UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08236

Northern Funds

(Exact name of registrant as specified in charter)

50 South LaSalle Street

Chicago, IL 60603

(Address of principal executive offices) (Zip code)

Name and Address of Agent for Service: Michael D. Mabry Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, Pennsylvania 19103	with a copy to: Kevin P. O’Rourke Jose J. Del Real, Esq. The Northern Trust Company 50 South LaSalle Street Chicago, Illinois 60603

Registrant’s telephone number, including area code: (800) 595-9111

Date of fiscal year end: March 31

Date of reporting period: September 30, 2022

Item 1. Reports to Stockholders.

(a)	Copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “1940 Act”) (17 CFR 270.30e-1).

(b)	Copy of notice transmitted to stockholders in reliance on Rule 30e-3 under the 1940 Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

Not applicable.

# NORTHERN FUNDS EQUITY FUNDS

## SEMI-ANNUAL REPORT

SEPTEMBER 30, 2022

NORTHERN FUNDS®

MANAGED BY NORTHERN TRUST

EQUITY FUNDS

TABLE OF CONTENTS

2	STATEMENTS OF ASSETS AND LIABILITIES

6	STATEMENTS OF OPERATIONS

10	STATEMENTS OF CHANGES IN NET ASSETS

16	FINANCIAL HIGHLIGHTS

39	SCHEDULES OF INVESTMENTS

39	ACTIVE M EMERGING MARKETS EQUITY FUND (Ticker Symbol: NMMEX)

44	ACTIVE M INTERNATIONAL EQUITY FUND (Ticker Symbol: NMIEX)

52	EMERGING MARKETS EQUITY INDEX FUND (Ticker Symbol: NOEMX)

76	GLOBAL REAL ESTATE INDEX FUND (Ticker Symbol: NGREX)

87	GLOBAL SUSTAINABILITY INDEX FUND (Ticker Symbols: Class I: NSRIX, Class K: NSRKX)

98	GLOBAL TACTICAL ASSET ALLOCATION FUND (Ticker Symbol: BBALX)

100	INCOME EQUITY FUND (Ticker Symbol: NOIEX)

104	INTERNATIONAL EQUITY FUND (Ticker Symbol: NOIGX)

109	INTERNATIONAL EQUITY INDEX FUND (Ticker Symbol: NOINX)

121	LARGE CAP CORE FUND (Ticker Symbol: NOLCX)

126	LARGE CAP VALUE FUND (Ticker Symbol: NOLVX)

130	MID CAP INDEX FUND (Ticker Symbol: NOMIX)

137	MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND (Ticker Symbol: NMFIX)

140	MULTI-MANAGER GLOBAL REAL ESTATE FUND (Ticker Symbol: NMMGX)

143	NORTHERN ENGAGE360TM FUND (Ticker Symbol: NENGX)

148	SMALL CAP CORE FUND (Ticker Symbols: Class I: NSGRX, Class K: NSCKX)

170	SMALL CAP INDEX FUND (Ticker Symbol: NSIDX)

196	SMALL CAP VALUE FUND (Ticker Symbol: NOSGX)

204	STOCK INDEX FUND (Ticker Symbol: NOSIX)

213	U.S. QUALITY ESG FUND (Ticker Symbols: Class I: NUEIX, Class K: NUESK)

217	NOTES TO THE FINANCIAL STATEMENTS

240	FUND EXPENSES

243	APPROVAL OF MANAGEMENT AGREEMENT AND SUB-ADVISORY AGREEMENTS

256	FOR MORE INFORMATION

This report has been prepared for the general information of Northern Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Funds summary prospectus or prospectus, which contains more complete information about a fund’s investment objectives, risks, fees and expenses. Investors are reminded to read a summary prospectus or prospectus carefully before investing or sending money.

Northern Funds are distributed by Northern Funds Distributors, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101, not affiliated with Northern Trust. NOT FDIC INSURED
May lose value / No bank guarantee

NORTHERN FUNDS SEMIANNUAL REPORT	1	EQUITY FUNDS

EQUITY FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

Amounts in thousands, except per share data	ACTIVE M EMERGING MARKETS EQUITY FUND	ACTIVE M INTERNATIONAL EQUITY FUND	EMERGING MARKETS EQUITY INDEX FUND		GLOBAL REAL ESTATE INDEX FUND
ASSETS:
Investments, at value	$179,572	$391,493	$1,251,341		$1,019,403
Investments in affiliates, at value	3,580	11,056	57,509		7,507
Cash	—	—	16		—
Cash held at broker	—	—	2,707	(1)	669	(1)
Foreign currencies held at broker, at value	—	—	—		213	(2)
Foreign currencies, at value	907	346	4,182		3,148
Interest income receivable	—	4	—		1
Dividend income receivable	271	870	2,656		4,438
Receivable for capital gains tax	273	—	156		1
Receivable for foreign tax reclaims	37	1,771	122		999
Receivable for securities sold	734	430	—		29
Receivable for variation margin on futures contracts	—	2	12		—
Receivable for fund shares sold	17	—	864		2,281
Receivable from investment adviser	9	8	51		6
Unrealized appreciation on forward foreign currency exchange contracts	—	—	128		47
Prepaid and other assets	11	17	24		13
Total Assets	185,411	405,997	1,319,768		1,038,755
LIABILITIES:
Cash overdraft	—	4	—		—
Unrealized depreciation on forward foreign currency exchange contracts	—	—	—		14
Payable for securities purchased	873	1,613	5,608		—
Payable for variation margin on futures contracts	9	32	264		110
Payable for fund shares redeemed	148	348	3,702		2,661
Payable to affiliates:
Management fees	34	55	30		69
Custody fees	38	13	185		33
Shareholder servicing fees	10	1	21		14
Transfer agent fees	7	14	48		38
Accrued Trustee fees	2	2	7		6
Outstanding options written, at value (premiums received $(20))	—	—	—		—
Deferred foreign capital gains tax payable	—	—	7,769		164
Accrued other liabilities	261	19	274		54
Total Liabilities	1,382	2,101	17,908		3,163
Net Assets	$184,029	$403,896	$1,301,860		$1,035,592
ANALYSIS OF NET ASSETS:
Capital stock	$221,474	$422,525	$1,497,636		$1,136,869
Distributable earnings (loss)	(37,445)	(18,629)	(195,776)		(101,277)
Net Assets	$184,029	$403,896	$1,301,860		$1,035,592
Net Assets:
Shares	$184,029	$403,896	$1,301,860		$1,035,592
Class K	—	—	—		—
Class I	—	—	—		—
Total Shares Outstanding ($.001 par value, unlimited authorization):
Shares	15,512	45,391	137,174		123,845
Class K	—	—	—		—
Class I	—	—	—		—
Net Asset Value, Redemption and Offering Price Per Share:
Shares	$11.86	$8.90	$9.49		$8.36
Class K	—	—	—		—
Class I	—	—	—		—
Investments, at cost	$192,072	$413,261	$1,015,026		$906,288
Investments in affiliates, at cost	3,580	11,056	57,509		7,507
Foreign currencies held at broker, at cost	—	—	—		227
Foreign currencies, at cost	909	366	4,199		3,157

(1)	Includes restricted cash held at broker of $2,600, $669 and $550, respectively.

(2)	Includes restricted foreign currencies held at broker of $178, $318, $150 and $2,981, respectively.

See Notes to the Financial Statements.

EQUITY FUNDS	2	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

GLOBAL SUSTAINABILITY INDEX FUND		GLOBAL TACTICAL ASSET ALLOCATION FUND	INCOME EQUITY FUND	INTERNATIONAL EQUITY FUND		INTERNATIONAL EQUITY INDEX FUND		LARGE CAP CORE FUND

$1,203,606		$21,184	$127,616	$94,017		$3,520,362		$221,983
5,746		81,121	1,029	703		7,846		4,132
—		—	—	—		—		—
974	(1)	—	—	17		499		—
1,125	(2)	—	—	150	(2)	2,981	(2)	—
2,302		—	—	743		2,569		—
—		—	—	—		—		—
1,793		—	198	444		11,601		151
—		—	—	—		—		—
1,119		—	—	462		16,363		—
—		—	—	11		38,537		—
37		—	—	17		270		—
3,695		10	5	69		2,077		142
2		3	2	3		41		5
12		—	—	—		—		—
19		9	6	11		18		4
1,220,430		102,327	128,856	96,647		3,603,164		226,417

—		—	—	—		—		4
36		—	—	—		313		—
—		—	—	—		39,280		—
164		—	19	10		232		55
1,839		149	21	3		2,642		30

37		4	10	8		54		17
24		—	2	4		103		4
61		11	13	—		25		6
41		4	5	3		124		8
2		4	4	9		15		16
—		—	4	—		—		—
—		—	—	—		—		—
87		26	40	40		54		48
2,291		198	118	77		42,842		188
$1,218,139		$102,129	$128,738	$96,570		$3,560,322		$226,229

$1,155,497		$108,913	$99,610	$155,762		$3,740,780		$168,389
62,642		(6,784)	29,128	(59,192)		(180,458)		57,840
$1,218,139		$102,129	$128,738	$96,570		$3,560,322		$226,229

—		102,129	128,738	96,570		3,560,322		226,229
641,635		—	—	—		—		—
576,504		—	—	—		—		—

—		8,935	10,626	12,639		339,086		10,937
42,038		—	—	—		—		—
37,799		—	—	—		—		—

—		11.43	12.11	7.64		10.50		20.68
15.26		—	—	—		—		—
15.25		—	—	—		—		—
$1,148,335		$24,136	$104,923	$109,547		$2,969,491		$174,127
5,759		88,085	1,029	703		7,846		4,132
1,201		—	—	157		3,138		—
2,348		—	—	738		2,533		—

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	3	EQUITY FUNDS

EQUITY FUNDS

STATEMENTS OF ASSETS AND LIABILITIES continued

Amounts in thousands, except per share data	LARGE CAP VALUE FUND	MID CAP INDEX FUND	MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND	MULTI-MANAGER GLOBAL REAL ESTATE FUND
ASSETS:
Investments, at value	$54,265	$1,852,670	$882,996	$131,834
Investments in affiliates, at value	250	25,154	26,223	5,616
Cash	—	—	—	—
Cash held at broker	—	—	170	—
Foreign currencies, at value	—	—	1,103	23
Interest income receivable	—	—	—	2
Dividend income receivable	60	3,476	1,646	483
Receivable for foreign tax reclaims	—	—	1,227	53
Receivable for securities sold	—	16,271	9,312	416
Receivable for variation margin on futures contracts	—	—	1	—
Receivable for fund shares sold	3	726	534	—
Receivable from investment adviser	2	24	10	4
Prepaid and other assets	9	18	64	37
Total Assets	54,589	1,898,339	923,286	138,468
LIABILITIES:
Payable for securities purchased	—	9,893	3,191	359
Payable for variation margin on futures contracts	5	228	49	—
Payable for fund shares redeemed	37	2,064	3,350	670
Payable to affiliates:
Management fees	5	28	142	21
Custody fees	3	26	21	—
Shareholder servicing fees	2	—	—	—
Transfer agent fees	2	66	34	5
Accrued Trustee fees	6	5	3	1
Accrued other liabilities	42	43	21	38
Total Liabilities	102	12,353	6,811	1,094
Net Assets	$54,487	$1,885,986	$916,475	$137,374
ANALYSIS OF NET ASSETS:
Capital stock	$54,456	$1,376,590	$1,011,788	$149,383
Distributable earnings (loss)	31	509,396	(95,313)	(12,009)
Net Assets	$54,487	$1,885,986	$916,475	$137,374
Net Assets:
Shares	$54,487	$1,885,986	$916,475	$137,374
Class K	—	—	—	—
Class I	—	—	—	—
Total Shares Outstanding ($.001 par value, unlimited authorization):
Shares	3,093	102,112	88,120	14,723
Class K	—	—	—	—
Class I	—	—	—	—
Net Asset Value, Redemption and Offering Price Per Share:
Shares	$17.62	$18.47	$10.40	$9.33
Class K	—	—	—	—
Class I	—	—	—	—
Investments, at cost	$59,368	$1,494,116	$1,001,687	$148,873
Investments in affiliates, at cost	250	25,154	26,223	5,616
Foreign currencies, at cost	—	—	1,103	23

See Notes to the Financial Statements.

EQUITY FUNDS	4	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

NORTHERN ENGAGE360TM FUND	SMALL CAP CORE FUND	SMALL CAP INDEX FUND	SMALL CAP VALUE FUND	STOCK INDEX FUND	U.S. QUALITY ESG FUND

$232,524	$385,303	$1,153,611	$1,606,906	$9,581,431	$309,584
8,748	14,230	10,960	29,304	22,756	1,932
—	—	—	—	—	3
—	—	—	—	—	—
91	—	—	—	—	—
—	—	—	—	—	—
448	457	1,347	2,879	7,704	232
348	—	—	—	—	—
961	54	—	601	—	—
—	—	—	—	—	—
—	85	341	500	9,287	23
4	3	13	30	78	3
13	17	16	11	47	22
243,137	400,149	1,166,288	1,640,231	9,621,303	311,799

37	—	—	1,141	11,159	—
22	117	121	314	653	37
—	158	451	3,171	2,399	270

28	32	17	259	65	20
10	5	31	30	115	8
—	26	—	638	—	2
8	14	40	57	334	12
—	4	6	10	24	—
22	51	30	120	77	34
127	407	696	5,740	14,826	383
$243,010	$399,742	$1,165,592	$1,634,491	$9,606,477	$311,416

$247,088	$291,027	$958,467	$1,063,546	$3,461,273	$318,092
(4,078)	108,715	207,125	570,945	6,145,204	(6,676)
$243,010	$399,742	$1,165,592	$1,634,491	$9,606,477	$311,416

243,010	—	1,165,592	1,634,491	9,606,477	—
—	218,370	—	—	—	308,214
—	181,372	—	—	—	3,202

24,797	—	100,019	94,213	244,567	—
—	9,561	—	—	—	22,322
—	7,958	—	—	—	232

9.80	—	11.65	17.35	39.28	—
—	22.84	—	—	—	13.81
—	22.79	—	—	—	13.80
$260,947	$299,232	$982,064	$1,128,964	$3,606,393	$308,071
8,748	14,230	10,960	29,304	20,593	1,932
92	—	—	—	—	—

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	5	EQUITY FUNDS

EQUITY FUNDS

STATEMENTS OF OPERATIONS

Amounts in thousands	ACTIVE M EMERGING MARKETS EQUITY FUND		ACTIVE M INTERNATIONAL EQUITY FUND	EMERGING MARKETS EQUITY INDEX FUND		GLOBAL REAL ESTATE INDEX FUND

INVESTMENT INCOME:

Dividend income	$3,563	(1)	$7,806 (1)	$35,438	(1)	$27,405 (1)

Non-cash dividend income	—		—	—		—

Dividend income from investments in affiliates	26		70	174		75

Interest income (Note 6)	46		34	9		3

Total Investment Income	3,635		7,910	35,621		27,483

EXPENSES:

Management fees	1,387		2,047	1,687		2,593

Custody fees	129		90	786		130

Transfer agent fees	49		96	325		249

Blue sky fees	11		11	13		13

Printing fees	5		7	17		13

Professional fees	20		20	33		27

Shareholder servicing fees (Shares)	34		8	98		83

Shareholder servicing fees (Class I)	—		—	—		—

Trustee fees	3		3	8		5

Interest expense	—		—	—		—

Other	60		14	68		18

Total Expenses	1,698		2,296	3,035		3,131

Less expenses reimbursed by investment adviser	(282)		(189)	(673)		(37)

Net Expenses	1,416		2,107	2,362		3,094

Net Investment Income	2,219		5,803	33,259		24,389

NET REALIZED AND UNREALIZED GAINS (LOSSES):

Net realized gains (losses) on:

Investments	(11,009	)(2)	9,536	(59,667	)(2)	(3,121)

Investments in affiliates	—		—	—		—

Options written	—		—	—		—

Futures contracts	(908)		(1,472)	(3,162)		(2,969)

Foreign currency transactions	(187)		(227)	(1,063)		(684)

Forward foreign currency exchange contracts	—		—	(85)		243

Net changes in unrealized appreciation (depreciation) on:

Investments	(55,118	)(3)	(134,718)	(356,496	)(3)	(408,729)

Investments in affiliates	—		—	—		—

Options written	—		—	—		—

Futures contracts	(295)		(697)	(8,405)		(1,597)

Foreign currency translations	(37)		(196)	320		(148)

Forward foreign currency exchange contracts	—		—	200		26

Net Losses	(67,554)		(127,774)	(428,358)		(416,979)

Net Decrease in Net Assets Resulting from Operations	$(65,335)		$(121,971)	$(395,099)		$(392,590)

(1)	Net of $394, $949, $4,203, $1,105, $912, $279 and $8,423, respectively, in foreign withholding taxes.

(2)	Net of foreign capital gains tax paid of $110 and $2,821, respectively.

(3)	Net change in unrealized of deferred foreign capital gains tax of $226 and $2,728 respectively.

See Notes to the Financial Statements.

EQUITY FUNDS	6	NORTHERN FUNDS SEMIANNUAL REPORT

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2022 (UNAUDITED)

GLOBAL SUSTAINABILITY INDEX FUND	GLOBAL TACTICAL ASSET ALLOCATION FUND	INCOME EQUITY FUND	INTERNATIONAL EQUITY FUND	INTERNATIONAL EQUITY INDEX FUND	LARGE CAP CORE FUND

$14,395 (1)	$244	$2,118	$2,627 (1)	$80,185 (1)	$2,246

—	—	—	—	10,308	—

112	1,865	5	7	53	13

—	—	—	—	—	1

14,507	2,109	2,123	2,634	90,546	2,260

1,187	134	582	272	3,574	569

85	1	9	27	339	16

254	22	29	22	826	50

17	12	10	10	14	12

12	4	7	6	36	8

26	20	20	21	51	20

—	27	53	9	170	43

166	—	—	—	—	—

5	3	3	3	16	3

—	1	—	—	—	—

10	6	6	12	31	6

1,762	230	719	382	5,057	727

(12)	(79)	(103)	(89)	(227)	(140)

1,750	151	616	293	4,830	587

12,757	1,958	1,507	2,341	85,716	1,673

4,534	(947)	4,595	(5,511)	(34,034)	4,425

—	263	—	—	—	—

—	—	119	—	—	—

(1,007)	—	(204)	(71)	871	133

(788)	—	—	(183)	(6,247)	—

6	—	—	—	73	—

(339,370)	(1,858)	(36,395)	(22,795)	(1,088,401)	(59,686)

(305)	(18,436)	—	—	—	—

—	—	88	—	—	—

(2,343)	—	(209)	(115)	(5,101)	(435)

(238)	—	—	(51)	(1,998)	—

14	—	—	—	20	—

(339,497)	(20,978)	(32,006)	(28,726)	(1,134,817)	(55,563)

$(326,740)	$(19,020)	$(30,499)	$(26,385)	$(1,049,101)	$(53,890)

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	7	EQUITY FUNDS

EQUITY FUNDS

STATEMENTS OF OPERATIONS continued

Amounts in thousands	LARGE CAP VALUE FUND	MID CAP INDEX FUND	MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND	MULTI-MANAGER GLOBAL REAL ESTATE FUND

INVESTMENT INCOME:

Dividend income	$804	$19,278	$20,524 (1)	$2,709	(1)

Non-cash dividend income	—	—	—	222

Dividend income from investments in affiliates	2	91	209	24

Interest income (Note 6)	1	28	19	6

Total Investment Income	807	19,397	20,752	2,961
EXPENSES:

Management fees	166	1,339	4,866	773

Custody fees	7	93	82	26

Transfer agent fees	12	417	209	33

Blue sky fees	10	16	11	10

Printing fees	6	19	12	5

Professional fees	20	32	20	20

Shareholder servicing fees (Shares)	16	127	81	4

Shareholder servicing fees (Class I)	—	—	—	—

Trustee fees	3	8	3	3

Other	6	15	9	14

Total Expenses	246	2,066	5,293	888

Less expenses reimbursed by investment adviser	(69)	(509)	(80)	(88)

Net Expenses	177	1,557	5,213	800

Net Investment Income	630	17,840	15,539	2,161

NET REALIZED AND UNREALIZED GAINS (LOSSES):

Net realized gains (losses) on:

Investments	1,001	38,436	10,298	2,977

Investments in affiliates	—	—	—	—

Futures contracts	(81)	(1,123)	(5,618)	—

Foreign currency transactions	—	—	(359)	(19)

Forward foreign currency exchange contracts	—	—	—	—

Net changes in unrealized appreciation (depreciation) on:

Investments	(12,959)	(464,442)	(231,639)	(55,938	)(2)

Investments in affiliates	—	—	—	—

Futures contracts	(80)	(4,225)	(1,198)	—

Foreign currency translations	—	—	(202)	(8)

Net Losses	(12,119)	(431,354)	(228,718)	(52,988)

Net Decrease in Net Assets Resulting from Operations	$(11,489)	$(413,514)	$(213,179)	$(50,827)

(1)	Net of $1,351, $94, $238, $15, and $11, respectively, in foreign withholding taxes.

(2)	Net change in unrealized of deferred foreign capital gains tax of $6.

See Notes to the Financial Statements.

EQUITY FUNDS	8	NORTHERN FUNDS SEMIANNUAL REPORT

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2022 (UNAUDITED)

NORTHERN ENGAGE360TM FUND	SMALL CAP CORE FUND	SMALL CAP INDEX FUND	SMALL CAP VALUE FUND	STOCK INDEX FUND	U.S. QUALITY ESG FUND

$3,049 (1)	$3,733	$9,966 (1)	$19,697	$90,863 (1)	$3,730

—	—	—	—	—	—

59	86	41	248	307	22

2	9	23	40	116	—

3,110	3,828	10,030	19,985	91,286	3,752

989	1,069	825	9,374	4,064	807

36	20	88	93	432	23

56	87	256	380	2,120	84

11	18	13	25	22	14

6	6	14	26	76	6

20	20	26	32	74	21

—	—	48	1,405	162	—

—	101	—	—	—	—

3	3	5	9	27	3

10	9	11	28	46	8

1,131	1,333	1,286	11,372	7,023	966

(112)	(110)	(325)	(1,477)	(1,861)	(112)

1,019	1,223	961	9,895	5,162	854

2,091	2,605	9,069	10,090	86,124	2,898

(12,693)	22,415	20,233	82,012	161,077	(15,167)

—	—	—	—	138	—

(866)	(1,442)	(1,463)	(5,701)	(11,098)	(756)

(9)	—	—	—	—	—

(15)	—	—	—	—	—

(57,000)	(110,055)	(310,281)	(415,553)	(2,697,805)	(75,472)

—	—	—	—	(2,180)	—

(399)	(2,779)	(2,209)	(7,353)	(16,025)	(214)

(37)	—	—	—	—	—

(71,019)	(91,861)	(293,720)	(346,595)	(2,565,893)	(91,609)

$(68,928)	$(89,256)	$(284,651)	$(336,505)	$(2,479,769)	$(88,711)

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	9	EQUITY FUNDS

EQUITY FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	ACTIVE M EMERGING MARKETS EQUITY FUND		ACTIVE M INTERNATIONAL EQUITY FUND		EMERGING MARKETS EQUITY INDEX FUND

Amounts in thousands	SEP 30, 2022	MAR 31, 2022	SEP 30, 2022	MAR 31, 2022	SEP 30, 2022	MAR 31, 2022
OPERATIONS:

Net investment income (Note 6)	$2,219	$3,976	$5,803	$7,629	$33,259	$50,272

Net realized gains (losses)	(12,104)	19,952	7,837	41,713	(63,977)	(4,037)

Net change in unrealized appreciation (depreciation)	(55,450)	(58,978)	(135,611)	(53,748)	(364,381)	(349,196)

Net Increase (Decrease) in Net Assets Resulting from Operations	(65,335)	(35,050)	(121,971)	(4,406)	(395,099)	(302,961)
CAPITAL SHARE TRANSACTIONS:

Net increase (decrease) in net assets resulting from Shares transactions	(64,001)	(2,235)	(58,148)	(27,279)	(252,148)	(97,711)

Net increase (decrease) in net assets resulting from Class K transactions	—	—	—	—	—	—

Net increase (decrease) in net assets resulting from Class I transactions	—	—	—	—	—	—

Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(64,001)	(2,235)	(58,148)	(27,279)	(252,148)	(97,711)
DISTRIBUTIONS TO SHARES SHAREHOLDERS:

Distributable earnings	—	(88,159)	—	(67,428)	—	(63,000)

Total Distributions to Shares Shareholders	—	(88,159)	—	(67,428)	—	(63,000)
DISTRIBUTIONS TO CLASS K SHAREHOLDERS:

Distributable earnings	—	—	—	—	—	—

Total Distributions to Class K Shareholders	—	—	—	—	—	—
DISTRIBUTIONS TO CLASS I SHAREHOLDERS:

Distributable earnings	—	—	—	—	—	—

Total Distributions to Class I Shareholders	—	—	—	—	—	—
Total Increase (Decrease) in Net Assets	(129,336)	(125,444)	(180,119)	(99,113)	(647,247)	(463,672)

NET ASSETS:

Beginning of period	313,365	438,809	584,015	683,128	1,949,107	2,412,779

End of period	$184,029	$313,365	$403,896	$584,015	$1,301,860	$1,949,107

(1)	See Note 6.

See Notes to the Financial Statements.

EQUITY FUNDS	10	NORTHERN FUNDS SEMIANNUAL REPORT

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2022 (UNAUDITED) OR THE FISCAL YEAR ENDED MARCH 31, 2022

GLOBAL REAL ESTATE INDEX FUND			GLOBAL SUSTAINABILITY INDEX FUND		GLOBAL TACTICAL ASSET ALLOCATION FUND		INCOME EQUITY FUND

SEP 30, 2022		MAR 31, 2022	SEP 30, 2022	MAR 31, 2022	SEP 30, 2022	MAR 31, 2022	SEP 30, 2022	MAR 31, 2022

$24,389		$34,002	$12,757	$17,945	$1,958	$3,182	$1,507	$1,952

(6,531)		25,272	2,745	18,231	(684)	5,679	4,510	18,902

(410,448)		109,012	(342,242)	62,620	(20,294)	(4,208)	(36,516)	3,645

(392,590)		168,286	(326,740)	98,796	(19,020)	4,653	(30,499)	24,499

(44,751	)(1)	(65,059)	—	—	(5,447)	8,975	(3,873)	11,790

—		—	64,606	210,310	—	—	—	—

—		—	7,558	242,010	—	—	—	—

(44,751)		(65,059)	72,164	452,320	(5,447)	8,975	(3,873)	11,790

(19,949)		(42,518)	—	—	(1,523)	(6,236)	(1,356)	(21,731)

(19,949)		(42,518)	—	—	(1,523)	(6,236)	(1,356)	(21,731)

—		—	—	(38,294)	—	—	—	—

—		—	—	(38,294)	—	—	—	—

—		—	—	(28,738)	—	—	—	—

—		—	—	(28,738)	—	—	—	—

(457,290)		60,709	(254,576)	484,084	(25,990)	7,392	(35,728)	14,558

1,492,882		1,432,173	1,472,715	988,631	128,119	120,727	164,466	149,908

$1,035,592		$1,492,882	$1,218,139	$1,472,715	$102,129	$128,119	$128,738	$164,466

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	11	EQUITY FUNDS

EQUITY FUNDS

STATEMENTS OF CHANGES IN NET ASSETS continued

	INTERNATIONAL EQUITY FUND		INTERNATIONAL EQUITY INDEX FUND		LARGE CAP CORE FUND

Amounts in thousands	SEP 30, 2022	MAR 31, 2022	SEP 30, 2022	MAR 31, 2022	SEP 30, 2022	MAR 31, 2022
OPERATIONS:

Net investment income (Note 6)	$2,341	$3,440	$85,716	$145,497	$1,673	$3,182

Net realized gains (losses)	(5,765)	5,174	(39,337)	48,322	4,558	34,685

Net change in unrealized appreciation (depreciation)	(22,961)	(5,575)	(1,095,480)	(185,923)	(60,121)	7,423

Net Increase (Decrease) in Net Assets Resulting from Operations	(26,385)	3,039	(1,049,101)	7,896	(53,890)	45,290
CAPITAL SHARE TRANSACTIONS:

Net increase (decrease) in net assets resulting from Shares transactions	(1,588)	19,472	(241,958)	(356,840)	(7,611)	13,672

Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(1,588)	19,472	(241,958)	(356,840)	(7,611)	13,672
DISTRIBUTIONS TO SHARES SHAREHOLDERS:

Distributable earnings	—	(4,000)	—	(179,350)	(1,607)	(40,170)

Total Distributions to Shares Shareholders	—	(4,000)	—	(179,350)	(1,607)	(40,170)
Total Increase (Decrease) in Net Assets	(27,973)	18,511	(1,291,059)	(528,294)	(63,108)	18,792

NET ASSETS:

Beginning of period	124,543	106,032	4,851,381	5,379,675	289,337	270,545

End of period	$96,570	$124,543	$3,560,322	$4,851,381	$226,229	$289,337

See Notes to the Financial Statements.

EQUITY FUNDS	12	NORTHERN FUNDS SEMIANNUAL REPORT

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2022 (UNAUDITED) OR THE FISCAL YEAR ENDED MARCH 31, 2022

LARGE CAP VALUE FUND		MID CAP INDEX FUND		MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND		MULTI-MANAGER GLOBAL REAL ESTATE FUND

SEP 30, 2022	MAR 31, 2022	SEP 30, 2022	MAR 31, 2022	SEP 30, 2022	MAR 31, 2022	SEP 30, 2022	MAR 31, 2022

$630	$1,048	$17,840	$28,887	$15,539	$26,895	$2,161	$2,472

920	9,334	37,313	217,354	4,321	100,401	2,958	12,541

(13,039)	(2,231)	(468,667)	(131,923)	(233,039)	(2,583)	(55,946)	12,416

(11,489)	8,151	(413,514)	114,318	(213,179)	124,713	(50,827)	27,429

(1,738)	1,039	(139,901)	47,457	46,997	(82,721)	(15,295)	2,161

(1,738)	1,039	(139,901)	47,457	46,997	(82,721)	(15,295)	2,161

—	(5,297)	—	(246,101)	(20,666)	(106,263)	(1,397)	(5,889)

—	(5,297)	—	(246,101)	(20,666)	(106,263)	(1,397)	(5,889)

(13,227)	3,893	(553,415)	(84,326)	(186,848)	(64,271)	(67,519)	23,701

67,714	63,821	2,439,401	2,523,727	1,103,323	1,167,594	204,893	181,192

$54,487	$67,714	$1,885,986	$2,439,401	$916,475	$1,103,323	$137,374	$204,893

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	13	EQUITY FUNDS

EQUITY FUNDS

STATEMENTS OF CHANGES IN NET ASSETS continued

	NORTHERN ENGAGE360TM FUND		SMALL CAP CORE FUND		SMALL CAP INDEX FUND

Amounts in thousands	SEP 30, 2022	MAR 31, 2022	SEP 30, 2022	MAR 31, 2022	SEP 30, 2022	MAR 31, 2022
OPERATIONS:

Net investment income (Note 6)	$2,091	$5,435	$2,605	$3,530	$9,069	$14,064

Net realized gains (losses)	(13,583)	56,965	20,973	50,001	18,770	154,530

Net change in unrealized appreciation (depreciation)	(57,436)	(60,779)	(112,834)	(56,067)	(312,490)	(259,077)

Net Increase (Decrease) in Net Assets Resulting from Operations	(68,928)	1,621	(89,256)	(2,536)	(284,651)	(90,483)
CAPITAL SHARE TRANSACTIONS:

Net increase (decrease) in net assets resulting from Shares transactions	(24,662)	(32,714)	—	—	(85,171)	193,119

Net increase (decrease) in net assets resulting from Class K transactions	—	—	(11,891)	33,955	—	—

Net increase (decrease) in net assets resulting from Class I transactions	—	—	(5,032)	8,052	—	—

Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(24,662)	(32,714)	(16,923)	42,007	(85,171)	193,119
DISTRIBUTIONS TO SHARES SHAREHOLDERS:

Distributable earnings	—	(32,806)	—	—	—	(174,117)

Total Distributions to Shares Shareholders	—	(32,806)	—	—	—	(174,117)
DISTRIBUTIONS TO CLASS K SHAREHOLDERS:

Distributable earnings	—	—	—	(40,971)	—	—

Total Distributions to Class K Shareholders	—	—	—	(40,971)	—	—
DISTRIBUTIONS TO CLASS I SHAREHOLDERS:

Distributable earnings	—	—	—	(34,584)	—	—

Total Distributions to Class I Shareholders	—	—	—	(34,584)	—	—
Total Increase (Decrease) in Net Assets	(93,590)	(63,899)	(106,179)	(36,084)	(369,822)	(71,481)

NET ASSETS:

Beginning of period	336,600	400,499	505,921	542,005	1,535,414	1,606,895

End of period	$243,010	$336,600	$399,742	$505,921	$1,165,592	$1,535,414

(1)	See Note 6.

See Notes to the Financial Statements.

EQUITY FUNDS	14	NORTHERN FUNDS SEMIANNUAL REPORT

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2022, (UNAUDITED) OR THE FISCAL YEAR ENDED MARCH 31, 2022

SMALL CAP VALUE FUND		STOCK INDEX FUND			U.S. QUALITY ESG FUND

SEP 30, 2022	MAR 31, 2022	SEP 30, 2022	MAR 31, 2022		SEP 30, 2022	MAR 31, 2022

$10,090	$18,622	$86,124	$154,679		$2,898	$3,891

76,311	255,350	150,117	248,493		(15,923)	25,723

(422,906)	(185,656)	(2,716,010)	1,323,796		(75,686)	11,351

(336,505)	88,316	(2,479,769)	1,726,968		(88,711)	40,965

(322,219)	(397,357)	(298,005)	(65,451	)(1)	—	—

—	—	—	—		(83,216)	170,376

—	—	—	—		1,658	2,121

(322,219)	(397,357)	(298,005)	(65,451)		(81,558)	172,497

—	(372,005)	(83,468)	(419,229)		—	—

—	(372,005)	(83,468)	(419,229)		—	—

—	—	—	—		(2,739)	(27,256)

—	—	—	—		(2,739)	(27,256)

—	—	—	—		(21)	(48)

—	—	—	—		(21)	(48)
(658,724)	(681,046)	(2,861,242)	1,242,288		(173,029)	186,158

2,293,215	2,974,261	12,467,719	11,225,431		484,445	298,287

$1,634,491	$2,293,215	$9,606,477	$12,467,719		$311,416	$484,445

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	15	EQUITY FUNDS

EQUITY FUNDS

FINANCIAL HIGHLIGHTS

ACTIVE M EMERGING MARKETS EQUITY FUND	SHARES

Selected per share data	SIX MONTHS ENDED SEP 30, 2022 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2022	FISCAL YEAR ENDED MAR 31, 2021	FISCAL YEAR ENDED MAR 31, 2020	FISCAL YEAR ENDED MAR 31, 2019	FISCAL YEAR ENDED MAR 31, 2018

Net Asset Value, Beginning of Period	$15.38	$22.17	$14.61	$19.49	$22.55	$18.05

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.13	0.24 (1)	0.15 (2)	0.59	0.42	0.28

Net realized and unrealized gains (losses)	(3.65)	(2.11)	8.93 (3)	(3.84)	(3.30)	4.22

Total from Investment Operations	(3.52)	(1.87)	9.08	(3.25)	(2.88)	4.50

LESS DISTRIBUTIONS PAID:

From net investment income(4)	—	(0.36)	(0.20)	(0.88)	(0.18)	—

From net realized gains	—	(4.56)	(1.32)	(0.75)	—	—

Total Distributions Paid	—	(4.92)	(1.52)	(1.63)	(0.18)	—

Net Asset Value, End of Period	$11.86	$15.38	$22.17	$14.61	$19.49	$22.55

Total Return(5)	(22.89)%	(9.64)%	62.55%	(18.77)%	(12.71)%	24.93%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$184,029	$313,365	$438,809	$338,370	$816,363	$1,268,985

Ratio to average net assets of:(6)

Expenses, net of reimbursements and credits(7)	1.10%	1.10%	1.10%	1.10%	1.10%	1.10%

Expenses, before reimbursements and credits	1.32%	1.26%	1.25%	1.26%	1.21%	1.21%

Net investment income, net of reimbursements and credits(7)	1.73%	1.01%	0.72%	1.85%	1.61%	1.34%

Net investment income, before reimbursements and credits	1.51%	0.85%	0.57%	1.69%	1.50%	1.23%

Portfolio Turnover Rate	57.08%	99.51%	134.29%	81.32%	80.98%	36.14%

(1)	The Northern Trust Company reimbursed the Fund approximately $14,000. The reimbursements represent less than $0.01 per share and had no effect on the Fund’s total return. See Note 6.

(2)	The Northern Trust Company reimbursed the Fund approximately $41,000. The reimbursements represent less than $0.01 per share. Without these reimbursements, the total return would have been 62.53%.

(3)	The Fund received reimbursements from Northern Trust Investments, Inc. of approximately $3,000. The reimbursements represents less than $0.01 per share and had no effect on the Fund’s total return.

(4)	Distributions to shareholders from net investment income include amounts related to foreign currency transactions, which are treated as ordinary income for federal income tax purposes.

(5)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(6)	Annualized for periods less than one year.

(7)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $6,000, less than $1,000 and approximately $10,000, $17,000, $42,000 and $46,000 which represent less than 0.01 percent of average net assets for the six months ended September 30, 2022 and the fiscal years ended March 31, 2022, 2021, 2020, 2019 and 2018, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

EQUITY FUNDS	16	NORTHERN FUNDS SEMIANNUAL REPORT

ACTIVE M INTERNATIONAL EQUITY FUND	SHARES

Selected per share data	SIX MONTHS ENDED SEP 30, 2022 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2022	FISCAL YEAR ENDED MAR 31, 2021	FISCAL YEAR ENDED MAR 31, 2020	FISCAL YEAR ENDED MAR 31, 2019	FISCAL YEAR ENDED MAR 31, 2018

Net Asset Value, Beginning of Period	$11.45	$12.81	$8.09	$10.38	$11.70	$9.95

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.14	0.16 (1)	0.13 (2)	0.21	0.22	0.17

Net realized and unrealized gains (losses)	(2.69)	(0.21)	4.69 (3)	(1.85)	(0.91)	1.74

Total from Investment Operations	(2.55)	(0.05)	4.82	(1.64)	(0.69)	1.91

LESS DISTRIBUTIONS PAID:

From net investment income(4)	—	(0.20)	(0.10)	(0.26)	(0.29)	(0.16)

From net realized gains	—	(1.11)	—	(0.39)	(0.34)	—

Total Distributions Paid	—	(1.31)	(0.10)	(0.65)	(0.63)	(0.16)

Net Asset Value, End of Period	$8.90	$11.45	$12.81	$8.09	$10.38	$11.70

Total Return(5)	(22.27)%	(1.04)%	59.61%	(17.49)%	(5.32)%	19.17%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$403,896	$584,015	$683,128	$558,183	$915,696	$1,390,844

Ratio to average net assets of:(6)

Expenses, net of reimbursements and credits(7)	0.84%	0.84%	0.85%	0.85%	0.84%	0.84%

Expenses, before reimbursements and credits	0.92%	0.90%	0.92%	0.93%	0.94%	0.93%

Net investment income, net of reimbursements and credits(7)	2.33%	1.10%	0.93%	1.86%	1.75%	1.49%

Net investment income, before reimbursements and credits	2.25%	1.04%	0.86%	1.78%	1.65%	1.40%

Portfolio Turnover Rate	27.43%	41.19%	51.34%	39.52%	35.11%	65.70%

(1)	The Northern Trust Company reimbursed the Fund approximately $20,000. The reimbursements represent less than $0.01 per share and had no effect on the Fund’s total return. See Note 6.

(2)	The Northern Trust Company reimbursed the Fund approximately $26,000. The reimbursements represent less than $0.01 per share. Without these reimbursements, the total return would have been 59.59%.

(3)	The Fund received reimbursements from Northern Trust Investments, Inc. of approximately $6,000. The reimbursements represents less than $0.01 per share and had no effect on the Fund’s total return.

(4)	Distributions to shareholders from net investment income include amounts related to foreign currency transactions, which are treated as ordinary income for federal income tax purposes.

(5)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(6)	Annualized for periods less than one year.

(7)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $12,000, less than $1,000 and approximately $17,000, $45,000, $66,000 and $77,000, which represent less than 0.01 percent of average net assets for the six months ended September 30, 2022 and the fiscal years ended March 31, 2022, 2021, 2020, 2019 and 2018, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	17	EQUITY FUNDS

EQUITY FUNDS

FINANCIAL HIGHLIGHTS continued

EMERGING MARKETS EQUITY INDEX FUND	SHARES

Selected per share data	SIX MONTHS ENDED SEP 30, 2022 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2022	FISCAL YEAR ENDED MAR 31, 2021	FISCAL YEAR ENDED MAR 31, 2020	FISCAL YEAR ENDED MAR 31, 2019	FISCAL YEAR ENDED MAR 31, 2018

Net Asset Value, Beginning of Period	$12.15	$14.32	$9.25	$11.70	$13.10	$10.68

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.22	0.29 (1)	0.20 (2)	0.37	0.30	0.24

Net realized and unrealized gains (losses)	(2.88)	(2.08)	5.20	(2.43)	(1.41)	2.40

Total from Investment Operations	(2.66)	(1.79)	5.40	(2.06)	(1.11)	2.64

LESS DISTRIBUTIONS PAID:

From net investment income(3)	—	(0.38)	(0.33)	(0.39)	(0.29)	(0.22)

Total Distributions Paid	—	(0.38)	(0.33)	(0.39)	(0.29)	(0.22)

Net Asset Value, End of Period	$9.49	$12.15	$14.32	$9.25	$11.70	$13.10

Total Return(4)	(21.89)%	(12.69)%	58.51%	(18.36)%	(8.20)%	24.84%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$1,301,860	$1,949,107	$2,412,779	$1,594,038	$2,790,805	$3,255,089

Ratio to average net assets of:(5)

Expenses, net of reimbursements and credits(6)	0.28%	0.30%	0.30%	0.30%	0.30%	0.30%

Expenses, before reimbursements and credits	0.36%	0.34%	0.34%	0.35%	0.35%	0.34%

Net investment income, net of reimbursements and credits(6)	3.94%	2.18%	1.76%	3.07%	2.35%	2.00%

Net investment income, before reimbursements and credits	3.86%	2.14%	1.72%	3.02%	2.30%	1.96%

Portfolio Turnover Rate	26.81%	20.35%	74.68%	45.08%	54.69%	27.03%

(1)	The Fund received reimbursements from Northern Trust Investments, Inc. of approximately $10,000. The reimbursements represents less than $0.01 per share and had no effect on the Fund’s total return.

(2)	The Northern Trust Company reimbursed the Fund approximately $151,000. The reimbursements represent less than $0.01 per share. Without these reimbursements, the total return would have been 58.44%.

(3)	Distributions to shareholders from net investment income include amounts related to foreign currency transactions, which are treated as ordinary income for federal income tax purposes.

(4)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $15,000, $1,000, $21,000, $26,000, $31,000 and $34,000, which represent less than 0.01 percent of average net assets for the six months ended September 30, 2022 and the fiscal years ended March 31, 2022, 2021, 2020, 2019 and 2018, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

EQUITY FUNDS	18	NORTHERN FUNDS SEMIANNUAL REPORT

GLOBAL REAL ESTATE INDEX FUND	SHARES

Selected per share data	SIX MONTHS ENDED SEP 30, 2022 (UNAUDITED)		FISCAL YEAR ENDED MAR 31, 2022	FISCAL YEAR ENDED MAR 31, 2021		FISCAL YEAR ENDED MAR 31, 2020	FISCAL YEAR ENDED MAR 31, 2019	FISCAL YEAR ENDED MAR 31, 2018

Net Asset Value, Beginning of Period	$11.62		$10.67	$8.22		$11.05	$10.35	$9.99

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.18		0.24 (1)	0.04		0.34	0.34	0.33

Net realized and unrealized gains (losses)	(3.28)		1.03	2.64		(2.67)	0.72	0.38

Total from Investment Operations	(3.10)		1.27	2.68		(2.33)	1.06	0.71

LESS DISTRIBUTIONS PAID:

From net investment income(2)	(0.16)		(0.32)	(0.23)		(0.50)	(0.36)	(0.35)

Total Distributions Paid	(0.16)		(0.32)	(0.23)		(0.50)	(0.36)	(0.35)

Net Asset Value, End of Period	$8.36		$11.62	$10.67		$8.22	$11.05	$10.35

Total Return(3)	(26.83	)%(4)	11.84%	33.25	%(5)	(22.11)%	10.55%	7.10%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$1,035,592		$1,492,882	$1,432,173		$1,780,428	$2,091,233	$1,881,555

Ratio to average net assets of:(6)

Expenses, net of reimbursements and credits(7)	0.48%		0.48%	0.48%		0.49%	0.50%	0.50%

Expenses, before reimbursements and credits	0.48%		0.48%	0.48%		0.49%	0.53%	0.53%

Net investment income, net of reimbursements and credits(7)	3.76%		2.23%	2.55%		2.81%	3.17%	3.21%

Net investment income, before reimbursements and credits	3.76%		2.23%	2.55%		2.81%	3.14%	3.18%

Portfolio Turnover Rate	5.35%		5.75%	7.27%		6.91%	27.17%	9.53%

(1)	The Northern Trust Company reimbursed the Fund approximately $7,000. The reimbursements represent less than $0.01 per share and had no effect on the Fund’s total return. See Note 6.

(2)	Distributions to shareholders from net investment income include amounts related to foreign currency transactions, which are treated as ordinary income for federal income tax purposes.

(3)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(4)	The Northern Trust Company reimbursed the Fund approximately $10,000. The reimbursements represent less than $0.01 per share and had no effect on the Fund’s total return, See Note 6.

(5)	During the fiscal year ended March 31, 2021, the Fund received monies related to certain nonrecurring litigation proceeds. If these monies were not received, the total return would have been 33.11%.

(6)	Annualized for periods less than one year.

(7)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $9,000, $1,000, $8,000, $32,000, $16,000 and $16,000, which represent less than 0.01 percent of average net assets for the six months ended September 30, 2022 and the fiscal years ended March 31, 2022, 2021, 2020, 2019 and 2018, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	19	EQUITY FUNDS

EQUITY FUNDS

FINANCIAL HIGHLIGHTS continued

GLOBAL SUSTAINABILITY INDEX FUND	CLASS K

Selected per share data	SIX MONTHS ENDED SEPTEMBER 30, 2022 (UNAUDITED)	FISCAL YEAR ENDED MARCH 31, 2022	PERIOD ENDED MARCH 31, 2021(1)

Net Asset Value, Beginning of Period	$19.57	$18.67	$15.50

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.16	0.30 (2)	0.19

Net realized and unrealized gains (losses)	(4.47)	1.70	3.27

Total from Investment Operations	(4.31)	2.00	3.46

LESS DISTRIBUTIONS PAID:

From net investment income(3)	—	(0.28)	(0.29)

From net realized gains	—	(0.82)	—	(4)

Total Distributions Paid	—	(1.10)	(0.29)

Net Asset Value, End of Period	$15.26	$19.57	$18.67

Total Return(5)	(22.02)%	10.48%	22.44%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$641,635	$740,470	$513,860

Ratio to average net assets of:(6)

Expenses, net of reimbursements and credits(7)	0.24%	0.24%	0.25%

Expenses, before reimbursements and credits	0.24%	0.24%	0.27%

Net investment income, net of reimbursements and credits(7)	1.96%	1.49%	1.62	%(8)

Net investment income, before reimbursements and credits	1.96%	1.49%	1.60	%(8)

Portfolio Turnover Rate	14.02%	8.31%	29.04%

(1)	For the period from July 30, 2020 (commencement of class operations) through March 31, 2021.

(2)	The Northern Trust Company reimbursed the Fund less than $1,000. The reimbursements represent less than $0.01 per share and had no effect on the Fund’s total return. See Note 6.

(3)	Distributions to shareholders from net investment income include amounts related to foreign currency transactions, which are treated as ordinary income for federal income tax purposes.

(4)	Per share amounts were less than $0.01 per share.

(5)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(6)	Annualized for periods less than one year.

(7)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $6,000, $1,000 and $2,000, which represent less than 0.01 percent of average net assets for the six months ended September 30, 2022, for the fiscal year ended March 31, 2022 and for the period July 30, 2020 (commencement of class operations) to March 31, 2021, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(8)	As the Fund commenced operations of Class K shares on July 30, 2020, annualized net investment income may not be reflective of actual amounts the Fund might obtain in a full year of operations.

See Notes to the Financial Statements.

EQUITY FUNDS	20	NORTHERN FUNDS SEMIANNUAL REPORT

GLOBAL SUSTAINABILITY INDEX FUND	CLASS I

Selected per share data	SIX MONTHS ENDED SEPTEMBER 30, 2022 (UNAUDITED)	FISCAL YEAR ENDED MARCH 31, 2022	PERIOD ENDED MARCH 31, 2021(1)

Net Asset Value, Beginning of Period	$19.56	$18.66	$15.50

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.17	0.23 (2)	0.19

Net realized and unrealized gains (losses)	(4.48)	1.77	3.26

Total from Investment Operations	(4.31)	2.00	3.45

LESS DISTRIBUTIONS PAID:

From net investment income(3)	—	(0.28)	(0.29)

From net realized gains	—	(0.82)	—	(4)

Total Distributions Paid	—	(1.10)	(0.29)

Net Asset Value, End of Period	$15.25	$19.56	$18.66

Total Return(5)	(22.03)%	10.47%	22.35%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$576,504	$732,245	$474,771

Ratio to average net assets of:(6)

Expenses, net of reimbursements and credits(7)	0.29%	0.29%	0.30%

Expenses, before reimbursements and credits	0.29%	0.29%	0.31%

Net investment income, net of reimbursements and credits(7)	1.91%	1.48%	1.57	%(8)

Net investment income, before reimbursements and credits	1.91%	1.48%	1.56	%(8)

Portfolio Turnover Rate	14.02%	8.31%	29.04%

(1)	For the period from July 30, 2020 (commencement of class operations) through March 31, 2021.

(2)	The Northern Trust Company reimbursed the Fund less than $1,000. The reimbursements represent less than $0.01 per share and had no effect on the Fund’s total return. See Note 6.

(3)	Distributions to shareholders from net investment income include amounts related to foreign currency transactions, which are treated as ordinary income for federal income tax purposes.

(4)	Per share amounts were less than $0.01 per share.

(5)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(6)	Annualized for periods less than one year.

(7)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $6,000, $1,000 and $2,000, which represent less than 0.01 percent of average net assets for the six months ended September 30, 2022, for the fiscal year ended March 31, 2022 and for the period July 30, 2020 (commencement of class operations) to March 31, 2021, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(8)	As the Fund commenced operations of Class I shares on July 30, 2020, annualized net investment income may not be reflective of actual amounts the Fund might obtain in a full year of operations.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	21	EQUITY FUNDS

EQUITY FUNDS

FINANCIAL HIGHLIGHTS continued

GLOBAL TACTICAL ASSET ALLOCATION FUND	SHARES

Selected per share data	SIX MONTHS ENDED SEP 30, 2022 (UNAUDITED)		FISCAL YEAR ENDED MAR 31, 2022	FISCAL YEAR ENDED MAR 31, 2021		FISCAL YEAR ENDED MAR 31, 2020		FISCAL YEAR ENDED MAR 31, 2019		FISCAL YEAR ENDED MAR 31, 2018

Net Asset Value, Beginning of Period	$13.68		$13.74	$11.11		$12.69		$13.02		$12.41

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.22		0.33 (1)	0.31		0.36		0.38		0.33

Net realized and unrealized gains (losses)	(2.30)		0.22	3.18		(1.60)		(0.25)		0.72

Net increase from payment by affiliate on affiliate transactions	—		—	—		—		0.03	(2)	—

Total from Investment Operations	(2.08)		0.55	3.49		(1.24)		0.16		1.05

LESS DISTRIBUTIONS PAID:

From net investment income	(0.17)		(0.31)	(0.32)		(0.34)		(0.39)		(0.33)

From net realized gains	—		(0.30)	(0.54)		—		(0.10)		(0.11)

Total Distributions Paid	(0.17)		(0.61)	(0.86)		(0.34)		(0.49)		(0.44)

Net Asset Value, End of Period	$11.43		$13.68	$13.74		$11.11		$12.69		$13.02

Total Return(3)	(15.33)%		3.92%	31.94%		(10.14)%		1.46	%(2)	8.55%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$102,129		$128,119	$120,727		$101,156		$91,468		$94,045

Ratio to average net assets of:(4)

Expenses, net of reimbursements and credits(5)	0.26	%(6)	0.26%	0.26	%(6)	0.26	%(6)	0.28	%(6)	0.27	%(6)

Expenses, before reimbursements and credits(5)	0.40%		0.39%	0.40%		0.40%		0.42%		0.44%

Net investment income, net of reimbursements and credits	3.38	%(6)	2.45%	2.32	%(6)	2.85	%(6)	2.99	%(6)	2.53	%(6)

Net investment income, before reimbursements and credits	3.24%		2.32%	2.18%		2.71%		2.85%		2.36%

Portfolio Turnover Rate	22.04%		60.88%	50.89%		48.38%		87.64%		25.39%

(1)	The Northern Trust Company reimbursed the Fund less than $1,000. The reimbursements represent less than $0.01 per share and had no effect on the Fund’s total return. See Note 6.

(2)	Northern Trust Investments, Inc. reimbursed the Fund approximately $209,000. Without this reimbursement the total return would have been 1.25%.

(3)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(4)	Annualized for periods less than one year.

(5)	Expense ratios reflect only the direct expenses of the Fund and not any expenses associated with the underlying funds.

(6)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of less than $1,000, approximately $1,000 and less than $2,000, $2,000 and $1,000, which represent less than 0.01 percent of average net assets for the six months ended September 30, 2022 and the fiscal years ended March 31, 2021, 2020, 2019 and 2018, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

EQUITY FUNDS	22	NORTHERN FUNDS SEMIANNUAL REPORT

INCOME EQUITY FUND	SHARES

Selected per share data	SIX MONTHS ENDED SEP 30, 2022 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2022	FISCAL YEAR ENDED MAR 31, 2021	FISCAL YEAR ENDED MAR 31, 2020		FISCAL YEAR ENDED MAR 31, 2019		FISCAL YEAR ENDED MAR 31, 2018

Net Asset Value, Beginning of Period	$15.07	$14.81	$10.42	$12.95		$13.96		$13.39

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.14	0.19	0.20	0.26		0.28		0.27

Net realized and unrealized gains (losses)	(2.97)	2.24	5.28	(1.63)		0.56		1.36

Total from Investment Operations	(2.83)	2.43	5.48	(1.37)		0.84		1.63

LESS DISTRIBUTIONS PAID:

From net investment income	(0.13)	(0.18)	(0.25)	(0.26)		(0.28)		(0.27)

From net realized gains	—	(1.99)	(0.84)	(0.90)		(1.57)		(0.79)

Total Distributions Paid	(0.13)	(2.17)	(1.09)	(1.16)		(1.85)		(1.06)

Net Asset Value, End of Period	$12.11	$15.07	$14.81	$10.42		$12.95		$13.96

Total Return(1)	(18.88)%	16.31%	53.57%	(12.44	)%(2)	7.66	%(3)	12.08%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$128,738	$164,466	$149,908	$115,562		$187,632		$217,214

Ratio to average net assets of:(4)

Expenses, net of reimbursements and credits(5)	0.83%	1.01%	1.01%	1.02%		1.01%		1.01%

Expenses, before reimbursements and credits	0.97%	1.16%	1.18%	1.12%		1.12%		1.11%

Net investment income, net of reimbursements and credits(5)	2.03%	1.18%	1.51%	1.89%		2.01%		1.88%

Net investment income, before reimbursements and credits	1.89%	1.03%	1.34%	1.79%		1.90%		1.78%

Portfolio Turnover Rate	23.89%	30.55%	27.94%	76.34%		40.94%		23.14%

(1)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(2)	During the fiscal year ended March 31, 2020, the Fund received monies related to certain nonrecurring litigation proceeds. If these monies were not received, the total return would have been (12.98)%.

(3)	During the fiscal year ended March 31, 2019, the Fund received monies related to certain nonrecurring litigation proceeds. If these monies were not received, the total return would have been 7.16%.

(4)	Annualized for periods less than one year.

(5)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $1,000, $1,000, $1,000, $1,000, $2,000, and $3,000, which represent less than 0.01 percent of average net assets for the six months ended September 30, 2022 and the fiscal years ended March 31, 2022, 2021, 2020, 2019 and 2018, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	23	EQUITY FUNDS

EQUITY FUNDS

FINANCIAL HIGHLIGHTS continued

INTERNATIONAL EQUITY FUND	SHARES

Selected per share data	SIX MONTHS ENDED SEP 30, 2022 (UNAUDITED)		FISCAL YEAR ENDED MAR 31, 2022	FISCAL YEAR ENDED MAR 31, 2021		FISCAL YEAR ENDED MAR 31, 2020		FISCAL YEAR ENDED MAR 31, 2019		FISCAL YEAR ENDED MAR 31, 2018

Net Asset Value, Beginning of Period	$9.70		$9.68	$7.14		$9.36		$10.16		$9.06

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.19		0.25 (1)	0.45		0.37		0.37		0.21

Net realized and unrealized gains (losses)	(2.25)		0.10	2.63		(2.23)		(0.94)		1.01

Total from Investment Operations	(2.06)		0.35	3.08		(1.86)		(0.57)		1.22

LESS DISTRIBUTIONS PAID:

From net investment income(2)	—		(0.33)	(0.54)		(0.36)		(0.23)		(0.12)

Total Distributions Paid	—		(0.33)	(0.54)		(0.36)		(0.23)		(0.12)

Net Asset Value, End of Period	$7.64		$9.70	$9.68		$7.14		$9.36		$10.16

Total Return(3)	(21.24)%		3.49%	43.53%		(20.78)%		(5.36)%		13.50%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$96,570		$124,543	$106,032		$122,189		$203,688		$262,902

Ratio to average net assets of:(4)

Expenses, net of reimbursements and credits	0.51	%(5)	0.51%	0.52	%(5)	0.55	%(5)	0.51	%(5)	0.51	%(5)

Expenses, before reimbursements and credits	0.67%		0.65%	0.75%		0.67%		0.69%		0.81%

Net investment income, net of reimbursements and credits	4.10	%(5)	2.91%	2.73	%(5)	3.14	%(5)	3.18	%(5)	2.53	%(5)

Net investment income, before reimbursements and credits	3.94%		2.77%	2.50%		3.02%		3.00%		2.23%

Portfolio Turnover Rate	34.72%		41.96%	63.81%		33.97%		59.45%		101.53%

(1)

The Northern Trust Company reimbursed the Fund approximately $5,000. The reimbursements represent less than $0.01 per share. Without these reimbursements, the total return would have been 3.48%. See Note 6.

(2)	Distributions to shareholders from net investment income include amounts related to foreign currency transactions, which are treated as ordinary income for federal income tax purposes.

(3)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(4)	Annualized for periods less than one year.

(5)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $1,000, $1,000, $1,000, $1,000 and $3,000, which represent less than 0.01 percent of average net assets for the six months ended September 30, 2022 and the fiscal years ended March 31, 2021, 2020, 2019 and 2018, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

EQUITY FUNDS	24	NORTHERN FUNDS SEMIANNUAL REPORT

INTERNATIONAL EQUITY INDEX FUND	SHARES

Selected per share data	SIX MONTHS ENDED SEP 30, 2022 (UNAUDITED)		FISCAL YEAR ENDED MAR 31, 2022	FISCAL YEAR ENDED MAR 31, 2021		FISCAL YEAR ENDED MAR 31, 2020		FISCAL YEAR ENDED MAR 31, 2019		FISCAL YEAR ENDED MAR 31, 2018

Net Asset Value, Beginning of Period	$13.50		$13.92	$9.84		$11.86		$12.77		$11.39

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.25		0.37 (1)	0.28		0.35	(2)	0.39		0.30

Net realized and unrealized gains (losses)	(3.25)		(0.33)	4.08		(1.98)		(0.93)		1.40	(3)

Total from Investment Operations	(3.00)		0.04	4.36		(1.63)		(0.54)		1.70

LESS DISTRIBUTIONS PAID:

From net investment income(4)	—		(0.46)	(0.28)		(0.39)		(0.37)		(0.32)

Total Distributions Paid	—		(0.46)	(0.28)		(0.39)		(0.37)		(0.32)

Net Asset Value, End of Period	$10.50		$13.50	$13.92		$9.84		$11.86		$12.77

Total Return(5)	(22.22)%		0.13%	44.22%		(14.46)%		(3.89)%		14.88%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$3,560,322		$4,851,381	$5,379,675		$4,100,160		$5,333,685		$6,209,334

Ratio to average net assets of:(6)

Expenses, net of reimbursements and credits	0.23	%(7)	0.24%	0.24	%(7)	0.25	%(7)	0.25	%(7)	0.25	%(7)

Expenses, before reimbursements and credits	0.24%		0.24%	0.24%		0.26%		0.30%		0.30%

Net investment income, net of reimbursements and credits	4.00	%(7)	2.61%	2.26	%(7)	2.85	%(7)	3.15	%(7)	2.58	%(7)

Net investment income, before reimbursements and credits	3.99%		2.61%	2.26%		2.84%		3.10%		2.53%

Portfolio Turnover Rate	8.68%		20.76%	21.26%		10.17%		26.95%		31.54%

(1)	The Northern Trust Company reimbursed the Fund approximately $6,000. The reimbursements represent less than $0.01 per share and had no effect on the Fund’s total return. See Note 6.

(2)	The Northern Trust Company reimbursed the Fund approximately $69,000. The reimbursement represents less than $0.01 per share and had no effect on the Fund’s total return.

(3)	The Fund received reimbursements from Northern Trust Investments, Inc. of approximately $137,000. The reimbursements represent less than $0.01 per share and had no effect on the Fund’s total return.

(4)	Distributions to shareholders from net investment income include amounts related to foreign currency transactions, which are treated as ordinary income for federal income tax purposes.

(5)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(6)	Annualized for periods less than one year.

(7)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $6,000, $12,000, $30,000 $36,000 and $55,000, which represent less than 0.01 percent of average net assets for the six months ended September 30, 2022 and the fiscal years ended March 31, 2021, 2020, 2019 and 2018, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	25	EQUITY FUNDS

EQUITY FUNDS

FINANCIAL HIGHLIGHTS continued

LARGE CAP CORE FUND	SHARES

Selected per share data	SIX MONTHS ENDED SEP 30, 2022 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2022	FISCAL YEAR ENDED MAR 31, 2021	FISCAL YEAR ENDED MAR 31, 2020	FISCAL YEAR ENDED MAR 31, 2019	FISCAL YEAR ENDED MAR 31, 2018

Net Asset Value, Beginning of Period	$25.71	$25.24	$16.46	$19.36	$18.88	$16.98

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.15	0.30	0.31	0.39	0.34	0.31

Net realized and unrealized gains (losses)	(5.03)	4.09	8.79	(2.44)	0.65	2.11

Total from Investment Operations	(4.88)	4.39	9.10	(2.05)	0.99	2.42

LESS DISTRIBUTIONS PAID:

From net investment income	(0.15)	(0.30)	(0.32)	(0.39)	(0.34)	(0.31)

From net realized gains	—	(3.62)	—	(0.46)	(0.17)	(0.21)

Total Distributions Paid	(0.15)	(3.92)	(0.32)	(0.85)	(0.51)	(0.52)

Net Asset Value, End of Period	$20.68	$25.71	$25.24	$16.46	$19.36	$18.88

Total Return(1)	(19.02)%	17.18%	55.62%	(11.28)%	5.45%	14.34%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$226,229	$289,337	$270,545	$164,695	$245,220	$244,798

Ratio to average net assets of:(2)

Expenses, net of reimbursements and credits(3)	0.45%	0.45%	0.45%	0.46%	0.46%	0.46%

Expenses, before reimbursements and credits	0.56%	0.55%	0.57%	0.56%	0.56%	0.58%

Net investment income, net of reimbursements and credits(3)	1.30%	1.10%	1.47%	1.85%	1.76%	1.75%

Net investment income, before reimbursements and credits	1.19%	1.00%	1.35%	1.75%	1.66%	1.63%

Portfolio Turnover Rate	29.27%	44.93%	38.54%	37.90%	45.92%	50.70%

(1)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(2)	Annualized for periods less than one year.

(3)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $1,000, less than $1,000 and approximately $2,000, $1,000, $2,000 and $1,000, which represent less than 0.01 percent of average net assets for the six months ended September 30, 2022 and the fiscal years ended March 31, 2022, 2021, 2020, 2019 and 2018, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

EQUITY FUNDS	26	NORTHERN FUNDS SEMIANNUAL REPORT

LARGE CAP VALUE FUND	SHARES

Selected per share data	SIX MONTHS ENDED SEP 30, 2022 (UNAUDITED)		FISCAL YEAR ENDED MAR 31, 2022	FISCAL YEAR ENDED MAR 31, 2021		FISCAL YEAR ENDED MAR 31, 2020		FISCAL YEAR ENDED MAR 31, 2019		FISCAL YEAR ENDED MAR 31, 2018

Net Asset Value, Beginning of Period	$21.27		$20.39	$12.85		$16.42		$15.83		$15.22

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.21		0.35	0.38		0.41		0.34		0.35

Net realized and unrealized gains (losses)	(3.86)		2.28	7.42		(3.62)		0.50		0.64

Total from Investment Operations	(3.65)		2.63	7.80		(3.21)		0.84		0.99

LESS DISTRIBUTIONS PAID:

From net investment income	—		(0.43)	(0.26)		(0.36)		(0.25)		(0.38)

From net realized gains	—		(1.32)	—		—		—		—

Total Distributions Paid	—		(1.75)	(0.26)		(0.36)		(0.25)		(0.38)

Net Asset Value, End of Period	$17.62		$21.27	$20.39		$12.85		$16.42		$15.83

Total Return(1)	(17.16)%		13.00%	61.02%		(20.16)%		5.52%		6.43%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$54,487		$67,714	$63,821		$45,786		$85,581		$89,814

Ratio to average net assets of:(2)

Expenses, net of reimbursements and credits	0.57	%(3)	0.57%	0.57	%(3)	0.55	%(3)	0.59	%(3)	0.58	%(3)

Expenses, before reimbursements and credits	0.79%		0.80%	0.89%		0.83%		0.83%		0.90%

Net investment income, net of reimbursements and credits	2.02	%(3)	1.55%	2.05	%(3)	2.04	%(3)	1.95	%(3)	2.08	%(3)

Net investment income, before reimbursements and credits	1.80%		1.32%	1.73%		1.76%		1.71%		1.76%

Portfolio Turnover Rate	40.53%		75.05%	74.86%		80.40%		96.45%		110.59%

(1)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(2)	Annualized for periods less than one year.

(3)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of less than $1,000, less than $1,000 and approximately $1,000, $2,000 and $1,000, which represent less than 0.01 percent of average net assets for the six months ended September 30, 2022 and the fiscal years ended March 31, 2021, 2020, 2019 and 2018, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	27	EQUITY FUNDS

EQUITY FUNDS

FINANCIAL HIGHLIGHTS continued

MID CAP INDEX FUND	SHARES

Selected per share data	SIX MONTHS ENDED SEP 30, 2022 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2022	FISCAL YEAR ENDED MAR 31, 2021	FISCAL YEAR ENDED MAR 31, 2020	FISCAL YEAR ENDED MAR 31, 2019	FISCAL YEAR ENDED MAR 31, 2018

Net Asset Value, Beginning of Period	$22.41	$23.76	$13.59	$17.95	$19.17	$18.59

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.18	0.28	0.26	0.28	0.27	0.26

Net realized and unrealized gains (losses)	(4.12)	0.80	10.91	(4.21)	(0.04)	1.76

Total from Investment Operations	(3.94)	1.08	11.17	(3.93)	0.23	2.02

LESS DISTRIBUTIONS PAID:

From net investment income	—	(0.25)	(0.26)	(0.27)	(0.28)	(0.24)

From net realized gains	—	(2.18)	(0.74)	(0.16)	(1.17)	(1.20)

Total Distributions Paid	—	(2.43)	(1.00)	(0.43)	(1.45)	(1.44)

Net Asset Value, End of Period	$18.47	$22.41	$23.76	$13.59	$17.95	$19.17

Total Return(1)	(17.58)%	4.44%	83.26%	(22.61)%	2.38%	10.80%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$1,885,986	$2,439,401	$2,523,727	$1,700,510	$2,294,736	$2,320,034

Ratio to average net assets of:(2)

Expenses, net of reimbursements and credits(3)	0.14%	0.15%	0.15%	0.15%	0.15%	0.15%

Expenses, before reimbursements and credits	0.19%	0.19%	0.19%	0.18%	0.17%	0.18%

Net investment income, net of reimbursements and credits(3)	1.65%	1.13%	1.25%	1.52%	1.39%	1.35%

Net investment income, before reimbursements and credits	1.60%	1.09%	1.21%	1.49%	1.37%	1.32%

Portfolio Turnover Rate	6.46%	15.17%	18.73%	18.15%	20.59%	16.02%

(1)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(2)	Annualized for periods less than one year.

(3)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $15,000, $2,000, $17,000, $72,000, $77,000 and $44,000, which represent less than 0.01 percent of average net assets for the six months ended September 30, 2022 and the fiscal years ended March 31, 2022, 2021, 2020, 2019 and 2018, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

EQUITY FUNDS	28	NORTHERN FUNDS SEMIANNUAL REPORT

MULTI-MANAGER GLOBAL LISTED
INFRASTRUCTURE FUND	SHARES

Selected per share data	SIX MONTHS ENDED SEP 30, 2022 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2022	FISCAL YEAR ENDED MAR 31, 2021	FISCAL YEAR ENDED MAR 31, 2020	FISCAL YEAR ENDED MAR 31, 2019	FISCAL YEAR ENDED MAR 31, 2018

Net Asset Value, Beginning of Period	$13.02	$12.92	$10.48	$12.09	$12.83	$12.97

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.17	0.32 (1)	0.21	0.31	0.36	0.38

Net realized and unrealized gains (losses)	(2.56)	1.10	2.47 (2)	(1.61)	0.08	0.51

Total from Investment Operations	(2.39)	1.42	2.68	(1.30)	0.44	0.89

LESS DISTRIBUTIONS PAID:

From net investment income(3)	(0.23)	(0.28)	(0.20)	(0.31)	(0.43)	(0.44)

From net realized gains	—	(1.04)	(0.04)	—	(0.75)	(0.59)

Total Distributions Paid	(0.23)	(1.32)	(0.24)	(0.31)	(1.18)	(1.03)

Net Asset Value, End of Period	$10.40	$13.02	$12.92	$10.48	$12.09	$12.83

Total Return(4)	(18.52)%	11.46%	25.81%	(11.09)%	4.24%	6.62%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$916,475	$1,103,323	$1,167,594	$896,220	$1,009,594	$1,205,762

Ratio to average net assets of:(5)

Expenses, net of reimbursements and credits(6)	0.96%	0.97%	0.96%	0.98%	1.00%	1.00%

Expenses, before reimbursements and credits	0.98%	0.97%	0.96%	0.98%	1.02%	1.02%

Net investment income, net of reimbursements and credits(6)	2.87%	2.38%	1.78%	2.45%	2.81%	2.59%

Net investment income, before reimbursements and credits	2.85%	2.38%	1.78%	2.45%	2.79%	2.57%

Portfolio Turnover Rate	22.68%	62.31%	60.11%	80.41%	38.64%	44.40%

(1)	The Northern Trust Company reimbursed the Fund approximately $13,000. The reimbursements represent less than $0.01 per share and had no effect on the Fund’s total return. See Note 6.

(2)	The Fund received reimbursements from Northern Trust Investments, Inc. of approximately $5,000. The reimbursements represents less than $0.01 per share and had no effect on the Fund’s total return.

(3)	Distributions to shareholders from net investment income include amounts related to foreign currency transactions, which are treated as ordinary income for federal income tax purposes.

(4)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $29,000, $1,000, $41,000, $77,000, $66,000 and 97,000, which represent less than 0.01 percent of average net assets for the six months ended September 30, 2022 and the fiscal years ended March 31, 2022, 2021, 2020, 2019 and 2018, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	29	EQUITY FUNDS

EQUITY FUNDS

FINANCIAL HIGHLIGHTS continued

MULTI-MANAGER GLOBAL
REAL ESTATE FUND	SHARES

Selected per share data	SIX MONTHS ENDED SEP 30, 2022 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2022		FISCAL YEAR ENDED MAR 31, 2021		FISCAL YEAR ENDED MAR 31, 2020	FISCAL YEAR ENDED MAR 31, 2019	FISCAL YEAR ENDED MAR 31, 2018

Net Asset Value, Beginning of Period	$12.72	$11.37		$8.67		$11.12	$10.38	$10.63

INCOME (LOSS) FROM

INVESTMENT OPERATIONS:

Net investment income	0.14	0.15	(1)	0.21		0.29	0.31	0.07

Net realized and unrealized gains (losses)	(3.44)	1.56		2.68	(2)	(2.28)	1.01	0.35

Total from Investment Operations	(3.30)	1.71		2.89		(1.99)	1.32	0.42

LESS DISTRIBUTIONS PAID:

From net investment income(3)	(0.09)	(0.20)		(0.19)		(0.46)	(0.46)	(0.57)

From net realized gains	—	(0.16)		—		—	(0.12)	(0.10)

Total Distributions Paid	(0.09)	(0.36)		(0.19)		(0.46)	(0.58)	(0.67)

Net Asset Value, End of Period	$9.33	$12.72		$11.37		$8.67	$11.12	$10.38

Total Return(4)	(25.98)%	15.03	%(5)	33.59	%(6)	(18.86)%	13.28%	3.93%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$137,374	$204,893		$181,192		$98,568	$98,914	$76,973

Ratio to average net assets of:(7)

Expenses, net of reimbursements and credits(8)	0.92%	0.91%		0.92%		0.94%	0.94%	0.92%

Expenses, before reimbursements and credits	1.02%	1.00%		1.04%		1.10%	1.20%	1.09%

Net investment income, net of reimbursements and credits(8)	2.49%	1.20%		1.73%		2.18%	2.47%	2.97%

Net investment income, before reimbursements and credits	2.39%	1.11%		1.61%		2.02%	2.21%	2.80%

Portfolio Turnover Rate	23.36%	42.01%		81.36%		62.47%	66.43%	144.67%

(1)	The Northern Trust Company reimbursed the Fund approximately $1,000. The reimbursements represent less than $0.01 per share and had no effect on the Fund’s total return. See Note 6.

(2)	The Fund received reimbursements from Northern Trust Investments, Inc. of approximately $1,000. The reimbursements represents less than $0.01 per share and had no effect on the Fund’s total return.

(3)	Distributions to shareholders from net investment income include amounts related to foreign currency transactions, which are treated as ordinary income for federal income tax purposes.

(4)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(5)	During the fiscal year ended March 31, 2022, the Fund received monies related to certain nonrecurring litigation proceeds. If these monies were not received, the total return would have been 14.55%.

(6)	During the fiscal year ended March 31, 2021, the Fund received monies related to certain nonrecurring litigation proceeds. If these monies were not received, the total return would have been 33.09%.

(7)	Annualized for periods less than one year.

(8)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $4,000, less than $1,000 and approximately $6,000, $5,000, $3,000 and $8,000, which represent less than 0.01 percent of average net assets for the six months ended September 30, 2022 and the fiscal years ended March 31, 2022, 2021, 2020, 2019 and 2018, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

EQUITY FUNDS	30	NORTHERN FUNDS SEMIANNUAL REPORT

NORTHERN ENGAGE360TM FUND	SHARES

Selected per share data	SIX MONTHS ENDED SEP 30, 2022 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2022	FISCAL YEAR ENDED MAR 31, 2021	FISCAL YEAR ENDED MAR 31, 2020	FISCAL YEAR ENDED MAR 31, 2019	PERIOD ENDED MAR 31, 2018(1)

Net Asset Value, Beginning of Period	$12.40	$13.64	$8.78	$10.03	$10.17	$10.00

INCOME (LOSS) FROM

INVESTMENT OPERATIONS:

Net investment income	0.08	0.23 (2)	0.12	0.15	0.09	0.05

Net realized and unrealized gains (losses)	(2.68)	(0.16)	4.86 (3)	(1.24)	(0.14)	0.13

Total from Investment Operations	(2.60)	0.07	4.98	(1.09)	(0.05)	0.18

LESS DISTRIBUTIONS PAID:

From net investment income	—	(0.29)	(0.12)	(0.16)	(0.09)	(0.01)

From net realized gains	—	(1.02)	—	—	— (4)	—

Total Distributions Paid	—	(1.31)	(0.12)	(0.16)	(0.09)	(0.01)

Net Asset Value, End of Period	$9.80	$12.40	$13.64	$8.78	$10.03	$10.17

Total Return(5)	(20.97)%	(0.10)%	56.79%	(11.22)%	(0.36)%	1.80%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$243,010	$336,600	$400,499	$245,669	$229,838	$98,123

Ratio to average net assets of:(6)

Expenses, net of reimbursements and credits(7)	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%

Expenses, before reimbursements and credits	0.78%	0.77%	0.77%	0.80%	0.88%	1.08%

Net investment income, net of reimbursements and credits(7)	1.44%	1.50%	1.08%	1.57%	1.60%	1.54	%(8)

Net investment income, before reimbursements and credits	1.36%	1.43%	1.01%	1.47%	1.42%	1.16	%(8)

Portfolio Turnover Rate	14.78%	85.19%	41.71%	32.99%	48.63%	7.21%

(1)	Commenced investment operations on November 20, 2017.

(2)	The Northern Trust Company reimbursed the Fund less than $1,000. The reimbursements represent less than $0.01 per share and had no effect on the Fund’s total return. See Note 6.

(3)	The Fund received reimbursements from Northern Trust Investments, Inc. of approximately $1,000. The reimbursements represents less than $0.01 per share and had no effect on the Fund’s total return.

(4)	Per share amounts from distributions paid from net realized gains were less than $0.01 per share.

(5)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(6)	Annualized for periods less than one year.

(7)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $7,000, $1,000, $9,000, $16,000, $11,000 and $2,000, which represent less than 0.01 percent of average net assets for the six months ended September 30, 2022 and the fiscal years ended March 31, 2022, 2021, 2020, 2019 and for the period November 20, 2017 (commencement of operations) to March 31, 2018, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(8)	As the Fund commenced investment operations on November 20, 2017, annualized net investment income may not be reflective of actual amounts the Fund might obtain in a full year of operations.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	31	EQUITY FUNDS

EQUITY FUNDS

FINANCIAL HIGHLIGHTS continued

SMALL CAP CORE FUND	CLASS K

Selected per share data	SIX MONTHS ENDED SEPTEMBER 30, 2022 (UNAUDITED)	FISCAL YEAR ENDED MARCH 31, 2022	PERIOD ENDED MARCH 31, 2021(1)

Net Asset Value, Beginning of Period	$27.82	$32.58	$23.46

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.16	0.24	0.13

Net realized and unrealized gains (losses)	(5.14)	(0.33)	10.42

Total from Investment Operations	(4.98)	(0.09)	10.55

LESS DISTRIBUTIONS PAID:

From net investment income	—	(0.17)	(0.21)

From net realized gains	—	(4.50)	(1.22)

Total Distributions Paid	—	(4.67)	(1.43)

Net Asset Value, End of Period	$22.84	$27.82	$32.58

Total Return(2)	(17.90)%	(0.54)%	45.82%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$218,370	$279,376	$287,618

Ratio to average net assets of:(3)

Expenses, net of reimbursements and credits(4)	0.49%	0.49%	0.49%

Expenses, before reimbursements and credits	0.54%	0.54%	0.57%

Net investment income, net of reimbursements and credits(4)	1.19%	0.70%	0.67	%(5)

Net investment income, before reimbursements and credits	1.14%	0.65%	0.59	%(5)

Portfolio Turnover Rate	6.62%	15.47%	26.59%

(1)	For the period from July 30, 2020 (commencement of class operations) through March 31, 2021.

(2)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(3)	Annualized for periods less than one year.

(4)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $6,000, $1,000 and $1,000 which represent less than 0.01 percent of average net assets for the six months ended September 30, 2022, for the fiscal year ended March 31, 2022 and for the period July 30, 2020 (commencement of class operations) to March 31, 2021, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(5)	As the Fund commenced operations of Class K shares on July 30, 2020, annualized net investment income may not be reflective of actual amounts the Fund might obtain in a full year of operations.

See Notes to the Financial Statements.

EQUITY FUNDS	32	NORTHERN FUNDS SEMIANNUAL REPORT

SMALL CAP CORE FUND	CLASS I

Selected per share data	SIX MONTHS ENDED SEPTEMBER 30, 2022 (UNAUDITED)	FISCAL YEAR ENDED MARCH 31, 2022	PERIOD ENDED MARCH 31, 2021(1)

Net Asset Value, Beginning of Period	$27.77	$32.56	$23.46

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.16	0.17	0.12

Net realized and unrealized gains (losses)	(5.14)	(0.30)	10.41

Total from Investment Operations	(4.98)	(0.13)	10.53

LESS DISTRIBUTIONS PAID:

From net investment income	—	(0.16)	(0.21)

From net realized gains	—	(4.50)	(1.22)

Total Distributions Paid	—	(4.66)	(1.43)

Net Asset Value, End of Period	$22.79	$27.77	$32.56

Total Return(2)	(17.96)%	(0.63)%	45.72%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$181,372	$226,545	$254,387

Ratio to average net assets of:(3)

Expenses, net of reimbursements and credits(4)	0.59%	0.59%	0.59%

Expenses, before reimbursements and credits	0.64%	0.64%	0.67%

Net investment income, net of reimbursements and credits(4)	1.09%	0.59%	0.57	%(5)

Net investment income, before reimbursements and credits	1.04%	0.54%	0.49	%(5)

Portfolio Turnover Rate	6.62%	15.47%	26.59%

(1)	For the period from July 30, 2020 (commencement of class operations) through March 31, 2021.

(2)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(3)	Annualized for periods less than one year.

(4)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $5,000, $1,000 and $1,000 which represent less than 0.01 percent of average net assets for the six months ended September 30, 2022, for the fiscal year ended March 31, 2022 and for the period July 30, 2020 (commencement of class operations) to March 31, 2021, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(5)	As the Fund commenced operations of Class I shares on July 30, 2020, annualized net investment income may not be reflective of actual amounts the Fund might obtain in a full year of operations.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	33	EQUITY FUNDS

EQUITY FUNDS

FINANCIAL HIGHLIGHTS continued

SMALL CAP INDEX FUND	SHARES

Selected per share data	SIX MONTHS ENDED SEP 30, 2022 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2022	FISCAL YEAR ENDED MAR 31, 2021	FISCAL YEAR ENDED MAR 31, 2020	FISCAL YEAR ENDED MAR 31, 2019	FISCAL YEAR ENDED MAR 31, 2018

Net Asset Value, Beginning of Period	$14.40	$17.24	$9.18	$12.34	$13.60	$12.97

INCOME (LOSS) FROM

INVESTMENT OPERATIONS:

Net investment income	0.09	0.15	0.12	0.14	0.16	0.15

Net realized and unrealized gains (losses)	(2.84)	(1.10)	8.48	(3.07)	(0.11)	1.38

Total from Investment Operations	(2.75)	(0.95)	8.60	(2.93)	0.05	1.53

LESS DISTRIBUTIONS PAID:

From net investment income	—	(0.13)	(0.15)	(0.14)	(0.15)	(0.15)

From net realized gains	—	(1.76)	(0.39)	(0.09)	(1.16)	(0.75)

Total Distributions Paid	—	(1.89)	(0.54)	(0.23)	(1.31)	(0.90)

Net Asset Value, End of Period	$11.65	$14.40	$17.24	$9.18	$12.34	$13.60

Total Return(1)	(19.10)%	(5.88)%	94.41%	(24.28)%	1.97%	11.68%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$1,165,592	$1,535,414	$1,606,895	$887,429	$1,167,092	$1,214,764

Ratio to average net assets of:(2)

Expenses, net of reimbursements and credits(3)	0.14%	0.15%	0.15%	0.15%	0.15%	0.15%

Expenses, before reimbursements and credits	0.19%	0.19%	0.19%	0.19%	0.18%	0.18%

Net investment income, net of reimbursements and credits(3)	1.36%	0.88%	0.93%	1.13%	1.13%	1.04%

Net investment income, before reimbursements and credits	1.31%	0.84%	0.89%	1.09%	1.10%	1.01%

Portfolio Turnover Rate	10.12%	25.57%	20.62%	18.36%	20.81%	13.03%

(1)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(2)	Annualized for periods less than one year.

(3)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $4,000, $1,000, $14,000 $32,000, $32,000 and $25,000, which represent less than 0.01 percent of average net assets for the six months ended September 30, 2022 and the fiscal years ended March 31, 2022, 2021, 2020, 2019 and 2018, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

EQUITY FUNDS	34	NORTHERN FUNDS SEMIANNUAL REPORT

SMALL CAP VALUE FUND	SHARES

Selected per share data	SIX MONTHS ENDED SEP 30, 2022 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2022	FISCAL YEAR ENDED MAR 31, 2021	FISCAL YEAR ENDED MAR 31, 2020	FISCAL YEAR ENDED MAR 31, 2019	FISCAL YEAR ENDED MAR 31, 2018
Net Asset Value, Beginning of Period	$20.71	$23.46	$13.49	$20.18	$22.71	$24.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.11	0.18	0.20	0.22	0.21	0.20

Net realized and unrealized gains (losses)	(3.47)	0.56	10.15	(5.45)	(0.59)	0.79

Total from Investment Operations	(3.36)	0.74	10.35	(5.23)	(0.38)	0.99

LESS DISTRIBUTIONS PAID:

From net investment income	—	(0.19)	(0.22)	(0.23)	(0.16)	(0.21)

From net realized gains	—	(3.30)	(0.16)	(1.23)	(1.99)	(2.07)

Total Distributions Paid	—	(3.49)	(0.38)	(1.46)	(2.15)	(2.28)

Net Asset Value, End of Period	$17.35	$20.71	$23.46	$13.49	$20.18	$22.71

Total Return(1)	(16.22)%	3.29%	77.32%	(28.43)%	(0.45)%	3.76%

SUPPLEMENTAL DATA AND

RATIOS:

Net assets, in thousands, end of period	$1,634,491	$2,293,215	$2,974,261	$2,076,900	$2,972,451	$3,538,528

Ratio to average net assets of:(2)

Expenses, net of reimbursements and credits(3)	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%

Expenses, before reimbursements and credits	1.15%	1.15%	1.13%	1.10%	1.12%	1.13%

Net investment income, net of reimbursements and credits(3)	1.02%	0.69%	1.05%	1.09%	0.86%	0.82%

Net investment income, before reimbursements and credits	0.87%	0.54%	0.92%	0.99%	0.74%	0.69%

Portfolio Turnover Rate	9.28%	20.41%	27.79%	14.18%	16.02%	18.65%

(1)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(2)	Annualized for periods less than one year.

(3)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $34,000, $3,000, $59,000, $138,000, $110,000 and $119,000, which represent less than 0.01 percent of average net assets for the six months ended September 30, 2022 and the fiscal years ended March 31, 2022, 2021, 2020, 2019 and 2018, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	35	EQUITY FUNDS

EQUITY INDEX FUNDS

FINANCIAL HIGHLIGHTS continued

STOCK INDEX FUND	SHARES

Selected per share data	SIX MONTHS ENDED SEP 30, 2022 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2022		FISCAL YEAR ENDED MAR 31, 2021	FISCAL YEAR ENDED MAR 31, 2020	FISCAL YEAR ENDED MAR 31, 2019	FISCAL YEAR ENDED MAR 31, 2018

Net Asset Value, Beginning of Period	$49.65	$44.44		$29.61	$32.74	$31.35	$28.44

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.35	0.62		0.61	0.65	0.61	0.58

Net realized and unrealized gains (losses)	(10.38)	6.29		15.87	(2.87)	2.18	3.35

Total from Investment Operations	(10.03)	6.91		16.48	(2.22)	2.79	3.93

LESS DISTRIBUTIONS PAID:

From net investment income	(0.34)	(0.62)		(0.61)	(0.65)	(0.61)	(0.57)

From net realized gains	—	(1.08)		(1.04)	(0.26)	(0.79)	(0.45)

Total Distributions Paid	(0.34)	(1.70)		(1.65)	(0.91)	(1.40)	(1.02)

Net Asset Value, End of Period	$39.28	$49.65		$44.44	$29.61	$32.74	$31.35

Total Return(1)	(20.23)%	15.51	%(2)	56.22%	(7.10)%	9.38%	13.87%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$9,606,477	$12,467,719		$11,225,431	$7,933,222	$8,512,061	$7,787,749

Ratio to average net assets of:(3)

Expenses, net of reimbursements and credits(4)	0.09%	0.10%		0.10%	0.10%	0.10%	0.10%

Expenses, before reimbursements and credits	0.13%	0.13%		0.13%	0.12%	0.11%	0.12%

Net investment income, net of reimbursements and credits(4)	1.57%	1.26%		1.54%	1.88%	1.89%	1.86%

Net investment income, before reimbursements and credits	1.53%	1.23%		1.51%	1.86%	1.88%	1.84%

Portfolio Turnover Rate	1.51%	3.11%		4.66%	5.15%	6.68%	6.76%

(1)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(2)	The Northern Trust Company reimbursed the Fund approximately $2,000. The reimbursements represent less than $0.01 per share and had no effect on the Fund’s total return. See Note 6.

(3)	Annualized for periods less than one year.

(4)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $39,000, $7,000, $85,000, $205,000, $185,000 and $153,000, which represent less than 0.01 percent of average net assets for the six months ended September 30, 2022 and the fiscal years ended March 31, 2022, 2021, 2020, 2019 and 2018, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

EQUITY FUNDS	36	NORTHERN FUNDS SEMIANNUAL REPORT

U.S. QUALITY ESG FUND	CLASS K

Selected per share data	SIX MONTHS ENDED SEPTEMBER 30, 2022 (UNAUDITED)	FISCAL YEAR ENDED MARCH 31, 2022	PERIOD ENDED MARCH 31, 2021(1)

Net Asset Value, Beginning of Period	$17.26	$16.12	$13.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.12	0.16	0.10

Net realized and unrealized gains (losses)	(3.46)	2.09	3.21

Total from Investment Operations	(3.34)	2.25	3.31

LESS DISTRIBUTIONS PAID:

From net investment income	(0.11)	(0.16)	(0.11)

From net realized gains	—	(0.95)	(0.08)

Total Distributions Paid	(0.11)	(1.11)	(0.19)

Net Asset Value, End of Period	$13.81	$17.26	$16.12

Total Return(2)	(19.39)%	13.71%	25.59%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$308,214	$482,259	$298,204

Ratio to average net assets of:(3)

Expenses, net of reimbursements and credits(4)	0.39%	0.39%	0.39%

Expenses, before reimbursements and credits	0.44%	0.44%	0.51%

Net investment income, net of reimbursements and credits(4)	1.32%	0.95%	1.06	%(5)

Net investment income, before reimbursements and credits	1.27%	0.90%	0.94	%(5)

Portfolio Turnover Rate	21.89%	29.11%	28.66%

(1)	For the period from July 30, 2020 (commencement of class operations) through March 31, 2021.

(2)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(3)	Annualized for periods less than one year.

(4)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $4,000, $3,000 and $3,000, which represent less than 0.01 percent of average net assets for the six months ended September 30, 2022, for the fiscal year ended March 31, 2022 and for the period July 30, 2020 (commencement of class operations) to March 31, 2021, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(5)	As the Fund commenced operations of Class K shares on July 30, 2020, annualized net investment income may not be reflective of actual amounts the Fund might obtain in a full year of operations.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	37	EQUITY FUNDS

EQUITY INDEX FUNDS

FINANCIAL HIGHLIGHTS continued

U.S. QUALITY ESG FUND	CLASS I

Selected per share data	SIX MONTHS ENDED SEPTEMBER 30, 2022 (UNAUDITED)		FISCAL YEAR ENDED MARCH 31, 2022	PERIOD ENDED MARCH 31, 2021(1)

Net Asset Value, Beginning of Period	$17.25		$16.12	$13.66

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.09		0.15	0.08

Net realized and unrealized gains (losses)	(3.43)		2.09	2.56

Total from Investment Operations	(3.34)		2.24	2.64

LESS DISTRIBUTIONS PAID:

From net investment income	(0.11)		(0.16)	(0.10)

From net realized gains	—		(0.95)	(0.08)

Total Distributions Paid	(0.11)		(1.11)	(0.18)

Net Asset Value, End of Period	$13.80		$17.25	$16.12

Total Return(2)	(19.42)%		13.62%	19.46%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$3,202		$2,186	$83

Ratio to average net assets of:(3)

Expenses, net of reimbursements and credits	0.49	%(4)	0.49%	0.49%

Expenses, before reimbursements and credits	0.54%		0.53%	0.61%

Net investment income, net of reimbursements and credits	1.24	%(4)	1.02%	0.91	%(5)

Net investment income, before reimbursements and credits	1.19%		0.98%	0.79	%(5)

Portfolio Turnover Rate	21.89%		29.11%	28.66%

(1)	For the period from August 21, 2020 (commencement of class operations) through March 31, 2021.

(2)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(3)	Annualized for periods less than one year.

(4)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of less than $1,000, which represents less than 0.01 percent of average net assets for the six months ended September 30, 2022. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(5)	As the Fund commenced operations of Class I shares on August 21, 2020, annualized net investment income may not be reflective of actual amounts the Fund might obtain in a full year of operations.

See Notes to the Financial Statements.

EQUITY FUNDS	38	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

ACTIVE M EMERGING MARKETS EQUITY FUND	SEPTEMBER 30, 2022 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 92.7% (1)

Austria – 0.0%

Erste Group Bank A.G.	3,337	$73

Brazil – 8.2%

Ambev S.A. ADR	868,510	2,458

Arezzo Industria e Comercio S.A.	42,200	773

B3 S.A. - Brasil Bolsa Balcao	126,700	309

Banco do Brasil S.A.	98,300	701

BB Seguridade Participacoes S.A.	78,100	385

Cielo S.A.*	389,100	389

Hapvida Participacoes e Investimentos S.A.*	37,000	52

Hypera S.A.*	189,900	1,566

Localiza Rent a Car S.A.	91,700	1,035

Lojas Renner S.A.*	162,200	839

MercadoLibre, Inc.*	2,113	1,749

Pagseguro Digital Ltd., Class A*	64,520	854

Suzano S.A.	272,153	2,254

TOTVS S.A.*	82,300	450

WEG S.A.	194,700	1,157

XP, Inc., Class A*	8,600	163

		15,134

China – 20.7%

Airtac International Group	10,700	245

Alibaba Group Holding Ltd.*	342,800	3,439

Alibaba Group Holding Ltd. ADR*	5,470	438

ANTA Sports Products Ltd.	103,200	1,087

Baidu, Inc. ADR*	17,627	2,071

Baidu, Inc., Class A*	96,450	1,423

Bosideng International Holdings Ltd.	658,000	325

BYD Co. Ltd., Class H	56,000	1,377

Centre Testing International Group Co. Ltd., Class A	250,000	717

China International Capital Corp. Ltd., Class H	491,600	712

China Longyuan Power Group Corp. Ltd., Class H	757,000	947

China Mengniu Dairy Co. Ltd.*	115,000	451

China Merchants Bank Co. Ltd., Class H	63,000	292

China Vanke Co. Ltd., Class H	516,500	939

China Yangtze Power Co. Ltd., Class A	257,000	822

Chongqing Brewery Co. Ltd., Class A	58,300	921

Contemporary Amperex Technology Co. Ltd., Class A	10,500	589

Country Garden Services Holdings Co. Ltd.	30,500	45

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 92.7% (1) continued

China – 20.7% continued

Dongfeng Motor Group Co. Ltd., Class H	1,817,464	$966

East Money Information Co. Ltd., Class A	148,600	367

Inner Mongolia Yili Industrial Group Co. Ltd., Class A	14,800	69

JD.com, Inc. ADR	740	37

JD.com, Inc., Class A	113,795	2,873

Jiumaojiu International Holdings Ltd.	152,000	248

LONGi Green Energy Technology Co. Ltd., Class A	46,700	314

Luzhou Laojiao Co. Ltd., Class A	19,800	641

Meituan, Class B*	83,500	1,750

NARI Technology Co. Ltd., Class A	344,580	1,195

NetEase, Inc.	44,800	680

Pinduoduo, Inc. ADR*	16,800	1,051

Ping An Insurance Group Co. of China Ltd., Class H	76,500	380

Shenzhen Inovance Technology Co. Ltd., Class A	215,992	1,737

Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	5,800	245

SITC International Holdings Co. Ltd.	22,000	40

Tencent Holdings Ltd.	77,500	2,617

Topsports International Holdings Ltd.	771,620	542

Trip.com Group Ltd. ADR*	35,000	956

Want Want China Holdings Ltd.	1,663,969	1,087

Wuxi Lead Intelligent Equipment Co. Ltd., Class A	101,300	675

XPeng, Inc. ADR*	29,662	354

XPeng, Inc., Class A*	55,300	330

Yadea Group Holdings Ltd.	86,000	137

Yum China Holdings, Inc.	10,300	488

Yunnan Botanee Bio-Technology Group Co. Ltd., Class A	34,400	832

Yunnan Energy New Material Co. Ltd., Class A	22,800	560

		38,011

Colombia – 0.3%

Ecopetrol S.A. ADR	57,913	517

Denmark – 0.2%

Novo Nordisk A/S, Class B	3,916	390

Egypt – 0.6%

Commercial International Bank Egypt S.A.E.	866,393	1,114

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	39	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

ACTIVE M EMERGING MARKETS EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 92.7% (1) continued

France – 0.8%

LVMH Moet Hennessy Louis Vuitton S.E.	1,272	$748

Teleperformance	2,944	744

		1,492

Greece – 0.2%

OPAP S.A.	34,133	410

Hong Kong – 1.3%

AIA Group Ltd.	282,800	2,348

India – 12.7%

Apollo Hospitals Enterprise Ltd.	5,052	270

Axis Bank Ltd.	51,521	460

Bajaj Finance Ltd.	11,142	994

Bharat Electronics Ltd.	376,060	464

Bharti Airtel Ltd.	180,826	1,766

HDFC Bank Ltd.	67,657	1,172

HDFC Bank Ltd. ADR	34,867	2,037

Hero MotoCorp Ltd.	72,804	2,264

Hindustan Unilever Ltd.	46,585	1,534

Housing Development Finance Corp. Ltd.	69,680	1,940

Infosys Ltd.	8,852	152

Infosys Ltd. ADR	100,339	1,703

Larsen & Toubro Ltd.	10,332	233

Reliance Industries Ltd.	150,278	4,347

Tata Consultancy Services Ltd.	112,613	4,118

		23,454

Indonesia – 3.8%

Astra International Tbk PT	5,248,908	2,265

Bank Central Asia Tbk PT	4,503,300	2,514

Bank Mandiri Persero Tbk PT	1,491,000	914

Sumber Alfaria Trijaya Tbk PT	2,522,300	395

Telkom Indonesia Persero Tbk PT	2,466,200	718

Vale Indonesia Tbk PT*	546,000	227

		7,033

Japan – 0.0%

Inpex Corp.	8,800	83

Malaysia – 0.5%

Petronas Chemicals Group Bhd.	211,300	381

Public Bank Bhd.	676,200	615

		996

Mexico – 6.1%

Alfa S.A.B. de C.V., Class A	1,795,254	1,141

America Movil S.A.B. de C.V., Class L ADR	146,257	2,409

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 92.7% (1) continued

Mexico – 6.1% continued

Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	10,500	$133

Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B	8,340	164

Grupo Financiero Banorte S.A.B. de C.V., Class O	246,000	1,576

Grupo Mexico S.A.B. de C.V., Class B	41,500	140

Sitios Latinoamerica S.A.B. de C.V.*	146,257	66

Wal-Mart de Mexico S.A.B. de C.V.	1,580,775	5,552

		11,181

Netherlands – 0.1%

ASML Holding N.V.	242	101

Shell PLC	3,504	87

		188

Peru – 1.4%

Cia de Minas Buenaventura S.A.A. ADR	121,841	820

Credicorp Ltd.	13,831	1,698

		2,518

Poland – 0.1%

Dino Polska S.A.*	4,284	260

Russia – 0.0%

Gazprom PJSC(2) (3) *	66,340	—

LUKOIL PJSC(2) (3)	9,885	—

Moscow Exchange MICEX-RTS PJSC(2) *	426,740	—

		—

Saudi Arabia – 2.1%

Al Rajhi Bank*	15,718	338

Alinma Bank	66,353	635

Saudi Arabian Oil Co.	139,851	1,332

Saudi National Bank (The)	75,007	1,252

Saudi Telecom Co.	27,468	287

		3,844

Singapore – 0.4%

DBS Group Holdings Ltd.	30,000	694

South Africa – 5.0%

Anglo American PLC	14,608	441

Aspen Pharmacare Holdings Ltd.	59,479	438

Bid Corp. Ltd.	70,317	1,076

Bidvest Group (The) Ltd.	233,615	2,535

Capitec Bank Holdings Ltd.	5,142	441

Clicks Group Ltd.	55,931	878

See Notes to the Financial Statements.

EQUITY FUNDS	40	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 92.7% (1) continued

South Africa – 5.0% continued

FirstRand Ltd.	166,044	$553

Shoprite Holdings Ltd.	62,895	751

Standard Bank Group Ltd.	159,619	1,259

Truworths International Ltd.	276,770	757

		9,129

South Korea – 10.0%

Amorepacific Corp.	11,234	794

Hana Financial Group, Inc.	5,951	146

Hyundai Mobis Co. Ltd.	5,787	771

Hyundai Motor Co.	25,830	3,164

Kia Corp.	2,359	118

Korea Aerospace Industries Ltd.	5,904	200

Korea Shipbuilding & Offshore Engineering Co. Ltd.*	12,611	637

LG H&H Co. Ltd.	1,390	610

NAVER Corp.	621	83

Orion Corp.	13,584	973

POSCO Holdings, Inc.	8,397	1,236

Samsung Biologics Co. Ltd.*	1,105	619

Samsung Electronics Co. Ltd.	162,576	5,974

Samsung SDI Co. Ltd.	4,116	1,553

Shinhan Financial Group Co. Ltd.	13,719	319

SK Hynix, Inc.	879	50

SK Telecom Co. Ltd.	31,224	1,103

		18,350

Taiwan – 9.0%

ASPEED Technology, Inc.	1,200	66

Chailease Holding Co. Ltd.	141,000	802

Chunghwa Telecom Co. Ltd.	155,000	555

CTBC Financial Holding Co. Ltd.	557,000	346

Delta Electronics, Inc.	190,000	1,510

E Ink Holdings, Inc.	46,000	304

E.Sun Financial Holding Co. Ltd.	278,218	225

Far EasTone Telecommunications Co. Ltd.	348,000	792

Hon Hai Precision Industry Co. Ltd.	1,047,796	3,345

MediaTek, Inc.	7,000	122

Taiwan Semiconductor Manufacturing Co. Ltd.	455,000	5,981

Taiwan Semiconductor Manufacturing Co. Ltd. ADR	35,822	2,456

		16,504

Thailand – 1.8%

Airports of Thailand PCL NVDR*	129,700	249

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 92.7% (1) continued

Thailand – 1.8% continued

Bangkok Dusit Medical Services PCL NVDR	682,000	$533

Bumrungrad Hospital PCL NVDR	136,200	816

CP ALL PCL (Registered)	540,800	806

Kasikornbank PCL NVDR	76,000	288

PTT Exploration & Production PCL NVDR	129,100	548

		3,240

Turkey – 0.8%

Turkiye Petrol Rafinerileri A.S.*	91,402	1,430

United Arab Emirates – 3.2%

Dubai Islamic Bank PJSC	557,963	905

Emaar Properties PJSC	2,230,344	3,490

First Abu Dhabi Bank PJSC	290,470	1,412

		5,807

United Kingdom – 0.9%

AstraZeneca PLC ADR	3,800	208

BAE Systems PLC	51,266	450

Diageo PLC	14,111	592

Reckitt Benckiser Group PLC	7,613	503

		1,753

United States – 2.5%

Danaher Corp.	645	167

Estee Lauder (The) Cos., Inc., Class A	2,040	440

Globant S.A.*	1,200	225

Microsoft Corp.	3,420	797

Nestle S.A. (Registered)	6,477	701

Samsonite International S.A.*	154,200	370

Tenaris S.A. ADR	75,894	1,961

		4,661

Uruguay – 0.0%

Dlocal Ltd.*	3,200	66

Total Common Stocks

(Cost $183,396)		170,680

PARTICIPATION (EQUITY LINKED) NOTES – 0.5%

United Kingdom – 0.5%

HSBC Bank PLC	22,934	218

HSBC Bank PLC	84,177	812

		1,030

Total Participation (Equity Linked) Notes

(Cost $1,120)		1,030

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	41	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

ACTIVE M EMERGING MARKETS EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)

PREFERRED STOCKS – 2.1% (1)

Brazil – 1.8%

Itau Unibanco Holding S.A., 0.86%(4)	166,800	$866

Itau Unibanco Holding S.A. ADR, 0.61%(4)	456,948	2,362

		3,228

Chile – 0.1%

Sociedad Quimica y Minera de Chile S.A. ADR, 8.15%(4)	2,500	227

South Korea – 0.2%

Samsung Electronics Co. Ltd., 3.08%(4)	10,586	345

Total Preferred Stocks

(Cost $3,369)		3,800

RIGHTS – 0.0%

Brazil – 0.0%

Localiza Rent a Car S.A.(5) *	281	—

Total Rights

(Cost $—)		—

INVESTMENT COMPANIES – 3.1%

iShares Core S&P 500 ETF	5,800	2,080

Northern Institutional Funds - U.S. Government Portfolio (Shares), 2.31%(6) (7)	3,580,359	3,580

Total Investment Companies

(Cost $5,783)		5,660

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

SHORT-TERM INVESTMENTS – 1.1%

U.S. Treasury Bill, 1.82%, 11/25/22(8) (9)	$1,990	$1,982

Total Short-Term Investments

(Cost $1,984)		1,982

Total Investments – 99.5%

(Cost $195,652)		183,152

Other Assets less Liabilities – 0.5%		877

Net Assets – 100.0%		$184,029

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(3)

Restricted security that has been deemed illiquid. At September 30, 2022, the value of these restricted illiquid securities amounted to $0 or 0.0% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)

Gazprom PJSC	11/29/21-12/21/21	$301

LUKOIL PJSC	4/26/21-1/18/22	785

(4)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(5)	Value rounds to less than one thousand.
(6)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(7)	7-day current yield as of September 30, 2022 is disclosed.
(8)	Discount rate at the time of purchase.
(9)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ADR – American Depositary Receipt

ETF – Exchange-Traded Fund

MSCI – Morgan Stanley Capital International

NVDR – Non-Voting Depositary Receipt

S&P – Standard & Poor’s

Percentages shown are based on Net Assets.

At September 30, 2022, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)(1)

MSCI Emerging Markets Index (United States Dollar)	48	$2,092	Long	12/22	$(47)

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

See Notes to the Financial Statements.

EQUITY FUNDS	42	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

At September 30, 2022, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF NET ASSETS

United States Dollar	20.3%

Hong Kong Dollar	13.8

Indian Rupee	10.7

Korean Won	10.2

Taiwan Dollar	7.8

Brazilian Real	5.9

All other currencies less than 5%	30.8

Total Investments	99.5

Other Assets less Liabilities	0.5

Net Assets	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on September 30, 2022 using adjustment factors designed to reflect more accurately the fair value of the securities. See Note 2 for a discussion of this procedure. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2022:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

Common Stocks:

Brazil	$15,134	$ —	$—	$ 15,134

China	5,395	32,616	—	38,011

Colombia	517	—	—	517

India	3,740	19,714	—	23,454

Mexico	11,181	—	—	11,181

Peru	2,518	—	—	2,518

Taiwan	2,456	14,048	—	16,504

United Kingdom	208	1,545	—	1,753

United States	3,590	1,071	—	4,661

Uruguay	66	—	—	66

All Other Countries(1)	—	56,881	—	56,881

Total Common Stocks	44,805	125,875	—	170,680

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

Participation (Equity Linked) Notes	$ —	$ 1,030	$—	$ 1,030

Preferred Stocks:

South Korea	—	345	—	345

All Other Countries(1)	3,455	—	—	3,455

Total Preferred Stocks	3,455	345	—	3,800

Rights	—	—	—	—

Investment Companies	5,660	—	—	5,660

Short-Term Investments	—	1,982	—	1,982

Total Investments	$53,920	$129,232	$—	$183,152

OTHER FINANCIAL INSTRUMENTS

Liabilities

Futures Contracts	$ (47)	$ —	$—	$ (47)

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	43	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

ACTIVE M INTERNATIONAL EQUITY FUND

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 95.3% (1)

Argentina – 0.0%

YPF S.A. ADR*	28,936	$180

Australia – 2.4%

Allkem Ltd.*	67,678	602

Bank of Queensland Ltd.	52,835	219

Beach Energy Ltd.	265,998	254

Charter Hall Group	22,991	166

CSL Ltd.	27,181	4,928

CSR Ltd.	55,951	159

Elders Ltd.	48,148	365

Iluka Resources Ltd.	64,527	372

Incitec Pivot Ltd.	114,563	258

JB Hi-Fi Ltd.	8,866	214

Nine Entertainment Co. Holdings Ltd.	165,080	195

OceanaGold Corp.*	90,058	147

Pendal Group Ltd.	29,205	84

Rio Tinto PLC	17,249	934

Seven Group Holdings Ltd.	18,469	198

Shopping Centres Australasia Property Group	117,758	177

Super Retail Group Ltd.	27,978	158

Technology One Ltd.	36,301	243

		9,673

Austria – 0.3%

ams-OSRAM A.G.*	51,413	320

Erste Group Bank A.G.	37,581	823

		1,143

Belgium – 0.4%

Ageas S.A./N.V.	21,307	773

Anheuser-Busch InBev S.A./N.V.	14,582	660

		1,433

Brazil – 0.7%

Atacadao S.A.	78,655	281

Cia de Saneamento Basico do Estado de Sao Paulo*	79,482	731

MercadoLibre, Inc.*	1,114	922

Telefonica Brasil S.A.	79,815	599

Ultrapar Participacoes S.A.	188,591	409

		2,942

Burkina Faso – 0.2%

Endeavour Mining PLC	36,282	669

Canada – 4.0%

Alamos Gold, Inc., Class A	31,826	236

Alimentation Couche-Tard, Inc.	21,866	880

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 95.3% (1) continued

Canada – 4.0% continued

ARC Resources Ltd.	77,992	$937

ATS Automation Tooling Systems, Inc.*	13,649	360

AutoCanada, Inc.*	8,165	134

Ballard Power Systems, Inc.*	6,857	42

Barrick Gold Corp.	64,450	999

Boardwalk Real Estate Investment Trust	9,807	328

Cameco Corp.	21,037	558

Canadian National Railway Co.	15,282	1,650

Canadian Pacific Railway Ltd.	87,371	5,829

Canfor Corp.*	13,806	201

Celestica, Inc.*	31,913	269

Colliers International Group, Inc.	1,560	143

Descartes Systems Group (The), Inc.*	4,229	269

Dundee Precious Metals, Inc.	41,583	185

Element Fleet Management Corp.	30,684	362

Finning International, Inc.	19,457	342

Headwater Exploration, Inc.*	55,706	212

Kinross Gold Corp.	44,994	169

Laurentian Bank of Canada	7,182	154

Methanex Corp.	5,288	169

Parex Resources, Inc.	21,999	321

Shopify, Inc., Class A*	14,400	388

Stella-Jones, Inc.	7,279	204

TransAlta Corp.	21,025	186

Tricon Residential, Inc.	37,897	328

Vermilion Energy, Inc.	10,706	229

Whitecap Resources, Inc.	42,649	270

		16,354

China – 1.6%

Beijing Capital International Airport Co. Ltd., Class H*	944,000	507

Dongfeng Motor Group Co. Ltd., Class H	1,205,750	641

Li Ning Co. Ltd.	309,500	2,352

Shenzhou International Group Holdings Ltd.	216,300	1,659

Tencent Holdings Ltd.	43,100	1,456

		6,615

Denmark – 1.6%

DSV A/S	12,236	1,418

ISS A/S*	10,468	160

Jyske Bank A/S (Registered)*	5,370	277

Novo Nordisk A/S, Class B	44,941	4,480

		6,335

See Notes to the Financial Statements.

EQUITY FUNDS	44	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 95.3% (1) continued

Finland – 0.6%

Nokia OYJ	263,499	$1,125

TietoEVRY OYJ	10,753	243

Valmet OYJ	14,964	302

Wartsila OYJ Abp	87,494	557

		2,227

France – 10.4%

Air Liquide S.A.	16,010	1,823

Alstom S.A.	101,015	1,624

Arkema S.A.	3,793	277

AXA S.A.	158,419	3,469

BNP Paribas S.A.	41,528	1,753

Carrefour S.A.	119,109	1,650

Cie de Saint-Gobain	34,485	1,230

Criteo S.A. ADR*	7,729	209

Danone S.A.	44,463	2,095

Dassault Aviation S.A.	4,159	472

Dassault Systemes S.E.	9,769	336

Edenred	6,271	288

Eiffage S.A.	5,746	460

Elis S.A.	21,682	218

Engie S.A.	136,476	1,566

Faurecia S.E.*	11,553	123

Ipsen S.A.	1,681	155

Kering S.A.	1,909	844

Klepierre S.A.*	21,210	366

La Francaise des Jeux S.A.E.M.(2)	7,048	209

LVMH Moet Hennessy Louis Vuitton S.E.	9,355	5,499

Nexans S.A.	3,187	282

Nexity S.A.	9,048	183

Orange S.A.	104,035	941

Pernod Ricard S.A.	22,165	4,051

Renault S.A.*	27,607	742

Rexel S.A.*	48,240	718

Sanofi	27,640	2,110

SCOR S.E.	28,328	410

Societe Generale S.A.	50,381	1,000

SOITEC*	2,160	245

Sopra Steria Group S.A.CA	2,522	318

SPIE S.A.	14,161	296

TotalEnergies S.E.	83,499	3,930

Valeo	24,416	367

Vallourec S.A.*	36,631	353

Vinci S.A.	16,220	1,303

		41,915

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 95.3% (1) continued

Germany – 5.1%

adidas A.G.	10,827	$1,256

AIXTRON S.E.	10,972	265

Aurubis A.G.	3,520	186

Bayer A.G. (Registered)	24,980	1,153

Bechtle A.G.	8,837	322

CECONOMY A.G.	66,592	78

Continental A.G.	10,829	487

Covestro A.G.(2)	4,309	125

Daimler Truck Holding A.G.*	48,069	1,100

Dermapharm Holding S.E.	3,205	117

Deutsche Pfandbriefbank A.G.	32,447	225

Deutsche Telekom A.G. (Registered)	76,957	1,319

Encavis A.G.	8,319	151

Freenet A.G.	12,433	237

Fresenius S.E. & Co. KGaA	45,446	973

GEA Group A.G.	9,055	296

Gerresheimer A.G.	4,245	208

HeidelbergCement A.G.	26,087	1,045

HUGO BOSS A.G.	5,545	261

LANXESS A.G.	5,939	174

Mercedes-Benz Group A.G.	14,010	716

ProSiebenSat.1 Media S.E.	24,821	178

Rheinmetall A.G.	1,605	249

RTL Group S.A.	12,814	408

RWE A.G.	42,345	1,558

SAP S.E.	52,547	4,332

Siemens A.G. (Registered)	5,442	539

Siemens Healthineers A.G.(2)	49,731	2,154

United Internet A.G. (Registered)	7,839	148

VERBIO Vereinigte BioEnergie A.G.	2,992	176

Vitesco Technologies Group A.G.*	1,375	67

		20,503

Hong Kong – 2.2%

AIA Group Ltd.	472,111	3,920

ASMPT Ltd.	24,700	149

China High Precision Automation Group Ltd.(3)	982,000	—

CK Asset Holdings Ltd.	177,256	1,063

Hysan Development Co. Ltd.	75,000	189

LK Technology Holdings Ltd.	192,500	219

Pacific Basin Shipping Ltd.	659,000	204

Prudential PLC	292,198	2,871

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	45	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

ACTIVE M INTERNATIONAL EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 95.3% (1) continued

Hong Kong – 2.2% continued

United Laboratories International Holdings (The) Ltd.	212,000	$88

WH Group Ltd.(2)	501,178	315

		9,018

Indonesia – 0.2%

Bank Mandiri Persero Tbk PT	1,448,312	888

Ireland – 0.9%

AIB Group PLC	2,819	7

AIB Group PLC	239,805	576

Bank of Ireland Group PLC	119,877	769

Bank of Ireland Group PLC (NASDAQ Exchange)	73,240	468

Dalata Hotel Group PLC*	60,781	166

Glanbia PLC	25,246	290

Ryanair Holdings PLC ADR*	26,199	1,530

		3,806

Israel – 0.1%

Perion Network Ltd.*	19,050	368

Radware Ltd.*	7,668	167

		535

Italy – 3.9%

Assicurazioni Generali S.p.A.	63,357	862

Banco BPM S.p.A.	90,005	234

BPER Banca	294,965	449

Buzzi Unicem S.p.A.	14,378	204

Coca-Cola HBC A.G. - CDI*	7,929	167

Enel S.p.A.	626,925	2,569

Eni S.p.A.	152,994	1,625

Ferrari N.V. (New York Exchange)	21,759	4,059

Iren S.p.A.	117,766	155

Leonardo S.p.A.	21,504	152

Reply S.p.A.	3,285	343

UniCredit S.p.A.	490,498	4,960

		15,779

Japan – 12.5%

AEON Financial Service Co. Ltd.	25,800	256

Alfresa Holdings Corp.	34,683	404

Alps Alpine Co. Ltd.	43,399	315

ASKUL Corp.	8,300	86

BayCurrent Consulting, Inc.	1,200	308

Benesse Holdings, Inc.	2,597	38

CKD Corp.	16,000	190

Daihen Corp.	6,500	166

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 95.3% (1) continued

Japan – 12.5% continued

Dai-ichi Life Holdings, Inc.	64,529	$1,026

DeNA Co. Ltd.	32,980	417

DMG Mori Co. Ltd.	13,900	157

Ebara Corp.	6,300	204

Eiken Chemical Co. Ltd.	15,400	191

Eisai Co. Ltd.	6,746	362

FANUC Corp.	15,100	2,089

Fuji Media Holdings, Inc.	21,870	161

Fuji Soft, Inc.	4,700	265

Fujikura Ltd.	38,900	232

FULLCAST Holdings Co. Ltd.	10,800	189

Fuyo General Lease Co. Ltd.	3,200	175

GungHo Online Entertainment, Inc.	11,200	172

H.U. Group Holdings, Inc.	13,200	239

Hino Motors Ltd.*	124,104	512

Honda Motor Co. Ltd.	74,241	1,617

INFRONEER Holdings, Inc.*	35,100	237

Inpex Corp.	80,668	757

Internet Initiative Japan, Inc.	29,600	450

Invincible Investment Corp.	609	191

Isuzu Motors Ltd.	84,944	939

J Front Retailing Co. Ltd.	10,000	81

Japan Airlines Co. Ltd.*	52,513	938

Jeol Ltd.	4,900	162

JGC Holdings Corp.	61,090	766

Kaneka Corp.	8,000	200

Kenedix Office Investment Corp.	43	203

Keyence Corp.	9,120	3,028

Kirin Holdings Co. Ltd.	53,573	825

Komeri Co. Ltd.	9,700	185

Lasertec Corp.	22,700	2,283

Makita Corp.	34,537	670

Mebuki Financial Group, Inc.	50,100	98

Mitsubishi Estate Co. Ltd.	79,100	1,038

Mitsubishi Heavy Industries Ltd.	12,670	422

Mitsubishi UFJ Financial Group, Inc.	276,554	1,247

Morinaga Milk Industry Co. Ltd.	4,800	141

MS&AD Insurance Group Holdings, Inc.	40,755	1,079

Murata Manufacturing Co. Ltd.	27,800	1,277

NEC Networks & System Integration Corp.	15,300	165

Nextage Co. Ltd.	9,700	211

Nichicon Corp.	20,300	195

See Notes to the Financial Statements.

EQUITY FUNDS	46	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 95.3% (1) continued

Japan – 12.5% continued

Nikon Corp.	52,926	$501

Nippon Accommodations Fund, Inc.	47	213

Nippon Electric Glass Co. Ltd.	17,800	307

Nippon Suisan Kaisha Ltd.	62,000	234

Nippon Television Holdings, Inc.	40,922	328

Nissan Motor Co. Ltd.	199,348	637

Nomura Holdings, Inc.	93,033	307

Ono Pharmaceutical Co. Ltd.	46,308	1,077

Open House Group Co. Ltd.	3,100	105

Outsourcing, Inc.	21,100	158

Rengo Co. Ltd.	43,400	252

Resona Holdings, Inc.	361,077	1,318

Resorttrust, Inc.	14,300	228

Rinnai Corp.	1,900	137

Sankyo Co. Ltd.	7,500	226

Sankyu, Inc.	6,000	173

Sanwa Holdings Corp.	22,400	193

Sawai Group Holdings Co. Ltd.	6,300	176

Shimamura Co. Ltd.	6,984	590

Shinko Electric Industries Co. Ltd.	19,500	421

Stanley Electric Co. Ltd.	37,539	589

Starts Corp., Inc.	9,500	174

Subaru Corp.	57,182	858

Sumitomo Electric Industries Ltd.	90,573	919

Sumitomo Forestry Co. Ltd.	17,800	269

Sumitomo Heavy Industries Ltd.	26,913	498

Sumitomo Mitsui Financial Group, Inc.	70,741	1,969

Sumitomo Mitsui Trust Holdings, Inc.	39,677	1,122

Sumitomo Rubber Industries Ltd.	41,261	329

Suzuken Co. Ltd.	7,800	178

T&D Holdings, Inc.	132,391	1,252

Taiheiyo Cement Corp.	26,601	376

Takeda Pharmaceutical Co. Ltd.	61,472	1,597

Takeuchi Manufacturing Co. Ltd.	11,500	212

TechnoPro Holdings, Inc.	10,100	212

THK Co. Ltd.	35,866	621

Tokyo Electron Ltd.	2,000	495

Tokyo Ohka Kogyo Co. Ltd.	5,900	247

Tokyo Seimitsu Co. Ltd.	6,300	185

Tokyo Tatemono Co. Ltd.	16,300	232

Tokyotokeiba Co. Ltd.	4,600	132

Toyo Suisan Kaisha Ltd.	4,500	185

Toyo Tire Corp.	23,900	260

Tsuruha Holdings, Inc.	9,617	562

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 95.3% (1) continued

Japan – 12.5% continued

Ushio, Inc.	19,600	$204

West Holdings Corp.	6,700	193

Yamato Holdings Co. Ltd.	70,300	1,052

Zenkoku Hosho Co. Ltd.	5,800	192

Zeon Corp.	22,000	195

		50,449

Luxembourg – 0.1%

ArcelorMittal S.A.	21,997	440

Macau – 0.5%

Sands China Ltd.*	772,400	1,912

Malaysia – 0.1%

CIMB Group Holdings Bhd.	505,575	557

Mexico – 0.0%

America Movil S.A.B. de C.V., Class L ADR	4,433	73

Sitios Latinoamerica S.A.B. de C.V.*	6,633	3

		76

Netherlands – 5.9%

Aalberts N.V.	8,087	264

ABN AMRO Bank N.V. - C.V.A.	89,082	798

Adyen N.V.(2) *	2,540	3,160

Akzo Nobel N.V.	33,899	1,912

Argenx S.E. ADR*	850	300

ASM International N.V.	9,786	2,189

ASML Holding N.V.	2,630	1,091

ASML Holding N.V. (Registered)	8,958	3,721

ASR Nederland N.V.	10,606	408

BE Semiconductor Industries N.V.	3,703	158

Euronext N.V.	3,223	204

Fugro N.V.*	29,397	299

IMCD N.V.	1,239	147

ING Groep N.V.	281,612	2,415

Koninklijke Philips N.V.	159,036	2,456

OCI N.V.	6,252	230

PostNL N.V.	95,189	159

Shell PLC	149,572	3,721

VEON Ltd. ADR(4) *	172,707	55

		23,687

Nigeria – 0.1%

Airtel Africa PLC	140,835	203

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	47	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

ACTIVE M INTERNATIONAL EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 95.3% (1) continued

Norway – 0.1%

Norsk Hydro ASA	25,442	$137

Sparebanken Vest	17,698	133

		270

Russia – 0.0%

Gazprom PJSC ADR(3) (4) *	54,380	—

LUKOIL PJSC ADR(3) (4)	4,766	—

Mobile TeleSystems PJSC ADR(3) (4)	64,508	—

Sberbank of Russia PJSC(3) (4) *	186,456	—

		—

Singapore – 0.2%

Frasers Logistics & Commercial Trust	334,000	287

Sembcorp Industries Ltd.	185,000	397

		684

South Africa – 0.4%

Anglo American PLC	31,033	938

MTN Group Ltd.	22,432	147

Old Mutual Ltd.	689,792	371

		1,456

South Korea – 2.7%

Coway Co. Ltd.	17,659	662

Daeduck Electronics Co. Ltd./New	11,174	164

Daewoong Pharmaceutical Co. Ltd.	1,539	170

Dentium Co. Ltd.	3,902	226

Hankook Tire & Technology Co. Ltd.	16,523	405

Hyundai Mobis Co. Ltd.	5,663	755

JYP Entertainment Corp.	6,282	255

KB Financial Group, Inc.	31,681	960

KCC Corp.	740	118

KT Corp. ADR	90,892	1,111

LEENO Industrial, Inc.	1,908	164

LG Innotek Co. Ltd.	1,246	235

Lotte Chilsung Beverage Co. Ltd.	1,992	220

LOTTE Fine Chemical Co. Ltd.	4,092	160

LX Semicon Co. Ltd.	3,005	159

Osstem Implant Co. Ltd.	2,741	219

Samsung Electronics Co. Ltd.	68,918	2,532

Samsung Engineering Co. Ltd.*	18,950	299

Shinhan Financial Group Co. Ltd.	47,542	1,106

SK Hynix, Inc.	17,219	988

Youngone Corp.	5,187	160

		11,068

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 95.3% (1) continued

Spain – 3.0%

Acerinox S.A.	29,922	$239

Aena S.M.E. S.A.*	12,826	1,327

Amadeus IT Group S.A.*	123,558	5,719

Applus Services S.A.	25,996	146

Atlantica Sustainable Infrastructure PLC	1,261	33

Bankinter S.A.	72,452	406

CaixaBank S.A.	313,857	1,012

Cia de Distribucion Integral Logista Holdings S.A.	14,764	269

Corp. ACCIONA Energias Renovables S.A.	6,385	238

Iberdrola S.A.	104,588	972

Industria de Diseno Textil S.A.	68,853	1,422

Laboratorios Farmaceuticos Rovi S.A.	6,837	293

Merlin Properties Socimi S.A.	24,591	189

		12,265

Sweden – 2.4%

Atlas Copco AB, Class A	178,839	1,656

Cibus Nordic Real Estate AB	11,046	144

Evolution AB	60,486	4,763

Intrum AB	10,292	129

Saab AB, Class B	5,151	160

SKF AB, Class B	77,442	1,036

Swedbank AB, Class A	90,700	1,186

Trelleborg AB, Class B	12,134	226

Truecaller AB, Class B*	33,609	112

Wihlborgs Fastigheter AB	25,659	155

		9,567

Switzerland – 5.8%

Adecco Group A.G. (Registered)	35,475	974

Alcon, Inc.	60,578	3,508

Bucher Industries A.G. (Registered)	952	295

Cie Financiere Richemont S.A., Class A (Registered)	2,440	229

Forbo Holding A.G. (Registered)	142	154

Galenica A.G.	5,242	379

Holcim A.G.*	25,195	1,028

Julius Baer Group Ltd.	6,833	297

Lonza Group A.G. (Registered)	3,992	1,941

Novartis A.G. (Registered)	62,104	4,734

OC Oerlikon Corp. A.G. (Registered)	25,561	163

PSP Swiss Property A.G. (Registered)	4,157	416

Siegfried Holding A.G. (Registered)*	397	292

Sika A.G. (Registered)	16,301	3,264

See Notes to the Financial Statements.

EQUITY FUNDS	48	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 95.3% (1) continued

Switzerland – 5.8% continued

Sulzer A.G. (Registered)	3,778	$216

Swatch Group (The) A.G. (Bearer)	4,443	998

Swissquote Group Holding S.A. (Registered)	1,963	204

Tecan Group A.G. (Registered)	875	301

Temenos A.G. (Registered)	13,650	919

UBS Group A.G. (Registered)	147,983	2,138

Vontobel Holding A.G. (Registered)	4,040	217

Zurich Insurance Group A.G.	2,218	882

		23,549

Taiwan – 0.4%

Catcher Technology Co. Ltd.	141,643	765

Hon Hai Precision Industry Co. Ltd.	259,266	828

		1,593

Thailand – 0.3%

Kasikornbank PCL (Registered)	70,613	270

Kasikornbank PCL NVDR	209,709	796

		1,066

Turkey – 0.2%

Turk Telekomunikasyon A.S.	574,296	335

Turkcell Iletisim Hizmetleri A.S.	315,559	338

		673

United Kingdom – 11.1%

Abcam PLC*	19,733	294

AstraZeneca PLC	50,991	5,608

Babcock International Group PLC*	124,390	384

Balfour Beatty PLC	57,473	195

Barclays PLC	991,348	1,581

Berkeley Group Holdings PLC	6,829	250

BP PLC	770,418	3,664

British American Tobacco PLC	28,842	1,031

British Land (The) Co. PLC	104,897	405

BT Group PLC	506,154	684

Bunzl PLC	29,360	894

Centrica PLC*	151,356	119

Compass Group PLC	77,892	1,557

Computacenter PLC	14,356	309

Cranswick PLC	5,618	168

CVS Group PLC	12,814	244

Drax Group PLC	30,079	201

easyJet PLC*	163,097	536

Experian PLC	170,383	4,995

Future PLC	12,805	189

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 95.3% (1) continued

United Kingdom – 11.1% continued

Harbour Energy PLC	56,091	$279

IG Group Holdings PLC	28,437	241

IMI PLC	14,721	183

Inchcape PLC	36,973	278

J Sainsbury PLC	272,326	526

Kingfisher PLC	157,788	383

Land Securities Group PLC	72,052	414

LondonMetric Property PLC	104,663	204

Man Group PLC/Jersey	94,677	236

Marks & Spencer Group PLC*	236,503	257

OSB Group PLC	65,781	308

Pets at Home Group PLC	51,931	151

Playtech PLC*	35,279	171

Reckitt Benckiser Group PLC	38,102	2,518

Redrow PLC	49,380	218

RELX PLC	42,143	1,022

RELX PLC (Berlin Stock Exchange)	40,116	979

Rolls-Royce Holdings PLC*	3,998,188	3,073

RS GROUP PLC	27,217	290

Safestore Holdings PLC	32,156	301

Sage Group (The) PLC	314,120	2,417

Savills PLC	16,505	145

Serco Group PLC	179,683	311

Spirent Communications PLC	81,367	238

Standard Chartered PLC	238,591	1,501

Tate & Lyle PLC	24,867	188

Tritax Big Box REIT PLC	79,862	120

Unilever PLC	74,569	3,281

Virgin Money UK PLC	110,956	153

Vistry Group PLC	23,846	156

WPP PLC	141,753	1,173

		45,023

United States – 14.9%

Accenture PLC, Class A	23,877	6,144

Aon PLC, Class A	31,071	8,323

Atlassian Corp. PLC, Class A*	15,761	3,319

BRP, Inc.	8,106	499

EPAM Systems, Inc.*	11,283	4,087

Ferguson PLC	21,068	2,194

Globant S.A.*	4,340	812

GSK PLC	52,326	763

ICON PLC*	38,039	6,991

Inmode Ltd.*	9,060	264

International Game Technology PLC	13,153	208

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	49	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

ACTIVE M INTERNATIONAL EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 95.3% (1) continued

United States – 14.9% continued

Lululemon Athletica, Inc.*	13,091	$3,660

Medtronic PLC	23,454	1,894

Mettler-Toledo International, Inc.*	2,180	2,363

Nestle S.A. (Registered)	34,987	3,788

ResMed, Inc.	18,825	4,110

Roche Holding A.G. (Genusschein)	8,157	2,660

Salesforce, Inc.*	17	2

Schneider Electric S.E.	19,895	2,232

ServiceNow, Inc.*	1	—

Signify N.V.	12,135	314

STERIS PLC	18,354	3,052

Waste Connections, Inc.	19,266	2,603

		60,282

Total Common Stocks

(Cost $406,125)		384,835

PREFERRED STOCKS – 0.2% (1)

Germany – 0.2%

Henkel A.G. & Co. KGaA, 3.04%(5)	13,454	804

Total Preferred Stocks

(Cost $1,018)		804

INVESTMENT COMPANIES – 3.1%

iShares Core MSCI EAFE ETF	9,854	519

Northern Institutional Funds - U.S. Government Portfolio (Shares), 2.31%(6) (7)	11,056,093	11,056

Vanguard FTSE Developed Markets ETF	24,571	894

Total Investment Companies

(Cost $12,726)		12,469

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

SHORT-TERM INVESTMENTS – 1.1%

U.S. Treasury Bill, 1.82%, 11/25/22(8) (9)	$4,460	$4,441

Total Short-Term Investments

(Cost $4,448)		4,441

Total Investments – 99.7%

(Cost $424,317)		402,549

Other Assets less Liabilities – 0.3%		1,347

Net Assets – 100.0%		$403,896

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(3)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(4)

Restricted security that has been deemed illiquid. At September 30, 2022, the value of this restricted illiquid security amounted to approximately $55,000 or 0.0% of net assets. Additional information on this restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)

Gazprom PJSC ADR	9/27/17-12/29/21	$242

LUKOIL PJSC ADR	9/27/17-2/9/22	254

Mobile TeleSystems PJSC ADR	1/28/22-2/11/22	498

Sberbank of Russia PJSC	1/3/19-11/25/20	625

VEON Ltd. ADR	11/22/19-2/9/22	376

(5)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(6)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(7)	7-day current yield as of September 30, 2022 is disclosed.
(8)	Discount rate at the time of purchase.
(9)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ADR – American Depositary Receipt

CDI – CREST Depository Interest

EAFE – Europe, Australasia and the Far East

ETF – Exchange-Traded Fund

See Notes to the Financial Statements.

EQUITY FUNDS	50	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

FTSE – Financial Times Stock Exchange

MSCI – Morgan Stanley Capital International

NVDR – Non-Voting Depositary Receipt

REIT – Real Estate Investment Trust

Percentages shown are based on Net Assets.

At September 30, 2022, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)(1)
MSCI EAFE Index (United States Dollar)	74	$6,144	Long	12/22	$(662)

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

At September 30, 2022, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF NET ASSETS

Euro	30.1%

United States Dollar	18.3

British Pound	12.9

Japanese Yen	12.5

Swiss Franc	7.5

All other currencies less than 5%	18.4

Total Investments	99.7

Other Assets less Liabilities	0.3

Net Assets	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on September 30, 2022 using adjustment factors designed to reflect more accurately the fair value of the securities. See Note 2 for a discussion of this procedure. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2022:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

Common Stocks:

Argentina	$180	$—	$—	$180

Australia	147	9,526	—	9,673

Brazil	2,942	—	—	2,942

Burkina Faso	669	—	—	669

Canada	16,354	—	—	16,354

France	209	41,706	—	41,915

Ireland	1,530	2,276	—	3,806

Israel	535	—	—	535

Mexico	76	—	—	76

Netherlands	4,076	19,611	—	23,687

South Korea	1,111	9,957	—	11,068

Spain	33	12,232	—	12,265

United States	48,331	11,951	—	60,282

All Other Countries(1)	—	201,383	—	201,383

Total Common Stocks	76,193	308,642	—	384,835

Preferred Stocks	—	804	—	804

Investment Companies	12,469	—	—	12,469

Short-Term Investments	—	4,441	—	4,441

Total Investments	$88,662	$313,887	$—	$402,549

OTHER FINANCIAL INSTRUMENTS

Liabilities Futures Contracts	$(662)	$—	$—	$(662)

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	51	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 92.0% (1)

Brazil – 3.9%

Ambev S.A.	1,015,660	$2,928

Americanas S.A.*	140,407	445

Atacadao S.A.	110,400	395

B3 S.A. - Brasil Bolsa Balcao	1,312,095	3,199

Banco Bradesco S.A.	341,877	1,037

Banco BTG Pactual S.A.*	261,600	1,209

Banco do Brasil S.A.	182,444	1,300

Banco Santander Brasil S.A.	78,236	441

BB Seguridade Participacoes S.A.	150,101	739

BRF S.A.*	131,620	315

CCR S.A.	268,900	626

Centrais Eletricas Brasileiras S.A.	230,200	1,838

Cia de Saneamento Basico do Estado de Sao Paulo*	71,971	662

Cia Siderurgica Nacional S.A.	144,190	341

Cosan S.A.	269,388	866

CPFL Energia S.A.	51,300	321

Energisa S.A.	43,100	335

Engie Brasil Energia S.A.	45,547	326

Equatorial Energia S.A.	216,770	1,079

Hapvida Participacoes e Investimentos S.A.*	1,000,184	1,409

Hypera S.A.*	90,958	750

Klabin S.A.	157,841	532

Localiza Rent a Car S.A.	159,766	1,804

Lojas Renner S.A.*	212,346	1,099

Magazine Luiza S.A.*	672,700	562

Natura & Co. Holding S.A.	186,201	511

Petro Rio S.A.*	156,800	801

Petroleo Brasileiro S.A.	800,034	4,936

Raia Drogasil S.A.	230,492	972

Rede D’Or Sao Luiz S.A.*	83,400	461

Rumo S.A.	279,794	962

Suzano S.A.	161,785	1,340

Telefonica Brasil S.A.	107,073	803

TIM S.A.*	172,595	387

TOTVS S.A.*	108,555	593

Ultrapar Participacoes S.A.	146,448	318

Vale S.A.	859,513	11,501

Vibra Energia S.A.	246,300	789

WEG S.A.	360,048	2,139

		51,071

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 92.0% (1) continued

Cayman Islands – 0.0%

China Huishan Dairy Holdings Co. Ltd.(2) *	1,922,380	$—

Chile – 0.3%

Banco de Chile	9,870,468	868

Banco de Credito e Inversiones S.A.	12,777	325

Banco Santander Chile	13,804,297	482

Cencosud S.A.	293,079	371

Cia Cervecerias Unidas S.A.	30,765	167

Cia Sud Americana de Vapores S.A.	3,271,831	225

Empresas CMPC S.A.	238,885	364

Empresas Copec S.A.	84,431	541

Enel Americas S.A.	4,563,260	481

Enel Chile S.A.	6,209,246	180

Falabella S.A.	158,562	316

		4,320

China – 29.6%

360 DigiTech, Inc. ADR	21,969	282

360 Security Technology, Inc., Class A	112,500	103

37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	24,100	59

3SBio, Inc.	297,500	211

AAC Technologies Holdings, Inc.*	152,500	235

Advanced Micro-Fabrication Equipment, Inc. China, Class A*	7,398	112

AECC Aero-Engine Control Co. Ltd., Class A	19,700	70

AECC Aviation Power Co. Ltd., Class A	34,100	201

Agricultural Bank of China Ltd., Class A	1,097,100	442

Agricultural Bank of China Ltd., Class H	6,320,367	1,885

Aier Eye Hospital Group Co. Ltd., Class A	92,071	372

Air China Ltd., Class A*	71,100	105

Air China Ltd., Class H*	394,705	301

Airtac International Group	30,765	704

Alibaba Group Holding Ltd.*	3,264,380	32,745

Alibaba Health Information Technology Ltd.*	1,034,000	470

A-Living Smart City Services Co. Ltd.	165,250	130

Aluminum Corp. of China Ltd., Class A	145,900	85

Aluminum Corp. of China Ltd., Class H	819,435	265

Amlogic Shanghai Co. Ltd., Class A*	6,175	56

Angel Yeast Co. Ltd., Class A	9,100	53

Anhui Conch Cement Co. Ltd., Class A	47,700	193

Anhui Conch Cement Co. Ltd., Class H	268,075	845

See Notes to the Financial Statements.

EQUITY FUNDS	52	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 92.0% (1) continued

China – 29.6% continued

Anhui Gujing Distillery Co. Ltd., Class A	5,300	$203

Anhui Gujing Distillery Co. Ltd., Class B	22,400	331

Anhui Honglu Steel Construction Group Co. Ltd., Class A	10,280	48

Anhui Kouzi Distillery Co. Ltd., Class A	9,600	63

Anhui Yingjia Distillery Co. Ltd., Class A	9,500	75

Anjoy Foods Group Co. Ltd., Class A	4,100	90

ANTA Sports Products Ltd.	263,432	2,775

Apeloa Pharmaceutical Co. Ltd., Class A	9,400	22

Asia - Potash International Investment Guangzhou Co. Ltd., Class A*	11,600	48

Asymchem Laboratories Tianjin Co. Ltd., Class A	4,340	85

Autohome, Inc. ADR	16,521	475

Avary Holding Shenzhen Co. Ltd., Class A	23,000	83

AVIC Electromechanical Systems Co. Ltd., Class A	56,100	90

AVIC Industry-Finance Holdings Co. Ltd., Class A	127,300	54

AviChina Industry & Technology Co. Ltd., Class H	496,313	191

AVICOPTER PLC, Class A	9,300	52

Baidu, Inc., Class A*	474,982	7,009

Bank of Beijing Co. Ltd., Class A	267,900	155

Bank of Changsha Co. Ltd., Class A	50,200	47

Bank of Chengdu Co. Ltd., Class A	54,800	126

Bank of China Ltd., Class A	531,800	231

Bank of China Ltd., Class H	17,027,652	5,558

Bank of Communications Co. Ltd., Class A	560,200	365

Bank of Communications Co. Ltd., Class H	1,844,117	969

Bank of Hangzhou Co. Ltd., Class A	82,420	166

Bank of Jiangsu Co. Ltd., Class A	195,044	205

Bank of Nanjing Co. Ltd., Class A	147,996	219

Bank of Ningbo Co. Ltd., Class A	85,250	378

Bank of Shanghai Co. Ltd., Class A	168,471	139

Baoshan Iron & Steel Co. Ltd., Class A	287,796	213

BBMG Corp., Class A	139,100	49

BeiGene Ltd. ADR*	10,170	1,371

Beijing Capital International Airport Co. Ltd., Class H*	392,000	211

Beijing Dabeinong Technology Group Co. Ltd., Class A*	40,700	46

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 92.0% (1) continued

China – 29.6% continued

Beijing Easpring Material Technology Co. Ltd., Class A	6,500	$60

Beijing Enlight Media Co. Ltd., Class A	44,100	44

Beijing Enterprises Holdings Ltd.	106,271	297

Beijing Enterprises Water Group Ltd.	833,886	192

Beijing Kingsoft Office Software, Inc., Class A	5,789	164

Beijing New Building Materials PLC, Class A	20,100	68

Beijing Originwater Technology Co. Ltd., Class A	56,200	37

Beijing Roborock Technology Co. Ltd., Class A	1,505	55

Beijing Shiji Information Technology Co. Ltd., Class A	13,600	24

Beijing Shunxin Agriculture Co. Ltd., Class A	11,600	33

Beijing Sinnet Technology Co. Ltd., Class A	23,000	26

Beijing Tiantan Biological Products Corp. Ltd., Class A	14,688	42

Beijing Tongrentang Co. Ltd., Class A	17,800	114

Beijing United Information Technology Co. Ltd., Class A	5,655	86

Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	7,970	128

Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	2,400	42

Beijing-Shanghai High Speed Railway Co. Ltd., Class A	586,200	373

Betta Pharmaceuticals Co. Ltd., Class A	6,800	43

BGI Genomics Co. Ltd., Class A	7,800	58

Bilibili, Inc., Class Z*	40,571	627

Bloomage Biotechnology Corp. Ltd., Class A	4,950	91

BOC International China Co. Ltd., Class A	28,600	42

BOE Technology Group Co. Ltd., Class A	511,700	236

Bosideng International Holdings Ltd.	716,000	354

Brilliance China Automotive Holdings Ltd.(2) *	869,944	400

BTG Hotels Group Co. Ltd., Class A	18,600	56

BYD Co. Ltd., Class A	23,400	830

BYD Co. Ltd., Class H	177,699	4,370

BYD Electronic International Co. Ltd.	136,500	324

By-health Co. Ltd., Class A	27,200	67

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	53	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 92.0% (1) continued

China – 29.6% continued

Caitong Securities Co. Ltd., Class A	80,210	$76

CanSino Biologics, Inc., Class A	1,522	26

CanSino Biologics, Inc., Class H	17,400	98

CECEP Solar Energy Co. Ltd., Class A*	45,600	44

CECEP Wind-Power Corp., Class A	77,400	48

CGN Power Co. Ltd., Class H	2,353,000	509

Chacha Food Co. Ltd., Class A	3,900	25

Changchun High & New Technology Industry Group, Inc., Class A	5,100	122

Changjiang Securities Co. Ltd., Class A	31,200	23

Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	4,200	90

Chaozhou Three-Circle Group Co. Ltd., Class A	30,900	113

Chengtun Mining Group Co. Ltd., Class A	38,900	35

Chengxin Lithium Group Co. Ltd., Class A	8,300	54

Chifeng Jilong Gold Mining Co. Ltd., Class A*	19,100	55

China Baoan Group Co. Ltd., Class A	38,400	61

China Cinda Asset Management Co. Ltd., Class H	1,903,000	211

China CITIC Bank Corp. Ltd., Class H	1,909,286	758

China Coal Energy Co. Ltd., Class H	453,000	410

China Communications Services Corp. Ltd., Class H	523,035	176

China Conch Venture Holdings Ltd.	363,000	576

China Construction Bank Corp., Class A	152,900	119

China Construction Bank Corp., Class H	20,683,693	11,903

China CSSC Holdings Ltd., Class A	57,000	181

China Eastern Airlines Corp. Ltd., Class A*	145,900	100

China Energy Engineering Corp. Ltd.	430,300	136

China Everbright Bank Co. Ltd., Class A	582,700	231

China Everbright Bank Co. Ltd., Class H	561,000	154

China Everbright Environment Group Ltd.	802,629	333

China Evergrande Group(2) *	1,126,411	94

China Feihe Ltd.*	777,000	542

China Galaxy Securities Co. Ltd., Class A	73,900	94

China Galaxy Securities Co. Ltd., Class H	697,500	321

China Gas Holdings Ltd.	634,695	754

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 92.0% (1) continued

China – 29.6% continued

China Great Wall Securities Co. Ltd., Class A	36,100	$42

China Greatwall Technology Group Co. Ltd., Class A	30,000	36

China Hongqiao Group Ltd.	505,500	413

China International Capital Corp. Ltd., Class A	15,200	73

China International Capital Corp. Ltd., Class H	333,200	482

China Jinmao Holdings Group Ltd.	1,195,791	243

China Jushi Co. Ltd., Class A	51,222	95

China Lesso Group Holdings Ltd.	234,000	216

China Life Insurance Co. Ltd., Class A	35,600	159

China Life Insurance Co. Ltd., Class H	1,603,544	2,065

China Literature Ltd.*	88,800	248

China Longyuan Power Group Corp. Ltd., Class H	713,473	892

China Medical System Holdings Ltd.	295,000	352

China Meheco Co. Ltd., Class A	22,960	39

China Meidong Auto Holdings Ltd.	114,000	180

China Mengniu Dairy Co. Ltd.*	685,870	2,690

China Merchants Bank Co. Ltd., Class A	270,879	1,279

China Merchants Bank Co. Ltd., Class H	838,933	3,881

China Merchants Energy Shipping Co. Ltd., Class A	111,600	112

China Merchants Port Holdings Co. Ltd.	289,907	362

China Merchants Securities Co. Ltd., Class A	83,410	145

China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	114,700	264

China Minmetals Rare Earth Co. Ltd., Class A*	14,300	53

China Minsheng Banking Corp. Ltd., Class A	531,740	254

China Minsheng Banking Corp. Ltd., Class H	1,200,654	344

China National Building Material Co. Ltd., Class H	812,000	616

China National Chemical Engineering Co. Ltd., Class A	73,800	83

China National Nuclear Power Co. Ltd., Class A	268,298	221

China Northern Rare Earth Group High-Tech Co. Ltd., Class A	46,900	175

China Oilfield Services Ltd., Class H	368,757	364

See Notes to the Financial Statements.

EQUITY FUNDS	54	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 92.0% (1) continued

China – 29.6% continued

China Overseas Land & Investment Ltd.	821,695	$2,119

China Overseas Property Holdings Ltd.	270,000	235

China Pacific Insurance Group Co. Ltd., Class A	95,300	272

China Pacific Insurance Group Co. Ltd., Class H	561,337	1,029

China Petroleum & Chemical Corp., Class A	395,000	239

China Petroleum & Chemical Corp., Class H	5,532,628	2,358

China Power International Development Ltd.	1,130,000	449

China Railway Group Ltd., Class A	257,500	190

China Railway Group Ltd., Class H	886,827	433

China Railway Signal & Communication Corp. Ltd., Class A	110,341	64

China Resources Beer Holdings Co. Ltd.	346,948	2,403

China Resources Cement Holdings Ltd.	532,000	246

China Resources Gas Group Ltd.	203,458	642

China Resources Land Ltd.	689,432	2,688

China Resources Microelectronics Ltd., Class A	17,447	116

China Resources Mixc Lifestyle Services Ltd.	141,200	541

China Resources Power Holdings Co. Ltd.	405,735	626

China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	15,200	82

China Ruyi Holdings Ltd.*	976,000	207

China Shenhua Energy Co. Ltd., Class A	83,100	370

China Shenhua Energy Co. Ltd., Class H	731,136	2,169

China Southern Airlines Co. Ltd., Class A*	176,800	165

China Southern Airlines Co. Ltd., Class H*	324,530	171

China State Construction Engineering Corp. Ltd., Class A	548,480	398

China State Construction International Holdings Ltd.	413,600	417

China Suntien Green Energy Corp. Ltd., Class H	396,000	144

China Taiping Insurance Holdings Co. Ltd.	307,104	257

China Three Gorges Renewables Group Co. Ltd., Class A	370,300	293

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 92.0% (1) continued

China – 29.6% continued

China Tourism Group Duty Free Corp. Ltd., Class A	25,700	$714

China Tower Corp. Ltd., Class H	9,566,000	1,022

China Traditional Chinese Medicine Holdings Co. Ltd.	606,000	209

China United Network Communications Ltd., Class A	383,100	181

China Vanke Co. Ltd., Class A	122,300	307

China Vanke Co. Ltd., Class H	366,672	667

China Yangtze Power Co. Ltd., Class A	299,600	959

China Zhenhua Group Science & Technology Co. Ltd., Class A	5,900	96

China Zheshang Bank Co. Ltd., Class A*	194,100	81

Chinasoft International Ltd.*	604,000	370

Chongqing Brewery Co. Ltd., Class A	5,300	84

Chongqing Changan Automobile Co. Ltd., Class A	108,268	191

Chongqing Fuling Zhacai Group Co. Ltd., Class A	7,500	29

Chongqing Rural Commercial Bank Co. Ltd., Class A	136,800	69

Chongqing Zhifei Biological Products Co. Ltd., Class A	19,300	235

CIFI Holdings Group Co. Ltd.	842,581	86

CITIC Ltd.	1,254,803	1,177

CITIC Securities Co. Ltd., Class A	150,345	368

CITIC Securities Co. Ltd., Class H	471,900	800

CMOC Group Ltd., Class A	236,400	157

CMOC Group Ltd., Class H	690,000	269

CNGR Advanced Material Co. Ltd., Class A	4,002	47

CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	44,225	43

Contemporary Amperex Technology Co. Ltd., Class A	30,200	1,695

COSCO SHIPPING Development Co. Ltd., Class A	118,200	41

COSCO SHIPPING Energy Transportation Co. Ltd., Class A*	35,700	91

COSCO SHIPPING Holdings Co. Ltd., Class A	177,680	276

COSCO SHIPPING Holdings Co. Ltd., Class H	665,650	778

COSCO SHIPPING Ports Ltd.	399,886	251

Country Garden Holdings Co. Ltd.	1,778,886	410

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	55	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 92.0% (1) continued

China – 29.6% continued

Country Garden Services Holdings Co. Ltd.	427,000	$624

CRRC Corp. Ltd., Class A	349,300	231

CRRC Corp. Ltd., Class H	920,000	297

CSC Financial Co. Ltd., Class A	53,600	174

CSPC Pharmaceutical Group Ltd.	1,903,360	1,869

Daan Gene Co. Ltd., Class A	24,160	56

Dali Foods Group Co. Ltd.	403,500	174

Daqin Railway Co. Ltd., Class A	194,400	185

Daqo New Energy Corp. ADR*	12,519	665

DaShenLin Pharmaceutical Group Co. Ltd., Class A	14,244	61

DHC Software Co. Ltd., Class A	8,000	6

Do-Fluoride New Materials Co. Ltd., Class A	11,200	57

Dong-E-E-Jiao Co. Ltd., Class A	11,200	51

Dongfang Electric Corp. Ltd., Class A	31,200	90

Dongfeng Motor Group Co. Ltd., Class H	621,169	330

Dongxing Securities Co. Ltd., Class A	15,100	16

Dongyue Group Ltd.	288,000	286

East Money Information Co. Ltd., Class A	172,820	427

Ecovacs Robotics Co. Ltd., Class A	8,100	76

ENN Energy Holdings Ltd.	169,979	2,262

ENN Natural Gas Co. Ltd., Class A	31,600	83

Eve Energy Co. Ltd., Class A	24,496	293

Everbright Securities Co. Ltd., Class A	44,198	82

Fangda Carbon New Material Co. Ltd., Class A*	55,582	49

Far East Horizon Ltd.	319,000	215

FAW Jiefang Group Co. Ltd., Class A	12,900	13

Fiberhome Telecommunication Technologies Co. Ltd., Class A	3,400	6

First Capital Securities Co. Ltd., Class A	72,300	55

Flat Glass Group Co. Ltd., Class A*	26,000	120

Flat Glass Group Co. Ltd., Class H*	88,000	213

Focus Media Information Technology Co. Ltd., Class A	172,400	134

Foshan Haitian Flavouring & Food Co. Ltd., Class A	50,765	590

Fosun International Ltd.	517,865	320

Founder Securities Co. Ltd., Class A	81,000	75

Foxconn Industrial Internet Co. Ltd., Class A	149,900	180

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 92.0% (1) continued

China – 29.6% continued

Fujian Sunner Development Co. Ltd., Class A	20,900	$57

Fuyao Glass Industry Group Co. Ltd., Class A	24,792	125

Fuyao Glass Industry Group Co. Ltd., Class H	127,600	512

Ganfeng Lithium Group Co. Ltd., Class A	23,240	244

Ganfeng Lithium Group Co. Ltd., Class H	73,120	484

G-bits Network Technology Xiamen Co. Ltd., Class A	1,300	46

GCL System Integration Technology Co. Ltd., Class A*	78,000	35

GD Power Development Co. Ltd., Class A*	268,600	154

GDS Holdings Ltd., Class A*	190,580	420

Geely Automobile Holdings Ltd.	1,287,641	1,746

GEM Co. Ltd., Class A	78,800	82

Gemdale Corp., Class A	56,900	92

Genscript Biotech Corp.*	244,000	531

GF Securities Co. Ltd., Class A	82,593	165

GF Securities Co. Ltd., Class H	236,400	257

Giant Network Group Co. Ltd., Class A	7,600	8

GigaDevice Semiconductor, Inc., Class A	8,880	117

Ginlong Technologies Co. Ltd., Class A*	4,450	138

GoerTek, Inc., Class A	41,300	155

Gotion High-tech Co. Ltd., Class A	24,200	104

Great Wall Motor Co. Ltd., Class A	34,400	134

Great Wall Motor Co. Ltd., Class H	654,296	747

Gree Electric Appliances, Inc. of Zhuhai, Class A	39,000	178

Greentown China Holdings Ltd.	192,500	361

Greentown Service Group Co. Ltd.	342,000	228

GRG Banking Equipment Co. Ltd., Class A	9,000	10

Guangdong Haid Group Co. Ltd., Class A	22,900	194

Guangdong Investment Ltd.	644,514	516

Guangdong Kinlong Hardware Products Co. Ltd., Class A	3,400	42

Guanghui Energy Co. Ltd., Class A	80,900	140

Guangzhou Automobile Group Co. Ltd., Class A	72,700	124

See Notes to the Financial Statements.

EQUITY FUNDS	56	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 92.0% (1) continued

China – 29.6% continued

Guangzhou Automobile Group Co. Ltd., Class H	629,664	$448

Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	21,900	80

Guangzhou Haige Communications Group, Inc. Co., Class A	8,400	9

Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	7,000	63

Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	8,200	69

Guangzhou Tinci Materials Technology Co. Ltd., Class A	22,180	137

Guangzhou Yuexiu Financial Holdings Group Co. Ltd., Class A	37,347	30

Guolian Securities Co. Ltd., Class A	41,900	52

Guosen Securities Co. Ltd., Class A	63,200	76

Guotai Junan Securities Co. Ltd., Class A	102,800	198

Guoyuan Securities Co. Ltd., Class A	39,160	35

H World Group Ltd. ADR	41,483	1,391

Haidilao International Holding Ltd.*	227,000	443

Haier Smart Home Co. Ltd., Class A	80,697	282

Haier Smart Home Co. Ltd., Class H	488,200	1,487

Haitian International Holdings Ltd.	136,000	256

Haitong Securities Co. Ltd., Class A	95,600	117

Haitong Securities Co. Ltd., Class H	668,033	353

Hangzhou First Applied Material Co. Ltd., Class A	18,684	140

Hangzhou Lion Electronics Co. Ltd., Class A	10,000	64

Hangzhou Oxygen Plant Group Co. Ltd., Class A	16,400	79

Hangzhou Robam Appliances Co. Ltd., Class A	7,600	25

Hangzhou Silan Microelectronics Co. Ltd., Class A	17,200	78

Hangzhou Tigermed Consulting Co. Ltd., Class A	2,400	31

Hangzhou Tigermed Consulting Co. Ltd., Class H	29,500	238

Hansoh Pharmaceutical Group Co. Ltd.	258,000	402

Heilongjiang Agriculture Co. Ltd., Class A	30,600	57

Henan Shenhuo Coal & Power Co. Ltd., Class A	34,200	81

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 92.0% (1) continued

China – 29.6% continued

Henan Shuanghui Investment & Development Co. Ltd., Class A	52,300	$180

Hengan International Group Co. Ltd.	133,398	594

Hengli Petrochemical Co. Ltd., Class A	71,260	169

Hengtong Optic-electric Co. Ltd., Class A	37,800	97

Hengyi Petrochemical Co. Ltd., Class A	57,330	62

Hesteel Co. Ltd., Class A	142,400	45

Hithink RoyalFlush Information Network Co. Ltd., Class A	9,300	101

Hongfa Technology Co. Ltd., Class A	11,180	55

Hopson Development Holdings Ltd.	166,520	174

Hoshine Silicon Industry Co. Ltd., Class A	5,300	82

Hua Hong Semiconductor Ltd.*	126,000	287

Huadian Power International Corp. Ltd., Class A	84,100	70

Huadong Medicine Co. Ltd., Class A	22,720	128

Huafon Chemical Co. Ltd., Class A	78,500	72

Huagong Tech Co. Ltd., Class A	18,100	47

Huaibei Mining Holdings Co. Ltd., Class A	38,100	90

Hualan Biological Engineering, Inc., Class A	29,570	76

Huaneng Power International, Inc., Class A*	98,100	104

Huaneng Power International, Inc., Class H*	872,501	379

Huatai Securities Co. Ltd., Class A	72,800	124

Huatai Securities Co. Ltd., Class H	372,800	409

Huaxi Securities Co. Ltd., Class A	7,200	7

Huaxia Bank Co. Ltd., Class A	156,390	111

Huaxin Cement Co. Ltd., Class A	10,700	25

Huayu Automotive Systems Co. Ltd., Class A	42,200	98

Hubei Xingfa Chemicals Group Co. Ltd., Class A	10,600	50

Huizhou Desay Sv Automotive Co. Ltd., Class A	7,900	153

Humanwell Healthcare Group Co. Ltd., Class A	13,900	34

Hunan Valin Steel Co. Ltd., Class A	105,500	61

Hundsun Technologies, Inc., Class A	23,646	113

HUTCHMED China Ltd. ADR*	17,751	157

Hygeia Healthcare Holdings Co. Ltd.*	74,800	420

Iflytek Co. Ltd., Class A	25,800	119

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	57	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 92.0% (1) continued

China – 29.6% continued

Imeik Technology Development Co. Ltd., Class A	2,400	$166

Industrial & Commercial Bank of China Ltd., Class A	671,400	411

Industrial & Commercial Bank of China Ltd., Class H	12,263,023	5,721

Industrial Bank Co. Ltd., Class A	269,100	629

Industrial Securities Co. Ltd., Class A*	126,400	97

Ingenic Semiconductor Co. Ltd., Class A	4,200	44

Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	580,400	150

Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	29,200	54

Inner Mongolia ERDOS Resources Co. Ltd., Class A	18,200	39

Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	72,700	40

Inner Mongolia Yili Industrial Group Co. Ltd., Class A	82,500	383

Inner Mongolia Yitai Coal Co. Ltd., Class B	232,300	350

Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	53,900	56

Innovent Biologics, Inc.*	216,000	673

Inspur Electronic Information Industry Co. Ltd., Class A	23,456	65

Intco Medical Technology Co. Ltd., Class A	10,620	30

iQIYI, Inc. ADR*	71,807	195

JA Solar Technology Co. Ltd., Class A	29,940	271

Jafron Biomedical Co. Ltd., Class A	13,500	92

Jason Furniture Hangzhou Co. Ltd., Class A	8,450	47

JCET Group Co. Ltd., Class A	16,900	51

JD Health International, Inc.*	241,100	1,374

JD.com, Inc., Class A	464,016	11,717

Jiangsu Eastern Shenghong Co. Ltd., Class A	54,800	134

Jiangsu Expressway Co. Ltd., Class H	260,000	195

Jiangsu Hengli Hydraulic Co. Ltd., Class A	16,468	105

Jiangsu Hengrui Medicine Co. Ltd., Class A	81,185	401

Jiangsu King’s Luck Brewery JSC Ltd., Class A	17,800	115

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 92.0% (1) continued

China – 29.6% continued

Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	19,600	$437

Jiangsu Yangnong Chemical Co. Ltd., Class A	5,300	75

Jiangsu Yoke Technology Co. Ltd., Class A	7,700	67

Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	8,300	34

Jiangsu Zhongtian Technology Co. Ltd., Class A	40,200	127

Jiangxi Copper Co. Ltd., Class A	33,099	71

Jiangxi Copper Co. Ltd., Class H	225,000	259

Jiangxi Special Electric Motor Co. Ltd., Class A*	26,300	72

Jiangxi Zhengbang Technology Co. Ltd., Class A*	50,479	32

Jinke Properties Group Co. Ltd., Class A*	89,000	26

Jinxin Fertility Group Ltd.	309,000	150

JiuGui Liquor Co. Ltd., Class A	3,200	57

Jiumaojiu International Holdings Ltd.	158,000	258

Jizhong Energy Resources Co. Ltd., Class A	54,400	55

Joincare Pharmaceutical Group Industry Co. Ltd., Class A	34,700	51

Joinn Laboratories China Co. Ltd., Class A	5,108	41

Jointown Pharmaceutical Group Co. Ltd., Class A	23,300	38

Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A	8,400	38

JOYY, Inc. ADR	9,897	257

Juewei Food Co. Ltd., Class A	6,300	44

Kangmei Pharmaceutical Co. Ltd.(2) *	5,336	—

Kanzhun Ltd. ADR*	38,507	650

KE Holdings, Inc. ADR*	144,060	2,524

Keda Industrial Group Co. Ltd.	29,800	70

Kingboard Holdings Ltd.	146,500	412

Kingdee International Software Group Co. Ltd.*	552,000	714

Kingfa Sci & Tech Co. Ltd., Class A	43,600	58

Kingsoft Corp. Ltd.	211,303	559

Kuaishou Technology*	376,700	2,427

Kuang-Chi Technologies Co. Ltd., Class A*	35,800	75

See Notes to the Financial Statements.

EQUITY FUNDS	58	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 92.0% (1) continued

China – 29.6% continued

Kunlun Energy Co. Ltd.	817,230	$590

Kunlun Tech Co. Ltd., Class A	19,700	34

Kweichow Moutai Co. Ltd., Class A	16,295	4,286

LB Group Co. Ltd., Class A	29,400	65

Lenovo Group Ltd.	1,554,000	1,068

Lens Technology Co. Ltd., Class A	60,300	78

Lepu Medical Technology Beijing Co. Ltd., Class A	17,300	52

Li Auto,Inc.ADR*	117,816	2,711

Li Ning Co. Ltd.	509,000	3,868

Liaoning Port Co. Ltd., Class A	253,500	57

Lingyi iTech Guangdong Co., Class A*	118,000	74

Livzon Pharmaceutical Group, Inc., Class A	10,600	45

Longfor Group Holdings Ltd.	392,731	1,113

LONGi Green Energy Technology Co. Ltd., Class A	100,070	672

Lufax Holding Ltd. ADR	151,179	384

Luoyang Xinqianglian Slewing Bearing Co. Ltd., Class A	4,080	50

Luxi Chemical Group Co. Ltd., Class A	17,200	31

Luxshare Precision Industry Co. Ltd., Class A	92,205	383

Luzhou Laojiao Co. Ltd., Class A	19,300	625

Maanshan Iron & Steel Co. Ltd., Class A	92,100	35

Mango Excellent Media Co. Ltd., Class A	22,070	77

Maxscend Microelectronics Co. Ltd., Class A	6,880	85

Meinian Onehealth Healthcare Holdings Co. Ltd., Class A*	21,176	13

Meituan, Class B*	947,200	19,852

Metallurgical Corp. of China Ltd., Class A	281,200	118

Microport Scientific Corp.*	138,000	234

Ming Yang Smart Energy Group Ltd., Class A	22,300	76

Ming Yuan Cloud Group Holdings Ltd.	107,000	63

Minth Group Ltd.	168,000	367

MMG Ltd.*	588,000	140

Montage Technology Co. Ltd., Class A	13,959	103

Muyuan Foods Co. Ltd., Class A	69,978	538

Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	27,175	64

Nanjing Securities Co. Ltd., Class A	54,800	59

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 92.0% (1) continued

China – 29.6% continued

NARI Technology Co. Ltd., Class A	86,322	$301

National Silicon Industry Group Co. Ltd., Class A*	33,524	84

NAURA Technology Group Co. Ltd., Class A	6,400	250

NavInfo Co. Ltd., Class A	33,500	55

NetEase, Inc.	446,375	6,779

New China Life Insurance Co. Ltd., Class A	21,600	82

New China Life Insurance Co. Ltd., Class H	191,352	364

New Hope Liuhe Co. Ltd., Class A*	33,700	66

New Oriental Education & Technology Group, Inc.*	321,120	785

Ninestar Corp., Class A	20,400	124

Ningbo Deye Technology Co. Ltd., Class A	2,300	136

Ningbo Joyson Electronic Corp., Class A*	10,600	20

Ningbo Orient Wires & Cables Co. Ltd., Class A	6,900	68

Ningbo Ronbay New Energy Technology Co. Ltd., Class A	7,198	86

Ningbo Shanshan Co. Ltd., Class A	25,600	75

Ningbo Tuopu Group Co. Ltd., Class A	13,100	136

Ningxia Baofeng Energy Group Co. Ltd., Class A	85,100	159

NIO, Inc. ADR*	294,757	4,648

Nongfu Spring Co. Ltd., Class H	377,400	2,170

North Industries Group Red Arrow Co. Ltd., Class A	21,100	66

Northeast Securities Co. Ltd., Class A	40,300	37

Offshore Oil Engineering Co. Ltd., Class A	50,500	32

OFILM Group Co. Ltd., Class A*	45,000	33

Oppein Home Group, Inc., Class A	6,220	100

Orient Securities Co. Ltd., Class A	102,839	111

Ovctek China, Inc., Class A	8,900	52

Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A*	82,300	54

People’s Insurance Co. Group of China (The) Ltd., Class A	60,900	43

People’s Insurance Co. Group of China (The) Ltd., Class H	1,779,535	515

Perfect World Co. Ltd., Class A	15,050	26

PetroChina Co. Ltd., Class A	314,400	227

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	59	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 92.0% (1) continued

China – 29.6% continued

PetroChina Co. Ltd., Class H	4,485,438	$1,845

Pharmaron Beijing Co. Ltd., Class A	12,750	97

Pharmaron Beijing Co. Ltd., Class H	44,350	215

PICC Property & Casualty Co. Ltd., Class H	1,499,359	1,551

Pinduoduo, Inc. ADR*	108,761	6,806

Ping An Bank Co. Ltd., Class A	254,400	423

Ping An Healthcare and Technology Co. Ltd.*	108,900	205

Ping An Insurance Group Co. of China Ltd., Class A	140,835	823

Ping An Insurance Group Co. of China Ltd., Class H	1,361,906	6,772

Pingdingshan Tianan Coal Mining Co. Ltd., Class A	34,900	67

Poly Developments and Holdings Group Co. Ltd., Class A	154,500	392

Pop Mart International Group Ltd.	121,000	222

Postal Savings Bank of China Co. Ltd., Class A	329,200	206

Postal Savings Bank of China Co. Ltd., Class H	1,719,000	1,006

Power Construction Corp. of China Ltd., Class A	200,700	197

Proya Cosmetics Co. Ltd., Class A	1,700	39

Pylon Technologies Co. Ltd., Class A	2,023	114

Qingdao Rural Commercial Bank Corp., Class A	80,300	33

Qinghai Salt Lake Industry Co. Ltd., Class A*	69,700	233

Raytron Technology Co. Ltd., Class A	7,223	39

Riyue Heavy Industry Co. Ltd., Class A	15,700	47

RLX Technology, Inc. ADR*	111,696	117

Rongsheng Petrochemical Co. Ltd., Class A	127,900	249

SAIC Motor Corp. Ltd., Class A	105,093	211

Sailun Group Co. Ltd., Class A	48,300	69

Sangfor Technologies, Inc., Class A	4,400	62

Sany Heavy Equipment International Holdings Co. Ltd.	256,000	248

Sany Heavy Industry Co. Ltd., Class A	107,000	209

Satellite Chemical Co. Ltd., Class A	31,258	94

SDIC Power Holdings Co. Ltd., Class A	114,300	173

Sealand Securities Co. Ltd., Class A	95,440	43

Seazen Group Ltd.*	347,714	81

Seazen Holdings Co. Ltd., Class A*	25,694	63

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 92.0% (1) continued

China – 29.6% continued

SF Holding Co. Ltd., Class A	64,000	$426

SG Micro Corp., Class A	4,500	90

Shaanxi Coal Industry Co. Ltd., Class A	125,800	403

Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	21,700	56

Shandong Buchang Pharmaceuticals Co. Ltd., Class A	6,956	17

Shandong Gold Mining Co. Ltd., Class A	45,337	110

Shandong Gold Mining Co. Ltd., Class H	162,250	257

Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	27,340	112

Shandong Linglong Tyre Co. Ltd., Class A	17,500	45

Shandong Nanshan Aluminum Co. Ltd., Class A	188,800	80

Shandong Sun Paper Industry JSC Ltd., Class A	32,500	52

Shandong Weigao Group Medical Polymer Co. Ltd., Class H	519,716	697

Shanghai Bairun Investment Holding Group Co. Ltd., Class A	8,240	31

Shanghai Baosight Software Co. Ltd., Class A	17,000	88

Shanghai Baosight Software Co. Ltd., Class B	110,770	322

Shanghai Construction Group Co. Ltd., Class A	87,900	31

Shanghai Electric Group Co. Ltd., Class A*	161,200	88

Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	25,300	105

Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	113,500	274

Shanghai Friendess Electronic Technology Corp. Ltd., Class A	2,567	68

Shanghai Industrial Urban Development Group Ltd.(3)	1	—

Shanghai International Airport Co. Ltd., Class A*	11,200	91

Shanghai International Port Group Co. Ltd., Class A	109,600	86

Shanghai Jinjiang International Hotels Co. Ltd., Class A	13,800	112

Shanghai Junshi Biosciences Co. Ltd., Class A*	9,421	67

See Notes to the Financial Statements.

EQUITY FUNDS	60	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 92.0% (1) continued

China – 29.6% continued

Shanghai Lingang Holdings Corp. Ltd., Class A	8,880	$15

Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	220,601	173

Shanghai M&G Stationery, Inc., Class A	10,400	66

Shanghai Medicilon, Inc., Class A	1,218	38

Shanghai Pharmaceuticals Holding Co. Ltd., Class A	47,600	111

Shanghai Pharmaceuticals Holding Co. Ltd., Class H	139,047	191

Shanghai Pudong Development Bank Co. Ltd., Class A	378,492	375

Shanghai Putailai New Energy Technology Co. Ltd., Class A	17,760	140

Shanghai RAAS Blood Products Co. Ltd., Class A	94,600	71

Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	54,500	51

Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	23,500	34

Shanxi Coking Coal Energy Group Co. Ltd., Class A	44,120	93

Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	36,200	86

Shanxi Meijin Energy Co. Ltd., Class A	56,000	76

Shanxi Securities Co. Ltd., Class A	6,630	5

Shanxi Taigang Stainless Steel Co. Ltd., Class A	87,300	55

Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	15,360	658

Shenghe Resources Holding Co. Ltd., Class A	26,000	55

Shengyi Technology Co. Ltd., Class A	26,300	48

Shennan Circuits Co. Ltd., Class A	8,380	89

Shenwan Hongyuan Group Co. Ltd., Class A	302,200	164

Shenzhen Capchem Technology Co. Ltd., Class A	6,060	36

Shenzhen Dynanonic Co. Ltd., Class A	2,400	95

Shenzhen Energy Group Co. Ltd., Class A	58,255	46

Shenzhen Inovance Technology Co. Ltd., Class A	33,700	272

Shenzhen International Holdings Ltd.	236,274	180

Shenzhen Kangtai Biological Products Co. Ltd., Class A	11,360	49

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 92.0% (1) continued

China – 29.6% continued

Shenzhen Kedali Industry Co. Ltd., Class A	3,500	$47

Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	16,100	680

Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	9,800	52

Shenzhen Overseas Chinese Town Co. Ltd., Class A	112,400	76

Shenzhen S.C. New Energy Technology Corp., Class A	5,300	85

Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	18,000	62

Shenzhen Senior Technology Material Co. Ltd., Class A	17,231	48

Shenzhen Sunlord Electronics Co. Ltd., Class A	13,800	38

Shenzhen Transsion Holdings Co. Ltd., Class A	10,391	85

Shenzhou International Group Holdings Ltd.	178,500	1,369

Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	14,340	44

Shimao Group Holdings Ltd.(2)	354,903	110

Sichuan Chuantou Energy Co. Ltd., Class A	16,800	28

Sichuan Hebang Biotechnology Co. Ltd., Class A	135,700	62

Sichuan Kelun Pharmaceutical Co. Ltd., Class A	13,800	43

Sichuan New Energy Power Co. Ltd.*	18,700	49

Sichuan Road and Bridge Group Co. Ltd., Class A	73,500	106

Sichuan Swellfun Co. Ltd., Class A	4,700	41

Sichuan Yahua Industrial Group Co. Ltd., Class A	17,300	62

Sieyuan Electric Co. Ltd., Class A	11,000	59

Silergy Corp.	68,000	891

Sinolink Securities Co. Ltd., Class A	15,400	17

Sinoma Science & Technology Co. Ltd., Class A	26,300	74

Sinomine Resource Group Co. Ltd., Class A	7,000	91

Sinopec Shanghai Petrochemical Co. Ltd., Class A	115,300	49

Sinopharm Group Co. Ltd., Class H	290,314	580

Sinotrans Ltd., Class A	75,400	38

Sinotruk Hong Kong Ltd.	123,000	103

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	61	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 92.0% (1) continued

China – 29.6% continued

Skshu Paint Co. Ltd., Class A*	3,400	$42

Smoore International Holdings Ltd.	372,000	443

Songcheng Performance Development Co. Ltd., Class A	43,200	73

SooChow Securities Co. Ltd., Class A	45,943	40

Southwest Securities Co. Ltd., Class A	103,600	54

StarPower Semiconductor Ltd., Class A	1,900	86

Sunac China Holdings Ltd.(2) *	889,000	285

Sungrow Power Supply Co. Ltd., Class A	19,500	301

Sunny Optical Technology Group Co. Ltd.	151,425	1,423

Sunwoda Electronic Co. Ltd., Class A	17,800	58

Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	8,200	27

Suzhou Maxwell Technologies Co. Ltd., Class A	2,280	156

Suzhou TA&A Ultra Clean Technology Co. Ltd., Class A	5,400	50

TAL Education Group ADR*	95,832	473

Tangshan Jidong Cement Co. Ltd., Class A	41,000	48

TBEA Co. Ltd., Class A	53,100	162

TCL Technology Group Corp., Class A	185,000	95

TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	42,200	266

Tencent Holdings Ltd.	1,343,589	45,376

Tencent Music Entertainment Group ADR*	156,343	635

Thunder Software Technology Co. Ltd., Class A	6,900	103

Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	12,200	61

Tianma Microelectronics Co. Ltd., Class A	25,400	30

Tianqi Lithium Corp., Class A*	18,800	264

Tianshan Aluminum Group Co. Ltd., Class A	36,700	37

Tianshui Huatian Technology Co. Ltd., Class A	27,200	31

Tibet Summit Resources Co. Ltd., Class A*	13,100	41

Tingyi Cayman Islands Holding Corp.	428,435	733

Titan Wind Energy Suzhou Co. Ltd., Class A	26,600	47

Toly Bread Co. Ltd., Class A	18,032	34

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 92.0% (1) continued

China – 29.6% continued

Tongcheng Travel Holdings Ltd.*	267,200	$522

TongFu Microelectronics Co. Ltd., Class A*	22,400	47

Tongkun Group Co. Ltd., Class A	24,900	47

Tongling Nonferrous Metals Group Co. Ltd., Class A	159,700	59

Tongwei Co. Ltd., Class A	59,500	394

Topchoice Medical Corp., Class A*	4,700	84

Topsports International Holdings Ltd.	399,000	280

Transfar Zhilian Co. Ltd., Class A	11,200	8

TravelSky Technology Ltd., Class H	203,000	310

Trina Solar Co. Ltd., Class A	28,251	255

Trip.com Group Ltd. ADR*	117,805	3,217

Tsingtao Brewery Co. Ltd., Class A	8,300	124

Tsingtao Brewery Co. Ltd., Class H	135,767	1,284

Unigroup Guoxin Microelectronics Co. Ltd., Class A	10,479	213

Uni-President China Holdings Ltd.	280,000	235

Unisplendour Corp. Ltd., Class A	32,948	74

Vipshop Holdings Ltd. ADR*	95,849	806

Walvax Biotechnology Co. Ltd., Class A	20,500	107

Wanhua Chemical Group Co. Ltd., Class A	41,000	531

Want Want China Holdings Ltd.	999,870	653

Weibo Corp. ADR*	14,790	253

Weichai Power Co. Ltd., Class A	65,700	89

Weichai Power Co. Ltd., Class H	450,812	427

Weihai Guangwei Composites Co. Ltd., Class A	7,900	92

Wens Foodstuffs Group Co. Ltd., Class A*	82,200	237

Western Mining Co. Ltd., Class A	37,500	49

Western Securities Co. Ltd., Class A	61,100	50

Western Superconducting Technologies Co. Ltd., Class A	6,181	93

Westone Information Industry, Inc., Class A	12,900	50

Wharf Holdings (The) Ltd.	259,000	827

Will Semiconductor Co. Ltd. Shanghai, Class A	16,335	183

Wingtech Technology Co. Ltd., Class A	14,600	98

Winning Health Technology Group Co. Ltd., Class A	12,330	12

Wuchan Zhongda Group Co. Ltd., Class A	54,900	32

Wuhan Guide Infrared Co. Ltd., Class A	32,943	54

See Notes to the Financial Statements.

EQUITY FUNDS	62	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 92.0% (1) continued

China – 29.6% continued

Wuliangye Yibin Co. Ltd., Class A	49,600	$1,178

WUS Printed Circuit Kunshan Co. Ltd., Class A	28,980	41

WuXi AppTec Co. Ltd., Class A	33,092	331

WuXi AppTec Co. Ltd., Class H	74,911	597

Wuxi Biologics Cayman, Inc.*	772,000	4,625

Wuxi Shangji Automation Co. Ltd., Class A	4,820	92

XCMG Construction Machinery Co. Ltd., Class A	70,000	44

Xiamen C & D, Inc., Class A	26,300	51

Xiamen Faratronic Co. Ltd., Class A	3,200	72

Xiamen Intretech, Inc., Class A	13,260	35

Xiamen Tungsten Co. Ltd., Class A	21,200	67

Xiaomi Corp., Class B*	3,305,200	3,713

Xinjiang Goldwind Science & Technology Co. Ltd., Class A	42,100	67

Xinjiang Goldwind Science & Technology Co. Ltd., Class H	171,236	197

Xinjiang Zhongtai Chemical Co. Ltd., Class A	38,600	36

Xinyi Solar Holdings Ltd.	1,052,318	1,094

XPeng, Inc. ADR*	91,179	1,090

Xtep International Holdings Ltd.	289,500	307

Yadea Group Holdings Ltd.	268,000	428

Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	7,600	53

Yankuang Energy Group Co. Ltd., Class A	32,300	228

Yankuang Energy Group Co. Ltd., Class H	333,138	1,210

Yantai Jereh Oilfield Services Group Co. Ltd., Class A	2,700	12

Yealink Network Technology Corp. Ltd., Class A	14,400	128

Yifeng Pharmacy Chain Co. Ltd., Class A	7,756	54

Yihai International Holding Ltd.*	102,000	215

Yihai Kerry Arawana Holdings Co. Ltd., Class A	21,600	131

Yintai Gold Co. Ltd., Class A	20,100	36

YongXing Special Materials Technology Co. Ltd., Class A	4,400	77

Yonyou Network Technology Co. Ltd., Class A	42,835	106

Youngor Group Co. Ltd., Class A	48,800	43

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 92.0% (1) continued

China – 29.6% continued

Youngy Co. Ltd., Class A*	3,700	$58

YTO Express Group Co. Ltd., Class A	41,800	122

Yuan Longping High-tech Agriculture Co. Ltd., Class A*	5,900	11

Yuexiu Property Co. Ltd.	305,600	367

Yum China Holdings, Inc.	91,036	4,309

Yunda Holding Co. Ltd., Class A	41,450	91

Yunnan Aluminium Co. Ltd., Class A	53,200	69

Yunnan Baiyao Group Co. Ltd., Class A	21,700	160

Yunnan Botanee Bio-Technology Group Co. Ltd., Class A	2,700	65

Yunnan Energy New Material Co. Ltd., Class A	11,400	280

Yunnan Tin Co. Ltd., Class A	15,600	27

Yunnan Yuntianhua Co. Ltd., Class A*	20,000	67

Zai Lab Ltd. ADR*	18,652	638

Zangge Mining Co. Ltd., Class A	18,500	74

Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	7,993	300

Zhaojin Mining Industry Co. Ltd., Class H*	229,000	156

Zhefu Holding Group Co. Ltd., Class A	87,100	48

Zhejiang Century Huatong Group Co. Ltd., Class A*	132,760	70

Zhejiang China Commodities City Group Co. Ltd., Class A	30,100	19

Zhejiang Chint Electrics Co. Ltd., Class A	28,994	109

Zhejiang Dahua Technology Co. Ltd., Class A	48,500	88

Zhejiang Dingli Machinery Co. Ltd., Class A	8,340	43

Zhejiang Expressway Co. Ltd., Class H	331,294	225

Zhejiang HangKe Technology, Inc. Co., Class A	6,423	45

Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	23,210	63

Zhejiang Huayou Cobalt Co. Ltd., Class A	20,515	186

Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	17,200	163

Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	7,700	42

Zhejiang Juhua Co. Ltd., Class A	32,100	63

Zhejiang NHU Co. Ltd., Class A	42,448	133

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	63	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 92.0% (1) continued

China – 29.6% continued

Zhejiang Orient Gene Biotech Co. Ltd., Class A	2,786	$30

Zhejiang Semir Garment Co. Ltd., Class A	38,700	26

Zhejiang Supor Co. Ltd., Class A	4,700	31

Zhejiang Weiming Environment Protection Co. Ltd., Class A	19,250	63

Zhejiang Weixing New Building Materials Co. Ltd., Class A	27,000	78

Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	3,900	27

Zhejiang Yongtai Technology Co. Ltd., Class A	13,500	44

Zheshang Securities Co. Ltd., Class A	41,500	55

ZhongAn Online P&C Insurance Co. Ltd., Class H*	155,900	348

Zhongji Innolight Co. Ltd., Class A	12,900	47

Zhongsheng Group Holdings Ltd.	132,500	521

Zhongtai Securities Co. Ltd., Class A	59,500	55

Zhuzhou CRRC Times Electric Co. Ltd.	118,074	495

Zhuzhou CRRC Times Electric Co. Ltd., Class A	9,219	70

Zhuzhou Hongda Electronics Corp. Ltd., Class A	5,400	34

Zhuzhou Kibing Group Co. Ltd., Class A	24,300	33

Zibo Qixiang Tengda Chemical Co. Ltd., Class A*	40,400	39

Zijin Mining Group Co. Ltd., Class A	291,600	320

Zijin Mining Group Co. Ltd., Class H	1,188,162	1,145

Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	111,600	87

Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	218,400	76

ZTE Corp., Class A	61,800	186

ZTE Corp., Class H	136,317	242

ZTO Express Cayman, Inc. ADR	91,954	2,210

		385,028

Colombia – 0.1%

Bancolombia S.A.	55,877	377

Ecopetrol S.A.	1,085,960	488

Interconexion Electrica S.A. ESP	94,914	340

		1,205

Czech Republic – 0.1%

CEZ A.S.	34,839	1,194

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 92.0% (1) continued

Czech Republic – 0.1% continued

Komercni Banka A.S.	16,822	$421

Moneta Money Bank A.S.	65,238	184

		1,799

Egypt – 0.1%

Commercial International Bank Egypt S.A.E.	534,842	688

Eastern Co. S.A.E.	208,647	110

Egyptian Financial Group-Hermes Holding Co.*	171,045	101

		899

Greece – 0.3%

Alpha Services and Holdings S.A.*	493,362	384

Eurobank Ergasias Services and Holdings S.A.*	574,696	475

FF Group(2) *	18,664	—

Hellenic Telecommunications Organization S.A.	45,045	654

JUMBO S.A.	25,327	338

Mytilineos S.A.	24,053	327

National Bank of Greece S.A.*	120,684	356

OPAP S.A.	41,473	498

Public Power Corp. S.A.*	38,907	198

		3,230

Hong Kong – 0.2%

Alibaba Pictures Group Ltd.*	2,370,000	121

Kingboard Laminates Holdings Ltd.	194,500	174

Nine Dragons Paper Holdings Ltd.	355,923	221

Orient Overseas International Ltd.	27,500	479

Sino Biopharmaceutical Ltd.	2,207,750	1,027

Vinda International Holdings Ltd.	85,000	200

		2,222

Hungary – 0.2%

MOL Hungarian Oil & Gas PLC	85,949	479

OTP Bank Nyrt.	47,784	872

Richter Gedeon Nyrt.	28,950	496

		1,847

India – 14.4%

ACC Ltd.	16,005	472

Adani Enterprises Ltd.	61,365	2,591

Adani Green Energy Ltd.*	67,899	1,878

Adani Ports & Special Economic Zone Ltd.	114,222	1,143

Adani Power Ltd.*	163,983	744

See Notes to the Financial Statements.

EQUITY FUNDS	64	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 92.0% (1) continued

India – 14.4% continued

Adani Total Gas Ltd.	59,173	$2,405

Adani Transmission Ltd.*	60,002	2,402

Ambuja Cements Ltd.	127,284	801

Apollo Hospitals Enterprise Ltd.	21,755	1,165

Asian Paints Ltd.	82,441	3,381

AU Small Finance Bank Ltd.(4)	33,510	252

Aurobindo Pharma Ltd.	58,130	363

Avenue Supermarts Ltd.*	34,650	1,861

Axis Bank Ltd.	488,443	4,356

Bajaj Auto Ltd.	14,741	637

Bajaj Finance Ltd.	58,573	5,227

Bajaj Finserv Ltd.	89,703	1,836

Balkrishna Industries Ltd.	17,054	392

Bandhan Bank Ltd.*	132,767	431

Berger Paints India Ltd.	52,897	400

Bharat Electronics Ltd.	783,346	967

Bharat Forge Ltd.	56,546	481

Bharat Petroleum Corp. Ltd.	183,635	684

Bharti Airtel Ltd.	472,296	4,613

Biocon Ltd.	89,057	318

Britannia Industries Ltd.	23,333	1,097

Cholamandalam Investment and Finance Co. Ltd.	86,909	775

Cipla Ltd.	104,953	1,433

Coal India Ltd.	329,416	852

Colgate-Palmolive India Ltd.	25,861	516

Container Corp. of India Ltd.	57,147	498

Dabur India Ltd.	132,466	928

Divi’s Laboratories Ltd.	28,572	1,292

DLF Ltd.	127,310	553

Dr. Reddy’s Laboratories Ltd.	25,194	1,335

Eicher Motors Ltd.	29,511	1,322

GAIL India Ltd.	483,696	515

Godrej Consumer Products Ltd.*	88,050	979

Godrej Properties Ltd.*	27,326	397

Grasim Industries Ltd.	56,684	1,154

Havells India Ltd.	53,424	884

HCL Technologies Ltd.	233,023	2,635

HDFC Life Insurance Co. Ltd.	205,819	1,339

Hero MotoCorp Ltd.	23,371	727

Hindalco Industries Ltd.	290,638	1,376

Hindustan Petroleum Corp. Ltd.	141,513	373

Hindustan Unilever Ltd.	176,851	5,825

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 92.0% (1) continued

India – 14.4% continued

Housing Development Finance Corp. Ltd.	370,434	$10,315

ICICI Bank Ltd.	1,106,215	11,588

ICICI Lombard General Insurance Co. Ltd.	50,752	714

ICICI Prudential Life Insurance Co. Ltd.	75,028	480

Indian Oil Corp. Ltd.	589,429	484

Indian Railway Catering & Tourism Corp. Ltd.	52,831	453

Indraprastha Gas Ltd.	69,187	336

Indus Towers Ltd.	143,923	349

Info Edge India Ltd.	15,527	728

Infosys Ltd.	723,378	12,396

InterGlobe Aviation Ltd.*	21,229	480

ITC Ltd.	636,536	2,585

Jindal Steel & Power Ltd.	89,778	469

JSW Steel Ltd.	155,198	1,195

Jubilant Foodworks Ltd.	82,754	626

Kotak Mahindra Bank Ltd.	119,399	2,643

Larsen & Toubro Infotech Ltd.	11,641	626

Larsen & Toubro Ltd.	147,699	3,328

Lupin Ltd.	42,681	356

Mahindra & Mahindra Ltd.	187,143	2,891

Marico Ltd.	110,622	730

Maruti Suzuki India Ltd.	25,968	2,813

Mindtree Ltd.	12,438	475

Mphasis Ltd.	17,391	441

MRF Ltd.	424	424

Muthoot Finance Ltd.	25,679	327

Nestle India Ltd.	7,185	1,689

NTPC Ltd.	828,512	1,616

Oil & Natural Gas Corp. Ltd.	538,001	831

Page Industries Ltd.	1,361	846

Petronet LNG Ltd.	166,213	406

PI Industries Ltd.	16,648	609

Pidilite Industries Ltd.	32,742	1,074

Piramal Pharma Ltd.*	117,812	316

Power Grid Corp. of India Ltd.	685,179	1,773

Reliance Industries Ltd.	654,288	18,924

Samvardhana Motherson International Ltd.	283,586	377

SBI Cards & Payment Services Ltd.	51,705	579

SBI Life Insurance Co. Ltd.	95,139	1,456

Shree Cement Ltd.	2,358	608

Shriram Transport Finance Co. Ltd.	39,535	581

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	65	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 92.0% (1) continued

India – 14.4% continued

Siemens Ltd.	15,779	$536

SRF Ltd.	31,738	967

State Bank of India	383,589	2,480

Sun Pharmaceutical Industries Ltd.	205,470	2,393

Tata Consultancy Services Ltd.	196,455	7,183

Tata Consumer Products Ltd.	119,149	1,174

Tata Elxsi Ltd.	7,283	759

Tata Motors Ltd.*	355,619	1,750

Tata Power (The) Co. Ltd.	306,638	814

Tata Steel Ltd.	1,570,581	1,895

Tech Mahindra Ltd.	125,234	1,530

Titan Co. Ltd.	76,158	2,420

Torrent Pharmaceuticals Ltd.	20,802	396

Trent Ltd.	39,644	691

UltraTech Cement Ltd.	21,536	1,653

United Spirits Ltd.*	60,994	627

UPL Ltd.	103,946	854

Vedanta Ltd.	153,751	504

Wipro Ltd.	292,641	1,401

Yes Bank Ltd.*	2,509,401	480

Zomato Ltd.*	520,385	393

		187,442

Indonesia – 2.1%

Adaro Energy Indonesia Tbk PT	3,048,220	788

Adaro Minerals Indonesia Tbk PT*	1,674,200	197

Aneka Tambang Tbk	1,813,000	228

Astra International Tbk PT	4,340,160	1,872

Bank Central Asia Tbk PT	11,957,960	6,675

Bank Jago Tbk PT*	847,500	365

Bank Mandiri Persero Tbk PT	4,022,610	2,467

Bank Negara Indonesia Persero Tbk PT	1,589,409	929

Bank Rakyat Indonesia Persero Tbk PT	14,693,265	4,322

Barito Pacific Tbk PT	6,117,900	319

Charoen Pokphand Indonesia Tbk PT	1,527,435	565

Gudang Garam Tbk PT	98,915	149

Indah Kiat Pulp & Paper Tbk PT	599,900	356

Indofood CBP Sukses Makmur Tbk PT	506,700	287

Indofood Sukses Makmur Tbk PT	960,771	379

Kalbe Farma Tbk PT	4,615,780	553

Merdeka Copper Gold Tbk PT*	2,639,963	676

Sarana Menara Nusantara Tbk PT	4,977,400	403

Semen Indonesia Persero Tbk PT	638,655	312

Sumber Alfaria Trijaya Tbk PT	3,670,100	574

Telkom Indonesia Persero Tbk PT	10,694,862	3,115

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 92.0% (1) continued

Indonesia – 2.1% continued

Tower Bersama Infrastructure Tbk PT	944,900	$175

Unilever Indonesia Tbk PT	1,580,040	500

United Tractors Tbk PT	368,271	791

Vale Indonesia Tbk PT*	514,800	214

		27,211

Kuwait – 0.8%

Agility Public Warehousing Co. K.S.C.	327,082	704

Boubyan Bank K.S.C.P.	279,400	692

Gulf Bank K.S.C.P.	356,305	344

Kuwait Finance House K.S.C.P.	1,096,188	2,972

Mabanee Co. KPSC	124,074	345

Mobile Telecommunications Co. K.S.C.P.	464,432	876

National Bank of Kuwait S.A.K.P.	1,539,791	4,854

		10,787

Luxembourg – 0.0%

Reinet Investments S.C.A.	30,312	445

Malaysia – 1.4%

AMMB Holdings Bhd.	402,137	337

Axiata Group Bhd.	586,203	330

CIMB Group Holdings Bhd.	1,480,342	1,632

Dialog Group Bhd.	733,644	313

DiGi.Com Bhd.	672,100	489

Genting Bhd.	465,800	447

Genting Malaysia Bhd.	639,000	383

HAP Seng Consolidated Bhd.	119,900	158

Hartalega Holdings Bhd.	336,400	120

Hong Leong Bank Bhd.	136,598	603

Hong Leong Financial Group Bhd.	53,028	211

IHH Healthcare Bhd.	385,800	489

Inari Amertron Bhd.	577,900	308

IOI Corp. Bhd.	551,940	446

Kuala Lumpur Kepong Bhd.	93,892	417

Malayan Banking Bhd.	1,028,976	1,900

Malaysia Airports Holdings Bhd.*	131,493	158

Maxis Bhd.	510,751	386

MISC Bhd.	283,760	412

MR DIY Group M Bhd.	496,300	210

Nestle Malaysia Bhd.	15,100	424

Petronas Chemicals Group Bhd.	507,300	915

Petronas Dagangan Bhd.	60,100	259

Petronas Gas Bhd.	171,400	609

PPB Group Bhd.	130,700	453

See Notes to the Financial Statements.

EQUITY FUNDS	66	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 92.0% (1) continued

Malaysia – 1.4% continued

Press Metal Aluminium Holdings Bhd.	814,200	$704

Public Bank Bhd.	3,139,005	2,854

QL Resources Bhd.	235,250	252

RHB Bank Bhd.	292,415	349

Sime Darby Bhd.	586,128	270

Sime Darby Plantation Bhd.	458,165	402

Telekom Malaysia Bhd.	238,786	281

Tenaga Nasional Bhd.	547,650	949

Top Glove Corp. Bhd.	1,078,700	144

		18,614

Mexico – 2.1%

Alfa S.A.B. de C.V., Class A	633,737	403

America Movil S.A.B. de C.V., Class L	6,019,049	4,958

Arca Continental S.A.B. de C.V.	91,841	661

Cemex S.A.B. de C.V., Class CPO*	3,230,652	1,117

Coca-Cola Femsa S.A.B. de C.V.	110,522	644

Fibra Uno Administracion S.A. de C.V.	658,201	677

Fomento Economico Mexicano S.A.B. de C.V., Class UBD	418,843	2,627

Gruma S.A.B. de C.V., Class B	44,700	426

Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	77,357	979

Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B	41,251	811

Grupo Bimbo S.A.B. de C.V., Class A	285,854	1,005

Grupo Carso S.A.B. de C.V., Class A1	97,406	359

Grupo Financiero Banorte S.A.B. de C.V., Class O	558,004	3,574

Grupo Financiero Inbursa S.A.B. de C.V., Class O*	456,233	724

Grupo Mexico S.A.B. de C.V., Class B	668,739	2,259

Grupo Televisa S.A.B., Class CPO	527,214	569

Industrias Penoles S.A.B. de C.V.	29,179	282

Kimberly-Clark de Mexico S.A.B. de C.V., Class A	334,227	444

Operadora De Sites Mexicanos S.A.B. de C.V., Class A	274,500	230

Orbia Advance Corp. S.A.B. de C.V.	214,680	361

Promotora y Operadora de Infraestructura S.A.B. de C.V.	49,395	336

Sitios Latinoamerica S.A.B. de C.V.*	300,952	137

Wal-Mart de Mexico S.A.B. de C.V.	1,127,327	3,959

		27,542

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 92.0% (1) continued

Peru – 0.2%

Cia de Minas Buenaventura S.A.A. ADR	47,323	$318

Credicorp Ltd.	15,335	1,883

Southern Copper Corp.	18,059	810

		3,011

Philippines – 0.7%

Aboitiz Equity Ventures, Inc.	368,169	337

ACEN Corp.	1,677,031	160

Ayala Corp.	53,497	560

Ayala Land, Inc.	1,532,960	594

Bank of the Philippine Islands	377,426	577

BDO Unibank, Inc.	420,089	800

Converge Information and Communications Technology Solutions, Inc.*	414,500	93

Globe Telecom, Inc.	5,280	182

GT Capital Holdings, Inc.	18,112	128

International Container Terminal Services, Inc.	224,140	599

JG Summit Holdings, Inc.	651,633	467

Jollibee Foods Corp.	96,523	377

Manila Electric Co.	49,050	220

Metro Pacific Investments Corp.	2,108,400	120

Metropolitan Bank & Trust Co.	386,749	321

Monde Nissin Corp.	1,379,900	286

PLDT, Inc.	18,905	486

SM Investments Corp.	52,082	642

SM Prime Holdings, Inc.	2,463,913	1,267

Universal Robina Corp.	191,540	372

		8,588

Poland – 0.5%

Allegro.eu S.A.*	81,095	347

Bank Polska Kasa Opieki S.A.	38,050	461

CD Projekt S.A.	13,790	276

Cyfrowy Polsat S.A.	50,654	162

Dino Polska S.A.*	10,397	630

KGHM Polska Miedz S.A.	30,777	538

LPP S.A.	245	382

mBank S.A.*	3,231	129

Orange Polska S.A.	147,201	153

PGE Polska Grupa Energetyczna S.A.*	198,295	249

Polski Koncern Naftowy ORLEN S.A.	90,374	971

Polskie Gornictwo Naftowe i Gazownictwo S.A.*	382,924	372

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	67	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 92.0% (1) continued

Poland – 0.5% continued

Powszechna Kasa Oszczednosci Bank Polski S.A.	183,225	$800

Powszechny Zaklad Ubezpieczen S.A.	129,138	598

Santander Bank Polska S.A.	7,946	312

		6,380

Qatar – 1.2%

Barwa Real Estate Co.	397,718	374

Commercial Bank PSQC (The)	703,625	1,357

Industries Qatar QSC	324,400	1,501

Masraf Al Rayan QSC	1,200,498	1,354

Mesaieed Petrochemical Holding Co.	958,284	615

Ooredoo QPSC	164,699	402

Qatar Electricity & Water Co. QSC	96,771	466

Qatar Fuel QSC	107,970	554

Qatar Gas Transport Co. Ltd.	553,314	623

Qatar International Islamic Bank QSC	164,639	491

Qatar Islamic Bank S.A.Q.	356,150	2,408

Qatar National Bank QPSC	990,342	5,404

		15,549

Romania – 0.0%

NEPI Rockcastle N.V.	96,119	430

Russia – 0.0%

Alrosa PJSC(2) (5)	695,290	—

Gazprom PJSC(2) *	3,218,050	—

Gazprom PJSC ADR(2) *	134	—

Inter RAO UES PJSC(2)	10,354,623	—

LUKOIL PJSC(2)	112,883	—

Magnit PJSC(2)	2,287	—

Magnit PJSC GDR (Registered)(2)	82,678	—

MMC Norilsk Nickel PJSC(2)	17,106	—

Mobile TeleSystems PJSC ADR(2)	121,420	—

Moscow Exchange MICEX-RTS PJSC(2) *	419,576	—

Novatek PJSC GDR (Registered)(2)	24,702	—

Novolipetsk Steel PJSC(2)	408,255	—

Ozon Holdings PLC ADR(2) *	13,658	—

PhosAgro PJSC(2) *	224	—

PhosAgro PJSC GDR (Registered)(2)	34,779	—

Polymetal International PLC(2)	97,434	—

Polyus PJSC(2)	9,359	—

Rosneft Oil Co. PJSC(2)	318,005	—

Sberbank of Russia PJSC(2) (5) *	2,882,082	—

Sberbank of Russia PJSC (NASDAQ Exchange)(5) *	56,000	—

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 92.0% (1) continued

Russia – 0.0% continued

Severstal PAO(2) (5)	55,330	$—

Severstal PAO GDR (Registered)(2) (5)	1,839	—

Surgutneftegas PJSC(2)	1,902,467	—

Surgutneftegas PJSC ADR(2) *	4,629	—

Tatneft PJSC(2)	386,254	—

TCS Group Holding PLC GDR (Registered)(2) *	32,689	—

United Co. RUSAL International PJSC(2) *	832,063	—

VK Co. Ltd. GDR(2) *	30,900	—

VTB Bank PJSC(2) (5) *	800,566,738	—

VTB Bank PJSC GDR(2) (4) (5) *	11,036	—

VTB Bank PJSC GDR (Registered)(2) (5) *	43,343	—

X5 Retail Group N.V. GDR (Registered)(2)	32,705	—

Yandex N.V., Class A(2) *	83,223	—

		—

Saudi Arabia – 4.5%

ACWA Power Co.	17,864	784

Advanced Petrochemical Co.	27,482	325

Al Rajhi Bank*	421,130	9,048

Alinma Bank	210,748	2,018

Almarai Co. JSC	53,387	753

Arab National Bank	128,836	1,053

Bank AlBilad*	106,109	1,333

Bank Al-Jazira	83,166	496

Banque Saudi Fransi	128,394	1,423

Bupa Arabia for Cooperative Insurance Co.	12,603	562

Dar Al Arkan Real Estate Development Co.*	108,192	457

Dr. Sulaiman Al Habib Medical Services Group Co.	18,832	1,040

Elm Co.	4,917	413

Emaar Economic City*	81,326	212

Etihad Etisalat Co.	82,653	779

Jarir Marketing Co.	12,248	543

Mobile Telecommunications Co. Saudi Arabia*	95,522	290

Mouwasat Medical Services Co.	10,872	572

National Industrialization Co.*	69,290	250

Rabigh Refining & Petrochemical Co.*	91,872	336

Riyad Bank	289,267	2,428

SABIC Agri-Nutrients Co.	46,638	1,956

Sahara International Petrochemical Co.	79,143	873

See Notes to the Financial Statements.

EQUITY FUNDS	68	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 92.0% (1) continued

Saudi Arabia – 4.5% continued

Saudi Arabian Mining Co.*	185,260	$3,422

Saudi Arabian Oil Co.	518,354	4,935

Saudi Basic Industries Corp.	192,303	4,536

Saudi British Bank (The)	198,569	2,058

Saudi Electricity Co.	180,599	1,169

Saudi Industrial Investment Group	78,957	480

Saudi Investment Bank (The)	108,924	494

Saudi Kayan Petrochemical Co.*	161,584	587

Saudi National Bank (The)	471,112	7,865

Saudi Research & Media Group*	7,976	402

Saudi Tadawul Group Holding Co.	7,982	427

Saudi Telecom Co.	321,248	3,355

Savola Group (The)	58,253	436

Yanbu National Petrochemical Co.	53,021	650

		58,760

Singapore – 0.0%

BOC Aviation Ltd.	45,400	320

South Africa – 3.1%

Absa Group Ltd.	180,863	1,754

African Rainbow Minerals Ltd.	23,730	319

Anglo American Platinum Ltd.	11,202	787

Aspen Pharmacare Holdings Ltd.	84,372	622

Bid Corp. Ltd.	72,232	1,106

Bidvest Group (The) Ltd.	63,927	694

Capitec Bank Holdings Ltd.	18,723	1,605

Clicks Group Ltd.	52,138	818

Discovery Ltd.*	104,844	605

Exxaro Resources Ltd.	53,637	598

FirstRand Ltd.	1,085,446	3,612

Foschini Group (The) Ltd.	73,105	472

Gold Fields Ltd.	193,511	1,564

Growthpoint Properties Ltd.	754,348	489

Harmony Gold Mining Co. Ltd.	116,509	273

Impala Platinum Holdings Ltd.	181,423	1,683

Kumba Iron Ore Ltd.	14,121	299

Mr Price Group Ltd.	56,621	537

MTN Group Ltd.	364,843	2,395

MultiChoice Group	81,018	516

Naspers Ltd., Class N	46,801	5,800

Nedbank Group Ltd.	99,198	1,087

Northam Platinum Holdings Ltd.*	70,109	605

Old Mutual Ltd.	1,039,435	560

Pepkor Holdings Ltd.	369,052	423

Remgro Ltd.	112,732	827

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 92.0% (1) continued

South Africa – 3.1% continued

Sanlam Ltd.	382,224	$1,082

Sasol Ltd.	121,493	1,911

Shoprite Holdings Ltd.	108,790	1,299

Sibanye Stillwater Ltd.	607,308	1,406

SPAR Group (The) Ltd.	41,865	330

Standard Bank Group Ltd.	287,493	2,268

Vodacom Group Ltd.	137,536	922

Woolworths Holdings Ltd.	213,017	717

		39,985

South Korea – 9.5%

Alteogen, Inc.*	6,007	188

Amorepacific Corp.	6,445	455

AMOREPACIFIC Group	5,591	104

BGF retail Co. Ltd.	1,588	183

Celltrion Healthcare Co. Ltd.	19,214	901

Celltrion Pharm, Inc.*	3,772	167

Celltrion, Inc.	21,195	2,574

Cheil Worldwide, Inc.	15,238	240

CJ CheilJedang Corp.	1,840	528

CJ Corp.	3,342	161

CJ ENM Co. Ltd.	1,861	98

CJ Logistics Corp.*	2,158	135

Coway Co. Ltd.	12,015	450

DB Insurance Co. Ltd.	9,375	359

Doosan Bobcat, Inc.	10,668	212

Doosan Enerbility Co. Ltd.*	87,927	874

Ecopro B.M. Co. Ltd.	10,176	620

E-MART, Inc.	4,529	265

F&F Co. Ltd./New	3,770	359

Green Cross Corp.	1,073	92

GS Engineering & Construction Corp.	13,323	208

GS Holdings Corp.	10,149	295

Hana Financial Group, Inc.	63,807	1,567

Hankook Tire & Technology Co. Ltd.	16,369	401

Hanmi Pharm Co. Ltd.	1,460	232

Hanon Systems	39,733	231

Hanwha Solutions Corp.*	24,483	804

HD Hyundai Co. Ltd.	9,962	374

HLB, Inc.*	20,109	597

HMM Co. Ltd.	57,249	732

Hotel Shilla Co. Ltd.	6,811	339

HYBE Co. Ltd.*	3,897	362

Hyundai Engineering & Construction Co. Ltd.	17,140	449

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	69	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 92.0% (1) continued

South Korea – 9.5% continued

Hyundai Glovis Co. Ltd.	3,878	$437

Hyundai Heavy Industries Co. Ltd.*	3,849	306

Hyundai Mobis Co. Ltd.	13,136	1,751

Hyundai Motor Co.	29,591	3,624

Hyundai Steel Co.	18,533	360

Iljin Materials Co. Ltd.	4,892	172

Industrial Bank of Korea	54,096	358

Kakao Corp.	66,814	2,630

Kakao Games Corp.*	8,204	241

KakaoBank Corp.*	26,057	361

Kangwon Land, Inc.*	21,350	349

KB Financial Group, Inc.	84,029	2,545

Kia Corp.	56,625	2,826

Korea Aerospace Industries Ltd.	16,073	544

Korea Electric Power Corp.*	57,177	799

Korea Investment Holdings Co. Ltd.	8,955	295

Korea Shipbuilding & Offshore Engineering Co. Ltd.*	9,338	472

Korea Zinc Co. Ltd.	1,897	783

Korean Air Lines Co. Ltd.*	38,566	591

Krafton, Inc.*	5,187	760

KT&G Corp.	23,616	1,429

Kumho Petrochemical Co. Ltd.	3,953	318

L&F Co. Ltd.*	4,917	600

LG Chem Ltd.	10,604	3,930

LG Corp.	20,235	1,045

LG Display Co. Ltd.	50,764	421

LG Electronics, Inc.	22,972	1,247

LG Energy Solution Ltd.*	5,045	1,491

LG H&H Co. Ltd.	2,056	902

LG Innotek Co. Ltd.	3,135	591

LG Uplus Corp.	43,008	322

Lotte Chemical Corp.	3,718	371

Lotte Shopping Co. Ltd.	2,720	163

Meritz Financial Group, Inc.	7,649	111

Meritz Fire & Marine Insurance Co. Ltd.	8,739	179

Meritz Securities Co. Ltd.	52,656	134

Mirae Asset Securities Co. Ltd.	59,864	249

NAVER Corp.	28,187	3,757

NCSoft Corp.	3,506	840

Netmarble Corp.	4,220	150

NH Investment & Securities Co. Ltd.	32,897	206

Orion Corp.	5,227	375

Pan Ocean Co. Ltd.	56,968	178

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 92.0% (1) continued

South Korea – 9.5% continued

Pearl Abyss Corp.*	6,307	$203

POSCO Chemical Co. Ltd.	5,693	596

POSCO Holdings, Inc.	16,778	2,470

S-1 Corp.	4,075	164

Samsung Biologics Co. Ltd.*	3,851	2,157

Samsung C&T Corp.	18,093	1,298

Samsung Electro-Mechanics Co. Ltd.	12,310	951

Samsung Electronics Co. Ltd.	1,026,942	37,733

Samsung Engineering Co. Ltd.*	34,661	546

Samsung Fire & Marine Insurance Co. Ltd.	6,568	842

Samsung Heavy Industries Co. Ltd.*	135,814	500

Samsung Life Insurance Co. Ltd.	16,951	735

Samsung SDI Co. Ltd.	11,830	4,463

Samsung SDS Co. Ltd.	7,285	581

Samsung Securities Co. Ltd.	13,549	289

SD Biosensor, Inc.	6,698	123

Seegene, Inc.	7,611	142

Shinhan Financial Group Co. Ltd.	98,265	2,286

SK Biopharmaceuticals Co. Ltd.*	6,726	267

SK Bioscience Co. Ltd.*	5,065	284

SK Chemicals Co. Ltd.	2,392	152

SK Hynix, Inc.	117,297	6,730

SK IE Technology Co. Ltd.*	5,368	196

SK Innovation Co. Ltd.*	12,020	1,204

SK Square Co. Ltd.*	21,672	541

SK, Inc.	7,981	1,063

SKC Co. Ltd.	4,534	262

S-Oil Corp.	9,428	533

Woori Financial Group, Inc.	116,123	863

Yuhan Corp.	10,955	413

		123,356

Taiwan – 12.8%

Accton Technology Corp.	107,000	907

Acer, Inc.	620,800	426

Advantech Co. Ltd.	89,793	820

ASE Technology Holding Co. Ltd.	707,928	1,765

Asia Cement Corp.	485,567	600

ASMedia Technology, Inc.	5,000	103

Asustek Computer, Inc.	152,546	1,119

AUO Corp.	1,745,215	808

Catcher Technology Co. Ltd.	140,111	757

Cathay Financial Holding Co. Ltd.	1,690,212	2,116

Chailease Holding Co. Ltd.	296,790	1,689

See Notes to the Financial Statements.

EQUITY FUNDS	70	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 92.0% (1) continued

Taiwan – 12.8% continued

Chang Hwa Commercial Bank Ltd.	1,016,621	$547

Cheng Shin Rubber Industry Co. Ltd.	366,184	410

China Airlines Ltd.	617,000	378

China Development Financial Holding Corp.	3,352,143	1,258

China Steel Corp.	2,541,156	2,136

Chunghwa Telecom Co. Ltd.	815,493	2,922

Compal Electronics, Inc.	892,759	608

CTBC Financial Holding Co. Ltd.	3,776,878	2,349

Delta Electronics, Inc.	419,343	3,332

E Ink Holdings, Inc.	185,000	1,222

E.Sun Financial Holding Co. Ltd.	2,761,089	2,232

Eclat Textile Co. Ltd.	42,182	516

eMemory Technology, Inc.	14,000	494

Eva Airways Corp.	526,000	462

Evergreen Marine Corp. Taiwan Ltd.	218,556	996

Far Eastern New Century Corp.	714,789	724

Far EasTone Telecommunications Co. Ltd.	355,345	809

Feng TAY Enterprise Co. Ltd.	89,928	444

First Financial Holding Co. Ltd.	2,275,286	1,857

Formosa Chemicals & Fibre Corp.	759,499	1,641

Formosa Petrochemical Corp.	237,487	616

Formosa Plastics Corp.	889,682	2,416

Fubon Financial Holding Co. Ltd.	1,601,224	2,503

Giant Manufacturing Co. Ltd.	65,483	420

Globalwafers Co. Ltd.	48,000	546

Hon Hai Precision Industry Co. Ltd.	2,680,942	8,559

Hotai Motor Co. Ltd.	63,900	1,145

Hua Nan Financial Holdings Co. Ltd.	1,922,210	1,341

Innolux Corp.	2,123,900	699

Inventec Corp.	568,314	408

Largan Precision Co. Ltd.	21,835	1,139

Lite-On Technology Corp.	428,964	856

MediaTek, Inc.	326,334	5,680

Mega Financial Holding Co. Ltd.	2,402,956	2,348

Micro-Star International Co. Ltd.	143,000	480

momo.com, Inc.	13,600	229

Nan Ya Plastics Corp.	1,017,951	2,139

Nan Ya Printed Circuit Board Corp.	44,000	258

Nanya Technology Corp.	270,071	412

Nien Made Enterprise Co. Ltd.	37,000	291

Novatek Microelectronics Corp.	122,850	838

Pegatron Corp.	429,594	787

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 92.0% (1) continued

Taiwan – 12.8% continued

Pou Chen Corp.	448,093	$400

Powerchip Semiconductor Manufacturing Corp.	653,000	579

President Chain Store Corp.	121,220	1,075

Quanta Computer, Inc.	572,576	1,380

Realtek Semiconductor Corp.	99,457	838

Ruentex Development Co. Ltd.	253,989	412

Shanghai Commercial & Savings Bank (The) Ltd.	771,359	1,191

Shin Kong Financial Holding Co. Ltd.	2,777,907	715

SinoPac Financial Holdings Co. Ltd.	2,285,789	1,239

Synnex Technology International Corp.	294,940	487

Taishin Financial Holding Co. Ltd.	2,320,864	997

Taiwan Cement Corp.	1,314,311	1,394

Taiwan Cooperative Financial Holding Co. Ltd.	2,141,500	1,763

Taiwan High Speed Rail Corp.	441,000	396

Taiwan Mobile Co. Ltd.	365,076	1,097

Taiwan Semiconductor Manufacturing Co. Ltd.	5,296,749	69,622

Unimicron Technology Corp.	270,000	1,003

Uni-President Enterprises Corp.	1,042,150	2,196

United Microelectronics Corp.*	2,553,043	2,867

Vanguard International Semiconductor Corp.	196,000	396

Voltronic Power Technology Corp.	14,000	613

Walsin Lihwa Corp.	569,986	720

Wan Hai Lines Ltd.	140,005	291

Win Semiconductors Corp.	75,000	293

Winbond Electronics Corp.	652,000	402

Wiwynn Corp.	18,000	450

WPG Holdings Ltd.	338,290	493

Ya Hsin Industrial Co. Ltd.(2) *	121,548	—

Yageo Corp.	92,377	774

Yang Ming Marine Transport Corp.	372,000	711

Yuanta Financial Holding Co. Ltd.	2,173,811	1,334

Zhen Ding Technology Holding Ltd.	141,850	469

		167,154

Tanzania, United Republic of – 0.1%

AngloGold Ashanti Ltd.	90,331	1,235

Thailand – 2.0%

Advanced Info Service PCL (Registered)	194,000	1,003

Advanced Info Service PCL NVDR	62,299	321

Airports of Thailand PCL NVDR*	936,200	1,798

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	71	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 92.0% (1) continued

Thailand – 2.0% continued

Asset World Corp. PCL NVDR	1,691,900	$259

B Grimm Power PCL NVDR (Registered)	184,200	164

Bangkok Commercial Asset Management PCL NVDR (Registered)	349,300	149

Bangkok Dusit Medical Services PCL NVDR	2,203,800	1,721

Bangkok Expressway & Metro PCL NVDR (Registered)	1,695,998	413

Berli Jucker PCL NVDR	256,300	222

BTS Group Holdings PCL NVDR	1,687,800	371

Bumrungrad Hospital PCL NVDR	132,187	792

Carabao Group PCL NVDR	69,200	155

Central Pattana PCL NVDR	417,800	718

Central Retail Corp. PCL NVDR (Registered)	393,858	408

Charoen Pokphand Foods PCL NVDR	860,557	569

CP ALL PCL (Registered)	905,200	1,350

CP ALL PCL NVDR	367,036	547

Delta Electronics Thailand PCL NVDR	66,600	1,142

Electricity Generating PCL NVDR	55,500	242

Energy Absolute PCL NVDR	354,800	825

Global Power Synergy PCL NVDR	161,700	271

Gulf Energy Development PCL NVDR (Registered)	622,250	863

Home Product Center PCL NVDR	1,294,104	460

Indorama Ventures PCL NVDR	361,647	371

Intouch Holdings PCL NVDR	247,000	476

JMT Network Services PCL NVDR	136,500	245

Kasikornbank PCL NVDR	121,500	461

Krung Thai Bank PCL (Registered)	699,750	310

Krung Thai Bank PCL NVDR	80,993	36

Krungthai Card PCL NVDR	185,600	281

Land & Houses PCL NVDR	1,644,200	386

Minor International PCL NVDR*	686,630	480

Muangthai Capital PCL NVDR (Registered)	142,000	135

Osotspa PCL NVDR	319,500	231

PTT Exploration & Production PCL (Registered)	242,500	1,032

PTT Exploration & Production PCL NVDR	59,543	253

PTT Global Chemical PCL (Registered)	189,814	209

PTT Global Chemical PCL NVDR	282,176	308

PTT Oil & Retail Business PCL NVDR (Registered)	659,500	449

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 92.0% (1) continued

Thailand – 2.0% continued

PTT PCL (Registered)	1,835,000	$1,654

PTT PCL NVDR	311,300	279

Ratch Group PCL NVDR	266,600	289

SCB X PCL (Registered)	161,300	445

SCB X PCL NVDR	12,376	34

SCG Packaging PCL NVDR	285,400	393

Siam Cement (The) PCL (Registered)	51,000	441

Siam Cement (The) PCL NVDR	117,498	1,015

Srisawad Corp. PCL NVDR	132,300	149

Thai Oil PCL (Registered)	106,110	144

Thai Oil PCL NVDR	136,108	183

Thai Union Group PCL NVDR	606,100	299

True Corp. PCL NVDR	2,473,752	330

		26,081

Turkey – 0.4%

Akbank T.A.S.	639,160	389

Anadolu Efes Biracilik Ve Malt Sanayii A.S.(3)	1	—

Aselsan Elektronik Sanayi Ve Ticaret A.S.	148,621	235

BIM Birlesik Magazalar A.S.	95,886	599

Eregli Demir ve Celik Fabrikalari T.A.S.	309,409	484

Ford Otomotiv Sanayi A.S.	15,437	272

Haci Omer Sabanci Holding A.S.	206,545	287

Is Gayrimenkul Yatirim Ortakligi A.S.(3) *	1	—

KOC Holding A.S.	157,817	386

Turk Hava Yollari A.O.*	122,327	465

Turkcell Iletisim Hizmetleri A.S.	250,081	268

Turkiye Is Bankasi A.S., Class C	778,630	316

Turkiye Petrol Rafinerileri A.S.*	27,630	432

Turkiye Sise ve Cam Fabrikalari A.S.	301,932	415

		4,548

United Arab Emirates – 1.3%

Abu Dhabi Commercial Bank PJSC	587,862	1,442

Abu Dhabi Islamic Bank PJSC	310,034	761

Abu Dhabi National Oil Co. for

Distribution PJSC	665,461	804

Aldar Properties PJSC	822,024	937

Dubai Islamic Bank PJSC	621,092	1,008

Emaar Properties PJSC	862,404	1,350

Emirates NBD Bank PJSC	411,200	1,437

See Notes to the Financial Statements.

EQUITY FUNDS	72	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 92.0% (1) continued

United Arab Emirates – 1.3% continued

Emirates Telecommunications Group Co. PJSC	748,128	$4,747

First Abu Dhabi Bank PJSC	949,415	4,614

		17,100

United States – 0.1%

JBS S.A.	165,636	775

Legend Biotech Corp. ADR*	10,618	433

Parade Technologies Ltd.	17,000	318

		1,526

Total Common Stocks

(Cost $964,740)		1,197,685

PREFERRED STOCKS – 2.3% (1)

Brazil – 1.5%

Banco Bradesco S.A., 0.99%(6)	1,146,194	4,215

Braskem S.A., Class A, 6.46%(6)	41,300	201

Centrais Eletricas Brasileiras S.A.,

Class B, 7.15%(6)	51,241	429

Cia Energetica de Minas Gerais, 2.14%(6)	308,810	618

Gerdau S.A., 11.62%(6)	244,661	1,108

Itau Unibanco Holding S.A., 0.86%(6)	1,040,498	5,401

Itausa S.A.*	995,265	1,799

Petroleo Brasileiro S.A., 39.45%(6)	1,025,161	5,694

		19,465

Chile – 0.2%

Sociedad Quimica y Minera de Chile S.A., Class B, 1.98%(6)	30,735	2,861

Colombia – 0.1%

Bancolombia S.A., 11.13%(6)	95,363	580

Russia – 0.0%

Surgutneftegas PJSC, 21.77%(2) (6)	1,903,637	—

South Korea – 0.5%

Hyundai Motor Co., 6.00%(6)	5,225	307

Hyundai Motor Co. (2nd Preferred), 6.09%(6)	8,172	476

LG Chem Ltd., 4.78%(6)	1,685	294

LG H&H Co. Ltd., 3.66%(6)	354	81

Samsung Electronics Co. Ltd., 3.08%(6)	176,445	5,741

		6,899

Total Preferred Stocks

(Cost $25,638)		29,805

	NUMBER OF SHARES	VALUE (000S)

RIGHTS – 0.0%

Brazil – 0.0%

Localiza Rent a Car S.A.*	490	$1

Philippines – 0.0%

Globe Telecom, Inc.*	479	3

Total Rights

(Cost $—)		4

INVESTMENT COMPANIES – 6.2%

iShares Core MSCI Emerging Markets ETF	425,000	18,266

iShares MSCI Emerging Markets ETF	160,000	5,581

Northern Institutional Funds - U.S. Government Portfolio (Shares), 2.31%(7) (8)	57,508,967	57,509

Total Investment Companies

(Cost $82,157)		81,356

Total Investments – 100.5%

(Cost $1,072,535)		1,308,850

Liabilities less Other Assets – (0.5%)		(6,990)

Net Assets – 100.0%		$1,301,860

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(3)	Value rounds to less than one thousand.
(4)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(5)

Restricted security that has been deemed illiquid. At September 30, 2022, the value of these restricted illiquid securities amounted to $0 or 0.0% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)

Alrosa PJSC	5/30/14-8/20/20	$775

Sberbank of Russia PJSC	5/7/09-6/17/21	5,525

Sberbank of Russia PJSC (NASDAQ Exchange)	3/7/07-8/29/08	193

Severstal PAO	2/26/10-3/25/21	815

Severstal PAO GDR (Registered)	7/30/09	12

VTB Bank PJSC	4/21/16-8/20/20	818

VTB Bank PJSC GDR	5/11/07-10/28/09	80

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	73	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)

VTB Bank PJSC GDR (Registered)	4/2/09-7/30/09	$91

(6)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(7)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(8)	7-day current yield as of September 30, 2022 is disclosed.

*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ADR – American Depositary Receipt

CPO – Certificado de Participación Ordinario

ETF – Exchange-Traded Fund

GDR – Global Depositary Receipt

MSCI – Morgan Stanley Capital International

NVDR – Non-Voting Depositary Receipt

Percentages shown are based on Net Assets.

At September 30, 2022, the Fund had outstanding forward foreign currency exchange contracts as follows:

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000S)

Citibank	Brazilian Real	13,832	United States Dollar	2,562	12/21/22	$45

Citibank	Indian Rupee	59,953	United States Dollar	746	12/21/22	17

Citibank	Taiwan Dollar	66,809	United States Dollar	2,140	12/21/22	36

JPMorgan Chase	South African Rand	1,583	United States Dollar	89	12/21/22	2

Morgan Stanley	Korean Won	1,077,400	United States Dollar	777	12/21/22	28

Subtotal Appreciation						128

Goldman Sachs	United States Dollar	350	Hong Kong Dollar	2,746	12/21/22	—

Total						$128
At September 30, 2022, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)(1)
MSCI Emerging Markets Index (United States Dollar)	1,323	$57,650	Long	12/22	$(4,993)

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

At September 30, 2022, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF NET ASSETS

Hong Kong Dollar	21.7%

Indian Rupee	14.4

Taiwan Dollar	13.0

Korean Won	10.0

United States Dollar	9.4

Brazilian Real	5.5

Chinese Yuan Renminbi	5.1

All other currencies less than 5%	21.4

Total Investments	100.5

Liabilities less Other Assets	(0.5)

Net Assets	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).The Fund adjusted the price of certain foreign equity securities held in its portfolio on September 30, 2022 using adjustment factors designed to reflect more accurately the fair value of the securities. See Note 2 for a discussion of this procedure. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2022:

See Notes to the Financial Statements.

EQUITY FUNDS	74	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)

Common Stocks:

Brazil	$51,071	$—		$ —	$51,071

Chile	4,320	—		—	4,320

China	36,264	347,875		889	385,028

Colombia	1,205	—		—	1,205

Egypt	110	789		—	899

Mexico	27,542	—		—	27,542

Peru	3,011	—		—	3,011

Thailand	1,003	25,078		—	26,081

United States	1,208	318		—	1,526

All Other Countries(1)	—	697,002		—	697,002

Total Common Stocks	125,734	1,071,062		889	1,197,685

Preferred Stocks:

South Korea	—	6,899		—	6,899

All Other Countries(1)	22,906	—		—	22,906

Total Preferred Stocks	22,906	6,899		—	29,805

Rights:

Brazil	1	—		—	1

Philippines	—	3		—	3

Total Rights	1	3		—	4

Investment Companies	81,356	—		—	81,356

Total Investments	$229,997	$1,077,964		$889	$1,308,850

OTHER FINANCIAL INSTRUMENTS

Assets

Forward Foreign Currency Exchange Contracts	$—	$128		$ —	$128

Liabilities

Forward Foreign Currency Exchange Contracts	—	—	*	—	— *

Futures Contracts	(4,993)	—		—	(4,993)

Total Other Financial Instruments	$(4,993)	$128		$ —	$(4,865)
(1)	Classifications as defined in the Schedule of Investments.
*	Amount rounds to less than one thousand.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	75	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 98.5% (1)

Australia – 4.1%

Abacus Property Group	243,322	$385

Arena REIT	232,574	497

BWP Trust	315,080	746

Centuria Industrial REIT	362,928	596

Centuria Office REIT	233,215	217

Charter Hall Long Wale REIT	396,375	1,006

Charter Hall Retail REIT	351,278	826

Charter Hall Social Infrastructure REIT	214,780	417

Dexus	699,383	3,469

Dexus Industria REIT	139,153	212

GDI Property Group Partnership	325,667	167

Goodman Group	1,088,469	10,875

GPT Group (The)	1,242,391	3,016

Growthpoint Properties Australia Ltd.	183,612	360

Home Consortium Ltd.	64,846	184

HomeCo Daily Needs REIT	929,701	665

Ingenia Communities Group	239,033	570

Lifestyle Communities Ltd.	60,281	579

Mirvac Group	2,528,876	3,123

National Storage REIT	702,540	1,006

Scentre Group	3,354,076	5,399

Shopping Centres Australasia Property Group	737,368	1,108

Stockland	1,530,160	3,186

Vicinity Centres	2,522,293	2,816

Waypoint REIT Ltd.	471,984	718

		42,143

Austria – 0.1%

CA Immobilien Anlagen A.G.	26,622	789

IMMOFINANZ A.G.*	21,637	262

		1,051

Belgium – 0.8%

Aedifica S.A.	23,625	1,813

Cofinimmo S.A.	19,773	1,627

Immobel S.A.	2,619	114

Intervest Offices & Warehouses N.V.	14,279	326

Montea N.V.	7,510	563

Retail Estates N.V.	6,696	371

Shurgard Self Storage S.A.	17,176	700

Warehouses De Pauw - C.V.A.	97,360	2,365

Xior Student Housing N.V.	15,225	474

		8,353

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 98.5% (1) continued

Brazil – 0.3%

Aliansce Sonae Shopping Centers S.A.	92,500	$343

BR Malls Participacoes S.A.	517,213	902

BR Properties S.A.	133,452	206

Iguatemi S.A.	143,000	541

Iguatemi S.A. (A Bolsa do Brasil Exchange)	128,800	67

JHSF Participacoes S.A.	200,963	275

LOG Commercial Properties e

Participacoes S.A.	30,200	139

Multiplan Empreendimentos

Imobiliarios S.A.*	187,872	842

		3,315

Canada – 1.5%

Allied Properties Real Estate Investment Trust	39,708	787

Artis Real Estate Investment Trust	38,908	267

Boardwalk Real Estate Investment Trust	15,374	515

BSR Real Estate Investment Trust	21,002	294

Canadian Apartment Properties REIT	54,445	1,659

Choice Properties Real Estate Investment Trust	107,047	976

Crombie Real Estate Investment Trust	34,544	357

CT Real Estate Investment Trust	35,325	384

Dream Industrial Real Estate Investment Trust	74,656	580

Dream Office Real Estate Investment Trust	15,964	188

First Capital Real Estate Investment Trust	67,605	740

Granite Real Estate Investment Trust	20,145	972

H&R Real Estate Investment Trust	89,276	672

InterRent Real Estate Investment Trust	41,739	347

Killam Apartment Real Estate Investment Trust	37,669	416

Minto Apartment Real Estate Investment Trust	10,902	102

Morguard North American Residential Real Estate Investment Trust	11,716	130

Nexus Industrial REIT	17,801	108

NorthWest Healthcare Properties Real Estate Investment Trust	77,597	595

Primaris Real Estate Investment Trust	29,783	276

RioCan Real Estate Investment Trust	99,264	1,338

Slate Grocery REIT, Class U	19,272	183

SmartCentres Real Estate Investment Trust	47,526	893

StorageVault Canada, Inc.	151,617	610

See Notes to the Financial Statements.

EQUITY FUNDS	76	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 98.5% (1) continued

Canada – 1.5% continued

Summit Industrial Income REIT	57,582	$713

Tricon Residential, Inc.	167,406	1,448

		15,550

Chile – 0.1%

Cencosud Shopping S.A.	342,174	357

Parque Arauco S.A.	296,897	258

Plaza S.A.	258,122	208

		823

China – 3.6%

Agile Group Holdings Ltd.*	691,226	160

C&D International Investment Group Ltd.	337,744	862

China Aoyuan Group Ltd.(2) *	767,000	63

China Evergrande Group(2) *	2,512,000	210

China Jinmao Holdings Group Ltd.	3,610,000	733

China Merchants Land Ltd.*	328,000	23

China Merchants Shekou Industrial

Zone Holdings Co. Ltd., Class A	316,100	727

China Overseas Grand Oceans Group Ltd.	1,044,500	386

China Overseas Land & Investment Ltd.	2,478,542	6,392

China Resources Land Ltd.	2,076,155	8,094

China SCE Group Holdings Ltd.	675,000	44

China South City Holdings Ltd.	2,842,000	146

China Vanke Co. Ltd., Class A	387,340	973

China Vanke Co. Ltd., Class H	1,094,641	1,990

CIFI Holdings Group Co. Ltd.	2,660,632	271

Country Garden Holdings Co. Ltd.	5,177,672	1,194

Dexin China Holdings Co. Ltd.*	542,000	96

Ganglong China Property Group Ltd.*	280,000	85

Gemdale Corp., Class A	181,000	293

Gemdale Properties & Investment Corp. Ltd.	3,134,000	211

Greenland Hong Kong Holdings Ltd.	346,000	24

Greentown China Holdings Ltd.	565,000	1,060

Guangzhou R&F Properties Co. Ltd., Class H*	937,402	157

Hopson Development Holdings Ltd.	489,269	511

Jiayuan International Group Ltd.*	578,303	12

Jinke Properties Group Co. Ltd., Class A*	235,600	69

Kaisa Group Holdings Ltd.(2) *	1,510,428	89

KWG Group Holdings Ltd.*	733,594	90

Longfor Group Holdings Ltd.	1,176,000	3,333

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 98.5% (1) continued

China – 3.6% continued

Midea Real Estate Holding Ltd.	195,600	$183

Nam Tai Property, Inc.(2) *	6,697	24

Poly Developments and Holdings

Group Co. Ltd., Class A	474,500	1,204

Poly Property Group Co. Ltd.	857,000	152

Powerlong Real Estate Holdings Ltd.	636,000	65

Radiance Holdings Group Co. Ltd.	549,000	237

Redco Properties Group Ltd.*	476,000	107

Redsun Properties Group Ltd.*	661,000	70

Road King Infrastructure Ltd.	17,000	6

Ronshine China Holdings Ltd.*	284,500	20

Seazen Group Ltd.*	1,251,904	292

Seazen Holdings Co. Ltd., Class A*	85,400	210

Shanghai Industrial Urban

Development Group Ltd.	600,000	46

Shanghai Jinqiao Export Processing

Zone Development Co. Ltd., Class B	172,216	153

Shanghai Lingang Holdings Corp. Ltd., Class A	86,100	143

Shanghai Lujiazui Finance & Trade

Zone Development Co. Ltd., Class B	694,251	544

Shanghai Zhangjiang High-Tech Park

Development Co. Ltd., Class A	41,800	61

Shenzhen Investment Ltd.	1,533,191	232

Shimao Group Holdings Ltd.(2)	817,369	253

Shui On Land Ltd.	2,029,277	207

Sino-Ocean Group Holding Ltd.	1,652,500	173

Skyfame Realty Holdings Ltd.*	1,348,000	6

SOHO China Ltd.*	1,231,256	196

Sunac China Holdings Ltd.(2) *	2,210,050	709

Sunkwan Properties Group Ltd.*	368,000	3

Wharf Holdings (The) Ltd.	795,317	2,541

Yanlord Land Group Ltd.	303,900	201

Yincheng International Holding Co. Ltd.*	266,000	67

Yuexiu Property Co. Ltd.	892,288	1,072

Yuzhou Group Holdings Co. Ltd.*	674,531	21

Zensun Enterprises Ltd.*	306,000	63

Zhenro Properties Group Ltd.*	1,093,000	35

Zhongliang Holdings Group Co. Ltd.*	348,500	24

		37,618

Egypt – 0.0%

Talaat Moustafa Group	571,552	214

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	77	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 98.5% (1) continued

Finland – 0.2%

Citycon OYJ*	58,058	$364

Kojamo OYJ	88,449	1,124

		1,488

France – 1.1%

Altarea S.C.A.	2,481	310

Carmila S.A.*	38,393	514

Covivio	30,272	1,447

Gecina S.A.	29,462	2,290

ICADE	21,667	802

Klepierre S.A.*	140,376	2,424

Mercialys S.A.	49,024	372

Nexity S.A.	24,464	494

Unibail-Rodamco-Westfield*	76,649	3,146

		11,799

Germany – 1.7%

ADLER Group S.A.*	42,086	87

Aroundtown S.A.	652,394	1,439

DIC Asset A.G.	30,192	229

Grand City Properties S.A.	62,536	624

Hamborner REIT A.G.	47,271	327

Instone Real Estate Group S.E.	27,585	230

LEG Immobilien S.E.	47,458	2,855

Sirius Real Estate Ltd.	732,828	578

TAG Immobilien A.G.	113,581	915

Vonovia S.E.	464,300	10,105

		17,389

Greece – 0.0%

LAMDA Development S.A.*	40,165	216

Guernsey – 0.0%

Balanced Commercial Property Trust Ltd.	485,930	434

Hong Kong – 4.9%

Champion REIT	1,703,846	601

Chinese Estates Holdings Ltd.*	291,500	76

CK Asset Holdings Ltd.	1,296,000	7,777

Cosmopolitan International Holdings Ltd.*	990,000	142

Far East Consortium International Ltd.	746,687	167

Fortune Real Estate Investment Trust	979,000	714

Hang Lung Group Ltd.	527,000	850

Hang Lung Properties Ltd.	1,304,452	2,129

Henderson Land Development Co. Ltd.	931,555	2,600

Hongkong Land Holdings Ltd.	734,618	3,223

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 98.5% (1) continued

Hong Kong – 4.9% continued

Hysan Development Co. Ltd.	404,045	$1,018

K Wah International Holdings Ltd.	674,802	210

Kerry Properties Ltd.	382,599	723

Link REIT	1,367,326	9,543

Prosperity REIT	862,000	218

Shun Tak Holdings Ltd.*	682,000	95

Sino Land Co. Ltd.	2,250,299	2,961

Sun Hung Kai Properties Ltd.	934,925	10,280

Sunlight Real Estate Investment Trust	612,000	235

Swire Properties Ltd.	752,800	1,618

Wharf Real Estate Investment Co. Ltd.	1,079,317	4,874

Yuexiu Real Estate Investment Trust	1,415,940	306

		50,360

India – 0.8%

Brigade Enterprises Ltd.	78,257	488

Brookfield India Real Estate Trust	78,332	312

DLF Ltd.	396,703	1,723

Embassy Office Parks REIT	281,016	1,193

Godrej Properties Ltd.*	79,662	1,156

Indiabulls Real Estate Ltd.*	264,551	250

Mahindra Lifespace Developers Ltd.	50,479	291

Mindspace Business Parks REIT	99,240	443

NESCO Ltd.	10,038	70

Oberoi Realty Ltd.	80,521	902

Phoenix Mills (The) Ltd.	64,697	1,111

Prestige Estates Projects Ltd.	90,310	495

Sunteck Realty Ltd.	31,233	160

		8,594

Indonesia – 0.1%

Ciputra Development Tbk PT	5,967,936	372

Lippo Karawaci Tbk PT*	19,216,210	126

Pakuwon Jati Tbk PT	10,786,340	319

Rimo International Lestari Tbk PT(2) *	42,545,100	70

Summarecon Agung Tbk PT	6,767,396	263

		1,150

Ireland – 0.0%

Irish Residential Properties REIT PLC	315,643	354

Israel – 0.8%

AFI Properties Ltd.	3,784	135

Africa Israel Residences Ltd.	3,876	168

Amot Investments Ltd.	153,227	876

Azrieli Group Ltd.	27,661	1,884

Blue Square Real Estate Ltd.	3,217	195

See Notes to the Financial Statements.

EQUITY FUNDS	78	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 98.5% (1) continued

Israel – 0.8% continued

Electra Real Estate Ltd.	15,939	$212

Israel Canada T.R Ltd.	83,826	280

Israel Land Development - Urban

Renewal Ltd.	10,105	138

Isras Investment Co. Ltd.	1,184	216

Mega Or Holdings Ltd.	15,377	449

Melisron Ltd.	15,600	1,044

Mivne Real Estate KD Ltd.	398,335	1,167

Prashkovsky Investments and Construction Ltd.	4,581	129

Property & Building Corp. Ltd.*	2,040	161

Reit 1 Ltd.	124,414	628

Sella Capital Real Estate Ltd.	127,414	307

Summit Real Estate Holdings Ltd.	24,106	336

YH Dimri Construction & Development Ltd.	5,366	368

		8,693

Italy – 0.1%

Cromwell European Real Estate

Investment Trust	203,271	356

Immobiliare Grande Distribuzione SIIQ S.p.A.	38,421	104

		460

Japan – 10.3%

Activia Properties, Inc.	441	1,290

Advance Logistics Investment Corp.	350	363

Advance Residence Investment Corp.	855	2,089

Aeon Mall Co. Ltd.	65,366	724

AEON REIT Investment Corp.	1,076	1,162

Comforia Residential REIT, Inc.	425	964

CRE Logistics REIT, Inc.	348	499

Daiwa House Industry Co. Ltd.	387,600	7,899

Daiwa House REIT Investment Corp.	1,431	2,970

Daiwa Office Investment Corp.	203	944

Daiwa Securities Living Investments

Corp.	1,237	981

Frontier Real Estate Investment Corp.	318	1,169

Fukuoka REIT Corp.	410	478

Global One Real Estate Investment Corp.	614	466

GLP J-REIT	2,753	3,039

Goldcrest Co. Ltd.	8,800	101

Hankyu Hanshin REIT, Inc.	395	414

Heiwa Real Estate Co. Ltd.	19,800	544

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 98.5% (1) continued

Japan – 10.3% continued

Heiwa Real Estate REIT, Inc.	595	$624

Hoshino Resorts REIT, Inc.	150	697

Hulic Co. Ltd.	242,640	1,785

Hulic REIT, Inc.	839	960

Ichigo Office REIT Investment Corp.	823	485

Ichigo, Inc.	155,400	321

Industrial & Infrastructure Fund

Investment Corp.	1,285	1,453

Invincible Investment Corp.	3,927	1,232

Japan Excellent, Inc.	766	707

Japan Hotel REIT Investment Corp.	2,902	1,445

Japan Logistics Fund, Inc.	550	1,177

Japan Metropolitan Fund Invest	4,528	3,406

Japan Prime Realty Investment Corp.	556	1,511

Japan Real Estate Investment Corp.	802	3,303

Katitas Co. Ltd.	32,200	717

Keihanshin Building Co. Ltd.	17,300	146

Kenedix Office Investment Corp.	278	1,311

Kenedix Residential Next Investment Corp.	649	961

Kenedix Retail REIT Corp.	392	725

LaSalle Logiport REIT	1,152	1,286

Leopalace21 Corp.*	102,200	235

Mirai Corp.	1,168	397

Mitsubishi Estate Co. Ltd.	763,080	10,012

Mitsubishi Estate Logistics REIT

Investment Corp.	278	868

Mitsui Fudosan Co. Ltd.	584,662	11,145

Mitsui Fudosan Logistics Park, Inc.	346	1,184

Mori Hills REIT Investment Corp.	1,000	1,082

Mori Trust Hotel Reit, Inc.	196	180

Mori Trust Sogo Reit, Inc.	668	636

Nippon Accommodations Fund, Inc.	331	1,501

Nippon Building Fund, Inc.	993	4,366

Nippon Prologis REIT, Inc.	1,390	3,032

NIPPON REIT Investment Corp.	282	720

Nomura Real Estate Holdings, Inc.	76,100	1,725

Nomura Real Estate Master Fund, Inc.	2,731	3,020

NTT UD REIT Investment Corp.	915	934

One REIT, Inc.	165	301

Orix JREIT, Inc.	1,693	2,159

SAMTY Co. Ltd.	13,000	202

Samty Residential Investment Corp.	236	198

Sekisui House Reit, Inc.	2,697	1,510

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	79	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 98.5% (1) continued

Japan – 10.3% continued

SOSiLA Logistics REIT, Inc.	416	$434

Star Asia Investment Corp.	1,030	398

Starts Proceed Investment Corp.	153	267

Sumitomo Realty & Development Co. Ltd.	199,725	4,548

Sun Frontier Fudousan Co. Ltd.	14,800	115

Takara Leben Real Estate Investment Corp.	377	268

TKP Corp.*	10,400	187

TOC Co. Ltd.	19,100	93

Tokyo Tatemono Co. Ltd.	121,400	1,729

Tokyu REIT, Inc.	582	793

Tosei Corp.	17,800	171

United Urban Investment Corp.	1,907	1,971

		106,729

Kuwait – 0.1%

Mabanee Co. KPSC	390,439	1,086

National Real Estate Co. KPSC*	617,449	267

		1,353

Malaysia – 0.2%

Axis Real Estate Investment Trust	886,900	361

IGB Real Estate Investment Trust	1,111,200	383

IOI Properties Group Bhd.	740,300	149

Mah Sing Group Bhd.	556,400	59

Matrix Concepts Holdings Bhd.	484,800	150

Sime Darby Property Bhd.	1,331,200	129

SP Setia Bhd. Group	969,669	120

Sunway Real Estate Investment Trust	1,020,800	308

YTL Hospitality REIT	307,600	59

		1,718

Malta – 0.0%

BGP Holdings PLC(2) (3) *	6,535,576	—

Mexico – 0.5%

Concentradora Fibra Danhos S.A. de C.V.	198,353	239

Corp. Inmobiliaria Vesta S.A.B. de C.V.	403,100	752

FIBRA Macquarie Mexico	515,520	623

Fibra Uno Administracion S.A. de C.V.	1,980,633	2,038

PLA Administradora Industrial S de RL de C.V.	528,800	697

Prologis Property Mexico S.A. de C.V.	426,818	1,080

		5,429

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 98.5% (1) continued

Netherlands – 0.1%

Eurocommercial Properties N.V.	27,602	$545

NSI N.V.	13,094	309

Vastned Retail N.V.	7,252	144

Wereldhave N.V.	21,245	242

		1,240

New Zealand – 0.2%

Argosy Property Ltd.	516,836	347

Goodman Property Trust	644,430	722

Kiwi Property Group Ltd.	951,733	488

Precinct Properties New Zealand Ltd.	878,193	637

		2,194

Norway – 0.1%

Entra ASA	40,472	373

Selvaag Bolig ASA	31,182	91

		464

Philippines – 0.7%

AREIT, Inc.	316,600	184

Ayala Land, Inc.	4,765,281	1,846

Filinvest REIT Corp.	1,412,400	149

Megaworld Corp.	5,864,001	204

MREIT, Inc.	655,400	156

RL Commercial REIT, Inc.	2,369,800	215

Robinsons Land Corp.	1,140,096	321

SM Prime Holdings, Inc.	7,420,053	3,817

Vista Land & Lifescapes, Inc.	1,500,400	41

		6,933

Qatar – 0.2%

Barwa Real Estate Co.	1,269,250	1,194

United Development Co. QSC	1,113,373	437

		1,631

Romania – 0.1%

NEPI Rockcastle N.V.	286,572	1,283

Russia – 0.0%

LSR Group PJSC(2) *	30,351	—

Saudi Arabia – 0.3%

Arriyadh Development Co.	58,007	315

Dar Al Arkan Real Estate Development Co.*	350,332	1,479

Emaar Economic City*	261,829	683

Jadwa REIT Saudi Fund	104,692	369

Saudi Real Estate Co.*	100,149	331

		3,177

See Notes to the Financial Statements.

EQUITY FUNDS	80	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 98.5% (1) continued

Singapore – 3.1%

AIMS APAC REIT	364,800	$324

CapitaLand Ascendas REIT	2,177,634	4,059

CapitaLand Ascott Trust	1,317,014	899

CapitaLand China Trust	759,727	550

Capitaland India Trust	570,300	415

CapitaLand Integrated Commercial Trust	3,409,714	4,533

CDL Hospitality Trusts	540,653	438

City Developments Ltd.	267,100	1,408

Digital Core REIT Management Pte Ltd.	530,400	370

ESR-LOGOS REIT	3,128,296	774

Far East Hospitality Trust	669,703	272

Frasers Centrepoint Trust	638,409	962

Frasers Hospitality Trust	510,800	171

Frasers Logistics & Commercial Trust	1,889,546	1,621

Keppel DC REIT	857,434	1,010

Keppel Pacific Oak U.S. REIT	577,000	316

Keppel REIT	1,243,820	853

Lendlease Global Commercial REIT	1,136,466	600

Manulife U.S. Real Estate Investment Trust	1,048,503	443

Mapletree Industrial Trust	1,281,132	2,127

Mapletree Logistics Trust	2,103,791	2,272

Mapletree Pan Asia Commercial Trust	1,518,161	1,813

OUE Commercial Real Estate Investment Trust	1,431,200	338

OUE Ltd.	195,100	176

Parkway Life Real Estate Investment Trust	260,700	768

Prime U.S. REIT	417,800	225

Sasseur Real Estate Investment Trust	364,000	179

SPH REIT	753,500	472

Starhill Global REIT	990,090	372

Suntec Real Estate Investment Trust	1,493,191	1,583

UOL Group Ltd.	301,497	1,390

		31,733

South Africa – 0.5%

Equites Property Fund Ltd.	466,572	414

Fortress REIT Ltd., Class A*	736,572	363

Fortress REIT Ltd., Class B*	652,521	147

Growthpoint Properties Ltd.	2,222,462	1,439

Hyprop Investments Ltd.	229,770	436

Investec Property Fund Ltd.	379,716	218

Redefine Properties Ltd.	4,310,966	845

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 98.5% (1) continued

South Africa – 0.5% continued

Resilient REIT Ltd.	219,486	$580

Vukile Property Fund Ltd.	499,252	342

		4,784

South Korea – 0.1%

Dongwon Development Co. Ltd.	28,359	64

ESR Kendall Square REIT Co. Ltd.	87,082	307

JR Global Reit	86,053	270

LOTTE REIT Co. Ltd.	72,143	246

SK D&D Co. Ltd.	4,890	76

SK REITs Co. Ltd.	38,596	135

		1,098

Spain – 0.3%

Inmobiliaria Colonial Socimi S.A.	186,854	900

Lar Espana Real Estate Socimi S.A.	42,362	179

Merlin Properties Socimi S.A.	216,555	1,663

		2,742

Sweden – 1.3%

Atrium Ljungberg AB, Class B	30,961	383

Castellum AB	166,430	1,844

Catena AB	22,472	663

Cibus Nordic Real Estate AB	29,625	385

Corem Property Group AB, Class B	335,028	251

Dios Fastigheter AB	59,554	374

Fabege AB	173,332	1,170

Fastighets AB Balder, Class B*	405,411	1,602

Hufvudstaden AB, Class A	70,959	782

K-fast Holding AB*	30,895	59

Nyfosa AB	106,382	612

Pandox AB*	60,974	641

Platzer Fastigheter Holding AB, Class B	37,572	223

Sagax AB, Class B	124,793	2,054

Samhallsbyggnadsbolaget i Norden AB	656,337	700

Samhallsbyggnadsbolaget i Norden AB, Class D	101,948	153

Wallenstam AB, Class B	229,428	836

Wihlborgs Fastigheter AB	181,939	1,101

		13,833

Switzerland – 1.0%

Allreal Holding A.G. (Registered)	9,563	1,327

Intershop Holding A.G.	788	495

IWG PLC*	478,934	671

Mobimo Holding A.G. (Registered)	4,788	1,034

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	81	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 98.5% (1) continued

Switzerland – 1.0% continued

PSP Swiss Property A.G. (Registered)	29,906	$2,995

Swiss Prime Site A.G. (Registered)	50,040	3,981

		10,503

Taiwan – 0.3%

Cathay Real Estate Development Co. Ltd.	370,000	187

Chong Hong Construction Co. Ltd.	97,000	223

Farglory Land Development Co. Ltd.	181,000	328

Highwealth Construction Corp.	598,268	733

Huaku Development Co. Ltd.	141,000	402

Kindom Development Co. Ltd.	157,900	126

Prince Housing & Development Corp.	639,000	223

Ruentex Development Co. Ltd.	749,300	1,215

		3,437

Thailand – 0.6%

Amata Corp. PCL NVDR	527,135	260

AP Thailand PCL (Registered)	441,405	111

AP Thailand PCL NVDR	1,109,404	278

Central Pattana PCL (Registered)	581,626	1,006

Central Pattana PCL NVDR	718,198	1,234

Land & Houses PCL NVDR	5,486,300	1,290

Origin Property PCL NVDR	475,400	126

Pruksa Holding PCL NVDR	409,300	130

Quality Houses PCL NVDR	4,959,400	281

Sansiri PCL NVDR	7,774,766	236

SC Asset Corp. PCL (Registered)	747,984	73

SC Asset Corp. PCL NVDR	332,924	33

Singha Estate PCL NVDR*	1,939,300	94

Supalai PCL (Registered)	280,445	141

Supalai PCL NVDR	665,700	333

WHA Corp. PCL NVDR	5,225,600	487

		6,113

Turkey – 0.0%

Is Gayrimenkul Yatirim Ortakligi A.S.*	280,360	93

United Arab Emirates – 0.3%

Aldar Properties PJSC	2,506,363	2,858

United Kingdom – 3.3%

Assura PLC	1,956,494	1,170

Big Yellow Group PLC	113,755	1,339

British Land (The) Co. PLC	570,433	2,201

Capital & Counties Properties PLC	454,768	539

Civitas Social Housing PLC	413,766	302

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 98.5% (1) continued

United Kingdom – 3.3% continued

CLS Holdings PLC	121,818	$190

Custodian REIT PLC	283,241	312

Derwent London PLC	63,909	1,429

Empiric Student Property PLC	399,127	382

Grainger PLC	478,679	1,225

Great Portland Estates PLC	142,117	695

Hammerson PLC	2,256,203	450

Helical PLC	70,657	282

Home Reit PLC	527,202	533

Impact Healthcare REIT PLC	181,679	208

Land Securities Group PLC	458,695	2,638

LondonMetric Property PLC	604,794	1,176

LXI REIT PLC	1,223,020	1,689

Picton Property Income (The) Ltd.	339,455	323

Primary Health Properties PLC	833,416	1,054

PRS REIT (The) PLC	353,770	371

Regional REIT Ltd.	275,257	196

Safestore Holdings PLC	139,484	1,304

Segro PLC	779,460	6,531

Shaftesbury PLC	125,291	512

Supermarket Income Reit PLC	801,972	956

Target Healthcare REIT PLC	403,774	413

Tritax Big Box REIT PLC	1,198,347	1,803

UK Commercial Property REIT Ltd.	509,362	339

UNITE Group (The) PLC	219,731	2,084

Urban Logistics REIT PLC	307,605	444

Warehouse Reit PLC	269,511	325

Watkin Jones PLC	147,740	249

Workspace Group PLC	88,225	388

		34,052

United States – 54.7%

Acadia Realty Trust	59,243	748

Agree Realty Corp.	48,804	3,298

Alexander’s, Inc.	1,551	324

Alexandria Real Estate Equities, Inc.	100,114	14,035

American Assets Trust, Inc.	32,952	848

American Homes 4 Rent, Class A	203,294	6,670

Americold Realty Trust, Inc.	175,130	4,308

Apartment Income REIT Corp.	102,019	3,940

Apartment Investment and Management Co., Class A	102,149	746

Apple Hospitality REIT, Inc.	140,974	1,982

AvalonBay Communities, Inc.	90,607	16,689

Bluerock Residential Growth REIT, Inc.	19,183	513

See Notes to the Financial Statements.

EQUITY FUNDS	82	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 98.5% (1) continued

United States – 54.7% continued

Boston Properties, Inc.	95,926	$7,192

Brandywine Realty Trust	107,639	727

Brixmor Property Group, Inc.	195,196	3,605

Broadstone Net Lease, Inc.	111,372	1,730

Camden Property Trust	65,751	7,854

CareTrust REIT, Inc.	63,337	1,147

CBL & Associates Properties, Inc.	7,998	205

Centerspace	10,233	689

Chatham Lodging Trust*	30,450	301

City Office REIT, Inc.	29,333	292

Community Healthcare Trust, Inc.	14,616	479

Corporate Office Properties Trust	73,557	1,709

Cousins Properties, Inc.	95,095	2,220

CubeSmart	146,026	5,850

DiamondRock Hospitality Co.	132,329	994

Digital Realty Trust, Inc.	184,084	18,257

DigitalBridge Group, Inc.	95,584	1,196

Diversified Healthcare Trust	146,929	145

Douglas Emmett, Inc.	112,335	2,014

Duke Realty Corp.	249,427	12,022

Eagle Hospitality Trust(2) *	496,400	34

Easterly Government Properties, Inc.	56,370	889

EastGroup Properties, Inc.	27,086	3,910

Empire State Realty Trust, Inc., Class A	89,736	589

Equinix, Inc.	58,855	33,479

Equity Commonwealth	73,329	1,786

Equity Commonwealth - (Fractional Shares)(2) *	75,000	—

Equity LifeStyle Properties, Inc.	114,839	7,216

Equity Residential	231,425	15,556

Essex Property Trust, Inc.	42,368	10,263

Extra Space Storage, Inc.	87,084	15,040

Federal Realty Investment Trust	45,939	4,140

First Industrial Realty Trust, Inc.	86,076	3,857

Four Corners Property Trust, Inc.	51,847	1,254

Franklin Street Properties Corp.	58,607	154

FRP Holdings, Inc.*	3,740	203

Getty Realty Corp.	26,626	716

Gladstone Commercial Corp.	24,823	385

Global Medical REIT, Inc.	37,295	318

Global Net Lease, Inc.	67,946	724

Healthcare Realty Trust, Inc.	247,824	5,167

Healthpeak Properties, Inc.	348,019	7,977

Highwoods Properties, Inc.	67,137	1,810

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 98.5% (1) continued

United States – 54.7% continued

Host Hotels & Resorts, Inc.	461,892	$7,335

Howard Hughes (The) Corp.*	24,377	1,350

Hudson Pacific Properties, Inc.	92,577	1,014

Independence Realty Trust, Inc.	144,227	2,413

Indus Realty Trust, Inc.	2,533	133

Industrial Logistics Properties Trust	41,667	229

Innovative Industrial Properties, Inc.	17,756	1,571

InvenTrust Properties Corp.	44,274	944

Invitation Homes, Inc.	395,408	13,353

Iron Mountain, Inc.	188,516	8,289

JBG SMITH Properties	72,684	1,350

Kennedy-Wilson Holdings, Inc.	81,892	1,266

Kilroy Realty Corp.	67,352	2,836

Kimco Realty Corp.	398,241	7,332

Kite Realty Group Trust	139,921	2,409

Life Storage, Inc.	54,884	6,079

LTC Properties, Inc.	26,224	982

LXP Industrial Trust	188,011	1,722

Macerich (The) Co.	134,920	1,071

Medical Properties Trust, Inc.	385,831	4,576

Mid-America Apartment Communities, Inc.	74,902	11,615

National Health Investors, Inc.	30,138	1,704

National Retail Properties, Inc.	114,406	4,560

National Storage Affiliates Trust	56,730	2,359

Necessity Retail REIT (The), Inc.	89,407	526

NETSTREIT Corp.	31,048	553

NexPoint Residential Trust, Inc.	15,239	704

Office Properties Income Trust	31,509	443

Omega Healthcare Investors, Inc.	151,647	4,472

One Liberty Properties, Inc.	11,349	239

Orion Office REIT, Inc.	34,394	301

Paramount Group, Inc.	115,741	721

Park Hotels & Resorts, Inc.	149,414	1,682

Pebblebrook Hotel Trust	84,461	1,226

Phillips Edison & Co., Inc.	74,609	2,093

Physicians Realty Trust	146,992	2,211

Piedmont Office Realty Trust, Inc., Class A	78,317	827

Plymouth Industrial REIT, Inc.	26,286	442

Prologis, Inc.	479,109	48,677

Public Storage	102,341	29,966

Realty Income Corp.	388,981	22,639

Regency Centers Corp.	99,928	5,381

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	83	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 98.5% (1) continued

United States – 54.7% continued

Retail Opportunity Investments Corp.	81,304	$1,119

Rexford Industrial Realty, Inc.	107,065	5,567

RLJ Lodging Trust	105,841	1,071

RPT Realty	53,976	408

Ryman Hospitality Properties, Inc.	33,711	2,481

Sabra Health Care REIT, Inc.	149,139	1,957

Saul Centers, Inc.	9,523	357

Seritage Growth Properties, Class A*	22,147	200

Service Properties Trust	101,498	527

Simon Property Group, Inc.	212,322	19,056

SITE Centers Corp.	121,728	1,304

SL Green Realty Corp.	40,984	1,646

Spirit Realty Capital, Inc.	86,390	3,124

St. Joe (The) Co.	21,034	674

STAG Industrial, Inc.	115,597	3,286

STORE Capital Corp.	162,606	5,094

Summit Hotel Properties, Inc.	66,412	446

Sun Communities, Inc.	78,563	10,632

Sunstone Hotel Investors, Inc.	138,348	1,303

Tanger Factory Outlet Centers, Inc.	66,834	914

Terreno Realty Corp.	49,447	2,620

UDR, Inc.	206,506	8,613

UMH Properties, Inc.	33,411	540

Universal Health Realty Income Trust	8,490	367

Urban Edge Properties	76,208	1,017

Urstadt Biddle Properties, Inc., Class A	20,907	324

Ventas, Inc.	257,929	10,361

Veris Residential, Inc.*	51,959	591

Vornado Realty Trust	104,555	2,421

Washington Real Estate Investment Trust	56,377	990

Welltower, Inc.	293,364	18,869

WeWork, Inc., Class A*	111,395	295

Whitestone REIT	31,790	269

WP Carey, Inc.	125,234	8,741

Xenia Hotels & Resorts, Inc.	74,442	1,027

		566,002

Total Common Stocks

(Cost $906,288)		1,019,403

	NUMBER OF SHARES	VALUE (000S)

INVESTMENT COMPANIES – 0.7%

Northern Institutional Funds - U.S. Government Portfolio (Shares), 2.31%(4) (5)	7,506,724	$7,507

Total Investment Companies

(Cost $7,507)		7,507

Total Investments – 99.2%

(Cost $913,795)		1,026,910

Other Assets less Liabilities – 0.8%		8,682

Net Assets – 100.0%		$1,035,592

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(3)

Restricted security that has been deemed illiquid. At September 30, 2022, the value of this restricted illiquid security amounted to $0 or 0.0% of net assets. Additional information on this restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)

BGP Holdings PLC	12/2/09	$—

(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(5)	7-day current yield as of September 30, 2022 is disclosed.

*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

EAFE – Europe, Australasia and the Far East

MSCI – Morgan Stanley Capital International

NVDR – Non-Voting Depositary Receipt

REIT – Real Estate Investment Trust

S&P – Standard & Poor’s

TSX – Toronto Stock Exchange

Percentages shown are based on Net Assets.

At September 30, 2022, the Fund had outstanding forward foreign currency exchange contracts as follows:

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000S)

BNY Mellon	British Pound	264	United States Dollar	301	12/21/22	$6

See Notes to the Financial Statements.

EQUITY FUNDS	84	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

COUNTERPARTY	CONT- RACTS TO DELIVER CURR- ENCY	AMO- UNT (LOCAL CURR- ENCY) (000S)	IN EXCH- ANGE FOR CURRENCY	AMO- UNT (LOCAL CURR- ENCY) (000S)	SETTLE- MENT DATE	UNRE- ALIZED APPRE- CIATION (DEPRE- CIATION) (000S)

BNY Mellon	Japanese Yen	55,130	United States Dollar	389	12/21/22	$ 4

Citibank	Swiss Franc	390	United States Dollar	407	12/21/22	8

Goldman Sachs	Hong Kong Dollar	1,145	United States Dollar	146	12/21/22	—

Morgan Stanley	Euro	1,291	United States Dollar	1,298	12/21/22	24

Morgan Stanley	Norwegian Krone	590	United States Dollar	57	12/21/22	3

Toronto-Dominion Bank	Canadian Dollar	80	United States Dollar	60	12/21/22	2

Subtotal Appreciation						47

JPMorgan Chase	United States Dollar	184	Singapore Dollar	259	12/21/22	(3)

Morgan Stanley	United States Dollar	245	Australian Dollar	366	12/21/22	(11)

Morgan Stanley	United States Dollar	16	Swedish Krona	169	12/21/22	—*

Subtotal Depreciation						(14)

Total						$ 33

*	Amounts round to less than a thousand.

At September 30, 2022, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)(1)

E-Mini S&P 500 (United States Dollar)	20	$3,602	Long	12/22	$(199)

E-Mini S&P MidCap 400 (United States Dollar)	20	4,416	Long	12/22	(173)

MSCI EAFE Index (United States Dollar)	40	3,321	Long	12/22	(148)

MSCI Emerging Markets Index (United States Dollar)	66	2,876	Long	12/22	(145)

S&P/TSX 60 Index (Canadian Dollar)	19	3,070	Long	12/22	(119)

Total					$(784)

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

At September 30, 2022, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF NET ASSETS

United States Dollar	55.9%

Japanese Yen	10.3

Hong Kong Dollar	7.7

All other currencies less than 5%	25.3

Total Investments	99.2

Other Assets less Liabilities	0.8

Net Assets	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on September 30, 2022 using adjustment factors designed to reflect more accurately the fair value of the securities. See Note 2 for a discussion of this procedure. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2022:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

Common Stocks:

Brazil	$3,315	$—	$ —	$3,315

Canada	15,550	—	—	15,550

Chile	823	—	—	823

China	3	36,267	1,348	37,618

Indonesia	—	1,080	70	1,150

Mexico	5,429	—	—	5,429

United States	565,968	—	34	566,002

All Other Countries(1)	—	389,516	—	389,516

Total Common Stocks	591,088	426,863	1,452	1,019,403

Investment Companies	7,507	—	—	7,507

Total Investments	$598,595	$426,863	$1,452	$1,026,910

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	85	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued	SEPTEMBER 30, 2022 (UNAUDITED)

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

OTHER FINANCIAL INSTRUMENTS

Assets

Forward Foreign
Currency Exchange
Contracts	$—	$47	$ —	$47

Liabilities

Forward Foreign
Currency Exchange
Contracts	—	(14)	—	(14)

Futures Contracts	(784)	—	—	(784)

Total Other Financial Instruments	$(784)	$33	$ —	$(751)

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

EQUITY FUNDS	86	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND	SEPTEMBER 30, 2022 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 98.8% (1)

Australia – 2.2%

APA Group	63,332	$387

Aristocrat Leisure Ltd.	32,918	687

ASX Ltd.	9,750	448

Aurizon Holdings Ltd.	101,443	223

Australia & New Zealand Banking Group Ltd.	160,009	2,323

BlueScope Steel Ltd.	24,874	241

Brambles Ltd.	78,770	571

Cochlear Ltd.	3,317	410

Coles Group Ltd.	74,040	779

Commonwealth Bank of Australia	90,803	5,277

Computershare Ltd.	27,449	435

Dexus	53,616	266

Domino’s Pizza Enterprises Ltd.	3,016	99

Endeavour Group Ltd.	66,229	297

Evolution Mining Ltd.	94,808	125

Fortescue Metals Group Ltd.	90,573	971

Goodman Group	92,061	920

GPT Group (The)	95,452	232

IDP Education Ltd.	10,385	174

Lendlease Corp. Ltd.	38,717	219

Macquarie Group Ltd.	19,608	1,903

Mineral Resources Ltd.	8,842	370

Mirvac Group	198,273	245

Newcrest Mining Ltd.	50,211	546

Northern Star Resources Ltd.	57,840	291

Orica Ltd.	23,233	195

QBE Insurance Group Ltd.	78,056	576

Ramsay Health Care Ltd.	8,996	330

REA Group Ltd.	2,769	201

Santos Ltd.	174,354	790

Scentre Group	301,158	485

SEEK Ltd.	16,340	198

Sonic Healthcare Ltd.	22,972	447

Stockland	118,228	246

Suncorp Group Ltd.	71,569	457

Telstra Corp. Ltd.	209,857	514

Transurban Group	168,082	1,318

Vicinity Centres	189,539	212

Woodside Energy Group Ltd.	101,142	2,057

		26,465

Austria – 0.1%

Mondi PLC	24,304	375

OMV A.G.	7,273	262

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 98.8% (1) continued

Austria – 0.1% continued

Verbund A.G.	3,334	$284

voestalpine A.G.	5,796	98

		1,019

Belgium – 0.1%

D’ieteren Group	1,228	172

KBC Group N.V.	13,561	636

Solvay S.A., Class A	3,723	285

Umicore S.A.	11,480	333

		1,426

Brazil – 0.2%

MercadoLibre, Inc.*	2,416	2,000

Wheaton Precious Metals Corp.	23,957	776

		2,776

Canada – 3.5%

Agnico Eagle Mines Ltd.	24,357	1,029

Alimentation Couche-Tard, Inc.	44,027	1,772

Aurora Cannabis, Inc.(2) *	1	—

Bank of Montreal	35,670	3,126

Bank of Nova Scotia (The)	63,636	3,027

Brookfield Asset Management, Inc., Class A	75,180	3,076

CAE, Inc.*	16,897	259

Cameco Corp.	20,492	544

Canadian Apartment Properties REIT	4,860	148

Canadian National Railway Co.	31,261	3,376

Canadian Tire Corp. Ltd., Class A	2,733	291

Enbridge, Inc.	107,942	4,002

FirstService Corp.	1,913	228

Fortis, Inc.	24,654	937

Gildan Activewear, Inc.	9,318	263

Hydro One Ltd.	17,654	432

Intact Financial Corp.	9,375	1,327

Ivanhoe Mines Ltd., Class A*	30,369	195

Keyera Corp.	11,887	245

Kinross Gold Corp.	68,427	258

Magna International, Inc.	15,212	722

Metro, Inc.	12,212	611

National Bank of Canada	17,920	1,123

Northland Power, Inc.	12,908	378

Nutrien Ltd.	29,312	2,445

Open Text Corp.	14,347	379

Parkland Corp.	8,829	189

Pembina Pipeline Corp.	29,965	910

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	87	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 98.8% (1) continued

Canada – 3.5% continued

Power Corp. of Canada	30,763	$693

Ritchie Bros. Auctioneers, Inc.	5,771	361

Rogers Communications, Inc., Class B	19,744	761

Shopify, Inc., Class A*	61,041	1,643

TELUS Corp.	26,173	520

Thomson Reuters Corp.	9,016	925

Toromont Industries Ltd.	4,246	296

Toronto-Dominion Bank (The)	96,523	5,920

		42,411

Chile – 0.0%

Antofagasta PLC	21,540	266

Lundin Mining Corp.	37,541	189

		455

China – 0.4%

BOC Hong Kong Holdings Ltd.	201,500	666

Chow Tai Fook Jewellery Group Ltd.	97,200	182

NXP Semiconductors N.V.	14,002	2,065

Prosus N.V.*	44,132	2,300

		5,213

Denmark – 1.2%

AP Moller - Maersk A/S, Class A	175	308

AP Moller - Maersk A/S, Class B	263	476

Chr Hansen Holding A/S	5,286	259

Coloplast A/S, Class B	6,081	615

Demant A/S*	5,098	125

Genmab A/S*	3,517	1,134

GN Store Nord A/S	6,648	116

Novo Nordisk A/S, Class B	88,017	8,773

Novozymes A/S, Class B	11,103	554

Orsted A/S(3)	10,139	807

Pandora A/S	4,770	222

Vestas Wind Systems A/S	54,036	991

		14,380

Finland – 0.5%

Elisa OYJ	7,222	327

Kesko OYJ, Class B	13,335	248

Neste OYJ	22,706	985

Nordea Bank Abp	182,424	1,561

Orion OYJ, Class B	5,925	250

Sampo OYJ, Class A	25,051	1,069

Stora Enso OYJ (Registered)	27,722	353

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 98.8% (1) continued

Finland – 0.5% continued

UPM-Kymmene OYJ	29,339	$932

Wartsila OYJ Abp	26,629	170

		5,895

France – 2.6%

Accor S.A.*	9,596	200

Air Liquide S.A.	27,843	3,170

Alstom S.A.	16,947	272

AXA S.A.	99,595	2,181

BioMerieux	2,051	162

BNP Paribas S.A.	59,281	2,503

Bouygues S.A.	11,428	298

Bureau Veritas S.A.	14,777	330

Carrefour S.A.	32,795	454

Cie Generale des Etablissements Michelin S.C.A.	35,002	780

Covivio	2,554	122

Danone S.A.	34,345	1,618

Eiffage S.A.	4,277	342

EssilorLuxottica S.A.	15,396	2,086

Gecina S.A.	2,490	194

Kering S.A.	3,995	1,767

Klepierre S.A.*	10,572	183

L’Oreal S.A.	12,820	4,082

Orange S.A.	107,606	973

Publicis Groupe S.A.	12,517	592

SEB S.A.	1,312	82

Societe Generale S.A.	42,619	846

Teleperformance	3,154	797

TotalEnergies S.E.	131,789	6,203

Unibail-Rodamco-Westfield*	6,448	265

Valeo	10,401	156

Vivendi S.E.	37,105	288

Worldline S.A.(3) *	12,887	504

		31,450

Germany – 1.5%

adidas A.G.	9,473	1,099

Allianz S.E. (Registered)	21,809	3,451

Bayerische Motoren Werke A.G.	17,790	1,216

Beiersdorf A.G.	5,370	531

Brenntag S.E.	8,016	489

Carl Zeiss Meditec A.G. (Bearer)	2,002	211

Commerzbank A.G.*	56,941	409

Deutsche Boerse A.G.	10,099	1,663

Evonik Industries A.G.	10,556	178

See Notes to the Financial Statements.

EQUITY FUNDS	88	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 98.8% (1) continued

Germany – 1.5% continued

GEA Group A.G.	7,719	$252

HeidelbergCement A.G.	7,224	289

HelloFresh S.E.*	7,976	168

Henkel A.G. & Co. KGaA	6,335	362

LEG Immobilien S.E.	3,723	224

Merck KGaA	6,921	1,130

MTU Aero Engines A.G.	2,708	409

Puma S.E.	5,388	252

SAP S.E.	55,668	4,589

Symrise A.G.	6,794	669

Telefonica Deutschland Holding A.G.	59,519	121

Zalando S.E.(3) *	12,219	242

		17,954

Hong Kong – 0.8%

AIA Group Ltd.	642,400	5,334

CK Infrastructure Holdings Ltd.	32,000	163

Hang Seng Bank Ltd.	39,778	601

HKT Trust & HKT Ltd.	197,000	231

Hong Kong & China Gas Co. Ltd.	576,462	506

MTR Corp. Ltd.	77,626	355

Prudential PLC	147,826	1,452

Sino Land Co. Ltd.	202,000	266

Swire Pacific Ltd., Class A	25,000	187

Swire Properties Ltd.	58,278	125

WH Group Ltd.(3)	450,000	283

		9,503

Ireland – 0.2%

CRH PLC	41,531	1,330

Kerry Group PLC, Class A	8,701	773

Kingspan Group PLC	8,022	358

Smurfit Kappa Group PLC	12,218	345

		2,806

Israel – 0.1%

Bank Leumi Le-Israel B.M.	79,335	676

Italy – 0.3%

Amplifon S.p.A.	6,088	159

Coca-Cola HBC A.G. - CDI*	10,760	227

Enel S.p.A.	435,796	1,786

Intesa Sanpaolo S.p.A.	881,709	1,451

Nexi S.p.A.(3) *	25,924	209

Prysmian S.p.A.	12,704	364

		4,196

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 98.8% (1) continued

Japan – 6.2%

Aeon Co. Ltd.	33,600	$629

Ajinomoto Co., Inc.	23,800	648

ANA Holdings, Inc.*	7,000	132

Asahi Kasei Corp.	71,300	472

Astellas Pharma, Inc.	99,100	1,310

Azbil Corp.	4,900	128

Bridgestone Corp.	30,700	992

Chugai Pharmaceutical Co. Ltd.	36,230	905

Dai Nippon Printing Co. Ltd.	11,200	223

Daifuku Co. Ltd.	5,700	268

Dai-ichi Life Holdings, Inc.	52,600	836

Daiichi Sankyo Co. Ltd.	93,200	2,593

Daikin Industries Ltd.	13,300	2,055

Daiwa House Industry Co. Ltd.	33,300	679

Denso Corp.	23,200	1,059

Eisai Co. Ltd.	13,105	703

FANUC Corp.	10,300	1,425

Fast Retailing Co. Ltd.	3,100	1,647

FUJIFILM Holdings Corp.	19,500	892

Fujitsu Ltd.	10,500	1,132

Hankyu Hanshin Holdings, Inc.	12,300	370

Hikari Tsushin, Inc.	1,300	152

Hirose Electric Co. Ltd.	1,800	234

Hitachi Construction Machinery Co. Ltd.	4,200	78

Hitachi Metals Ltd.*	9,900	149

Hoshizaki Corp.	5,400	149

Hoya Corp.	19,500	1,875

Hulic Co. Ltd.	18,900	139

Ibiden Co. Ltd.	6,700	184

Inpex Corp.	53,800	505

Isuzu Motors Ltd.	29,300	324

Ito En Lt d.	3,300	133

ITOCHU Corp.	63,700	1,544

Japan Real Estate Investment Corp.	61	251

JFE Holdings, Inc.	26,700	249

JSR Corp.	10,100	192

Kajima Corp.	23,100	219

Kao Corp.	25,800	1,046

KDDI Corp.	85,900	2,519

Keio Corp.	5,900	213

Kikkoman Corp.	7,900	444

Komatsu Ltd.	47,800	864

Kubota Corp.	52,100	722

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	89	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 98.8% (1) continued

Japan – 6.2% continued

Kurita Water Industries Ltd.	6,200	$219

Lixil Corp.	16,200	235

Marubeni Corp.	79,700	700

Mazda Motor Corp.	28,500	189

McDonald’s Holdings Co. Japan Ltd.	5,000	174

MEIJI Holdings Co. Ltd.	5,200	231

Mitsubishi Chemical Holdings Corp.	69,300	318

Mitsubishi Estate Co. Ltd.	60,900	799

Mitsui & Co. Ltd.	74,900	1,607

Mitsui Chemicals, Inc.	10,400	203

MS&AD Insurance Group Holdings, Inc.	23,000	609

Murata Manufacturing Co. Ltd.	30,745	1,412

Nintendo Co. Ltd.	59,000	2,389

Nippon Building Fund, Inc.	79	347

NIPPON EXPRESS HOLDINGS, Inc.	3,800	192

Nippon Paint Holdings Co. Ltd.	41,800	280

Nippon Prologis REIT, Inc.	105	229

Nippon Steel Corp.	44,100	614

Nippon Yusen K.K.	26,100	446

Nissin Foods Holdings Co. Ltd.	3,100	215

Nitori Holdings Co. Ltd.	4,400	368

Nitto Denko Corp.	7,800	423

Nomura Holdings, Inc.	146,900	485

Nomura Real Estate Holdings, Inc.	6,000	136

Nomura Research Institute Ltd.	17,076	420

NTT Data Corp.	34,400	445

Obayashi Corp.	32,300	207

Odakyu Electric Railway Co. Ltd.	14,600	187

Omron Corp.	9,700	442

Open House Group Co. Ltd.	4,000	136

Oriental Land Co. Ltd.	10,700	1,458

ORIX Corp.	61,800	869

Osaka Gas Co. Ltd.	18,700	282

Pan Pacific International Holdings Corp.	19,900	350

Panasonic Corp.	120,800	848

Rakuten Group, Inc.	42,400	182

Recruit Holdings Co. Ltd.	76,900	2,220

Rohm Co. Ltd.	4,700	308

SCSK Corp.	9,600	144

Sekisui Chemical Co. Ltd.	18,400	225

Sekisui House Ltd.	35,000	581

Seven & i Holdings Co. Ltd.	40,300	1,619

SG Holdings Co. Ltd.	15,700	213

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 98.8% (1) continued

Japan – 6.2% continued

Sharp Corp.	12,200	$73

Shimadzu Corp.	11,800	307

Shimizu Corp.	28,500	140

Shin-Etsu Chemical Co. Ltd.	20,000	1,986

Shionogi & Co. Ltd.	13,800	668

SoftBank Corp.	154,500	1,545

Sompo Holdings, Inc.	16,100	642

Sony Group Corp.	67,200	4,325

Sumitomo Chemical Co. Ltd.	74,000	256

Sumitomo Electric Industries Ltd.	41,500	421

Sumitomo Metal Mining Co. Ltd.	13,500	389

Sumitomo Mitsui Trust Holdings, Inc.	17,600	497

Sumitomo Realty & Development Co. Ltd.	17,200	392

Suntory Beverage & Food Ltd.	8,000	284

Sysmex Corp.	8,742	470

Taisei Corp.	10,100	281

TDK Corp.	20,900	634

Terumo Corp.	34,800	982

Tobu Railway Co. Ltd.	10,500	248

Tokyo Electron Ltd.	8,000	1,981

Tokyo Gas Co. Ltd.	19,500	329

Tokyu Corp.	28,800	328

Toray Industries, Inc.	72,300	355

Tosoh Corp.	12,500	140

TOTO Ltd.	7,800	260

Unicharm Corp.	20,800	680

USS Co. Ltd.	11,000	169

West Japan Railway Co.	12,100	464

Yamaha Corp.	7,600	271

Yamaha Motor Co. Ltd.	15,000	281

Yaskawa Electric Corp.	12,000	346

Yokogawa Electric Corp.	11,200	177

Z Holdings Corp.	139,300	362

ZOZO, Inc.	6,300	126

		76,048

Netherlands – 1.4%

Akzo Nobel N.V.	9,860	556

ASML Holding N.V.	21,599	8,959

IMCD N.V.	2,820	335

ING Groep N.V.	208,209	1,785

JDE Peet’s N.V.	4,887	143

Koninklijke Ahold Delhaize N.V.	55,758	1,420

Koninklijke DSM N.V.	9,403	1,066

See Notes to the Financial Statements.

EQUITY FUNDS	90	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 98.8% (1) continued

Netherlands – 1.4% continued

Koninklijke KPN N.V.	180,054	$488

NN Group N.V.	14,268	555

Randstad N.V.	6,024	261

Wolters Kluwer N.V.	14,010	1,364

		16,932

New Zealand – 0.1%

Auckland International Airport Ltd.*	61,662	248

Fisher & Paykel Healthcare Corp. Ltd.	28,490	294

Mercury NZ Ltd.	36,019	115

Meridian Energy Ltd.	70,367	189

Spark New Zealand Ltd.	102,994	288

Xero Ltd.*	7,046	324

		1,458

Norway – 0.4%

Aker BP ASA	16,241	466

DNB Bank ASA	48,244	764

Equinor ASA	52,440	1,730

Gjensidige Forsikring ASA	10,207	175

Mowi ASA	23,424	297

Norsk Hydro ASA	67,958	365

Orkla ASA	40,140	291

Salmar ASA	2,965	100

Telenor ASA	34,986	319

		4,507

Portugal – 0.0%

Banco Espirito Santo S.A.(Registered)(4)*	29,034	—

Galp Energia SGPS S.A.	26,945	258

Jeronimo Martins SGPS S.A.	14,779	276

		534

Singapore – 0.3%

CapitaLand Integrated Commercial Trust	280,073	372

Capitaland Investment Ltd.	132,358	319

City Developments Ltd.	21,100	111

Grab Holdings Ltd., Class A*	66,041	174

Keppel Corp. Ltd.	77,300	371

Singapore Airlines Ltd.*	68,900	243

Singapore Exchange Ltd.	42,000	275

United Overseas Bank Ltd.	64,800	1,177

UOL Group Ltd.	19,182	89

		3,131

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 98.8% (1) continued

South Korea – 0.0%

Delivery Hero S.E.*	8,505	$315

Spain – 0.6%

Banco Bilbao Vizcaya Argentaria S.A.	356,026	1,599

Iberdrola S.A.	317,097	2,948

Industria de Diseno Textil S.A.	58,407	1,206

Naturgy Energy Group S.A.	7,161	165

Red Electrica Corp. S.A.	21,895	335

Repsol S.A.	78,520	904

		7,157

Sweden – 0.8%

Alfa Laval AB	15,811	391

Assa Abloy AB, Class B	54,183	1,013

Atlas Copco AB, Class A	140,694	1,303

Atlas Copco AB, Class B	87,295	722

Boliden AB	13,873	429

Electrolux AB, Class B	11,819	122

Epiroc AB, Class A	36,991	529

Epiroc AB, Class B	19,274	242

EQT AB	16,222	312

Essity AB, Class B	33,006	652

Hennes & Mauritz AB, Class B	40,737	376

Holmen AB, Class B	4,696	179

Husqvarna AB, Class B	19,762	109

Nibe Industrier AB, Class B	81,066	720

Sandvik AB	55,107	750

SKF AB, Class B	19,428	260

Svenska Cellulosa AB S.C.A., Class B	30,422	386

Tele2 AB, Class B	28,385	245

Telefonaktiebolaget LM Ericsson, Class B	156,268	910

Telia Co. AB	139,479	401

		10,051

Switzerland – 1.3%

ABB Ltd. (Registered)	88,211	2,272

Adecco Group A.G. (Registered)	8,208	225

Chocoladefabriken Lindt & Spruengli A.G. (Participation Certificate)	57	551

Chocoladefabriken Lindt & Spruengli A.G. (Registered)	6	595

Cie Financiere Richemont S.A., Class A (Registered)	27,848	2,613

Clariant A.G. (Registered)*	10,405	166

Geberit A.G. (Registered)	2,000	856

Givaudan S.A. (Registered)	494	1,489

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	91	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 98.8% (1) continued

Switzerland – 1.3% continued

Kuehne + Nagel International A.G. (Registered)	2,792	$566

Lonza Group A.G. (Registered)	3,983	1,937

SGS S.A. (Registered)	341	728

Sika A.G. (Registered)	7,854	1,573

Sonova Holding A.G. (Registered)	2,793	614

Straumann Holding A.G. (Registered)	5,760	524

Swiss Life Holding A.G. (Registered)	1,643	724

Temenos A.G. (Registered)	3,121	210

		15,643

United Kingdom – 4.4%

abrdn PLC	109,625	167

Ashtead Group PLC	23,781	1,062

Associated British Foods PLC	18,022	251

AstraZeneca PLC	82,410	9,063

Barratt Developments PLC	52,489	199

Berkeley Group Holdings PLC	5,927	217

British Land (The) Co. PLC	43,288	167

BT Group PLC	372,415	503

Bunzl PLC	18,291	557

Burberry Group PLC	20,154	402

CNH Industrial N.V.	55,498	619

Coca-Cola Europacific Partners PLC	11,178	476

Compass Group PLC	96,586	1,931

Croda International PLC	7,000	500

DCC PLC	4,954	258

HSBC Holdings PLC	1,069,314	5,541

Informa PLC	77,577	447

InterContinental Hotels Group PLC	9,314	447

Intertek Group PLC	9,094	374

J Sainsbury PLC	86,975	168

Johnson Matthey PLC	9,178	187

Kingfisher PLC	101,266	246

Land Securities Group PLC	35,050	202

Legal & General Group PLC	309,715	741

Linde PLC	26,699	7,198

Lloyds Banking Group PLC	3,732,584	1,705

National Grid PLC	196,039	2,023

Next PLC	6,462	343

Ocado Group PLC*	29,204	152

Pearson PLC	33,544	321

Persimmon PLC	15,945	219

Reckitt Benckiser Group PLC	38,133	2,520

RELX PLC (Berlin Stock Exchange)	103,301	2,522

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 98.8% (1) continued

United Kingdom – 4.4% continued

Rentokil Initial PLC	103,785	$548

Schroders PLC	38,165	165

Segro PLC	68,221	572

Spirax-Sarco Engineering PLC	3,802	437

St. James’s Place PLC	27,350	312

Taylor Wimpey PLC	177,026	173

Tesco PLC	414,197	948

Unilever PLC	135,971	5,983

Vodafone Group PLC	1,435,921	1,617

Whitbread PLC	10,190	260

WPP PLC	56,395	467

		53,210

United States – 69.6%

3M Co.	29,499	3,260

A.O. Smith Corp.	6,466	314

ABIOMED, Inc.*	2,482	610

Accenture PLC, Class A	33,635	8,654

Adobe, Inc.*	25,108	6,910

Advance Auto Parts, Inc.	3,142	491

Aflac, Inc.	32,621	1,833

Agilent Technologies, Inc.	15,927	1,936

Align Technology, Inc.*	4,016	832

Allegion PLC	4,614	414

Allstate (The) Corp.	14,627	1,822

Ally Financial, Inc.	16,336	455

Alphabet, Inc., Class A*	319,590	30,569

Alphabet, Inc., Class C*	299,468	28,794

Amcor PLC	81,669	876

AMERCO	476	242

American Express Co.	34,052	4,594

American International Group, Inc.	42,372	2,012

American Tower Corp.	24,262	5,209

American Water Works Co., Inc.	9,690	1,261

Ameriprise Financial, Inc.	5,892	1,485

AmerisourceBergen Corp.	8,397	1,136

Amgen, Inc.	28,367	6,394

Annaly Capital Management, Inc.	21,923	376

ANSYS, Inc.*	4,701	1,042

Applied Materials, Inc.	46,274	3,791

Aptiv PLC*	14,550	1,138

Arch Capital Group Ltd.*	20,129	917

Arthur J. Gallagher & Co.	11,140	1,907

Assurant, Inc.	2,728	396

Atmos Energy Corp.	7,225	736

See Notes to the Financial Statements.

EQUITY FUNDS	92	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 98.8% (1) continued

United States – 69.6% continued

Autodesk, Inc.*	11,591	$2,165

Automatic Data Processing, Inc.	22,312	5,047

Baker Hughes Co.	52,361	1,097

Ball Corp.	17,073	825

Bank of New York Mellon (The) Corp.	40,945	1,577

Baxter International, Inc.	26,877	1,448

Best Buy Co., Inc.	10,907	691

Biogen, Inc.*	7,790	2,080

BioMarin Pharmaceutical, Inc.*	9,520	807

Bio-Techne Corp.	2,129	605

BlackRock, Inc.	8,055	4,433

BorgWarner, Inc.	13,087	411

Boston Properties, Inc.	8,189	614

Bristol-Myers Squibb Co.	113,152	8,044

Bunge Ltd.	7,726	638

Burlington Stores, Inc.*	3,345	374

C.H. Robinson Worldwide, Inc.	6,807	656

Cable One, Inc.	264	225

Cadence Design Systems, Inc.*	14,689	2,401

Campbell Soup Co.	10,962	517

Cardinal Health, Inc.	14,057	937

Carlyle Group (The), Inc.	9,739	252

CarMax, Inc.*	8,601	568

Carrier Global Corp.	45,231	1,608

Catalent, Inc.*	8,799	637

Caterpillar, Inc.	28,354	4,652

Cboe Global Markets, Inc.	5,586	656

CBRE Group, Inc., Class A*	17,530	1,183

Celanese Corp.	5,555	502

Charles Schwab (The) Corp.	77,213	5,549

Cheniere Energy, Inc.	12,167	2,019

Chubb Ltd.	22,600	4,111

Cigna Corp.	16,880	4,684

Cisco Systems, Inc.	219,923	8,797

Citizens Financial Group, Inc.	25,586	879

Citrix Systems, Inc.	6,780	704

Clorox (The) Co.	6,561	842

CME Group, Inc.	19,088	3,381

Coca-Cola (The) Co.	218,387	12,234

Cognex Corp.	9,250	383

Colgate-Palmolive Co.	42,239	2,967

Conagra Brands, Inc.	25,675	838

Consolidated Edison, Inc.	18,829	1,615

Copart, Inc.*	11,439	1,217

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 98.8% (1) continued

United States – 69.6% continued

Crown Castle, Inc.	23,052	$3,332

CSX Corp.	115,768	3,084

Cummins, Inc.	7,537	1,534

DaVita, Inc.*	3,178	263

Deere & Co.	15,428	5,151

Delta Air Lines, Inc.*	8,745	245

DENTSPLY SIRONA, Inc.	10,534	299

Dexcom, Inc.*	20,913	1,684

Discover Financial Services	15,051	1,368

Dover Corp.	7,825	912

Eaton Corp. PLC	21,228	2,831

eBay, Inc.	30,017	1,105

Ecolab, Inc.	13,683	1,976

Edison International	20,335	1,151

Edwards Lifesciences Corp.*	33,075	2,733

Elanco Animal Health, Inc.*	20,962	260

Electronic Arts, Inc.	14,878	1,722

Elevance Health, Inc.	12,819	5,823

Eli Lilly & Co.	42,888	13,868

Equinix, Inc.	4,851	2,759

Equitable Holdings, Inc.	19,246	507

Essential Utilities, Inc.	13,478	558

Estee Lauder (The) Cos., Inc., Class A	12,341	2,664

Eversource Energy	18,338	1,430

Expeditors International of Washington, Inc.	8,995	794

FactSet Research Systems, Inc.	2,002	801

Fastenal Co.	30,607	1,409

Ferguson PLC	11,538	1,201

First Republic Bank	9,547	1,246

Fortive Corp.	18,197	1,061

Fortune Brands Home & Security, Inc.	6,546	351

Franklin Resources, Inc.	15,640	337

Generac Holdings, Inc.*	3,417	609

General Mills, Inc.	32,009	2,452

Genuine Parts Co.	7,578	1,132

Gilead Sciences, Inc.	66,575	4,107

GSK PLC	217,237	3,169

Guidewire Software, Inc.*	3,989	246

Halliburton Co.	48,014	1,182

Hartford Financial Services Group (The), Inc.	17,608	1,091

Hasbro, Inc.	6,650	448

HCA Healthcare, Inc.	12,586	2,313

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	93	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 98.8% (1) continued

United States – 69.6% continued

Healthpeak Properties, Inc.	27,713	$635

Hewlett Packard Enterprise Co.	66,997	803

Hilton Worldwide Holdings, Inc.	14,892	1,796

Hologic, Inc.*	13,354	862

Home Depot (The), Inc.	54,579	15,061

Hormel Foods Corp.	16,035	729

HP, Inc.	56,338	1,404

HubSpot, Inc.*	2,439	659

Humana, Inc.	6,732	3,266

Huntington Bancshares, Inc.	76,797	1,012

IDEX Corp.	4,063	812

IDEXX Laboratories, Inc.*	4,492	1,464

Illinois Tool Works, Inc.	16,533	2,987

Illumina, Inc.*	8,377	1,598

Ingersoll Rand, Inc.	21,807	943

Insulet Corp.*	3,722	854

Intel Corp.	217,318	5,600

Intercontinental Exchange, Inc.	29,678	2,681

International Business Machines Corp.	47,801	5,679

International Flavors & Fragrances, Inc.	13,635	1,238

International Paper Co.	19,148	607

Interpublic Group of (The) Cos., Inc.	19,963	511

Intuit, Inc.	14,253	5,520

Invesco Ltd.	17,266	237

James Hardie Industries PLC - CDI	24,718	481

Jazz Pharmaceuticals PLC*	3,365	449

JB Hunt Transport Services, Inc.	4,275	669

Johnson & Johnson	139,599	22,805

Johnson Controls International PLC	37,025	1,822

Kellogg Co.	13,511	941

Keurig Dr. Pepper, Inc.	41,635	1,491

KeyCorp	48,068	770

Keysight Technologies, Inc.*	9,732	1,531

Kimberly-Clark Corp.	17,924	2,017

Kinder Morgan, Inc.	108,884	1,812

Knight-Swift Transportation Holdings, Inc.	7,797	382

Kroger (The) Co.	36,738	1,607

Laboratory Corp. of America Holdings	5,024	1,029

Lam Research Corp.	7,377	2,700

Lear Corp.	2,956	354

Lennox International, Inc.	1,696	378

Lincoln National Corp.	8,335	366

LKQ Corp.	14,399	679

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 98.8% (1) continued

United States – 69.6% continued

Loews Corp.	11,451	$571

Lowe’s Cos., Inc.	33,971	6,380

LPL Financial Holdings, Inc.	4,272	933

Lululemon Athletica, Inc.*	6,198	1,733

Lumen Technologies, Inc.	50,350	367

Marathon Petroleum Corp.	28,779	2,859

MarketAxess Holdings, Inc.	2,016	449

Marsh & McLennan Cos., Inc.	26,597	3,971

Martin Marietta Materials, Inc.	3,342	1,076

Masco Corp.	12,602	588

Mastercard, Inc., Class A	46,118	13,113

McCormick & Co., Inc. (Non Voting)	13,433	957

McDonald’s Corp.	39,275	9,062

Merck & Co., Inc.	134,320	11,568

Mettler-Toledo International, Inc.*	1,209	1,311

Microsoft Corp.	377,274	87,867

Moody’s Corp.	8,817	2,144

Morgan Stanley	69,687	5,506

Mosaic (The) Co.	19,293	932

Motorola Solutions, Inc.	8,900	1,993

Nasdaq, Inc.	18,386	1,042

Newell Brands, Inc.	20,356	283

Newmont Corp.	42,163	1,772

NIKE, Inc., Class B	67,409	5,603

Norfolk Southern Corp.	12,692	2,661

Northern Trust Corp.(5)	10,653	912

NortonLifeLock, Inc.	32,218	649

Novocure Ltd.*	4,898	372

Nucor Corp.	14,154	1,514

NVIDIA Corp.	133,024	16,148

Old Dominion Freight Line, Inc.	5,137	1,278

ONEOK, Inc.	23,991	1,229

Otis Worldwide Corp.	22,595	1,442

Owens Corning	4,887	384

Pentair PLC	9,286	377

PepsiCo, Inc.	73,336	11,973

Phillips 66	25,613	2,067

Plug Power, Inc.*	27,743	583

PNC Financial Services Group (The),

Inc.	22,039	3,293

Pool Corp.	2,150	684

PPG Industries, Inc.	12,601	1,395

Principal Financial Group, Inc.	13,502	974

Procter & Gamble (The) Co.	127,245	16,065

See Notes to the Financial Statements.

EQUITY FUNDS	94	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 98.8% (1) continued

United States – 69.6% continued

Progressive (The) Corp.	31,019	$3,605

Prologis, Inc.	48,983	4,977

Prudential Financial, Inc.	20,290	1,740

Quanta Services, Inc.	7,667	977

Quest Diagnostics, Inc.	6,011	738

Raymond James Financial, Inc.	10,418	1,030

Regions Financial Corp.	49,668	997

Republic Services, Inc.	11,680	1,589

ResMed, Inc.	7,800	1,703

Rivian Automotive, Inc., Class A*	16,712	550

Robert Half International, Inc.	5,722	438

Roche Holding A.G. (Genusschein)	37,318	12,168

Rockwell Automation, Inc.	6,193	1,332

Rollins, Inc.	11,718	406

Roper Technologies, Inc.	5,660	2,036

S&P Global, Inc.	18,423	5,625

Salesforce, Inc.*	52,846	7,601

SBA Communications Corp.	5,766	1,641

Schlumberger N.V.	75,035	2,694

Schneider Electric S.E.	28,900	3,242

Sempra Energy	16,710	2,506

ServiceNow, Inc.*	10,667	4,028

Sherwin-Williams (The) Co.	13,132	2,689

Sirius XM Holdings, Inc.	38,788	221

Snap-on, Inc.	2,758	555

Splunk, Inc.*	8,632	649

State Street Corp.	19,660	1,196

Steel Dynamics, Inc.	10,087	716

STERIS PLC	5,415	900

SVB Financial Group*	3,139	1,054

Swiss Re A.G.	16,170	1,188

Synchrony Financial	26,107	736

T. Rowe Price Group, Inc.	12,176	1,279

Take-Two Interactive Software, Inc.*	8,658	944

Targa Resources Corp.	11,108	670

Target Corp.	24,642	3,657

Teladoc Health, Inc.*	8,748	222

Teleflex, Inc.	2,489	501

Tenaris S.A.	22,918	297

Tesla, Inc.*	140,333	37,223

Texas Instruments, Inc.	48,898	7,568

Thermo Fisher Scientific, Inc.	20,794	10,547

TJX (The) Cos., Inc.	62,305	3,870

Tractor Supply Co.	5,779	1,074

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 98.8% (1) continued

United States – 69.6% continued

Trane Technologies PLC	12,422	$1,799

Travelers (The) Cos., Inc.	12,735	1,951

Trimble, Inc.*	13,112	712

Truist Financial Corp.	70,724	3,079

U.S. Bancorp	74,951	3,022

UGI Corp.	10,522	340

Ulta Beauty, Inc.*	2,757	1,106

Union Pacific Corp.	33,392	6,505

United Parcel Service, Inc., Class B	39,017	6,303

United Rentals, Inc.*	3,830	1,035

Vail Resorts, Inc.	2,171	468

Valero Energy Corp.	21,718	2,321

Ventas, Inc.	21,618	868

Verizon Communications, Inc.	223,171	8,474

Vertex Pharmaceuticals, Inc.*	13,578	3,931

VF Corp.	17,924	536

Visa, Inc., Class A	87,390	15,525

VMware, Inc., Class A	11,215	1,194

W.W. Grainger, Inc.	2,443	1,195

Walt Disney (The) Co.*	96,863	9,137

Warner Bros. Discovery, Inc.*	123,180	1,417

Waters Corp.*	3,218	867

Webster Financial Corp.	9,529	431

Welltower, Inc.	24,368	1,567

West Pharmaceutical Services, Inc.	3,973	978

Western Union (The) Co.	20,109	271

Westrock Co.	12,892	398

Weyerhaeuser Co.	39,896	1,139

Williams (The) Cos., Inc.	64,945	1,859

Willis Towers Watson PLC	5,935	1,193

Xylem, Inc.	9,642	842

Zebra Technologies Corp., Class A*	2,752	721

Zendesk, Inc.*	6,554	499

Zoetis, Inc.	25,046	3,714

ZoomInfo Technologies, Inc.*	13,499	562

		848,143

Total Common Stocks

(Cost $1,148,273)		1,203,754

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	95	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

PREFERRED STOCKS – 0.1% (1)

Germany – 0.1%

Bayerische Motoren Werke A.G., 8.77%(6)	3,365	$220

Henkel A.G. & Co. KGaA, 3.04%(6)	9,103	544

		764

Total Preferred Stocks

(Cost $987)		764

INVESTMENT COMPANIES – 0 .4%

Northern Institutional Funds - U.S. Government Portfolio (Shares), 2.31%(7) (8)	4,834,328	4,834

Total Investment Companies

(Cost $4,834)		4,834

Total Investments – 99.3%

(Cost $1,154,094)		1,209,352

Other Assets less Liabilities – 0.7%		8,787

Net Assets – 100.0%		$1,218,139

(1)	Adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(2)	Value rounds to less than one thousand.
(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(4)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(5)	Investment in affiliate.
(6)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(7)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(8)	7-day current yield as of September 30, 2022 is disclosed.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

CDI – CREST Depository Interest

FTSE – Financial Times Stock Exchange

REIT – Real Estate Investment Trust

S&P – Standard & Poor’s

Percentages shown are based on Net Assets.

At September 30, 2022, the Fund had outstanding forward foreign currency exchange contracts as follows:

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000S)

Citibank	Swiss Franc	313	United States Dollar	326	12/21/22	$ 6

Goldman Sachs	Hong Kong Dollar	913	United States Dollar	117	12/21/22	—

Morgan Stanley	Australian Dollar	211	United States Dollar	141	12/21/22	6

Subtotal Appreciation						12

BNY Mellon	United States Dollar	383	British Pound	336	12/21/22	(8)

BNY Mellon	United States Dollar	765	Japanese Yen	108,590	12/21/22	(8)

Citibank	Japanese Yen	109,000	United States Dollar	760	12/21/22	—

Morgan Stanley	United States Dollar	49	Danish Krone	361	12/21/22	(1)

Morgan Stanley	United States Dollar	533	Euro	530	12/21/22	(10)

Morgan Stanley	United States Dollar	31	Swedish Krona	332	12/21/22	(1)

Toronto-Dominion Bank	United States Dollar	231	Canadian Dollar	307	12/21/22	(8)

Subtotal Depreciation						(36)

Total						$(24)

At September 30, 2022, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)(1)

E-Mini S&P 500 (United States Dollar)	49	$8,824	Long	12/22	$(658)

Euro Stoxx 50 (Euro)	45	1,462	Long	12/22	(80)

FTSE 100 Index (British Pound)	10	772	Long	12/22	(42)

SPI 200 Index (Australian Dollar)	5	517	Long	12/22	(27)

Topix Index (Japanese Yen)	8	1,015	Long	12/22	(34)

Total					$(841)

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

See Notes to the Financial Statements.

EQUITY FUNDS	96	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

At September 30, 2022, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF NET ASSETS

United States Dollar	69.2%

Euro	7.8

Japanese Yen	6.2

All other currencies less than 5%	16.1

Total Investments	99.3

Other Assets less Liabilities	0.7

Net Assets	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).The Fund adjusted the price of certain foreign equity securities held in its portfolio on September 30, 2022 using adjustment factors designed to reflect more accurately the fair value of the securities. See Note 2 for a discussion of this procedure. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2022:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

Common Stocks:

Brazil	$2,776	$—	$—	$2,776

Canada	42,411	—	—	42,411

Chile	189	266	—	455

China	2,065	3,148	—	5,213

Singapore	174	2,957	—	3,131

United Kingdom	7,674	45,536	—	53,210

United States	825,693	22,450	—	848,143

All Other Countries(1)	—	248,415	—	248,415

Total Common Stocks	880,982	322,772	—	1,203,754

Preferred Stocks	—	764	—	764

Investment Companies	4,834	—	—	4,834

Total Investments	$885,816	$323,536	$—	$1,209,352

OTHER FINANCIAL INSTRUMENTS

Assets

Forward Foreign Currency Exchange Contracts	$—	$12	$—	$12

Liabilities

Forward Foreign Currency Exchange Contracts	—	(36)	—	(36)

Futures Contracts	(841)	—	—	(841)

Total Other Financial Instruments	$(841)	$(24)	$—	$(865)
(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	97	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL TACTICAL ASSET ALLOCATION FUND

	NUMBER OF SHARES	VALUE (000S)

INVESTMENT COMPANIES – 100.2%

FlexShares® Credit-Scored U.S. Corporate Bond Index Fund(1)	37,314	$1,703

FlexShares® Credit-Scored U.S. Long Corporate Bond Index Fund(1)	5,002	203

FlexShares® Developed Markets ex-U.S. Quality Low Volatility Index Fund(1)	94,637	2,033

FlexShares® Disciplined Duration MBS Index Fund(1)	312,228	6,309

FlexShares® Global Quality Real Estate Index Fund(1)	38,405	1,924

FlexShares® High Yield Value-Scored Bond Index Fund(1)	318,074	12,434

FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund(1)	222,788	5,213

FlexShares® International Quality Dividend Index Fund(1)	248,608	4,425

FlexShares® Morningstar Developed Markets ex-U.S. Factor Tilt Index Fund(1)	86,778	4,485

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund(1)	45,965	1,952

FlexShares® Morningstar Global Upstream Natural Resources Index Fund(1)	106,379	3,999

FlexShares® Morningstar U.S. Market Factor Tilt Index Fund(1)	80,670	11,154

FlexShares® Quality Dividend Index Fund(1)	194,190	9,175

FlexShares® Ready Access Variable Income Fund(1)	58,275	4,335

FlexShares® STOXX Global Broad Infrastructure Index Fund(1)	85,099	3,886

FlexShares® U.S. Quality Low Volatility Index Fund(1)	164,341	7,624

iShares 10+ Year Investment Grade Corporate Bond ETF	19,041	918

iShares 1-5 Year Investment Grade Corporate Bond ETF	120,451	5,936

iShares 20+ Year Treasury Bond ETF	30,985	3,174

iShares 3-7 Year Treasury Bond ETF	36,617	4,185

iShares 5-10 Year Investment Grade Corporate Bond ETF	26,127	1,261

iShares 7-10 Year Treasury Bond ETF	22,107	2,122

	NUMBER OF SHARES	VALUE (000S)

INVESTMENT COMPANIES - 100.2% continued

iShares MBS ETF	39,173	$3,588

Northern Institutional Funds - U.S. Government Portfolio (Shares), 2.31%(1) (2)	267,138	267

Total Investment Companies

(Cost $112,221)		102,305

Total Investments – 100.2%

(Cost $112,221)		102,305

Liabilities less Other Assets – (0.2%)		(176)

NET ASSETS – 100.0%		$102,129

(1)	Investment in affiliated fund. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds and FlexShares Trust.
(2)	7-day current yield as of September 30, 2022 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ETF - Exchange-Traded Fund

MBS - Mortgage Backed Securities

TIPS - Treasury Inflation Protected Securities

Percentages shown are based on Net Assets.

See Notes to the Financial Statements.

EQUITY FUNDS	98	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

At September 30, 2022, the asset class weightings for the Fund were:

ASSET CLASS	WEIGHT	INVESTMENT VEHICLE

U.S. Equity	10.9%	FlexShares® Morningstar U.S. Market Factor Tilt Index Fund

U.S. Equity	9.0	FlexShares® Quality Dividend Index Fund

U.S. Equity	7.5	FlexShares® U.S. Quality Low Volatility Index Fund

U.S. Equity	4.2	FlexShares® Ready Access Variable Income Fund

Non U.S. Equity - Developed	4.4	FlexShares® Morningstar Developed Markets ex-U.S. Factor Tilt Index Fund

Non U.S. Equity - Developed	4.3	FlexShares® International Quality Dividend Index Fund

Non U.S. Equity - Developed	2.0	FlexShares® Developed Markets ex-U.S. Quality Low Volatility Index Fund

Non U.S. Equity - Emerging Markets	1.9	FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

Global Real Estate	1.9	FlexShares® Global Quality Real Estate Index Fund

U.S. Bonds - High Yield	12.1	FlexShares® High Yield Value-Scored Bond Index Fund

U.S. Bonds - Investment Grade	6.2	FlexShares® Disciplined Duration MBS Index Fund

U.S. Bonds - Investment Grade	5.8	iShares 1-5 Year Investment Grade Corporate Bond ETF

U.S. Bonds - Investment Grade	5.1	FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund

U.S. Bonds- Investment Grade	4.1	iShares 3-7 Year Treasury Bond ETF

U.S. Bonds - Investment Grade	3.5	iShares MBS ETF

U.S. Bonds - Investment Grade	3.1	iShares 20+ Year Treasury Bond ETF

U.S. Bonds–Investment Grade	2.1	iShares 7-10 Year Treasury Bond ETF

U.S. Bonds - Investment Grade	1.7	FlexShares® Credit-Scored U.S. Corporate Bond Index Fund

U.S. Bonds - Investment Grade	1.2	iShares 5-10 Year Investment Grade Corporate Bond ETF

U.S. Bonds - Investment Grade	0.9	iShares 10+ Year Investment Grade Corporate Bond ETF

U.S. Bonds - Investment Grade	0.2	FlexShares® Credit-Scored U.S. Long Corporate Bond Index Fund

Global Infrastructure	3.8	FlexShares® STOXX Global Broad Infrastructure Index Fund

Commodities/Natural Resources	3.9	FlexShares® Morningstar Global Upstream Natural Resources Index Fund

Cash	0.2	Northern Institutional Funds - U.S. Government Portfolio (Shares)

Total	100.0%

At September 30, 2022, the security types for the Fund were:

SECURITY TYPE(1)	% OF NET ASSETS

Investment Companies	100.2%
(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are notnecessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2022:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

Investment Companies	$102,305	$—	$—	$102,305

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	99	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

INCOME EQUITY FUND

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 99.0%

Aerospace & Defense – 1.2%

Lockheed Martin Corp.	4,014	$1,551

Air Freight & Logistics – 1.3%

United Parcel Service, Inc., Class B	10,415	1,682

Automobiles – 1.4%

Tesla, Inc.(1) *	6,615	1,755

Banks – 3.2%

Bank of Hawaii Corp.	5,414	412

Citigroup, Inc.	36,355	1,515

Cullen/Frost Bankers, Inc.	3,277	433

First Hawaiian, Inc.	16,633	410

JPMorgan Chase & Co.	13,086	1,368

		4,138

Beverages – 1.5%

Coca-Cola (The) Co.	30,623	1,716

PepsiCo, Inc.	1,611	263

		1,979

Biotechnology – 4.4%

AbbVie, Inc.	17,408	2,336

Amgen, Inc.	7,456	1,681

Gilead Sciences, Inc.	26,033	1,606

		5,623

Capital Markets – 1.4%

Ameriprise Financial, Inc.	3,072	774

Bank of New York Mellon (The) Corp.	20,179	777

Jefferies Financial Group, Inc.	6,777	200

		1,751

Chemicals – 2.0%

CF Industries Holdings, Inc.	8,316	800

Chemours (The) Co.	12,281	303

Dow, Inc.	16,659	732

LyondellBasell Industries N.V., Class A	9,442	711

		2,546

Communications Equipment – 1.5%

Cisco Systems, Inc.	48,357	1,934

Ubiquiti, Inc.	39	12

		1,946

Consumer Finance – 1.1%

American Express Co.	6,431	868

Discover Financial Services	3,073	279

OneMain Holdings, Inc.	7,349	217

		1,364

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 99.0% continued

Containers & Packaging – 0.4%

International Paper Co.	14,457	$458

Diversified Consumer Services – 0.1%

H&R Block, Inc.	3,447	147

Diversified Financial Services – 0.5%

Berkshire Hathaway, Inc., Class B*	2,648	707

Diversified Telecommunication Services – 0.7%

AT&T, Inc.	24,598	377

Lumen Technologies, Inc.	72,872	531

		908

Electric Utilities – 1.5%

Evergy, Inc.	9,027	536

Exelon Corp.	19,543	732

PPL Corp.	27,731	703

		1,971

Electrical Equipment – 0.5%

Emerson Electric Co.	9,250	677

Entertainment – 0.4%

Activision Blizzard, Inc.	4,872	362

World Wrestling Entertainment, Inc., Class A	1,733	122

		484

Equity Real Estate Investment Trusts – 4.0%

Apartment Income REIT Corp.	10,200	394

Boston Properties, Inc.	9,336	700

Brixmor Property Group, Inc.	18,444	341

EPR Properties	8,830	317

Extra Space Storage, Inc.	1,977	341

Highwoods Properties, Inc.	13,344	360

Host Hotels & Resorts, Inc.	18,770	298

Iron Mountain, Inc.	12,288	540

JBG SMITH Properties	19,199	357

Mid-America Apartment Communities, Inc.	4,216	654

Prologis, Inc.	8,825	896

		5,198

Food & Staples Retailing – 0.2%

Costco Wholesale Corp.	511	241

Food Products – 0.7%

General Mills, Inc.	12,602	965

Health Care Equipment & Supplies – 1.1%

Abbott Laboratories	14,336	1,387

See Notes to the Financial Statements.

EQUITY FUNDS	100	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 99.0% continued

Health Care Providers & Services – 1.6%

Cardinal Health, Inc.	12,213	$814

UnitedHealth Group, Inc.	2,560	1,293

		2,107

Hotels, Restaurants & Leisure – 1.3%

McDonald’s Corp.	263	60

Starbucks Corp.	13,111	1,105

Wyndham Hotels & Resorts, Inc.	2,326	143

Yum! Brands, Inc.	3,771	401

		1,709

Household Durables – 0.1%

Newell Brands, Inc.	5,423	75

Household Products – 2.8%

Clorox (The) Co.	3,126	401

Colgate-Palmolive Co.	16,918	1,189

Kimberly-Clark Corp.	7,104	799

Procter & Gamble (The) Co.	9,660	1,220

		3,609

Industrial Conglomerates – 0.1%

3M Co.	1,741	192

Insurance – 3.5%

Aflac, Inc.	14,292	804

Allstate (The) Corp.	5,180	645

Lincoln National Corp.	4,012	176

MetLife, Inc.	14,564	885

Principal Financial Group, Inc.	10,591	764

Prudential Financial, Inc.	8,802	755

Unum Group	11,470	445

		4,474

Interactive Media & Services – 3.2%

Alphabet, Inc., Class A(1) *	38,820	3,713

Meta Platforms, Inc., Class A(1) *	3,281	445

		4,158

Internet & Direct Marketing Retail – 2.4%

Amazon.com, Inc.(1) *	27,240	3,078

IT Services – 3.8%

Accenture PLC, Class A	2,525	650

International Business Machines Corp.	14,741	1,751

Mastercard, Inc., Class A	3,878	1,103

Paychex, Inc.	4,449	499

Visa, Inc., Class A	4,770	847

		4,850

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 99.0% continued

Machinery – 1.3%

Cummins, Inc.	2,812	$572

Illinois Tool Works, Inc.	5,976	1,080

		1,652

Media – 2.7%

Comcast Corp., Class A	58,285	1,710

Interpublic Group of (The) Cos., Inc.	22,544	577

Nexstar Media Group, Inc.	512	85

Omnicom Group, Inc.	10,509	663

Sirius XM Holdings, Inc.	66,907	382

		3,417

Metals & Mining – 0.3%

Southern Copper Corp.	9,242	414

Mortgage Real Estate Investment Trusts – 0.7%

AGNC Investment Corp.	36,021	303

Annaly Capital Management, Inc.	16,967	291

Rithm Capital Corp.	45,356	332

		926

Multiline Retail – 0.3%

Nordstrom, Inc.	18,612	311

Target Corp.	235	35

		346

Multi-Utilities – 0.7%

Public Service Enterprise Group, Inc.	13,075	735

WEC Energy Group, Inc.	1,962	176

		911

Oil, Gas & Consumable Fuels – 6.2%

Antero Midstream Corp.	43,707	401

Coterra Energy, Inc.	12,627	330

Devon Energy Corp.	13,796	830

Diamondback Energy, Inc.	6,556	790

Exxon Mobil Corp.	30,839	2,693

Kinder Morgan, Inc.	40,394	672

ONEOK, Inc.	11,354	582

Pioneer Natural Resources Co.	4,744	1,027

Targa Resources Corp.	6,187	373

Texas Pacific Land Corp.	54	96

Williams (The) Cos., Inc.	8,632	247

		8,041

Pharmaceuticals – 6.9%

Bristol-Myers Squibb Co.	8,609	612

Eli Lilly & Co.	8,133	2,630

Johnson & Johnson	19,081	3,117

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	101	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

INCOME EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 99.0% continued

Pharmaceuticals – 6.9% continued

Merck & Co., Inc.	2,336	$201

Pfizer, Inc.	54,222	2,373

		8,933

Professional Services – 0.3%

Robert Half International, Inc.	5,618	430

Road & Rail – 1.1%

Old Dominion Freight Line, Inc.	2,897	720

Union Pacific Corp.	3,802	741

		1,461

Semiconductors & Semiconductor Equipment – 6.7%

Applied Materials, Inc.	2,493	204

Broadcom, Inc.	4,448	1,975

KLA Corp.	2,279	690

Lam Research Corp.	2,743	1,004

Microchip Technology, Inc.	12,816	782

NVIDIA Corp.(1)	4,828	586

QUALCOMM, Inc.	14,780	1,670

Texas Instruments, Inc.	11,168	1,729

		8,640

Software – 7.3%

Intuit, Inc.	2,989	1,158

Microsoft Corp.	28,916	6,735

Oracle Corp.	24,421	1,491

		9,384

Specialty Retail – 3.5%

Bath & Body Works, Inc.	8,856	289

Best Buy Co., Inc.	9,179	582

Dick’s Sporting Goods, Inc.	750	79

Home Depot (The), Inc.	8,590	2,370

Lowe’s Cos., Inc.	4,432	832

Williams-Sonoma, Inc.	2,735	322

		4,474

Technology Hardware, Storage & Peripherals – 9.1%

Apple, Inc.(1)	73,293	10,129

HP, Inc.	25,968	647

NetApp, Inc.	8,196	507

Seagate Technology Holdings PLC	7,233	385

		11,668

Textiles, Apparel & Luxury Goods – 0.5%

Tapestry, Inc.	21,323	606

Thrifts & Mortgage Finance – 0.3%

UWM Holdings Corp.	115,047	337

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 99.0% continued

Tobacco – 2.6%

Altria Group, Inc.	38,177	$1,542

Philip Morris International, Inc.	21,686	1,800

		3,342

Trading Companies & Distributors – 0.6%

Fastenal Co.	16,070	740

Total Common Stocks

(Cost $104,758)		127,452

INVESTMENT COMPANIES – 0 .8%

Northern Institutional Funds - U.S. Government Portfolio (Shares), 2.31%(2) (3)	1,028,568	1,029

Total Investment Companies

(Cost $1,029)		1,029

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

SHORT-TERM INVES TMENTS - 0. 1%
U.S. Treasury Bill, 1.82%, 11/25/22(4) (5)	$165	$164

Total Short-Term Investments

(Cost $165)		164

Total Investments – 99.9%

(Cost $105,952)		128,645

Other Assets less Liabilities – 0.1%		93

NET ASSETS – 100.0%		$128,738

(1)	Security represents underlying investment on open written option contracts.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	7-day current yield as of September 30, 2022 is disclosed.
(4)	Discount rate at the time of purchase.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

REIT - Real Estate Investment Trust

S&P - Standard & Poor’s

Percentages shown are based on Net Assets.

See Notes to the Financial Statements.

EQUITY FUNDS	102	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

At September 30, 2022, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)(1)

E-Mini S&P 500	7	$1,261	Long	12/22	$(154)

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

At September 30, 2022, the Fund had open written call options as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	VALUE (000S)
Alphabet, Inc., Class A, Exp. Date 10/21/22, Strike Price $130.00	(388)	$(3,711)	$ (1)

Amazon.com, Inc., Exp. Date 10/21/22, Strike Price $160.00	(272)	(3,074)	(1)

Apple, Inc., Exp. Date 10/21/22, Strike Price $180.00	(366)	(5,058)	(1)

Meta Platforms, Inc., Class A, Exp. Date 10/21/22, Strike Price $195.00	(32)	(434)	—*

NVIDIA Corp., Exp. Date 10/21/22, Strike Price $180.00	(48)	(583)	—*

Tesla, Inc., Exp. Date 10/21/22, Strike Price $400.00	(66)	(1,751)	(1)

Total Written Options Contracts			$ (4)

(Premiums Received (000s) $20)

*	Amounts round to less than a thousand.

At September 30, 2022, the security types for the Fund were:

SECURITY TYPE (1)	% OF NET ASSETS
Common Stocks	99.0%

Investment Companies	0.8%

Short-Term Investments	0.1%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2022:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

Common Stocks(1)	$127,452	$ —	$—	$127,452

Investment Companies	1,029	—	—	1,029

Short-Term Investments	—	164	—	164

Total Investments	$128,481	$164	$—	$128,645

OTHER FINANCIAL INSTRUMENTS
Liabilities

Futures Contracts	$ (154)	$ —	$—	$ (154)

Written Options	(4)	—	—	(4)

(1) Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	103	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY FUND

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 97. 4% (1)

Australia – 6.9%

Aristocrat Leisure Ltd.	20,838	$435

Aurizon Holdings Ltd.	44,857	99

Australia & New Zealand Banking Group Ltd.	88,308	1,282

BHP Group Ltd.	19,339	482

Brambles Ltd.	45,995	334

Coles Group Ltd.	34,811	366

CSL Ltd.	1,186	215

Fortescue Metals Group Ltd.	67,543	724

Glencore PLC	4,132	22

National Australia Bank Ltd.	30,541	560

Origin Energy Ltd.	38,818	127

Rio Tinto PLC	7,396	401

Sonic Healthcare Ltd.	9,835	191

Stockland	186,107	387

Telstra Corp. Ltd.	285,876	701

Washington H Soul Pattinson & Co. Ltd.	5,332	91

Wesfarmers Ltd.	7,044	191

Woodside Energy Group Ltd.	3,495	71

		6,679

Austria – 0.3%

Erste Group Bank A.G.	6,765	148

voestalpine A.G.	7,040	119

		267

Belgium – 1.1%

Ageas S.A./N.V.	23,287	845

Warehouses De Pauw - C.V.A.	10,046	244

		1,089

Brazil – 0.8%

Yara International ASA	21,381	747

Canada – 11.1%

AltaGas Ltd.	6,990	134

Canadian National Railway Co.	6,770	731

Canadian Natural Resources Ltd.	26,146	1,217

Canadian Tire Corp. Ltd., Class A	534	57

Canadian Utilities Ltd., Class A	4,505	117

CGI, Inc.*	9,720	732

Emera, Inc.	1,722	70

Fairfax Financial Holdings Ltd.	1,839	840

Fortis, Inc.	732	28

George Weston Ltd.	1,633	171

Gildan Activewear, Inc.	2,544	72

Hydro One Ltd.	6,450	158

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 97. 4% (1) continued

Canada – 11.1% continued

IGM Financial, Inc.	33,123	$825

Imperial Oil Ltd.	4,236	183

Loblaw Cos. Ltd.	2,657	210

Manulife Financial Corp.	65,972	1,036

National Bank of Canada	7,708	483

Nutrien Ltd.	4,377	365

Royal Bank of Canada	11,675	1,051

Suncor Energy, Inc.	28,528	803

TFI International, Inc.	9,451	855

West Fraser Timber Co. Ltd.	7,932	574

		10,712

Chile – 0.3%

Lundin Mining Corp.	58,819	297

China – 1.3%

BOC Hong Kong Holdings Ltd.	281,187	930

Chow Tai Fook Jewellery Group Ltd.	95,114	178

SITC International Holdings Co. Ltd.	10,065	18

Xinyi Glass Holdings Ltd.	95,405	138

		1,264

Denmark – 1.7%

AP Moller - Maersk A/S, Class B	203	368

Carlsberg A/S, Class B	1,553	181

Novo Nordisk A/S, Class B	6,917	690

Orsted A/S(2)	128	10

Pandora A/S	9,210	429

		1,678

Finland – 0.5%

Fortum OYJ	13,913	187

Kesko OYJ, Class B	12,119	225

Wartsila OYJ Abp	18,430	118

		530

France – 9.1%

BNP Paribas S.A.	24,856	1,049

Bureau Veritas S.A.	10,171	227

Capgemini S.E.	5,962	953

Carrefour S.A.	16,967	235

Cie de Saint-Gobain	18,039	643

Dassault Aviation S.A.	2,497	284

Engie S.A.	21,896	251

Eurazeo S.E.	4,360	228

Gecina S.A.	1,996	155

Ipsen S.A.	2,089	193

La Francaise des Jeux S.A.E.M.(2)	5,105	151

See Notes to the Financial Statements.

EQUITY FUNDS	104	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 97. 4% (1) continued

France – 9.1% continued

L’Oreal S.A.	2,952	$940

LVMH Moet Hennessy Louis Vuitton S.E.	1,116	656

Publicis Groupe S.A.	19,062	902

Sanofi	11,850	905

Societe Generale S.A.	8,523	169

TotalEnergies S.E.	17,995	847

		8,788

Germany – 5.5%

Bayerische Motoren Werke A.G.	9,141	625

Covestro A.G.(2)	14,249	412

Deutsche Bank A.G. (Registered)	16,054	120

Deutsche Post A.G. (Registered)	25,464	775

E.ON S.E.	5,428	42

Fresenius Medical Care A.G. & Co. KGaA	2,257	64

GEA Group A.G.	15,895	520

Mercedes-Benz Group A.G.	20,244	1,035

Merck KGaA	6,088	994

Rheinmetall A.G.	1,419	220

RWE A.G.	2,380	87

SAP S.E.	4,004	330

Uniper S.E.	21,354	81

		5,305

Hong Kong – 1.6%

CK Asset Holdings Ltd.	110,992	666

CK Infrastructure Holdings Ltd.	22,768	116

Hang Seng Bank Ltd.	4,481	68

Jardine Matheson Holdings Ltd.	1,300	66

Power Assets Holdings Ltd.	26,657	133

Sun Hung Kai Properties Ltd.	32,486	357

WH Group Ltd.(2)	250,115	157

		1,563

Ireland – 0.4%

CRH PLC	12,871	412

Israel – 1.4%

Bank Leumi Le-Israel B.M.	42,201	359

Check Point Software Technologies Ltd.*	7,423	831

Wix.com Ltd.*	2,654	208

		1,398

Italy – 0.7%

Coca-Cola HBC A.G. - CDI*	15,580	328

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 97. 4% (1) continued

Italy – 0.7% continued

Enel S.p.A.	74,208	$304

Poste Italiane S.p.A.	9,054	68

		700

Japan – 19.8%

Bandai Namco Holdings, Inc.	1,900	124

Bridgestone Corp.	17,010	550

Brother Industries Ltd.	34,722	599

Canon, Inc.	5,400	118

Dai Nippon Printing Co. Ltd.	10,100	202

Daito Trust Construction Co. Ltd.	4,920	462

Daiwa House Industry Co. Ltd.	19,200	391

Disco Corp.	3,700	806

Hirose Electric Co. Ltd.	3,500	455

Honda Motor Co. Ltd.	17,900	390

Hoya Corp.	9,600	923

Isuzu Motors Ltd.	66,200	732

ITOCHU Corp.	40,427	980

Japan Post Insurance Co. Ltd.	44,200	619

KDDI Corp.	37,819	1,109

Marubeni Corp.	9,800	86

Mazda Motor Corp.	21,200	140

MEIJI Holdings Co. Ltd.	9,600	426

Mitsubishi Corp.	500	14

Mitsubishi Heavy Industries Ltd.	2,100	70

Mitsubishi UFJ Financial Group, Inc.	135,500	611

Mitsui & Co. Ltd.	14,600	313

NGK Insulators Ltd.	25,600	319

Nintendo Co. Ltd.	14,000	567

Nippon Telegraph & Telephone Corp.	12,234	330

Nippon Yusen K.K.	15,300	261

Olympus Corp.	2,800	54

Ono Pharmaceutical Co. Ltd.	35,800	833

Open House Group Co. Ltd.	1,300	44

Otsuka Corp.	600	19

Persol Holdings Co. Ltd.	43,900	800

SCSK Corp.	12,100	182

Secom Co. Ltd.	100	6

Sekisui Chemical Co. Ltd.	34,400	421

Sekisui House Ltd.	17,500	291

SG Holdings Co. Ltd.	6,700	91

Shin-Etsu Chemical Co. Ltd.	1,000	99

Sumitomo Corp.	21,900	273

Sumitomo Mitsui Financial Group, Inc.	20,500	571

Suntory Beverage & Food Ltd.	22,776	808

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	105	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 97. 4% (1) continued

Japan – 19.8% continued

Takeda Pharmaceutical Co. Ltd.	6,400	$166

TIS, Inc.	2,500	66

Tokyo Electric Power Co. Holdings, Inc.*	800	3

Tokyo Gas Co. Ltd.	6,200	105

TOPPAN, Inc.	31,300	467

Tosoh Corp.	55,744	622

Toyota Motor Corp.	3,300	43

Trend Micro, Inc.	10,500	569

USS Co. Ltd.	17,100	263

Yakult Honsha Co. Ltd.	6,800	395

Yamaha Motor Co. Ltd.	16,400	307

		19,095

Jordan – 0.1%

Hikma Pharmaceuticals PLC	5,405	82

Netherlands – 6.1%

ASM International N.V.	1,093	245

ASML Holding N.V.	670	278

Heineken N.V.	12,159	1,066

Koninklijke Ahold Delhaize N.V.	18,219	464

NN Group N.V.	24,109	938

Randstad N.V.	15,427	667

Shell PLC	87,877	2,186

		5,844

New Zealand – 0.1%

Fisher & Paykel Healthcare Corp. Ltd.	10,007	103

Meridian Energy Ltd.	7,368	20

		123

Norway – 0.8%

Equinor ASA	10,262	339

Norsk Hydro ASA	74,049	398

		737

Portugal – 0.5%

Jeronimo Martins SGPS S.A.	26,845	500

Singapore – 1.8%

Oversea-Chinese Banking Corp. Ltd.	127,300	1,043

Singapore Exchange Ltd.	9,100	60

STMicroelectronics N.V.	20,170	622

		1,725

South Africa – 0.9%

Anglo American PLC	29,593	894

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 97. 4% (1) continued

Spain – 2.4%

Banco Bilbao Vizcaya Argentaria S.A.	227,975	$1,024

Endesa S.A.	8,675	130

Iberdrola S.A.	51,189	476

Industria de Diseno Textil S.A.	15,780	326

Naturgy Energy Group S.A.	4,983	115

Red Electrica Corp. S.A.	4,327	66

Repsol S.A.	13,047	150

		2,287

Sweden – 2.3%

Alleima AB*	1,580	5

Boliden AB	6,962	215

Getinge AB, Class B	44,496	764

Hennes & Mauritz AB, Class B	50,157	464

Hexagon AB, Class B	17,175	159

Industrivarden AB, Class C	652	13

Securitas AB, Class B	6,714	47

Skanska AB, Class B	22,246	276

Swedish Orphan Biovitrum AB*	854	17

Telefonaktiebolaget LM Ericsson, Class B	17,211	100

Volvo AB, Class B	10,439	147

		2,207

Switzerland – 6.3%

ABB Ltd. (Registered)	46,805	1,205

Cie Financiere Richemont S.A., Class A (Registered)	12,134	1,138

Kuehne + Nagel International A.G. (Registered)	1,000	203

Novartis A.G. (Registered)	18,205	1,388

Swisscom A.G. (Registered)	1,832	856

UBS Group A.G. (Registered)	86,592	1,251

		6,041

United Kingdom – 8.2%

3i Group PLC	57,294	688

AstraZeneca PLC	2,616	288

BAE Systems PLC	14,258	125

Barclays PLC	544,109	868

Barratt Developments PLC	168,432	638

British American Tobacco PLC	24,874	889

Bunzl PLC	2,832	86

CNH Industrial N.V.	48,354	540

DCC PLC	9,765	508

Diageo PLC	6,139	257

Haleon PLC*	84,708	262

See Notes to the Financial Statements.

EQUITY FUNDS	106	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOC KS – 97. 4% (1) continued

United Kingdom – 8.2% continued

HSBC Holdings PLC	85,850	$445

Imperial Brands PLC	32,257	666

InterContinental Hotels Group PLC	157	8

National Grid PLC	27,042	279

NatWest Group PLC	132,963	332

Persimmon PLC	9,181	126

Sage Group (The) PLC	54,758	421

SSE PLC	5,575	95

Tesco PLC	26,375	60

United Utilities Group PLC	1,202	12

WPP PLC	35,014	290

		7,883

United States – 5.4%

Ferguson PLC	3,481	362

GSK PLC	72,992	1,065

Nestle S.A. (Registered)	13,923	1,508

Roche Holding A.G. (Genusschein)	6,842	2,231

		5,166
Total Common Stocks
(Cost $109,541)		94,013

PREFERRED STOCKS – 0 .0% (1)

Germany – 0.0%

Volkswagen A.G., 6.01%(3)	31	4
Total Preferred Stocks
(Cost $6)		4

INVESTMENT COMPANIES – 0 .7%

Northern Institutional Funds - U.S. Government Portfolio (Shares), 2.31%(4) (5)	703,359	703
Total Investment Companies
(Cost $703)		703

Total Investments – 98.1%
(Cost $110,250)		94,720

Other Assets less Liabilities – 1.9%		1,850

Net Assets – 100.0%		$96,570

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(3)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(5)	7-day current yield as of September 30, 2022 is disclosed.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

CDI – CREST Depository Interest

FTSE – Financial Times Stock Exchange

S&P – Standard & Poor’s

TSX – Toronto Stock Exchange

Percentages shown are based on Net Assets.

At September 30, 2022, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)(1)

Euro Stoxx 50 (Euro)	33	$1,072	Long	12/22	$(34)

FTSE 100 Index (British Pound)	5	386	Long	12/22	(15)

S&P/TSX 60 Index (Canadian Dollar)	2	323	Long	12/22	(1)

SPI 200 Index (Australian Dollar)	1	103	Long	12/22	— *

Yen Denominated Nikkei 225 (Japanese Yen)	6	538	Long	12/22	(16)

Total					$(66)

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.
*	Amount rounds to less than one thousand.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	107	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY FUND continued	SEPTEMBER 30, 2022 (UNAUDITED)

At September 30, 2022, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF NET ASSETS

Euro	25.2%

Japanese Yen	19.8

British Pound	13.1

Canadian Dollar	11.4

Swiss Franc	10.1

Australian Dollar	6.5

All other currencies less than 5%	12.0

Total Investments	98.1

Other Assets less Liabilities	1.9

Net Assets	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on September 30, 2022 using adjustment factors designed to reflect more accurately the fair value of the securities. See Note 2 for a discussion of this procedure. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2022:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

Common Stocks:

Canada	$10,712	$ —	$—	$10,712

Chile	297	—	—	297

Israel	1,039	359	—	1,398

Sweden	5	2,202	—	2,207

All Other Countries(1)	—	79,399	—	79,399

Total Common Stocks	12,053	81,960	—	94,013

Preferred Stocks	—	4	—	4

Investment Companies	703	—	—	703

Total Investments	$12,756	$81,964	$—	$94,720

OTHER FINANCIAL INSTRUMENTS

Liabilities

Futures Contracts	$ (66)	$ —	$—	$ (66)
(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

EQUITY FUNDS	108	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND	SEPTEMBER 30, 2022 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 97. 3% (1)

Australia – 8.6%

Ampol Ltd.	69,317	$1,280

APA Group	344,798	2,105

Aristocrat Leisure Ltd.	172,014	3,590

ASX Ltd.	56,844	2,614

Aurizon Holdings Ltd.	550,770	1,210

Australia & New Zealand Banking Group Ltd.	849,518	12,335

BHP Group Ltd.	1,449,717	36,105

BlueScope Steel Ltd.	141,098	1,365

Brambles Ltd.	402,394	2,920

Cochlear Ltd.	18,971	2,344

Coles Group Ltd.	386,062	4,062

Commonwealth Bank of Australia	488,413	28,385

Computershare Ltd.	152,456	2,418

CSL Ltd.	137,671	24,963

Dexus	308,968	1,532

Domino’s Pizza Enterprises Ltd.	18,304	599

Endeavour Group Ltd.	380,094	1,704

Evolution Mining Ltd.	530,325	699

Fortescue Metals Group Ltd.	486,874	5,218

Glencore PLC	2,818,954	14,886

Goodman Group	480,873	4,805

GPT Group (The)	568,328	1,380

IDP Education Ltd.	56,902	952

Insurance Australia Group Ltd.	704,806	2,075

Lendlease Corp. Ltd.	205,647	1,163

Lottery (The) Corp. Ltd.*	625,554	1,662

Macquarie Group Ltd.	105,046	10,194

Medibank Pvt Ltd.	784,945	1,744

Mineral Resources Ltd.	49,789	2,084

Mirvac Group	1,084,666	1,340

National Australia Bank Ltd.	917,430	16,822

Newcrest Mining Ltd.	250,986	2,731

Northern Star Resources Ltd.	339,211	1,710

Orica Ltd.	124,071	1,042

Origin Energy Ltd.	497,771	1,631

Qantas Airways Ltd.*	258,118	831

QBE Insurance Group Ltd.	415,791	3,072

Ramsay Health Care Ltd.	53,728	1,971

REA Group Ltd.	14,975	1,086

Reece Ltd.	67,484	597

Rio Tinto Ltd.	106,347	6,329

Rio Tinto PLC	321,849	17,432

Santos Ltd.	919,851	4,166

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 97. 3% (1) continued

Australia – 8.6% continued

Scentre Group	1,525,891	$2,456

SEEK Ltd.	101,806	1,232

Sonic Healthcare Ltd.	127,832	2,487

South32 Ltd.	1,360,206	3,144

Stockland	713,700	1,486

Suncorp Group Ltd.	367,302	2,344

Telstra Corp. Ltd.	1,179,176	2,890

Transurban Group	871,689	6,837

Treasury Wine Estates Ltd.	203,695	1,640

Vicinity Centres	1,044,552	1,166

Washington H Soul Pattinson & Co. Ltd.	64,896	1,104

Wesfarmers Ltd.	326,178	8,865

Westpac Banking Corp.	1,000,388	13,136

WiseTech Global Ltd.	43,985	1,445

Woodside Energy Group Ltd.	542,496	11,036

Woolworths Group Ltd.	349,061	7,553

		305,974

Austria – 0.2%

Erste Group Bank A.G.	99,606	2,181

Mondi PLC	143,339	2,214

OMV A.G.	40,241	1,448

Verbund A.G.	19,878	1,694

voestalpine A.G.	32,794	555

		8,092

Belgium – 0.8%

Ageas S.A./N.V.	45,658	1,657

Anheuser-Busch InBev S.A./N.V.	250,175	11,317

D’ieteren Group	7,417	1,041

Elia Group S.A./N.V.	9,912	1,165

Groupe Bruxelles Lambert N.V.	28,876	2,007

KBC Group N.V.	72,311	3,392

Proximus S.A.DP	47,525	492

Sofina S.A.	4,582	779

Solvay S.A., Class A	21,631	1,655

UCB S.A.	35,432	2,451

Umicore S.A.	62,033	1,798

Warehouses De Pauw - C.V.A.	41,350	1,004

		28,758

Brazil – 0.0%

Yara International ASA	45,606	1,594

Chile – 0.0%

Antofagasta PLC	109,316	1,349

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	109	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 97. 3% (1) continued

China – 0.7%

BOC Hong Kong Holdings Ltd.	1,068,108	$3,531

Budweiser Brewing Co. APAC Ltd.(2)	500,600	1,305

Chow Tai Fook Jewellery Group Ltd.	600,000	1,123

ESR Group Ltd.	598,200	1,509

Futu Holdings Ltd. ADR*	17,399	649

Prosus N.V.*	237,291	12,366

SITC International Holdings Co. Ltd.	405,000	742

Wilmar International Ltd.	524,700	1,397

Xinyi Glass Holdings Ltd.	532,000	770

		23,392

Denmark – 2.6%

AP Moller - Maersk A/S, Class A	880	1,551

AP Moller - Maersk A/S, Class B	1,418	2,569

Carlsberg A/S, Class B	28,166	3,286

Chr Hansen Holding A/S	31,126	1,526

Coloplast A/S, Class B	34,708	3,509

Danske Bank A/S	201,675	2,496

Demant A/S*	25,272	623

DSV A/S	53,047	6,148

Genmab A/S*	18,902	6,093

GN Store Nord A/S	36,969	644

Novo Nordisk A/S, Class B	473,704	47,216

Novozymes A/S, Class B	57,428	2,864

Orsted A/S(2)	53,780	4,279

Pandora A/S	24,830	1,156

ROCKWOOL A/S, Class B	2,523	396

Tryg A/S	105,104	2,160

Vestas Wind Systems A/S	290,917	5,334

		91,850

Finland – 1.2%

Elisa OYJ	39,269	1,781

Fortum OYJ	126,684	1,703

Kesko OYJ, Class B	78,296	1,455

Kone OYJ, Class B	97,447	3,753

Neste OYJ	122,841	5,328

Nokia OYJ	1,534,549	6,553

Nordea Bank Abp	969,507	8,295

Orion OYJ, Class B	32,054	1,351

Sampo OYJ, Class A	137,086	5,850

Stora Enso OYJ (Registered)	152,419	1,944

UPM-Kymmene OYJ	153,648	4,882

Wartsila OYJ Abp	143,640	915

		43,810

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 97. 3% (1) continued

France – 10.2%

Accor S.A.*	49,672	$1,037

Adevinta ASA*	83,749	491

Aeroports de Paris*	7,995	921

Air Liquide S.A.	149,358	17,007

Airbus S.E.	168,983	14,599

Alstom S.A.	93,618	1,505

Amundi S.A.(2)	17,965	745

Arkema S.A.	16,887	1,232

AXA S.A.	533,506	11,681

BioMerieux	12,093	953

BNP Paribas S.A.	316,811	13,375

Bollore S.E.	259,867	1,189

Bouygues S.A.	67,027	1,746

Bureau Veritas S.A.	86,342	1,928

Capgemini S.E.	46,469	7,426

Carrefour S.A.	175,873	2,437

Cie de Saint-Gobain	141,132	5,033

Cie Generale des Etablissements Michelin S.C.A.	193,782	4,317

Covivio	14,503	693

Credit Agricole S.A.	347,801	2,800

Danone S.A.	183,290	8,636

Dassault Aviation S.A.	7,105	807

Dassault Systemes S.E.	189,157	6,502

Edenred	70,600	3,245

Eiffage S.A.	24,227	1,940

Electricite de France S.A.	164,012	1,910

Engie S.A.	529,452	6,075

EssilorLuxottica S.A.	81,953	11,104

Eurazeo S.E.	13,451	702

Gecina S.A.	13,585	1,056

Getlink S.E.	130,287	2,019

Hermes International	9,059	10,648

Ipsen S.A.	11,509	1,063

Kering S.A.	21,334	9,434

Klepierre S.A.*	61,320	1,059

La Francaise des Jeux S.A.E.M.(2)	31,791	941

Legrand S.A.	76,379	4,935

L’Oreal S.A.	69,111	22,006

LVMH Moet Hennessy Louis Vuitton S.E.	79,545	46,759

Orange S.A.	570,671	5,161

Pernod Ricard S.A.	60,303	11,022

Publicis Groupe S.A.	65,032	3,077

Remy Cointreau S.A.	6,587	1,092

See Notes to the Financial Statements.

EQUITY FUNDS	110	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 97. 3% (1) continued

France – 10.2% continued

Renault S.A.*	55,589	$1,493

Safran S.A.	97,162	8,835

Sanofi	325,869	24,870

Sartorius Stedim Biotech	8,084	2,471

SEB S.A.	7,739	485

Societe Generale S.A.	225,962	4,483

Sodexo S.A.	25,779	1,939

Teleperformance	16,664	4,210

Thales S.A.	30,633	3,379

TotalEnergies S.E.	709,402	33,392

Ubisoft Entertainment S.A.*	27,475	754

Unibail-Rodamco-Westfield*	26,509	1,088

Unibail-Rodamco-Westfield - CDI*	142,686	279

Valeo	61,312	922

Veolia Environnement S.A.	186,996	3,548

Vinci S.A.	153,763	12,351

Vivendi S.E.	202,994	1,573

Wendel S.E.	7,692	550

Worldline S.A.(2) *	68,373	2,674

		361,604

Germany – 6.9%

adidas A.G.	48,978	5,684

Allianz S.E. (Registered)	116,615	18,454

Aroundtown S.A.	300,026	662

BASF S.E.	264,594	10,254

Bayer A.G. (Registered)	280,516	12,945

Bayerische Motoren Werke A.G.	95,309	6,516

Bechtle A.G.	24,288	884

Beiersdorf A.G.	29,537	2,923

Brenntag S.E.	44,842	2,736

Carl Zeiss Meditec A.G. (Bearer)	10,976	1,156

Commerzbank A.G.*	307,206	2,204

Continental A.G.	32,687	1,469

Covestro A.G.(2)	56,023	1,620

Daimler Truck Holding A.G.*	128,126	2,932

Deutsche Bank A.G. (Registered)	598,347	4,475

Deutsche Boerse A.G.	54,834	9,028

Deutsche Lufthansa A.G. (Registered)*	178,894	1,032

Deutsche Post A.G. (Registered)	284,840	8,667

Deutsche Telekom A.G. (Registered)	924,860	15,854

E.ON S.E.	645,398	4,995

Evonik Industries A.G.	62,685	1,057

Fresenius Medical Care A.G. & Co. KGaA	60,269	1,713

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 97. 3% (1) continued

Germany – 6.9% continued

Fresenius S.E. & Co. KGaA	118,115	$2,530

GEA Group A.G.	40,483	1,324

Hannover Rueck S.E.	17,514	2,645

HeidelbergCement A.G.	42,318	1,695

HelloFresh S.E.*	47,772	1,008

Henkel A.G. & Co. KGaA	29,981	1,711

Infineon Technologies A.G.	372,850	8,263

KION Group A.G.	21,944	425

Knorr-Bremse A.G.	22,233	964

LEG Immobilien S.E.	20,293	1,221

Mercedes-Benz Group A.G.	228,947	11,708

Merck KGaA	37,133	6,060

MTU Aero Engines A.G.	14,849	2,241

Muenchener Rueckversicherungs-Gesellschaft A.G. in Muenchen (Registered)	39,991	9,673

Nemetschek S.E.	17,415	839

Puma S.E.	29,826	1,396

Rational A.G.	1,462	714

Rheinmetall A.G.	12,565	1,946

RWE A.G.	185,276	6,817

SAP S.E.	298,381	24,597

Scout24 S.E.(2)	22,205	1,125

Siemens A.G. (Registered)	218,498	21,626

Siemens Energy A.G.	129,561	1,442

Siemens Healthineers A.G.(2)	80,182	3,473

Symrise A.G.	37,967	3,736

Telefonica Deutschland Holding A.G.	290,382	588

Uniper S.E.	29,407	112

United Internet A.G. (Registered)	28,710	542

Volkswagen A.G.	8,561	1,411

Vonovia S.E.	207,578	4,518

Zalando S.E.(2) *	65,911	1,307

		244,917

Hong Kong – 2.7%

AIA Group Ltd.	3,443,886	28,593

CK Asset Holdings Ltd.	581,638	3,490

CK Infrastructure Holdings Ltd.	187,853	959

CLP Holdings Ltd.	465,014	3,504

Hang Lung Properties Ltd.	603,501	985

Hang Seng Bank Ltd.	220,579	3,333

Henderson Land Development Co. Ltd.	437,929	1,222

HK Electric Investments & HK Electric Investments Ltd.	758,727	532

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	111	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 97. 3% (1) continued

Hong Kong – 2.7% continued

HKT Trust & HKT Ltd.	1,102,220	$1,289

Hong Kong & China Gas Co. Ltd.	3,191,005	2,803

Hong Kong Exchanges & Clearing Ltd.	343,296	11,656

Hongkong Land Holdings Ltd.	330,500	1,450

Jardine Matheson Holdings Ltd.	46,900	2,374

Link REIT	595,078	4,154

MTR Corp. Ltd.	443,636	2,030

New World Development Co. Ltd.	410,111	1,159

Power Assets Holdings Ltd.	407,817	2,038

Prudential PLC	791,429	7,776

Sino Land Co. Ltd.	1,026,165	1,351

Sun Hung Kai Properties Ltd.	413,758	4,549

Swire Pacific Ltd., Class A	143,551	1,071

Swire Properties Ltd.	340,587	732

Techtronic Industries Co. Ltd.	389,833	3,683

WH Group Ltd.(2)	2,452,713	1,543

Wharf Real Estate Investment Co. Ltd.	484,766	2,189

		94,465

Ireland – 0.6%

AerCap Holdings N.V.*	37,164	1,573

CRH PLC	216,778	6,941

Flutter Entertainment PLC - CDI*	47,678	5,209

Irish Bank Resolution Corp. Ltd.(3) *	99,788	—

Kerry Group PLC, Class A	46,060	4,092

Kingspan Group PLC	43,403	1,939

Smurfit Kappa Group PLC	71,858	2,030

		21,784

Israel – 0.8%

Azrieli Group Ltd.	12,362	842

Bank Hapoalim B.M.	371,037	3,123

Bank Leumi Le-Israel B.M.	449,573	3,828

Bezeq The Israeli Telecommunication Corp. Ltd.	610,950	999

Check Point Software Technologies Ltd.*	29,039	3,253

Elbit Systems Ltd.	7,883	1,493

ICL Group Ltd.	205,724	1,649

Israel Discount Bank Ltd., Class A	355,469	1,786

Mizrahi Tefahot Bank Ltd.	42,271	1,477

Nice Ltd.*	17,821	3,368

Teva Pharmaceutical Industries Ltd. ADR*	319,045	2,575

Tower Semiconductor Ltd.*	32,538	1,421

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 97. 3% (1) continued

Israel – 0.8% continued

Wix.com Ltd.*	16,691	$1,306

ZIM Integrated Shipping Services Ltd.	24,907	585

		27,705

Italy – 1.9%

Amplifon S.p.A.	36,670	960

Assicurazioni Generali S.p.A.	321,289	4,373

Atlantia S.p.A.	141,096	3,123

Coca-Cola HBC A.G. - CDI*	60,332	1,270

Davide Campari-Milano N.V.	155,838	1,382

DiaSorin S.p.A.	7,183	803

Enel S.p.A.	2,314,996	9,487

Eni S.p.A.	725,784	7,711

Ferrari N.V.	18,069	3,343

Ferrari N.V. (New York Exchange)	18,155	3,386

FinecoBank Banca Fineco S.p.A.	177,882	2,186

Infrastrutture Wireless Italiane S.p.A.(2)	96,117	840

Intesa Sanpaolo S.p.A.	4,703,489	7,742

Mediobanca Banca di Credito

Finanziario S.p.A.	168,503	1,317

Moncler S.p.A.	60,221	2,473

Nexi S.p.A.(2) *	146,191	1,180

Poste Italiane S.p.A.	138,949	1,050

Prysmian S.p.A.	72,878	2,087

Recordati Industria Chimica e

Farmaceutica S.p.A.	31,359	1,152

Snam S.p.A.	579,367	2,340

Telecom Italia S.p.A.*	3,047,503	566

Terna - Rete Elettrica Nazionale	410,139	2,499

UniCredit S.p.A.	593,639	6,003

		67,273

Japan – 22.3%

Advantest Corp.	53,200	2,472

Aeon Co. Ltd.	191,000	3,573

AGC, Inc.	56,400	1,753

Aisin Corp.	40,200	1,033

Ajinomoto Co., Inc.	130,600	3,558

ANA Holdings, Inc.*	46,800	880

Asahi Group Holdings Ltd.	128,900	3,999

Asahi Intecc Co. Ltd.	65,000	1,028

Asahi Kasei Corp.	350,900	2,321

Astellas Pharma, Inc.	528,800	6,990

Azbil Corp.	32,700	854

Bandai Namco Holdings, Inc.	58,300	3,808

Bridgestone Corp.	162,300	5,247

See Notes to the Financial Statements.

EQUITY FUNDS	112	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 97. 3% (1) continued

Japan – 22.3% continued

Brother Industries Ltd.	69,500	$1,198

Canon, Inc.	287,700	6,275

Capcom Co. Ltd.	52,700	1,318

Central Japan Railway Co.	41,200	4,827

Chiba Bank (The) Ltd.	154,000	829

Chubu Electric Power Co., Inc.	177,300	1,594

Chugai Pharmaceutical Co. Ltd.	192,365	4,803

Concordia Financial Group Ltd.	320,400	991

CyberAgent, Inc.	128,100	1,067

Dai Nippon Printing Co. Ltd.	66,700	1,331

Daifuku Co. Ltd.	29,300	1,377

Dai-ichi Life Holdings, Inc.	282,900	4,497

Daiichi Sankyo Co. Ltd.	501,300	13,945

Daikin Industries Ltd.	71,800	11,095

Daito Trust Construction Co. Ltd.	17,100	1,606

Daiwa House Industry Co. Ltd.	170,100	3,467

Daiwa House REIT Investment Corp.	640	1,328

Daiwa Securities Group, Inc.	363,000	1,422

Denso Corp.	123,100	5,619

Dentsu Group, Inc.	63,018	1,794

Disco Corp.	8,200	1,787

East Japan Railway Co.	86,212	4,426

Eisai Co. Ltd.	73,300	3,932

ENEOS Holdings, Inc.	868,597	2,805

FANUC Corp.	55,200	7,636

Fast Retailing Co. Ltd.	16,800	8,928

Fuji Electric Co. Ltd.	35,700	1,309

FUJIFILM Holdings Corp.	101,800	4,658

Fujitsu Ltd.	56,700	6,115

GLP J-REIT	1,264	1,395

GMO Payment Gateway, Inc.	12,500	845

Hakuhodo DY Holdings, Inc.	69,000	487

Hamamatsu Photonics K.K.	40,470	1,738

Hankyu Hanshin Holdings, Inc.	67,000	2,017

Hikari Tsushin, Inc.	5,800	679

Hirose Electric Co. Ltd.	7,928	1,030

Hitachi Construction Machinery Co. Ltd.	29,900	556

Hitachi Ltd.	276,600	11,712

Hitachi Metals Ltd.*	63,000	947

Honda Motor Co. Ltd.	465,300	10,136

Hoshizaki Corp.	32,200	891

Hoya Corp.	104,500	10,047

Hulic Co. Ltd.	108,100	795

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 97. 3% (1) continued

Japan – 22.3% continued

Ibiden Co. Ltd.	32,200	$884

Idemitsu Kosan Co. Ltd.	62,488	1,352

Iida Group Holdings Co. Ltd.	41,264	561

Inpex Corp.	304,800	2,860

Isuzu Motors Ltd.	168,000	1,857

Ito En Ltd.	15,900	640

ITOCHU Corp.	338,500	8,204

Itochu Techno-Solutions Corp.	27,600	644

Japan Airlines Co. Ltd.*	42,200	754

Japan Exchange Group, Inc.	147,200	1,990

Japan Metropolitan Fund Invest	1,909	1,436

Japan Post Bank Co. Ltd.	120,500	840

Japan Post Holdings Co. Ltd.	687,800	4,554

Japan Post Insurance Co. Ltd.	58,100	814

Japan Real Estate Investment Corp.	359	1,478

Japan Tobacco, Inc.	344,100	5,648

JFE Holdings, Inc.	142,800	1,329

JSR Corp.	53,700	1,023

Kajima Corp.	115,900	1,101

Kakaku.com, Inc.	39,200	659

Kansai Electric Power (The) Co., Inc.	202,000	1,683

Kao Corp.	134,500	5,454

KDDI Corp.	460,500	13,506

Keio Corp.	30,300	1,096

Keisei Electric Railway Co. Ltd.	39,100	1,066

Keyence Corp.	55,656	18,478

Kikkoman Corp.	41,000	2,305

Kintetsu Group Holdings Co. Ltd.	47,100	1,562

Kirin Holdings Co. Ltd.	231,300	3,562

Kobayashi Pharmaceutical Co. Ltd.	16,000	933

Kobe Bussan Co. Ltd.	43,600	1,043

Koei Tecmo Holdings Co. Ltd.	37,440	609

Koito Manufacturing Co. Ltd.	62,828	861

Komatsu Ltd.	266,900	4,827

Konami Group Corp.	27,600	1,276

Kose Corp.	9,600	977

Kubota Corp.	288,800	4,005

Kurita Water Industries Ltd.	28,900	1,019

Kyocera Corp.	91,800	4,640

Kyowa Kirin Co. Ltd.	74,200	1,702

Lasertec Corp.	21,300	2,142

Lixil Corp.	87,900	1,274

M3, Inc.	125,100	3,450

Makita Corp.	65,000	1,260

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	113	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 97. 3% (1) continued

Japan – 22.3% continued

Marubeni Corp.	445,400	$3,911

Mazda Motor Corp.	167,700	1,110

McDonald’s Holdings Co. Japan Ltd.	22,800	794

MEIJI Holdings Co. Ltd.	30,026	1,332

MINEBEA MITSUMI, Inc.	99,700	1,479

MISUMI Group, Inc.	82,100	1,747

Mitsubishi Chemical Holdings Corp.	373,300	1,714

Mitsubishi Corp.	360,200	9,892

Mitsubishi Electric Corp.	546,500	4,937

Mitsubishi Estate Co. Ltd.	338,600	4,443

Mitsubishi HC Capital, Inc.	188,300	810

Mitsubishi Heavy Industries Ltd.	90,800	3,027

Mitsubishi UFJ Financial Group, Inc.	3,413,695	15,394

Mitsui & Co. Ltd.	397,400	8,526

Mitsui Chemicals, Inc.	55,200	1,078

Mitsui Fudosan Co. Ltd.	259,900	4,954

Mitsui OSK Lines Ltd.	100,900	1,812

Mizuho Financial Group, Inc.	689,218	7,446

MonotaRO Co. Ltd.	72,100	1,090

MS&AD Insurance Group Holdings, Inc.	128,443	3,399

Murata Manufacturing Co. Ltd.	165,391	7,597

NEC Corp.	71,000	2,273

Nexon Co. Ltd.	145,000	2,536

NGK Insulators Ltd.	66,100	824

Nidec Corp.	128,800	7,256

Nihon M&A Center Holdings, Inc.	86,700	981

Nintendo Co. Ltd.	319,000	12,917

Nippon Building Fund, Inc.	442	1,944

NIPPON EXPRESS HOLDINGS, Inc.	22,800	1,153

Nippon Paint Holdings Co. Ltd.	241,300	1,616

Nippon Prologis REIT, Inc.	596	1,300

Nippon Sanso Holdings Corp.	51,400	812

Nippon Shinyaku Co. Ltd.	14,100	715

Nippon Steel Corp.	230,061	3,202

Nippon Telegraph & Telephone Corp.	340,012	9,173

Nippon Yusen K.K.	139,200	2,377

Nissan Chemical Corp.	35,100	1,569

Nissan Motor Co. Ltd.	684,400	2,188

Nisshin Seifun Group, Inc.	56,505	574

Nissin Foods Holdings Co. Ltd.	17,100	1,187

Nitori Holdings Co. Ltd.	22,300	1,866

Nitto Denko Corp.	41,700	2,261

Nomura Holdings, Inc.	841,500	2,778

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 97. 3% (1) continued

Japan – 22.3% continued

Nomura Real Estate Holdings, Inc.	32,700	$741

Nomura Real Estate Master Fund, Inc.	1,254	1,387

Nomura Research Institute Ltd.	94,522	2,323

NTT Data Corp.	186,200	2,406

Obayashi Corp.	194,800	1,251

Obic Co. Ltd.	19,500	2,585

Odakyu Electric Railway Co. Ltd.	87,200	1,115

Oji Holdings Corp.	235,200	876

Olympus Corp.	351,800	6,771

Omron Corp.	52,500	2,393

Ono Pharmaceutical Co. Ltd.	103,100	2,398

Open House Group Co. Ltd.	24,600	834

Oracle Corp. Japan	10,900	575

Oriental Land Co. Ltd.	57,600	7,849

ORIX Corp.	344,300	4,842

Osaka Gas Co. Ltd.	108,900	1,640

Otsuka Corp.	34,200	1,060

Otsuka Holdings Co. Ltd.	113,515	3,601

Pan Pacific International Holdings Corp.	107,900	1,896

Panasonic Corp.	623,300	4,377

Persol Holdings Co. Ltd.	52,700	960

Rakuten Group, Inc.	249,700	1,071

Recruit Holdings Co. Ltd.	411,400	11,874

Renesas Electronics Corp.*	337,400	2,812

Resona Holdings, Inc.	628,910	2,296

Ricoh Co. Ltd.	169,800	1,239

Rohm Co. Ltd.	24,900	1,633

SBI Holdings, Inc.	73,960	1,329

SCSK Corp.	45,500	683

Secom Co. Ltd.	59,600	3,386

Seiko Epson Corp.	81,000	1,105

Sekisui Chemical Co. Ltd.	100,100	1,225

Sekisui House Ltd.	176,400	2,930

Seven & i Holdings Co. Ltd.	215,000	8,636

SG Holdings Co. Ltd.	86,500	1,176

Sharp Corp.	74,000	442

Shimadzu Corp.	70,400	1,833

Shimano, Inc.	20,700	3,262

Shimizu Corp.	164,100	805

Shin-Etsu Chemical Co. Ltd.	108,000	10,725

Shionogi & Co. Ltd.	74,700	3,614

Shiseido Co. Ltd.	112,700	3,945

Shizuoka Bank (The) Ltd.	123,300	757

SMC Corp.	16,500	6,656

See Notes to the Financial Statements.

EQUITY FUNDS	114	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 97. 3% (1) continued

Japan – 22.3% continued

SoftBank Corp.	829,000	$8,291

SoftBank Group Corp.	343,700	11,676

Sompo Holdings, Inc.	90,045	3,589

Sony Group Corp.	360,600	23,209

Square Enix Holdings Co. Ltd.	25,700	1,102

Subaru Corp.	174,400	2,616

SUMCO Corp.	100,100	1,163

Sumitomo Chemical Co. Ltd.	405,600	1,400

Sumitomo Corp.	321,900	4,017

Sumitomo Electric Industries Ltd.	198,700	2,017

Sumitomo Metal Mining Co. Ltd.	69,100	1,991

Sumitomo Mitsui Financial Group, Inc.	371,842	10,348

Sumitomo Mitsui Trust Holdings, Inc.	96,619	2,731

Sumitomo Realty & Development Co. Ltd.	90,000	2,049

Suntory Beverage & Food Ltd.	41,800	1,483

Suzuki Motor Corp.	107,100	3,322

Sysmex Corp.	47,898	2,578

T&D Holdings, Inc.	154,300	1,459

Taisei Corp.	51,200	1,424

Takeda Pharmaceutical Co. Ltd.	433,166	11,250

TDK Corp.	110,500	3,353

Terumo Corp.	185,400	5,232

TIS, Inc.	66,600	1,768

Tobu Railway Co. Ltd.	56,400	1,331

Toho Co. Ltd.	33,000	1,189

Tokio Marine Holdings, Inc.	530,700	9,432

Tokyo Electric Power Co. Holdings, Inc.*	452,500	1,438

Tokyo Electron Ltd.	42,600	10,547

Tokyo Gas Co. Ltd.	116,900	1,974

Tokyu Corp.	153,500	1,749

TOPPAN, Inc.	77,000	1,149

Toray Industries, Inc.	384,500	1,887

Toshiba Corp.	110,700	3,943

Tosoh Corp.	77,100	861

TOTO Ltd.	38,500	1,286

Toyota Industries Corp.	43,300	2,063

Toyota Motor Corp.	3,035,920	39,518

Toyota Tsusho Corp.	62,200	1,931

Trend Micro, Inc.	38,100	2,063

Unicharm Corp.	114,700	3,749

USS Co. Ltd.	64,300	990

Welcia Holdings Co. Ltd.	27,100	569

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 97. 3% (1) continued

Japan – 22.3% continued

West Japan Railway Co.	64,300	$2,464

Yakult Honsha Co. Ltd.	36,900	2,146

Yamaha Corp.	40,100	1,428

Yamaha Motor Co. Ltd.	83,000	1,555

Yamato Holdings Co. Ltd.	79,500	1,190

Yaskawa Electric Corp.	70,300	2,029

Yokogawa Electric Corp.	68,100	1,073

Z Holdings Corp.	751,200	1,952

ZOZO, Inc.	37,200	742

		793,752

Jordan – 0.0%

Hikma Pharmaceuticals PLC	46,136	699

Luxembourg – 0.1%

ArcelorMittal S.A.	148,606	2,972

Eurofins Scientific S.E.	39,784	2,359

		5,331

Macau – 0.1%

Galaxy Entertainment Group Ltd.	619,148	3,615

Sands China Ltd.*	684,699	1,695

		5,310

Malta – 0.0%

BGP Holdings PLC(3) (4) *	1,085,479	—

Netherlands – 5.2%

ABN AMRO Bank N.V. - C.V.A.	121,989	1,093

Adyen N.V.(2) *	6,232	7,753

Aegon N.V.	504,527	2,005

Akzo Nobel N.V.	51,417	2,900

Argenx S.E.*	15,849	5,664

ASM International N.V.	13,444	3,008

ASML Holding N.V.	116,405	48,284

Euronext N.V.	23,431	1,483

EXOR N.V.*	31,421	2,016

Heineken Holding N.V.	28,580	1,951

Heineken N.V.	73,805	6,470

IMCD N.V.	16,387	1,945

ING Groep N.V.	1,116,782	9,576

JDE Peet’s N.V.	28,152	821

Koninklijke Ahold Delhaize N.V.	299,803	7,634

Koninklijke DSM N.V.	49,722	5,639

Koninklijke KPN N.V.	965,709	2,617

Koninklijke Philips N.V.	256,324	3,959

NN Group N.V.	80,663	3,139

OCI N.V.	31,429	1,156

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	115	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 97. 3% (1) continued

Netherlands – 5.2% continued

Randstad N.V.	34,425	$1,489

Shell PLC	2,129,472	52,982

Universal Music Group N.V.	209,264	3,945

Wolters Kluwer N.V.	74,774	7,280

		184,809

New Zealand – 0.2%

Auckland International Airport Ltd.*	358,943	1,443

Fisher & Paykel Healthcare Corp. Ltd.	167,074	1,723

Mercury NZ Ltd.	177,324	565

Meridian Energy Ltd.	386,420	1,039

Spark New Zealand Ltd.	528,543	1,480

Xero Ltd.*	37,337	1,716

		7,966

Norway – 0.7%

Aker BP ASA	90,785	2,603

DNB Bank ASA	265,352	4,201

Equinor ASA	278,970	9,201

Gjensidige Forsikring ASA	59,937	1,026

Kongsberg Gruppen ASA	24,750	751

Mowi ASA	115,702	1,466

Norsk Hydro ASA	379,550	2,042

Orkla ASA	224,183	1,628

Salmar ASA	16,485	555

Telenor ASA	200,808	1,833

		25,306

Portugal – 0.2%

Banco Espirito Santo S.A. (Registered)(3)*	882,815	—

EDP - Energias de Portugal S.A.	788,780	3,415

Galp Energia SGPS S.A.	141,287	1,354

Jeronimo Martins SGPS S.A.	81,111	1,511

		6,280

Singapore – 1.7%

CapitaLand Ascendas REIT	959,992	1,789

CapitaLand Integrated Commercial

Trust	1,548,616	2,059

Capitaland Investment Ltd.	717,062	1,727

City Developments Ltd.	123,700	652

DBS Group Holdings Ltd.	522,105	12,071

Genting Singapore Ltd.	1,705,280	928

Grab Holdings Ltd., Class A*	382,368	1,006

Keppel Corp. Ltd.	404,250	1,941

Mapletree Logistics Trust	971,787	1,049

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 97. 3% (1) continued

Singapore – 1.7% continued

Mapletree Pan Asia Commercial Trust	683,900	$817

Oversea-Chinese Banking Corp. Ltd.	974,351	7,981

Sea Ltd. ADR*	102,529	5,747

Singapore Airlines Ltd.*	401,935	1,418

Singapore Exchange Ltd.	254,700	1,670

Singapore Technologies Engineering Ltd.	440,300	1,091

Singapore Telecommunications Ltd.	2,365,825	4,355

STMicroelectronics N.V.	196,599	6,066

United Overseas Bank Ltd.	334,449	6,072

UOL Group Ltd.	122,280	564

Venture Corp. Ltd.	81,100	924

		59,927

SouthAfrica – 0.3%

Anglo American PLC	365,904	11,053

South Korea – 0.0%

Delivery Hero S.E.*	46,545	1,724

Spain – 2.4%

Acciona S.A.	7,436	1,313

ACS Actividades de Construccion y Servicios S.A.	66,848	1,496

Aena S.M.E. S.A.*	20,934	2,166

Amadeus IT Group S.A.*	130,413	6,037

Banco Bilbao Vizcaya Argentaria S.A.	1,905,416	8,558

Banco Santander S.A.	4,876,515	11,334

CaixaBank S.A.	1,280,000	4,125

Cellnex Telecom S.A.*	154,079	4,750

EDP Renovaveis S.A.	81,192	1,669

Enagas S.A.	72,079	1,113

Endesa S.A.	86,581	1,298

Ferrovial S.A.	136,934	3,108

Grifols S.A.*	89,490	766

Iberdrola S.A.	1,703,785	15,839

Industria de Diseno Textil S.A.	311,013	6,424

Naturgy Energy Group S.A.	43,483	1,002

Red Electrica Corp. S.A.	115,063	1,762

Repsol S.A.	410,441	4,723

Siemens Gamesa Renewable Energy S.A.*	71,300	1,252

Telefonica S.A.	1,497,818	4,938

		83,673

Sweden – 3.1%

Alfa Laval AB	83,177	2,055

Assa Abloy AB, Class B	286,430	5,353

See Notes to the Financial Statements.

EQUITY FUNDS	116	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 97. 3% (1) continued

Sweden – 3.1% continued

Atlas Copco AB, Class A	762,214	$7,058

Atlas Copco AB, Class B	443,351	3,668

Boliden AB	80,395	2,486

Electrolux AB, Class B	56,656	587

Embracer Group AB*	188,740	1,119

Epiroc AB, Class A	193,850	2,773

Epiroc AB, Class B	111,843	1,407

EQT AB	87,692	1,687

Essity AB, Class B	172,949	3,414

Evolution AB	52,289	4,118

Fastighets AB Balder, Class B*	165,674	655

Getinge AB, Class B	65,425	1,123

Hennes & Mauritz AB, Class B	213,503	1,973

Hexagon AB, Class B	559,378	5,186

Holmen AB, Class B	28,056	1,068

Husqvarna AB, Class B	123,626	681

Industrivarden AB, Class A	35,290	710

Industrivarden AB, Class C	47,561	947

Indutrade AB	76,366	1,232

Investment AB Latour, Class B	43,691	717

Investor AB, Class A	145,759	2,231

Investor AB, Class B	517,232	7,540

Kinnevik AB, Class B*	69,753	911

L E Lundbergforetagen AB, Class B	22,433	807

Lifco AB, Class B	68,727	949

Nibe Industrier AB, Class B	431,451	3,831

Sagax AB, Class B	50,369	829

Sandvik AB	310,254	4,225

Securitas AB, Class B	91,348	636

Skandinaviska Enskilda Banken AB, Class A	468,492	4,447

Skanska AB, Class B	97,142	1,207

SKF AB, Class B	113,684	1,520

Svenska Cellulosa AB S.C.A., Class B	168,216	2,133

Svenska Handelsbanken AB, Class A	414,387	3,386

Swedbank AB, Class A	261,742	3,422

Swedish Match AB	435,619	4,313

Swedish Orphan Biovitrum AB*	50,667	981

Tele2 AB, Class B	169,998	1,466

Telefonaktiebolaget LM Ericsson, Class B	829,075	4,828

Telia Co. AB	775,279	2,232

Volvo AB, Class A	61,781	915

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 97. 3% (1) continued

Sweden – 3.1% continued

Volvo AB, Class B	434,246	$6,127

Volvo Car AB, Class B*	176,529	761

		109,714

Switzerland – 5.9%

ABB Ltd. (Registered)	468,617	12,067

Adecco Group A.G. (Registered)	48,522	1,332

Alcon, Inc.	143,804	8,328

Bachem Holding A.G.	9,370	583

Baloise Holding A.G. (Registered)	13,314	1,697

Barry Callebaut A.G. (Registered)	997	1,875

Chocoladefabriken Lindt & Spruengli

A.G. (Participation Certificate)	309	2,986

Chocoladefabriken Lindt & Spruengli A.G. (Registered)	31	3,074

Cie Financiere Richemont S.A., Class A (Registered)	149,145	13,995

Clariant A.G. (Registered)*	61,024	971

Credit Suisse Group A.G. (Registered)	755,014	2,976

EMS-Chemie Holding A.G. (Registered)	2,120	1,334

Geberit A.G. (Registered)	10,239	4,381

Givaudan S.A. (Registered)	2,655	8,005

Holcim A.G.*	125,895	5,136

Holcim A.G. (NASDAQ Exchange)*	33,533	1,385

Julius Baer Group Ltd.	63,863	2,779

Kuehne + Nagel International A.G. (Registered)	15,469	3,134

Logitech International S.A. (Registered)	48,179	2,200

Lonza Group A.G. (Registered)	21,438	10,425

Novartis A.G. (Registered)	619,059	47,193

Partners Group Holding A.G.	6,417	5,155

Schindler Holding A.G. (Participation Certificate)	11,243	1,744

Schindler Holding A.G. (Registered)	6,971	1,048

SGS S.A. (Registered)	1,838	3,926

SIG Group A.G.*	87,468	1,777

Sika A.G. (Registered)	41,503	8,311

Sonova Holding A.G. (Registered)	15,221	3,347

Straumann Holding A.G. (Registered)	31,587	2,875

Swatch Group (The) A.G. (Bearer)	8,382	1,882

Swatch Group (The) A.G. (Registered)	16,434	688

Swiss Life Holding A.G. (Registered)	8,990	3,961

Swiss Prime Site A.G. (Registered)	22,746	1,809

Swisscom A.G. (Registered)	7,386	3,450

Temenos A.G. (Registered)	18,841	1,269

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	117	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 97. 3% (1) continued

Switzerland – 5.9% continued

UBS Group A.G. (Registered)	1,003,468	$14,496

VAT Group A.G.	7,731	1,561

Zurich Insurance Group A.G.	42,948	17,073

		210,228

United Kingdom – 11.7%

3i Group PLC	273,583	3,285

abrdn PLC	661,578	1,005

Admiral Group PLC	54,346	1,153

Ashtead Group PLC	127,433	5,689

Associated British Foods PLC	102,489	1,429

AstraZeneca PLC	443,655	48,789

Auto Trader Group PLC(2)	279,279	1,583

AVEVA Group PLC	33,903	1,181

Aviva PLC	797,731	3,426

BAE Systems PLC	912,465	8,017

Barclays PLC	4,829,198	7,699

Barratt Developments PLC	289,258	1,096

Berkeley Group Holdings PLC	33,040	1,211

BP PLC	5,524,790	26,272

British American Tobacco PLC	616,172	22,034

British Land (The) Co. PLC	263,252	1,016

BT Group PLC	1,997,371	2,701

Bunzl PLC	96,873	2,948

Burberry Group PLC	113,964	2,273

CK Hutchison Holdings Ltd.	765,638	4,204

CNH Industrial N.V.	289,572	3,233

Coca-Cola Europacific Partners PLC	59,614	2,541

Compass Group PLC	513,320	10,261

Croda International PLC	39,449	2,818

DCC PLC	27,447	1,428

Diageo PLC	654,791	27,446

Entain PLC	166,013	1,994

Experian PLC	265,085	7,771

Haleon PLC*	1,440,985	4,458

Halma PLC	107,207	2,414

Hargreaves Lansdown PLC	108,563	1,042

HSBC Holdings PLC	5,754,479	29,819

Imperial Brands PLC	258,639	5,337

Informa PLC	417,171	2,403

InterContinental Hotels Group PLC	53,706	2,577

Intertek Group PLC	44,747	1,841

J Sainsbury PLC	494,001	954

JD Sports Fashion PLC	772,306	843

Johnson Matthey PLC	55,225	1,123

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 97. 3% (1) continued

United Kingdom – 11.7% continued

Just Eat Takeaway.com N.V.*	54,494	$831

Kingfisher PLC	554,740	1,348

Land Securities Group PLC	211,559	1,217

Legal & General Group PLC	1,727,052	4,133

Lloyds Banking Group PLC	19,883,200	9,084

London Stock Exchange Group PLC	95,190	8,027

M&G PLC	749,696	1,380

Melrose Industries PLC	1,301,049	1,453

National Grid PLC	1,050,783	10,844

NatWest Group PLC	1,549,801	3,868

Next PLC	36,213	1,924

Ocado Group PLC*	173,112	899

Pearson PLC	192,369	1,844

Persimmon PLC	92,030	1,267

Phoenix Group Holdings PLC	224,737	1,308

Reckitt Benckiser Group PLC	204,757	13,533

RELX PLC (Berlin Stock Exchange)	549,535	13,416

Rentokil Initial PLC	529,666	2,797

Rolls-Royce Holdings PLC*	2,387,595	1,835

Sage Group (The) PLC	297,510	2,289

Schroders PLC	216,059	935

Segro PLC	336,916	2,823

Severn Trent PLC	74,475	1,947

Smith & Nephew PLC	250,610	2,891

Smiths Group PLC	105,654	1,771

Spirax-Sarco Engineering PLC	21,727	2,496

SSE PLC	307,870	5,220

St. James’s Place PLC	151,450	1,728

Standard Chartered PLC	718,898	4,522

Taylor Wimpey PLC	1,042,287	1,016

Tesco PLC	2,144,944	4,911

Unilever PLC	731,253	32,175

United Utilities Group PLC	196,781	1,949

Vodafone Group PLC	7,607,756	8,568

Whitbread PLC	57,265	1,462

WPP PLC	304,434	2,519

		417,544

United States – 6.2%

CyberArk Software Ltd.*	11,912	1,786

Ferguson PLC	61,061	6,358

GSK PLC	1,162,042	16,950

James Hardie Industries PLC - CDI	124,119	2,417

Nestle S.A. (Registered)	807,284	87,412

QIAGEN N.V.*	65,583	2,760

See Notes to the Financial Statements.

EQUITY FUNDS	118	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 97. 3% (1) continued

United States – 6.2% continued

Roche Holding A.G. (Bearer)	7,671	$2,989

Roche Holding A.G. (Genusschein)	201,272	65,627

Schneider Electric S.E.	155,065	17,397

Stellantis N.V.	478,228	5,647

Stellantis N.V. (New York Exchange)	156,413	1,852

Swiss Re A.G.	85,849	6,306

Tenaris S.A.	140,576	1,823

		219,324

Total Common Stocks

(Cost $2,915,913)		3,465,20

PREFERRED STOCKS – 0 .5% (1)

Germany – 0.5%

Bayerische Motoren Werke A.G., 8.77%(5)	17,343	1,134

Henkel A.G. & Co. KGaA, 3.04%(5)	51,881	3,101

Porsche Automobil Holding S.E., 4.43%(5)	43,547	2,481

Sartorius A.G., 0.36%(5)	7,086	2,475

Volkswagen A.G., 6.01%(5)	53,478	6,605

		15,796

Total Preferred Stocks

(Cost $14,162)		15,796

RIGHTS – 0 ..0%

Sweden – 0.0%

Securitas AB, Class B*	365,392	152

Total Rights

(Cost $136)		152

INVESTMENT COMPANIES – 1 .3%

iShares MSCI EAFE ETF	700,000	39,207

Northern Institutional Funds - U.S. Government Portfolio (Shares), 2.31%(6) (7)	7,845,621	7,846

Total Investment Companies

(Cost $47,126)		47,053

Total Investments – 99.1%

(Cost $2,977,337)		3,528,208

Other Assets less Liabilities – 0.9%		32,114

Net Assets – 100.0%		$3,560,322

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(3)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(4)

Restricted security that has been deemed illiquid. At September 30, 2022, the value of this restricted illiquid security amounted to $0 or 0.0% of net assets. Additional information on this restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)

BGP Holdings PLC	12/2/09	$—

(5)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(6)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(7)	7-day current yield as of September 30, 2022 is disclosed.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ADR – American Depositary Receipt

CDI – CREST Depository Interest

EAFE – Europe, Australasia and the Far East

ETF – Exchange-Traded Fund

FTSE – Financial Times Stock Exchange

MSCI – Morgan Stanley Capital International

REIT – Real Estate Investment Trust

Percentages shown are based on Net Assets.

At September 30, 2022, the Fund had outstanding forward foreign currency exchange contracts as follows:

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000S)

BNY Mellon	United States Dollar	3,046	British Pound	2,670	12/21/22	$(60)

BNY Mellon	United States Dollar	7,953	Japanese Yen	1,128,110	12/21/22	(82)

Citibank	Japanese Yen	810,100	United States Dollar	5,649	12/21/22	(4)

Morgan Stanley	United States Dollar	6,403	Euro	6,368	12/21/22	(119)

Morgan Stanley	United States Dollar	1,886	Swedish Krona	20,282	12/21/22	(48)

Subtotal Depreciation						(313)

Total						$(313)

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	119	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued	SEPTEMBER 30, 2022 (UNAUDITED)

At September 30, 2022, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)(1)

Euro Stoxx 50 (Euro)	436	$14,165	Long	12/22	$(915)

FTSE 100 Index (British Pound)	125	9,650	Long	12/22	(549)

Hang Seng Index (Hong Kong Dollar)	9	987	Long	10/22	(25)

SPI 200 Index (Australian Dollar)	45	4,653	Long	12/22	(302)

Topix Index (Japanese Yen)	71	9,007	Long	12/22	(310)

Total					$(2,101)

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

At September 30, 2022, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF NET ASSETS

Euro	29.6%

Japanese Yen	22.3

British Pound	15.1

Swiss Franc	10.4

Australian Dollar	7.8

All other currencies less than 5%	13.9

Total Investments	99.1

Other Assets less Liabilities	0.9

Net Assets	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).The Fund adjusted the price of certain foreign equity securities held in its portfolio on September 30, 2022 using adjustment factors designed to reflect more accurately the fair value of the securities. See Note 2 for a discussion of this procedure. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2022:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

Common Stocks:

China	$649	$22,743	$—	$23,392

Ireland	1,573	20,211	—	21,784

Israel	7,719	19,986	—	27,705

Italy	3,343	63,930	—	67,273

Netherlands	2,016	182,793	—	184,809

Singapore	6,753	53,174	—	59,927

United Kingdom	2,541	415,003	—	417,544

United States	3,638	215,686	—	219,324

All Other Countries(1)	—	2,443,449	—	2,443,449

Total Common Stocks	28,232	3,436,975	—	3,465,207

Preferred Stocks	—	15,796	—	15,796

Rights	152	—	—	152

Investment Companies	47,053	—	—	47,053

Total Investments	$75,437	$3,452,771	$—	$3,528,208

OTHER FINANCIAL INSTRUMENTS

Liabilities

Forward Foreign
Currency Exchange Contracts	$—	$(313)	$—	$(313)

Futures Contracts	(2,101)	—	—	(2,101)
(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

EQUITY FUNDS	120	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

LARGE CAP CORE FUND	SEPTEMBER 30, 2022 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 98.0%

Aerospace & Defense – 1.5%

General Dynamics Corp.	8,619	$1,829

Lockheed Martin Corp.	3,657	1,413

Northrop Grumman Corp.	222	104

		3,346

Air Freight & Logistics – 1.3%

Expeditors International of Washington, Inc.	8,581	758

United Parcel Service, Inc., Class B	13,459	2,174

		2,932

Automobiles – 1.8%

Tesla, Inc.*	15,214	4,035

Banks – 3.2%

Bank of America Corp.	58,406	1,764

Bank OZK	38,900	1,539

Citigroup, Inc.	25,691	1,070

Fifth Third Bancorp	96	3

JPMorgan Chase & Co.	10,351	1,082

Prosperity Bancshares, Inc.	14,960	997

U.S. Bancorp	26	1

Wells Fargo & Co.	21,574	868

		7,324

Beverages – 1.0%

Coca-Cola (The) Co.	30,458	1,706

PepsiCo, Inc.	3,438	561

		2,267

Biotechnology – 2.1%

AbbVie, Inc.	2,396	322

Amgen, Inc.	10,544	2,377

Regeneron Pharmaceuticals, Inc.*	1,731	1,192

Vertex Pharmaceuticals, Inc.*	3,140	909

		4,800

Building Products – 0.1%

A.O. Smith Corp.	4,979	242

Capital Markets – 2.5%

Ameriprise Financial, Inc.	3,046	768

Bank of New York Mellon (The) Corp.	41,900	1,614

Goldman Sachs Group (The), Inc.	5,177	1,517

Jefferies Financial Group, Inc.	48,517	1,431

Virtu Financial, Inc., Class A	18,168	377

		5,707

Chemicals – 1.7%

CF Industries Holdings, Inc.	8,901	857

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.0% continued

Chemicals – 1.7% continued

Chemours (The) Co.	5,612	$138

Dow, Inc.	33,812	1,485

LyondellBasell Industries N.V., Class A	10,889	820

Olin Corp.	13,165	565

		3,865

Communications Equipment – 1.1%

Cisco Systems, Inc.	61,818	2,473

Consumer Finance – 0.5%

Discover Financial Services	4,817	438

SLM Corp.	56,012	784

		1,222

Diversified Consumer Services – 0.6%

Grand Canyon Education, Inc.*	1,061	87

H&R Block, Inc.	31,973	1,360

		1,447

Diversified Financial Services – 1.7%

Berkshire Hathaway, Inc., Class B*	14,053	3,752

Diversified Telecommunication Services – 1.0%

AT&T, Inc.	142,980	2,194

Lumen Technologies, Inc.	6,635	48

		2,242

Electric Utilities – 1.9%

Constellation Energy Corp.	13,178	1,096

Edison International	932	53

Entergy Corp.	193	19

Exelon Corp.	39,537	1,481

FirstEnergy Corp.	21,351	790

IDACORP, Inc.	4,471	443

NRG Energy, Inc.	11,165	427

		4,309

Electrical Equipment – 0.8%

Acuity Brands, Inc.	8,614	1,356

Emerson Electric Co.	7,703	564

		1,920

Entertainment – 0.7%

Activision Blizzard, Inc.	3,140	233

Electronic Arts, Inc.	1,852	214

Liberty Media Corp.-Liberty Formula One, Class C*	2,492	146

Netflix, Inc.*	59	14

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	121	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.0% continued

Entertainment – 0.7% continued

Playtika Holding Corp.*	26,167	$246

World Wrestling Entertainment, Inc., Class A	9,003	632

		1,485

Equity Real Estate Investment Trusts – 2.2%

EPR Properties	1,855	67

Equity Residential	7,210	485

Host Hotels & Resorts, Inc.	92,557	1,470

Lamar Advertising Co., Class A	14	1

Public Storage	5,492	1,608

Simon Property Group, Inc.	15	1

Weyerhaeuser Co.	50,771	1,450

		5,082

Food & Staples Retailing – 1.3%

Albertsons Cos., Inc., Class A	1,998	50

Costco Wholesale Corp.	133	63

Kroger (The) Co.	40,037	1,752

Walmart, Inc.	8,586	1,113

		2,978

Food Products – 1.8%

Archer-Daniels-Midland Co.	19	1

Campbell Soup Co.	34,968	1,648

General Mills, Inc.	26,238	2,010

Tyson Foods, Inc., Class A	6,657	439

		4,098

Health Care Equipment & Supplies – 2.2%

Abbott Laboratories	27,654	2,676

Hologic, Inc.*	19,343	1,248

IDEXX Laboratories, Inc.*	1,643	535

Medtronic PLC	7,485	604

		5,063

Health Care Providers & Services – 4.0%

AmerisourceBergen Corp.	482	65

Cigna Corp.	7,290	2,023

CVS Health Corp.	10,989	1,048

Laboratory Corp. of America Holdings	1,707	350

McKesson Corp.	2,029	689

UnitedHealth Group, Inc.	9,639	4,868

		9,043

Hotels, Restaurants & Leisure – 1.1%

Booking Holdings, Inc.*	362	595

Boyd Gaming Corp.	11,017	525

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.0% continued

Hotels, Restaurants & Leisure – 1.1% continued

Choice Hotels International, Inc.	1,052	$115

McDonald’s Corp.	4,116	950

Starbucks Corp.	25	2

Yum! Brands, Inc.	2,409	256

		2,443

Household Durables – 0.4%

NVR, Inc.*	205	817

Household Products – 1.3%

Colgate-Palmolive Co.	11,153	783

Procter & Gamble (The) Co.	16,456	2,078

		2,861

Independent Power & Renewable Electricity Producers – 0.6%

AES (The) Corp.	61,883	1,399

Industrial Conglomerates – 0.5%

3M Co.	9,737	1,076

Insurance – 2.2%

Aflac, Inc.	30,462	1,712

Assured Guaranty Ltd.	19,164	929

Brighthouse Financial, Inc.*	102	4

MetLife, Inc.	29,904	1,818

Unum Group	11,504	446

		4,909

Interactive Media & Services – 5.1%

Alphabet, Inc., Class A*	97,422	9,319

Meta Platforms, Inc., Class A*	16,349	2,218

		11,537

Internet & Direct Marketing Retail – 3.2%

Amazon.com, Inc.*	57,816	6,533

eBay, Inc.	17,101	630

		7,163

IT Services – 5.0%

Accenture PLC, Class A	9,333	2,401

Amdocs Ltd.	18,770	1,491

Automatic Data Processing, Inc.	2,734	619

Cognizant Technology Solutions Corp., Class A	7,424	427

Gartner, Inc.*	2,001	554

International Business Machines Corp.	6,450	766

Kyndryl Holdings, Inc.*	5,709	47

Mastercard, Inc., Class A	3,876	1,102

See Notes to the Financial Statements.

EQUITY FUNDS	122	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.0% continued

IT Services – 5.0% continued

Paychex, Inc.	10,492	$1,177

Visa, Inc., Class A	15,236	2,707

		11,291

Life Sciences Tools & Services – 1.4%

Danaher Corp.	176	45

Mettler-Toledo International, Inc.*	867	940

Thermo Fisher Scientific, Inc.	1,531	777

Waters Corp.*	5,490	1,480

		3,242

Machinery – 1.9%

Allison Transmission Holdings, Inc.	39,694	1,340

Crane Holdings Co.	15,846	1,387

Snap-on, Inc.	7,659	1,542

		4,269

Media – 1.4%

Comcast Corp., Class A	28,232	828

Fox Corp., Class A	28,678	880

Interpublic Group of (The) Cos., Inc.	6,491	166

Nexstar Media Group, Inc.	2,221	371

Omnicom Group, Inc.	15,184	958

		3,203

Metals & Mining – 0.8%

Nucor Corp.	11,173	1,196

Steel Dynamics, Inc.	7,715	547

		1,743

Multiline Retail – 0.7%

Nordstrom, Inc.	27,626	462

Target Corp.	7,309	1,085

		1,547

Multi-Utilities – 0.5%

Ameren Corp.	2,366	190

Public Service Enterprise Group, Inc.	15,308	861

		1,051

Oil, Gas & Consumable Fuels – 4.6%

Chevron Corp.	3,522	506

Continental Resources, Inc.	70	5

Exxon Mobil Corp.	40,446	3,531

Marathon Oil Corp.	75,686	1,709

Marathon Petroleum Corp.	21,420	2,128

Occidental Petroleum Corp.	32,505	1,997

Valero Energy Corp.	4,905	524

		10,400

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.0% continued

Pharmaceuticals – 4.9%

Bristol-Myers Squibb Co.	37,905	$2,695

Eli Lilly & Co.	366	118

Johnson & Johnson	28,077	4,587

Merck & Co., Inc.	5,917	509

Pfizer, Inc.	71,961	3,149

		11,058

Professional Services – 0.9%

Leidos Holdings, Inc.	6,022	527

Robert Half International, Inc.	14,486	1,108

Science Applications International Corp.	5,069	448

		2,083

Real Estate Management & Development – 0.4%

CBRE Group, Inc., Class A*	14,319	967

Road & Rail – 0.7%

Landstar System, Inc.	10,846	1,566

Semiconductors & Semiconductor Equipment – 4.8%

Applied Materials, Inc.	6,895	565

Broadcom, Inc.	5,954	2,644

KLA Corp.	5,282	1,598

Lam Research Corp.	82	30

Microchip Technology, Inc.	20,131	1,229

NVIDIA Corp.	9,305	1,129

QUALCOMM, Inc.	10,612	1,199

Texas Instruments, Inc.	15,251	2,361

		10,755

Software – 7.7%

Adobe, Inc.*	1,566	431

Fair Isaac Corp.*	2,334	962

Fortinet, Inc.*	6,617	325

Manhattan Associates, Inc.*	891	118

Microsoft Corp.	59,826	13,933

NortonLifeLock, Inc.	55,986	1,128

Oracle Corp.	10,153	620

		17,517

Specialty Retail – 2.9%

AutoNation, Inc.*	4,013	409

AutoZone, Inc.*	877	1,878

Bath & Body Works, Inc.	3,180	104

Dick’s Sporting Goods, Inc.	5,959	624

Home Depot (The), Inc.	7,297	2,014

Lowe’s Cos., Inc.	909	171

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	123	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.0% continued

Specialty Retail – 2.9% continued

O’Reilly Automotive, Inc.*	777	$546

Williams-Sonoma, Inc.	7,191	847

		6,593

Technology Hardware, Storage & Peripherals – 7.6%

Apple, Inc.	120,925	16,712

HP, Inc.	16,433	409

		17,121

Textiles, Apparel & Luxury Goods – 0.6%

Ralph Lauren Corp.	4,891	415

Tapestry, Inc.	35,341	1,005

		1,420

Thrifts & Mortgage Finance – 0.4%

MGIC Investment Corp.	69,226	887

Tobacco – 1.2%

Altria Group, Inc.	14,487	585

Philip Morris International, Inc.	25,345	2,104

		2,689

Trading Companies & Distributors – 0.2%

W.W. Grainger, Inc.	941	460

Total Common Stocks

(Cost $173,843)		221,699

INVESTMENT COMPANIES – 1 .8%

Northern Institutional Funds - U.S. Government Portfolio (Shares), 2.31%(1) (2)	4,131,943	4,132

Total Investment Companies

(Cost $4,132)		4,132

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

SHORT - TERM INVES TMENTS – 0. 1%

U.S. Treasury Bill, 1.89%, 11/25/22(3) (4)	$285	$284

Total Short-Term Investments

(Cost $284)		284

Total Investments – 99.9%

(Cost $178,259)		226,115

Other Assets less Liabilities – 0.1%		114

NET ASSETS – 100.0%		$226,229

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(2)	7-day current yield as of September 30, 2022 is disclosed.
(3)	Discount rate at the time of purchase.
(4)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

S&P - Standard & Poor’s

Percentages shown are based on Net Assets.

At September 30, 2022, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)(1)

E-Mini S&P

500	23	$4,142	Long	12/22	$(403)

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

At September 30, 2022, the security types for the Fund were:

SECURITY TYPE (1)	% OF NET ASSETS

Common Stocks	98.0%

Investment Companies	1.8%

Short-Term Investments	0.1%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest

See Notes to the Financial Statements.

EQUITY FUNDS	124	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2022:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

Common Stocks(1)	$221,699	$—	$—	$221,699

Investment Companies	4,132	—	—	4,132

Short-Term Investments	—	284	—	284

Total Investments	$225,831	$284	$—	$226,115

OTHER FINANCIAL INSTRUMENTS

Liabilities

Futures Contracts	$(403)	$—	$—	$(403)
(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	125	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP VALUE FUND

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 99.3%

Aerospace & Defense – 1.8%

Curtiss-Wright Corp.	1,098	$153

General Dynamics Corp.	3,404	722

Raytheon Technologies Corp.	1,509	124

		999

Air Freight & Logistics – 0.5%

Expeditors International of Washington, Inc.	3,340	295

Auto Components – 0.2%

Gentex Corp.	4,966	118

Banks – 6.7%

Bank of America Corp.	35,846	1,083

Citigroup, Inc.	5,234	218

Comerica, Inc.	657	47

East West Bancorp, Inc.	1,005	67

Fifth Third Bancorp	659	21

JPMorgan Chase & Co.	9,584	1,001

Prosperity Bancshares, Inc.	4,373	292

SVB Financial Group*	756	254

U.S. Bancorp	16,630	670

		3,653

Beverages – 0.3%

Molson Coors Beverage Co., Class B	3,405	163

Biotechnology – 2.7%

Biogen, Inc.*	2,354	628

Gilead Sciences, Inc.	13,650	842

Vertex Pharmaceuticals, Inc.*	64	19

		1,489

Building Products – 0.6%

Builders FirstSource, Inc.*	5,273	311

Capital Markets – 2.9%

Affiliated Managers Group, Inc.	2,382	266

Bank of New York Mellon (The) Corp.	11,930	460

Goldman Sachs Group (The), Inc.	778	228

Invesco Ltd.	16,489	226

Jefferies Financial Group, Inc.	9,711	286

Morgan Stanley	690	54

State Street Corp.	750	46

		1,566

Chemicals – 2.4%

Dow, Inc.	11,835	520

Eastman Chemical Co.	2,876	204

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 99.3% continued

Chemicals – 2.4% continued

LyondellBasell Industries N.V., Class A	4,352	$328

Olin Corp.	5,941	255

		1,307

Communications Equipment – 2.0%

Cisco Systems, Inc.	27,057	1,082

Construction & Engineering – 0.3%

AECOM	2,028	139

Consumer Finance – 0.7%

Capital One Financial Corp.	1,218	112

Synchrony Financial	9,403	265

		377

Containers & Packaging – 0.3%

International Paper Co.	5,559	176

Diversified Consumer Services – 0.6%

Grand Canyon Education, Inc.*	3,835	315

Diversified Financial Services – 2.4%

Berkshire Hathaway, Inc., Class B*	4,887	1,305

Diversified Telecommunication Services – 1.0%

AT&T, Inc.	19,845	305

Lumen Technologies, Inc.	31,898	232

		537

Electric Utilities – 4.1%

Duke Energy Corp.	5,323	495

Entergy Corp.	3,264	328

Evergy, Inc.	5,163	307

Exelon Corp.	10,014	375

IDACORP, Inc.	2,909	288

OGE Energy Corp.	658	24

Pinnacle West Capital Corp.	1,359	88

PPL Corp.	12,640	320

		2,225

Electrical Equipment – 1.0%

Acuity Brands, Inc.	1,209	191

Hubbell, Inc.	1,602	357

		548

Electronic Equipment, Instruments & Components – 0.7%

Amphenol Corp., Class A	266	18

Trimble, Inc.*	4,050	220

Zebra Technologies Corp., Class A*	536	140

		378

See Notes to the Financial Statements.

EQUITY FUNDS	126	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 99.3% continued

Entertainment – 0.5%

Walt Disney (The) Co.*	2,954	$279

Equity Real Estate Investment Trusts – 4.9%

Boston Properties, Inc.	4,107	308

Brixmor Property Group, Inc.	8,148	151

Equity Residential	6,014	404

Healthpeak Properties, Inc.	194	4

Highwoods Properties, Inc.	9,486	256

Host Hotels & Resorts, Inc.	18,624	296

JBG SMITH Properties	13,749	256

Medical Properties Trust, Inc.	11,501	136

National Retail Properties, Inc.	1,139	45

Regency Centers Corp.	5,272	284

Weyerhaeuser Co.	12,089	345

WP Carey, Inc.	2,403	168

		2,653

Food & Staples Retailing – 1.9%

Albertsons Cos., Inc., Class A	11,617	289

Casey’s General Stores, Inc.	863	175

Kroger (The) Co.	10,649	466

Walgreens Boots Alliance, Inc.	3,145	98

		1,028

Food Products – 3.6%

Campbell Soup Co.	6,861	323

General Mills, Inc.	9,786	750

J.M. Smucker (The) Co.	1,474	202

Kraft Heinz (The) Co.	6,405	214

Pilgrim’s Pride Corp.*	5,328	123

Post Holdings, Inc.*	1,943	159

Tyson Foods, Inc., Class A	2,873	189

		1,960

Health Care Equipment & Supplies – 3.0%

Abbott Laboratories	8,643	836

Becton Dickinson and Co.	814	182

Medtronic PLC	6,746	545

Teleflex, Inc.	338	68

		1,631

Health Care Providers & Services – 2.8%

Cigna Corp.	637	177

CVS Health Corp.	3,659	349

Elevance Health, Inc.	1,663	755

Henry Schein, Inc.*	3,606	237

		1,518

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 99.3% continued

Hotels, Restaurants & Leisure – 3.7%

Airbnb, Inc., Class A*	1,668	$175

Booking Holdings, Inc.*	148	243

Choice Hotels International, Inc.	187	21

Domino’s Pizza, Inc.	735	228

Expedia Group, Inc.*	1,029	97

McDonald’s Corp.	3,003	693

Starbucks Corp.	560	47

Wyndham Hotels & Resorts, Inc.	2,777	170

Yum! Brands, Inc.	3,387	360

		2,034

Household Durables – 0.7%

NVR, Inc.*	74	295

Whirlpool Corp.	511	69

		364

Household Products – 0.6%

Procter & Gamble (The) Co.	1,285	162

Reynolds Consumer Products, Inc.	5,655	147

		309

Independent Power & Renewable Electricity Producers – 0.3%

Vistra Corp.	6,772	142

Industrial Conglomerates – 0.0%

General Electric Co.	29	2

Insurance – 5.4%

Aflac, Inc.	10,374	583

American International Group, Inc.	9,534	453

Assured Guaranty Ltd.	3,115	151

Brighthouse Financial, Inc.*	662	29

Chubb Ltd.	1,056	192

Lincoln National Corp.	1,420	62

Loews Corp.	6,064	302

MetLife, Inc.	11,143	677

Prudential Financial, Inc.	5,993	514

		2,963

Interactive Media & Services – 2.8%

Meta Platforms, Inc., Class A*	9,480	1,286

TripAdvisor, Inc.*	10,585	234

		1,520

Internet & Direct Marketing Retail – 0.5%

eBay, Inc.	6,703	247

IT Services – 2.9%

Accenture PLC, Class A	992	255

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	127	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 99.3% continued

IT Services – 2.9% continued

Cognizant Technology Solutions Corp., Class A	6,266	$360

Fidelity National Information Services, Inc.	1,342	101

Genpact Ltd.	5,444	238

Global Payments, Inc.	440	48

International Business Machines Corp.	4,856	577

		1,579

Life Sciences Tools & Services – 1.5%

Danaher Corp.	911	235

QIAGEN N.V.*	7,311	302

Thermo Fisher Scientific, Inc.	587	298

		835

Machinery – 2.8%

Allison Transmission Holdings, Inc.	8,207	277

Crane Holdings Co.	3,161	277

Cummins, Inc.	2,253	458

Dover Corp.	1,603	187

Snap-on, Inc.	1,535	309

		1,508

Media – 2.9%

Comcast Corp., Class A	30,549	896

Fox Corp., Class A	4,085	125

Interpublic Group of (The) Cos., Inc.	11,313	290

Liberty Media Corp.-Liberty SiriusXM, Class A*	211	8

Nexstar Media Group, Inc.	1,691	282

		1,601

Metals & Mining – 1.8%

Cleveland-Cliffs, Inc.*	9,540	129

Freeport-McMoRan, Inc.	2,609	71

Nucor Corp.	4,318	462

Steel Dynamics, Inc.	4,206	298

		960

Multi-Utilities – 0.4%

Consolidated Edison, Inc.	2,882	247

Oil, Gas & Consumable Fuels – 7.9%

Chevron Corp.	8,940	1,284

ConocoPhillips	3,583	367

Exxon Mobil Corp.	19,723	1,722

Marathon Petroleum Corp.	5,006	497

Occidental Petroleum Corp.	5,479	337

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 99.3% continued

Oil, Gas & Consumable Fuels – 7.9% continued

Pioneer Natural Resources Co.	81	$18

Valero Energy Corp.	787	84

		4,309

Pharmaceuticals – 8.5%

Bristol-Myers Squibb Co.	15,397	1,095

Johnson & Johnson	8,179	1,336

Merck & Co., Inc.	11,687	1,006

Pfizer, Inc.	27,811	1,217

		4,654

Professional Services – 0.6%

Leidos Holdings, Inc.	1,022	90

ManpowerGroup, Inc.	1,113	72

Science Applications International Corp.	2,003	177

		339

Real Estate Management & Development – 0.5%

Jones Lang LaSalle, Inc.*	1,844	279

Road & Rail – 1.7%

Norfolk Southern Corp.	3,224	676

XPO Logistics, Inc.*	5,726	255

		931

Semiconductors & Semiconductor Equipment – 2.2%

Applied Materials, Inc.	2,980	244

Broadcom, Inc.	587	261

Intel Corp.	4,474	115

Microchip Technology, Inc.	4,662	285

Skyworks Solutions, Inc.	872	74

Teradyne, Inc.	2,945	221

		1,200

Software – 2.0%

ANSYS, Inc.*	1,262	280

Intuit, Inc.	557	216

Roper Technologies, Inc.	1,688	607

		1,103

Specialty Retail – 0.3%

AutoNation, Inc.*	1,093	111

Dick’s Sporting Goods, Inc.	397	42

		153

Textiles, Apparel & Luxury Goods – 0.9%

Deckers Outdoor Corp.*	80	25

See Notes to the Financial Statements.

EQUITY FUNDS	128	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 99.3% continued

Textiles, Apparel & Luxury Goods – 0.9% continued

Tapestry, Inc.	9,254	$263

Under Armour, Inc., Class A*	33,001	220

		508

Thrifts & Mortgage Finance – 0.5%

MGIC Investment Corp.	21,579	277

Total Common Stocks

(Cost $59,218)		54,116

INVESTMENT COMPANIES – 0.5%

Northern Institutional Funds - U.S. Government Portfolio (Shares), 2.31%(1) (2)	249,783	250

Total Investment Companies

(Cost $250)		250

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

SHORT-TERM INVESTMENTS – 0.3%

U.S. Treasury Bill, 1.82%, 11/25/22(3) (4)	$150	$149

Total Short-Term Investments

(Cost $150)		149

Total Investments – 100.1%

(Cost $59,618)		54,515

Liabilities less Other Assets – (0.1%)		(28)

NET ASSETS – 100.0%		$54,487

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(2)	7-day current yield as of September 30, 2022 is disclosed.
(3)	Discount rate at the time of purchase.
(4)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

S&P - Standard & Poor’s

Percentages shown are based on Net Assets.

At September 30, 2022, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)

E-Mini S&P 500	2	$360	Long	12/22	$(45)

At September 30, 2022, the security types for the Fund were:

SECURITY TYPE(1)	% OF NET ASSETS

Common Stocks	99.3%

Investment Companies	0.5%

Short-Term Investments	0.3%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2022:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

Common Stocks(1)	$54,116	$ —	$—	$54,116

Investment Companies	250	—	—	250

Short-Term Investments	—	149	—	149

Total Investments	$54,366	$149	$—	$54,515

OTHER FINANCIAL INSTRUMENTS

Liabilities

Futures Contracts	$(45)	$ —	$—	$(45)

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	129	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 98.2%

Aerospace & Defense – 1.3%

Axon Enterprise, Inc.*	66,159	$7,658

Curtiss-Wright Corp.	37,643	5,239

Hexcel Corp.	82,393	4,261

Mercury Systems, Inc.*	56,603	2,298

Woodward, Inc.	59,280	4,758

		24,214

Air Freight & Logistics – 0.2%

GXO Logistics, Inc.*	116,170	4,073

Airlines – 0.1%

JetBlue Airways Corp.*	317,695	2,106

Auto Components – 1.4%

Adient PLC*	93,141	2,585

Dana, Inc.	124,768	1,426

Fox Factory Holding Corp.*	41,559	3,287

Gentex Corp.	230,416	5,493

Goodyear Tire & Rubber (The) Co.*	278,126	2,806

Lear Corp.	58,196	6,965

Visteon Corp.*	27,650	2,933

		25,495

Automobiles – 0.4%

Harley-Davidson, Inc.	130,417	4,549

Thor Industries, Inc.	53,440	3,740

		8,289

Banks – 7.4%

Associated Banc-Corp	147,647	2,965

Bank of Hawaii Corp.	39,478	3,005

Bank OZK	109,485	4,331

Cadence Bank	179,653	4,565

Cathay General Bancorp	72,608	2,792

Commerce Bancshares, Inc.	106,969	7,077

Cullen/Frost Bankers, Inc.	62,862	8,312

East West Bancorp, Inc.	138,163	9,276

First Financial Bankshares, Inc.	127,796	5,346

First Horizon Corp.	526,458	12,056

FNB Corp.	342,295	3,971

Fulton Financial Corp.	163,442	2,582

Glacier Bancorp, Inc.	108,395	5,325

Hancock Whitney Corp.	83,813	3,839

Home BancShares, Inc.	186,398	4,196

International Bancshares Corp.	51,831	2,203

Old National Bancorp	288,434	4,750

PacWest Bancorp	115,670	2,614

Pinnacle Financial Partners, Inc.	74,830	6,069

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.2% continued

Banks – 7.4% continued

Prosperity Bancshares, Inc.	89,354	$5,958

Synovus Financial Corp.	142,033	5,328

Texas Capital Bancshares, Inc.*	48,994	2,892

UMB Financial Corp.	42,764	3,605

Umpqua Holdings Corp.	213,484	3,648

United Bankshares, Inc.	132,526	4,738

Valley National Bancorp	413,848	4,470

Washington Federal, Inc.	63,938	1,917

Webster Financial Corp.	172,059	7,777

Wintrust Financial Corp.	59,436	4,847

		140,454

Beverages – 0.4%

Boston Beer (The) Co., Inc., Class A*	9,404	3,044

Celsius Holdings, Inc.*	39,457	3,578

Coca-Cola Consolidated, Inc.	4,506	1,855

		8,477

Biotechnology – 1.8%

Arrowhead Pharmaceuticals, Inc.*	104,096	3,440

Exelixis, Inc.*	317,080	4,972

Halozyme Therapeutics, Inc.*	134,938	5,336

Neurocrine Biosciences, Inc.*	93,720	9,954

United Therapeutics Corp.*	44,622	9,343

		33,045

Building Products – 2.4%

Builders FirstSource, Inc.*	153,124	9,022

Carlisle Cos., Inc.	50,754	14,232

Lennox International, Inc.	31,618	7,040

Owens Corning	94,414	7,422

Simpson Manufacturing Co., Inc.	42,444	3,328

Trex Co., Inc.*	108,067	4,748

		45,792

Capital Markets – 1.8%

Affiliated Managers Group, Inc.	37,453	4,189

Evercore, Inc., Class A	35,193	2,895

Federated Hermes, Inc.	82,894	2,745

Interactive Brokers Group, Inc., Class A	100,862	6,446

Janus Henderson Group PLC	130,192	2,644

Jefferies Financial Group, Inc.	182,359	5,380

SEI Investments Co.	100,796	4,944

Stifel Financial Corp.	104,625	5,431

		34,674

See Notes to the Financial Statements.

EQUITY FUNDS	130	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.2% continued

Chemicals – 2.3%

Ashland, Inc.	48,863	$4,641

Avient Corp.	83,673	2,535

Cabot Corp.	55,206	3,527

Chemours (The) Co.	152,160	3,751

Ingevity Corp.*	35,068	2,126

NewMarket Corp.	6,795	2,044

Olin Corp.	132,445	5,679

RPM International, Inc.	126,561	10,544

Scotts Miracle-Gro (The) Co.	39,633	1,695

Sensient Technologies Corp.	41,104	2,850

Valvoline, Inc.	173,524	4,397

		43,789

Commercial Services & Supplies – 1.5%

Brink’s (The) Co.	46,337	2,245

Clean Harbors, Inc.*	49,305	5,423

IAA, Inc.*	131,681	4,194

MillerKnoll, Inc.	74,195	1,157

MSA Safety, Inc.	36,201	3,956

Stericycle, Inc.*	90,753	3,822

Tetra Tech, Inc.	52,239	6,714

		27,511

Communications Equipment – 0.9%

Calix, Inc.*	55,786	3,411

Ciena Corp.*	146,762	5,934

Lumentum Holdings, Inc.*	67,573	4,633

Viasat, Inc.*	73,972	2,236

		16,214

Construction & Engineering – 1.9%

AECOM	137,087	9,373

Dycom Industries, Inc.*	28,980	2,768

EMCOR Group, Inc.	48,445	5,594

Fluor Corp.*	139,743	3,478

MasTec, Inc.*	56,266	3,573

MDU Resources Group, Inc.	199,445	5,455

Valmont Industries, Inc.	20,939	5,625

		35,866

Construction Materials – 0.2%

Eagle Materials, Inc.	36,910	3,956

Consumer Finance – 0.5%

Bread Financial Holdings, Inc.	48,723	1,532

FirstCash Holdings, Inc.	37,416	2,744

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.2% continued

Consumer Finance – 0.5% continued

Navient Corp.	107,934	$1,586

SLM Corp.	246,310	3,446

		9,308

Containers & Packaging – 0.9%

AptarGroup, Inc.	64,001	6,082

Greif, Inc., Class A	26,341	1,569

Silgan Holdings, Inc.	82,246	3,458

Sonoco Products Co.	95,543	5,420

		16,529

Diversified Consumer Services – 1.1%

Graham Holdings Co., Class B	3,845	2,068

Grand Canyon Education, Inc.*	31,363	2,580

H&R Block, Inc.	156,534	6,659

Service Corp. International	154,430	8,917

		20,224

Diversified Financial Services – 0.3%

Voya Financial, Inc.	96,509	5,839

Diversified Telecommunication Services – 0.6%

Frontier Communications Parent, Inc.*	218,813	5,127

Iridium Communications, Inc.*	125,117	5,551

		10,678

Electric Utilities – 1.4%

ALLETE, Inc.	56,093	2,808

Hawaiian Electric Industries, Inc.	107,190	3,715

IDACORP, Inc.	49,542	4,905

OGE Energy Corp.	196,400	7,161

PNM Resources, Inc.	84,452	3,862

Portland General Electric Co.	87,516	3,803

		26,254

Electrical Equipment – 2.2%

Acuity Brands, Inc.	32,076	5,051

EnerSys	39,883	2,320

Hubbell, Inc.	52,665	11,745

nVent Electric PLC	163,011	5,153

Regal Rexnord Corp.	65,162	9,146

SunPower Corp.*	84,772	1,953

Sunrun, Inc.*	207,979	5,738

Vicor Corp.*	21,750	1,286

		42,392

Electronic Equipment, Instruments & Components – 3.0%

Arrow Electronics, Inc.*	62,917	5,800

Avnet, Inc.	92,697	3,348

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	131	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.2% continued

Electronic Equipment, Instruments & Components – 3.0% continued

Belden, Inc.	42,728	$2,565

Cognex Corp.	169,927	7,043

Coherent Corp.*	127,710	4,451

IPG Photonics Corp.*	32,536	2,744

Jabil, Inc.	134,755	7,777

Littelfuse, Inc.	24,389	4,846

National Instruments Corp.	130,340	4,919

Novanta, Inc.*	35,091	4,058

TD SYNNEX Corp.	41,266	3,350

Vishay Intertechnology, Inc.	128,154	2,280

Vontier Corp.	155,214	2,594

		55,775

Energy Equipment & Services – 0.5%

ChampionX Corp.	199,757	3,909

NOV, Inc.	385,101	6,231

		10,140

Entertainment – 0.2%

World Wrestling Entertainment, Inc., Class A	42,469	2,980

Equity Real Estate Investment Trusts – 7.6%

Apartment Income REIT Corp.	150,956	5,830

Brixmor Property Group, Inc.	295,391	5,456

Corporate Office Properties Trust	110,372	2,564

Cousins Properties, Inc.	147,344	3,440

Douglas Emmett, Inc.	172,863	3,099

EastGroup Properties, Inc.	42,603	6,149

EPR Properties	73,700	2,643

First Industrial Realty Trust, Inc.	129,157	5,787

Healthcare Realty Trust, Inc.	373,052	7,778

Highwoods Properties, Inc.	103,345	2,786

Independence Realty Trust, Inc.	218,302	3,652

JBG SMITH Properties	97,469	1,811

Kilroy Realty Corp.	103,610	4,363

Kite Realty Group Trust	215,606	3,713

Lamar Advertising Co., Class A	85,310	7,037

Life Storage, Inc.	82,709	9,161

Macerich (The) Co.	210,183	1,669

Medical Properties Trust, Inc.	586,572	6,957

National Retail Properties, Inc.	173,126	6,901

National Storage Affiliates Trust	84,381	3,509

Omega Healthcare Investors, Inc.	229,491	6,768

Park Hotels & Resorts, Inc.	220,925	2,488

Pebblebrook Hotel Trust	128,846	1,870

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.2% continued

Equity Real Estate Investment Trusts – 7.6% continued

Physicians Realty Trust	222,541	$ 3,347

PotlatchDeltic Corp.	79,251	3,252

Rayonier, Inc.	144,205	4,322

Rayonier, Inc. - (Fractional Shares)(1)	50,000	—

Rexford Industrial Realty, Inc.	167,552	8,713

Sabra Health Care REIT, Inc.	226,930	2,977

SL Green Realty Corp.	63,145	2,536

Spirit Realty Capital, Inc.	134,335	4,858

STORE Capital Corp.	260,559	8,163

		143,599

Food & Staples Retailing – 1.6%

BJ’s Wholesale Club Holdings, Inc.*	132,612	9,655

Casey’s General Stores, Inc.	36,531	7,398

Grocery Outlet Holding Corp.*	86,669	2,885

Performance Food Group Co.*	151,943	6,526

Sprouts Farmers Market, Inc.*	105,389	2,925

		29,389

Food Products – 1.5%

Darling Ingredients, Inc.*	157,302	10,405

Flowers Foods, Inc.	189,020	4,667

Ingredion, Inc.	64,205	5,170

Lancaster Colony Corp.	19,476	2,927

Pilgrim’s Pride Corp.*	44,127	1,016

Post Holdings, Inc.*	53,376	4,372

		28,557

Gas Utilities – 1.4%

National Fuel Gas Co.	89,749	5,524

New Jersey Resources Corp.	94,299	3,649

ONE Gas, Inc.	53,065	3,735

Southwest Gas Holdings, Inc.	60,463	4,217

Spire, Inc.	51,619	3,218

UGI Corp.	205,406	6,641

		26,984

Health Care Equipment & Supplies – 3.7%

Enovis Corp.*	46,718	2,152

Envista Holdings Corp.*	161,017	5,283

Globus Medical, Inc., Class A*	75,228	4,481

Haemonetics Corp.*	50,487	3,737

ICU Medical, Inc.*	19,733	2,972

Inari Medical, Inc.*	46,955	3,411

Integra LifeSciences Holdings Corp.*	71,757	3,040

LivaNova PLC*	52,585	2,670

Masimo Corp.*	47,341	6,683

See Notes to the Financial Statements.

EQUITY FUNDS	132	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.2% continued

Health Care Equipment & Supplies – 3.7% continued

Neogen Corp.*	212,443	$2,968

NuVasive, Inc.*	51,059	2,237

Omnicell, Inc.*	43,588	3,793

Penumbra, Inc.*	37,101	7,034

QuidelOrtho Corp.*	53,109	3,796

Shockwave Medical, Inc.*	35,227	9,796

STAAR Surgical Co.*	47,287	3,336

Tandem Diabetes Care, Inc.*	63,157	3,022

		70,411

Health Care Providers & Services – 2.6%

Acadia Healthcare Co., Inc.*	89,014	6,959

Amedisys, Inc.*	31,911	3,089

Chemed Corp.	14,604	6,375

Encompass Health Corp.	97,548	4,412

HealthEquity, Inc.*	83,148	5,585

LHC Group, Inc.*	30,396	4,975

Option Care Health, Inc.*	152,246	4,791

Patterson Cos., Inc.	85,036	2,043

Progyny, Inc.*	73,075	2,708

R1 RCM, Inc.*	134,260	2,488

Tenet Healthcare Corp.*	105,720	5,453

		48,878

Hotels, Restaurants & Leisure – 2.7%

Boyd Gaming Corp.	79,607	3,793

Choice Hotels International, Inc.	28,509	3,122

Churchill Downs, Inc.	32,518	5,988

Cracker Barrel Old Country Store, Inc.	22,345	2,069

Light & Wonder, Inc.*	92,871	3,982

Marriott Vacations Worldwide Corp.	38,482	4,690

Papa John’s International, Inc.	31,557	2,209

Penn Entertainment, Inc.*	155,227	4,270

Texas Roadhouse, Inc.	65,888	5,749

Travel + Leisure Co.	82,404	2,812

Wendy’s (The) Co.	166,056	3,104

Wingstop, Inc.	29,434	3,692

Wyndham Hotels & Resorts, Inc.	88,481	5,428

		50,908

Household Durables – 1.3%

Helen of Troy Ltd.*	23,517	2,268

KB Home	82,668	2,143

Leggett & Platt, Inc.	130,595	4,338

Taylor Morrison Home Corp.*	111,520	2,601

Tempur Sealy International, Inc.	169,555	4,093

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.2% continued

Household Durables – 1.3% continued

Toll Brothers, Inc.	104,948	$4,408

TopBuild Corp.*	31,742	5,230

		25,081

Household Products – 0.1%

Energizer Holdings, Inc.	64,737	1,627

Independent Power & Renewable Electricity Producers – 0.2%

Ormat Technologies, Inc.	43,847	3,780

Insurance – 4.4%

Alleghany Corp.*	13,203	11,082

American Financial Group, Inc.	68,508	8,422

Brighthouse Financial, Inc.*	70,444	3,059

CNO Financial Group, Inc.	112,276	2,017

First American Financial Corp.	102,113	4,707

Hanover Insurance Group (The), Inc.	34,975	4,482

Kemper Corp.	62,533	2,580

Kinsale Capital Group, Inc.	21,109	5,392

Old Republic International Corp.	282,022	5,903

Primerica, Inc.	36,686	4,529

Reinsurance Group of America, Inc.	65,766	8,274

RenaissanceRe Holdings Ltd.	42,854	6,016

RLI Corp.	39,570	4,051

Selective Insurance Group, Inc.	59,182	4,817

Unum Group	184,506	7,159

		82,490

Interactive Media & Services – 0.3%

TripAdvisor, Inc.*	102,035	2,253

Ziff Davis, Inc.*	46,395	3,177

		5,430

IT Services – 2.0%

Concentrix Corp.	42,037	4,693

Euronet Worldwide, Inc.*	46,346	3,511

ExlService Holdings, Inc.*	32,349	4,767

Genpact Ltd.	165,445	7,241

Kyndryl Holdings, Inc.*	199,663	1,651

Maximus, Inc.	59,540	3,445

Sabre Corp.*	321,481	1,656

Western Union (The) Co.	380,050	5,131

WEX, Inc.*	43,256	5,491

		37,586

Leisure Products – 1.1%

Brunswick Corp.	72,837	4,767

Mattel, Inc.*	346,496	6,563

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	133	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.2% continued

Leisure Products – 1.1% continued

Polaris, Inc.	54,857	$5,247

Topgolf Callaway Brands Corp.*	135,268	2,605

YETI Holdings, Inc.*	84,649	2,414

		21,596

Life Sciences Tools & Services – 1.4%

Azenta, Inc.	73,792	3,163

Bruker Corp.	99,244	5,266

Medpace Holdings, Inc.*	24,559	3,860

Repligen Corp.*	50,585	9,465

Sotera Health Co.*	96,566	658

Syneos Health, Inc.*	101,129	4,768

		27,180

Machinery – 4.3%

AGCO Corp.	60,735	5,841

Chart Industries, Inc.*	35,170	6,483

Crane Holdings Co.	47,062	4,120

Donaldson Co., Inc.	120,932	5,927

Esab Corp.	44,604	1,488

Flowserve Corp.	128,525	3,123

Graco, Inc.	165,690	9,933

ITT, Inc.	81,020	5,294

Kennametal, Inc.	79,531	1,637

Lincoln Electric Holdings, Inc.	56,816	7,143

Middleby (The) Corp.*	52,777	6,764

Oshkosh Corp.	63,972	4,497

Terex Corp.	66,215	1,969

Timken (The) Co.	65,446	3,864

Toro (The) Co.	102,543	8,868

Watts Water Technologies, Inc., Class A	26,846	3,375

		80,326

Marine – 0.2%

Kirby Corp.*	58,942	3,582

Media – 0.8%

Cable One, Inc.	4,768	4,068

John Wiley & Sons, Inc., Class A	42,044	1,579

New York Times (The) Co., Class A	162,968	4,685

TEGNA, Inc.	218,606	4,521

		14,853

Metals & Mining – 2.8%

Alcoa Corp.	176,515	5,941

Cleveland-Cliffs, Inc.*	507,091	6,830

Commercial Metals Co.	118,082	4,190

MP Materials Corp.*	90,482	2,470

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.2% continued

Metals & Mining – 2.8% continued

Reliance Steel & Aluminum Co.	59,157	$10,318

Royal Gold, Inc.	64,342	6,037

Steel Dynamics, Inc.	170,268	12,080

United States Steel Corp.	233,599	4,233

Worthington Industries, Inc.	29,540	1,127

		53,226

Mortgage Real Estate Investment Trusts – 0.4%

Annaly Capital Management, Inc.	422,857	7,256

Multiline Retail – 0.6%

Kohl’s Corp.	125,991	3,169

Macy’s, Inc.	265,512	4,160

Nordstrom, Inc.	110,017	1,841

Ollie’s Bargain Outlet Holdings, Inc.*	57,104	2,946

		12,116

Multi-Utilities – 0.4%

Black Hills Corp.	63,758	4,318

NorthWestern Corp.	55,151	2,718

		7,036

Oil, Gas & Consumable Fuels – 3.4%

Antero Midstream Corp.	331,033	3,039

CNX Resources Corp.*	185,828	2,886

DT Midstream, Inc.	94,746	4,916

Equitrans Midstream Corp.	425,859	3,186

HF Sinclair Corp.	142,531	7,674

Matador Resources Co.	110,052	5,384

Murphy Oil Corp.	143,333	5,041

PDC Energy, Inc.	94,433	5,457

Range Resources Corp.	243,125	6,141

Southwestern Energy Co.*	1,093,031	6,689

Targa Resources Corp.	222,033	13,398

		63,811

Paper & Forest Products – 0.2%

Louisiana-Pacific Corp.	72,473	3,710

Personal Products – 0.4%

BellRing Brands, Inc.*	133,112	2,743

Coty, Inc., Class A*	356,742	2,255

Nu Skin Enterprises, Inc., Class A	49,270	1,644

		6,642

Pharmaceuticals – 0.7%

Jazz Pharmaceuticals PLC*	61,406	8,185

Perrigo Co. PLC	132,617	4,729

		12,914

See Notes to the Financial Statements.

EQUITY FUNDS	134	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.2% continued

Professional Services – 1.8%

ASGN, Inc.*	49,155	$4,442

CACI International, Inc., Class A*	22,952	5,992

FTI Consulting, Inc.*	33,871	5,613

Insperity, Inc.	35,003	3,574

KBR, Inc.	136,254	5,889

ManpowerGroup, Inc.	50,664	3,277

Science Applications International Corp.	54,529	4,822

		33,609

Real Estate Management & Development – 0.4%

Jones Lang LaSalle, Inc.*	46,989	7,099

Road & Rail – 1.7%

Avis Budget Group, Inc.*	28,286	4,199

Knight-Swift Transportation Holdings, Inc.	157,571	7,710

Landstar System, Inc.	35,734	5,159

Ryder System, Inc.	50,214	3,790

Saia, Inc.*	26,014	4,943

Werner Enterprises, Inc.	57,811	2,174

XPO Logistics, Inc.*	112,797	5,022

		32,997

Semiconductors & Semiconductor Equipment – 3.4%

Amkor Technology, Inc.	98,161	1,674

Cirrus Logic, Inc.*	54,745	3,766

First Solar, Inc.*	97,242	12,862

Lattice Semiconductor Corp.*	134,437	6,616

MACOM Technology Solutions Holdings, Inc.*	49,605	2,569

MKS Instruments, Inc.	56,331	4,655

Power Integrations, Inc.	56,246	3,618

Semtech Corp.*	62,147	1,828

Silicon Laboratories, Inc.*	33,518	4,137

SiTime Corp.*	15,622	1,230

Synaptics, Inc.*	38,994	3,861

Universal Display Corp.	42,772	4,036

Wolfspeed, Inc.*	121,270	12,534

		63,386

Software – 3.2%

ACI Worldwide, Inc.*	111,869	2,338

Aspen Technology, Inc.*	28,376	6,759

Blackbaud, Inc.*	43,623	1,922

CommVault Systems, Inc.*	43,911	2,329

Dynatrace, Inc.*	196,942	6,856

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.2% continued

Software – 3.2% continued

Envestnet, Inc.*	54,178	$2,406

Fair Isaac Corp.*	24,764	10,203

Manhattan Associates, Inc.*	61,456	8,175

NCR Corp.*	134,698	2,561

Paylocity Holding Corp.*	40,091	9,685

Qualys, Inc.*	34,394	4,794

Teradata Corp.*	100,668	3,127

		61,155

Specialty Retail – 2.9%

AutoNation, Inc.*	37,933	3,864

Dick’s Sporting Goods, Inc.	55,828	5,842

Five Below, Inc.*	54,380	7,486

Foot Locker, Inc.	78,898	2,456

GameStop Corp., Class A*	247,879	6,229

Gap (The), Inc.	208,857	1,715

Lithia Motors, Inc.	27,003	5,793

Murphy U.S.A., Inc.	21,098	5,800

RH*	19,574	4,817

Victoria’s Secret & Co.*	81,483	2,373

Williams-Sonoma, Inc.	67,457	7,950

		54,325

Technology Hardware, Storage & Peripherals – 0.1%

Xerox Holdings Corp.	109,488	1,432

Textiles, Apparel & Luxury Goods – 1.8%

Capri Holdings Ltd.*	135,282	5,200

Carter’s, Inc.	38,284	2,509

Columbia Sportswear Co.	34,492	2,321

Crocs, Inc.*	60,700	4,168

Deckers Outdoor Corp.*	26,001	8,128

Hanesbrands, Inc.	342,717	2,385

PVH Corp.	65,518	2,935

Skechers U.S.A., Inc., Class A*	132,826	4,213

Under Armour, Inc., Class A*	184,227	1,225

Under Armour, Inc., Class C*	194,721	1,161

		34,245

Thrifts & Mortgage Finance – 0.6%

Essent Group Ltd.	106,270	3,706

MGIC Investment Corp.	297,348	3,812

New York Community Bancorp, Inc.	458,852	3,914

		11,432

Trading Companies & Distributors – 1.0%

GATX Corp.	34,610	2,947

MSC Industrial Direct Co., Inc., Class A	46,540	3,389

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	135	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND continued	SEPTEMBER 30, 2022 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.2% continued

Trading Companies & Distributors – 1.0% continued

Univar Solutions, Inc.*	163,587	$3,720

Watsco, Inc.	32,572	8,386

		18,442
Water Utilities – 0.5%

Essential Utilities, Inc.	233,778	9,674

Total Common Stocks

(Cost $1,492,282)		1,850,838

INVESTMENT COMPANIES – 1.3%

Northern Institutional Funds - U.S. Government Portfolio (Shares), 2.31%(2) (3)	25,153,571	25,154

Total Investment Companies

(Cost $25,154)		25,154

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

SHORT-TERM INVESTMENTS – 0.1%

U.S. Treasury Bill, 1.96%, 11/25/22(4) (5)	$1,840	$1,832

Total Short-Term Investments

(Cost $1,834)		1,832

Total Investments – 99.6%

(Cost $1,519,270)		1,877,824

Other Assets less Liabilities – 0.4%		8,162

NET ASSETS – 100.0%		$1,885,986

(1)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	7-day current yield as of September 30, 2022 is disclosed.
(4)	Discount rate at the time of purchase.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

REIT - Real Estate Investment Trust

S&P - Standard & Poor’s

Percentages shown are based on Net Assets.

At September 30, 2022, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)(1)

E-Mini S&P MidCap 400	161	$35,552	Long	12/22	$(1,670)

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

At September 30, 2022, the security types for the Fund were:

SECURITY TYPE (1)	% OF NET ASSETS

Common Stocks	98.2%

Investment Companies	1.3%

Short-Term Investments	0.1%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2022:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

Common Stocks(1)	$1,850,838	$—	$—	$1,850,838

Investment Companies	25,154	—	—	25,154

Short-Term Investments	—	1,832	—	1,832

Total Investments	$1,875,992	$1,832	$—	$1,877,824
OTHER FINANCIAL INSTRUMENTS

Liabilities

Futures Contracts	$(1,670)	$—	$—	$(1,670)
(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

EQUITY FUNDS	136	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND	SEPTEMBER 30, 2022 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 94.5% (1)

Australia – 5.9%

Atlas Arteria Ltd.	4,920,251	$19,456

Aurizon Holdings Ltd.	2,892,708	6,356

Transurban Group	3,644,623	28,586

		54,398

Austria – 0.5%

ANDRITZ A.G.	101,011	4,275

Brazil – 0.7%

CCR S.A.	1,952,200	4,545

Cia de Saneamento de Minas Gerais-COPASA*	726,969	1,775

		6,320

Canada – 4.4%

Ag Growth International, Inc.	162,321	3,784

Canadian National Railway Co.	50,480	5,452

Emera, Inc.	226,208	9,152

Hydro One Ltd.	372,911	9,119

Northland Power, Inc.	183,243	5,366

Pembina Pipeline Corp.	242,500	7,366

		40,239

China – 3.2%

Beijing Enterprises Water Group Ltd.	6,720,000	1,547

China Everbright Environment Group Ltd.	6,178,000	2,560

China Gas Holdings Ltd.	351,600	418

China Water Affairs Group Ltd.	5,814,282	4,583

ENN Energy Holdings Ltd.	413,800	5,506

Guangdong Investment Ltd.	11,214,000	8,973

Jiangsu Expressway Co. Ltd., Class H	7,296,000	5,475

		29,062

Denmark – 1.0%

Orsted A/S(2)	111,754	8,893

France – 5.8%

Eutelsat Communications S.A.	410,400	3,177

Getlink S.E.	179,061	2,776

Rubis S.C.A.	297,335	6,153

Veolia Environnement S.A.	635,436	12,056

Vinci S.A.	365,268	29,340

		53,502

Germany – 2.0%

E.ON S.E.	985,477	7,627

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 94.5% (1) continued

Germany – 2.0% continued

Friedrich Vorwerk Group S.E.	70,581	$1,249

RWE A.G.	254,132	9,351

		18,227

Hong Kong – 0.9%

CK Infrastructure Holdings Ltd.	482,500	2,462

Power Assets Holdings Ltd.	1,261,320	6,304

		8,766

Ireland – 1.0%

Greencoat Renewables PLC	7,939,004	9,005

Italy – 8.0%

Atlantia S.p.A.	557,314	12,337

Enel S.p.A.	3,667,728	15,031

Hera S.p.A.	2,834,552	5,997

Infrastrutture Wireless Italiane S.p.A.(2)	480,748	4,203

Italgas S.p.A.	1,415,432	6,579

Snam S.p.A.	4,238,399	17,121

Terna - Rete Elettrica Nazionale	1,932,362	11,772

		73,040

Japan – 0.9%

Kurita Water Industries Ltd.	132,200	4,662

West Japan Railway Co.	99,900	3,829

		8,491

Luxembourg – 0.4%

SES S.A.	714,775	3,917

Mexico – 1.4%

Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B	402,598	7,916

Promotora y Operadora de Infraestructura S.A.B. de C.V.	721,906	4,911

		12,827

Netherlands – 0.3%

Arcadis N.V.	86,229	2,791

Portugal – 0.3%

REN - Redes Energeticas Nacionais

SGPS S.A.	1,068,408	2,520

Spain – 6.6%

Aena S.M.E. S.A.*	183,379	18,975

Atlantica Sustainable Infrastructure PLC	126,646	3,331

Ferrovial S.A.	980,030	22,241

Iberdrola S.A.	1,356,026	12,606

Red Electrica Corp. S.A.	214,448	3,284

		60,437

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	137	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 94.5% (1) continued

Switzerland – 1.8%

Flughafen Zurich A.G. (Registered)*	89,829	$13,296

Landis+Gyr Group A.G.*	68,880	3,726

		17,022

United Kingdom – 8.5%

Costain Group PLC*	1,279,344	572

National Grid PLC	2,775,417	28,642

Pennon Group PLC	833,630	7,308

Severn Trent PLC	270,663	7,075

SSE PLC	863,050	14,633

United Utilities Group PLC	1,671,294	16,550

VH Global Sustainable Energy Opportunities PLC	3,003,384	3,506

		78,286

United States – 40.9%

AECOM	66,502	4,547

Alexandria Real Estate Equities, Inc.	44,076	6,179

Alliant Energy Corp.	126,482	6,702

American Tower Corp.	72,098	15,479

American Water Works Co., Inc.	26,093	3,396

Avista Corp.	78,138	2,895

Bunge Ltd.	65,730	5,427

CenterPoint Energy, Inc.	373,474	10,525

Cheniere Energy, Inc.	58,757	9,748

Consolidated Edison, Inc.	61,558	5,279

CSX Corp.	1,114,626	29,694

Dominion Energy, Inc.	284,860	19,687

DT Midstream, Inc.	153,642	7,972

Edison International	64,084	3,626

Entergy Corp.	105,944	10,661

Equinix, Inc.	16,385	9,320

Essential Utilities, Inc.	218,433	9,039

Evergy, Inc.	159,619	9,481

FirstEnergy Corp.	295,420	10,931

Fluence Energy, Inc.*	145,237	2,119

Gladstone Land Corp.	51,017	923

Hannon Armstrong Sustainable Infrastructure Capital, Inc.	136,718	4,092

Itron, Inc.*	67,350	2,836

NextEra Energy, Inc.	486,530	38,149

Norfolk Southern Corp.	151,270	31,714

Ormat Technologies, Inc.	79,879	6,886

Pinnacle West Capital Corp.	259,758	16,757

PPL Corp.	386,367	9,794

Quanta Services, Inc.	14,610	1,861

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 94.5% (1) continued

United States – 40.9% continued

Republic Services, Inc.	21,755	$2,960

SBA Communications Corp.	53,286	15,168

Sempra Energy	104,308	15,640

SJW Group	40,183	2,315

Targa Resources Corp.	113,228	6,832

Union Pacific Corp.	39,500	7,695

Valmont Industries, Inc.	13,305	3,574

Welltower, Inc.	145,667	9,369

Willdan Group, Inc.*	151,370	2,242

Xcel Energy, Inc.	204,462	13,086

		374,600

Total Common Stocks

(Cost $982,527)		866,618

INVESTMENT COMPANIES – 4.2%

International Public Partnerships Ltd.	3,133,001	5,305

Northern Institutional Funds - U.S. Government Portfolio (Shares), 2.31%(3) (4)	26,223,122	26,223

Renewables Infrastructure Group (The) Ltd.	4,876,429	6,910

Total Investment Companies

(Cost $41,215)		38,438

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

SHORT-TERM INVESTMENTS – 0.5%

U.S. Treasury Bill, 1.82%, 11/25/22(5) (6)	$4,180	$4,163

Total Short-Term Investments

(Cost $4,168)		4,163

Total Investments – 99.2%

(Cost $1,027,910)		909,219

Other Assets less Liabilities – 0.8%		7,256

Net Assets – 100.0%		$916,475

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(4)	7-day current yield as of September 30, 2022 is disclosed.
(5)	Discount rate at the time of purchase.

See Notes to the Financial Statements.

EQUITY FUNDS	138	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

(6)	A portion of this security has been pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

EAFE - Europe, Australasia and the Far East

MSCI - Morgan Stanley Capital International

S&P - Standard & Poor’s

Percentages shown are based on Net Assets.

At September 30, 2022, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)(1)

E-Mini S&P 500

(United States Dollar)	50	$9,004	Long	12/22	$(255)

MSCI EAFE Index

(United States Dollar)	88	7,307	Long	12/22	(209)

Total					$(464)

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

At September 30, 2022, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF NET ASSETS

United States Dollar	44.5%

Euro	24.5

British Pound	9.9

Australian Dollar	5.9

All other currencies less than 5%	14.4

Total Investments	99.2

Other Assets less Liabilities	0.8

Net Assets	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on
September 30, 2022 using adjustment factors designed to reflect more accurately the fair value of the securities. See Note 2 for a discussion of this procedure. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2022:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

Common Stocks:

Brazil	$6,320	$—	$—	$6,320

Canada	40,239	—	—	40,239

Mexico	12,827	—	—	12,827

Spain	3,331	57,106	—	60,437

United States	374,600	—	—	374,600

All Other Countries(1)	—	372,195	—	372,195

Total Common Stocks	437,317	429,301	—	866,618

Investment Companies	26,223	12,215	—	38,438

Short-Term Investments	—	4,163	—	4,163

Total Investments	$463,540	$445,679	$—	$909,219

OTHER FINANCIAL INSTRUMENTS

Liabilities

Futures Contracts	$(464)	$—	$—	$(464)
(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	139	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER GLOBAL REAL ESTATE FUND

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 96.0% (1)

Australia – 4.0%

Goodman Group	268,293	$2,681

National Storage REIT	1,111,113	1,591

Rural Funds Group	109,917	161

Stockland	301,218	627

Vicinity Centres	348,127	389

		5,449

Belgium – 1.1%

Shurgard Self Storage S.A.	30,710	1,251

VGP N.V.	3,100	293

		1,544

Canada – 3.4%

Brookfield Asset Management, Inc., Class A	34,058	1,393

Canadian Apartment Properties REIT	16,594	506

Granite Real Estate Investment Trust	32,086	1,549

Tricon Residential, Inc.	140,574	1,216

		4,664

China – 1.4%

ESR Group Ltd.	733,400	1,850

France – 0.3%

Gecina S.A.	4,850	377

Germany – 2.8%

LEG Immobilien S.E.	19,289	1,161

Vonovia S.E.	126,089	2,744

		3,905

Hong Kong – 4.2%

CK Asset Holdings Ltd.	146,000	876

Hang Lung Properties Ltd.	159,000	260

Link REIT	153,500	1,071

Sino Land Co. Ltd.	1,101,683	1,450

Swire Properties Ltd.	954,600	2,051

		5,708

India – 0.7%

Embassy Office Parks REIT	235,214	999

Japan – 7.1%

Activia Properties, Inc.	152	445

Advance Residence Investment Corp.	149	364

Heiwa Real Estate Co. Ltd.	13,500	371

Hulic REIT, Inc.	425	486

Industrial & Infrastructure Fund Investment Corp.	251	284

Japan Hotel REIT Investment Corp.	1,097	546

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 96.0% (1) continued

Japan – 7.1% continued

Japan Logistics Fund, Inc.	521	$1,115

Japan Metropolitan Fund Invest	761	572

Katitas Co. Ltd.	92,000	2,049

LaSalle Logiport REIT	280	313

Mitsui Fudosan Co. Ltd.	86,600	1,651

Orix JREIT, Inc.	488	622

Star Asia Investment Corp.	1,495	578

Tokyu Fudosan Holdings Corp.	74,400	388

		9,784

Malta – 0.0%

BGP Holdings PLC(2) (3) *	3,277,404	—

Mexico – 0.6%

Corp. Inmobiliaria Vesta S.A.B. de C.V.	445,600	831

Netherlands – 0.3%

CTP N.V.	33,000	341

Singapore – 3.6%

Capitaland India Trust	971,100	706

CapitaLand Integrated Commercial Trust	554,187	737

Capitaland Investment Ltd.	848,300	2,043

CDL Hospitality Trusts	8,380	7

City Developments Ltd.	84,500	446

Mapletree Logistics Trust	468,910	506

Parkway Life Real Estate Investment Trust	179,200	528

		4,973

Spain – 1.7%

Cellnex Telecom S.A.*	60,458	1,864

Merlin Properties Socimi S.A.	63,000	484

		2,348

Sweden – 0.3%

Fastighets AB Balder, Class B*	107,000	423

Tanzania, United Republic of – 0.8%

Helios Towers PLC*	882,730	1,105

United Kingdom – 5.5%

Big Yellow Group PLC	112,314	1,323

Grainger PLC	572,396	1,464

Helical PLC	78,000	311

Land Securities Group PLC	62,000	357

Safestore Holdings PLC	35,500	332

Segro PLC	173,653	1,455

Shaftesbury PLC	274,862	1,123

See Notes to the Financial Statements.

EQUITY FUNDS	140	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 96.0% (1) continued

United Kingdom – 5.5% continued

UNITE Group (The) PLC	103,184	$978

Workspace Group PLC	43,000	189

		7,532

United States – 58.2%

Agree Realty Corp.	13,409	906

Alexandria Real Estate Equities, Inc.	31,029	4,350

American Homes 4 Rent, Class A	46,929	1,540

American Tower Corp.	6,671	1,432

AvalonBay Communities, Inc.	12,373	2,279

Boston Properties, Inc.	12,779	958

Brixmor Property Group, Inc.	91,730	1,694

CubeSmart	45,680	1,830

Digital Realty Trust, Inc.	22,997	2,281

Douglas Emmett, Inc.	38,151	684

Encompass Health Corp.	28,704	1,298

Equinix, Inc.	6,771	3,852

Equity LifeStyle Properties, Inc.	59,373	3,731

Essex Property Trust, Inc.	12,931	3,132

Extra Space Storage, Inc.	18,682	3,227

Farmland Partners, Inc.	17,007	215

Invitation Homes, Inc.	58,096	1,962

Life Storage, Inc.	9,658	1,070

Mid-America Apartment Communities, Inc.	3,869	600

National Retail Properties, Inc.	84,897	3,384

Phillips Edison & Co., Inc.	61,702	1,731

Prologis, Inc.	96,280	9,782

Rayonier, Inc.	62,873	1,884

Rexford Industrial Realty, Inc.	39,749	2,067

SBA Communications Corp.	6,871	1,956

Simon Property Group, Inc.	35,605	3,196

SITE Centers Corp.	73,628	789

Spirit Realty Capital, Inc.	45,283	1,637

STAG Industrial, Inc.	52,182	1,483

Sun Communities, Inc.	29,891	4,045

UDR, Inc.	33,805	1,410

Urban Edge Properties	96,818	1,292

VICI Properties, Inc.	84,526	2,523

Welltower, Inc.	58,320	3,751

Weyerhaeuser Co.	71,086	2,030

		80,001

Total Common Stocks

(Cost $148,873)		131,834

NUMBER OF SHARES		VALUE (000S)

INVESTMENT COMPANIES – 4.1%

Northern Institutional Funds - U.S. Government Portfolio (Shares), 2.31%(4) (5)	5,616,496	$5,616

Total Investment Companies

(Cost $5,616)		5,616

Total Investments – 100.1%

(Cost $154,489)		137,450

Liabilities less Other Assets – (0.1%)		(76)

Net Assets – 100.0%		$137,374

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(3)

Restricted security that has been deemed illiquid. At September 30, 2022, the value of this restricted illiquid security amounted to $0 or 0.0% of net assets. Additional information on this restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)

BGP Holdings PLC	12/2/09	$—

(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(5)	7-day current yield as of September 30, 2022 is disclosed.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

REIT – Real Estate Investment Trust

Percentages shown are based on Net Assets.

At September 30, 2022, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF NET ASSETS

United States Dollar	62.3%

Japanese Yen	7.1

British Pound	6.3

Euro	6.2

Hong Kong Dollar	5.5

All other currencies less than 5%	12.7

Total Investments	100.1

Liabilities less Other Assets	(0.1)

Net Assets	100.0%

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	141	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER GLOBAL REAL ESTATE FUND continued	SEPTEMBER 30, 2022 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).The Fund adjusted the price of certain foreign equity securities held in its portfolio on September 30, 2022 using adjustment factors designed to reflect more accurately the fair value of the securities. See Note 2 for a discussion of this procedure. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2022:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

Common Stocks:

Canada	$4,664	$—	$—	$4,664

Mexico	831	—	—	831

United States	80,001	—	—	80,001

All Other Countries(1)	—	46,338	—	46,338

Total Common Stocks	85,496	46,338	—	131,834

Investment Companies	5,616	—	—	5,616

Total Investments	$91,112	$46,338	$—	$137,450
(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

EQUITY FUNDS	142	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

NORTHERN ENGAGE360TM FUND	SEPTEMBER 30, 2022 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 93.8% (1)

Australia – 0.7%

Macquarie Group Ltd.	9,845	$956

Mirvac Group	535,260	661

		1,617

Austria – 0.2%

Erste Group Bank A.G.	26,724	585

Bermuda – 0.2%

RenaissanceRe Holdings Ltd.	3,126	439

Brazil – 0.3%

WEG S.A.	142,613	847

Canada – 2.5%

Brookfield Asset Management, Inc., Class A	33,508	1,371

Cameco Corp.	73,300	1,945

Canadian Pacific Railway Ltd.	20,964	1,399

Magna International, Inc.	28,500	1,351

		6,066

China – 2.3%

Alibaba Group Holding Ltd. ADR*	12,182	974

BYD Co. Ltd., Class H	44,330	1,090

China Traditional Chinese Medicine Holdings Co. Ltd.	1,800,572	622

Ping An Insurance Group Co. of China Ltd., Class H	192,368	957

Trip.com Group Ltd. ADR*	33,795	923

Weichai Power Co. Ltd., Class H	451,644	427

Xinyi Solar Holdings Ltd.	528,730	550

		5,543

Denmark – 1.1%

Novo Nordisk A/S, Class B	12,462	1,242

Orsted A/S(2)	10,070	801

Vestas Wind Systems A/S	28,942	531

		2,574

Finland – 0.5%

Sampo OYJ, Class A	27,028	1,154

France – 3.1%

AXA S.A.	74,222	1,625

Cie Generale des Etablissements Michelin S.C.A.	56,236	1,253

LVMH Moet Hennessy Louis Vuitton S.E.	2,400	1,411

TotalEnergies S.E.	41,500	1,953

Valeo	37,449	563

Worldline S.A.(2) *	18,535	725

		7,530

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 93.8% (1) continued

Germany – 4.8%

adidas A.G.	4,345	$504

BioNTech S.E. ADR	5,501	742

Deutsche Telekom A.G. (Registered)	92,530	1,586

Infineon Technologies A.G.	36,377	806

Muenchener Rueckversicherungs-Gesellschaft A.G. in Muenchen (Registered)	6,700	1,621

Nemetschek S.E.	22,900	1,103

Rational A.G.	1,800	879

SAP S.E.	16,102	1,327

SAP S.E. ADR	15,623	1,270

Symrise A.G.	14,700	1,447

Vonovia S.E.	15,769	343

		11,628

Hong Kong – 0.6%

AIA Group Ltd.	160,800	1,335

India – 0.6%

HDFC Bank Ltd. ADR	26,249	1,533

Indonesia – 1.1%

Bank Rakyat Indonesia Persero Tbk PT	4,610,978	1,357

Telkom Indonesia Persero Tbk PT	4,707,399	1,371

		2,728

Ireland – 0.4%

Kerry Group PLC, Class A	10,365	921

Japan – 8.4%

Daikin Industries Ltd.	8,176	1,263

Eisai Co. Ltd.	15,730	844

FANUC Corp.	8,300	1,148

Hoya Corp.	11,414	1,097

KDDI Corp.	52,200	1,531

Kubota Corp.	90,500	1,255

Kurita Water Industries Ltd.	29,856	1,053

Marui Group Co. Ltd.	58,700	975

Mitsubishi UFJ Financial Group, Inc.	136,700	617

Nidec Corp.	16,200	913

ORIX Corp.	90,116	1,267

Otsuka Holdings Co. Ltd.	50,000	1,586

Pan Pacific International Holdings Corp.	50,800	893

Recruit Holdings Co. Ltd.	21,252	613

Shimano, Inc.	5,270	831

Shiseido Co. Ltd.	20,468	716

Sony Group Corp.	37,414	2,408

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	143	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

NORTHERN ENGAGE360TM FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 93.8% (1) continued

Japan – 8.4% continued

TDK Corp.	26,436	$802

Yamaha Corp.	17,920	638

		20,450

Netherlands – 1.4%

Heineken N.V.	13,400	1,175

ING Groep N.V.	133,167	1,142

Koninklijke Ahold Delhaize N.V.	45,762	1,165

		3,482

Russia – 0.0%

Moscow Exchange MICEX-RTS PJSC(3) *	51,540	—

Singapore – 1.5%

DBS Group Holdings Ltd.	83,600	1,933

Oversea-Chinese Banking Corp. Ltd.	212,638	1,742

		3,675

South Africa – 0.4%

Naspers Ltd., Class N	8,232	1,020

South Korea – 1.2%

LG Chem Ltd.	3,617	1,340

SK Hynix, Inc.	15,329	880

SK Telecom Co. Ltd. ADR	40,733	784

		3,004

Sweden – 1.0%

Assa Abloy AB, Class B	46,403	867

Atlas Copco AB, Class B	96,390	798

Essity AB, Class B	35,358	698

		2,363

Switzerland – 0.6%

Alcon, Inc.	23,900	1,384

Taiwan – 1.2%

Delta Electronics, Inc.	150,084	1,193

Taiwan Semiconductor Manufacturing Co. Ltd. ADR	25,936	1,778

		2,971

Thailand – 0.4%

Kasikornbank PCL (Registered)	268,292	1,024

United Kingdom – 3.6%

Barratt Developments PLC	165,465	627

Croda International PLC	11,395	814

Dechra Pharmaceuticals PLC	19,206	556

Haleon PLC*	91,700	284

Linde PLC	4,580	1,235

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 93.8% (1) continued

United Kingdom – 3.6% continued

Manchester United PLC, Class A	29,711	$394

Rentokil Initial PLC	299,000	1,579

Spirax-Sarco Engineering PLC	7,684	883

SSE PLC	36,651	621

Unilever PLC	37,647	1,660

		8,653

United States – 55.7%

Activision Blizzard, Inc.	9,115	678

Adobe, Inc.*	11,554	3,180

ADT, Inc.	19,633	147

Aflac, Inc.	9,083	510

Air Products and Chemicals, Inc.	10,756	2,503

Akamai Technologies, Inc.*	5,266	423

Albemarle Corp.	5,306	1,403

Alexandria Real Estate Equities, Inc.	2,764	388

Alphabet, Inc., Class C*	21,742	2,091

Amazon.com, Inc.*	16,614	1,877

American Tower Corp.	12,308	2,643

Amgen, Inc.	8,100	1,826

Amphenol Corp., Class A	18,844	1,262

Apple, Inc.	15,064	2,082

Applied Materials, Inc.	7,789	638

Autodesk, Inc.*	2,784	520

Automatic Data Processing, Inc.	3,648	825

Avnet, Inc.	19,416	701

Axalta Coating Systems Ltd.*	22,604	476

Bank of America Corp.	13,205	399

Becton Dickinson and Co.	2,513	560

Berkshire Hathaway, Inc., Class B*	6,528	1,743

BOK Financial Corp.	8,687	772

BorgWarner, Inc.	14,598	458

Broadridge Financial Solutions, Inc.	3,719	537

Cardinal Health, Inc.	6,475	432

CarMax, Inc.*	4,760	314

Carnival PLC*	38,183	235

CBRE Group, Inc., Class A*	15,152	1,023

Charles River Laboratories International, Inc.*	4,840	953

Charles Schwab (The) Corp.	41,283	2,967

Coca-Cola (The) Co.	29,200	1,636

Core Laboratories N.V.	21,784	294

Corning, Inc.	11,939	346

D.R. Horton, Inc.	6,884	464

Danaher Corp.	8,600	2,221

See Notes to the Financial Statements.

EQUITY FUNDS	144	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 93.8% (1) continued

United States – 55.7% continued

Darden Restaurants, Inc.	5,226	$660

Dolby Laboratories, Inc., Class A	21,500	1,401

Duke Energy Corp.	4,131	384

EastGroup Properties, Inc.	3,588	518

Elevance Health, Inc.	2,432	1,105

Envista Holdings Corp.*	8,848	290

EverQuote, Inc., Class A*	39,544	270

Exxon Mobil Corp.	8,954	782

FactSet Research Systems, Inc.	2,010	804

First American Financial Corp.	7,273	335

First Republic Bank	13,989	1,826

FirstCash Holdings, Inc.	22,500	1,650

Flex Ltd.*	29,173	486

FMC Corp.	17,900	1,892

Fortive Corp.	20,108	1,172

Generac Holdings, Inc.*	1,149	205

General Dynamics Corp.	6,800	1,443

Gentex Corp.	14,733	351

Global Payments, Inc.	6,432	695

Goldman Sachs Group (The), Inc.	4,059	1,190

GSK PLC	73,360	1,070

GXO Logistics, Inc.*	32,014	1,122

Hackett Group (The), Inc.	31,485	558

Hexcel Corp.	17,155	887

Hologic, Inc.*	10,974	708

Honeywell International, Inc.	17,820	2,975

Houlihan Lokey, Inc.	1,423	107

Humana, Inc.	1,267	615

Huntington Ingalls Industries, Inc.	2,503	554

Intel Corp.	6,613	170

Interpublic Group of (The) Cos., Inc.	18,456	472

Intuit, Inc.	5,365	2,078

J.M. Smucker (The) Co.	1,835	252

Johnson & Johnson	14,219	2,323

JPMorgan Chase & Co.	5,045	527

Kennametal, Inc.	22,397	461

Keysight Technologies, Inc.*	2,036	320

Kimball Electronics, Inc.*	28,500	489

KKR & Co., Inc.	9,070	390

Knowles Corp.*	26,042	317

Laboratory Corp. of America Holdings	2,694	552

Lazard Ltd., Class A	14,959	476

Lennar Corp., Class A	31,400	2,341

Littelfuse, Inc.	1,558	310

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 93.8% (1) continued

United States – 55.7% continued

Lumentum Holdings, Inc.*	8,301	$569

M&T Bank Corp.	3,115	549

Madison Square Garden Entertainment Corp.*	11,096	489

Madison Square Garden Sports Corp.*	2,454	335

Markel Corp.*	1,972	2,138

Martin Marietta Materials, Inc.	7,300	2,351

Mattel, Inc.*	32,469	615

Medtronic PLC	16,800	1,357

Mettler-Toledo International, Inc.*	1,299	1,408

Microchip Technology, Inc.	76,379	4,661

Microsoft Corp.	23,511	5,476

Mohawk Industries, Inc.*	3,677	335

Molson Coors Beverage Co., Class B	3,614	173

Moody’s Corp.	6,673	1,622

Morgan Stanley	6,060	479

NIKE, Inc., Class B	11,313	940

Norfolk Southern Corp.	3,277	687

NOV, Inc.	9,842	159

nVent Electric PLC	14,521	459

Omnicom Group, Inc.	1,910	121

Oshkosh Corp.	21,100	1,483

Parsons Corp.*	20,209	792

PayPal Holdings, Inc.*	10,109	870

PepsiCo, Inc.	8,147	1,330

PPG Industries, Inc.	3,729	413

Procter & Gamble (The) Co.	9,800	1,237

Progressive (The) Corp.	8,815	1,024

QUALCOMM, Inc.	14,000	1,582

Raymond James Financial, Inc.	9,376	927

Resideo Technologies, Inc.*	19,183	366

Roche Holding A.G. (Genusschein)	6,989	2,279

Roper Technologies, Inc.	2,859	1,028

Royal Caribbean Cruises Ltd.*	7,487	284

RPM International, Inc.	18,900	1,575

Ryder System, Inc.	7,939	599

Salesforce, Inc.*	6,586	947

Schlumberger N.V.	18,069	649

Schneider Electric S.E.	10,889	1,222

Sealed Air Corp.	8,673	386

Snap-on, Inc.	1,215	245

Southern (The) Co.	6,342	431

Stanley Black & Decker, Inc.	5,281	397

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	145	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

NORTHERN ENGAGE360TM FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 93.8% (1) continued

United States – 55.7% continued

Starbucks Corp.	7,231	$609

Stericycle, Inc.*	9,088	383

Stifel Financial Corp.	10,884	565

Syneos Health, Inc.*	6,291	297

Synopsys, Inc.*	3,668	1,121

Sysco Corp.	8,160	577

TechTarget, Inc.*	12,039	713

TJX (The) Cos., Inc.	10,552	656

TransDigm Group, Inc.	4,013	2,106

U.S. Bancorp	20,426	824

Union Pacific Corp.	3,819	744

Vail Resorts, Inc.	997	215

Visa, Inc., Class A	8,752	1,555

Vontier Corp.	37,946	634

Walgreens Boots Alliance, Inc.	12,848	403

Walt Disney (The) Co.*	17,619	1,662

Zimmer Biomet Holdings, Inc.	3,415	357

		135,470

Total Common Stocks

(Cost $255,953)		227,996

PREFERRED STOCKS – 1.8% (1)

Brazil – 0.5%

Itau Unibanco Holding S.A. ADR, 0.61%(4)	216,873	1,121

Chile – 0.6%

Sociedad Quimica y Minera de Chile S.A. ADR, 8.15%(4)	15,563	1,412

South Korea – 0.7%

Samsung Electronics Co. Ltd., 3.08%(4)	51,200	1,666

Total Preferred Stocks

(Cost $4,665)		4,199

INVESTMENT COMPANIES – 3.6%

Northern Institutional Funds - U.S. Government Portfolio (Shares), 2.31%(5) (6)	8,747,629	8,748

Total Investment Companies

(Cost $8,748)		8,748

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

SHORT-TERM INVESTMENTS – 0.1%

U.S. Treasury Bill, 1.82%, 11/25/22(7) (8)	$330	$329

Total Short-Term Investments

(Cost $329)		329

Total Investments – 99.3%

(Cost $269,695)		241,272

Other Assets less Liabilities – 0.7%		1,738

Net Assets – 100.0%		$243,010

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(3)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(4)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(6)	7-day current yield as of September 30, 2022 is disclosed.
(7)	Discount rate at the time of purchase.
(8)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ADR – American Depositary Receipt

EAFE – Europe, Australasia and the Far East

MSCI – Morgan Stanley Capital International

S&P – Standard & Poor’s

Percentages shown are based on Net Assets.

See Notes to the Financial Statements.

EQUITY FUNDS	146	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

At September 30, 2022, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)(1)

E-Mini S&P 500 (United States Dollar)	7	$1,261	Long	12/22	$(154)

MSCI EAFE Index (United States Dollar)	8	664	Long	12/22	(66)

MSCI Emerging Markets Index (United States Dollar)	6	261	Long	12/22	(26)

Total					$(246)

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

At September 30, 2022, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF NET ASSETS

United States Dollar	63.8%

Euro	10.8

Japanese Yen	8.4

All other currencies less than 5%	16.3

Total Investments	99.3

Other Assets less Liabilities	0.7

Net Assets	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).The Fund adjusted the price of certain foreign equity securities held in its portfolio on September 30, 2022 using adjustment factors designed to reflect more accurately the fair value of the securities. See Note 2 for a discussion of this procedure. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2022:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

Common Stocks:

Bermuda	$439	$—	$—	$439

Brazil	847	—	—	847

Canada	6,066	—	—	6,066

China	1,897	3,646	—	5,543

Germany	2,012	9,616	—	11,628

India	1,533	—	—	1,533

South Korea	784	2,220	—	3,004

Taiwan	1,778	1,193	—	2,971

United Kingdom	1,629	7,024	—	8,653

United States	130,664	4,806	—	135,470

All Other Countries(1)	—	51,842	—	51,842

Total Common Stocks	147,649	80,347	—	227,996

Preferred Stocks:

South Korea	—	1,666	—	1,666

All Other Countries(1)	2,533	—	—	2,533

Total Preferred Stocks	2,533	1,666	—	4,199

Investment Companies	8,748	—	—	8,748

Short-Term Investments	—	329	—	329

Total Investments	$158,930	$82,342	$—	$241,272

OTHER FINANCIAL INSTRUMENTS

Liabilities

Futures Contracts	$(246)	$—	$—	$(246)

(1)	Classifications as defined in the Statement of Investments

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	147	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 95.9%

Aerospace & Defense – 0.8%

AAR Corp.*	7,391	$265

Aerojet Rocketdyne Holdings, Inc.*	14,560	582

AeroVironment, Inc.*	5,776	481

Astronics Corp.*	2,504	20

Astronics Corp., Class B*	3,668	28

Ducommun, Inc.*	3,254	129

Kaman Corp.	5,362	150

Maxar Technologies, Inc.	12,486	234

Mercury Systems, Inc.*	9,546	388

Moog, Inc., Class A	5,037	354

National Presto Industries, Inc.	1,332	87

Park Aerospace Corp.	2,783	31

Parsons Corp.*	2,373	93

Spirit AeroSystems Holdings, Inc., Class A	17,900	392

V2X, Inc.*	4,385	155

		3,389

Air Freight & Logistics – 0.3%

Air T, Inc.*	753	13

Air Transport Services Group, Inc.*	10,000	241

Atlas Air Worldwide Holdings, Inc.*	4,567	436

Forward Air Corp.	7,131	644

		1,334

Airlines – 0.3%

Allegiant Travel Co.*	3,217	235

Copa Holdings S.A., Class A*	6,525	437

Hawaiian Holdings, Inc.*	10,043	132

SkyWest, Inc.*	11,723	191

		995

Auto Components – 1.3%

Adient PLC*	17,391	483

American Axle & Manufacturing Holdings, Inc.*	7,068	48

Dana, Inc.	27,028	309

Dorman Products, Inc.*	7,116	584

Fox Factory Holding Corp.*	6,360	503

Gentherm, Inc.*	8,629	429

Goodyear Tire & Rubber (The) Co.*	55,642	561

LCI Industries	7,368	748

Modine Manufacturing Co.*	2,561	33

Motorcar Parts of America, Inc.*	5,230	80

Patrick Industries, Inc.	4,692	206

Standard Motor Products, Inc.	4,563	148

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 95.9% continued

Auto Components – 1.3% continued

Stoneridge, Inc.*	4,709	$80

Tenneco, Inc., Class A*	9,641	168

Visteon Corp.*	5,208	552

XPEL, Inc.*	3,049	196

		5,128

Automobiles – 0.1%

Winnebago Industries, Inc.	8,847	471

Workhorse Group, Inc.*	20,683	59

		530

Banks – 9.8%

1st Source Corp.	5,374	249

Allegiance Bancshares, Inc.	2,339	97

Amalgamated Financial Corp.	6,170	139

American National Bankshares, Inc.	2,604	83

Ameris Bancorp	14,292	639

Ames National Corp.	2,507	56

Arrow Financial Corp.	5,497	158

Associated Banc-Corp	22,141	445

Atlantic Union Bankshares Corp.	16,728	508

Banc of California, Inc.	6,556	105

BancFirst Corp.	4,513	404

Bancorp (The), Inc.*	7,140	157

Bank First Corp.	3,348	256

Bank of Hawaii Corp.	6,869	523

Bank of Marin Bancorp	3,624	109

Bank of NT Butterfield & Son (The) Ltd.	9,878	321

Bank of South Carolina Corp.	5,364	88

Bank7 Corp.	9,046	201

BankFinancial Corp.	1,787	17

BankUnited, Inc.	13,656	467

Bankwell Financial Group, Inc.	7,690	224

Banner Corp.	8,682	513

Bar Harbor Bankshares	1,937	51

BCB Bancorp, Inc.	508	9

Berkshire Bancorp, Inc.*	121	1

Brookline Bancorp, Inc.	23,044	268

Burke & Herbert Bank & Trust Co.	20	45

C&F Financial Corp.	467	25

Cadence Bank	35,390	899

Cambridge Bancorp	899	72

Camden National Corp.	3,943	168

Capital City Bank Group, Inc.	3,998	124

Cathay General Bancorp	16,098	619

See Notes to the Financial Statements.

EQUITY FUNDS	148	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 95.9% continued

Banks – 9.8% continued

CBTX, Inc.	3,740	$109

Central Pacific Financial Corp.	675	14

Citizens & Northern Corp.	774	19

City Holding Co.	3,893	345

Columbia Banking System, Inc.	13,283	384

Commercial National Financial Corp.	121	2

Community Bank System, Inc.	9,630	579

Community Financial (The) Corp.	3,455	119

Community Trust Bancorp, Inc.	2,938	119

ConnectOne Bancorp, Inc.	2,356	54

CVB Financial Corp.	20,872	528

Dime Community Bancshares, Inc.	4,651	136

Eagle Bancorp, Inc.	6,743	302

Eagle Financial Services, Inc.	100	3

Eastern Bankshares, Inc.	25,191	495

Enterprise Bancorp, Inc.	2,022	60

Enterprise Financial Services Corp.	5,503	242

Equity Bancshares, Inc., Class A	3,418	101

FB Financial Corp.	2,445	93

Financial Institutions, Inc.	4,428	107

Finward Bancorp	689	23

First Bancorp	7,850	287

First BanCorp (New York Exchange)	30,494	417

First Bancorp (The), Inc.	825	23

First Bancshares (The), Inc.	4,919	147

First Busey Corp.	11,491	253

First Commonwealth Financial Corp.	29,559	380

First Community Bankshares, Inc.	1,777	57

First Financial Bankshares, Inc.	27,923	1,168

First Financial Corp.	2,764	125

First Financial Northwest, Inc.	699	10

First Foundation, Inc.	5,309	96

First Hawaiian, Inc.	19,224	473

First Internet Bancorp	1,662	56

First Interstate BancSystem, Inc., Class A	18,179	734

First Merchants Corp.	10,676	413

First Mid Bancshares, Inc.	37	1

First Northwest Bancorp	521	8

First of Long Island (The) Corp.	3,635	63

First Savings Financial Group, Inc.	9,378	216

First United Corp.	7,959	132

Flushing Financial Corp.	4,414	86

FNB Corp.	59,010	685

Fulton Financial Corp.	30,074	475

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 95.9% continued

Banks – 9.8% continued

German American Bancorp, Inc.	5,454	$195

Glacier Bancorp, Inc.	19,238	945

Great Southern Bancorp, Inc.	1,715	98

Hancock Whitney Corp.	17,099	783

Hanmi Financial Corp.	3,790	90

Hawthorn Bancshares, Inc.	1,457	32

Heartland Financial U.S.A., Inc.	5,911	256

Heritage Financial Corp.	8,306	220

Hilltop Holdings, Inc.	14,689	365

Home BancShares, Inc.	28,504	642

HomeStreet, Inc.	4,275	123

HomeTrust Bancshares, Inc.	1,342	30

Hope Bancorp, Inc.	22,426	283

Independent Bank Corp.	9,590	715

Independent Bank Group, Inc.	10,601	651

International Bancshares Corp.	12,561	534

Investar Holding Corp.	10,430	208

Lakeland Bancorp, Inc.	7,540	121

Lakeland Financial Corp.	4,841	352

Landmark Bancorp, Inc.	1,393	36

Malvern Bancorp, Inc.(1) *	9	—

Mercantile Bank Corp.	5,228	155

Metropolitan Bank Holding Corp.*	200	13

MidWestOne Financial Group, Inc.	564	15

National Bank Holdings Corp., Class A	6,425	238

National Bankshares, Inc.	1,755	59

NBT Bancorp, Inc.	10,737	407

Nicolet Bankshares, Inc.*	3,099	218

Northrim BanCorp, Inc.	1,649	69

Norwood Financial Corp.	1,084	29

OceanFirst Financial Corp.	9,536	178

OFG Bancorp	6,948	175

Ohio Valley Banc Corp.	745	21

Old National Bancorp	28,039	462

Old Second Bancorp, Inc.	2,613	34

Pacific Premier Bancorp, Inc.	20,275	628

PacWest Bancorp	17,900	405

Park National Corp.	3,044	379

Peapack-Gladstone Financial Corp.	4,259	143

Penns Woods Bancorp, Inc.	150	3

Peoples Bancorp, Inc.	6,468	187

Peoples Financial Corp.	236	4

Peoples Financial Services Corp.	413	19

Preferred Bank	3,911	255

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	149	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 95.9% continued

Banks – 9.8% continued

Premier Financial Corp.	10,223	$263

Primis Financial Corp.	669	8

QCR Holdings, Inc.	2,188	111

Renasant Corp.	12,295	385

Republic Bancorp, Inc., Class A	4,135	158

Republic First Bancorp, Inc.*	3,187	9

Sandy Spring Bancorp, Inc.	5,278	186

Seacoast Banking Corp. of Florida	10,821	327

ServisFirst Bancshares, Inc.	13,098	1,048

Shore Bancshares, Inc.	1,492	26

Sierra Bancorp	810	16

Silvergate Capital Corp., Class A*	3,315	250

Simmons First National Corp., Class A	19,404	423

Southern BancShares NC, Inc.	5	23

Southern First Bancshares, Inc.*	4,590	191

Southside Bancshares, Inc.	5,055	179

Stock Yards Bancorp, Inc.	6,372	433

Texas Capital Bancshares, Inc.*	7,142	422

Tompkins Financial Corp.	3,473	252

Towne Bank	10,289	276

TriCo Bancshares	5,072	226

Trustmark Corp.	12,934	396

UMB Financial Corp.	8,869	748

Umpqua Holdings Corp.	32,483	555

Union Bankshares, Inc.	5,790	131

United Bancorp, Inc.	498	8

United Bankshares, Inc.	19,045	681

United Community Banks, Inc.	15,328	507

Univest Financial Corp.	5,330	125

Valley National Bancorp	58,734	634

Veritex Holdings, Inc.	8,287	220

Virginia National Bankshares Corp.	105	3

Washington Trust Bancorp, Inc.	3,261	152

WesBanco, Inc.	15,264	509

West BanCorp, Inc.	2,798	58

Westamerica BanCorp	6,194	324

		39,217

Beverages – 0.5%

Celsius Holdings, Inc.*	6,497	589

Coca-Cola Consolidated, Inc.	1,593	656

MGP Ingredients, Inc.	3,455	367

National Beverage Corp.	6,954	268

		1,880

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 95.9% continued

Biotechnology – 5.1%

2seventy bio, Inc.*	3,756	$55

Acumen Pharmaceuticals, Inc.*	1,062	11

ADMA Biologics, Inc.*	22,321	54

Affimed N.V.*	9,905	20

Akebia Therapeutics, Inc.*	24,361	8

Akero Therapeutics, Inc.*	4,153	141

Albireo Pharma, Inc.*	7,574	147

Alector, Inc.*	6,697	63

Alkermes PLC*	26,782	598

Allogene Therapeutics, Inc.*	11,402	123

Allovir, Inc.*	2,098	17

Altimmune, Inc.*	13,346	170

Amicus Therapeutics, Inc.*	63,001	658

AnaptysBio, Inc.*	11,208	286

Anavex Life Sciences Corp.*	11,604	120

Anika Therapeutics, Inc.*	5,546	132

Anixa Biosciences, Inc.*	3,567	18

Applied Molecular Transport, Inc.*	6,595	6

Arcus Biosciences, Inc.*	10,399	272

Arcutis Biotherapeutics, Inc.*	4,906	94

Ardelyx, Inc.*	9,301	11

Assembly Biosciences, Inc.*	549	1

Atara Biotherapeutics, Inc.*	11,811	45

Aurinia Pharmaceuticals, Inc.*	21,041	158

Avid Bioservices, Inc.*	9,337	178

Avidity Biosciences, Inc.*	4,917	80

Beam Therapeutics, Inc.*	9,994	476

Bioxcel Therapeutics, Inc.*	7,716	91

Bluebird Bio, Inc.*	11,269	71

Calyxt, Inc.*	5,877	1

Capricor Therapeutics, Inc.*	23,578	141

CASI Pharmaceuticals, Inc.*	3,766	10

Catalyst Pharmaceuticals, Inc.*	34,533	443

Celcuity, Inc.*	9,194	92

Celldex Therapeutics, Inc.*	5,217	147

Coherus Biosciences, Inc.*	11,714	113

Concert Pharmaceuticals, Inc.*	20,813	139

Crinetics Pharmaceuticals, Inc.*	4,837	95

Cue Biopharma, Inc.*	1,743	4

CureVac N.V.*	29,831	235

Curis, Inc.*	11,480	8

Cytokinetics, Inc.*	12,074	585

Deciphera Pharmaceuticals, Inc.*	6,359	118

DermTech, Inc.*	7,118	28

See Notes to the Financial Statements.

EQUITY FUNDS	150	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 95.9% continued

Biotechnology – 5.1% continued

DiaMedica Therapeutics, Inc.*	21,056	$26

Dyadic International, Inc.*	16,460	31

Dynavax Technologies Corp.*	19,064	199

Eagle Pharmaceuticals, Inc.*	2,149	57

Eiger BioPharmaceuticals, Inc.*	20,040	151

Emergent BioSolutions, Inc.*	10,525	221

Enanta Pharmaceuticals, Inc.*	5,556	288

Essa Pharma, Inc.*	4,375	8

Evelo Biosciences, Inc.*	9,413	20

Forma Therapeutics Holdings, Inc.*	2,747	55

G1 Therapeutics, Inc.*	11,767	147

Geron Corp.*	7,700	18

GlycoMimetics, Inc.*	7,284	4

Gossamer Bio, Inc.*	29,442	353

Graphite Bio, Inc.*	9,037	29

Halozyme Therapeutics, Inc.*	23,574	932

Harpoon Therapeutics, Inc.*	5,932	6

Heron Therapeutics, Inc.*	7,810	33

Homology Medicines, Inc.*	8,100	13

Ideaya Biosciences, Inc.*	5,366	80

IGM Biosciences, Inc.*	9,179	209

Imago Biosciences, Inc.*	5,449	82

Immatics N.V.*	10,233	102

ImmuCell Corp.*	2,514	19

Immuneering Corp., Class A*	567	8

Immunic, Inc.*	7,815	25

ImmunoGen, Inc.*	31,399	150

Inhibrx, Inc.*	2,948	53

Insmed, Inc.*	17,236	371

Intellia Therapeutics, Inc.*	11,263	630

Ironwood Pharmaceuticals, Inc.*	43,281	448

iTeos Therapeutics, Inc.*	7,702	147

IVERIC bio, Inc.*	14,486	260

KalVista Pharmaceuticals, Inc.*	18,655	271

Karyopharm Therapeutics, Inc.*	12,037	66

Keros Therapeutics, Inc.*	2,652	100

Kronos Bio, Inc.*	6,246	21

Krystal Biotech, Inc.*	3,094	216

Kura Oncology, Inc.*	17,730	242

Lexicon Pharmaceuticals, Inc.*	3,347	8

Ligand Pharmaceuticals, Inc.*	4,590	395

MacroGenics, Inc.*	10,996	38

Magenta Therapeutics, Inc.*	10,083	14

MannKind Corp.*	38,117	118

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 95.9% continued

Biotechnology – 5.1% continued

MediciNova, Inc.*	27,967	$61

MeiraGTx Holdings PLC*	13,802	116

Merrimack Pharmaceuticals, Inc.*	261	1

Mersana Therapeutics, Inc.*	10,039	68

Merus N.V.*	12,616	253

MiMedx Group, Inc.*	16,968	49

Mirati Therapeutics, Inc.*	258	18

Mirum Pharmaceuticals, Inc.*	13,541	284

Monopar Therapeutics, Inc.*	13,197	20

Morphic Holding, Inc.*	4,949	140

Myriad Genetics, Inc.*	20,081	383

Natera, Inc.*	13,800	605

Nkarta, Inc.*	6,299	83

Northwest Biotherapeutics, Inc.*	102,918	73

Omega Therapeutics, Inc.*	2,302	12

Organogenesis Holdings, Inc.*	8,883	29

ORIC Pharmaceuticals, Inc.*	6,894	22

Oyster Point Pharma, Inc.*	3,410	19

PDL BioPharma, Inc.(2) *	24,608	38

Praxis Precision Medicines, Inc.*	17,252	39

Precision BioSciences, Inc.*	11,667	15

Protagonist Therapeutics, Inc.*	5,830	49

Prothena Corp. PLC*	9,209	558

RAPT Therapeutics, Inc.*	5,042	121

REGENXBIO, Inc.*	6,433	170

Repare Therapeutics, Inc.*	3,977	48

Replimune Group, Inc.*	8,500	147

Rezolute, Inc.*	11,535	32

Rhythm Pharmaceuticals, Inc.*	9,262	227

Rigel Pharmaceuticals, Inc.*	23,489	28

Rocket Pharmaceuticals, Inc.*	621	10

Sage Therapeutics, Inc.*	11,972	469

Sangamo Therapeutics, Inc.*	23,430	115

Savara, Inc.*	3,800	6

Sinovac Biotech Ltd.(2) *	1,587	—

Spectrum Pharmaceuticals, Inc.*	16,231	7

Spero Therapeutics, Inc.*	6,662	13

SpringWorks Therapeutics, Inc.*	8,616	246

Sutro Biopharma, Inc.*	2,807	16

Syndax Pharmaceuticals, Inc.*	12,635	304

TCR2 Therapeutics, Inc.*	5,608	10

Tenaya Therapeutics, Inc.*	6,645	19

Ultragenyx Pharmaceutical, Inc.*	12,472	516

uniQure N.V.*	7,505	141

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	151	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 95.9% continued

Biotechnology – 5.1% continued

UroGen Pharma Ltd.*	7,653	$64

Vanda Pharmaceuticals, Inc.*	10,706	106

Vaxart, Inc.*	13,350	29

Vaxcyte, Inc.*	5,701	137

VBI Vaccines, Inc.*	29,902	21

Veracyte, Inc.*	12,530	208

Vericel Corp.*	8,414	195

Viking Therapeutics, Inc.*	2,902	8

Viridian Therapeutics, Inc.*	8,353	171

Voyager Therapeutics, Inc.*	10,460	62

XBiotech, Inc.*	6,970	25

Xencor, Inc.*	10,490	272

Xenon Pharmaceuticals, Inc.*	8,453	305

XOMA Corp.*	8,660	155

		20,265

Building Products – 1.5%

AAON, Inc.	8,514	459

American Woodmark Corp.*	2,921	128

Apogee Enterprises, Inc.	6,986	267

AZEK (The) Co., Inc.*	19,500	324

Caesarstone Ltd.	6,170	57

CSW Industrials, Inc.	2,694	323

Gibraltar Industries, Inc.*	7,085	290

Griffon Corp.	10,835	320

Insteel Industries, Inc.	6,120	162

JELD-WEN Holding, Inc.*	13,490	118

Masonite International Corp.*	5,388	384

PGT Innovations, Inc.*	13,897	291

Quanex Building Products Corp.	6,083	111

Resideo Technologies, Inc.*	24,925	475

Simpson Manufacturing Co., Inc.	8,935	701

UFP Industries, Inc.	12,705	917

Zurn Elkay Water Solutions Corp.	21,363	523

		5,850

Capital Markets – 1.9%

ArrowMark Financial Corp.	3,639	63

Artisan Partners Asset Management, Inc., Class A	8,711	235

Associated Capital Group, Inc., Class A	2,828	104

B. Riley Financial, Inc.	1,727	77

BGC Partners, Inc., Class A	52,979	166

Blucora, Inc.*	9,414	182

Cohen & Steers, Inc.	5,578	349

Cowen, Inc., Class A	291	11

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 95.9% continued

Capital Markets – 1.9% continued

Diamond Hill Investment Group, Inc.	948	$156

Donnelley Financial Solutions, Inc.(1) *	1	—

Evercore, Inc., Class A	6,870	565

Federated Hermes, Inc.	17,133	567

Freedom Holding Corp.*	5,339	262

GAMCO Investors, Inc., Class A	5,069	86

Hamilton Lane, Inc., Class A	5,432	324

Hercules Capital, Inc.	22,011	255

Houlihan Lokey, Inc.	8,060	608

Lazard Ltd., Class A	14,600	465

Main Street Capital Corp.	10,963	369

Moelis & Co., Class A	11,731	397

Piper Sandler Cos.	4,017	421

PJT Partners, Inc., Class A	4,546	304

Prospect Capital Corp.	51,627	320

Pzena Investment Management, Inc., Class A	4,621	44

Safeguard Scientifics, Inc.*	826	3

Saratoga Investment Corp.	4,223	88

Siebert Financial Corp.*	919	1

Sixth Street Specialty Lending, Inc.	10,111	165

StoneX Group, Inc.*	4,261	353

Victory Capital Holdings, Inc., Class A	12,435	290

Virtu Financial, Inc., Class A	15,400	320

Virtus Investment Partners, Inc.	1,187	189

Westwood Holdings Group, Inc.	496	5

WisdomTree Investments, Inc.	4,036	19

		7,763

Chemicals – 2.4%

Advanced Emissions Solutions, Inc.*	838	2

AdvanSix, Inc.	4,801	154

American Vanguard Corp.	4,002	75

Aspen Aerogels, Inc.*	5,000	46

Avient Corp.	16,042	486

Balchem Corp.	6,581	800

Cabot Corp.	11,634	743

Chase Corp.	2,575	215

Element Solutions, Inc.	33,466	544

FutureFuel Corp.	7,054	43

H.B. Fuller Co.	13,178	792

Hawkins, Inc.	8,250	322

Ingevity Corp.*	8,478	514

Innospec, Inc.	4,935	423

Koppers Holdings, Inc.	8,542	178

See Notes to the Financial Statements.

EQUITY FUNDS	152	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 95.9% continued

Chemicals – 2.4% continued

Kronos Worldwide, Inc.	700	$7

Livent Corp.*	29,213	895

LSB Industries, Inc.(1) *	24	—

Mativ Holdings, Inc.	16,048	354

Minerals Technologies, Inc.	7,839	387

NewMarket Corp.	1,064	320

Orion Engineered Carbons S.A.	8,740	117

Quaker Chemical Corp.	3,960	572

Sensient Technologies Corp.	9,158	635

Stepan Co.	4,987	467

Tredegar Corp.	6,521	62

Trinseo PLC	10,424	191

Tronox Holdings PLC	20,456	251

		9,595

Commercial Services & Supplies – 1.3%

ABM Industries, Inc.	12,892	493

ACCO Brands Corp.	20,762	102

Brady Corp., Class A	10,478	437

Brink’s (The) Co.	9,921	481

Casella Waste Systems, Inc., Class A*	8,947	683

CECO Environmental Corp.*	206	2

Cimpress PLC*	5,283	129

CompX International, Inc.(1)	1	—

CoreCivic, Inc.*	22,505	199

Deluxe Corp.	7,361	122

Ennis, Inc.	4,775	96

Healthcare Services Group, Inc.	15,610	189

Heritage-Crystal Clean, Inc.*	508	15

HNI Corp.	8,343	221

Interface, Inc.	9,636	87

KAR Auction Services, Inc.*	26,692	298

Kimball International, Inc., Class B	3,682	23

Matthews International Corp., Class A	5,352	120

MillerKnoll, Inc.	16,542	258

NL Industries, Inc.	100	1

Pitney Bowes, Inc.	29,108	68

Quad/Graphics, Inc.*	254	1

SP Plus Corp.*	4,529	142

Steelcase, Inc., Class A	17,115	112

Tetra Tech, Inc.	1,456	187

UniFirst Corp.	3,033	510

Viad Corp.*	4,561	144

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 95.9% continued

Commercial Services & Supplies – 1.3% continued

Virco Mfg. Corp.*	1,676	$7

VSE Corp.	4,716	167

		5,294

Communications Equipment – 1.0%

ADTRAN Holdings, Inc.	9,824	192

Applied Optoelectronics, Inc.*	5,804	16

AudioCodes Ltd.	5,523	121

Aviat Networks, Inc.*	2,996	82

BK Technologies Corp.	1,835	4

CalAmp Corp.*	2,461	9

Calix, Inc.*	6,758	413

Clearfield, Inc.*	4,684	490

CommScope Holding Co., Inc.*	37,663	347

Comtech Telecommunications Corp.	7,170	72

Digi International, Inc.*	9,001	311

EMCORE Corp.*	12,695	21

Extreme Networks, Inc.*	13,970	183

Harmonic, Inc.*	13,082	171

Inseego Corp.*	3,235	7

Ituran Location and Control Ltd.	4,071	95

KVH Industries, Inc.*	6,178	57

NETGEAR, Inc.*	5,981	120

NetScout Systems, Inc.*	14,721	461

PCTEL, Inc.*	14,020	66

Radware Ltd.*	7,520	164

Silicom Ltd.*	5,262	186

Viavi Solutions, Inc.*	40,274	526

		4,114

Construction & Engineering – 1.6%

Ameresco, Inc., Class A*	5,500	366

API Group Corp.(3) *	31,157	413

Arcosa, Inc.	10,230	585

Argan, Inc.	4,104	132

Comfort Systems U.S.A., Inc.	10,092	982

Dycom Industries, Inc.*	5,758	550

EMCOR Group, Inc.	10,544	1,218

Fluor Corp.*	25,024	623

Granite Construction, Inc.	11,015	280

Great Lakes Dredge & Dock Corp.*	4,135	31

IES Holdings, Inc.*	1,476	41

Matrix Service Co.*	3,570	15

MYR Group, Inc.*	3,319	281

Northwest Pipe Co.*	5,235	147

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	153	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 95.9% continued

Construction & Engineering – 1.6% continued

NV5 Global, Inc.*	2,756	$341

Primoris Services Corp.	7,161	116

Sterling Infrastructure, Inc.*	7,763	167

Tutor Perini Corp.*	2,067	11

		6,299

Construction Materials – 0.2%

Summit Materials, Inc., Class A*	26,977	646

United States Lime & Minerals, Inc.	1,409	144

		790

Consumer Finance – 0.8%

Atlanticus Holdings Corp.*	1,361	36

Curo Group Holdings Corp.	193	1

Encore Capital Group, Inc.*	7,077	322

Enova International, Inc.*	5,073	149

EZCORP, Inc., Class A*	2,900	22

FirstCash Holdings, Inc.	8,309	609

Green Dot Corp., Class A*	11,622	221

LendingClub Corp.*	9,389	104

Navient Corp.	34,846	512

Nelnet, Inc., Class A	7,037	557

PRA Group, Inc.*	10,543	346

PROG Holdings, Inc.*	14,922	224

Regional Management Corp.	300	8

World Acceptance Corp.*	1,716	166

		3,277

Containers & Packaging – 0.4%

Greif, Inc., Class A	5,079	303

Myers Industries, Inc.	3,648	60

O-I Glass, Inc.*	23,511	304

Silgan Holdings, Inc.	11,649	490

TriMas Corp.	9,908	248

		1,405

Distributors – 0.0%

Weyco Group, Inc.	3,226	66

Diversified Consumer Services – 0.8%

2U, Inc.*	11,932	75

Adtalem Global Education, Inc.*	13,235	482

Afya Ltd., Class A*	17,646	239

American Public Education, Inc.*	5,334	49

Chegg, Inc.*	18,900	398

Graham Holdings Co., Class B	960	516

Grand Canyon Education, Inc.*	7,690	633

Laureate Education, Inc.	20,753	219

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 95.9% continued

Diversified Consumer Services – 0.8% continued

Perdoceo Education Corp.*	9,982	$103

Strategic Education, Inc.	4,401	270

Stride, Inc.*	6,608	278

WW International, Inc.*	7,993	31

		3,293

Diversified Financial Services – 0.3%

A-Mark Precious Metals, Inc.	10,202	290

Banco Latinoamericano de Comercio Exterior S.A., Class E	7,766	101

California First Leasing Corp.	1,558	25

Cannae Holdings, Inc.*	13,391	277

Jackson Financial, Inc., Class A	11,600	322

		1,015

Diversified Telecommunication Services – 0.5%

Anterix, Inc.*	5,005	179

ATN International, Inc.	2,889	111

Bandwidth, Inc., Class A*	3,251	39

Cogent Communications Holdings, Inc.	7,953	415

Consolidated Communications Holdings, Inc.*	12,083	50

IDT Corp., Class B*	5,201	129

Iridium Communications, Inc.*	21,876	971

Liberty Latin America Ltd., Class C*	16,292	100

LICT Corp.*	6	124

Telesat Corp.*	2,945	23

		2,141

Electric Utilities – 0.9%

ALLETE, Inc.	12,644	633

MGE Energy, Inc.	8,837	580

Otter Tail Corp.	10,738	660

PNM Resources, Inc.	15,192	695

Portland General Electric Co.	19,584	851

		3,419

Electrical Equipment – 0.7%

Allied Motion Technologies, Inc.	4,380	125

Atkore, Inc.*	9,262	721

AZZ, Inc.	4,963	181

Encore Wire Corp.	4,096	473

EnerSys	8,340	485

GrafTech International Ltd.	29,433	127

Powell Industries, Inc.	4,638	98

Preformed Line Products Co.	1,994	142

Thermon Group Holdings, Inc.*	3,319	51

See Notes to the Financial Statements.

EQUITY FUNDS	154	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 95.9% continued

Electrical Equipment – 0.7% continued

TPI Composites, Inc.*	6,099	$69

Ultralife Corp.*	846	4

Vicor Corp.*	6,126	362

		2,838

Electronic Equipment, Instruments & Components – 2.8%

Advanced Energy Industries, Inc.	6,971	540

Arlo Technologies, Inc.*	3,150	15

Avnet, Inc.	15,777	570

Badger Meter, Inc.	5,704	527

Bel Fuse, Inc., Class B	2,854	72

Belden, Inc.	7,441	447

Benchmark Electronics, Inc.	9,244	229

Coherent Corp.*	16,595	578

CTS Corp.	5,143	214

Daktronics, Inc.*	2,559	7

ePlus, Inc.*	10,288	427

Fabrinet*	8,222	785

FARO Technologies, Inc.*	3,753	103

Frequency Electronics, Inc.*	6,758	39

Hollysys Automation Technologies Ltd.	9,246	158

Insight Enterprises, Inc.*	9,112	751

Itron, Inc.*	8,857	373

Kimball Electronics, Inc.*	5,368	92

Knowles Corp.*	14,968	182

Methode Electronics, Inc.	7,243	269

nLight, Inc.*	11,607	110

Novanta, Inc.*	7,154	827

OSI Systems, Inc.*	5,442	392

PAR Technology Corp.*	3,629	107

PC Connection, Inc.	6,667	301

Plexus Corp.*	6,246	547

Rogers Corp.*	3,630	878

Sanmina Corp.*	13,470	621

ScanSource, Inc.*	4,800	127

TTM Technologies, Inc.*	12,856	169

Vishay Intertechnology, Inc.	21,667	385

Vishay Precision Group, Inc.*	6,945	206

Wayside Technology Group, Inc.	5,770	155

		11,203

Energy Equipment & Services – 1.4%

Bristow Group, Inc.*	6,760	159

Cactus, Inc., Class A	11,256	433

ChampionX Corp.	33,160	649

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 95.9% continued

Energy Equipment & Services – 1.4% continued

DMC Global, Inc.*	5,585	$89

Dril-Quip, Inc.*	6,539	128

ENGlobal Corp.*	6,201	8

Exterran Corp.*	8,734	36

Geospace Technologies Corp.*	9,097	40

Gulf Island Fabrication, Inc.*	5,334	22

Helix Energy Solutions Group, Inc.*	38,160	147

Helmerich & Payne, Inc.	18,091	669

Liberty Energy, Inc.*	25,100	318

MIND Technology, Inc.*	3,700	2

Nabors Industries Ltd.*	1,858	188

Natural Gas Services Group, Inc.*	6,526	66

NexTier Oilfield Solutions, Inc.*	21,313	158

Oceaneering International, Inc.*	17,607	140

Patterson-UTI Energy, Inc.	41,605	486

ProPetro Holding Corp.*	5,315	43

Solaris Oilfield Infrastructure, Inc., Class A	7,129	67

TechnipFMC PLC*	74,113	627

TETRA Technologies, Inc.*	12,106	43

Tidewater, Inc.*	9,460	205

Transocean Ltd.*	100,322	248

U.S. Silica Holdings, Inc.*	9,033	99

Valaris Ltd.*	10,600	519

		5,589

Entertainment – 0.2%

IMAX Corp.*	6,960	98

Liberty Media Corp.-Liberty Braves, Class C*	20,339	560

LiveOne, Inc.*	5,784	4

Marcus (The) Corp.	2,354	33

Reading International, Inc., Class A*	4,251	14

Sciplay Corp., Class A*	23,578	277

		986

Equity Real Estate Investment Trusts – 6.0%

Acadia Realty Trust	16,922	214

Agree Realty Corp.	13,545	915

Alexander & Baldwin, Inc.	12,703	211

Alexander’s, Inc.	675	141

American Assets Trust, Inc.	8,841	227

Apple Hospitality REIT, Inc.	41,368	582

Armada Hoffler Properties, Inc.	5,384	56

Bluerock Residential Growth REIT, Inc.	9,023	241

Braemar Hotels & Resorts, Inc.	4,823	21

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	155	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 95.9% continued

Equity Real Estate Investment Trusts – 6.0% continued

Brandywine Realty Trust	32,903	$222

Broadstone Net Lease, Inc.	23,865	371

BRT Apartments Corp.	3,060	62

CareTrust REIT, Inc.	18,591	337

Centerspace	2,005	135

Chatham Lodging Trust*	6,946	69

City Office REIT, Inc.	14,297	143

Community Healthcare Trust, Inc.	4,448	146

Corporate Office Properties Trust	18,959	440

Creative Media & Community Trust Corp.	934	6

CTO Realty Growth, Inc.	11,865	222

DiamondRock Hospitality Co.	43,889	330

Diversified Healthcare Trust	37,810	37

Easterly Government Properties, Inc.	13,897	219

EastGroup Properties, Inc.	7,544	1,089

Empire State Realty Trust, Inc., Class A	25,370	166

EPR Properties	12,463	447

Equity Commonwealth	19,755	481

Essential Properties Realty Trust, Inc.	16,583	323

Four Corners Property Trust, Inc.	15,463	374

Franklin Street Properties Corp.	16,025	42

Getty Realty Corp.	7,316	197

Gladstone Commercial Corp.	7,214	112

Gladstone Land Corp.	15,568	282

Global Medical REIT, Inc.	9,766	83

Global Net Lease, Inc.	19,328	206

Hersha Hospitality Trust, Class A	8,591	69

Hudson Pacific Properties, Inc.	24,793	271

Independence Realty Trust, Inc.	17,068	286

Indus Realty Trust, Inc.	3,615	189

Industrial Logistics Properties Trust	11,002	61

InvenTrust Properties Corp.	12,300	262

iStar, Inc.	18,471	171

JBG SMITH Properties	20,948	389

Kite Realty Group Trust	37,771	650

LTC Properties, Inc.	8,246	309

LXP Industrial Trust	44,784	410

Macerich (The) Co.	27,878	221

National Health Investors, Inc.	8,281	468

National Storage Affiliates Trust	11,121	462

Necessity Retail REIT (The), Inc.	19,848	117

NexPoint Residential Trust, Inc.	3,894	180

One Liberty Properties, Inc.	6,319	133

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 95.9% continued

Equity Real Estate Investment Trusts – 6.0% continued

Outfront Media, Inc.	28,323	$430

Paramount Group, Inc.	34,100	212

Park Hotels & Resorts, Inc.	39,370	443

Pebblebrook Hotel Trust	25,326	367

Phillips Edison & Co., Inc.	20,800	583

Physicians Realty Trust	37,247	560

Piedmont Office Realty Trust, Inc., Class A	23,603	249

Plymouth Industrial REIT, Inc.	5,859	99

PotlatchDeltic Corp.	16,232	666

Retail Opportunity Investments Corp.	21,774	300

RLJ Lodging Trust	34,226	346

RPT Realty	16,207	123

Ryman Hospitality Properties, Inc.	9,085	669

Sabra Health Care REIT, Inc.	40,271	528

Saul Centers, Inc.	2,379	89

Service Properties Trust	32,177	167

SITE Centers Corp.	22,978	246

SL Green Realty Corp.	10,751	432

Sotherly Hotels, Inc.*	2,334	4

STAG Industrial, Inc.	27,858	792

Summit Hotel Properties, Inc.	13,482	91

Sunstone Hotel Investors, Inc.	44,683	421

Tanger Factory Outlet Centers, Inc.	15,238	208

Terreno Realty Corp.	13,566	719

UMH Properties, Inc.	8,454	137

Urban Edge Properties	21,578	288

Urstadt Biddle Properties, Inc., Class A	8,986	139

Veris Residential, Inc.*	14,792	168

Washington Real Estate Investment Trust	14,745	259

Whitestone REIT	10,730	91

Xenia Hotels & Resorts, Inc.	20,800	287

		23,910

Food & Staples Retailing – 0.7%

Andersons (The), Inc.	4,166	129

Chefs’ Warehouse (The), Inc.*	1,575	46

Grocery Outlet Holding Corp.*	14,584	486

Ingles Markets, Inc., Class A	5,769	457

PriceSmart, Inc.	4,320	249

Rite Aid Corp.*	8,565	42

SpartanNash Co.	7,251	210

Sprouts Farmers Market, Inc.*	25,358	704

United Natural Foods, Inc.*	7,327	252

See Notes to the Financial Statements.

EQUITY FUNDS	156	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 95.9% continued

Food & Staples Retailing – 0.7% continued

Village Super Market, Inc., Class A	1,471	$28

Weis Markets, Inc.	4,874	347

		2,950

Food Products – 1.4%

Adecoagro S.A.	1,368	11

Alico, Inc.	6,440	182

B&G Foods, Inc.	13,863	229

Bridgford Foods Corp.*	3,905	55

Calavo Growers, Inc.	2,990	95

Cal-Maine Foods, Inc.	7,729	430

Farmer Bros. Co.*	6,412	30

Fresh Del Monte Produce, Inc.	4,310	100

Hain Celestial Group (The), Inc.*	14,054	237

Hostess Brands, Inc.*	25,018	581

J&J Snack Foods Corp.	3,505	454

John B. Sanfilippo & Son, Inc.	1,422	108

Lancaster Colony Corp.	4,081	613

Landec Corp.*	3,059	27

Nomad Foods Ltd.*	29,831	424

Seaboard Corp.	133	452

Seneca Foods Corp., Class A*	3,840	194

Simply Good Foods (The) Co.*	17,069	546

Tootsie Roll Industries, Inc.	11,240	374

TreeHouse Foods, Inc.*	8,618	366

		5,508

Gas Utilities – 1.2%

Chesapeake Utilities Corp.	4,470	516

New Jersey Resources Corp.	20,889	808

Northwest Natural Holding Co.	8,011	348

ONE Gas, Inc.	12,021	846

RGC Resources, Inc.	921	19

South Jersey Industries, Inc.	20,594	688

Southwest Gas Holdings, Inc.	12,123	846

Spire, Inc.	11,838	738

		4,809

Health Care Equipment & Supplies – 4.6%

Accuray, Inc.*	1,300	3

Alphatec Holdings, Inc.*	18,668	163

AngioDynamics, Inc.*	11,304	231

Apollo Endosurgery, Inc.*	48,090	265

Apyx Medical Corp.*	4,253	19

Artivion, Inc.*	9,324	129

AtriCure, Inc.*	10,508	411

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 95.9% continued

Health Care Equipment & Supplies – 4.6% continued

Atrion Corp.	263	$149

Avanos Medical, Inc.*	12,640	275

Axogen, Inc.*	6,232	74

Axonics, Inc.*	8,126	572

Beyond Air, Inc.*	14,828	110

BioLife Solutions, Inc.*	10,867	247

BioSig Technologies, Inc.(1) *	500	—

Bioventus, Inc., Class A*	5,162	36

Cardiovascular Systems, Inc.*	12,577	174

Cerus Corp.*	49,955	180

Chembio Diagnostics, Inc.*	13,839	5

CONMED Corp.	6,040	484

Cutera, Inc.*	7,818	357

Daxor Corp.*	37	1

Electromed, Inc.*	5,043	52

Enovis Corp.*	8,100	373

Establishment Labs Holdings, Inc.*	5,022	274

FONAR Corp.*	9,642	137

Glaukos Corp.*	7,237	385

Haemonetics Corp.*	8,175	605

Heska Corp.*	4,138	302

ICU Medical, Inc.*	3,216	484

Inari Medical, Inc.*	5,495	399

Inmode Ltd.*	12,652	368

Inogen, Inc.*	2,735	66

Inspire Medical Systems, Inc.*	4,189	743

Integer Holdings Corp.*	8,177	509

Invacare Corp.*	3,727	3

iRadimed Corp.	7,647	230

Kewaunee Scientific Corp.*	2,502	44

Lantheus Holdings, Inc.*	13,187	928

LeMaitre Vascular, Inc.	10,133	514

LENSAR, Inc.*	1,867	10

LivaNova PLC*	10,096	513

Meridian Bioscience, Inc.*	14,023	442

Merit Medical Systems, Inc.*	13,220	747

Mesa Laboratories, Inc.	817	115

Neogen Corp.*	20,612	288

NuVasive, Inc.*	9,445	414

Omnicell, Inc.*	9,374	816

OraSure Technologies, Inc.*	18,029	68

Orthofix Medical, Inc.*	6,523	125

OrthoPediatrics Corp.*	3,161	146

Pro-Dex, Inc.*	5,339	95

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	157	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 95.9% continued

Health Care Equipment & Supplies – 4.6% continued

Pulse Biosciences, Inc.*	17,697	$41

Retractable Technologies, Inc.*	17,052	34

SeaSpine Holdings Corp.*	17,104	97

Semler Scientific, Inc.*	3,949	148

Shockwave Medical, Inc.*	5,626	1,564

SI-BONE, Inc.*	6,604	115

Sientra, Inc.(1) *	113	—

SmileDirectClub, Inc.*	21,260	19

STAAR Surgical Co.*	8,673	612

Surmodics, Inc.*	5,429	165

Tactile Systems Technology, Inc.*	1,991	16

TransMedics Group, Inc.*	9,992	417

UFP Technologies, Inc.*	3,815	328

Utah Medical Products, Inc.	3,298	281

Vapotherm, Inc.*	3,263	5

Varex Imaging Corp.*	6,055	128

ViewRay, Inc.*	21,928	80

Zynex, Inc.	9,864	90

		18,220

Health Care Providers & Services – 3.5%

1Life Healthcare, Inc.*	19,490	334

Acadia Healthcare Co., Inc.*	14,810	1,158

Addus HomeCare Corp.*	4,020	383

AlerisLife, Inc.*	3,314	3

Amedisys, Inc.*	5,170	500

AMN Healthcare Services, Inc.*	10,115	1,072

Apollo Medical Holdings, Inc.*	9,758	381

Brookdale Senior Living, Inc.*	40,343	172

CareMax, Inc.*	13,024	92

Castle Biosciences, Inc.*	2,669	70

Community Health Systems, Inc.*	20,815	45

CorVel Corp.*	5,123	709

Covetrus, Inc.*	21,408	447

Cross Country Healthcare, Inc.*	13,345	379

Cryo-Cell International, Inc.	750	5

Ensign Group (The), Inc.	12,711	1,011

Enzo Biochem, Inc.*	7,284	16

Fulgent Genetics, Inc.*	6,228	237

Global Cord Blood Corp.*	6,346	19

Hanger, Inc.*	6,922	130

HealthEquity, Inc.*	12,814	861

Joint (The) Corp.*	3,837	60

LHC Group, Inc.*	5,763	943

ModivCare, Inc.*	3,434	342

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 95.9% continued

Health Care Providers & Services – 3.5% continued

National HealthCare Corp.	4,345	$275

National Research Corp.	3,538	141

OPKO Health, Inc.*	94,237	178

Option Care Health, Inc.*	20,876	657

Owens & Minor, Inc.	10,071	243

Patterson Cos., Inc.	23,245	558

Pennant Group (The), Inc.*	5,367	56

PetIQ, Inc.*	7,148	49

Premier, Inc., Class A	12,313	418

Progyny, Inc.*	10,474	388

R1 RCM, Inc.*	20,406	378

RadNet, Inc.*	9,282	189

Select Medical Holdings Corp.	24,358	538

Sonida Senior Living, Inc.*	35	1

Surgery Partners, Inc.*	12,793	299

Tenet Healthcare Corp.*	3,058	158

U.S. Physical Therapy, Inc.	3,436	261

		14,156

Health Care Technology – 0.7%

Allscripts Healthcare Solutions, Inc.*	36,281	553

American Well Corp., Class A*	32,483	117

CareCloud, Inc.*	13,493	56

Computer Programs and Systems, Inc.*	9,221	257

Evolent Health, Inc., Class A*	20,075	721

GoodRx Holdings, Inc., Class A*	63,447	296

HealthStream, Inc.*	4,785	102

Multiplan Corp.*	64,732	185

NextGen Healthcare, Inc.*	11,447	203

OptimizeRx Corp.*	5,220	77

Simulations Plus, Inc.	4,666	227

		2,794

Hotels, Restaurants & Leisure – 1.9%

Arcos Dorados Holdings, Inc., Class A	37,841	276

Biglari Holdings, Inc., Class B*	860	99

BJ’s Restaurants, Inc.*	5,545	132

Brinker International, Inc.*	5,700	142

Carrols Restaurant Group, Inc.*	300	1

Chuy’s Holdings, Inc.*	2,743	64

Cracker Barrel Old Country Store, Inc.	5,094	472

Dave & Buster’s Entertainment, Inc.*	10,795	335

Denny’s Corp.*	15,386	145

Despegar.com Corp.*	7,242	41

Dine Brands Global, Inc.	2,219	141

See Notes to the Financial Statements.

EQUITY FUNDS	158	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 95.9% continued

Hotels, Restaurants & Leisure – 1.9% continued

Drive Shack, Inc.*	8,625	$5

El Pollo Loco Holdings, Inc.(1) *	15	—

Everi Holdings, Inc.*	12,087	196

Fiesta Restaurant Group, Inc.*	1,335	8

Golden Entertainment, Inc.*	1,684	59

Hilton Grand Vacations, Inc.*	14,752	485

International Game Technology PLC	15,517	245

Jack in the Box, Inc.	4,405	326

Light & Wonder, Inc.*	16,135	692

Monarch Casino & Resort, Inc.*	932	52

Nathan’s Famous, Inc.	1,507	96

Papa John’s International, Inc.	5,135	360

Red Robin Gourmet Burgers, Inc.*	4,400	30

Red Rock Resorts, Inc., Class A	12,296	421

Ruth’s Hospitality Group, Inc.	3,046	51

Shake Shack, Inc., Class A*	4,879	219

Sportradar Holding A.G., Class A*	44,973	396

Texas Roadhouse, Inc.	13,167	1,149

Town Sports International Holdings, Inc.(1) *	1,105	—

Travel + Leisure Co.	15,550	531

Wingstop, Inc.	4,543	570

		7,739

Household Durables – 1.4%

Beazer Homes U.S.A., Inc.*	5,187	50

Cavco Industries, Inc.*	1,953	402

Century Communities, Inc.	3,721	159

Ethan Allen Interiors, Inc.	4,433	94

Flexsteel Industries, Inc.	4,687	74

GoPro, Inc., Class A*	15,619	77

Hamilton Beach Brands Holding Co., Class A	2,899	34

Helen of Troy Ltd.*	4,955	478

Hooker Furnishings Corp.	1,660	22

Installed Building Products, Inc.	4,791	388

iRobot Corp.*	5,884	331

KB Home	16,240	421

La-Z-Boy, Inc.	9,887	223

Lifetime Brands, Inc.	587	4

M/I Homes, Inc.*	4,233	153

MDC Holdings, Inc.	11,995	329

Meritage Homes Corp.*	6,707	471

Nobility Homes, Inc.	876	21

Skyline Champion Corp.*	10,583	560

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 95.9% continued

Household Durables – 1.4% continued

Sonos, Inc.*	17,546	$244

Taylor Morrison Home Corp.*	24,700	576

Tri Pointe Homes, Inc.*	23,744	359

Universal Electronics, Inc.*	3,746	74

VOXX International Corp.*	1,446	11

		5,555

Household Products – 0.4%

Central Garden & Pet Co.*	200	7

Central Garden & Pet Co., Class A*	7,970	272

Energizer Holdings, Inc.	11,269	284

Oil-Dri Corp. of America	3,095	75

Spectrum Brands Holdings, Inc.	9,998	390

WD-40 Co.	2,758	485

		1,513

Independent Power & Renewable Electricity Producers – 0.5%

Atlantica Sustainable Infrastructure PLC	19,357	509

Clearway Energy, Inc., Class A	1,131	33

Clearway Energy, Inc., Class C	17,743	565

Ormat Technologies, Inc.	8,328	718

		1,825

Insurance – 2.4%

Ambac Financial Group, Inc.*	8,441	108

American Equity Investment Life Holding Co.	21,966	819

AMERISAFE, Inc.	3,533	165

Argo Group International Holdings Ltd.	9,753	188

Assured Guaranty Ltd.	10,739	520

Atlantic American Corp.	6,792	19

Brighthouse Financial, Inc.*	12,728	553

Citizens, Inc.*	6,196	21

CNO Financial Group, Inc.	40,830	734

Donegal Group, Inc., Class A	5,400	73

Employers Holdings, Inc.	9,617	332

Enstar Group Ltd.*	1,757	298

Genworth Financial, Inc., Class A*	70,088	245

Greenlight Capital Re Ltd., Class A*	14,699	109

Investors Title Co.	692	98

Kansas City Life Insurance Co.	1,868	54

Kemper Corp.	9,900	408

Kinsale Capital Group, Inc.	3,907	998

MBIA, Inc.*	19,856	183

Mercury General Corp.	4,489	128

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	159	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 95.9% continued

Insurance – 2.4% continued

National Western Life Group, Inc., Class A	957	$ 163

Palomar Holdings, Inc.*	3,708	310

ProAssurance Corp.	13,273	259

RLI Corp.	8,246	844

Safety Insurance Group, Inc.	2,567	209

Selective Insurance Group, Inc.	11,377	926

SiriusPoint Ltd.*	15,911	79

SiriusPoint Ltd. (OTC US Exchange)*	463	4

Stewart Information Services Corp.	3,179	139

United Fire Group, Inc.	4,671	134

Universal Insurance Holdings, Inc.	4,946	49

White Mountains Insurance Group Ltd.	452	589

		9,758

Interactive Media & Services – 0.7%

Angi, Inc.*	83,900	247

Bumble, Inc., Class A*	14,300	307

Cargurus, Inc.*	16,036	227

Cars.com, Inc.*	6,293	72

EverQuote, Inc., Class A*	4,662	32

Liberty TripAdvisor Holdings, Inc., Class A*	6,201	7

QuinStreet, Inc.*	17,418	183

Shutterstock, Inc.	1,341	67

Travelzoo*	5,357	24

TripAdvisor, Inc.*	17,000	375

Yelp, Inc.*	16,153	548

Ziff Davis, Inc.*	8,713	597

ZipRecruiter, Inc., Class A*	13,200	218

		2,904

Internet & Direct Marketing Retail – 0.3%

1-800-Flowers.com, Inc., Class A*	8,770	57

Farfetch Ltd., Class A*	57,844	431

Liquidity Services, Inc.*	5,236	85

Overstock.com, Inc.*	4,821	117

PetMed Express, Inc.	4,787	93

Quotient Technology, Inc.*	6,947	16

Revolve Group, Inc.*	12,198	265

		1,064

IT Services – 1.6%

Actua Corp.(2) *	8,828	—

BM Technologies, Inc.*	1,134	8

Brightcove, Inc.*	9,262	58

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 95.9% continued

IT Services – 1.6% continued

Cass Information Systems, Inc.	3,083	$107

Computer Services, Inc.	4,050	226

Computer Task Group, Inc.*	140	1

Conduent, Inc.*	28,170	94

CSG Systems International, Inc.	7,734	409

EVERTEC, Inc.	11,695	367

Evo Payments, Inc., Class A*	7,818	260

ExlService Holdings, Inc.*	6,300	928

Hackett Group (The), Inc.	10,003	177

I3 Verticals, Inc., Class A*	4,071	82

Information Services Group, Inc.	11,023	52

Marqeta, Inc., Class A*	67,100	478

Maximus, Inc.	15,859	918

Perficient, Inc.*	8,149	530

StarTek, Inc.*	835	2

Switch, Inc., Class A	6,344	214

TTEC Holdings, Inc.	4,282	190

Tucows, Inc., Class A*	1,705	64

Unisys Corp.*	4,568	34

Verra Mobility Corp.*	25,950	399

Wix.com Ltd.*	8,400	657

		6,255

Leisure Products – 0.3%

Acushnet Holdings Corp.	6,673	290

American Outdoor Brands, Inc.*	2,656	23

Clarus Corp.	5,413	73

Escalade, Inc.	5,211	52

Johnson Outdoors, Inc., Class A	3,349	172

Malibu Boats, Inc., Class A*	4,004	192

Marine Products Corp.	7,809	66

Sturm Ruger & Co., Inc.	2,776	141

Topgolf Callaway Brands Corp.*	16,842	325

		1,334

Life Sciences Tools & Services – 0.6%

AbCellera Biologics, Inc.*	32,708	323

Alpha Teknova, Inc.*	2,185	7

Champions Oncology, Inc.*	4,406	33

Codexis, Inc.*	10,004	61

CryoPort, Inc.*	5,949	145

Harvard Bioscience, Inc.*	17,208	44

Maravai LifeSciences Holdings, Inc., Class A*	17,414	445

Medpace Holdings, Inc.*	5,623	884

Nautilus Biotechnology, Inc.*	20,067	43

See Notes to the Financial Statements.

EQUITY FUNDS	160	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 95.9% continued

Life Sciences Tools & Services – 0.6% continued

NeoGenomics, Inc.*	20,087	$173

Personalis, Inc.*	7,563	22

Rapid Micro Biosystems, Inc., Class A*	2,571	8

Singular Genomics Systems, Inc.*	8,383	21

Standard BioTools, Inc.*	16,180	18

		2,227

Machinery – 3.8%

Alamo Group, Inc.	2,352	288

Albany International Corp., Class A	6,461	509

Altra Industrial Motion Corp.	14,397	484

Astec Industries, Inc.	5,770	180

Barnes Group, Inc.	11,794	341

Chart Industries, Inc.*	8,786	1,620

CIRCOR International, Inc.*	2,467	41

Columbus McKinnon Corp.	3,276	86

Conrad Industries, Inc.*	100	2

Douglas Dynamics, Inc.	4,546	127

Eastern (The) Co.	1,665	29

Enerpac Tool Group Corp.	12,541	224

EnPro Industries, Inc.	4,031	343

Esab Corp.	8,700	290

ESCO Technologies, Inc.	5,707	419

Evoqua Water Technologies Corp.*	14,958	495

Federal Signal Corp.	16,085	600

Franklin Electric Co., Inc.	9,583	783

Gorman-Rupp (The) Co.	6,591	157

Graham Corp.	2,512	22

Greenbrier (The) Cos., Inc.	5,159	125

Helios Technologies, Inc.	4,001	202

Hillenbrand, Inc.	14,638	538

Hurco Cos., Inc.	1,123	25

Hyster-Yale Materials Handling, Inc.	2,391	51

John Bean Technologies Corp.	6,139	528

Kadant, Inc.	1,968	328

Kennametal, Inc.	17,894	368

L.B. Foster Co., Class A*	1,584	15

Lindsay Corp.	2,080	298

Miller Industries, Inc.	3,185	68

Mueller Industries, Inc.	11,880	706

Mueller Water Products, Inc., Class A	34,105	350

Omega Flex, Inc.	1,628	151

Proto Labs, Inc.*	5,696	208

RBC Bearings, Inc.*	4,972	1,033

Shyft Group (The), Inc.	3,505	72

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 95.9% continued

Machinery – 3.8% continued

SPX Technologies, Inc.*	10,850	$599

Standex International Corp.	4,170	340

Taylor Devices, Inc.*	1,662	17

Tennant Co.	4,016	227

Terex Corp.	11,376	338

Titan International, Inc.*	11,906	145

Trinity Industries, Inc.	19,172	409

Twin Disc, Inc.*	356	4

Wabash National Corp.	6,758	105

Watts Water Technologies, Inc., Class A	6,124	770

		15,060

Marine – 0.5%

Danaos Corp.	3,686	205

Golden Ocean Group Ltd.	21,714	162

Kirby Corp.*	10,341	629

Matson, Inc.	10,504	646

Star Bulk Carriers Corp.	17,978	314

		1,956

Media – 0.7%

AMC Networks, Inc., Class A*	7,970	162

Boston Omaha Corp., Class A(1) *	1	—

comScore, Inc.*	11,616	19

Cumulus Media, Inc., Class A*	300	2

Daily Journal Corp.*	332	85

EW Scripps (The) Co., Class A*	9,722	110

Gannett Co., Inc.*	12,191	19

Gray Television, Inc.	23,772	340

iHeartMedia, Inc., Class A*	18,296	134

John Wiley & Sons, Inc., Class A	9,645	362

Magnite, Inc.*	12,159	80

Marchex, Inc., Class B(1) *	179	—

Saga Communications, Inc., Class A	1,396	37

Scholastic Corp.	7,170	221

Sinclair Broadcast Group, Inc., Class A	11,464	207

TechTarget, Inc.*	4,387	260

TEGNA, Inc.	41,593	860

		2,898

Metals & Mining – 1.3%

Alpha Metallurgical Resources, Inc.	4,298	588

Arconic Corp.*	19,490	332

Ascent Industries Co.*	108	2

Carpenter Technology Corp.	11,479	358

Coeur Mining, Inc.*	48,365	165

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	161	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 95.9% continued

Metals & Mining – 1.3% continued

Commercial Metals Co.	23,737	$842

Constellium S.E.*	27,720	281

Ferroglobe PLC*	22,656	120

Fortitude Gold Corp.	2,348	13

Gold Resource Corp.	8,089	13

Haynes International, Inc.	2,371	83

Hecla Mining Co.	93,755	369

Kaiser Aluminum Corp.	3,022	185

Materion Corp.	7,084	567

McEwen Mining, Inc.*	2,372	8

Nexa Resources S.A.	22,291	115

Olympic Steel, Inc.	3,230	74

Piedmont Lithium, Inc.*	1,800	96

Schnitzer Steel Industries, Inc., Class A	2,938	84

Universal Stainless & Alloy Products, Inc.*	1,504	11

Warrior Met Coal, Inc.	12,211	347

Worthington Industries, Inc.	12,528	478

		5,131

Mortgage Real Estate Investment Trusts – 0.7%

ACRES Commercial Realty Corp.*	136	1

Apollo Commercial Real Estate Finance, Inc.	33,215	276

Arbor Realty Trust, Inc.	25,986	299

Arlington Asset Investment Corp., Class A(1) *	10	—

ARMOUR Residential REIT, Inc.	7,473	36

Blackstone Mortgage Trust, Inc., Class A	25,462	594

BrightSpire Capital, Inc.	11,919	75

Chimera Investment Corp.	34,994	183

Dynex Capital, Inc.	3,644	43

Ellington Residential Mortgage REIT	540	3

Franklin BSP Realty Trust, Inc.	8,829	95

Granite Point Mortgage Trust, Inc.	6,103	39

Invesco Mortgage Capital, Inc.	2,318	26

Ladder Capital Corp.	27,383	245

New York Mortgage Trust, Inc.	46,078	108

Ready Capital Corp.	4,562	46

Redwood Trust, Inc.	11,649	67

Rithm Capital Corp.	63,772	467

Two Harbors Investment Corp.	34,195	114

		2,717

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 95.9% continued

Multiline Retail – 0.3%

Big Lots, Inc.	8,945	$140

Dillard’s, Inc., Class A	1,538	420

Macy’s, Inc.	8,359	131

Ollie’s Bargain Outlet Holdings, Inc.*	9,600	495

		1,186

Multi-Utilities – 0.3%

Avista Corp.	13,954	517

NorthWestern Corp.	11,879	585

Unitil Corp.	3,654	170

		1,272

Oil, Gas & Consumable Fuels – 3.8%

Adams Resources & Energy, Inc.	4,747	141

Alto Ingredients, Inc.*	9,940	36

Arch Resources, Inc.	2,367	281

Ardmore Shipping Corp.*	23,527	215

California Resources Corp.	13,789	530

Callon Petroleum Co.*	4,557	160

Chord Energy Corp.	7,248	991

Civitas Resources, Inc.	12,850	737

Clean Energy Fuels Corp.*	14,369	77

CNX Resources Corp.*	27,300	424

Comstock Resources, Inc.*	9,230	160

CONSOL Energy, Inc.	5,414	348

Crescent Energy Co., Class A	2,204	30

CVR Energy, Inc.	7,398	214

Delek U.S. Holdings, Inc.	12,219	332

Denbury, Inc.*	8,220	709

DHT Holdings, Inc.	35,919	272

Dorian LPG Ltd.	1,334	18

Earthstone Energy, Inc., Class A*	13,429	165

Equitrans Midstream Corp.	66,784	500

Evolution Petroleum Corp.	17,822	124

Frontline Ltd.	29,617	324

Golar LNG Ltd.*	22,893	570

Green Plains, Inc.*	15,960	464

Gulfport Energy Corp.*	1,795	158

Hallador Energy Co.*	12,397	70

HighPeak Energy, Inc.	8,830	191

International Seaways, Inc.	10,211	359

Kosmos Energy Ltd.*	67,263	348

Laredo Petroleum, Inc.*	2,802	176

Magnolia Oil & Gas Corp., Class A	22,804	452

Matador Resources Co.	18,031	882

See Notes to the Financial Statements.

EQUITY FUNDS	162	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 95.9% continued

Oil, Gas & Consumable Fuels – 3.8% continued

Murphy Oil Corp.	25,060	$881

NACCO Industries, Inc., Class A	2,782	131

Navigator Holdings Ltd.*	15,734	180

Nordic American Tankers Ltd.	13,985	37

Northern Oil and Gas, Inc.	3,671	101

Overseas Shipholding Group, Inc., Class A*	8,366	25

Par Pacific Holdings, Inc.*	304	5

PBF Energy, Inc., Class A*	16,608	584

PDC Energy, Inc.	2,443	141

Peabody Energy Corp.*	5,607	139

PrimeEnergy Resources Corp.*	1,558	122

Ranger Oil Corp., Class A	5,205	164

REX American Resources Corp.*	12,003	335

Riviera Resources, Inc.(2) *	6,246	—

Scorpio Tankers, Inc.	12,831	539

SFL Corp. Ltd.	20,985	191

SM Energy Co.	14,056	529

Teekay Corp.*	6,791	24

Teekay Tankers Ltd., Class A*	1,000	28

Uranium Energy Corp.*	4,700	16

VAALCO Energy, Inc.	15,452	67

Voc Energy Trust	2,500	17

W&T Offshore, Inc.*	42,508	249

World Fuel Services Corp.	12,628	296

		15,259

Paper & Forest Products – 0.1%

Clearwater Paper Corp.*	3,700	139

Glatfelter Corp.	7,954	25

Mercer International, Inc.	6,200	76

Resolute Forest Products, Inc.*	12,015	240

		480

Personal Products – 0.6%

BellRing Brands, Inc.*	22,411	462

Edgewell Personal Care Co.	11,083	414

Inter Parfums, Inc.	3,670	277

Mannatech, Inc.	3,951	82

Medifast, Inc.	3,802	412

Natural Alternatives International, Inc.*	729	7

Nature’s Sunshine Products, Inc.*	3,623	30

Nu Skin Enterprises, Inc., Class A	13,780	460

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 95.9% continued

Personal Products – 0.6% continued

United-Guardian, Inc.	502	$6

USANA Health Sciences, Inc.*	2,359	132

		2,282

Pharmaceuticals – 1.5%

Aerie Pharmaceuticals, Inc.*	6,793	103

Amneal Pharmaceuticals, Inc.*	35,482	72

Amphastar Pharmaceuticals, Inc.*	12,766	359

ANI Pharmaceuticals, Inc.*	3,586	115

Arvinas, Inc.*	279	12

ATAI Life Sciences N.V.*	25,330	84

Atea Pharmaceuticals, Inc.*	10,454	59

Axsome Therapeutics, Inc.*	4,518	202

Bausch Health Cos., Inc.*	58,100	400

Cara Therapeutics, Inc.*	10,431	98

Collegium Pharmaceutical, Inc.*	15,797	253

Corcept Therapeutics, Inc.*	29,900	767

CorMedix, Inc.*	3,180	9

Cumberland Pharmaceuticals, Inc.*	232	1

Endo International PLC*	34,020	3

Esperion Therapeutics, Inc.*	6,126	41

Fulcrum Therapeutics, Inc.*	5,339	43

Harmony Biosciences Holdings, Inc.*	3,588	159

Harrow Health, Inc.*	16,905	204

Innoviva, Inc.*	27,378	318

Intra-Cellular Therapies, Inc.*	13,370	622

Kaleido Biosciences, Inc.(1) *	14,235	—

Ocular Therapeutix, Inc.*	395	2

Omeros Corp.*	15,724	49

Opiant Pharmaceuticals, Inc.*	10,056	108

Optinose, Inc.*	249	1

Oramed Pharmaceuticals, Inc.*	4,253	28

Otonomy, Inc.(1) *	400	—

Pacira BioSciences, Inc.*	11,513	612

Paratek Pharmaceuticals, Inc.*	11,893	31

Phibro Animal Health Corp., Class A	9,579	127

Prestige Consumer Healthcare, Inc.*	12,374	617

Provention Bio, Inc.*	8,304	37

Relmada Therapeutics, Inc.*	2,076	77

Satsuma Pharmaceuticals, Inc.*	3,331	20

scPharmaceuticals, Inc.*	12,604	82

Supernus Pharmaceuticals, Inc.*	9,929	336

Verrica Pharmaceuticals, Inc.*	8,008	23

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	163	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 95.9% continued

Pharmaceuticals – 1.5% continued

WaVe Life Sciences Ltd.*	200	$1

Zynerba Pharmaceuticals, Inc.*	16,629	12

		6,087

Professional Services – 1.9%

Alight, Inc., Class A*	58,100	426

ASGN, Inc.*	9,944	899

Barrett Business Services, Inc.	3,801	296

CBIZ, Inc.*	23,219	993

CRA International, Inc.	3,941	350

Exponent, Inc.	11,676	1,023

Forrester Research, Inc.*	6,452	232

Franklin Covey Co.*	4,919	223

Heidrick & Struggles International, Inc.	6,566	171

Huron Consulting Group, Inc.*	3,844	255

ICF International, Inc.	3,832	418

Insperity, Inc.	7,588	775

KBR, Inc.	3,954	171

Kelly Services, Inc., Class A	4,941	67

Kforce, Inc.	6,914	405

Korn Ferry	11,258	528

Mistras Group, Inc.*	1,067	5

Resources Connection, Inc.	7,843	142

TrueBlue, Inc.*	7,431	142

Where Food Comes From, Inc.*	275	3

Willdan Group, Inc.*	2,920	43

		7,567

Real Estate Management & Development – 0.5%

Altisource Asset Management Corp.*	512	8

American Realty Investors, Inc.*	1,744	28

Anywhere Real Estate, Inc.*	12,654	103

Cushman & Wakefield PLC*	21,459	246

DigitalBridge Group, Inc.	22,048	276

Douglas Elliman, Inc.	4,645	19

eXp World Holdings, Inc.	10,474	117

Forestar Group, Inc.*	10,712	120

FRP Holdings, Inc.*	1,132	61

Kennedy-Wilson Holdings, Inc.	20,535	317

Newmark Group, Inc., Class A	22,904	185

RE/MAX Holdings, Inc., Class A	6,062	115

RMR Group (The), Inc., Class A	81	2

St. Joe (The) Co.	6,200	198

Stratus Properties, Inc.	114	3

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 95.9% continued

Real Estate Management & Development – 0.5% continued

Tejon Ranch Co.*	8,144	$117

Transcontinental Realty Investors, Inc.*	405	16

		1,931

Road & Rail – 0.8%

ArcBest Corp.	5,382	391

Covenant Logistics Group, Inc.	6,472	186

Heartland Express, Inc.	15,218	218

Marten Transport Ltd.	10,657	204

P.A.M. Transportation Services, Inc.*	5,232	162

Patriot Transportation Holding, Inc.	465	4

Ryder System, Inc.	9,016	681

Saia, Inc.*	5,176	983

Universal Logistics Holdings, Inc.	4,446	141

Werner Enterprises, Inc.	9,606	361

		3,331

Semiconductors & Semiconductor Equipment – 2.6%

ACM Research, Inc., Class A*	11,124	139

Alpha & Omega Semiconductor Ltd.*	5,517	170

Ambarella, Inc.*	6,162	346

Amkor Technology, Inc.	21,614	368

Axcelis Technologies, Inc.*	11,523	698

Canadian Solar, Inc.*	9,867	368

CEVA, Inc.*	4,842	127

Cohu, Inc.*	5,021	129

CyberOptics Corp.*	2,292	123

Diodes, Inc.*	8,835	573

FormFactor, Inc.*	14,412	361

Ichor Holdings Ltd.*	2,473	60

Impinj, Inc.*	3,069	246

Kopin Corp.*	14,152	15

Kulicke & Soffa Industries, Inc.	12,294	474

MACOM Technology Solutions Holdings, Inc.*	10,123	524

MagnaChip Semiconductor Corp.*	1,772	18

MaxLinear, Inc.*	12,768	416

Meta Materials, Inc.*	1,350	1

Nova Ltd.*	3,094	264

NVE Corp.	1,985	93

Onto Innovation, Inc.*	9,162	587

PDF Solutions, Inc.*	15,204	373

Photronics, Inc.*	6,937	101

Power Integrations, Inc.	9,998	643

Rambus, Inc.*	20,203	514

Semtech Corp.*	12,681	373

See Notes to the Financial Statements.

EQUITY FUNDS	164	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 95.9% continued

Semiconductors & Semiconductor Equipment – 2.6% continued

Silicon Laboratories, Inc.*	7,826	$966

SMART Global Holdings, Inc.*	15,338	243

Synaptics, Inc.*	6,853	678

Ultra Clean Holdings, Inc.*	12,845	331

Veeco Instruments, Inc.*	10,038	184

		10,506

Software – 3.6%

ACI Worldwide, Inc.*	22,129	463

Agilysys, Inc.*	5,598	310

Alarm.com Holdings, Inc.*	6,436	417

Altair Engineering, Inc., Class A*	7,480	331

Alteryx, Inc., Class A*	9,300	519

American Software, Inc., Class A	6,859	105

Appfolio, Inc., Class A*	3,504	367

Aware, Inc.*	683	1

Benefitfocus, Inc.*	5,043	32

Blackbaud, Inc.*	9,610	423

Blackline, Inc.*	9,192	551

Box, Inc., Class A*	25,369	619

Braze, Inc., Class A*	14,400	502

Cerence, Inc.*	5,966	94

ChannelAdvisor Corp.*	1,934	44

CommVault Systems, Inc.*	7,592	403

Consensus Cloud Solutions, Inc.*	2,904	137

Digimarc Corp.*	4,957	67

Digital Turbine, Inc.*	14,763	213

Domo, Inc., Class B*	5,329	96

Ebix, Inc.	6,870	130

eGain Corp.*	2,854	21

Envestnet, Inc.*	8,562	380

Everbridge, Inc.*	5,966	184

InterDigital, Inc.	7,434	301

LiveRamp Holdings, Inc.*	10,341	188

MicroStrategy, Inc., Class A*	1,385	294

Model N, Inc.*	7,358	252

Momentive Global, Inc.*	23,075	134

New Relic, Inc.*	8,750	502

Nutanix, Inc., Class A*	32,700	681

OneSpan, Inc.*	12,448	107

Park City Group, Inc.(1) *	33	—

Progress Software Corp.	8,865	377

Q2 Holdings, Inc.*	9,049	291

Qualys, Inc.*	6,372	888

Rapid7, Inc.*	8,774	376

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 95.9% continued

Software – 3.6% continued

Sapiens International Corp. N.V.	10,074	$193

SecureWorks Corp., Class A*	5,710	46

ShotSpotter, Inc.*	4,377	126

SPS Commerce, Inc.*	8,290	1,030

Synchronoss Technologies, Inc.*	1,500	2

Tenable Holdings, Inc.*	12,302	428

Upland Software, Inc.*	2,604	21

Varonis Systems, Inc.*	16,156	428

Verint Systems, Inc.*	12,549	421

VirnetX Holding Corp.*	398	1

Workiva, Inc.*	6,834	532

Xperi Holding Corp.	18,368	260

		14,288

Specialty Retail – 2.5%

Aaron’s (The) Co., Inc.	7,461	73

Abercrombie & Fitch Co., Class A*	10,862	169

Academy Sports & Outdoors, Inc.	10,341	436

American Eagle Outfitters, Inc.	30,632	298

America’s Car-Mart, Inc.*	2,111	129

Asbury Automotive Group, Inc.*	3,277	495

Big 5 Sporting Goods Corp.	6,597	71

Boot Barn Holdings, Inc.*	4,283	250

Buckle (The), Inc.	5,971	189

Caleres, Inc.	9,214	223

Camping World Holdings, Inc., Class A	7,159	181

Cato (The) Corp., Class A	1,673	16

Chico’s FAS, Inc.*	7,973	39

Children’s Place (The), Inc.*	4,936	153

Citi Trends, Inc.*	5,987	93

Conn’s, Inc.*	2,429	17

Designer Brands, Inc., Class A	7,137	109

Express, Inc.*	4,300	5

Foot Locker, Inc.	12,600	392

Genesco, Inc.*	3,420	135

Group 1 Automotive, Inc.	3,918	560

GrowGeneration Corp.*	9,016	32

Guess?, Inc.	9,302	136

Haverty Furniture Cos., Inc.	4,564	114

Hibbett, Inc.	4,599	229

Leslie’s, Inc.*	24,200	356

LL Flooring Holdings, Inc.*	8,089	56

Monro, Inc.	6,804	296

Murphy U.S.A., Inc.	4,923	1,353

National Vision Holdings, Inc.*	12,896	421

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	165	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 95.9% continued

Specialty Retail – 2.5% continued

ODP (The) Corp.*	6,668	$234

Rent-A-Center, Inc.	9,721	170

Sally Beauty Holdings, Inc.*	24,687	311

Shoe Carnival, Inc.	11,280	242

Signet Jewelers Ltd.	8,801	503

Sleep Number Corp.*	4,057	137

Sonic Automotive, Inc., Class A	9,957	431

Urban Outfitters, Inc.*	9,895	194

Victoria’s Secret & Co.*	12,600	367

Winmark Corp.	1,026	222

Zumiez, Inc.*	7,198	155

		9,992

Technology Hardware, Storage & Peripherals – 0.2%

AstroNova, Inc.*	12,866	150

Avid Technology, Inc.*	5,786	135

Diebold Nixdorf, Inc.*	7,843	19

Immersion Corp.*	7,850	43

Stratasys Ltd.*	8,992	130

Super Micro Computer, Inc.*	7,791	429

TransAct Technologies, Inc.*	376	1

		907

Textiles, Apparel & Luxury Goods – 0.8%

Carter’s, Inc.	6,100	400

Crocs, Inc.*	13,458	924

Culp, Inc.	198	1

Delta Apparel, Inc.*	5,509	77

Fossil Group, Inc.*	1,728	6

G-III Apparel Group Ltd.*	8,222	123

Kontoor Brands, Inc.	8,126	273

Movado Group, Inc.	3,284	92

Oxford Industries, Inc.	4,955	445

Rocky Brands, Inc.	4,478	90

Steven Madden Ltd.	16,605	443

Superior Group of Cos., Inc.	4,274	38

Unifi, Inc.*	692	6

Vera Bradley, Inc.*	5,660	17

Wolverine World Wide, Inc.	16,698	257

		3,192

Thrifts & Mortgage Finance – 1.5%

Axos Financial, Inc.*	13,815	473

Capitol Federal Financial, Inc.	24,826	206

ESSA Bancorp, Inc.	924	18

Essent Group Ltd.	20,427	712

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 95.9% continued

Thrifts & Mortgage Finance – 1.5% continued

Federal Agricultural Mortgage Corp., Class C	1,324	$131

Flagstar Bancorp, Inc.	8,619	288

FS Bancorp, Inc.	232	6

Hingham Institution For Savings (The)	690	173

Home Bancorp, Inc.	3,070	120

Kearny Financial Corp.	21,431	228

Kentucky First Federal Bancorp	724	5

Lake Shore Bancorp, Inc.	300	4

Mr Cooper Group, Inc.*	10,857	440

NASB Financial, Inc.	907	49

NMI Holdings, Inc., Class A*	12,477	254

Northeast Community Bancorp, Inc.	1,201	15

Northfield Bancorp, Inc.	16,252	233

Ocwen Financial Corp.*	25	1

PennyMac Financial Services, Inc.	6,885	295

Provident Bancorp, Inc.(1)	18	—

Radian Group, Inc.	35,671	688

TrustCo Bank Corp. NY	1,798	57

Walker & Dunlop, Inc.	8,220	688

Waterstone Financial, Inc.	3,743	61

Western New England Bancorp, Inc.	4,227	34

WSFS Financial Corp.	17,269	802

		5,981

Tobacco – 0.1%

Universal Corp.	5,769	265

Vector Group Ltd.	9,290	82

		347

Trading Companies & Distributors – 1.8%

Applied Industrial Technologies, Inc.	9,407	967

Beacon Roofing Supply, Inc.*	14,115	772

BlueLinx Holdings, Inc.*	3,360	209

Boise Cascade Co.	8,726	519

Distribution Solutions Group, Inc.*	4,227	119

EVI Industries, Inc.*	1,645	30

GATX Corp.	6,960	593

Global Industrial Co.	6,789	182

GMS, Inc.*	8,625	345

H&E Equipment Services, Inc.	3,335	95

Herc Holdings, Inc.	5,035	523

McGrath RentCorp	6,232	523

MRC Global, Inc.*	16,785	121

NOW, Inc.*	11,043	111

Rush Enterprises, Inc., Class A	16,149	708

See Notes to the Financial Statements.

EQUITY FUNDS	166	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 95.9% continued

Trading Companies & Distributors – 1.8% continued

Textainer Group Holdings Ltd.	3,226	$87

Titan Machinery, Inc.*	787	22

Transcat, Inc.*	4,188	317

Triton International Ltd.	13,033	713

Veritiv Corp.*	1,033	101

WESCO International, Inc.*	1,469	175

Willis Lease Finance Corp.*	1,750	57

		7,289

Transportation Infrastructure – 0.2%

Atlas Corp.	45,080	627

Water Utilities – 0.6%

American States Water Co.	8,400	655

Artesian Resources Corp., Class A	4,357	210

California Water Service Group	10,918	575

Consolidated Water Co. Ltd.	9,897	152

Middlesex Water Co.	6,168	476

SJW Group	5,542	319

York Water (The) Co.	3,620	139

		2,526

Wireless Telecommunication Services – 0.1%

Shenandoah Telecommunications Co.	9,851	168

Spok Holdings, Inc.	13,337	102

Telephone and Data Systems, Inc.	18,799	261

		531

Total Common Stocks

(Cost $297,479)		383,539

MASTER LIMITED PARTNERSHIPS – 0.0%

Marine – 0.0%

Navios Maritime Partners L.P.	77	2

Total Master Limited Partnerships

(Cost $4)		2

PREFERRED STOCKS – 0.0%

Industrial Conglomerates – 0.0%

Steel Partners Holdings L.P.,6.00%	2,675	62

Real Estate Management & Development – 0.0%

Brookfield Property Preferred L.P.,6.25%	1,033	20

	NUMBER OF SHARES	VALUE (000S)

PREFERRED STOCKS - 0.0% continued

Semiconductors & Semiconductor Equipment – 0.0%

Meta Materials, Inc.*	2,700	$4

Total Preferred Stocks

(Cost $93)		86

RIGHTS – 0.0%

Biotechnology – 0.0%

Achillion Pharmaceuticals, Inc. (Contingent Value Rights)(2) (4) *	23,500	13

Adamas Pharmaceuticals, Inc. (Contingent Value Rights)(2) (4) *	15,090	—

Flexion Therapeutics, Inc. (Contingent Value Rights)(2) (4) *	9,753	—

Progenics Pharmaceuticals, Inc. (Contingent Value Rights)(2) *	10,111	—

Radius Health, Inc. (Contingent Value Rights)(2) *	8,494	1

Sinovac Biotech Ltd.(2) *	1,587	—

Tobira Therapeutics, Inc. (Contingent Value Rights)(2) (4) *	16,926	129

		143

Health Care Equipment & Supplies – 0.0%

American Medical Alert Corp.(2) *	13,109	—

Pharmaceuticals – 0.0%

Dova Pharmaceuticals, Inc. (Contingent Value Rights)(2) *	4,020	—

Zogenix, Inc. (Contingent Value Rights)(2) (4) *	9,037	9

		9

Total Rights

(Cost $143)		152

OTHER – 0.0%

Escrow Fresh Market (The), Inc.(2) *	1,136	—

Total Other

(Cost $—)		—

	NUMBER OF WARRANTS	VALUE (000S)

WARRANTS – 0.0%

Nabors Industries Ltd., Exp. 6/11/26, Strike $166.67*	743	$13

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	167	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF WARRANTS	VALUE (000S)

WARRANTS - 0.0% continued

Tidewater, Inc., Class A, Exp. 7/31/23, Strike $0.00(1) *	10	$ —

Tidewater, Inc., Class B, Exp. 7/31/23, Strike $0.00(1) *	11	—

Total Warrants

(Cost $—)		13

	NUMBER OF SHARES	VALUE (000S)

INVESTMENT COMPANIES – 3.6%

Northern Institutional Funds - U.S. Government Portfolio (Shares), 2.31%(5) (6)	14,230,466	$ 14,230

Total Investment Companies

(Cost $14,230)		14,230

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

SHORT-TERM INVESTMENTS – 0.4%

U.S. Treasury Bill, 1.82%, 11/25/22(7) (8)	$1,517	$1,511

Total Short-Term Investments

(Cost $1,513)		1,511

Total Investments – 99.9%

(Cost $313,462)		399,533

Other Assets less Liabilities – 0.1%		209

NET ASSETS – 100.0%		$399,742

(1)	Value rounds to less than one thousand.
(2)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(4)

Restricted security that has been deemed illiquid. At September 30, 2022, the value of these restricted illiquid securities amounted to approximately $151,000 or 0.0% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)

Achillion Pharmaceuticals, Inc. (Contingent Value Rights)	1/29/20	$—

Adamas Pharmaceuticals, Inc. (Contingent Value Rights)	11/26/21	—

Flexion Therapeutics, Inc. (Contingent Value Rights)	11/22/21	—

Tobira Therapeutics, Inc. (Contingent Value Rights)	11/2/16	131

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)

Zogenix, Inc. (Contingent Value Rights)	3/8/22	$9

(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(6)	7-day current yield as of September 30, 2022 is disclosed.
(7)	Discount rate at the time of purchase.
(8)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

REIT - Real Estate Investment Trust

At September 30, 2022, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)(1)

E-Mini Russell 2000 Index	191	$15,947	Long	12/22	$(2,019)

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

At September 30, 2022, the security types for the Fund were:

SECURITY TYPE (1)	% OF NET ASSETS

Common Stocks	95.9%

Master Limited Partnerships	0.0%

Preferred stocks	0.0%

Rights	0.0%

Other	0.0%

Warrants	0.0%

Investment Companies	3.6%

Short-Term Investments	0.4%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

See Notes to the Financial Statements.

EQUITY FUNDS	168	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2022:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

Common Stocks:

Aerospace & Defense	$3,361	$28	$ —	$3,389

Banks	39,144	73	—	39,217

Biotechnology	20,227	—	38	20,265

Diversified Financial Services	990	25	—	1,015

Diversified Telecommunication Services	2,017	124	—	2,141

Health Care Providers & Services	14,137	19	—	14,156

Insurance	9,700	58	—	9,758

All Other Industries(1)	293,598	—	—	293,598

Total Common Stocks	383,174	327	38	383,539

Master Limited Partnerships	2	—	—	2

Preferred Stocks(1)	86	—	—	86

Rights(1)	—	—	152	152

Warrants	13	—	—	13

Investment Companies	14,230	—	—	14,230

Short-Term Investments	—	1,511	—	1,511

Total Investments	$397,505	$1,838	$190	$399,533

OTHER FINANCIAL INSTRUMENTS

Liabilities

Futures Contracts	$(2,019)	$—	$ —	$(2,019)
(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	169	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 98.6%

Aerospace & Defense – 0.8%

AAR Corp.*	17,847	$639

Aerojet Rocketdyne Holdings, Inc.*	41,847	1,674

AeroVironment, Inc.*	13,008	1,084

AerSale Corp.*	8,428	156

Archer Aviation, Inc., Class A*	75,351	197

Astra Space, Inc.*	81,762	50

Astronics Corp.*	13,313	105

Cadre Holdings, Inc.	10,085	243

Ducommun, Inc.*	5,859	232

Kaman Corp.	14,724	411

Kratos Defense & Security Solutions, Inc.*	65,030	661

Maxar Technologies, Inc.	38,809	727

Momentus, Inc.*	29,009	40

Moog, Inc., Class A	15,067	1,060

National Presto Industries, Inc.	2,681	174

Park Aerospace Corp.	10,432	115

Parsons Corp.*	17,756	696

Redwire Corp.*	10,294	24

Rocket Lab U.S.A., Inc.*	113,516	462

Terran Orbital Corp.*	12,745	23

Triumph Group, Inc.*	33,632	289

V2X, Inc.*	6,367	225

Virgin Galactic Holdings, Inc.*	120,348	567

		9,854

Air Freight & Logistics – 0.4%

Air Transport Services Group, Inc.*	31,073	749

Atlas Air Worldwide Holdings, Inc.*	14,770	1,412

Forward Air Corp.	14,151	1,277

Hub Group, Inc., Class A*	17,689	1,220

Radiant Logistics, Inc.*	19,885	113

		4,771

Airlines – 0.3%

Allegiant Travel Co.*	8,153	595

Blade Air Mobility, Inc.*	29,298	118

Frontier Group Holdings, Inc.*	19,556	190

Hawaiian Holdings, Inc.*	26,758	352

Joby Aviation, Inc.*	132,319	573

SkyWest, Inc.*	26,363	429

Spirit Airlines, Inc.	57,387	1,080

Sun Country Airlines Holdings, Inc.*	17,380	236

Wheels Up Experience, Inc.*	83,083	95

		3,668

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.6% continued

Auto Components – 1.3%

Adient PLC*	49,979	$1,387

American Axle & Manufacturing Holdings, Inc.*	59,402	406

Dana, Inc.	68,054	778

Dorman Products, Inc.*	13,869	1,139

Fox Factory Holding Corp.*	22,335	1,766

Gentherm, Inc.*	17,432	867

Goodyear Tire & Rubber (The) Co.*	147,746	1,491

Holley, Inc.*	26,936	109

LCI Industries	13,079	1,327

Luminar Technologies, Inc.*	130,039	947

Modine Manufacturing Co.*	26,300	340

Motorcar Parts of America, Inc.*	9,752	148

Patrick Industries, Inc.	11,548	506

Solid Power, Inc.*	69,230	364

Standard Motor Products, Inc.	10,588	344

Stoneridge, Inc.*	13,874	235

Tenneco, Inc., Class A*	43,508	757

Visteon Corp.*	14,667	1,556

XPEL, Inc.*	11,326	730

		15,197

Automobiles – 0.2%

Canoo, Inc.*	74,980	141

Cenntro Electric Group Ltd.*	95,983	99

Faraday Future Intelligent Electric, Inc.*	52,860	34

Fisker, Inc.*	85,754	647

Lordstown Motors Corp., Class A*	88,723	162

Mullen Automotive, Inc.*	176,484	58

Winnebago Industries, Inc.	16,331	869

Workhorse Group, Inc.*	80,798	232

		2,242

Banks – 9.9%

1st Source Corp.	8,522	395

ACNB Corp.	4,397	132

Allegiance Bancshares, Inc.	10,041	418

Amalgamated Financial Corp.	7,371	166

Amerant Bancorp, Inc.	14,562	362

American National Bankshares, Inc.	5,505	176

Ameris Bancorp	34,843	1,558

Arrow Financial Corp.	7,718	222

Associated Banc-Corp	78,560	1,578

Atlantic Union Bankshares Corp.	39,422	1,198

Banc of California, Inc.	27,690	442

BancFirst Corp.	10,371	928

See Notes to the Financial Statements.

EQUITY FUNDS	170	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.6% continued

Banks – 9.9% continued

Bancorp (The), Inc.*	28,998	$637

Bank First Corp.	3,377	258

Bank of Marin Bancorp	8,213	246

Bank of NT Butterfield & Son (The) Ltd.	26,154	849

BankUnited, Inc.	40,981	1,400

Bankwell Financial Group, Inc.	2,999	87

Banner Corp.	18,015	1,064

Bar Harbor Bankshares	7,737	205

BayCom Corp.	6,631	117

BCB Bancorp, Inc.	7,537	127

Berkshire Hills Bancorp, Inc.	23,248	635

Blue Ridge Bankshares, Inc.	9,058	115

Brookline Bancorp, Inc.	39,487	460

Business First Bancshares, Inc.	11,210	241

Byline Bancorp, Inc.	13,010	263

Cadence Bank	95,517	2,427

Cambridge Bancorp	3,583	286

Camden National Corp.	7,599	324

Capital Bancorp, Inc.	4,787	111

Capital City Bank Group, Inc.	7,129	222

Capstar Financial Holdings, Inc.	10,781	200

Carter Bankshares, Inc.*	12,725	205

Cathay General Bancorp	37,907	1,458

CBTX, Inc.	9,722	284

Central Pacific Financial Corp.	14,199	294

Citizens & Northern Corp.	8,001	193

City Holding Co.	7,769	689

Civista Bancshares, Inc.	8,001	166

CNB Financial Corp.	8,498	200

Coastal Financial Corp.*	5,464	217

Colony Bankcorp, Inc.	8,570	112

Columbia Banking System, Inc.	41,468	1,198

Community Bank System, Inc.	28,112	1,689

Community Trust Bancorp, Inc.	8,293	336

ConnectOne Bancorp, Inc.	19,607	452

CrossFirst Bankshares, Inc.*	23,909	312

Customers Bancorp, Inc.*	16,042	473

CVB Financial Corp.	70,300	1,780

Dime Community Bancshares, Inc.	17,146	502

Eagle Bancorp, Inc.	16,731	750

Eastern Bankshares, Inc.	82,106	1,613

Enterprise Bancorp, Inc.	4,959	148

Enterprise Financial Services Corp.	18,558	817

Equity Bancshares, Inc., Class A	7,959	236

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.6% continued

Banks – 9.9% continued

Esquire Financial Holdings, Inc.	3,632	$136

Farmers & Merchants Bancorp, Inc.	6,333	170

Farmers National Banc Corp.	16,490	216

FB Financial Corp.	18,823	719

Financial Institutions, Inc.	7,906	190

First Bancorp	18,627	681

First BanCorp (New York Exchange)	97,839	1,338

First Bancorp (The), Inc.	5,169	142

First Bancshares (The), Inc.	10,414	311

First Bank	8,119	111

First Busey Corp.	27,250	599

First Business Financial Services, Inc.	4,212	136

First Commonwealth Financial Corp.	49,297	633

First Community Bankshares, Inc.	8,445	271

First Financial Bancorp	49,098	1,035

First Financial Bankshares, Inc.	68,449	2,863

First Financial Corp.	5,869	265

First Foundation, Inc.	26,880	488

First Guaranty Bancshares, Inc.	3,227	71

First Internet Bancorp	4,664	158

First Interstate BancSystem, Inc., Class A	48,188	1,944

First Merchants Corp.	30,128	1,165

First Mid Bancshares, Inc.	9,856	315

First of Long Island (The) Corp.	11,541	199

First Western Financial, Inc.*	4,202	104

Five Star Bancorp	6,621	188

Flushing Financial Corp.	14,916	289

Fulton Financial Corp.	85,394	1,349

FVCBankcorp, Inc.*	6,358	122

German American Bancorp, Inc.	14,621	522

Glacier Bancorp, Inc.	58,545	2,876

Great Southern Bancorp, Inc.	4,935	282

Guaranty Bancshares, Inc.	4,323	150

Hancock Whitney Corp.	45,391	2,079

Hanmi Financial Corp.	16,000	379

HarborOne Bancorp, Inc.	23,428	314

HBT Financial, Inc.	5,352	97

Heartland Financial U.S.A., Inc.	21,622	938

Heritage Commerce Corp.	31,063	352

Heritage Financial Corp.	18,274	484

Hilltop Holdings, Inc.	26,224	652

Home BancShares, Inc.	100,195	2,255

HomeStreet, Inc.	9,422	271

HomeTrust Bancshares, Inc.	7,436	164

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	171	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.6% continued

Banks – 9.9% continued

Hope Bancorp, Inc.	61,150	$773

Horizon Bancorp, Inc.	21,301	383

Independent Bank Corp.	24,125	1,798

Independent Bank Corp. (NASDAQ Exchange)	10,534	201

Independent Bank Group, Inc.	18,837	1,156

International Bancshares Corp.	28,270	1,202

John Marshall Bancorp, Inc.	6,065	149

Lakeland Bancorp, Inc.	32,863	526

Lakeland Financial Corp.	12,912	940

Live Oak Bancshares, Inc.	17,257	528

Macatawa Bank Corp.	13,788	128

Mercantile Bank Corp.	8,071	240

Metrocity Bankshares, Inc.	9,770	192

Metropolitan Bank Holding Corp.*	5,414	348

Mid Penn Bancorp, Inc.	7,506	216

Midland States Bancorp, Inc.	11,101	262

MidWestOne Financial Group, Inc.	7,410	202

MVB Financial Corp.	5,354	149

National Bank Holdings Corp., Class A	15,364	568

NBT Bancorp, Inc.	22,065	837

Nicolet Bankshares, Inc.*	6,458	455

Northeast Bank	3,480	128

Northwest Bancshares, Inc.	64,110	866

OceanFirst Financial Corp.	30,648	571

OFG Bancorp	24,597	618

Old National Bancorp	154,452	2,544

Old Second Bancorp, Inc.	22,413	293

Origin Bancorp, Inc.	11,866	457

Orrstown Financial Services, Inc.	5,448	130

Pacific Premier Bancorp, Inc.	49,360	1,528

Park National Corp.	7,554	940

Parke Bancorp, Inc.	5,378	113

Pathward Financial, Inc.	15,084	497

PCB Bancorp	6,194	112

PCSB Financial Corp.	6,580	118

Peapack-Gladstone Financial Corp.	9,198	310

Peoples Bancorp, Inc.	14,613	423

Peoples Financial Services Corp.	3,684	173

Preferred Bank	6,982	455

Premier Financial Corp.	18,712	481

Primis Financial Corp.	11,672	142

Professional Holding Corp., Class A*	6,805	177

QCR Holdings, Inc.	8,453	431

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.6% continued

Banks – 9.9% continued

RBB Bancorp	7,642	$159

Red River Bancshares, Inc.	2,278	113

Renasant Corp.	28,872	903

Republic Bancorp, Inc., Class A	4,552	174

Republic First Bancorp, Inc.*	24,991	71

S&T Bancorp, Inc.	20,622	604

Sandy Spring Bancorp, Inc.	22,987	811

Seacoast Banking Corp. of Florida	31,840	963

ServisFirst Bancshares, Inc.	26,418	2,113

Shore Bancshares, Inc.	9,357	162

Sierra Bancorp	7,300	144

Silvergate Capital Corp., Class A*	16,500	1,243

Simmons First National Corp., Class A	64,698	1,410

SmartFinancial, Inc.	8,225	203

South Plains Financial, Inc.	5,304	146

Southern First Bancshares, Inc.*	3,996	167

Southside Bancshares, Inc.	16,077	569

SouthState Corp.	39,491	3,125

Stock Yards Bancorp, Inc.	15,072	1,025

Summit Financial Group, Inc.	5,835	157

Texas Capital Bancshares, Inc.*	26,328	1,554

Third Coast Bancshares, Inc.*	6,662	114

Tompkins Financial Corp.	7,318	531

Towne Bank	35,437	951

TriCo Bancshares	16,462	735

Triumph Bancorp, Inc.*	12,281	668

Trustmark Corp.	32,261	988

UMB Financial Corp.	23,185	1,954

United Bankshares, Inc.	68,830	2,461

United Community Banks, Inc.	55,974	1,853

Unity Bancorp, Inc.	3,749	94

Univest Financial Corp.	15,421	362

USCB Financial Holdings, Inc.*	5,597	73

Valley National Bancorp	226,879	2,450

Veritex Holdings, Inc.	27,629	735

Washington Federal, Inc.	34,103	1,022

Washington Trust Bancorp, Inc.	8,978	417

WesBanco, Inc.	30,746	1,026

West BanCorp, Inc.	8,591	179

Westamerica BanCorp	13,701	716

		115,901

Beverages – 0.6%

Celsius Holdings, Inc.*	29,280	2,655

Coca-Cola Consolidated, Inc.	2,472	1,018

See Notes to the Financial Statements.

EQUITY FUNDS	172	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.6% continued

Beverages – 0.6% continued

Duckhorn Portfolio (The), Inc.*	19,388	$280

MGP Ingredients, Inc.	7,407	786

National Beverage Corp.	12,411	478

Primo Water Corp.	83,053	1,042

Vintage Wine Estates, Inc.*	16,469	46

Vita Coco (The) Co., Inc.*	14,698	168

		6,473

Biotechnology – 8.3%

2seventy bio, Inc.*	19,614	285

4D Molecular Therapeutics, Inc.*	15,673	126

Aadi Bioscience, Inc.*	7,695	109

ACADIA Pharmaceuticals, Inc.*	63,262	1,035

Adicet Bio, Inc.*	14,939	212

ADMA Biologics, Inc.*	98,111	238

Aerovate Therapeutics, Inc.*	4,877	81

Affimed N.V.*	74,425	153

Agenus, Inc.*	149,596	307

Agios Pharmaceuticals, Inc.*	28,747	813

Akero Therapeutics, Inc.*	14,801	504

Albireo Pharma, Inc.*	9,060	175

Alector, Inc.*	32,629	309

Alkermes PLC*	85,951	1,919

Allogene Therapeutics, Inc.*	41,894	452

Allovir, Inc.*	16,300	129

Alpine Immune Sciences, Inc.*	8,297	60

ALX Oncology Holdings, Inc.*	11,397	109

Amicus Therapeutics, Inc.*	145,160	1,515

AnaptysBio, Inc.*	10,729	274

Anavex Life Sciences Corp.*	36,561	377

Anika Therapeutics, Inc.*	7,622	181

Apellis Pharmaceuticals, Inc.*	49,422	3,376

Arbutus Biopharma Corp.*	57,423	110

Arcellx, Inc.*	15,641	294

Arcturus Therapeutics Holdings, Inc.*	12,095	179

Arcus Biosciences, Inc.*	27,083	708

Arcutis Biotherapeutics, Inc.*	21,592	413

Arrowhead Pharmaceuticals, Inc.*	54,189	1,791

Atara Biotherapeutics, Inc.*	48,842	185

Aura Biosciences, Inc.*	9,741	177

Aurinia Pharmaceuticals, Inc.*	70,651	531

Avid Bioservices, Inc.*	32,127	614

Avidity Biosciences, Inc.*	27,042	442

Beam Therapeutics, Inc.*	33,459	1,594

BioCryst Pharmaceuticals, Inc.*	97,619	1,230

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.6% continued

Biotechnology – 8.3% continued

Biohaven Pharmaceutical Holding Co. Ltd.*	33,276	$5,030

Bioxcel Therapeutics, Inc.*	10,158	120

Bluebird Bio, Inc.*	40,866	259

Blueprint Medicines Corp.*	31,461	2,073

Bridgebio Pharma, Inc.*	55,220	549

C4 Therapeutics, Inc.*	22,054	193

CareDx, Inc.*	26,892	458

Caribou Biosciences, Inc.*	29,648	313

Catalyst Pharmaceuticals, Inc.*	50,557	649

Celldex Therapeutics, Inc.*	24,138	679

Celularity, Inc.*	36,024	83

Century Therapeutics, Inc.*	10,704	106

Cerevel Therapeutics Holdings, Inc.*	28,585	808

ChemoCentryx, Inc.*	33,318	1,721

Chimerix, Inc.*	44,725	86

Chinook Therapeutics, Inc. (Contingent Value Rights)*	26,327	518

Cogent Biosciences, Inc.*	33,799	504

Coherus Biosciences, Inc.*	38,676	372

Crinetics Pharmaceuticals, Inc.*	27,782	546

CTI BioPharma Corp.*	52,940	308

Cullinan Oncology, Inc.*	16,095	206

Cytokinetics, Inc.*	43,276	2,097

Day One Biopharmaceuticals, Inc.*	14,640	293

Deciphera Pharmaceuticals, Inc.*	23,666	438

Denali Therapeutics, Inc.*	51,863	1,592

Design Therapeutics, Inc.*	17,906	299

Dynavax Technologies Corp.*	62,234	650

Dyne Therapeutics, Inc.*	16,606	211

Eagle Pharmaceuticals, Inc.*	5,422	143

Editas Medicine, Inc.*	36,367	445

Eiger BioPharmaceuticals, Inc.*	22,130	167

Emergent BioSolutions, Inc.*	26,560	557

Enanta Pharmaceuticals, Inc.*	10,295	534

Enochian Biosciences, Inc.*	10,465	19

EQRx, Inc.*	106,140	525

Erasca, Inc.*	34,289	267

Fate Therapeutics, Inc.*	43,741	980

FibroGen, Inc.*	46,086	600

Foghorn Therapeutics, Inc.*	10,460	90

Forma Therapeutics Holdings, Inc.*	19,118	381

Gelesis Holdings, Inc.*	9,317	10

Generation Bio Co.*	25,573	136

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	173	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.6% continued

Biotechnology – 8.3% continued

Geron Corp.*	189,708	$444

Global Blood Therapeutics, Inc.*	34,043	2,318

Gossamer Bio, Inc.*	33,090	396

GreenLight Biosciences Holdings PBC*	38,877	90

Halozyme Therapeutics, Inc.*	71,523	2,828

Heron Therapeutics, Inc.*	53,941	228

HilleVax, Inc.*	6,884	118

Humacyte, Inc.*	9,341	30

Icosavax, Inc.*	11,811	37

Ideaya Biosciences, Inc.*	18,633	278

IGM Biosciences, Inc.*	5,632	128

Imago Biosciences, Inc.*	13,784	207

ImmunityBio, Inc.*	42,924	213

ImmunoGen, Inc.*	113,092	541

Immunovant, Inc.*	20,879	117

Inhibrx, Inc.*	15,414	277

Inovio Pharmaceuticals, Inc.*	130,853	226

Insmed, Inc.*	62,876	1,354

Instil Bio, Inc.*	36,440	176

Intellia Therapeutics, Inc.*	39,705	2,222

Intercept Pharmaceuticals, Inc.*	12,809	179

Invivyd, Inc.*	27,281	85

Iovance Biotherapeutics, Inc.*	79,505	762

Ironwood Pharmaceuticals, Inc.*	72,065	747

iTeos Therapeutics, Inc.*	12,332	235

IVERIC bio, Inc.*	62,499	1,121

Janux Therapeutics, Inc.*	9,121	123

Jounce Therapeutics, Inc.*	22,380	52

KalVista Pharmaceuticals, Inc.*	12,810	186

Karuna Therapeutics, Inc.*	15,736	3,539

Karyopharm Therapeutics, Inc.*	39,869	218

Keros Therapeutics, Inc.*	9,510	358

Kezar Life Sciences, Inc.*	27,853	240

Kiniksa Pharmaceuticals Ltd., Class A*	16,293	209

Kinnate Biopharma, Inc.*	15,291	183

Kodiak Sciences, Inc.*	17,428	135

Kronos Bio, Inc.*	21,454	72

Krystal Biotech, Inc.*	11,257	785

Kura Oncology, Inc.*	33,376	456

Kymera Therapeutics, Inc.*	19,873	433

Lexicon Pharmaceuticals, Inc.*	44,332	106

Ligand Pharmaceuticals, Inc.*	7,954	685

Lyell Immunopharma, Inc.*	91,026	667

MacroGenics, Inc.*	31,611	109

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.6% continued

Biotechnology – 8.3% continued

Madrigal Pharmaceuticals, Inc.*	6,688	$435

MannKind Corp.*	130,794	404

MeiraGTx Holdings PLC*	15,795	133

Mersana Therapeutics, Inc.*	47,648	322

MiMedx Group, Inc.*	59,071	170

Mirum Pharmaceuticals, Inc.*	9,579	201

Monte Rosa Therapeutics, Inc.*	15,027	123

Morphic Holding, Inc.*	13,513	382

Myriad Genetics, Inc.*	41,867	799

Nkarta, Inc.*	16,988	224

Nurix Therapeutics, Inc.*	24,522	320

Nuvalent, Inc., Class A*	8,846	172

Ocugen, Inc.*	112,205	200

Organogenesis Holdings, Inc.*	37,741	122

Outlook Therapeutics, Inc.*	61,297	75

Pardes Biosciences, Inc.*	18,513	34

PepGen, Inc.*	5,210	47

PMV Pharmaceuticals, Inc.*	19,304	230

Point Biopharma Global, Inc.*	39,155	303

Praxis Precision Medicines, Inc.*	19,475	44

Precigen, Inc.*	53,633	114

Prometheus Biosciences, Inc.*	16,150	953

Protagonist Therapeutics, Inc.*	24,377	205

Prothena Corp. PLC*	18,645	1,130

PTC Therapeutics, Inc.*	37,032	1,859

Rallybio Corp.*	8,320	120

RAPT Therapeutics, Inc.*	13,650	328

Recursion Pharmaceuticals, Inc., Class A*	72,086	767

REGENXBIO, Inc.*	21,110	558

Relay Therapeutics, Inc.*	40,301	902

Replimune Group, Inc.*	21,468	371

REVOLUTION Medicines, Inc.*	39,291	775

Rigel Pharmaceuticals, Inc.*	90,436	107

Rocket Pharmaceuticals, Inc.*	22,967	367

Sage Therapeutics, Inc.*	27,431	1,074

Sana Biotechnology, Inc.*	47,082	282

Sangamo Therapeutics, Inc.*	67,568	331

Seres Therapeutics, Inc.*	37,294	239

Sorrento Therapeutics, Inc.*	199,679	313

SpringWorks Therapeutics, Inc.*	18,262	521

Stoke Therapeutics, Inc.*	11,748	151

Sutro Biopharma, Inc.*	25,996	144

Syndax Pharmaceuticals, Inc.*	28,083	675

See Notes to the Financial Statements.

EQUITY FUNDS	174	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.6% continued

Biotechnology – 8.3% continued

Talaris Therapeutics, Inc.*	11,840	$31

Tango Therapeutics, Inc.*	24,782	90

Tenaya Therapeutics, Inc.*	14,477	42

TG Therapeutics, Inc.*	69,991	414

Travere Therapeutics, Inc.*	32,101	791

Twist Bioscience Corp.*	29,538	1,041

Tyra Biosciences, Inc.*	6,960	61

Vanda Pharmaceuticals, Inc.*	29,369	290

Vaxart, Inc.*	64,769	141

Vaxcyte, Inc.*	28,418	682

VBI Vaccines, Inc.*	103,159	73

Vera Therapeutics, Inc.*	7,441	159

Veracyte, Inc.*	37,730	626

Vericel Corp.*	24,909	578

Verve Therapeutics, Inc.*	24,001	824

Vir Biotechnology, Inc.*	38,141	735

Viridian Therapeutics, Inc.*	14,029	288

VistaGen Therapeutics, Inc.*	102,321	16

Xencor, Inc.*	30,253	786

Y-mAbs Therapeutics, Inc.*	19,256	278

Zentalis Pharmaceuticals, Inc.*	24,784	537

		96,444

Building Products – 1.2%

AAON, Inc.	23,085	1,244

American Woodmark Corp.*	8,677	380

Apogee Enterprises, Inc.	11,738	449

Caesarstone Ltd.	11,898	111

CSW Industrials, Inc.	7,713	924

Gibraltar Industries, Inc.*	16,700	683

Griffon Corp.	24,307	717

Insteel Industries, Inc.	9,815	260

Janus International Group, Inc.*	43,151	385

JELD-WEN Holding, Inc.*	43,820	383

Masonite International Corp.*	11,709	835

PGT Innovations, Inc.*	30,375	637

Quanex Building Products Corp.	17,379	316

Resideo Technologies, Inc.*	76,133	1,451

Simpson Manufacturing Co., Inc.	22,827	1,790

UFP Industries, Inc.	31,488	2,272

View, Inc.*	59,525	80

Zurn Elkay Water Solutions Corp.	65,385	1,602

		14,519

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.6% continued

Capital Markets – 1.5%

Artisan Partners Asset Management, Inc., Class A	31,624	$852

Assetmark Financial Holdings, Inc.*	11,418	209

Associated Capital Group, Inc., Class A	917	34

B. Riley Financial, Inc.	10,806	481

Bakkt Holdings, Inc.*	33,992	77

BGC Partners, Inc., Class A	168,555	529

Blucora, Inc.*	25,091	485

Brightsphere Investment Group, Inc.	16,954	253

Cohen & Steers, Inc.	13,365	837

Cowen, Inc., Class A	13,874	536

Diamond Hill Investment Group, Inc.	1,548	255

Donnelley Financial Solutions, Inc.*	13,665	505

Federated Hermes, Inc.	45,016	1,491

Focus Financial Partners, Inc., Class A*	30,576	963

GAMCO Investors, Inc., Class A	2,531	43

GCM Grosvenor, Inc., Class A	21,504	170

Hamilton Lane, Inc., Class A	18,582	1,108

Houlihan Lokey, Inc.	26,337	1,985

Manning & Napier, Inc.	8,446	104

MarketWise, Inc.*	9,064	21

Moelis & Co., Class A	33,548	1,134

Open Lending Corp., Class A*	55,712	448

Oppenheimer Holdings, Inc., Class A	4,260	132

Perella Weinberg Partners	21,773	138

Piper Sandler Cos.	8,943	937

PJT Partners, Inc., Class A	12,421	830

Pzena Investment Management, Inc., Class A	8,829	84

Sculptor Capital Management, Inc.	13,379	118

Silvercrest Asset Management Group, Inc., Class A	5,278	86

StepStone Group, Inc., Class A	28,114	689

StoneX Group, Inc.*	9,075	753

Value Line, Inc.	495	22

Victory Capital Holdings, Inc., Class A	8,711	203

Virtus Investment Partners, Inc.	3,651	582

WisdomTree Investments, Inc.	72,023	337

		17,431

Chemicals – 2.0%

AdvanSix, Inc.	14,302	459

American Vanguard Corp.	15,443	289

Amyris, Inc.*	103,395	302

Aspen Aerogels, Inc.*	16,293	150

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	175	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.6% continued

Chemicals – 2.0% continued

Avient Corp.	47,929	$1,452

Balchem Corp.	16,777	2,040

Cabot Corp.	29,319	1,873

Chase Corp.	3,992	334

Danimer Scientific, Inc.*	47,425	140

Diversey Holdings Ltd.*	40,962	199

Ecovyst, Inc.*	40,187	339

FutureFuel Corp.	13,714	83

H.B. Fuller Co.	27,944	1,679

Hawkins, Inc.	10,183	397

Ingevity Corp.*	20,111	1,219

Innospec, Inc.	13,031	1,116

Intrepid Potash, Inc.*	5,838	231

Koppers Holdings, Inc.	10,643	221

Kronos Worldwide, Inc.	11,563	108

Livent Corp.*	85,427	2,618

LSB Industries, Inc.*	16,766	239

Mativ Holdings, Inc.	28,671	633

Minerals Technologies, Inc.	17,056	843

Origin Materials, Inc.*	55,561	287

Orion Engineered Carbons S.A.	31,794	425

Perimeter Solutions S.A.*	64,319	515

PureCycle Technologies, Inc.*	55,856	451

Quaker Chemical Corp.	7,142	1,031

Rayonier Advanced Materials, Inc.*	32,302	102

Sensient Technologies Corp.	22,086	1,531

Stepan Co.	11,262	1,055

Tredegar Corp.	14,194	134

Trinseo PLC	18,379	337

Tronox Holdings PLC	61,542	754

Valhi, Inc.	1,312	33

		23,619

Commercial Services & Supplies – 1.3%

ABM Industries, Inc.	35,356	1,352

ACCO Brands Corp.	48,232	236

ACV Auctions, Inc., Class A*	60,919	438

Aris Water Solution, Inc., Class A	11,595	148

Brady Corp., Class A	24,012	1,002

BrightView Holdings, Inc.*	23,256	185

Brink’s (The) Co.	24,428	1,183

Casella Waste Systems, Inc., Class A*	26,321	2,011

Cimpress PLC*	9,249	226

CompX International, Inc.	808	13

CoreCivic, Inc.*	61,390	543

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.6% continued

Commercial Services & Supplies – 1.3% continued

Deluxe Corp.	22,731	$378

Ennis, Inc.	13,452	271

GEO Group (The), Inc.*	62,231	479

Harsco Corp.*	41,136	154

Healthcare Services Group, Inc.	39,140	473

Heritage-Crystal Clean, Inc.*	8,302	246

HNI Corp.	21,659	574

Interface, Inc.	30,734	276

KAR Auction Services, Inc.*	60,444	675

Kimball International, Inc., Class B	19,043	120

Li-Cycle Holdings Corp.*	72,191	384

Matthews International Corp., Class A	15,689	352

MillerKnoll, Inc.	40,086	625

Montrose Environmental Group, Inc.*	14,444	486

NL Industries, Inc.	4,265	33

Pitney Bowes, Inc.	90,739	211

Quad/Graphics, Inc.*	17,969	46

SP Plus Corp.*	12,268	384

Steelcase, Inc., Class A	45,971	300

UniFirst Corp.	7,881	1,326

Viad Corp.*	10,673	337

VSE Corp.	5,552	197

		15,664

Communications Equipment – 0.9%

ADTRAN Holdings, Inc.	36,990	724

Aviat Networks, Inc.*	5,835	160

Calix, Inc.*	29,887	1,827

Cambium Networks Corp.*	6,122	104

Casa Systems, Inc.*	18,278	57

Clearfield, Inc.*	6,103	639

CommScope Holding Co., Inc.*	108,140	996

Comtech Telecommunications Corp.	13,716	137

Digi International, Inc.*	18,040	624

DZS, Inc.*	9,388	106

Extreme Networks, Inc.*	66,505	869

Harmonic, Inc.*	48,609	635

Infinera Corp.*	99,598	482

Inseego Corp.*	45,879	95

NETGEAR, Inc.*	14,861	298

NetScout Systems, Inc.*	36,039	1,129

Ondas Holdings, Inc.*	19,040	70

Ribbon Communications, Inc.*	37,682	84

Viavi Solutions, Inc.*	119,823	1,564

		10,600

See Notes to the Financial Statements.

EQUITY FUNDS	176	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.6% continued

Construction & Engineering – 1.4%

Ameresco, Inc., Class A*	16,739	$1,113

API Group Corp.(1) *	108,929	1,445

Arcosa, Inc.	25,545	1,461

Argan, Inc.	7,022	226

Comfort Systems U.S.A., Inc.	18,688	1,819

Concrete Pumping Holdings, Inc.*	13,643	88

Construction Partners, Inc., Class A*	21,058	552

Dycom Industries, Inc.*	15,226	1,455

EMCOR Group, Inc.	25,781	2,977

Fluor Corp.*	75,041	1,868

Granite Construction, Inc.	23,265	591

Great Lakes Dredge & Dock Corp.*	34,363	260

IES Holdings, Inc.*	4,616	128

Infrastructure and Energy Alternatives, Inc.*	16,192	219

MYR Group, Inc.*	8,623	731

Northwest Pipe Co.*	5,128	144

NV5 Global, Inc.*	7,125	882

Primoris Services Corp.	27,983	455

Sterling Infrastructure, Inc.*	15,482	332

Tutor Perini Corp.*	22,277	123

		16,869

Construction Materials – 0.1%

Summit Materials, Inc., Class A*	62,528	1,498

United States Lime & Minerals, Inc.	1,081	111

		1,609

Consumer Finance – 0.7%

Atlanticus Holdings Corp.*	2,177	57

Bread Financial Holdings, Inc.	26,350	829

Consumer Portfolio Services, Inc.*	5,145	37

Curo Group Holdings Corp.	11,797	47

Encore Capital Group, Inc.*	12,437	566

Enova International, Inc.*	16,451	482

EZCORP, Inc., Class A*	26,176	202

FirstCash Holdings, Inc.	20,320	1,490

Green Dot Corp., Class A*	25,268	480

LendingClub Corp.*	54,183	599

LendingTree, Inc.*	5,488	131

Moneylion, Inc.*	64,668	58

Navient Corp.	58,614	861

Nelnet, Inc., Class A	7,696	609

NerdWallet, Inc., Class A*	13,460	119

Oportun Financial Corp.*	14,809	65

OppFi, Inc.*	7,164	16

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.6% continued

Consumer Finance – 0.7% continued

PRA Group, Inc.*	20,260	$666

PROG Holdings, Inc.*	26,277	394

Regional Management Corp.	4,081	114

Sunlight Financial Holdings, Inc.*	12,931	16

World Acceptance Corp.*	2,044	198

		8,036

Containers & Packaging – 0.3%

Cryptyde, Inc.*	9,770	7

Greif, Inc., Class A	13,629	812

Greif, Inc., Class B	2,839	172

Myers Industries, Inc.	19,046	314

O-I Glass, Inc.*	82,073	1,063

Pactiv Evergreen, Inc.	22,757	199

Ranpak Holdings Corp.*	23,129	79

TriMas Corp.	22,018	552

		3,198

Distributors – 0.0%

Funko, Inc., Class A*	16,823	340

Weyco Group, Inc.	3,147	64

		404

Diversified Consumer Services – 1.0%

2U, Inc.*	39,177	245

Adtalem Global Education, Inc.*	23,624	861

American Public Education, Inc.*	9,954	91

Beachbody (The) Co., Inc.*	55,713	56

Carriage Services, Inc.	6,963	224

Chegg, Inc.*	65,593	1,382

Coursera, Inc.*	60,223	649

Duolingo, Inc.*	12,415	1,182

European Wax Center, Inc., Class A	12,913	238

Frontdoor, Inc.*	43,593	889

Graham Holdings Co., Class B	1,960	1,055

Laureate Education, Inc.	56,884	600

Nerdy, Inc.*	28,859	61

OneSpaWorld Holdings Ltd.*	35,099	295

Perdoceo Education Corp.*	35,314	364

PowerSchool Holdings, Inc., Class A*	23,956	400

Rover Group, Inc.*	48,860	163

StoneMor, Inc.*	14,567	50

Strategic Education, Inc.	11,943	733

Stride, Inc.*	21,418	900

Udemy, Inc.*	37,930	459

Universal Technical Institute, Inc.*	17,635	96

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	177	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.6% continued

Diversified Consumer Services – 1.0% continued

Vivint Smart Home, Inc.*	50,189	$330

WW International, Inc.*	28,342	111

		11,434

Diversified Financial Services – 0.3%

Alerus Financial Corp.	7,931	175

A-Mark Precious Metals, Inc.	9,485	269

Banco Latinoamericano de Comercio Exterior S.A., Class E	14,579	191

Cannae Holdings, Inc.*	37,520	775

Compass Diversified Holdings	32,687	591

Jackson Financial, Inc., Class A	40,321	1,119

SWK Holdings Corp.*	1,897	32

		3,152

Diversified Telecommunication Services – 0.6%

Anterix, Inc.*	9,732	348

ATN International, Inc.	5,791	223

Bandwidth, Inc., Class A*	12,252	146

Charge Enterprises, Inc.*	69,151	122

Cogent Communications Holdings, Inc.	22,638	1,181

Consolidated Communications Holdings, Inc.*	38,908	162

EchoStar Corp., Class A*	17,636	290

Globalstar, Inc.*	360,560	573

IDT Corp., Class B*	7,802	194

Iridium Communications, Inc.*	67,134	2,979

Liberty Latin America Ltd., Class A*	19,959	123

Liberty Latin America Ltd., Class C*	78,369	482

Ooma, Inc.*	11,961	147

Radius Global Infrastructure, Inc., Class A*	40,520	382

Starry Group Holdings, Inc., Class A*	12,651	19

		7,371

Electric Utilities – 0.7%

ALLETE, Inc.	30,179	1,511

MGE Energy, Inc.	19,197	1,260

Otter Tail Corp.	21,688	1,334

PNM Resources, Inc.	45,054	2,060

Portland General Electric Co.	47,170	2,050

Via Renewables, Inc.	6,390	44

		8,259

Electrical Equipment – 1.4%

Allied Motion Technologies, Inc.	7,082	203

Array Technologies, Inc.*	79,498	1,318

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.6% continued

Electrical Equipment – 1.4% continued

Atkore, Inc.*	21,701	$1,689

AZZ, Inc.	12,961	473

Babcock & Wilcox Enterprises, Inc.*	32,164	205

Blink Charging Co.*	18,809	333

Bloom Energy Corp., Class A*	92,705	1,853

Encore Wire Corp.	9,721	1,123

Energy Vault Holdings, Inc.*	33,700	178

EnerSys	21,475	1,249

Enovix Corp.*	57,357	1,052

ESS Tech, Inc.*	42,489	174

Fluence Energy, Inc.*	18,993	277

FTC Solar, Inc.*	22,096	65

FuelCell Energy, Inc.*	205,514	701

GrafTech International Ltd.	101,871	439

Heliogen, Inc.*	48,406	90

NuScale Power Corp.*	16,604	194

Powell Industries, Inc.	4,781	101

Preformed Line Products Co.	1,331	95

Shoals Technologies Group, Inc., Class A*	58,978	1,271

Stem, Inc.*	75,939	1,013

SunPower Corp.*	43,067	992

Thermon Group Holdings, Inc.*	17,377	268

TPI Composites, Inc.*	19,323	218

Vicor Corp.*	11,579	685

		16,259

Electronic Equipment, Instruments & Components – 2.3%

908 Devices, Inc.*	11,594	191

Advanced Energy Industries, Inc.	19,812	1,534

Aeva Technologies, Inc.*	50,574	95

AEye, Inc.*	14,058	16

Akoustis Technologies, Inc.*	27,711	82

Arlo Technologies, Inc.*	45,970	213

Badger Meter, Inc.	15,404	1,423

Belden, Inc.	22,774	1,367

Benchmark Electronics, Inc.	18,449	457

Cepton, Inc.*	25,654	50

CTS Corp.	16,699	696

ePlus, Inc.*	13,999	582

Evolv Technologies Holdings, Inc.*	44,748	95

Fabrinet*	19,444	1,856

FARO Technologies, Inc.*	9,675	266

Focus Universal, Inc.*	9,421	88

Identiv, Inc.*	11,530	145

See Notes to the Financial Statements.

EQUITY FUNDS	178	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.6% continued

Electronic Equipment, Instruments & Components – 2.3% continued

Insight Enterprises, Inc.*	16,530	$1,362

Itron, Inc.*	23,745	1,000

Kimball Electronics, Inc.*	12,564	215

Knowles Corp.*	47,142	574

Lightwave Logic, Inc.*	59,033	433

Methode Electronics, Inc.	19,135	711

MicroVision, Inc.*	86,928	314

Mirion Technologies, Inc.*	72,327	540

Napco Security Technologies, Inc.*	15,521	451

nLight, Inc.*	23,298	220

Novanta, Inc.*	18,707	2,163

OSI Systems,Inc.*	8,517	614

Ouster, Inc.*	76,272	73

PAR Technology Corp.*	14,006	414

PC Connection, Inc.	5,954	268

Plexus Corp.*	14,480	1,268

Rogers Corp.*	9,890	2,392

Sanmina Corp.*	30,075	1,386

ScanSource, Inc.*	13,255	350

SmartRent, Inc.*	64,309	146

TTM Technologies, Inc.*	53,475	705

Velodyne Lidar, Inc.*	102,762	97

Vishay Intertechnology, Inc.	69,606	1,238

Vishay Precision Group, Inc.*	6,576	195

		26,285

Energy Equipment & Services – 1.6%

Archrock, Inc.	71,174	457

Borr Drilling Ltd.*	103,055	342

Bristow Group, Inc.*	12,263	288

Cactus, Inc., Class A	31,078	1,194

ChampionX Corp.	107,599	2,106

Diamond Offshore Drilling, Inc.*	53,178	353

DMC Global, Inc.*	9,823	157

Dril-Quip, Inc.*	17,910	350

Expro Group Holdings N.V.*	40,756	519

Helix Energy Solutions Group, Inc.*	75,071	290

Helmerich & Payne, Inc.	54,192	2,003

Liberty Energy, Inc.*	75,134	953

Nabors Industries Ltd.*	4,784	485

National Energy Services Reunited Corp.*	20,021	119

Newpark Resources, Inc.*	45,110	114

NexTier Oilfield Solutions, Inc.*	92,400	684

Noble Corp. PLC*	38,967	1,153

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.6% continued

Energy Equipment & Services – 1.6% continued

Oceaneering International, Inc.*	52,824	$420

Oil States International, Inc.*	33,426	130

Patterson-UTI Energy, Inc.	113,108	1,321

ProFrac Holding Corp., Class A*	7,318	111

ProPetro Holding Corp.*	46,155	371

RPC, Inc.	39,323	272

Select Energy Services, Inc., Class A*	37,444	261

Solaris Oilfield Infrastructure, Inc., Class A	16,755	157

TETRA Technologies, Inc.*	65,862	236

Tidewater, Inc.*	22,517	489

U.S. Silica Holdings, Inc.*	39,054	428

Valaris Ltd.*	32,119	1,572

Weatherford International PLC*	37,278	1,204

		18,539

Entertainment – 0.3%

Cinemark Holdings, Inc.*	57,435	696

IMAX Corp.*	24,709	349

Liberty Media Corp.-Liberty Braves, Class A*	5,307	149

Liberty Media Corp.-Liberty Braves, Class C*	19,808	545

Lions Gate Entertainment Corp., Class A*	30,590	227

Lions Gate Entertainment Corp., Class B*	60,703	422

Madison Square Garden Entertainment Corp.*	13,588	599

Marcus (The) Corp.	12,456	173

Playstudios, Inc.*	41,382	144

Reservoir Media, Inc.*	10,874	53

Skillz, Inc.*	166,602	170

		3,527

Equity Real Estate Investment Trusts – 5.6%

Acadia Realty Trust	49,019	619

Agree Realty Corp.	41,585	2,810

Alexander & Baldwin, Inc.	38,234	634

Alexander’s, Inc.	1,121	234

American Assets Trust, Inc.	25,992	669

Apartment Investment and Management Co., Class A	79,051	577

Apple Hospitality REIT, Inc.	113,276	1,593

Armada Hoffler Properties, Inc.	35,458	368

Ashford Hospitality Trust, Inc.*	17,987	122

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	179	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.6% continued

Equity Real Estate Investment Trusts – 5.6% continued

Bluerock Residential Growth REIT, Inc.	15,150	$405

Braemar Hotels & Resorts, Inc.	35,818	154

Brandywine Realty Trust	89,381	603

Broadstone Net Lease, Inc.	87,831	1,364

BRT Apartments Corp.	6,306	128

CareTrust REIT, Inc.	50,816	920

CBL & Associates Properties, Inc.	14,070	360

Centerspace	8,074	544

Chatham Lodging Trust*	25,156	248

City Office REIT, Inc.	21,402	213

Clipper Realty, Inc.	6,292	44

Community Healthcare Trust, Inc.	12,528	410

Corporate Office Properties Trust	59,311	1,378

CTO Realty Growth, Inc.	9,300	174

DiamondRock Hospitality Co.	110,523	830

Diversified Healthcare Trust	124,336	123

Easterly Government Properties, Inc.	47,965	756

Empire State Realty Trust, Inc., Class A	70,880	465

Equity Commonwealth	56,180	1,369

Essential Properties Realty Trust, Inc.	74,121	1,442

Farmland Partners, Inc.	25,647	325

Four Corners Property Trust, Inc.	42,857	1,037

Franklin Street Properties Corp.	51,607	136

Getty Realty Corp.	22,217	597

Gladstone Commercial Corp.	20,707	321

Gladstone Land Corp.	16,923	306

Global Medical REIT, Inc.	32,274	275

Global Net Lease, Inc.	54,825	584

Hersha Hospitality Trust, Class A	16,421	131

Independence Realty Trust, Inc.	116,730	1,953

Indus Realty Trust, Inc.	2,793	146

Industrial Logistics Properties Trust	34,049	187

Innovative Industrial Properties, Inc.	14,618	1,294

InvenTrust Properties Corp.	35,724	762

iStar, Inc.	36,076	334

Kite Realty Group Trust	114,730	1,976

LTC Properties, Inc.	21,087	790

LXP Industrial Trust	145,420	1,332

Macerich (The) Co.	113,562	902

National Health Investors, Inc.	22,668	1,281

Necessity Retail REIT (The), Inc.	70,588	415

NETSTREIT Corp.	32,176	573

NexPoint Residential Trust, Inc.	11,930	551

Office Properties Income Trust	25,178	354

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.6% continued

Equity Real Estate Investment Trusts – 5.6% continued

One Liberty Properties, Inc.	8,544	$180

Orion Office REIT, Inc.	29,935	262

Outfront Media, Inc.	77,082	1,171

Paramount Group, Inc.	101,334	631

Pebblebrook Hotel Trust	68,366	992

Phillips Edison & Co., Inc.	61,768	1,733

Physicians Realty Trust	118,464	1,782

Piedmont Office Realty Trust, Inc., Class A	64,696	683

Plymouth Industrial REIT, Inc.	19,912	335

Postal Realty Trust, Inc., Class A	9,238	136

PotlatchDeltic Corp.	41,898	1,719

Retail Opportunity Investments Corp.	63,620	875

RLJ Lodging Trust	84,405	854

RPT Realty	44,653	338

Ryman Hospitality Properties, Inc.	28,369	2,088

Sabra Health Care REIT, Inc.	121,522	1,594

Safehold, Inc.	11,405	302

Saul Centers, Inc.	6,190	232

Service Properties Trust	86,352	448

SITE Centers Corp.	102,523	1,098

STAG Industrial, Inc.	95,018	2,701

Summit Hotel Properties, Inc.	55,347	372

Sunstone Hotel Investors, Inc.	111,879	1,054

Tanger Factory Outlet Centers, Inc.	53,343	730

Terreno Realty Corp.	39,143	2,074

UMH Properties, Inc.	26,021	420

Uniti Group, Inc.	124,888	868

Universal Health Realty Income Trust	6,725	291

Urban Edge Properties	60,290	804

Urstadt Biddle Properties, Inc., Class A	15,584	242

Veris Residential, Inc.*	45,328	515

Washington Real Estate Investment Trust	45,997	808

Whitestone REIT	24,513	207

Xenia Hotels & Resorts, Inc.	60,230	831

		65,488

Food & Staples Retailing – 0.6%

Andersons (The), Inc.	16,839	523

Chefs’ Warehouse (The), Inc.*	17,964	520

HF Foods Group, Inc.*	18,132	70

Ingles Markets, Inc., Class A	7,506	595

Natural Grocers by Vitamin Cottage, Inc.	4,944	53

PriceSmart, Inc.	12,983	748

See Notes to the Financial Statements.

EQUITY FUNDS	180	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.6% continued

Food & Staples Retailing – 0.6% continued

Rite Aid Corp.*	28,590	$142

SpartanNash Co.	18,863	547

Sprouts Farmers Market, Inc.*	56,718	1,574

United Natural Foods, Inc.*	30,590	1,051

Village Super Market, Inc., Class A	4,486	87

Weis Markets, Inc.	8,676	618

		6,528

Food Products – 1.2%

Alico, Inc.	3,275	93

AppHarvest, Inc.*	39,668	78

B&G Foods, Inc.	37,344	616

Benson Hill, Inc.*	89,761	246

Beyond Meat, Inc.*	32,284	457

BRC, Inc., Class A*	13,661	106

Calavo Growers, Inc.	9,054	287

Cal-Maine Foods, Inc.	19,997	1,112

Fresh Del Monte Produce, Inc.	16,026	372

Hain Celestial Group (The), Inc.*	39,600	668

Hostess Brands, Inc.*	71,759	1,668

J&J Snack Foods Corp.	8,001	1,036

John B. Sanfilippo & Son, Inc.	4,687	355

Lancaster Colony Corp.	10,252	1,541

Landec Corp.*	13,674	122

Local Bounti Corp.*	23,035	65

Mission Produce, Inc.*	21,033	304

Seneca Foods Corp., Class A*	2,873	145

Simply Good Foods (The) Co.*	47,405	1,517

Sovos Brands, Inc.*	20,267	289

SunOpta, Inc.*	51,572	469

Tattooed Chef, Inc.*	25,987	129

Tootsie Roll Industries, Inc.	8,263	275

TreeHouse Foods, Inc.*	26,825	1,138

Utz Brands, Inc.	34,571	522

Vital Farms,Inc.*	15,639	187

Whole Earth Brands, Inc.*	21,644	83

		13,880

Gas Utilities – 1.2%

Brookfield Infrastructure Corp., Class A	51,626	2,101

Chesapeake Utilities Corp.	9,163	1,057

New Jersey Resources Corp.	50,753	1,964

Northwest Natural Holding Co.	18,294	794

ONE Gas, Inc.	28,348	1,996

South Jersey Industries, Inc.	64,749	2,164

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.6% continued

Gas Utilities – 1.2% continued

Southwest Gas Holdings, Inc.	35,317	$2,463

Spire, Inc.	26,883	1,676

		14,215

Health Care Equipment & Supplies – 4.1%

Alphatec Holdings, Inc.*	38,327	335

AngioDynamics, Inc.*	19,547	400

Artivion, Inc.*	20,459	283

AtriCure, Inc.*	24,019	939

Atrion Corp.	722	408

Avanos Medical, Inc.*	24,337	530

Axogen, Inc.*	21,375	255

Axonics, Inc.*	25,840	1,820

BioLife Solutions, Inc.*	17,708	403

Bioventus, Inc., Class A*	16,494	115

Butterfly Network, Inc.*	69,806	328

Cardiovascular Systems, Inc.*	20,839	289

Cerus Corp.*	90,713	327

CONMED Corp.	15,350	1,231

Cue Health, Inc.*	57,364	173

Cutera, Inc.*	8,767	400

Embecta Corp.	30,704	884

Figs, Inc., Class A*	67,255	555

Glaukos Corp.*	24,080	1,282

Haemonetics Corp.*	26,772	1,982

Heska Corp.*	5,072	370

Inari Medical, Inc.*	25,401	1,845

Inogen, Inc.*	12,064	293

Inspire Medical Systems, Inc.*	14,878	2,639

Integer Holdings Corp.*	17,373	1,081

iRadimed Corp.	3,792	114

iRhythm Technologies, Inc.*	15,730	1,971

Lantheus Holdings, Inc.*	36,014	2,533

LeMaitre Vascular, Inc.	10,239	519

LivaNova PLC*	28,261	1,435

Meridian Bioscience, Inc.*	22,678	715

Merit Medical Systems, Inc.*	29,427	1,663

Mesa Laboratories, Inc.	2,646	373

Nano-X Imaging Ltd.*	24,201	278

Neogen Corp.*	57,095	798

Nevro Corp.*	18,397	857

NuVasive, Inc.*	27,558	1,207

Omnicell, Inc.*	23,123	2,012

OraSure Technologies, Inc.*	37,506	142

Orthofix Medical, Inc.*	10,262	196

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	181	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.6% continued

Health Care Equipment & Supplies – 4.1% continued

OrthoPediatrics Corp.*	7,886	$364

Outset Medical, Inc.*	25,324	403

Owlet, Inc.*	8,733	9

Paragon 28, Inc.*	24,357	434

PROCEPT BioRobotics Corp.*	13,514	560

Pulmonx Corp.*	17,953	299

RxSight, Inc.*	10,803	130

SeaSpine Holdings Corp.*	18,855	107

Senseonics Holdings, Inc.*	240,525	317

Shockwave Medical, Inc.*	18,761	5,217

SI-BONE, Inc.*	17,964	314

Sight Sciences, Inc.*	11,458	73

Silk Road Medical, Inc.*	18,235	821

STAAR Surgical Co.*	25,250	1,781

Surmodics, Inc.*	7,222	219

Tactile Systems Technology, Inc.*	10,069	78

Tenon Medical, Inc.*	2,345	3

TransMedics Group, Inc.*	16,097	672

Treace Medical Concepts, Inc.*	17,516	387

UFP Technologies, Inc.*	3,613	310

Utah Medical Products, Inc.	1,800	153

Varex Imaging Corp.*	20,293	429

Vicarious Surgical, Inc.*	29,025	97

ViewRay, Inc.*	77,656	283

Zimvie, Inc.*	10,876	107

Zynex, Inc.	11,508	104

		47,651

Health Care Providers & Services – 3.2%

1Life Healthcare, Inc.*	95,012	1,629

23andMe Holding Co., Class A*	136,427	390

Accolade, Inc.*	34,382	393

AdaptHealth Corp.*	37,982	713

Addus HomeCare Corp.*	8,156	777

Agiliti, Inc.*	14,763	211

AirSculpt Technologies, Inc.	6,570	42

Alignment Healthcare, Inc.*	44,358	525

AMN Healthcare Services, Inc.*	22,812	2,417

Apollo Medical Holdings, Inc.*	20,478	799

ATI Physical Therapy, Inc.*	39,802	40

Aveanna Healthcare Holdings, Inc.*	23,690	36

Brookdale Senior Living, Inc.*	97,743	417

Cano Health, Inc.*	85,469	741

CareMax, Inc.*	31,435	223

Castle Biosciences, Inc.*	12,971	338

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.6% continued

Health Care Providers & Services – 3.2% continued

Clover Health Investments Corp.*	204,047	$347

Community Health Systems, Inc.*	66,263	143

CorVel Corp.*	4,660	645

Covetrus, Inc.*	55,701	1,163

Cross Country Healthcare, Inc.*	19,327	548

DocGo, Inc.*	42,547	422

Ensign Group (The), Inc.	28,397	2,258

Fulgent Genetics, Inc.*	11,326	432

Hanger, Inc.*	19,875	372

HealthEquity, Inc.*	43,751	2,939

Hims & Hers Health, Inc.*	64,144	358

Innovage Holding Corp.*	9,916	58

Invitae Corp.*	124,791	307

Joint (The) Corp.*	7,333	115

LHC Group, Inc.*	15,721	2,573

LifeStance Health Group, Inc.*	37,913	251

ModivCare, Inc.*	6,676	665

National HealthCare Corp.	6,644	421

National Research Corp.	7,380	294

Oncology Institute (The), Inc.*	18,584	86

OPKO Health, Inc.*	212,414	401

Option Care Health, Inc.*	82,388	2,593

Owens & Minor, Inc.	38,829	936

P3 Health Partners, Inc.*	13,012	60

Patterson Cos., Inc.	45,874	1,102

Pediatrix Medical Group, Inc.*	43,686	721

Pennant Group (The), Inc.*	13,520	141

PetIQ, Inc.*	14,303	99

Privia Health Group, Inc.*	23,535	802

Progyny, Inc.*	39,384	1,460

R1 RCM, Inc.*	79,230	1,468

RadNet, Inc.*	26,359	536

Select Medical Holdings Corp.	54,906	1,213

Sema4 Holdings Corp.*	84,110	74

Surgery Partners, Inc.*	20,942	490

U.S. Physical Therapy, Inc.	6,759	514

		36,698

Health Care Technology – 0.6%

Allscripts Healthcare Solutions, Inc.*	57,483	876

American Well Corp., Class A*	120,694	433

Babylon Holdings Ltd., Class A*	57,933	27

Computer Programs and Systems, Inc.*	7,557	211

Convey Health Solutions Holdings, Inc.*	8,590	90

See Notes to the Financial Statements.

EQUITY FUNDS	182	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.6% continued

Health Care Technology – 0.6% continued

Evolent Health, Inc., Class A*	43,220	$1,553

Health Catalyst, Inc.*	28,906	280

HealthStream, Inc.*	12,676	270

Multiplan Corp.*	198,653	568

NextGen Healthcare, Inc.*	29,902	529

Nutex Health, Inc.*	20,621	31

OptimizeRx Corp.*	9,396	139

Pear Therapeutics, Inc.*	36,758	75

Phreesia, Inc.*	25,853	659

Schrodinger, Inc.*	28,446	711

Sharecare, Inc.*	155,789	296

Simulations Plus, Inc.	8,225	399

		7,147

Hotels, Restaurants & Leisure – 2.3%

Accel Entertainment, Inc.*	30,166	236

Bally’s Corp.*	19,096	377

Biglari Holdings, Inc., Class B*	390	45

BJ’s Restaurants, Inc.*	11,900	284

Bloomin’ Brands, Inc.	46,446	851

Bluegreen Vacations Holding Corp.	6,151	102

Bowlero Corp.*	21,378	263

Brinker International, Inc.*	22,887	572

Century Casinos, Inc.*	14,384	94

Cheesecake Factory (The), Inc.	25,900	758

Chuy’s Holdings, Inc.*	9,878	229

Cracker Barrel Old Country Store, Inc.	11,978	1,109

Dave & Buster’s Entertainment, Inc.*	22,644	703

Denny’s Corp.*	29,574	278

Dine Brands Global, Inc.	7,769	494

El Pollo Loco Holdings, Inc.*	10,416	93

Everi Holdings, Inc.*	45,385	736

F45 Training Holdings, Inc.*	19,270	60

First Watch Restaurant Group, Inc.*	5,281	76

Full House Resorts, Inc.*	17,325	97

Golden Entertainment, Inc.*	10,564	369

Hilton Grand Vacations, Inc.*	46,260	1,522

Inspirato, Inc.*	11,270	27

Inspired Entertainment, Inc.*	11,477	101

International Game Technology PLC	51,684	817

Jack in the Box, Inc.	11,170	827

Krispy Kreme, Inc.	37,928	437

Kura Sushi U.S.A., Inc., Class A*	2,422	178

Life Time Group Holdings, Inc.*	22,048	215

Light & Wonder, Inc.*	49,735	2,133

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.6% continued

Hotels, Restaurants & Leisure – 2.3% continued

Lindblad Expeditions Holdings, Inc.*	17,818	$120

Monarch Casino & Resort, Inc.*	6,990	392

NEOGAMES S.A.*	6,769	87

Noodles & Co.*	21,437	101

ONE Group Hospitality (The), Inc.*	11,709	78

Papa John’s International, Inc.	17,169	1,202

Portillo’s, Inc., Class A*	12,365	243

RCI Hospitality Holdings, Inc.	4,552	297

Red Rock Resorts, Inc., Class A	26,691	914

Rush Street Interactive, Inc.*	31,751	117

Ruth’s Hospitality Group, Inc.	16,865	284

SeaWorld Entertainment, Inc.*	22,140	1,008

Shake Shack, Inc., Class A*	19,737	888

Sonder Holdings, Inc.*	100,351	167

Sweetgreen, Inc., Class A*	46,236	855

Target Hospitality Corp.*	15,494	196

Texas Roadhouse, Inc.	35,343	3,084

Vacasa, Inc., Class A*	59,223	182

Wingstop, Inc.	15,785	1,980

Xponential Fitness, Inc., Class A*	9,203	168

		26,446

Household Durables – 1.5%

Aterian, Inc.*	35,258	44

Beazer Homes U.S.A., Inc.*	15,714	152

Cavco Industries, Inc.*	4,688	965

Century Communities, Inc.	15,078	645

Dream Finders Homes, Inc., Class A*	10,981	116

Ethan Allen Interiors, Inc.	11,867	251

GoPro, Inc., Class A*	67,861	335

Green Brick Partners, Inc.*	14,362	307

Helen of Troy Ltd.*	12,513	1,207

Hovnanian Enterprises, Inc., Class A*	2,738	98

Installed Building Products, Inc.	12,524	1,014

iRobot Corp.*	14,124	796

KB Home	41,431	1,074

Landsea Homes Corp.*	4,740	23

La-Z-Boy, Inc.	22,598	510

Legacy Housing Corp.*	4,665	80

LGI Homes, Inc.*	10,796	878

Lifetime Brands, Inc.	6,622	45

Lovesac (The) Co.*	7,285	148

M/I Homes, Inc.*	14,171	513

MDC Holdings, Inc.	30,091	825

Meritage Homes Corp.*	19,119	1,344

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	183	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.6% continued

Household Durables – 1.5% continued

Purple Innovation, Inc.*	29,227	$118

Skyline Champion Corp.*	28,079	1,485

Snap One Holdings Corp.*	9,562	97

Sonos, Inc.*	67,157	933

Taylor Morrison Home Corp.*	57,776	1,347

Traeger, Inc.*	16,653	47

Tri Pointe Homes, Inc.*	53,074	802

Tupperware Brands Corp.*	23,107	151

Universal Electronics, Inc.*	6,320	124

Vizio Holding Corp., Class A*	35,854	313

Vuzix Corp.*	31,078	180

Weber, Inc., Class A	14,398	95

		17,062

Household Products – 0.3%

Central Garden & Pet Co.*	5,226	188

Central Garden & Pet Co., Class A*	21,099	721

Energizer Holdings, Inc.	35,150	884

WD-40 Co.	7,190	1,263

		3,056

Independent Power & Renewable Electricity Producers – 0.5%

Altus Power, Inc.*	22,143	244

Clearway Energy, Inc., Class A	18,382	535

Clearway Energy, Inc., Class C	43,250	1,377

Montauk Renewables, Inc.*	33,991	593

Ormat Technologies, Inc.	23,912	2,061

Sunnova Energy International, Inc.*	52,265	1,154

		5,964

Industrial Conglomerates – 0.0%

Brookfield Business Corp., Class A	13,733	303

Insurance – 2.0%

Ambac Financial Group, Inc.*	23,235	296

American Equity Investment Life Holding Co.	38,181	1,424

AMERISAFE, Inc.	10,094	472

Argo Group International Holdings Ltd.	16,678	321

Bright Health Group, Inc.*	100,859	106

BRP Group, Inc., Class A*	31,448	829

CNO Financial Group, Inc.	59,740	1,073

Crawford & Co., Class A	7,920	45

Donegal Group, Inc., Class A	8,285	112

eHealth, Inc.*	12,975	51

Employers Holdings, Inc.	14,354	495

Enstar Group Ltd.*	5,915	1,003

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.6% continued

Insurance – 2.0% continued

Genworth Financial, Inc., Class A*	264,941	$927

Goosehead Insurance, Inc., Class A*	10,003	356

Greenlight Capital Re Ltd., Class A*	13,901	103

HCI Group, Inc.	3,374	132

Hippo Holdings, Inc.*	8,414	156

Horace Mann Educators Corp.	21,623	763

Investors Title Co.	687	97

James River Group Holdings Ltd.	19,319	441

Kinsale Capital Group, Inc.	11,409	2,914

Lemonade, Inc.*	24,519	519

MBIA, Inc.*	25,191	232

Mercury General Corp.	14,096	401

National Western Life Group, Inc., Class A	1,189	203

NI Holdings, Inc.*	4,425	59

Oscar Health, Inc., Class A*	62,453	312

Palomar Holdings, Inc.*	12,792	1,071

ProAssurance Corp.	28,368	553

RLI Corp.	20,585	2,107

Root, Inc., Class A*	4,131	33

Safety Insurance Group, Inc.	7,513	613

Selective Insurance Group, Inc.	31,459	2,561

Selectquote, Inc.*	71,189	52

SiriusPoint Ltd.*	48,274	239

Stewart Information Services Corp.	14,162	618

Tiptree, Inc.	13,162	142

Trean Insurance Group, Inc.*	12,036	41

Trupanion, Inc.*	20,526	1,220

United Fire Group, Inc.	11,242	323

Universal Insurance Holdings, Inc.	13,675	135

		23,550

Interactive Media & Services – 0.7%

Arena Group Holdings (The), Inc.*	6,037	79

Bumble, Inc., Class A*	45,401	976

Cargurus, Inc.*	53,695	761

Cars.com, Inc.*	35,399	407

DHI Group, Inc.*	22,422	121

Eventbrite, Inc., Class A*	40,781	248

EverQuote, Inc., Class A*	10,270	70

fuboTV, Inc.*	94,096	334

Leafly Holdings, Inc.*	17,034	11

MediaAlpha, Inc., Class A*	12,654	111

Outbrain, Inc.*	20,046	73

QuinStreet, Inc.*	27,224	286

See Notes to the Financial Statements.

EQUITY FUNDS	184	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.6% continued

Interactive Media & Services – 0.7% continued

Shutterstock, Inc.	12,791	$642

TrueCar, Inc.*	46,628	70

Vimeo, Inc.*	75,674	303

Vinco Ventures, Inc.*	121,064	113

Wejo Group Ltd.*	12,164	13

Yelp, Inc.*	36,249	1,229

Ziff Davis, Inc.*	24,054	1,647

ZipRecruiter, Inc., Class A*	42,165	696

		8,190

Internet & Direct Marketing Retail – 0.4%

1-800-Flowers.com, Inc., Class A*	14,230	92

1stdibs.com, Inc.*	12,431	78

aka Brands Holding Corp.*	5,181	7

BARK, Inc.*	63,494	116

Boxed, Inc.*	31,587	29

CarParts.com, Inc.*	26,550	137

ContextLogic, Inc., Class A*	305,987	225

Duluth Holdings, Inc., Class B*	6,969	49

Groupon, Inc.*	11,478	91

Lands’ End, Inc.*	7,945	61

Liquidity Services, Inc.*	12,783	208

Lulu’s Fashion Lounge Holdings, Inc.*	8,980	42

Overstock.com, Inc.*	22,457	547

PetMed Express, Inc.	10,573	206

Porch Group, Inc.*	42,006	95

Poshmark, Inc., Class A*	24,305	381

Quotient Technology, Inc.*	47,566	110

Qurate Retail, Inc., Class A	184,408	371

RealReal (The), Inc.*	44,828	67

Rent the Runway, Inc., Class A*	24,880	55

Revolve Group, Inc.*	21,519	467

RumbleON, Inc., Class B*	5,429	92

Stitch Fix, Inc., Class A*	42,559	168

ThredUp, Inc., Class A*	31,249	57

Vivid Seats, Inc., Class A	13,652	105

Xometry, Inc., Class A*	17,810	1,011

		4,867

IT Services – 2.1%

AvidXchange Holdings, Inc.*	77,085	649

BigCommerce Holdings, Inc., Class 1*	33,863	501

Brightcove, Inc.*	21,714	137

Cantaloupe, Inc.*	30,773	107

Cass Information Systems, Inc.	7,118	247

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.6% continued

IT Services – 2.1% continued

Cerberus Cyber Sentinel Corp.*	24,308	$72

Conduent, Inc.*	89,122	298

Core Scientific, Inc.*	142,064	185

CSG Systems International, Inc.	16,658	881

Cyxtera Technologies, Inc.*	19,208	78

DigitalOcean Holdings, Inc.*	36,717	1,328

Edgio, Inc.*	71,958	200

EVERTEC, Inc.	33,005	1,035

Evo Payments, Inc., Class A*	24,889	829

ExlService Holdings, Inc.*	17,068	2,515

Fastly, Inc., Class A*	58,653	537

Flywire Corp.*	29,507	677

Grid Dynamics Holdings, Inc.*	25,541	478

Hackett Group (The), Inc.	14,134	250

I3 Verticals, Inc., Class A*	11,543	231

IBEX Holdings Ltd.*	3,051	57

Information Services Group, Inc.	18,249	87

International Money Express, Inc.*	16,921	386

Marqeta, Inc., Class A*	228,570	1,627

Maximus, Inc.	31,888	1,845

MoneyGram International, Inc.*	49,530	515

Paya Holdings, Inc.*	45,906	281

Payoneer Global, Inc.*	114,010	690

Paysafe Ltd.*	178,888	247

Perficient, Inc.*	17,983	1,169

PFSweb, Inc.*	8,793	82

Priority Technology Holdings, Inc.*	9,532	43

Rackspace Technology, Inc.*	30,119	123

Remitly Global, Inc.*	52,083	579

Repay Holdings Corp.*	46,020	325

Sabre Corp.*	172,006	886

SolarWinds Corp.*	25,588	198

Squarespace, Inc., Class A*	16,564	354

StoneCo Ltd., Class A*	146,157	1,393

TTEC Holdings, Inc.	9,907	439

Tucows, Inc., Class A*	5,249	196

Unisys Corp.*	34,746	262

Verra Mobility Corp.*	75,569	1,162

		24,181

Leisure Products – 0.4%

Acushnet Holdings Corp.	17,804	774

AMMO, Inc.*	45,681	134

Clarus Corp.	15,113	204

Johnson Outdoors, Inc., Class A	2,831	145

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	185	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.6% continued

Leisure Products – 0.4% continued

Latham Group, Inc.*	22,445	$81

Malibu Boats, Inc., Class A*	10,698	513

Marine Products Corp.	4,517	38

MasterCraft Boat Holdings, Inc.*	9,363	176

Smith & Wesson Brands, Inc.	23,819	247

Solo Brands, Inc., Class A*	11,713	45

Sturm Ruger & Co., Inc.	9,059	460

Topgolf Callaway Brands Corp.*	73,656	1,419

Vista Outdoor, Inc.*	29,395	715

		4,951

Life Sciences Tools & Services – 0.8%

AbCellera Biologics, Inc.*	109,104	1,079

Absci Corp.*	27,996	88

Adaptive Biotechnologies Corp.*	58,889	419

Akoya Biosciences, Inc.*	8,388	99

Alpha Teknova, Inc.*	3,037	10

Berkeley Lights, Inc.*	29,723	85

Bionano Genomics, Inc.*	153,244	280

Codexis, Inc.*	32,417	196

CryoPort, Inc.*	23,002	560

Cytek Biosciences, Inc.*	60,204	886

Inotiv, Inc.*	9,229	156

MaxCyte, Inc.*	45,627	297

Medpace Holdings, Inc.*	13,363	2,100

NanoString Technologies, Inc.*	24,551	314

Nautilus Biotechnology, Inc.*	25,309	54

NeoGenomics, Inc.*	66,434	572

Pacific Biosciences of California, Inc.*	119,205	692

Quanterix Corp.*	18,012	198

Quantum-Si, Inc.*	47,984	132

Science 37 Holdings, Inc.*	33,134	53

Seer, Inc.*	27,028	209

Singular Genomics Systems, Inc.*	29,631	74

SomaLogic, Inc.*	79,173	230

		8,783

Machinery – 3.6%

3D Systems Corp.*	66,621	532

Alamo Group, Inc.	5,304	649

Albany International Corp., Class A	16,444	1,296

Altra Industrial Motion Corp.	34,217	1,150

Astec Industries, Inc.	11,994	374

Barnes Group, Inc.	25,817	746

Berkshire Grey, Inc.*	25,966	44

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.6% continued

Machinery – 3.6% continued

Blue Bird Corp.*	9,205	$77

Chart Industries, Inc.*	19,359	3,569

CIRCOR International, Inc.*	9,659	159

Columbus McKinnon Corp.	14,805	387

Desktop Metal, Inc., Class A*	138,919	360

Douglas Dynamics, Inc.	11,804	331

Energy Recovery, Inc.*	29,045	631

Enerpac Tool Group Corp.	30,729	548

EnPro Industries, Inc.	10,952	931

ESCO Technologies, Inc.	13,593	998

Evoqua Water Technologies Corp.*	61,947	2,049

Fathom Digital Manufacturing C*	5,372	11

Federal Signal Corp.	31,441	1,173

Franklin Electric Co., Inc.	24,274	1,983

Gorman-Rupp (The) Co.	11,935	284

Greenbrier (The) Cos., Inc.	16,731	406

Helios Technologies, Inc.	17,147	868

Hillenbrand, Inc.	36,470	1,339

Hillman Solutions Corp.*	71,027	536

Hydrofarm Holdings Group, Inc.*	23,237	45

Hyliion Holdings Corp.*	70,326	202

Hyster-Yale Materials Handling, Inc.	5,666	122

Hyzon Motors, Inc.*	46,728	79

John Bean Technologies Corp.	16,652	1,432

Kadant, Inc.	6,107	1,019

Kennametal, Inc.	42,817	881

Lightning eMotors, Inc.*	20,831	32

Lindsay Corp.	5,807	832

Luxfer Holdings PLC	14,212	206

Manitowoc (The) Co., Inc.*	18,143	141

Markforged Holding Corp.*	57,824	114

Microvast Holdings, Inc.*	87,687	159

Miller Industries, Inc.	5,783	123

Mueller Industries, Inc.	29,500	1,753

Mueller Water Products, Inc., Class A	82,042	843

Nikola Corp.*	158,579	558

Omega Flex, Inc.	1,706	158

Proterra, Inc.*	116,693	581

Proto Labs, Inc.*	14,513	529

RBC Bearings, Inc.*	15,034	3,124

REV Group, Inc.	17,667	195

Sarcos Technology and Robotics Corp.*	58,066	129

Shyft Group (The), Inc.	18,244	373

See Notes to the Financial Statements.

EQUITY FUNDS	186	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.6% continued

Machinery – 3.6% continued

SPX Technologies, Inc.*	23,092	$1,275

Standex International Corp.	6,273	512

Tennant Co.	9,741	551

Terex Corp.	35,096	1,044

Titan International, Inc.*	27,052	328

Trinity Industries, Inc.	43,233	923

Velo3D, Inc.*	29,555	116

Wabash National Corp.	25,538	397

Watts Water Technologies, Inc., Class A	14,408	1,812

Xos, Inc.*	29,109	35

		42,054

Marine – 0.2%

Costamare, Inc.	27,714	248

Eagle Bulk Shipping, Inc.	7,043	304

Eneti, Inc.	12,520	84

Genco Shipping & Trading Ltd.	19,226	241

Golden Ocean Group Ltd.	64,543	482

Matson, Inc.	20,293	1,248

Safe Bulkers, Inc.	38,217	94

		2,701

Media – 0.9%

AdTheorent Holding Co., Inc.*	19,761	43

Advantage Solutions, Inc.*	43,013	92

AMC Networks, Inc., Class A*	15,883	322

Audacy, Inc.*	65,195	25

Boston Omaha Corp., Class A*	11,582	267

Cardlytics, Inc.*	16,720	157

Clear Channel Outdoor Holdings, Inc.*	194,992	267

Cumulus Media, Inc., Class A*	9,525	67

Daily Journal Corp.*	632	162

Entravision Communications Corp., Class A	31,020	123

EW Scripps (The) Co., Class A*	30,899	348

Gambling.com Group Ltd.*	4,625	35

Gannett Co., Inc.*	76,367	117

Gray Television, Inc.	43,179	618

iHeartMedia, Inc., Class A*	63,637	466

Innovid Corp.*	40,741	110

Integral Ad Science Holding Corp.*	20,275	147

John Wiley & Sons, Inc., Class A	22,602	849

Loyalty Ventures, Inc.*	10,677	13

Magnite, Inc.*	69,121	454

PubMatic, Inc., Class A*	22,559	375

Scholastic Corp.	15,712	483

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.6% continued

Media – 0.9% continued

Sinclair Broadcast Group, Inc., Class A	21,054	$381

Stagwell, Inc.*	41,292	287

TechTarget, Inc.*	14,442	855

TEGNA, Inc.	117,453	2,429

Thryv Holdings, Inc.*	13,338	305

Urban One, Inc.*	4,404	23

Urban One, Inc. (NASDAQ Exchange)*	5,821	25

WideOpenWest, Inc.*	28,167	346

		10,191

Metals & Mining – 1.4%

5E Advanced Materials, Inc.*	17,458	177

Alpha Metallurgical Resources, Inc.	8,733	1,195

Arconic Corp.*	54,050	921

ATI, Inc.*	65,439	1,741

Carpenter Technology Corp.	25,212	785

Century Aluminum Co.*	27,540	145

Coeur Mining, Inc.*	146,363	501

Commercial Metals Co.	63,796	2,264

Compass Minerals International, Inc.	18,058	696

Constellium S.E.*	66,697	676

Dakota Gold Corp.*	27,038	82

Haynes International, Inc.	6,474	227

Hecla Mining Co.	291,178	1,147

Hycroft Mining Holding Corp.*	80,359	49

Ivanhoe Electric, Inc.*	7,768	64

Kaiser Aluminum Corp.	8,327	511

Materion Corp.	10,742	859

Novagold Resources, Inc.*	125,805	590

Olympic Steel, Inc.	5,081	116

Piedmont Lithium, Inc.*	9,168	490

PolyMet Mining Corp.*	15,446	45

Ramaco Resources, Inc.	11,936	110

Ryerson Holding Corp.	10,282	265

Schnitzer Steel Industries, Inc., Class A	13,616	388

SunCoke Energy, Inc.	43,704	254

TimkenSteel Corp.*	24,359	365

Warrior Met Coal, Inc.	27,088	770

Worthington Industries, Inc.	16,534	631

		16,064

Mortgage Real Estate Investment Trusts – 1.2%

AFC Gamma, Inc.	8,257	126

Angel Oak Mortgage, Inc.	6,347	76

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	187	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.6% continued

Mortgage Real Estate Investment Trusts – 1.2% continued

Apollo Commercial Real Estate Finance, Inc.	74,020	$614

Arbor Realty Trust, Inc.	87,097	1,002

Ares Commercial Real Estate Corp.	27,140	284

ARMOUR Residential REIT, Inc.	60,312	294

Blackstone Mortgage Trust, Inc., Class A	89,677	2,093

BrightSpire Capital, Inc.	49,219	311

Broadmark Realty Capital, Inc.	68,397	349

Chicago Atlantic Real Estate Finance, Inc.	2,781	40

Chimera Investment Corp.	122,358	639

Claros Mortgage Trust, Inc.	48,387	568

Dynex Capital, Inc.	23,149	270

Ellington Financial, Inc.	30,037	342

Franklin BSP Realty Trust, Inc.	44,251	477

Granite Point Mortgage Trust, Inc.	27,215	175

Hannon Armstrong Sustainable Infrastructure Capital, Inc.	44,869	1,343

Invesco Mortgage Capital, Inc.	17,411	193

KKR Real Estate Finance Trust, Inc.	30,154	490

Ladder Capital Corp.	59,972	537

MFA Financial, Inc.	53,966	420

New York Mortgage Trust, Inc.	200,754	470

Nexpoint Real Estate Finance, Inc.	4,172	62

Orchid Island Capital, Inc.	18,852	155

PennyMac Mortgage Investment Trust	47,649	561

Ready Capital Corp.	38,927	395

Redwood Trust, Inc.	61,303	352

TPG RE Finance Trust, Inc.	36,458	255

Two Harbors Investment Corp.	181,769	603

		13,496

Multiline Retail – 0.1%

Big Lots, Inc.	14,914	233

Dillard’s, Inc., Class A	2,162	590

Franchise Group, Inc.	14,488	352

		1,175

Multi-Utilities – 0.5%

Avista Corp.	38,139	1,413

Black Hills Corp.	34,268	2,321

NorthWestern Corp.	29,729	1,465

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.6% continued

Multi-Utilities – 0.5% continued

PNM Resources, Inc. - (Fractional Shares)(2)	50,000	$—

Unitil Corp.	8,394	390

		5,589

Oil, Gas & Consumable Fuels – 4.5%

Aemetis, Inc.*	15,399	94

Alto Ingredients, Inc.*	38,231	139

Amplify Energy Corp.*	18,747	123

Arch Resources, Inc.	8,018	951

Archaea Energy, Inc.*	31,426	566

Ardmore Shipping Corp.*	18,365	168

Battalion Oil Corp.*	1,338	16

Berry Corp.	41,043	308

Brigham Minerals, Inc., Class A	27,628	682

California Resources Corp.	40,054	1,539

Callon Petroleum Co.*	25,901	907

Centrus Energy Corp., Class A*	5,629	231

Chord Energy Corp.	21,898	2,995

Civitas Resources, Inc.	38,873	2,231

Clean Energy Fuels Corp.*	89,182	476

CNX Resources Corp.*	98,722	1,533

Comstock Resources, Inc.*	48,358	836

CONSOL Energy, Inc.	18,103	1,164

Crescent Energy Co., Class A	17,197	232

CVR Energy, Inc.	15,541	450

Delek U.S. Holdings, Inc.	37,164	1,009

Denbury, Inc.*	26,420	2,279

DHT Holdings, Inc.	72,304	547

Dorian LPG Ltd.	16,216	220

Earthstone Energy, Inc., Class A*	23,709	292

Empire Petroleum Corp.*	5,418	71

Energy Fuels, Inc.*	82,266	503

Equitrans Midstream Corp.	216,749	1,621

Excelerate Energy, Inc., Class A	9,818	230

FLEX LNG Ltd.	15,010	475

Frontline Ltd.	65,796	719

Gevo, Inc.*	103,218	235

Golar LNG Ltd.*	53,221	1,326

Green Plains, Inc.*	27,794	808

Gulfport Energy Corp.*	5,912	522

HighPeak Energy, Inc.	3,597	78

International Seaways, Inc.	25,997	913

Kinetik Holdings, Inc.	9,340	304

Kosmos Energy Ltd.*	238,072	1,231

See Notes to the Financial Statements.

EQUITY FUNDS	188	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.6% continued

Oil, Gas & Consumable Fuels – 4.5% continued

Laredo Petroleum, Inc.*	8,871	$558

Magnolia Oil & Gas Corp., Class A	87,962	1,743

Matador Resources Co.	59,329	2,902

Murphy Oil Corp.	77,688	2,732

NACCO Industries, Inc., Class A	2,158	102

NextDecade Corp.*	17,178	103

Nordic American Tankers Ltd.	104,836	280

Northern Oil and Gas, Inc.	35,303	968

Par Pacific Holdings, Inc.*	25,691	422

PBF Energy, Inc., Class A*	51,046	1,795

Peabody Energy Corp.*	62,084	1,541

Permian Resources Corp.*	108,444	737

Ranger Oil Corp., Class A	10,521	331

REX American Resources Corp.*	8,334	233

Riley Exploration Permian, Inc.	5,420	103

Ring Energy, Inc.*	45,367	105

SandRidge Energy, Inc.*	16,808	274

Scorpio Tankers, Inc.	25,722	1,081

SFL Corp. Ltd.	60,631	552

SilverBow Resources, Inc.*	6,195	167

Sitio Royalties Corp.	6,094	135

SM Energy Co.	63,843	2,401

Talos Energy, Inc.*	34,907	581

Teekay Corp.*	36,694	132

Teekay Tankers Ltd., Class A*	12,088	333

Tellurian, Inc.*	268,507	642

Uranium Energy Corp.*	168,820	591

Ur-Energy, Inc.*	110,041	120

VAALCO Energy, Inc.	30,527	133

Vertex Energy, Inc.*	28,328	176

W&T Offshore, Inc.*	49,921	293

World Fuel Services Corp.	32,257	756

		52,046

Paper & Forest Products – 0.1%

Clearwater Paper Corp.*	8,805	331

Glatfelter Corp.	23,421	73

Resolute Forest Products, Inc.*	24,272	485

Sylvamo Corp.	18,695	634

		1,523

Personal Products – 0.7%

Beauty Health (The) Co.*	52,440	618

BellRing Brands, Inc.*	69,430	1,431

Edgewell Personal Care Co.	27,115	1,014

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.6% continued

Personal Products – 0.7% continued

elf Beauty, Inc.*	25,518	$960

Herbalife Nutrition Ltd.*	51,656	1,028

Honest (The) Co., Inc.*	33,943	119

Inter Parfums, Inc.	9,465	714

Medifast, Inc.	5,720	620

Nature’s Sunshine Products, Inc.*	6,926	57

Nu Skin Enterprises, Inc., Class A	26,275	877

Thorne HealthTech, Inc.*	7,257	34

USANA Health Sciences, Inc.*	5,897	331

Veru, Inc.*	34,315	395

		8,198

Pharmaceuticals – 1.7%

Aclaris Therapeutics, Inc.*	34,117	537

Aerie Pharmaceuticals, Inc.*	25,132	380

Amneal Pharmaceuticals, Inc.*	54,818	111

Amphastar Pharmaceuticals, Inc.*	20,192	567

Amylyx Pharmaceuticals, Inc.*	18,613	524

AN2 Therapeutics, Inc.*	2,446	42

ANI Pharmaceuticals, Inc.*	6,605	212

Arvinas, Inc.*	25,629	1,140

Atea Pharmaceuticals, Inc.*	40,010	228

Athira Pharma, Inc.*	17,820	53

Axsome Therapeutics, Inc.*	15,689	700

Cara Therapeutics, Inc.*	23,474	220

Cassava Sciences, Inc.*	20,055	839

CinCor Pharma, Inc.*	10,603	348

Collegium Pharmaceutical, Inc.*	17,965	288

Corcept Therapeutics, Inc.*	44,970	1,153

DICE Therapeutics, Inc.*	14,892	302

Edgewise Therapeutics, Inc.*	15,538	153

Esperion Therapeutics, Inc.*	35,261	236

Evolus, Inc.*	18,535	149

EyePoint Pharmaceuticals, Inc.*	13,584	107

Fulcrum Therapeutics, Inc.*	17,838	144

Harmony Biosciences Holdings, Inc.*	13,785	611

Innoviva, Inc.*	33,434	388

Intra-Cellular Therapies, Inc.*	48,238	2,245

Liquidia Corp.*	25,032	136

Nektar Therapeutics*	95,956	307

NGM Biopharmaceuticals, Inc.*	21,028	275

Nuvation Bio, Inc.*	60,810	136

Ocular Therapeutix, Inc.*	40,387	168

Pacira BioSciences, Inc.*	23,645	1,258

Phathom Pharmaceuticals, Inc.*	11,995	133

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	189	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.6% continued

Pharmaceuticals – 1.7% continued

Phibro Animal Health Corp., Class A	10,746	$143

Prestige Consumer Healthcare, Inc.*	26,215	1,306

Provention Bio, Inc.*	31,325	141

Reata Pharmaceuticals, Inc., Class A*	14,521	365

Relmada Therapeutics, Inc.*	14,390	533

Revance Therapeutics, Inc.*	37,840	1,022

SIGA Technologies, Inc.	24,900	256

Supernus Pharmaceuticals, Inc.*	25,854	875

Tarsus Pharmaceuticals, Inc.*	9,638	165

Theravance Biopharma, Inc.*	33,783	343

Theseus Pharmaceuticals, Inc.*	9,017	52

Tricida, Inc.*	17,524	184

Ventyx Biosciences, Inc.*	11,840	413

Xeris Biopharma Holdings, Inc.*	70,380	110

		19,998

Professional Services – 1.7%

Alight, Inc., Class A*	179,006	1,312

ASGN, Inc.*	25,837	2,335

Atlas Technical Consultants, Inc.*	10,003	67

Barrett Business Services, Inc.	3,687	288

CBIZ, Inc.*	25,559	1,093

CRA International, Inc.	3,644	323

Exponent, Inc.	26,778	2,348

First Advantage Corp.*	30,844	396

Forrester Research, Inc.*	5,927	213

Franklin Covey Co.*	6,433	292

Heidrick & Struggles International, Inc.	10,249	266

HireRight Holdings Corp.*	11,170	170

Huron Consulting Group, Inc.*	10,849	719

ICF International, Inc.	9,735	1,061

Insperity, Inc.	19,105	1,950

Kelly Services, Inc., Class A	17,694	241

Kforce, Inc.	10,760	631

Korn Ferry	28,619	1,344

Legalzoom.com, Inc.*	50,413	432

Planet Labs PBC*	82,093	446

Red Violet, Inc.*	5,042	87

Resources Connection, Inc.	16,973	307

Skillsoft Corp.*	43,218	79

Spire Global, Inc.*	66,562	72

Sterling Check Corp.*	12,513	221

TriNet Group, Inc.*	19,712	1,404

TrueBlue, Inc.*	16,890	322

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.6% continued

Professional Services – 1.7% continued

Upwork, Inc.*	63,092	$859

Willdan Group, Inc.*	6,154	91

		19,369

Real Estate Management & Development – 0.6%

American Realty Investors, Inc.*	794	13

Anywhere Real Estate, Inc.*	58,950	478

Compass, Inc., Class A*	144,298	335

Cushman & Wakefield PLC*	83,671	958

DigitalBridge Group, Inc.	85,466	1,069

Doma Holdings, Inc.*	72,892	32

Douglas Elliman, Inc.	39,702	163

eXp World Holdings, Inc.	36,799	412

Forestar Group, Inc.*	9,492	106

FRP Holdings, Inc.*	3,539	192

Kennedy-Wilson Holdings, Inc.	62,152	961

Marcus & Millichap, Inc.	13,495	442

Newmark Group, Inc., Class A	74,506	600

Offerpad Solutions, Inc.*	36,334	44

RE/MAX Holdings, Inc., Class A	9,575	181

Redfin Corp.*	56,149	328

RMR Group (The), Inc., Class A	8,014	190

Seritage Growth Properties, Class A*	20,946	189

St. Joe (The) Co.	18,187	583

Stratus Properties, Inc.	2,735	64

Tejon Ranch Co.*	10,872	157

Transcontinental Realty Investors, Inc.*	668	27

		7,524

Road & Rail – 0.6%

ArcBest Corp.	12,867	936

Bird Global, Inc., Class A*	91,275	32

Covenant Logistics Group, Inc.	5,368	154

Daseke, Inc.*	21,347	116

Heartland Express, Inc.	24,526	351

Marten Transport Ltd.	30,788	590

P.A.M. Transportation Services, Inc.*	3,447	107

Saia, Inc.*	13,989	2,658

TuSimple Holdings, Inc., Class A*	73,734	560

Universal Logistics Holdings, Inc.	3,819	121

Werner Enterprises, Inc.	33,352	1,254

		6,879

Semiconductors & Semiconductor Equipment – 2.3%

ACM Research, Inc., Class A*	25,338	316

Alpha & Omega Semiconductor Ltd.*	11,564	356

See Notes to the Financial Statements.

EQUITY FUNDS	190	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.6% continued

Semiconductors & Semiconductor Equipment – 2.3% continued

Ambarella, Inc.*	19,173	$1,077

Amkor Technology, Inc.	53,401	910

Atomera, Inc.*	10,979	111

Axcelis Technologies, Inc.*	17,196	1,041

AXT, Inc.*	21,302	143

CEVA, Inc.*	12,083	317

Cohu, Inc.*	25,269	651

Credo Technology Group Holding Ltd.*	50,887	560

CyberOptics Corp.*	3,778	203

Diodes, Inc.*	23,435	1,521

FormFactor, Inc.*	40,575	1,016

Ichor Holdings Ltd.*	14,824	359

Impinj, Inc.*	11,075	886

indie Semiconductor, Inc., Class A*	53,901	395

Kulicke & Soffa Industries, Inc.	30,043	1,158

MACOM Technology Solutions Holdings, Inc.*	26,610	1,378

MaxLinear, Inc.*	38,359	1,251

Meta Materials, Inc.(3) *	1	—

Onto Innovation, Inc.*	26,103	1,672

PDF Solutions, Inc.*	15,611	383

Photronics, Inc.*	31,642	463

Power Integrations, Inc.	29,862	1,921

Rambus, Inc.*	57,706	1,467

Rigetti Computing, Inc.*	17,060	32

Rockley Photonics Holdings Ltd.*	54,257	39

Semtech Corp.*	33,308	980

Silicon Laboratories, Inc.*	17,883	2,207

SiTime Corp.*	8,552	673

SkyWater Technology, Inc.*	5,760	44

SMART Global Holdings, Inc.*	25,809	410

Synaptics, Inc.*	20,889	2,068

Transphorm, Inc.*	12,225	61

Ultra Clean Holdings, Inc.*	23,792	613

Veeco Instruments, Inc.*	26,792	491

		27,173

Software – 4.8%

8x8, Inc.*	63,252	218

A10 Networks, Inc.	34,694	460

ACI Worldwide, Inc.*	60,286	1,260

Agilysys, Inc.*	10,415	576

Alarm.com Holdings, Inc.*	25,321	1,642

Alkami Technology, Inc.*	18,817	283

Altair Engineering, Inc., Class A*	27,384	1,211

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.6% continued

Software – 4.8% continued

American Software, Inc., Class A	19,000	$291

Amplitude, Inc., Class A*	29,534	457

Appfolio, Inc., Class A*	10,031	1,050

Appian Corp., Class A*	21,065	860

Applied Blockchain, Inc.*	4,245	7

Arteris, Inc.*	9,005	60

Asana, Inc., Class A*	38,832	863

Avaya Holdings Corp.*	45,703	73

AvePoint, Inc.*	67,565	271

Benefitfocus, Inc.*	13,398	85

Blackbaud, Inc.*	24,445	1,077

Blackline, Inc.*	29,083	1,742

Blend Labs, Inc., Class A*	97,832	216

Box, Inc., Class A*	73,717	1,798

BTRS Holdings, Inc., Class 1*	53,030	491

C3.ai, Inc., Class A*	36,343	454

Cerence, Inc.*	20,688	326

ChannelAdvisor Corp.*	14,974	339

Cipher Mining, Inc.*	20,769	26

Cleanspark, Inc.*	24,335	77

Clear Secure, Inc., Class A*	32,757	749

CommVault Systems, Inc.*	23,432	1,243

Consensus Cloud Solutions, Inc.*	8,395	397

Couchbase, Inc.*	13,869	198

CS Disco, Inc.*	11,614	116

Cvent Holding Corp.*	24,076	126

Digimarc Corp.*	7,128	97

Digital Turbine, Inc.*	49,540	714

Domo, Inc., Class B*	16,065	289

Duck Creek Technologies, Inc.*	40,584	481

E2open Parent Holdings, Inc.*	105,043	638

Ebix, Inc.	13,830	262

eGain Corp.*	11,270	83

Enfusion, Inc., Class A*	13,804	170

EngageSmart, Inc.*	18,447	382

Envestnet, Inc.*	28,938	1,285

Everbridge, Inc.*	20,889	645

EverCommerce, Inc.*	12,619	138

ForgeRock, Inc., Class A*	16,010	233

Greenidge Generation Holdings, Inc.*	6,811	14

Instructure Holdings, Inc.*	9,128	203

Intapp, Inc.*	7,501	140

InterDigital, Inc.	15,617	631

IronNet, Inc.*	34,498	24

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	191	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.6% continued

Software – 4.8% continued

Kaleyra, Inc.*	15,678	$15

KnowBe4, Inc., Class A*	38,439	800

Latch, Inc.*	58,316	56

LivePerson, Inc.*	37,166	350

LiveRamp Holdings, Inc.*	34,740	631

LiveVox Holdings, Inc.*	11,822	35

Marathon Digital Holdings, Inc.*	58,555	627

Matterport, Inc.*	116,851	443

MeridianLink, Inc.*	12,093	197

MicroStrategy, Inc., Class A*	4,951	1,051

Mitek Systems, Inc.*	22,109	203

Model N, Inc.*	19,355	663

Momentive Global, Inc.*	68,482	398

N-able, Inc.*	36,045	333

NextNav, Inc.*	35,684	96

Olo, Inc., Class A*	47,272	373

ON24, Inc.*	21,785	192

OneSpan, Inc.*	20,744	179

PagerDuty, Inc.*	44,860	1,035

Ping Identity Holding Corp.*	40,692	1,142

Progress Software Corp.	23,004	979

PROS Holdings, Inc.*	21,632	534

Q2 Holdings, Inc.*	29,401	947

Qualys, Inc.*	20,328	2,834

Rapid7, Inc.*	30,580	1,312

Rimini Street, Inc.*	25,379	118

Riot Blockchain, Inc.*	71,349	500

Sapiens International Corp. N.V.	16,128	309

SecureWorks Corp., Class A*	5,222	42

ShotSpotter, Inc.*	4,659	134

Sprout Social, Inc., Class A*	24,190	1,468

SPS Commerce, Inc.*	19,097	2,372

Sumo Logic, Inc.*	59,882	449

Telos Corp.*	28,272	251

Tenable Holdings, Inc.*	57,884	2,014

Terawulf, Inc.*	11,348	14

Upland Software, Inc.*	15,215	124

UserTesting, Inc.*	25,180	99

Varonis Systems, Inc.*	57,355	1,521

Verint Systems, Inc.*	33,489	1,125

Veritone, Inc.*	16,644	94

Viant Technology, Inc., Class A*	7,454	31

Weave Communications, Inc.*	16,676	84

WM Technology, Inc.*	39,625	64

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.6% continued

Software – 4.8% continued

Workiva, Inc.*	25,100	$1,953

Xperi Holding Corp.	54,991	778

Yext, Inc.*	59,731	266

Zeta Global Holdings Corp., Class A*	57,731	382

Zuora, Inc., Class A*	64,230	474

		55,562

Specialty Retail – 2.3%

Aaron’s (The) Co., Inc.	15,851	154

Abercrombie & Fitch Co., Class A*	26,064	405

Academy Sports & Outdoors, Inc.	43,622	1,840

American Eagle Outfitters, Inc.	81,220	790

America’s Car-Mart, Inc.*	3,169	193

Arko Corp.	44,074	414

Asbury Automotive Group, Inc.*	11,663	1,762

Bed Bath & Beyond, Inc.*	41,846	255

Big 5 Sporting Goods Corp.	11,198	120

Boot Barn Holdings, Inc.*	15,531	908

Buckle (The), Inc.	15,874	503

Build-A-Bear Workshop, Inc.	7,550	101

Caleres, Inc.	18,620	451

Camping World Holdings, Inc., Class A	20,320	515

Cato (The) Corp., Class A	9,318	89

Chico’sFAS,Inc.*	64,440	312

Children’s Place (The), Inc.*	6,709	207

Citi Trends, Inc.*	4,203	65

Conn’s, Inc.*	6,945	49

Container Store Group (The), Inc.*	17,629	86

Designer Brands, Inc., Class A	29,468	451

Destination XL Group, Inc.*	30,887	167

EVgo, Inc.*	35,939	284

Express, Inc.*	34,197	37

Foot Locker, Inc.	43,089	1,341

Genesco, Inc.*	6,933	273

Group 1 Automotive, Inc.	8,049	1,150

GrowGeneration Corp.*	29,948	105

Guess?, Inc.	17,858	262

Haverty Furniture Cos., Inc.	7,719	192

Hibbett, Inc.	6,747	336

JOANN, Inc.	5,792	38

LL Flooring Holdings, Inc.*	15,324	106

MarineMax, Inc.*	11,136	332

Monro, Inc.	16,807	730

Murphy U.S.A., Inc.	11,395	3,133

National Vision Holdings, Inc.*	41,300	1,349

See Notes to the Financial Statements.

EQUITY FUNDS	192	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.6% continued

Specialty Retail – 2.3% continued

ODP (The) Corp.*	22,354	$786

OneWater Marine, Inc., Class A*	5,976	180

Party City Holdco, Inc.*	57,587	91

Rent-A-Center, Inc.	28,007	490

Sally Beauty Holdings, Inc.*	56,520	712

Shoe Carnival, Inc.	9,036	194

Signet Jewelers Ltd.	24,103	1,379

Sleep Number Corp.*	11,205	379

Sonic Automotive, Inc., Class A	10,475	454

Sportsman’s Warehouse Holdings, Inc.*	22,759	189

Tile Shop Holdings, Inc.	19,363	68

Tilly’s, Inc., Class A	11,729	81

Torrid Holdings, Inc.*	7,482	31

TravelCenters of America, Inc.*	6,673	360

Urban Outfitters, Inc.*	33,587	660

Volta, Inc.*	64,177	78

Warby Parker, Inc., Class A*	43,983	587

Winmark Corp.	1,488	322

Zumiez, Inc.*	8,188	176

		26,722

Technology Hardware, Storage & Peripherals – 0.3%

Avid Technology, Inc.*	18,888	439

CompoSecure, Inc.*	4,133	21

Corsair Gaming, Inc.*	20,094	228

Diebold Nixdorf, Inc.*	38,096	93

Eastman Kodak Co.*	29,872	137

IonQ, Inc.*	62,818	318

Super Micro Computer, Inc.*	23,943	1,319

Turtle Beach Corp.*	8,315	57

Xerox Holdings Corp.	60,198	787

		3,399

Textiles, Apparel & Luxury Goods – 0.6%

Allbirds, Inc., Class A*	51,180	155

Crocs, Inc.*	31,951	2,194

Ermenegildo Zegna N.V.	24,793	266

Fossil Group, Inc.*	24,824	85

G-III Apparel Group Ltd.*	23,067	345

Kontoor Brands, Inc.	29,236	983

Movado Group, Inc.	8,096	228

Oxford Industries, Inc.	7,957	714

PLBY Group, Inc.*	16,647	67

Rocky Brands, Inc.	3,639	73

Steven Madden Ltd.	41,089	1,096

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.6% continued

Textiles, Apparel & Luxury Goods – 0.6% continued

Superior Group of Cos., Inc.	6,230	$55

Unifi, Inc.*	7,320	70

Wolverine World Wide, Inc.	40,717	627

		6,958

Thrifts & Mortgage Finance – 1.4%

Axos Financial, Inc.*	30,165	1,032

Blue Foundry Bancorp*	13,700	153

Bridgewater Bancshares, Inc.*	10,790	178

Capitol Federal Financial, Inc.	68,362	567

Columbia Financial, Inc.*	17,997	380

Enact Holdings, Inc.	15,782	350

Essent Group Ltd.	55,489	1,935

Federal Agricultural Mortgage Corp., Class C	4,809	477

Finance of America Cos., Inc., Class A*	20,687	31

Flagstar Bancorp, Inc.	27,513	919

Greene County Bancorp, Inc.	1,802	103

Hingham Institution For Savings (The)	765	192

Home Bancorp, Inc.	3,837	150

Home Point Capital, Inc.	3,894	6

Kearny Financial Corp.	31,725	337

Luther Burbank Corp.	7,908	92

Merchants Bancorp	8,237	190

Mr Cooper Group, Inc.*	37,067	1,501

NMI Holdings, Inc., Class A*	43,781	892

Northfield Bancorp, Inc.	22,711	325

PennyMac Financial Services, Inc.	14,802	635

Pioneer Bancorp, Inc.*	6,018	57

Provident Bancorp, Inc.	7,680	110

Provident Financial Services, Inc.	38,579	752

Radian Group, Inc.	85,327	1,646

Southern Missouri Bancorp, Inc.	4,167	213

Sterling Bancorp, Inc.*	9,115	55

TrustCo Bank Corp. NY	9,917	311

Velocity Financial, Inc.*	4,516	49

Walker & Dunlop, Inc.	16,158	1,353

Waterstone Financial, Inc.	10,084	163

WSFS Financial Corp.	33,323	1,548

		16,702

Tobacco – 0.1%

22nd Century Group, Inc.*	86,174	80

Turning Point Brands, Inc.	7,864	167

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	193	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.6% continued

Tobacco – 0.1% continued

Universal Corp.	12,715	$585

Vector Group Ltd.	75,607	666

		1,498

Trading Companies & Distributors – 1.5%

Alta Equipment Group, Inc.	10,823	119

Applied Industrial Technologies, Inc.	20,181	2,074

Beacon Roofing Supply, Inc.*	27,090	1,482

BlueLinx Holdings, Inc.*	4,762	296

Boise Cascade Co.	20,792	1,236

Custom Truck One Source, Inc.*	31,252	182

Distribution Solutions Group, Inc.*	2,621	74

DXP Enterprises, Inc.*	7,974	189

GATX Corp.	18,695	1,592

Global Industrial Co.	6,875	184

GMS, Inc.*	22,759	911

H&E Equipment Services, Inc.	16,850	478

Herc Holdings, Inc.	13,511	1,403

Hudson Technologies, Inc.*	22,557	166

Karat Packaging, Inc.*	3,021	48

McGrath RentCorp	12,775	1,071

MRC Global, Inc.*	43,611	314

NOW, Inc.*	58,090	584

Rush Enterprises, Inc., Class A	22,343	980

Rush Enterprises, Inc., Class B	3,479	167

Textainer Group Holdings Ltd.	23,719	637

Titan Machinery, Inc.*	10,707	303

Transcat, Inc.*	3,764	285

Triton International Ltd.	32,360	1,771

Veritiv Corp.*	7,143	698

		17,244

Water Utilities – 0.4%

American States Water Co.	19,435	1,515

Artesian Resources Corp., Class A	4,338	209

California Water Service Group	28,614	1,508

Global Water Resources, Inc.	7,262	85

Middlesex Water Co.	9,155	707

Pure Cycle Corp.*	10,202	85

SJW Group	14,242	820

York Water (The) Co.	7,501	288

		5,217

Wireless Telecommunication Services – 0.2%

Gogo, Inc.*	26,256	318

KORE Group Holdings, Inc.*	18,670	36

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.6% continued

Wireless Telecommunication Services – 0.2% continued

Shenandoah Telecommunications Co.	25,483	$434

Telephone and Data Systems, Inc.	53,126	738

United States Cellular Corp.*	7,912	206

		1,732

Total Common Stocks

(Cost $977,745)		1,149,299

RIGHTS – 0.0%

Biotechnology – 0.0%

Chinook Therapeutics, Inc. (Contingent Value Rights)(2) *	7,412	—

Oncternal Therapeutics, Inc. (Contingent Value Rights)(2) (4)	398	—

Tobira Therapeutics, Inc. (Contingent Value Rights)(2) (4)	5,175	39

		39

Pharmaceuticals – 0.0%

Zogenix, Inc. (Contingent Value Rights)(2) (4)	30,957	31

Total Rights

(Cost $71)		70

OTHER – 0.0%

Escrow DLB Oil & Gas, Inc.(2) *	1,200	—

Escrow Fresh Market (The), Inc.(2) *	24,619	—

Escrow Petrocorp, Inc.(2) *	420	—

Total Other

(Cost $—)		—

INVESTMENT COMPANIES – 0.9%

Northern Institutional Funds - U.S. Government Portfolio (Shares), 2.31%(5) (6)	10,959,616	10,960

Total Investment Companies

(Cost $10,960)		10,960

See Notes to the Financial Statements.

EQUITY FUNDS	194	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

SHORT-TERM INVESTMENTS – 0.4%

U.S. Treasury Bill, 1.82%, 11/25/22(7) (8)	$4,260	$4,242

Total Short-Term Investments

(Cost $4,248)		4,242

Total Investments – 99.9%

(Cost $993,024)		1,164,571

Other Assets less Liabilities – 0.1%		1,021

NET ASSETS – 100.0%		$1,165,592

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(2)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(3)	Value rounds to less than one thousand.
(4)

Restricted security that has been deemed illiquid. At September 30, 2022, the value of these restricted illiquid securities amounted to approximately $70,000 or 0.0% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)

Oncternal Therapeutics, Inc. (Contingent Value Rights)	6/10/19	$—

Tobira Therapeutics, Inc. (Contingent Value Rights)	11/2/16	40

Zogenix, Inc. (Contingent Value Rights)	3/8/22	31

(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(6)	7-day current yield as of September 30, 2022 is disclosed.
(7)	Discount rate at the time of purchase.
(8)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

REIT - Real Estate Investment Trust

Percentages shown are based on Net Assets.

At September 30, 2022, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)(1)

E-Mini Russell 2000 Index	188	$15,696	Long	12/22	$(1,409)

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

At September 30, 2022, the security types for the Fund were:

SECURITY TYPE(1)	% OF NET ASSETS

Common Stocks	98.6%

Rights	0.0%

Other	0.0%

Investment Companies	0.9%

Short-Term Investments	0.4%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2022:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

Common Stocks(1)	$1,149,299	$ —	$—	$1,149,299

Rights(1)	—	—	70	70

Investment Companies	10,960	—	—	10,960

Short-Term Investments	—	4,242	—	4,242

Total Investments	$1,160,259	$4,242	$70	$1,164,571

OTHER FINANCIAL INSTRUMENTS

Liabilities

Futures Contracts	$(1,409)	$ —	$—	$(1,409)

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	195	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 97.9%

Aerospace & Defense – 0.7%

AAR Corp.*	58,309	$2,089

Moog, Inc., Class A	143,034	10,062

		12,151

Auto Components – 0.6%

Adient PLC*	139,189	3,863

Dana, Inc.	44,126	504

Modine Manufacturing Co.*	46,891	607

Standard Motor Products, Inc.	137,369	4,464

Visteon Corp.*	3,859	409

		9,847

Banks – 18.8%

1st Source Corp.	16,428	761

Amalgamated Financial Corp.	48,232	1,088

Arrow Financial Corp.	15,125	436

Atlantic Union Bankshares Corp.	140,842	4,279

BancFirst Corp.	103,981	9,303

Bancorp (The), Inc.*	94,584	2,079

Bank of NT Butterfield & Son (The) Ltd.	50,156	1,628

Banner Corp.	60,269	3,561

Berkshire Hills Bancorp, Inc.	72,928	1,991

Brookline Bancorp, Inc.	176,969	2,062

Cadence Bank	317,599	8,070

Cathay General Bancorp	195,462	7,517

Central Pacific Financial Corp.	75,522	1,563

Citizens Financial Group, Inc.	171,749	5,901

City Holding Co.	110,634	9,812

Civista Bancshares, Inc.	24,348	505

CNB Financial Corp.	31,255	737

Columbia Banking System, Inc.	128,267	3,706

Community Trust Bancorp, Inc.	142,701	5,786

ConnectOne Bancorp, Inc.	59,611	1,375

CVB Financial Corp.	218,860	5,542

Dime Community Bancshares, Inc.	29,655	868

Eagle Bancorp, Inc.	81,652	3,660

Enterprise Financial Services Corp.	90,449	3,983

Financial Institutions, Inc.	64,942	1,563

First Bancorp	79,772	2,918

First BanCorp (New York Exchange)	811,443	11,101

First Bancshares (The), Inc.	32,158	961

First Busey Corp.	22,063	485

First Business Financial Services, Inc.	29,777	962

First Commonwealth Financial Corp.	279,900	3,594

First Community Bankshares, Inc.	26,870	861

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 97.9% continued

Banks – 18.8% continued

First Financial Bancorp	206,937	$4,362

First Financial Corp.	104,720	4,732

First Merchants Corp.	94,409	3,652

First Mid Bancshares, Inc.	25,099	802

Fulton Financial Corp.	217,449	3,436

German American Bancorp, Inc.	57,116	2,040

Glacier Bancorp, Inc.	59,063	2,902

Great Southern Bancorp, Inc.	38,329	2,187

Hancock Whitney Corp.	226,393	10,371

Heritage Financial Corp.	72,257	1,913

Hilltop Holdings, Inc.	135,566	3,369

Home BancShares, Inc.	398,731	8,975

HomeStreet, Inc.	69,648	2,007

Horizon Bancorp, Inc.	65,780	1,181

Independent Bank Corp.	158,557	11,817

Independent Bank Corp. (NASDAQ Exchange)	33,233	635

International Bancshares Corp.	142,722	6,066

Lakeland Bancorp, Inc.	286,844	4,592

Lakeland Financial Corp.	139,801	10,179

Mercantile Bank Corp.	24,353	723

Metropolitan Bank Holding Corp.*	12,466	802

NBT Bancorp, Inc.	222,631	8,449

Northwest Bancshares, Inc.	449,866	6,078

OFG Bancorp	123,579	3,106

Old Second Bancorp, Inc.	45,061	588

Pacific Premier Bancorp, Inc.	137,911	4,270

Park National Corp.	35,542	4,424

Peapack-Gladstone Financial Corp.	33,997	1,144

Pinnacle Financial Partners, Inc.	47,215	3,829

Preferred Bank	35,601	2,322

Premier Financial Corp.	31,579	812

QCR Holdings, Inc.	23,704	1,207

Renasant Corp.	96,421	3,016

Republic Bancorp, Inc., Class A	28,097	1,076

Sandy Spring Bancorp, Inc.	98,738	3,481

Sierra Bancorp	119,722	2,364

SmartFinancial, Inc.	23,099	571

Southside Bancshares, Inc.	76,600	2,709

SouthState Corp.	109,163	8,637

Summit Financial Group, Inc.	19,693	530

SVB Financial Group(1) *	1	—

Texas Capital Bancshares, Inc.*	51,902	3,064

TriCo Bancshares	128,470	5,736

See Notes to the Financial Statements.

EQUITY FUNDS	196	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 97.9% continued

Banks – 18.8% continued

Trustmark Corp.	166,407	$5,097

Umpqua Holdings Corp.	399,078	6,820

United Community Banks, Inc.	304,835	10,090

Univest Financial Corp.	67,529	1,586

Valley National Bancorp	682,092	7,367

Veritex Holdings, Inc.	78,002	2,074

Washington Federal, Inc.	197,444	5,919

WesBanco, Inc.	166,114	5,543

		307,310

Biotechnology – 4.4%

Agios Pharmaceuticals, Inc.*	129,727	3,669

Allogene Therapeutics, Inc.*	361,531	3,905

Allovir, Inc.*	127,900	1,009

ALX Oncology Holdings, Inc.*	76,400	731

AnaptysBio, Inc.*	117,741	3,004

Arcus Biosciences, Inc.*	154,528	4,042

Catalyst Pharmaceuticals, Inc.*	291,786	3,744

ChemoCentryx, Inc.*	74,050	3,825

Cytokinetics, Inc.*	75,602	3,663

Editas Medicine, Inc.*	110,809	1,356

Emergent BioSolutions, Inc.*	294,965	6,191

Enanta Pharmaceuticals, Inc.*	28,331	1,470

Iovance Biotherapeutics, Inc.*	238,700	2,287

Kezar Life Sciences, Inc.*	468,437	4,033

Lyell Immunopharma, Inc.*	730,109	5,352

MacroGenics, Inc.*	185,170	641

Myriad Genetics, Inc.*	317,893	6,065

PDL BioPharma, Inc.(2) *	1,029,654	1,576

REGENXBIO, Inc.*	61,082	1,614

Relay Therapeutics, Inc.*	111,300	2,490

Sage Therapeutics, Inc.*	82,500	3,231

Travere Therapeutics, Inc.*	84,219	2,075

Veracyte, Inc.*	113,400	1,882

Vir Biotechnology, Inc.*	91,102	1,756

Xencor, Inc.*	90,900	2,362

		71,973

Building Products – 0.8%

Apogee Enterprises, Inc.	39,904	1,525

Gibraltar Industries, Inc.*	11,412	467

Resideo Technologies, Inc.*	213,026	4,060

UFP Industries, Inc.	81,184	5,858

Zurn Elkay Water Solutions Corp.	36,998	907

		12,817

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 97.9% continued

Capital Markets – 0.3%

Donnelley Financial Solutions, Inc.*	51,547	$1,906

Raymond James Financial, Inc.	11,211	1,108

StoneX Group, Inc.*	28,131	2,333

		5,347

Chemicals – 2.4%

American Vanguard Corp.	159,072	2,975

Avient Corp.	183,040	5,546

Hawkins, Inc.	31,947	1,246

Innospec, Inc.	110,495	9,466

Mativ Holdings, Inc.	39,396	870

Minerals Technologies, Inc.	238,121	11,765

Sensient Technologies Corp.	99,948	6,930

		38,798

Commercial Services & Supplies – 1.4%

ABM Industries, Inc.	125,359	4,792

ACCO Brands Corp.	201,993	990

Ennis, Inc.	238,846	4,808

KAR Auction Services, Inc.*	186,206	2,080

Matthews International Corp., Class A	27,836	624

NL Industries, Inc.	43,744	338

UniFirst Corp.	50,362	8,472

		22,104

Communications Equipment – 0.6%

ADTRAN Holdings, Inc.	56,051	1,098

Digi International, Inc.*	133,123	4,602

NETGEAR, Inc.*	28,513	571

NetScout Systems, Inc.*	122,738	3,844

		10,115

Construction & Engineering – 1.2%

Arcosa, Inc.	115,532	6,606

Dycom Industries, Inc.*	10,865	1,038

EMCOR Group, Inc.	91,010	10,510

Primoris Services Corp.	81,656	1,327

Sterling Infrastructure, Inc.*	42,045	903

		20,384

Construction Materials – 0.5%

Summit Materials, Inc., Class A*	335,504	8,039

Consumer Finance – 1.5%

Encore Capital Group, Inc.*	135,673	6,170

Enova International, Inc.*	112,725	3,299

Navient Corp.	290,541	4,268

Nelnet, Inc., Class A	82,681	6,548

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	197	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 97.9% continued

Consumer Finance – 1.5% continued

PROG Holdings, Inc.*	153,793	$2,304

Regional Management Corp.	16,971	476

World Acceptance Corp.*	21,669	2,098

		25,163

Containers & Packaging – 0.3%

Myers Industries, Inc.	264,956	4,364

Diversified Consumer Services – 0.1%

Laureate Education, Inc.	188,389	1,988

Diversified Financial Services – 0.0%

Alerus Financial Corp.	25,969	574

Diversified Telecommunication Services – 0.7%

Iridium Communications, Inc.*	241,854	10,731

Electric Utilities – 1.7%

MGE Energy, Inc.	64,763	4,251

Otter Tail Corp.	188,025	11,567

PNM Resources, Inc.	198,691	9,086

Portland General Electric Co.	78,780	3,424

		28,328

Electrical Equipment – 1.1%

AZZ, Inc.	48,539	1,772

Encore Wire Corp.	83,687	9,669

EnerSys	107,534	6,255

Preformed Line Products Co.	12,028	856

		18,552

Electronic Equipment, Instruments & Components – 3.6%

Arlo Technologies, Inc.*	62,547	290

Belden, Inc.	20,768	1,247

Benchmark Electronics, Inc.	376,525	9,330

CTS Corp.	37,882	1,578

ePlus, Inc.*	26,420	1,097

Insight Enterprises, Inc.*	149,160	12,292

Kimball Electronics, Inc.*	37,931	651

Methode Electronics, Inc.	55,741	2,071

PC Connection, Inc.	229,481	10,347

Plexus Corp.*	18,793	1,646

Sanmina Corp.*	172,655	7,956

ScanSource, Inc.*	37,970	1,003

TTM Technologies, Inc.*	168,598	2,222

Vishay Intertechnology, Inc.	365,455	6,501

Vishay Precision Group, Inc.*	19,043	563

		58,794

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 97.9% continued

Energy Equipment & Services – 1.0%

Archrock, Inc.	228,290	$1,466

ChampionX Corp.	371,266	7,266

Nabors Industries Ltd.*	84	8

National Energy Services Reunited Corp.*	131,488	781

Newpark Resources, Inc.*	392,980	990

ProPetro Holding Corp.*	272,404	2,193

Transocean Ltd.*	1,164,538	2,876

		15,580

Equity Real Estate Investment Trusts – 8.3%

Agree Realty Corp.	145,400	9,826

Alexander & Baldwin, Inc.	111,679	1,852

Apple Hospitality REIT, Inc.	457,635	6,434

Armada Hoffler Properties, Inc.	116,916	1,214

Broadstone Net Lease, Inc.	361,100	5,608

BRT Apartments Corp.	17,546	356

CareTrust REIT, Inc.	212,373	3,846

Centerspace	17,470	1,176

City Office REIT, Inc.	69,633	694

Corporate Office Properties Trust	204,223	4,744

DiamondRock Hospitality Co.	392,766	2,950

Essential Properties Realty Trust, Inc.	181,888	3,538

Farmland Partners, Inc.	45,338	574

Four Corners Property Trust, Inc.	136,335	3,298

Getty Realty Corp.	86,864	2,336

Global Net Lease, Inc.	63,790	679

Healthcare Realty Trust, Inc.	195,147	4,069

Independence Realty Trust, Inc.	160,982	2,693

InvenTrust Properties Corp.	175,100	3,735

Kite Realty Group Trust	312,694	5,385

LTC Properties, Inc.	111,831	4,188

LXP Industrial Trust	604,672	5,539

National Health Investors, Inc.	114,555	6,476

One Liberty Properties, Inc.	144,723	3,042

Pebblebrook Hotel Trust	290,800	4,219

Physicians Realty Trust	197,932	2,977

PotlatchDeltic Corp.	246,394	10,112

Retail Opportunity Investments Corp.	202,703	2,789

Saul Centers, Inc.	1,900	71

SITE Centers Corp.	313,665	3,359

STAG Industrial, Inc.	494,205	14,050

Sunstone Hotel Investors, Inc.	503,800	4,746

See Notes to the Financial Statements.

EQUITY FUNDS	198	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 97.9% continued

Equity Real Estate Investment Trusts – 8.3% continued

Terreno Realty Corp.	125,605	$6,656

Xenia Hotels & Resorts, Inc.	182,800	2,521

		135,752

Food & Staples Retailing – 1.6%

Andersons (The), Inc.	296,255	9,193

Ingles Markets, Inc., Class A	52,470	4,156

Performance Food Group Co.*	31,840	1,367

PriceSmart, Inc.	12,393	714

SpartanNash Co.	70,972	2,059

United Natural Foods, Inc.*	96,218	3,307

Weis Markets, Inc.	66,531	4,740

		25,536

Food Products – 0.7%

Alico, Inc.	11,363	321

B&G Foods, Inc.	64,302	1,060

Fresh Del Monte Produce, Inc.	76,301	1,773

Hostess Brands, Inc.*	231,403	5,378

Seneca Foods Corp., Class A*	11,414	576

Simply Good Foods (The) Co.*	74,216	2,374

		11,482

Gas Utilities – 1.5%

Chesapeake Utilities Corp.	30,573	3,528

New Jersey Resources Corp.	4,672	181

Northwest Natural Holding Co.	54,479	2,363

South Jersey Industries, Inc.	190,832	6,378

Southwest Gas Holdings, Inc.	102,572	7,154

Spire, Inc.	90,089	5,615

		25,219

Health Care Equipment & Supplies – 1.1%

AngioDynamics, Inc.*	288,417	5,901

Integer Holdings Corp.*	34,100	2,122

Lantheus Holdings, Inc.*	97,893	6,885

Meridian Bioscience, Inc.*	63,267	1,995

Varex Imaging Corp.*	57,666	1,219

		18,122

Health Care Providers & Services – 2.1%

1Life Healthcare, Inc.*	285,400	4,895

Accolade, Inc.*	76,200	870

AdaptHealth Corp.*	59,240	1,112

ATI Physical Therapy, Inc.*	767,600	767

Covetrus, Inc.*	158,171	3,303

Innovage Holding Corp.*	204,600	1,203

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 97.9% continued

Health Care Providers & Services – 2.1% continued

LifeStance Health Group, Inc.*	121,400	$804

National HealthCare Corp.	65,722	4,163

Option Care Health, Inc.*	199,384	6,275

Owens & Minor, Inc.	90,963	2,192

Patterson Cos., Inc.	237,436	5,703

Pediatrix Medical Group, Inc.*	136,000	2,245

		33,532

Health Care Technology – 0.8%

Allscripts Healthcare Solutions, Inc.*	398,989	6,077

Computer Programs and Systems, Inc.*	21,793	607

Evolent Health, Inc., Class A*	108,615	3,902

NextGen Healthcare, Inc.*	156,933	2,778

		13,364

Hotels, Restaurants & Leisure – 0.9%

Boyd Gaming Corp.	37,845	1,803

Century Casinos, Inc.*	155,734	1,022

International Game Technology PLC	199,802	3,157

Monarch Casino & Resort, Inc.*	57,643	3,236

Papa John’s International, Inc.	37,401	2,618

RCI Hospitality Holdings, Inc.	13,713	896

Red Rock Resorts, Inc., Class A	33,434	1,146

		13,878

Household Durables – 2.2%

Beazer Homes U.S.A., Inc.*	179,803	1,739

Century Communities, Inc.	80,333	3,436

Ethan Allen Interiors, Inc.	173,920	3,677

Hooker Furnishings Corp.	97,161	1,311

KB Home	162,710	4,217

M/I Homes, Inc.*	42,292	1,532

Meritage Homes Corp.*	76,887	5,403

Taylor Morrison Home Corp.*	296,045	6,904

Tri Pointe Homes, Inc.*	551,424	8,332

		36,551

Household Products – 0.1%

Central Garden & Pet Co., Class A*	22,905	782

Independent Power & Renewable Electricity Producers – 0.1%

Ormat Technologies, Inc.	18,038	1,555

Insurance – 4.0%

American Equity Investment Life Holding Co.	438,774	16,362

AMERISAFE, Inc.	99,714	4,660

Argo Group International Holdings Ltd.	38,187	735

CNO Financial Group, Inc.	631,310	11,345

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	199	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 97.9% continued

Insurance – 4.0% continued

Donegal Group, Inc., Class A	35,603	$480

Employers Holdings, Inc.	278,465	9,604

Enstar Group Ltd.*	32,475	5,507

Hanover Insurance Group (The), Inc.	15,123	1,938

Kemper Corp.	63,372	2,615

Safety Insurance Group, Inc.	26,192	2,136

Selective Insurance Group, Inc.	91,383	7,438

Stewart Information Services Corp.	35,626	1,555

United Fire Group, Inc.	56,901	1,635

		66,010

Interactive Media & Services – 0.6%

DHI Group, Inc.*	80,605	434

fuboTV, Inc.*	274,200	973

Ziff Davis, Inc.*	110,070	7,538

		8,945

Internet & Direct Marketing Retail – 0.0%

Lands’ End, Inc.*	49,158	380

RealReal (The), Inc.*	193,465	290

		670

IT Services – 0.0%

Paysafe Ltd.*	470,600	649

Leisure Products – 0.6%

Acushnet Holdings Corp.	95,099	4,136

Topgolf Callaway Brands Corp.*	194,196	3,740

Vista Outdoor, Inc.*	86,902	2,114

		9,990

Life Sciences Tools & Services – 0.4%

AbCellera Biologics, Inc.*	22,410	222

Adaptive Biotechnologies Corp.*	162,297	1,156

Harvard Bioscience, Inc.*	59,011	151

NeoGenomics, Inc.*	329,208	2,834

Pacific Biosciences of California, Inc.*	314,569	1,826

Singular Genomics Systems, Inc.*	16,470	41

		6,230

Machinery – 2.1%

Alamo Group, Inc.	28,372	3,469

Altra Industrial Motion Corp.	45,527	1,531

Barnes Group, Inc.	115,640	3,340

Chart Industries, Inc.*	25,496	4,700

Columbus McKinnon Corp.	65,847	1,722

EnPro Industries, Inc.	7,762	660

Kadant, Inc.	34,397	5,738

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 97.9% continued

Machinery – 2.1% continued

Standex International Corp.	83,756	$6,839

Terex Corp.	139,579	4,151

Watts Water Technologies, Inc., Class A	19,712	2,478

		34,628

Marine – 0.3%

Costamare, Inc.	106,520	954

Matson, Inc.	55,676	3,425

		4,379

Media – 2.1%

EW Scripps (The) Co., Class A*	438,323	4,940

Gray Television, Inc.	138,755	1,987

Scholastic Corp.	127,829	3,932

Sinclair Broadcast Group, Inc., Class A	93,729	1,695

TEGNA, Inc.	1,043,465	21,579

		34,133

Metals & Mining – 1.8%

Arconic Corp.*	228,613	3,896

Commercial Metals Co.	427,903	15,182

Materion Corp.	65,604	5,248

Ryerson Holding Corp.	57,283	1,474

Schnitzer Steel Industries, Inc., Class A	72,758	2,071

Warrior Met Coal, Inc.	78,162	2,223

		30,094

Mortgage Real Estate Investment Trusts – 0.7%

Hannon Armstrong Sustainable Infrastructure Capital, Inc.	168,147	5,033

KKR Real Estate Finance Trust, Inc.	176,100	2,861

Ready Capital Corp.	385,200	3,906

		11,800

Multiline Retail – 0.1%

Dillard’s, Inc., Class A	8,709	2,375

Multi-Utilities – 1.2%

Avista Corp.	105,408	3,905

Black Hills Corp.	149,065	10,096

NorthWestern Corp.	89,790	4,425

Unitil Corp.	32,928	1,530

		19,956

Oil, Gas & Consumable Fuels – 4.6%

Berry Corp.	283,448	2,126

California Resources Corp.	148,714	5,715

Civitas Resources, Inc.	163,569	9,387

Clean Energy Fuels Corp.*	301,952	1,612

See Notes to the Financial Statements.

EQUITY FUNDS	200	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 97.9% continued

Oil, Gas & Consumable Fuels – 4.6% continued

CNX Resources Corp.*	297,397	$4,619

Delek U.S. Holdings, Inc.	129,257	3,508

DHT Holdings, Inc.	740,935	5,602

Earthstone Energy, Inc., Class A*	45,319	558

Frontline Ltd.	692,015	7,564

Green Plains, Inc.*	201,634	5,862

International Seaways, Inc.	62,513	2,196

Matador Resources Co.	108,917	5,328

Peabody Energy Corp.*	333,164	8,269

REX American Resources Corp.*	43,032	1,201

Scorpio Tankers, Inc.	81,993	3,447

SM Energy Co.	23	1

Southwestern Energy Co.*	826,174	5,056

Teekay Tankers Ltd., Class A*	95,835	2,639

		74,690

Personal Products – 0.0%

Nature’s Sunshine Products, Inc.*	29,561	244

Pharmaceuticals – 1.1%

Cara Therapeutics, Inc.*	225,500	2,111

Intra-Cellular Therapies, Inc.*	62,008	2,885

Prestige Consumer Healthcare, Inc.*	145,938	7,272

Supernus Pharmaceuticals, Inc.*	147,342	4,988

		17,256

Professional Services – 2.1%

Barrett Business Services, Inc.	28,016	2,185

CBIZ, Inc.*	199,244	8,524

ICF International, Inc.	68,528	7,471

KBR, Inc.	183,509	7,931

Kforce, Inc.	66,536	3,902

Korn Ferry	72,038	3,382

Resources Connection, Inc.	48,620	879

		34,274

Real Estate Management & Development – 0.8%

Kennedy-Wilson Holdings, Inc.	283,100	4,377

Marcus & Millichap, Inc.	35,649	1,169

Newmark Group, Inc., Class A	416,900	3,360

St. Joe (The) Co.	103,314	3,309

		12,215

Road & Rail – 0.8%

ArcBest Corp.	141,952	10,324

Werner Enterprises, Inc.	92,591	3,482

		13,806

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 97.9% continued

Semiconductors & Semiconductor Equipment – 2.7%

Amkor Technology, Inc.	488,350	$8,326

AXT, Inc.*	62,006	415

Canadian Solar, Inc.*	88,056	3,280

Cohu, Inc.*	97,206	2,506

Diodes, Inc.*	160,036	10,388

Onto Innovation, Inc.*	59,810	3,831

Photronics, Inc.*	438,131	6,406

Rambus, Inc.*	325,943	8,286

		43,438

Software – 0.1%

Ebix, Inc.	52,671	999

WM Technology, Inc.*	72,916	118

		1,117

Specialty Retail – 3.1%

Aaron’s (The) Co., Inc.	76,895	747

Boot Barn Holdings, Inc.*	71,451	4,177

Buckle (The), Inc.	73,973	2,342

Children’s Place (The), Inc.*	854	26

Citi Trends, Inc.*	5,322	82

Dick’s Sporting Goods, Inc.	29,425	3,079

Foot Locker, Inc.	119,113	3,708

Genesco, Inc.*	104,568	4,112

Group 1 Automotive, Inc.	43,227	6,176

Haverty Furniture Cos., Inc.	168,506	4,196

Lithia Motors, Inc.	20,248	4,344

ODP (The) Corp.*	183,235	6,441

Shoe Carnival, Inc.	157,840	3,384

Sonic Automotive, Inc., Class A	117,358	5,082

Zumiez, Inc.*	89,179	1,920

		49,816

Textiles, Apparel & Luxury Goods – 0.3%

Movado Group, Inc.	102,588	2,891

Oxford Industries, Inc.	25,601	2,299

Rocky Brands, Inc.	11,102	223

Superior Group of Cos., Inc.	23,249	206

		5,619

Thrifts & Mortgage Finance – 2.6%

Axos Financial, Inc.*	169,807	5,813

Essent Group Ltd.	34,908	1,217

Finance of America Cos., Inc., Class A*	75,299	111

Home Bancorp, Inc.	13,675	533

Luther Burbank Corp.	79,574	925

Mr Cooper Group, Inc.*	138,213	5,598

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	201	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 97.9% continued

Thrifts & Mortgage Finance – 2.6% continued

NMI Holdings, Inc., Class A*	23,322	$475

PennyMac Financial Services, Inc.	119,070	5,108

Radian Group, Inc.	332,669	6,417

Southern Missouri Bancorp, Inc.	13,857	707

TrustCo Bank Corp. NY	52,852	1,661

Walker & Dunlop, Inc.	57,269	4,795

WSFS Financial Corp.	184,421	8,568

		41,928

Tobacco – 0.6%

Universal Corp.	209,662	9,653

Trading Companies & Distributors – 3.8%

Applied Industrial Technologies, Inc.	28,511	2,930

Beacon Roofing Supply, Inc.*	61,139	3,346

Boise Cascade Co.	139,700	8,307

DXP Enterprises, Inc.*	93,874	2,223

GATX Corp.	63,095	5,373

GMS, Inc.*	63,372	2,535

Herc Holdings, Inc.	45,186	4,694

McGrath RentCorp	93,464	7,838

Rush Enterprises, Inc., Class A	76,450	3,353

Textainer Group Holdings Ltd.	48,735	1,309

Triton International Ltd.	244,536	13,383

WESCO International, Inc.*	55,875	6,670

		61,961

Water Utilities – 0.2%

Artesian Resources Corp., Class A	14,070	677

SJW Group	48,120	2,772

		3,449

Wireless Telecommunication Services – 0.1%

Telephone and Data Systems, Inc.	14,449	201

United States Cellular Corp.*	48,397	1,260

		1,461

Total Common Stocks

(Cost $1,121,695)		1,599,518

OTHER – 0.0%

Escrow DLB Oil & Gas, Inc.(2) *	2,100	—

Escrow Spirit MTA REIT(2) *	17,083	5

Total Other

(Cost $—)		5

	NUMBER OF WARRANTS	VALUE (000S)

WARRANTS – 0.0%

Nabors Industries Ltd., Exp. 6/11/26, Strike $166.67*	6,861	$124

Total Warrants

(Cost $—)		124

	NUMBER OF SHARES	VALUE (000S)

INVESTMENT COMPANIES – 1.8%

Northern Institutional Funds - U.S. Government Portfolio (Shares), 2.31%(3) (4)	29,303,829	$29,304

Total Investment Companies

(Cost $29,304)		29,304

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

SHORT-TERM INVESTMENTS – 0.4%

U.S. Treasury Bill, 1.82%, 11/25/22(5) (6)	$7,289	$7,259

Total Short-Term Investments

(Cost $7,269)		7,259

Total Investments – 100.1%

(Cost $1,158,268)		1,636,210

Liabilities less Other Assets – (0.1%)		(1,719)

NET ASSETS – 100.0%		$1,634,491

(1)	Value rounds to less than one thousand.
(2)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(4)	7-day current yield as of September 30, 2022 is disclosed.
(5)	Discount rate at the time of purchase.
(6)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

REIT - Real Estate Investment Trust

S&P - Standard & Poor’s

Percentages shown are based on Net Assets.

See Notes to the Financial Statements.

EQUITY FUNDS	202	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

At September 30, 2022, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)(1)

E-Mini Russell 2000 Index	347	$28,971	Long	12/22	$(3,461)

E-Mini S&P 500	38	6,843	Long	12/22	(822)

Total					$(4,283)

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

At September 30, 2022, the security types for the Fund were:

SECURITY TYPE(1)	% OF NET ASSETS

Common Stocks	97.9%

Other	0.0%

Warrants	0.0%

Investment Companies	1.8%

Short-Term Investments	0.4%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2022:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

Common Stocks:

Biotechnology	$ 70,397	$ —	$1,576	$ 71,973

All Other Industries(1)	1,527,545	—	—	1,527,545

Total Common Stocks	1,597,942	—	1,576	1,599,518

Other	—	—	5	5

Warrants	124	—	—	124

Investment Companies	29,304	—	—	29,304

Short-Term Investments	—	7,259	—	7,259

Total Investments	$1,627,370	$7,259	$1,581	$1,636,210

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

OTHER FINANCIAL INSTRUMENTS

Liabilities

Futures Contracts	$(4,283)	$—	$—	$(4,283)
(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	203	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 99.6%

Aerospace & Defense – 1.6%

Boeing (The) Co.*	176,420	$21,361

General Dynamics Corp.	71,423	15,154

Howmet Aerospace, Inc.	114,798	3,551

Huntington Ingalls Industries, Inc.	12,828	2,841

L3Harris Technologies, Inc.	61,254	12,730

Lockheed Martin Corp.	75,121	29,019

Northrop Grumman Corp.	46,367	21,807

Raytheon Technologies Corp.	468,944	38,388

Textron, Inc.	66,228	3,858

TransDigm Group, Inc.	16,122	8,461

		157,170

Air Freight & Logistics – 0.6%

C.H. Robinson Worldwide, Inc.	40,606	3,911

Expeditors International of Washington, Inc.	53,466	4,722

FedEx Corp.	75,028	11,139

United Parcel Service, Inc., Class B	232,666	37,585

		57,357

Airlines – 0.2%

Alaska Air Group, Inc.*	40,666	1,592

American Airlines Group, Inc.*	208,207	2,507

Delta Air Lines, Inc.*	204,138	5,728

Southwest Airlines Co.*	183,139	5,648

United Airlines Holdings, Inc.*	98,558	3,206

		18,681

Auto Components – 0.1%

Aptiv PLC*	84,044	6,573

BorgWarner, Inc.	76,752	2,410

		8,983

Automobiles – 2.6%

Ford Motor Co.	1,254,332	14,049

General Motors Co.	462,384	14,838

Tesla, Inc.*	845,917	224,379

		253,266

Banks – 3.7%

Bank of America Corp.	2,220,246	67,051

Citigroup, Inc.	615,986	25,668

Citizens Financial Group, Inc.	157,417	5,409

Comerica, Inc.	41,829	2,974

Fifth Third Bancorp	215,854	6,899

First Republic Bank	58,031	7,576

Huntington Bancshares, Inc.	458,044	6,037

JPMorgan Chase & Co.	930,940	97,283

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 99.6% continued

Banks – 3.7% continued

KeyCorp	286,718	$4,593

M&T Bank Corp.	55,775	9,834

PNC Financial Services Group (The), Inc.	131,252	19,612

Regions Financial Corp.	299,464	6,010

Signature Bank	18,892	2,853

SVB Financial Group*	18,726	6,288

Truist Financial Corp.	420,098	18,291

U.S. Bancorp	429,110	17,302

Wells Fargo & Co.	1,200,641	48,290

Zions Bancorp N.A.	48,537	2,468

		354,438

Beverages – 1.9%

Brown-Forman Corp., Class B	57,514	3,828

Coca-Cola (The) Co.	1,235,626	69,220

Constellation Brands, Inc., Class A	50,604	11,623

Keurig Dr. Pepper, Inc.	269,848	9,666

Molson Coors Beverage Co., Class B	56,041	2,689

Monster Beverage Corp.*	122,158	10,623

PepsiCo, Inc.	438,318	71,560

		179,209

Biotechnology – 2.2%

AbbVie, Inc.	560,179	75,182

Amgen, Inc.	169,405	38,184

Biogen, Inc.*	46,042	12,293

Gilead Sciences, Inc.	395,468	24,397

Incyte Corp.*	56,920	3,793

Moderna, Inc.*	106,851	12,635

Regeneron Pharmaceuticals, Inc.*	34,044	23,452

Vertex Pharmaceuticals, Inc.*	81,078	23,475

		213,411

Building Products – 0.4%

A.O. Smith Corp.	41,125	1,998

Allegion PLC	26,434	2,371

Carrier Global Corp.	269,594	9,587

Fortune Brands Home & Security, Inc.	40,764	2,189

Johnson Controls International PLC	220,814	10,868

Masco Corp.	72,055	3,364

Trane Technologies PLC	72,792	10,541

		40,918

Capital Markets – 3.0%

Ameriprise Financial, Inc.	34,944	8,804

Bank of New York Mellon (The) Corp.	232,961	8,974

See Notes to the Financial Statements.

EQUITY FUNDS	204	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 99.6% continued

Capital Markets – 3.0% continued

BlackRock, Inc.	47,885	$26,350

Cboe Global Markets, Inc.	33,919	3,981

Charles Schwab (The) Corp.	484,961	34,854

CME Group, Inc.	113,305	20,070

FactSet Research Systems, Inc.	12,081	4,834

Franklin Resources, Inc.	97,587	2,100

Goldman Sachs Group (The), Inc.	108,924	31,920

Intercontinental Exchange, Inc.	176,795	15,973

Invesco Ltd.	144,477	1,979

MarketAxess Holdings, Inc.	11,252	2,504

Moody’s Corp.	50,451	12,265

Morgan Stanley	425,308	33,604

MSCI, Inc.	25,607	10,801

Nasdaq, Inc.	108,420	6,145

Northern Trust Corp.(1)	64,280	5,500

Raymond James Financial, Inc.	61,692	6,096

S&P Global, Inc.	108,207	33,041

State Street Corp.	116,756	7,100

T. Rowe Price Group, Inc.	70,803	7,435

		284,330

Chemicals – 1.8%

Air Products and Chemicals, Inc.	70,158	16,328

Albemarle Corp.	37,227	9,844

Celanese Corp.	32,937	2,976

CF Industries Holdings, Inc.	63,286	6,091

Corteva, Inc.	230,978	13,200

Dow, Inc.	228,091	10,020

DuPont de Nemours, Inc.	161,298	8,129

Eastman Chemical Co.	39,169	2,783

Ecolab, Inc.	77,690	11,220

FMC Corp.	40,005	4,229

International Flavors & Fragrances, Inc.	79,309	7,204

Linde PLC	158,282	42,671

LyondellBasell Industries N.V., Class A	80,208	6,038

Mosaic (The) Co.	109,657	5,300

PPG Industries, Inc.	74,982	8,300

Sherwin-Williams (The) Co.	75,595	15,478

		169,811

Commercial Services & Supplies – 0.5%

Cintas Corp.	27,541	10,691

Copart, Inc.*	67,996	7,235

Republic Services, Inc.	65,222	8,873

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 99.6% continued

Commercial Services & Supplies – 0.5% continued

Rollins, Inc.	68,924	$2,390

Waste Management, Inc.	119,461	19,139

		48,328

Communications Equipment – 0.8%

Arista Networks, Inc.*	78,278	8,837

Cisco Systems, Inc.	1,317,034	52,682

F5, Inc.*	18,788	2,719

Juniper Networks, Inc.	100,624	2,628

Motorola Solutions, Inc.	53,142	11,902

		78,768

Construction & Engineering – 0.1%

Quanta Services, Inc.	45,424	5,787

Construction Materials – 0.1%

Martin Marietta Materials, Inc.	19,393	6,246

Vulcan Materials Co.	40,927	6,455

		12,701

Consumer Finance – 0.5%

American Express Co.	190,497	25,700

Capital One Financial Corp.	121,901	11,236

Discover Financial Services	86,760	7,888

Synchrony Financial	152,836	4,308

		49,132

Containers & Packaging – 0.3%

Amcor PLC	478,802	5,137

Avery Dennison Corp.	25,841	4,204

Ball Corp.	98,646	4,767

International Paper Co.	114,977	3,645

Packaging Corp. of America	29,920	3,360

Sealed Air Corp.	45,967	2,046

Westrock Co.	80,766	2,495

		25,654

Distributors – 0.2%

Genuine Parts Co.	45,072	6,730

LKQ Corp.	83,053	3,916

Pool Corp.	12,574	4,001

		14,647

Diversified Financial Services – 1.6%

Berkshire Hathaway, Inc., Class B*	573,384	153,105

Diversified Telecommunication Services – 0.9%

AT&T, Inc.	2,270,259	34,826

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	205	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 99.6% continued

Diversified Telecommunication Services – 0.9% continued

Lumen Technologies, Inc.	302,520	$2,202

Verizon Communications, Inc.	1,331,489	50,557

		87,585

Electric Utilities – 2.0%

Alliant Energy Corp.	79,695	4,223

American Electric Power Co., Inc.	163,041	14,095

Constellation Energy Corp.	103,922	8,645

Duke Energy Corp.	242,847	22,590

Edison International	121,144	6,854

Entergy Corp.	63,341	6,374

Evergy, Inc.	72,897	4,330

Eversource Energy	110,031	8,578

Exelon Corp.	311,323	11,662

FirstEnergy Corp.	176,135	6,517

NextEra Energy, Inc.	622,862	48,839

NRG Energy, Inc.	71,738	2,745

PG&E Corp.*	510,535	6,382

Pinnacle West Capital Corp.	34,738	2,241

PPL Corp.	233,814	5,927

Southern (The) Co.	337,093	22,922

Xcel Energy, Inc.	173,011	11,073

		193,997

Electrical Equipment – 0.5%

AMETEK, Inc.	71,634	8,124

Eaton Corp. PLC	125,570	16,746

Emerson Electric Co.	186,551	13,659

Generac Holdings, Inc.*	19,484	3,471

Rockwell Automation, Inc.	35,990	7,742

		49,742

Electronic Equipment, Instruments & Components – 0.6%

Amphenol Corp., Class A	187,342	12,544

CDW Corp.	42,953	6,704

Corning, Inc.	235,568	6,836

Keysight Technologies, Inc.*	57,814	9,098

TE Connectivity Ltd.	101,296	11,179

Teledyne Technologies, Inc.*	14,884	5,023

Trimble, Inc.*	76,162	4,133

Zebra Technologies Corp., Class A*	16,697	4,375

		59,892

Energy Equipment & Services – 0.3%

Baker Hughes Co.	321,335	6,735

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 99.6% continued

Energy Equipment & Services – 0.3% continued

Halliburton Co.	286,861	$7,063

Schlumberger N.V.	444,673	15,964

		29,762

Entertainment – 1.4%

Activision Blizzard, Inc.	226,101	16,808

Electronic Arts, Inc.	83,892	9,707

Live Nation Entertainment, Inc.*	45,125	3,431

Netflix, Inc.*	141,239	33,253

Take-Two Interactive Software, Inc.*	49,732	5,421

Walt Disney (The) Co.*	579,007	54,618

Warner Bros. Discovery, Inc.*	688,733	7,921

		131,159

Equity Real Estate Investment Trusts – 2.7%

Alexandria Real Estate Equities, Inc.	47,158	6,611

American Tower Corp.	147,871	31,748

AvalonBay Communities, Inc.	43,662	8,042

Boston Properties, Inc.	43,151	3,235

Camden Property Trust	33,998	4,061

Crown Castle, Inc.	136,463	19,726

Digital Realty Trust, Inc.	91,281	9,053

Duke Realty Corp.	122,274	5,894

Equinix, Inc.	28,891	16,434

Equity Residential	107,138	7,202

Essex Property Trust, Inc.	20,568	4,982

Extra Space Storage, Inc.	42,260	7,299

Federal Realty Investment Trust	23,127	2,084

Healthpeak Properties, Inc.	171,372	3,928

Host Hotels & Resorts, Inc.	221,758	3,522

Invitation Homes, Inc.	184,159	6,219

Iron Mountain, Inc.	92,322	4,059

Kimco Realty Corp.	196,431	3,616

Mid-America Apartment Communities, Inc.	35,955	5,576

Prologis, Inc.	233,685	23,742

Public Storage	50,177	14,692

Realty Income Corp.	196,144	11,416

Regency Centers Corp.	45,852	2,469

SBA Communications Corp.	34,267	9,754

Simon Property Group, Inc.	103,968	9,331

UDR, Inc.	97,004	4,046

Ventas, Inc.	123,084	4,944

VICI Properties, Inc.	306,111	9,137

Vornado Realty Trust	57,517	1,332

See Notes to the Financial Statements.

EQUITY FUNDS	206	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 99.6% continued

Equity Real Estate Investment Trusts – 2.7% continued

Welltower, Inc.	146,979	$9,454

Weyerhaeuser Co.	235,660	6,731

		260,339

Food & Staples Retailing – 1.6%

Costco Wholesale Corp.	140,505	66,356

Kroger (The) Co.	206,810	9,048

Sysco Corp.	163,897	11,589

Walgreens Boots Alliance, Inc.	226,418	7,110

Walmart, Inc.	452,709	58,716

		152,819

Food Products – 1.1%

Archer-Daniels-Midland Co.	178,670	14,374

Campbell Soup Co.	64,682	3,048

Conagra Brands, Inc.	146,276	4,773

General Mills, Inc.	189,199	14,495

Hershey (The) Co.	46,592	10,272

Hormel Foods Corp.	88,818	4,036

J.M. Smucker (The) Co.	34,594	4,754

Kellogg Co.	81,015	5,643

Kraft Heinz (The) Co.	252,981	8,437

Lamb Weston Holdings, Inc.	45,646	3,532

McCormick & Co., Inc. (Non Voting)	79,666	5,678

Mondelez International, Inc., Class A	437,469	23,986

Tyson Foods, Inc., Class A	91,599	6,039

		109,067

Gas Utilities – 0.0%

Atmos Energy Corp.	44,329	4,515

Health Care Equipment & Supplies – 2.7%

Abbott Laboratories	555,132	53,715

ABIOMED, Inc.*	14,438	3,547

Align Technology, Inc.*	22,497	4,659

Baxter International, Inc.	157,157	8,464

Becton Dickinson and Co.	89,810	20,012

Boston Scientific Corp.*	454,683	17,610

Cooper (The) Cos., Inc.	15,535	4,100

DENTSPLY SIRONA, Inc.	62,781	1,780

Dexcom, Inc.*	124,685	10,042

Edwards Lifesciences Corp.*	196,951	16,274

Hologic, Inc.*	79,290	5,116

IDEXX Laboratories, Inc.*	26,711	8,702

Intuitive Surgical, Inc.*	113,134	21,206

Medtronic PLC	422,000	34,076

ResMed, Inc.	45,962	10,034

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 99.6% continued

Health Care Equipment & Supplies – 2.7% continued

STERIS PLC	30,865	$5,132

Stryker Corp.	106,042	21,478

Teleflex, Inc.	14,265	2,874

Zimmer Biomet Holdings, Inc.	66,639	6,967

		255,788

Health Care Providers & Services – 3.6%

AmerisourceBergen Corp.	48,008	6,497

Cardinal Health, Inc.	86,781	5,786

Centene Corp.*	183,407	14,271

Cigna Corp.	96,905	26,888

CVS Health Corp.	414,948	39,573

DaVita, Inc.*	19,224	1,591

Elevance Health, Inc.	76,458	34,730

HCA Healthcare, Inc.	68,370	12,566

Henry Schein, Inc.*	44,179	2,906

Humana, Inc.	40,561	19,680

Laboratory Corp. of America Holdings	29,061	5,952

McKesson Corp.	46,150	15,685

Molina Healthcare, Inc.*	17,890	5,901

Quest Diagnostics, Inc.	37,442	4,594

UnitedHealth Group, Inc.	297,339	150,168

Universal Health Services, Inc., Class B	19,424	1,713

		348,501

Hotels, Restaurants & Leisure – 1.9%

Booking Holdings, Inc.*	12,611	20,723

Caesars Entertainment, Inc.*	68,099	2,197

Carnival Corp.*	310,422	2,182

Chipotle Mexican Grill, Inc.*	8,733	13,124

Darden Restaurants, Inc.	37,930	4,791

Domino’s Pizza, Inc.	11,076	3,436

Expedia Group, Inc.*	48,287	4,524

Hilton Worldwide Holdings, Inc.	86,860	10,477

Las Vegas Sands Corp.*	104,360	3,916

Marriott International, Inc., Class A	87,616	12,278

McDonald’s Corp.	233,665	53,916

MGM Resorts International	105,715	3,142

Norwegian Cruise Line Holdings Ltd.*	133,834	1,520

Royal Caribbean Cruises Ltd.*	69,666	2,640

Starbucks Corp.	364,416	30,706

Wynn Resorts Ltd.*	33,969	2,141

Yum! Brands, Inc.	90,073	9,578

		181,291

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	207	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 99.6% continued

Household Durables – 0.3%

D.R. Horton, Inc.	101,748	$6,853

Garmin Ltd.	49,001	3,935

Lennar Corp., Class A	82,223	6,130

Mohawk Industries, Inc.*	14,750	1,345

Newell Brands, Inc.	127,905	1,777

NVR, Inc.*	980	3,907

PulteGroup, Inc.	74,039	2,776

Whirlpool Corp.	17,621	2,376

		29,099

Household Products – 1.4%

Church & Dwight Co., Inc.	77,148	5,511

Clorox (The) Co.	39,344	5,051

Colgate-Palmolive Co.	265,922	18,681

Kimberly-Clark Corp.	107,011	12,043

Procter & Gamble (The) Co.	758,927	95,815

		137,101

Independent Power & Renewable Electricity Producers – 0.1%

AES (The) Corp.	207,174	4,682

Industrial Conglomerates – 0.8%

3M Co.	175,193	19,359

General Electric Co.	347,138	21,491

Honeywell International, Inc.	213,966	35,726

		76,576

Insurance – 2.2%

Aflac, Inc.	182,635	10,264

Allstate (The) Corp.	85,847	10,691

American International Group, Inc.	241,510	11,467

Aon PLC, Class A	67,411	18,057

Arthur J. Gallagher & Co.	65,829	11,271

Assurant, Inc.	17,340	2,519

Brown & Brown, Inc.	74,458	4,503

Chubb Ltd.	132,644	24,125

Cincinnati Financial Corp.	49,172	4,404

Everest Re Group Ltd.	12,596	3,306

Globe Life, Inc.	28,238	2,815

Hartford Financial Services Group (The), Inc.	104,701	6,485

Lincoln National Corp.	51,511	2,262

Loews Corp.	65,288	3,254

Marsh & McLennan Cos., Inc.	158,489	23,661

MetLife, Inc.	212,792	12,934

Principal Financial Group, Inc.	74,582	5,381

Progressive (The) Corp.	185,514	21,559

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 99.6% continued

Insurance – 2.2% continued

Prudential Financial, Inc.	117,131	$10,047

Travelers (The) Cos., Inc.	75,371	11,547

W.R. Berkley Corp.	66,867	4,318

Willis Towers Watson PLC	34,925	7,018

		211,888

Interactive Media & Services – 4.8%

Alphabet, Inc., Class A*	1,904,341	182,150

Alphabet, Inc., Class C*	1,702,921	163,736

Match Group, Inc.*	91,061	4,348

Meta Platforms, Inc., Class A*	724,346	98,279

Twitter, Inc.*	213,543	9,362

		457,875

Internet & Direct Marketing Retail – 3.4%

Amazon.com, Inc.*	2,813,960	317,977

eBay, Inc.	178,119	6,557

Etsy, Inc.*	40,211	4,026

		328,560

IT Services – 4.4%

Accenture PLC, Class A	200,626	51,621

Akamai Technologies, Inc.*	50,483	4,055

Automatic Data Processing, Inc.	132,501	29,970

Broadridge Financial Solutions, Inc.	37,232	5,373

Cognizant Technology Solutions Corp., Class A	165,509	9,507

DXC Technology Co.*	73,009	1,787

EPAM Systems, Inc.*	18,185	6,586

Fidelity National Information Services, Inc.	192,134	14,520

Fiserv, Inc.*	203,133	19,007

FleetCor Technologies, Inc.*	23,866	4,205

Gartner, Inc.*	25,120	6,950

Global Payments, Inc.	88,550	9,568

International Business Machines Corp.	286,852	34,081

Jack Henry & Associates, Inc.	23,252	4,238

Mastercard, Inc., Class A	270,985	77,052

Paychex, Inc.	101,337	11,371

PayPal Holdings, Inc.*	365,714	31,477

VeriSign, Inc.*	30,431	5,286

Visa, Inc., Class A	519,284	92,251

		418,905

Leisure Products – 0.0%

Hasbro, Inc.	41,938	2,828

See Notes to the Financial Statements.

EQUITY FUNDS	208	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 99.6% continued

Life Sciences Tools & Services – 1.9%

Agilent Technologies, Inc.	94,577	$11,496

Bio-Rad Laboratories, Inc., Class A*	6,574	2,742

Bio-Techne Corp.	11,864	3,370

Charles River Laboratories International, Inc.*	16,254	3,199

Danaher Corp.	207,934	53,707

Illumina, Inc.*	48,918	9,333

IQVIA Holdings, Inc.*	59,404	10,761

Mettler-Toledo International, Inc.*	7,205	7,811

PerkinElmer, Inc.	40,089	4,824

Thermo Fisher Scientific, Inc.	124,100	62,942

Waters Corp.*	19,114	5,152

West Pharmaceutical Services, Inc.	23,380	5,753

		181,090

Machinery – 1.6%

Caterpillar, Inc.	167,665	27,511

Cummins, Inc.	43,887	8,932

Deere & Co.	88,749	29,632

Dover Corp.	44,976	5,243

Fortive Corp.	112,970	6,586

IDEX Corp.	24,242	4,845

Illinois Tool Works, Inc.	89,968	16,253

Ingersoll Rand, Inc.	129,296	5,593

Nordson Corp.	17,170	3,645

Otis Worldwide Corp.	133,466	8,515

PACCAR, Inc.	108,655	9,093

Parker-Hannifin Corp.	40,033	9,700

Pentair PLC	48,517	1,971

Snap-on, Inc.	17,059	3,435

Stanley Black & Decker, Inc.	46,688	3,512

Westinghouse Air Brake Technologies Corp.	57,202	4,653

Xylem, Inc.	57,226	4,999

		154,118

Media – 0.7%

Charter Communications, Inc., Class A*	35,207	10,680

Comcast Corp., Class A	1,398,653	41,022

DISH Network Corp., Class A*	81,314	1,125

Fox Corp., Class A	99,697	3,059

Fox Corp., Class B	39,313	1,120

Interpublic Group of (The) Cos., Inc.	125,881	3,223

News Corp., Class A	110,482	1,669

News Corp., Class B	30,384	469

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 99.6% continued

Media – 0.7% continued

Omnicom Group, Inc.	62,330	$3,932

Paramount Global, Class B	160,379	3,054

		69,353

Metals & Mining – 0.3%

Freeport-McMoRan, Inc.	454,171	12,413

Newmont Corp.	255,671	10,746

Nucor Corp.	83,143	8,895

		32,054

Multiline Retail – 0.5%

Dollar General Corp.	72,629	17,421

Dollar Tree, Inc.*	67,040	9,124

Target Corp.	146,725	21,773

		48,318

Multi-Utilities – 0.9%

Ameren Corp.	80,928	6,519

CenterPoint Energy, Inc.	200,462	5,649

CMS Energy Corp.	92,402	5,381

Consolidated Edison, Inc.	112,590	9,656

Dominion Energy, Inc.	264,405	18,273

DTE Energy Co.	61,633	7,091

NiSource, Inc.	129,659	3,266

Public Service Enterprise Group, Inc.	157,579	8,861

Sempra Energy	99,786	14,962

WEC Energy Group, Inc.	100,183	8,959

		88,617

Oil, Gas & Consumable Fuels – 4.3%

APA Corp.	107,987	3,692

Chevron Corp.	571,950	82,172

ConocoPhillips	404,318	41,378

Coterra Energy, Inc.	256,385	6,697

Devon Energy Corp.	207,966	12,505

Diamondback Energy, Inc.	56,454	6,800

EOG Resources, Inc.	185,683	20,746

EQT Corp.	117,257	4,778

Exxon Mobil Corp.	1,323,649	115,568

Hess Corp.	88,230	9,616

Kinder Morgan, Inc.	619,631	10,311

Marathon Oil Corp.	215,202	4,859

Marathon Petroleum Corp.	158,364	15,730

Occidental Petroleum Corp.	236,675	14,544

ONEOK, Inc.	141,924	7,272

Phillips 66	151,035	12,192

Pioneer Natural Resources Co.	75,801	16,413

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	209	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 99.6% continued

Oil, Gas & Consumable Fuels – 4.3% continued

Valero Energy Corp.	125,126	$13,370

Williams (The) Cos., Inc.	387,007	11,080

		409,723

Personal Products – 0.2%

Estee Lauder (The) Cos., Inc., Class A	72,892	15,737

Pharmaceuticals – 4.6%

Bristol-Myers Squibb Co.	678,161	48,210

Catalent, Inc.*	55,065	3,984

Eli Lilly & Co.	250,297	80,934

Johnson & Johnson	835,032	136,411

Merck & Co., Inc.	806,348	69,443

Organon & Co.	81,484	1,907

Pfizer, Inc.	1,778,617	77,832

Viatris, Inc.	387,441	3,301

Zoetis, Inc.	148,425	22,010

		444,032

Professional Services – 0.4%

CoStar Group, Inc.*	125,754	8,759

Equifax, Inc.	38,504	6,601

Jacobs Solutions, Inc.	40,528	4,397

Leidos Holdings, Inc.	43,637	3,817

Nielsen Holdings PLC	114,239	3,166

Robert Half International, Inc.	35,436	2,711

Verisk Analytics, Inc.	49,851	8,501

		37,952

Real Estate Management & Development – 0.1%

CBRE Group, Inc., Class A*	103,977	7,020

Road & Rail – 0.9%

CSX Corp.	680,062	18,117

JB Hunt Transport Services, Inc.	26,377	4,126

Norfolk Southern Corp.	74,596	15,639

Old Dominion Freight Line, Inc.	29,209	7,266

Union Pacific Corp.	198,957	38,761

		83,909

Semiconductors & Semiconductor Equipment – 4.8%

Advanced Micro Devices, Inc.*	513,857	32,558

Analog Devices, Inc.	165,617	23,077

Applied Materials, Inc.	276,297	22,637

Broadcom, Inc.	128,253	56,946

Enphase Energy, Inc.*	42,858	11,892

Intel Corp.	1,304,073	33,606

KLA Corp.	45,037	13,630

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 99.6% continued

Semiconductors & Semiconductor Equipment – 4.8% continued

Lam Research Corp.	43,504	$15,923

Microchip Technology, Inc.	173,538	10,591

Micron Technology, Inc.	351,731	17,622

Monolithic Power Systems, Inc.	13,662	4,965

NVIDIA Corp.	795,280	96,539

NXP Semiconductors N.V.	82,309	12,141

ON Semiconductor Corp.*	137,597	8,576

Qorvo, Inc.*	33,868	2,689

QUALCOMM, Inc.	356,667	40,296

Skyworks Solutions, Inc.	51,661	4,405

SolarEdge Technologies, Inc.*	17,670	4,090

Teradyne, Inc.	51,333	3,858

Texas Instruments, Inc.	290,195	44,916

		460,957

Software – 8.5%

Adobe, Inc.*	148,638	40,905

ANSYS, Inc.*	27,148	6,019

Autodesk, Inc.*	68,627	12,820

Cadence Design Systems, Inc.*	87,413	14,286

Ceridian HCM Holding, Inc.*	48,611	2,716

Citrix Systems, Inc.	38,687	4,020

Fortinet, Inc.*	207,862	10,212

Intuit, Inc.	89,415	34,632

Microsoft Corp.	2,366,640	551,191

NortonLifeLock, Inc.	190,385	3,834

Oracle Corp.	482,440	29,463

Paycom Software, Inc.*	15,438	5,094

PTC, Inc.*	33,577	3,512

Roper Technologies, Inc.	33,158	11,925

Salesforce, Inc.*	316,014	45,455

ServiceNow, Inc.*	64,156	24,226

Synopsys, Inc.*	48,297	14,755

Tyler Technologies, Inc.*	13,206	4,589

		819,654

Specialty Retail – 2.2%

Advance Auto Parts, Inc.	19,116	2,989

AutoZone, Inc.*	6,189	13,256

Bath & Body Works, Inc.	69,879	2,278

Best Buy Co., Inc.	64,583	4,091

CarMax, Inc.*	50,519	3,335

Home Depot (The), Inc.	326,417	90,072

Lowe’s Cos., Inc.	202,989	38,123

O’Reilly Automotive, Inc.*	20,248	14,241

See Notes to the Financial Statements.

EQUITY FUNDS	210	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 99.6% continued

Specialty Retail – 2.2% continued

Ross Stores, Inc.	109,091	$9,193

TJX (The) Cos., Inc.	372,997	23,171

Tractor Supply Co.	35,254	6,553

Ulta Beauty, Inc.*	16,626	6,670

		213,972

Technology Hardware, Storage & Peripherals – 7.1%

Apple, Inc.	4,794,855	662,649

Hewlett Packard Enterprise Co.	407,929	4,887

HP, Inc.	289,031	7,203

NetApp, Inc.	68,994	4,267

Seagate Technology Holdings PLC	60,202	3,205

Western Digital Corp.*	99,970	3,254

		685,465

Textiles, Apparel & Luxury Goods – 0.4%

NIKE, Inc., Class B	401,752	33,394

Ralph Lauren Corp.	13,446	1,142

Tapestry, Inc.	73,875	2,100

VF Corp.	107,017	3,201

		39,837

Tobacco – 0.7%

Altria Group, Inc.	574,418	23,195

Philip Morris International, Inc.	491,569	40,805

		64,000

Trading Companies & Distributors – 0.2%

Fastenal Co.	183,024	8,426

United Rentals, Inc.*	22,227	6,004

W.W. Grainger, Inc.	14,379	7,034

		21,464

Water Utilities – 0.1%

American Water Works Co., Inc.	57,314	7,460

Wireless Telecommunication Services – 0.3%

T-Mobile U.S., Inc.*	191,177	25,650

Total Common Stocks

(Cost $3,590,823)		9,568,049

INVESTMENT COMPANIES – 0.2%

Northern Institutional Funds - U.S. Government Portfolio (Shares), 2.31%(2) (3)	17,256,438	17,256

Total Investment Companies

(Cost $17,256)		17,256

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

SHORT-TERM INVESTMENTS – 0.2%

U.S. Treasury Bill, 1.82%, 11/25/22(4) (5)	$18,960	$18,882

Total Short-Term Investments

(Cost $18,907)		18,882

Total Investments – 100.0%

(Cost $3,626,986)		9,604,187

Other Assets less Liabilities – 0.0%		2,290

NET ASSETS – 100.0%		$9,606,477

(1)	Investment in affiliate.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	7-day current yield as of September 30, 2022 is disclosed.
(4)	Discount rate at the time of purchase.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

S&P - Standard & Poor’s

Percentages shown are based on Net Assets.

At September 30, 2022, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)(1)

E-Mini S&P 500	236	$42,498	Long	12/22	$(5,306)

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

At September 30, 2022, the security types for the Fund were:

SECURITY TYPE(1)	% OF NET ASSETS

Common Stocks	99.6%

Investment Companies	0.2%

Short-Term Investments	0.2%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	211	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND continued	SEPTEMBER 30, 2022 (UNAUDITED)

securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2022:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

Common Stocks:

Software	$ 815,634	$ 4,020	$—	$ 819,654

All Other Industries(1)	8,748,395	—	—	8,748,395

Total Common Stocks	9,564,029	4,020	—	9,568,049

Investment Companies	17,256	—	—	17,256

Short-Term Investments	—	18,882	—	18,882

Total Investments	$9,581,285	$22,902	$—	$9,604,187

OTHER FINANCIAL INSTRUMENTS

Liabilities

Futures Contracts	$ (5,306)	$ —	$—	$ (5,306)

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

EQUITY FUNDS	212	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

U.S. QUALITY ESG FUND	SEPTEMBER 30, 2022 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 99.3%

Air Freight & Logistics – 0.7%

Expeditors International of Washington, Inc.	18,295	$1,615

United Parcel Service, Inc., Class B	3,025	489

		2,104

Automobiles – 2.5%

Tesla, Inc.*	29,428	7,806

Banks – 3.8%

Bank of Hawaii Corp.	22,371	1,703

Citigroup, Inc.	67,736	2,823

JPMorgan Chase & Co.	53,373	5,577

SVB Financial Group*	4,828	1,621

		11,724

Beverages – 2.7%

Brown-Forman Corp., Class B	25,589	1,703

Coca-Cola (The) Co.	118,154	6,619

		8,322

Biotechnology – 4.6%

AbbVie, Inc.	13,947	1,872

Amgen, Inc.	19,616	4,421

Biogen, Inc.*	8,483	2,265

Gilead Sciences, Inc.	46,112	2,845

Moderna, Inc.*	1,863	220

Vertex Pharmaceuticals, Inc.*	9,388	2,718

		14,341

Building Products – 2.5%

Allegion PLC	18,246	1,636

Carrier Global Corp.	48,967	1,741

Johnson Controls International PLC	5,324	262

Lennox International, Inc.	1,189	265

Masco Corp.	9,959	465

Owens Corning	21,466	1,688

Trane Technologies PLC	12,748	1,846

		7,903

Capital Markets – 2.3%

Affiliated Managers Group, Inc.	6,245	698

Ameriprise Financial, Inc.	7,181	1,809

Bank of New York Mellon (The) Corp.	47,025	1,811

BlackRock, Inc.	3,074	1,692

Janus Henderson Group PLC	52,714	1,071

		7,081

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 99.3% continued

Chemicals – 1.0%

Dow, Inc.	38,040	$1,671

Sherwin-Williams (The) Co.	7,643	1,565

		3,236

Commercial Services & Supplies – 0.3%

Rollins, Inc.	25,926	899

Communications Equipment – 0.5%

Cisco Systems, Inc.	36,587	1,464

Construction & Engineering – 0.5%

AECOM	24,381	1,667

Consumer Finance – 2.2%

Ally Financial, Inc.	24,823	691

American Express Co.	14,304	1,930

Discover Financial Services	18,510	1,683

SLM Corp.	115,373	1,614

Synchrony Financial	34,903	984

		6,902

Diversified Consumer Services – 0.5%

Terminix Global Holdings, Inc.*	41,818	1,601

Diversified Financial Services – 1.4%

Berkshire Hathaway, Inc., Class B*	4,404	1,176

Equitable Holdings, Inc.	61,220	1,613

Voya Financial, Inc.	24,559	1,486

		4,275

Electric Utilities – 0.6%

Exelon Corp.	46,885	1,756

Electrical Equipment – 0.5%

Acuity Brands, Inc.	10,705	1,686

Electronic Equipment, Instruments & Components – 0.1%

Trimble, Inc.*	4,294	233

Entertainment – 0.7%

Electronic Arts, Inc.	2,359	273

World Wrestling Entertainment, Inc., Class A	26,083	1,830

		2,103

Equity Real Estate Investment Trusts – 3.0%

American Tower Corp.	14,234	3,056

Boston Properties, Inc.	22,064	1,654

Equity Residential	2,823	190

Host Hotels & Resorts, Inc.	65,781	1,045

Prologis, Inc.	17,242	1,752

Weyerhaeuser Co.	57,267	1,635

		9,332

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	213	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

U.S. QUALITY ESG FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 99.3% continued

Food Products – 1.3%

General Mills, Inc.	27,938	$2,140

Kellogg Co.	25,676	1,789

		3,929

Health Care Equipment & Supplies – 1.8%

Abbott Laboratories	12,875	1,246

Edwards Lifesciences Corp.*	8,416	695

Hologic, Inc.*	27,505	1,775

IDEXX Laboratories, Inc.*	3,701	1,206

ResMed, Inc.	3,814	832

		5,754

Health Care Providers & Services – 2.6%

Cardinal Health, Inc.	26,585	1,773

DaVita, Inc.*	5,278	437

Enhabit, Inc.*	105,573	1,482

McKesson Corp.	5,187	1,763

Quest Diagnostics, Inc.	14,485	1,777

UnitedHealth Group, Inc.	2,038	1,029

		8,261

Hotels, Restaurants & Leisure – 0.4%

Domino’s Pizza, Inc.	1,555	482

Travel + Leisure Co.	25,488	870

		1,352

Household Products – 3.1%

Clorox (The) Co.	12,479	1,602

Colgate-Palmolive Co.	30,409	2,136

Kimberly-Clark Corp.	16,502	1,857

Procter & Gamble (The) Co.	31,814	4,017

		9,612

Industrial Conglomerates – 0.7%

3M Co.	20,846	2,304

Insurance – 2.9%

Aflac, Inc.	33,947	1,908

Allstate (The) Corp.	12,290	1,530

American International Group, Inc.	7,666	364

Lincoln National Corp.	7,918	348

MetLife, Inc.	32,128	1,953

Prudential Financial, Inc.	21,289	1,826

Travelers (The) Cos., Inc.	7,584	1,162

		9,091

Interactive Media & Services – 4.9%

Alphabet, Inc., Class A*	102,095	9,765

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 99.3% continued

Interactive Media & Services – 4.9% continued

Alphabet, Inc., Class C*	50,761	$4,881

Meta Platforms, Inc., Class A*	5,530	750

		15,396

Internet & Direct Marketing Retail – 2.0%

Amazon.com, Inc.*	53,905	6,091

IT Services – 5.0%

Accenture PLC, Class A	10,847	2,791

Cognizant Technology Solutions Corp., Class A	2,686	154

International Business Machines Corp.	32,976	3,918

Jack Henry & Associates, Inc.	1,670	305

Mastercard, Inc., Class A	22,107	6,286

Visa, Inc., Class A	9,214	1,637

Western Union (The) Co.	25,648	346

		15,437

Leisure Products – 0.5%

Hasbro, Inc.	22,769	1,535

Life Sciences Tools & Services – 2.1%

Agilent Technologies, Inc.	14,105	1,714

Mettler-Toledo International, Inc.*	1,573	1,705

Waters Corp.*	6,198	1,671

West Pharmaceutical Services, Inc.	5,787	1,424

		6,514

Machinery – 1.3%

Cummins, Inc.	9,206	1,874

Illinois Tool Works, Inc.	11,380	2,056

Otis Worldwide Corp.	4,522	288

		4,218

Media – 1.0%

Interpublic Group of (The) Cos., Inc.	60,070	1,538

Sirius XM Holdings, Inc.	283,092	1,616

		3,154

Metals & Mining – 0.2%

Steel Dynamics, Inc.	8,027	570

Multi-Utilities – 0.8%

DTE Energy Co.	12,863	1,480

Public Service Enterprise Group, Inc.	18,371	1,033

		2,513

Oil, Gas & Consumable Fuels – 2.5%

Devon Energy Corp.	31,042	1,866

Marathon Petroleum Corp.	2,932	291

ONEOK, Inc.	31,006	1,589

See Notes to the Financial Statements.

EQUITY FUNDS	214	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 99.3% continued

Oil, Gas & Consumable Fuels – 2.5% continued

Ovintiv, Inc.	7,450	$343

Targa Resources Corp.	12,354	745

Texas Pacific Land Corp.	985	1,751

Valero Energy Corp.	10,059	1,075

		7,660

Pharmaceuticals – 5.1%

Bristol-Myers Squibb Co.	76,654	5,449

Eli Lilly & Co.	14,527	4,697

Johnson & Johnson	17,685	2,889

Pfizer, Inc.	7,240	317

Zoetis, Inc.	17,295	2,565

		15,917

Professional Services – 1.1%

Nielsen Holdings PLC	64,573	1,790

Robert Half International, Inc.	23,086	1,766

		3,556

Real Estate Management & Development – 1.0%

CBRE Group, Inc., Class A*	24,533	1,656

Jones Lang LaSalle, Inc.*	10,414	1,574

		3,230

Road & Rail – 0.6%

Landstar System, Inc.	12,172	1,757

Semiconductors & Semiconductor Equipment – 3.7%

Applied Materials, Inc.	32,389	2,654

Enphase Energy, Inc.*	988	274

First Solar, Inc.*	5,007	662

Lam Research Corp.	1,292	473

NVIDIA Corp.	21,573	2,619

Texas Instruments, Inc.	31,678	4,903

		11,585

Software – 10.7%

Adobe, Inc.*	17,335	4,771

Autodesk, Inc.*	10,287	1,922

Cadence Design Systems, Inc.*	12,506	2,044

Intuit, Inc.	3,868	1,498

Manhattan Associates, Inc.*	1,453	193

Microsoft Corp.	85,395	19,888

NortonLifeLock, Inc.	79,952	1,610

Teradata Corp.*	40,682	1,264

		33,190

Specialty Retail – 4.2%

Best Buy Co., Inc.	15,880	1,006

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 99.3% continued

Specialty Retail – 4.2% continued

Home Depot (The), Inc.	21,437	$5,915

Lowe’s Cos., Inc.	20,477	3,846

Ulta Beauty, Inc.*	1,903	763

Williams-Sonoma, Inc.	12,304	1,450

		12,980

Technology Hardware, Storage & Peripherals – 7.2%

Apple, Inc.	153,805	21,256

HP, Inc.	41,953	1,045

		22,301

Textiles, Apparel & Luxury Goods – 0.8%

Carter’s, Inc.	8,088	530

Deckers Outdoor Corp.*	730	228

NIKE, Inc., Class B	11,149	927

PVH Corp.	16,989	761

		2,446

Thrifts & Mortgage Finance – 0.2%

MGIC Investment Corp.	37,726	484

Trading Companies & Distributors – 1.1%

Fastenal Co.	38,732	1,783

W.W. Grainger, Inc.	3,397	1,662

		3,445

Water Utilities – 0.1%

American Water Works Co., Inc.	2,988	389

Total Common Stocks

(Cost $307,592)		309,106

INVESTMENT COMPANIES - 0.6%

Northern Institutional Funds - U.S. Government Portfolio (Shares), 2.31%(1) (2)	1,932,310	1,932

Total Investment Companies

(Cost $1,932)		1,932

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	215	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

U.S. QUALITY ESG FUND continued	SEPTEMBER 30, 2022 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

SHORT-TERM INVESTMENTS – 0.1%

U.S. Treasury Bill, 1.82%, 11/25/22(3) (4)	$480	$478

Total Short-Term Investments

(Cost $479)		478

Total Investments – 100.0%

(Cost $310,003)		311,516

Liabilities less Other Assets – (0.0%)		(100)

NET ASSETS – 100.0%		$311,416

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(2)	7-day current yield as of September 30, 2022 is disclosed.
(3)	Discount rate at the time of purchase.
(4)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

S&P - Standard & Poor’s

Percentages shown are based on Net Assets.

At September 30, 2022, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)(1)
E-Mini S&P 500	12	$2,161	Long	12/22	$(104)

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

At September 30, 2022, the security types for the Fund were:

SECURITY T YPE(1)	% OF NET ASSETS

Common Stocks	99.3%

Investment Companies	0.6%

Short-Term Investments	0.1%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2022:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

Common Stocks(1)	$309,106	$ —	$—	$309,106

Investment Companies	1,932	—	—	1,932

Short-Term Investments	—	478	—	478

Total Investments	$311,038	$478	$—	$311,516

OTHER FINANCIAL INSTRUMENTS

Liabilities

Futures Contracts	$ (104)	$ —	$—	$ (104)

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

EQUITY FUNDS	216	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY FUNDS

NOTES TO THE FINANCIAL STATEMENTS	SEPTEMBER 30, 2022 (UNAUDITED)

1. ORGANIZATION

Northern Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust offers 41 funds as of September 30, 2022, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The Active M Emerging Markets Equity, Active M International Equity, Emerging Markets Equity Index, Global Real Estate Index, Global Sustainability Index, Global Tactical Asset Allocation, Income Equity, International Equity, International Equity Index, Large Cap Core, Large Cap Value, Mid Cap Index, Multi-Manager Global Listed Infrastructure, Multi-Manager Global Real Estate, Northern Engage360TM, Small Cap Core, Small Cap Index, Small Cap Value, Stock Index and U.S. Quality ESG Funds (each a “Fund” and collectively, the “Funds”) are separate, diversified investment portfolios of the Trust. Each of the Funds is presented herein.

The Global Tactical Asset Allocation Fund seeks to provide long-term capital appreciation and current income by investing primarily in shares of a combination of underlying mutual funds and exchange-traded funds (“ETFs”). The Fund also may invest in other unaffiliated mutual funds and ETFs (together with affiliated underlying funds and ETFs, the “Underlying Funds”) and other securities and investments not issued by mutual funds. References to the “Fund” or “Funds” herein may include references to the “Underlying Funds”, as applicable.

Except for the Global Sustainability Index, Small Cap Core and U.S. Quality ESG Funds, each Fund is authorized to issue one class of shares designated as the “Shares” class. The Global Sustainability Index, Small Cap Core and U.S. Quality ESG Funds are authorized to issue two classes of shares designated as Class K shares and Class I shares.

Northern Trust Investments, Inc. (“NTI”), an indirect subsidiary of Northern Trust Corporation, serves as the investment adviser and administrator for the Funds. The Northern Trust Company (“Northern Trust”), an affiliate of NTI, serves as transfer agent, custodian and sub-administrator to the Funds. Northern Funds Distributors, LLC, not an affiliate of NTI, is the Trust’s distributor.

2. SIGNIFICANT ACCOUNTING POLICIES

The Trust, which is an investment company, follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services-Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

The net asset value (“NAV”) of each class of each Fund is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 3:00 P.M. Central Time, on each day the NYSE is open for trading.

A) VALUATION OF SECURITIES AND DERIVATIVE CONTRACTS

Securities are valued at their fair value. Securities traded on United States (“U.S.”) securities exchanges or in the NASDAQ National Market System are principally valued at the last quoted sale price, or the official closing price (generally, 3:00 P.M. Central Time) on the exchange or market in which such securities are principally traded. If any such security is not traded on a valuation date, it is valued at the most recent quoted bid price. Over-the-counter securities not reported in the NASDAQ National Market System are also generally valued at the most recent quoted bid price. Fixed income securities, however, may be valued on the basis of evaluated prices provided by the Funds’ approved independent third-party pricing services when such prices are believed to reflect the fair value of such securities or broker provided prices. Such prices may be determined by taking into account other similar securities’ prices, yields, maturities, call features, ratings, institutional size trading in similar groups of securities and developments related to specific securities.

The values of securities of foreign issuers are generally based upon market quotations, which depending upon local convention or regulation, may be the last sale price, the last bid price or the mean between the last bid and asked price as of, in each case, the close of the appropriate exchange. Foreign fixed income securities, however, may, like domestic fixed income securities, be valued based on evaluated prices provided by independent pricing services when such prices are believed to reflect the fair value of such securities.

Shares of open-end investment companies, other than exchange-traded funds, are valued at their closing NAV. Shares of closed-end funds and exchange-traded funds are valued at their closing market price. Spot and forward foreign currency exchange contracts are generally valued using an independent pricing service. Exchange-traded futures and options are valued at the settlement price as established each day by the exchange on which they are traded. The foregoing prices may be obtained from one or more independent pricing services or, as needed or applicable, independent broker-dealers. Short-term investments with a maturity of 60 days or less are valued at their amortized cost.

The Board of Trustees (“Board”) has designated NTI as the valuation designee pursuant to Rule 2a-5 under the 1940 Act to perform fair value determinations relating to any or all Fund investments. Accordingly, any securities for which market

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quotations are not readily available or for which the available price has been determined to not represent a reliable, current market value are valued at fair value as determined in good faith by NTI. The Board oversees NTI in its role as valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act. NTI, in its discretion, may make adjustments to the prices of securities held by a Fund if an event occurs after the publication of fair values normally used on behalf of a Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance and U.S. GAAP. This may occur particularly with respect to certain foreign securities held by a Fund, in which case NTI may use adjustment factors obtained from an independent evaluation service that are intended to reflect more accurately the fair value of those securities as of the time the Fund’s NAV is calculated.

The use of fair valuation involves the risk that the values used by NTI to price a Fund’s investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

B) FUTURES CONTRACTS Certain Funds invest in long or short exchange-traded futures contracts for hedging purposes, to increase total return or to seek exposure to certain countries or currencies (i.e., for speculative purposes) or to maintain liquidity to meet potential shareholder redemptions, to invest cash balances or dividends or to minimize trading costs. When used as a hedge, a Fund may sell a futures contract in order to offset a decrease in the fair value of its portfolio securities that might otherwise result from a market decline. A Fund may do so either to hedge the value of its portfolio securities as a whole, or to protect against declines occurring prior to sales of securities in the value of the securities to be sold. Conversely, a Fund may purchase a futures contract as a hedge in anticipation of purchases of securities. In addition, a Fund may utilize futures contracts in anticipation of changes in the composition of its portfolio holdings. A Fund bears the market risk arising from changes in the value of these financial instruments. At the time a Fund enters into a futures contract, it is generally required to make a margin deposit with the custodian of a specified amount of liquid assets. Futures are marked-to-market each day with the change in value reflected in the unrealized gains or losses. Risk may arise as a result of the potential inability of the counterparties to meet the terms of their contracts. Credit risk is mitigated to the extent that the exchange on which a particular futures contract is traded assumes the risk of a counterparty defaulting on its obligations under the contract. The Statements of Operations include any realized gains or losses on closed futures contracts in Net realized gains (losses) on futures contracts, and any unrealized gains or losses on open futures contracts in Net change in unrealized appreciation (depreciation) on futures contracts.

The futures contract position and investment strategy utilized during the six months ended September 30, 2022, was as follows:

	CONTRACT POSITION	INVESTMENT STRATEGY

Active M Emerging Markets Equity	Long	Liquidity

Active M International Equity	Long	Liquidity

Emerging Markets Equity Index	Long	Liquidity

Global Real Estate Index	Long	Liquidity

Global Sustainability Index	Long	Liquidity

Income Equity	Long	Liquidity

International Equity	Long	Liquidity

International Equity Index	Long	Liquidity

Large Cap Core	Long	Liquidity

Large Cap Value	Long	Liquidity

Mid Cap Index	Long	Liquidity

Multi-Manager Global Listed Infrastructure	Long	Liquidity

Northern Engage360TM	Long	Liquidity

Small Cap Core	Long	Liquidity

Small Cap Index	Long	Liquidity

Small Cap Value	Long	Liquidity

Stock Index	Long	Liquidity

U.S. Quality ESG	Long	Liquidity

At September 30, 2022, the aggregate fair value of securities pledged to cover margin requirements for open positions for the Active M Emerging Markets Equity, Active M International Equity, Income Equity, Large Cap Core, Large Cap Value, Mid Cap Index, Multi-Manager Global Listed Infrastructure, Northern Engage 360™, Small Cap Core, Small Cap Index, Small Cap Value, Stock Index and U.S. Quality ESG Funds was approximately $1,982,000, $4,441,000, $164,000, $284,000, $149,000, $1,832,000, $4,163,000, $329,000, $1,511,000, $4,242,000, $7,259,000, $18,882,000 and $478,000, respectively. At September 30, 2022, the aggregate fair value of cash and foreign currencies to cover margin requirements for open positions for the Emerging Markets Equity Index, Global Real Estate Index, Global Sustainability Index, International Equity and International Equity Index Funds was approximately $2,600,000, $847,000, $868,000, $150,000 and $2,981,000, respectively. Further information on the impact of these positions on the Funds’ financial statements can be found in Note 10.

C) OPTIONS CONTRACTS Certain Funds buy put options and call options and write covered call options and secured put options for hedging purposes or to earn additional income. When used as a hedge, a Fund may enter into option contracts in order to hedge against adverse price movements of securities which a Fund intends to trade upon. These options may relate to particular securities, foreign and domestic securities indices, financial instruments or foreign currencies. The gains or losses on purchased options contracts are included with Net realized and unrealized gains (losses) on investments on the Statements of

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Operations. The gains or losses on written options contracts are included with Net realized and unrealized gains (losses) on options written on the Statements of Operations, if applicable.

The risks associated with purchasing an option include risk of loss of premium, change in fair value and counterparty nonperformance under the contract. Credit risk is mitigated to the extent that the exchange on which a particular options contract is traded assumes the risk of a counterparty defaulting on its obligations under the contract. Put and call options purchased are accounted for in the same manner as Fund securities.

The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

In writing an option, a Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by a Fund could result in a Fund selling or buying a security or currency at a price different from the current fair value. Further information on the impact of these positions on the Funds’ financial statements can be found in Note 10.

D) FOREIGN CURRENCY TRANSLATION Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot rates on the NYSE, generally at 3:00 P.M. Central Time. The cost of purchases and proceeds from sales of investments, interest and dividend income are translated into U.S. dollars using the spot rates on the NYSE, generally at 3:00 P.M. Central Time. The gains or losses, if any, on investments from the original purchase date to subsequent sales trade date resulting from changes in foreign exchange rates are included in the Statements of Operations in Net realized gains (losses) on investments and Net change in unrealized appreciation (depreciation) on investments. The gains or losses, if any, on translation of other assets and liabilities denominated in foreign currencies and between the trade and settlement dates on investment transactions are included in Net realized gains (losses) on foreign currency transactions and Net change in unrealized appreciation (depreciation) on foreign currency translations in the Statements of Operations.

E) FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS Certain Funds and certain of the Underlying Funds for the Global Tactical Asset Allocation Fund may enter into forward foreign currency exchange contracts for hedging and/or speculative purposes. The objective of a Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of a Fund’s foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All forward foreign currency exchange contracts are “marked-to-market” daily at the applicable exchange rates. Any resulting unrealized gains or losses are recorded in Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts in the Statements of Operations. Gains or losses are recorded for financial statement purposes as unrealized until the settlement date. Realized gains or losses, if any, are included in Net realized gains (losses) on forward foreign currency exchange contracts in the Statements of Operations.

Forward foreign currency exchange contracts are privately negotiated transactions, and can have substantial price volatility. As a result, these contracts offer less protection against default by the other party than is available for instruments traded on an exchange. When used for hedging purposes, forward foreign currency exchange contracts tend to limit any potential gain that may be realized if the value of the Fund’s or an Underlying Fund’s foreign holdings increase because of currency fluctuations. When used for speculative purposes, the contracts may result in additional losses that are not otherwise related to the changes in value of the securities held by a Fund or an Underlying Fund. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The Funds bear the market risk from changes in foreign currency exchange rates and the credit risk if the counterparty to the contract fails to perform. The institutions that deal in forward foreign currency exchange contracts are not required to continue to make markets in the currencies they trade and these markets can experience periods of illiquidity. Further information on the impact of these positions on the Funds’ financial statements can be found in Note 10.

F) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method. The interest rates reflected in the Schedules of Investments represent either the stated coupon rate, annualized yield on the date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield. Cost of investments includes amortization of premiums and accretion of discounts, if any. Dividend income, if any, is recognized on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as the information is available. Other non-cash dividends are recognized as investment income at the fair value of the property received. Distributions received from a Fund’s investments in real estate investment trusts (“REITs”) are comprised of return of capital, capital gains and income. The actual character of the amounts received during the year is not known until the fiscal year-end. A Fund records the character of distributions received from the REITs during the year based on estimates available. A

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Fund’s characterization may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

The Funds allocate all income and realized and unrealized gains or losses on a daily basis to each class of shares based upon the relative proportion of the value of shares outstanding of each class, if applicable.

G) EXPENSES Each Fund is charged for those expenses that are directly attributable to that Fund. Expenses arising in connection with a specific class of shares are charged to that class of shares. Expenses incurred which do not specifically relate to an individual fund generally are allocated among all funds in the Trust in proportion to each Fund’s relative net assets. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Expenses are recognized on an accrual basis.

H) REDEMPTION FEES The Active M Emerging Markets Equity, Active M International Equity, Emerging Markets Equity Index, Global Real Estate Index, Global Sustainability Index, International Equity, International Equity Index, Multi-Manager Global Listed Infrastructure, Multi-Manager Global Real Estate and Northern Engage360TM Funds charge a 2 percent redemption fee on the redemption of shares (including by exchange) held for 30 days or less. For the purpose of applying the fee, the Funds use a first-in, first-out (“FIFO”) method so that shares held longest are treated as being redeemed first and shares held shortest are treated as being redeemed last. The redemption fee is paid to the Fund from which the redemption is made and is intended to offset the trading, market impact and other costs associated with short-term money movements in and out of the Funds. The redemption fee may be collected by deduction from the redemption proceeds or, if assessed after the redemption transaction, through a separate billing. The Funds are authorized to waive the redemption fee for certain types of redemptions as described in the Funds’ prospectus.

Redemption fees for the six months ended September 30, 2022, were as follows:

Amounts in thousands	REDEMPTION FEES

Emerging Markets Equity Index	$–*

Global Real Estate Index	–*

Global Sustainability Index	–*

International Equity	–*

International Equity Index	–*

Multi-Manager Global Listed Infrastructure	18

*	Amounts round to less than $1,000.

Redemption fees for the fiscal year ended March 31, 2022, were as follows:

Amounts in thousands	REDEMPTION FEES

Active M Emerging Markets Equity	$–*

Active M International Equity	–*

Emerging Markets Equity Index	3

Global Real Estate Index	2

Global Sustainability Index	20

International Equity	2

International Equity Index	–*

Multi-Manager Global Listed Infrastructure	2

* Amounts round to less than $1,000.

The amounts described above are included in Payments for Shares Redeemed in Note 8—Capital Share Transactions. The impact from redemption fees paid to each Fund was less than $0.001 per share for both fiscal periods. There were no redemption fees for the six months ended September 30, 2022, for the Active M Emerging Markets Equity, Active M International Equity, Multi-Manager Global Real Estate, and Northern Engage360TM Funds, and for the fiscal year ended March 31, 2022, for the Multi-Manager Global Real Estate and Northern Engage360TM Funds.

I) DISTRIBUTIONS TO SHAREHOLDERS Distributions of dividends from net investment income, if any, are declared and paid as follows:

DECLARATION AND PAYMENT FREQUENCY

Active M Emerging Markets Equity	Annually

Active M International Equity	Annually

Emerging Markets Equity Index	Annually

Global Real Estate Index	Quarterly

Global Sustainability Index	Annually

Global Tactical Asset Allocation	Quarterly

Income Equity	Monthly

International Equity	Annually

International Equity Index	Annually

Large Cap Core	Quarterly

Large Cap Value	Annually

Mid Cap Index	Annually

Multi-Manager Global Listed Infrastructure	Quarterly

Multi-Manager Global Real Estate	Quarterly

Northern Engage360TM	Annually

Small Cap Core	Annually

Small Cap Index	Annually

Small Cap Value	Annually

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DECLARATION AND PAYMENT FREQUENCY

Stock Index	Quarterly

U.S. Quality ESG	Quarterly

Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations. The timing and character of distributions determined in accordance with federal income tax regulations may differ from financial statement amounts determined in accordance with U.S. GAAP. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts to reflect differences between financial reporting and federal income tax basis distributions. The reclassifications are reported in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and U.S. GAAP. These reclassifications relate to net operating losses, Section 988 currency gains and losses, Passive Foreign Investment Companies (“PFICs”) gains and losses, recharacterization of distributions received from investments in Master Limited Partnerships (“MLPs”), recharacterization of dividends received from investments in REITs, capital loss carryforwards, and gains or losses on in-kind transactions. These reclassifications have no impact on the net assets or the NAVs per share of the Funds. At March 31, 2022, the following reclassifications were recorded:

Amounts in thousands	UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	ACCUMULATED UNDISTRIBUTED NET REALIZED GAINS (LOSSES)	CAPITAL STOCK

Active M Emerging Markets Equity	$ 1,480	$ (1,480)	$ –

Active M International Equity	472	(472)	–

Emerging Markets Equity Index	10,911	(10,911)	–

Global Real Estate Index	1,554	(1,554)	–

Global Sustainability Index	(299)	299	–

Income Equity	(9)	9	–

International Equity	(4)	4	–

International Equity Index	5,650	(6,577)	927

Mid Cap Index	(2,403)	2,403	–

Multi-Manager Global Listed Infrastructure	(2,068)	2,068	–

Multi-Manager Global Real Estate	493	(493)	–

Northern Engage360TM	(62)	(116)	178

Small Cap Core	(2,136)	2,136	–

Small Cap Index	(1,384)	1,295	89

Small Cap Value	3	(3)	–

Stock Index	(296)	(120)	415

J) FEDERAL INCOME TAXES No provision for federal income taxes has been made since each Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and capital gains to its shareholders. Certain Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are recorded. Taxes accrued on unrealized gains are reflected as a liability on the Statements of Assets and Liabilities under the caption Deferred foreign capital gains tax payable and as a reduction in Net change in unrealized appreciation (depreciation) on investments on the Statements of Operations. When assets subject to capital gains tax are sold, accrued taxes are relieved, and the actual amount of the taxes paid is reflected on the Statements of Operations as a reduction in Net realized gains (losses) on Investments. Certain Funds seek to recover a portion of foreign withholding taxes applied to income earned in jurisdictions where favorable treaty rates for US investors are available. The portion of such taxes believed to be recoverable, if any, is reflected as an asset on the Statements of Assets and Liabilities under the caption Receivable for foreign tax reclaims.

For the period from November 1, 2021, through the fiscal year ended March 31, 2022, the following Funds incurred net capital losses and/or late year ordinary losses for which each Fund intends to treat as having been incurred in the following fiscal year:

Amounts in thousands

Active M Emerging Markets Equity	$4,559

Active M International Equity	1,425

Northern Engage360TM	1,576

During the fiscal year ended March 31, 2022, the International Equity, International Equity Index and Large Cap Value Funds utilized approximately $4,916,000, $45,694,000 and $2,037,000, respectively, in capital loss carryforwards.

During the taxable year ended November 30, 2021, the Global Real Estate Index and Multi-Manager Global Real Estate Funds utilized approximately $7,465,000 and $10,129,000, respectively, in capital loss carryforwards.

Capital losses incurred that will be carried forward indefinitely are as follows:

Amounts in thousands	SHORT-TERM CAPITAL LOSS CARRYFORWARD	LONG-TERM CAPITAL LOSS CARRYFORWARD

Emerging Markets Equity Index	$34,546	$290,582

International Equity	16,327	25,594

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Amounts in thousands	SHORT-TERM CAPITAL LOSS CARRYFORWARD	LONG-TERM CAPITAL LOSS CARRYFORWARD

International Equity Index	$ 7,724	$ 572,515

At November 30, 2021, the Global Real Estate Index Fund’s most recent tax year end, the non-expiring short-term capital losses were approximately $1,418,000 and long-term capital losses were approximately $126,937,000. The Fund may offset future capital gains with these capital loss carryforwards.

At March 31, 2022, the tax components of undistributed net investment income, undistributed realized gains and unrealized gains (losses) were as follows:

	UNDISTRIBUTED

Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS	UNREALIZED GAINS (LOSSES)

Active M Emerging Markets

Equity	$ 562	$ –	$ 31,890

Active M International Equity	6,821	1	97,948

Emerging Markets Equity Index	7,580	–	516,877

Global Sustainability Index	4,816	1,537	383,031

Global Tactical Asset Allocation	243	4,242	9,279

Income Equity	130	2,026	58,831

International Equity	3,200	–	5,913

International Equity Index	29,860	–	1,419,337

Large Cap Core	1,096	5,341	106,910

Large Cap Value	1,808	2,072	7,647

Mid Cap Index	7,364	112,365	803,187

Northern Engage360TM	–	38,548	27,878

Small Cap Core	1,348	1,295	195,331

Small Cap Index	1,638	36,580	452,527

Small Cap Value	683	15,787	890,990

Stock Index	4,905	108,611	8,576,669

U.S. Quality ESG	337	8,279	76,178

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax components of undistributed net ordinary income, net long-term capital gains and unrealized gains (losses) at November 30, 2021, the Global Real Estate Index, Multi-Manager Global Listed Infrastructure and Multi-Manager Global Real Estate Funds’ last tax year end, were as follows:

	UNDISTRIBUTED

Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS	UNREALIZED GAINS (LOSSES)

Global Real Estate Index	$16,742	$ –	$409,371

Multi-Manager Global Listed Infrastructure	20,424	64,084	45,176

UNDISTRIBUTED

Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS	UNREALIZED GAINS (LOSSES)

Multi-Manager Global Real Estate	$ 2,154	$ 1,507	$ 39,397

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2022, was as follows:

	DISTRIBUTIONS FROM

Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS

Active M Emerging Markets Equity	$ 26,918	$ 61,241

Active M International Equity	12,650	54,777

Emerging Markets Equity Index	63,000	–

Global Sustainability Index	21,028	46,004

Global Tactical Asset Allocation	2,949	3,287

Income Equity	5,331	16,400

International Equity	4,000	–

International Equity Index	179,350	–

Large Cap Core	15,244	24,926

Large Cap Value	3,869	1,428

Mid Cap Index	72,709	173,392

Northern Engage360TM	8,986	23,820

Small Cap Core	5,041	70,514

Small Cap Index	29,796	144,322

Small Cap Value	31,556	340,449

Stock Index	177,611	241,617

U.S. Quality ESG	11,897	15,406

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2021, was as follows:

	DISTRIBUTIONS FROM

Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS

Active M Emerging Markets Equity	$ 4,000	$ 26,239

Active M International Equity	5,234	–

Emerging Markets Equity Index	56,778	–

Global Sustainability Index	15,377	22

Global Tactical Asset Allocation	3,162	4,405

Income Equity	2,508	8,206

International Equity	5,764	–

International Equity Index	103,477	–

Large Cap Core	3,348	–

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	DISTRIBUTIONS FROM

Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS

Large Cap Value	$ 855	$ –

Mid Cap Index	34,067	72,629

Northern Engage360TM	3,438	–

Small Cap Core	3,468	19,725

Small Cap Index	18,255	32,489

Small Cap Value	39,652	12,338

Stock Index	151,659	256,239

U.S. Quality ESG	2,271	1,369

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

In addition to the ordinary income distribution, during the fiscal year ended March 31, 2022, the Northern Engage360TM Fund utilized equalization accounting for tax purposes whereby a portion of redemption payments were treated as distributions of ordinary income for the Fund in the amount of approximately $178,000.

The tax character of distributions paid during the Global Real Estate Index, the Multi-Manager Global Listed Infrastructure and the Multi-Manager Global Real Estate Funds’ tax years ended November 30, 2021 and November 30, 2020 was designated for the purpose of the dividends paid deductions as follows:

	NOVEMBER 30, 2021 AND NOVEMBER 30, 2020 DISTRIBUTIONS FROM

Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS	RETURN OF CAPITAL

Global Real Estate Index (2021)	$ 29,859	$ –	$ –

Global Real Estate Index (2020)	75,463**	–	22,242**

Multi-Manager Global Listed Infrastructure (2021)	18,097	9,732	–

Multi-Manager Global Listed Infrastructure (2020)	23,341	–	–

Multi-Manager Global Real Estate (2021)	3,548	–	–

Multi-Manager Global Real Estate (2020)	3,978	–	–

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.
**	The tax character of distributions paid during the tax year ended November 30, 2020 have been restated from what was previously reported as $95,705 and $0, respectively.

The Global Real Estate Index, the Multi-Manager Global Listed Infrastructure and the Multi-Manager Global Real Estate Funds have a tax year end of November 30th, as such, the information in this section is as of each Fund’s tax year end. The tax character of distributions paid for the period December 1, 2021 through March 31, 2022 will be determined at the end of its tax year ending November 30, 2022.

Above figures may differ from those cited elsewhere in this report due to differences in the timing and amounts determined in accordance with federal income tax regulations versus financial statement amounts determined in accordance with U.S. GAAP. The final tax character of the Funds’ distributions is reported on IRS Form 1099-DIV.

As of March 31, 2022, no Fund had uncertain tax positions that would require financial statement recognition or disclosure. The Funds’ federal tax returns remain subject to examination by the Internal Revenue Service for three years after they are filed. Interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Funds will be recorded as Interest expense and Other expenses, respectively, on the Statements of Operations.

K) OTHER RISKS Certain Funds may invest in emerging market securities. Additional risks are involved when a Fund invests its assets in countries with emerging economies or securities markets. These countries generally are located in the Asia and Pacific regions, the Middle East, Eastern Europe, Central America, South America and Africa. Political and economic structures in many of these countries may lack the social, political and economic stability characteristics of more developed countries. In general, the securities markets of these countries are less liquid, subject to greater price volatility and have smaller market capitalizations. As a result, the risks presented by investments in these countries are heightened.

The Multi-Manager Global Listed Infrastructure Fund invests in MLPs. The benefits derived from the Fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes. If any of the MLPs held by the Fund were treated as corporations for U.S. federal income tax purposes, the after-tax return to the Fund with respect to its investments in such MLPs would be materially reduced, causing a decline in the value of the common stock. The Fund must include its allocable share of an MLP’s taxable income in its reportable taxable income, whether or not it receives a distribution in cash from the MLP. In such case, the Fund may have to liquidate securities to make required distributions to shareholders.

3. SERVICE PLAN

The Trust has adopted a Service Plan pursuant to which the Trust may enter into agreements with Northern Trust, its affiliates or other institutions (together “Service Organizations”) under which the Service Organizations agree to provide certain administrative support services and, in some cases, personal and account maintenance services for their customers, who are beneficial owners of shares of the Funds. As compensation for services provided pursuant to the Service Plan, the Service Organizations

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EQUITY FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

receive a fee at an annual rate of up to 0.15 percent of the average daily net assets of the Shares class or Class I shares of the Funds, as applicable, beneficially owned by their customers.

NTI has contractually agreed to limit payments of service fees from Class I shares of the Global Sustainability Index, Small Cap Core and U.S. Quality ESG Funds to an annual rate of 0.05 percent, 0.10 percent and 0.10 percent, respectively, of the average daily net assets of the Class I shares of these Funds. There is no service fee permitted by Class K shares of the Global Sustainability Index, Small Cap Core and U.S. Quality ESG Funds.

There were no shareholder servicing fees paid by the Funds to Northern Trust or its affiliates during the six months ended September 30, 2022.

Service Plan expenses, if any, are included in the Statements of Operations under Shareholder servicing fees for the six months ended September 30, 2022.

4. BANK BORROWINGS

The Trust and Northern Institutional Funds, a registered investment company also advised by NTI, jointly entered into a $250,000,000 senior unsecured revolving credit facility on November 15, 2021, which is administered by Citibank, N.A., for liquidity and other purposes (the “Credit Facility”). The interest rate charged under the Credit Facility is equal to the sum of (i) the Federal Funds Rate plus (ii) if Adjusted Term Secured Overnight Financing Rate (SOFR) (but in no event less than 0 percent) on the date of borrowing exceeds such Federal Funds Rate, the amount by which it so exceeds, plus (iii) 1.00 percent per annum. In addition, there is an annual commitment fee of 0.15 percent on the average unused portion of the credit line under the Credit Facility, payable quarterly in arrears, which is included in Other expenses on the Statements of Operations.

During the six months ended September 30, 2022, the following Funds had borrowings with the average loan amounts and weighted average interest rates as disclosed below:

Amounts in thousands	DOLLAR AMOUNT	RATE

Emerging Markets Equity Index	$3,800	3.39%

Global Tactical Asset Allocation	314	1.94

International Equity Index	3,000	3.40

Large Cap Core	175	2.01

Stock Index	800	3.40

U.S. Quality ESG	300	1.41

No other Funds had any borrowings or incurred any interest expense during the six months ended September 30, 2022. There were no outstanding loan amounts at September 30, 2022.

5. MANAGEMENT AND OTHER AGREEMENTS

As compensation for advisory services (asset allocation services for the Global Tactical Asset Allocation Fund), administration services and the assumption of related expenses, NTI is entitled to a management fee, computed daily and payable monthly, at the annual rates set forth in the table below (expressed as a percentage of each Fund’s respective average daily net assets).

With respect to the Global Sustainability Index, Small Cap Core, and U.S. Quality ESG Funds, NTI has contractually agreed to reimburse a portion of the operating expenses of the Fund or Class so that after such reimbursement the total annual fund operating expenses of the Fund or Class expressed as a percentage of average daily net assets shall not exceed the corresponding amount set forth set forth below, excluding (i) acquired fund fees and expenses; (ii) service fees; (iii) the compensation paid to each Trustee of the Trust that is not an “interested person” (as defined in the 1940 Act); (iv) expenses of third party consultants engaged by the Board of Trustees; (v) membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum; (vi) expenses in connection with the negotiation and renewal of the revolving credit facility; and (vii) extraordinary expenses and interest. NTI shall first reimburse management fees payable by the Fund or Class and then reimburse other operating expenses of the Fund or Class to the extent the amount of difference between the respective Fund’s or Class’s operating expenses and its Expense Limit exceeds the management fees payable by the Fund or Class.

With respect to the Emerging Markets Equity Index, International Equity Index, Mid Cap Index, Small Cap Index, and Stock Index Funds, NTI has contractually agreed to reimburse a portion of the operating expenses of the Fund or Class so that after such reimbursement the total annual fund operating expenses, including any acquired fund fees and expenses, of the Fund or Class expressed as a percentage of average daily net assets shall not exceed the corresponding amount set forth below, excluding extraordinary expenses. NTI shall first reimburse management fees payable by the Fund or Class and then reimburse other operating expenses of the Fund or Class to the extent the amount of difference between the respective Fund’s or Class’s operating expenses and its Expense Limit exceeds the management fees payable by the Fund or Class.

For all other Funds, NTI has contractually agreed to reimburse a portion of the operating expenses of the Fund or Class so that after such reimbursement the total annual fund operating expenses of the Fund or Class expressed as a percentage of average daily net assets shall not exceed the corresponding amount set forth below, excluding (i) acquired fund fees and expenses; (ii) the compensation paid to each Trustee of the Trust that is not an “interested person” (as defined in the 1940 Act); (iii) expenses of third party consultants engaged by the Board of Trustees; (iv) membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum; (v) expenses in connection with

EQUITY FUNDS	224	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY FUNDS

SEPTEMBER 30, 2022 (UNAUDITED)

the negotiation and renewal of the revolving credit facility; and (vi) extraordinary expenses and interest. NTI shall first reimburse management fees payable by the Fund or Class and then reimburse other operating expenses of the Fund or Class to the extent the amount of difference between the respective Fund’s or Class’s operating expenses and its Expense Limit exceeds the management fees payable by the Fund or Class.

Prior to September 1, 2022, NTI contractually agreed to reimburse a portion of the operating expenses of each Fund (other than certain excepted expenses, i.e., acquired fund fees and expenses, service fees for the Global Sustainability Index, Small Cap Core and U.S. Quality ESG Funds, the compensation paid to each Trustee of the Trust that is not an “interested person” (as defined in the 1940 Act), expenses of third-party consultants engaged by the Board of Trustees, membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum, expenses in connection with the negotiation and renewal of the revolving credit facility, extraordinary expenses and interest) as shown on the accompanying Statements of Operations, to the extent the total annual fund operating expenses of the Funds exceeded their expense limitations.

Prior to July 29, 2022, NTI contractually agreed to reimburse a portion of operating expenses of Northern Engage360™ Fund and U.S. Quality ESG Fund (other than acquired fund fees and extraordinary expenses for the Northern Engage360™ Fund and other than service fees and extraordinary expenses for the U.S. Quality ESG Fund) as shown on the accompanying Statements of Operations, to the extent the total annual fund operating expenses of the Funds exceeded their expense limitations.

The total annual fund operating expenses after expense reimbursement for each Fund may be higher than the contractual limitation as a result of certain excepted expenses that are not reimbursed. The amount of the reimbursement, if any, is included in Less expenses reimbursed by investment adviser as a reduction to Total Expenses in the Statements of Operations.

At September 30, 2022, the annual management fees and contractual expense limitations for the Funds were based on the following annual rates as set forth in the table below.

	CONTRACTUAL

	ANNUAL MANAGEMENT FEES	EXPENSE LIMITATIONS

Emerging Markets Equity Index	0.1400%	0.1549%

Global Real Estate Index	0.4000%	0.4700%

Global Sustainability Index	0.1800%	0.2400%

Global Tactical Asset Allocation	0.2300%	0.2500%

Income Equity	0.4600%	0.4800%

International Equity	0.4700%	0.4900%

International Equity Index	0.0900%	0.1049%

	CONTRACTUAL

	ANNUAL MANAGEMENT FEES	EXPENSE LIMITATIONS

Large Cap Core	0.4400%	0.4500%

Large Cap Value	0.5300%	0.5500%

Mid Cap Index	0.0900%	0.1049%

Small Cap Core	0.4700%	0.4900%

Small Cap Index	0.0900%	0.1049%

Small Cap Value	0.9500%	1.0000%

Stock Index	0.0400%	0.0549%

U.S. Quality ESG	0.3700%	0.3900%

	CONTRACTUAL ANNUAL MANAGEMENT FEES			CONTRACTUAL EXPENSE LIMITATIONS
	FIRST $1 BILLION	NEXT $1 BILLION	OVER $2 BILLION

Active M Emerging Markets Equity	1.08%	1.048%	1.017%	1.10%

Active M International Equity	0.82%	0.795%	0.771%	0.84%

Multi-Manager Global Listed Infrastructure	0.90%	0.873%	0.847%	0.96%

Multi-Manager Global Real Estate	0.89%	0.863%	0.837%	0.91%

Northern Engage360TM	0.68%	0.660%	0.640%	0.70%

Prior to September 1, 2022, the annual management fees and contractual expense limitations for the Funds below were based on the following annual rates as set forth in the table below.

	CONTRACTUAL

	ANNUAL MANAGEMENT FEES	EXPENSE LIMITATIONS

Emerging Markets Equity Index	0.21%	0.30%

International Equity Index	0.18%	0.24%

Mid Cap Index	0.13%	0.15%

Small Cap Index	0.13%	0.15%

Stock Index	0.08%	0.10%

Prior to July 29, 2022, the annual management fees and contractual expense limitations for the Funds below were based on the following annual rates as set forth in the table below.

	CONTRACTUAL

	ANNUAL MANAGEMENT FEES	EXPENSE LIMITATIONS

Global Real Estate Index	0.40%	0.50%

Global Sustainability Index	0.18%	0.25%

International Equity	0.48%	0.50%

International Equity Index	0.18%	0.25%

NORTHERN FUNDS SEMIANNUAL REPORT	225	EQUITY FUNDS

EQUITY FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

	CONTRACTUAL ANNUAL MANAGEMENT FEES			CONTRACTUAL EXPENSE LIMITATIONS
	FIRST $1 BILLION	NEXT $1 BILLION	OVER $2 BILLION

Income Equity	0.95%	0.922%	0.894%	1.00%

Multi-Manager Global Listed Infrastructure	0.90%	0.873%	0.847%	1.00%

The contractual reimbursement arrangements described above may not be terminated before July 31, 2023 without the approval of the Board of Trustees. The contractual reimbursement arrangements will continue automatically thereafter for periods of one year (each such one-year period, a “Renewal Year”). The arrangements may be terminated, as to any succeeding Renewal Year, by NTI or a Fund upon 60 days’ written notice prior to the end of the current Renewal Year.

In addition, during the six months ended September 30, 2022, NTI reimbursed certain additional expenses that may be excepted expenses. Amounts waived or reimbursed by the Investment Adviser pursuant to voluntary or contractual agreements may not be recouped by the Investment Adviser.

Pursuant to the Management Agreement with the Trust, NTI is responsible for performing and overseeing investment management services to the Funds.

The Active M Emerging Markets Equity, Active M International Equity, Multi-Manager Global Listed Infrastructure, Multi-Manager Global Real Estate and Northern Engage360™ Funds are managed by NTI and one or more investment sub-advisers unaffiliated with NTI (each a “Sub-Adviser” and together, the “Sub-Advisers”). In addition to selecting the overall investment strategies of the Funds, NTI oversees and monitors the selection and performance of any Sub-Advisers and allocates resources among the Sub-Advisers. The Sub-Advisers manage each sub-advised Fund’s investment portfolio pursuant to Sub-Advisory Agreements with NTI.

As of September 30, 2022, Axiom Investors LLC, Ashmore Investment Management Limited and Westwood Global Investments, LLC are the Sub-Advisers for the Active M Emerging Markets Equity Fund.

As of September 30, 2022, Causeway Capital Management LLC, Polen Capital Management, LLC, Victory Capital Management Inc., WCM Investment Management, LLC and Wellington Management Company LLP are the Sub-Advisers for the Active M International Equity Fund.

As of September 30, 2022, First Sentier Investors (Australia) IM Ltd., Lazard Asset Management LLC and KBI Global Investors (North America), Ltd. are the Sub-Advisers for the Multi-Manager Global Listed Infrastructure Fund.

As of September 30, 2022, Janus Henderson Investors US LLC (formerly Janus Capital Management, LLC) and Massachusetts Financial Services Company are the Sub-Advisers for the Multi-Manager Global Real Estate Fund.

As of September 30, 2022, Ariel Investments, LLC, Aristotle Capital Management, LLC, EARNEST Partners, LLC, Mar Vista Investment Partners, LLC and Boston Common Asset Management, LLC are the Sub-Advisers for the Northern Engage360™ Fund.

NTI is responsible for payment of sub-advisory fees to these Sub-Advisers.

As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, computed daily and payable monthly, at an annual rate of 0.0385 percent of the average daily net assets of each Fund.

NTI has entered into a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Funds. NTI pays Northern Trust for its sub-administration services out of NTI’s management fees. Northern Trust also performs certain administrative services for certain Sub-Advisers pursuant to separate agreements with such Sub-Advisers.

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Funds have entered into an expense offset arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses, unless such uninvested cash balances receive a separate type of return.

Northern Funds Distributors, LLC, the distributor for the Funds, received no compensation from the Funds under its distribution agreement. However, it received compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Funds. The Trust provided a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Prior to August 22, 2013, under the deferred compensation plan, Trustees may have elected to defer all or a portion of their compensation. Effective August 22, 2013, the Trustees may no longer defer their compensation. Any amounts deferred and invested under the plan shall remain invested pursuant to the terms of the plan. Each Trustee’s account shall be deemed to be invested in shares of the Northern Institutional Funds U.S. Government Portfolio (the “Portfolio”) and/or the Global Tactical Asset Allocation Fund and/or, at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of

EQUITY FUNDS	226	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY FUNDS

SEPTEMBER 30, 2022 (UNAUDITED)

Rule 2a-7 under the 1940 Act or one or more short-term fixed-income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

6. RELATED PARTY TRANSACTIONS

Each Fund may invest its uninvested cash in a money market fund advised by NTI or its affiliates. Accordingly, each Fund bears indirectly a proportionate share of that money market fund’s operating expenses. These operating expenses include the management, transfer agent and custody fees that the money market fund pays to NTI and/or its affiliates. At September 30, 2022, the uninvested cash of the Funds is invested in the Portfolio. The total annual portfolio operating expenses after expense reimbursement (other than certain excepted expenses as described in the fees and expenses table of the Portfolio’s prospectus) on any assets invested in the Portfolio is 0.25 percent. For the six months ended September 30, 2022, NTI reimbursed each Fund for a portion of the management fees attributable to and payable by the Funds for advisory services on any assets invested in an affiliated money market fund. This reimbursement is included in Less expenses reimbursed by the investment adviser as a reduction to Total Expenses in the Statements of Operations. This reimbursement’s impact on each Fund’s net expense and net investment income ratios is included in each Fund’s Financial Highlights.

The Funds are permitted to purchase and sell securities from or to certain affiliated funds or portfolios under specific conditions outlined in Rule 17a-7 Procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price as defined in the Rule 17a-7 Procedures. For the six months ended September 30, 2022, there were no Funds engaged in purchases and/or sales of securities from an affiliated entity.

NTI or the Sub-Advisers may, from time to time, effect trades on behalf of and for the account of the Funds with brokers or dealers that are affiliated with NTI, in conformity with Rule 17e-1 under the 1940 Act and SEC rules and regulations. Under these provisions, any commissions paid to affiliated brokers or dealers must be reasonable and fair compared to the commissions charged by other brokers or dealers in comparable transactions. For the six months ended September 30, 2022, Northern Engage 360™ paid Northern Trust Securities, Inc., an affiliate of NTI approximately $6,000 in brokerage commissions.

During the six months ended September 30, 2022, the Global Real Estate Index Fund received reimbursements from Northern Trust of approximately $10,000 in connection with an error. The reimbursement is included in Capital share transactions on the Statements of Changes in Net Assets. The cash contribution represents less than $0.01 per share and had no effect on the Fund’s total return.

During the fiscal year ended March 31, 2022, the Active M Emerging Markets Equity, Active M International Equity, Emerging Markets Equity Index, Global Real Estate Index, Global Tactical Asset Allocation, International Equity, International Equity Index, Multi-Manager Global Listed Infrastructure and Multi-Manager Global Real Estate Funds received reimbursements from Northern Trust of approximately $14,000, $20,000, $10,000, $7,000, $1,000, $5,000, $6,000, $13,000 and $1,000, respectively, in connection with errors. The Global Sustainability Index and Northern Engage360™ Funds each received reimbursements of less than $1,000 in connection with errors. These reimbursements are included in Net investment income in the Statements of Changes in Net Assets and Financial Highlights. These cash contributions represent less than $0.01 per share for each of the Funds.

During the fiscal year ended March 31, 2022, the Stock Index Fund received reimbursements from Northern Trust of approximately $2,000 in connection with an error. This reimbursement is included in Capital share transactions in the Statements of Changes in Net Assets. The cash contribution represents less than $0.01 per share and had no effect on the Fund’s total return.

Certain uninvested foreign currency balances of the Funds may pay/receive a return to/from Northern Trust based on a market return it pays/receives less an administrative fee. For the six months ended September 30, 2022, the Active M International Equity, Global Real Estate Index, Global Sustainability Index, International Equity, International Equity Index, Multi-Manager Global Listed Infrastructure and Northern Engage 360™ Funds paid Northern Trust approximately $3,000, $5,000, $8,000, $2,000, $24,000, $3,000, and $1,000, respectively. The Active M Emerging Markets Equity, Emerging Markets Equity Index and Multi-Manager Global Real Estate Funds each paid amounts to Northern Trust of less than $1,000. The Emerging Markets Equity Index and International Equity Index Funds each received amounts from Northern Trust of approximately $1,000. The Active M Emerging Markets Equity, Active M International Equity, Global Real Estate Index, Global Sustainability Index, International Equity, Multi-Manager Global Listed Infrastructure, Multi-Manager Global Real Estate and Northern Engage 360™ Funds each received amounts from Northern Trust of less than $1,000. These amounts are included in Dividend income or Interest income on the Funds’ Statements of Operations.

NORTHERN FUNDS SEMIANNUAL REPORT	227	EQUITY FUNDS

EQUITY FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

7. INVESTMENT TRANSACTIONS

For the six months ended September 30, 2022, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Funds were as follows:

	PURCHASES		SALES

Amounts in thousands	U.S. GOVERNMENT	OTHER	U.S. GOVERNMENT	OTHER

Active M Emerging Markets Equity	$–	$139,044	$–	$193,858

Active M International Equity	–	129,502	–	169,569

Emerging Markets Equity Index	–	443,145	–	682,163

Global Real Estate Index	–	67,605	–	97,262

Global Sustainability Index	–	275,019	–	181,414

Global Tactical Asset Allocation	–	25,473	–	30,526

Income Equity	–	34,983	–	38,676

International Equity	–	39,636	–	38,441

International Equity Index	–	366,228	–	511,069

Large Cap Core	–	74,591	–	85,895

Large Cap Value	–	24,865	–	26,016

Mid Cap Index	–	137,042	–	244,900

Multi-Manager Global Listed Infrastructure	–	274,366	–	230,114

Multi-Manager Global Real Estate	–	38,843	–	52,141

Northern Engage360™	–	40,807	–	62,076

Small Cap Core	–	28,689	–	42,876

Small Cap Index	–	132,741	–	214,504

Small Cap Value	–	177,081	–	440,027

Stock Index	–	163,903	–	374,926

U.S. Quality ESG	–	92,185	–	172,811

The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on certain foreign currency contracts, the deferral of post-October currency and capital losses for tax purposes and the timing of income recognition on investments in REITs and PFICs.

At September 30, 2022, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments (including the effects of foreign currency translation and derivative instruments, if any) and the cost basis of investments (including derivative instruments, if any) were as follows:

Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION (DEPRECIATION)	COST BASIS OF INVESTMENTS

Active M Emerging Markets Equity	$13,858	$(38,457)	$(24,599)	$207,704

Active M International Equity	43,469	(80,834)	(37,365)	439,252

Emerging Markets Equity Index	360,201	(195,078)	165,123	1,138,862

Global Real Estate Index	155,793	(154,574)	1,219	1,024,941

Global Sustainability Index	150,878	(109,081)	41,797	1,166,690

Global Tactical Asset Allocation	1,479	(12,629)	(11,150)	113,455

Income Equity	31,666	(9,314)	22,352	106,135

International Equity	1,724	(19,486)	(17,762)	112,416

International Equity Index	783,717	(454,308)	329,409	3,196,385

Large Cap Core	60,097	(13,193)	46,904	178,808

Large Cap Value	2,598	(7,888)	(5,290)	59,760

Mid Cap Index	528,810	(191,805)	337,005	1,539,149

Multi-Manager Global Listed Infrastructure	26,980	(159,786)	(132,806)	1,041,561

Multi-Manager Global Real Estate	5,541	(26,242)	(20,701)	158,151

Northern Engage360™	17,896	(47,484)	(29,588)	270,614

Small Cap Core	130,707	(47,300)	83,407	314,107

Small Cap Index	345,658	(201,724)	143,934	1,019,228

Small Cap Value	533,817	(61,917)	471,900	1,160,027

Stock Index	6,022,166	(146,563)	5,875,603	3,723,278

U.S. Quality ESG	27,766	(29,634)	(1,868)	313,280

EQUITY FUNDS	228	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY FUNDS

SEPTEMBER 30, 2022 (UNAUDITED)

8. CAPITAL SHARE TRANSACTIONS

Transactions in Shares class for the six months ended September 30, 2022, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENTS OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS

Active M Emerging Markets Equity	2,247	$31,597	–	$ –	(7,108)	$(95,598)	(4,861)	$(64,001)

Active M International Equity	495	5,024	–	–	(6,119)	(63,172)	(5,624)	(58,148)

Emerging Markets Equity Index	27,852	297,448	–	–	(51,090)	(549,596)	(23,238)	(252,148)

Global Real Estate Index	7,840	77,505	412	3,835	(12,892)	(126,091)	(4,640)	(44,751)

Global Tactical Asset Allocation	136	1,714	90	1,135	(654)	(8,296)	(428)	(5,447)

Income Equity	200	2,857	95	1,276	(582)	(8,006)	(287)	(3,873)

International Equity	2,070	17,953	–	–	(2,272)	(19,541)	(202)	(1,588)

International Equity Index	22,506	266,714	–	–	(42,699)	(508,672)	(20,193)	(241,958)

Large Cap Core	454	10,413	69	1,489	(838)	(19,513)	(315)	(7,611)

Large Cap Value	95	1,907	–	–	(185)	(3,645)	(90)	(1,738)

Mid Cap Index	5,274	106,576	–	6	(12,028)	(246,483)	(6,754)	(139,901)

Multi-Manager Global Listed Infrastructure	17,026	209,792	723	8,301	(14,340)	(171,096)	3,409	46,997

Multi-Manager Global Real Estate	408	4,692	55	561	(1,842)	(20,548)	(1,379)	(15,295)

Northern Engage360™	11	107	–	–	(2,364)	(24,769)	(2,353)	(24,662)

Small Cap Index	5,612	71,096	–	–	(12,241)	(156,267)	(6,629)	(85,171)

Small Cap Value	5,784	110,946	–	1	(22,301)	(433,166)	(16,517)	(322,219)

Stock Index	8,849	390,892	430	17,772	(15,813)	(706,669)	(6,534)	(298,005)

Transactions in Shares class for the fiscal year ended March 31, 2022, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENTS OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS

Active M Emerging Markets Equity	4,789	$83,852	3,643	$ 59,348	(7,854)	$(145,435)	578	$(2,235)

Active M International Equity	3,398	44,169	3,632	44,598	(9,327)	(116,046)	(2,297)	(27,279)

Emerging Markets Equity Index	30,388	410,080	720	9,354	(39,139)	(517,145)	(8,031)	(97,711)

Global Real Estate Index	15,557	180,254	704	8,196	(21,938)	(253,509)	(5,677)	(65,059)

Global Tactical Asset Allocation	3,659	52,171	342	4,768	(3,427)	(47,964)	574	8,975

Income Equity	993	15,451	1,342	20,546	(1,542)	(24,207)	793	11,790

International Equity	3,095	31,587	141	1,399	(1,350)	(13,514)	1,886	19,472

International Equity Index	41,169	600,791	2,110	30,029	(70,587)	(987,660)	(27,308)	(356,840)

Large Cap Core	874	23,694	1,409	36,999	(1,749)	(47,021)	534	13,672

Large Cap Value	259	5,546	241	5,090	(447)	(9,597)	53	1,039

Mid Cap Index	13,814	328,739	9,174	207,702	(20,355)	(488,984)	2,633	47,457

Multi-Manager Global Listed Infrastructure	9,565	124,082	6,773	85,437	(22,004)	(292,240)	(5,666)	(82,721)

Multi-Manager Global Real Estate	1,420	18,175	281	3,656	(1,541)	(19,670)	160	2,161

Northern Engage360™	245	2,929	2,418	32,114	(4,872)	(67,757)	(2,209)	(32,714)

Small Cap Index	17,574	275,905	9,911	147,872	(14,056)	(230,658)	13,429	193,119

Small Cap Value	24,236	540,597	17,810	365,098	(58,070)	(1,303,052)	(16,024)	(397,357)

Stock Index	20,853	1,020,833	5,102	259,846	(27,450)	(1,346,130)	(1,495)	(65,451)

NORTHERN FUNDS SEMIANNUAL REPORT	229	EQUITY FUNDS

EQUITY FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

Transactions in Class K shares for the six months ended September 30, 2022, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENTS OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS

Global Sustainability Index	7,910	$133,984	–	$ –	(3,703)	$(69,378)	4,207	$64,606

Small Cap Core	197	5,067	–	–	(679)	(16,958)	(482)	(11,891)

U.S. Quality ESG	1,806	28,170	43	624	(7,471)	(112,010)	(5,622)	(83,216)

Transactions in Class K shares for the fiscal year ended March 31, 2022, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENTS OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS

Global Sustainability Index	10,270	$209,121	1,413	$28,906	(1,382)	$(27,717)	10,301	$210,310

Small Cap Core	833	25,573	1,320	37,447	(938)	(29,065)	1,215	33,955

U.S. Quality ESG	9,764	175,461	1,270	22,998	(1,594)	(28,083)	9,440	170,376
Transactions in Class I shares for the six months ended September 30, 2022, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENTS OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS

Global Sustainability Index	5,557	$96,495	–	$ –	(5,189)	$(88,937)	368	$7,558

Small Cap Core	450	11,344	–	–	(649)	(16,376)	(199)	(5,032)

U.S. Quality ESG	146	2,282	1	21	(42)	(645)	105	1,658
Transactions in Class I shares for the fiscal year ended March 31, 2022, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENTS OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS

Global Sustainability Index	21,466	$432,325	1,326	$27,109	(10,801)	$(217,424)	11,991	$242,010

Small Cap Core	865	27,714	1,204	34,088	(1,725)	(53,750)	344	8,052

U.S. Quality ESG	134	2,341	3	47	(15)	(267)	122	2,121

9. INVESTMENTS IN AFFILIATES

Transactions in affiliated investments for the six months ended September 30, 2022, were as follows:

Amounts in thousands except shares	AFFILIATE	VALUE, BEGINNING OF PERIOD	PURCHASES	SALES PROCEEDS	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET REALIZED GAINS (LOSSES)	DIVIDEND INCOME	VALUE, END OF PERIOD	SHARES, END OF PERIOD

Active M Emerging Markets Equity	Northern Institutional Funds - U.S. Government Portfolio (Shares)	$ 17,729	$134,770	$148,919	$ –	$ –	$ 26	$ 3,580	3,580,359

Active M International Equity	Northern Institutional Funds - U.S. Government Portfolio (Shares)	35,464	123,045	147,453	–	–	70	11,056	11,056,093

EQUITY FUNDS	230	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY FUNDS

SEPTEMBER 30, 2022 (UNAUDITED)

Amounts in thousands except shares	AFFILIATE	VALUE, BEGINNING OF PERIOD	PURCHASES	SALES PROCEEDS	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET REALIZED GAINS (LOSSES)	DIVIDEND INCOME	VALUE, END OF PERIOD	SHARES, END OF PERIOD

Emerging Markets Equity Index	Northern Institutional Funds - U.S. Government Portfolio (Shares)	$ 41,401	$318,450	$302,342	$ –	$ –	$ 174	$ 57,509	57,508,967

Global Real Estate Index	Northern Institutional Funds - U.S. Government Portfolio (Shares)	23,490	92,598	108,581	–	–	75	7,507	7,506,724

Global Sustainability Index	Northern Institutional Funds - U.S. Government Portfolio (Shares)	14,982	170,846	180,994	–	–	98	4,834	4,834,328

	Northern Trust Corp.	1,112	106	–	(306)	–	14	912	10,653

	Total	$ 16,094	$170,952	$180,994	$ (306)	$ –	$ 112	$ 5,746	4,844,981

	FlexShares®

	Credit-Scored

Global Tactical Asset Allocation	U.S. Corporate Bond Index Fund	$ 6,315	$ 508	$ 4,885	$ 165	$ (400)	$ 35	$ 1,703	37,314

	FlexShares® Credit-Scored U.S. Long Corporate Bond Index Fund	910	130	680	88	(245)	16	203	5,002

	FlexShares® Developed Markets ex-U.S. Quality Low Volatility Index Fund	2,567	–	52	(480)	(2)	44	2,033	94,637

	FlexShares® Disciplined Duration MBS Index Fund	5,418	3,494	2,098	(295)	(210)	86	6,309	312,228

	FlexShares® Global Quality Real Estate Index Fund	2,546	248	127	(743)	– *	38	1,924	38,405

	FlexShares® High Yield Value-Scored Bond Index Fund	15,424	247	881	(2,223)	(133)	485	12,434	318,074

	FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund	3,851	2,554	494	(662)	(36)	224	5,213	222,788

	FlexShares® International Quality Dividend Index Fund	6,435	395	894	(1,472)	(39)	205	4,425	248,608

	FlexShares® Morningstar Developed Markets ex-U.S. Factor Tilt Index Fund	6,423	501	1,036	(1,499)	96	124	4,485	86,778

	FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund	5,139	253	2,477	(864)	(99)	88	1,952	45,965

	FlexShares® Morningstar Global Upstream Natural Resources Index Fund	7,655	–	2,274	(1,617)	235	155	3,999	106,379

NORTHERN FUNDS SEMIANNUAL REPORT	231	EQUITY FUNDS

EQUITY FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

Amounts in thousands except shares	AFFILIATE	VALUE, BEGINNING OF PERIOD	PURCHASES	SALES PROCEEDS	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET REALIZED GAINS (LOSSES)	DIVIDEND INCOME	VALUE, END OF PERIOD	SHARES, END OF PERIOD

	FlexShares® Morningstar U.S. Market Factor Tilt Index Fund	$ 15,919	$ 841	$ 2,586	$ (3,686)	$ 666	$ 96	$ 11,154	80,670

	FlexShares® Quality Dividend Index Fund	11,778	456	734	(2,410)	85	127	9,175	194,190

	FlexShares® Ready Access Variable Income Fund	2,548	4,363	2,575	2	(3)	9	4,335	58,275

	FlexShares® STOXX Global Broad Infrastructure Index Fund	2,557	2,360	138	(925)	32	64	3,886	85,099

	FlexShares® U.S. Quality Low Volatility Index Fund	10,538	77	1,492	(1,815)	316	66	7,624	164,341

	Northern Institutional Funds - U.S. Government Portfolio (Shares)	16	22,868	22,617	–	–	3	267	267,138

	Total	$106,039	$ 39,295	$ 46,040	$(18,436)	$ 263	$1,865	$ 81,121	2,365,891

Income Equity	Northern Institutional Funds - U.S. Government Portfolio (Shares)	$ 1,445	$ 5,983	$ 6,399	$ –	$ –	$ 5	$ 1,029	1,028,568

International Equity	Northern Institutional Funds - U.S. Government Portfolio (Shares)	1,627	15,937	16,861	–	–	7	703	703,359

International Equity Index	Northern Institutional Funds - U.S. Government Portfolio (Shares)	9,601	162,751	164,506	–	–	53	7,846	7,845,621

Large Cap Core	Northern Institutional Funds - U.S. Government Portfolio (Shares)	811	17,857	14,536	–	–	13	4,132	4,131,943

Large Cap Value	Northern Institutional Funds - U.S. Government Portfolio (Shares)	403	2,949	3,102	–	–	2	250	249,783

Mid Cap Index	Northern Institutional Funds - U.S. Government Portfolio (Shares)	52,517	113,739	141,102	–	–	91	25,154	25,153,571

Multi-Manager Global Listed Infrastructure	Northern Institutional Funds - U.S. Government Portfolio (Shares)	39,055	272,862	285,694	–	–	209	26,223	26,223,122

Multi-Manager Global Real Estate	Northern Institutional Funds - U.S. Government Portfolio (Shares)	6,523	44,749	45,656	–	–	24	5,616	5,616,496

EQUITY FUNDS	232	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY FUNDS

SEPTEMBER 30, 2022 (UNAUDITED)

Amounts in thousands except shares	AFFILIATE	VALUE, BEGINNING OF PERIOD	PURCHASES	SALES PROCEEDS	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET REALIZED GAINS (LOSSES)	DIVIDEND INCOME	VALUE, END OF PERIOD	SHARES, END OF PERIOD

Northern Engage360™	Northern Institutional Funds - U.S. Government Portfolio (Shares)	$ 11,672	$ 44,936	$ 47,860	$ –	$ –	$ 59	$ 8,748	8,747,629

Small Cap Core	Northern Institutional Funds - U.S. Government Portfolio (Shares)	17,127	31,389	34,286	–	–	86	14,230	14,230,466

Small Cap Index	Northern Institutional Funds - U.S. Government Portfolio (Shares)	9,745	73,515	72,300	–	–	41	10,960	10,959,616

Small Cap Value	Northern Institutional Funds - U.S. Government Portfolio (Shares)	88,840	202,938	262,474	–	–	248	29,304	29,303,829

Stock Index	Northern Institutional Funds - U.S. Government Portfolio (Shares)	122,922	347,758	453,424	–	–	212	17,256	17,256,438

	Northern Trust Corp.	7,937	–	395	(2,180)	138	95	5,500	64,280

	Total	$130,859	$347,758	$453,819	$(2,180)	$ 138	$ 307	$22,756	17,320,718

U.S. Quality ESG	Northern Institutional Funds - U.S. Government Portfolio (Shares)	$ 3,516	$ 25,685	$ 27,269	$ –	$ –	$ 22	$ 1,932	1,932,310

*	Amount rounds to less than one thousand.

10. DERIVATIVE INSTRUMENTS

Information concerning the types of derivatives in which the Funds invest, the objectives for using them and their related risks can be found in Note 2.

Below are the types of derivatives by primary risk exposure as presented in the Statements of Assets and Liabilities as of September 30, 2022:

		ASSETS		LIABILITIES

Amounts in thousands	CONTRACT TYPE	STATEMENTS OF ASSETS LOCATION	VALUE	STATEMENTS OF LIABILITIES LOCATION	VALUE

Active M Emerging Markets Equity	Equity contracts	Net Assets - Net unrealized appreciation	$ –	Net Assets - Net unrealized depreciation	$ (47	)*

Active M International Equity	Equity contracts	Net Assets - Net unrealized appreciation	–	Net Assets - Net unrealized depreciation	(662	)*

Emerging Markets Equity Index	Equity contracts	Net Assets - Net unrealized appreciation	–	Net Assets - Net unrealized depreciation	(4,993	)*

	Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	128	Unrealized depreciation on forward foreign currency exchange contracts	–**

Global Real Estate Index	Equity contracts	Net Assets - Net unrealized appreciation	–	Net Assets - Net unrealized depreciation	(784	)*

	Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	47	Unrealized depreciation on forward foreign currency exchange contracts	(14)

NORTHERN FUNDS SEMIANNUAL REPORT	233	EQUITY FUNDS

EQUITY FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

		ASSETS		LIABILITIES

Amounts in thousands	CONTRACT TYPE	STATEMENTS OF ASSETS LOCATION	VALUE	STATEMENTS OF LIABILITIES LOCATION	VALUE

Global Sustainability Index	Equity contracts	Net Assets - Net unrealized appreciation	$ –	Net Assets - Net unrealized depreciation	(841)*

	Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	12	Unrealized depreciation on forward foreign currency exchange contracts	(36)

Income Equity	Equity contracts	Net Assets - Net unrealized appreciation	–	Net Assets - Net unrealized depreciation	(154)*

	Equity contracts			Outstanding options written, at value	(4)

International Equity	Equity contracts	Net Assets - Net unrealized appreciation	–	Net Assets - Net unrealized depreciation	(66)*

International Equity Index	Equity contracts	Net Assets - Net unrealized appreciation	–	Net Assets - Net unrealized depreciation	(2,101)*

	Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	–	Unrealized depreciation on forward foreign currency exchange contracts	(313)

Large Cap Core	Equity contracts	Net Assets - Net unrealized appreciation	–	Net Assets - Net unrealized depreciation	(403)*

Large Cap Value	Equity contracts	Net Assets - Net unrealized appreciation	–	Net Assets - Net unrealized depreciation	(45)*

Mid Cap Index	Equity contracts	Net Assets - Net unrealized appreciation	–	Net Assets - Net unrealized depreciation	(1,670)*

Multi-Manager Global Listed Infrastructure	Equity contracts	Net Assets - Net unrealized appreciation	–	Net Assets - Net unrealized depreciation	(464)*

Northern Engage360™	Equity contracts	Net Assets - Net unrealized appreciation	–	Net Assets - Net unrealized depreciation	(246)*

Small Cap Core	Equity contracts	Net Assets - Net unrealized appreciation	–	Net Assets - Net unrealized depreciation	(2,019)*

Small Cap Index	Equity contracts	Net Assets - Net unrealized appreciation	–	Net Assets - Net unrealized depreciation	(1,409)*

Small Cap Value	Equity contracts	Net Assets - Net unrealized appreciation	–	Net Assets - Net unrealized depreciation	(4,283)*

Stock Index	Equity contracts	Net Assets - Net unrealized appreciation	–	Net Assets - Net unrealized depreciation	(5,306)*

U.S. Quality ESG	Equity contracts	Net Assets - Net unrealized appreciation	–	Net Assets - Net unrealized depreciation	(104)*

*

Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments’ footnotes. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

**	Amount rounds to less than one thousand.

The Funds may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, netting agreements allow the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, the Funds manage their cash collateral and securities collateral on a counterparty basis. In the event of default where the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the defaulting party, realization of collateral by the Funds may be delayed or limited. In addition, the netting agreements provide the right for the non-defaulting party to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.

EQUITY FUNDS	234	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY FUNDS

SEPTEMBER 30, 2022 (UNAUDITED)

As of September 30, 2022, gross amounts of assets and liabilities for forward foreign exchange contracts not offset in the Statements of Assets and Liabilities, related collateral and net amounts after taking into account netting agreements, by counterparty, are as follows:

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES

Amounts in Thousands	Counterparty	GROSS AMOUNTS OF ASSETS PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS	CASH COLLATERAL RECEIVED	NET AMOUNT

Emerging Markets Equity Index Fund	Citibank	$98	$ –	$ –	$ 98

	JPMorgan Chase	2	–	–	2

	Morgan Stanley	28	–	–	28

	Total	$128	$ –	$ –	$128

Global Real Estate Index Fund	BNY Mellon	10	–	–	10

	Citibank	8	–	–	8

	Goldman Sachs	– *	–	–	– *

	Morgan Stanley	27	(11)	–	16

	Toronto-Dominion Bank	2	–	–	2

	Total	$47	$(11)	$ –	$ 36

Global Sustainability Index Fund	Citibank	6	– *	–	6

	Goldman Sachs	– *	–	–	– *

	Morgan Stanley	6	(6)	–	–

	Total	$12	$ (6)	$ –	$ 6

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES

Amounts in Thousands	Counterparty	GROSS AMOUNTS OF LIABILITIES PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS	CASH COLLATERAL PLEDGED	NET AMOUNT

Emerging Markets Equity Index Fund	Goldman Sachs	$ – *	$ –	$ –	$ – *

Global Real Estate Index Fund	JPMorgan Chase	(3)	–	–	(3)

	Morgan Stanley	(11)	11	–	–

	Total	$ (14)	$ 11	$ –	$ (3)

Global Sustainability Index Fund	BNY Mellon	(16)	–	–	(16)

	Citibank	– *	–*	–	–

	Morgan Stanley	(12)	6	–	(6)

	Toronto-Dominion Bank	(8)	–	–	(8)

	Total	$ (36)	$ 6	$ –	$ (30)

International Equity Index Fund	BNY Mellon	(142)	–	–	(142)

	Citibank	(4)	–	–	(4)

	Morgan Stanley	(167)	–	–	(167)

	Total	$(313)	$ –	$ –	$(313)

*	Amounts round to less than a thousand.

The following tables set forth, by primary risk exposure, the Funds’ realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended September 30, 2022:

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVE CONTRACTS

Amounts in thousands	CONTRACT TYPE	STATEMENTS OF OPERATIONS LOCATION	VALUE

Active M Emerging Markets Equity	Equity contracts	Net realized gains (losses) on futures contracts	$ (908)

NORTHERN FUNDS SEMIANNUAL REPORT	235	EQUITY FUNDS

EQUITY FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

		AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVE CONTRACTS

Amounts in thousands	CONTRACT TYPE	STATEMENTS OF OPERATIONS LOCATION	VALUE

Active M International Equity	Equity contracts	Net realized gains (losses) on futures contracts	$ (1,472)

Emerging Markets Equity Index	Equity contracts	Net realized gains (losses) on futures contracts	(3,162)

	Foreign exchange contracts	Net realized gains (losses) on forward foreign currency exchange contracts	(85)

Global Real Estate Index	Equity contracts	Net realized gains (losses) on futures contracts	(2,969)

	Foreign exchange contracts	Net realized gains (losses) on forward foreign currency exchange contracts	243

Global Sustainability Index	Equity contracts	Net realized gains (losses) on futures contracts	(1,007)

	Foreign exchange contracts	Net realized gains (losses) on forward foreign currency exchange contracts	6

Income Equity	Equity contracts	Net realized gains (losses) on futures contracts	(204)

	Equity contracts	Net realized gains (losses) on options written	119

International Equity	Equity contracts	Net realized gains (losses) on futures contracts	(71)

International Equity Index	Equity contracts	Net realized gains (losses) on futures contracts	871

	Foreign exchange contracts	Net realized gains (losses) on forward foreign currency exchange contracts	73

Large Cap Core	Equity contracts	Net realized gains (losses) on futures contracts	133

Large Cap Value	Equity contracts	Net realized gains (losses) on futures contracts	(81)

Mid Cap Index	Equity contracts	Net realized gains (losses) on futures contracts	(1,123)

Multi-Manager Global Listed Infrastructure	Equity contracts	Net realized gains (losses) on futures contracts	(5,618)

Northern Engage360™	Equity contracts	Net realized gains (losses) on futures contracts	(866)

	Foreign exchange contracts	Net realized gains (losses) on forward foreign currency exchange contracts	(15)

Small Cap Core	Equity contracts	Net realized gains (losses) on futures contracts	(1,442)

Small Cap Index	Equity contracts	Net realized gains (losses) on futures contracts	(1,463)

Small Cap Value	Equity contracts	Net realized gains (losses) on futures contracts	(5,701)

Stock Index	Equity contracts	Net realized gains (losses) on futures contracts	(11,098)

U.S. Quality ESG	Equity contracts	Net realized gains (losses) on futures contracts	(756)

		CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVE CONTRACTS

Amounts in thousands	CONTRACT TYPE	STATEMENTS OF OPERATIONS LOCATION	VALUE

Active M Emerging Markets Equity	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	$ (295)

Active M International Equity	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(697)

Emerging Markets Equity Index	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(8,405)

	Foreign exchange contracts	Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	200

Global Real Estate Index	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(1,597)

	Foreign exchange contracts	Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	26

Global Sustainability Index	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(2,343)

	Foreign exchange contracts	Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	14

Income Equity	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(209)

EQUITY FUNDS	236	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY FUNDS

SEPTEMBER 30, 2022 (UNAUDITED)

		CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVE CONTRACTS

Amounts in thousands	CONTRACT TYPE	STATEMENTS OF OPERATIONS LOCATION	VALUE

	Equity contracts	Net change in unrealized appreciation (depreciation) on options written	$88

International Equity	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(115)

International Equity Index	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(5,101)

	Foreign exchange contracts	Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	20

Large Cap Core	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(435)

Large Cap Value	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(80)

Mid Cap Index	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(4,225)

Multi-Manager Global Listed Infrastructure	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(1,198)

Northern Engage360™	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(399)

Small Cap Core	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(2,779)

Small Cap Index	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(2,209)

Small Cap Value	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(7,353)

Stock Index	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(16,025)

U.S. Quality ESG	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(214)

Volume of derivative activity for the six months ended September 30, 2022*:

	FOREIGN EXCHANGE CONTRACTS		EQUITY CONTRACTS
	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT**	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT**

Active M Emerging Markets Equity	–	$–	38	$1,579

Active M International Equity	–	–	26	2,821

Emerging Markets Equity Index	13	13,683	60	4,637

Global Real Estate Index	20	315	180	614

Global Sustainability Index	18	4,025	260	538

Income Equity	–	–	63	450

International Equity	–	–	130	218

International Equity Index	21	2,157	92	1,608

Large Cap Core	–	–	21	876

Large Cap Value	–	–	13	296

Mid Cap Index	–	–	40	3,603

Multi-Manager Global Listed Infrastructure	–	–	133	1,471

Northern Engage360TM	–	–	39	539

NORTHERN FUNDS SEMIANNUAL REPORT	237	EQUITY FUNDS

EQUITY FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

	FOREIGN EXCHANGE CONTRACTS		EQUITY CONTRACTS
	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT**	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT**

Small Cap Core	–	$ –	24	$ 2,118

Small Cap Index	–	–	40	2,243

Small Cap Value	–	–	92	3,974

Stock Index	–	–	18	19,524

U.S. Quality ESG	–	–	38	929

*	Activity for the period is measured by number of trades during the period and average notional amount for foreign currency exchange and futures and written options equity contracts.

**	Amounts in thousands.

11. INDEMNIFICATIONS AND WARRANTIES

In the ordinary course of their business, the Funds may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Funds. The maximum exposure to the Funds under these provisions is unknown, as this would involve future claims that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe the risk of loss to be remote.

12. LEGAL PROCEEDINGS

On or about February 14, 2020, Marc S. Kirschner, as Trustee for NWHI Litigation Trust (“Litigation Trustee”) and Wilmington Savings Fund Society, FSB, as indenture Trustee (“Indenture Trustee”) for several series of notes issued by Nine West Holdings, Inc. (“Nine West”), filed separate complaints (docket nos. 20-cv-01129 and 20-cv-01136, respectively) in the United States District Court for the Northern District of Illinois against a group of defendants that includes three Northern Funds that had invested in The Jones Group Inc. (“Jones Group”) including the Small Cap Core Fund, Small Cap Index Fund and Small Cap Value Fund (together, the “Small Cap Funds”). The claim stems from a series of merger transactions (“Transactions”) entered into by Jones Group, Nine West and others in 2014 that allegedly rendered Jones Group insolvent. The matters in these proceedings were transferred from the United States District Court for the Northern District of Illinois to the United States District Court for the Southern District of New York to centralize the litigation, and were assigned to the Honorable Jed S. Rakoff for coordinated or consolidated pretrial proceedings. The Small Cap Funds allegedly received the following amounts as a result of the Transactions: Small Cap Core Fund ($134,265), Small Cap Index Fund ($683,610) and Small Cap Value Fund ($4,010,685). The Litigation Trustee and Indenture Trustee seek to clawback these proceeds for the benefit of the Trust and the noteholders, respectively, on the basis that they were fraudulent conveyances. On June 29, 2020, the former public shareholder defendants, including the Small Cap Funds, filed a motion to dismiss on the basis that the payments allegedly made to them in connection with the Transactions were shielded from the fraudulent conveyance claims under Section 546(e) of the Bankruptcy Code. On August 27, 2020, all fraudulent conveyance claims against the former public shareholder defendants were dismissed. Plaintiffs appealed from that decision and the actions are currently on appeal before the U.S. Court of Appeals for the Second Circuit. The Small Cap Funds intend to continue to vigorously defend themselves against this action.

13. NEW ACCOUNTING PRONOUNCEMENTS

In March 2020, the FASB issued Accounting Standards Update (ASU) 2020-04, Reference Rate Reform (Topic 848) “Facilitation of the Effects of Reference Rate Reform on Financial Reporting” (“ASU 2020-04”), which provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021. The new guidance is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022, and the adoption of ASU 2020-04 is elective. Management does not believe this update has a material impact on the Funds’ financial statements and disclosures.

In December 2020, Rule 2a-5 under the 1940 Act was adopted by the SEC and establishes requirements for determining fair value in good faith for purposes of the 1940 Act. The effective date for compliance with Rule 2a-5 was September 8, 2022. Management believes the adoption of Rule 2a-5 did not have a material impact on the financial statements.

14. LIBOR TRANSITION

Certain of the Funds’ investments, payment obligations and financing terms may be based on floating rates, such as LIBOR, Euro Interbank Offered Rate and other similar types of reference rates (each, a “Reference Rate”). On July 27, 2017, the Chief Executive of the UK Financial Conduct Authority (“FCA”), which

EQUITY FUNDS	238	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY FUNDS

SEPTEMBER 30, 2021 (UNAUDITED)

regulates LIBOR, announced that the FCA will no longer persuade nor compel banks to submit rates for the calculation of LIBOR and certain other Reference Rates after 2021. Most LIBOR settings ceased to be published after December 31, 2021 and a majority of U.S. dollar LIBOR settings will cease publication after June 30, 2023. The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing the SOFR that is intended to replace U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication. Uncertainty related to the liquidity impact of the change in rates, and how to appropriately adjust these rates at the time of transition, poses risks for the Funds. The effect of any changes to, or discontinuation of, LIBOR on the Funds will depend on, among other things, (1) existing fallback or termination provisions in individual contracts and (2) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new instruments and contracts. The expected discontinuation of LIBOR could have a significant impact on the financial markets in general and may also present heightened risk to market participants, including public companies, investment advisers, investment companies, and broker-dealers. The risks associated with this discontinuation and transition will be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Funds until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially accepted and market practices become settled.

15. CORONAVIRUS (COVID-19) PANDEMIC

The global outbreak of the coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may adversely impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations, and their ability to achieve their investment objective(s).

16. EUROPEAN INSTABILITY

Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to Russia’s invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion. To the extent that a Fund has exposure to Russian or other Eastern European investments, the Fund’s ability to price, buy, sell, receive or deliver such investments may be impaired. These and any related events could significantly impact a Fund’s performance and the value of an investment in the Fund, even beyond any direct exposure the Fund may have to Russian issuers or adjoining geographic regions. Funds that track an index (an Index Fund) may experience challenges liquidating positions in Russian securities that have been removed from its underlying index and/or sampling the underlying index to continue to seek the Index Fund’s respective investment goal. Such circumstances may lead to increased tracking error between an Index Fund’s performance and the performance of its respective underlying index.

17. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements were issued, and has concluded that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure.

NORTHERN FUNDS SEMIANNUAL REPORT	239	EQUITY FUNDS

EQUITY FUNDS

FUND EXPENSES

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, if any, including redemption fees on certain exchanges and redemptions; and (2) ongoing costs, including management fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2022 through September 30, 2022.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled Expenses Paid 4/1/2022 - 9/30/2022 to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees or other costs such as advisory fees related to affiliated money market fund investments, but shareholders of other funds may incur such costs. For example, the information does not reflect redemption fees (See page 220), if any, in the Active M Emerging Markets Equity, Active M International Equity, Emerging Markets Equity Index, Global Real Estate Index, Global Sustainability Index, International Equity, International Equity Index, Multi-Manager Global Listed Infrastructure, Multi-Manager Global Real Estate and Northern Engage360TM Funds. If these fees were included, your costs would have been higher. The information also does not reflect reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds (See page 227), which may result in different expense ratios in the Financial Highlights. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

ACTIVE M EMERGING MARKETS EQUITY

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2022	ENDING ACCOUNT VALUE 9/30/2022	EXPENSES PAID* 4/1/2022- 9/30/2022

Actual	1.10%	$1,000.00	$ 771.10	$4.88

Hypothetical (5% return before expenses)	1.10%	$1,000.00	$1,019.55	$5.57

ACTIVE M INTERNATIONAL EQUITY

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2022	ENDING ACCOUNT VALUE 9/30/2022	EXPENSES PAID* 4/1/2022- 9/30/2022

Actual	0.84%	$1,000.00	$ 777.30	$3.74

Hypothetical (5% return before expenses)	0.84%	$1,000.00	$1,020.86	$4.26

EMERGING MARKETS EQUITY INDEX

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2022	ENDING ACCOUNT VALUE 9/30/2022	EXPENSES PAID* 4/1/2022- 9/30/2022

Actual	0.28%	$1,000.00	$ 781.10	$1.25

Hypothetical (5% return before expenses)	0.28%	$1,000.00	$1,023.66	$1.42

GLOBAL REAL ESTATE INDEX

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2022	ENDING ACCOUNT VALUE 9/30/2022	EXPENSES PAID* 4/1/2022- 9/30/2022

Actual	0.48%	$1,000.00	$ 731.70	$2.08

Hypothetical (5% return before expenses)	0.48%	$1,000.00	$1,022.66	$2.43

*

Expenses are calculated using the Funds’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended September 30, 2022. Expenses are equal to the Funds’ annualized expense ratio for the period April 1, 2022 through September 30, 2022, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

EQUITY FUNDS	240	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY FUNDS

SEPTEMBER 30, 2022 (UNAUDITED)

GLOBAL SUSTAINABILITY INDEX

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2022	ENDING ACCOUNT VALUE 9/30/2022	EXPENSES PAID 4/1/2022- 9/30/2022

Class K

Actual	0.24%	$1,000.00	$ 779.80	$1.07

Hypothetical (5% return before expenses)	0.24%	$1,000.00	$1,023.87	$1.22

Class I

Actual	0.29%	$1,000.00	$ 779.70	$1.29

Hypothetical (5% return before expenses)	0.29%	$1,000.00	$1,023.61	$1.47

GLOBAL TACTICAL ASSET ALLOCATION

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2022	ENDING ACCOUNT VALUE 9/30/2022	EXPENSES PAID* 4/1/2022- 9/30/2022

Actual	0.26%	$1,000.00	$ 846.70	$1.20

Hypothetical (5% return before expenses)	0.26%	$1,000.00	$1,023.76	$1.32

INCOME EQUITY

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2022	ENDING ACCOUNT VALUE 9/30/2022	EXPENSES PAID* 4/1/2022- 9/30/2022

Actual	0.83%	$1,000.00	$ 811.20	$3.77

Hypothetical (5% return before expenses)	0.83%	$1,000.00	$1,020.91	$4.20

INTERNATIONAL EQUITY

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2022	ENDING ACCOUNT VALUE 9/30/2022	EXPENSES PAID* 4/1/2022- 9/30/2022

Actual	0.51%	$1,000.00	$ 787.60	$2.29

Hypothetical (5% return before expenses)	0.51%	$1,000.00	$1,022.51	$2.59

INTERNATIONAL EQUITY INDEX

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2022	ENDING ACCOUNT VALUE 9/30/2022	EXPENSES PAID* 4/1/2022- 9/30/2022

Actual	0.23%	$1,000.00	$ 777.80	$1.03

Hypothetical (5% return before expenses)	0.23%	$1,000.00	$1,023.92	$1.17

LARGE CAP CORE

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2022	ENDING ACCOUNT VALUE 9/30/2022	EXPENSES PAID* 4/1/2022- 9/30/2022

Actual	0.45%	$1,000.00	$ 809.80	$2.04

Hypothetical (5% return before expenses)	0.45%	$1,000.00	$1,022.81	$2.28

LARGE CAP VALUE

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2022	ENDING ACCOUNT VALUE 9/30/2022	EXPENSES PAID* 4/1/2022- 9/30/2022

Actual	0.57%	$1,000.00	$ 828.40	$2.61

Hypothetical (5% return before expenses)	0.57%	$1,000.00	$1,022.21	$2.89

MID CAP INDEX

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2022	ENDING ACCOUNT VALUE 9/30/2022	EXPENSES PAID* 4/1/2022- 9/30/2022

Actual	0.14%	$1,000.00	$ 824.20	$0.64

Hypothetical (5% return before expenses)	0.14%	$1,000.00	$1,024.37	$0.71

MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2022	ENDING ACCOUNT VALUE 9/30/2022	EXPENSES PAID* 4/1/2022- 9/30/2022

Actual	0.96%	$1,000.00	$ 814.80	$4.37

Hypothetical (5% return before expenses)	0.96%	$1,000.00	$1,020.26	$4.86

MULTI-MANAGER GLOBAL REAL ESTATE

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2022	ENDING ACCOUNT VALUE 9/30/2022	EXPENSES PAID* 4/1/2022- 9/30/2022

Actual	0.92%	$1,000.00	$ 740.20	$4.01

Hypothetical (5% return before expenses)	0.92%	$1,000.00	$1,020.46	$4.66

*

Expenses are calculated using the Funds’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended September 30, 2022. Expenses are equal to the Funds’ annualized expense ratio for the period April 1, 2022 through September 30, 2022, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

NORTHERN FUNDS SEMIANNUAL REPORT	241	EQUITY FUNDS

EQUITY FUNDS

FUND EXPENSES (continued)	SEPTEMBER 30, 2022 (UNAUDITED)

NORTHERN ENGAGE360TM

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2022	ENDING ACCOUNT VALUE 9/30/2022	EXPENSES PAID* 4/1/2022- 9/30/2022

Actual	0.70%	$1,000.00	$ 790.30	$3.14

Hypothetical (5% return before expenses)	0.70%	$1,000.00	$1,021.56	$3.55

SMALL CAP CORE

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2022	ENDING ACCOUNT VALUE 9/30/2022	EXPENSES PAID 4/1/2022- 9/30/2022

Class K

Actual	0.49%	$1,000.00	$ 821.00	$2.24

Hypothetical (5% return before expenses)	0.49%	$1,000.00	$1,022.61	$2.48

Class I

Actual	0.59%	$1,000.00	$ 820.40	$2.69

Hypothetical (5% return before expenses)	0.59%	$1,000.00	$1,022.11	$2.99

SMALL CAP INDEX

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2022	ENDING ACCOUNT VALUE 9/30/2022	EXPENSES PAID* 4/1/2022- 9/30/2022

Actual	0.14%	$1,000.00	$ 809.00	$0.63

Hypothetical (5% return before expenses)	0.14%	$1,000.00	$1,024.37	$0.71

SMALL CAP VALUE

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2022	ENDING ACCOUNT VALUE 9/30/2022	EXPENSES PAID* 4/1/2022- 9/30/2022

Actual	1.00%	$1,000.00	$ 837.80	$4.61

Hypothetical (5% return before expenses)	1.00%	$1,000.00	$1,020.05	$5.06

STOCK INDEX

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2022	ENDING ACCOUNT VALUE 9/30/2022	EXPENSES PAID* 4/1/2022- 9/30/2022

Actual	0.09%	$1,000.00	$ 797.70	$0.41

Hypothetical (5% return before expenses)	0.09%	$1,000.00	$1,024.62	$0.46

U.S. QUALITY ESG

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2022	ENDING ACCOUNT VALUE 9/30/2022	EXPENSES PAID 4/1/2022- 9/30/2022

Class K

Actual	0.39%	$1,000.00	$ 806.10	$1.77

Hypothetical (5% return before expenses)	0.39%	$1,000.00	$1,023.11	$1.98

Class I

Actual	0.49%	$1,000.00	$ 805.80	$2.22

Hypothetical (5% return before expenses)	0.49%	$1,000.00	$1,022.61	$2.48

*

Expenses are calculated using the Funds’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended September 30, 2022. Expenses are equal to the Funds’ annualized expense ratio for the period April 1, 2022 through September 30, 2022, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

EQUITY FUNDS	242	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY FUNDS

APPROVAL OF MANAGEMENT AGREEMENT AND SUB-ADVISORY AGREEMENTS	SEPTEMBER 30, 2022 (UNAUDITED)

All Funds except Active M Emerging Markets Equity, Active M International Equity, Multi-Manager Global Listed Infrastructure, Multi-Manager Global Real Estate, and Northern Engage360TM Funds

At an in-person meeting held on May 18-19, 2022 (the “Annual Contract Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of Northern Funds (the “Trust”), including all of the Trustees (the “Independent Trustees”) who are not “interested persons” as defined in the Investment Company Act of 1940 (“the 1940 Act”) voting separately, reviewed and approved the continuance of the investment management agreement (the “Management Agreement”) between Northern Trust Investments, Inc. (“Northern”) and the Trust, on behalf of each of Emerging Markets Equity Index, Global Real Estate Index, Global Sustainability Index, Global Tactical Asset Allocation, Income Equity, International Equity, International Equity Index, Large Cap Core, Large Cap Value, Mid Cap Index, Small Cap Core, Small Cap Index, Small Cap Value, Stock Index, and U.S. Quality ESG (each a “Fund” and collectively, the “Funds”) for an additional one-year period.

In advance of, and at, the Annual Contract Meeting, the Trustees received, considered and discussed a variety of information relating to the Management Agreement, Northern and Northern’s affiliates. This information included written materials and verbal presentations at a Board meeting held via videoconference and telephonically on February 16-17, 2022 and an executive session held on April 7, 2022 (the “February and April Meetings”). At the Annual Contract Meeting, the Trustees considered these reports and presentations and discussed the information that had been provided. Throughout the process, the Trustees asked questions of and requested additional information from Northern. In connection with their deliberations, the Independent Trustees met separately with and were advised by their independent legal counsel and received a memorandum from their independent legal counsel regarding their responsibilities under applicable law. They met in executive sessions at the Annual Contract Meeting, and each of the other Board meetings, with their independent legal counsel without employees of Northern present.

In evaluating the Management Agreement, the Trustees discussed with independent legal counsel Northern’s reports, presentations and other information that had been provided to them at the February and April Meetings and at the Annual Contract Meeting, as well as their interactions with Northern throughout the year and in past years at various meetings. The Trustees noted that the evaluation process with respect to Northern and the Management Agreement was an on-going one throughout the year.

The Trustees reviewed and assessed, among other things, information relating to: (a) the nature, extent and quality of the services provided by Northern; (b) the Funds’ investment performance over different time periods, including in comparison to the investment performance of mutual fund peer groups and categories selected by the Data Provider; (c) the contractual and actual management fees and total expenses (before and after expense reimbursements and waivers) of the Funds in comparison to those borne by mutual fund peer expense groups and categories selected by the Data Provider; (d) the cost of the services and profits realized by Northern and its affiliates from their relationship with the Funds; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to Northern and its affiliates as a result of Northern’s relationship with the Funds; and (g) other factors deemed relevant by the Trustees.

The materials reviewed by the Board included, without limitation: (i) information on the investment performance of the Funds in comparison to other mutual funds and performance benchmarks; (ii) compliance reports; (iii) information about Northern’s and its affiliates’ risk management processes, stress testing, credit research, business continuity and cyber-security programs; (iv) fees charged to and expenses borne by the Funds; (v) the qualifications of Northern and its affiliates to provide services to the Funds, including Northern’s staffing for the Funds and the experience of the portfolio managers, credit research and other personnel, as well as Northern’s and its affiliates’ financial resources and its ability to attract and retain portfolio management talent; (vi) Northern’s and its affiliates’ investments in technology to benefit the Funds; (vii) information regarding purchases and redemptions of each Fund’s shares; (viii) policies adopted by Northern regarding brokerage, including soft dollars, trade allocations and other matters; and (ix) the nature of the Funds’ shareholders.

The Trustees were provided with a description of the methodology used by the Data Provider to determine the similarity of the Funds with the funds included in their respective peer expense groups and peer expense and performance universes. The Trustees considered the Funds’ relationship to other mutual funds and exchange-traded funds advised and offered by Northern and other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry). In evaluating the Management Agreement for each of the Funds, the Trustees gave weight to various factors including those discussed below but did not identify any single factor as controlling their decision, and each Trustee may have attributed different weight to different factors. The Trustees considered the information provided to it about the Funds together and with respect to each Fund separately as the Board deemed appropriate.

Nature, Extent and Quality of Services

The Trustees considered, as part of their review, the nature, extent and quality of the services provided by Northern to the Funds, including both the investment advisory services, and separately the administrative and other non-advisory services, that are provided to the Funds by Northern and its affiliates. These services include acting as the Funds’ administrator and sub-administrator, custodian and transfer agent and providing other services necessary for the operation of the Funds and the

NORTHERN FUNDS SEMIANNUAL REPORT	243	EQUITY FUNDS

EQUITY FUNDS

APPROVAL OF MANAGEMENT AGREEMENT AND SUB-ADVISORY AGREEMENTS (continued)

Trust. The Trustees understood that the Management Agreement encompassed both the advisory and administrative functions being rendered by Northern and its affiliates.

The Trustees considered, in evaluating whether to approve the Management Agreement, that subject to the supervision of the Board of Trustees, Northern is responsible for the management of the investment operations of each Fund and the composition of each Fund’s assets, including the day-to-day portfolio management of each Fund. The Trustees discussed that, under the Management Agreement, Northern was responsible for, among other things: (i) furnishing a continuous investment program for each Fund; (ii) determining what investments or securities will be purchased, retained or sold by each Fund, what portion of each Fund’s assets will be invested or held uninvested as cash, and managing the cash portion of each Fund’s assets; (iii) trading the assets of each Fund with broker-dealers selected by Northern, including using Northern’s best judgment to obtain the best overall terms available in executing portfolio transactions; (iv) making determinations with respect to aggregation of Fund trades with other Funds and/or other fiduciary or agency accounts managed by Northern; (v) reviewing and preparing Fund regulatory documents; (vi) monitoring for anticipated purchases and redemptions of Fund shares; and (vii) developing, monitoring and coordinating Northern’s investor programs for Fund shareholders.

The Trustees considered the strength of Northern’s and its affiliates’ risk management processes, including significant commitments to address regulatory compliance requirements applicable to the Funds. They considered information regarding the effectiveness and resources of the compliance team, including maintaining and monitoring Northern’s and the Funds’ compliance programs. The Trustees noted that on a regular basis they received and reviewed information from the Trust’s Chief Compliance Officer (“CCO”) regarding the Funds’ compliance policies and procedures pursuant to Rule 38a-1 under the 1940 Act. They considered the quality of Northern’s compliance oversight program with respect to all of the Funds’ service providers, as well as Northern’s responses to any compliance or operational matters raised during the year.

The Trustees considered expenditures made by Northern and its affiliates to improve the quality and scope of their services to the Funds, and the quality of Northern’s communications with, and services to, shareholders of the Funds. The Trustees reviewed the administrative services provided to the Funds by Northern and its affiliates, including its oversight of the Funds’ day-to-day custodial, transfer agency and fund accounting operations. The Trustees noted that the scope of services provided by Northern, and the undertakings required of Northern in connection with those services, had expanded over time as a result of regulatory, market and other developments, and considered Northern’s initiatives on behalf of the Funds to address those developments.

The Trustees considered the qualifications, background and responsibilities of Northern’s senior management and investment personnel. They noted Northern’s recruitment and retention plans for attracting high quality investment professionals, as well as its portfolio management compensation structure and the consistency of investment approach with respect to the Funds. The Trustees considered Northern’s and its affiliates’ strong financial position and stability.

Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by Northern and its affiliates to the Funds and their shareholders.

Performance

The Trustees considered the investment performance of each of the Funds, including whether it had operated within its respective investment objectives, as well as its compliance with its investment restrictions. For Funds that had been in existence for the applicable periods, the Trustees received information on the Funds’ investment performance for one, two, three, four, five and ten years ended January 31, 2022, as well as performance for the month, quarter and year-to-date ended January 31, 2022. The Trustees compared the investment performance of the Funds to the performance of other registered funds and to rankings issued by the Data Provider. The Funds were ranked in quintiles by the Data Provider, ranging from first to fifth, where first is the best quintile position and fifth is the worst.

The Trustees considered the performance of each of the Funds against their respective Data Provider peer performance universe for the one-, three-, and five-, and ten-year periods (as applicable) ended January 31, 2022. The Trustees noted that the actively managed Funds were all in the top three quintiles for the one- and three-year periods and/or the one- and five-year periods, except for the Small Cap Value Fund, which was in the fifth quintile for the one-, three- and five- year periods. Northern reported that Small Cap Value Fund has maintained a consistent investment strategy, focusing on lower risk and higher quality stocks, which Northern believes will add value over long-term investment horizons. The Trustees also considered that the actively managed Funds generally outperformed their respective benchmarks for the one-year period but generally underperformed their benchmarks for the three- and five-year periods ended January 31, 2022.

The Trustees noted that the index managed Funds were all in the top three quintiles for the one- and three-year periods and/or the one- and five-year periods, except:

◾

The Global Real Estate Index Fund was in the fifth quintile for the one- and three-year periods and the fourth quintile for the five-year period. Northern reported that the Global Real Estate Index Fund seeks to provide investments results approximating the overall performance of the securities included in the MSCI ACWI IMI Core Real Estate Index, and that tracking differences were in line with expectations. Northern expressed

EQUITY FUNDS	244	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY FUNDS

SEPTEMBER 30, 2022 (UNAUDITED)

its satisfaction with the MSCI ACW IIMI Core Real Estate Index as the Fund’s broad-based index that is representative of the global real estate market.

◾	The Small Cap Index Fund was in the fifth quintile for the one-year period, fourth quintile for the three-year period, and third quintile for the five-year period. Northern reported that the Small Cap Index Fund seeks to provide investments results approximating the overall performance of the securities included in the Russell 2000 Index, and that tracking differences were in line with expectations. Northern expressed their satisfaction with the Russell 2000 Index as the Fund’s broad-based index that is representative of the small cap market.

The Trustees considered Northern’s discussions for the reasons for tracking differences of the index Funds and considered that each of them was appropriately tracking its respective index.

The Trustees considered Northern’s discussion of the Funds’ performance and explanations for differences in investment parameters of certain Funds and their peers. They considered the Funds’ investment performance relative to the investor base that the Funds are intended to serve. The Trustees noted the potential impact on performance of the relative risk parameters of the different Funds. Specifically, they took into consideration that Northern’s investment strategies may cause certain more risk averse Funds to underperform against their peers during certain market environments. In addition, the Trustees reviewed the consistency of Northern’s investment approach for the Funds and processes to address performance issues, if any. The Trustees noted that Northern’s in-depth performance reviews had assisted them in evaluating performance issues with respect to any Funds that were underperforming.

The Trustees concluded that, based on the information received, the Funds’ performance was generally satisfactory, noting the resources dedicated to improving the Funds’ performance and monitoring any underperformance, as applicable.

Fee Rates, Costs of Services and Profitability

The Trustees evaluated the Funds’ contractual and actual (after expense reimbursements) management fee rates; the Funds’ total operating expense ratios; Northern’s contractual commitments to continue expense reimbursements for at least one year with respect to the Funds; and whether a consistent methodology was in place for determining the fees and expenses of the Funds. The Trustees considered actions taken by Northern to reduce Fund expenses, such as service provider and management fee reductions on several of the Funds over recent years. Additionally, the Trustees considered Northern’s reduction in the management fees and contractual expense limitation for Income Equity Fund and International Equity Fund, and Northern’s reduction in the contractual expense limitation for International Equity Index Fund, Global Real Estate Index Fund and Global Sustainability Index Fund, all of which were approved at the Annual Contract

Meeting. The Trustees considered that, for those Funds that were sweeping uninvested cash into a Northern-affiliated money market portfolio, Northern was in each case rebating back to the investing Fund or waiving, as the case may be, a portion of the management fee attributable to any assets invested in the applicable money market portfolio.

The Trustees reviewed information on the management fee rates paid by the Funds under the Management Agreement and the Funds’ total operating expense ratios compared to similar information for mutual funds advised by unaffiliated investment management firms, as prepared by the Data Provider. The report of the Data Provider compared the expenses of each Fund against its respective peer expense group and expense universe. In comparing the Funds’ contractual and actual management fees to those of comparable funds, the Trustees noted that the Funds’ management fees include both advisory and administrative costs.

The Trustees considered that Northern had reimbursed expenses and/or waived fees for many of the Funds. The Trustees noted that the Funds’ actual expenses after reimbursements and fee waivers were in the first or second quintile of their respective peer expense group and expense universe, except Income Equity Fund, which was in the fourth quintile of its peer expense group and peer expense universe. The Trustees noted Northern’s proposal to reduce the contractual expense limitation for the Income Equity Fund from 1.00% to 0.48%.

The Trustees noted that contractual management fees for the Funds were equal to or lower than the Funds’ respective peer expense group median contractual management fees, and that actual management fees were equal to or lower than the Funds’ respective peer expense group and peer expense universe median actual management fees, except Global Tactical Asset Allocation Fund, whose contractual management fee was higher than its peer expense group median; Income Equity Fund, whose contractual management fee was higher than its peer expense group median and actual management fee was higher than its peer group median and peer expense universe median; and Small Cap Value Fund, whose contractual management fee was higher than its peer expense group median. The Trustees noted Northern’s proposal to reduce the contractual management fee for Income Equity Fund from 0.95% to 0.46%, and to renew Small Cap Value Fund’s current expense cap, which was below the Fund’s peer expense universe and peer expense group medians.

The Trustees reviewed information comparing the Funds’ fee rates to the fee rates charged by Northern to other similarly managed, comparable private institutional accounts, if any. They noted that there were not applicable private institutional account comparisons for every Fund. For Funds with applicable private institutional account comparisons, the Trustees considered the difference in, and level of complexity of, services provided by Northern with regard to the private institutional accounts, as well as regulatory, operational and compliance differences, board and committee support provided by Northern to the Funds and other

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differences. The Trustees considered the fee comparisons in light of the differences in management of these different kinds of accounts. These comparisons assisted the Trustees in evaluating the reasonableness of the management fees paid by the Funds. Following these comparisons and upon further consideration and discussion of the foregoing, the Trustees concluded that the compensation payable by each Fund under the Management Agreement was fair and reasonable in light of the services provided.

The Trustees received information describing the Funds’ management fee structure. In addition, the Trustees considered the amount of assets in each Fund; the information provided by Northern relating to the costs of the services provided by it and its affiliates; and the profits realized by them through their relationship on a Fund-by-Fund basis and on an overall basis both before and after distribution and certain non-distribution costs. The Trustees considered Northern’s assumptions and methodology for allocating costs to each Fund, recognizing that cost allocation methodologies are inherently subjective and not audited.

The Trustees discussed information provided by the Data Provider with respect to Northern’s profitability compared to other publicly traded advisers. They considered that comparisons of advisory agreement profitability across fund families are difficult and may be impacted by numerous factors, including the type of funds managed, business mix, cost allocation methodologies and other factors. The Trustees considered Northern’s expense reimbursements during the year. They considered the nature of the Funds and the high quality of the services provided by Northern and its affiliates, and that Northern and its affiliates appeared to have the resources necessary to fulfill its obligations under its management and other agreements with the Funds. Based upon its consideration of all these factors, the Trustees concluded that Northern’s profitability was not excessive in view of the nature, extent and quality of services provided to each Fund.

Economies of Scale

The Trustees considered the extent to which economies of scale would be realized as the Funds grow and whether fee levels reflected these economies of scale for the benefit of shareholders. They considered Northern’s discussion of the Funds’ management fee structure and considered Northern’s view that the Funds were sharing in economies of scale through the Funds’ management fee rates and through Northern’s contractual expense reimbursements. The Trustees noted that many of the non-index Funds had a quantitative active strategy. They agreed that breakpoints were not necessary for the Funds at this time based on the current management fee rates and contractual expense reimbursements. Based on the foregoing, the Trustees determined that the Funds’ current management fee structures were reasonable.

Fall Out and Other Benefits to Northern

The Trustees reviewed other benefits accruing to Northern and its affiliates as a result of their relationship with the Funds. Those benefits included fees received by the affiliates for transfer agency, custodial and sub-administrative functions. The Trustees considered that many of the Funds’ shareholders had other client relationships with Northern’s affiliates. In addition, the Trustees considered that the scale of the Funds provided opportunities to Northern to obtain securities trading advantages for its other advisory clients and that Northern and its affiliates benefit from their ability to leverage resources over a larger asset base. The Trustees considered the extent to which Northern benefited from receipt of research products and services generated by the Funds.

Conclusion

After deliberation and based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the compensation payable under the Management Agreement is fair and reasonable in light of the services provided and such other matters as the Board considered relevant in the exercise of reasonable business judgment. After full consideration of the above factors as well as other factors, the Board, including the Independent Trustees, unanimously approved the continuance of the Management Agreement on behalf of each Fund.

Active M Emerging Markets Equity, Active M International Equity, Multi-Manager Global Listed Infrastructure, Multi-Manager Global Real Estate, and Northern Engage360TM Funds

At an in-person meeting held on May 18-19, 2022 (the “Annual Contract Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of Northern Funds (the “Trust”), including all of the Trustees (the “Independent Trustees”) who are not “interested persons” as defined in the Investment Company Act of 1940 (the “1940 Act”) voting separately, reviewed and approved the continuance of (i) the investment management agreement (the “Multi-Manager Management Agreement”) between Northern Trust Investments, Inc. (“Northern”) and the Trust, on behalf of each of Active M Emerging Markets Equity, Active M International Equity, Multi-Manager Global Listed Infrastructure, Multi-Manager Global Real Estate, and Northern Engage360TM Funds (each a “Multi-Manager Equity Fund” and collectively, the “Multi-Manager Equity Funds”) and (ii) the sub-advisory agreements (“Sub-Advisory Agreements”) between Northern and each sub-adviser to the Multi-Manager Equity Funds for an additional one-year period.

In advance of, and at, the Annual Contract Meeting, the Trustees received, considered and discussed a variety of information relating to the Multi-Manager Management Agreement, Northern, and Northern’s affiliates, and information relating to the Sub-Advisory Agreements and each sub-adviser. This information

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included written materials and verbal presentations at a Board meeting held via videoconference and telephonically on February 16-17, 2022, and an executive session held on April 7, 2022 (the “February and April Meetings”). At the Annual Contract Meeting, the Trustees considered these reports and presentations and discussed the information that had been provided. Throughout the process, the Trustees asked questions of and requested additional information from Northern. In connection with their deliberations, the Independent Trustees met separately with and were advised by their independent legal counsel and received a memorandum from their independent legal counsel regarding their responsibilities under applicable law. They also met in executive sessions at the Annual Contract Meeting, and each of the other Board meetings, with their independent legal counsel without employees of Northern present.

Management Agreement

In evaluating the Multi-Manager Management Agreement, the Trustees discussed with independent legal counsel Northern’s reports, presentations and other information that had been provided to them at the February and April Meetings and at the Annual Contract Meeting, as well as their interactions with Northern throughout the year and in past years at various meetings. The Trustees noted that the evaluation process with respect to Northern and the Multi-Manager Management Agreement was an on-going one throughout the year.

The Trustees reviewed and assessed, among other things, information relating to: (a) the nature, extent and quality of the services provided by Northern; (b) the Multi-Manager Equity Funds’ investment performance over different time periods, including in comparison to the investment performance of mutual fund peer groups and categories selected by the Data Provider; (c) the contractual and actual management fees and total expenses (before and after expense reimbursements and waivers) of the Multi-Manager Equity Funds in comparison to those borne by mutual fund peer expense groups and categories selected by the Data Provider; (d) the cost of the services and profits realized by Northern and its affiliates from their relationship with the Multi-Manager Equity Funds; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to Northern and its affiliates as a result of Northern’s relationship with the Multi-Manager Equity Funds; and (g) other factors deemed relevant by the Trustees.

The materials reviewed by the Board included, without limitation: (i) information on the investment performance of the Multi-Manager Equity Funds in comparison to other mutual funds and performance benchmarks; (ii) compliance reports; (iii) information about Northern’s and its affiliates’ risk management processes, stress testing, credit research, business continuity and cyber-security programs; (iv) fees charged to and expenses borne by the Multi-Manager Equity Funds; (v) the qualifications of Northern and its affiliates to provide services to the Multi-Manager Equity Funds, including Northern’s staffing for the

Multi-Manager Equity Funds and the experience of the portfolio managers and other personnel, as well as Northern’s and its affiliates’ financial resources and its ability to attract and retain portfolio management talent; (vi) Northern’s and its affiliates’ investments in technology to benefit the Multi-Manager Equity Funds; (vii) information regarding purchases and redemptions of each Multi-Manager Equity Fund’s shares; (viii) policies adopted by Northern regarding brokerage, including soft dollars, trade allocations and other matters; and (ix) the nature of the Multi-Manager Equity Funds’ shareholders.

The Trustees were provided with a description of the methodology used by the Data Provider to determine the similarity of the Multi-Manager Equity Funds with the funds included in their respective peer expense groups and peer expense and performance universes. The Trustees considered the Multi-Manager Equity Funds’ relationship to other mutual funds advised and offered by Northern and other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry). In evaluating the Multi-Manager Management Agreement for each of the Multi-Manager Equity Funds, the Trustees gave weight to various factors including those discussed below but did not identify any single factor as controlling their decision, and each Trustee may have attributed different weight to different factors. The Trustees considered the information provided to it about the Multi-Manager Equity Funds together and with respect to each Multi-Manager Equity Fund separately as the Board deemed appropriate.

Nature, Extent and Quality of Services

The Trustees considered, as part of their review, the nature, extent and quality of the services provided by Northern and its affiliates to the Multi-Manager Equity Funds, including both the investment advisory services, and separately the administrative and other non-advisory services, that are provided to the Multi-Manager Equity Funds by Northern and its affiliates. These services include acting as the Multi-Manager Equity Funds’ administrator and sub-administrator, custodian and transfer agent and providing other services necessary for the operation of the Multi-Manager Equity Funds and the Trust. The Trustees understood that the Multi-Manager Management Agreement encompassed both the advisory and administrative functions being rendered by Northern and its affiliates.

The Trustees considered, in evaluating whether to approve the Multi-Manager Management Agreement, that Northern engaged sub-advisers, subject to the Trustees’ approval, to each manage a discrete portion of the Multi-Manager Equity Funds’ assets. They considered that Northern provided overall general investment management services to the Multi-Manager Equity Funds and had the ultimate responsibility to oversee the sub-advisers, including to recommend their hiring, termination and replacement, subject to the Trustees’ approval. The Trustees discussed that Northern was responsible for, among other things: (i) selecting each

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Multi-Manager Equity Fund’s investment strategies; (ii) allocating and reallocating assets among the sub-advisers consistent with each Multi-Manager Equity Fund’s investment objective and strategies; (iii) monitoring and evaluating each sub-adviser’s performance; (iv) compensating the sub-advisers; and (v) overseeing the sub-advisers’ compliance programs and compliance with the applicable Multi-Manager Equity Fund’s investment objectives, policies and restrictions. The Trustees noted that Northern also managed the cash portion of each Multi-Manager Equity Fund, in addition to providing the foregoing services.

In addition, the Trustees considered that Northern selects the sub-advisers to manage the Multi-Manager Equity Funds on the basis of both qualitative and quantitative analyses that assess a number of factors. They noted that Northern allocates a portion of the assets of each Multi-Manager Equity Fund to a sub-adviser selected through this process on the basis of a particular strategy assigned to it. Therefore, the Trustees considered that the sub-advisers are chosen not only based on their performance but for their anticipated investment synergy with the other sub-advisers managing assets of the same Multi-Manager Equity Fund. The Trustees considered that the prospectuses for the Multi-Manager Equity Funds disclose Northern’s role in selecting the sub-advisers and that shareholders may consider this factor in determining whether to invest in a Multi-Manager Equity Fund. The Trustees considered that at the time of the Annual Contract Meeting, Northern supervised a significant number of sub-advisers. The Trustees considered Northern’s expertise in managing multi-manager strategies and its investments in the multi-manager business.

The Trustees considered the strength of Northern’s and its affiliates’ risk management processes, including significant commitments to address regulatory compliance requirements applicable to the Multi-Manager Equity Funds. They noted that Northern’s staff conducted thorough operational and compliance due diligence on prospective and existing sub-advisers and monitored the sub-advisers on a continuing basis throughout the year. They considered information regarding the effectiveness and resources of the compliance and operational due diligence teams, including maintaining and monitoring Northern’s and the Multi-Manager Equity Funds’ compliance programs. The Trustees noted that on a regular basis they received and reviewed information from the Trust’s Chief Compliance Officer (“CCO”) regarding the Multi-Manager Equity Funds’ compliance policies and procedures pursuant to Rule 38a-1 under the 1940 Act. They considered the quality of Northern’s compliance oversight program with respect to all of the Multi-Manager Equity Funds’ service providers as well as Northern’s responses to any compliance or operational matters raised during the year.

The Trustees considered expenditures made by Northern and its affiliates to improve the quality and scope of their services to the Multi-Manager Equity Funds, and the quality of Northern’s communications with, and services to, shareholders of the

Multi-Manager Equity Funds. The Trustees reviewed the administrative services provided to the Multi-Manager Equity Funds by Northern and its affiliates, including its oversight of the Multi-Manager Equity Funds’ day-to-day custodial, transfer agency and fund accounting operations. The Trustees noted that the scope of services provided by Northern, and the undertakings required of Northern in connection with those services, had expanded over time as a result of regulatory, market and other developments, and considered Northern’s initiatives on behalf of the Multi-Manager Equity Funds to address those developments.

The Trustees considered the qualifications, background and responsibilities of Northern’s senior management and investment personnel. They noted Northern’s recruitment and retention plans for attracting high quality investment professionals, as well as its portfolio management compensation structure and the consistency of investment approach with respect to the Multi-Manager Equity Funds. The Trustees considered Northern’s and its affiliates’ strong financial position and stability.

Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by Northern and its affiliates to the Multi-Manager Equity Funds and their shareholders.

Performance

The Trustees considered the investment performance of each of the Multi-Manager Equity Funds, including whether it had operated within its respective investment objectives, as well as its compliance with its investment restrictions. For Multi-Manager Equity Funds that had been in existence for the applicable periods, the Trustees received information on the Multi-Manager Equity Funds’ investment performance for one, two, three, four, five and ten years ended January 31, 2022, as well as performance for the month, quarter and year-to-date ended January 31, 2022. The Trustees compared the investment performance of the Multi-Manager Equity Funds to the performance of other registered funds and to rankings issued by the Data Provider. The Multi-Manager Equity Funds were ranked by in quintiles, ranging from first to fifth, where first is the best quintile position and fifth is the worst.

The Trustees considered the performance of each of the Multi-Manager Equity Funds against their respective peer performance universe for the one-, three- and five- year periods ended January 31, 2022. The Trustees noted that:

◾	the Active M Emerging Markets Equity Fund performed in the third quintile for the one-year period and fourth quintile for the three- and five- year periods;

◾	the Active M International Equity Fund performed in the first quintile for the one-year period and third quintiles for the three- and five-year periods;

◾	the Multi-Manager Global Real Estate Fund performed in third quintile for one-, three- and five- year periods;

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◾	the Northern Engage360TM Fund performed in fourth quintile for the one-year period and third quintile for the three-year period; and

◾	the Multi-Manager Global Listed Infrastructure Fund performed in the third quintile for the one-year period, fifth quintile for the three-year period, and fourth quintile for the five-year period.

The Trustees considered the performance of the Multi-Manager Equity Funds against their respective benchmarks for the one-, three- and five-year periods ended January 31, 2022. The Trustees noted that:

◾	the Active M Emerging Markets Equity Fund outperformed its benchmark for the one-year period, and underperformed relative to its benchmark for the three- and five-year periods;

◾	the Active M International Equity Fund outperformed its benchmark for the one-, three- and five-year periods;

◾	the Multi-Manager Global Real Estate Fund outperformed its benchmark for the one-, three-, and five-year periods;

◾	the Northern Engage360TMFund underperformed its benchmark for the one- and three-year periods; and

◾	the Multi-Manager Global Listed Infrastructure Fund outperformed its benchmark for the one-, three- and five-year periods.

The Trustees considered Northern’s discussion of the Multi-Manager Equity Funds’ performance and explanations for differences in investment parameters of certain Multi-Manager Equity Funds and their peers. They considered Northern’s continual monitoring of sub-advisers and their performance during the year, which included due diligence meetings. The Trustees noted that Northern’s in-depth performance reviews had assisted them in evaluating performance issues with respect to any Multi-Manager Equity Funds that were underperforming.

The Trustees concluded that, based on the information received, the Multi-Manager Equity Funds’ performance was satisfactory, noting the resources dedicated to improving the Multi-Manager Equity Funds’ performance and monitoring any underperformance, as applicable.

Fee Rates, Costs of Services and Profitability

The Trustees evaluated: the Multi-Manager Equity Funds’ contractual and actual management (after expense reimbursements) fee rates; the Multi-Manager Equity Funds’ total operating expense ratios; Northern’s contractual commitments to continue expense reimbursements for at least one year with respect to the Multi-Manager Equity Funds; and whether a consistent methodology was in place for determining the fees and expenses of the Multi-Manager Equity Funds. The Trustees considered actions taken by Northern to reduce Fund expenses, such as service provider and management fee reductions on several of the Multi-Manager Equity Funds over recent years. Additionally, the Trustees considered Northern’s reduction in the contractual expense limitation for Multi-Manager Global Listed Infrastructure Fund that was approved at the Annual Contract Meeting. The Trustees considered that, for those Multi-Manager Equity Funds that were sweeping uninvested cash into a Northern-affiliated money market portfolio, Northern was in each case rebating back to the investing Multi-Manager Equity Fund or waiving, as the case may be, a portion of the management fee attributable to any assets invested in the applicable money market portfolio.

The Trustees reviewed information on the management fee rates paid by the Multi-Manager Equity Funds under the Multi-Manager Management Agreement and the Multi-Manager Equity Funds’ total operating expense ratios compared to similar information for mutual funds advised by unaffiliated investment management firms, as prepared by the Data Provider. The report of the Data Provider compared the expenses of each Multi-Manager Equity Fund against its respective peer expense group and expense universe. In comparing the Multi-Manager Equity Funds’ contractual and actual management fees to those of comparable funds, the Trustees noted that the Multi-Manager Equity Funds’ management fees include both advisory and administrative costs. The Multi-Manager Equity Funds were ranked by the Data Provider in quintiles, ranging from first to fifth, where first is the best quintile position and fifth is the worst.

The Trustees noted that the actual expenses after reimbursements for all of the Multi-Manager Equity Funds were in the first or second quintiles of their respective peer expense group and expense universe. The Trustees noted that the contractual management fees for the Multi-Manager Equity Funds were lower than or equal to their respective peer expense group median, except for Multi-Manager Global Listed Infrastructure Fund and Multi-Manager Global Real Estate Fund whose contractual management fees were higher than their respective expense group median.

The Trustees noted that the actual management fees for the Multi-Manager Equity Funds were lower than or equal to their respective peer expense group median and expense universe median, except for Active M International Equity Fund, whose actual management fee was higher than its peer expense universe median, Multi-Manager Global Listed Infrastructure Fund, whose actual management fee was higher than its peer expense group median and expense universe median, and Multi-Manager Global Real Estate Fund, whose actual management fee was higher than its peer expense group median.

The Trustees reviewed information comparing the Multi-Manager Equity Funds’ fee rates to the fee rates charged by Northern to other similarly managed, comparable private institutional accounts, if any. They noted that there were not applicable private institutional account comparisons for every Multi-Manager Equity Fund. For Multi-Manager Equity Funds with applicable private institutional account comparisons, the Trustees considered the difference in, and level of complexity of, services provided by Northern with regard to the private institutional accounts, as well

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as regulatory, operational and compliance differences, board and committee support provided by Northern to the Multi-Manager Equity Funds and other differences. The Trustees considered the fee comparisons in light of the differences in management of these different kinds of accounts. These comparisons assisted the Trustees in evaluating the reasonableness of the management fees paid by the Multi-Manager Equity Funds. Following these comparisons and upon further consideration and discussion of the foregoing, the Trustees concluded that the compensation payable by each Multi-Manager Equity Fund under the Multi-Manager Management Agreement was fair and reasonable in light of the services provided.

The Trustees received information describing the Multi-Manager Equity Funds’ management fee structure and the amount retained by Northern after payment of the sub-advisory fees and the services provided by Northern under the Multi-Manager Management Agreement and in overseeing the sub-advisers. The Trustees considered that each of the Multi-Manager Equity Funds utilized multiple sub-advisers. In addition, the Trustees considered the amount of assets in each Multi-Manager Equity Fund; the information provided by Northern relating to the costs of the services provided by it and its affiliates; and the profits realized by them through their relationship on a Fund-by-Fund basis and on an overall basis, both before and after distribution and certain non-distribution costs. The Trustees noted that Northern had presented profitability information to the Trustees quarterly on a Fund-by-Fund basis as well as reports showing the expected impact on profitability by the addition of proposed sub-advisers, as required by the Multi-Manager Equity Funds’ exemptive order. The Trustees considered Northern’s assumptions and methodology for allocating costs to each Multi-Manager Equity Fund, recognizing that cost allocation methodologies are inherently subjective and not audited.

The Trustees discussed information provided by the Data Provider with respect to Northern’s profitability compared to other publicly traded advisers. They considered that comparisons of advisory agreement profitability across fund families are difficult and may be impacted by numerous factors, including the type of funds managed, business mix, cost allocation methodologies and other factors. The Trustees considered Northern’s expense reimbursements during the year. They considered the nature of the Multi-Manager Equity Funds and the high quality of the services provided by Northern and its affiliates, and that Northern and its affiliates appeared to have the resources necessary to fulfill its obligations under its management and other agreements with the Multi-Manager Equity Funds. Based upon its consideration of all these factors, the Trustees concluded that Northern’s profitability was not excessive in view of the nature, extent and quality of services provided to each Multi-Manager Equity Fund.

Economies of Scale

The Trustees considered the extent to which economies of scale would be realized as the Multi-Manager Equity Funds grow and whether fee levels reflected these economies of scale for the benefit of shareholders. The Trustees noted that the management fee for all of the Multi-Manager Equity Funds have breakpoints, thus ensuring that as a Multi-Manager Equity Fund’s assets grew it would be assessed a reduced management fee rate. Materials provided to the Trustees indicated that the Multi-Manager Global Listed Infrastructure Fund had asset levels as of January 31, 2022 at which a breakpoint on its management fees were triggered. They considered management’s discussion of the Multi-Manager Equity Funds’ management fee structure and considered Northern’s view that the Multi-Manager Equity Funds were sharing in economies of scale through the level at which the Funds’ management fees are set and through Northern’s contractual expense reimbursements that limit the expenses for the Funds to specific levels.

Based on the foregoing, the Trustees determined that the Multi-Manager Equity Funds’ current management fee structures were reasonable.

Fall Out and Other Benefits to Northern

The Trustees reviewed other benefits accruing to Northern and its affiliates as a result of their relationship with the Multi-Manager Equity Funds. Those benefits included fees received by the affiliates for transfer agency, custodial and sub-administrative functions. The Trustees considered that many of the Multi-Manager Equity Funds’ shareholders had other client relationships with Northern’s affiliates. In addition, the Trustees considered that the scale of some of the Multi-Manager Equity Funds provided opportunities to Northern to obtain securities trading advantages for its other advisory clients and that Northern and its affiliates benefit from their ability to leverage resources over a larger asset base. The Trustees considered the benefits from many of the sub-advisory fee structures where the fee is based on assets managed by the sub-adviser for the Multi-Manager Equity Funds and Northern’s other discretionary clients.

Conclusion

After deliberation and based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the compensation payable under the Multi-Manager Management Agreement is fair and reasonable in light of the services provided and such other matters as the Board considered relevant in the exercise of reasonable business judgment. After full consideration of the above factors as well as other factors, the Board, including the Independent Trustees, unanimously approved the continuance of the Multi-Manager Management Agreement on behalf of each Multi-Manager Equity Fund.

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Sub-Advisory Agreements

The Trustees considered the Sub-Advisory Agreements for the Multi-Manager Equity Funds. The Trustees reviewed and discussed information and written materials from Northern and the sub-advisers regarding: (i) the nature and quality of the investment advisory services to be provided by the sub-advisers, including the experience and qualifications of the personnel providing such services; (ii) each sub-adviser’s financial condition, history of operations and ownership structure; (iii) the sub-advisers’ brokerage and soft dollar practices; (iv) the sub-advisers’ investment strategies and styles of investing; (v) the performance history of the sub-advisers with respect to the applicable Multi-Manager Equity Fund; (vi) information with respect to each sub-adviser’s risk management and cybersecurity programs, compliance policies and procedures (including their codes of ethics), and the CCO’s evaluations of such policies and procedures, as well as the sub-adviser’s regulatory history; (vii) the sub-advisers’ conflicts of interest in managing the Multi-Manager Equity Funds, including each sub-adviser’s other financial or business relationships with Northern or its affiliates; and (viii) the terms of the existing sub-advisory agreements. The Trustees reviewed and discussed Northern’s strategy for allocating assets among the various sub-advisers, as well as the current allocations of assets among the various sub-advisers.

In evaluating the sub-advisory agreements, the Trustees gave weight to various factors but did not identify any single factor as controlling their decision, and each Trustee may have attributed different weight to different factors. However, the Trustees relied upon the recommendations and performance evaluations of Northern with respect to each of the sub-advisers.

Nature, Extent and Quality of Services

The Trustees considered the information and evaluations provided by Northern with respect to each sub-adviser’s operations, qualifications and experience in managing the type of strategies for which the sub-adviser was engaged in connection with a Multi-Manager Equity Fund. The Trustees placed emphasis on the CCO’s compliance program and the compliance monitoring schedule for each sub-adviser. The Trustees concluded that each sub-adviser had provided, and/or was able to provide, quality services to the Multi-Manager Equity Funds.

Fees, Expenses and Performance

The Trustees considered that the sub-advisers were each paid sub-advisory fees by Northern out of Northern’s management fees and not by the Multi-Manager Equity Funds. The Trustees believed, based on Northern’s representations, that each sub-advisory agreement had been negotiated at arm’s-length among Northern and each sub-adviser and considered the reductions in certain of the sub-advisory fees in the past few years. In addition, the Trustees reviewed and compared each sub-adviser’s fees paid by Northern out of its management fees and fees paid to the sub-adviser by its other accounts with similar strategies, if any. Finally, the Trustees considered Northern’s representations that the fees to be paid to the sub-advisers were reasonable in light of the existing and anticipated quality of the services to be performed by them.

While the Trustees considered Northern’s profitability with respect to each Multi-Manager Equity Fund, they did not consider the sub-advisers’ projected profitability, which they did not consider particularly relevant given that Northern paid the sub-advisers out of its own management fees and thus had an incentive to negotiate the lowest possible sub-advisory fees.

The Trustees considered and evaluated the performance information presented with respect to each sub-adviser and Northern’s evaluation of each sub-adviser’s performance. This information was compared to performance information with respect to each Fund’s applicable performance benchmark. It was noted that each sub-adviser had a different style, and that these styles would outperform or underperform in various markets.

In particular, the Trustees noted that Causeway Capital Management LLC (“Causeway”) had overall positive returns for the portion of the Active M International Equity Fund that it manages, even though it had underperformed its benchmark. Northern noted that Causeway’s more recent performance had improved. Northern reported that Causeway’s investment strategy had provided a consistent, disciplined value exposure, and had contributed to Fund performance particularly during periods when value style investing outperformed growth. The Trustees also noted that Polen Capital Management, LLC (“Polen”) had overall positive returns for the portion of the Active M International Equity Fund that it manages, even though it had underperformed its benchmark. Northern reported that Polen’s concentrated investment strategy had been impacted by exposure to Chinese, high growth and high price-to-earnings securities, and that Northern remained confident in Polen’s allocation within the Fund.

For the Northern Engage360TM Fund, the Trustees noted that Ariel Investment, LLC (“Ariel”) had underperformed the Fund’s benchmark for the one- and three-year and sub-adviser inception periods. Northern reported that Ariel’s international investment strategy had been replaced by Ariel’s mid-cap value strategy in March 2022, and that Northern remained confident in Ariel’s allocation within the Fund. The Trustees noted that ARK Investment Management LLC (“ARK”) had significant outperformance for the three-year and sub-adviser inception periods versus the Fund’s benchmark, but also had significant one-year underperformance versus the Fund’s benchmark. Northern noted that ARK’s investment strategy was expected to be more volatile and was accordingly allocated 5% of the Fund’s portfolio. Northern commented that ARK’s exposure to health care, technology and consumer discretionary securities was adversely affected by the rise in interest rates.

NORTHERN FUNDS SEMIANNUAL REPORT	251	EQUITY FUNDS

EQUITY FUNDS

APPROVAL OF MANAGEMENT AGREEMENT AND SUB-ADVISORY AGREEMENTS (continued)	SEPTEMBER 30, 2022 (UNAUDITED)

The Trustees concluded, based upon the information provided, that most of the sub-advisers’ performance records were generally satisfactory and where there had been ongoing sub-adviser underperformance in the past, Northern had acted quickly to make changes to improve Fund performance, including by replacing sub-advisers.

Economies of Scale

The Trustees considered information prepared by Northern that showed that the levels of aggregate sub-advisory fee rates generally decreased as the Multi-Manager Equity Funds’ assets increased, as most of the sub-advisers had breakpoints incorporated into their sub-advisory fee structures. However, the Trustees generally considered economies of scale with respect to the Multi-Manager Equity Funds at the management fee level, including Northern’s contractual expense limitations for the Multi-Manager Equity Funds.

Other Benefits

The Trustees considered other benefits derived or to be derived by certain of the sub-advisers as a result of their relationship with the Multi-Manager Equity Funds. These benefits included, in certain cases, research and other benefits in connection with brokerage commissions paid by the Multi-Manager Equity Funds. The Trustees noted that they had received regular reports from the Trust’s CCO with respect to the quality of each sub-adviser’s trade execution on behalf of the Funds and soft dollar usage. The Trustees considered the other relationships that certain of the sub-advisers had with Northern, including sub-advisory and/or custodial relationships.

Conclusion

Based on the Trustees’ deliberations and the recommendations by Northern, the Trustees concluded that the fees paid to the sub-advisers on a Fund-by-Fund basis were fair and reasonable in light of the services provided by each of them and that the sub-advisory agreements with respect to the Multi-Manager Equity Funds should be reapproved for an additional one-year period.

EQUITY FUNDS	252	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY FUNDS

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NORTHERN FUNDS SEMIANNUAL REPORT	253	EQUITY FUNDS

EQUITY FUNDS

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EQUITY FUNDS	254	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY FUNDS

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NORTHERN FUNDS SEMIANNUAL REPORT	255	EQUITY FUNDS

EQUITY FUNDS

FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Funds files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s web site at sec.gov.

PROXY VOTING

Northern Funds’ Proxy Voting Policies and Procedures and each Fund’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Funds’ web site at northerntrust.com/funds or the SEC’s web site at sec.gov or by calling the Northern Funds Center at 800-595-9111.

EQUITY FUNDS	256	NORTHERN FUNDS SEMIANNUAL REPORT

# NORTHERN FUNDS FIXED INCOME AND MONEY MARKET FUNDS

## SEMI-ANNUAL REPORT

SEPTEMBER 30, 2022

NORTHERN FUNDS®

MANAGED BY NORTHERN TRUST

FIXED INCOME AND MONEY MARKET FUNDS

TABLE OF CONTENTS

2	STATEMENTS OF ASSETS AND LIABILITIES

6	STATEMENTS OF OPERATIONS

10	STATEMENTS OF CHANGES IN NET ASSETS

16	FINANCIAL HIGHLIGHTS

38	SCHEDULES OF INVESTMENTS

38	ARIZONA TAX-EXEMPT FUND (Ticker Symbol: NOAZX)

42	BOND INDEX FUND (Ticker Symbol: NOBOX)

116	CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND (Ticker Symbol: NCITX)

125	CALIFORNIA TAX-EXEMPT FUND (Ticker Symbol: NCATX)

132	CORE BOND FUND (Ticker Symbol: NOCBX)

146	FIXED INCOME FUND (Ticker Symbol: NOFIX)

162	HIGH YIELD FIXED INCOME FUND (Ticker Symbol: NHFIX)

177	HIGH YIELD MUNICIPAL FUND (Ticker Symbol: NHYMX)

200	INTERMEDIATE TAX-EXEMPT FUND (Ticker Symbol: NOITX)

224	LIMITED TERM TAX-EXEMPT FUND (Ticker Symbol: NSITX)

236	LIMITED TERM U.S. GOVERNMENT FUND (Ticker Symbol: NSIUX)

238	MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND (Ticker Symbol: NMEDX)

252	MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND (Ticker Symbol: NMHYX)

286	SHORT BOND FUND (Ticker Symbol: BSBAX)

299	TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND (Ticker Symbol: NTAUX)

320	TAX-EXEMPT FUND (Ticker Symbol: NOTEX)

340	ULTRA-SHORT FIXED INCOME FUND (Ticker Symbols: Shares: NUSFX, Siebert Williams Shank Shares: SWSFX)

352	U.S. GOVERNMENT FUND (Ticker Symbol: NOUGX)

354	U.S. GOVERNMENT MONEY MARKET FUND (Ticker Symbol: NOGXX)

357	U.S. GOVERNMENT SELECT MONEY MARKET FUND (Ticker Symbol: NOSXX)

360	U.S. TREASURY INDEX FUND (Ticker Symbol: BTIAX)

364	NOTES TO THE FINANCIAL STATEMENTS

384	FUND EXPENSES

387	APPROVAL OF MANAGEMENT AGREEMENT AND SUB-ADVISORY AGREEMENTS

400	FOR MORE INFORMATION

This report has been prepared for the general information of Northern Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Funds summary prospectus or prospectus, which contains more complete information about a fund’s investment objectives, risks, fees and expenses. Investors are reminded to read a summary prospectus or prospectus carefully before investing or sending money.

Northern Funds are distributed by Northern Funds Distributors, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101, not affiliated with Northern Trust.

You could lose money by investing in the U.S. Government Money Market and U.S. Government Select Money Market Funds. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.

An investment in a Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”), any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. The U.S. Government Money Market and U.S. Government Select Money Market Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

NOT FDIC INSURED
May lose value / No bank guarantee

NORTHERN FUNDS SEMIANNUAL REPORT	1	FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

Amounts in thousands, except per share data	ARIZONA TAX-EXEMPT FUND	BOND INDEX FUND	CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND	CALIFORNIA TAX-EXEMPT FUND	CORE BOND FUND

ASSETS:

Investments, at value	$85,371	$2,121,051	$338,392	$166,266	$128,477

Investments in affiliates, at value	2,598	24,706	2,067	10,578	108

Foreign currencies, at value	—	—	—	—	—

Interest income receivable	966	12,304	3,971	1,923	848

Dividend income receivable	2	30	25	22	11

Receivable for foreign tax reclaims	—	—	—	—	14

Receivable for securities sold	—	23,337	985	—	226

Receivable for variation margin on futures contracts	—	—	—	—	28

Receivable for fund shares sold	122	709	37	—	162

Receivable from investment adviser	2	22	4	3	3

Prepaid and other assets	7	9	7	7	10

Total Assets	89,068	2,182,168	345,488	178,799	129,887

LIABILITIES:

Payable for securities purchased	—	20,091	—	—	—

Payable for when-issued securities	—	9,126	—	—	—

Payable for variation margin on futures contracts	—	—	—	—	4

Payable for fund shares redeemed	142	3,316	300	525	117

Distributions payable to shareholders	64	1,309	190	107	91

Payable to affiliates:

Management fees	7	21	25	12	8

Custody fees	2	35	6	2	4

Shareholder servicing fees	8	20	—	3	—

Transfer agent fees	3	72	12	6	4

Accrued Trustee fees	4	9	4	4	4

Accrued other liabilities	25	58	24	25	26

Total Liabilities	255	34,057	561	684	258

Net Assets	$88,813	$2,148,111	$344,927	$178,115	$129,629

ANALYSIS OF NET ASSETS:

Capital stock	$105,030	$2,520,080	$393,585	$200,794	$163,121

Distributable earnings (loss)	(16,217)	(371,969)	(48,658)	(22,679)	(33,492)

Net Assets	$88,813	$2,148,111	$344,927	$178,115	$129,629

Net Assets:

Shares	$88,813	$2,148,111	$344,927	$178,115	$129,629

Total Shares Outstanding ($.001 par value, unlimited authorization):

Shares	9,560	238,795	36,577	17,909	14,844

Net Asset Value, Redemption and Offering Price Per Share:

Shares	$9.29	$9.00	$9.43	$9.95	$8.73

Investments, at cost	$96,570	$2,444,547	$378,153	$185,829	$147,936

Investments in affiliates, at cost	2,598	24,706	2,067	10,578	108

Foreign currencies, at cost	—	—	—	—	—

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	2	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

FIXED INCOME FUND	HIGH YIELD FIXED INCOME FUND	HIGH YIELD MUNICIPAL FUND	INTERMEDIATE TAX-EXEMPT FUND	LIMITED TERM TAX-EXEMPT FUND	LIMITED TERM U.S. GOVERNMENT FUND

$514,916	$3,200,061	$561,293	$1,928,443	$577,457	$47,188

269	159,215	11,294	42,426	19,640	2,895

—	146	—	—	—	—

4,139	61,612	8,508	23,859	6,300	159

38	275	15	55	40	10

23	40	—	—	—	—

9,335	—	2,366	5,543	—	—

111	—	—	—	—	—

680	13,915	992	15,644	2,318	—

6	35	5	15	6	9

4	13	4	22	15	3

529,521	3,435,312	584,477	2,016,007	605,776	50,264

4,410	1,276	365	3,385	—	970

598	5,849	—	—	8,384	—

12	—	—	—	—	—

5,006	4,190	4,334	4,354	1,701	60

398	4,825	545	1,184	218	22

38	329	55	141	41	3

10	27	8	32	10	1

2	11	4	—	17	—

18	113	20	66	19	2

14	18	4	13	4	8

26	67	22	46	23	26

10,532	16,705	5,357	9,221	10,417	1,092

$518,989	$3,418,607	$579,120	$2,006,786	$595,359	$49,172

$636,544	$4,663,243	$731,155	$2,263,010	$636,950	$57,686

(117,555)	(1,244,636)	(152,035)	(256,224)	(41,591)	(8,514)

$518,989	$3,418,607	$579,120	$2,006,786	$595,359	$49,172

518,989	3,418,607	579,120	2,006,786	595,359	49,172

59,658	621,073	81,408	213,095	61,595	5,357

8.70	5.50	7.11	9.42	9.67	9.18

$597,591	$3,876,211	$696,030	$2,132,701	$606,691	$49,322

269	159,215	11,294	42,426	19,640	2,895

—	153	—	—	—	—

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	3	FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

STATEMENTS OF ASSETS AND LIABILITIES continued

Amounts in thousands, except per share data	MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND	MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND	SHORT BOND FUND	TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND	TAX-EXEMPT FUND

ASSETS:

Investments, at value	$63,578	$173,484	$374,410	$2,984,389	$1,095,798

Investments in affiliates, at value	5,901	7,308	10,069	31,208	7,189

Repurchase agreements, at cost, which approximates value	—	—	—	—	—

Cash	—	—	—	—	—

Foreign currencies, at value	350	1	—	—	—

Due from broker (Note 2)	120	—	—	—	—

Interest income receivable	1,184	3,212	1,784	18,768	14,012

Dividend income receivable	9	15	14	37	15

Receivable for foreign tax reclaims	57	—	—	—	—

Receivable for securities sold	206	385	—	—	789

Receivable for fund shares sold	—	—	87	756	3,056

Receivable from investment adviser	3	4	48	17	8

Unrealized appreciation on forward foreign currency exchange contracts	81	—	—	—	—

Prepaid and other assets	2	15	14	21	8

Total Assets	71,491	184,424	386,426	3,035,196	1,120,875

LIABILITIES:

Unrealized depreciation on forward foreign currency exchange contracts	98	—	—	—	—

Payable for securities purchased	450	263	—	—	3,385

Unfunded loan commitments (Note 2)	—	7	—	—	—

Payable for when-issued securities	—	50	—	6,092	—

Payable for fund shares redeemed	—	1,418	289	35,470	9,415

Distributions payable to shareholders	—	—	151	1,057	825

Payable to affiliates:

Management fees	10	26	24	112	80

Custody fees	6	1	5	46	23

Shareholder servicing fees	—	—	—	—	9

Transfer agent fees	2	6	13	98	38

Accrued Trustee fees	1	1	4	8	7

Accrued other liabilities	42	13	26	65	34

Total Liabilities	609	1,785	512	42,948	13,816

Net Assets	$70,882	$182,639	$385,914	$2,992,248	$1,107,059

ANALYSIS OF NET ASSETS:

Capital stock	$120,217	$264,933	$424,514	$3,100,889	$1,322,976

Distributable earnings (loss)	(49,335)	(82,294)	(38,600)	(108,641)	(215,917)

Net Assets	$70,882	$182,639	$385,914	$2,992,248	$1,107,059

Net Assets:

Shares	$70,882	$182,639	$385,914	$2,992,248	$1,107,059

Siebert Williams Shank Shares	—	—	—	—	—

Total Shares Outstanding ($.001 par value, unlimited authorization):

Shares	10,924	23,112	21,854	303,005	120,213

Siebert Williams Shank Shares	—	—	—	—	—

Net Asset Value, Redemption and Offering Price Per Share:

Shares	$6.49	$7.90	$17.66	$9.88	$9.21

Siebert Williams Shank Shares	—	—	—	—	—

Investments, at cost	$86,337	$204,178	$401,392	$3,070,972	$1,257,455

Investments in affiliates, at cost	5,901	7,308	10,648	31,208	7,189

Foreign currencies, at cost	380	1	—	—	—

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	4	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

ULTRA-SHORT FIXED INCOME FUND	U.S. GOVERNMENT FUND	U.S. GOVERNMENT MONEY MARKET FUND	U.S. GOVERNMENT SELECT MONEY MARKET FUND	U.S. TREASURY INDEX FUND

$3,145,597	$42,807	$6,208,110	$1,333,379	$77,063

98,945	3,504	—	—	308

—	—	11,883,251	2,307,883	—

—	—	93,350	13	—

—	—	—	—	—

—	—	—	—	—

13,074	179	22,467	5,523	374

192	12	—	—	—

—	—	—	—	—

—	—	—	—	1,573

882	2	46,605	1,880	1

24	6	25	4	1

—	—	—	—	—

26	4	39	21	11

3,258,740	46,514	18,253,847	3,648,703	79,331

—	—	—	—	—

140,509	890	—	—	1,611

—	—	—	—	—

—	—	—	—	—

11,536	15	37,305	8,388	18

1,523	21	27,942	6,017	32

113	3	995	205	2

27	1	144	21	1

—	—	—	—	—

97	2	287	60	2

4	2	22	18	4

55	27	138	56	27

153,864	961	66,833	14,765	1,697

$3,104,876	$45,553	$18,187,014	$3,633,938	$77,634

$3,206,968	$51,295	$18,186,919	$3,633,873	$89,046

(102,092)	(5,742)	95	65	(11,412)

$3,104,876	$45,553	$18,187,014	$3,633,938	$77,634

3,074,993	45,553	18,187,014	3,633,938	77,634

29,883	—	—	—	—

309,417	5,221	18,186,906	3,633,912	4,050

3,007	—	—	—	—

9.94	8.73	1.00	1.00	19.17

9.94	—	—	—	—

$3,232,198	$45,151	$6,208,110	$1,333,379	$87,583

98,945	3,504	—	—	308

—	—	—	—	—

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	5	FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

STATEMENTS OF OPERATIONS

Amounts in thousands	ARIZONA TAX-EXEMPT FUND	BOND INDEX FUND	CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND	CALIFORNIA TAX-EXEMPT FUND

INVESTMENT INCOME:

Interest Income (Note 6)	$1,818	$29,823	$5,434	$2,490

Dividend income from investments in affiliates	14	166	98	85

Total Investment Income	1,832	29,989	5,532	2,575

EXPENSES:

Management fees	240	1,479	878	390

Custody fees	6	129	19	8

Transfer agent fees	22	476	79	35

Blue sky fees	8	14	5	5

Printing fees	4	9	4	4

Audit fees	10	19	10	10

Legal fees	10	19	10	10

Shareholder servicing fees	39	54	28	25

Trustee fees	3	11	3	3

Other	7	18	6	7

Total Expenses	349	2,228	1,042	497

Less expenses reimbursed by investment adviser	(92)	(499)	(119)	(83)

Net Expenses	257	1,729	923	414

Net Investment Income	1,575	28,260	4,609	2,161

NET REALIZED AND UNREALIZED GAINS (LOSSES):

Net realized gains (losses) on:

Investments	(2,570)	(43,924)	(8,229)	(2,507)

Futures contracts	—	—	—	—

Net changes in unrealized appreciation (depreciation) on:

Investments	(7,083)	(219,039)	(23,332)	(14,680)

Futures contracts	—	—	—	—

Foreign currency translations	—	—	—	—

Net Gains (Losses)	(9,653)	(262,963)	(31,561)	(17,187)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(8,078)	$(234,703)	$(26,952)	$(15,026)

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	6	NORTHERN FUNDS SEMIANNUAL REPORT

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2022 (UNAUDITED)

CORE BOND FUND	FIXED INCOME FUND	HIGH YIELD FIXED INCOME FUND	HIGH YIELD MUNICIPAL FUND	INTERMEDIATE TAX-EXEMPT FUND	LIMITED TERM TAX-EXEMPT FUND	LIMITED TERM U.S. GOVERNMENT FUND

$2,328	$10,048	$117,473	$15,240	$32,413	$5,647	$524

38	122	925	110	231	182	28

2,366	10,170	118,398	15,350	32,644	5,829	552

307	1,295	13,393	2,398	4,911	1,384	96

12	30	135	29	99	29	4

31	116	698	132	444	124	10

11	13	14	10	13	12	10

4	4	11	5	11	5	4

10	10	22	10	19	10	10

10	10	22	10	19	10	10

3	16	94	17	60	38	2

3	3	13	3	11	3	3

5	7	20	7	17	7	6

396	1,504	14,422	2,621	5,604	1,622	155

(69)	(144)	(776)	(582)	(389)	(169)	(49)

327	1,360	13,646	2,039	5,215	1,453	106

2,039	8,810	104,752	13,311	27,429	4,376	446

(8,719)	(26,299)	(17,497)	(12,336)	(42,189)	(9,031)	(1,298)

(51)	757	—	—	—	—	—

(9,909)	(49,478)	(524,702)	(93,293)	(127,920)	(7,807)	(700)

354	1,587	—	—	—	—	—

—	—	(15)	—	—	—	—

(18,325)	(73,433)	(542,214)	(105,629)	(170,109)	(16,838)	(1,998)

$(16,286)	$(64,623)	$(437,462)	$(92,318)	$(142,680)	$(12,462)	$(1,552)

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	7	FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

STATEMENTS OF OPERATIONS continued

Amounts in thousands	MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND		MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND	SHORT BOND FUND	TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND

INVESTMENT INCOME:

Interest Income (Note 6)	$2,824	(1)	$5,504	$3,471	$21,110

Dividend income	—		25	—	—

Dividend income from investments in affiliates	32		63	100	302

Income from affiliates (Note 6)	—		—	—	—

Total Investment Income	2,856		5,592	3,571	21,412
EXPENSES:

Management fees	344		757	765	3,894

Custody fees	27		16	18	145

Transfer agent fees	15		35	78	669

Blue sky fees	12		9	9	16

Printing fees	4		4	4	11

Audit fees	10		21	10	22

Legal fees	10		10	10	21

Shareholder servicing fees	—		3	1	21

Trustee fees	3		3	3	13

Other	11		7	6	21

Total Expenses	436		865	904	4,833

Less expenses voluntarily reimbursed by investment adviser	—		—	—	—

Less expenses reimbursed by investment adviser	(62)		(85)	(98)	(466)

Less custodian credits	—		—	—	—

Net Expenses	374		780	806	4,367

Net Investment Income	2,482		4,812	2,765	17,045

NET REALIZED AND UNREALIZED GAINS (LOSSES):

Net realized gains (losses) on:

Investments	(14,290	)(2)	(3,611)	(298)	(16,913)

Interest rate swap agreements	(41)		—	—	—

Foreign currency transactions	(222)		—	—	—

Forward foreign currency exchange contracts	(330)		—	—	—

Net changes in unrealized appreciation (depreciation) on:

Investments	(1,631)		(20,860)	(13,672)	(29,219)

Investments in affiliates	—		—	(366)	—

Interest rate swap agreements	4		—	—	—

Foreign currency translations	(48)		—	—	—

Forward foreign currency exchange contracts	205		—	—	—

Net Gains (Losses)	(16,353)		(24,471)	(14,336)	(46,132)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(13,871)		$(19,659)	$(11,571)	$(29,087)

(1)	Net of $2 in foreign withholding taxes.

(2)	Net of foreign capital gains tax paid of $8.

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	8	NORTHERN FUNDS SEMIANNUAL REPORT

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2022 (UNAUDITED)

TAX-EXEMPT FUND	ULTRA-SHORT FIXED INCOME FUND	U.S. GOVERNMENT FUND	U.S. GOVERNMENT MONEY MARKET FUND	U.S. GOVERNMENT SELECT MONEY MARKET FUND	U.S. TREASURY INDEX FUND

$22,935	$24,781	$476	$120,995	$24,308	$758

—	—	—	—	—	—

117	568	28	—	—	2

—	—	—	264	—	—

23,052	25,349	504	121,259	24,308	760

2,936	3,541	84	30,745	5,896	54

62	118	4	702	128	4

263	606	9	1,770	339	16

12	17	11	15	13	9

7	10	3	37	11	4

13	19	10	52	22	10

13	19	10	52	22	10

57	42	—	—	—	—

6	11	3	42	14	3

10	20	6	58	21	6

3,379	4,403	140	33,473	6,466	116

—	—	—	(1,833)	(338)	—

(297)	(448)	(47)	(789)	(177)	(49)

—	—	—	(5)	(12)	—

3,082	3,955	93	30,846	5,939	67

19,970	21,394	411	90,413	18,369	693

(47,210)	(9,816)	(1,630)	62	11	(674)

—	—	—	—	—	—

—	—	—	—	—	—

—	—	—	—	—	—

(92,382)	(32,939)	(858)	—	—	(6,899)

—	—	—	—	—	—

—	—	—	—	—	—

—	—	—	—	—	—

—	—	—	—	—	—

(139,592)	(42,755)	(2,488)	62	11	(7,573)

$(119,622)	$(21,361)	$(2,077)	$90,475	$18,380	$(6,880)

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	9	FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	ARIZONA TAX-EXEMPT FUND		BOND INDEX FUND		CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND

Amounts in thousands	SEP 30, 2022	MAR 31, 2022	SEP 30, 2022	MAR 31, 2022	SEP 30, 2022	MAR 31, 2022
OPERATIONS:

Net investment income (Note 6)	$1,575	$3,484	$28,260	$55,071	$4,609	$10,557

Net realized gains (losses)	(2,570)	(1,197)	(43,924)	13,608	(8,229)	(38)

Net change in unrealized depreciation	(7,083)	(9,706)	(219,039)	(187,169)	(23,332)	(38,376)

Net Increase (Decrease) in Net Assets Resulting from Operations	(8,078)	(7,419)	(234,703)	(118,490)	(26,952)	(27,857)
CAPITAL SHARE TRANSACTIONS:

Net increase (decrease) in net assets resulting from Shares transactions	(43,634)	(15,500)	(264,990)	(377,725)	(106,917)	(11,784)

Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(43,634)	(15,500)	(264,990)	(377,725)	(106,917)	(11,784)
DISTRIBUTIONS TO SHARES SHAREHOLDERS:

Distributable earnings	(1,576)	(3,484)	(29,906)	(78,293)	(4,614)	(10,566)

Total Distributions to Shares Shareholders	(1,576)	(3,484)	(29,906)	(78,293)	(4,614)	(10,566)
Total Increase (Decrease) in Net Assets	(53,288)	(26,403)	(529,599)	(574,508)	(138,483)	(50,207)

NET ASSETS:

Beginning of period	142,101	168,504	2,677,710	3,252,218	483,410	533,617

End of period	$88,813	$142,101	$2,148,111	$2,677,710	$344,927	$483,410

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	10	NORTHERN FUNDS SEMIANNUAL REPORT

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2022, (UNAUDITED) OR THE FISCAL YEAR ENDED MARCH 31, 2022

CALIFORNIA TAX-EXEMPT FUND		CORE BOND FUND		FIXED INCOME FUND		HIGH YIELD FIXED INCOME FUND

SEP 30, 2022	MAR 31, 2022	SEP 30, 2022	MAR 31, 2022	SEP 30, 2022	MAR 31, 2022	SEP 30, 2022	MAR 31, 2022

$2,161	$4,398	$2,039	$2,771	$8,810	$15,678	$104,752	$191,033

(2,507)	(321)	(8,770)	(3,182)	(25,542)	(4,914)	(17,497)	28,941

(14,680)	(15,656)	(9,555)	(7,930)	(47,891)	(37,234)	(524,717)	(255,483)

(15,026)	(11,579)	(16,286)	(8,341)	(64,623)	(26,470)	(437,462)	(35,509)

(4,603)	(1,410)	(41,043)	(51,984)	(103,738)	(80,138)	82,872	780,567

(4,603)	(1,410)	(41,043)	(51,984)	(103,738)	(80,138)	82,872	780,567

(2,165)	(5,144)	(2,154)	(3,655)	(9,391)	(18,912)	(105,938)	(196,193)

(2,165)	(5,144)	(2,154)	(3,655)	(9,391)	(18,912)	(105,938)	(196,193)

(21,794)	(18,133)	(59,483)	(63,980)	(177,752)	(125,520)	(460,528)	548,865

199,909	218,042	189,112	253,092	696,741	822,261	3,879,135	3,330,270

$178,115	$199,909	$129,629	$189,112	$518,989	$696,741	$3,418,607	$3,879,135

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	11	FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

STATEMENTS OF CHANGES IN NET ASSETS continued

	HIGH YIELD MUNICIPAL FUND		INTERMEDIATE TAX-EXEMPT FUND		LIMITED TERM TAX-EXEMPT FUND

Amounts in thousands	SEP 30, 2022	MAR 31, 2022	SEP 30, 2022	MAR 31, 2022	SEP 30, 2022	MAR 31, 2022
OPERATIONS:

Net investment income (Note 6)	$13,311	$22,775	$27,429	$52,175	$4,376	$7,638

Net realized gains (losses)	(12,336)	1,248	(42,189)	(2,248)	(9,031)	417

Net change in unrealized depreciation	(93,293)	(65,281)	(127,920)	(175,073)	(7,807)	(32,692)

Net Increase (Decrease) in Net Assets Resulting from Operations	(92,318)	(41,258)	(142,680)	(125,146)	(12,462)	(24,637)
CAPITAL SHARE TRANSACTIONS:

Net increase (decrease) in net assets resulting from Shares transactions	(88,436)	238,282	(508,211)	(198,706)	(114,343)	(150,789)

Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(88,436)	238,282	(508,211)	(198,706)	(114,343)	(150,789)
DISTRIBUTIONS TO SHARES SHAREHOLDERS:

Distributable earnings	(13,311)	(22,776)	(27,441)	(64,396)	(4,376)	(15,658)

Total Distributions to Shares Shareholders	(13,311)	(22,776)	(27,441)	(64,396)	(4,376)	(15,658)
Total Increase (Decrease) in Net Assets	(194,065)	174,248	(678,332)	(388,248)	(131,181)	(191,084)

NET ASSETS:

Beginning of period	773,185	598,937	2,685,118	3,073,366	726,540	917,624

End of period	$579,120	$773,185	$2,006,786	$2,685,118	$595,359	$726,540

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	12	NORTHERN FUNDS SEMIANNUAL REPORT

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2022, (UNAUDITED) OR THE FISCAL YEAR ENDED MARCH 31, 2022

LIMITED TERM U.S. GOVERNMENT FUND		MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND		MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND		SHORT BOND FUND

SEP 30, 2022	MAR 31, 2022	SEP 30, 2022	MAR 31, 2022	SEP 30, 2022	MAR 31, 2022	SEP 30, 2022	MAR 31, 2022

$446	$97	$2,482	$6,470	$4,812	$8,141	$2,765	$4,813

(1,298)	(1,156)	(14,883)	(5,944)	(3,611)	2,633	(298)	707

(700)	(1,326)	(1,470)	(12,822)	(20,860)	(9,203)	(14,038)	(18,277)

(1,552)	(2,385)	(13,871)	(12,296)	(19,659)	1,571	(11,571)	(12,757)

3,197	(13,302)	(10,101)	(32,002)	26,474	13,223	(24,966)	6,343

3,197	(13,302)	(10,101)	(32,002)	26,474	13,223	(24,966)	6,343

(448)	(147)	—	(5,912)	(5,009)	(8,578)	(2,964)	(5,270)

(448)	(147)	—	(5,912)	(5,009)	(8,578)	(2,964)	(5,270)

1,197	(15,834)	(23,972)	(50,210)	1,806	6,216	(39,501)	(11,684)

47,975	63,809	94,854	145,064	180,833	174,617	425,415	437,099

$49,172	$47,975	$70,882	$94,854	$182,639	$180,833	$385,914	$425,415

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	13	FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

STATEMENTS OF CHANGES IN NET ASSETS continued

	TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND		TAX-EXEMPT FUND		ULTRA-SHORT FIXED INCOME FUND

Amounts in thousands	SEP 30, 2022	MAR 31, 2022	SEP 30, 2022	MAR 31, 2022	SEP 30, 2022	MAR 31, 2022
OPERATIONS:

Net investment income (Note 6)	$17,045	$21,225	$19,970	$37,499	$21,394	$19,619

Net realized gains (losses)	(16,913)	(4,668)	(47,210)	(2,722)	(9,816)	(1,519)

Net change in unrealized depreciation	(29,219)	(77,029)	(92,382)	(119,453)	(32,939)	(68,007)

Net Increase (Decrease) in Net Assets Resulting from Operations	(29,087)	(60,472)	(119,622)	(84,676)	(21,361)	(49,907)
CAPITAL SHARE TRANSACTIONS:

Net increase (decrease) in net assets resulting from Shares transactions	(955,482)	(782,409)	(414,480)	(227,903)	(60,994)	(432,702)

Net increase in net assets resulting from Siebert Williams Shank Shares transactions	—	—	—	—	30,005	—

Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(955,482)	(782,409)	(414,480)	(227,903)	(30,989)	(432,702)
DISTRIBUTIONS TO SHARES SHAREHOLDERS:

Distributable earnings	(17,050)	(24,356)	(19,976)	(46,575)	(22,325)	(28,557)

Total Distributions to Shares Shareholders	(17,050)	(24,356)	(19,976)	(46,575)	(22,325)	(28,557)
DISTRIBUTIONS TO SIEBERT WILLIAMS SHANK SHARES SHAREHOLDERS:

Distributable earnings	—	—	—	—	(30)	—

Total Distributions to Siebert Williams Shank Shares Shareholders	—	—	—	—	(30)	—
Total Increase (Decrease) in Net Assets	(1,001,619)	(867,237)	(554,078)	(359,154)	(74,705)	(511,166)

NET ASSETS:

Beginning of period	3,993,867	4,861,104	1,661,137	2,020,291	3,179,581	3,690,747

End of period	$2,992,248	$3,993,867	$1,107,059	$1,661,137	$3,104,876	$3,179,581

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	14	NORTHERN FUNDS SEMIANNUAL REPORT

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2022, (UNAUDITED) OR THE FISCAL YEAR ENDED MARCH 31, 2022

U.S. GOVERNMENT FUND		U.S. GOVERNMENT MONEY MARKET FUND		U.S. GOVERNMENT SELECT MONEY MARKET FUND		U.S. TREASURY INDEX FUND

SEP 30, 2022	MAR 31, 2022	SEP 30, 2022	MAR 31, 2022	SEP 30, 2022	MAR 31, 2022	SEP 30, 2022	MAR 31, 2022

$411	$169	$90,413	$1,056	$18,369	$8,416	$693	$1,306

(1,630)	(928)	62	137	11	32	(674)	121

(858)	(1,222)	—	—	—	—	(6,899)	(4,608)

(2,077)	(1,981)	90,475	1,193	18,380	8,448	(6,880)	(3,181)

3,748	(6,848)	(2,026,490)	2,695,375	(93,413)	(183,950)	(1,909)	(7,972)

—	—	—	—	—	—	—	—

3,748	(6,848)	(2,026,490)	2,695,375	(93,413)	(183,950)	(1,909)	(7,972)

(410)	(222)	(90,414)	(1,534)	(18,368)	(8,411)	(694)	(2,104)

(410)	(222)	(90,414)	(1,534)	(18,368)	(8,411)	(694)	(2,104)

—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—

1,261	(9,051)	(2,026,429)	2,695,034	(93,401)	(183,913)	(9,483)	(13,257)

44,292	53,343	20,213,443	17,518,409	3,727,339	3,911,252	87,117	100,374

$45,553	$44,292	$18,187,014	$20,213,443	$3,633,938	$3,727,339	$77,634	$87,117

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	15	FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

FINANCIAL HIGHLIGHTS

ARIZONA TAX-EXEMPT FUND	SHARES

Selected per share data	SIX MONTHS ENDED SEP 30, 2022 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2022	FISCAL YEAR ENDED MAR 31, 2021	FISCAL YEAR ENDED MAR 31, 2020	FISCAL YEAR ENDED MAR 31, 2019	FISCAL YEAR ENDED MAR 31, 2018

Net Asset Value, Beginning of Period	$10.13	$10.86	$10.77	$10.65	$10.43	$10.54

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.14	0.23	0.25	0.28	0.31	0.31

Net realized and unrealized gains (losses)	(0.84)	(0.73)	0.09	0.12	0.22	(0.11)

Total from Investment Operations	(0.70)	(0.50)	0.34	0.40	0.53	0.20

LESS DISTRIBUTIONS PAID:

From net investment income	(0.14)	(0.23)	(0.25)	(0.28)	(0.31)	(0.31)

Total Distributions Paid	(0.14)	(0.23)	(0.25)	(0.28)	(0.31)	(0.31)

Net Asset Value, End of Period	$9.29	$10.13	$10.86	$10.77	$10.65	$10.43

Total Return(1)	(6.96)%	(4.74)%	3.19%	3.86%	5.15%	1.95%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$88,813	$142,101	$168,504	$135,533	$118,657	$111,621

Ratio to average net assets of:(2)

Expenses, net of reimbursements and credits(3)	0.46%	0.46%	0.46%	0.46%	0.47%	0.46%

Expenses, before reimbursements and credits	0.62%	0.60%	0.58%	0.60%	0.60%	0.61%

Net investment income, net of reimbursements and credits(3)	2.82%	2.09%	2.29%	2.56%	3.03%	2.89%

Net investment income, before reimbursements and credits	2.66%	1.95%	2.17%	2.42%	2.90%	2.74%

Portfolio Turnover Rate	11.60%	32.67%	17.20%	63.33%	52.94%	85.89%

(1)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(2)	Annualized for periods less than one year.

(3)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $3,000, $500, $5,000, $10,000, $9,000 and $13,000, which represent less than 0.01 percent of average net assets for the six months ended September 30, 2022 and for the fiscal years ended March 31, 2022, 2021, 2020, 2019 and 2018, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	16	NORTHERN FUNDS SEMIANNUAL REPORT

BOND INDEX FUND	SHARES

Selected per share data	SIX MONTHS ENDED SEP 30, 2022 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2022	FISCAL YEAR ENDED MAR 31, 2021	FISCAL YEAR ENDED MAR 31, 2020	FISCAL YEAR ENDED MAR 31, 2019	FISCAL YEAR ENDED MAR 31, 2018

Net Asset Value, Beginning of Period	$10.04	$10.75	$11.05	$10.45	$10.31	$10.47

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.10	0.19	0.22	0.28	0.28	0.26

Net realized and unrealized gains (losses)	(1.03)	(0.63)	(0.17)	0.65	0.15	(0.14)

Total from Investment Operations	(0.93)	(0.44)	0.05	0.93	0.43	0.12

LESS DISTRIBUTIONS PAID:

From net investment income	(0.11)	(0.22)	(0.25)	(0.30)	(0.29)	(0.28)

From net realized gains	—	(0.05)	(0.10)	(0.03)	—	—

Total Distributions Paid	(0.11)	(0.27)	(0.35)	(0.33)	(0.29)	(0.28)

Net Asset Value, End of Period	$9.00	$10.04	$10.75	$11.05	$10.45	$10.31

Total Return(1)	(9.25)%	(4.22)%	0.36%	9.01%	4.33%	1.13%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$2,148,111	$2,677,710	$3,252,218	$2,936,072	$3,020,198	$2,769,946

Ratio to average net assets of:(2)

Expenses, net of reimbursements and credits(3)	0.14%	0.15%	0.15%	0.15%	0.15%	0.15%

Expenses, before reimbursements and credits	0.18%	0.19%	0.19%	0.18%	0.17%	0.17%

Net investment income, net of reimbursements and credits(3)	2.28%	1.77%	1.91%	2.63%	2.78%	2.50%

Net investment income, before reimbursements and credits	2.24%	1.73%	1.87%	2.60%	2.76%	2.48%

Portfolio Turnover Rate	24.04%	48.74%	75.38%	53.74%	70.72%	44.51%

(1)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(2)	Annualized for periods less than one year.

(3)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $27,000, $1,000, $92,000, $83,000, $109,000, and $97,000, which represent less than 0.01 percent of average net assets for the six months ended September 30, 2022 and for the fiscal years ended March 31, 2022, 2021, 2020, 2019, and 2018, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	17	FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

FINANCIAL HIGHLIGHTS continued

CALIFORNIA INTERMEDIATE TAX- EXEMPT FUND	SHARES

Selected per share data	SIX MONTHS ENDED SEP 30, 2022 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2022	FISCAL YEAR ENDED MAR 31, 2021	FISCAL YEAR ENDED MAR 31, 2020	FISCAL YEAR ENDED MAR 31, 2019	FISCAL YEAR ENDED MAR 31, 2018

Net Asset Value, Beginning of Period	$10.17	$10.94	$10.74	$10.68	$10.47	$10.57

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.11	0.21	0.24	0.27	0.28	0.28

Net realized and unrealized gains (losses)	(0.74)	(0.77)	0.22	0.06	0.21	(0.10)

Total from Investment Operations	(0.63)	(0.56)	0.46	0.33	0.49	0.18

LESS DISTRIBUTIONS PAID:

From net investment income	(0.11)	(0.21)	(0.24)	(0.27)	(0.28)	(0.28)

From net realized gains	—	—	(0.02)	— (1)	—	—

Total Distributions Paid	(0.11)	(0.21)	(0.26)	(0.27)	(0.28)	(0.28)

Net Asset Value, End of Period	$9.43	$10.17	$10.94	$10.74	$10.68	$10.47

Total Return(2)	(6.21)%	(5.20)%	4.29%	3.11%	4.78%	1.67%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$344,927	$483,410	$533,617	$493,284	$498,887	$494,372

Ratio to average net assets of:(3)

Expenses, net of reimbursements and credits(4)	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%

Expenses, before reimbursements and credits	0.51%	0.51%	0.50%	0.50%	0.49%	0.50%

Net investment income, net of reimbursements and credits(4)	2.26%	1.95%	2.18%	2.48%	2.69%	2.61%

Net investment income, before reimbursements and credits	2.20%	1.89%	2.13%	2.43%	2.65%	2.56%

Portfolio Turnover Rate	2.65%	19.44%	16.87%	31.63%	28.54%	52.17%

(1)	Per share amounts from distributions paid from net realized gains were less than $0.01 per share.

(2)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(3)	Annualized for periods less than one year.

(4)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $14,000, less than $1,000, and approximately $19,000, $26,000, $22,000 and $25,000 which represent less than 0.01 percent of average net assets for the six months ended September 30, 2022 and the fiscal years ended March 31, 2022, 2021, 2020, 2019 and 2018, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	18	NORTHERN FUNDS SEMIANNUAL REPORT

CALIFORNIA TAX-EXEMPT FUND	SHARES

Selected per share data	SIX MONTHS ENDED SEP 30, 2022 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2022	FISCAL YEAR ENDED MAR 31, 2021	FISCAL YEAR ENDED MAR 31, 2020	FISCAL YEAR ENDED MAR 31, 2019	FISCAL YEAR ENDED MAR 31, 2018

Net Asset Value, Beginning of Period	$10.91	$11.80	$11.65	$11.56	$11.40	$11.48

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.12	0.24	0.29	0.33	0.40	0.39

Net realized and unrealized gains (losses)	(0.96)	(0.85)	0.21	0.16	0.16	(0.08)

Total from Investment Operations	(0.84)	(0.61)	0.50	0.49	0.56	0.31

LESS DISTRIBUTIONS PAID:

From net investment income	(0.12)	(0.24)	(0.29)	(0.33)	(0.40)	(0.39)

From net realized gains	—	(0.04)	(0.06)	(0.07)	—	—

Total Distributions Paid	(0.12)	(0.28)	(0.35)	(0.40)	(0.40)	(0.39)

Net Asset Value, End of Period	$9.95	$10.91	$11.80	$11.65	$11.56	$11.40

Total Return(1)	(7.69)%	(5.35)%	4.32%	4.27%	5.01%	2.69%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$178,115	$199,909	$218,042	$193,318	$179,416	$181,272

Ratio to average net assets of:(2)

Expenses, net of reimbursements and credits(3)	0.46%	0.46%	0.45%	0.46%	0.46%	0.46%

Expenses, before reimbursements and credits	0.55%	0.55%	0.55%	0.55%	0.56%	0.58%

Net investment income, net of reimbursements and credits(3)	2.39%	2.00%	2.46%	2.78%	3.50%	3.36%

Net investment income, before reimbursements and credits	2.30%	1.91%	2.36%	2.69%	3.40%	3.24%

Portfolio Turnover Rate	19.44%	30.33%	28.48%	55.08%	34.83%	83.27%

(1)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(2)	Annualized for periods less than one year.

(3)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $10,000, less than $1,000 and approximately $9,000, $16,000, $11,000 and $21,000, which represent less than 0.01 percent of average net assets for the six months ended September 30, 2022 and for the fiscal years ended March 31, 2022, 2021, 2020, 2019 and 2018, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	19	FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

FINANCIAL HIGHLIGHTS continued

CORE BOND FUND	SHARES

Selected per share data	SIX MONTHS ENDED SEP 30, 2022 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2022	FISCAL YEAR ENDED MAR 31, 2021	FISCAL YEAR ENDED MAR 31, 2020	FISCAL YEAR ENDED MAR 31, 2019	FISCAL YEAR ENDED MAR 31, 2018

Net Asset Value, Beginning of Period	$9.82	$10.43	$10.47	$10.08	$10.02	$10.15

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.11	0.13	0.15	0.23	0.28	0.26

Net realized and unrealized gains (losses)	(1.08)	(0.56)	0.18	0.43	0.08	(0.11)

Total from Investment Operations	(0.97)	(0.43)	0.33	0.66	0.36	0.15

LESS DISTRIBUTIONS PAID:

From net investment income	(0.12)	(0.18)	(0.19)	(0.27)	(0.30)	(0.28)

From net realized gains	—	—	(0.18)	—	—	—

Total Distributions Paid	(0.12)	(0.18)	(0.37)	(0.27)	(0.30)	(0.28)

Net Asset Value, End of Period	$8.73	$9.82	$10.43	$10.47	$10.08	$10.02

Total Return(1)	(9.89)%	(4.18)%	3.08%	6.57%	3.75%	1.45%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$129,629	$189,112	$253,092	$194,834	$255,171	$266,835

Ratio to average net assets of:(2)

Expenses, net of reimbursements and credits(3)	0.41%	0.41%	0.40%	0.41%	0.41%	0.41%

Expenses, before reimbursements and credits	0.49%	0.47%	0.47%	0.47%	0.46%	0.46%

Net investment income, net of reimbursements and credits(3)	2.52%	1.32%	1.26%	2.33%	2.91%	2.49%

Net investment income, before reimbursements and credits	2.44%	1.26%	1.19%	2.27%	2.86%	2.44%

Portfolio Turnover Rate	131.47%	319.16%	326.11%	485.45%	327.61%	424.59%

(1)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(2)	Annualized for periods less than one year.

(3)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $5,000, $1,000, $10,000, $15,000 and $11,000, which represent less than 0.01 percent of average net assets for the six months ended September 30, 2022 and for the fiscal years ended March 31, 2022, 2021, 2020 and 2019, respectively and approximately $18,000 which represents 0.01 percent of average net assets for the fiscal year ended March 31, 2018. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	20	NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME FUND	SHARES

Selected per share data	SIX MONTHS ENDED SEP 30, 2022 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2022	FISCAL YEAR ENDED MAR 31, 2021		FISCAL YEAR ENDED MAR 31, 2020	FISCAL YEAR ENDED MAR 31, 2019	FISCAL YEAR ENDED MAR 31, 2018

Net Asset Value, Beginning of Period	$9.84	$10.45	$10.18		$9.97	$9.94	$10.12

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.13	0.20 (1)	0.19		0.27	0.32	0.31

Net realized and unrealized gains (losses)	(1.13)	(0.56)	0.38		0.24	0.06	(0.16)

Total from Investment Operations	(1.00)	(0.36)	0.57		0.51	0.38	0.15

LESS DISTRIBUTIONS PAID:

From net investment income(2)	(0.14)	(0.25)	(0.24)		(0.30)	(0.35)	(0.33)

From net realized gains	—	—	(0.06)		—	—	—

Total Distributions Paid	(0.14)	(0.25)	(0.30)		(0.30)	(0.35)	(0.33)

Net Asset Value, End of Period	$8.70	$9.84	$10.45		$10.18	$9.97	$9.94

Total Return(3)	(10.18)%	(3.58)%	5.63	%(4)	5.11%	3.98%	1.38%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$518,989	$696,741	$822,261		$841,826	$848,130	$1,190,331

Ratio to average net assets of:(5)

Expenses, net of reimbursements and credits(6)	0.45%	0.45%	0.45%		0.45%	0.45%	0.45%

Expenses, before reimbursements and credits	0.50%	0.49%	0.49%		0.49%	0.48%	0.48%

Net investment income, net of reimbursements and credits(6)	2.92%	1.95%	1.83%		2.66%	3.41%	2.95%

Net investment income, before reimbursements and credits	2.87%	1.91%	1.79%		2.62%	3.38%	2.92%

Portfolio Turnover Rate	95.69%	248.30%	261.29%		439.40%	283.15%	364.76%

(1)

The Northern Trust Company reimbursed the Fund less than $1,000. The reimbursements represent less than $0.01 per share. Without theses reimbursements, the total return would have been (3.59)%. See Note 6.

(2)	Distributions to shareholders from net investment income include amounts related to foreign currency transactions, which are treated as ordinary income for federal income tax purposes.

(3)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(4)	During the fiscal year ended March 31, 2021, the Fund received monies related to certain nonrecurring litigation proceeds. If these monies were not received, the total return would have been 5.62%.

(5)	Annualized for periods less than one year.

(6)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $13,000, less than $1,000, $25,000, $55,000, $32,000 and $81,000, which represent less than 0.01 percent of average net assets for the six month period ended September 30, 2022 and fiscal years ended March 31, 2022, 2021, 2020, 2019 and 2018, respectively. Absent the additional reimbursements, net investment income and reimbursements would have decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	21	FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

FINANCIAL HIGHLIGHTS continued

HIGH YIELD FIXED INCOME FUND	SHARES

Selected per share data	SIX MONTHS ENDED SEP 30, 2022 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2022		FISCAL YEAR ENDED MAR 31, 2021	FISCAL YEAR ENDED MAR 31, 2020	FISCAL YEAR ENDED MAR 31, 2019	FISCAL YEAR ENDED MAR 31, 2018

Net Asset Value, Beginning of Period	$6.39	$6.78		$5.57	$6.60	$6.72	$6.84

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.17	0.35	(1)(2)	0.36	0.40	0.42	0.42

Net realized and unrealized gains (losses)	(0.89)	(0.38)		1.21	(1.02)	(0.12)	(0.12)

Total from Investment Operations	(0.72)	(0.03)		1.57	(0.62)	0.30	0.30

LESS DISTRIBUTIONS PAID:

From net investment income(3)	(0.17)	(0.36)		(0.36)	(0.41)	(0.42)	(0.42)

Total Distributions Paid	(0.17)	(0.36)		(0.36)	(0.41)	(0.42)	(0.42)

Net Asset Value, End of Period	$5.50	$6.39		$6.78	$5.57	$6.60	$6.72

Total Return(4)	(11.34)%	(0.61	)%(2)	28.40%	(9.96)%	4.64%	4.32%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$3,418,607	$3,879,135		$3,330,270	$3,153,247	$3,795,975	$3,556,517

Ratio to average net assets of:(5)

Expenses, net of reimbursements and credits(6)	0.75%	0.78%		0.78%	0.78%	0.78%	0.80%

Expenses, before reimbursements and credits	0.80%	0.83%		0.83%	0.82%	0.81%	0.81%

Net investment income, net of reimbursements and credits(6)	5.78%	5.17%		5.62%	6.10%	6.34%	6.00%

Net investment income, before reimbursements and credits	5.73%	5.12%		5.57%	6.06%	6.31%	5.99%

Portfolio Turnover Rate	6.45%	30.32%		54.82%	47.65%	52.19%	95.52%

(1)	The Northern Trust Company reimbursed expenses of the Fund for approximately $7,000. The reimbursements represent less than $0.01 per share and had no effect on the Fund’s total return. See Note 6.

(2)

The Northern Trust Company reimbursed the Fund approximately $1,000. The reimbursements represent less than $0.01 per share. Without these reimbursements, the total return would have been (0.60)%. See Note 6.

(3)	Distributions to shareholders from net investment income include amounts related to foreign currency transactions, which are treated as ordinary income for federal income tax purposes.

(4)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $121,000, $9,000, $70,000, $94,000, $198,000 and $196,000, which represent less than 0.01 percent of average net assets for the six months ended September 30, 2022 and for the fiscal years ended March 31, 2022, 2021, 2020, 2019 and 2018, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	22	NORTHERN FUNDS SEMIANNUAL REPORT

HIGH YIELD MUNICIPAL FUND	SHARES

Selected per share data	SIX MONTHS ENDED SEP 30, 2022 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2022	FISCAL YEAR ENDED MAR 31, 2021	FISCAL YEAR ENDED MAR 31, 2020	FISCAL YEAR ENDED MAR 31, 2019	FISCAL YEAR ENDED MAR 31, 2018

Net Asset Value, Beginning of Period	$8.31	$8.95	$8.31	$8.70	$8.69	$8.69

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.15	0.28	0.32	0.34	0.37	0.35

Net realized and unrealized gains (losses)	(1.20)	(0.64)	0.64	(0.39)	0.01	—

Total from Investment Operations	(1.05)	(0.36)	0.96	(0.05)	0.38	0.35

LESS DISTRIBUTIONS PAID:

From net investment income	(0.15)	(0.28)	(0.32)	(0.34)	(0.37)	(0.35)

Total Distributions Paid	(0.15)	(0.28)	(0.32)	(0.34)	(0.37)	(0.35)

Net Asset Value, End of Period	$7.11	$8.31	$8.95	$8.31	$8.70	$8.69

Total Return(1)	(12.73)%	(4.27)%	11.75%	(0.68)%	4.47%	4.03%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$579,120	$773,185	$598,937	$509,834	$443,469	$412,599

Ratio to average net assets of:(2)

Expenses, net of reimbursements and credits(3)	0.59%	0.60%	0.60%	0.60%	0.61%	0.80%

Expenses, before reimbursements and credits	0.76%	0.83%	0.84%	0.84%	0.83%	0.83%

Net investment income, net of reimbursements and credits(3)	3.88%	3.05%	3.71%	3.87%	4.27%	3.96%

Net investment income, before reimbursements and credits	3.71%	2.82%	3.47%	3.63%	4.05%	3.93%

Portfolio Turnover Rate	9.53%	21.90%	33.75%	47.62%	51.81%	9.69%

(1)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(2)	Annualized for periods less than one year.

(3)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $15,000, $1,000, $18,000, $24,000, $16,000 and $12,000, which represent less than 0.01 percent of average net assets for the six months ended September 30, 2022 and for the fiscal years ended March 31, 2022, 2021, 2020, 2019 and 2018, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	23	FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

FINANCIAL HIGHLIGHTS continued

INTERMEDIATE TAX-EXEMPT FUND	SHARES

Selected per share data	SIX MONTHS ENDED SEP 30, 2022 (UNAUDITED)		FISCAL YEAR ENDED MAR 31, 2022	FISCAL YEAR ENDED MAR 31, 2021		FISCAL YEAR ENDED MAR 31, 2020		FISCAL YEAR ENDED MAR 31, 2019		FISCAL YEAR ENDED MAR 31, 2018

Net Asset Value, Beginning of Period	$10.14		$10.83	$10.68		$10.57		$10.37		$10.40

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.12		0.19	0.21		0.24		0.25		0.22

Net realized and unrealized gains (losses)	(0.72)		(0.65)	0.22		0.15		0.20		(0.03)

Total from Investment Operations	(0.60)		(0.46)	0.43		0.39		0.45		0.19

LESS DISTRIBUTIONS PAID:

From net investment income	(0.12)		(0.19)	(0.21)		(0.24)		(0.25)		(0.22)

From net realized gains	—		(0.04)	(0.07)		(0.04)		—		—

Total Distributions Paid	(0.12)		(0.23)	(0.28)		(0.28)		(0.25)		(0.22)

Net Asset Value, End of Period	$9.42		$10.14	$10.83		$10.68		$10.57		$10.37

Total Return(1)	(5.97)%		(4.35)%	4.01%		3.72%		4.47%		1.75%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$2,006,786		$2,685,118	$3,073,366		$3,017,951		$2,774,081		$2,935,140

Ratio to average net assets of:(2)

Expenses, net of reimbursements and credits	0.45	%(3)	0.45%	0.45	%(3)	0.45	%(3)	0.45	%(3)	0.45	%(3)

Expenses, before reimbursements and credits	0.49%		0.48%	0.48%		0.47%		0.47%		0.48%

Net investment income, net of reimbursements and credits	2.38	%(3)	1.73%	1.90	%(3)	2.23	%(3)	2.46	%(3)	2.03	%(3)

Net investment income, before reimbursements and credits	2.34%		1.70%	1.87%		2.21%		2.44%		2.00%

Portfolio Turnover Rate	12.80%		79.63%	82.72%		127.62%		115.01%		120.62%

(1)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(2)	Annualized for periods less than one year.

(3)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $24,000, $104,000, $267,000, $380,000 and $278,000, which represent less than 0.01 percent of average net assets for the six months ended September 30, 2022 and the fiscal years ended March 31, 2021, 2020, 2019 and 2018, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	24	NORTHERN FUNDS SEMIANNUAL REPORT

LIMITED TERM TAX-EXEMPT FUND	SHARES

Selected per share data	SIX MONTHS ENDED SEP 30, 2022 (UNAUDITED)		FISCAL YEAR ENDED MAR 31, 2022	FISCAL YEAR ENDED MAR 31, 2021		FISCAL YEAR ENDED MAR 31, 2020		FISCAL YEAR ENDED MAR 31, 2019		FISCAL YEAR ENDED MAR 31, 2018

Net Asset Value, Beginning of Period	$9.93		$10.43	$10.35		$10.37		$10.20		$10.33

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.07		0.09	0.12		0.18		0.16		0.12

Net realized and unrealized gains (losses)	(0.26)		(0.41)	0.24		0.04		0.17		(0.11)

Total from Investment Operations	(0.19)		(0.32)	0.36		0.22		0.33		0.01

LESS DISTRIBUTIONS PAID:

From net investment income	(0.07)		(0.09)	(0.12)		(0.18)		(0.16)		(0.13)

From net realized gains	—		(0.09)	(0.16)		(0.06)		—		(0.01)

Total Distributions Paid	(0.07)		(0.18)	(0.28)		(0.24)		(0.16)		(0.14)

Net Asset Value, End of Period	$9.67		$9.93	$10.43		$10.35		$10.37		$10.20

Total Return(1)	(1.94)%		(3.08)%	3.47%		2.07%		3.29%		0.07%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$595,359		$726,540	$917,624		$880,475		$962,980		$909,193

Ratio to average net assets of:(2)

Expenses, net of reimbursements and credits	0.45	%(3)	0.45%	0.45	%(3)	0.45	%(3)	0.45	%(3)	0.45	%(3)

Expenses, before reimbursements and credits	0.50%		0.50%	0.50%		0.49%		0.48%		0.48%

Net investment income, net of reimbursements and credits	1.36	%(3)	0.87%	1.11	%(3)	1.71	%(3)	1.59	%(3)	1.21	%(3)

Net investment income, before reimbursements and credits	1.31%		0.82%	1.06%		1.67%		1.56%		1.18%

Portfolio Turnover Rate	31.16%		94.18%	98.82%		126.29%		135.35%		36.55%

(1)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(2)	Annualized for periods less than one year.

(3)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $19,000, $46,000, $63,000, $79,000 and $96,000, which represent less than 0.01 percent of average net assets for the six months ended September 30, 2022 and the fiscal years March 31, 2021, 2020, 2019 and 2018, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	25	FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

FINANCIAL HIGHLIGHTS continued

LIMITED TERM U.S. GOVERNMENT FUND	SHARES

Selected per share data	SIX MONTHS ENDED SEP 30, 2022 (UNAUDITED)		FISCAL YEAR ENDED MAR 31, 2022	FISCAL YEAR ENDED MAR 31, 2021		FISCAL YEAR ENDED MAR 31, 2020		FISCAL YEAR ENDED MAR 31, 2019		FISCAL YEAR ENDED MAR 31, 2018

Net Asset Value, Beginning of Period	$9.55		$10.02	$10.06		$9.60		$9.61		$9.81

INCOME (LOSS) FROM
INVESTMENT OPERATIONS:

Net investment income	0.08		0.01	0.01		0.14		0.21		0.13

Net realized and unrealized gains (losses)	(0.37)		(0.46)	(0.03)		0.47		0.02		(0.18)

Total from Investment Operations	(0.29)		(0.45)	(0.02)		0.61		0.23		(0.05)

LESS DISTRIBUTIONS PAID:

From net investment income	(0.08)		(0.02)	(0.02)		(0.15)		(0.24)		(0.15)

Total Distributions Paid	(0.08)		(0.02)	(0.02)		(0.15)		(0.24)		(0.15)

Net Asset Value, End of Period	$9.18		$9.55	$10.02		$10.06		$9.60		$9.61

Total Return(1)	(3.02)%		(4.43)%	(0.26)%		6.34%		2.47%		(0.55)%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$49,172		$47,975	$63,809		$58,501		$60,828		$113,917

Ratio to average net assets of:(2)

Expenses, net of reimbursements and credits	0.42	%(3)	0.42%	0.41	%(3)	0.42	%(3)	0.42	%(3)	0.41	%(3)

Expenses, before reimbursements and credits	0.61%		0.58%	0.54%		0.62%		0.57%		0.51%

Net investment income, net of reimbursements and credits	1.76	%(3)	0.17%	0.02	%(3)	1.41	%(3)	2.30	%(3)	1.32	%(3)

Net investment income (loss), before reimbursements and credits	1.57%		0.01%	(0.11)%		1.21%		2.15%		1.22%

Portfolio Turnover Rate	202.72%		411.02%	445.85%		838.97%		739.25%		504.54%

(1)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(2)	Annualized for periods less than one year.

(3)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $3,000, $4,000, $8,000, $8,000 and $14,000, which represent less than 0.01 percent of average net assets for the six months ended September 30, 2022 and the fiscal years ended March 31, 2021, 2020, 2019 and 2018, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	26	NORTHERN FUNDS SEMIANNUAL REPORT

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND	SHARES

Selected per share data	SIX MONTHS ENDED SEP 30, 2022 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2022	FISCAL YEAR ENDED MAR 31, 2021	FISCAL YEAR ENDED MAR 31, 2020	FISCAL YEAR ENDED MAR 31, 2019	FISCAL YEAR ENDED MAR 31, 2018

Net Asset Value, Beginning of Period	$7.68	$8.91	$7.62	$9.05	$9.68	$9.32

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.22	0.43 (1)	0.44 (2)	0.52	0.51	0.55

Net realized and unrealized gains (losses)	(1.41)	(1.29)	0.93 (3)	(1.70)	(0.85)	0.30

Total from Investment Operations	(1.19)	(0.86)	1.37	(1.18)	(0.34)	0.85

LESS DISTRIBUTIONS PAID:

From net investment income(4)	—	(0.37)	(0.08)	(0.25)	(0.29)	(0.49)

Total Distributions Paid	—	(0.37)	(0.08)	(0.25)	(0.29)	(0.49)

Net Asset Value, End of Period	$6.49	$7.68	$8.91	$7.62	$9.05	$9.68

Total Return(5)	(15.50)%	(10.10)%	17.93%	(13.20)%	(3.39)%	9.30%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$70,882	$94,854	$145,064	$132,714	$174,193	$189,630

Ratio to average net assets of:(6)

Expenses, net of reimbursements and credits(7)	0.93%	0.94%	0.94%	0.94%	0.95%	0.94%

Expenses, before reimbursements and credits	1.08%	1.00%	1.03%	1.02%	1.05%	1.05%

Net investment income, net of reimbursements and credits(7)	6.13%	4.76%	4.45%	5.44%	5.67%	5.36%

Net investment income, before reimbursements and credits	5.98%	4.70%	4.36%	5.36%	5.57%	5.25%

Portfolio Turnover Rate	62.08%	40.50%	71.26%	73.25%	82.84%	99.56%

(1)	The Northern Trust Company reimbursed the Fund approximately $4,000. The reimbursements represent less than $0.01 per share and had no effect on the Fund’s total return. See Note 6.

(2)	The Northern Trust Company reimbursed the Fund approximately $56,000. The reimbursement represents less than $0.01 per share and had no effect on the Fund’s total return.

(3)	The Northern Trust Company reimbursed the Fund approximately $58,000. The reimbursement represents less than $0.01 per share and had no effect on the Fund’s total return.

(4)	Distributions to shareholders from net investment income include amounts related to foreign currency transactions, which are treated as ordinary income for federal income tax purposes.

(5)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(6)	Annualized for periods less than one year.

(7)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $4,000, which represents 0.01 percent of average net assets for the six months ended September 30, 2022 and less than $1,000 and approximately $6,000, $9,000, $11,000 and $13,000, which represent less than 0.01 percent of average net assets for the fiscal years ended March 31, 2022, 2021, 2020, 2019 and 2018, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	27	FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

FINANCIAL HIGHLIGHTS continued

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND	SHARES

Selected per share data	SIX MONTHS ENDED SEP 30, 2022 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2022	FISCAL YEAR ENDED MAR 31, 2021	FISCAL YEAR ENDED MAR 31, 2020	FISCAL YEAR ENDED MAR 31, 2019	FISCAL YEAR ENDED MAR 31, 2018

Net Asset Value, Beginning of Period	$9.05	$9.41	$7.97	$9.56	$9.81	$10.01

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.22	0.44 (1)	0.58	0.63	0.60	0.63

Net realized and unrealized gains (losses)	(1.14)	(0.33)	1.46	(1.59)	(0.25)	(0.20)

Total from Investment Operations	(0.92)	0.11	2.04	(0.96)	0.35	0.43

LESS DISTRIBUTIONS PAID:

From net investment income(2)	(0.23)	(0.47)	(0.60)	(0.63)	(0.60)	(0.63)

Total Distributions Paid	(0.23)	(0.47)	(0.60)	(0.63)	(0.60)	(0.63)

Net Asset Value, End of Period	$7.90	$9.05	$9.41	$7.97	$9.56	$9.81

Total Return(3)	(10.25)%	1.06%	26.25%	(10.79)%	3.75%	4.37%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$182,639	$180,833	$174,617	$214,288	$365,996	$265,410

Ratio to average net assets of:(4)

Expenses, net of reimbursements and credits(5)	0.86%	0.86%	0.85%	0.86%	0.86%	0.86%

Expenses, before reimbursements and credits	0.95%	0.95%	0.95%	0.95%	0.98%	0.99%

Net investment income, net of reimbursements and credits(5)	5.28%	4.68%	6.27%	6.57%	6.23%	6.26%

Net investment income, before reimbursements and credits	5.19%	4.59%	6.17%	6.48%	6.11%	6.13%

Portfolio Turnover Rate	23.70%	64.94%	91.41%	63.55%	80.62%	66.18%

(1)	The Northern Trust Company reimbursed the Fund approximately $1,000. The reimbursements represent less than $0.01 per share and had no effect on the Fund’s total return. See Note 6.

(2)	Distributions to shareholders from net investment income include amounts related to foreign currency transactions, which are treated as ordinary income for federal income tax purposes.

(3)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(4)	Annualized for periods less than one year.

(5)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $7,000, less than $1,000 and approximately $7,000, $18,000, $31,000 and $18,000, which represent less than 0.01 percent of average net assets for the six months ended September 30, 2022 and for the fiscal years ended March 31, 2022, 2021, 2020, 2019 and 2018, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	28	NORTHERN FUNDS SEMIANNUAL REPORT

SHORT BOND FUND	SHARES

Selected per share data	SIX MONTHS ENDED SEP 30, 2022 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2022	FISCAL YEAR ENDED MAR 31, 2021	FISCAL YEAR ENDED MAR 31, 2020	FISCAL YEAR ENDED MAR 31, 2019	FISCAL YEAR ENDED MAR 31, 2018

Net Asset Value, Beginning of Period	$18.30	$19.06	$18.59	$18.67	$18.60	$18.85

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.12	0.20	0.32	0.45	0.49	0.34

Net realized and unrealized gains (losses)	(0.63)	(0.74)	0.49	(0.07)	0.07	(0.25)

Total from Investment Operations	(0.51)	(0.54)	0.81	0.38	0.56	0.09

LESS DISTRIBUTIONS PAID:

From net investment income	(0.13)	(0.22)	(0.34)	(0.46)	(0.49)	(0.34)

Total Distributions Paid	(0.13)	(0.22)	(0.34)	(0.46)	(0.49)	(0.34)

Net Asset Value, End of Period	$17.66	$18.30	$19.06	$18.59	$18.67	$18.60

Total Return(1)	(2.78)%	(2.88)%	4.34%	2.04%	3.07%	0.45%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$385,914	$425,415	$437,099	$371,803	$424,702	$487,524

Ratio to average net assets of:(2)

Expenses, net of reimbursements and credits(3)	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%

Expenses, before reimbursements and credits	0.45%	0.45%	0.45%	0.44%	0.43%	0.43%

Net investment income, net of reimbursements and credits(3)	1.37%	1.05%	1.64%	2.40%	2.65%	1.79%

Net investment income, before reimbursements and credits	1.32%	1.00%	1.59%	2.36%	2.62%	1.76%

Portfolio Turnover Rate	7.19%	45.52%	57.85%	95.09%	125.76%	158.65%

(1)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(2)	Annualized for periods less than one year.

(3)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $10,000, $10,000, $6,000, $10,000, $11,000 and $13,000, which represent less than 0.01 percent of average net assets for the six months ended September 30, 2022 and the fiscal years ended March 31, 2022, 2021, 2020, 2019 and 2018, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	29	FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

FINANCIAL HIGHLIGHTS continued

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND	SHARES

Selected per share data	SIX MONTHS ENDED SEP 30, 2022 (UNAUDITED)		FISCAL YEAR ENDED MAR 31, 2022	FISCAL YEAR ENDED MAR 31, 2021		FISCAL YEAR ENDED MAR 31, 2020		FISCAL YEAR ENDED MAR 31, 2019		FISCAL YEAR ENDED MAR 31, 2018

Net Asset Value, Beginning of Period	$10.01		$10.21	$10.14		$10.14		$10.09		$10.13

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.05		0.05	0.08		0.16		0.15		0.10

Net realized and unrealized gains (losses)	(0.13)		(0.19)	0.08		0.01		0.05		(0.04)

Total from Investment Operations	(0.08)		(0.14)	0.16		0.17		0.20		0.06

LESS DISTRIBUTIONS PAID:

From net investment income	(0.05)		(0.05)	(0.08)		(0.16)		(0.15)		(0.10)

From net realized gains	—		(0.01)	(0.01)		(0.01)		—		—	(1)

Total Distributions Paid	(0.05)		(0.06)	(0.09)		(0.17)		(0.15)		(0.10)

Net Asset Value, End of Period	$9.88		$10.01	$10.21		$10.14		$10.14		$10.09

Total Return(2)	(0.80)%		(1.41)%	1.59%		1.61%		2.06%		0.60%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$2,992,248		$3,993,867	$4,861,104		$3,737,559		$4,008,207		$3,908,876

Ratio to average net assets of:(3)

Expenses, net of reimbursements and credits	0.25	%(4)	0.25%	0.25	%(4)	0.25	%(4)	0.25	%(4)	0.25	%(4)

Expenses, before reimbursements and credits	0.28%		0.27%	0.27%		0.27%		0.26%		0.26%

Net investment income, net of reimbursements and credits	0.98	%(4)	0.48%	0.74	%(4)	1.52	%(4)	1.55	%(4)	1.00	%(4)

Net investment income, before reimbursements and credits	0.95%		0.46%	0.72%		1.50%		1.54%		0.99%

Portfolio Turnover Rate	19.75%		84.82%	79.08%		70.19%		62.06%		54.39%

(1)	Per share amounts were less than $0.01 per share.

(2)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(3)	Annualized for periods less than one year.

(4)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $41,000, $139,000, $175,000, $81,000, and $72,000 which represent less than 0.01 percent of average net assets for the six months ended September 30, 2022 and for the fiscal years ended March 31, 2021, 2020, 2019, and 2018, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	30	NORTHERN FUNDS SEMIANNUAL REPORT

TAX-EXEMPT FUND	SHARES

Selected per share data	SIX MONTHS ENDED SEP 30, 2022 (UNAUDITED)		FISCAL YEAR ENDED MAR 31, 2022	FISCAL YEAR ENDED MAR 31, 2021		FISCAL YEAR ENDED MAR 31, 2020		FISCAL YEAR ENDED MAR 31, 2019		FISCAL YEAR ENDED MAR 31, 2018

Net Asset Value, Beginning of Period	$10.19		$10.96	$10.76		$10.63		$10.49		$10.55

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.14		0.21	0.24		0.30		0.35		0.33

Net realized and unrealized gains (losses)	(0.98)		(0.72)	0.24		0.16		0.14		(0.06)

Total from Investment Operations	(0.84)		(0.51)	0.48		0.46		0.49		0.27

LESS DISTRIBUTIONS PAID:

From net investment income	(0.14)		(0.21)	(0.24)		(0.30)		(0.35)		(0.33)

From net realized gains	—		(0.05)	(0.04)		(0.03)		—		—

Total Distributions Paid	(0.14)		(0.26)	(0.28)		(0.33)		(0.35)		(0.33)

Net Asset Value, End of Period	$9.21		$10.19	$10.96		$10.76		$10.63		$10.49

Total Return(1)	(8.26)%		(4.76)%	4.46%		4.33%		4.78%		2.57%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$1,107,059		$1,661,137	$2,020,291		$1,639,701		$1,168,191		$1,075,258

Ratio to average net assets of:(2)

Expenses, net of reimbursements and credits	0.45	%(3)	0.45%	0.45	%(3)	0.45	%(3)	0.45	%(3)	0.45	%(3)

Expenses, before reimbursements and credits	0.49%		0.49%	0.49%		0.49%		0.47%		0.48%

Net investment income, net of reimbursements and credits	2.92	%(3)	1.93%	2.13	%(3)	2.73	%(3)	3.35	%(3)	3.12	%(3)

Net investment income, before reimbursements and credits	2.88%		1.89%	2.09%		2.69%		3.33%		3.09%

Portfolio Turnover Rate	14.53%		86.00%	91.58%		122.55%		116.37%		103.25%

(1)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(2)	Annualized for periods less than one year.

(3)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $18,000, $118,000, $183,000, $84,000 and $64,000, which represent less than 0.03 percent of average net assets for the six months ended September 30, 2022 and less than 0.02 percent of average net assets for the fiscal years ended March 31, 2021, 2020, 2019 and 2018, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	31	FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

FINANCIAL HIGHLIGHTS continued

ULTRA-SHORT FIXED INCOME FUND	SHARES

Selected per share data	SIX MONTHS ENDED SEP 30, 2022 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2022	FISCAL YEAR ENDED MAR 31, 2021	FISCAL YEAR ENDED MAR 31, 2020	FISCAL YEAR ENDED MAR 31, 2019	FISCAL YEAR ENDED MAR 31, 2018

Net Asset Value, Beginning of Period	$10.08	$10.31	$10.10	$10.19	$10.15	$10.21

INCOME (LOSS) FROM

INVESTMENT OPERATIONS:

Net investment income	0.07	0.06	0.11	0.24	0.23	0.15

Net realized and unrealized gains (losses)	(0.14)	(0.21)	0.23	(0.09)	0.04	(0.06)

Total from Investment Operations	(0.07)	(0.15)	0.34	0.15	0.27	0.09

LESS DISTRIBUTIONS PAID:

From net investment income	(0.07)	(0.06)	(0.11)	(0.24)	(0.23)	(0.15)

From net realized gains	—	(0.02)	(0.02)	—	— (1)	— (1)

Total Distributions Paid	(0.07)	(0.08)	(0.13)	(0.24)	(0.23)	(0.15)

Net Asset Value, End of Period	$9.94	$10.08	$10.31	$10.10	$10.19	$10.15

Total Return(2)	(0.68)%	(1.44)%	3.29%	1.45%	2.75%	0.96%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$3,074,993	$3,179,581	$3,690,747	$2,189,187	$2,424,799	$2,590,298

Ratio to average net assets of:(3)

Expenses, net of reimbursements and credits(4)	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%

Expenses, before reimbursements and credits	0.28%	0.28%	0.28%	0.28%	0.27%	0.26%

Net investment income, net of reimbursements and credits(4)	1.36%	0.55%	0.94%	2.33%	2.30%	1.51%

Net investment income, before reimbursements and credits	1.33%	0.52%	0.91%	2.30%	2.28%	1.50%

Portfolio Turnover Rate	17.65%	76.61%	73.99%	75.95%	59.63%	58.41%

(1)	Per share amounts were less than $0.01 per share.

(2)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(3)	Annualized for periods less than one year.

(4)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $85,000, $7,000, $142,000, $43,000, $44,000 and $56,000, which represent less than 0.01 percent of average net assets for the six months ended September 30, 2022 and the fiscal years ended March 31, 2022, 2021, 2020, 2019 and 2018, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	32	NORTHERN FUNDS SEMIANNUAL REPORT

ULTRA-SHORT FIXED INCOME FUND	SIEBERT WILLIAMS SHANK

Selected per share data	PERIOD ENDED SEPTEMBER 30, 2022 (UNAUDITED)(1)

Net Asset Value, Beginning of Period	$9.98

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	—	(2)

Net realized and unrealized losses	(0.04)

Total from Investment Operations	(0.04)

LESS DISTRIBUTIONS PAID:

From net investment income	—	(3)

From net realized gains	—

Total Distributions Paid	—

Net Asset Value, End of Period	$9.94

Total Return(4)	(0.30)%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$29,883

Ratio to average net assets of:(5)

Expenses, net of reimbursements and credits(6)	0.25%

Expenses, before reimbursements and credits	0.28%

Net investment income, net of reimbursements and credits(6)	1.49	%(7)

Net investment income, before reimbursements and credits	1.46	%(7)

Portfolio Turnover Rate	17.65%

(1)	For the period from September 13, 2022 (commencement of class operations) through September 30, 2022.

(2)	Per share amounts from net investment income were less than $0.01 per share.

(3)	Per share amounts from distributions paid from net investment income were less than $0.01 per share.

(4)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of less than $1,000, which represents less than 0.01 percent of average net assets for the period from September 13, 2022 (commencement of operations) through September 30, 2022. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(7)

As the Fund commenced operations of Siebert Williams Shank shares on September 13, 2022, annualized net investment income may not be reflective of actual amounts the Fund might obtain in a full year of operation.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	33	FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

FINANCIAL HIGHLIGHTS continued

U.S. GOVERNMENT FUND	SHARES

Selected per share data	SIX MONTHS ENDED SEP 30, 2022 (UNAUDITED)		FISCAL YEAR ENDED MAR 31, 2022	FISCAL YEAR ENDED MAR 31, 2021		FISCAL YEAR ENDED MAR 31, 2020		FISCAL YEAR ENDED MAR 31, 2019		FISCAL YEAR ENDED MAR 31, 2018

Net Asset Value, Beginning of Period	$9.23		$9.71	$10.17		$9.50		$9.43		$9.64

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.08		0.04	0.01		0.14		0.21		0.14

Net realized and unrealized gains (losses)	(0.50)		(0.47)	(0.16)		0.68		0.09		(0.20)

Total from Investment Operations	(0.42)		(0.43)	(0.15)		0.82		0.30		(0.06)

LESS DISTRIBUTIONS PAID:

From net investment income	(0.08)		(0.04)	(0.03)		(0.15)		(0.23)		(0.15)

From net realized gains	—		(0.01)	(0.28)		—		—		—	(1)

Total Distributions Paid	(0.08)		(0.05)	(0.31)		(0.15)		(0.23)		(0.15)

Net Asset Value, End of Period	$8.73		$9.23	$9.71		$10.17		$9.50		$9.43

Total Return(2)	(4.64)%		(4.48)%	(1.58)%		8.66%		3.29%		(0.62)%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$45,553		$44,292	$53,343		$39,379		$36,008		$22,927

Ratio to average net assets of:(3)

Expenses, net of reimbursements and credits	0.42	%(4)	0.43%	0.42	%(4)	0.43	%(4)	0.47	%(4)	0.47	%(4)

Expenses, before reimbursements and credits	0.63%		0.61%	0.57%		0.73%		0.93%		0.90%

Net investment income, net of reimbursements and credits	1.86	%(4)	0.36%	0.11	%(4)	1.43	%(4)	2.33	%(4)	1.41	%(4)

Net investment income (loss), before reimbursements and credits	1.65%		0.18%	(0.04)%		1.13%		1.87%		0.98%

Portfolio Turnover Rate	207.74%		492.24%	517.52%		854.95%		1,074.68%		429.23%

(1)	Per share amount from distributions paid from net realized gains was less than $0.01 per share.

(2)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(3)	Annualized for periods less than one year.

(4)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $3,000 which represents 0.01 percent of average net assets for the six months ended September 30, 2022 and approximately $2,000, $4,000, $4,000 and $3,000, which represent less than 0.01 percent of average net assets for the fiscal years ended March 31, 2021, 2020, 2019 and 2018, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	34	NORTHERN FUNDS SEMIANNUAL REPORT

U.S. GOVERNMENT MONEY MARKET FUND	SHARES

Selected per share data	SIX MONTHS ENDED SEP 30, 2022 (UNAUDITED)		FISCAL YEAR ENDED MAR 31, 2022		FISCAL YEAR ENDED MAR 31, 2021		FISCAL YEAR ENDED MAR 31, 2020	FISCAL YEAR ENDED MAR 31, 2019	FISCAL YEAR ENDED MAR 31, 2018

Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	—	(1)	—	(1)	—	(1)	0.02	0.02	0.01

Net realized and unrealized gains (losses)(2)	—		—		—		—	—	—

Total from Investment Operations	—		—		—		0.02	0.02	0.01

LESS DISTRIBUTIONS PAID:

From net investment income	—	(3)	—	(3)	—	(3)	(0.02)	(0.02)	(0.01)

Total Distributions Paid	—		—		—		(0.02)	(0.02)	(0.01)

Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00

Total Return(4)	0.49	%(5)	0.01	%(6)(7)	0.03	%(8)	1.70%	1.79%	0.78%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$18,187,014		$20,213,443		$17,518,409		$16,586,659	$19,213,579	$15,995,919

Ratio to average net assets of:(9)

Expenses, net of reimbursements and credits(10)	0.33%		0.09%		0.22%		0.35%	0.35%	0.35%

Expenses, before reimbursements and credits	0.36%		0.36%		0.36%		0.36%	0.36%	0.36%

Net investment income, net of reimbursements and credits(10)	0.97%		0.01%		0.03%		1.70%	1.80%	0.77%

Net investment income (loss), before reimbursements and credits	0.94%		(0.26)%		(0.11)%		1.69%	1.79%	0.76%

(1)	Per share amounts from net investment income were less than $0.01 per share.

(2)	Per share amounts from net realized and unrealized gains (losses) were less than $0.01 per share.

(3)	Per share amounts from distributions paid from net investment income were less than $0.01 per share.

(4)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(5)

Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Fund in the amount of approximately $1,833,000. The voluntarily reimbursed expenses had no effect on the Fund’s total return. See Note 5.

(6)

During the fiscal year ended March 31, 2022, the Fund received monies related to certain nonrecurring litigation proceeds. If these monies were not received, the total return would have been 0.00% and the net investment income ratio and gross investment income ratio would have been 0.00% and -0.27%, respectively.

(7)	Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Fund in the amount of approximately $47,814,000. Total return excluding the voluntary reimbursement would have been -0.25%.

(8)	Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Fund in the amount of approximately $22,397,000. Total return excluding the voluntary reimbursement would have been -0.10%.

(9)	Annualized for periods less than one year.

(10)	The impact on Net Assets due to any custody credits is less than 0.005%.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	35	FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

FINANCIAL HIGHLIGHTS continued

U.S. GOVERNMENT SELECT MONEY MARKET FUND	SHARES

Selected per share data	SIX MONTHS ENDED SEP 30, 2022 (UNAUDITED)		FISCAL YEAR ENDED MAR 31, 2022		FISCAL YEAR ENDED MAR 31, 2021		FISCAL YEAR ENDED MAR 31, 2020	FISCAL YEAR ENDED MAR 31, 2019	FISCAL YEAR ENDED MAR 31, 2018

Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.01		—	(1)	—	(1)	0.02	0.02	0.01

Net realized and unrealized gains (losses)(2)	—		—		—		—	—	—

Total from Investment Operations	0.01		—		—		0.02	0.02	0.01

LESS DISTRIBUTIONS PAID:

From net investment income	(0.01)		—	(3)	—	(3)	(0.02)	(0.02)	(0.01)

Total Distributions Paid	(0.01)		—		—		(0.02)	(0.02)	(0.01)

Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00

Total Return(4)	0.51	%(5)	0.25	%(6)(7)	0.03	%(8)	1.69%	1.79%	0.78%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$3,633,938		$3,727,339		$3,911,252		$3,602,443	$3,791,180	$3,778,047

Ratio to average net assets of:(9)

Expenses, net of reimbursements and credits(10)	0.33%		0.09%		0.23%		0.35%	0.35%	0.35%

Expenses, before reimbursements and credits	0.36%		0.36%		0.36%		0.37%	0.37%	0.37%

Net investment income, net of reimbursements and credits(10)	1.03%		0.23%		0.02%		1.69%	1.78%	0.80%

Net investment income (loss), before reimbursements and credits	1.00%		(0.04)%		(0.11)%		1.67%	1.76%	0.78%

(1)	Per share amounts from net investment income were less than $0.01 per share.

(2)	Per share amounts from net realized and unrealized gains (losses) were less than $0.01 per share.

(3)	Per share amounts from distributions paid from net investment income were less than $0.01 per share.

(4)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(5)

Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Fund in the amount of approximately $338,000. Total return excluding the voluntary reimbursement would have been 0.50%. See Note 5.

(6)

During the fiscal year ended March 31, 2022, the Fund received monies related to certain nonrecurring litigation proceeds. If these monies were not received, the total return would have been 0.00% and the net investment income ratio and gross investment income ratio would have been 0.00% and -0.27%, respectively.

(7)	Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Fund in the amount of approximately $9,653,000. Total return excluding the voluntary reimbursement would have been -0.01%.

(8)	Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Fund in the amount of approximately $4,729,000. Total return excluding the voluntary reimbursement would have been -0.10%.

(9)	Annualized for periods less than one year.

(10)	The impact on Net Assets due to any custody credits is less than 0.005%.

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	36	NORTHERN FUNDS SEMIANNUAL REPORT

U.S. TREASURY INDEX FUND	SHARES

Selected per share data	SIX MONTHS ENDED SEP 30, 2022 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2022	FISCAL YEAR ENDED MAR 31, 2021	FISCAL YEAR ENDED MAR 31, 2020	FISCAL YEAR ENDED MAR 31, 2019	FISCAL YEAR ENDED MAR 31, 2018

Net Asset Value, Beginning of Period	$21.02	$22.31	$23.79	$21.43	$21.03	$21.35

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.17	0.31	0.33	0.45	0.43	0.38

Net realized and unrealized gains (losses)	(1.85)	(1.10)	(1.48)	2.36	0.40	(0.32)

Total from Investment Operations	(1.68)	(0.79)	(1.15)	2.81	0.83	0.06

LESS DISTRIBUTIONS PAID:

From net investment income	(0.17)	(0.31)	(0.33)	(0.45)	(0.43)	(0.38)

From net realized gains	—	(0.19)	—	—	—	—

Total Distributions Paid	(0.17)	(0.50)	(0.33)	(0.45)	(0.43)	(0.38)

Net Asset Value, End of Period	$19.17	$21.02	$22.31	$23.79	$21.43	$21.03

Total Return(1)	(8.02)%	(3.65)%	(4.89)%	13.29%	4.03%	0.24%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$77,634	$87,117	$100,374	$103,045	$84,809	$81,477

Ratio to average net assets of:(2)

Expenses, net of reimbursements and credits(3)	0.16%	0.16%	0.16%	0.16%	0.18%	0.17%

Expenses, before reimbursements and credits	0.28%	0.27%	0.26%	0.28%	0.32%	0.28%

Net investment income, net of reimbursements and credits(3)	1.68%	1.38%	1.40%	2.04%	2.08%	1.74%

Net investment income, before reimbursements and credits	1.56%	1.27%	1.30%	1.92%	1.94%	1.63%

Portfolio Turnover Rate	14.55%	32.19%	59.23%	50.28%	37.64%	34.21%

(1)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(2)	Annualized for periods less than one year.

(3)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of less than $1,000 which represents less than 0.01 percent of average net assets for the six months ended September 30, 2022 and the fiscal year ended March 31, 2022 and approximately $1,000 which represents less than 0.01 percent of average net assets for the fiscal years ended March 31, 2021, 2020, 2019 and 2018, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	37	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

ARIZONA TAX-EXEMPT FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS – 96.1%

Arizona – 96.1%

Arizona Board of Regents Revenue Bonds, Series A, Green Bonds, 5.00%, 7/1/43	$850	$893

Arizona Board of Regents State University System Revenue Bonds, Series A,
5.00%, 7/1/34	750	765
5.00%, 7/1/35	750	765

Arizona Board of Regents State University System Revenue Refunding Bonds, Series A, Green Bonds,
5.00%, 7/1/35	1,000	1,034
5.00%, 7/1/41	1,000	1,028

Arizona Board of Regents State University System Revenue Refunding Bonds, Series B,
5.00%, 7/1/36	495	520

Arizona Board of Regents University System Revenue Refunding Bonds,
5.00%, 6/1/33	1,710	1,789

Arizona Board Of Regents University System Revenue Refunding Bonds, Stimulus Plan For Economic,
3.13%, 8/1/39	430	335

Arizona IDA Hospital Revenue Bonds, Phoenix Children’s Hospital,
4.00%, 2/1/50	1,000	841

Arizona State IDA Lease Revenue Bonds, Series A,
3.00%, 9/1/50	1,030	660

Arizona State IDA National Charter School Revolving Loan Fund Revenue Bonds, Equitable School Revenue, Social Bonds,
4.00%, 11/1/33	1,175	1,116

Arizona State IDA Revenue Bonds, Lincoln South Beltway Project,
5.00%, 2/1/30	1,000	1,090

Bullhead City Excise TRB,
4.00%, 7/1/52	1,000	863

Bullhead City Excise TRB, Second Series,
2.70%, 7/1/51	2,500	1,510

Chandler IDA IDR Bonds, Series 1 (AMT), Intel Corp. Project,
5.00%, 9/1/27(1) (2) (3)	425	440

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 96.1% continued

Arizona – 96.1% continued

Gilbert Water Resource Municipal Property Corp. Utility System Revenue Bonds,
5.00%, 7/1/28	$500	$529
5.00%, 7/1/29	750	792
5.00%, 7/1/30	500	527
5.00%, 7/1/31	600	630

Gilbert Water Resource Municipal Property Corp. Utility System Senior Lien Revenue Bonds, Green Bonds,
5.00%, 7/15/36	200	222

Glendale IDA Revenue Refunding Bonds, Midwestern University,
5.00%, 5/15/32	500	538

Glendale Union School District No. 205 G.O. Unlimited Bonds, Series A (AGM Insured),
5.00%, 7/1/23	525	532

Goodyear McDowell Road Commercial Corridor Improvement District Special Assessment Refunding Bonds (BAM Insured),
3.35%, 1/1/28	840	839

Maricopa County Arizona Elementary School District No. 92 Pendergast Elementary G.O. Unlimited Bonds, Projects of 2016 & 2021,
5.00%, 7/1/32	400	440

Maricopa County Arizona Unified School District No. 69 Paradise Valley G.O. Unlimited Bonds, School Improvement Project,
4.00%, 7/1/39	275	260

Maricopa County Buckeye Elementary School District No. 33 G.O. Unlimited Bonds, Series 2020, School Improvement Bonds Projects of 2015 & 2019 (AGM Insured),
4.00%, 7/1/33	300	306
4.00%, 7/1/36	305	306

Maricopa County Elementary School District No. 1 Phoenix G.O. Unlimited Bonds, Series C, School Improvement Project of 2006 (BAM Insured),
5.00%, 7/1/34	1,100	1,157

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	38	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 96.1% continued

Arizona – 96.1% continued

Maricopa County Elementary School District No. 28 Kyrene Elementary G.O. Unlimited Bonds, Series A, School Improvement Project of 2017,
5.00%, 7/1/31	$275	$298
5.00%, 7/1/32	250	270

Maricopa County Elementary School District No. 28 Kyrene Elementary G.O. Unlimited Bonds, Series B, School Improvement Project of 2010,
5.25%, 7/1/28(4)	940	955
5.50%, 7/1/29(4)	485	494
5.50%, 7/1/30(4)	375	382

Maricopa County Elementary School District No. 33 Buckeye G.O. Unlimited Bonds, Series B, School Improvement Project of 2015 (BAM Insured),
5.00%, 7/1/38	1,000	1,047

Maricopa County Elementary School District No. 8 G.O. Unlimited Bonds, Series B, Osborn School Improvement Project of 2017 (AGM Insured),
5.00%, 7/1/35	625	666
5.00%, 7/1/36	1,175	1,251

Maricopa County IDA Education Revenue Bonds, Legacy Traditional Schools Project,
4.00%, 7/1/51	250	184

Maricopa County IDA Educational Facilities Revenue Bonds, Creighton University Project,
5.00%, 7/1/39	1,285	1,334
5.00%, 7/1/47	1,000	1,016

Maricopa County IDA Hospital Revenue Bonds, Series A, Honor Health,
3.00%, 9/1/51	2,000	1,332

Maricopa County IDA Hospital Revenue Refunding Bonds, Series A, Honorhealth,
5.00%, 9/1/42	4,000	3,975

Maricopa County IDA Revenue Refunding Bonds, Banner Health Obligation Group,
5.00%, 1/1/38	1,250	1,283

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 96.1% continued

Arizona – 96.1% continued

Maricopa County School District No. 3 Tempe Elementary G.O. Limited Refunding Bonds,
4.00%, 7/1/23	$680	$684

Maricopa County School District No. 31 Balsz G.O. Unlimited Bonds, Series A, School Improvement Project of 2018 (AGM Insured),
5.00%, 7/1/31	1,000	1,083
4.00%, 7/1/37	500	496

Maricopa County Special Health Care District G.O. Unlimited Bonds,
5.00%, 7/1/35	1,000	1,058
4.00%, 7/1/38	2,500	2,381

Maricopa County Special Health Care District G.O. Unlimited Bonds, Series D,
5.00%, 7/1/31	1,300	1,436

Maricopa County Unified School District No. 41 Gilbert G.O. Unlimited Bonds, Series B, School Improvement Project of 2015,
5.00%, 7/1/28	525	562
5.00%, 7/1/29	650	695
5.00%, 7/1/31	500	533

Maricopa County Unified School District No. 69 Paradise Valley G.O. Unlimited Bonds, Series D, School Improvement Project of 2011,
4.50%, 7/1/27	1,700	1,717

Maricopa County Unified School District No. 80 Chandler G.O. Unlimited Bonds, Series C, School Improvement Project of 2015,
5.00%, 7/1/30	1,335	1,458

Maricopa County Unified School District No. 95 Queen Creek G.O. Limited Refunding Bonds,
5.00%, 7/1/26	400	419

Maricopa County Unified School District No. 95 Queen Creek G.O. Unlimited Bonds, School Improvement,
5.00%, 7/1/37	650	682

Mesa Street & Highway Revenue Refunding Bonds (AGM Insured),
5.00%, 7/1/23	1,000	1,014

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	39	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

ARIZONA TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 96.1% continued

Arizona – 96.1% continued

Mesa Utility System Revenue Bonds,
3.00%, 7/1/44	$500	$363

Mesa Utility System Revenue Refunding Bonds, Series C,
5.00%, 7/1/36	500	548

Mesa Utility Systems Revenue Bonds, Series A (BAM Insured),
5.00%, 7/1/46	1,000	1,036

Peoria G.O. Unlimited Bonds,
4.00%, 7/15/23	640	644

Phoenix Civic Airport Improvement Corp. Junior Lien Airport Revenue Bonds,
4.00%, 7/1/44	1,000	887
5.00%, 7/1/44	1,545	1,577
4.00%, 7/1/49	1,000	856
5.00%, 7/1/49	1,000	1,016

Phoenix Civic Airport Improvement Corp. Revenue Refunding Bonds, Series B,
5.00%, 7/1/34	3,000	3,125

Phoenix Civic Improvement Corp. Excise Tax Subordinate Revenue Bonds,
5.00%, 7/1/45	1,000	1,062

Phoenix Civic Improvement Corp. Excise Tax Subordinate Revenue Refunding Bonds, Series A,
4.00%, 7/1/45	1,000	892

Phoenix Civic Improvement Corp. Excise Tax Subordinate Revenue Refunding Bonds, Series B,
5.00%, 7/1/24	500	516

Phoenix Civic Improvement Corp. Water System Junior Lien Revenue Bonds, Series A,
5.00%, 7/1/44	2,850	3,001
5.00%, 7/1/45	1,000	1,057

Phoenix Civic Improvement Corp. Water System Junior Lien Revenue Refunding Bonds, Series B,
4.00%, 7/1/28	1,000	1,012

Phoenix Civic Improvement Corporation Junior Lien Airport Revenue Bonds,
3.00%, 7/1/49	1,150	784

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 96.1% continued

Arizona – 96.1% continued

Phoenix Civic Improvement Corporation Junior Lien Airport Revenue Bonds, Series B (AMT),
3.25%, 7/1/49	$1,330	$899

Phoenix IDA Healthcare Facilities Revenue Bonds, Mayo Clinic,
4.00%, 11/15/57	1,000	841

Pima County IDA Revenue Refunding Bonds, Tucson Medical Center,
3.00%, 4/1/51	1,000	651

Pima County Sewer System Revenue Bonds,
5.00%, 7/1/25	1,000	1,013

Pima County Unified School District No. 10 Amphitheater G.O. Unlimited Bonds, Series D, School Improvement Project of 2007,
5.00%, 7/1/24	1,005	1,019

Pima County Unified School District No. 20 G.O. Unlimited Bonds, Vail School Improvement (BAM Insured),
5.00%, 7/1/26	1,000	1,056

Prescott Valley Pledged Revenue Refunding Bonds, Series A,
5.00%, 1/1/25	625	647

Queen Creek Excise Tax & State Shared Revenue Bonds,
4.00%, 8/1/45	1,250	1,094

Queen Creek Excise Tax & State Shared Revenue Bonds, Series B,
5.00%, 8/1/47	2,540	2,560

Salt River Project Agricultural Improvement & Power District Electric System Revenue Refunding Bonds,
5.00%, 1/1/31	1,000	1,078

Salt River Project Agricultural Improvement & Power District Electric System Revenue Refunding Bonds, Series A,
5.00%, 12/1/36	1,105	1,141

Scottsdale G.O. Unlimited Bonds, Series C, Projects of 2015,
5.00%, 7/1/24	100	103

Scottsdale Municipal Property Corp. Excise Tax Revenue Refunding Bonds,
5.00%, 7/1/30	2,675	2,920

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	40	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 96.1% continued

Arizona – 96.1% continued

Sedona Excise TRB (BAM Insured),
4.00%, 7/1/38	$350	$329

Vistancia Community Facilities District G.O. Unlimited Refunding Bonds (BAM Insured),
4.00%, 7/15/26	450	459

Yavapai County IDA Hospital Facility Revenue Refunding Bonds, Yavapai Regional Medical,
3.13%, 8/1/43	2,450	1,753

		85,371
Total Municipal Bonds

(Cost $96,570)		85,371

	NUMBER OF SHARES	VALUE (000S)

INVESTMENT COMPANIES – 2.9%

Northern Institutional Funds - U.S. Government Portfolio (Shares), 2.31%(5) (6)	2,598,237	$2,598
Total Investment Companies

(Cost $2,598)		2,598

Total Investments – 99.0%

(Cost $99,168)		87,969

Other Assets less Liabilities – 1.0%		844

NET ASSETS – 100.0%		$88,813

(1)	Maturity date represents the puttable date.

(2)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.

(3)	Variable or floating rate security. Rate as of September 30, 2022 is disclosed.

(4)	Security has converted to a fixed rate as of July 1, 2015, and is a fixed rate going forward.

(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.

(6)	7-day current yield as of September 30, 2022 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGM - Assured Guaranty Municipal Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

G.O. - General Obligation

IDA - Industrial Development Authority

IDR - Industrial Development Revenue

TRB - Tax Revenue Bonds

Percentages shown are based on Net Assets.

At September 30, 2022, the security types for the Fund were:

SECURITY TYPE (1)	% OF NET ASSETS

Municipal Bonds	96.1%

Investment Companies	2.9%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2022:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds	$—	$85,371	$—	$85,371

Investment Companies	2,598	—	—	2,598

Total Investments	$2,598	$85,371	$—	$87,969

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	41	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

ASSET-BACKED SECURITIES – 0.4%

Auto Floor Plan – 0.0%

Ford Credit Floorplan Master Owner Trust, Series 2018-4, Class A
4.06%, 11/15/30	$100	$93

Ford Credit Floorplan Master Owner Trust, Series 2019-4, Class A
2.44%, 9/15/26	400	382

Ford Credit Floorplan Master Owner Trust, Series 2020-2, Class A
1.06%, 9/15/27	200	178

		653

Automobile – 0.2%

Ally Auto Receivables Trust, Series 2022-1, Class A3
3.31%, 11/15/26	100	98

AmeriCredit Automobile Receivables Trust, Series 2020-3, Class C
1.06%, 8/18/26	100	94

AmeriCredit Automobile Receivables Trust, Series 2021-1, Class D
1.21%, 12/18/26	100	90

BMW Vehicle Owner Trust, Series 2022-A, Class A3
3.21%, 8/25/26	50	49

Capital One Prime Auto Receivables Trust, Series 2020-1, Class A4
1.63%, 8/15/25	100	97

Capital One Prime Auto Receivables Trust, Series 2021-1, Class A3
0.77%, 9/15/26	100	94

CarMax Auto Owner Trust, Series 2021-4, Class A3
0.56%, 9/15/26	200	190

CarMax Auto Owner Trust, Series 2022-1, Class A3
1.47%, 12/15/26	100	96

CarMax Auto Owner Trust, Series 2022-2, Class A3
3.49%, 2/16/27	200	195

Carvana Auto Receivables Trust, Series 2022-P1, Class A3
3.35%, 2/10/27	175	170

Drive Auto Receivables Trust, Series 2021-2, Class D
1.39%, 3/15/29	100	92

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

ASSET-BACKED SECURITIES - 0.4% continued

Automobile – 0.2% continued

Exeter Automobile Receivables Trust, Series 2021-3A, Class C
0.96%, 10/15/26	$200	$191

Ford Credit Auto Owner Trust, Series 2020-C, Class A4
0.51%, 8/15/26	100	93

Ford Credit Auto Owner Trust, Series 2020-C, Class B
0.79%, 8/15/26	100	92

GM Financial Automobile Leasing Trust, Series 2022-2, Class A3
3.42%, 6/20/25	100	98

GM Financial Automobile Leasing Trust, Series 2022-2, Class A4
3.54%, 5/20/26	100	97

GM Financial Consumer Automobile Receivables Trust, Series 2021-3, Class A3
0.48%, 6/16/26	100	95

GM Financial Consumer Automobile Receivables Trust, Series 2021-4, Class A3
0.68%, 9/16/26	200	188

GM Financial Consumer Automobile Receivables Trust, Series 2022-3, Class A3
3.64%, 4/16/27	100	98

Honda Auto Receivables Owner Trust, Series 2021-1, Class A4
0.42%, 1/21/28	100	93

Honda Auto Receivables Owner Trust, Series 2021-4, Class A3
0.88%, 1/21/26	200	189

Honda Auto Receivables Owner Trust, Series 2022-2, Class A4
3.76%, 12/18/28	100	97

Hyundai Auto Receivables Trust, Series 2021-B, Class A3
0.38%, 1/15/26	100	95

Hyundai Auto Receivables Trust, Series 2021-B, Class A4
0.60%, 2/16/27	100	91

Hyundai Auto Receivables Trust, Series 2021-C, Class A3
0.74%, 5/15/26	150	141

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	42	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

ASSET-BACKED SECURITIES - 0.4% continued

Automobile – 0.2% continued

Mercedes-Benz Auto Receivables Trust, Series 2021-1, Class A3
0.46%, 6/15/26	$100	$95

Nissan Auto Receivables Owner Trust, Series 2022-B, Class A3
4.46%, 5/17/27	100	100

Santander Drive Auto Receivables Trust, Series 2021-2, Class D
1.35%, 7/15/27	100	94

Santander Drive Auto Receivables Trust, Series 2021-4, Class D
1.67%, 10/15/27	100	93

Santander Drive Auto Receivables Trust, Series 2022-3, Class B
4.13%, 8/16/27	50	49

Santander Drive Auto Receivables Trust, Series 2022-3, Class C
4.49%, 8/15/29	50	48

Toyota Auto Receivables Owner Trust, Series 2021-C, Class A3
0.43%, 1/15/26	100	95

Toyota Auto Receivables Owner Trust, Series 2021-C, Class A4
0.72%, 1/15/27	100	90

Toyota Auto Receivables Owner Trust, Series 2021-D, Class A3
0.71%, 4/15/26	100	95

Toyota Auto Receivables Owner Trust, Series 2022-A, Class A3
1.23%, 6/15/26	100	95

Toyota Auto Receivables Owner Trust, Series 2022-C, Class A3
3.76%, 4/15/27	100	98

Toyota Auto Receivables Owner Trust, Series 2022-C, Class A4
3.77%, 2/15/28	100	97

Volkswagen Auto Loan Enhanced Trust, Series 2021-1, Class A3
1.02%, 6/22/26	100	95

World Omni Auto Receivables Trust, Series 2021-C, Class A3
0.44%, 8/17/26	100	95

World Omni Auto Receivables Trust, Series 2022-C, Class A3
3.66%, 10/15/27	100	98

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

ASSET-BACKED SECURITIES - 0.4% continued

Automobile – 0.2% continued

World Omni Auto Receivables Trust, Series 2022-C, Class A4
3.68%, 9/15/28	$100	$96

		4,356

Credit Card – 0.1%

American Express Credit Account Master Trust, Series 2021-1, Class A
0.90%, 11/15/26	225	208

American Express Credit Account Master Trust, Series 2022-2, Class A
3.39%, 5/15/27	200	194

American Express Credit Account Master Trust, Series 2022-3, Class A
3.75%, 8/15/27	200	195

BA Credit Card Trust, Series 2020-A1, Class A1
0.34%, 5/15/26	150	143

BA Credit Card Trust, Series 2021-A1, Class A
0.44%, 9/15/26	100	94

Barclays Dryrock Issuance Trust, Series 2021-1, Class A
0.63%, 7/15/27	200	185

Barclays Dryrock Issuance Trust, Series 2022-1, Class A
3.07%, 2/15/28	100	96

Capital One Multi-Asset Execution Trust, Series 2019-A3, Class A3
2.06%, 8/15/28	150	135

Capital One Multi-Asset Execution Trust, Series 2021-A1, Class A1
0.55%, 7/15/26	150	140

Capital One Multi-Asset Execution Trust, Series 2021-A2, Class A2
1.39%, 7/15/30	150	124

Capital One Multi-Asset Execution Trust, Series 2021-A3, Class A3
1.04%, 11/15/26	200	185

Capital One Multi-Asset Execution Trust, Series 2022-A1, Class A1
2.80%, 3/15/27	200	191

Capital One Multi-Asset Execution Trust, Series 2022-A2, Class A
3.49%, 5/15/27	300	292

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	43	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

ASSET-BACKED SECURITIES - 0.4% continued

Credit Card – 0.1% continued

Capital One Prime Auto Receivables Trust, Series 2022-2, Class A3
3.66%, 5/17/27	$100	$98

Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3
6.15%, 6/15/39	150	165

Citibank Credit Card Issuance Trust, Series 2018-A7, Class A7
3.96%, 10/13/30	100	96

Discover Card Execution Note Trust, Series 2021-A1, Class A1
0.58%, 9/15/26	150	139

Discover Card Execution Note Trust, Series 2021-A2, Class A2
1.03%, 9/15/28	100	87

Discover Card Execution Note Trust, Series 2022-A2, Class A
3.32%, 5/15/27	150	145

Ford Credit Auto Owner Trust, Series 2022-C, Class B
5.03%, 2/15/28	25	25

Ford Credit Auto Owner Trust, Series 2022-C, Class C
5.22%, 3/15/30	25	25

Synchrony Card Funding LLC, Series 2022-A1, Class A
3.37%, 4/15/28	100	97

Synchrony Card Funding LLC, Series 2022-A2, Class A
3.86%, 7/15/28	100	97

		3,156

Other – 0.1%

AEP Texas Central Transition Funding III LLC, Series 2012-1, Class A3
2.84%, 3/1/26	57	56

CenterPoint Energy Transition Bond Co. IV LLC, Series 2012-1, Class A3
3.03%, 10/15/25	87	85

CNH Equipment Trust, Series 2021-B, Class A3
0.44%, 8/17/26	150	142

CNH Equipment Trust, Series 2022-B, Class A3
3.89%, 8/16/27	100	98

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

ASSET-BACKED SECURITIES - 0.4% continued

Other – 0.1% continued

John Deere Owner Trust, Series 2021-B, Class A3
0.52%, 3/16/26	$150	$142

John Deere Owner Trust, Series 2021-B, Class A4
0.74%, 5/15/28	75	67

PSNH Funding LLC 3, Series 2018-1, Class A3
3.81%, 2/1/35	100	92

Verizon Master Trust, Series 2021-1, Class A
0.50%, 5/20/27	200	186

Verizon Master Trust, Series 2021-2, Class A
0.99%, 4/20/28	150	139

Verizon Master Trust, Series 2022-2, Class A
1.53%, 7/20/28	100	93

		1,100

Total Asset-Backed Securities

(Cost $9,808)		9,265

COMMERCIAL MORTGAGE-BACKED SECURITIES – 1.1%

Non Agency – 1.1%

Bank of America Merrill Lynch Commercial Mortgage Trust, Series 2016-UB10, Class A4
3.17%, 7/15/49	300	278

BANK, Series 2017-BNK7, Class A5
3.44%, 9/15/60	250	229

BANK, Series 2017-BNK9, Class A4
3.54%, 11/15/54	250	230

BANK, Series 2018-BN10, Class A5
3.69%, 2/15/61	100	92

BANK, Series 2018-BN11, Class A3
4.05%, 3/15/61	200	188

BANK, Series 2018-BN12, Class A4
4.26%, 5/15/61	300	284

BANK, Series 2018-BN13, Class A5
4.22%, 8/15/61	100	94

BANK, Series 2018-BN14, Class A4
4.23%, 9/15/60	200	189

BANK, Series 2018-BN15, Class A4
4.41%, 11/15/61	300	285

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	44	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.1% continued

Non Agency – 1.1% continued

BANK, Series 2019-BN18, Class A3
3.33%, 5/15/62	$200	$178

BANK, Series 2019-BN19, Class A3
3.18%, 8/15/61	300	263

BANK, Series 2019-BN20, Class A3
3.01%, 9/15/62	250	217

BANK, Series 2020-BN25, Class A5
2.65%, 1/15/63	200	168

BANK, Series 2020-BN26, Class A4
2.40%, 3/15/63	400	330

BANK, Series 2020-BN28, Class A4
1.84%, 3/15/63	500	389

BANK, Series 2021-BN31, Class A4
2.04%, 2/15/54	200	157

Barclays Commercial Mortgage Trust, Series 2019-C3, Class A4
3.58%, 5/15/52	200	181

BBCMS Mortgage Trust, Series 2018-C2, Class A5
4.31%, 12/15/51	150	142

BBCMS Mortgage Trust, Series 2020-C6, Class A4
2.64%, 2/15/53	200	168

Benchmark Mortgage Trust, Series 2018-B2, Class A5
3.88%, 2/15/51	150	140

Benchmark Mortgage Trust, Series 2018-B3, Class A5
4.03%, 4/10/51	100	94

Benchmark Mortgage Trust, Series 2018-B5, Class A4
4.21%, 7/15/51	200	189

Benchmark Mortgage Trust, Series 2018-B8, Class A5
4.23%, 1/15/52	100	94

Benchmark Mortgage Trust, Series 2019-B12, Class A5
3.12%, 8/15/52	125	109

Benchmark Mortgage Trust, Series 2020-B16, Class A5
2.73%, 2/15/53	200	169

Benchmark Mortgage Trust, Series 2020-B18, Class A5
1.93%, 7/15/53	500	395

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.1% continued

Non Agency – 1.1% continued

Benchmark Mortgage Trust, Series 2020-B19, Class A5
1.85%, 9/15/53	$500	$393

Benchmark Mortgage Trust, Series 2020-B20, Class A5
2.03%, 10/15/53	250	197

Benchmark Mortgage Trust, Series 2020-IG1, Class A3
2.69%, 9/15/43	100	83

Benchmark Mortgage Trust, Series 2021-B23, Class A5
2.07%, 2/15/54	200	157

CD Mortgage Trust, Series 2017-CD4, Class A4
3.51%, 5/10/50	250	230

CD Mortgage Trust, Series 2017-CD5, Class A4
3.43%, 8/15/50	250	230

CD Mortgage Trust, Series 2017-CD6, Class A5
3.46%, 11/13/50	200	184

CD Mortgage Trust, Series 2018-CD7, Class A4
4.28%, 8/15/51	200	190

CD Mortgage Trust, Series 2019-CD8, Class A4
2.91%, 8/15/57	150	129

CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A3
3.87%, 1/10/48	300	285

CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A4
3.28%, 5/10/58	250	233

CGMS Commercial Mortgage Trust, Series 2017-B1, Class A4
3.46%, 8/15/50	250	230

Citigroup Commercial Mortgage Trust, Series 2013-GC15, Class AS
4.65%, 9/10/46	100	99

Citigroup Commercial Mortgage Trust, Series 2015-GC27,Class A5
3.14%, 2/10/48	200	191

Citigroup Commercial Mortgage Trust, Series 2015-P1, Class A5
3.72%, 9/15/48	200	191

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	45	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.1% continued

Non Agency – 1.1% continued

Citigroup Commercial Mortgage Trust, Series 2016-C1, Class A4
3.21%, 5/10/49	$250	$232

Citigroup Commercial Mortgage Trust, Series 2016-C3, Class A4
3.15%, 11/15/49	150	138

Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5
3.62%, 2/10/49	300	282

Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A4
3.31%, 4/10/49	250	234

Citigroup Commercial Mortgage Trust, Series 2016-P3, Class A4
3.33%, 4/15/49	250	234

Citigroup Commercial Mortgage Trust, Series 2017-P8, Class A4
3.47%, 9/15/50	250	230

Citigroup Commercial Mortgage Trust, Series 2018-B2, Class A4
4.01%, 3/10/51	100	93

Citigroup Commercial Mortgage Trust, Series 2018-C5, Class A4
4.23%, 6/10/51	200	189

Citigroup Commercial Mortgage Trust, Series 2018-C6, Class A4
4.41%, 11/10/51	200	191

Commercial Mortgage Trust, Series 2014-UBS6, Class A5
3.64%, 12/10/47	250	241

Commercial Mortgage Trust, Series 2015-CR24, Class A5
3.70%, 8/10/48	500	479

Commercial Mortgage Trust, Series 2015-DC1, Class A5
3.35%, 2/10/48	200	191

Commercial Mortgage Trust, Series 2015-LC19, Class A4
3.18%, 2/10/48	500	477

Commercial Mortgage Trust, Series 2015-PC1, Class A5
3.90%, 7/10/50	200	192

Commercial Mortgage Trust, Series 2018-COR3, Class A3
4.23%, 5/10/51	200	189

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.1% continued

Non Agency – 1.1% continued

CSAIL Commercial Mortgage Trust, Series 2015-C1, Class A4
3.51%, 4/15/50	$225	$216

CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A4
3.72%, 8/15/48	500	477

CSAIL Commercial Mortgage Trust, Series 2016-C6,Class A5
3.09%, 1/15/49	100	92

CSAIL Commercial Mortgage Trust, Series 2016-C7, Class A5
3.50%, 11/15/49	200	186

CSAIL Commercial Mortgage Trust, Series 2018-C14, Class A4
4.42%, 11/15/51	300	282

CSAIL Commercial Mortgage Trust, Series 2018-CX11, Class A5
4.03%, 4/15/51	100	93

CSAIL Commercial Mortgage Trust, Series 2020-C19, Class A3
2.56%, 3/15/53	200	165

DBJPM Mortgage Trust, Series 2017-C6, Class A5
3.33%, 6/10/50	250	229

DBJPM Mortgage Trust, Series 2020-C9, Class A5
1.93%, 8/15/53	100	79

GS Mortgage Securities Trust, Series 2014-GC24, Class A5
3.93%, 9/10/47	300	291

GS Mortgage Securities Trust, Series 2014-GC26, Class A5
3.63%, 11/10/47	250	240

GS Mortgage Securities Trust, Series 2016-GS3, Class A4
2.85%, 10/10/49	200	183

GS Mortgage Securities Trust, Series 2017-GS7, Class A4
3.43%, 8/10/50	250	229

GS Mortgage Securities Trust, Series 2017-GS8, Class A4
3.47%, 11/10/50	200	184

GS Mortgage Securities Trust, Series 2018-GS9, Class A4
3.99%, 3/10/51	150	140

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	46	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.1% continued

Non Agency – 1.1% continued

GS Mortgage Securities Trust, Series 2019-GC40, Class A4
3.16%, 7/10/52	$150	$132

GS Mortgage Securities Trust, Series 2020-GC45, Class A5
2.91%, 2/13/53	300	256

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class AS
3.37%, 12/15/47	50	50

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-C4, Class A3
3.14%, 4/15/27	150	138

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class A5
2.87%, 8/15/49	200	182

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class AS
3.14%, 8/15/49	100	88

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2017-C5, Class A5
3.69%, 3/15/50	300	281

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2017-JP7, Class A5
3.45%, 9/15/50	100	92

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-COR5, Class A4
3.39%, 6/13/52	200	178

JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class A5
3.82%, 7/15/48	200	192

JPMDB Commercial Mortgage Securities Trust, Series 2016-C2, Class A4
3.14%, 6/15/49	100	93

JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5
3.41%, 10/15/50	200	183

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.1% continued

Non Agency – 1.1% continued

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class A5
3.53%, 10/15/48	$100	$95

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class A4
3.33%, 5/15/49	250	233

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class A5
2.86%, 9/15/49	100	91

Morgan Stanley Capital I Trust, Series 2018-H3, Class A5
4.18%, 7/15/51	150	141

Morgan Stanley Capital I Trust, Series 2018-H4, Class A4
4.31%, 12/15/51	100	93

Morgan Stanley Capital I Trust, Series 2018-L1, Class A4
4.41%, 10/15/51	200	190

Morgan Stanley Capital I Trust, Series 2019-H7, Class A4
3.26%, 7/15/52	250	220

Morgan Stanley Capital I Trust, Series 2020-HR8, Class A4
2.04%, 7/15/53	500	397

Morgan Stanley Capital I Trust, Series 2020-L4, Class A3
2.70%, 2/15/53	200	168

Morgan Stanley Capital I, Series 2017-HR2, Class A4
3.59%, 12/15/50	200	184

UBS Commercial Mortgage Trust, Series 2017-C1,Class A4
3.46%, 6/15/50	250	229

UBS Commercial Mortgage Trust, Series 2017-C2, Class A4
3.49%, 8/15/50	250	231

UBS Commercial Mortgage Trust, Series 2017-C3, Class A4
3.43%, 8/15/50	175	160

UBS Commercial Mortgage Trust, Series 2017-C6, Class A5
3.58%, 12/15/50	100	92

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	47	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.1% continued

Non Agency – 1.1% continued

UBS Commercial Mortgage Trust, Series 2017-C7, Class A4
3.68%, 12/15/50	$150	$138

UBS Commercial Mortgage Trust, Series 2018-C10, Class A4
4.31%, 5/15/51	200	190

UBS Commercial Mortgage Trust, Series 2018-C11, Class A5
4.24%, 6/15/51	150	141

UBS Commercial Mortgage Trust, Series 2018-C13, Class A4
4.33%, 10/15/51	200	188

UBS Commercial Mortgage Trust, Series 2018-C14, Class A4
4.45%, 12/15/51	100	95

UBS Commercial Mortgage Trust, Series 2018-C8, Class A4
3.98%, 2/15/51	150	140

UBS Commercial Mortgage Trust, Series 2018-C9, Class A4
4.12%, 3/15/51	100	93

Wells Fargo Commercial Mortgage Trust, Series 2015-C26, Class A4
3.17%, 2/15/48	100	95

Wells Fargo Commercial Mortgage Trust, Series 2015-C30, Class A4
3.66%, 9/15/58	250	238

Wells Fargo Commercial Mortgage Trust, Series 2015-LC20, Class A5
3.18%, 4/15/50	200	189

Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class A5
3.77%, 7/15/58	300	287

Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4, Class A4
3.72%, 12/15/48	350	333

Wells Fargo Commercial Mortgage Trust, Series 2016-C32, Class A4
3.56%, 1/15/59	200	189

Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class A4
3.43%, 3/15/59	250	234

Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class A4
2.93%, 7/15/48	100	91

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.1% continued

Non Agency – 1.1% continued

Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class A4
3.07%, 11/15/59	$250	$227

Wells Fargo Commercial Mortgage Trust, Series 2016-LC24, Class A4
2.94%, 10/15/49	200	183

Wells Fargo Commercial Mortgage Trust, Series 2016-NXS6, Class A4
2.92%, 11/15/49	150	137

Wells Fargo Commercial Mortgage Trust, Series 2017-C39, Class A5
3.42%, 9/15/50	250	230

Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class A4
3.58%, 10/15/50	100	92

Wells Fargo Commercial Mortgage Trust, Series 2017-C42, Class A4
3.59%, 12/15/50	100	92

Wells Fargo Commercial Mortgage Trust, Series 2018-C43, Class A4
4.01%, 3/15/51	150	141

Wells Fargo Commercial Mortgage Trust, Series 2018-C48, Class A5
4.30%, 1/15/52	100	94

Wells Fargo Commercial Mortgage Trust, Series 2019-C50, Class A5
3.73%, 5/15/52	200	181

Wells Fargo Commercial Mortgage Trust, Series 2020-C55, Class A5
2.73%, 2/15/53	100	84

Wells Fargo Commercial Mortgage Trust, Series 2020-C56, Class A5
2.45%, 6/15/53	500	410

WFRBS Commercial Mortgage Trust, Series 2013-C12, Class ASB
2.84%, 3/15/48	33	33

WFRBS Commercial Mortgage Trust, Series 2014-C25, Class A5
3.63%, 11/15/47	250	241

		24,127

Total Commercial Mortgage-Backed Securities

(Cost $27,016)		24,127

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	48	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS – 20.4%

Advertising & Marketing – 0.0%

Interpublic Group of (The) Cos., Inc., 4.75%, 3/30/30	$300	$274

Omnicom Group, Inc./Omnicom Capital, Inc., 3.60%, 4/15/26	525	497

		771

Aerospace & Defense – 0.5%

Boeing (The) Co., 2.85%, 10/30/24	110	104
4.88%, 5/1/25	459	448
2.20%, 2/4/26	378	335
3.25%, 2/1/28	109	95
3.25%, 3/1/28	55	48
3.20%, 3/1/29	110	92
2.95%, 2/1/30	250	201
6.13%, 2/15/33	135	129
6.63%, 2/15/38	100	96
5.88%, 2/15/40	1,175	1,012
5.81%, 5/1/50	1,060	921

General Dynamics Corp., 2.63%, 11/15/27	104	93
3.75%, 5/15/28	246	232
4.25%, 4/1/40	1,000	876
2.85%, 6/1/41	160	115

L3Harris Technologies, Inc., 4.40%, 6/15/28	449	422

Lockheed Martin Corp., 3.55%, 1/15/26	298	288
3.60%, 3/1/35	135	115
4.07%, 12/15/42	868	735
3.80%, 3/1/45	230	183
4.09%, 9/15/52	20	17

Northrop Grumman Corp., 3.25%, 1/15/28	500	455
5.05%, 11/15/40	250	231
4.75%, 6/1/43	250	220
3.85%, 4/15/45	8	6
4.03%, 10/15/47	52	41

Precision Castparts Corp., 3.90%, 1/15/43	100	81
4.38%, 6/15/45	350	294

Raytheon Technologies Corp., 4.13%, 11/16/28	1,111	1,038

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 20.4% continued

Aerospace & Defense – 0.5% continued

1.90%, 9/1/31	$71	$54
2.38%, 3/15/32	68	53
4.70%, 12/15/41	100	87
4.50%, 6/1/42	450	385
4.80%, 12/15/43	1,000	882
3.75%, 11/1/46	750	564

		10,948

Apparel & Textile Products – 0.1%

NIKE, Inc., 2.85%, 3/27/30	1,250	1,086
3.25%, 3/27/40	75	58
3.38%, 11/1/46	500	376

		1,520

Asset Management – 0.2%

Ameriprise Financial, Inc., 3.70%, 10/15/24	500	488
3.00%, 4/2/25	250	239
2.88%, 9/15/26	435	402

Ares Capital Corp., 3.88%, 1/15/26	620	564

BlackRock, Inc., 3.50%, 3/18/24	250	246
1.90%, 1/28/31	720	562

Charles Schwab (The) Corp., 3.63%, 4/1/25	250	244
3.45%, 2/13/26	280	269
3.20%, 3/2/27	500	465

Franklin Resources, Inc., 2.95%, 8/12/51	270	170

Owl Rock Capital Corp., 3.75%, 7/22/25	300	276

		3,925

Automotive – 0.3%

American Honda Finance Corp., 3.63%, 10/10/23	500	496
2.40%, 6/27/24	80	77

Aptiv PLC/Aptiv Corp., 4.15%, 5/1/52	500	337

BorgWarner, Inc., 4.38%, 3/15/45	170	129

General Motors Co., 6.80%, 10/1/27	118	119

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	49	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 20.4% continued

Automotive – 0.3% continued

5.00%, 10/1/28	$227	$209
5.60%, 10/15/32	183	163
6.25%, 10/2/43	1,050	912
6.75%, 4/1/46	145	132
5.40%, 4/1/48	267	208

General Motors Financial Co., Inc.,
2.70%, 8/20/27	740	627
2.40%, 4/10/28	119	95
2.40%, 10/15/28	254	201
5.65%, 1/17/29	84	79
3.60%, 6/21/30	99	80
2.35%, 1/8/31	33	24
3.10%, 1/12/32	33	25

Toyota Motor Credit Corp.,
2.25%, 10/18/23	545	533
2.50%, 3/22/24	750	727
0.80%, 10/16/25	750	665
3.05%, 3/22/27	1,500	1,381

		7,219

Banking – 2.7%

Bank of America Corp.,
4.20%, 8/26/24	280	275
4.00%, 1/22/25	1,502	1,454

(Variable, ICE LIBOR USD 3M + 0.97%), 3.46%, 3/15/25 (1)	28	27
3.95%, 4/21/25	1,375	1,326

(Variable, ICE LIBOR USD 3M + 0.87%), 2.46%, 10/22/25 (1)	21	20

(Variable, U.S. SOFR + 0.65%), 1.53%, 12/6/25 (1)	405	370

(Variable, ICE LIBOR USD 3M + 0.81%), 3.37%, 1/23/26 (1)	1,000	948

(Variable, ICE LIBOR USD 3M + 0.64%), 2.02%, 2/13/26 (1)	760	697
4.45%, 3/3/26	500	482
3.50%, 4/19/26	91	86
4.25%, 10/22/26	47	45

(Variable, U.S. SOFR + 1.01%), 1.20%, 10/24/26 (1)	2,000	1,745

(Variable, U.S. SOFR + 0.91%), 1.66%, 3/11/27 (1)	72	62

(Variable, U.S. SOFR + 0.96%),
1.73%, 7/22/27 (1)	914	784
4.18%, 11/25/27	146	135

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 20.4% continued

Banking – 2.7% continued

(Variable, U.S. SOFR + 1.05%), 2.55%, 2/4/28 (1)	$18	$16

(Variable, ICE LIBOR USD 3M + 1.04%), 3.42%, 12/20/28 (1)	1,089	967

(Variable, ICE LIBOR USD 3M + 1.07%), 3.97%, 3/5/29 (1)	7	6

(Variable, U.S. SOFR + 1.06%), 2.09%, 6/14/29 (1)	129	105

(Variable, ICE LIBOR USD 3M + 1.21%), 3.97%, 2/7/30 (1)	199	177

(Variable, ICE LIBOR USD 3M + 1.18%), 3.19%, 7/23/30 (1)	132	111

(Variable, ICE LIBOR USD 3M + 0.99%), 2.50%, 2/13/31 (1)	5,293	4,176

(Variable, U.S. SOFR + 2.15%), 2.59%, 4/29/31 (1)	52	41

(Variable, U.S. SOFR + 1.32%), 2.69%, 4/22/32 (1)	380	297
6.11%, 1/29/37	150	144

(Variable, U.S. SOFR + 1.93%), 2.68%, 6/19/41 (1)	167	108
5.00%, 1/21/44	223	193

(Variable, ICE LIBOR USD 3M + 1.19%), 3.95%, 1/23/49 (1)	790	585

(Variable, ICE LIBOR USD 3M + 1.52%), 4.33%, 3/15/50 (1)	755	594

(Variable, ICE LIBOR USD 3M + 3.15%), 4.08%, 3/20/51 (1)	810	611

Bank of America N.A., 6.00%, 10/15/36	250	246

Citigroup, Inc.,
3.75%, 6/16/24	382	376
3.88%, 3/26/25	1,730	1,661

(Variable, ICE LIBOR USD 3M + 0.90%),
3.35%, 4/24/25 (1)	53	51
4.40%, 6/10/25	105	102
5.50%, 9/13/25	126	126

(Variable, U.S. SOFR + 0.53%), 1.28%, 11/3/25 (1)	49	45

(Variable, U.S. SOFR + 0.69%),
2.01%, 1/25/26 (1)	1,464	1,345
4.60%, 3/9/26	205	200

(Variable, U.S. SOFR + 1.53%), 3.29%, 3/17/26 (1)	17	16

(Variable, U.S. SOFR + 2.84%), 3.11%, 4/8/26 (1)	884	829

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	50	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 20.4% continued

Banking – 2.7% continued

3.40%, 5/1/26	$264	$246
3.20%, 10/21/26	455	417
4.30%, 11/20/26	505	478
4.45%, 9/29/27	416	385

(Variable, U.S. SOFR + 1.89%), 4.66%, 5/24/28 (1)	56	53

(Variable, U.S. SOFR + 3.91%), 4.41%, 3/31/31 (1)	2,000	1,794

(Variable, U.S. SOFR + 2.11%), 2.57%, 6/3/31 (1)	750	590

(Variable, U.S. SOFR + 1.17%), 2.56%, 5/1/32 (1)	1,000	768
6.63%, 6/15/32	100	101
5.88%, 2/22/33	350	335
6.13%, 8/25/36	125	120
8.13%, 7/15/39	332	392

(Variable, U.S. SOFR + 4.55%), 5.32%, 3/26/41 (1)	180	163
5.88%, 1/30/42	30	29

(Variable, U.S. SOFR + 1.38%), 2.90%, 11/3/42 (1)	168	107
4.75%, 5/18/46	530	422

Discover Bank,
2.70%, 2/6/30	250	196

Fifth Third Bancorp,
3.65%, 1/25/24	570	559
8.25%, 3/1/38	275	326

HSBC Bank U.S.A. N.A.,
7.00%, 1/15/39	350	368

HSBC U.S.A., Inc.,
3.50%, 6/23/24	1,000	975

Huntington National Bank (The),
3.55%, 10/6/23	1,000	989

JPMorgan Chase & Co.,
3.88%, 9/10/24	1,456	1,424
3.90%, 7/15/25	349	338
7.75%, 7/15/25	54	58

(Variable, CME Term SOFR 3M + 1.59%), 2.01%, 3/13/26 (1)	40	37

(Variable, U.S. SOFR + 1.85%), 2.08%, 4/22/26 (1)	2,553	2,326
3.20%, 6/15/26	285	265
2.95%, 10/1/26	59	54

(Variable, CME Term SOFR 3M + 0.70%), 1.04%, 2/4/27 (1)	121	103

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 20.4% continued

Banking – 2.7% continued

(Variable, U.S. SOFR + 0.89%), 1.58%, 4/22/27 (1)	$269	$232
8.00%, 4/29/27	750	821

(Variable, U.S. SOFR + 0.77%), 1.47%, 9/22/27 (1)	1,310	1,108
4.25%, 10/1/27	299	280
3.63%, 12/1/27	1,200	1,087

(Variable, ICE LIBOR USD 3M + 1.34%), 3.78%, 2/1/28 (1)	500	458

(Variable, U.S. SOFR + 1.17%), 2.95%, 2/24/28 (1)	94	83

(Variable, U.S. SOFR + 1.56%), 4.32%, 4/26/28 (1)	176	165

(Variable, U.S. SOFR + 1.99%), 4.85%, 7/25/28 (1)	113	109

(Variable, ICE LIBOR USD 3M + 0.95%), 3.51%, 1/23/29 (1)	310	274

(Variable, U.S. SOFR + 1.02%), 2.07%, 6/1/29 (1)	190	154

(Variable, ICE LIBOR USD 3M + 1.33%), 4.45%, 12/5/29 (1)	41	38

(Variable, U.S. SOFR + 2.52%), 2.96%, 5/13/31 (1)	545	432

(Variable, ICE LIBOR USD 3M + 1.36%), 3.88%, 7/24/38 (1)	359	280
5.60%, 7/15/41	405	384

(Variable, U.S. SOFR + 1.51%), 2.53%, 11/19/41 (1)	785	490
5.40%, 1/6/42	100	92
5.63%, 8/16/43	150	137

(Variable, ICE LIBOR USD 3M + 1.58%), 4.26%, 2/22/48 (1)	200	158

(Variable, ICE LIBOR USD 3M + 1.46%), 4.03%, 7/24/48 (1)	85	65

(Variable, ICE LIBOR USD 3M + 1.38%), 3.96%, 11/15/48 (1)	740	554

(Variable, ICE LIBOR USD 3M + 1.22%), 3.90%, 1/23/49 (1)	1,500	1,111

(Variable, U.S. SOFR + 2.44%), 3.11%, 4/22/51 (1)	1,500	947

KeyBank N.A.,
4.15%, 8/8/25	250	242

PNC Financial Services Group (The), Inc.,
3.15%, 5/19/27	455	417
2.55%, 1/22/30	545	449

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	51	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 20.4% continued

Banking – 2.7% continued

Synchrony Bank,
5.40%, 8/22/25	$293	$286

Truist Bank,
3.63%, 9/16/25	128	122
4.05%, 11/3/25	600	582
3.30%, 5/15/26	122	113
3.80%, 10/30/26	543	511

Truist Financial Corp.,
2.85%, 10/26/24	131	126
3.70%, 6/5/25	213	206

(Variable, U.S. SOFR + 0.61%), 1.27%, 3/2/27 (1)	142	123
1.13%, 8/3/27	221	181

U.S. Bancorp,
3.60%, 9/11/24	350	343
2.38%, 7/22/26	133	122

(Variable, U.S. SOFR + 0.73%), 2.22%, 1/27/28 (1)	322	284
3.90%, 4/26/28	545	514

U.S. Bank N.A.,
2.80%, 1/27/25	250	239

Wells Fargo & Co.,
3.00%, 2/19/25	568	540
3.00%, 4/22/26	800	733

(Variable, U.S. SOFR + 1.32%), 3.91%, 4/25/26 (1)	736	704

(Variable, U.S. SOFR + 2.00%), 2.19%, 4/30/26 (1)	119	109
3.00%, 10/23/26	542	491

(Variable, ICE LIBOR USD 3M + 1.17%), 3.20%, 6/17/27 (1)	15	14
4.30%, 7/22/27	110	103

(Variable, U.S. SOFR + 1.51%), 3.53%, 3/24/28 (1)	275	249

(Variable, ICE LIBOR USD 3M + 1.31%), 3.58%, 5/22/28 (1)	585	529

(Variable, U.S. SOFR + 2.10%), 2.39%, 6/2/28 (1)	749	642
4.40%, 6/14/46	850	648

(Variable, U.S. SOFR + 4.50%), 5.01%, 4/4/51 (1)	1,500	1,295

(Variable, U.S. SOFR + 2.13%), 4.61%, 4/25/53 (1)	1,000	812

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 20.4% continued

Banking – 2.7% continued

Wells Fargo Bank N.A.,
5.85%, 2/1/37	$500	$488
6.60%, 1/15/38	50	52

		57,730

Beverages – 0.4%

Brown-Forman Corp.,
4.50%, 7/15/45	200	173

Coca- Cola ( The) Co.,
3.38%, 3/25/27	214	204
1.50%, 3/5/28	81	69
2.13%, 9/6/29	162	137
1.65%, 6/1/30	179	142
2.00%, 3/5/31	1,204	970
3.00%, 3/5/51	1,000	698

Constellation Brands, Inc.,
4.65%, 11/15/28	44	42
3.15%, 8/1/29	334	287
2.88%, 5/1/30	256	212
2.25%, 8/1/31	284	218
5.25%, 11/15/48	167	150

Keurig Dr. Pepper, Inc.,
2.55%, 9/15/26	185	167
4.42%, 12/15/46	450	358

Molson Coors Beverage Co.,
3.00%, 7/15/26	170	155
5.00%, 5/1/42	275	232
4.20%, 7/15/46	300	222

PepsiCo, Inc.,
2.75%, 4/30/25	380	363
2.85%, 2/24/26	120	113
2.75%, 3/19/30	483	419
1.63%, 5/1/30	77	62
1.95%, 10/21/31	3,000	2,386

		7,779

Biotechnology & Pharmaceuticals – 1.2%

AbbVie, Inc.,
3.80%, 3/15/25	1,413	1,369
3.60%, 5/14/25	155	149
3.20%, 5/14/26	56	52
2.95%, 11/21/26	163	149
4.25%, 11/14/28	271	255
3.20%, 11/21/29	467	409
4.70%, 5/14/45	2,340	1,979

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	52	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 20.4% continued

Biotechnology & Pharmaceuticals – 1.2% continued

Amgen, Inc.,
2.45%, 2/21/30	$250	$206
3.35%, 2/22/32	1,000	853
5.15%, 11/15/41	126	115
2.77%, 9/1/53	1,876	1,093

Baxalta, Inc.,
4.00%, 6/23/25	225	218

Biogen, Inc.,
4.05%, 9/15/25	55	53
2.25%, 5/1/30	40	32
3.15%, 5/1/50	25	16
3.25%, 2/15/51	87	56

Bristol-Myers Squibb Co.,
3.20%, 6/15/26	214	203
3.90%, 2/20/28	644	613
3.40%, 7/26/29	286	259
4.35%, 11/15/47	1,083	925
3.70%, 3/15/52	1,000	765

Gilead Sciences, Inc.,
3.65%, 3/1/26	2,000	1,901
1.20%, 10/1/27	250	206
4.00%, 9/1/36	1,000	831
4.80%, 4/1/44	185	161
4.50%, 2/1/45	150	124
4.75%, 3/1/46	168	146
4.15%, 3/1/47	60	48
2.80%, 10/1/50	42	26

Johnson & Johnson,
2.45%, 3/1/26	361	337
0.95%, 9/1/27	1,000	846
2.90%, 1/15/28	1,139	1,049
1.30%, 9/1/30	1,467	1,167
4.38%, 12/5/33	332	320
3.55%, 3/1/36	519	446
5.95%, 8/15/37	32	34
3.70%, 3/1/46	970	794

Merck & Co., Inc.,
2.75%, 2/10/25	186	178
1.70%, 6/10/27	340	297
1.90%, 12/10/28	279	234
3.40%, 3/7/29	312	286
2.15%, 12/10/31	688	555
3.60%, 9/15/42	25	20

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 20.4% continued

Biotechnology & Pharmaceuticals – 1.2% continued

3.70%, 2/10/45	$60	$47
2.45%, 6/24/50	1,000	615

Mylan, Inc.,
4.55%, 4/15/28	171	151
5.40%, 11/29/43	585	425

Pfizer, Inc.,
2.95%, 3/15/24	250	245
3.40%, 5/15/24	126	124
3.45%, 3/15/29	24	22
2.63%, 4/1/30	1,000	859
7.20%, 3/15/39	311	370
5.60%, 9/15/40	194	198
4.13%, 12/15/46	519	451

Pharmacia LLC,
6.60%, 12/1/28	125	133

Royalty Pharma PLC,
3.55%, 9/2/50	500	312

Shire Acquisitions Investments Ireland DAC,
3.20%, 9/23/26	225	208

Utah Acquisition Sub, Inc.,
3.95%, 6/15/26	114	104

Wyeth LLC,
5.95%, 4/1/37	725	763

Zoetis, Inc.,
3.95%, 9/12/47	450	352
4.45%, 8/20/48	40	34

		25,188

Cable & Satellite – 0.5%

Charter Communications Operating LLC/Charter Communications Operating Capital,
3.75%, 2/15/28	1,451	1,282
2.25%, 1/15/29	484	379
5.05%, 3/30/29	305	281
2.80%, 4/1/31	1,195	903
5.75%, 4/1/48	520	420
4.80%, 3/1/50	980	707
3.90%, 6/1/52	1,000	619

Comcast Corp.,
2.65%, 2/1/30	2,003	1,679
3.40%, 4/1/30	1,370	1,205
4.25%, 1/15/33	775	702
7.05%, 3/15/33	140	154

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	53	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 20.4% continued

Cable & Satellite – 0.5% continued

2.89%, 11/1/51	$44	$28
2.99%, 11/1/63	2,279	1,320

TCI Communications, Inc.,
7.88%, 2/15/26	755	815

Time Warner Cable LLC,
6.55%, 5/1/37	68	61
7.30%, 7/1/38	705	670
6.75%, 6/15/39	130	116

		11,341

Chemicals – 0.2%

Dow Chemical (The) Co.,
7.38%, 11/1/29	46	50
4.25%, 10/1/34	470	398
9.40%, 5/15/39	174	221
5.25%, 11/15/41	400	356

DuPont de Nemours, Inc.,
5.32%, 11/15/38	208	189
5.42%, 11/15/48	1,000	900

Eastman Chemical Co.,
4.80%, 9/1/42	200	161
4.65%, 10/15/44	100	78

Ecolab, Inc.,
2.70%, 11/1/26	70	65

International Flavors & Fragrances, Inc.,
5.00%, 9/26/48	67	56

Lubrizol (The) Corp.,
6.50%, 10/1/34	50	55

LYB International Finance B.V.,
4.00%, 7/15/23	105	104
5.25%, 7/15/43	565	482

LyondellBasell Industries N.V.,
4.63%, 2/26/55	35	26

Mosaic (The) Co.,
5.45%, 11/15/33	250	235
4.88%, 11/15/41	100	81

RPM International, Inc.,
3.75%, 3/15/27	100	92

Sherwin-Williams (The) Co.,
3.45%, 6/1/27	205	188
2.95%, 8/15/29	167	143
2.30%, 5/15/30	153	122
2.20%, 3/15/32	475	359
4.55%, 8/1/45	30	24

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 20.4% continued

Chemicals – 0.2% continued

Westlake Corp.,
3.60%, 8/15/26	$701	$652
3.38%, 6/15/30	249	211

		5,248

Commercial Support Services – 0.0%

Republic Services, Inc.,
3.38%, 11/15/27	296	271
3.95%, 5/15/28	432	404
2.30%, 3/1/30	118	97

		772

Construction Materials – 0.1%

Carlisle Cos., Inc.,
2.75%, 3/1/30	500	408

Martin Marietta Materials, Inc.,
3.45%, 6/1/27	500	462

Owens Corning,
3.40%, 8/15/26	400	368
3.88%, 6/1/30	500	437

		1,675

Consumer Services – 0.1%

California Institute of Technology,
4.70%, 11/1/11 (2)	110	92

Duke University,
2.68%, 10/1/44	200	145

Emory University,
2.97%, 9/1/50	500	351

Johns Hopkins University,
4.08%, 7/1/53	100	86

Massachusetts Institute of Technology,
5.60%, 7/1/11 (2)	190	190
4.68%, 7/1/14 (3)	15	13
3.89%, 7/1/16 (4)	300	212

Northwestern University,
4.64%, 12/1/44	50	47

President and Fellows of Harvard College,
2.52%, 10/15/50	1,000	643

Trustees of the University of Pennsylvania (The),
4.67%, 9/1/12 (5)	100	82

University of Southern California,
2.81%, 10/1/50	500	343

		2,204

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	54	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 20.4% continued

Containers & Packaging – 0.1%

International Paper Co.,
6.00%, 11/15/41	$480	$458

Packaging Corp. of America,
3.65%, 9/15/24	250	244

WestRock MWV LLC,
7.95%, 2/15/31	100	112

WRKCo, Inc.,
4.90%, 3/15/29	350	335

		1,149

Diversified Industrials – 0.3%

3M Co.,
3.25%, 2/14/24	191	187
2.00%, 2/14/25	100	94
2.25%, 9/19/26	165	148
3.05%, 4/15/30	2,000	1,700

Dover Corp.,
2.95%, 11/4/29	10	9

GE Capital Funding LLC,
4.55%, 5/15/32	74	68

GE Capital International Funding Co. Unlimited Co.,
4.42%, 11/15/35	504	452

General Electric Co.,
6.75%, 3/15/32	44	48

Honeywell International, Inc.,
3.35%, 12/1/23	260	257
2.50%, 11/1/26	461	423
1.10%, 3/1/27	182	156
2.70%, 8/15/29	137	120
3.81%, 11/21/47	125	103

Illinois Tool Works, Inc.,
3.50%, 3/1/24	250	247
3.90%, 9/1/42	700	577

Parker-Hannifin Corp.,
3.30%, 11/21/24	500	482
3.25%, 6/14/29	500	440
4.20%, 11/21/34	200	174
4.45%, 11/21/44	500	409

		6,094

E-Commerce Discretionary – 0.2%

Amazon.com, Inc.,
2.80%, 8/22/24	592	575
5.20%, 12/3/25	302	306

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 20.4% continued

E-Commerce Discretionary – 0.2% continued
1.20%, 6/3/27	$408	$349
1.65%, 5/12/28	198	168
3.88%, 8/22/37	1,050	913
4.95%, 12/5/44	255	244
3.10%, 5/12/51	1,000	700
4.25%, 8/22/57	500	416

eBay, Inc.,
1.40%, 5/10/26	24	21
2.70%, 3/11/30	373	304
2.60%, 5/10/31	167	130
4.00%, 7/15/42	235	176

		4,302

Electric & Gas Marketing & Trading – 0.1%

Consolidated Edison Co. of New York, Inc.,
5.30%, 3/1/35	150	141
5.85%, 3/15/36	100	98
6.75%, 4/1/38	100	106
5.50%, 12/1/39	85	80
4.20%, 3/15/42	1,763	1,414
3.95%, 3/1/43	120	93
4.45%, 3/15/44	100	83
3.85%, 6/15/46	100	76

Evergy Metro, Inc.,
5.30%, 10/1/41	50	47

Southern Power Co.,
5.25%, 7/15/43	60	52

		2,190

Electric Utilities – 1.6%

AEP Transmission Co. LLC,
4.00%, 12/1/46	200	157
3.65%, 4/1/50	500	368

Alabama Power Co.,
3.85%, 12/1/42	60	47

Ameren Illinois Co.,
3.25%, 3/1/25	500	481

Appalachian Power Co.,
7.00%, 4/1/38	75	81

Arizona Public Service Co.,
3.15%, 5/15/25	500	476
4.50%, 4/1/42	230	186
4.20%, 8/15/48	250	192

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	55	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 20.4% continued

Electric Utilities – 1.6% continued

Baltimore Gas and Electric Co.,
2.40%, 8/15/26	$130	$118
3.75%, 8/15/47	475	367

Berkshire Hathaway Energy Co.,
5.15%, 11/15/43	500	455

CenterPoint Energy Houston Electric LLC,
2.40%, 9/1/26	50	45
3.00%, 2/1/27	150	139
3.55%, 8/1/42	40	31
4.25%, 2/1/49	500	418

CMS Energy Corp.,
3.00%, 5/15/26	40	37
3.45%, 8/15/27	500	453
4.88%, 3/1/44	500	432

Commonwealth Edison Co.,
6.45%, 1/15/38	200	213
3.80%, 10/1/42	90	71
4.60%, 8/15/43	100	88

Connecticut Light and Power (The) Co.,
4.00%, 4/1/48	250	204

Constellation Energy Generation LLC,
5.75%, 10/1/41	430	396

Dominion Energy South Carolina, Inc.,
6.05%, 1/15/38	265	274
5.10%, 6/1/65	50	45

Dominion Energy, Inc.,
4.25%, 6/1/28	1,000	937
5.25%, 8/1/33	250	237
5.95%, 6/15/35	750	742
7.00%, 6/15/38	20	21
4.90%, 8/1/41	35	31
4.05%, 9/15/42	100	78

DTE Electric Co.,
4.05%, 5/15/48	500	407

Duke Energy Carolinas LLC,
6.45%, 10/15/32	106	111
6.10%, 6/1/37	150	148
4.25%, 12/15/41	210	176
3.75%, 6/1/45	350	266

Duke Energy Corp.,
3.75%, 4/15/24	100	98
2.65%, 9/1/26	1,249	1,133
3.40%, 6/15/29	751	658

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 20.4% continued

Electric Utilities – 1.6% continued

3.75%, 9/1/46	$120	$85

Duke Energy Florida LLC,
6.35%, 9/15/37	340	352
3.40%, 10/1/46	290	204

Duke Energy Indiana LLC,
6.12%, 10/15/35	500	514
6.35%, 8/15/38	25	26
6.45%, 4/1/39	225	234
4.90%, 7/15/43	1,000	876

Duke Energy Progress LLC,
4.10%, 3/15/43	200	164

Entergy Louisiana LLC,
5.40%, 11/1/24	150	151
3.05%, 6/1/31	950	796

Entergy Texas, Inc.,
4.50%, 3/30/39	250	209

Evergy Kansas Central, Inc.,
4.13%, 3/1/42	275	225

Eversource Energy,
3.15%, 1/15/25	100	96
1.65%, 8/15/30	165	124

Exelon Corp.,
5.63%, 6/15/35	75	73
4.70%, 4/15/50	100	84

Florida Power & Light Co.,
5.65%, 2/1/37	335	331
5.95%, 2/1/38	150	155
5.96%, 4/1/39	250	262
5.69%, 3/1/40	30	30
4.13%, 2/1/42	250	209
4.05%, 6/1/42	100	83

Georgia Power Co.,
4.30%, 3/15/42	60	48
4.30%, 3/15/43	100	80

Indiana Michigan Power Co.,
6.05%, 3/15/37	200	201

ITC Holdings Corp.,
3.35%, 11/15/27	200	182

MidAmerican Energy Co.,
3.50%, 10/15/24	100	98
4.80%, 9/15/43	100	90
4.40%, 10/15/44	150	127
3.15%, 4/15/50	2,000	1,360

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	56	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 20.4% continued

Electric Utilities – 1.6% continued

National Grid U.S.A.,
5.80%, 4/1/35	$425	$392

National Rural Utilities Cooperative Finance Corp.,
2.85%, 1/27/25	1,000	958
8.00%, 3/1/32	50	58
4.30%, 3/15/49	125	104

Nevada Power Co.,
6.65%, 4/1/36	100	106

NextEra Energy Capital Holdings, Inc.,
2.25%, 6/1/30	1,561	1,245
2.44%, 1/15/32	439	341

Northern States Power Co.,
5.35%, 11/1/39	1,065	1,048
4.13%, 5/15/44	200	167

Oglethorpe Power Corp.,
5.38%, 11/1/40	150	132

Oklahoma Gas and Electric Co.,
4.15%, 4/1/47	200	159

Oncor Electric Delivery Co. LLC,
7.50%, 9/1/38	145	171

Pacific Gas and Electric Co.,
4.55%, 7/1/30	2,345	2,010
5.90%, 6/15/32	655	597
4.50%, 7/1/40	500	364

PacifiCorp,
6.10%, 8/1/36	200	200
6.25%, 10/15/37	275	281
4.13%, 1/15/49	50	40

Potomac Electric Power Co.,
3.60%, 3/15/24	150	147

PPL Electric Utilities Corp.,
6.25%, 5/15/39	275	288
4.13%, 6/15/44	100	82

Public Service Electric and Gas Co.,
3.00%, 5/15/25	500	476
3.95%, 5/1/42	50	41
3.65%, 9/1/42	30	23

Puget Energy, Inc.,
3.65%, 5/15/25	500	473

Puget Sound Energy, Inc.,
6.27%, 3/15/37	75	77
5.64%, 4/15/41	340	330

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 20.4% continued

Electric Utilities – 1.6% continued

San Diego Gas & Electric Co.,
4.50%, 8/15/40	$150	$129

Sempra Energy,
3.25%, 6/15/27	150	137
6.00%, 10/15/39	250	243

Southern (The) Co.,
3.70%, 4/30/30	900	792
4.40%, 7/1/46	1,000	781

Southern California Edison Co.,
6.65%, 4/1/29	300	303
6.00%, 1/15/34	100	99
5.35%, 7/15/35	586	537
5.55%, 1/15/37	275	250
5.95%, 2/1/38	710	681
6.05%, 3/15/39	50	48
5.50%, 3/15/40	150	136
3.90%, 3/15/43	150	111
4.13%, 3/1/48	90	67

Southwestern Electric Power Co.,
2.75%, 10/1/26	130	118
4.10%, 9/15/28	250	231
3.90%, 4/1/45	170	122

Tampa Electric Co.,
4.10%, 6/15/42	50	40

Union Electric Co.,
3.90%, 9/15/42	50	40
4.00%, 4/1/48	250	197

Virginia Electric and Power Co.,
6.00%, 5/15/37	15	15
6.35%, 11/30/37	40	41
8.88%, 11/15/38	300	383
4.65%, 8/15/43	150	129
4.45%, 2/15/44	75	63
3.80%, 9/15/47	125	95

Wisconsin Public Service Corp.,
4.75%, 11/1/44	100	87
3.30%, 9/1/49	150	105

Xcel Energy, Inc.,
6.50%, 7/1/36	100	105

		34,681

Electrical Equipment – 0.1%

Carrier Global Corp.,
2.72%, 2/15/30	1,000	826

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	57	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 20.4% continued

Electrical Equipment – 0.1% continued

Fortive Corp.,
4.30%, 6/15/46	$105	$81

Johnson Controls International PLC,
5.13%, 9/14/45	35	30
4.95%, 7/2/64	110	88

Otis Worldwide Corp.,
3.36%, 2/15/50	500	337

Rockwell Automation, Inc.,
4.20%, 3/1/49	100	83

		1,445

Entertainment Content – 0.4%

Discovery Communications LLC,
4.90%, 3/11/26	45	43
4.13%, 5/15/29	467	400
5.30%, 5/15/49	145	108

Fox Corp.,
5.58%, 1/25/49	500	428

NBCUniversal Media LLC,
4.45%, 1/15/43	297	247

Paramount Global,
4.75%, 5/15/25	199	196
4.20%, 5/19/32	1,000	811
4.38%, 3/15/43	593	395
5.85%, 9/1/43	197	157
5.25%, 4/1/44	30	22

Walt Disney (The) Co.,
3.70%, 3/23/27	297	281
6.40%, 12/15/35	31	33
4.13%, 12/1/41	105	87
4.95%, 10/15/45	500	452
2.75%, 9/1/49	1,696	1,076
3.60%, 1/13/51	1,304	966

Warnermedia Holdings, Inc.,
4.28%, 3/15/32 (6)	3,563	2,931

		8,633

Food – 0.2%

Conagra Brands, Inc.,
1.38%, 11/1/27	85	69
7.00%, 10/1/28	200	207
4.85%, 11/1/28	100	94
5.30%, 11/1/38	500	439

General Mills, Inc.,
3.65%, 2/15/24	75	74

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 20.4% continued

Food – 0.2% continued

2.88%, 4/15/30	$218	$185
2.25%, 10/14/31	432	338

Hershey (The) Co.,
2.30%, 8/15/26	365	333

Ingredion, Inc.,
3.20%, 10/1/26	250	231

J.M. Smucker (The) Co.,
3.50%, 3/15/25	500	482
4.38%, 3/15/45	250	197

Kraft Heinz Foods Co.,
4.88%, 10/1/49	1,000	824

		3,473

Forestry, Paper & Wood Products – 0.1%

Georgia-Pacific LLC,
8.00%, 1/15/24	500	520
7.75%, 11/15/29	500	567

		1,087

Gas & Water Utilities – 0.2%

American Water Capital Corp.,
3.40%, 3/1/25	35	34
2.95%, 9/1/27	1,000	908
6.59%, 10/15/37	105	110
4.30%, 12/1/42	75	62
4.30%, 9/1/45	520	420
3.45%, 5/1/50	12	9
3.25%, 6/1/51	58	40

Atmos Energy Corp.,
4.15%, 1/15/43	250	207
4.13%, 10/15/44	75	61

CenterPoint Energy Resources Corp.,
5.85%, 1/15/41	50	49

NiSource, Inc.,
5.95%, 6/15/41	77	74
5.25%, 2/15/43	100	89
4.80%, 2/15/44	580	487
5.65%, 2/1/45	200	185

Southern California Gas Co.,
3.75%, 9/15/42	250	188
4.30%, 1/15/49	125	101

Southern Co. Gas Capital Corp.,
5.88%, 3/15/41	600	575
4.40%, 5/30/47	250	196

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	58	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 20.4% continued

Gas & Water Utilities – 0.2% continued

Southwest Gas Corp.,
3.80%, 9/29/46	$250	$168

		3,963

Health Care Facilities & Services – 0.9%

Advocate Health & Hospitals Corp.,
3.01%, 6/15/50	265	178

Aetna, Inc.,
6.63%, 6/15/36	40	41
6.75%, 12/15/37	150	153
4.50%, 5/15/42	100	82
3.88%, 8/15/47	143	105

AHS Hospital Corp.,
5.02%, 7/1/45	100	94

AmerisourceBergen Corp.,
3.25%, 3/1/25	135	130
4.25%, 3/1/45	60	48
4.30%, 12/15/47	500	397

Ascension Health,
2.53%, 11/15/29	750	634

Cardinal Health, Inc.,
3.75%, 9/15/25	250	241
4.50%, 11/15/44	710	549

Cigna Corp.,
2.38%, 3/15/31	845	672
4.80%, 7/15/46	580	496
4.90%, 12/15/48	460	397
3.40%, 3/15/50	250	169

CommonSpirit Health,
3.82%, 10/1/49	1,000	726

CVS Health Corp.,
3.88%, 7/20/25	74	72
1.30%, 8/21/27	74	62
4.30%, 3/25/28	162	153
3.25%, 8/15/29	1,391	1,217
3.75%, 4/1/30	281	250
2.13%, 9/15/31	68	52
4.78%, 3/25/38	130	114
4.13%, 4/1/40	40	32
5.30%, 12/5/43	750	676
5.13%, 7/20/45	275	241
5.05%, 3/25/48	730	643

Dignity Health,
5.27%, 11/1/64	200	170

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 20.4% continued

Health Care Facilities & Services – 0.9% continued

Elevance Health, Inc.,
2.38%, 1/15/25	$492	$464
3.65%, 12/1/27	563	524
4.10%, 3/1/28	245	232
6.38%, 6/15/37	500	521
4.63%, 5/15/42	525	453
3.60%, 3/15/51	300	214

HCA, Inc.,
4.50%, 2/15/27	1,426	1,331
5.63%, 9/1/28	236	225
2.38%, 7/15/31	368	272
5.50%, 6/15/47	330	279
5.25%, 6/15/49	170	138

Humana, Inc.,
3.13%, 8/15/29	85	74

Kaiser Foundation Hospitals,
3.27%, 11/1/49	500	353

Laboratory Corp. of America Holdings,
4.70%, 2/1/45	300	248

Memorial Sloan-Kettering Cancer Center,
4.13%, 7/1/52	100	84

NYU Langone Hospitals,
4.37%, 7/1/47	500	409

Quest Diagnostics, Inc.,
3.45%, 6/1/26	56	53
4.20%, 6/30/29	59	54

Sutter Health,
4.09%, 8/15/48	500	403

UnitedHealth Group, Inc.,
3.50%, 2/15/24	40	39
3.75%, 7/15/25	188	183
3.45%, 1/15/27	300	283
3.70%, 5/15/27	111	106
3.88%, 12/15/28	218	204
4.00%, 5/15/29	600	559
2.88%, 8/15/29	538	469
2.00%, 5/15/30	160	129
2.30%, 5/15/31	200	161
5.80%, 3/15/36	250	255
6.63%, 11/15/37	640	700
6.88%, 2/15/38	170	188
4.38%, 3/15/42	219	188

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	59	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 20.4% continued

Health Care Facilities & Services – 0.9% continued

4.75%, 7/15/45	$281	$249
3.13%, 5/15/60	1,000	640

		19,478

Home & Office Products – 0.0%

Leggett & Platt, Inc.,
3.50%, 11/15/27	818	737

Whirlpool Corp.,
3.70%, 5/1/25	250	243
4.50%, 6/1/46	60	45

		1,025

Home Construction – 0.0%

D.R. Horton, Inc.,
2.60%, 10/15/25	510	468

Household Products – 0.1%

Church & Dwight Co., Inc.,
3.95%, 8/1/47	100	78

Estee Lauder (The) Cos., Inc.,
6.00%, 5/15/37	100	105
4.38%, 6/15/45	150	130
4.15%, 3/15/47	70	59

Kimberly-Clark Corp.,
6.63%, 8/1/37	350	389
3.20%, 7/30/46	125	89

Procter & Gamble (The) Co.,
3.00%, 3/25/30	1,080	967
1.20%, 10/29/30	420	324

		2,141

Industrial Support Services – 0.0%

WW Grainger, Inc.,
4.60%, 6/15/45	300	270

Institutional Financial Services – 1.1%

Bank of New York Mellon (The) Corp.,
1.60%, 4/24/25	285	263
3.25%, 5/16/27	500	467

(Variable, ICE LIBOR USD 3M + 1.07%), 3.44%, 2/7/28 (1)	1,000	923

Citigroup Global Markets Holdings, Inc.,
0.75%, 6/7/24	60	56

CME Group, Inc.,
3.75%, 6/15/28	300	283
5.30%, 9/15/43	45	45

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 20.4% continued

Institutional Financial Services – 1.1% continued

Goldman Sachs Group (The), Inc.,
3.75%, 5/22/25	$1,956	$1,873

(Variable, ICE LIBOR USD 3M + 1.20%), 3.27%, 9/29/25 (1)	123	117

(Variable, U.S. SOFR + 0.61%), 0.86%, 2/12/26 (1)	454	405
3.75%, 2/25/26	1,747	1,655

(Variable, U.S. SOFR + 0.79%), 1.09%, 12/9/26 (1)	46	40
5.95%, 1/15/27	613	615
3.85%, 1/26/27	238	221

(Variable, U.S. SOFR + 0.80%), 1.43%, 3/9/27 (1)	348	299

(Variable, U.S. SOFR + 1.51%), 4.39%, 6/15/27 (1)	299	285

(Variable, U.S. SOFR + 0.82%), 1.54%, 9/10/27 (1)	108	91

(Variable, U.S. SOFR + 0.91%), 1.95%, 10/21/27 (1)	445	380

(Variable, U.S. SOFR + 1.11%), 2.64%, 2/24/28 (1)	804	698

(Variable, ICE LIBOR USD 3M + 1.51%), 3.69%, 6/5/28 (1)	579	523

(Variable, ICE LIBOR USD 3M + 1.16%), 3.81%, 4/23/29 (1)	70	62

(Variable, U.S. SOFR + 1.09%), 1.99%, 1/27/32 (1)	2,000	1,479
6.25%, 2/1/41	300	298

(Variable, U.S. SOFR + 1.51%), 3.21%, 4/22/42 (1)	1,000	677
4.80%, 7/8/44	350	290

Intercontinental Exchange, Inc.,
2.65%, 9/15/40	1,620	1,089

Invesco Finance PLC,
4.00%, 1/30/24	100	99
3.75%, 1/15/26	1,000	956

Morgan Stanley,
3.88%, 4/29/24	164	161

(Variable, U.S. SOFR + 0.53%), 0.79%, 5/30/25 (1)	106	98
4.00%, 7/23/25	2,092	2,025

(Variable, U.S. SOFR + 0.56%), 1.16%, 10/21/25 (1)	89	81
6.25%, 8/9/26	100	102

(Variable, U.S. SOFR + 0.72%), 0.99%, 12/10/26 (1)	57	49

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	60	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 20.4% continued

Institutional Financial Services – 1.1% continued

3.63%, 1/20/27	$27	$25
3.95%, 4/23/27	1,190	1,106

(Variable, U.S. SOFR + 0.88%), 1.59%, 5/4/27 (1)	980	847

(Variable, U.S. SOFR + 0.86%), 1.51%, 7/20/27 (1)	164	140

(Variable, U.S. SOFR + 1.00%), 2.48%, 1/21/28 (1)	522	456

(Variable, U.S. SOFR + 1.61%), 4.21%, 4/20/28 (1)	68	64

(Variable, ICE LIBOR USD 3M + 1.34%), 3.59%, 7/22/28 (1)	760	684

(Variable, U.S. SOFR + 3.12%), 3.62%, 4/1/31 (1)	65	56

(Variable, U.S. SOFR + 1.02%), 1.93%, 4/28/32 (1)	66	48
6.38%, 7/24/42	300	311
4.30%, 1/27/45	1,095	867
4.38%, 1/22/47	1,000	799

State Street Corp.,
3.70%, 11/20/23	275	272
3.30%, 12/16/24	227	221
3.55%, 8/18/25	103	99

(Variable, U.S. SOFR + 0.94%), 2.35%, 11/1/25 (1)	65	61

		22,761

Insurance – 0.8%

Aflac, Inc.,
3.60%, 4/1/30	1,000	900

Allstate (The) Corp.,
4.50%, 6/15/43	45	39

(Variable, ICE LIBOR USD 3M + 2.12%), 6.50%, 5/15/57 (1)	225	220

American International Group, Inc.,
4.50%, 7/16/44	9	7
4.80%, 7/10/45	6	5
4.38%, 6/30/50	1,000	800

Aon Global Ltd.,
3.50%, 6/14/24	500	488

Arch Capital Group Ltd.,
3.64%, 6/30/50	500	340

Aspen Insurance Holdings Ltd.,
4.65%, 11/15/23	270	267

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 20.4% continued

Insurance – 0.8% continued

Assurant, Inc.,
4.90%, 3/27/28	$215	$204

Berkshire Hathaway Finance Corp.,
1.45%, 10/15/30	522	400
2.88%, 3/15/32	178	150
5.75%, 1/15/40	255	263
4.40%, 5/15/42	100	88
4.30%, 5/15/43	440	375

Berkshire Hathaway, Inc.,
3.13%, 3/15/26	745	707

Chubb (The) Corp.,
6.00%, 5/11/37	50	52
6.50%, 5/15/38	85	93

Chubb INA Holdings, Inc.,
3.15%, 3/15/25	295	283
3.35%, 5/3/26	1,000	945
6.70%, 5/15/36	50	54
4.15%, 3/13/43	100	85

Equitable Holdings, Inc.,
5.00%, 4/20/48	500	419

Hanover Insurance Group (The), Inc.,
4.50%, 4/15/26	200	193

Hartford Financial Services Group (The), Inc.,
5.95%, 10/15/36	285	279

Lincoln National Corp.,
3.63%, 12/12/26	148	139
3.80%, 3/1/28	117	108
6.30%, 10/9/37	100	99

Loews Corp.,
4.13%, 5/15/43	75	58

Marsh & McLennan Cos., Inc.,
3.50%, 6/3/24	75	73
3.50%, 3/10/25	385	372
3.75%, 3/14/26	75	73
2.25%, 11/15/30	255	202
5.88%, 8/1/33	880	888

MetLife, Inc.,
3.00%, 3/1/25	830	802
6.38%, 6/15/34	485	513
6.40%, 12/15/36	150	145
4.13%, 8/13/42	460	372
4.72%, 12/15/44	370	319

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	61	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS -20.4% continued

Insurance – 0.8% continued

Principal Financial Group, Inc.,
4.63%, 9/15/42	$40	$34

Progressive (The) Corp.,
2.45%, 1/15/27	250	230
4.20%, 3/15/48	500	417

Prudential Financial, Inc.,
3.00%, 3/10/40	1,500	1,080

(Variable, ICE LIBOR USD 3M + 3.04%), 5.20%, 3/15/44 (1)	275	264
3.91%, 12/7/47	344	261
3.94%, 6/7/49	335	255

Transatlantic Holdings, Inc.,
8.00%, 11/30/39	70	83

Travelers (The) Cos., Inc.,
6.25%, 6/15/37	375	404
5.35%, 11/1/40	10	10
4.00%, 5/30/47	1,015	820
3.05%, 6/8/51	80	55

Voya Financial, Inc.,
4.80%, 6/15/46	500	409

Willis North America, Inc.,
2.95%, 9/15/29	2,000	1,645

		17,786

Internet Media & Services – 0.0%

Alphabet, Inc.,
2.05%, 8/15/50	75	44
2.25%, 8/15/60	1,000	562

		606

Leisure Facilities & Services – 0.1%

Marriott International, Inc.,
3.13%, 6/15/26	130	120

McDonald’s Corp.,
3.63%, 5/1/43	209	155
4.88%, 12/9/45	542	480
4.45%, 3/1/47	350	293
4.20%, 4/1/50	400	321

Starbucks Corp.,
3.85%, 10/1/23	200	199
3.50%, 11/15/50	1,000	700

		2,268

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 20.4% continued

Leisure Products – 0.0%

Hasbro, Inc.,
3.90%, 11/19/29	$110	$96
6.35%, 3/15/40	250	239

		335

Machinery – 0.2%

Caterpillar Financial Services Corp.,
3.75%, 11/24/23	814	806
1.45%, 5/15/25	115	106
0.90%, 3/2/26	95	84
1.70%, 1/8/27	186	164

Caterpillar, Inc.,
3.40%, 5/15/24	790	775
3.80%, 8/15/42	185	152
4.30%, 5/15/44	235	206
3.25%, 9/19/49	220	162

Deere & Co.,
5.38%, 10/16/29	250	254
3.75%, 4/15/50	1,500	1,224

Eaton Corp.,
3.10%, 9/15/27	250	228

John Deere Capital Corp.,
4.15%, 9/15/27	118	114
3.05%, 1/6/28	132	121

Trane Technologies Global Holding Co. Ltd.,
5.75%, 6/15/43	150	142

Trane Technologies Luxembourg Finance S.A.,
3.50%, 3/21/26	250	235
4.65%, 11/1/44	35	28

		4,801

Medical Equipment & Devices – 0.3%

Abbott Laboratories,
2.95%, 3/15/25	1,000	962
1.15%, 1/30/28	565	471
4.75%, 11/30/36	353	344
6.15%, 11/30/37	202	222
4.75%, 4/15/43	650	605

Baxter International, Inc.,
3.50%, 8/15/46	350	246

Becton Dickinson and Co.,
4.69%, 12/15/44	210	179

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	62	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 20.4% continued

Medical Equipment & Devices – 0.3% continued

Boston Scientific Corp.,

7.38%, 1/15/40	$540	$612

DH Europe Finance II S.a.r.l.,

2.60%, 11/15/29	2,000	1,709

Medtronic, Inc.,

4.63%, 3/15/45	406	367

Stryker Corp.,

3.50%, 3/15/26	1,000	952

3.65%, 3/7/28	152	143

1.95%, 6/15/30	98	78

4.10%, 4/1/43	50	40

4.38%, 5/15/44	200	165

Thermo Fisher Scientific, Inc.,

1.75%, 10/15/28	38	32

		7,127

Metals & Mining – 0.0%

Newmont Corp.,
5.88%, 4/1/35	100	96
4.88%, 3/15/42	150	130

		226

Oil & Gas Producers – 1.4%

Boardwalk Pipelines L.P.,
4.45%, 7/15/27	1,650	1,531

BP Capital Markets America, Inc.,
3.80%, 9/21/25	460	448
3.12%, 5/4/26	397	371
3.02%, 1/16/27	712	650
3.54%, 4/6/27	300	280
4.23%, 11/6/28	428	402
3.63%, 4/6/30	142	128
2.72%, 1/12/32	110	89
3.38%, 2/8/61	500	326

Chevron Corp.,
2.90%, 3/3/24	29	28
3.33%, 11/17/25	140	134
2.95%, 5/16/26	1,465	1,379

Chevron U.S.A., Inc.,
1.02%, 8/12/27	31	26

ConocoPhillips Co.,
3.76%, 3/15/42 (6)	905	729
4.03%, 3/15/62 (6)	405	306

Coterra Energy, Inc.,
4.38%, 3/15/29 (6)	200	185

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 20.4% continued

Oil & Gas Producers – 1.4% continued

Devon Energy Corp.,
5.85%, 12/15/25	$660	$666

Enbridge Energy Partners L.P.,
7.50%, 4/15/38	50	54
5.50%, 9/15/40	141	128

Energy Transfer L.P.,
5.95%, 12/1/25	175	176
3.90%, 7/15/26	98	91
4.40%, 3/15/27	90	84
4.20%, 4/15/27	560	518
5.50%, 6/1/27	266	259
4.95%, 6/15/28	27	25
5.25%, 4/15/29	212	199
4.15%, 9/15/29	183	160
7.50%, 7/1/38	310	312
4.95%, 1/15/43	691	532
5.15%, 2/1/43	309	244
5.30%, 4/1/44	15	12
5.35%, 5/15/45	80	64

Enterprise Products Operating LLC,
3.90%, 2/15/24	591	580
3.95%, 2/15/27	729	694
3.13%, 7/31/29	538	463
2.80%, 1/31/30	472	394
6.88%, 3/1/33	50	53
7.55%, 4/15/38	515	561
5.95%, 2/1/41	40	38
4.20%, 1/31/50	1,000	764

EOG Resources, Inc.,
3.15%, 4/1/25	145	139

Exxon Mobil Corp.,
2.44%, 8/16/29	580	498
3.48%, 3/19/30	125	114
2.61%, 10/15/30	260	220
3.00%, 8/16/39	200	148
4.33%, 3/19/50	500	426

Hess Corp.,
7.13%, 3/15/33	690	721

HF Sinclair Corp.,
4.50%, 10/1/30 (6)	250	214

Kinder Morgan Energy Partners L.P.,
4.30%, 5/1/24	170	168
7.30%, 8/15/33	175	182

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	63	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 20.4% continued

Oil & Gas Producers – 1.4% continued

6.55%, 9/15/40	$205	$193
7.50%, 11/15/40	305	315
6.38%, 3/1/41	35	33
5.63%, 9/1/41	310	265
5.40%, 9/1/44	250	212

Magellan Midstream Partners L.P.,
5.00%, 3/1/26	500	494
5.15%, 10/15/43	20	17

Marathon Oil Corp.,
6.80%, 3/15/32	175	175

Marathon Petroleum Corp.,
3.63%, 9/15/24	88	85
4.70%, 5/1/25	217	213
5.13%, 12/15/26	172	169
3.80%, 4/1/28	38	34
6.50%, 3/1/41	466	461

MPLX L.P.,
2.65%, 8/15/30	355	278
5.20%, 12/1/47	407	330
4.70%, 4/15/48	593	452

ONEOK Partners L.P.,
4.90%, 3/15/25	40	39
6.65%, 10/1/36	80	75

ONEOK, Inc.,
4.55%, 7/15/28	23	21
4.35%, 3/15/29	12	11
7.15%, 1/15/51	1,000	955

Phillips 66,
4.65%, 11/15/34	395	353
5.88%, 5/1/42	140	136
4.88%, 11/15/44	165	142

Phillips 66 Co.,
3.61%, 2/15/25 (6)	76	73
3.55%, 10/1/26 (6)	470	438

Plains All American Pipeline L.P./PAA Finance Corp.,
4.50%, 12/15/26	139	132
3.55%, 12/15/29	1,054	878
3.80%, 9/15/30	137	115

Sabine Pass Liquefaction LLC,
5.63%, 3/1/25	340	340
5.00%, 3/15/27	268	257
4.50%, 5/15/30	787	717

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 20.4% continued

Oil & Gas Producers – 1.4% continued

Southern Union Co.,
8.25%, 11/15/29	$25	$27

Spectra Energy Partners L.P.,
3.38%, 10/15/26	360	332
5.95%, 9/25/43	89	85
4.50%, 3/15/45	110	88

Tennessee Gas Pipeline Co. LLC,
7.00%, 3/15/27	505	524
7.00%, 10/15/28	545	560
7.63%, 4/1/37	5	5

Valero Energy Corp.,
7.50%, 4/15/32	765	830

Williams (The) Cos., Inc.,
4.55%, 6/24/24	1,452	1,438
3.75%, 6/15/27	548	506
5.80%, 11/15/43	200	183

		29,899

Oil & Gas Services & Equipment – 0.0%

Baker Hughes Holdings LLC,
5.13%, 9/15/40	100	88

Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.,
4.08%, 12/15/47	110	81

Halliburton Co.,
3.80%, 11/15/25	49	47
4.85%, 11/15/35	275	240
7.45%, 9/15/39	160	171
4.75%, 8/1/43	15	12

		639

Real Estate Investment Trusts – 0.8%

Alexandria Real Estate Equities, Inc.,
2.75%, 12/15/29	2,000	1,656

American Tower Corp.,
3.38%, 10/15/26	26	24
3.13%, 1/15/27	128	115
3.60%, 1/15/28	79	70
1.50%, 1/31/28	39	31
3.95%, 3/15/29	134	120
3.80%, 8/15/29	1,519	1,333

AvalonBay Communities, Inc.,
3.90%, 10/15/46	500	387

Boston Properties L.P.,
3.80%, 2/1/24	910	895

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	64	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 20.4% continued

Real Estate Investment Trusts – 0.8% continued
2.75%, 10/1/26	$30	$27
2.90%, 3/15/30	126	101

Brandywine Operating Partnership L.P.,
4.55%, 10/1/29	235	209

Crown Castle, Inc.,
3.30%, 7/1/30	1,000	837
5.20%, 2/15/49	500	430

CubeSmart L.P.,
3.13%, 9/1/26	250	229

Digital Realty Trust L.P.,
3.60%, 7/1/29	500	438

Duke Realty L.P.,
1.75%, 7/1/30	500	389

Equinix, Inc.,
2.15%, 7/15/30	2,000	1,533

ERP Operating L.P.,
3.50%, 3/1/28	1,000	910
4.50%, 6/1/45	55	46

Essex Portfolio L.P.,
3.88%, 5/1/24	200	196
4.00%, 3/1/29	146	132
3.00%, 1/15/30	154	128

Healthpeak Properties, Inc.,
3.40%, 2/1/25	13	13
3.25%, 7/15/26	353	329
3.50%, 7/15/29	277	243

Host Hotels & Resorts L.P.,
4.00%, 6/15/25	97	92
3.50%, 9/15/30	118	94

Kilroy Realty L.P.,
4.38%, 10/1/25	88	85
4.75%, 12/15/28	112	102

Kimco Realty Corp.,
4.25%, 4/1/45	759	569

Mid-America Apartments L.P.,
3.75%, 6/15/24	100	98

National Retail Properties, Inc.,
3.10%, 4/15/50	500	310

Office Properties Income Trust,
4.50%, 2/1/25	78	69
2.65%, 6/15/26	72	54

Piedmont Operating Partnership L.P.,
4.45%, 3/15/24	100	98

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 20.4% continued

Real Estate Investment Trusts – 0.8% continued

Realty Income Corp.,
3.00%, 1/15/27	$56	$51
3.40%, 1/15/28	61	55
3.10%, 12/15/29	123	106

Simon Property Group L.P.,
3.30%, 1/15/26	106	100
2.45%, 9/13/29	1,001	814
2.65%, 7/15/30	585	472
2.20%, 2/1/31	183	140
2.25%, 1/15/32	735	555
6.75%, 2/1/40	690	715

Ventas Realty L.P.,
3.75%, 5/1/24	60	59
3.50%, 2/1/25	150	143
5.70%, 9/30/43	100	91

Welltower, Inc.,
2.05%, 1/15/29	442	355
4.13%, 3/15/29	260	236
3.10%, 1/15/30	218	182

		16,466

Retail – Consumer Staples – 0.3%

Costco Wholesale Corp.,
2.75%, 5/18/24	750	732

Kroger (The) Co.,
2.65%, 10/15/26	1,135	1,034
7.50%, 4/1/31	200	223
6.90%, 4/15/38	100	107
5.40%, 7/15/40	400	370

Target Corp.,
2.25%, 4/15/25	1,000	943

Walgreens Boots Alliance, Inc.,
3.45%, 6/1/26	68	64
3.20%, 4/15/30	64	54

Walmart, Inc.,
3.30%, 4/22/24	374	367
3.70%, 6/26/28	251	239
2.38%, 9/24/29	147	126
1.80%, 9/22/31	2,000	1,589

		5,848

Retail – Discretionary – 0.3%

Advance Auto Parts, Inc.,
1.75%, 10/1/27	175	144

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	65	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 20.4% continued

Retail - Discretionary – 0.3% continued

AutoZone, Inc.,
3.75%, 4/18/29	$121	$109
4.00%, 4/15/30	129	116

Home Depot (The), Inc.,
2.95%, 6/15/29	633	561
2.70%, 4/15/30	66	56
1.88%, 9/15/31	71	55
5.40%, 9/15/40	680	670
5.95%, 4/1/41	405	422
4.88%, 2/15/44	405	369
3.13%, 6/15/49	512	352
3.63%, 4/15/52	643	486

Lowe’s Cos., Inc.,
3.13%, 9/15/24	359	348
3.35%, 4/1/27	191	177
4.50%, 4/15/30	1,000	935
4.05%, 5/3/47	94	71
3.00%, 10/15/50	906	555

O’Reilly Automotive, Inc.,
3.90%, 6/1/29	1,000	911

TJX (The) Cos., Inc.,
2.25%, 9/15/26	31	28
1.15%, 5/15/28	74	60

		6,425

Semiconductors – 0.5%

Applied Materials, Inc.,
3.90%, 10/1/25	500	489
1.75%, 6/1/30	500	395
5.85%, 6/15/41	100	104

Broadcom Corp./Broadcom Cayman Finance Ltd.,
3.88%, 1/15/27	1,203	1,107

Broadcom, Inc.,
2.45%, 2/15/31 (6)	1,024	772
4.93%, 5/15/37	1,626	1,341

Intel Corp.,
3.70%, 7/29/25	98	95
3.75%, 8/5/27	94	89
1.60%, 8/12/28	623	514
2.00%, 8/12/31	50	39
4.80%, 10/1/41	80	72
3.73%, 12/8/47	741	550
3.25%, 11/15/49	307	203

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 20.4% continued

Semiconductors – 0.5% continued
4.75%, 3/25/50	$399	$345
3.05%, 8/12/51	131	84
3.10%, 2/15/60	356	215
3.20%, 8/12/61	119	74

KLA Corp.,
4.65%, 11/1/24	87	87

Lam Research Corp.,
1.90%, 6/15/30	1,000	792

NVIDIA Corp.,
3.50%, 4/1/50	1,000	732

QUALCOMM, Inc.,
3.25%, 5/20/27	539	505
2.15%, 5/20/30	181	149
4.80%, 5/20/45	795	719

Texas Instruments, Inc.,
2.25%, 9/4/29	1,000	847

		10,319

Software – 0.6%

Adobe, Inc.,
1.90%, 2/1/25	96	90
2.15%, 2/1/27	419	378

Autodesk, Inc.,
3.50%, 6/15/27	135	125

Microsoft Corp.,
3.63%, 12/15/23	208	206
2.88%, 2/6/24	645	632
2.70%, 2/12/25	22	21
3.30%, 2/6/27	1,525	1,453
2.53%, 6/1/50	1,016	664
2.92%, 3/17/52	674	475
2.68%, 6/1/60	723	455
3.04%, 3/17/62	1,178	804

Oracle Corp.,
2.50%, 4/1/25	130	121
2.95%, 5/15/25	135	127
2.65%, 7/15/26	2,178	1,960
2.80%, 4/1/27	7	6
3.25%, 11/15/27	254	226
2.30%, 3/25/28	1,124	939
2.95%, 4/1/30	6	5
2.88%, 3/25/31	1,090	860
3.80%, 11/15/37	5	4
5.38%, 7/15/40	590	492

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	66	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 20.4% continued

Software – 0.6% continued
3.60%, 4/1/50	$1,000	$626
4.38%, 5/15/55	25	17
3.85%, 4/1/60	1,000	604

Roper Technologies, Inc.,
1.00%, 9/15/25	2,000	1,775
3.85%, 12/15/25	220	210
3.80%, 12/15/26	235	223

		13,498

Specialty Finance – 0.5%

Air Lease Corp.,
4.25%, 9/15/24	131	128
2.88%, 1/15/26	101	90
1.88%, 8/15/26	78	66
3.63%, 12/1/27	163	141
2.10%, 9/1/28	131	102
4.63%, 10/1/28	651	584
3.25%, 10/1/29	500	407

Ally Financial, Inc.,
5.80%, 5/1/25	2,000	2,008

American Express Co.,
3.00%, 10/30/24	220	212
3.63%, 12/5/24	1,125	1,094
3.13%, 5/20/26	656	614
1.65%, 11/4/26	84	73
4.05%, 5/3/29	72	66

Capital One Financial Corp.,
3.90%, 1/29/24	273	269
3.75%, 4/24/24	1,000	979
3.30%, 10/30/24	777	749
3.75%, 7/28/26	150	139
3.75%, 3/9/27	250	230

(Variable, U.S. SOFR + 0.86%),
1.88%, 11/2/27 (1)	355	302

Discover Financial Services,
4.50%, 1/30/26	500	474

GATX Corp.,
3.50%, 3/15/28	500	441
5.20%, 3/15/44	35	29

Synchrony Financial,
3.95%, 12/1/27	912	791

		9,988

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 20.4% continued

Steel – 0.1%

Nucor Corp.,
2.98%, 12/15/55	$1,275	$754

Steel Dynamics, Inc.,
3.45%, 4/15/30	500	422

		1,176

Technology Hardware – 0.7%

Apple, Inc.,
3.00%, 2/9/24	217	213
2.85%, 5/11/24	1,570	1,531
2.75%, 1/13/25	938	902
2.50%, 2/9/25	55	52
1.13%, 5/11/25	107	98
2.45%, 8/4/26	225	207
3.35%, 2/9/27	953	910
3.20%, 5/11/27	201	189
2.90%, 9/12/27	993	917
1.20%, 2/8/28	778	651
3.25%, 8/8/29	37	34
2.20%, 9/11/29	188	160
1.65%, 5/11/30	1,038	836
1.25%, 8/20/30	632	486
3.35%, 8/8/32	38	34
3.85%, 5/4/43	305	256
4.45%, 5/6/44	35	32
3.45%, 2/9/45	25	20
4.38%, 5/13/45	160	144
4.65%, 2/23/46	206	193
4.25%, 2/9/47	11	10
3.75%, 9/12/47	8	6
3.75%, 11/13/47	25	20
2.95%, 9/11/49	700	493
2.65%, 5/11/50	2,000	1,315

Arrow Electronics, Inc.,
3.88%, 1/12/28	250	226

Cisco Systems, Inc.,
2.95%, 2/28/26	375	356
5.90%, 2/15/39	600	621
5.50%, 1/15/40	90	89

Corning, Inc.,
5.75%, 8/15/40	170	165
5.35%, 11/15/48	500	450

Dell International LLC/EMC Corp.,
5.85%, 7/15/25	1,000	1,008

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	67	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 20.4% continued

Technology Hardware – 0.7% continued
6.02%, 6/15/26	$1,000	$1,004
4.90%, 10/1/26	31	30
5.30%, 10/1/29	271	252
8.35%, 7/15/46	223	240

Hewlett Packard Enterprise Co.,
1.75%, 4/1/26	160	142
6.35%, 10/15/45	200	182

HP, Inc.,
6.00%, 9/15/41	275	239

Juniper Networks, Inc.,
5.95%, 3/15/41	100	89

NetApp, Inc.,
3.30%, 9/29/24	160	156

		14,958

Technology Services – 0.6%

Equifax, Inc.,
2.35%, 9/15/31	980	736

Fiserv, Inc.,
3.85%, 6/1/25	45	43
3.50%, 7/1/29	1,865	1,623

International Business Machines Corp.,
3.63%, 2/12/24	16	15
3.00%, 5/15/24	1,419	1,380
7.00%, 10/30/25	197	209
3.45%, 2/19/26	195	186
1.70%, 5/15/27	185	160
6.50%, 1/15/28	226	240
3.50%, 5/15/29	470	425
1.95%, 5/15/30	797	633
4.00%, 6/20/42	320	251
4.25%, 5/15/49	500	396

Mastercard, Inc.,
3.35%, 3/26/30	2,000	1,803
3.80%, 11/21/46	500	406

Moody’s Corp.,
4.88%, 2/15/24	250	251

PayPal Holdings, Inc.,
2.85%, 10/1/29	1,500	1,283

Visa, Inc.,
3.15%, 12/14/25	1,250	1,193
4.15%, 12/14/35	1,000	911
3.65%, 9/15/47	125	98

		12,242

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 20.4% continued

Telecommunications – 0.7%

AT&T, Inc.,
1.65%, 2/1/28	$331	$272
2.75%, 6/1/31	359	287
2.25%, 2/1/32	587	444
2.55%, 12/1/33	1,660	1,229
4.50%, 5/15/35	859	744
4.35%, 6/15/45	52	40
4.75%, 5/15/46	68	57
4.50%, 3/9/48	574	453
3.65%, 6/1/51	691	467
3.80%, 12/1/57	2,618	1,769
3.85%, 6/1/60	148	99

T-Mobile U.S.A., Inc.,
4.75%, 2/1/28	1,066	1,006
3.88%, 4/15/30	1,258	1,116
4.50%, 4/15/50	2,000	1,601

Verizon Communications, Inc.,
4.13%, 3/16/27	111	106
3.00%, 3/22/27	210	191
4.33%, 9/21/28	1,573	1,480
4.02%, 12/3/29	909	826
3.15%, 3/22/30	1,352	1,150
1.68%, 10/30/30	432	324
1.75%, 1/20/31	182	136
2.36%, 3/15/32	395	303
3.55%, 3/22/51	1,000	703
3.70%, 3/22/61	1,000	679

		15,482

Tobacco & Cannabis – 0.1%

Altria Group, Inc.,
3.40%, 5/6/30	304	246
2.45%, 2/4/32	441	311
4.25%, 8/9/42	295	202
4.50%, 5/2/43	410	289
5.95%, 2/14/49	517	428
3.70%, 2/4/51	85	51

Philip Morris International, Inc.,
3.38%, 8/11/25	69	66
1.75%, 11/1/30	181	132
3.88%, 8/21/42	314	213
4.13%, 3/4/43	591	411
4.88%, 11/15/43	100	77

		2,426

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	68	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 20.4% continued

Transportation & Logistics – 0.6%

Burlington Northern Santa Fe LLC,
3.75%, 4/1/24	$355	$350
3.40%, 9/1/24	80	78
3.65%, 9/1/25	200	194
3.25%, 6/15/27	325	304
6.20%, 8/15/36	455	482
5.75%, 5/1/40	1,145	1,159
5.15%, 9/1/43	280	265

CSX Corp.,
3.35%, 11/1/25	25	24
2.60%, 11/1/26	25	23
2.40%, 2/15/30	770	636
6.00%, 10/1/36	100	102
6.15%, 5/1/37	190	197
6.22%, 4/30/40	365	379
5.50%, 4/15/41	50	48
3.35%, 9/15/49	1,000	704

FedEx Corp.,
3.40%, 2/15/28	276	251
3.10%, 8/5/29	180	155
4.25%, 5/15/30	95	86
2.40%, 5/15/31	229	178
3.90%, 2/1/35	100	82
4.10%, 4/15/43	50	38
4.10%, 2/1/45	1,050	761

Norfolk Southern Corp.,
3.80%, 8/1/28	100	93
3.95%, 10/1/42	20	16
4.45%, 6/15/45	275	229
3.94%, 11/1/47	524	406
3.16%, 5/15/55	137	88

Ryder System, Inc.,
3.35%, 9/1/25	500	473

Union Pacific Corp.,
3.65%, 2/15/24	524	516
3.25%, 8/15/25	15	14
3.00%, 4/15/27	15	14
2.40%, 2/5/30	300	251
3.80%, 10/1/51	1,500	1,155

United Airlines Pass Through Trust, Series 2019-1, Class AA,
4.15%, 8/25/31	1,546	1,389

United Parcel Service, Inc.,
5.20%, 4/1/40	30	29

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 20.4% continued

Transportation & Logistics – 0.6% continued
3.63%, 10/1/42	$105	$83
3.75%, 11/15/47	180	144
4.25%, 3/15/49	73	63
3.40%, 9/1/49	290	219
5.30%, 4/1/50	377	377

		12,055

Transportation Equipment – 0.0%

Cummins, Inc.,
1.50%, 9/1/30	500	385
4.88%, 10/1/43	90	85

		470

Wholesale – Consumer Staples – 0.1%

Archer-Daniels-Midland Co.,
2.50%, 8/11/26	305	281
3.75%, 9/15/47	295	239

Bunge Ltd. Finance Corp.,
3.25%, 8/15/26	615	566

Sysco Corp.,
3.75%, 10/1/25	477	459
3.30%, 7/15/26	120	112
3.25%, 7/15/27	523	475
5.38%, 9/21/35	250	243

		2,375

Total Corporate Bonds

(Cost $523,016)		436,895

FOREIGN ISSUER BONDS – 7.6%

Advertising & Marketing – 0.0%

WPP Finance 2010,
3.75%, 9/19/24	150	145

Automotive – 0.1%

Honda Motor Co. Ltd.,
2.27%, 3/10/25	3,000	2,824

Mercedes-Benz Finance North America LLC,
8.50%, 1/18/31	175	208

		3,032

Banking – 2.0%

Banco Santander S.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.00%), 4.18%, 3/24/28 (1)	200	180

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	69	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 7.6% continued

Banking – 2.0% continued
3.31%, 6/27/29	$1,400	$1,188

Bank of Montreal,
3.30%, 2/5/24	114	112
4.25%, 9/14/24	26	26
2.65%, 3/8/27	2,000	1,783

Bank of Nova Scotia (The),
2.70%, 8/3/26	1,000	910

Barclays PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.80%), 1.01%, 12/10/24 (1)	466	439
(Variable, ICE LIBOR USD 3M + 1.61%), 3.93%, 5/7/25 (1)	705	678
5.20%, 5/12/26	345	328
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.05%), 2.28%, 11/24/27 (1)	528	442
4.34%, 1/10/28	161	144
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.30%), 3.33%, 11/24/42 (1)	333	211
5.25%, 8/17/45	397	316

Cooperatieve Rabobank U.A.,
3.38%, 5/21/25	500	481
5.75%, 12/1/43	250	228

Credit Suisse A.G.,
3.63%, 9/9/24	384	366
1.25%, 8/7/26	366	303

Deutsche Bank A.G.,
(Variable, U.S. SOFR + 2.58%), 3.96%, 11/26/25 (1)	2,000	1,867

HSBC Holdings PLC,
(Variable, ICE LIBOR USD 3M + 1.21%), 3.80%, 3/11/25 (1)	2,000	1,933
(Variable, U.S. SOFR + 1.40%), 2.63%, 11/7/25 (1)	636	591
4.30%, 3/8/26	531	508
(Variable, U.S. SOFR + 1.43%), 3.00%, 3/10/26 (1)	54	50
(Variable, ICE LIBOR USD 3M + 1.35%), 4.29%, 9/12/26 (1)	909	857
(Variable, U.S. SOFR + 1.10%), 2.25%, 11/22/27 (1)	874	734
(Variable, U.S. SOFR + 2.61%), 5.21%, 8/11/28 (1)	200	187

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 7.6% continued

Banking – 2.0% continued
(Variable, U.S. SOFR + 1.73%), 2.01%, 9/22/28 (1)	$446	$356
(Variable, U.S. SOFR + 1.29%), 2.21%, 8/17/29 (1)	150	116
(Variable, U.S. SOFR + 1.95%), 2.36%, 8/18/31 (1)	200	147
6.50%, 9/15/37	300	282
6.80%, 6/1/38	1,150	1,100

ING Groep N.V.,
(Variable, U.S. SOFR + 1.64%), 3.87%, 3/28/26 (1)	1,000	948

Lloyds Banking Group PLC,
4.58%, 12/10/25	2,095	1,976
4.34%, 1/9/48	500	354

Mitsubishi UFJ Financial Group, Inc.,
2.19%, 2/25/25	1,883	1,747
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.75%), 1.54%, 7/20/27 (1)	617	526
3.29%, 7/25/27	678	615
3.96%, 3/2/28	72	66
3.74%, 3/7/29	1,500	1,341

Mizuho Financial Group, Inc.,
(Variable, ICE LIBOR USD 3M + 1.00%), 3.92%, 9/11/24 (1)	3,000	2,943
(Variable, ICE LIBOR USD 3M + 1.07%), 2.59%, 5/25/31 (1)	1,000	782

National Australia Bank Ltd.,
3.38%, 1/14/26	1,000	952

NatWest Group PLC,
(Variable, ICE LIBOR USD 3M + 1.76%), 4.27%, 3/22/25 (1)	250	243
(Variable, ICE LIBOR USD 3M + 1.75%), 4.89%, 5/18/29 (1)	2,000	1,821

Royal Bank of Canada,
3.70%, 10/5/23	292	289
0.65%, 7/29/24	208	193
4.65%, 1/27/26	600	584

Santander UK PLC,
4.00%, 3/13/24	250	246

Sumitomo Mitsui Banking Corp.,
3.65%, 7/23/25	500	478

Sumitomo Mitsui Financial Group, Inc.,
2.70%, 7/16/24	2,000	1,911
3.54%, 1/17/28	1,250	1,130

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	70	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 7.6% continued

Banking – 2.0% continued
2.13%, 7/8/30	$1,000	$766

Svenska Handelsbanken AB,
3.90%, 11/20/23	250	248

Toronto-Dominion Bank (The),
3.25%, 3/11/24	448	437
1.95%, 1/12/27	2,052	1,785

Westpac Banking Corp.,
3.30%, 2/26/24	2,000	1,969
2.85%, 5/13/26	692	644
2.70%, 8/19/26	1,000	916
3.35%, 3/8/27	500	467
1.95%, 11/20/28	308	256

		43,496

Beverages – 0.2%

Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.,
4.90%, 2/1/46	1,980	1,721

Anheuser-Busch InBev Worldwide, Inc.,
4.75%, 1/23/29	915	891
3.50%, 6/1/30	2,085	1,861
8.00%, 11/15/39	310	369
4.95%, 1/15/42	190	170

Diageo Capital PLC,
3.88%, 4/29/43	175	141

		5,153

Biotechnology & Pharmaceuticals – 0.3%

Astrazeneca Finance LLC,
1.20%, 5/28/26	38	33

AstraZeneca PLC,
3.13%, 6/12/27	31	29
1.38%, 8/6/30	1,031	796
6.45%, 9/15/37	450	486
4.00%, 9/18/42	250	209

GlaxoSmithKline Capital, Inc.,
3.88%, 5/15/28	1,000	940
5.38%, 4/15/34	150	150
6.38%, 5/15/38	274	298
4.20%, 3/18/43	276	231

Novartis Capital Corp.,
3.40%, 5/6/24	24	24
1.75%, 2/14/25	51	48
2.00%, 2/14/27	70	63

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 7.6% continued

Biotechnology & Pharmaceuticals – 0.3% continued
3.10%, 5/17/27	$121	$114
2.20%, 8/14/30	1,524	1,271
3.70%, 9/21/42	36	29
4.40%, 5/6/44	214	192

Sanofi,
3.63%, 6/19/28	250	232

Takeda Pharmaceutical Co. Ltd.,
4.40%, 11/26/23	300	298
3.18%, 7/9/50	204	135

		5,578

Cable & Satellite – 0.0%

Grupo Televisa S.A.B.,
6.63%, 1/15/40	570	559

Chemicals – 0.0%

Nutrien Ltd.,
3.00%, 4/1/25	180	172
4.13%, 3/15/35	23	19
5.88%, 12/1/36	27	27
5.63%, 12/1/40	250	236

		454

E-Commerce Discretionary – 0.1%

Alibaba Group Holding Ltd.,
3.40%, 12/6/27	161	145
2.13%, 2/9/31	174	134
4.40%, 12/6/57	1,000	718

		997

Electrical Equipment – 0.0%

Tyco Electronics Group S.A.,
7.13%, 10/1/37	50	57

Governmental Banks – 0.6%

Export-Import Bank of Korea,
2.63%, 5/26/26	1,000	933

Japan Bank for International Cooperation,
2.50%, 5/23/24	2,000	1,935
2.75%, 11/16/27	1,373	1,257
3.50%, 10/31/28	301	283
1.88%, 4/15/31	1,076	881

Kreditanstalt fuer Wiederaufbau,
2.63%, 2/28/24	1,000	976
1.38%, 8/5/24	3,000	2,844
0.38%, 7/18/25	1,500	1,343

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	71	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 7.6% continued

Governmental Banks – 0.6% continued
2.88%, 4/3/28	$1,215	$1,136
0.00%, 4/18/36 (7)	500	286

Landwirtschaftliche Rentenbank,
2.00%, 1/13/25	1,000	949
2.38%, 6/10/25	1,000	949

		13,772

Household Products – 0.1%

Unilever Capital Corp.,
2.00%, 7/28/26	674	610
2.90%, 5/5/27	326	300
5.90%, 11/15/32	125	133

		1,043

Institutional Financial Services – 0.2%

Brookfield Finance, Inc.,
4.35%, 4/15/30	2,000	1,789

Credit Suisse Group A.G.,
4.55%, 4/17/26	1,413	1,300
4.88%, 5/15/45	500	353

		3,442

Insurance – 0.0%

Fairfax Financial Holdings Ltd.,
3.38%, 3/3/31	250	202

XLIT Ltd.,
5.25%, 12/15/43	250	240

		442

Medical Equipment & Devices – 0.0%

Koninklijke Philips N.V.,
6.88%, 3/11/38	225	237
5.00%, 3/15/42	100	85

		322

Metals & Mining – 0.1%

Barrick North America Finance LLC,
5.70%, 5/30/41	500	474

BHP Billiton Finance U.S.A. Ltd.,
4.13%, 2/24/42	310	263
5.00%, 9/30/43	290	275

Rio Tinto Alcan, Inc.,
6.13%, 12/15/33	100	106
5.75%, 6/1/35	100	101

Rio Tinto Finance U.S.A. PLC,
4.75%, 3/22/42	150	136
4.13%, 8/21/42	300	252

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 7.6% continued

Metals & Mining – 0.1% continued

Southern Copper Corp.,
3.88%, 4/23/25	$100	$96
7.50%, 7/27/35	300	325
6.75%, 4/16/40	90	93

		2,121

Oil & Gas Producers – 0.6%

BP Capital Markets PLC,
3.28%, 9/19/27	138	126

Canadian Natural Resources Ltd.,
3.85%, 6/1/27	1,695	1,565
7.20%, 1/15/32	15	16
6.45%, 6/30/33	135	134
6.75%, 2/1/39	200	202

Equinor ASA,
3.25%, 11/10/24	77	75
1.75%, 1/22/26	48	43
3.13%, 4/6/30	1,000	877
2.38%, 5/22/30	1,370	1,138
4.25%, 11/23/41	350	301

Shell International Finance B.V.,
2.88%, 5/10/26	27	25
2.50%, 9/12/26	1,131	1,032
3.88%, 11/13/28	15	14
2.38%, 11/7/29	287	241
4.13%, 5/11/35	1,010	885
3.63%, 8/21/42	430	331
4.55%, 8/12/43	60	52
4.38%, 5/11/45	390	328
3.75%, 9/12/46	230	175
3.13%, 11/7/49	290	198

Suncor Energy, Inc.,
7.15%, 2/1/32	200	210
5.95%, 12/1/34	50	48
5.95%, 5/15/35	430	411
6.80%, 5/15/38	130	131

TotalEnergies Capital International S.A.,
3.70%, 1/15/24	415	410
3.75%, 4/10/24	330	325
2.83%, 1/10/30	2,000	1,722

TransCanada PipeLines Ltd.,
4.75%, 5/15/38	1,003	872
6.10%, 6/1/40	375	363

		12,250

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	72	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 7.6% continued

Regional – 0.4%

Province of Alberta Canada,
3.35%, 11/1/23	$2,000	$1,977

Province of British Columbia Canada,
7.25%, 9/1/36	175	216

Province of Ontario Canada,
3.40%, 10/17/23	2,000	1,978
3.20%, 5/16/24	3,374	3,306
2.50%, 4/27/26	260	242
2.00%, 10/2/29	180	154
1.13%, 10/7/30	626	487
2.13%, 1/21/32	60	50

Province of Quebec Canada,
7.13%, 2/9/24	100	103
2.50%, 4/9/24	91	89
2.88%, 10/16/24	250	242
7.50%, 9/15/29	375	443

		9,287

Retail – Consumer Staples – 0.0%

Koninklijke Ahold Delhaize N.V.,
5.70%, 10/1/40	116	114

Semiconductors – 0.1%

NXP B.V./NXP Funding LLC/NXP U.S.A., Inc.,
3.40%, 5/1/30	2,000	1,667

Sovereign Government – 0.9%

Chile Government International Bond,
3.13%, 1/21/26	500	467
3.50%, 1/25/50	210	143
3.10%, 1/22/61	500	290

Indonesia Government International Bond,
3.50%, 1/11/28	500	454
5.35%, 2/11/49	1,000	887

Israel Government International Bond,
4.50%, 1/30/43	200	184
3.88%, 7/3/50	1,500	1,208

Korea International Bond,
2.75%, 1/19/27	200	187
3.50%, 9/20/28	500	473

Mexico Government International Bond,
3.25%, 4/16/30	742	619
4.88%, 5/19/33	258	227

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 7.6% continued

Sovereign Government – 0.9% continued
3.50%, 2/12/34	$2,306	$1,752
4.75%, 3/8/44	1,000	766
5.55%, 1/21/45	500	428
4.60%, 1/23/46	500	368
4.35%, 1/15/47	500	352

Panama Government International Bond,
4.00%, 9/22/24	575	561
3.75%, 3/16/25	300	288
3.88%, 3/17/28	565	513
3.16%, 1/23/30	135	110
4.50%, 5/15/47	250	178
4.50%, 4/1/56	1,000	675

Peruvian Government International Bond,
7.35%, 7/21/25	500	525
6.55%, 3/14/37	500	512
5.63%, 11/18/50	600	565

Philippine Government International Bond,
4.20%, 1/21/24	1,000	985
10.63%, 3/16/25	500	565
5.50%, 3/30/26	200	204
7.75%, 1/14/31	500	575
6.38%, 10/23/34	500	522
5.00%, 1/13/37	500	468
3.70%, 2/2/42	500	381

Republic of Italy Government International Bond,
2.88%, 10/17/29	2,000	1,631
5.38%, 6/15/33	175	164

Republic of Poland Government International Bond,
4.00%, 1/22/24	150	148

Uruguay Government International Bond,
7.63%, 3/21/36	250	299
4.13%, 11/20/45	400	345
5.10%, 6/18/50	750	685

		19,704

Specialty Finance – 0.1%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
3.50%, 1/15/25	175	164

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	73	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 7.6% continued

Specialty Finance – 0.1% continued
6.50%, 7/15/25	$90	$90
3.88%, 1/23/28	124	107
3.30%, 1/30/32	1,000	752

		1,113

Supranationals – 1.3%

Asian Development Bank,
2.50%, 11/2/27	500	460
1.88%, 1/24/30	5,000	4,294

Asian Infrastructure Investment Bank (The),
0.50%, 5/28/25	2,000	1,800

European Investment Bank,
3.25%, 1/29/24	250	247
2.63%, 3/15/24	2,000	1,951
2.25%, 6/24/24	2,000	1,933
2.50%, 10/15/24	1,000	965
2.13%, 4/13/26	1,500	1,392
4.88%, 2/15/36	200	214

Inter-American Development Bank,
3.00%, 2/21/24	150	147
2.13%, 1/15/25	500	476
2.00%, 6/2/26	803	739
1.13%, 7/20/28	197	166
3.13%, 9/18/28	1,000	941
3.88%, 10/28/41	200	187

International Bank for Reconstruction & Development,
2.50%, 11/25/24	600	578
2.13%, 3/3/25	700	666
0.63%, 4/22/25	3,000	2,731
0.38%, 7/28/25	5,000	4,475
2.50%, 7/29/25	500	475
0.50%, 10/28/25	3,000	2,669
4.75%, 2/15/35	25	26

Nordic Investment Bank,
2.25%, 5/21/24	1,000	967

		28,499

Technology Services – 0.0%

Thomson Reuters Corp.,
5.50%, 8/15/35	150	141
5.65%, 11/23/43	285	264

		405

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 7.6% continued

Telecommunications – 0.3%

America Movil S.A.B. de C.V.,
6.13%, 11/15/37	$505	$501

Bell Telephone Co. of Canada or Bell Canada (The),
4.46%, 4/1/48	500	402

British Telecommunications PLC,
9.63%, 12/15/30	100	116

Deutsche Telekom International Finance B.V.,
8.75%, 6/15/30	400	458

Orange S.A.,
9.00%, 3/1/31	610	732

Rogers Communications, Inc.,
3.63%, 12/15/25	1,000	945
4.50%, 3/15/43	45	36
5.45%, 10/1/43	49	44
5.00%, 3/15/44	81	66

Telefonica Emisiones S.A.,
4.10%, 3/8/27	1,010	934
5.21%, 3/8/47	570	434
5.52%, 3/1/49	250	198

Vodafone Group PLC,
4.13%, 5/30/25	895	878
7.88%, 2/15/30	15	16
6.15%, 2/27/37	1,065	1,006
4.38%, 2/19/43	95	73
5.25%, 5/30/48	135	112

		6,951

Tobacco & Cannabis – 0.1%

BAT Capital Corp.,
4.70%, 4/2/27	141	131
4.91%, 4/2/30	1,104	975
4.74%, 3/16/32	136	114

Reynolds American, Inc.,
7.25%, 6/15/37	250	234
6.15%, 9/15/43	65	54
5.85%, 8/15/45	795	624

		2,132

Transportation & Logistics – 0.1%

Canadian National Railway Co.,
2.75%, 3/1/26	250	233
6.90%, 7/15/28	25	27
6.25%, 8/1/34	15	16

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	74	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 7.6% continued

Transportation & Logistics – 0.1% continued
6.20%, 6/1/36	$40	$42
6.38%, 11/15/37	20	21

Canadian Pacific Railway Co.,
5.95%, 5/15/37	710	716

		1,055

Total Foreign Issuer Bonds

(Cost $185,804)		163,790

U.S. GOVERNMENT AGENCIES – 29.8% (8)

Fannie Mae – 13.0%
0.25%, 11/27/23	2,000	1,911
1.75%, 7/2/24	2,000	1,915
2.63%, 9/6/24	1,000	970
0.50%, 6/17/25	4,000	3,615
2.13%, 4/24/26	1,000	930
1.88%, 9/24/26	1,000	914
7.13%, 1/15/30	1,500	1,775
0.88%, 8/5/30	1,000	782
6.63%, 11/15/30	200	234
5.63%, 7/15/37	500	564

Fannie Mae Multifamily REMIC Trust, Series 2022-M10, Class A2,
2.00%, 1/25/32(9)	250	202

Fannie Mae-Aces, Series 2012-M17, Class A2,
2.18%, 11/25/22	14	14

Fannie Mae-Aces, Series 2013-M6, Class 2A,
2.67%, 3/25/23(9)	31	31

Fannie Mae-Aces, Series 2013-M9, Class A2,
2.39%, 1/25/23	11	11

Fannie Mae-Aces, Series 2014-M13, Class A2,
3.02%, 8/25/24	58	56

Fannie Mae-Aces, Series 2014-M3, Class A2,
3.50%, 1/25/24	81	80

Fannie Mae-Aces, Series 2015-M1, Class A2,
2.53%, 9/25/24	111	107

Fannie Mae-Aces, Series 2015-M11, Class A2,
2.95%, 4/25/25(9)	454	435

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 29.8% (8) continued

Fannie Mae – 13.0% continued

Fannie Mae-Aces, Series 2016-M3, Class A2,
2.70%, 2/25/26	$90	$85

Fannie Mae-Aces, Series 2016-M4, Class A2,
2.58%, 3/25/26	95	90

Fannie Mae-Aces, Series 2016-M5, Class A2,
2.47%, 4/25/26	250	233

Fannie Mae-Aces, Series 2016-M7, Class AV2,
2.16%, 10/25/23	75	74

Fannie Mae-Aces, Series 2016-M9, Class A2,
2.29%, 6/25/26	100	92

Fannie Mae-Aces, Series 2017-M1, Class A2,
2.49%, 10/25/26(9)	80	73

Fannie Mae-Aces, Series 2017-M11, Class A2,
2.98%, 8/25/29	125	114

Fannie Mae-Aces, Series 2017-M14, Class A2,
2.96%, 11/25/27(9)	248	230

Fannie Mae-Aces, Series 2017-M2, Class A2,
2.85%, 2/25/27(9)	75	70

Fannie Mae-Aces, Series 2017-M4, Class A2,
2.64%, 12/25/26(9)	109	100

Fannie Mae-Aces, Series 2017-M5, Class A2,
3.20%, 4/25/29(9)	103	95

Fannie Mae-Aces, Series 2017-M8, Class A2,
3.06%, 5/25/27	277	261

Fannie Mae-Aces, Series 2018-M1, Class A2,
3.09%, 12/25/27(9)	189	176

Fannie Mae-Aces, Series 2018-M10, Class A2,
3.47%, 7/25/28(9)	200	189

Fannie Mae-Aces, Series 2018-M12, Class A2,
3.77%, 8/25/30(9)	110	103

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	75	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 29.8% (8) continued

Fannie Mae – 13.0% continued

Fannie Mae-Aces, Series 2018-M13, Class A2,
3.87%, 9/25/30(9)	$168	$160

Fannie Mae-Aces, Series 2018-M2, Class A2,
3.00%, 1/25/28(9)	120	111

Fannie Mae-Aces, Series 2018-M3, Class A2,
3.17%, 2/25/30(9)	93	85

Fannie Mae-Aces, Series 2018-M4, Class A2,
3.16%, 3/25/28(9)	90	83

Fannie Mae-Aces, Series 2018-M8, Class A2,
3.41%, 6/25/28(9)	91	85

Fannie Mae-Aces, Series 2019-M18, Class A2,
2.47%, 8/25/29	200	176

Fannie Mae-Aces, Series 2019-M4, Class A2,
3.61%, 2/25/31	150	141

Fannie Mae-Aces, Series 2019-M7, Class A2,
3.14%, 4/25/29	172	159

Fannie Mae-Aces, Series 2019-M9, Class A2,
2.94%, 6/25/29	182	166

Fannie Mae-Aces, Series 2020-M1, Class A2,
2.44%, 10/25/29	150	131

Fannie Mae-Aces, Series 2020-M20, Class A2,
1.44%, 10/25/29	500	412

Fannie Mae-Aces, Series 2020-M29, Class A2,
1.49%, 5/25/30	500	407

Fannie Mae-Aces, Series 2020-M42, Class A2,
1.27%, 7/25/30	200	157

Fannie Mae-Aces, Series 2020-M46, Class A2,
1.32%, 5/25/30	500	407

Fannie Mae-Aces, Series 2020-M52, Class A2,
1.36%, 10/25/30(9)	350	279

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 29.8% (8) continued

Fannie Mae – 13.0% continued

Fannie Mae-Aces, Series 2021-M11, Class A2,
1.51%, 3/25/31(9)	$200	$159

Fannie Mae-Aces, Series 2022-M1, Class A2,
1.73%, 10/25/31(9)	200	158

Pool #256925,
6.00%, 10/1/37	7	7

Pool #256959,
6.00%, 11/1/37	40	42

Pool #257042,
6.50%, 1/1/38	94	100

Pool #257106,
4.50%, 1/1/28	1	1

Pool #257237,
4.50%, 6/1/28	8	7

Pool #707791,
5.00%, 6/1/33	40	41

Pool #725425,
5.50%, 4/1/34	18	19

Pool #730811,
4.50%, 8/1/33	40	39

Pool #735222,
5.00%, 2/1/35	10	10

Pool #735358,
5.50%, 2/1/35	43	45

Pool #735502,
6.00%, 4/1/35	7	7

Pool #737853,
5.00%, 9/1/33	80	79

Pool #745336,
5.00%, 3/1/36	214	216

Pool #745418,
5.50%, 4/1/36	15	16

Pool #745754,
5.00%, 9/1/34	150	151

Pool #745826,
6.00%, 7/1/36	59	62

Pool #747383,
5.50%, 10/1/33	50	50

Pool #755632,
5.00%, 4/1/34	30	30

Pool #772730,
5.00%, 4/1/34	37	36

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	76	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 29.8% (8) continued

Fannie Mae – 13.0% continued

Pool #790406,
6.00%, 9/1/34	$23	$24

Pool #793666,
5.50%, 9/1/34	16	16

Pool #796250,
5.50%, 11/1/34	23	23

Pool #800471,
5.50%, 10/1/34	32	32

Pool #817795,
6.00%, 8/1/36	8	8

Pool #826057,
5.00%, 7/1/35	27	27

Pool #826585,
5.00%, 8/1/35	48	49

Pool #828523,
5.00%, 7/1/35	20	20

Pool #831676,
6.50%, 8/1/36	4	5

Pool #833067,
5.50%, 9/1/35	84	87

Pool #833163,
5.00%, 9/1/35	31	31

Pool #845425,
6.00%, 2/1/36	13	13

Pool #868435,
6.00%, 4/1/36	66	69

Pool #869710,
6.00%, 4/1/36	17	17

Pool #871135,
6.00%, 1/1/37	18	18

Pool #881818,
6.50%, 8/1/36	11	11

Pool #885866,
6.00%, 6/1/36	65	68

Pool #888100,
5.50%, 9/1/36	79	81

Pool #888205,
6.50%, 2/1/37	18	19

Pool #889224,
5.50%, 1/1/37	85	88

Pool #889390,
6.00%, 3/1/23(10)	—	—

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 29.8% (8) continued

Fannie Mae – 13.0% continued

Pool #889401,
6.00%, 3/1/38	$35	$37

Pool #889415,
6.00%, 5/1/37	160	168

Pool #889579,
6.00%, 5/1/38	76	80

Pool #889630,
6.50%, 3/1/38	9	9

Pool #889970,
5.00%, 12/1/36	59	59

Pool #890234,
6.00%, 10/1/38	35	36

Pool #890796,
3.50%, 12/1/45	623	573

Pool #893363,
5.00%, 6/1/36	11	11

Pool #893366,
5.00%, 4/1/35	28	28

Pool #898417,
6.00%, 10/1/36	10	11

Pool #899079,
5.00%, 3/1/37	19	19

Pool #902414,
5.50%, 11/1/36	55	57

Pool #906090,
5.50%, 1/1/37	62	63

Pool #918515,
5.00%, 6/1/37	37	37

Pool #923123,
5.00%, 4/1/36	8	8

Pool #923166,
7.50%, 1/1/37	5	5

Pool #928261,
4.50%, 3/1/36	39	38

Pool #928584,
6.50%, 8/1/37	104	109

Pool #928909,
6.00%, 12/1/37(10)	—	—

Pool #928915,
6.00%, 11/1/37	3	3

Pool #930606,
4.00%, 2/1/39	165	157

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	77	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 29.8% (8) continued

Fannie Mae – 13.0% continued

Pool #931195,
4.50%, 5/1/24	$14	$13

Pool #932023,
5.00%, 1/1/38	29	29

Pool #932741,
4.50%, 4/1/40	149	146

Pool #934466,
5.50%, 9/1/23	5	5

Pool #940623,
5.50%, 8/1/37	10	10

Pool #943388,
6.00%, 6/1/37	41	43

Pool #943617,
6.00%, 8/1/37	22	22

Pool #945876,
5.50%, 8/1/37	4	4

Pool #947216,
6.00%, 10/1/37	22	23

Pool #953018,
6.50%, 10/1/37	38	39

Pool #953910,
6.00%, 11/1/37	21	22

Pool #955771,
6.50%, 10/1/37	12	12

Pool #959604,
6.50%, 11/1/37	5	5

Pool #959880,
5.50%, 11/1/37	7	7

Pool #962687,
5.00%, 4/1/38	44	44

Pool #963735,
4.50%, 6/1/23	3	3

Pool #965389,
6.00%, 10/1/23	4	4

Pool #968037,
6.00%, 1/1/38	24	24

Pool #969632,
6.50%, 1/1/38	16	17

Pool #970013,
4.50%, 6/1/38	69	66

Pool #972452,
5.50%, 3/1/38	45	46

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 29.8% (8) continued

Fannie Mae – 13.0% continued

Pool #975365,
5.00%, 6/1/23	$1	$1

Pool #981704,
5.00%, 6/1/23	5	5

Pool #981854,
5.50%, 7/1/38	15	15

Pool #984075,
4.50%, 6/1/23	1	1

Pool #986760,
5.50%, 7/1/38	127	131

Pool #992472,
6.00%, 10/1/38	9	9

Pool #992491,
4.50%, 10/1/23	3	3

Pool #995018,
5.50%, 6/1/38	25	26

Pool #995203,
5.00%, 7/1/35	179	177

Pool #995266,
5.00%, 12/1/23	7	7

Pool #995879,
6.00%, 4/1/39	34	35

Pool #AA0649,
5.00%, 12/1/38	135	136

Pool #AA2939,
4.50%, 4/1/39	231	227

Pool #AA4482,
4.00%, 4/1/39	153	145

Pool #AA4562,
4.50%, 9/1/39	202	196

Pool #AA8978,
4.50%, 7/1/39	35	33

Pool #AA9357,
4.50%, 8/1/39	133	130

Pool #AB1048,
4.50%, 5/1/40	188	185

Pool #AB2067,
3.50%, 1/1/41	336	311

Pool #AB2092,
4.00%, 1/1/41	200	191

Pool #AB2272,
4.50%, 2/1/41	264	259

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	78	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 29.8% (8) continued

Fannie Mae – 13.0% continued

Pool #AB2693,
4.50%, 4/1/41	$167	$164

Pool #AB2768,
4.50%, 4/1/41	189	185

Pool #AB3035,
5.00%, 5/1/41	327	330

Pool #AB3246,
5.00%, 7/1/41	67	67

Pool #AB4057,
4.00%, 12/1/41	648	618

Pool #AB4293,
3.50%, 1/1/42	359	329

Pool #AB5049,
4.00%, 4/1/42	456	434

Pool #AB6016,
3.50%, 8/1/42	219	201

Pool #AB6472,
2.00%, 10/1/27	161	153

Pool #AB7076,
3.00%, 11/1/42	1,088	976

Pool #AB7503,
3.00%, 1/1/43	382	342

Pool #AB7733,
3.00%, 1/1/43	841	753

Pool #AB8787,
2.00%, 3/1/28	351	331

Pool #AB9019,
3.00%, 4/1/43	434	388

Pool #AB9136,
2.50%, 4/1/43	47	40

Pool #AB9990,
3.00%, 7/1/33	101	93

Pool #AC3263,
4.50%, 9/1/29	59	58

Pool #AC4861,
4.50%, 11/1/24	23	22

Pool #AC5040,
4.00%, 10/1/24	19	18

Pool #AC6118,
4.50%, 11/1/39	81	79

Pool #AC8518,
5.00%, 12/1/39	124	124

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 29.8% (8) continued

Fannie Mae – 13.0% continued

Pool #AD0119,
6.00%, 7/1/38	$97	$102

Pool #AD0585,
4.50%, 12/1/39	216	212

Pool #AD0639,
6.00%, 12/1/38	42	45

Pool #AD0969,
5.50%, 8/1/37	131	135

Pool #AD5241,
4.50%, 7/1/40	90	88

Pool #AD5525,
5.00%, 6/1/40	142	143

Pool #AD5556,
4.00%, 6/1/25	20	20

Pool #AD7859,
5.00%, 6/1/40	69	69

Pool #AE0949,
4.00%, 2/1/41	324	309

Pool #AE0971,
4.00%, 5/1/25	10	10

Pool #AE0981,
3.50%, 3/1/41	243	224

Pool #AE1807,
4.00%, 10/1/40	366	349

Pool #AE3873,
4.50%, 10/1/40	84	82

Pool #AE5436,
4.50%, 10/1/40	99	97

Pool #AE7758,
3.50%, 11/1/25	34	32

Pool #AH0525,
4.00%, 12/1/40	323	308

Pool #AH1295,
3.50%, 1/1/26	68	65

Pool #AH3226,
5.00%, 2/1/41	39	39

Pool #AH4158,
4.00%, 1/1/41	64	61

Pool #AH4450,
3.00%, 1/1/26	36	35

Pool #AH5573,
4.00%, 2/1/41	362	343

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	79	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 29.8% (8) continued

Fannie Mae – 13.0% continued

Pool #AH5614,
3.50%, 2/1/26	$68	$65

Pool #AH8854,
4.50%, 4/1/41	87	85

Pool #AI1247,
4.00%, 4/1/26	32	31

Pool #AI3470,
4.50%, 6/1/41	130	127

Pool #AI4361,
(Floating, ICE LIBOR USD 1Y + 1.80%, 1.80% Floor, 8.09% Cap), 2.48%, 9/1/41(11)	2	2

Pool #AI4380,
(Floating, ICE LIBOR USD 1Y + 1.80%, 1.80% Floor, 7.93% Cap), 2.05%, 11/1/41(11)	6	6

Pool #AI5603,
4.50%, 7/1/41	78	76

Pool #AI7743,
4.00%, 8/1/41	61	58

Pool #AI9555,
4.00%, 9/1/41	191	182

Pool #AI9828,
(Floating, ICE LIBOR USD 1Y + 1.82%, 1.82% Floor, 7.91% Cap), 2.07%, 11/1/41(11)	4	4

Pool #AJ4093,
3.50%, 10/1/26	19	18

Pool #AJ4408,
4.50%, 10/1/41	77	75

Pool #AJ6086,
3.00%, 12/1/26	62	60

Pool #AJ9152,
3.50%, 12/1/26	246	234

Pool #AJ9218,
4.00%, 2/1/42	306	292

Pool #AJ9326,
3.50%, 1/1/42	626	576

Pool #AJ9355,
3.00%, 1/1/27	136	132

Pool #AK4813,
3.50%, 3/1/42	214	197

Pool #AK4945,
3.50%, 2/1/42	170	157

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 29.8% (8) continued

Fannie Mae – 13.0% continued

Pool #AK7766,
2.50%, 3/1/27	$166	$160

Pool #AK9444,
4.00%, 3/1/42	35	34

Pool #AL0442,
5.50%, 6/1/40	40	41

Pool #AL1849,
6.00%, 2/1/39	168	177

Pool #AL1939,
3.50%, 6/1/42	552	507

Pool #AL2243,
4.00%, 3/1/42	392	374

Pool #AL2303,
4.50%, 6/1/26	22	22

Pool #AL2397,
(Floating, ICE LIBOR USD 1Y + 1.72%, 1.72% Floor, 7.78% Cap),
3.64%, 8/1/42(11)	5	5

Pool #AL2438,
3.00%, 9/1/27	384	365

Pool #AL3396,
2.50%, 3/1/28	174	161

Pool #AL3803,
3.00%, 6/1/28	288	274

Pool #AL4408,
4.50%, 11/1/43	541	530

Pool #AL4462,
2.50%, 6/1/28	314	292

Pool #AL4908,
4.00%, 2/1/44	458	435

Pool #AL5167,
3.50%, 1/1/34	104	98

Pool #AL5254,
3.00%, 11/1/27	201	191

Pool #AL5377,
4.00%, 6/1/44	1,328	1,262

Pool #AL5734,
3.50%, 9/1/29	300	286

Pool #AL5785,
4.00%, 9/1/44	764	726

Pool #AL6488,
3.50%, 8/1/43	290	266

Pool #AL7807,
3.00%, 11/1/30	271	256

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	80	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 29.8% (8) continued

Fannie Mae – 13.0% continued

Pool #AL8469,
3.50%, 4/1/31	$189	$180

Pool #AL8908,
3.00%, 8/1/46	420	375

Pool #AL8951,
3.00%, 8/1/46	356	317

Pool #AL9582,
3.00%, 12/1/31	472	444

Pool #AO0752,
3.00%, 4/1/42	238	213

Pool #AO0800,
3.00%, 4/1/27	134	130

Pool #AO2973,
3.50%, 5/1/42	785	726

Pool #AO4136,
3.50%, 6/1/42	309	283

Pool #AO7970,
2.50%, 6/1/27	98	94

Pool #AO8629,
3.50%, 7/1/42	128	118

Pool #AP6273,
3.00%, 10/1/42	305	274

Pool #AQ6784,
3.50%, 12/1/42	291	267

Pool #AQ8185,
2.50%, 1/1/28	67	64

Pool #AQ8647,
3.50%, 12/1/42	482	442

Pool #AR1706,
2.50%, 1/1/28	1,004	962

Pool #AR3054,
3.00%, 1/1/28	250	241

Pool #AR3792,
3.00%, 2/1/43	244	219

Pool #AR8151,
3.00%, 3/1/43	553	496

Pool #AR9188,
2.50%, 3/1/43	74	63

Pool #AR9582,
3.00%, 3/1/43	206	184

Pool #AS0018,
3.00%, 7/1/43	223	200

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 29.8% (8) continued

Fannie Mae – 13.0% continued

Pool #AS0275,
3.00%, 8/1/33	$135	$124

Pool #AS3294,
4.00%, 9/1/44	431	410

Pool #AS3600,
3.00%, 10/1/29	617	586

Pool #AS3657,
4.50%, 10/1/44	274	269

Pool #AS4085,
4.00%, 12/1/44	215	205

Pool #AS4306,
3.00%, 1/1/45	296	264

Pool #AS4458,
3.50%, 2/1/45	1,215	1,116

Pool #AS4715,
3.00%, 4/1/45	431	384

Pool #AS5090,
2.50%, 6/1/30	154	143

Pool #AS5324,
2.50%, 7/1/30	267	248

Pool #AS5500,
3.00%, 7/1/35	134	123

Pool #AS5666,
4.00%, 8/1/45	293	278

Pool #AS5892,
3.50%, 10/1/45	332	305

Pool #AS6192,
3.50%, 11/1/45	1,000	918

Pool #AS6262,
3.50%, 11/1/45	422	388

Pool #AS6332,
3.50%, 12/1/45	496	456

Pool #AS6398,
3.50%, 12/1/45	352	323

Pool #AS6730,
3.50%, 2/1/46	543	500

Pool #AS6887,
2.50%, 3/1/31	299	277

Pool #AS7149,
3.00%, 5/1/46	684	609

Pool #AS7157,
3.00%, 5/1/46	238	212

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	81	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 29.8% (8) continued

Fannie Mae – 13.0% continued

Pool #AS7247,
4.00%, 5/1/46	$124	$117

Pool #AS7343,
3.00%, 6/1/46	235	209

Pool #AS7480,
2.00%, 7/1/31	77	69

Pool #AS7580,
3.00%, 7/1/46	281	250

Pool #AS8067,
3.00%, 10/1/46	650	578

Pool #AS8074,
3.00%, 10/1/46	208	185

Pool #AS8178,
3.00%, 10/1/36	77	71

Pool #AS8194,
2.50%, 10/1/31	1,071	994

Pool #AS8424,
3.00%, 12/1/36	128	117

Pool #AS8483,
3.00%, 12/1/46	414	370

Pool #AS8591,
2.00%, 1/1/32	176	158

Pool #AS8699,
4.00%, 1/1/47	716	678

Pool #AS8960,
4.00%, 3/1/47	246	231

Pool #AS9505,
3.00%, 4/1/32	281	262

Pool #AS9615,
4.50%, 5/1/47	170	164

Pool #AT0666,
3.50%, 4/1/43	275	253

Pool #AT2720,
3.00%, 5/1/43	565	506

Pool #AT3164,
3.00%, 4/1/43	871	781

Pool #AT3180,
3.00%, 5/1/43	267	239

Pool #AU1657,
2.50%, 7/1/28	172	164

Pool #AU1689,
3.50%, 8/1/43	1,218	1,116

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 29.8% (8) continued

Fannie Mae – 13.0% continued

Pool #AU1808,
3.00%, 8/1/43	$798	$714

Pool #AU3164,
3.00%, 8/1/33	128	118

Pool #AU5918,
3.00%, 9/1/43	666	595

Pool #AU5919,
3.50%, 9/1/43	425	390

Pool #AV2339,
4.00%, 12/1/43	212	200

Pool #AW8167,
3.50%, 2/1/42	196	180

Pool #AW8595,
3.00%, 8/1/29	151	143

Pool #AX2163,
3.50%, 11/1/44	226	208

Pool #AX4413,
4.00%, 11/1/44	362	344

Pool #AX4839,
3.50%, 11/1/44	361	331

Pool #AX6139,
4.00%, 11/1/44	550	522

Pool #AY0544,
2.50%, 8/1/27	360	346

Pool #AY3062,
3.00%, 11/1/26	137	134

Pool #AY9555,
3.00%, 5/1/45	346	309

Pool #AZ1449,
3.00%, 7/1/45	237	212

Pool #AZ2936,
3.00%, 9/1/45	173	154

Pool #AZ2947,
4.00%, 9/1/45	341	322

Pool #AZ4775,
3.50%, 10/1/45	230	211

Pool #AZ6684,
3.00%, 2/1/31	413	390

Pool #BA2911,
3.00%, 11/1/30	137	129

Pool #BC0326,
3.50%, 12/1/45	174	159

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	82	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 29.8% (8) continued

Fannie Mae – 13.0% continued

Pool #BC0822,
3.50%, 4/1/46	$1,455	$1,334

Pool #BC1105,
3.50%, 2/1/46	658	605

Pool #BC1510,
3.00%, 8/1/46	237	211

Pool #BC9096,
3.50%, 12/1/46	299	275

Pool #BE3171,
2.50%, 2/1/32	329	305

Pool #BH1130,
3.50%, 4/1/32	212	201

Pool #BH7032,
3.50%, 12/1/47	134	122

Pool #BH7106,
3.50%, 1/1/48	307	281

Pool #BH9215,
3.50%, 1/1/48	565	514

Pool #BJ0648,
3.50%, 3/1/48	318	290

Pool #BJ9181,
5.00%, 5/1/48	286	282

Pool #BJ9260,
4.00%, 4/1/48	254	239

Pool #BJ9977,
4.00%, 5/1/48	196	186

Pool #BK0276,
4.00%, 9/1/48	99	94

Pool #BK0920,
4.00%, 7/1/48	443	417

Pool #BK0922,
4.50%, 7/1/48	78	76

Pool #BK3044,
2.50%, 9/1/50	494	418

Pool #BK4740,
4.00%, 8/1/48	129	122

Pool #BK4764,
4.00%, 8/1/48	127	119

Pool #BK4816,
4.00%, 9/1/48	191	180

Pool #BM1787,
4.00%, 9/1/47	709	674

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 29.8% (8) continued

Fannie Mae – 13.0% continued

Pool #BM2001,
3.50%, 12/1/46	$88	$81

Pool #BM3286,
4.50%, 11/1/47	55	54

Pool #BM5288,
3.50%, 1/1/34	172	164

Pool #BM5466,
2.50%, 10/1/43	403	343

Pool #BM5804,
5.00%, 1/1/49	255	252

Pool #BN1176,
4.50%, 11/1/48	105	101

Pool #BN1628,
4.50%, 11/1/48	87	84

Pool #BN5947,
3.50%, 6/1/49	186	169

Pool #BN6097,
4.00%, 6/1/49	745	698

Pool #BN6683,
3.50%, 6/1/49	284	258

Pool #BN8985,
2.00%, 3/1/51	356	290

Pool #BN9007,
2.00%, 3/1/51	2,323	1,893

Pool #BO1012,
3.50%, 8/1/49	107	98

Pool #BO1021,
3.50%, 8/1/49	133	121

Pool #BO1169,
3.50%, 7/1/49	88	80

Pool #BO1444,
3.00%, 10/1/49	233	204

Pool #BO1461,
3.00%, 10/1/49	139	122

Pool #BO3181,
2.50%, 10/1/49	492	416

Pool #BO4708,
3.00%, 11/1/49	413	363

Pool #BO8620,
3.00%, 12/1/49	448	395

Pool #BP4660,
2.50%, 5/1/50	155	131

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	83	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 29.8% (8) continued

Fannie Mae – 13.0% continued

Pool #BP6496,
2.00%, 7/1/35	$802	$708

Pool #BP6626,
2.00%, 8/1/50	908	740

Pool #BP6683,
2.50%, 9/1/50	630	532

Pool #BP7273,
2.50%, 8/1/50	398	337

Pool #BP7585,
2.00%, 9/1/50	3,066	2,500

Pool #BQ0202,
2.50%, 8/1/50	533	451

Pool #BQ1147,
2.50%, 10/1/50	718	607

Pool #BQ1351,
2.50%, 8/1/50	624	527

Pool #BQ4077,
2.00%, 12/1/50	912	743

Pool #BQ5056,
2.00%, 10/1/50	355	289

Pool #BQ5979,
2.00%, 11/1/50	1,579	1,288

Pool #BR1035,
2.00%, 5/1/51	8,755	7,125

Pool #BR4450,
1.50%, 2/1/36	827	711

Pool #BR6042,
2.00%, 2/1/51	2,106	1,714

Pool #BR9755,
2.00%, 4/1/51	1,548	1,262

Pool #BR9761,
2.00%, 4/1/51	1,116	908

Pool #BT1034,
2.00%, 7/1/51	2,050	1,669

Pool #BT4528,
2.50%, 9/1/51	10,753	9,180

Pool #BT9031,
2.00%, 8/1/41	912	763

Pool #BU0066,
2.50%, 10/1/51	1,072	903

Pool #CA0110,
3.50%, 8/1/47	263	239

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 29.8% (8) continued

Fannie Mae – 13.0% continued

Pool #CA0619,
4.00%, 10/1/47	$78	$74

Pool #CA0620,
4.00%, 10/1/47	1,018	962

Pool #CA0656,
3.50%, 11/1/47	783	715

Pool #CA0859,
3.50%, 12/1/47	555	507

Pool #CA0917,
3.50%, 12/1/47	461	421

Pool #CA1370,
4.00%, 3/1/48	268	253

Pool #CA1378,
4.00%, 3/1/48	198	187

Pool #CA1564,
4.50%, 4/1/48	92	89

Pool #CA1711,
4.50%, 5/1/48	275	265

Pool #CA1902,
4.50%, 6/1/48	285	275

Pool #CA1909,
4.50%, 6/1/48	138	134

Pool #CA1951,
4.00%, 7/1/48	147	139

Pool #CA1952,
4.50%, 6/1/48	66	63

Pool #CA2056,
4.50%, 7/1/48	79	77

Pool #CA2208,
4.50%, 8/1/48	83	80

Pool #CA2256,
3.50%, 8/1/33	163	155

Pool #CA2366,
3.50%, 9/1/48	89	81

Pool #CA2375,
4.00%, 9/1/48	392	371

Pool #CA2559,
4.00%, 11/1/33	168	163

Pool #CA2729,
4.50%, 11/1/48	394	381

Pool #CA3640,
4.00%, 6/1/49	375	353

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	84	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 29.8% (8) continued

Fannie Mae – 13.0% continued

Pool #CA4029,

4.00%, 8/1/49	$919	$863

Pool #CA4143,

3.00%, 9/1/49	2,807	2,465

Pool #CA4420,

3.00%, 10/1/49	421	371

Pool #CA4792,

3.00%, 12/1/49	238	209

Pool #CA5020,

3.50%, 1/1/50	512	466

Pool #CA5452,

3.00%, 3/1/50	784	688

Pool #CA5508,

3.00%, 4/1/50	954	836

Pool #CA5700,

2.50%, 5/1/50	15,311	12,963

Pool #CA6072,

2.50%, 6/1/50	400	338

Pool #CA6074,

2.50%, 6/1/50	551	466

Pool #CA6144,

2.50%, 6/1/50	646	547

Pool #CA6290,

3.00%, 7/1/50	509	451

Pool #CA6305,

2.50%, 7/1/50	1,115	943

Pool #CA6339,

2.50%, 7/1/50	1,129	954

Pool #CA6346,

2.50%, 7/1/50	647	547

Pool #CA6563,

2.50%, 8/1/35	575	522

Pool #CA6601,

2.50%, 8/1/50	479	406

Pool #CA6951,

2.50%, 9/1/50	454	384

Pool #CA6962,

2.50%, 9/1/50	662	561

Pool #CA6986,

2.00%, 9/1/50	2,234	1,829

Pool #CA7019,

2.00%, 9/1/50	1,234	1,006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 29.8% (8) continued

Fannie Mae – 13.0% continued

Pool #CA7216,

2.00%, 10/1/50	$2,748	$2,240

Pool #CA7232,

2.50%, 10/1/50	1,299	1,098

Pool #CA7600,

2.50%, 11/1/50	1,307	1,105

Pool #CA7697,

1.50%, 11/1/50	3,380	2,599

Pool #CA7736,

2.50%, 11/1/50	1,321	1,118

Pool #CA8043,

2.50%, 12/1/50	794	671

Pool #CA9143,

2.00%, 2/1/36	993	876

Pool #CA9355,

2.00%, 3/1/41	512	429

Pool #CA9418,

1.50%, 3/1/36	578	497

Pool #CB0325,

2.00%, 4/1/51	1,732	1,409

Pool #CB1903,

2.50%, 10/1/51	1,774	1,500

Pool #CB2049,

2.50%, 11/1/51	1,843	1,553

Pool #CB2079,

2.00%, 11/1/51	8,496	6,901

Pool #CB3597,

3.50%, 5/1/52	1,663	1,499

Pool #CB4377,

4.00%, 8/1/52	596	554

Pool #FM1496,

3.50%, 9/1/49	1,427	1,299

Pool #FM1708,

3.00%, 12/1/45	277	248

Pool #FM1742,

3.00%, 10/1/49	262	230

Pool #FM1938,

4.50%, 9/1/49	451	436

Pool #FM2305,

3.50%, 2/1/50	667	606

Pool #FM2715,

3.00%, 3/1/50	171	150

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	85	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 29.8% (8) continued

Fannie Mae – 13.0% continued

Pool #FM2778,

3.00%, 3/1/50	$1,091	$958

Pool #FM2963,

3.00%, 2/1/50	4,750	4,204

Pool #FM3125,

3.50%, 3/1/50	990	907

Pool #FM3225,

3.00%, 5/1/50	625	550

Pool #FM3610,

4.00%, 6/1/50	339	319

Pool #FM3747,

2.50%, 8/1/50	1,034	874

Pool #FM3969,

2.50%, 8/1/43	411	349

Pool #FM4055,

2.50%, 8/1/50	6,976	5,901

Pool #FM4149,

3.00%, 9/1/50	3,249	2,852

Pool #FM4193,

2.50%, 9/1/50	730	618

Pool #FM4476,

2.00%, 10/1/50	1,809	1,475

Pool #FM4544,

2.00%, 10/1/50	973	793

Pool #FM4598,

2.00%, 11/1/40	224	188

Pool #FM4633,

2.00%, 10/1/50	978	797

Pool #FM4734,

2.00%, 11/1/35	1,230	1,085

Pool #FM4762,

2.00%, 11/1/50	1,493	1,221

Pool #FM4799,

2.00%, 11/1/50	798	651

Pool #FM4868,

2.00%, 11/1/50	1,385	1,130

Pool #FM4934,

2.00%, 11/1/35	785	694

Pool #FM4951,

1.50%, 11/1/35	621	533

Pool #FM5026,

2.00%, 12/1/50	1,355	1,105

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 29.8% (8) continued

Fannie Mae – 13.0% continued

Pool #FM5087,

2.00%, 12/1/50	$514	$420

Pool #FM5210,

2.00%, 12/1/50	2,505	2,050

Pool #FM5534,

2.00%, 1/1/41	332	278

Pool #FM5570,

2.00%, 1/1/36	779	688

Pool #FM5580,

1.50%, 1/1/36	781	671

Pool #FM5849,

2.00%, 12/1/50	1,005	819

Pool #FM6055,

2.00%, 2/1/51	2,043	1,664

Pool #FM6099,

2.00%, 2/1/51	2,005	1,633

Pool #FM6338,

2.00%, 2/1/51	1,297	1,058

Pool #FM6496,

2.00%, 2/1/51	615	502

Pool #FM6511,

2.00%, 3/1/36	2,205	1,945

Pool #FM6550,

2.00%, 3/1/51	419	342

Pool #FM6943,

2.00%, 4/1/51	1,423	1,160

Pool #FM6964,

2.00%, 5/1/51	1,151	939

Pool #FM6991,

2.00%, 4/1/51	1,667	1,357

Pool #FM7078,

2.00%, 4/1/51	1,372	1,123

Pool #FM7080,

2.00%, 4/1/51	728	594

Pool #FM7360,

2.00%, 5/1/41	444	372

Pool #FM7411,

2.00%, 5/1/51	3,357	2,731

Pool #FM7429,

1.50%, 5/1/36	1,806	1,551

Pool #FM7622,

2.00%, 5/1/51	901	735

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	86	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 29.8% (8) continued

Fannie Mae – 13.0% continued

Pool #FM8146,

2.00%, 7/1/36	$1,720	$1,517

Pool #FM8848,

2.50%, 9/1/41	924	795

Pool #FS0153,

2.00%, 12/1/36	2,787	2,459

Pool #FS1096,

2.00%, 1/1/51	1,455	1,187

Pool #FS2039,

2.00%, 2/1/51	970	792

Pool #FS2442,

4.00%, 7/1/52	916	853

Pool #FS2815,

4.00%, 9/1/52	499	465

Pool #MA0361,

4.00%, 3/1/30	51	48

Pool #MA0711,

3.50%, 4/1/31	91	86

Pool #MA0976,

3.50%, 2/1/32	198	187

Pool #MA1138,

3.50%, 8/1/32	150	142

Pool #MA1141,

3.00%, 8/1/32	71	65

Pool #MA1200,

3.00%, 10/1/32	407	375

Pool #MA1511,

2.50%, 7/1/33	135	118

Pool #MA2320,

3.00%, 7/1/35	308	282

Pool #MA2473,

3.50%, 12/1/35	125	117

Pool #MA2489,

2.50%, 12/1/30	464	431

Pool #MA2512,

4.00%, 1/1/46	149	141

Pool #MA2670,

3.00%, 7/1/46	666	592

Pool #MA2672,

3.00%, 7/1/36	153	141

Pool #MA2705,

3.00%, 8/1/46	481	429

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 29.8% (8) continued

Fannie Mae – 13.0% continued

Pool #MA2737,

3.00%, 9/1/46	$219	$195

Pool #MA2771,

3.00%, 10/1/46	240	213

Pool #MA2775,

2.50%, 10/1/31	158	147

Pool #MA2781,

2.50%, 10/1/46	177	150

Pool #MA2804,

3.00%, 11/1/36	296	273

Pool #MA2817,

2.50%, 11/1/36	119	103

Pool #MA2841,

2.50%, 12/1/36	48	42

Pool #MA2863,

3.00%, 1/1/47	3,931	3,487

Pool #MA2895,

3.00%, 2/1/47	242	215

Pool #MA3028,

3.50%, 6/1/37	227	212

Pool #MA3057,

3.50%, 7/1/47	380	347

Pool #MA3058,

4.00%, 7/1/47	142	135

Pool #MA3059,

3.50%, 7/1/37	38	36

Pool #MA3073,

4.50%, 7/1/47	299	290

Pool #MA3127,

3.00%, 9/1/37	93	85

Pool #MA3150,

4.50%, 10/1/47	167	162

Pool #MA3181,

3.50%, 11/1/37	61	56

Pool #MA3182,

3.50%, 11/1/47	462	421

Pool #MA3184,

4.50%, 11/1/47	53	51

Pool #MA3185,

3.00%, 11/1/37	103	94

Pool #MA3188,

3.00%, 11/1/32	341	318

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	87	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 29.8% (8) continued

Fannie Mae – 13.0% continued

Pool #MA3211,

4.00%, 12/1/47	$88	$83

Pool #MA3239,

4.00%, 1/1/48	380	359

Pool #MA3276,

3.50%, 2/1/48	377	345

Pool #MA3281,

4.00%, 2/1/38	220	208

Pool #MA3334,

4.50%, 4/1/48	296	287

Pool #MA3385,

4.50%, 6/1/48	101	98

Pool #MA3413,

4.00%, 7/1/38	39	37

Pool #MA3443,

4.00%, 8/1/48	91	86

Pool #MA3444,

4.50%, 8/1/48	89	86

Pool #MA3467,

4.00%, 9/1/48	87	82

Pool #MA3492,

4.00%, 10/1/38	32	30

Pool #MA3547,

3.00%, 12/1/33	195	181

Pool #MA3590,

4.00%, 2/1/39	34	32

Pool #MA3685,

3.00%, 6/1/49	148	130

Pool #MA3692,

3.50%, 7/1/49	115	105

Pool #MA3695,

3.00%, 7/1/34	73	68

Pool #MA3744,

3.00%, 8/1/49	165	145

Pool #MA3765,

2.50%, 9/1/49	338	286

Pool #MA3870,

2.50%, 12/1/49	173	147

Pool #MA3871,

3.00%, 12/1/49	165	145

Pool #MA3896,

2.50%, 1/1/35	1,084	986

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 29.8% (8) continued

Fannie Mae – 13.0% continued

Pool #MA3898,

3.50%, 1/1/35	$364	$344

Pool #MA3902,

2.50%, 1/1/50	168	142

Pool #MA3934,

3.00%, 2/1/40	110	98

Pool #MA3958,

3.00%, 3/1/40	115	103

Pool #MA4013,

2.50%, 5/1/35	233	212

Pool #MA4014,

3.00%, 5/1/35	377	351

Pool #MA4016,

2.50%, 5/1/40	408	352

Pool #MA4042,

2.00%, 6/1/35	537	474

Pool #MA4053,

2.50%, 6/1/35	947	860

Pool #MA4071,

2.00%, 7/1/40	297	249

Pool #MA4072,

2.50%, 7/1/40	251	217

Pool #MA4074,

2.00%, 7/1/35	814	718

Pool #MA4078,

2.50%, 7/1/50	1,425	1,204

Pool #MA4093,

2.00%, 8/1/40	161	135

Pool #MA4094,

2.50%, 8/1/40	276	238

Pool #MA4096,

2.50%, 8/1/50	889	753

Pool #MA4099,

2.50%, 8/1/35	955	868

Pool #MA4100,

2.00%, 8/1/50	1,733	1,415

Pool #MA4119,

2.00%, 9/1/50	2,039	1,663

Pool #MA4122,

1.50%, 9/1/35	326	280

Pool #MA4123,

2.00%, 9/1/35	1,159	1,022

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	88	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 29.8% (8) continued

Fannie Mae – 13.0% continued

Pool #MA4128,

2.00%, 9/1/40	$465	$390

Pool #MA4129,

2.50%, 9/1/40	288	249

Pool #MA4153,

2.50%, 10/1/40	134	115

Pool #MA4154,

1.50%, 10/1/35	493	423

Pool #MA4155,

2.00%, 10/1/35	1,261	1,112

Pool #MA4176,

2.00%, 11/1/40	815	683

Pool #MA4181,

1.50%, 11/1/50	2,575	1,981

Pool #MA4232,

2.00%, 1/1/41	396	328

Pool #MA4254,

1.50%, 2/1/51	566	435

Pool #MA4266,

1.50%, 2/1/41	1,087	870

Pool #MA4278,

1.50%, 3/1/36	2,181	1,873

Pool #MA4280,

1.50%, 3/1/51	977	752

Pool #MA4310,

1.50%, 4/1/41	348	278

Pool #MA4333,

2.00%, 5/1/41	609	510

Pool #MA4342,

1.50%, 5/1/41	177	142

Pool #MA4496,

1.50%, 12/1/36	1,390	1,193

Pool #MA4570,

2.00%, 3/1/42	962	804

Pool TBA,

10/1/52(12)	4,500	4,287

		278,326

Federal Farm Credit Bank – 0.1%

0.73%, 5/27/25	2,000	1,816

Federal Home Loan Bank – 0.1%

3.38%, 3/8/24	1,555	1,533

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 29.8% (8) continued

Federal Home Loan Bank – 0.1% continued

3.25%, 11/16/28	$1,000	$954

5.50%, 7/15/36	500	559

		3,046

Freddie Mac – 10.1%

Federal Home Loan Mortgage Corp.,

0.25%, 12/4/23	3,000	2,862

0.38%, 7/21/25	500	449

0.38%, 9/23/25	2,500	2,230

6.75%, 3/15/31	700	827

Freddie Mac Multifamily Structured Pass Through Certificates, Series K041, Class A2,

3.17%, 10/25/24	300	292

Freddie Mac Multifamily Structured Pass Through Certificates, Series K042, Class A2,

2.67%, 12/25/24	200	192

Freddie Mac Multifamily Structured Pass Through Certificates, Series K043, Class A2,

3.06%, 12/25/24	200	193

Freddie Mac Multifamily Structured Pass Through Certificates, Series K046, Class A2,

3.21%, 3/25/25	250	242

Freddie Mac Multifamily Structured Pass Through Certificates, Series K053, Class A2,

3.00%, 12/25/25	300	286

Freddie Mac Multifamily Structured Pass Through Certificates, Series K054, Class A2,

2.75%, 1/25/26	250	236

Freddie Mac Multifamily Structured Pass Through Certificates, Series K056, Class A2,

2.53%, 5/25/26	400	373

Freddie Mac Multifamily Structured Pass Through Certificates, Series K058, Class A2,

2.65%, 8/25/26	250	233

Freddie Mac Multifamily Structured Pass Through Certificates, Series K059, Class A2,

3.12%, 9/25/26	100	95

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	89	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 29.8% (8) continued

Freddie Mac – 10.1% continued

Freddie Mac Multifamily Structured Pass Through Certificates, Series K065, Class A2,

3.24%, 4/25/27	$350	$331

Freddie Mac Multifamily Structured Pass Through Certificates, Series K066, Class A2,

3.12%, 6/25/27	350	329

Freddie Mac Multifamily Structured Pass Through Certificates, Series K067, Class A2,

3.19%, 7/25/27	250	236

Freddie Mac Multifamily Structured Pass Through Certificates, Series K068, Class A2,

3.24%, 8/25/27	150	142

Freddie Mac Multifamily Structured Pass Through Certificates, Series K069, Class A2,

3.19%, 9/25/27	200	188

Freddie Mac Multifamily Structured Pass Through Certificates, Series K072, Class A2,

3.44%, 12/25/27	150	142

Freddie Mac Multifamily Structured Pass Through Certificates, Series K073, Class A2,

3.35%, 1/25/28	150	142

Freddie Mac Multifamily Structured Pass Through Certificates, Series K074, Class A2,

3.60%, 1/25/28	150	143

Freddie Mac Multifamily Structured Pass Through Certificates, Series K075, Class A2,

3.65%, 2/25/28	150	144

Freddie Mac Multifamily Structured Pass Through Certificates, Series K076, Class A2,

3.90%, 4/25/28	200	194

Freddie Mac Multifamily Structured Pass Through Certificates, Series K077, Class A2,

3.85%, 5/25/28	200	193

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 29.8% (8) continued

Freddie Mac – 10.1% continued

Freddie Mac Multifamily Structured Pass Through Certificates, Series K078, Class A2,

3.85%, 6/25/28	$150	$145

Freddie Mac Multifamily Structured Pass Through Certificates, Series K079, Class A2,

3.93%, 6/25/28	200	194

Freddie Mac Multifamily Structured Pass Through Certificates, Series K080, Class A2,

3.93%, 7/25/28	200	193

Freddie Mac Multifamily Structured Pass Through Certificates, Series K081, Class A2,

3.90%, 8/25/28	200	193

Freddie Mac Multifamily Structured Pass Through Certificates, Series K082, Class A2,

3.92%, 9/25/28	350	339

Freddie Mac Multifamily Structured Pass Through Certificates, Series K083, Class A2,

4.05%, 9/25/28	200	195

Freddie Mac Multifamily Structured Pass Through Certificates, Series K086, Class A2,

3.86%, 11/25/28	200	193

Freddie Mac Multifamily Structured Pass Through Certificates, Series K088, Class A2,

3.69%, 1/25/29	100	96

Freddie Mac Multifamily Structured Pass Through Certificates, Series K090, Class A2,

3.42%, 2/25/29	500	470

Freddie Mac Multifamily Structured Pass Through Certificates, Series K091, Class A2,

3.51%, 3/25/29	150	142

Freddie Mac Multifamily Structured Pass Through Certificates, Series K092, Class A2,

3.30%, 4/25/29	300	280

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	90	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 29.8% (8) continued

Freddie Mac – 10.1% continued

Freddie Mac Multifamily Structured Pass Through Certificates, Series K093, Class A2,

2.98%, 5/25/29	$200	$183

Freddie Mac Multifamily Structured Pass Through Certificates, Series K094, Class A2,

2.90%, 6/25/29	300	273

Freddie Mac Multifamily Structured Pass Through Certificates, Series K102, Class A2,

2.54%, 10/25/29	250	221

Freddie Mac Multifamily Structured Pass Through Certificates, Series K104, Class A2,

2.25%, 1/25/30	250	215

Freddie Mac Multifamily Structured Pass Through Certificates, Series K105, Class A2,

1.87%, 1/25/30	200	168

Freddie Mac Multifamily Structured Pass Through Certificates, Series K110, Class A2,

1.48%, 4/25/30	500	405

Freddie Mac Multifamily Structured Pass Through Certificates, Series K111, Class A2,

1.35%, 5/25/30	500	400

Freddie Mac Multifamily Structured Pass Through Certificates, Series K112, Class A2,

1.31%, 5/25/30	500	398

Freddie Mac Multifamily Structured Pass Through Certificates, Series K113, Class A2,

1.34%, 6/25/30	500	399

Freddie Mac Multifamily Structured Pass Through Certificates, Series K116, Class A2,

1.38%, 7/25/30	150	119

Freddie Mac Multifamily Structured Pass Through Certificates, Series K117, Class A2,

1.41%, 8/25/30	100	80

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 29.8% (8) continued

Freddie Mac – 10.1% continued

Freddie Mac Multifamily Structured Pass Through Certificates, Series K119, Class A2,

1.57%, 9/25/30	$250	$201

Freddie Mac Multifamily Structured Pass Through Certificates, Series K122, Class A2,

1.52%, 11/25/30	200	159

Freddie Mac Multifamily Structured Pass Through Certificates, Series K129, Class A2,

1.91%, 5/25/31	300	245

Freddie Mac Multifamily Structured Pass Through Certificates, Series K141, Class A2,

2.25%, 2/25/32	200	166

Freddie Mac Multifamily Structured Pass Through Certificates, Series K144, Class A2,

2.45%, 4/25/32	500	418

Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1510, Class A2,

3.72%, 1/25/31	100	94

Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1510, Class A3,

3.79%, 1/25/34	100	92

Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1511, Class A2,

3.47%, 3/25/31	100	94

Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1511, Class A3,

3.54%, 3/25/34	100	90

Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1512, Class A2,

2.99%, 5/25/31	100	90

Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1512, Class A3,

3.06%, 4/25/34	100	85

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	91	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 29.8% (8) continued

Freddie Mac – 10.1% continued

Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1515, Class A2,

1.94%, 2/25/35	$100	$75

Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1517, Class A2,

1.72%, 7/25/35	200	144

Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1518, Class A2,

1.86%, 10/25/35	150	109

Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1519, Class A2,

2.01%, 12/25/35	150	110

Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1520, Class A2,

2.44%, 2/25/36	150	116

Freddie Mac Multifamily Structured Pass Through Certificates, Series K1522, Class A2,

2.36%, 10/25/36	100	76

Freddie Mac Multifamily Structured Pass Through Certificates, Series K154, Class A2,

3.42%, 4/25/32	100	93

Freddie Mac Multifamily Structured Pass Through Certificates, Series K155, Class A3,

3.75%, 4/25/33	100	93

Freddie Mac Multifamily Structured Pass Through Certificates, Series K157, Class A2,

3.99%, 5/25/33	100	97

Freddie Mac Multifamily Structured Pass Through Certificates, Series K157, Class A3,

3.99%, 8/25/33	100	95

Freddie Mac Multifamily Structured Pass Through Certificates, Series K729, Class A2,

3.14%, 10/25/24	200	194

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 29.8% (8) continued

Freddie Mac – 10.1% continued

Freddie Mac Multifamily Structured Pass Through Certificates, Series K730, Class A2,

3.59%, 1/25/25	$200	$195

Freddie Mac Multifamily Structured Pass Through Certificates, Series K731, Class A2,

3.60%, 2/25/25	149	146

Freddie Mac Multifamily Structured Pass Through Certificates, Series K732, Class A2,

3.70%, 5/25/25	400	391

Freddie Mac Multifamily Structured Pass Through Certificates, Series K733, Class A2,

3.75%, 8/25/25	500	487

Freddie Mac Multifamily Structured Pass Through Certificates, Series K734, Class A2,

3.21%, 2/25/26	200	191

Freddie Mac Multifamily Structured Pass Through Certificates, Series K735, Class A2,

2.86%, 5/25/26	150	141

Freddie Mac Multifamily Structured Pass Through Certificates, Series K740, Class A2,

1.47%, 9/25/27	400	345

Pool #QA0127,

3.50%, 6/1/49	666	606

Pool #QA1132,

3.50%, 7/1/49	183	166

Pool #QA1263,

3.50%, 7/1/49	258	235

Pool #QA1752,

3.50%, 8/1/49	1,284	1,167

Pool #QA1883,

4.00%, 8/1/49	414	389

Pool #QA3149,

3.00%, 10/1/49	378	332

Pool #QA4699,

3.00%, 11/1/49	227	199

Pool #QA8043,

3.00%, 3/1/50	1,769	1,565

Pool #QB0211,

2.50%, 6/1/50	545	461

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	92	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 29.8% (8) continued

Freddie Mac – 10.1% continued

Pool #QB2516,

2.50%, 8/1/50	$407	$344

Pool #QB2545,

2.00%, 8/1/50	2,169	1,767

Pool #QB2682,

2.50%, 8/1/50	463	391

Pool #QB2966,

2.50%, 9/1/50	156	132

Pool #QB3199,

2.00%, 9/1/50	779	634

Pool #QB4467,

2.00%, 10/1/50	1,477	1,204

Pool #QB5079,

2.00%, 11/1/50	1,794	1,463

Pool #QB5128,

2.00%, 10/1/50	1,169	952

Pool #QB5507,

2.00%, 11/1/50	810	660

Pool #QB6246,

2.00%, 12/1/50	408	333

Pool #QB6448,

2.00%, 12/1/50	1,198	976

Pool #QB8131,

2.00%, 2/1/51	3,891	3,169

Pool #QB8132,

2.00%, 1/1/51	5,113	4,164

Pool #QB9266,

2.00%, 3/1/51	536	437

Pool #QB9410,

2.00%, 1/1/51	1,552	1,264

Pool #QC1443,

2.00%, 5/1/51	2,108	1,720

Pool #QC1809,

2.00%, 5/1/51	520	423

Pool #QC2062,

2.00%, 5/1/51	839	683

Pool #QC3259,

2.00%, 6/1/51	3,198	2,617

Pool #QC9442,

2.50%, 10/1/51	4,586	3,866

Pool #QD0822,

3.00%, 11/1/51	1,335	1,174

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 29.8% (8) continued

Freddie Mac – 10.1% continued

Pool #QD2146,

2.00%, 12/1/51	$5,281	$4,290

Pool #QK0622,

1.50%, 2/1/41	580	464

Pool #QN0818,

2.50%, 10/1/34	290	264

Pool #QN4614,

1.50%, 12/1/35	242	207

Pool #QN5018,

2.00%, 1/1/36	1,474	1,301

Pool #QN5866,

2.00%, 4/1/36	859	758

Pool #QN6394,

1.50%, 5/1/36	1,911	1,641

Pool #QN8899,

2.00%, 12/1/36	915	807

Pool #RA1196,

4.00%, 8/1/49	912	858

Pool #RA1343,

3.00%, 9/1/49	2,510	2,204

Pool #RA1493,

3.00%, 10/1/49	3,623	3,188

Pool #RA1501,

3.00%, 10/1/49	140	123

Pool #RA2010,

3.50%, 1/1/50	283	258

Pool #RA2117,

3.00%, 2/1/50	352	310

Pool #RA2386,

3.00%, 4/1/50	873	766

Pool #RA2457,

3.00%, 4/1/50	555	489

Pool #RA2677,

2.00%, 6/1/50	2,120	1,728

Pool #RA2730,

2.50%, 6/1/50	326	276

Pool #RA2790,

2.50%, 6/1/50	513	433

Pool #RA2853,

2.50%, 6/1/50	669	565

Pool #RA2959,

2.50%, 7/1/50	603	510

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	93	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 29.8% (8) continued

Freddie Mac – 10.1% continued

Pool #RA3086,

2.50%, 7/1/50	$455	$385

Pool #RA3306,

2.50%, 8/1/50	411	348

Pool #RA3517,

2.00%, 9/1/50	1,072	874

Pool #RA3524,

2.00%, 9/1/50	2,206	1,797

Pool #RA3563,

2.00%, 9/1/50	1,093	890

Pool #RA3578,

2.00%, 9/1/50	1,406	1,146

Pool #RA3580,

2.00%, 9/1/50	1,364	1,111

Pool #RA3653,

1.50%, 10/1/50	670	518

Pool #RA3662,

2.50%, 10/1/50	688	581

Pool #RA3663,

2.50%, 10/1/50	700	591

Pool #RA3723,

2.00%, 10/1/50	1,395	1,136

Pool #RA3765,

2.50%, 10/1/50	675	571

Pool #RA3908,

1.50%, 11/1/50	618	475

Pool #RA3913,

2.50%, 11/1/50	7,888	6,695

Pool #RA4209,

1.50%, 12/1/50	1,946	1,495

Pool #RA4218,

2.50%, 12/1/50	8,528	7,205

Pool #RA5204,

2.00%, 5/1/51	1,692	1,376

Pool #RA5373,

2.00%, 6/1/51	814	662

Pool #RA6333,

2.00%, 11/1/51	4,176	3,392

Pool #RA6340,

2.50%, 11/1/51	2,840	2,394

Pool #RA7097,

3.50%, 4/1/52	977	881

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 29.8% (8) continued

Freddie Mac – 10.1% continued

Pool #RA7099,

2.00%, 1/1/51	$3,077	$2,506

Pool #RB0452,

2.00%, 2/1/41	907	760

Pool #RB5032,

2.50%, 2/1/40	82	70

Pool #RB5033,

3.00%, 2/1/40	302	269

Pool #RB5043,

2.50%, 4/1/40	149	129

Pool #RB5048,

2.50%, 5/1/40	82	71

Pool #RB5059,

2.50%, 7/1/40	104	90

Pool #RB5066,

2.50%, 8/1/40	280	241

Pool #RB5072,

2.50%, 9/1/40	288	249

Pool #RB5076,

2.00%, 8/1/40	588	492

Pool #RB5078,

2.50%, 10/1/40	195	168

Pool #RB5085,

2.00%, 11/1/40	525	440

Pool #RB5090,

2.00%, 12/1/40	618	518

Pool #RB5095,

2.00%, 1/1/41	394	330

Pool #RB5100,

2.00%, 2/1/41	325	272

Pool #RB5110,

1.50%, 5/1/41	1,243	993

Pool #RB5111,

2.00%, 5/1/41	522	437

Pool #RB5131,

2.00%, 10/1/41	920	770

Pool #RC1857,

1.50%, 2/1/36	1,390	1,196

Pool #RC1926,

1.50%, 4/1/36	691	593

Pool #RC2045,

2.00%, 6/1/36	322	284

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	94	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 29.8% (8) continued

Freddie Mac – 10.1% continued

Pool #SB0048,

3.00%, 8/1/34	$561	$521

Pool #SB0330,

2.00%, 5/1/35	449	396

Pool #SB0434,

2.00%, 10/1/35	757	668

Pool #SB0507,

2.00%, 3/1/36	1,414	1,247

Pool #SB0571,

2.00%, 10/1/36	1,378	1,216

Pool #SB8045,

2.50%, 5/1/35	199	181

Pool #SB8046,

3.00%, 5/1/35	355	331

Pool #SB8049,

2.50%, 6/1/35	659	599

Pool #SB8052,

2.00%, 7/1/35	548	483

Pool #SB8057,

2.00%, 8/1/35	666	588

Pool #SB8058,

2.50%, 8/1/35	777	706

Pool #SB8061,

2.00%, 9/1/35	1,178	1,039

Pool #SB8067,

1.50%, 9/1/35	298	256

Pool #SB8068,

1.50%, 10/1/35	324	278

Pool #SB8069,

2.00%, 10/1/35	935	825

Pool #SB8073,

1.50%, 11/1/35	419	360

Pool #SB8078,

1.50%, 12/1/35	884	759

Pool #SB8083,

1.50%, 1/1/36	510	438

Pool #SB8092,

1.50%, 3/1/36	907	779

Pool #SB8122,

1.50%, 10/1/36	1,894	1,626

Pool #SB8501,

2.00%, 8/1/35	773	682

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 29.8% (8) continued

Freddie Mac – 10.1% continued

Pool #SD0163,

3.00%, 12/1/49	$668	$588

Pool #SD0261,

3.00%, 2/1/50	271	238

Pool #SD0262,

3.50%, 2/1/50	442	406

Pool #SD0410,

2.50%, 8/1/50	1,381	1,169

Pool #SD0414,

2.50%, 8/1/50	256	216

Pool #SD0467,

2.00%, 12/1/50	638	520

Pool #SD0537,

2.00%, 3/1/51	3,376	2,748

Pool #SD0608,

2.50%, 5/1/51	3,440	2,941

Pool #SD0764,

2.50%, 10/1/51	2,729	2,300

Pool #SD1592,

4.00%, 8/1/52	798	741

Pool #SD1596,

4.00%, 9/1/52	699	651

Pool #SD7512,

3.00%, 2/1/50	570	504

Pool #SD7536,

2.50%, 2/1/51	6,426	5,438

Pool #SD7537,

2.00%, 3/1/51	3,399	2,768

Pool #SD7539,

2.00%, 4/1/51	3,388	2,766

Pool #SD7541,

2.00%, 5/1/51	2,309	1,884

Pool #SD8019,

4.50%, 10/1/49	423	408

Pool #SD8023,

2.50%, 11/1/49	319	269

Pool #SD8029,

2.50%, 12/1/49	357	302

Pool #SD8037,

2.50%, 1/1/50	363	306

Pool #SD8083,

2.50%, 8/1/50	814	688

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	95	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 29.8% (8) continued

Freddie Mac – 10.1% continued

Pool #SD8090,

2.00%, 9/1/50	$2,502	$2,038

Pool #SD8097,

2.00%, 8/1/50	2,201	1,792

Pool #SD8104,

1.50%, 11/1/50	4,268	3,278

Pool #SD8112,

1.50%, 12/1/50	1,266	973

Pool #SD8139,

1.50%, 4/1/51	2,425	1,862

Pool #ZA1036,

4.50%, 2/1/40	84	82

Pool #ZA1159,

3.50%, 4/1/42	246	227

Pool #ZA1165,

3.50%, 4/1/42	347	319

Pool #ZA1254,

3.00%, 10/1/42	1,096	983

Pool #ZA1334,

3.50%, 7/1/42	121	111

Pool #ZA1361,

3.50%, 5/1/43	176	162

Pool #ZA1375,

4.00%, 9/1/44	98	93

Pool #ZA1378,

3.50%, 10/1/44	161	148

Pool #ZA2773,

2.50%, 8/1/27	78	75

Pool #ZA3862,

2.50%, 5/1/31	303	281

Pool #ZA4194,

3.00%, 4/1/43	256	230

Pool #ZA4214,

3.00%, 5/1/43	388	347

Pool #ZA4715,

4.00%, 9/1/46	960	910

Pool #ZA5107,

4.00%, 11/1/47	182	172

Pool #ZA5642,

4.00%, 9/1/48	192	181

Pool #ZA5950,

4.50%, 11/1/48	491	475

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 29.8% (8) continued

Freddie Mac – 10.1% continued

Pool #ZI6135,

5.00%, 9/1/34	$409	$412

Pool #ZI6854,

4.50%, 12/1/37	46	44

Pool #ZI7645,

5.00%, 6/1/38	106	107

Pool #ZI8519,

4.50%, 2/1/39	19	19

Pool #ZI9349,

4.50%, 10/1/39	287	280

Pool #ZI9657,

4.50%, 1/1/40	361	352

Pool #ZI9862,

4.50%, 3/1/40	186	183

Pool #ZI9939,

4.50%, 4/1/40	125	122

Pool #ZJ0631,

4.50%, 10/1/40	158	155

Pool #ZJ1046,

4.00%, 1/1/41	189	180

Pool #ZJ1052,

4.00%, 1/1/41	166	158

Pool #ZJ1228,

4.00%, 2/1/41	253	240

Pool #ZJ1359,

4.50%, 3/1/41	124	121

Pool #ZK5468,

2.00%, 5/1/28	355	334

Pool #ZK7259,

2.50%, 4/1/30	321	298

Pool #ZK7533,

2.50%, 7/1/30	207	192

Pool #ZL1714,

4.50%, 7/1/41	172	168

Pool #ZL1806,

4.50%, 8/1/41	469	460

Pool #ZL1922,

4.00%, 9/1/41	61	58

Pool #ZL2350,

3.50%, 11/1/41	86	79

Pool #ZL3211,

3.50%, 6/1/42	347	319

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	96	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 29.8% (8) continued

Freddie Mac – 10.1% continued

Pool #ZL3245,

4.00%, 6/1/42	$531	$506

Pool #ZL3535,

3.50%, 8/1/42	631	585

Pool #ZL3551,

3.50%, 8/1/42	465	426

Pool #ZL4634,

3.00%, 1/1/43	1,593	1,426

Pool #ZL4709,

3.00%, 1/1/43	355	317

Pool #ZL5074,

3.00%, 2/1/43	150	135

Pool #ZL5915,

3.50%, 5/1/43	716	658

Pool #ZL5927,

3.00%, 5/1/43	224	201

Pool #ZL6381,

3.00%, 6/1/43	344	308

Pool #ZL6467,

3.00%, 7/1/43	256	229

Pool #ZL6676,

3.00%, 8/1/43	528	472

Pool #ZL6920,

3.50%, 8/1/43	103	95

Pool #ZL7780,

4.00%, 2/1/44	284	268

Pool #ZL8299,

3.50%, 7/1/44	681	625

Pool #ZL8300,

4.00%, 7/1/44	548	517

Pool #ZL8709,

4.00%, 11/1/44	167	159

Pool #ZM0489,

4.00%, 11/1/45	206	195

Pool #ZM0617,

3.50%, 12/1/45	249	229

Pool #ZM1194,

3.00%, 6/1/46	295	263

Pool #ZM1933,

3.00%, 10/1/46	330	293

Pool #ZM2167,

3.00%, 11/1/46	526	468

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 29.8% (8) continued

Freddie Mac – 10.1% continued

Pool #ZM2286,

3.50%, 12/1/46	$874	$799

Pool #ZM3525,

3.50%, 6/1/47	129	118

Pool #ZM3933,

3.50%, 8/1/47	495	452

Pool #ZM4305,

3.50%, 9/1/47	495	452

Pool #ZM4601,

3.50%, 10/1/47	618	565

Pool #ZM4711,

4.00%, 11/1/47	806	763

Pool #ZM4736,

3.50%, 11/1/47	180	164

Pool #ZM4908,

3.50%, 11/1/47	342	312

Pool #ZM5133,

3.50%, 12/1/47	149	136

Pool #ZM5397,

3.50%, 1/1/48	294	268

Pool #ZM5659,

3.50%, 2/1/48	290	265

Pool #ZM5917,

4.00%, 3/1/48	208	197

Pool #ZM6682,

4.50%, 5/1/48	232	225

Pool #ZM7370,

4.00%, 7/1/48	133	126

Pool #ZM7378,

5.00%, 7/1/48	174	172

Pool #ZM7849,

4.00%, 8/1/48	52	49

Pool #ZM8045,

4.00%, 9/1/48	187	177

Pool #ZM8575,

4.50%, 10/1/48	152	147

Pool #ZN1506,

3.50%, 11/1/48	780	709

Pool #ZN3447,

3.50%, 2/1/49	120	109

Pool #ZS0932,

4.50%, 8/1/34	10	10

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	97	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 29.8% (8) continued

Freddie Mac – 10.1% continued

Pool #ZS1567,

5.00%, 8/1/37	$13	$13

Pool #ZS2391,

5.00%, 9/1/38	25	25

Pool #ZS2499,

5.00%, 3/1/38	61	61

Pool #ZS2533,

4.50%, 2/1/39	60	59

Pool #ZS2827,

4.50%, 11/1/39	147	144

Pool #ZS2905,

4.50%, 4/1/40	212	208

Pool #ZS3554,

3.50%, 7/1/42	228	209

Pool #ZS3596,

4.00%, 6/1/42	589	561

Pool #ZS3613,

4.00%, 8/1/42	320	305

Pool #ZS3792,

2.50%, 7/1/43	299	254

Pool #ZS4078,

3.50%, 1/1/45	322	296

Pool #ZS4100,

3.50%, 3/1/45	573	526

Pool #ZS4127,

4.50%, 7/1/44	136	133

Pool #ZS4472,

3.50%, 2/1/42	219	201

Pool #ZS4522,

3.00%, 7/1/43	879	786

Pool #ZS4536,

3.50%, 10/1/43	311	285

Pool #ZS4584,

3.00%, 9/1/44	109	98

Pool #ZS4590,

3.00%, 11/1/44	1,231	1,098

Pool #ZS4600,

4.00%, 1/1/45	319	303

Pool #ZS4607,

3.50%, 3/1/45	408	375

Pool #ZS4617,

3.00%, 6/1/45	209	186

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 29.8% (8) continued

Freddie Mac – 10.1% continued

Pool #ZS4618,

3.50%, 6/1/45	$334	$307

Pool #ZS4621,

3.00%, 7/1/45	503	448

Pool #ZS4627,

4.00%, 8/1/45	113	108

Pool #ZS4629,

3.00%, 9/1/45	1,546	1,377

Pool #ZS4630,

3.50%, 9/1/45	226	208

Pool #ZS4634,

4.00%, 10/1/45	134	127

Pool #ZS4639,

4.00%, 11/1/45	137	131

Pool #ZS4642,

3.50%, 12/1/45	461	423

Pool #ZS4655,

3.50%, 3/1/46	225	206

Pool #ZS4667,

3.00%, 6/1/46	322	287

Pool #ZS4671,

3.00%, 8/1/46	722	642

Pool #ZS4677,

3.00%, 9/1/46	202	179

Pool #ZS4682,

3.00%, 10/1/46	265	236

Pool #ZS4703,

3.00%, 2/1/47	209	185

Pool #ZS4722,

3.50%, 6/1/47	207	189

Pool #ZS4730,

3.50%, 8/1/47	77	71

Pool #ZS4740,

4.00%, 10/1/47	370	349

Pool #ZS4743,

3.50%, 11/1/47	501	458

Pool #ZS4745,

4.50%, 11/1/47	355	344

Pool #ZS4747,

3.50%, 12/1/47	139	127

Pool #ZS4748,

4.00%, 12/1/47	385	364

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	98	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 29.8% (8) continued

Freddie Mac – 10.1% continued

Pool #ZS4749,

4.50%, 12/1/47	$118	$114

Pool #ZS4752,

4.00%, 1/1/48	307	292

Pool #ZS4759,

3.50%, 3/1/48	301	275

Pool #ZS4769,

4.00%, 5/1/48	163	154

Pool #ZS4773,

4.50%, 6/1/48	52	50

Pool #ZS4781,

4.50%, 7/1/48	127	123

Pool #ZS4785,

4.00%, 8/1/48	125	118

Pool #ZS6948,

2.50%, 11/1/28	187	179

Pool #ZS8023,

2.00%, 8/1/32	58	52

Pool #ZS8495,

2.50%, 8/1/28	784	746

Pool #ZS8628,

2.00%, 11/1/31	95	85

Pool #ZS8639,

2.00%, 1/1/32	33	29

Pool #ZS9449,

3.50%, 8/1/45	344	316

Pool #ZS9495,

3.50%, 10/1/45	549	504

Pool #ZS9580,

3.50%, 12/1/45	491	451

Pool #ZS9805,

3.00%, 9/1/46	505	450

Pool #ZS9813,

3.00%, 9/1/46	532	473

Pool #ZS9827,

3.00%, 10/1/46	456	406

Pool #ZS9828,

3.00%, 10/1/46	440	391

Pool #ZT0495,

4.50%, 8/1/48	57	55

Pool #ZT0524,

4.50%, 9/1/48	293	283

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 29.8% (8) continued

Freddie Mac – 10.1% continued

Pool #ZT0542,

4.00%, 7/1/48	$563	$532

Pool #ZT0712,

4.00%, 10/1/48	178	168

Pool #ZT0787,

4.00%, 10/1/48	160	151

Pool #ZT1702,

4.00%, 1/1/49	306	290

Pool #ZT2091,

3.00%, 6/1/34	84	78

		216,257

Freddie Mac Gold – 0.5%

Pool #A16753,

5.00%, 11/1/33	27	26

Pool #A17665,

5.00%, 1/1/34	30	30

Pool #A27950,

5.50%, 11/1/34	91	94

Pool #A31136,

5.50%, 1/1/35	127	127

Pool #A39306,

5.50%, 11/1/35	35	35

Pool #A46224,

5.00%, 7/1/35	9	9

Pool #A48104,

5.00%, 1/1/36	39	39

Pool #A57604,

5.00%, 3/1/37	49	50

Pool #A58718,

5.50%, 3/1/37	5	5

Pool #A59081,

5.50%, 4/1/37	44	44

Pool #A61560,

5.50%, 10/1/36	92	95

Pool #A64474,

5.50%, 9/1/37	7	7

Pool #A67116,

7.00%, 10/1/37	14	14

Pool #A68761,

5.50%, 9/1/37	110	110

Pool #A69303,

6.00%, 11/1/37	9	10

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	99	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 29.8% (8) continued

Freddie Mac Gold – 0.5% continued

Pool #A73778,

5.00%, 2/1/38	$38	$38

Pool #A74134,

7.00%, 2/1/38	19	19

Pool #A81606,

6.00%, 9/1/38	15	16

Pool #A83008,

5.50%, 11/1/38	111	113

Pool #A91541,

5.00%, 3/1/40	81	82

Pool #C91009,

5.00%, 11/1/26	2	2

Pool #C91247,

5.00%, 4/1/29	42	41

Pool #C91370,

4.50%, 5/1/31	79	76

Pool #C91388,

3.50%, 2/1/32	91	86

Pool #C91485,

3.50%, 8/1/32	134	126

Pool #C91826,

3.00%, 5/1/35	97	90

Pool #C91858,

3.00%, 12/1/35	98	91

Pool #C91879,

3.00%, 6/1/36	115	106

Pool #C91891,

3.00%, 9/1/36	142	131

Pool #C91904,

2.50%, 11/1/36	85	74

Pool #C91908,

3.00%, 1/1/37	56	51

Pool #C91949,

3.00%, 9/1/37	111	101

Pool #C91955,

3.00%, 10/1/37	99	91

Pool #C91970,

3.50%, 1/1/38	126	117

Pool #D97564,

5.00%, 1/1/28	69	67

Pool #D99094,

3.00%, 3/1/32	90	83

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 29.8% (8) continued

Freddie Mac Gold – 0.5% continued

Pool #E04044,

3.50%, 8/1/27	$208	$198

Pool #G02064,

5.00%, 2/1/36	47	47

Pool #G02069,

5.50%, 3/1/36	7	7

Pool #G02386,

6.00%, 11/1/36	73	77

Pool #G02391,

6.00%, 11/1/36	2	2

Pool #G02540,

5.00%, 11/1/34	25	25

Pool #G02649,

6.00%, 1/1/37	4	4

Pool #G02789,

6.00%, 4/1/37	334	351

Pool #G02911,

6.00%, 4/1/37	5	5

Pool #G02973,

6.00%, 6/1/37	10	10

Pool #G03121,

5.00%, 6/1/36	38	38

Pool #G03134,

5.50%, 8/1/36	18	19

Pool #G03218,

6.00%, 9/1/37	9	10

Pool #G03351,

6.00%, 9/1/37	21	22

Pool #G03513,

6.00%, 11/1/37	21	23

Pool #G03600,

7.00%, 11/1/37	11	12

Pool #G03737,

6.50%, 11/1/37	142	150

Pool #G03992,

6.00%, 3/1/38	29	30

Pool #G04287,

5.00%, 5/1/38	43	43

Pool #G04459,

5.50%, 6/1/38	36	37

Pool #G04611,

6.00%, 7/1/38	84	88

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	100	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 29.8% (8) continued

Freddie Mac Gold – 0.5% continued

Pool #G04650,

6.50%, 9/1/38	$35	$37

Pool #G05733,

5.00%, 11/1/39	115	116

Pool #G05969,

5.00%, 8/1/40	58	58

Pool #G06767,

5.00%, 10/1/41	226	228

Pool #G06947,

6.00%, 5/1/40	82	86

Pool #G08189,

7.00%, 3/1/37	14	15

Pool #G08192,

5.50%, 4/1/37	17	18

Pool #G08341,

5.00%, 4/1/39	299	302

Pool #G12868,

5.00%, 11/1/22(10)	—	—

Pool #G13136,

4.50%, 5/1/23	2	2

Pool #G13151,

6.00%, 3/1/23(10)	—	—

Pool #G13201,

4.50%, 7/1/23	1	1

Pool #G13433,

5.50%, 1/1/24	2	2

Pool #G14168,

5.50%, 12/1/24	2	2

Pool #G14554,

4.50%, 7/1/26	10	10

Pool #G14891,

3.00%, 10/1/28	114	110

Pool #G15134,

3.00%, 5/1/29	81	78

Pool #G16562,

3.50%, 8/1/33	276	262

Pool #G16774,

3.50%, 2/1/34	138	131

Pool #G16786,

4.00%, 4/1/34	156	152

Pool #G18220,

6.00%, 11/1/22(10)	—	—

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 29.8% (8) continued

Freddie Mac Gold – 0.5% continued

Pool #G18438,

2.50%, 6/1/27	$93	$90

Pool #G18571,

2.50%, 10/1/30	153	142

Pool #G18601,

3.00%, 5/1/31	202	191

Pool #G18664,

3.50%, 10/1/32	123	117

Pool #G18681,

3.00%, 3/1/33	387	361

Pool #G30327,

4.50%, 1/1/27	8	8

Pool #G31020,

2.50%, 2/1/37	31	27

Pool #G31057,

3.00%, 2/1/38	180	166

Pool #G67713,

4.00%, 6/1/48	612	580

Pool #J06476,

5.50%, 11/1/22(10)	—	—

Pool #J08202,

5.00%, 7/1/23	1	1

Pool #J08454,

5.00%, 8/1/23	2	2

Pool #J08913,

5.50%, 10/1/23	1	1

Pool #J09148,

5.00%, 12/1/23	6	6

Pool #J09305,

5.00%, 2/1/24	8	8

Pool #J09463,

5.00%, 3/1/24	10	10

Pool #J11136,

4.00%, 11/1/24	5	4

Pool #J12098,

4.50%, 4/1/25	68	67

Pool #J14808,

3.50%, 3/1/26	135	128

Pool #J16932,

3.00%, 10/1/26	80	78

Pool #J17055,

3.00%, 11/1/26	75	73

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	101	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 29.8% (8) continued

Freddie Mac Gold – 0.5% continued

Pool #J17232,

3.00%, 11/1/26	$71	$69

Pool #J20834,

2.50%, 10/1/27	180	173

Pool #J21601,

2.50%, 12/1/27	704	672

Pool #J22069,

2.50%, 1/1/28	48	46

Pool #J22986,

2.50%, 3/1/28	371	354

Pool #J30435,

3.00%, 1/1/30	213	202

Pool #J32244,

3.00%, 7/1/30	849	801

Pool #K90071,

3.00%, 2/1/33	264	244

Pool #K90641,

3.50%, 6/1/33	35	33

Pool #K90791,

3.00%, 7/1/33	148	137

Pool #K92325,

3.00%, 1/1/35	177	164

Pool #V60268,

3.00%, 9/1/28	359	346

Pool #V60886,

2.50%, 8/1/30	106	99

Pool #V60902,

2.50%, 8/1/30	92	85

Pool #V61347,

2.50%, 10/1/31	341	317

		10,906

Government National Mortgage Association I – 0.2%

Pool #510835,

5.50%, 2/15/35	9	10

Pool #553463,

3.50%, 1/15/42	296	276

Pool #597889,

5.50%, 6/15/33	63	63

Pool #614169,

5.00%, 7/15/33	17	18

Pool #616879,

3.50%, 2/15/42	246	231

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 29.8% (8) continued

Government National Mortgage Association I – 0.2% continued

Pool #617739,

6.00%, 10/15/37	$4	$4

Pool #634431,

6.00%, 9/15/34	10	11

Pool #641416,

5.50%, 4/15/35	67	67

Pool #646341,

6.00%, 11/15/36	9	9

Pool #648538,

5.00%, 12/15/35	52	51

Pool #651753,

5.50%, 3/15/36	5	5

Pool #670030,

3.00%, 7/15/45	199	177

Pool #675211,

6.50%, 3/15/38	5	6

Pool #675484,

5.50%, 6/15/38	18	19

Pool #676360,

6.50%, 10/15/37	2	2

Pool #682899,

6.00%, 9/15/40	101	105

Pool #687824,

5.50%, 8/15/38	45	48

Pool #687900,

5.00%, 9/15/38	75	74

Pool #687901,

5.00%, 9/15/38	38	38

Pool #692309,

6.00%, 1/15/39	19	20

Pool #697645,

5.50%, 10/15/38	21	22

Pool #698236,

5.00%, 6/15/39	118	118

Pool #698336,

4.50%, 5/15/39	112	110

Pool #699277,

6.00%, 9/15/38	5	5

Pool #700918,

5.50%, 11/15/38	28	29

Pool #700972,

5.50%, 11/15/38	9	10

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	102	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 29.8% (8) continued

Government National Mortgage Association I – 0.2% continued

Pool #701196,

6.00%, 10/15/38	$5	$5

Pool #703677,

5.50%, 6/15/39	78	80

Pool #704185,

5.50%, 1/15/39	16	17

Pool #704514,

4.50%, 5/15/39	237	233

Pool #717175,

4.50%, 6/15/39	124	123

Pool #719262,

5.00%, 8/15/40	74	75

Pool #720202,

4.50%, 7/15/39	100	99

Pool #723231,

4.00%, 10/15/39	95	91

Pool #723339,

5.00%, 9/15/39	55	55

Pool #726085,

4.00%, 11/15/24	18	17

Pool #728629,

4.50%, 1/15/40	170	168

Pool #736768,

3.00%, 11/15/42	500	447

Pool #737286,

4.50%, 5/15/40	141	139

Pool #737416,

3.50%, 9/15/25	17	16

Pool #738134,

3.50%, 4/15/26	40	38

Pool #738247,

4.50%, 4/15/41	65	64

Pool #745215,

4.00%, 7/15/25	16	16

Pool #747643,

4.50%, 8/15/40	203	200

Pool #760874,

3.50%, 2/15/26	39	36

Pool #768800,

4.50%, 6/15/41	32	31

Pool #773939,

4.00%, 11/15/41	201	193

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 29.8% (8) continued

Government National Mortgage Association I – 0.2% continued

Pool #778957,

3.50%, 3/15/42	$302	$281

Pool #782131,

5.50%, 12/15/36	19	20

Pool #782150,

5.50%, 4/15/37	26	27

Pool #782259,

5.00%, 2/15/36	52	52

Pool #782272,

5.50%, 2/15/38	44	46

Pool #782498,

6.00%, 12/15/38	21	23

Pool #782584,

5.00%, 3/15/39	25	25

Pool #782675,

4.50%, 6/15/24	11	11

Pool #782696,

5.00%, 6/15/39	114	115

Pool #782831,

6.00%, 12/15/39	15	16

Pool #783176,

4.00%, 11/15/40	310	297

Pool #783740,

2.50%, 12/15/27	60	57

Pool #AA5391,

3.50%, 6/15/42	17	16

Pool #AA6089,

3.00%, 2/15/43	219	196

Pool #AB2761,

3.50%, 8/15/42	58	54

Pool #AB2891,

3.00%, 9/15/42	79	71

Pool #AD8781,

3.00%, 3/15/43	180	160

Pool #AD9016,

3.00%, 4/15/43	149	133

Pool #AL1763,

3.50%, 1/15/45	82	76

		5,347

Government National Mortgage Association II – 5.7%

Pool #3570,

6.00%, 6/20/34	23	25

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	103	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 29.8% (8) continued

Government National Mortgage Association II – 5.7% continued

Pool #3665,

5.50%, 1/20/35	$60	$61

Pool #3852,

6.00%, 5/20/36	10	11

Pool #3879,

6.00%, 7/20/36	29	31

Pool #3910,

6.00%, 10/20/36	15	16

Pool #3994,

5.00%, 6/20/37	9	9

Pool #4018,

6.50%, 8/20/37	37	39

Pool #4026,

5.00%, 9/20/37	15	15

Pool #4027,

5.50%, 9/20/37	6	6

Pool #4040,

6.50%, 10/20/37	8	9

Pool #4098,

5.50%, 3/20/38	44	45

Pool #4116,

6.50%, 4/20/38	18	19

Pool #4170,

6.00%, 6/20/38	34	37

Pool #4194,

5.50%, 7/20/38	76	77

Pool #4243,

5.00%, 9/20/38	18	19

Pool #4244,

5.50%, 9/20/38	22	23

Pool #4245,

6.00%, 9/20/38	12	13

Pool #4269,

6.50%, 10/20/38	17	18

Pool #4290,

5.50%, 11/20/38	15	15

Pool #4344,

6.00%, 1/20/39	26	28

Pool #4345,

6.50%, 1/20/39	20	21

Pool #4425,

5.50%, 4/20/39	45	47

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 29.8% (8) continued

Government National Mortgage Association II – 5.7% continued

Pool #4559,

5.00%, 10/20/39	$92	$94

Pool #4561,

6.00%, 10/20/39	56	60

Pool #4617,

4.50%, 1/20/40	27	26

Pool #4619,

5.50%, 1/20/40	104	108

Pool #4713,

4.50%, 6/20/40	77	75

Pool #4747,

5.00%, 7/20/40	69	70

Pool #4881,

3.50%, 12/20/40	296	275

Pool #4882,

4.00%, 12/20/40	663	633

Pool #4923,

4.50%, 1/20/41	70	70

Pool #5050,

4.00%, 5/20/26	37	36

Pool #5081,

4.00%, 6/20/41	111	106

Pool #5082,

4.50%, 6/20/41	114	112

Pool #5114,

4.00%, 7/20/41	426	407

Pool #5141,

5.00%, 8/20/41	68	69

Pool #5175,

4.50%, 9/20/41	68	67

Pool #5202,

3.50%, 10/20/41	180	167

Pool #5203,

4.00%, 10/20/41	108	103

Pool #5232,

3.50%, 11/20/41	336	313

Pool #5264,

5.50%, 12/20/41	8	8

Pool #5280,

4.00%, 1/20/42	123	117

Pool #5304,

3.50%, 2/20/42	125	116

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	104	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 29.8% (8) continued

Government National Mortgage Association II – 5.7% continued

Pool #5317,

5.50%, 2/20/42	$62	$65

Pool #5331,

3.50%, 3/20/42	197	183

Pool #626951,

3.00%, 6/20/45	517	457

Pool #737602,

4.00%, 11/20/40	166	158

Pool #752757,

4.50%, 11/20/40	208	204

Pool #755677,

4.00%, 12/20/40	98	94

Pool #766711,

4.00%, 5/20/42	486	465

Pool #782433,

6.00%, 10/20/38	49	53

Pool #783976,

3.50%, 4/20/43	1,464	1,342

Pool #784345,

3.50%, 7/20/47	423	397

Pool #AA5970,

3.00%, 1/20/43	591	531

Pool #AA6149,

3.00%, 3/20/43	587	527

Pool #AA6160,

3.50%, 3/20/43	190	176

Pool #AA6243,

3.50%, 4/20/43	59	54

Pool #AB9443,

3.50%, 11/20/42	245	224

Pool #AD1755,

3.50%, 2/20/43	353	324

Pool #AD8825,

3.50%, 3/20/43	187	171

Pool #AF5097,

4.00%, 8/20/43	500	476

Pool #AJ0645,

3.50%, 7/20/44	150	137

Pool #AJ3643,

4.00%, 10/20/44	417	394

Pool #AO7682,

4.00%, 8/20/45	360	340

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 29.8% (8) continued

Government National Mortgage Association II – 5.7% continued

Pool #BB6965,

3.50%, 7/20/47	$303	$278

Pool #BE9902,

4.50%, 6/20/48	95	91

Pool #MA0006,

2.50%, 4/20/27	39	38

Pool #MA0022,

3.50%, 4/20/42	195	181

Pool #MA0088,

3.50%, 5/20/42	441	410

Pool #MA0220,

3.50%, 7/20/42	230	214

Pool #MA0318,

3.50%, 8/20/42	424	393

Pool #MA0321,

5.00%, 8/20/42	104	105

Pool #MA0391,

3.00%, 9/20/42	983	884

Pool #MA0392,

3.50%, 9/20/42	191	177

Pool #MA0698,

3.00%, 1/20/43	230	207

Pool #MA0826,

3.00%, 3/20/28	53	51

Pool #MA0850,

2.50%, 3/20/43	97	83

Pool #MA0851,

3.00%, 3/20/43	332	299

Pool #MA0933,

3.00%, 4/20/43	404	363

Pool #MA0934,

3.50%, 4/20/43	132	123

Pool #MA1011,

3.00%, 5/20/43	389	350

Pool #MA1012,

3.50%, 5/20/43	356	331

Pool #MA1089,

3.00%, 6/20/43	411	370

Pool #MA1224,

3.50%, 8/20/43	290	269

Pool #MA1285,

3.50%, 9/20/43	171	159

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	105	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 29.8% (8) continued

Government National Mortgage Association II – 5.7% continued

Pool #MA1839,

4.00%, 4/20/44	$88	$83

Pool #MA1920,

4.00%, 5/20/44	93	88

Pool #MA2224,

4.00%, 9/20/44	521	494

Pool #MA2444,

3.00%, 12/20/44	61	55

Pool #MA2521,

3.50%, 1/20/45	261	241

Pool #MA2522,

4.00%, 1/20/45	112	106

Pool #MA2677,

3.00%, 3/20/45	124	112

Pool #MA2753,

3.00%, 4/20/45	342	308

Pool #MA2754,

3.50%, 4/20/45	137	127

Pool #MA2891,

3.00%, 6/20/45	379	341

Pool #MA2892,

3.50%, 6/20/45	131	121

Pool #MA2960,

3.00%, 7/20/45	311	280

Pool #MA3034,

3.50%, 8/20/45	379	351

Pool #MA3104,

3.00%, 9/20/45	440	396

Pool #MA3106,

4.00%, 9/20/45	325	309

Pool #MA3172,

3.00%, 10/20/45	82	74

Pool #MA3174,

4.00%, 10/20/45	181	172

Pool #MA3244,

3.50%, 11/20/45	288	265

Pool #MA3245,

4.00%, 11/20/45	668	635

Pool #MA3310,

3.50%, 12/20/45	1,082	997

Pool #MA3378,

4.50%, 1/20/46	434	430

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 29.8% (8) continued

Government National Mortgage Association II – 5.7% continued

Pool #MA3521,

3.50%, 3/20/46	$538	$497

Pool #MA3522,

4.00%, 3/20/46	155	146

Pool #MA3596,

3.00%, 4/20/46	305	274

Pool #MA3597,

3.50%, 4/20/46	543	501

Pool #MA3662,

3.00%, 5/20/46	511	459

Pool #MA3663,

3.50%, 5/20/46	323	299

Pool #MA3664,

4.00%, 5/20/46	147	139

Pool #MA3735,

3.00%, 6/20/46	616	552

Pool #MA3736,

3.50%, 6/20/46	418	386

Pool #MA3777,

2.50%, 7/20/31	60	54

Pool #MA3778,

3.00%, 7/20/31	79	74

Pool #MA3802,

3.00%, 7/20/46	725	652

Pool #MA3803,

3.50%, 7/20/46	613	567

Pool #MA3873,

3.00%, 8/20/46	277	248

Pool #MA3874,

3.50%, 8/20/46	290	268

Pool #MA3912,

2.50%, 9/20/31	88	79

Pool #MA3936,

3.00%, 9/20/46	637	572

Pool #MA3937,

3.50%, 9/20/46	891	823

Pool #MA4002,

2.50%, 10/20/46	48	41

Pool #MA4003,

3.00%, 10/20/46	424	380

Pool #MA4067,

2.50%, 11/20/46	396	341

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	106	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 29.8% (8) continued

Government National Mortgage Association II – 5.7% continued

Pool #MA4068,

3.00%, 11/20/46	$2,039	$1,824

Pool #MA4101,

2.50%, 12/20/31	46	42

Pool #MA4125,

2.50%, 12/20/46	27	23

Pool #MA4196,

3.50%, 1/20/47	435	402

Pool #MA4322,

4.00%, 3/20/47	170	162

Pool #MA4382,

3.50%, 4/20/47	138	127

Pool #MA4509,

3.00%, 6/20/47	668	599

Pool #MA4512,

4.50%, 6/20/47	245	238

Pool #MA4624,

3.00%, 8/20/32	65	60

Pool #MA4652,

3.50%, 8/20/47	573	529

Pool #MA4718,

3.00%, 9/20/47	1,563	1,400

Pool #MA4719,

3.50%, 9/20/47	893	828

Pool #MA4778,

3.50%, 10/20/47	564	520

Pool #MA4838,

4.00%, 11/20/47	80	76

Pool #MA4900,

3.50%, 12/20/47	567	523

Pool #MA4962,

3.50%, 1/20/48	524	483

Pool #MA4963,

4.00%, 1/20/48	194	184

Pool #MA5021,

4.50%, 2/20/48	265	257

Pool #MA5077,

3.50%, 3/20/48	612	564

Pool #MA5137,

4.00%, 4/20/48	83	79

Pool #MA5191,

3.50%, 5/20/48	357	329

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 29.8% (8) continued

Government National Mortgage Association II – 5.7% continued

Pool #MA5264,

4.00%, 6/20/48	$207	$195

Pool #MA5265,

4.50%, 6/20/48	210	204

Pool #MA5266,

5.00%, 6/20/48	282	278

Pool #MA5330,

4.00%, 7/20/48	273	259

Pool #MA5331,

4.50%, 7/20/48	424	412

Pool #MA5398,

4.00%, 8/20/48	193	183

Pool #MA5399,

4.50%, 8/20/48	209	203

Pool #MA5466,

4.00%, 9/20/48	469	442

Pool #MA5467,

4.50%, 9/20/48	246	239

Pool #MA5528,

4.00%, 10/20/48	270	255

Pool #MA5529,

4.50%, 10/20/48	239	232

Pool #MA5595,

4.00%, 11/20/48	94	89

Pool #MA5653,

5.00%, 12/20/48	317	313

Pool #MA5818,

4.50%, 3/20/49	247	239

Pool #MA5931,

4.00%, 5/20/49	489	461

Pool #MA5985,

3.50%, 6/20/49	513	469

Pool #MA6040,

4.00%, 7/20/49	583	547

Pool #MA6217,

2.50%, 10/20/49	223	193

Pool #MA6218,

3.00%, 10/20/49	835	745

Pool #MA6282,

2.50%, 11/20/49	590	510

Pool #MA6283,

3.00%, 11/20/49	1,260	1,130

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	107	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 29.8% (8) continued

Government National Mortgage Association II – 5.7% continued

Pool #MA6310,

3.00%, 12/20/34	$55	$51

Pool #MA6337,

2.50%, 12/20/49	175	151

Pool #MA6338,

3.00%, 12/20/49	1,884	1,680

Pool #MA6339,

3.50%, 12/20/49	987	906

Pool #MA6408,

2.50%, 1/20/50	461	399

Pool #MA6409,

3.00%, 1/20/50	541	482

Pool #MA6410,

3.50%, 1/20/50	986	910

Pool #MA6655,

2.50%, 5/20/50	383	331

Pool #MA6709,

2.50%, 6/20/50	1,783	1,546

Pool #MA6765,

2.50%, 7/20/50	2,053	1,779

Pool #MA6819,

2.50%, 8/20/50	1,138	984

Pool #MA6820,

3.00%, 8/20/50	902	802

Pool #MA6865,

2.50%, 9/20/50	3,553	3,069

Pool #MA6866,

3.00%, 9/20/50	5,808	5,168

Pool #MA6930,

2.00%, 10/20/50	1,332	1,118

Pool #MA6931,

2.50%, 10/20/50	2,866	2,475

Pool #MA6994,

2.00%, 11/20/50	1,737	1,458

Pool #MA6995,

2.50%, 11/20/50	2,641	2,275

Pool #MA7051,

2.00%, 12/20/50	2,313	1,941

Pool #MA7052,

2.50%, 12/20/50	1,606	1,387

Pool #MA7135,

2.00%, 1/20/51	2,902	2,436

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 29.8% (8) continued

Government National Mortgage Association II – 5.7% continued

Pool #MA7136,

2.50%, 1/20/51	$1,843	$1,591

Pool #MA7164,

2.00%, 2/20/36	439	388

Pool #MA7192,

2.00%, 2/20/51	3,665	3,076

Pool #MA7193,

2.50%, 2/20/51	844	729

Pool #MA7254,

2.00%, 3/20/51	4,061	3,407

Pool #MA7311,

2.00%, 4/20/51	2,492	2,091

Pool #MA7312,

2.50%, 4/20/51	1,575	1,360

Pool #MA7367,

2.50%, 5/20/51	891	769

Pool #MA7417,

2.00%, 6/20/51	4,287	3,593

Pool #MA7418,

2.50%, 6/20/51	1,691	1,459

Pool #MA7471,

2.00%, 7/20/51	5,301	4,441

Pool #MA7472,

2.50%, 7/20/51	2,626	2,265

Pool #MA7588,

2.00%, 9/20/51	1,827	1,529

Pool #MA7589,

2.50%, 9/20/51	3,633	3,133

Pool #MA7648,

2.00%, 10/20/51	1,396	1,168

Pool #MA7649,

2.50%, 10/20/51	1,753	1,512

Pool #MA7704,

2.00%, 11/20/51	1,884	1,576

Pool #MA7705,

2.50%, 11/20/51	1,864	1,607

Pool #MA7880,

2.00%, 2/20/52	2,908	2,431

Pool #MA7881,

2.50%, 2/20/52	1,449	1,249

Pool #MA7988,

3.00%, 4/20/52	1,958	1,734

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	108	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 29.8% (8) continued

Government National Mortgage Association II – 5.7% continued

Pool #MA8042,

2.50%, 5/20/52	$1,962	$1,690

Pool #MA8267,

4.00%, 9/20/52	2,000	1,870

Pool #MA8268,

4.50%, 9/20/52	1,000	958

		122,922

Tennessee Valley Authority – 0.1%

5.25%, 9/15/39	1,650	1,756

Total U.S. Government Agencies

(Cost $746,534)		640,376

U.S. GOVERNMENT OBLIGATIONS – 38.7%

U.S. Treasury Bonds – 7.3%

4.50%, 8/15/39	2,000	2,147

4.38%, 11/15/39	2,000	2,112

4.63%, 2/15/40	2,000	2,175

1.13%, 5/15/40	3,500	2,187

4.38%, 5/15/40	2,000	2,104

1.13%, 8/15/40	5,000	3,097

1.38%, 11/15/40	5,000	3,232

1.88%, 2/15/41	7,000	4,958

2.25%, 5/15/41	5,000	3,780

1.75%, 8/15/41	7,300	4,991

3.75%, 8/15/41	4,000	3,833

2.00%, 11/15/41	5,000	3,579

3.13%, 2/15/42	2,000	1,742

3.25%, 5/15/42	450	399

2.75%, 8/15/42	3,000	2,437

2.75%, 11/15/42	4,000	3,241

2.88%, 5/15/43	3,000	2,473

3.63%, 2/15/44	5,000	4,647

3.38%, 5/15/44	3,000	2,676

3.13%, 8/15/44	2,500	2,136

3.00%, 11/15/44	2,500	2,088

2.50%, 2/15/45	3,500	2,668

3.00%, 5/15/45	3,500	2,922

3.00%, 11/15/45	2,000	1,669

2.50%, 2/15/46	3,000	2,278

2.50%, 5/15/46	3,000	2,274

2.25%, 8/15/46	3,000	2,160

2.88%, 11/15/46	2,000	1,633

3.00%, 5/15/47	3,000	2,511

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT OBLIGATIONS - 38.7% continued

U.S. Treasury Bonds – 7.3% continued

2.75%, 8/15/47	$4,000	$3,196

2.75%, 11/15/47	3,500	2,800

3.00%, 2/15/48	4,000	3,368

3.13%, 5/15/48	4,000	3,459

3.00%, 8/15/48	5,000	4,229

3.38%, 11/15/48	5,000	4,551

3.00%, 2/15/49	5,000	4,266

2.88%, 5/15/49	5,000	4,167

2.25%, 8/15/49	5,000	3,656

2.38%, 11/15/49	4,000	3,012

2.00%, 2/15/50	5,500	3,779

1.25%, 5/15/50	6,000	3,358

1.38%, 8/15/50	7,000	4,053

1.63%, 11/15/50	6,000	3,725

1.88%, 2/15/51	5,500	3,641

2.38%, 5/15/51	6,000	4,489

2.00%, 8/15/51	7,000	4,781

1.88%, 11/15/51	5,500	3,637

2.25%, 2/15/52	6,500	4,723

2.88%, 5/15/52	4,000	3,354

3.00%, 8/15/52	3,000	2,589

		156,982

U.S. Treasury Notes – 31.4%

0.38%, 10/31/23	5,000	4,793

2.88%, 10/31/23	10,000	9,849

2.75%, 11/15/23	5,000	4,914

0.50%, 11/30/23	10,000	9,571

0.75%, 12/31/23	10,000	9,573

0.13%, 1/15/24	10,000	9,479

0.88%, 1/31/24	5,000	4,777

0.13%, 2/15/24	10,000	9,446

2.38%, 2/29/24	10,000	9,736

0.25%, 3/15/24	10,000	9,430

2.25%, 3/31/24	5,000	4,850

0.38%, 4/15/24	10,000	9,415

2.50%, 4/30/24	10,000	9,721

2.50%, 5/15/24	10,000	9,713

2.00%, 5/31/24	5,000	4,815

2.50%, 5/31/24	5,000	4,855

2.00%, 6/30/24	10,000	9,616

0.38%, 7/15/24	5,000	4,669

3.00%, 7/31/24	5,000	4,889

0.38%, 8/15/24	5,000	4,651

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	109	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT OBLIGATIONS - 38.7% continued

U.S. Treasury Notes – 31.4% continued

2.38%, 8/15/24	$10,000	$9,657

3.25%, 8/31/24	5,000	4,910

1.50%, 9/30/24	5,000	4,740

4.25%, 9/30/24	5,000	5,002

0.63%, 10/15/24	5,000	4,648

0.75%, 11/15/24	10,000	9,292

2.25%, 11/15/24	5,000	4,796

1.50%, 11/30/24	5,000	4,717

1.00%, 12/15/24	10,000	9,318

1.38%, 1/31/25	10,000	9,366

2.00%, 2/15/25	5,000	4,745

2.75%, 2/28/25	5,000	4,826

1.75%, 3/15/25	10,000	9,416

2.63%, 4/15/25	5,000	4,802

0.38%, 4/30/25	5,000	4,529

2.13%, 5/15/25	5,000	4,736

2.75%, 5/15/25	10,000	9,623

2.75%, 6/30/25	10,000	9,611

0.25%, 7/31/25	5,000	4,469

2.00%, 8/15/25	5,000	4,697

3.13%, 8/15/25	5,000	4,847

0.25%, 8/31/25	10,000	8,908

3.00%, 9/30/25	5,000	4,826

2.63%, 12/31/25	10,000	9,514

0.38%, 1/31/26	5,000	4,404

1.63%, 2/15/26	10,000	9,183

0.50%, 2/28/26	10,000	8,824

0.75%, 3/31/26	10,000	8,879

0.75%, 4/30/26	10,000	8,855

1.63%, 5/15/26	10,000	9,140

0.88%, 6/30/26	10,000	8,853

0.63%, 7/31/26	10,000	8,746

1.50%, 8/15/26	10,000	9,045

1.63%, 9/30/26	10,000	9,079

1.13%, 10/31/26	10,000	8,866

2.00%, 11/15/26	10,000	9,183

2.25%, 2/15/27	10,000	9,243

1.13%, 2/28/27	10,000	8,805

2.50%, 3/31/27	10,000	9,341

2.75%, 4/30/27	5,000	4,719

0.50%, 5/31/27	10,000	8,483

3.25%, 6/30/27	10,000	9,638

2.75%, 7/31/27	10,000	9,416

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT OBLIGATIONS - 38.7% continued

U.S. Treasury Notes – 31.4% continued

2.25%, 8/15/27	$10,000	$9,192

0.50%, 8/31/27	5,000	4,212

0.63%, 11/30/27	5,000	4,203

0.63%, 12/31/27	5,000	4,194

0.75%, 1/31/28	5,000	4,209

2.75%, 2/15/28	5,000	4,682

1.25%, 3/31/28	5,000	4,311

2.88%, 5/15/28	5,000	4,699

1.25%, 6/30/28	5,000	4,285

1.00%, 7/31/28	5,000	4,212

2.88%, 8/15/28	5,000	4,691

1.13%, 8/31/28	5,000	4,233

1.25%, 9/30/28	5,000	4,256

3.13%, 11/15/28	5,000	4,751

1.50%, 11/30/28	5,000	4,310

1.38%, 12/31/28	5,000	4,280

2.63%, 2/15/29	5,000	4,607

1.88%, 2/28/29	5,000	4,401

2.38%, 3/31/29	5,000	4,527

2.88%, 4/30/29	5,000	4,668

2.38%, 5/15/29	5,000	4,525

2.75%, 5/31/29	5,000	4,630

1.63%, 8/15/29	5,000	4,312

1.75%, 11/15/29	5,000	4,343

1.50%, 2/15/30	5,000	4,243

0.63%, 5/15/30	10,000	7,877

0.63%, 8/15/30	10,000	7,836

0.88%, 11/15/30	10,000	7,966

1.13%, 2/15/31	10,000	8,097

1.63%, 5/15/31	10,000	8,394

1.25%, 8/15/31	15,000	12,122

1.38%, 11/15/31	10,000	8,125

1.88%, 2/15/32	10,000	8,473

2.88%, 5/15/32	10,000	9,245

2.75%, 8/15/32	15,000	13,716

		674,286

Total U.S. Government Obligations

(Cost $936,782)		831,268

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	110	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 0.7%

Arizona – 0.0%

Salt River Project Agricultural Improvement & Power District Electric Revenue Bonds, Build America Bonds,
4.84%, 1/1/41	$110	$109

California – 0.3%

Bay Area Toll Authority Toll Bridge Subordinate Revenue Bonds, Series S1, Build America Bonds,
7.04%, 4/1/50	150	184

Bay Area Toll Authority Toll Bridge Taxable Revenue Bonds, Series S3, Build America Bonds,
6.91%, 10/1/50	150	183

California State G.O. Unlimited Bonds, Build America Bonds,
7.30%, 10/1/39	920	1,101
7.63%, 3/1/40	405	502
7.60%, 11/1/40	400	503

California State Various Purpose Taxable G.O. Unlimited Bonds, Build America Bonds,
7.55%, 4/1/39	585	728

East Bay Municipal Utility District Water System Subordinated Revenue Bonds, Build America Bonds,
5.87%, 6/1/40	300	329

Los Angeles Community College District G.O. Unlimited Bonds, Build America Bonds,
6.75%, 8/1/49	150	185

Los Angeles Unified School District G.O. Unlimited Bonds, Series RY, Build America Bonds,
6.76%, 7/1/34	290	320

Los Angeles Unified School District Taxable G.O. Unlimited Bonds, Series KR, Build America Bonds,
5.75%, 7/1/34	335	343

San Diego County Water Authority Financing Agency Water Revenue Bonds, Build America Bonds,
6.14%, 5/1/49	100	113

San Francisco City & County Public Utilities Commission Water Revenue Bonds, Build America Bonds,
6.95%, 11/1/50	75	92

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 0.7% continued

California – 0.3% continued

University of California Revenue Bonds, Build America Bonds,

5.95%, 5/15/45	$150	$159

University of California Taxable General Revenue Bonds, Series AD,
4.86%, 5/15/12(5)	1,000	857

		5,599

Connecticut – 0.0%

Connecticut State Taxable G.O. Unlimited Bonds, Series A,
5.85%, 3/15/32	300	316

District of Columbia – 0.0%

District of Columbia Income Tax Secured Revenue Bonds, Series E, Build America Bonds,
5.59%, 12/1/34	30	31

Georgia – 0.0%

Municipal Electric Authority of Georgia Revenue Bonds, Build America Bonds,
6.66%, 4/1/57	96	106

Municipal Electric Authority of Georgia Taxable Revenue Bonds, Build America Bonds,
6.64%, 4/1/57	66	71
7.06%, 4/1/57	289	299

		476

Illinois – 0.1%

Chicago Transit Authority Sales & Transfer Tax Receipts Pension Funding Taxable Revenue Bonds, Series A,
6.90%, 12/1/40	300	337

Chicago Transit Authority Sales Tax Receipts Revenue Bonds, Series B, Build America Bonds,

6.20%, 12/1/40	140	150

Illinois State Taxable Pension G.O. Unlimited Bonds,
5.10%, 6/1/33	705	671

		1,158

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	111	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 0.7% continued

Massachusetts – 0.0%

Massachusetts State G.O. Limited Bonds, Series D, Build America Bonds,
4.50%, 8/1/31	$250	$243

Massachusetts State School Building Authority Sales TRB, Build America Bonds,
5.72%, 8/15/39	100	109

		352

Mississippi – 0.0%

Mississippi State G.O. Unlimited Bonds, Series F, Build America Bonds,
5.25%, 11/1/34	100	101

Nevada – 0.0%

Clark County Airport System Taxable Revenue Bonds, Series C, Build America Bonds,
6.82%, 7/1/45	200	238

New Jersey – 0.0%

New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series B, Build America Bonds,
6.56%, 12/15/40	200	215

New Jersey State Turnpike Authority Taxable Revenue Bonds, Build America Bonds,
7.41%, 1/1/40	125	153

Rutgers State University Revenue Bonds, Build America Bonds,
5.67%, 5/1/40	145	150

		518

New York – 0.1%

Metropolitan Transportation Authority Dedicated Tax Fund Taxable Revenue Bonds, Build America Bonds,
7.34%, 11/15/39	75	91

Metropolitan Transportation Authority Taxable Revenue Bonds, Build America Bonds,
6.81%, 11/15/40	60	64

New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Build America Bonds,
5.75%, 6/15/41	200	215

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 0.7% continued

New York – 0.1% continued

5.72%, 6/15/42	$250	$266

New York City Transitional Finance Authority Future Taxable Revenue Bonds, Build America Bonds,
5.77%, 8/1/36	290	301

New York G.O. Unlimited Bonds, Build America Bonds,
5.52%, 10/1/37	100	101

New York State Dormitory Authority Personal Income TRB, Series D, Build America Bonds,
5.60%, 3/15/40	250	260

New York State Dormitory Authority State Personal Income Tax Build America Revenue Bonds, Unrefunded Balance,
5.63%, 3/15/39	75	77

New York State Urban Development Corp. Taxable Revenue Bonds, Build America Bonds,
5.77%, 3/15/39	100	103

Port Authority of New York & New Jersey Consolidated 164th Taxable Revenue Bonds,
5.65%, 11/1/40	350	363

Port Authority of New York & New Jersey Consolidated 165th Taxable Revenue Bonds,
5.65%, 11/1/40	200	208

Port Authority of New York & New Jersey Consolidated 168th Revenue Bonds,
4.93%, 10/1/51	250	240

		2,289

Ohio – 0.1%

American Municipal Power-Ohio, Inc., Revenue Bonds, Subseries B, Build America Bonds,
6.45%, 2/15/44	200	218

American Municipal Power-Ohio, Inc., Taxable Revenue Bonds, Series B, Build America Bonds, Combined Hydroelectric Projects,
8.08%, 2/15/50	300	398

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	112	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 0.7% continued

Ohio – 0.1% continued

Ohio State University Revenue Bonds, Series C, Build America Bonds,
4.91%, 6/1/40	$190	$190

Ohio State University Taxable Revenue Bonds, Series A,
4.80%, 6/1/11(2)	200	173

Ohio State Water Quality Development Authority Pollution Control Taxable Revenue Bonds, Series B-2, Loan Fund,
4.88%, 12/1/34	90	91

		1,070

Oregon – 0.0%

Oregon State Department of Transportation Highway Subordinate Lien User Taxable Revenue Bonds, Series A, Build America Bonds,
5.83%, 11/15/34	200	215

Pennsylvania – 0.0%

State Public School Building Authority Taxable Revenue Bonds, Series A, Qualified School Construction Bonds,
5.00%, 9/15/27	200	200

Tennessee – 0.0%

Metropolitan Government of Nashville & Davidson County Convention Center Authority Subordinate Taxable Revenue Bonds, Series B, Build America Bonds,
6.73%, 7/1/43	100	114

Texas – 0.1%

Dallas Area Rapid Transit Sales TRB, Build America Bonds,
5.02%, 12/1/48	180	175

Dallas Independent School District Taxable G.O. Unlimited Bonds, Series C, Build America Bonds (PSF, Gtd.),
6.45%, 2/15/35	200	202

Houston Pension Taxable G.O. Limited Refunding Bonds, Series A,
6.29%, 3/1/32	230	242

North Texas Tollway Authority Revenue Bonds, Build America Bonds,
6.72%, 1/1/49	125	148

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 0.7% continued

Texas – 0.1% continued

San Antonio Electric & Gas Revenue Bonds, Build America Bonds,
5.99%, 2/1/39	$200	$214

Texas State Taxable G.O. Unlimited Bonds, Build America Bonds,
5.52%, 4/1/39	200	210

Texas Transportation Commission State Highway Fund Taxable Revenue Bonds, Series B, First Tier,
5.18%, 4/1/30	300	304

University of Texas Revenue Bonds, Series C, Build America Bonds,
4.79%, 8/15/46	100	97

		1,592

Utah – 0.0%

Utah State G.O. Unlimited Bonds, Series B, Build America Bonds,
3.54%, 7/1/25	70	68

Virginia – 0.0%

University of Virginia University Taxable Revenue Refunding Bonds,
2.26%, 9/1/50	1,000	596

Washington – 0.0%

Central Puget Sound Regional Transportation Authority Sales & Use TRB, Build America Bonds,
5.49%, 11/1/39	80	84

Washington State Convention Center Public Facilities District Revenue Bonds, Build America Bonds,
6.79%, 7/1/40	95	100

Washington State G.O. Unlimited Bonds, Series F, Build America Bonds,
5.14%, 8/1/40	100	104

		288

Total Municipal Bonds

(Cost $15,548)		15,330

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	113	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

OTHER – 0.0%

Escrow Lehman Brothers Holdings Capital Trust VII(13) (14)	50,000	$—

Total Other

(Cost $39)		—

INVESTMENT COMPANIES – 1.2%

Northern Institutional Funds - U.S. Government Portfolio (Shares),
2.31%(15) (16)	24,705,645	24,706

Total Investment Companies

(Cost $24,706)		24,706

Total Investments – 99.9%

(Cost $2,469,253)		2,145,757

Other Assets less Liabilities – 0.1%		2,354

NET ASSETS – 100.0%		$2,148,111

(1)	Variable or floating rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of September 30, 2022.
(2)	Century bond maturing in 2111.
(3)	Century bond maturing in 2114.
(4)	Century bond maturing in 2116.
(5)	Century bond maturing in 2112.
(6)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(7)	Zero coupon bond.
(8)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(9)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(10)	Principal Amount and Value rounds to less than one thousand.
(11)	Variable or floating rate security. Rate as of September 30, 2022 is disclosed.
(12)	When-Issued Security. Coupon rate is not in effect at September 30, 2022.
(13)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(14)	Issuer has defaulted on terms of debt obligation.
(15)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(16)	7-day current yield as of September 30, 2022 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1Y - 1 Year

3M - 3 Month

CME - Chicago Mercantile Exchange

CMT - Constant Maturity

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

G.O. - General Obligation

Gtd. - Guaranteed

ICE - Intercontinental Exchange

LIBOR - London Interbank Offered Rate

PSF - Permanent School Fund

REMIC - Real Estate Mortgage Investment Conduit

SOFR - Secured Overnight Financing Rate

TBA - To be announced

TRB - Tax Revenue Bonds

USD - United States Dollar

Percentages shown are based on Net Assets.

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	114	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

At September 30, 2022, the security types for the Fund were:

SECURITY TYPE(1)	% OF NET ASSETS
Asset-Backed Securities	0.4%
Commercial Mortgage-Backed Securities	1.1%
Corporate Bonds	20.4%
Foreign Issuer Bonds	7.6%
U.S. Government Agencies	29.8%
U.S. Government Obligations	38.7%
Municipal Bonds	0.7%
Other	0.0%
Investment Companies	1.2%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2022:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities(1)	$—	$9,265	$—	$9,265
Commercial Mortgage-Backed Securities	—	24,127	—	24,127
Corporate Bonds(1)	—	436,895	—	436,895
Foreign Issuer Bonds(1)	—	163,790	—	163,790
U.S. Government Agencies(1)	—	640,376	—	640,376
U.S. Government Obligations(1)	—	831,268	—	831,268
Municipal Bonds(1)	—	15,330	—	15,330
Investment Companies	24,706	—	—	24,706

Total Investments	$24,706	$2,121,051	$—	$2,145,757

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	115	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS – 97.0%

California – 97.0%

Alameda County Joint Powers Authority Lease Revenue Bonds, Series A, Multiple Capital Projects,
4.00%, 12/1/24	$850	$857

Alameda County Unified School District G.O. Unlimited Bonds, Series B, Election of 2014,
5.00%, 8/1/42	2,000	2,093

Albany Unified School District G.O. Unlimited Bonds, Series B, Measure B, Election of 2016,
5.00%, 8/1/43	1,000	1,038

Anaheim Housing & Public Improvement Authority Revenue Refunding Bonds, Series B, Prerefunded,
5.00%, 4/1/23(1)	2,000	2,019

Azusa Unified School District G.O. Unlimited Bonds, Series C, Election of 2014,
5.00%, 8/1/44	1,700	1,782

Bay Area Toll Authority Subordinate Toll Bridge Revenue Refunding Bonds, Series S-H, Prerefunded,
5.00%, 4/1/29(1)	2,000	2,211

Bay Area Toll Authority Toll Bridge Revenue Refunding Bonds, San Francisco Bay Area,
2.95%, 4/1/26(2) (3) (4)	19,670	19,002

Bay Area Toll Authority Toll Bridge Revenue Refunding Bonds, San Francisco Bay Area Toll,
2.00%, 4/1/53(2) (3) (4)	2,620	2,544
2.13%, 4/1/53(2) (3) (4)	15,700	15,007

California Community Choice Financing Authority Clean Energy Project Revenue Bonds, Green Bond, Series B-1,
4.00%, 8/1/31(2) (3) (4)	3,500	3,346

California Community Choice Financing Authority Revenue Bonds, Clean Energy Project, Green Bonds,
4.00%, 12/1/27(2) (3) (4)	1,400	1,386

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 97.0% continued

California – 97.0% continued

California County Tobacco Securitization Agency Tobacco Settlement Revenue Refunding Bonds, Series A,
5.00%, 6/1/29	$310	$324
5.00%, 6/1/30	300	314

California County Tobacco Securitization Agency Tobacco Settlement Revenue Refunding Bonds, Sonoma County Securitization,
5.00%, 6/1/27	325	338

California HFA Municipal Certificates Revenue Bonds, Series 2, Class A,
4.00%, 3/20/33	957	910

California HFA Municipal Certificates Revenue Bonds, Series 2021-1, Class A Certificates,
3.50%, 11/20/35	1,712	1,479

California Housing Finance Agency Municipal Certificates Revenue Bonds, Series 2021-2, Class A Social Certificates (FHLMC Insured),
3.75%, 3/25/35	1,976	1,813

California Housing Finance Agency Municipal Social Certificates Revenue Bonds, Class A,
3.25%, 8/20/36	1,481	1,268

California School Finance Authority Educational Facilities Revenue Bonds, Series A,
4.00%, 7/1/40	800	673

California School Finance Authority Educational Facilities Revenue Bonds, Series A, Kipp Socal Public School Projects,
5.00%, 7/1/39	1,000	983

California School Finance Authority School Facility Revenue Refunding Bonds, Granada Hills Charter Obligated Group,
4.00%, 7/1/38	465	397

California State Department of Veterans Affairs Home Purchase Taxable Revenue Refunding Bonds, Series A,
0.59%, 6/1/24	1,350	1,265
0.92%, 12/1/25	1,000	890

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	116	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 97.0% continued

California – 97.0% continued

California State Educational Facilities Authority Revenue Bonds, Art Center College of Design,
4.00%, 12/1/46	$2,350	$1,889

California State Enterprise Development Authority Lease Revenue Bonds, Riverside County Library Facilities Project,
3.00%, 11/1/44	3,000	2,104
4.00%, 11/1/49	1,900	1,612

California State G.O. Unlimited Refunding Bonds,
5.00%, 9/1/27	1,845	1,969
5.00%, 8/1/28	4,000	4,319

California State G.O. Unlimited Refunding Bonds, Bid Group C,
5.00%, 8/1/28	7,000	7,457

California State G.O. Unlimited Various Purpose Refunding Bonds,
5.00%, 10/1/26	2,750	2,849

California State Health Facilities Financing Authority Revenue Bonds, Series A, Sutter Health, Prerefunded,
5.00%, 11/15/25(1)	1,200	1,266

California State Health Facilities Financing Authority Revenue Refunding Bonds, Cedars-Sinai Medical Center,
5.00%, 11/15/27	250	263

California State Health Facilities Financing Authority Revenue Refunding Bonds, Children’s Hospital of Orange County,
5.00%, 11/1/28	700	762

California State Health Facilities Financing Authority Revenue Refunding Bonds, Providence St. Joseph Health,
2.00%, 10/1/36(2) (3) (4)	2,450	2,327

California State Health Facilities Financing Authority Revenue Refunding Bonds, Series B, Sutter Health,
5.00%, 11/15/35	2,500	2,549

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 97.0% continued

California – 97.0% continued

California State Health Facilities Financing Authority Revenue Refunding Bonds, Sutter Health, Prerefunded,
5.00%, 11/15/26(1)	$1,215	$1,296

California State Health Facilities Financing Authority Revenue Refunding Bonds, Sutter Health, Unrefunded Balance,
5.00%, 11/15/46	1,785	1,786

California State Health Facilities Financing Authority Variable Revenue Refunding Bonds, Stanford Health Care,
3.00%, 8/15/54(2) (3) (4)	600	595

California State Infrastructure & Economic Development Bank National Charter Equitable School Revolving Fund Revenue Bonds,
5.00%, 11/1/33	200	214
5.00%, 11/1/35	670	705

California State Infrastructure & Economic Development Bank Revenue Bonds, Equitable School Revolving Fund,
5.00%, 11/1/39	550	564

California State Infrastructure & Economic Development Bank Revenue Bonds, UCSF 2130 Third Street,
5.00%, 5/15/36	1,000	1,065

California State Infrastructure & Economic Development Bank Variable Revenue Refunding Bonds, Los Angeles Museum of Art Project,
1.20%, 6/1/28(2) (3) (4)	3,000	2,492

California State Municipal Finance Authority MFH Revenue Bonds, Pass-Through Park Western Apartments (FNMA Insured),
2.65%, 8/1/36	3,378	2,792

California State Municipal Finance Authority Revenue Bonds, California Institute of the Arts,
4.00%, 10/1/46	500	403

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	117	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 97.0% continued

California – 97.0% continued

California State Municipal Finance Authority Revenue Bonds, Humangood, California Obligated Group,
3.00%, 10/1/46	$1,000	$682

California State Municipal Finance Authority Revenue Bonds, Series A, National University,
5.00%, 4/1/36	2,245	2,349

California State Municipal Finance Authority Revenue Refunding Bonds, Southwestern Law School,
4.00%, 11/1/41	400	338

California State Municipal Finance Authority Student Housing Revenue Bonds, CHF-Davis I, LLC -West Village,
5.00%, 5/15/39	1,500	1,480

California State School Finance Authority Charter School Revenue Bonds, Aspire Public Schools Obligated Group,
4.00%, 8/1/36(5)	325	287

California State Statewide Communities Development Authority Student Housing Revenue Refunding Bonds, CHF-Irvine, LLC-Phase I (BAM Insured),
5.00%, 5/15/33	6,630	7,051

California State Various Purpose G.O. Unlimited Bonds,
5.00%, 11/1/28	2,000	2,167
5.25%, 10/1/39	1,500	1,574

Centinela Valley Union High School District G.O. Unlimited Bonds, Series B, Election of 2008, Prerefunded,
5.75%, 8/1/23(1)	1,000	1,021

Central Unified School District G.O. Unlimited Bonds, Series B, Election of 2016,
4.00%, 8/1/48	1,000	895

Contra Costa Community College District G.O. Unlimited Bonds, Series B-2,
3.00%, 8/1/35	775	668

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 97.0% continued

California – 97.0% continued

CSCDA Community Improvement Authority Essential Housing Senior Revenue Bonds, Crescent West Hollywood,
3.25%, 7/1/43	$1,000	$732

CSCDA Taxable Revenue Refunding Bonds, Front Porch Community,
1.51%, 4/1/26	1,000	887

Davis Joint Unified School District G.O. Unlimited Bonds (BAM Insured),
3.00%, 8/1/31	2,025	1,856

Desert Community College District G.O. Unlimited Bonds, Riverside & Imperial County, Prerefunded,
5.00%, 8/1/23(1)	1,125	1,142

Desert Sands Unified School District G.O. Unlimited Bonds, Election of 2014,
5.00%, 8/1/39	1,330	1,400

El Camino Community College District G.O. Unlimited CABS, Series C, Election of 2002,
0.00%, 8/1/23(6)	9,940	9,662

Evergreen School District G.O. Unlimited Bonds, Election of 2014,
5.00%, 8/1/46	1,000	1,047

Fremont Unified School District Alameda County G.O. Unlimited Bonds, Series D,
2.00%, 8/1/35	3,985	2,873

Fremont Union High School District Santa Clara County G.O. Unlimited Bonds, Series A,
3.00%, 8/1/39	2,000	1,595

Golden State Tobacco Securitization Corp. Tobacco Settlement Taxable Revenue Refunding Bonds, Series A-1,
2.16%, 6/1/26	1,000	894
2.53%, 6/1/28	1,500	1,276

Hartnell Community College District G.O. Unlimited Bonds, Series B,
3.00%, 8/1/45	2,500	1,776

Imperial Irrigation District Electric Revenue Bonds, Series B-1,
5.00%, 11/1/46	2,500	2,590

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	118	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 97.0% continued

California – 97.0% continued

Kern Community College District G.O. Unlimited CABS-BANS,
0.00%, 8/1/23(6)	$2,250	$2,191

Long Beach Community College District G.O. Unlimited Refunding Bonds, Series F,
5.00%, 6/1/27	1,100	1,153

Long Beach Harbor Revenue Bonds, Series A (AMT),
5.00%, 5/15/30	1,300	1,370

Long Beach Harbor Revenue Refunding Bonds, Series C,
5.00%, 5/15/47	3,000	3,085

Los Angeles Community College District G.O. Unlimited Bonds, Series K, Election of 2008,
3.00%, 8/1/39	2,200	1,762

Los Angeles Community College District G.O. Unlimited Bonds, Series L, Election of 2008,
5.00%, 8/1/35	650	725

Los Angeles County Public Works Financing Authority Lease Revenue Bonds, Series D,
5.00%, 12/1/29	1,665	1,754

Los Angeles County Public Works Financing Authority Lease Revenue Bonds, Series E-1,
5.00%, 12/1/44	3,405	3,632

Los Angeles County Public Works Financing Authority Lease Revenue Refunding Bonds, Series B,
5.00%, 12/1/29	2,630	2,771
5.00%, 12/1/31	2,000	2,098

Los Angeles Department of Airports Airport Senior Revenue Bonds (AMT), Green Bond,
5.00%, 5/15/33	1,000	1,044

Los Angeles Department of Airports Airport Subordinate Revenue Bonds (AMT), Los Angeles International,
5.00%, 5/15/30	1,465	1,530

Los Angeles Department of Airports Airport Subordinate Revenue Bonds (AMT), Los Angeles International Airport,
5.25%, 5/15/31	2,000	2,101

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 97.0% continued

California – 97.0% continued

5.00%, 5/15/44	$1,500	$1,502

Los Angeles Department of Airports Airport Subordinate Revenue Refunding Bonds, Series A (AMT), P3 Project,
5.00%, 5/15/46	1,000	1,001

Los Angeles Department of Airports Airport Subordinate Revenue Refunding Bonds, Series D (AMT),
5.00%, 5/15/32	3,000	3,158

Los Angeles Department of Airports Revenue Refunding Bonds, Series B (AMT),
5.00%, 5/15/27	5,435	5,694
5.00%, 5/15/28	7,630	8,033
5.00%, 5/15/29	1,000	1,044

Los Angeles Department of Airports Senior Revenue Bonds, Series B,
5.00%, 5/15/27	640	669

Los Angeles Department of Water & Power Waterworks System Revenue Refunding Bonds, Series B,
4.00%, 7/1/29	2,075	2,165
5.00%, 7/1/43	1,850	1,928

Los Angeles Harbor Department Revenue Refunding Bonds, Series A (AMT), Private Activity,
5.00%, 8/1/25	6,750	7,014

Los Angeles Unified School District G.O. Unlimited Bonds, Series B-1, Election of 2008,
5.00%, 7/1/30	190	206

Los Angeles Unified School District G.O. Unlimited Bonds, Series C,
5.00%, 7/1/29	500	554

Los Rios Community College District G.O. Unlimited Bonds, Series D,
3.00%, 8/1/44	2,000	1,396

Menifee Special Tax, Community Facilities District McCall,
3.00%, 9/1/42	385	262
4.00%, 9/1/51	1,000	796

Modesto Irrigation District Financing Authority Electric System Revenue Bonds, Series A,
5.00%, 10/1/27	1,130	1,184

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	119	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 97.0% continued

California – 97.0% continued

5.00%, 10/1/28	$2,770	$2,903

Modesto Irrigation District Financing Authority Electric System Revenue Refunding Bonds, Series B,
5.00%, 10/1/28	2,150	2,345

Monterey County Public Facilities Financing COPS,
5.00%, 10/1/27	1,000	1,053
5.00%, 10/1/28	670	706

Moulton-Niguel Water District COPS,
2.25%, 9/1/45	2,800	1,754

Natomas Unified School District G.O. Unlimited Bonds (AGM Insured),
3.00%, 8/1/39	1,655	1,296
3.00%, 8/1/40	2,325	1,791
3.00%, 8/1/41	2,590	1,962

Natomas Unified School District G.O. Unlimited Bonds, Election of 2014 (BAM Insured),
5.00%, 8/1/33	1,185	1,257

Natomas Unified School District G.O. Unlimited Bonds, Series A (AGM Insured),
4.00%, 8/1/45	3,000	2,693

Natomas Unified School District G.O. Unlimited Refunding Bonds (BAM Insured),
5.00%, 8/1/31	3,620	3,860

Northern Energy Authority Commodity Supply Revenue Bonds, Series A,
4.00%, 7/1/24(2) (3) (4)	3,195	3,189

Orange County Community Facilities District No. 2021-1 Rienda Special Tax Bonds, Series A,
5.00%, 8/15/37	1,000	1,006

Orange County Local Transportation Authority Sales TRB,
5.00%, 2/15/33	3,000	3,249

Oxnard Union High School District G.O. Unlimited Bonds, Series A, Election of 2018, Prerefunded,
5.00%, 8/1/26(1)	3,000	3,199

Oxnard Union High School District G.O. Unlimited Bonds, Series B,
5.00%, 8/1/45	2,000	2,096

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 97.0% continued

California – 97.0% continued

Palm Springs Unified School District G.O. Unlimited Bonds, Series D, Election of 2008,
2.00%, 8/1/27	$1,970	$1,786

Perris Union High School District G.O. Unlimited Bonds, Series C, Election of 2012,
3.00%, 9/1/39	800	630
3.00%, 9/1/40	875	676

Redlands Unified School District G.O. Unlimited Refunding Bonds, San Bernandino County,
3.00%, 7/1/30	2,295	2,140

Redwood City Public Facilities & Infrastructure Authority Lease Revenue Bonds, Veterans Memorial Building,
3.00%, 6/1/41	2,230	1,676

Richmond Joint Powers Financing Authority Revenue Refunding Bonds, Series A, Civic Center Project (AGM Insured),
5.00%, 11/1/24	600	617
5.00%, 11/1/25	1,000	1,041
5.00%, 11/1/26	750	788

Riverside County Asset Leasing Corp. Lease Revenue Bonds, Series 2013 A, Public Defender & Probation Building, Prerefunded,
5.25%, 11/1/23(1)	800	818

Riverside County Transportation Commission Revenue Refunding Bonds, Series A,
3.00%, 6/1/26	3,500	3,475

Riverside County Transportation Commission Sales Tax Revenue Refunding Bonds, Series B,
5.00%, 6/1/30	2,500	2,716

Riverside Public Financing Authority Local Measure A Sales Tax Revenue COPS, Riverside Payment Rehabilitation (AGM Insured),
5.25%, 6/1/24	615	624

Sacramento City Unified School District G.O. Unlimited Bonds, Measure Q, Election of 2021 (AGM Insured),
4.00%, 8/1/41	850	784

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	120	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 97.0% continued

California – 97.0% continued

Sacramento City Unified School District G.O. Unlimited Refunding Bonds (AGM Insured),
4.00%, 7/1/27	$350	$357

Sacramento County Airport System Revenue Refunding Bonds, Series A,
5.00%, 7/1/29	565	612
5.00%, 7/1/31	500	539

Sacramento County Airport System Revenue Refunding Bonds, Series B,
5.00%, 7/1/29	680	737

Sacramento County Special Refunding Tax Bonds, Metro Air Park Community Facilities,
5.00%, 9/1/27	1,000	1,030

San Diego Association of Governments Capital Grant Receipts Revenue Bonds, Mid Coast Corridor, Green Bonds,
5.00%, 11/15/26	1,000	1,044

San Diego Association of Governments South Bay Expressway Toll Senior Lien Revenue Bonds, Series A,
5.00%, 7/1/29	850	905
5.00%, 7/1/37	1,000	1,049

San Diego Public Facilities Financing Authority Lease Revenue Refunding Bonds, Ballpark,
5.00%, 10/15/30	1,040	1,099

San Diego Unified School District G.O. Unlimited Bonds, Series I, Election of 2012,
5.00%, 7/1/41	3,380	3,516

San Diego Unified School District G.O. Unlimited Refunding Bonds, Series E-2, Election of 1998 (AGM Insured),
5.50%, 7/1/27	1,500	1,663

San Francisco Bay Area Rapid Transit District G.O. Unlimited Bonds, Green Bonds,
5.00%, 8/1/31	2,000	2,216

San Francisco Bay Area Rapid Transit District Sales Tax Revenue Refunding Bonds, Series A,
5.00%, 7/1/32	1,500	1,568

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 97.0% continued

California – 97.0% continued

San Francisco Bay Area Rapid Transit District Sales TRB, Series A,
3.00%, 7/1/44	$2,000	$1,486

San Francisco City & County Airports Commission International Airport Revenue Bonds, Series A (AMT),
5.00%, 5/1/38	3,000	3,039

San Francisco City & County Airports Commission International Airport Revenue Bonds, Series E (AMT),
5.00%, 5/1/50	1,355	1,352

San Francisco City & County Airports Commission International Airport Revenue Refunding Bonds, Second Series A (AMT),
5.00%, 5/1/30	1,750	1,840

San Francisco City & County COPS, Multiple Capital Projects,
2.00%, 10/1/33	2,800	2,141

San Francisco City & County G.O. Unlimited Bonds, Series C,
3.00%, 6/15/30	5,415	5,158

San Francisco City & County Infrastructure & Revitalization Tax Allocation Bonds, Facilities Increment, Treasure Island,
5.00%, 9/1/37	375	362

San Francisco City & County Public Utilities Commission Water Revenue Refunding Bonds, Series D, Green Bonds,
5.00%, 11/1/32	1,375	1,481

San Francisco City & County Unified School District G.O. Unlimited Bonds, Proposition A, Series F&C,
3.25%, 6/15/32	1,500	1,421

San Francisco County Transportation Authority Sales TRB,
3.00%, 2/1/30	5,000	4,784

San Francisco Municipal Transportation Agency Taxable Revenue Refunding Bonds, Series A,
1.30%, 3/1/28	725	603

San Jacinto Unified School District G.O. Unlimited Refunding Bonds (AGM Insured),
5.00%, 8/1/26	1,055	1,085

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	121	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 97.0% continued

California – 97.0% continued

San Joaquin Hills Transportation Corridor Agency Toll Road Senior Lien Revenue Refunding Bonds,
4.00%, 1/15/34	$1,000	$932

San Jose Financing Authority Lease Revenue Refunding Bonds, Fire Department Training Center,
4.00%, 10/1/26	250	256

San Jose G.O. Unlimited Refunding Bonds, Series C,
5.00%, 9/1/31	1,000	1,104

San Mateo-Foster City School District G.O. Unlimited Bonds, Series A,
3.00%, 8/1/40	500	394

San Rafael Elementary School District G.O. Unlimited Bonds, Series B, Election of 2015,
4.50%, 8/1/42	1,750	1,721

Santa Clara County Financing Authority Revenue Refunding Bonds, Series Q,
3.00%, 5/15/35	2,500	2,162

Santa Clarita Community College District G.O. Unlimited Bonds,
3.00%, 8/1/44	1,000	721

Santa Rosa Elementary School District G.O. Unlimited Bonds, Series D, Election of 2014 (AGM Insured), Prerefunded,
5.00%, 8/1/26(1)	1,145	1,185

Santa Rosa High School District G.O. Unlimited Bonds, Series C, Election of 2014 (AGM Insured),
5.00%, 8/1/43	1,000	1,035

Silicon Valley Clean Water Wastewater Revenue Bonds, Series B,
0.50%, 3/1/26	3,000	2,673

Southern California Financing Authority Water Replenishment Assessment Revenue Bonds,
5.00%, 8/1/43	2,000	2,111

Stockton Public Financing Authority Parking Revenue Refunding Bonds,
5.00%, 3/1/32	555	554
5.00%, 3/1/33	600	595
5.00%, 3/1/47	1,125	1,035

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 97.0% continued

California – 97.0% continued

Tobacco Securitization Authority Tobacco Settlement Senior Revenue Refunding Bonds, Sacramento County,
4.00%, 6/1/35	$500	$466
4.00%, 6/1/36	750	693

Transbay Joint Powers Authority Senior Tax Allocation Bonds, Green Bonds,
5.00%, 10/1/29	465	507
5.00%, 10/1/34	600	641

Turlock Irrigation District First Priority Subordinated Revenue Refunding Bonds,
5.00%, 1/1/28	625	644

University of California General Revenue Bonds, Series AF, Prerefunded,
5.00%, 5/15/23(1)	1,220	1,234

University of California Regents Medical Center Pooled Taxable Revenue Refunding Bonds, Series M,
2.46%, 5/15/26	1,785	1,643

Ventura County Public Financing Authority Lease Revenue Bonds, Series B,
5.00%, 11/1/24	1,060	1,080

Ventura Unified School District G.O. Unlimited Refunding Bonds,
5.00%, 8/1/29	640	705
5.00%, 8/1/30	680	747
5.00%, 8/1/31	710	776

Vernon Electric System Revenue Bonds, Series A,
5.00%, 4/1/28	700	723

Visalia Unified School District COPS (AGM Insured),
3.00%, 5/1/27	1,525	1,490

Western Placer Waste Management Authority Solid Waste Revenue Bonds, Material Recovery Facility Project,
5.00%, 6/1/37	650	701
5.00%, 6/1/40	575	614

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	122	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 97.0% continued

California – 97.0% continued

Yucaipa Valley Water District Water System Revenue Refunding Bonds, Series A, Prerefunded,
5.00%, 9/1/25(1)	$1,000	$1,052

		334,692

Total Municipal Bonds

(Cost $374,453)		334,692

	NUMBER OF SHARES	VALUE (000S)

INVESTMENT COMPANIES – 0.6%

Northern Institutional Funds - U.S. Government Portfolio (Shares),
2.31%(7) (8)	2,066,829	$2,067

Total Investment Companies

(Cost $2,067)		2,067

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

SHORT-TERM INVESTMENTS – 1.1%

Sacramento Transportation Authority Sales Variable Revenue Refunding Limited Tax Bonds, Series A, Sumitomo Mitsui Banking,
2.15%, 10/1/38(2) (4) (9)	$3,700	$3,700

Total Short-Term Investments

(Cost $3,700)		3,700

Total Investments – 98.7%

(Cost $380,220)		340,459

Other Assets less Liabilities – 1.3%		4,468

NET ASSETS – 100.0%		$344,927

(1)	Maturity date represents the prerefunded date.
(2)	Maturity date represents the puttable date.
(3)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.
(4)	Variable or floating rate security. Rate as of September 30, 2022 is disclosed.
(5)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(6)	Zero coupon bond.
(7)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(8)	7-day current yield as of September 30, 2022 is disclosed.
(9)

Rate is determined by a remarketing agent which, in its judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGM - Assured Guaranty Municipal Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

BANS - Bond Anticipation Notes

CABS - Capital Appreciation Bonds

CHF - Collegiate Housing Foundation

COPS - Certificates of Participation

CSCDA - California Statewide Communities Development Authority

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

HFA - Housing Finance Authority

MFH - Multi-Family Housing

TRB - Tax Revenue Bonds

Percentages shown are based on Net Assets.

At September 30, 2022, the security types for the Fund were:

SECURITY TYPE(1)	% OF NET ASSETS
Municipal Bonds	97.0%
Investment Companies	0.6%
Short-Term Investments	1.1%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	123	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued	SEPTEMBER 30, 2022 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2022:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds	$ —	$334,692	$—	$334,692
Investment Companies	2,067	—	—	2,067
Short-Term Investments	—	3,700	—	3,700
Total Investments	$2,067	$338,392	$—	$340,459

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	124	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

CALIFORNIA TAX-EXEMPT FUND	SEPTEMBER 30, 2022 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS – 89.4%

California – 89.4%

Alameda County Unified School District G.O. Unlimited Bonds, Series B, Election of 2014,
5.00%, 8/1/42	$500	$523

Albany Unified School District G.O. Unlimited Bonds, Series B, Measure B, Election of 2016 ,
4.00%, 8/1/46	1,000	897

Bay Area Toll Authority Subordinate Toll Bridge Revenue Bonds, Series S-4, Prerefunded,
5.25%, 4/1/23(1)	1,250	1,264

Bay Area Toll Authority Subordinate Toll Bridge Revenue Refunding Bonds, Series S-H, Prerefunded,
5.00%, 4/1/29(1)	1,000	1,105

Bay Area Toll Authority Toll Bridge Revenue Refunding Bonds, San Francisco Bay Area,
2.95%, 4/1/26(2) (3) (4)	5,415	5,231

Beaumont Unified School District G.O. Unlimited Bonds, Series D, Election of 2008 (BAM Insured), Prerefunded,
5.25%, 2/15/27(1)	1,500	1,624

Berkeley TRANS,
4.00%, 7/25/23	2,000	2,016

California Community Choice Financing Authority Clean Energy Project Revenue Bonds, Green Bond, Series B-1,
4.00%, 8/1/31(2) (3) (4)	1,500	1,434

California Community Choice Financing Authority Revenue Bonds, Clean Energy Project, Green Bonds,
4.00%, 12/1/23	400	400
4.00%, 12/1/27(2) (3) (4)	600	594

California County Tobacco Securitization Agency Tobacco Settlement Revenue Refunding Bonds, Series A,
4.00%, 6/1/35	885	815

California County Tobacco Securitization Agency Tobacco Settlement Revenue Refunding Bonds, Sonoma County Securitization,
5.00%, 6/1/29	310	325

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 89.4% continued

California – 89.4% continued

California HFA Municipal Certificates Revenue Bonds, Series 2, Class A,
4.00%, 3/20/33	$956	$910

California HFA Municipal Certificates Revenue Bonds, Series 2021-1, Class A Certificates,
3.50%, 11/20/35	1,223	1,056

California Housing Finance Agency Municipal Social Certificates Revenue Bonds, Class A,
3.25%, 8/20/36	741	634

California School Finance Authority Educational Facilities Revenue Bonds, Granada Hills Charter Obligated Group,
5.00%, 7/1/54	1,200	1,120

California School Finance Authority Educational Facilities Revenue Bonds, Series A,
4.00%, 7/1/50	1,135	880

California State Educational Facilities Authority Revenue Bonds, Art Center College of Design,
4.00%, 12/1/46	400	321
3.00%, 12/1/51	600	363

California State Enterprise Development Authority Lease Revenue Bonds, Riverside County Library Facilities Project,
4.00%, 11/1/49	1,000	849

California State G.O. Unlimited Bonds,
3.00%, 12/1/46	300	222

California State G.O. Unlimited Refunding Bonds,
5.00%, 12/1/26	2,000	2,144
5.00%, 10/1/28	3,000	3,290
5.00%, 9/1/42	1,000	1,074

California State G.O. Unlimited Refunding Bonds, Group B,
5.00%, 10/1/28	790	866

California State Health Facilities Financing Authority Revenue Refunding Bonds, Sutter Health, Prerefunded,
5.00%, 11/15/26(1)	410	437

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	125	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 89.4% continued

California – 89.4% continued

California State Health Facilities Financing Authority Revenue Refunding Bonds, Sutter Health, Unrefunded Balance,
5.00%, 11/15/46	$590	$590

California State Infrastructure & Economic Development Bank National Charter Equitable School Revolving Fund Revenue Bonds,
5.00%, 11/1/47	1,000	1,018

California State Infrastructure & Economic Development Bank Revenue Bonds, Equitable School Revolving Fund,
5.00%, 11/1/44	625	636

California State Infrastructure & Economic Development Bank Revenue Bonds, UCSF 2130 Third Street,
5.00%, 5/15/42	1,000	1,051

California State Infrastructure & Economic Development Bank Variable Revenue Refunding Bonds,
1.75%, 8/1/26(2) (3) (4)	3,500	3,034

California State Infrastructure & Economic Development Bank Variable Revenue Refunding Bonds, Los Angeles Museum of Art Project,
1.20%, 6/1/28(2) (3) (4)	2,000	1,661

California State Municipal Finance Authority Revenue Bonds, California Institute of the Arts,
4.00%, 10/1/51	250	196

California State Municipal Finance Authority Revenue Bonds, Humangood, California Obligated Group,
3.00%, 10/1/49	1,000	660

California State Municipal Finance Authority Revenue Bonds, Series A, National University,
5.00%, 4/1/40	1,000	1,037

California State Municipal Finance Authority Revenue Refunding Bonds, Southwestern Law School,
4.00%, 11/1/41	175	148

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 89.4% continued

California – 89.4% continued

California State Municipal Finance Authority Student Housing Revenue Bonds, CHF-Davis I, LLC -West Village,
5.00%, 5/15/39	$1,000	$987
5.00%, 5/15/43	1,000	965

California State Public Works Board Lease Revenue Refunding Bonds, Series G, Various Capital Projects,
5.00%, 11/1/22	1,000	1,002

California State School Finance Authority Charter School Revenue Bonds, Aspire Public Schools Obligated Group,
4.00%, 8/1/51	800	624

California State Statewide Communities Development Authority Student Housing Revenue Refunding Bonds, CHF-Irvine, LLC-Phase I (BAM Insured),
5.00%, 5/15/33	1,500	1,595
3.00%, 5/15/51	1,225	820

California State University Systemwide Revenue Refunding Bonds, Prerefunded,
5.00%, 11/1/24(1)	180	187
5.00%, 11/1/24(1)	2,320	2,408

Carlsbad Unified School District G.O. Unlimited Bonds, Series A, Election of 2018,
3.00%, 8/1/42	550	420

Centinela Valley Union High School District G.O. Unlimited Bonds, Series B, Election of 2008, Prerefunded,
5.75%, 8/1/23(1)	570	582
6.00%, 8/1/23(1)	1,000	1,023

Chino Valley Unified School District G.O. Limited Bonds, Series B,
5.00%, 8/1/38	1,150	1,228

Coachella Valley Water District Revenue COPS, Series A, Oasis Project,
4.00%, 8/1/46	1,750	1,569

Corona-Norco Unified School District G.O. Unlimited Bonds, Series C,
4.00%, 8/1/49	1,000	900

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	126	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 89.4% continued

California – 89.4% continued

CSCDA Community Improvement Authority Essential Housing Senior Revenue Bonds, Crescent West Hollywood,
4.30%, 7/1/59	$500	$391

CSCDA Taxable Revenue Refunding Bonds, Front Porch Community,
1.51%, 4/1/26	625	554

Desert Sands Unified School District G.O. Unlimited Bonds, Election of 2014,
4.00%, 8/1/44	500	450

East Bay Municipal Utility District Water System Revenue Refunding Bonds, Series B-1,
5.00%, 6/1/32	1,350	1,541

Evergreen School District G.O. Unlimited Bonds, Election of 2014,
5.00%, 8/1/46	1,300	1,361

Foothill Eastern Transportation Corridor Agency Toll Road Senior Lien Revenue Bonds, Series A,
4.00%, 1/15/46	250	213

Fremont Unified School District Alameda County G.O. Unlimited Bonds, Series D,
2.00%, 8/1/35	1,610	1,161

Hartnell Community College District G.O. Unlimited Bonds, Series B,
3.00%, 8/1/45	1,500	1,065

Imperial Irrigation District Electric Revenue Bonds, Series B-1,
5.00%, 11/1/46	1,500	1,554

Los Angeles Community College District G.O. Unlimited Bonds, Series K, Election of 2008,
3.00%, 8/1/39	800	641

Los Angeles Community College District G.O. Unlimited Bonds, Series L, Election of 2008,
5.00%, 8/1/35	350	391

Los Angeles County Community Facilities District No. 2021-01 Special TRB, Valencia Facilities,
5.00%, 9/1/52	500	464

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 89.4% continued

California – 89.4% continued

Los Angeles County Public Works Financing Authority Lease Revenue Bonds, Series F, Green Bonds,
2.63%, 12/1/51	$1,600	$974

Los Angeles County TRANS,
4.00%, 6/29/23	2,825	2,844
4.00%, 6/30/23	3,500	3,524

Los Angeles Department of Airports Airport Senior Revenue Bonds (AMT), Private Activity,
5.50%, 5/15/47	1,000	1,051

Los Angeles Department of Airports Airport Subordinate Revenue Bonds (AMT), Los Angeles International,
5.00%, 5/15/31	1,000	1,041

Los Angeles Department of Airports Airport Subordinate Revenue Bonds (AMT), Los Angeles International Airport,
5.00%, 5/15/44	500	501

Los Angeles Department of Airports Airport Subordinate Revenue Refunding Bonds, Series A (AMT), P3 Project,
5.00%, 5/15/46	500	501

Los Angeles Department of Airports Revenue Refunding Bonds, Series B (AMT),
5.00%, 5/15/29	4,000	4,176
5.00%, 5/15/31	5,000	5,190

Los Angeles Department of Water & Power Revenue Refunding Bonds, Series B,
5.00%, 7/1/40	1,000	1,060

Los Angeles Department of Water & Power Revenue Refunding Bonds, Series C,
5.00%, 7/1/52	500	524

Los Angeles Department of Water & Power Waterworks System Revenue Refunding Bonds, Series B,
5.00%, 7/1/39	525	559
5.00%, 7/1/51	1,000	1,047

Los Angeles Unified School District G.O. Unlimited Bonds, Series RYQ,
5.00%, 7/1/33	1,000	1,101

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	127	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 89.4% continued

California – 89.4% continued

Los Rios Community College District G.O. Unlimited Bonds, Series D,
3.00%, 8/1/44	$1,000	$698

Lucia Mar Unified School District G.O. Unlimited Bonds, Series B, Election of 2016,
5.00%, 8/1/42	1,450	1,526

Manteca Redevelopment Agency Successor Agency Tax Allocation Refunding Bonds, Series A (BAM Insured),
4.00%, 10/1/39	500	458

Menifee Special Tax, Community Facilities District McCall,
3.00%, 9/1/42	165	112
4.00%, 9/1/51	430	342

Mesa Water District COPS,
4.00%, 3/15/45	1,150	1,042

Metropolitan Water District of Southern California Subordinate Revenue Refunding Bonds, Series B,
4.00%, 8/1/23	395	398

Metropolitan Water District of Southern California Waterworks Revenue Bonds, Series A,
5.00%, 10/1/38	405	445

Metropolitan Water District of Southern California Waterworks Revenue Refunding Bonds, Series A,
5.00%, 10/1/31	1,000	1,137

Monterey County Financing Authority Revenue Refunding Bonds,
5.00%, 9/1/37	1,170	1,242

Natomas Unified School District G.O. Unlimited Bonds, Series A (AGM Insured),
4.00%, 8/1/49	1,000	892

New Haven Unified School District G.O. Unlimited Bonds, Series C, Alameda County,
3.00%, 8/1/49	1,520	1,074

Newport Mesa Unified School District G.O. Unlimited CABS, Election of 2005,
0.00%, 8/1/33(5)	10,000	6,323

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 89.4% continued

California – 89.4% continued

Northern Energy Authority Commodity Supply Revenue Bonds, Series A,
4.00%, 7/1/24(2) (3) (4)	$3,500	$3,494

Orange County Community Facilities District No. 2021-1 Rienda Special Tax Bonds, Series A,
5.00%, 8/15/42	1,000	986

Oxnard Union High School District G.O. Unlimited Bonds, Series B,
5.00%, 8/1/45	1,000	1,048

Palm Springs Unified School District G.O. Unlimited Bonds, Series A,
2.00%, 8/1/24	1,000	968

Palm Springs Unified School District G.O. Unlimited Bonds, Series D, Election of 2008,
3.00%, 8/1/31	2,435	2,252

Palomar Pomerado Health G.O. Unlimited Convertible CABS, Series A, Election of 2004 (AGC Insured),
7.00%, 8/1/38(6)	5,000	5,637

Perris Union High School District G.O. Unlimited Bonds, Series C, Election of 2012,
3.00%, 9/1/45	1,865	1,344

Redwood City Public Facilities & Infrastructure Authority Lease Revenue Bonds, Veterans Memorial Building,
3.00%, 6/1/51	1,750	1,185

Riverside County TRANS,
5.00%, 6/30/23	2,100	2,130

Riverside County Transportation Commission Toll Senior Lien Revenue Refunding Bonds, RCTC 91 Express Lanes,
4.00%, 6/1/46	750	631

Ross Valley Public Financing Authority Revenue Bonds, Sanitary District No. 1 of Marin County,
5.00%, 1/1/36	275	283
5.00%, 1/1/37	215	221

Sacramento County Special Refunding Tax Bonds, Metro Air Park Community Facilities,
5.00%, 9/1/34	1,000	1,003

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	128	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 89.4% continued

California – 89.4% continued

Sacramento Municipal Utility District Revenue Bonds, Series A,
5.00%, 8/15/37	$55	$56

San Diego Association of Governments Capital Grant Receipts Revenue Bonds, Mid Coast Corridor, Green Bonds,
1.80%, 11/15/27	1,000	887

San Diego County Regional Transportation Commission Sales Tax Subordinate Revenue Refunding Bonds, Series A,
3.00%, 10/1/22	750	750

San Francisco City & County Airports Commission International Airport Revenue Bonds, Series A (AMT),
5.00%, 5/1/38	1,000	1,013
5.00%, 5/1/42	1,500	1,491
5.00%, 5/1/49	1,000	999

San Francisco City & County Airports Commission International Airport Revenue Bonds, Series E (AMT),
5.00%, 5/1/45	1,000	998
5.00%, 5/1/50	1,500	1,496

San Francisco City & County Airports Commission International Airport Revenue Refunding Bonds, Second Series A (AMT),
5.00%, 5/1/30	915	962
5.00%, 5/1/52	1,000	998

San Francisco City & County COPS, Multiple Capital Projects,
2.00%, 10/1/33	1,200	917

San Francisco City & County G.O. Unlimited Bonds, Series C,
3.00%, 6/15/30	1,000	952

San Francisco City & County Infrastructure & Revitalization Tax Allocation Bonds, Facilities Increment, Treasure Island,
5.00%, 9/1/52	1,000	889

San Francisco City & County Public Utilities Commission Water Revenue Bonds, Series D, Hetch Hetchy Water,

3.00%, 11/1/50	600	402

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 89.4% continued

California – 89.4% continued

San Francisco City & County Unified School District G.O. Unlimited Bonds, Proposition A, Series F&C,
3.25%, 6/15/32	$2,500	$2,369

San Francisco Community College District G.O. Unlimited Bonds, Series A, Election of 2020,
3.00%, 6/15/45	1,000	697

San Joaquin Hills Transportation Corridor Agency Toll Road Senior Lien Revenue Refunding Bonds,
4.00%, 1/15/34	500	466

San Jose Airport Revenue Refunding Bonds, Series B,
5.00%, 3/1/31	1,000	1,111

San Jose G.O. Unlimited Bonds, Series A-1,
5.00%, 9/1/42	1,310	1,394

San Mateo-Foster City School District G.O. Unlimited Bonds, Series A,
3.00%, 8/1/41	300	233

Santa Rosa High School District G.O. Unlimited Bonds, Series C, Election of 2014 (AGM Insured),
5.00%, 8/1/43	500	517

Silicon Valley Clean Water Wastewater Revenue Bonds, Series B,
0.50%, 3/1/26	2,000	1,782

Sonoma County Junior College District G.O. Unlimited Bonds, Series B,
3.00%, 8/1/36	900	755

South Bayside Waste Management Authority Solid Waste Enterprise Revenue Refunding Bonds, Shoreway Environmental Center, Green Bonds, Escrowed to Maturity (AGM Insured),
5.00%, 9/1/32	15	16

South Bayside Waste Management Authority Solid Waste Enterprise Revenue Refunding Bonds, Shoreway Environmental Center, Green Bonds, Unrefunded Balance (AGM Insured),
5.00%, 9/1/32	485	523

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	129	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 89.4% continued

California – 89.4% continued

Southwestern Community College District G.O. Unlimited Bonds, Series D,
4.00%, 8/1/33	$650	$662

Stockton Public Financing Authority Parking Revenue Refunding Bonds,
5.00%, 3/1/32	250	249
5.00%, 3/1/33	245	243
5.00%, 3/1/47	500	460

Tobacco Securitization Authority Tobacco Settlement Senior Revenue Refunding Bonds, Sacramento County,
4.00%, 6/1/37	700	641

Transbay Joint Powers Authority Senior Tax Allocation Bonds, Green Bonds,
5.00%, 10/1/45	1,000	1,009

Turlock Irrigation District Revenue Refunding Bonds,
5.00%, 1/1/37	805	865

University of California General Revenue Bonds, Series A,
5.00%, 5/15/38	600	606

University of California General Revenue Bonds, Series AF, Prerefunded,
5.00%, 5/15/23(1)	430	435

University of California Revenue Refunding Bonds, Series O, Limited Project,
5.00%, 5/15/58	2,500	2,572

Upper Santa Clara Valley Joint Powers Authority Revenue Refunding Bonds, Series A,
4.00%, 8/1/45	1,200	1,077

Ventura Unified School District G.O. Unlimited Refunding Bonds,
5.00%, 8/1/27	585	629
5.00%, 8/1/28	620	675

Vernon Electric System Revenue Bonds, Series A,
5.00%, 4/1/28	300	310

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 89.4% continued

California – 89.4% continued

Western Placer Waste Management Authority Solid Waste Revenue Bonds, Material Recovery Facility Project,
5.00%, 6/1/40	$625	$668

		159,259

Total Municipal Bonds

(Cost $178,814)		159,259

	NUMBER OF SHARES	VALUE (000S)

INVESTMENT COMPANIES – 6.0%

Northern Institutional Funds - U.S. Government Portfolio (Shares),
2.31%(7) (8)	10,578,202	$10,578

Total Investment Companies

(Cost $10,578)		10,578

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

SHORT-TERM INVESTMENTS – 3.9%

California State Various Purpose G.O. Unlimited Bonds, Bid Group A,
5.00%, 10/1/22	$2,000	$2,000

Sacramento Transportation Authority Sales Variable Revenue Refunding Limited Tax Bonds, Series A, Sumitomo Mitsui Banking,
2.15%, 10/1/38(2) (4) (9)	4,000	4,000

San Diego Unified School District TRANS, Series A,
4.00%, 6/30/23	1,000	1,007

Total Short-Term Investments

(Cost $7,015)		7,007

Total Investments – 99.3%

(Cost $196,407)		176,844
Other Assets less Liabilities – 0.7%		1,271

NET ASSETS – 100.0%		$178,115

(1)	Maturity date represents the prerefunded date.
(2)	Maturity date represents the puttable date.
(3)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.
(4)	Variable or floating rate security. Rate as of September 30, 2022 is disclosed.
(5)	Zero coupon bond.
(6)	Step coupon bond. Rate as of September 30, 2022 is disclosed.

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	130	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

(7)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(8)	7-day current yield as of September 30, 2022 is disclosed.
(9)

Rate is determined by a remarketing agent which, in its judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGC - Assured Guaranty Corporation

AGM - Assured Guaranty Municipal Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

CABS - Capital Appreciation Bonds

CHF - Collegiate Housing Foundation

COPS - Certificates of Participation

CSCDA - California Statewide Communities Development Authority

G.O. - General Obligation

HFA - Housing Finance Authority

TRANS - Tax and Revenue Anticipation Notes

TRB - Tax Revenue Bonds

Percentages shown are based on Net Assets.

At September 30, 2022, the security types for the Fund were:

SECURITY TYPE(1)	% OF NET ASSETS
Municipal Bonds	89.4%
Investment Companies	6.0%
Short-Term Investments	3.9%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2022:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds	$ —	$159,259	$—	$159,259
Investment Companies	10,578	—	—	10,578
Short-Term Investments	—	7,007	—	7,007
Total Investments	$10,578	$166,266	$—	$176,844

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	131	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

CORE BOND FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

ASSET-BACKED SECURITIES – 4.8%

Whole Loan – 4.8%

Imperial Fund Mortgage Trust, Series 2022-NQM6, Class A1
(Step to 7.19% on 10/25/26), 6.82%, 10/25/67(1) (2)	$480	$480

J.P. Morgan Mortgage Trust, Series 2022-4, Class A3
3.00%, 10/25/52(1) (3) (4)	1,071	883

J.P. Morgan Mortgage Trust, Series 2022-6, Class A3
3.00%, 11/25/52(1) (3) (4)	1,081	893

J.P. Morgan Mortgage Trust, Series 2022-7, Class 1A2
3.00%, 12/25/52(1) (3) (4)	1,173	968

Mello Mortgage Capital Acceptance, Series 2021-MTG2, Class A1
2.50%, 6/25/51(1) (3) (4)	869	690

Towd Point Mortgage Trust, Series 2022-1, Class A1
3.75%, 7/25/62(1)	2,018	1,865

Towd Point Mortgage Trust, Series 2022-4, Class A1
3.75%, 9/25/62(1)	490	464

		6,243

Total Asset-Backed Securities

(Cost $6,647)		6,243

COMMERCIAL MORTGAGE-BACKED SECURITIES – 2.9%

Non Agency – 2.9%

BANK, Series 2019-BN16, Class A4
4.01%, 2/15/52	1,000	928

Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A5
3.14%, 2/10/48	920	878

DBJPM Mortgage Trust, Series 2016-C3, Class A5
2.89%, 8/10/49	320	292

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2017-JP5, Class A5
3.72%, 3/15/50	1,370	1,285

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.9% continued

Non Agency – 2.9% continued

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class A5
3.64%, 10/15/48	$375	$357

		3,740

Total Commercial Mortgage-Backed Securities

(Cost $4,132)		3,740

CORPORATE BONDS – 33.0%

Aerospace & Defense – 0.5%

Boeing (The) Co.,
5.81%, 5/1/50	145	126

Huntington Ingalls Industries, Inc.,
2.04%, 8/16/28	255	206

Lockheed Martin Corp.,
2.80%, 6/15/50	160	106

Northrop Grumman Corp.,
5.25%, 5/1/50	160	153

Teledyne Technologies, Inc.,
2.25%, 4/1/28	110	92

		683

Apparel & Textile Products – 0.1%

VF Corp.,
2.95%, 4/23/30	120	99

Asset Management – 1.4%

Ameriprise Financial, Inc.,
4.50%, 5/13/32	176	166

Ares Capital Corp.,
4.25%, 3/1/25	215	203

Ares Finance Co. III LLC,

(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.24%), 4.13%, 6/30/51 (1) (5)	513	400

Charles Schwab (The) Corp.,

(Variable, ICE LIBOR USD 3M + 2.58%), 5.00%, 12/1/27 (5)	92	73

FMR LLC,
6.45%, 11/15/39 (1)	175	179

FS KKR Capital Corp.,
4.13%, 2/1/25	635	601

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	132	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 33.0% continued

Asset Management – 1.4% continued

Oaktree Specialty Lending Corp.,
2.70%, 1/15/27	$300	$253

		1,875

Automotive – 0.6%

Stellantis Finance U.S., Inc.,
6.38%, 9/12/32 (1)	600	555

Toyota Motor Credit Corp.,
3.05%, 3/22/27	290	267

		822

Banking – 3.9%

Bank of America Corp., (Variable, ICE LIBOR USD 3M +
2.66%), 4.30%, 1/28/25 (5)	297	244
(Variable, U.S. SOFR + 2.15%), 2.59%, 4/29/31 (5)	100	79
(Variable, U.S. SOFR + 1.22%), 2.65%, 3/11/32 (5)	120	93
(Variable, U.S. SOFR + 1.32%),
2.69%, 4/22/32 (5)	510	398
(Variable, U.S. SOFR + 1.21%),
2.57%, 10/20/32 (5)	294	225
(Variable, U.S. SOFR + 1.83%),
4.57%, 4/27/33 (5)	511	458

Citigroup, Inc., (Variable, ICE LIBOR USD 3M +
1.15%), 3.52%, 10/27/28 (5)	190	170
(Variable, U.S. SOFR + 3.91%),
4.41%, 3/31/31 (5)	192	172
(Variable, U.S. SOFR + 1.17%),
2.56%, 5/1/32 (5)	275	211
(Variable, U.S. SOFR + 1.18%),
2.52%, 11/3/32 (5)	277	210

Fifth Third Bancorp, (Variable, U.S. SOFR + 1.66%),
4.34%, 4/25/33 (5)	298	264

JPMorgan Chase & Co., (Variable, U.S. SOFR + 3.38%),
5.00%, 8/1/24 (5)	320	289
(Variable, U.S. SOFR + 3.13%),
4.60%, 2/1/25 (5)	207	180
(Variable, U.S. SOFR + 1.85%),
2.08%, 4/22/26 (5)	300	273
(Variable, U.S. SOFR + 1.07%),
1.95%, 2/4/32 (5)	217	161

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 33.0% continued

Banking – 3.9% continued
(Variable, U.S. SOFR + 1.26%),
2.96%, 1/25/33 (5)	$510	$401
(Variable, U.S. SOFR + 2.08%),
4.91%, 7/25/33 (5)	510	470

PNC Financial Services Group (The), Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.60%), 3.40%, 9/15/26 (5)	304	227
(Variable, U.S. SOFR Compounded Index + 1.85%), 4.63%, 6/6/33 (5)	110	98

Truist Financial Corp., (Variable, U.S. SOFR + 1.37%),
4.12%, 6/6/28 (5)	260	244

Wells Fargo & Co., (Variable, U.S. SOFR + 2.10%),
2.39%, 6/2/28 (5)	220	189

		5,056

Beverages – 0.3%

Coca-Cola (The) Co.,
7.38%, 7/29/93	72	96

Constellation Brands, Inc.,
2.88%, 5/1/30	195	161

Pernod Ricard International Finance LLC,
1.25%, 4/1/28 (1)	200	164

		421

Biotechnology & Pharmaceuticals – 1.0%

AbbVie, Inc.,
4.25%, 11/21/49	115	92

Amgen, Inc.,
2.20%, 2/21/27	315	280
2.30%, 2/25/31	135	107
3.00%, 1/15/52	165	103

Bristol-Myers Squibb Co.,
2.95%, 3/15/32	330	282

Gilead Sciences, Inc.,
2.60%, 10/1/40	185	122

Pfizer, Inc.,
3.45%, 3/15/29	330	304

		1,290

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	133	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

CORE BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 33.0% continued

Cable & Satellite – 1.0%

Charter Communications Operating LLC/Charter Communications Operating Capital,
5.05%, 3/30/29	$125	$115
6.38%, 10/23/35	575	527
5.50%, 4/1/63	105	79

Comcast Corp.,
4.15%, 10/15/28	330	312
1.50%, 2/15/31	147	111

Time Warner Cable LLC,
5.88%, 11/15/40	200	165

		1,309

Chemicals – 0.5%

Bayport Polymers LLC,
4.74%, 4/14/27 (1)	350	324

LYB International Finance III LLC,
2.25%, 10/1/30	100	78

NewMarket Corp.,
2.70%, 3/18/31	165	125

RPM International, Inc.,
4.55%, 3/1/29	130	119

		646

Construction Materials – 0.1%

Martin Marietta Materials, Inc.,
2.50%, 3/15/30	150	120

Consumer Services – 0.0%

President and Fellows of Harvard College,
4.88%, 10/15/40	50	49

Containers & Packaging – 0.1%

Packaging Corp. of America,
3.40%, 12/15/27	109	99

Diversified Industrials – 0.1%

Parker-Hannifin Corp.,
4.50%, 9/15/29	74	70

Electric & Gas Marketing & Trading – 0.2%

Consolidated Edison Co. of New York, Inc.,
3.35%, 4/1/30	330	290

Electric Utilities – 3.0%

AES (The) Corp.,
1.38%, 1/15/26	340	293

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 33.0% continued

Electric Utilities – 3.0% continued

Ameren Corp.,
3.50%, 1/15/31	$250	$216

Appalachian Power Co.,
4.50%, 3/1/49	160	130

Avangrid, Inc.,
3.80%, 6/1/29	132	117

Berkshire Hathaway Energy Co.,
1.65%, 5/15/31	170	128

CenterPoint Energy, Inc.,
2.95%, 3/1/30	207	174

Duke Energy Corp.,
4.20%, 6/15/49	92	70

Duke Energy Progress LLC,
3.40%, 4/1/32	330	283

Entergy Louisiana LLC,
2.90%, 3/15/51	300	190

Entergy Texas, Inc.,
1.75%, 3/15/31	145	109

Eversource Energy,
1.65%, 8/15/30	167	126

Exelon Corp.,
5.63%, 6/15/35	380	371

National Rural Utilities Cooperative Finance Corp.,
4.15%, 12/15/32	100	91

NextEra Energy Capital Holdings, Inc.,
2.25%, 6/1/30	155	124

NRG Energy, Inc.,
2.45%, 12/2/27 (1)	115	94

Oncor Electric Delivery Co. LLC,
3.70%, 11/15/28	330	306
4.95%, 9/15/52 (1)	47	44

Pacific Gas and Electric Co.,
4.55%, 7/1/30	118	101

Public Service Co. of Colorado,
3.70%, 6/15/28	330	308

San Diego Gas & Electric Co.,
1.70%, 10/1/30	200	154

Southern (The) Co.,
3.70%, 4/30/30	155	136

Virginia Electric and Power Co.,
2.40%, 3/30/32	330	263

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	134	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 33.0% continued

Electric Utilities – 3.0% continued

Xcel Energy, Inc.,
2.60%, 12/1/29	$115	$96

		3,924

Electrical Equipment – 0.5%

Acuity Brands Lighting, Inc.,
2.15%, 12/15/30	147	109

Hubbell, Inc.,
2.30%, 3/15/31	120	95

Keysight Technologies, Inc.,
3.00%, 10/30/29	140	118

Vontier Corp.,
1.80%, 4/1/26	250	212
2.40%, 4/1/28	125	98

		632

Entertainment Content – 0.5%

Discovery Communications LLC,
3.63%, 5/15/30	150	123

Paramount Global,
3.70%, 6/1/28	145	129
4.95%, 5/19/50	135	96

Take-Two Interactive Software, Inc.,
3.70%, 4/14/27	94	87

Walt Disney (The) Co.,
2.20%, 1/13/28	127	111

Warnermedia Holdings, Inc.,
5.14%, 3/15/52 (1)	110	80

		626

Food – 0.9%

Campbell Soup Co.,
2.38%, 4/24/30	160	127

Conagra Brands, Inc.,
1.38%, 11/1/27	200	161

Flowers Foods, Inc.,
2.40%, 3/15/31	120	94

Hormel Foods Corp.,
1.80%, 6/11/30	165	132

McCormick & Co., Inc.,
1.85%, 2/15/31	220	164

Nestle Holdings, Inc.,
4.70%, 1/15/53 (1)	286	267

Smithfield Foods, Inc.,
2.63%, 9/13/31 (1)	155	114

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 33.0% continued

Food – 0.9% continued

Tyson Foods, Inc.,
4.35%, 3/1/29	$155	$146

		1,205

Funds & Trusts – 0.2%

Blackstone Private Credit Fund,
2.63%, 12/15/26	320	263

Gas & Water Utilities – 0.4%

NiSource, Inc.,
3.60%, 5/1/30	200	174

Southern California Gas Co.,
2.60%, 6/15/26	200	184

Southern Co. Gas Capital Corp.,
1.75%, 1/15/31	190	141

		499

Health Care Facilities & Services – 1.2%

Cigna Corp.,
1.25%, 3/15/26	330	289
2.38%, 3/15/31	120	95
3.40%, 3/15/50	160	108

Elevance Health, Inc.,
4.55%, 5/15/52	316	267

Humana, Inc.,
3.70%, 3/23/29	190	170
3.95%, 8/15/49	160	121

UnitedHealth Group, Inc.,
4.00%, 5/15/29	270	251
2.30%, 5/15/31	155	125

Universal Health Services, Inc.,
2.65%, 1/15/32 (1)	155	110

		1,536

Home Construction – 0.3%

D.R. Horton, Inc.,
1.30%, 10/15/26	185	155
1.40%, 10/15/27	150	121

Masco Corp.,
1.50%, 2/15/28	110	88

MDC Holdings, Inc.,
6.00%, 1/15/43	105	79

		443

Household Products – 0.7%

Clorox (The) Co.,
4.60%, 5/1/32	264	246

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	135	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

CORE BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 33.0% continued

Household Products – 0.7% continued

GSK Consumer Healthcare Capital U.S. LLC,
3.38%, 3/24/27 (1)	$280	$254
4.00%, 3/24/52 (1)	174	128

Kimberly-Clark Corp.,
2.00%, 11/2/31	330	260

		888

Institutional Financial Services – 2.0%

CME Group, Inc.,
2.65%, 3/15/32	136	112

Goldman Sachs Group (The), Inc.,
(Variable, U.S. SOFR + 1.41%), 3.10%, 2/24/33 (5)	510	405

Intercontinental Exchange, Inc.,
5.20%, 6/15/62	209	189

Jefferies Group LLC,
2.75%, 10/15/32	225	160

Jefferies Group LLC/Jefferies Group Capital Finance, Inc.,
2.63%, 10/15/31	185	134

Morgan Stanley,

(Variable, U.S. SOFR + 1.99%), 2.19%, 4/28/26 (5)	275	252

(Variable, U.S. SOFR + 0.88%), 1.59%, 5/4/27 (5)	187	161

(Variable, U.S. SOFR + 1.14%), 2.70%, 1/22/31 (5)	270	219

(Variable, U.S. SOFR + 1.03%), 1.79%, 2/13/32 (5)	202	148

(Variable, U.S. SOFR + 1.29%), 2.94%, 1/21/33 (5)	183	145

(Variable, U.S. SOFR + 2.08%), 4.89%, 7/20/33 (5)	150	139

(Variable, U.S. SOFR + 2.62%), 5.30%, 4/20/37 (5)	159	143

Nasdaq, Inc.,
1.65%, 1/15/31	160	119

State Street Corp.,

(Variable, U.S. SOFR + 1.61%), 4.42%, 5/13/33 (5)	294	271

		2,597

Insurance – 1.3%

Brighthouse Financial Global Funding,
1.55%, 5/24/26 (1)	315	271

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 33.0% continued

Insurance – 1.3% continued

Brown & Brown, Inc.,
2.38%, 3/15/31	$135	$101

Chubb INA Holdings, Inc.,
3.35%, 5/3/26	100	94

Corebridge Financial, Inc.,
4.40%, 4/5/52 (1)	106	81

Jackson Financial, Inc.,
5.67%, 6/8/32	321	293

Primerica, Inc.,
2.80%, 11/19/31	130	102

Progressive (The) Corp.,
3.70%, 3/15/52	265	199

Protective Life Corp.,
8.45%, 10/15/39	430	499

		1,640

Machinery – 0.5%

CNH Industrial Capital LLC,
1.88%, 1/15/26	615	548

Xylem, Inc.,
2.25%, 1/30/31	120	96

		644

Medical Equipment & Devices – 0.3%

Agilent Technologies, Inc.,
2.30%, 3/12/31	510	398

Bio-Rad Laboratories, Inc.,
3.30%, 3/15/27	34	31

		429

Oil & Gas Producers – 1.6%

Boardwalk Pipelines L.P.,
4.80%, 5/3/29	120	110

BP Capital Markets America, Inc.,
1.75%, 8/10/30	130	101
3.00%, 3/17/52	330	211

Cheniere Corpus Christi Holdings LLC,
3.70%, 11/15/29	190	165

Energy Transfer L.P.,
3.90%, 7/15/26	285	266

EOG Resources, Inc.,
4.38%, 4/15/30	330	314

Kinder Morgan, Inc.,
2.00%, 2/15/31	200	149

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	136	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 33.0% continued

Oil & Gas Producers – 1.6% continued

Marathon Petroleum Corp.,
3.80%, 4/1/28	$157	$140

MPLX L.P.,
4.50%, 4/15/38	200	161

ONEOK, Inc.,
4.00%, 7/13/27	150	138

Phillips 66,
2.15%, 12/15/30	200	154

Sabine Pass Liquefaction LLC,
4.50%, 5/15/30	160	146

Williams (The) Cos., Inc.,
3.50%, 10/15/51	100	66

		2,121

Oil & Gas Services & Equipment – 0.6%

Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.,
3.14%, 11/7/29	330	280
4.08%, 12/15/47	85	63

Halliburton Co.,
2.92%, 3/1/30	100	83
5.00%, 11/15/45	100	83

NOV, Inc.,
3.60%, 12/1/29	155	131

Schlumberger Investment S.A.,
2.65%, 6/26/30	100	83

		723

Real Estate Investment Trusts – 2.4%

American Tower Corp.,
3.13%, 1/15/27	230	207

AvalonBay Communities, Inc.,
2.30%, 3/1/30	100	82

Boston Properties L.P.,
2.55%, 4/1/32	220	162

Brixmor Operating Partnership L.P.,
4.05%, 7/1/30	145	122

Corporate Office Properties L.P.,
2.90%, 12/1/33	311	215

Crown Castle, Inc.,
1.05%, 7/15/26	370	313

Equinix, Inc.,
3.20%, 11/18/29	123	104
2.50%, 5/15/31	140	108

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 33.0% continued

Real Estate Investment Trusts – 2.4% continued

Essex Portfolio L.P.,
2.65%, 3/15/32	$180	$140

GLP Capital L.P./GLP Financing II, Inc.,
3.25%, 1/15/32	106	80

Healthpeak Properties, Inc.,
3.25%, 7/15/26	165	154

Kimco Realty Corp.,
3.20%, 4/1/32	211	171

Office Properties Income Trust,
2.65%, 6/15/26	275	206

Omega Healthcare Investors, Inc.,
3.38%, 2/1/31	100	76

Realty Income Corp.,
3.40%, 1/15/28	90	82

Safehold Operating Partnership L.P.,
2.85%, 1/15/32	154	115

Simon Property Group L.P.,
3.80%, 7/15/50	330	231

STORE Capital Corp.,
2.75%, 11/18/30	100	88

VICI Properties L.P.,
5.13%, 5/15/32	100	89

Welltower, Inc.,
2.70%, 2/15/27	100	89
3.85%, 6/15/32	90	77

Weyerhaeuser Co.,
4.00%, 11/15/29	205	184

		3,095

Retail - Consumer Staples – 0.3%

7-Eleven, Inc.,
1.80%, 2/10/31 (1)	120	89

Dollar Tree, Inc.,
3.38%, 12/1/51	159	103

Target Corp.,
4.50%, 9/15/32	275	262

		454

Retail - Discretionary – 0.4%

Advance Auto Parts, Inc.,
1.75%, 10/1/27	115	95

Dick’s Sporting Goods, Inc.,
4.10%, 1/15/52	116	72

Lowe’s Cos., Inc.,
4.25%, 4/1/52	95	73

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	137	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

CORE BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 33.0% continued

Retail - Discretionary – 0.4% continued

O’Reilly Automotive, Inc.,
4.70%, 6/15/32	$87	$81

Tractor Supply Co.,
1.75%, 11/1/30	195	146

		467

Semiconductors – 0.6%

KLA Corp.,
5.65%, 11/1/34	115	114
4.95%, 7/15/52	500	454

Qorvo, Inc.,
3.38%, 4/1/31 (1)	155	116

Skyworks Solutions, Inc.,
1.80%, 6/1/26	45	39

		723

Software – 0.9%

Fortinet, Inc.,
1.00%, 3/15/26	120	103
2.20%, 3/15/31	205	156

Oracle Corp.,
2.30%, 3/25/28	150	125
3.65%, 3/25/41	245	166
3.95%, 3/25/51	115	76

Roper Technologies, Inc.,
3.80%, 12/15/26	110	105
2.00%, 6/30/30	175	134

VMware, Inc.,
1.80%, 8/15/28	180	143

Workday, Inc.,
3.70%, 4/1/29	140	126

		1,134

Specialty Finance – 1.4%

Air Lease Corp.,
1.88%, 8/15/26	185	157
2.20%, 1/15/27	314	266
2.10%, 9/1/28	120	93
3.00%, 2/1/30	130	103

Aircastle Ltd.,
4.25%, 6/15/26	215	193

Ally Financial, Inc.,
2.20%, 11/2/28	138	107

GATX Corp.,
1.90%, 6/1/31	190	137

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 33.0% continued

Specialty Finance – 1.4% continued

3.50%, 6/1/32	$275	$221
3.10%, 6/1/51	125	73

Penske Truck Leasing Co. L.P./PTL Finance Corp.,
4.00%, 7/15/25 (1)	490	467

		1,817

Technology Hardware – 0.5%

Dell International LLC/EMC Corp.,
8.10%, 7/15/36	54	57
3.45%, 12/15/51 (1)	173	98

Jabil, Inc.,
1.70%, 4/15/26	260	226

Motorola Solutions, Inc.,
2.30%, 11/15/30	140	105

Western Digital Corp.,
2.85%, 2/1/29	211	164

		650

Technology Services – 1.0%

Broadridge Financial Solutions, Inc.,
2.90%, 12/1/29	118	98

Equifax, Inc.,
3.10%, 5/15/30	135	112

Global Payments, Inc.,
2.90%, 5/15/30	125	100

Moody’s Corp.,
4.25%, 2/1/29	157	149
3.75%, 2/25/52	106	78

PayPal Holdings, Inc.,
4.40%, 6/1/32	330	308

S&P Global, Inc.,
2.90%, 3/1/32 (1)	330	275

Western Union (The) Co.,
2.75%, 3/15/31	180	136

		1,256

Telecommunications – 0.5%

AT&T, Inc.,
3.55%, 9/15/55	105	69

T-Mobile U.S.A., Inc.,
3.40%, 10/15/52	160	105
3.60%, 11/15/60	277	178

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	138	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 33.0% continued

Telecommunications – 0.5% continued

Verizon Communications, Inc.,
2.10%, 3/22/28	$180	$152
2.55%, 3/21/31	215	172

		676

Tobacco & Cannabis – 0.3%

Altria Group, Inc.,
3.40%, 2/4/41	485	306

Philip Morris International, Inc.,
1.75%, 11/1/30	160	117

		423

Transportation & Logistics – 0.9%

Burlington Northern Santa Fe LLC,
2.88%, 6/15/52	330	216

Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.,
6.50%, 6/20/27 (1)	294	288

Norfolk Southern Corp.,
3.70%, 3/15/53	106	77

Ryder System, Inc.,
4.30%, 6/15/27	180	170

Southwest Airlines Co.,
5.13%, 6/15/27	175	171

Union Pacific Corp.,
2.38%, 5/20/31	108	88
3.50%, 2/14/53	159	115

		1,125

Total Corporate Bonds

(Cost $51,802)		42,819

FOREIGN ISSUER BONDS – 9.8%

Asset Management – 0.8%

UBS Group A.G.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.05%), 4.70%, 8/5/27 (1) (5)	610	578
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.75%), 4.75%, 5/12/28 (1) (5)	360	338
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.00%), 2.10%, 2/11/32 (1) (5)	200	145

		1,061

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 9.8% continued

Banking – 3.1%

ANZ Bank New Zealand Ltd.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.00%), 5.55%, 8/11/32 (1) (5)	$200	$193

Australia & New Zealand Banking Group Ltd.,

(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.29%), 2.95%, 7/22/30 (1) (5)	322	293

Banco Santander S.A.,

(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.00%), 4.18%, 3/24/28 (5)	200	180

Bank of Nova Scotia (The),

(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.05%), 4.59%, 5/4/37 (5)	220	184

Barclays PLC,

(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.65%), 5.50%, 8/9/28 (5)	200	188

(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.90%), 3.56%, 9/23/35 (5)	251	184

BNP Paribas S.A.,

(Variable, U.S. SOFR + 1.51%), 3.05%, 1/13/31 (1) (5)	150	119

BPCE S.A.,
3.50%, 10/23/27 (1)	185	163

(Variable, U.S. SOFR + 1.31%), 2.28%, 1/20/32 (1) (5)	167	120

Credit Agricole S.A.,
3.25%, 1/14/30 (1)	125	99

Deutsche Bank A.G.,

(Variable, U.S. SOFR + 1.32%), 2.55%, 1/7/28 (5)	139	113

(Variable, U.S. SOFR + 1.72%), 3.04%, 5/28/32 (5)	367	263

HSBC Holdings PLC,

(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.22%), 4.00%, 3/9/26 (5)	165	132
(Variable, U.S. SOFR + 1.41%), 2.87%, 11/22/32 (5)	154	112

ING Groep N.V.,

(Variable, U.S. SOFR + 1.83%), 4.02%, 3/28/28 (5)	200	182

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	139	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

CORE BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 9.8% continued

Banking – 3.1% continued

Lloyds Banking Group PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.00%), 2.44%, 2/5/26 (5)	$190	$175

Nationwide Building Society,
1.50%, 10/13/26 (1)	330	281

NatWest Group PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.55%), 3.07%, 5/22/28 (5)	250	215

Santander UK Group Holdings PLC,
(Variable, U.S. SOFR + 0.99%), 1.67%, 6/14/27 (5)	227	188

Societe Generale S.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.30%), 2.89%, 6/9/32 (1) (5)	310	226
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.90%), 4.03%, 1/21/43 (1) (5)	328	203

Standard Chartered PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.00%), 1.46%, 1/14/27 (1) (5)	165	140

Westpac Banking Corp.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.00%), 4.11%, 7/24/34 (5)	135	115

		4,068

Beverages – 0.2%

Coca-Cola Europacific Partners PLC,
1.50%, 1/15/27 (1)	161	138

Coca-Cola Femsa S.A.B. de C.V.,
1.85%, 9/1/32	205	151

		289

Biotechnology & Pharmaceuticals – 0.5%

Astrazeneca Finance LLC,
1.75%, 5/28/28	330	277

GlaxoSmithKline Capital, Inc.,
3.88%, 5/15/28	330	310

		587

Chemicals – 0.1%

Nutrien Ltd.,
4.00%, 12/15/26	100	95

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 9.8% continued

E-Commerce Discretionary – 0.1%

Alibaba Group Holding Ltd.,
2.70%, 2/9/41	$280	$171

Forestry, Paper & Wood Products – 0.1%

Suzano Austria GmbH,
3.13%, 1/15/32	211	152

Health Care Facilities & Services – 0.1%

Fresenius Medical Care U.S. Finance III, Inc.,
1.88%, 12/1/26 (1)	209	175

Institutional Financial Services – 0.7%

Credit Suisse Group A.G.,
(Variable, U.S. SOFR + 2.04%), 2.19%, 6/5/26 (1) (5)	565	491
(Variable, U.S. SOFR + 3.73%), 4.19%, 4/1/31 (1) (5)	117	92
(Variable, U.S. SOFR + 3.92%), 6.54%, 8/12/33 (1) (5)	295	265

		848

Internet Media & Services – 0.1%

Prosus N.V.,
3.83%, 2/8/51(1)	180	100

Medical Equipment & Devices – 0.2%

Alcon Finance Corp.,
2.60%, 5/27/30 (1)	210	170

Smith & Nephew PLC,
2.03%, 10/14/30	142	106

		276

Metals & Mining – 0.4%

Barrick PD Australia Finance Pty. Ltd.,
5.95%, 10/15/39	50	49

Glencore Funding LLC,
1.63%, 4/27/26 (1)	315	272
3.88%, 10/27/27 (1)	115	105

Vale Overseas Ltd.,
3.75%, 7/8/30	100	81

		507

Oil & Gas Producers – 0.8%

Enbridge, Inc.,
1.60%, 10/4/26	64	55

Qatar Energy,
3.13%, 7/12/41 (1)	31	23

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	140	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 9.8% continued

Oil & Gas Producers – 0.8% continued

Santos Finance Ltd.,
3.65%, 4/29/31 (1)	$210	$163

Suncor Energy, Inc.,
5.95%, 5/15/35	310	297

TotalEnergies Capital International S.A.,
2.83%, 1/10/30	200	172

TotalEnergies Capital S.A.,
3.88%, 10/11/28	330	309

		1,019

Semiconductors – 0.2%

NXP B.V./NXP Funding LLC/NXP U.S.A., Inc.,
5.00%, 1/15/33	326	292

Sovereign Government – 0.3%

Indonesia Government International Bond,
3.85%, 10/15/30	200	179

Peruvian Government International Bond,
2.84%, 6/20/30	150	123

Philippine Government International Bond,
3.75%, 1/14/29	125	117

		419

Specialty Finance – 0.5%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
1.75%, 1/30/26	205	175
4.63%, 10/15/27	185	166
3.40%, 10/29/33	53	38

Avolon Holdings Funding Ltd.,
3.25%, 2/15/27 (1)	295	247

		626

Technology Hardware – 0.2%

Lenovo Group Ltd.,
3.42%, 11/2/30 (1)	105	79

Xiaomi Best Time International Ltd.,
4.10%, 7/14/51 (1)	259	150

		229

Technology Services – 0.1%

RELX Capital, Inc.,
4.75%, 5/20/32	200	188

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 9.8% continued

Telecommunications – 0.6%

British Telecommunications PLC,
3.25%, 11/8/29 (1)	$165	$135

NTT Finance Corp.,
4.37%, 7/27/27 (1)	324	314

Orange S.A.,
5.38%, 1/13/42	100	93

Rogers Communications, Inc.,
2.90%, 11/15/26	200	181

		723

Tobacco & Cannabis – 0.6%

BAT Capital Corp.,
4.70%, 4/2/27	630	588

Imperial Brands Finance PLC,
6.13%, 7/27/27 (1)	113	112

Reynolds American, Inc.,
5.85%, 8/15/45	155	121

		821

Transportation & Logistics – 0.1%

Canadian Pacific Railway Co.,
3.10%, 12/2/51	103	68

Total Foreign Issuer Bonds

(Cost $15,405)		12,714

U.S. GOVERNMENT AGENCIES – 25.2% (6)

Fannie Mae – 16.1%

Pool #535714,
7.50%, 1/1/31	3	3

Pool #555599,
7.00%, 4/1/33	8	9

Pool #555691,
5.00%, 7/1/33	152	153

Pool #712130,
7.00%, 6/1/33	4	4

Pool #889641,
5.50%, 8/1/37	129	133

Pool #995802,
5.50%, 12/1/35	128	132

Pool #AB5209,
3.00%, 5/1/32	252	233

Pool #AD0248,
5.50%, 11/1/37	231	238

Pool #AD0494,
5.50%, 8/1/37	135	138

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	141	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

CORE BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 25.2% (6) continued

Fannie Mae – 16.1% continued

Pool #AD0925,
5.00%, 4/1/40	$111	$112

Pool #AL0065,
4.50%, 4/1/41	422	413

Pool #AL5119,
4.00%, 4/1/34	144	139

Pool #AL6041,
4.00%, 8/1/33	788	752

Pool #AL7497,
3.50%, 9/1/40	236	218

Pool #AL8352,
3.00%, 10/1/44	279	250

Pool #AQ5150,
2.50%, 11/1/42	722	613

Pool #AS3655,
4.50%, 10/1/44	154	151

Pool #AS5722,
3.50%, 9/1/45	73	67

Pool #AS6520,
3.50%, 1/1/46	259	237

Pool #AS6730,
3.50%, 2/1/46	326	300

Pool #AS7088,
2.50%, 5/1/31	113	105

Pool #AS7568,
4.50%, 7/1/46	461	448

Pool #AS8576,
4.50%, 12/1/46	163	158

Pool #AS8984,
4.50%, 3/1/47	100	97

Pool #BD7081,
4.00%, 3/1/47	386	365

Pool #BH6175,
3.50%, 7/1/47	84	77

Pool #BJ0686,
4.00%, 4/1/48	143	135

Pool #BM1761,
4.00%, 8/1/44	138	131

Pool #BM4056,
4.00%, 3/1/45	164	157

Pool #BM5168,
2.50%, 6/1/46	320	272

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 25.2% (6) continued

Fannie Mae – 16.1% continued

Pool #BM5969,
3.00%, 11/1/46	$995	$891

Pool #BM5984,
5.00%, 5/1/49	81	80

Pool #BM5996,
5.00%, 12/1/48	52	51

Pool #BP6499,
3.00%, 7/1/50	335	294

Pool #BP6675,
2.50%, 9/1/40	509	440

Pool #CA5700,
2.50%, 5/1/50	1,873	1,586

Pool #CA6422,
3.00%, 7/1/50	383	336

Pool #FM1303,
3.00%, 1/1/48	510	454

Pool #FM1472,
3.50%, 3/1/34	69	66

Pool #FM1572,
3.00%, 9/1/48	134	120

Pool #FM2053,
3.50%, 8/1/44	736	676

Pool #FM2671,
4.00%, 1/1/48	112	106

Pool #FM2921,
2.50%, 4/1/50	3,072	2,598

Pool #FM3173,
3.50%, 7/1/47	414	380

Pool #FM3201,
3.50%, 4/1/34	179	170

Pool #FM3266,
3.00%, 4/1/48	886	794

Pool #FM3727,
3.00%, 7/1/50	316	277

Pool #FM4491,
3.50%, 12/1/36	963	905

Pool #FM5237,
5.00%, 7/1/47	184	185

Pool #FM5383,
4.00%, 6/1/45	515	491

Pool #FS1251,
3.50%, 4/1/52	1,614	1,457

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	142	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 25.2% (6) continued

Fannie Mae – 16.1% continued

Pool #MA2232,
3.50%, 4/1/35	$220	$206

Pool #MA2864,
3.50%, 1/1/47	325	298

Pool #MA3088,
4.00%, 8/1/47	230	218

Pool #MA3183,
4.00%, 11/1/47	452	428

Pool #MA3184,
4.50%, 11/1/47	427	414

Pool #MA3211,
4.00%, 12/1/47	469	445

Pool #MA3448,
5.00%, 8/1/48	124	122

Pool #MA4186,
3.00%, 10/1/35	141	131

		20,859

Freddie Mac – 6.7%

Freddie Mac Multifamily Structured Pass Through Certificates, Series K730, Class A2,
3.59%, 1/25/25	460	450

Freddie Mac REMICS, Series 3013, Class HZ,
5.00%, 8/15/35	249	249

Pool #1B3575,

(Floating, ICE LIBOR USD 1Y + 1.80%, 1.80% Floor, 11.42% Cap), 4.05%, 9/1/37(4)	4	4

Pool #1G2296,

(Floating, ICE LIBOR USD 1Y + 2.09%, 2.09% Floor, 11.34% Cap), 2.34%, 11/1/37(4)	9	9

Pool #RA3913,
2.50%, 11/1/50	2,796	2,374

Pool #RD5026,
3.00%, 4/1/30	77	73

Pool #SB0084,
3.00%, 2/1/32	410	388

Pool #SB0216,
3.00%, 12/1/32	110	103

Pool #SB0328,
3.00%, 6/1/34	331	308

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 25.2% (6) continued

Freddie Mac – 6.7% continued

Pool #SB8502,
2.00%, 8/1/35	$3,274	$2,889

Pool #SD0033,
3.00%, 12/1/47	174	155

Pool #ZK7457,
3.50%, 2/1/29	147	140

Pool #ZM4714,
3.50%, 11/1/47	517	472

Pool #ZM5332,
3.00%, 1/1/48	257	226

Pool #ZS4687,
2.50%, 11/1/46	166	141

Pool #ZT1333,
2.50%, 10/1/31	709	658

		8,639

Freddie Mac Gold – 0.9%

Pool #G16396,
3.50%, 2/1/33	87	82

Pool #G60948,
3.00%, 1/1/47	197	175

Pool #Q15842,
3.00%, 2/1/43	373	335

Pool #Q42460,
4.00%, 6/1/46	66	63

Pool #Q44452,
3.00%, 11/1/46	478	425

Pool #Q63667,
4.50%, 5/1/49	103	100

		1,180

Government National Mortgage Association – 0.2%

Government National Mortgage Association, Series 2017-95, Class QG,
2.50%, 8/20/46	243	225

Government National Mortgage Association I – 0.2%

Pool #604183,
5.50%, 4/15/33	2	2

Pool #633627,
5.50%, 9/15/34	2	2

Pool #757013,
3.50%, 12/15/40	312	291

		295

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	143	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

CORE BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 25.2% (6) continued

Government National Mortgage Association II – 1.1%

Pool #784801,
3.50%, 6/20/47	$313	$289

Pool #MA0089,
4.00%, 5/20/42	469	451

Pool #MA0782,
3.00%, 2/20/43	384	345

Pool #MA1287,
4.50%, 9/20/43	84	83

Pool #MA1996,
4.00%, 6/20/44	83	79

Pool #MA2755,
4.00%, 4/20/45	63	60

Pool #MA3666,
5.00%, 5/20/46	159	160

		1,467

Total U.S. Government Agencies

(Cost $36,901)		32,665

U.S. GOVERNMENT OBLIGATIONS – 22.1%

U.S. Treasury Bonds – 7.7%
3.38%, 8/15/42	10,014	9,071
3.00%, 8/15/52	1,143	986

		10,057

U.S. Treasury Notes – 12.3%
3.25%, 8/31/24	5,801	5,696
3.13%, 8/15/25	6,053	5,867
3.13%, 8/31/27	3,885	3,727
2.75%, 8/15/32	729	667

		15,957

U.S. Treasury Strips – 2.1%
1.47%, 2/15/51(7)	7,762	2,702

Total U.S. Government Obligations

(Cost $31,449)		28,716

MUNICIPAL BONDS – 0.1%

Florida – 0.1%

Miami-Dade County Seaport Subordinate Taxable Revenue Refunding Bonds, Series B-3,
1.86%, 10/1/30	100	80

Total Municipal Bonds

(Cost $100)		80

	NUMBER OF SHARES	VALUE (000S)

INVESTMENT COMPANIES – 0.1%

Northern Institutional Funds - U.S. Government Portfolio (Shares),
2.31%(8) (9)	107,755	$108

Total Investment Companies

(Cost $108)		108

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

SHORT - TERM INVESTMENTS – 1.2%

U.S. Treasury Bill,
1.12%, 10/6/22(7) (10)	$1,500	$1,500

Total Short-Term Investments

(Cost $1,500)		1,500

Total Investments – 99.2%

(Cost $148,044)		128,585
Other Assets less Liabilities – 0.8%		1,044

NET ASSETS – 100.0%		$129,629

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(2)	Step coupon bond. Rate as of September 30, 2022 is disclosed.
(3)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(4)	Variable or floating rate security. Rate as of September 30, 2022 is disclosed.
(5)	Variable or floating rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of September 30, 2022.
(6)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(7)	Discount rate at the time of purchase.
(8)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(9)	7-day current yield as of September 30, 2022 is disclosed.
(10)	Security pledged as collateral to cover margin requirements for open futures contracts.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1Y - 1 Year

3M - 3 Month

5Y - 5 Year

CMT - Constant Maturity

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	144	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

ICE - Intercontinental Exchange

LIBOR - London Interbank Offered Rate

REMIC - Real Estate Mortgage Investment Conduit

SOFR - Secured Overnight Financing Rate

USD - United States Dollar

Percentages shown are based on Net Assets.

At September 30, 2022, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)(1)
2-Year U.S. Treasury Note	29	$5,956	Long	12/22	$13
Ultra 10-Year U.S. Treasury Note	(56)	(6,635)	Short	12/22	341
Total					$354

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

At September 30, 2022, the security types for the Fund were:

SECURITY TYPE(1)	% OF NET ASSETS
Asset-Backed Securities	4.8%
Commercial Mortgage-Backed Securities	2.9%
Corporate Bonds	33.0%
Foreign Issuer Bonds	9.8%
U.S. Government Agencies	25.2%
U.S. Government Obligations	22.1%
Municipal Bonds	0.1%
Investment Companies	0.1%
Short-Term Investments	1.2%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2022:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities	$ —	$6,243	$—	$6,243
Commercial Mortgage-Backed Securities	—	3,740	—	3,740
Corporate Bonds(1)	—	42,819	—	42,819
Foreign Issuer Bonds(1)	—	12,714	—	12,714
U.S. Government Agencies(1)	—	32,665	—	32,665
U.S. Government Obligations(1)	—	28,716	—	28,716
Municipal Bonds	—	80	—	80
Investment Companies	108	—	—	108
Short-Term Investments	—	1,500	—	1,500
Total Investments	$108	$128,477	$—	$128,585
OTHER FINANCIAL INSTRUMENTS
Assets Futures Contracts	$354	$—	$—	$354

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	145	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

ASSET-BACKED SECURITIES – 4.8%

Whole Loan – 4.8%

Angel Oak Mortgage Trust, Series 2022-5, Class A1 (Step to 4.54% on 8/25/26),
4.50%, 5/25/67(1) (2)	$2,202	$2,103

Imperial Fund Mortgage Trust, Series 2022-NQM6, Class A1 (Step to 7.19% on 10/25/26),
6.82%, 10/25/67(1) (2)	1,980	1,979

J.P. Morgan Mortgage Trust, Series 2022-4, Class A3
3.00%, 10/25/52(1) (3)	3,682	3,038

J.P. Morgan Mortgage Trust, Series 2022-6, Class A3
3.00%, 11/25/52(1) (3)	3,663	3,026

J.P. Morgan Mortgage Trust, Series 2022-7, Class 1A2
3.00%, 12/25/52(1) (3)	4,107	3,388

Mello Mortgage Capital Acceptance, Series 2021-MTG2, Class A1
2.50%, 6/25/51(1) (3)	3,401	2,701

Towd Point Mortgage Trust, Series 2022-1, Class A1
3.75%, 7/25/62(1)	7,441	6,876

Towd Point Mortgage Trust, Series 2022-4, Class A1
3.75%, 9/25/62(1)	1,990	1,886

		24,997

Total Asset-Backed Securities

(Cost $26,479)		24,997

COMMERCIAL MORTGAGE-BACKED SECURITIES – 2.8%

Non Agency – 2.8%

BANK, Series 2019-BN16, Class A4
4.01%, 2/15/52	3,900	3,621

Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A5
3.14%, 2/10/48	4,530	4,324

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2017-C5, Class A5
3.69%, 3/15/50	2,285	2,137

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.8% continued

Non Agency – 2.8% continued

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class A5
3.64%, 10/15/48	$4,430	$4,220

		14,302

Total Commercial Mortgage-Backed Securities

(Cost $15,417)		14,302

CORPORATE BONDS – 39.3%

Aerospace & Defense – 0.9%

Boeing (The) Co.,
5.81%, 5/1/50	590	513

Howmet Aerospace, Inc.,
6.88%, 5/1/25	1,854	1,867

Huntington Ingalls Industries, Inc.,
2.04%, 8/16/28	975	789

Lockheed Martin Corp.,
2.80%, 6/15/50	590	390

Northrop Grumman Corp.,
5.25%, 5/1/50	590	563

Teledyne Technologies, Inc.,
2.25%, 4/1/28	350	292

		4,414

Apparel & Textile Products – 0.0%

VF Corp.,
2.95%, 4/23/30	272	223

Asset Management – 2.1%

Ameriprise Financial, Inc.,
4.50%, 5/13/32	614	578

Ares Capital Corp.,
4.25%, 3/1/25	925	874

Ares Finance Co. III LLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.24%), 4.13%, 6/30/51 (1) (4)	2,045	1,594

Charles Schwab (The) Corp.,
(Variable, ICE LIBOR USD 3M + 2.58%), 5.00%, 12/1/27 (4) (5)	346	276

FMR LLC,
6.45%, 11/15/39 (1)	1,265	1,297

FS KKR Capital Corp.,
4.13%, 2/1/25	2,620	2,479

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	146	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 39.3% continued

Asset Management – 2.1% continued

Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
5.25%, 5/15/27	$1,465	$1,283

Oaktree Specialty Lending Corp.,
2.70%, 1/15/27	1,180	994

Prospect Capital Corp.,
3.71%, 1/22/26	1,930	1,672

		11,047

Automotive – 0.3%

Ford Motor Credit Co. LLC,
4.95%, 5/28/27	613	547

Toyota Motor Credit Corp.,
3.05%, 3/22/27	1,070	985

		1,532

Banking – 3.7%

Bank of America Corp., (Variable, ICE LIBOR USD 3M +
2.93%), 5.88%, 3/15/28 (4) (5)	910	780
(Variable, U.S. SOFR + 2.15%),
2.59%, 4/29/31 (4)	1,095	868
(Variable, U.S. SOFR + 1.32%),
2.69%, 4/22/32 (4)	1,880	1,468
(Variable, U.S. SOFR + 1.21%),
2.57%, 10/20/32 (4)	1,134	867
(Variable, U.S. SOFR + 1.83%),
4.57%, 4/27/33 (4)	1,771	1,586

Citigroup, Inc., (Variable, ICE LIBOR USD 3M +
1.15%), 3.52%, 10/27/28 (4)	1,200	1,071
(Variable, U.S. SOFR + 1.17%),
2.56%, 5/1/32 (4)	1,080	829
(Variable, U.S. SOFR + 1.18%), 2.52%, 11/3/32 (4)	1,074	814

Fifth Third Bancorp, (Variable, U.S. SOFR + 1.66%),
4.34%, 4/25/33 (4)	1,031	914

First-Citizens Bank & Trust Co., (Variable, CME Term SOFR 3M +
1.72%), 2.97%, 9/27/25 (4)	750	708

JPMorgan Chase & Co., (Variable, U.S. SOFR + 3.38%),
5.00%, 8/1/24 (4) (5)	1,250	1,127
(Variable, U.S. SOFR + 3.13%), 4.60%, 2/1/25 (4) (5)	885	771

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 39.3% continued

Banking – 3.7% continued
(Variable, U.S. SOFR + 1.85%), 2.08%, 4/22/26 (4)	$1,275	$1,162
(Variable, U.S. SOFR + 1.07%), 1.95%, 2/4/32 (4)	700	518
(Variable, U.S. SOFR + 1.26%), 2.96%, 1/25/33 (4)	1,880	1,478
(Variable, U.S. SOFR + 2.08%), 4.91%, 7/25/33 (4)	1,400	1,291

PNC Financial Services Group (The), Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.60%), 3.40%, 9/15/26 (4) (5)	1,187	886
(Variable, U.S. SOFR Compounded Index + 1.85%), 4.63%, 6/6/33 (4)	307	274

Truist Financial Corp., (Variable, U.S. SOFR + 1.37%), 4.12%, 6/6/28 (4)	830	780

Wells Fargo & Co., (Variable, U.S. SOFR + 2.10%), 2.39%, 6/2/28 (4)	960	823

		19,015

Beverages – 0.1%

Pernod Ricard International Finance LLC,
1.63%, 4/1/31(1)	690	516

Biotechnology & Pharmaceuticals – 0.8%

AbbVie, Inc.,
4.25%, 11/21/49	405	325

Amgen, Inc.,
2.20%, 2/21/27	1,235	1,097
3.00%, 1/15/52	615	385

Bristol-Myers Squibb Co.,
2.95%, 3/15/32	1,120	957

Gilead Sciences, Inc.,
2.60%, 10/1/40	620	409

Pfizer, Inc.,
3.45%, 3/15/29	1,120	1,031

		4,204

Cable & Satellite – 1.4%

Charter Communications Operating LLC/Charter Communications Operating Capital,
5.05%, 3/30/29	395	364

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	147	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 39.3% continued

Cable & Satellite – 1.4% continued
6.38%, 10/23/35	$2,370	$2,173
5.50%, 4/1/63	390	295

Comcast Corp.,
4.15%, 10/15/28	1,120	1,058
1.50%, 2/15/31	593	445

CSC Holdings LLC,
4.63%, 12/1/30 (1)	2,580	1,754

DISH DBS Corp.,
7.75%, 7/1/26	1,120	859

LCPR Senior Secured Financing DAC,
6.75%, 10/15/27 (1)	540	448

		7,396

Chemicals – 0.5%

Bayport Polymers LLC,
4.74%, 4/14/27 (1)	1,390	1,288

LYB International Finance III LLC,
2.25%, 10/1/30	300	233

NewMarket Corp.,
2.70%, 3/18/31	530	402

RPM International, Inc.,
4.55%, 3/1/29	447	407

Valvoline, Inc.,
3.63%, 6/15/31 (1)	670	494

		2,824

Construction Materials – 0.1%

Martin Marietta Materials, Inc.,
2.50%, 3/15/30	567	455

Consumer Services – 0.0%

President and Fellows of Harvard College,
4.88%, 10/15/40	200	195

Containers & Packaging – 0.1%

Packaging Corp. of America,
3.40%, 12/15/27	585	531

Diversified Industrials – 0.1%

Parker-Hannifin Corp.,
4.50%, 9/15/29	268	253

Electric & Gas Marketing & Trading – 0.2%

Consolidated Edison Co. of New York, Inc.,
3.35%, 4/1/30	1,120	984

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 39.3% continued

Electric Utilities – 2.9%

AES (The) Corp.,
1.38%, 1/15/26	$1,275	$1,098

Appalachian Power Co.,
4.50%, 3/1/49	585	475

Avangrid, Inc.,
3.80%, 6/1/29	530	471

Berkshire Hathaway Energy Co.,
1.65%, 5/15/31	645	488

CenterPoint Energy, Inc.,
2.95%, 3/1/30	392	329

Duke Energy Progress LLC,
3.40%, 4/1/32	1,120	960

Entergy Louisiana LLC,
2.90%, 3/15/51	1,100	696

Entergy Texas, Inc.,
1.75%, 3/15/31	537	406

Eversource Energy,
1.65%, 8/15/30	250	188

Exelon Corp.,
5.63%, 6/15/35	1,480	1,444

National Rural Utilities Cooperative Finance Corp.,
4.15%, 12/15/32	370	339

NextEra Energy Capital Holdings, Inc.,
2.25%, 6/1/30	305	243

NRG Energy, Inc.,
2.45%, 12/2/27 (1)	415	340
3.63%, 2/15/31 (1)	2,025	1,580

Oncor Electric Delivery Co. LLC,
3.70%, 11/15/28	1,120	1,039
4.95%, 9/15/52 (1)	192	181

Pacific Gas and Electric Co.,
4.55%, 7/1/30	333	285

Pattern Energy Operations L.P./Pattern Energy Operations, Inc.,
4.50%, 8/15/28 (1)	660	572

Public Service Co. of Colorado,
3.70%, 6/15/28	1,120	1,046

San Diego Gas & Electric Co.,
1.70%, 10/1/30	765	589

Southern (The) Co.,
3.70%, 4/30/30	475	418

Terraform Global Operating L.P.,
6.13%, 3/1/26 (1)	1,035	970

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	148	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 39.3% continued

Electric Utilities – 2.9% continued

Virginia Electric and Power Co.,
2.40%, 3/30/32	$1,120	$893

Xcel Energy, Inc.,
2.60%, 12/1/29	205	170

		15,220

Electrical Equipment – 0.4%

Acuity Brands Lighting, Inc.,
2.15%, 12/15/30	572	423

Hubbell, Inc.,
2.30%, 3/15/31	385	303

Keysight Technologies, Inc.,
3.00%, 10/30/29	345	292

Vontier Corp.,
1.80%, 4/1/26	800	680
2.40%, 4/1/28	400	313

		2,011

Entertainment Content – 0.4%

Discovery Communications LLC,
3.63%, 5/15/30	500	411

Paramount Global,
4.95%, 5/19/50	810	576

Take-Two Interactive Software, Inc.,
3.70%, 4/14/27	308	286

Walt Disney (The) Co.,
2.20%, 1/13/28	522	454

Warnermedia Holdings, Inc.,
5.14%, 3/15/52 (1)	401	291

		2,018

Food – 0.9%

Campbell Soup Co.,
2.38%, 4/24/30	585	464

Conagra Brands, Inc.,
1.38%, 11/1/27	765	617

Flowers Foods, Inc.,
2.40%, 3/15/31	385	302

JBS U.S.A. LUX S.A./JBS U.S.A. Food Co./JBS U.S.A. Finance, Inc.,
5.50%, 1/15/30 (1)	1,575	1,455

McCormick & Co., Inc.,
1.85%, 2/15/31	705	525

Nestle Holdings, Inc.,
4.70%, 1/15/53 (1)	1,157	1,080

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 39.3% continued

Food – 0.9% continued

Smithfield Foods, Inc.,
2.63%, 9/13/31 (1)	$620	$455

		4,898

Funds & Trusts – 0.2%

Blackstone Private Credit Fund,
2.63%, 12/15/26	1,240	1,018

Gas & Water Utilities – 0.4%

NiSource, Inc.,
3.60%, 5/1/30	500	436

Southern California Gas Co.,
2.60%, 6/15/26	650	596

Southern Co. Gas Capital Corp.,
1.75%, 1/15/31	1,160	860

		1,892

Health Care Facilities & Services – 1.7%

Cigna Corp.,
1.25%, 3/15/26	1,050	919
2.38%, 3/15/31	385	306
3.40%, 3/15/50	590	399

DaVita, Inc.,
4.63%, 6/1/30 (1)	3,000	2,321

Elevance Health, Inc.,
4.55%, 5/15/52	1,094	923

Humana, Inc.,
3.70%, 3/23/29	720	646
3.95%, 8/15/49	590	446

Molina Healthcare, Inc.,
3.88%, 5/15/32 (1)	1,600	1,310

UnitedHealth Group, Inc.,
4.00%, 5/15/29	910	848
2.30%, 5/15/31	617	497

Universal Health Services, Inc.,
2.65%, 1/15/32 (1)	625	442

		9,057

Home Construction – 0.2%

D.R. Horton, Inc.,
1.30%, 10/15/26	718	601

Masco Corp.,
1.50%, 2/15/28	350	282

MDC Holdings, Inc.,
6.00%, 1/15/43	397	298

		1,181

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	149	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 39.3% continued

Household Products – 0.6%

Clorox (The) Co.,
4.60%, 5/1/32	$911	$848

GSK Consumer Healthcare Capital U.S. LLC,
3.38%, 3/24/27 (1)	970	880
4.00%, 3/24/52 (1)	639	473

Kimberly-Clark Corp.,
2.00%, 11/2/31	1,120	881

		3,082

Institutional Financial Services – 2.3%

CME Group, Inc.,
2.65%, 3/15/32	501	412

Goldman Sachs Group (The), Inc.,
(Variable, ICE LIBOR USD 3M + 2.87%), 5.00%, 11/10/22 (4) (5)	1,795	1,667
(Variable, U.S. SOFR + 1.41%), 3.10%, 2/24/33 (4)	1,880	1,493

Intercontinental Exchange, Inc.,
5.20%, 6/15/62	724	654

Jane Street Group/JSG Finance, Inc.,
4.50%, 11/15/29 (1)	1,920	1,651

Jefferies Group LLC,
2.75%, 10/15/32	840	599

Jefferies Group LLC/Jefferies Group Capital Finance, Inc.,
2.63%, 10/15/31	716	519

Morgan Stanley,
(Variable, U.S. SOFR + 1.99%), 2.19%, 4/28/26 (4)	1,160	1,064
(Variable, U.S. SOFR + 0.88%), 1.59%, 5/4/27 (4)	722	624
(Variable, U.S. SOFR + 1.03%), 1.79%, 2/13/32 (4)	762	557
(Variable, U.S. SOFR + 1.29%), 2.94%, 1/21/33 (4)	689	545
(Variable, U.S. SOFR + 2.08%), 4.89%, 7/20/33 (4)	390	361
(Variable, U.S. SOFR + 2.62%), 5.30%, 4/20/37 (4)	394	354

Nasdaq, Inc.,
1.65%, 1/15/31	530	395

State Street Corp.,
(Variable, U.S. SOFR + 1.61%), 4.42%, 5/13/33 (4)	1,022	943

		11,838

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 39.3% continued

Insurance – 2.4%

Brighthouse Financial Global Funding,
1.55%, 5/24/26 (1)	$1,235	$1,063

Brown & Brown, Inc.,
2.38%, 3/15/31	577	431

Chubb INA Holdings, Inc.,
3.35%, 5/3/26	400	378

Corebridge Financial, Inc.,
4.40%, 4/5/52 (1)	394	299

Global Atlantic Fin Co.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.80%), 4.70%, 10/15/51 (1) (4)	1,291	971

Jackson Financial, Inc.,
5.67%, 6/8/32	1,139	1,041

Liberty Mutual Group, Inc.,
4.30%, 2/1/61 (1)	1,950	1,224

Ohio National Financial Services, Inc.,
6.05%, 1/24/30 (1)	2,095	1,942

Primerica, Inc.,
2.80%, 11/19/31	425	334

Progressive (The) Corp.,
3.70%, 3/15/52	974	732

Protective Life Corp.,
8.45%, 10/15/39	3,475	4,032

		12,447

Machinery – 0.5%

CNH Industrial Capital LLC,
1.88%, 1/15/26	2,285	2,034

Xylem, Inc.,
2.25%, 1/30/31	575	460

		2,494

Medical Equipment & Devices – 0.3%

Agilent Technologies, Inc.,
2.30%, 3/12/31	1,650	1,287

Bio-Rad Laboratories, Inc.,
3.30%, 3/15/27	132	120

		1,407

Metals & Mining – 0.4%

Kaiser Aluminum Corp.,
4.63%, 3/1/28 (1)	1,795	1,465

Novelis Corp.,
4.75%, 1/30/30 (1)	1,000	820

		2,285

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	150	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 39.3% continued

Oil & Gas Producers – 3.9%

Apache Corp.,
5.10%, 9/1/40	$1,200	$969

Boardwalk Pipelines L.P.,
4.80%, 5/3/29	482	443

BP Capital Markets America, Inc.,
1.75%, 8/10/30	470	365
3.00%, 3/17/52	1,120	717

Cheniere Corpus Christi Holdings LLC,
3.70%, 11/15/29	590	512

CrownRock L.P./CrownRock Finance, Inc.,
5.00%, 5/1/29 (1)	1,290	1,138

CVR Energy, Inc.,
5.75%, 2/15/28 (1)	1,995	1,704

Energy Transfer L.P.,
3.90%, 7/15/26	1,685	1,570

EQM Midstream Partners L.P.,
6.50%, 7/15/48	2,160	1,647

EQT Corp.,
4/1/28 (6)	600	588

Exxon Mobil Corp.,
4.23%, 3/19/40	635	551

ITT Holdings LLC,
6.50%, 8/1/29 (1)	2,560	1,986

Kinder Morgan, Inc.,
2.00%, 2/15/31	1,300	968

Marathon Petroleum Corp.,
3.80%, 4/1/28	392	351

MPLX L.P.,
4.50%, 4/15/38	700	564

ONEOK, Inc.,
4.00%, 7/13/27	625	574

Ovintiv, Inc.,
6.50%, 8/15/34	1,235	1,203

Phillips 66,
2.15%, 12/15/30	500	385

Sabine Pass Liquefaction LLC,
4.50%, 5/15/30	490	446

SM Energy Co.,
5.63%, 6/1/25	1,665	1,598

Williams (The) Cos., Inc.,
3.50%, 10/15/51	400	266

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 39.3% continued

Oil & Gas Producers – 3.9% continued

WPX Energy, Inc.,
4.50%, 1/15/30	$1,593	$1,447

		19,992

Oil & Gas Services & Equipment – 0.4%

Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.,
3.14%, 11/7/29	1,120	950

Halliburton Co.,
2.92%, 3/1/30	400	333
5.00%, 11/15/45	300	249

NOV, Inc.,
3.60%, 12/1/29	440	372

Schlumberger Investment S.A.,
2.65%, 6/26/30	400	333

		2,237

Publishing & Broadcasting – 0.3%

News Corp.,
3.88%, 5/15/29 (1)	880	747
5.13%, 2/15/32 (1)	630	553

		1,300

Real Estate Investment Trusts – 3.0%

American Tower Corp.,
3.13%, 1/15/27	885	795

AvalonBay Communities, Inc.,
2.30%, 3/1/30	250	206

Brixmor Operating Partnership L.P.,
4.05%, 7/1/30	600	505

Corporate Office Properties L.P.,
2.90%, 12/1/33	1,188	823

Crown Castle, Inc.,
1.05%, 7/15/26	1,200	1,014

EPR Properties,
4.50%, 4/1/25	1,500	1,410
4.50%, 6/1/27	2,215	1,912

Equinix, Inc.,
3.20%, 11/18/29	507	429
2.50%, 5/15/31	550	424

Essex Portfolio L.P.,
2.65%, 3/15/32	845	655

GLP Capital L.P./GLP Financing II, Inc.,
3.25%, 1/15/32	395	297

Healthpeak Properties, Inc.,
3.25%, 7/15/26	655	610

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	151	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 39.3% continued

Real Estate Investment Trusts – 3.0% continued

iStar, Inc.,
4.75%, 10/1/24	$1,700	$1,677

Kimco Realty Corp.,
3.20%, 4/1/32	782	635

Office Properties Income Trust,
2.65%, 6/15/26	1,090	817

Realty Income Corp.,
2.20%, 6/15/28	770	649

Safehold Operating Partnership L.P.,
2.85%, 1/15/32	594	442

Simon Property Group L.P.,
3.80%, 7/15/50	1,120	785

STORE Capital Corp.,
2.75%, 11/18/30	760	670

VICI Properties L.P.,
5.13%, 5/15/32	346	307

Welltower, Inc.,
3.85%, 6/15/32	327	279

		15,341

Retail - Consumer Staples – 0.3%

7-Eleven, Inc.,
1.80%, 2/10/31 (1)	395	294

Dollar Tree, Inc.,
3.38%, 12/1/51	590	382

Target Corp.,
4.50%, 9/15/32	1,117	1,065

		1,741

Retail - Discretionary – 0.4%

Advance Auto Parts, Inc.,
1.75%, 10/1/27	430	355

Best Buy Co., Inc.,
1.95%, 10/1/30	640	479

Dick’s Sporting Goods, Inc.,
4.10%, 1/15/52	431	266

Lowe’s Cos., Inc.,
4.25%, 4/1/52	355	272

Nordstrom, Inc.,
4.25%, 8/1/31	650	445

O’Reilly Automotive, Inc.,
4.70%, 6/15/32	317	297

		2,114

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 39.3% continued

Semiconductors – 0.5%

Broadcom, Inc.,
3.50%, 2/15/41 (1)	$440	$297

KLA Corp.,
4.95%, 7/15/52	1,849	1,680

Qorvo, Inc.,
3.38%, 4/1/31 (1)	610	457

Skyworks Solutions, Inc.,
1.80%, 6/1/26	175	151

		2,585

Software – 0.9%

Fortinet, Inc.,
1.00%, 3/15/26	360	310
2.20%, 3/15/31	750	569

Oracle Corp.,
3.65%, 3/25/41	785	533
3.95%, 3/25/51	592	393

Roper Technologies, Inc.,
3.80%, 12/15/26	456	433
2.00%, 6/30/30	690	528

VMware, Inc.,
1.80%, 8/15/28	720	571
4.70%, 5/15/30	1,130	1,017

Workday, Inc.,
3.70%, 4/1/29	445	399

		4,753

Specialty Finance – 2.1%

Air Lease Corp.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.08%), 4.65%, 6/15/26 (4) (5)	1,305	1,089
1.88%, 8/15/26	725	614
2.20%, 1/15/27	1,189	1,007
2.10%, 9/1/28	490	382

Aircastle Ltd.,
4.25%, 6/15/26	710	637

Ally Financial, Inc.,
2.20%, 11/2/28	537	415

GATX Corp.,
1.90%, 6/1/31	760	549
3.50%, 6/1/32	1,005	808
3.10%, 6/1/51	395	230

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	152	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 39.3% continued

Specialty Finance – 2.1% continued

Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
4.25%, 2/1/27 (1)	$1,950	$1,570

Penske Truck Leasing Co. L.P./PTL Finance Corp.,
4.00%, 7/15/25 (1)	2,090	1,992

Starwood Property Trust, Inc.,
3.75%, 12/31/24 (1)	2,000	1,812

		11,105

Technology Hardware – 0.6%

Dell International LLC/EMC Corp.,
8.10%, 7/15/36	710	751
3.45%, 12/15/51 (1)	630	358

Jabil, Inc.,
1.70%, 4/15/26	1,025	890

Seagate HDD Cayman,
3.13%, 7/15/29	525	385

Western Digital Corp.,
2.85%, 2/1/29	786	611

		2,995

Technology Services – 1.0%

Block, Inc.,
2.75%, 6/1/26	640	550
3.50%, 6/1/31	640	496

Equifax, Inc.,
3.10%, 5/15/30	575	477

Global Payments, Inc.,
2.90%, 5/15/30	1,000	797

Moody’s Corp.,
4.25%, 2/1/29	440	416
3.75%, 2/25/52	392	290

PayPal Holdings, Inc.,
4.40%, 6/1/32	1,120	1,044

S&P Global, Inc.,
2.90%, 3/1/32 (1)	1,120	934

Western Union (The) Co.,
2.75%, 3/15/31	580	437

		5,441

Telecommunications – 0.8%

AT&T, Inc.,
3.55%, 9/15/55	390	256

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 39.3% continued

Telecommunications – 0.8% continued

Level 3 Financing, Inc.,
4.63%, 9/15/27 (1)	$1,850	$1,531

T-Mobile U.S.A., Inc.,
3.40%, 10/15/52	615	406
3.60%, 11/15/60	1,045	671

Verizon Communications, Inc.,
2.10%, 3/22/28	580	489
2.55%, 3/21/31	710	567

		3,920

Tobacco & Cannabis – 0.3%

Altria Group, Inc.,
3.40%, 2/4/41	1,580	996

Philip Morris International, Inc.,
1.75%, 11/1/30	510	373

		1,369

Transportation & Logistics – 0.9%

Burlington Northern Santa Fe LLC,
2.88%, 6/15/52	1,120	731

Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.,
6.50%, 6/20/27 (1)	1,192	1,167

Norfolk Southern Corp.,
3.70%, 3/15/53	392	285

Ryder System, Inc.,
4.30%, 6/15/27	410	388

Southwest Airlines Co.,
5.13%, 6/15/27	765	749

Union Pacific Corp.,
2.38%, 5/20/31	405	329
3.50%, 2/14/53	589	426

United Airlines Pass Through Trust, Series 2020-1, Class B,
4.88%, 1/15/26	748	699

		4,774

Total Corporate Bonds

(Cost $244,529)		204,104

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	153	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 10.8%

Asset Management – 0.5%

UBS Group A.G.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.05%), 4.70%, 8/5/27 (1) (4)	$1,770	$1,678
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.75%), 4.75%, 5/12/28 (1) (4)	820	770

		2,448

Banking – 3.3%

ANZ Bank New Zealand Ltd.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.00%), 5.55%, 8/11/32 (1) (4)	200	193

Australia & New Zealand Banking Group Ltd.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.29%), 2.95%, 7/22/30 (1) (4)	1,100	1,000

Banco Santander S.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.00%), 4.18%, 3/24/28 (4)	800	721

Bank of Nova Scotia (The),
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.05%), 4.59%, 5/4/37 (4)	800	671

Barclays PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.41%), 4.38%, 3/15/28 (4) (5)	1,221	752
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.65%), 5.50%, 8/9/28 (4)	200	187

BNP Paribas S.A.,
(Variable, U.S. SOFR + 1.22%), 2.16%, 9/15/29 (1) (4)	630	493
(Variable, U.S. SOFR + 1.51%), 3.05%, 1/13/31 (1) (4)	470	374

BPCE S.A.,
3.50%, 10/23/27 (1)	575	506
(Variable, U.S. SOFR + 1.31%), 2.28%, 1/20/32 (1) (4)	637	459

Credit Agricole S.A.,
3.25%, 1/14/30 (1)	500	395

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 10.8% continued

Banking – 3.3% continued

Deutsche Bank A.G.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.52%), 6.00%, 10/30/25 (4) (5)	$1,800	$1,350
(Variable, U.S. SOFR + 1.32%), 2.55%, 1/7/28 (4)	529	430
(Variable, U.S. SOFR + 2.76%), 3.73%, 1/14/32 (4)	920	620
(Variable, U.S. SOFR + 1.72%), 3.04%, 5/28/32 (4) (7)	1	—

HSBC Holdings PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.22%), 4.00%, 3/9/26 (4) (5)	545	436
(Variable, U.S. SOFR + 1.41%), 2.87%, 11/22/32 (4)	592	432

ING Groep N.V.,
(Variable, U.S. SOFR + 1.83%), 4.02%, 3/28/28 (4)	200	182

Intesa Sanpaolo S.p.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.60%), 4.20%, 6/1/32 (1) (4)	3,964	2,672

Lloyds Banking Group PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.00%), 2.44%, 2/5/26 (4)	800	735

Nationwide Building Society,
1.50%, 10/13/26 (1)	1,300	1,105

NatWest Group PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.10%), 4.60%, 6/28/31 (4) (5)	650	406

Santander UK Group Holdings PLC,
(Variable, U.S. SOFR + 0.99%), 1.67%, 6/14/27 (4)	847	704

Societe Generale S.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.93%), 4.75%, 5/26/26 (1) (4) (5)	1,200	896
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.30%), 2.89%, 6/9/32 (1) (4) (7)	1	—
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.90%), 4.03%, 1/21/43 (1) (4)	1,223	758

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	154	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 10.8% continued

Banking – 3.3% continued

Standard Chartered PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.00%), 1.46%, 1/14/27 (1) (4)	$615	$521

Westpac Banking Corp.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.00%), 4.11%, 7/24/34 (4)	135	115

		17,113

Beverages – 0.2%

Coca-Cola Europacific Partners PLC,
1.50%, 1/15/27 (1)	629	538

Coca-Cola Femsa S.A.B. de C.V.,
1.85%, 9/1/32	845	622

		1,160

Biotechnology & Pharmaceuticals – 0.4%

Astrazeneca Finance LLC,
1.75%, 5/28/28	1,120	941

GlaxoSmithKline Capital, Inc.,
3.88%, 5/15/28	1,120	1,053

		1,994

Cable & Satellite – 0.4%

UPC Holding B.V.,
5.50%, 1/15/28(1)	2,625	2,205

Chemicals – 0.1%

Nutrien Ltd.,
4.00%, 12/15/26	300	284

Commercial Support Services – 0.2%

GFL Environmental, Inc.,
4.00%, 8/1/28(1)	1,355	1,129

E-Commerce Discretionary – 0.1%

Alibaba Group Holding Ltd.,
2.70%, 2/9/41	895	546

Food – 0.3%

NBM U.S. Holdings, Inc.,
7.00%, 5/14/26	1,825	1,761

Forestry, Paper & Wood Products – 0.3%

Mercer International, Inc.,
5.13%, 2/1/29	505	402

Suzano Austria GmbH,
3.13%, 1/15/32	1,274	917

		1,319

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 10.8% continued

Health Care Facilities & Services – 0.1%

Fresenius Medical Care U.S. Finance III, Inc.,
1.88%, 12/1/26(1)	$819	$684

Institutional Financial Services – 0.6%

Credit Suisse Group A.G.,
(Variable, U.S. SOFR + 2.04%), 2.19%, 6/5/26 (1) (4)	2,225	1,935
(Variable, U.S. SOFR + 3.73%), 4.19%, 4/1/31 (1) (4)	482	379
(Variable, U.S. SOFR + 3.92%), 6.54%, 8/12/33 (1) (4)	1,162	1,044

		3,358

Insurance – 0.4%

Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co-Issuer, Inc.,
7.63%, 10/15/25(1) (8)	2,146	2,023

Internet Media & Services – 0.1%

Prosus N.V.,
3.83%, 2/8/51(1)	645	358

Leisure Facilities & Services – 0.0%

Sands China Ltd.,
3.35%, 3/8/29(9)	—	—

Medical Equipment & Devices – 0.2%

Alcon Finance Corp.,
2.60%, 5/27/30 (1)	750	605

Smith & Nephew PLC,
2.03%, 10/14/30	535	401

		1,006

Metals & Mining – 0.4%

Barrick PD Australia Finance Pty. Ltd.,
5.95%, 10/15/39	250	243

Glencore Funding LLC,
1.63%, 4/27/26 (1)	1,240	1,072
3.88%, 10/27/27 (1)	630	573

		1,888

Oil & Gas Producers – 0.6%

Enbridge, Inc.,
1.60%, 10/4/26	261	225

Qatar Energy,
3.13%, 7/12/41 (1)	123	90

Santos Finance Ltd.,
3.65%, 4/29/31 (1)	830	645

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	155	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 10.8% continued

Oil & Gas Producers – 0.6% continued

Suncor Energy, Inc.,
5.95%, 5/15/35	$1,190	$1,138

TotalEnergies Capital S.A.,
3.88%, 10/11/28	1,120	1,050

		3,148

Semiconductors – 0.2%

NXP B.V./NXP Funding LLC/NXP U.S.A., Inc.,
5.00%, 1/15/33	1,133	1,017

Sovereign Government – 0.3%

Indonesia Government International Bond,
3.85%, 10/15/30	800	716

Peruvian Government International Bond,
2.84%, 6/20/30	600	492

Philippine Government International Bond,
3.75%, 1/14/29	375	350

		1,558

Specialty Finance – 0.5%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
1.75%, 1/30/26	760	650
4.63%, 10/15/27	1,000	898
3.40%, 10/29/33	185	134

Avolon Holdings Funding Ltd.,
3.25%, 2/15/27 (1)	1,220	1,022

		2,704

Technology Hardware – 0.2%

Lenovo Group Ltd.,
3.42%, 11/2/30 (1)	425	321

Xiaomi Best Time International Ltd.,
4.10%, 7/14/51 (1)	1,020	589

		910

Technology Services – 0.1%

RELX Capital, Inc.,
4.75%, 5/20/32	683	643

Telecommunications – 0.7%

British Telecommunications PLC,
3.25%, 11/8/29 (1)	540	440

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 10.8% continued

Telecommunications – 0.7% continued

Connect Finco S.a.r.l./Connect U.S. Finco LLC,
6.75%, 10/1/26 (1)	$1,685	$1,474

NTT Finance Corp.,
4.37%, 7/27/27 (1)	1,220	1,183

Orange S.A.,
5.38%, 1/13/42	250	234

Rogers Communications, Inc.,
2.90%, 11/15/26	600	543

		3,874

Tobacco & Cannabis – 0.5%

BAT Capital Corp.,
4.70%, 4/2/27	2,045	1,908

Imperial Brands Finance PLC,
6.13%, 7/27/27 (1)	403	397

Reynolds American, Inc.,
5.85%, 8/15/45	586	460

		2,765

Transportation & Logistics – 0.1%

Canadian Pacific Railway Co.,
3.10%, 12/2/51	396	260

Total Foreign Issuer Bonds

(Cost $68,771)		56,155

U.S. GOVERNMENT AGENCIES – 23.5% (10)

Fannie Mae – 15.0%

Pool #535714,
7.50%, 1/1/31	10	11

Pool #545003,
8.00%, 5/1/31	1	1

Pool #545437,
7.00%, 2/1/32	22	23

Pool #545556,
7.00%, 4/1/32	11	12

Pool #555189,
7.00%, 12/1/32	82	85

Pool #581806,
7.00%, 7/1/31	36	37

Pool #585617,
7.00%, 5/1/31(9)	—	—

Pool #889641,
5.50%, 8/1/37	552	569

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	156	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 23.5% (10) continued

Fannie Mae – 15.0% continued

Pool #995802,
5.50%, 12/1/35	$548	$564

Pool #AB5209,
3.00%, 5/1/32	2,187	2,015

Pool #AB9546,
3.50%, 6/1/28	62	59

Pool #AD0248,
5.50%, 11/1/37	993	1,023

Pool #AD0494,
5.50%, 8/1/37	578	593

Pool #AD0925,
5.00%, 4/1/40	56	56

Pool #AK9457,
3.50%, 3/1/32	110	103

Pool #AL3063,
3.50%, 1/1/28	226	215

Pool #AL5119,
4.00%, 4/1/34	946	910

Pool #AL7497,
3.50%, 9/1/40	1,149	1,060

Pool #AL8352,
3.00%, 10/1/44	2,362	2,115

Pool #AL8876,
3.00%, 10/1/44	341	307

Pool #AO2961,
4.00%, 5/1/42	180	170

Pool #AQ9360,
2.50%, 1/1/28	65	62

Pool #AS1991,
3.50%, 3/1/29	310	296

Pool #AS3655,
4.50%, 10/1/44	581	570

Pool #AS6520,
3.50%, 1/1/46	1,131	1,033

Pool #AS7088,
2.50%, 5/1/31	1,323	1,228

Pool #AS7568,
4.50%, 7/1/46	707	688

Pool #AS8576,
4.50%, 12/1/46	781	759

Pool #AS8984,
4.50%, 3/1/47	655	636

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 23.5% (10) continued

Fannie Mae – 15.0% continued

Pool #BH6175,
3.50%, 7/1/47	$456	$417

Pool #BJ0686,
4.00%, 4/1/48	572	539

Pool #BJ3524,
4.00%, 11/1/47	1,414	1,337

Pool #BM1761,
4.00%, 8/1/44	197	187

Pool #BM1762,
3.00%, 11/1/45	2,231	1,994

Pool #BM1901,
3.00%, 6/1/45	2,551	2,285

Pool #BM4056,
4.00%, 3/1/45	559	533

Pool #BM5168,
2.50%, 6/1/46	569	484

Pool #BM5969,
3.00%, 11/1/46	4,577	4,098

Pool #BM5984,
5.00%, 5/1/49	146	144

Pool #BM5996,
5.00%, 12/1/48	93	92

Pool #BP6499,
3.00%, 7/1/50	1,673	1,468

Pool #BP6675,
2.50%, 9/1/40	1,878	1,621

Pool #CA5700,
2.50%, 5/1/50	6,724	5,693

Pool #CA6422,
3.00%, 7/1/50	1,551	1,360

Pool #FM1303,
3.00%, 1/1/48	2,171	1,934

Pool #FM1438,
3.00%, 8/1/38	474	437

Pool #FM1472,
3.50%, 3/1/34	54	52

Pool #FM1572,
3.00%, 9/1/48	694	618

Pool #FM2671,
4.00%, 1/1/48	359	341

Pool #FM2921,
2.50%, 4/1/50	11,239	9,504

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	157	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 23.5% (10) continued

Fannie Mae – 15.0% continued

Pool #FM3173,
3.50%, 7/1/47	$1,744	$1,602

Pool #FM3201,
3.50%, 4/1/34	971	926

Pool #FM3266,
3.00%, 4/1/48	2,854	2,557

Pool #FM3727,
3.00%, 7/1/50	1,579	1,386

Pool #FM4491,
3.50%, 12/1/36	2,878	2,702

Pool #FM5383,
4.00%, 6/1/45	2,043	1,947

Pool #FS1251,
3.50%, 4/1/52	5,917	5,344

Pool #MA0878,
4.00%, 10/1/31	436	416

Pool #MA2522,
3.50%, 2/1/46	1,444	1,327

Pool #MA2642,
3.50%, 6/1/46	1,626	1,494

Pool #MA2864,
3.50%, 1/1/47	911	837

Pool #MA3004,
4.00%, 5/1/37	391	373

Pool #MA3088,
4.00%, 8/1/47	711	673

Pool #MA3183,
4.00%, 11/1/47	1,791	1,698

Pool #MA3184,
4.50%, 11/1/47	1,417	1,373

Pool #MA3211,
4.00%, 12/1/47	1,878	1,780

Pool #MA3448,
5.00%, 8/1/48	534	527

Pool #MA4186,
3.00%, 10/1/35	517	481

		77,781

Freddie Mac – 5.6%

Freddie Mac Multifamily Structured Pass Through Certificates, Series K730, Class A2,
3.59%, 1/25/25	1,790	1,749

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 23.5% (10) continued

Freddie Mac – 5.6% continued

Freddie Mac REMICS, Series 3013, Class HZ,
5.00%, 8/15/35	$849	$849

Pool #1B3575,
(Floating, ICE LIBOR USD 1Y + 1.80%, 1.80% Floor, 11.42% Cap), 4.05%, 9/1/37(11)	47	47

Pool #1G2296,
(Floating, ICE LIBOR USD 1Y + 2.09%, 2.09% Floor, 11.34% Cap), 2.34%, 11/1/37(11)	98	97

Pool #RA3913,
2.50%, 11/1/50	10,274	8,721

Pool #RD5026,
3.00%, 4/1/30	510	479

Pool #SB0084,
3.00%, 2/1/32	1,619	1,534

Pool #SB0216,
3.00%, 12/1/32	620	585

Pool #SB0328,
3.00%, 6/1/34	1,341	1,250

Pool #SB8502,
2.00%, 8/1/35	7,330	6,467

Pool #SD0033,
3.00%, 12/1/47	783	697

Pool #ZK7457,
3.50%, 2/1/29	1,722	1,632

Pool #ZM4714,
3.50%, 11/1/47	1,691	1,544

Pool #ZM5332,
3.00%, 1/1/48	615	543

Pool #ZS4687,
2.50%, 11/1/46	575	490

Pool #ZT1333,
2.50%, 10/1/31	2,564	2,379

		29,063

Freddie Mac Gold – 1.4%

Pool #A87842,
4.50%, 8/1/39	202	198

Pool #C00910,
7.50%, 1/1/30	70	74

Pool #G07068,
5.00%, 7/1/41	305	307

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	158	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 23.5% (10) continued

Freddie Mac Gold – 1.4% continued

Pool #G08731,
2.50%, 11/1/46	$1,226	$1,046

Pool #G15612,
3.50%, 12/1/29	65	62

Pool #G16396,
3.50%, 2/1/33	1,013	962

Pool #G18643,
2.50%, 5/1/32	90	84

Pool #G60948,
3.00%, 1/1/47	347	309

Pool #G61723,
3.50%, 1/1/43	104	96

Pool #Q15842,
3.00%, 2/1/43	1,600	1,437

Pool #Q42460,
4.00%, 6/1/46	265	252

Pool #Q44452,
3.00%, 11/1/46	2,377	2,111

Pool #Q63667,
4.50%, 5/1/49	342	331

		7,269

Government National Mortgage Association – 0.2%

Government National Mortgage Association, Series 2017-95, Class QG,
2.50%, 8/20/46	1,031	954

Government National Mortgage Association I – 0.2%

Pool #757013,
3.50%, 12/15/40	1,248	1,163

Government National Mortgage Association II – 1.1%

Pool #784801,
3.50%, 6/20/47	639	590

Pool #MA0089,
4.00%, 5/20/42	1,402	1,348

Pool #MA0782,
3.00%, 2/20/43	2,862	2,574

Pool #MA1996,
4.00%, 6/20/44	260	247

Pool #MA3666,
5.00%, 5/20/46	601	607

Pool #MA4008,
5.50%, 10/20/46	92	96

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 23.5% (10) continued

Government National Mortgage Association II – 1.1% continued

Pool #MA6870,
5.00%, 9/20/50	$520	$517

		5,979

Total U.S. Government Agencies

(Cost $138,293)		122,209

U.S. GOVERNMENT OBLIGATIONS – 17.4%

U.S. Treasury Bonds – 7.8%
3.38%, 8/15/42	38,330	34,719
3.00%, 8/15/52	7,070	6,101

		40,820

U.S. Treasury Notes – 7.6%
3.25%, 8/31/24	14,446	14,185
3.13%, 8/15/25	13,076	12,674
3.13%, 8/31/27	9,818	9,418
2.75%, 8/15/32	3,270	2,990

		39,267

U.S. Treasury Strips – 2.0%
1.47%, 2/15/51(12)	29,423	10,244

Total U.S. Government Obligations

(Cost $101,202)		90,331

MUNICIPAL BONDS – 0. 1%

Florida – 0.1%

Miami-Dade County Seaport Subordinate Taxable Revenue Refunding Bonds, Series B-3,
1.86%, 10/1/30	400	318

Total Municipal Bonds

(Cost $400)		318

	NUMBER OF SHARES	VALUE (000S)

INVESTMENT COMPANIES – 0.1%

Northern Institutional Funds - U.S. Government Portfolio (Shares),
2.31%(13) (14)	269,032	$269

Total Investment Companies

(Cost $269)		269

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	159	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

SHORT - TERM INVESTMENTS – 0 ..5%

U.S. Treasury Bill,

1.12%, 10/6/22(12) (15)	$2,500	$2,500

Total Short-Term Investments

(Cost $2,500)		2,500

Total Investments – 99.3%

(Cost $597,860)		515,185

Other Assets less Liabilities – 0.7%		3,804

NET ASSETS – 100.0%		$518,989

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(2)	Step coupon bond. Rate as of September 30, 2022 is disclosed.
(3)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(4)	Variable or floating rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of September 30, 2022.
(5)	Perpetual bond. Maturity date represents next call date.
(6)	When-Issued Security. Coupon rate is not in effect at September 30, 2022.
(7)	Value rounds to less than one thousand.
(8)	Security is a payment in-kind bond (PIK), distributions received in-kind unless otherwise noted in the description.
(9)	Principal Amount and Value rounds to less than one thousand.
(10)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(11)	Variable or floating rate security. Rate as of September 30, 2022 is disclosed.
(12)	Discount rate at the time of purchase.
(13)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(14)	7-day current yield as of September 30, 2022 is disclosed.
(15)	Security pledged as collateral to cover margin requirements for open futures contracts.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1Y - 1 Year

3M - 3 Month

5Y - 5 Year

CME - Chicago Mercantile Exchange

CMT - Constant Maturity

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

ICE - Intercontinental Exchange

LIBOR - London Interbank Offered Rate

REMIC - Real Estate Mortgage Investment Conduit

SOFR - Secured Overnight Financing Rate

USD - United States Dollar

Percentages shown are based on Net Assets.

At September 30, 2022, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)(1)

10-Year
U.S. Treasury
Note	(113)	$(12,663)	Short	12/22	$ 617
2-Year
U.S. Treasury
Note	116	23,825	Long	12/22	(12)
Ultra 10-Year
U.S. Treasury
Note	(134)	(15,877)	Short	12/22	982
Total					$1,587

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

At September 30, 2022, the security types for the Fund were:

SECURITY T YPE(1)	% OF NET ASSETS

Asset-Backed Securities	4.8%

Commercial Mortgage-Backed Securities	2.8%

Corporate Bonds	39.3%

Foreign Issuer Bonds	10.8%

U.S. Government Agencies	23.5%

U.S. Government Obligations	17.4%

Municipal Bonds	0.1%

Investment Companies	0.1%

Short-Term Investments	0.5%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	160	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2022:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities(1)	$ —	$ 24,997	$—	$ 24,997
Commercial Mortgage-Backed Securities	—	14,302	—	14,302
Corporate Bonds(1)	—	204,104	—	204,104
Foreign Issuer Bonds(1)	—	56,155	—	56,155
U.S. Government Agencies(1)	—	122,209	—	122,209
U.S. Government Obligations(1)	—	90,331	—	90,331
Municipal Bonds(1)	—	318	—	318
Investment Companies	269	—	—	269
Short-Term Investments	—	2,500	—	2,500
Total Investments	$ 269	$514,916	$—	$515,185
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$1,599	$ —	$—	$ 1,599
Liabilities
Futures Contracts	(12)	—	—	(12)
Total Other Financial Instruments	$1,587	$ —	$—	$ 1,587
(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	161	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS – 79.5%

Advertising & Marketing – 0.6%

Advantage Sales & Marketing, Inc.,
6.50%, 11/15/28 (1)	$9,000	$7,125

CMG Media Corp.,
8.88%, 12/15/27 (1)	11,350	8,671

Outfront Media Capital LLC/Outfront Media Capital Corp.,
4.25%, 1/15/29 (1)	4,500	3,535

		19,331

Aerospace & Defense – 1.3%

Howmet Aerospace, Inc.,
6.88%, 5/1/25	5,625	5,666

TransDigm UK Holdings PLC,
6.88%, 5/15/26	13,000	12,327

TransDigm, Inc.,
5.50%, 11/15/27	10,725	9,328

Triumph Group, Inc.,
8.88%, 6/1/24 (1)	4,275	4,223
7.75%, 8/15/25	16,750	12,800

		44,344

Asset Management – 0.9%

Advisor Group Holdings, Inc.,
10.75%, 8/1/27 (1)	11,875	11,638

Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
5.25%, 5/15/27	9,350	8,186
4.38%, 2/1/29	8,025	6,459

NFP Corp.,
6.88%, 8/15/28 (1)	6,560	5,117

		31,400

Automotive – 3.0%

American Axle & Manufacturing, Inc.,
6.88%, 7/1/28	5,000	4,300

Dana, Inc.,
4.25%, 9/1/30	4,000	2,930

Ford Motor Co.,
9.63%, 4/22/30	3,825	4,249
6.10%, 8/19/32	8,325	7,339
4.75%, 1/15/43	4,250	2,816

Ford Motor Credit Co. LLC,
5.58%, 3/18/24	4,628	4,537
4.06%, 11/1/24	2,800	2,628
5.13%, 6/16/25	2,000	1,887
4.13%, 8/4/25	8,700	7,896

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS – 79.5% continued

Automotive – 3.0% continued
4.39%, 1/8/26	$9,225	$8,350
4.95%, 5/28/27	8,375	7,477
4.13%, 8/17/27	11,000	9,465
5.11%, 5/3/29	8,318	7,218
4.00%, 11/13/30	5,800	4,524

General Motors Financial Co., Inc.,
(Variable, ICE LIBOR USD 3M + 3.60%), 5.75%, 9/30/27 (2) (3)	11,975	9,714

Real Hero Merger Sub 2, Inc.,
6.25%, 2/1/29 (1)	7,750	5,596

Tenneco, Inc.,
7.88%, 1/15/29 (1)	2,200	2,142
5.13%, 4/15/29 (1)	8,000	7,900

		100,968

Beverages – 0.1%

Triton Water Holdings, Inc.,
6.25%, 4/1/29(1)	4,525	3,461

Biotechnology & Pharmaceuticals – 1.3%

Bausch Health Americas, Inc.,
8.50%, 1/31/27 (1)	8,690	3,693

Bausch Health Cos., Inc.,
6.13%, 2/1/27 (1)	4,200	2,907
5.00%, 1/30/28 (1)	6,500	2,394
4.88%, 6/1/28 (1)	6,650	4,287
7.25%, 5/30/29 (1)	4,750	1,818
5.25%, 1/30/30 (1)	13,725	5,126

Horizon Therapeutics U.S.A., Inc.,
5.50%, 8/1/27 (1)	9,450	8,839

Organon & Co./Organon Foreign Debt Co-Issuer B.V.,
5.13%, 4/30/31 (1)	8,975	7,352

Par Pharmaceutical, Inc.,
7.50%, 4/1/27 (1) (4)	8,813	6,963

		43,379

Cable & Satellite – 4.0%

CCO Holdings LLC/CCO Holdings Capital Corp.,
5.00%, 2/1/28 (1)	29,387	25,339
6.38%, 9/1/29 (1)	4,150	3,810
4.75%, 2/1/32 (1)	15,025	11,701
4.50%, 5/1/32	6,675	5,091
4.25%, 1/15/34 (1)	6,631	4,746

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	162	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS – 79.5% continued

Cable & Satellite – 4.0% continued

CSC Holdings LLC,
6.50%, 2/1/29 (1)	$17,100	$15,091
5.75%, 1/15/30 (1)	12,250	8,707
4.63%, 12/1/30 (1)	6,800	4,624

Directv Financing LLC/Directv Financing Co-Obligor, Inc.,
5.88%, 8/15/27 (1)	14,275	12,307

DISH DBS Corp.,
7.75%, 7/1/26	22,917	17,579
5.25%, 12/1/26 (1)	6,375	5,223
5.75%, 12/1/28 (1)	6,350	4,799

GCI LLC,
4.75%, 10/15/28 (1)	7,500	6,227

LCPR Senior Secured Financing DAC,
6.75%, 10/15/27 (1)	7,263	6,028

Midcontinent Communications/Midcontinent Finance Corp.,
5.38%, 8/15/27 (1)	4,900	4,366

Radiate Holdco LLC/Radiate Finance, Inc.,
6.50%, 9/15/28 (1)	3,000	2,092

		137,730

Chemicals – 1.5%

ASP Unifrax Holdings, Inc.,
5.25%, 9/30/28 (1)	4,000	3,072

CVR Partners L.P./CVR Nitrogen Finance Corp.,
6.13%, 6/15/28 (1)	5,125	4,463

Diamond BC B.V.,
4.63%, 10/1/29 (1)	5,775	4,018

EverArc Escrow S.a.r.l.,
5.00%, 10/30/29 (1)	6,575	5,308

Illuminate Buyer LLC/Illuminate Holdings IV, Inc.,
9.00%, 7/1/28 (1)	6,575	5,457

LSB Industries, Inc.,
6.25%, 10/15/28 (1)	6,450	5,534

LSF11A5 HoldCo LLC,
6.63%, 10/15/29 (1)	7,925	5,944

Mativ Holdings, Inc.,
6.88%, 10/1/26 (1)	10,575	9,334

Olympus Water U.S. Holding Corp.,
7.13%, 10/1/27 (1)	5,850	5,236

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS – 79.5% continued

Chemicals – 1.5% continued

WR Grace Holdings LLC,
5.63%, 8/15/29 (1)	$5,325	$3,994

		52,360

Commercial Support Services – 1.5%

ADT Security (The) Corp.,
4.13%, 8/1/29 (1)	5,025	4,171

Allied Universal Holdco LLC/Allied Universal Finance Corp.,
6.63%, 7/15/26 (1)	5,775	5,147
6.00%, 6/1/29 (1)	7,293	4,707

APX Group, Inc.,
6.75%, 2/15/27 (1)	8,135	7,599
5.75%, 7/15/29 (1)	6,525	5,158

Covanta Holding Corp.,
5.00%, 9/1/30	8,125	6,368

Prime Security Services Borrower LLC/Prime Finance, Inc.,
6.25%, 1/15/28 (1)	14,375	12,267

ZipRecruiter, Inc.,
5.00%, 1/15/30 (1)	5,450	4,401

		49,818

Construction Materials – 0.6%

Eco Material Technologies, Inc.,
7.88%, 1/31/27 (1)	9,500	8,414

Standard Industries, Inc.,
3.38%, 1/15/31 (1)	6,325	4,448

Summit Materials LLC/Summit Materials Finance Corp.,
6.50%, 3/15/27 (1)	7,683	7,358

		20,220

Consumer Services – 0.4%

PROG Holdings, Inc.,
6.00%, 11/15/29 (1)	9,650	7,711

StoneMor, Inc.,
8.50%, 5/15/29 (1)	8,525	7,182

		14,893

Containers & Packaging – 1.0%

Ardagh Packaging Finance PLC/Ardagh Holdings U.S.A., Inc.,
5.25%, 8/15/27 (1)	4,250	2,659

Clydesdale Acquisition Holdings, Inc.,
6.63%, 4/15/29 (1)	4,665	4,245

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	163	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS – 79.5% continued

Containers & Packaging – 1.0% continued

Crown Americas LLC,
5.25%, 4/1/30 (1)	$4,245	$3,821

Graham Packaging Co., Inc.,
7.13%, 8/15/28 (1)	9,575	7,697

Mauser Packaging Solutions Holding Co.,
7.25%, 4/15/25 (1)	6,997	6,155

Owens-Brockway Glass Container, Inc.,
6.63%, 5/13/27 (1)	4,535	4,110

Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.,
4.38%, 10/15/28 (1)	5,475	4,527

		33,214

Electric Utilities – 1.2%

Calpine Corp.,
5.13%, 3/15/28	11,162	9,587
5.00%, 2/1/31 (1)	5,000	3,973

NRG Energy, Inc.,
5.75%, 1/15/28	11,045	10,193

Pattern Energy Operations L.P./Pattern Energy Operations, Inc.,
4.50%, 8/15/28 (1)	4,955	4,296

Vistra Operations Co. LLC,
5.63%, 2/15/27 (1)	7,875	7,373
4.38%, 5/1/29 (1)	6,500	5,406

		40,828

Electrical Equipment – 0.3%

WESCO Distribution, Inc.,
7.13%, 6/15/25 (1)	6,975	6,979
7.25%, 6/15/28 (1)	5,100	4,995

		11,974

Engineering & Construction – 0.5%

Brundage-Bone Concrete Pumping Holdings, Inc.,
6.00%, 2/1/26 (1)	9,000	8,122

Dycom Industries, Inc.,
4.50%, 4/15/29 (1)	5,325	4,487

VM Consolidated, Inc.,
5.50%, 4/15/29 (1)	5,175	4,450

		17,059

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS – 79.5% continued

Entertainment Content – 0.7%

Allen Media LLC/Allen Media Co-Issuer, Inc.,
10.50%, 2/15/28 (1)	$22,150	$10,964

Diamond Sports Group LLC/Diamond Sports Finance Co.,
5.38%, 8/15/26 (1)	9,775	1,946
6.63%, 8/15/27 (1)	17,925	1,255

Univision Communications, Inc.,
4.50%, 5/1/29	5,900	4,811
7.38%, 6/30/30 (1)	5,920	5,649

		24,625

Food – 0.5%

JBS U.S.A. LUX S.A./JBS U.S.A. Food Co./JBS U.S.A. Finance, Inc.,
5.50%, 1/15/30 (1)	6,000	5,542

Post Holdings, Inc.,
4.50%, 9/15/31 (1)	6,150	4,951

Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed,
4.63%, 3/1/29 (1)	8,575	7,010

		17,503

Forestry, Paper & Wood Products – 0.1%

Glatfelter Corp.,
4.75%, 11/15/29(1)	7,250	4,169

Health Care Facilities & Services – 3.1%

AdaptHealth LLC,
6.13%, 8/1/28 (1)	3,825	3,426
5.13%, 3/1/30 (1)	6,275	5,174

CHS/Community Health Systems, Inc.,
8.00%, 3/15/26 (1)	5,025	4,350
6.88%, 4/15/29 (1)	6,725	3,248
6.13%, 4/1/30 (1)	9,450	4,457
5.25%, 5/15/30 (1)	13,600	9,469

DaVita, Inc.,
4.63%, 6/1/30 (1)	10,750	8,318

Encompass Health Corp.,
4.75%, 2/1/30	1,790	1,473

HCA, Inc.,
5.88%, 2/1/29	15,430	15,004

Prime Healthcare Services, Inc.,
7.25%, 11/1/25 (1)	9,100	8,122

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	164	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS – 79.5% continued

Health Care Facilities & Services – 3.1% continued

Surgery Center Holdings, Inc.,
6.75%, 7/1/25 (1)	$4,350	$4,020
10.00%, 4/15/27 (1)	7,125	6,929

Tenet Healthcare Corp.,
6.13%, 10/1/28 (1)	12,525	10,973
4.38%, 1/15/30 (1)	22,745	18,985
6.13%, 6/15/30 (1)	2,100	1,924

		105,872

Home & Office Products – 0.5%

CD&R Smokey Buyer, Inc.,
6.75%, 7/15/25 (1)	6,560	5,946

Newell Brands, Inc.,
5.63%, 4/1/36	13,250	10,918

		16,864

Home Construction – 1.5%

Beazer Homes U.S.A., Inc.,
5.88%, 10/15/27	8,600	6,643

Forestar Group, Inc.,
5.00%, 3/1/28 (1)	3,562	2,858

Interface, Inc,
5.50%, 12/1/28 (1)	5,000	4,259

KB Home,
7.25%, 7/15/30	5,900	5,354

LGI Homes, Inc.,
4.00%, 7/15/29 (1)	8,625	6,389

M/I Homes, Inc.,
3.95%, 2/15/30	11,900	8,694

MIWD Holdco II LLC/MIWD Finance Corp.,
5.50%, 2/1/30 (1)	3,375	2,500

PGT Innovations, Inc.,
4.38%, 10/1/29 (1)	13,290	10,902

Taylor Morrison Communities, Inc.,
5.13%, 8/1/30 (1)	6,000	4,843

		52,442

Household Products – 0.1%

Edgewell Personal Care Co.,
5.50%, 6/1/28(1)	3,000	2,682

Industrial Intermediate Products – 0.4%

Anagram International, Inc./Anagram Holdings LLC,
10.00%, 8/15/26 (1) (5)	2,565	2,514

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS – 79.5% continued

Industrial Intermediate Products – 0.4% continued

FXI Holdings, Inc.,
12.25%, 11/15/26 (1)	$12,525	$9,910

		12,424

Industrial Support Services – 0.9%

Ahern Rentals, Inc.,
7.38%, 5/15/23 (1)	9,675	6,517

APi Group DE, Inc.,
4.13%, 7/15/29 (1)	4,700	3,725

NESCO Holdings II, Inc.,
5.50%, 4/15/29 (1)	5,275	4,397

PECF USS Intermediate Holding III Corp.,
8.00%, 11/15/29 (1)	9,175	6,691

Resideo Funding, Inc.,
4.00%, 9/1/29 (1)	9,885	7,967

		29,297

Institutional Financial Services – 0.9%

Aretec Escrow Issuer, Inc.,
7.50%, 4/1/29 (1)	7,950	6,654

Armor Holdco, Inc.,
8.50%, 11/15/29 (1)	7,175	5,714

Coinbase Global, Inc.,
3.63%, 10/1/31 (1)	9,700	5,378

Jane Street Group/JSG Finance, Inc.,
4.50%, 11/15/29 (1)	13,700	11,782

		29,528

Insurance – 0.8%

AmWINS Group, Inc.,
4.88%, 6/30/29 (1)	9,000	7,471

NMI Holdings, Inc.,
7.38%, 6/1/25 (1)	6,200	6,013

Ryan Specialty Group LLC,
4.38%, 2/1/30 (1)	8,975	7,612

USI, Inc.,
6.88%, 5/1/25 (1)	5,254	5,051

		26,147

Internet Media & Services – 1.1%

Endurance International Group Holdings, Inc.,
6.00%, 2/15/29 (1)	6,225	4,133

GrubHub Holdings, Inc.,
5.50%, 7/1/27 (1)	6,850	4,729

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	165	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS – 79.5% continued

Internet Media & Services – 1.1% continued

Millennium Escrow Corp.,
6.63%, 8/1/26 (1)	$5,650	$4,467

TripAdvisor, Inc.,
7.00%, 7/15/25 (1)	9,235	8,978

Twitter, Inc.,
5.00%, 3/1/30 (1)	3,950	3,785

Uber Technologies, Inc.,
6.25%, 1/15/28 (1)	10,825	10,067
4.50%, 8/15/29 (1)	3,750	3,152

		39,311

Leisure Facilities & Services – 6.4%

Affinity Gaming,
6.88%, 12/15/27 (1)	6,000	4,891

AMC Entertainment Holdings, Inc.,
10.00%, 6/15/26 (1)	7,850	5,358

Boyne U.S.A., Inc.,
4.75%, 5/15/29 (1)	6,065	5,081

Caesars Entertainment, Inc.,
6.25%, 7/1/25 (1)	7,100	6,843
8.13%, 7/1/27 (1)	5,975	5,707
4.63%, 10/15/29 (1)	9,850	7,526

Caesars Resort Collection LLC/CRC Finco, Inc.,
5.75%, 7/1/25 (1)	8,250	7,960

Carnival Corp.,
7.63%, 3/1/26 (1)	8,975	6,821
5.75%, 3/1/27 (1)	12,325	8,634
4.00%, 8/1/28 (1)	3,225	2,602

Carrols Restaurant Group, Inc.,
5.88%, 7/1/29 (1)	6,050	4,038

Everi Holdings, Inc.,
5.00%, 7/15/29 (1)	8,275	6,785

Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
4.63%, 1/15/29 (1)	3,850	3,186
6.75%, 1/15/30 (1)	8,825	6,702

Full House Resorts, Inc.,
8.25%, 2/15/28 (1)	5,290	4,762

GPS Hospitality Holding Co. LLC/GPS Finco, Inc.,
7.00%, 8/15/28 (1)	8,300	5,223

Hilton Domestic Operating Co., Inc.,
5.75%, 5/1/28 (1)	7,900	7,387

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS – 79.5% continued

Leisure Facilities & Services – 6.4% continued

International Game Technology PLC,
5.25%, 1/15/29 (1)	$10,525	$9,323

Jacobs Entertainment, Inc.,
6.75%, 2/15/29 (1)	6,100	5,219

Lindblad Expeditions LLC,
6.75%, 2/15/27 (1)	11,425	10,054

Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.,
4.88%, 5/1/29 (1)	6,450	5,313

NCL Corp. Ltd.,
5.88%, 3/15/26 (1)	6,400	4,869
5.88%, 2/15/27 (1)	6,425	5,349

NCL Finance Ltd.,
6.13%, 3/15/28 (1)	3,850	2,839

Penn Entertainment, Inc.,
4.13%, 7/1/29 (1)	4,500	3,445

Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,
5.88%, 9/1/31 (1)	3,250	2,194

Royal Caribbean Cruises Ltd.,
9.13%, 6/15/23 (1)	7,250	7,377
4.25%, 7/1/26 (1)	2,450	1,801
5.50%, 8/31/26 (1)	5,075	3,882
11.63%, 8/15/27 (1)	6,960	6,334
1/15/29 (1) (6)	5,875	5,719

Scientific Games Holdings L.P./Scientific Games U.S. FinCo, Inc.,
6.63%, 3/1/30 (1)	4,025	3,226

Scientific Games International, Inc.,
7.00%, 5/15/28 (1)	11,103	10,468

Station Casinos LLC,
4.50%, 2/15/28 (1)	5,450	4,473

Travel + Leisure Co.,
6.63%, 7/31/26 (1)	6,475	6,065

Viking Cruises Ltd.,
13.00%, 5/15/25 (1)	4,865	5,041
5.88%, 9/15/27 (1)	11,176	8,522

Yum! Brands, Inc.,
5.38%, 4/1/32	9,250	8,201

		219,220

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	166	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS – 79.5% continued

Leisure Products – 0.3%

Thor Industries, Inc.,
4.00%, 10/15/29 (1)	$10,250	$7,703

Vista Outdoor, Inc.,
4.50%, 3/15/29 (1)	4,550	3,214

		10,917

Machinery – 0.8%

Amsted Industries, Inc.,
5.63%, 7/1/27 (1)	5,850	5,382

GrafTech Finance, Inc.,
4.63%, 12/15/28 (1)	6,600	4,933

Madison IAQ LLC,
4.13%, 6/30/28 (1)	7,150	5,743
5.88%, 6/30/29 (1)	5,075	3,535

Titan International, Inc.,
7.00%, 4/30/28	8,075	7,327

		26,920

Medical Equipment & Devices – 0.4%

Embecta Corp.,
5.00%, 2/15/30 (1)	4,925	4,227

Medline Borrower L.P.,
5.25%, 10/1/29 (1)	14,360	10,842

		15,069

Metals & Mining – 0.8%

Alliance Resource Operating Partners L.P./Alliance Resource Finance Corp.,
7.50%, 5/1/25 (1)	5,792	5,639

Arconic Corp.,
6.13%, 2/15/28 (1)	6,050	5,344

Coeur Mining, Inc.,
5.13%, 2/15/29 (1)	6,005	4,537

Constellium S.E.,
3.75%, 4/15/29 (1)	4,350	3,176

Kaiser Aluminum Corp.,
4.50%, 6/1/31 (1)	7,100	5,196

Novelis Corp.,
4.75%, 1/30/30 (1)	5,650	4,633

		28,525

Oil & Gas Producers – 12.5%

Antero Resources Corp.,
5.38%, 3/1/30 (1)	1,700	1,528

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS – 79.5% continued

Oil & Gas Producers – 12.5% continued

Apache Corp.,
4.25%, 1/15/30	$4,000	$3,498
5.10%, 9/1/40	11,575	9,344

Berry Petroleum Co. LLC,
7.00%, 2/15/26 (1)	14,600	12,867

California Resources Corp.,
7.13%, 2/1/26 (1)	6,925	6,509

Cheniere Energy Partners L.P.,
3.25%, 1/31/32	4,525	3,475

Citgo Holding, Inc.,
9.25%, 8/1/24 (1)	6,695	6,643

CITGO Petroleum Corp.,
7.00%, 6/15/25 (1)	11,480	10,969

CNX Resources Corp.,
7.38%, 1/15/31 (1)	4,100	4,010

Colgate Energy Partners III LLC,
5.88%, 7/1/29 (1)	5,975	5,333

Comstock Resources, Inc.,
6.75%, 3/1/29 (1)	5,050	4,658

Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp.,
5.63%, 5/1/27 (1)	11,246	10,178

CrownRock L.P./CrownRock Finance, Inc.,
5.00%, 5/1/29 (1)	4,425	3,904

CVR Energy, Inc.,
5.75%, 2/15/28 (1)	9,040	7,722

Delek Logistics Partners L.P./Delek Logistics Finance Corp.,
7.13%, 6/1/28 (1)	3,375	2,964

Earthstone Energy Holdings LLC,
8.00%, 4/15/27 (1)	6,625	6,244

Energy Ventures Gom LLC/EnVen Finance Corp.,
11.75%, 4/15/26 (1)	5,226	5,370

EnLink Midstream LLC,
6.50%, 9/1/30 (1)	4,150	4,052

EnLink Midstream Partners L.P.,
(Variable, ICE LIBOR USD 3M + 4.11%), 6.00%, 12/15/22 (2) (3)	9,809	7,332

EQM Midstream Partners L.P.,
6.00%, 7/1/25 (1)	3,212	2,970
4.50%, 1/15/29 (1)	2,925	2,357

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	167	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS – 79.5% continued

Oil & Gas Producers – 12.5% continued
7.50%, 6/1/30 (1)	$4,110	$3,884
4.75%, 1/15/31 (1)	9,415	7,473

EQT Corp.,
7.00%, 2/1/30	5,914	6,103

FTAI Infra Escrow Holdings LLC,
10.50%, 6/1/27 (1)	11,050	11,053

Genesis Energy L.P./Genesis Energy Finance Corp.,
8.00%, 1/15/27	4,750	4,168

Global Partners L.P./GLP Finance Corp.,
6.88%, 1/15/29	5,800	5,220

Harvest Midstream I L.P.,
7.50%, 9/1/28 (1)	4,110	3,841

Hess Midstream Operations L.P.,
5.50%, 10/15/30 (1)	7,150	6,138

Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.25%, 11/1/28 (1)	8,242	7,605

Holly Energy Partners L.P./Holly Energy Finance Corp.,
5.00%, 2/1/28 (1)	5,325	4,691

ITT Holdings LLC,
6.50%, 8/1/29 (1)	9,300	7,215

Laredo Petroleum, Inc.,
9.50%, 1/15/25	11,240	11,146

Martin Midstream Partners L.P./Martin Midstream Finance Corp.,
11.50%, 2/28/25 (1)	6,527	6,348

Murphy Oil Corp.,
6.38%, 7/15/28	6,550	6,190

NGL Energy Operating LLC/NGL Energy Finance Corp.,
7.50%, 2/1/26 (1)	9,175	8,162

NGL Energy Partners L.P./NGL Energy Finance Corp.,
7.50%, 11/1/23	12,882	12,485
7.50%, 4/15/26	6,625	5,035

Northern Oil and Gas, Inc.,
8.13%, 3/1/28 (1)	4,535	4,252

NuStar Logistics L.P.,
6.00%, 6/1/26	6,080	5,566

Occidental Petroleum Corp.,
6.95%, 7/1/24	4,625	4,752

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS – 79.5% continued

Oil & Gas Producers – 12.5% continued
8.00%, 7/15/25	$3,950	$4,187
5.55%, 3/15/26	9,380	9,391
3.40%, 4/15/26	9,295	8,807
3.50%, 8/15/29	15,375	14,048
6.63%, 9/1/30	23,475	23,827
6.13%, 1/1/31	5,610	5,526

PBF Holding Co. LLC/PBF Finance Corp.,
6.00%, 2/15/28	12,125	10,500

PBF Logistics L.P./PBF Logistics Finance Corp.,
6.88%, 5/15/23	10,916	10,889

Plains All American Pipeline L.P.,
(Variable, ICE LIBOR USD 3M + 4.11%), 6.13%, 11/15/22 (2) (3)	5,525	4,503

Range Resources Corp.,
8.25%, 1/15/29	5,800	5,901
4.75%, 2/15/30 (1)	3,700	3,209

Rattler Midstream L.P.,
5.63%, 7/15/25 (1)	7,325	7,417

SM Energy Co.,
5.63%, 6/1/25	12,210	11,722

Southwestern Energy Co.,
5.70%, 1/23/25	12,663	12,398
5.38%, 2/1/29	7,650	6,937

Sunoco L.P./Sunoco Finance Corp.,
4.50%, 4/30/30	5,375	4,394

Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
4.00%, 1/15/32	6,725	5,546

Venture Global Calcasieu Pass LLC,
4.13%, 8/15/31 (1)	9,525	7,901

Western Midstream Operating L.P.,
4.75%, 8/15/28	9,190	8,363
4.30%, 2/1/30	3,385	2,895
5.45%, 4/1/44	7,110	5,833

		427,448

Oil & Gas Services & Equipment – 1.0%

Nabors Industries Ltd.,
7.25%, 1/15/26 (1)	8,400	7,309

Nabors Industries, Inc.,
7.38%, 5/15/27 (1)	3,075	2,838

Oceaneering International, Inc.,
6.00%, 2/1/28	9,045	7,166

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	168	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS – 79.5% continued

Oil & Gas Services & Equipment – 1.0% continued

Transocean Pontus Ltd.,
6.13%, 8/1/25 (1)	$5,137	$4,803

U.S.A. Compression Partners L.P./U.S.A. Compression Finance Corp.,
6.88%, 4/1/26	8,466	7,789

Weatherford International Ltd.,
6.50%, 9/15/28 (1)	5,675	5,108

		35,013

Publishing & Broadcasting – 3.1%

Audacy Capital Corp.,
6.75%, 3/31/29 (1)	5,575	1,343

Beasley Mezzanine Holdings LLC,
8.63%, 2/1/26 (1)	15,100	11,627

Clear Channel Outdoor Holdings, Inc.,
5.13%, 8/15/27 (1)	7,725	6,526
7.75%, 4/15/28 (1)	4,800	3,624
7.50%, 6/1/29 (1)	4,200	3,045

Cumulus Media New Holdings, Inc.,
6.75%, 7/1/26 (1)	9,285	7,832

Gannett Holdings LLC,
6.00%, 11/1/26 (1)	4,900	3,761

Gray Escrow II, Inc.,
5.38%, 11/15/31 (1)	8,450	6,628

Gray Television, Inc.,
7.00%, 5/15/27 (1)	7,450	7,007

iHeartCommunications, Inc.,
8.38%, 5/1/27	4,950	4,163
5.25%, 8/15/27 (1)	5,500	4,698

McGraw-Hill Education, Inc.,
5.75%, 8/1/28 (1)	6,150	5,135

Nexstar Media, Inc.,
5.63%, 7/15/27 (1)	6,500	5,976

Sinclair Television Group, Inc.,
4.13%, 12/1/30 (1)	6,475	4,872

TEGNA, Inc.,
5.00%, 9/15/29	11,129	10,245

Townsquare Media, Inc.,
6.88%, 2/1/26 (1)	9,434	8,623

Urban One, Inc.,
7.38%, 2/1/28 (1)	11,425	9,710

		104,815

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS – 79.5% continued

Real Estate Investment Trusts – 2.2%

Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL,
4.50%, 4/1/27 (1)	$8,150	$6,682

Diversified Healthcare Trust,
4.38%, 3/1/31	7,247	4,692

HAT Holdings I LLC/HAT Holdings II LLC,
6.00%, 4/15/25 (1)	8,125	7,644

IIP Operating Partnership L.P.,
5.50%, 5/25/26	5,525	4,935

Iron Mountain, Inc.,
4.88%, 9/15/29 (1)	11,814	9,705
5.25%, 7/15/30 (1)	10,700	8,854

Necessity Retail REIT (The), Inc./American Finance Operating Partner L.P.,
4.50%, 9/30/28 (1)	8,000	5,962

Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
4.88%, 5/15/29 (1)	4,350	3,524

RHP Hotel Properties L.P./RHP Finance Corp.,
4.50%, 2/15/29 (1)	2,775	2,303

Service Properties Trust,
5.50%, 12/15/27	10,795	8,768

Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC,
7.88%, 2/15/25 (1)	6,100	5,954

Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC,
6.50%, 2/15/29 (1)	4,700	3,150

XHR L.P.,
6.38%, 8/15/25 (1)	3,025	2,903

		75,076

Real Estate Owners & Developers – 0.1%

Kennedy-Wilson, Inc.,
5.00%, 3/1/31	6,000	4,350

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	169	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 79.5% continued

Retail - Consumer Staples – 0.3%

Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC,
4.63%, 1/15/27 (1)	$6,105	$5,457
5.88%, 2/15/28 (1)	6,100	5,627

		11,084

Retail - Discretionary – 4.2%

Academy Ltd.,
6.00%, 11/15/27 (1)	8,620	7,823

Asbury Automotive Group, Inc.,
5.00%, 2/15/32 (1)	7,750	5,968

At Home Group, Inc.,
4.88%, 7/15/28 (1)	5,725	3,998

Bath & Body Works, Inc.,
9.38%, 7/1/25 (1)	1,700	1,760
5.25%, 2/1/28	3,100	2,686
6.63%, 10/1/30 (1)	6,125	5,329
6.75%, 7/1/36	10,925	9,002

Carvana Co.,
5.88%, 10/1/28 (1)	5,250	2,662

Group 1 Automotive, Inc.,
4.00%, 8/15/28 (1)	1,720	1,385

Ken Garff Automotive LLC,
4.88%, 9/15/28 (1)	9,870	8,067

LBM Acquisition LLC,
6.25%, 1/15/29 (1)	4,275	2,896

LCM Investments Holdings II LLC,
4.88%, 5/1/29 (1)	4,025	3,117

LSF9 Atlantis Holdings LLC/Victra Finance Corp.,
7.75%, 2/15/26 (1)	13,075	11,669

Macy’s Retail Holdings LLC,
5.88%, 3/15/30 (1)	4,100	3,243
4.50%, 12/15/34	7,725	5,046

Metis Merger Sub LLC,
6.50%, 5/15/29 (1)	6,925	5,401

Michaels (The) Cos., Inc.,
5.25%, 5/1/28 (1)	4,525	3,176
7.88%, 5/1/29 (1)	9,525	5,500

NMG Holding Co., Inc./Neiman Marcus Group LLC,
7.13%, 4/1/26 (1)	4,650	4,273

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 79.5% continued

Retail - Discretionary – 4.2% continued

Party City Holdings, Inc.,
(Floating, ICE LIBOR USD 6M + 5.00%), 8.06%, 7/15/25 (1) (2)	$4,089	$2,366

Patrick Industries, Inc.,
7.50%, 10/15/27 (1)	7,025	6,395
4.75%, 5/1/29 (1)	4,750	3,540

PetSmart, Inc./PetSmart Finance Corp.,
4.75%, 2/15/28 (1)	1,925	1,647
7.75%, 2/15/29 (1)	5,075	4,537

Sonic Automotive, Inc.,
4.63%, 11/15/29 (1)	3,100	2,434
4.88%, 11/15/31 (1)	8,527	6,459

Staples, Inc.,
7.50%, 4/15/26 (1)	14,896	12,507

Victoria’s Secret & Co.,
4.63%, 7/15/29 (1)	8,000	6,047

White Cap Buyer LLC,
6.88%, 10/15/28 (1)	3,825	3,121

		142,054

Semiconductors – 0.1%

Coherent Corp.,
5.00%, 12/15/29(1)	6,286	5,200

Software – 1.6%

AthenaHealth Group, Inc.,
6.50%, 2/15/30 (1)	5,985	4,731

Castle U.S. Holding Corp.,
9.50%, 2/15/28 (1)	8,280	6,086

Central Parent, Inc./CDK Global, Inc.,
7.25%, 6/15/29 (1)	4,125	3,922

Condor Merger Sub, Inc.,
7.38%, 2/15/30 (1)	2,925	2,391

Consensus Cloud Solutions, Inc.,
6.00%, 10/15/26 (1)	3,350	2,952
6.50%, 10/15/28 (1)	4,800	4,075

GoTo Group, Inc.,
5.50%, 9/1/27 (1)	7,950	4,876

MicroStrategy, Inc.,
6.13%, 6/15/28 (1)	6,425	5,294

NortonLifeLock, Inc.,
7.13%, 9/30/30 (1)	5,825	5,634

Picard Midco, Inc.,
6.50%, 3/31/29 (1)	4,100	3,463

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	170	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 79.5% continued

Software – 1.6% continued

Rocket Software, Inc.,
6.50%, 2/15/29 (1)	$13,850	$10,249

		53,673

Specialty Finance – 5.9%

Ally Financial, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.87%), 4.70%, 5/15/26 (2) (3)	5,575	4,346
(Variable, U.S. Treasury Yield Curve Rate CMT 7Y + 3.48%), 4.70%, 5/15/28 (2) (3)	2,150	1,532

Burford Capital Global Finance LLC,
6.88%, 4/15/30 (1)	10,350	9,030

Credit Acceptance Corp.,
6.63%, 3/15/26	9,263	8,591

Curo Group Holdings Corp.,
7.50%, 8/1/28 (1)	15,725	7,700

Discover Financial Services,
(Variable, ICE LIBOR USD 3M + 3.08%), 5.50%, 10/30/49 (2) (3)	8,825	7,197

Enova International, Inc.,
8.50%, 9/15/25 (1)	12,950	11,347

Finance of America Funding LLC,
7.88%, 11/15/25 (1)	5,255	3,325

FirstCash, Inc.,
4.63%, 9/1/28 (1)	8,400	7,032
5.63%, 1/1/30 (1)	7,875	6,733

Fortress Transportation and Infrastructure Investors LLC,
9.75%, 8/1/27 (1)	10,375	10,145

Freedom Mortgage Corp.,
8.13%, 11/15/24 (1)	10,848	9,492

Jefferies Finance LLC/JFIN Co-Issuer Corp.,
5.00%, 8/15/28 (1)	11,250	8,297

Jefferson Capital Holdings LLC,
6.00%, 8/15/26 (1)	16,700	13,903

JPR Royalty Sub LLC,
14.00%, 9/1/20 (1)(7) (8)(9)	8,000	—

Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
4.25%, 2/1/27 (1)	13,000	10,468

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 79.5% continued

Specialty Finance – 5.9% continued

LFS Topco LLC,
5.88%, 10/15/26 (1)	$10,235	$8,137

Midcap Financial Issuer Trust,
6.50%, 5/1/28 (1)	5,050	4,315

Nationstar Mortgage Holdings, Inc.,
6.00%, 1/15/27 (1)	5,875	5,016

Navient Corp.,
5.00%, 3/15/27	15,675	12,821

OneMain Finance Corp.,
6.88%, 3/15/25	5,175	4,864
5.38%, 11/15/29	15,725	12,187
4.00%, 9/15/30	2,900	2,035

PennyMac Financial Services, Inc.,
5.75%, 9/15/31 (1)	3,060	2,189

PRA Group, Inc.,
7.38%, 9/1/25 (1)	10,075	9,747

Provident Funding Associates L.P./PFG Finance Corp.,
6.38%, 6/15/25 (1)	5,197	4,723

Starwood Property Trust, Inc.,
3.63%, 7/15/26 (1)	4,450	3,782

United Wholesale Mortgage LLC,
5.50%, 4/15/29 (1)	3,300	2,508

Voyager Aviation Holdings LLC,
8.50%, 5/9/26 (1) (7)	5,679	4,776

World Acceptance Corp.,
7.00%, 11/1/26 (1)	7,975	4,953

		201,191

Steel – 0.5%

Carpenter Technology Corp.,
6.38%, 7/15/28	6,575	6,098

Cleveland-Cliffs, Inc.,
4.88%, 3/1/31 (1)	2,800	2,313

Commercial Metals Co.,
3.88%, 2/15/31	5,550	4,352

TMS International Corp.,
6.25%, 4/15/29 (1)	3,600	2,556

United States Steel Corp.,
6.88%, 3/1/29	1,499	1,362

		16,681

Technology Hardware – 2.4%

CommScope, Inc.,
6.00%, 3/1/26 (1)	3,050	2,808

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	171	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 79.5% continued

Technology Hardware – 2.4% continued
7.13%, 7/1/28 (1)	$5,500	$4,246

HP, Inc.,
4.75%, 3/1/29 (1)	11,500	11,561

Imola Merger Corp.,
4.75%, 5/15/29 (1)	5,050	4,261

Likewize Corp.,
9.75%, 10/15/25 (1)	10,200	9,409

Maxar Technologies, Inc.,
7.75%, 6/15/27 (1)	15,325	14,403

NCR Corp.,
6.13%, 9/1/29 (1)	11,990	10,324

Seagate HDD Cayman,
3.38%, 7/15/31	3,200	2,234

TTM Technologies, Inc.,
4.00%, 3/1/29 (1)	6,400	5,154

Viasat, Inc.,
5.63%, 4/15/27 (1)	9,425	7,841
6.50%, 7/15/28 (1)	7,775	5,170

Viavi Solutions, Inc.,
3.75%, 10/1/29 (1)	4,925	3,941

		81,352

Technology Services – 1.5%

Acuris Finance U.S., Inc./Acuris Finance S.a.r.l.,
5.00%, 5/1/28 (1)	5,900	4,926

Ahead DB Holdings LLC,
6.63%, 5/1/28 (1)	2,750	2,344

CPI Acquisition, Inc.,
8.63%, 3/15/26 (1)	8,184	7,608

HealthEquity, Inc.,
4.50%, 10/1/29 (1)	9,250	7,814

Sabre GLBL, Inc.,
9.25%, 4/15/25 (1)	7,075	6,774
7.38%, 9/1/25 (1)	5,900	5,284

Unisys Corp.,
6.88%, 11/1/27 (1)	6,305	4,921

Vericast Corp.,
11.00%, 9/15/26 (1)	4,850	4,765

Virtusa Corp.,
7.13%, 12/15/28 (1)	8,020	5,961

		50,397

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 79.5% continued

Telecommunications – 3.2%

Cablevision Lightpath LLC,
5.63%, 9/15/28 (1)	$3,800	$3,040

Consolidated Communications, Inc.,
6.50%, 10/1/28 (1)	4,392	3,283

Frontier Communications Holdings LLC,
5.88%, 10/15/27 (1)	8,975	8,044
6.75%, 5/1/29 (1)	9,200	7,590
8.75%, 5/15/30 (1)	4,175	4,178

Hughes Satellite Systems Corp.,
6.63%, 8/1/26	6,030	5,472

Level 3 Financing, Inc.,
4.25%, 7/1/28 (1)	8,150	6,357
3.75%, 7/15/29 (1)	7,825	5,732

Lumen Technologies, Inc.,
5.13%, 12/15/26 (1)	7,500	6,453
4.00%, 2/15/27 (1)	4,650	3,905
4.50%, 1/15/29 (1)	9,425	6,621

Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.,
6.00%, 2/15/28 (1)	8,000	6,201

Sprint Capital Corp.,
6.88%, 11/15/28	14,353	14,748
8.75%, 3/15/32	12,700	14,716

Windstream Escrow LLC/Windstream Escrow Finance Corp.,
7.75%, 8/15/28 (1)	9,125	7,561

Zayo Group Holdings, Inc.,
6.13%, 3/1/28 (1)	6,150	4,315

		108,216

Tobacco & Cannabis – 0.2%

Vector Group Ltd.,
5.75%, 2/1/29(1)	8,850	7,225

Transportation & Logistics – 3.0%

Allegiant Travel Co.,
7.25%, 8/15/27 (1)	5,825	5,490

American Airlines Group, Inc.,
3.75%, 3/1/25 (1)	11,708	9,571

American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
5.50%, 4/20/26 (1)	10,150	9,533
5.75%, 4/20/29 (1)	10,150	8,856

Cargo Aircraft Management, Inc.,
4.75%, 2/1/28 (1)	13,600	11,706

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	172	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 79.5% continued

Transportation & Logistics – 3.0% continued

Delta Air Lines, Inc.,
7.00%, 5/1/25 (1)	$7,950	$8,001

Delta Air Lines, Inc./SkyMiles IP Ltd.,
4.75%, 10/20/28 (1)	7,350	6,845

First Student Bidco, Inc./First Transit Parent, Inc.,
4.00%, 7/31/29 (1)	9,125	7,393

Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.,
5.75%, 1/20/26 (1)	8,460	7,462

Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.,
6.50%, 6/20/27 (1)	7,932	7,764

United Airlines, Inc.,
4.38%, 4/15/26 (1)	5,775	5,154
4.63%, 4/15/29 (1)	5,350	4,427

Western Global Airlines LLC,
10.38%, 8/15/25 (1)	13,400	11,960

		104,162

Transportation Equipment – 0.2%

Allison Transmission, Inc.,
5.88%, 6/1/29(1)	6,775	6,131

Total Corporate Bonds

(Cost $3,287,101)		2,716,562

FOREIGN ISSUER BONDS – 13.6%

Aerospace & Defense – 0.6%

Bombardier, Inc.,
7.50%, 12/1/24 (1)	5,796	5,760
6.00%, 2/15/28 (1)	9,980	8,350

Rolls-Royce PLC,
5.75%, 10/15/27 (1)	9,475	8,231

		22,341

Automotive – 0.2%

IHO Verwaltungs GmbH,
6.00%, (100% Cash), 5/15/27(1) (5)	9,400	7,990

Banking – 1.2%

Barclays PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.67%), 8.00%, 6/15/24 (2) (3)	11,075	10,274
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.41%), 4.38%, 3/15/28 (2) (3)	5,750	3,544

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 13 .6% continued

Banking – 1.2% continued

BNP Paribas S.A.,
(Variable, USD Swap 5Y + 5.15%), 7.38%, 8/19/25 (1) (2) (3)	$6,450	$6,101

Credit Agricole S.A.,
(Variable, USD Swap 5Y + 4.90%), 7.88%, 1/29/49 (1) (2) (3)	5,168	4,955

Deutsche Bank A.G.,
(Variable, USD Swap 5Y + 5.00%), 7.50%, 4/30/25 (2) (3)	6,125	5,177
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.52%), 6.00%, 10/30/25 (2) (3)	4,950	3,713

ING Groep N.V.,
(Variable, USD Swap 5Y + 4.45%), 6.50%, 4/16/25 (2) (3)	3,546	3,166

NatWest Group PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.10%), 4.60%, 6/28/31 (2) (3)	4,450	2,781

		39,711

Biotechnology & Pharmaceuticals – 0.6%

Cheplapharm Arzneimittel GmbH,
5.50%, 1/15/28 (1)	9,075	7,487

Teva Pharmaceutical Finance Netherlands III B.V.,
7.13%, 1/31/25	7,625	7,422
6.75%, 3/1/28	4,780	4,387

		19,296

Cable & Satellite – 0.8%

Altice Financing S.A.,
5.00%, 1/15/28 (1)	8,850	6,817
5.75%, 8/15/29 (1)	10,550	8,073

VTR Comunicaciones S.p.A.,
4.38%, 4/15/29 (1)	3,425	2,123

Ziggo Bond Co. B.V.,
6.00%, 1/15/27 (1)	11,020	9,202

		26,215

Chemicals – 0.3%

Methanex Corp.,
5.13%, 10/15/27	6,375	5,355

Nufarm Australia Ltd./Nufarm Americas, Inc.,
5.00%, 1/27/30 (1)	5,600	4,659

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	173	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 13.6% continued

Chemicals – 0.3% continued

SPCM S.A.,
3.38%, 3/15/30 (1)	$1,700	$1,327

		11,341

Containers & Packaging – 0.2%

ARD Finance S.A.,
6.50%, (100% Cash), 6/30/27(1) (5)	9,175	6,282

Electric Utilities – 0.4%

Atlantica Sustainable Infrastructure PLC,
4.13%, 6/15/28 (1)	5,125	4,315

Drax Finco PLC,
6.63%, 11/1/25 (1)	10,102	9,723

		14,038

Electrical Equipment – 0.1%

TK Elevator Holdco GmbH,
7.63%, 7/15/28(1)	4,825	4,041

Food – 0.6%

Minerva Luxembourg S.A.,
4.38%, 3/18/31 (1)	5,200	3,939

NBM U.S. Holdings, Inc.,
7.00%, 5/14/26	11,525	11,122

Sigma Holdco B.V.,
7.88%, 5/15/26	8,130	5,244

		20,305

Home Construction – 0.1%

Empire Communities Corp.,
7.00%, 12/15/25(1)	6,325	5,248

Household Products – 0.1%

Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc.,
5.00%, 12/31/26(1)	5,175	4,541

Institutional Financial Services – 0.3%

Credit Suisse Group A.G.,
(Variable, U.S. SOFR + 3.92%), 6.54%, 8/12/33(1) (2)	12,750	11,459

Insurance – 0.6%

Ardonagh Midco 2 PLC,
11.50%, 1/15/27 (1) (5)	12,008	12,188

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 13.6% continued

Insurance – 0.6% continued

Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co-Issuer, Inc.,

7.63%, (100% Cash), 10/15/25 (1) (5)	$9,820	$9,255

		21,443

Leisure Facilities & Services – 0.8%

1011778 B.C. ULC/New Red Finance, Inc.,
4.00%, 10/15/30 (1)	7,025	5,533

Melco Resorts Finance Ltd.,
5.63%, 7/17/27 (1)	11,325	7,677

Raptor Acquisition Corp./Raptor Co-Issuer LLC,
4.88%, 11/1/26 (1)	4,650	3,999

Studio City Finance Ltd.,
5.00%, 1/15/29 (1)	4,975	2,208

Wynn Macau Ltd.,
5.50%, 10/1/27 (1)	11,982	8,268

		27,685

Machinery – 0.2%

Husky III Holding Ltd.,
13.00%, (100% Cash), 2/15/25(1) (5)	7,140	6,694

Metals & Mining – 0.4%

First Quantum Minerals Ltd.,
6.88%, 10/15/27 (1)	5,750	5,175

FMG Resources Pty. Ltd., Series 2006,
4.38%, 4/1/31 (1)	4,750	3,646

Taseko Mines Ltd.,
7.00%, 2/15/26 (1)	5,250	4,174

		12,995

Oil & Gas Producers – 0.8%

eG Global Finance PLC,
6.75%, 2/7/25 (1)	9,660	8,714

MEG Energy Corp.,
5.88%, 2/1/29 (1)	6,250	5,609

Parkland Corp.,
4.50%, 10/1/29 (1)	8,200	6,620

Strathcona Resources Ltd.,
6.88%, 8/1/26 (1)	6,400	5,424

		26,367

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	174	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 13.6% continued

Oil & Gas Services & Equipment – 0.2%

Shelf Drilling Holdings Ltd.,
8.88%, 11/15/24(1)	$5,925	$5,747

5Publishing & Broadcasting – 0.2%

Clear Channel International B.V.,
6.63%, 8/1/25(1)	7,075	6,574

Semiconductors – 0.3%

ams-OSRAM A.G.,
7.00%, 7/31/25(1)	10,350	9,355

Software – 0.2%

Open Text Holdings, Inc.,
4.13%, 2/15/30(1)	7,400	5,910

Specialty Finance – 1.1%

AerCap Holdings N.V.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.54%), 5.88%, 10/10/79 (2)	10,375	9,261

Fly Leasing Ltd.,
7.00%, 10/15/24 (1)	12,490	9,368

VistaJet Malta Finance PLC/XO Management Holding, Inc.,
7.88%, 5/1/27 (1)	4,775	4,293
6.38%, 2/1/30 (1)	19,025	15,553

		38,475

Technology Services – 0.7%

CA Magnum Holdings,
5.38%, 10/31/26 (1)	6,400	5,377

ION Trading Technologies S.a.r.l.,
5.75%, 5/15/28 (1)	6,300	5,134

Sixsigma Networks Mexico S.A. de C.V.,
7.50%, 5/2/25 (1)	15,525	12,901

		23,412

Telecommunications – 2.2%

Altice France Holding S.A.,
10.50%, 5/15/27 (1)	11,675	9,145

Altice France S.A.,
5.13%, 7/15/29 (1)	8,450	6,313
5.50%, 10/15/29 (1)	12,400	9,330

C&W Senior Financing DAC,
6.88%, 9/15/27 (1)	7,676	6,270

Connect Finco S.a.r.l./Connect U.S. Finco LLC,
6.75%, 10/1/26 (1)	13,025	11,391

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 13.6% continued

Telecommunications – 2.2% continued

Iliad Holding SASU,
7.00%, 10/15/28 (1)	$5,625	$4,819

Telecom Italia Capital S.A.,
6.38%, 11/15/33	9,451	7,347

Telesat Canada/Telesat LLC,
5.63%, 12/6/26 (1)	5,725	2,735
6.50%, 10/15/27 (1)	12,000	4,440

Vmed O2 UK Financing I PLC,
4.25%, 1/31/31 (1)	9,200	6,971
4.75%, 7/15/31 (1)	7,000	5,400

		74,161

Transportation & Logistics – 0.4%

Air Canada,
3.88%, 8/15/26 (1)	11,275	9,682

Promontoria Holding 264 B.V.,
7.88%, 3/1/27 (1)	5,400	4,978

		14,660

Total Foreign Issuer Bonds

(Cost $569,483)		466,286

TERM LOANS – 0.5%

Biotechnology & Pharmaceuticals – 0.5%

Alvogen Pharma U.S., Inc., January 2020 Loan,
7.50%, 6/30/25(10)	18,081	15,640

Total Term Loans

(Cost $18,052)		15,640

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 0.0%

Airlines – 0.0%
Voyager Aviation Holdings LLC(7) (9) *	2,621	$—

Total Common Stocks

(Cost $3)		—

PREFERRED STOCKS – 0.0%

Specialized Finance – 0.0%
Cayenne Aviation LLC(7) (9) *	15,725	1,573

Total Preferred Stocks

(Cost $1,572)		1,573

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	175	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND continued	SEPTEMBER 30, 2022 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

INVESTMENT COMPANIES – 4.7%

Northern Institutional Funds - U.S. Government Portfolio (Shares), 2.31%(11) (12)	159,214,677	$159,215

Total Investment Companies

(Cost $159,215)		159,215

Total Investments – 98.3%

(Cost $4,035,426)		3,359,276
Other Assets less Liabilities – 1.7%		59,331

NET ASSETS – 100.0%		$3,418,607

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(2)	Variable or floating rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of September 30, 2022.
(3)	Perpetual bond. Maturity date represents next call date.
(4)	Issuer has defaulted on terms of debt obligation.
(5)	Security is a payment in-kind bond (PIK), distributions received in-kind unless otherwise noted in the description.
(6)	When-Issued Security. Coupon rate is not in effect at September 30, 2022.
(7)

Restricted security that has been deemed illiquid. At September 30, 2022, the value of these restricted illiquid securities amounted to approximately $6,349,000 or 0.2% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Cayenne Aviation LLC	5/18/21	$1,572
JPR Royalty Sub LLC,
14.00%, 9/1/20	3/10/11	8,000
Voyager Aviation Holdings LLC	5/18/21	3
Voyager Aviation Holdings LLC,
8.50%, 5/9/26	4/27/17	5,308

(8)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(9)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(10)	Variable or floating rate security. Rate as of September 30, 2022 is disclosed.
(11)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(12)	7-day current yield as of September 30, 2022 is disclosed.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

3M - 3 Month

5Y - 5 Year

6M - 6 Month

7Y - 7 Year

CMT - Constant Maturity

ICE - Intercontinental Exchange

LIBOR - London Interbank Offered Rate

REIT - Real Estate Investment Trust

SOFR - Secured Overnight Financing Rate

USD - United States Dollar

Percentages shown are based on Net Assets.

At September 30, 2022, the security types for the Fund were:

SECURITY T YPE(1)	% OF NET ASSETS
Corporate Bonds	79.5%
Foreign Issuer Bonds	13.6%
Term Loans	0.5%
Preferred stocks	0.0%
Investment Companies	4.7%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2022:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Corporate Bonds(1)	$ —	$2,716,562	$ —	$2,716,562
Foreign Issuer Bonds(1)	—	466,286	—	466,286
Term Loans	—	15,640	—	15,640
Preferred Stocks	—	—	1,573	1,573
Investment Companies	159,215	—	—	159,215
Total Investments	$159,215	$3,198,488	$1,573	$3,359,276
(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	176	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND	SEPTEMBER 30, 2022 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 0.4%

Consumer Services – 0.2%

Grand Canyon University,
4.13%, 10/1/24	$1,000	$921
5.13%, 10/1/28	500	452

		1,373

Real Estate Owners & Developers – 0.2%

Benloch Ranch Improvement Association No 2,
10.00%, 12/1/51(1) (2) (3)	1,000	796

Total Corporate Bonds

(Cost $2,477)		2,169

MUNICIPAL BONDS – 96.4%

Alabama – 0.5%

Hoover IDB Environmental Improvement Revenue Bonds (AMT), United States Steel Corp.,
5.75%, 10/1/49	1,000	1,018

Lower Alabama Gas District Gas Project Revenue Bonds, Series A,
5.00%, 9/1/46	2,000	1,915

		2,933

Arizona – 6.5%

Arizona State IDA Economic Development Revenue Bonds, Legacy Cares, Inc., Project,
7.75%, 7/1/50	2,000	1,929

Arizona State IDA Economic Development Revenue Bonds, Series A, Legacy Cares, Inc., Project,
5.50%, 7/1/31	100	86
6.00%, 7/1/51	400	308

Arizona State IDA Education Revenue Bonds, Academies of Math & Science Project,
5.63%, 7/1/48(1) (2)	2,000	1,996

Arizona State IDA Education Revenue Bonds, Candeo Schools, Inc., Project (School District Credit Program),
4.00%, 7/1/47	700	602

Arizona State IDA Education Revenue Bonds, Christian University Project,
5.63%, 10/1/49(1)	1,300	1,056

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 96.4% continued

Arizona – 6.5% continued

Arizona State IDA Education Revenue Bonds, Doral Academy of Nevada - Fire Mesa,
5.00%, 7/15/49	$1,675	$1,459

Arizona State IDA Education Revenue Bonds, Odyssey Preparatory Academy Project,
4.38%, 7/1/39	1,000	840
5.00%, 7/1/49	1,000	878

Arizona State IDA Education Revenue Bonds, Pinecrest Academy of Northern,
4.50%, 7/15/29(1)	1,800	1,709

Arizona State IDA Education Revenue Bonds, Series A, Cadence Campus Project,
4.00%, 7/15/50	1,000	739

Arizona State IDA Education Revenue Bonds, Series A-Social, Macombs Facility Project,
4.00%, 7/1/51	1,000	765

Arizona State IDA Education Revenue Bonds, Somerset Academy of Las Vegas-Aliante & Skye Canyon Campus Projects,
4.00%, 12/15/51	700	511

Arizona State IDA Education Revenue Refunding Bonds, Doral Academy of Northern,
4.00%, 7/15/51(1)	500	355

Chandler IDA Variable Revenue Bonds (AMT), Intel Corp.,
5.00%, 6/3/24(4) (5) (6)	1,000	1,013

Glendale IDA Senior Living Facilities Revenue Bonds, Royal Oaks Inspirata Pointe Project,
5.00%, 5/15/56	1,000	863

La Paz County IDA Education Facility Lease Revenue Bonds, Charter School Solutions-Harmony Public Schools,
5.00%, 2/15/36	1,400	1,366
5.00%, 2/15/46	3,500	3,252

Maricopa County Arizona IDA Education Revenue Refunding Bonds, Choice Academies, Inc., Project,
5.75%, 9/1/45	2,325	2,121

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	177	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 96.4% continued

Arizona – 6.5% continued

Maricopa County IDA Education Revenue Bonds, Social Bonds, Arizona Autism Charter,
4.00%, 7/1/61(1)	$1,250	$841

Maricopa County IDA Educational Revenue Bonds, Arizona Autism Chart Schools Project,
5.00%, 7/1/50	750	656

Maricopa County IDA Exempt Facilities Revenue Bonds (AMT), Commercial Metals Company, 4.00%, 10/15/47	1,000	766

Maricopa County IDA Hospital Revenue Bonds, Series A, Honor Health,
3.00%, 9/1/51	1,000	666

Phoenix Civic Airport Improvement Corp. Junior Lien Airport Revenue Bonds, Airport, Series B (AMT),
4.00%, 7/1/44	2,000	1,732
5.00%, 7/1/49	1,000	999

Phoenix IDA Education Facility Revenue Refunding Bonds, Great Hearts Academies,
5.00%, 7/1/46	2,650	2,508

Phoenix IDA Hotel Senior Lien Revenue Bonds, Falcon Properties LLC Project,
4.00%, 12/1/51(1)	2,500	1,691

Phoenix IDA Student Housing Revenue Bonds, Downtown Phoenix Student Housing II LLC,
5.00%, 7/1/59	1,000	866

Salt Verde Financial Corp. Senior Gas Revenue Bonds,
5.00%, 12/1/37	3,000	2,953

Tempe IDA Revenue Bonds, Friendship Village of Tempe Project,
5.00%, 12/1/50	1,500	1,265

Tempe IDA Revenue Refunding Bonds, Friendship Village Project,
4.00%, 12/1/46	1,000	717

		37,508

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 96.4% continued

Arkansas – 0.2%

Arkansas Development Finance Authority Environmental Revenue Bonds (AMT), Green Bonds,
5.45%, 9/1/52	$1,000	$901

California – 12.9%

Antelope Valley Healthcare District, Revenue Refunding Bonds, Series A,
5.25%, 3/1/36	1,020	1,021

California Community Housing Agency Essential Housing Revenue Bonds, Summit at Sausalito Apartments,
4.00%, 2/1/50(1)	1,000	694
3.00%, 2/1/57(1)	1,000	620

California Community Housing Agency Essential Housing Revenue Bonds, Verdant at Green Valley Project,
5.00%, 8/1/49(1)	2,000	1,716

California Community Housing Agency Essential Housing Senior Revenue Bonds, Glendale Properties,
4.00%, 2/1/56	1,000	780

California Community Housing Agency Essential Housing Subordinate Revenue Bonds, Series A, Glendale Properties,
4.00%, 8/1/47	1,000	697

California Community Housing Agency Revenue Bonds, Series A, Annadel Apartments Project,
5.00%, 4/1/49	2,000	1,690

California County Tobacco Securitization Agency Tobacco Settlement Revenue Refunding Bonds, Merced County Tobacco Funding,
5.00%, 6/1/50	500	462

California PFA Educational Facilities Revenue Bonds, Crossroads Christian Schools Project,
5.00%, 1/1/56	500	385

California PFA Educational Facilities Revenue Bonds, Trinity Classical Academy,
5.00%, 7/1/54(1)	1,500	1,261

California PFA Senior Living Revenue Bonds, Enso Village Project, Green Bonds,
5.00%, 11/15/56	245	196

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	178	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 96.4% continued

California – 12.9% continued

California School Finance Authority Educational Facilities Revenue Bonds, Series A, Kipp Socal Public School Projects,
5.00%, 7/1/49	$2,000	$1,890

California State Community College Financing Authority Student Housing Revenue Bonds, Series A, Napa Valley College Project,
5.75%, 7/1/60	2,000	1,762

California State Municipal Finance Authority Charter School Lease Revenue Refunding Bonds, Santa Rosa Academy Project,
5.00%, 7/1/52	1,245	1,096

California State Municipal Finance Authority Educational Revenue Bonds, Stream Charter School Project,
5.00%, 6/15/51	1,000	817

California State Municipal Finance Authority MFH Sustainability Revenue Bonds, Cityview,
4.00%, 11/1/36(1)	1,500	1,312

California State Municipal Finance Authority Revenue Bonds, Series A, Baptist University,
5.00%, 11/1/46	3,000	2,991

California State Municipal Finance Authority Revenue Refunding Bonds, The Master’s University,
5.00%, 8/1/48	510	465

California State Municipal Finance Authority Senior Lien Revenue Bonds (AMT), LINXS APM Project,
5.00%, 12/31/43	5,000	4,864

California State Municipal Finance Authority Special Facility Revenue Bonds (AMT), United Airlines, Inc., Project,
4.00%, 7/15/29	3,000	2,756

California State Municipal Finance Authority Special TRB, Community Facilities District No. 2021-11 Otay Ranch,
5.00%, 9/1/52	1,000	913

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 96.4% continued

California – 12.9% continued

California State Municipal Finance Authority Student Housing Revenue Bonds, Series A, Claremont Collegiate Project,
5.00%, 7/1/52(1)	$1,000	$843

California State Pollution Control Financing Authority Solid Waste Disposal Subordinate Green Revenue Bonds (AMT), Calplant I Project,
7.50%, 12/1/39(7)	3,000	150

California State Pollution Control Financing Authority Water Furnishing Revenue Refunding Bonds, San Diego County Water Authority,
5.00%, 11/21/45	1,000	908

California State School Finance Authority Charter Revenue Refunding Bonds, Aspire Public School, Prerefunded,
5.00%, 8/1/25(8)	425	445

California State School Finance Authority Charter School Revenue Bonds, Aspire Public Schools Obligated Group-Issue No. 6,
5.00%, 8/1/52(1)	1,000	956

California State School Finance Authority Charter School Revenue Bonds, River Springs Charter School,
5.00%, 7/1/42	2,215	1,960

California State School Finance Authority Charter School Revenue Bonds, Series A, Classical Academies Project,
5.00%, 10/1/50	1,000	931

California State School Finance Authority Charter School Revenue Refunding Bonds, Classical Academies Oceanside,
5.00%, 10/1/42	500	480

California State School Finance Authority Charter School Revenue Refunding Bonds, Ivy Academia Project, Series A,
4.00%, 6/1/61	1,000	667

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	179	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 96.4% continued

California – 12.9% continued

California Statewide Communities Development Authority Special TRB, Delta Coves,
5.50%, 9/1/52	$1,000	$940

CMFA Special Finance Agency Essential Housing Revenue Bonds, Series A-1, Latitude33,
3.00%, 12/1/56	1,000	618

CSCDA College Housing Revenue Bonds, NCCD-Hooper Street, LLC-California College,
5.25%, 7/1/49	1,700	1,421

CSCDA Community Improvement Authority Essential Housing Mezzanine Revenue Bonds, Crescent West Hollywood,
5.50%, 7/1/59	1,000	806

CSCDA Community Improvement Authority Essential Housing Revenue Bonds, Altana Glendale Social Bonds,
4.00%, 10/1/56	1,000	727

CSCDA Community Improvement Authority Essential Housing Revenue Bonds, City of Orange Portfolio,
4.00%, 3/1/57(1)	1,500	987

CSCDA Community Improvement Authority Essential Housing Revenue Bonds, Parallel-Anaheim Social Bonds,
4.00%, 8/1/56	1,000	744

CSCDA Community Improvement Authority Essential Housing Revenue Bonds, Renaissance at City Center, Series A,
5.00%, 7/1/51	2,250	1,927

CSCDA Community Improvement Authority Essential Housing Revenue Bonds, Series A,
5.00%, 1/1/54	1,500	1,273

CSCDA Community Improvement Authority Essential Housing Revenue Bonds, Social Bonds, Series A-2,
4.00%, 10/1/56	1,000	720

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 96.4% continued

California – 12.9% continued

CSCDA Community Improvement Authority Essential Housing Senior Revenue Bonds, Crescent West Hollywood,
4.30%, 7/1/59	$500	$391

CSCDA Community Improvement Authority Essential Housing Senior Revenue Bonds, Pasadena Project Social Bonds,
3.00%, 12/1/56	1,000	624

CSCDA Revenue Refunding Bonds, Series A, California Baptist University,
5.00%, 11/1/32	500	508
5.00%, 11/1/41	1,000	1,005

CSCDA Special TRB, Community Facilities District No. 2016-02 Delta Coves,
4.00%, 9/1/50	1,000	791

CSCDA Special TRB, Improvement Area No. 1,
4.00%, 9/1/51	1,000	783

CSCDA Statewide Revenue Special Assessment Bonds,
4.00%, 9/2/50	500	389

Foothill Eastern Transportation Corridor Agency Toll Road Senior Lien Revenue Bonds, Series A,
4.00%, 1/15/46	750	640

Metropolitan Water District of Southern California Revenue Bonds, Series A,
5.00%, 10/1/51	3,000	3,220

Ontario Special Tax Bonds, Tevelde Facilities,
4.00%, 9/1/51	1,000	791

River Islands PFA Special Tax Bonds, Community Facilities District No. 2003-1 Improvement Area No. 2,
5.50%, 9/1/37	1,000	914

River Islands Public Financing Authority Special Tax Bonds, Community Facilities District No. 2021-1,
4.00%, 9/1/51	995	781

River Islands Public Financing Authority Special Tax Refunding Bonds, Phase 2 Public Improvement,
4.00%, 9/1/51	1,000	785

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	180	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 96.4% continued

California – 12.9% continued

Roseville Special Tax Bonds, The Ranch at Sierra Vista Community,
4.00%, 9/1/51	$1,500	$1,194

Roseville Special Tax Bonds, The Ranch At Sierra Vista Community Facilities District No. 1 (Public Facilities),
4.00%, 9/1/50	150	120

Sacramento County Special Refunding Tax Bonds, Metro Air Park Community Facilities,
5.00%, 9/1/42	800	774

Sacramento Special Tax Bonds, Railyards Community Facilities District No. 2018-01,
5.25%, 9/1/42	1,000	963

San Francisco City & County Airports Commission International Airport Revenue Bonds, Series A (AMT),
5.00%, 5/1/49	4,000	3,995

San Francisco City & County Community Facilities District 2016-1 Special Tax Bonds, Series 2021,
4.00%, 9/1/51	1,000	791

San Francisco City & County Community Facilities District 2016-1 Special Tax Bonds, Treasure Island, Series 2022,
4.00%, 9/1/52	1,000	787

San Francisco City & County G.O. Unlimited Bonds, Series 2020, Health and Recovery,
4.00%, 6/15/46	5,000	4,539

San Luis Obispo Community Facilities District No. 2019-1 Special Tax Bonds,
4.00%, 9/1/51	695	554

Santa Paula Special Tax Bonds, Harvest Community Facilities District No. 1 Improvement,
4.00%, 9/1/50	1,000	800

Whittier Union High School District G.O. Unlimited Bonds, Series A,
3.00%, 8/1/46	3,855	2,822

		74,852

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 96.4% continued

Colorado – 5.0%

Brighton Crossing Metropolitan District No. 6 G.O. Limited Bonds, Series A,
5.00%, 12/1/50	$1,000	$813

Canyon Pines Metropolitan District Special Improvement District No.1 Revenue Special Assessment Bonds,
3.75%, 12/1/40	1,000	723

Cascade Ridge Metropolitan District G.O. Limited Bonds,
5.00%, 12/1/51	1,205	947

Chambers Highpoint Metropolitan District No. 2 G.O. Limited Bonds,
5.00%, 12/1/51	500	408

Cielo Metropolitan District G.O. Limited Bonds,
5.25%, 12/1/50	1,000	795

Clear Creek Transit Metropolitan District No.2 G.O. Limited Bonds, Series A,
5.00%, 12/1/50	570	467

Colorado Educational & Cultural Authority Revenue Bonds, Aspen View Academy Project,
4.00%, 5/1/61	500	349

Colorado Educational & Cultural Authority Revenue Bonds, Golden View Classical Academy,
4.00%, 1/1/52	1,350	992

Colorado Educational & Cultural Authority Revenue Bonds, Science Technology Engineering & Math System,
4.00%, 10/1/61	750	529

Colorado Educational & Cultural Authority Revenue Refunding Bonds, Science Technology English & Math,
5.00%, 11/1/54	1,500	1,316

Colorado Health Facilities Authority Hospital Revenue and Improvement Refunding Bonds, Christian Living Neighborhoods,
4.00%, 1/1/42	1,000	745

Colorado High Performance Transportation Enterprise Revenue Bonds, C-470 Express Lane,
5.00%, 12/31/56	2,000	1,933

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	181	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 96.4% continued

Colorado – 5.0% continued

Colorado Springs Utilities Revenue Refunding Bonds, Series A,
4.00%, 11/15/50	$2,500	$2,209

Colorado State Health Facilities Authority Hospital Revenue Bonds, Series A, Aberdeen Ridge,
5.00%, 5/15/58	1,500	1,125

Fiddler’s Business Improvement District G.O. Unlimited Refunding Bonds,
5.55%, 12/1/47	1,000	974

Legato Community Authority Limited Tax Supported Revenue Bonds, Senior Series A-1,
5.00%, 12/1/51	750	592

Nine Mile Metropolitan District Revenue Bonds,
5.13%, 12/1/40	1,000	913

Prairie Center Metropolitan District No. 3 Limited Property Tax Supported Revenue Refunding Bonds, Series A,
5.00%, 12/15/41	3,000	2,707

Riverwalk Metropolitan District No. 2 Revenue Bonds, Series A,
4.50%, 12/1/32	1,465	1,277

Rudolph Farms Metropolitan District No. 6 Revenue Supported G.O. Limited Bonds,
6.50%, 6/1/52	500	464

Silver Peaks Metropolitan District No. 3 Senior Lien G.O. Limited Bonds, Series A,
5.00%, 12/1/50	500	411

STC Metropolitan District No. 2 Revenue G.O. Limited Refunding Bonds, Series A,
5.00%, 12/1/38	1,000	913

Transport Metropolitan District No. 3 MDD G.O. Limited Bonds, Series 2021-A-1,
5.00%, 12/1/51	1,500	1,137

Tree Farm Metropolitan District G.O. Limited Bonds,
4.50%, 12/1/41(1)	1,500	1,143

Waterfront at Foster Lake Metropolitan District No. 2 Senior Lien G.O. Limited Bonds, Series A3-1,
5.00%, 12/1/51	3,000	2,289

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 96.4% continued

Colorado – 5.0% continued

Westerly Metropolitan District No. 4 Senior G.O. Limited Bonds, Series A,
5.00%, 12/1/50	$1,000	$817

Windler Public Improvement Authority Limited Tax Supported Revenue Bonds, Series A-1,
4.13%, 12/1/51	3,500	2,210

		29,198

Connecticut – 0.4%

Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series A, Mclean Issue,
5.00%, 1/1/55	500	447

Hamden Revenue Refunding Bonds, Whitney Center Project,
5.00%, 1/1/50	1,000	818

Steel Point Infrastructure Improvement District Special Obligation Revenue Tax Allocation Bonds, Steelpointe Harbor Project,
4.00%, 4/1/51	1,200	924

		2,189

District of Columbia – 0.3%

District of Columbia Revenue Bonds, Inspired Teaching Social Bonds,
5.00%, 7/1/52	500	450

District of Columbia Revenue Bonds, Latin American Montessori Bilingual Public Charter School Issue,
5.00%, 6/1/50	1,000	904

District of Columbia Rocketship DC Obligated Group Revenue Bonds,
5.00%, 6/1/61	500	442

		1,796

Florida – 9.1%

Capital Trust Agency Air Cargo Revenue Refunding Bonds, Series A, Aero Miami FX,
5.35%, 7/1/29	2,175	2,176

Capital Trust Agency Educational Facilities Educational Facilities Revenue Bonds, Liza Jackson Preparatory School,
5.00%, 8/1/55	1,000	924

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	182	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 96.4% continued

Florida – 9.1% continued

Capital Trust Agency Educational Facilities Educational Facilities Revenue Bonds, Lutz Preparatory School Inc., Project,
4.00%, 6/1/51	$400	$329

Capital Trust Agency Educational Facilities Educational Facilities Revenue Bonds, Pepin Academies, Inc., Project,
5.75%, 7/1/55(1)	1,000	866

Capital Trust Agency Educational Facilities Educational Facilities Revenue Bonds, Team Success A School of Excellence,
5.00%, 6/1/55	2,000	1,584

Capital Trust Agency Educational Facilities Revenue Bonds, Academir Charter Schools, Inc., Project,
4.00%, 7/1/51	750	510

Capital Trust Agency Educational Facilities Revenue Bonds, New Springs, Inc., Project,
4.75%, 6/1/56	1,500	1,004

Capital Trust Agency Educational Facilities Revenue Bonds, Tallahassee Classical School,
4.25%, 7/1/51	2,500	1,695

Capital Trust Agency Educational Facilities Revenue Bonds, Team Success A School of Excellence,
5.50%, 6/1/57	1,000	803

Capital Trust Agency Revenue Bonds, Sustainability Bonds,
4.00%, 6/15/41	1,510	1,133
4.00%, 6/15/51	2,000	1,338

Capital Trust Agency Student Housing Revenue Bonds, University Bridge, LLC Student Housing Project,
5.25%, 12/1/43	3,000	2,702

Charlotte County IDA Utility System Revenue Bonds (AMT), Town & Country Utilities Project,
4.00%, 10/1/51	1,000	683

Davie Educational Facilities Revenue Refunding Bonds, Nova Southeastern University Project,
5.00%, 4/1/48	2,000	2,028

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 96.4% continued

Florida – 9.1% continued

Florida Development Finance Corp. Surface Transportation Facilities Revenue Refunding Bonds (AMT), Virgin Trains U.S.A. Pass,
6.38%, 1/1/26(4) (5) (6)	$4,000	$3,658

Florida State Development Finance Corp. Educational Facilities Revenue Bonds, 2017 Foundation for Global Understanding, Inc., Project,
4.00%, 7/1/51	750	551

Florida State Development Finance Corp. Educational Facilities Revenue Bonds, Cornerstone Charter Academy Project,
5.25%, 10/1/56	1,025	895

Florida State Development Finance Corp. Educational Facilities Revenue Bonds, River City Science Academy Project,
5.00%, 2/1/57	575	505

Florida State Development Finance Corp. Educational Facilities Revenue Refunding Bonds, Central Charter School Project,
5.00%, 8/15/32	410	386
5.25%, 8/15/37	690	629

Florida State Development Finance Corp. Educational Facilities Revenue Refunding Bonds, River City Science Academy Project,
5.00%, 7/1/51	355	297

Florida State Development Finance Corp. Educational Facility Revenue Bonds, Pepin Academics of Pasco County, Inc., Project,
5.00%, 1/1/50(1)	1,000	863

Florida State Development Finance Corp. Educational Facility Revenue Refunding Bonds, Renaissance Charter School,
5.00%, 9/15/50	1,500	1,303

Florida State Development Finance Corp. Senior Living Revenue Refunding Bonds, Glenridge on Palmer Ranch,
5.00%, 6/1/51	2,000	1,590

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	183	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 96.4% continued

Florida – 9.1% continued

Florida State Development Finance Corp. Solid Waste Disposal Revenue Bonds (AMT), Waste Pro U.S.A., Inc., Project,
5.00%, 5/1/29	$1,500	$1,424

Florida State Development Finance Corp. Variable Revenue Refunding Bonds (AMT), Brightline Passenger Rail,
7.25%, 10/3/23(4) (5) (6)	2,000	1,952

Florida State Development Finance Corp., Revenue Bonds, Educational Facilities River City Science Academy Projects,
4.00%, 7/1/55	500	361

Lake County Retirement Facility Revenue Refunding Bonds, Lakeside at Waterman Village Project,
5.75%, 8/15/55	1,000	839

Miami Beach Health Facilities Authority Mt. Sinai Medical Center of Florida Revenue Bonds,
4.00%, 11/15/51	2,000	1,597

Miami-Dade County IDA Educational Facilities Revenue Bonds, Academir Charter Schools, Inc., Project,
5.50%, 7/1/61	2,000	1,691

Miami-Dade County Seaport Revenue Refunding Bonds, Subseries A-1 (AGM Insured) (AMT),
4.00%, 10/1/45	1,175	1,017

Ocean Highway & Port Authority Florida Port Facilities Revenue Bonds (AMT), Worldwide Terminals Fenandina Project,
5.50%, 12/1/49(1)	1,500	1,072

Orange County HFA Revenue Bonds, Orlando Health Obligated Group,
4.00%, 10/1/52	2,500	2,083

Palm Beach County Health Facilities Authority Hospital Revenue Bonds, Baptist Health South Florida,
4.00%, 8/15/49	1,500	1,264

Palm Beach County Revenue Bonds, Palm Beach Atlantic University,
5.00%, 4/1/39(1)	1,750	1,558

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 96.4% continued

Florida – 9.1% continued

Palm Beach County Revenue Bonds, Series A, Lynn University Housing Project,
5.00%, 6/1/57	$1,500	$1,292

Pinellas County Educational Facilities Authority Lease Revenue Bonds, Discovery Academy of Science Project,
5.00%, 6/1/56(1)	1,000	829

Pinellas County IDA Revenue Bonds, 2017 Foundation for Global Understanding Project,
5.00%, 7/1/39	4,000	3,779

Saint Johns County IDA Senior Living Revenue Refunding Bonds, Series A, Vicar’s Landing Project,
4.00%, 12/15/50	500	351

Seminole County IDA Educational Facilities Revenue Bonds, Galileo Schools for Gifted Learning,
4.00%, 6/15/51(1)	665	482

Sterling Hill Community Development District Capital Improvement Special Assessment Bonds, Series B,
5.50%, 11/1/10(7)	143	77

Venice Retirement Community Revenue Improvement Bonds, Village on the Isle Project,
5.00%, 1/1/47	1,000	874

Village Community Development District No. 13 Special Assessment Revenue Bonds,
3.50%, 5/1/51(1)	985	694

Village Community Development District No. 14 Revenue Special Assessment Bonds,
5.13%, 5/1/37	1,000	1,009

		52,697

Georgia – 2.5%

Atlanta Development Authority Senior Health Care Facilities Revenue Bonds, Georgia Proton Treatment Center,
6.75%, 1/1/35(2)	3,000	1,590

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	184	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 96.4% continued

Georgia – 2.5% continued

Burke County Development Authority Variable PCR Refunding Bonds, Georgia Transmission Corp.,
2.75%, 1/1/52(9)	$1,215	$747

Gainesville & Hall County Hospital Authority Revenue Anticipation Certificates, Northeast Georgia Health System,
4.00%, 2/15/46	5,000	4,283

La Grange Development Authority Revenue Refunding Bonds, La Grange College Project,
5.00%, 10/15/52	2,000	1,718

Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series A,
5.00%, 5/15/49	4,000	3,831

Oconee County IDA Taxable Revenue Bonds, Economic Development Project,
6.00%, 3/1/48	1,500	1,173

White County Development Authority Revenue Bonds, Truett McConnell University Project,
5.25%, 10/1/49	1,500	1,217

		14,559

Guam – 0.3%

Guam Government Business Privilege Tax Revenue Refunding Bonds, Series F,
4.00%, 1/1/36	1,000	864

Guam Government Department of Education Revenue Refunding COPS, John F. Kennedy High School Refunding & Energy Efficiency Project,
5.00%, 2/1/40	1,000	910

		1,774

Idaho – 0.5%

Idaho State Housing & Finance Association Nonprofit Facilities Revenue Bonds, Series A, Future Public School Project,
4.00%, 5/1/52	3,410	2,301

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 96.4% continued

Idaho – 0.5% continued

Spring Valley Community Infrastructure District No. 1 Special Assessment Bonds,
3.75%, 9/1/51(1)	$1,250	$878

		3,179

Illinois – 5.6%

Belleville Tax Increment & Sales Tax Allocation Revenue Refunding Bonds, Carlyle/Green Mount Redevelopment,
3.75%, 7/1/41	1,000	759

Chicago O’Hare International Airport Revenue Senior Lien General Revenue Bonds, Series B,
5.00%, 1/1/48	5,000	5,066

Chicago Waterworks Second Lien Revenue Bonds,
5.00%, 11/1/29	2,500	2,573

Illinois Finance Authority Revenue Refunding Bonds, Plymouth Place, Inc.,
5.00%, 5/15/51	410	336
5.00%, 5/15/56	440	354

Illinois State Finance Authority Revenue Refunding Bonds, Edward-Elmhurst Healthcare, Prerefunded,
5.00%, 1/1/28(8)	5,000	5,399

Illinois State Finance Authority Revenue Refunding Bonds, Friendship Village Schaumburg,
5.13%, 2/15/45(2) (10)	1,500	735

Illinois State Finance Authority Revenue Refunding Bonds, Illinois Institute of Technology,
5.00%, 9/1/40	2,000	1,923

Illinois State Finance Authority Revenue Refunding Bonds, OSF Healthcare System,
3.00%, 5/15/50	500	322

Illinois State Finance Authority Revenue Refunding Bonds, Rosalind Franklin University,
5.00%, 8/1/42	1,100	1,084

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	185	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 96.4% continued

Illinois – 5.6% continued

Illinois State Finance Authority Student Housing & Academic Facilities Revenue Bonds, CHF - Chicago, LLC - University of Illinois at Chicago Project,
5.00%, 2/15/47	$5,000	$4,341

Illinois State G.O. Unlimited Bonds,
5.50%, 5/1/30	1,000	1,055

Illinois State G.O. Unlimited Refunding Bonds,
5.00%, 2/1/29	1,000	1,016

Illinois State G.O. Unlimited Refunding Bonds, Series B,
5.00%, 3/1/25	1,000	1,017

Illinois State HDA Revenue Bonds, Series A (FHLMC/FNMA/GNMA Insured),
4.13%, 10/1/38	385	381

Illinois State Toll Highway Authority Revenue Bonds, Series A,
5.00%, 1/1/44	3,000	3,062

Lincolnwood Tax Increment Allocation COPS, Series A, District 1860 Development Project,
4.82%, 1/1/41(1)	2,000	1,629

New York State Mortgage Agency Homeowner Revenue Refunding Bonds, Series 233, Social Bonds,
5.00%, 6/15/30	500	497

Upper Illinois River Valley Development Authority Revenue Refunding Bonds, Prairie Crossing Charter,
5.00%, 1/1/45	250	209
5.00%, 1/1/55(1)	625	498

		32,256

Indiana – 1.2%

Finance Authority Educational Facilities Revenue Bonds, Seven Oaks Classical School Project,
5.00%, 6/1/51	520	419
5.00%, 6/1/56	455	357

Goshen MFH Revenue Bonds, Green Oaks of Goshen Project, Housing Choice Voucher Program (HUD Sector 8 Program),
5.00%, 8/1/41(1)	1,000	730

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 96.4% continued

Indiana – 1.2% continued

Housing & Community Development Authority Multifamily Revenue Bonds, Series A, Vita of Marion Project,
5.25%, 4/1/41	$1,000	$774

Indiana Finance Authority Educational Facilities Revenue Bonds, Seven Oaks Classical School Project,
5.00%, 6/1/41	420	360

Indiana State Finance Authority Exempt Facilities Revenue Bonds (AMT), Res Polyflow Indiana, Green Bonds,
7.00%, 3/1/39	4,000	3,028

Indiana State Finance Authority Revenue Bonds, Kipp Indianapolis Inc., Project,
5.00%, 7/1/55	510	447

Valparaiso MFH Revenue Bonds, Green Oaks of Valparaiso Project,
5.38%, 12/1/41	1,500	1,108

		7,223

Iowa – 1.5%

Iowa State Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Iowa Fertilizer Company Project,
5.00%, 12/1/50	1,245	1,080

Iowa State Finance Authority Revenue Bonds, Series A, Lifespace Communities,
5.00%, 5/15/48	4,000	3,450

Iowa State Finance Authority Revenue Refunding Bonds, Lifespace Communities Inc.,
4.00%, 5/15/53	1,000	678

Iowa State Finance Authority Senior Living Facilities Revenue Refunding Bonds, Sunrise Retirement Community Project,
5.00%, 9/1/51	1,000	773

Tobacco Settlement Authority Tobacco Settlement Revenue Refunding Bonds, Series A-2 Class 1,
4.00%, 6/1/38	1,000	887
4.00%, 6/1/39	1,000	879
4.00%, 6/1/40	1,000	871

		8,618

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	186	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 96.4% continued

Kansas – 0.8%

Prairie Village Special Obligation Tax Increment Tax Allocation Revenue Refunding Bonds, Meadowbrook TIF Project,
3.13%, 4/1/36	$800	$584

Shawnee Education Facilities Revenue Bonds, Maranatha Christian Academy Project, Series A,
5.00%, 8/1/56(1)	2,000	1,624

Wyandotte County and Kansas City Unified Government Special Obligation Revenue Refunding Bonds, Village East Project Areas 2B,
5.75%, 9/1/39	2,500	2,309

		4,517

Kentucky – 1.1%

Henderson Exempt Facilities Revenue Bonds (AMT), Pratt Paper LLC Project,
4.70%, 1/1/52	500	443

Kentucky Public Transportation Infrastructure Authority First Tier Toll Revenue Bonds, Downtown Crossing Project (AGM Insured),
4.00%, 7/1/49	2,380	2,094

Kentucky State Economic Development Finance Authority Revenue Bonds, Owensboro Health,
5.25%, 6/1/50	2,500	2,420

Kentucky State Economic Development Finance Authority Revenue Refunding Bonds, Series A, Owensboro Health, Inc.,
5.00%, 6/1/45	1,500	1,420

		6,377

Louisiana – 1.7%

Calcasieu Parish Memorial Hospital Service District Revenue Refunding Bonds, Lake Charles Memorial Hospital Project,
5.00%, 12/1/34	2,000	1,998

Louisiana Local Government Environmental Facilities and Community Development Authority Revenue Refunding Bonds, Entergy Louisiana LLC Project,
2.50%, 4/1/36	2,000	1,491

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 96.4% continued

Louisiana – 1.7% continued

Louisiana Public Facilities Authority Revenue Bonds, BBR Schools-Materra Campus Project,
4.00%, 6/1/51(1)	$2,000	$1,451

Louisiana Public Facilities Authority Revenue Bonds, Jefferson Rise Charter School Project,
6.25%, 6/1/52(1)	440	404

Louisiana Public Facilities Authority Revenue Bonds, Series A, Lincoln School Project,
6.38%, 6/1/52	1,000	928

Louisiana Public Facilities Authority Revenue Refunding Bonds, Ochsner Clinic Foundation Project,
4.00%, 5/15/49	1,000	836

Louisiana Public Facilities Authority Revenue Refunding Bonds, Ochsner Clinic, Prerefunded,
5.00%, 5/15/26(8)	50	53

Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Jefferson Parish Gomesa Project,
4.00%, 11/1/44	1,000	744

Saint James Parish Revenue Bonds, Series 2, Nustar Logistics L.P. Project,
6.35%, 7/1/40	1,000	1,067

Saint John The Baptist Parish Variable Revenue Refunding Bonds, Marathon Oil Corp. Project,
2.38%, 7/1/26(4) (5) (6)	1,000	933

		9,905

Maryland – 1.6%

Baltimore Senior Lien Special Obligation Tax Allocation Refunding Bonds, Harbor Point Project,
3.63%, 6/1/46	1,750	1,297

Frederick County Subordinate Special Tax Obligation Revenue Bonds, Series C,
4.00%, 7/1/50	1,000	817

Gaithersburg Economic Development Revenue Bonds, Asbury Maryland Obligated Group,
5.13%, 1/1/42	1,000	979

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	187	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 96.4% continued

Maryland – 1.6% continued

Maryland Economic Development Corp. Senior Student Housing Revenue Bonds, Morgan State University Project,
5.00%, 7/1/56	$250	$224

Maryland Economic Development Corp. Special Obligation Tax Allocation, Port Covington Project,
4.00%, 9/1/50	500	386

Maryland State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Adventist Healthcare,
4.00%, 1/1/38	300	267

Maryland Transportation Authority Revenue Refunding Bonds, Series A,
5.00%, 7/1/51	5,000	5,262

		9,232

Massachusetts – 1.8%

Lowell Massachusetts Collegiate Charter Revenue Bonds,
5.00%, 6/15/49	1,250	1,104

Massachusetts State Development Finance Agency Revenue Bonds, Series A, UMASS Boston Student Housing,
5.00%, 10/1/41	5,000	4,504

Massachusetts State Development Finance Agency Revenue Refunding Bonds, Salem Community Corporation,
5.25%, 1/1/50	1,000	873

Massachusetts State Development Finance Agency Revenue Refunding Bonds, Series S, Milford Regional Medical Center,
5.00%, 7/15/46	150	132

Massachusetts State School Building Authority Sales TRB, Series A, Social Bonds,
3.00%, 8/15/50	5,000	3,538

		10,151

Michigan – 3.8%

Detroit G.O. Unlimited Bonds, Series A, Social Bonds,
5.00%, 4/1/46	1,000	942

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 96.4% continued

Michigan – 3.8% continued

Grand Rapids Charter Township Revenue Refunding Bonds, Porter Hills Presbyterian,
5.00%, 5/15/44	$1,000	$874

Holt Public Schools G.O. Unlimited Bonds, Series I (Q-SBLF Insured),
2.00%, 5/1/41	1,285	787

Kalamazoo County G.O. Limited Bonds,
2.13%, 5/1/42	1,000	616

Michigan Mathematics & Science Initiative Revenue Refunding Bonds,
4.00%, 1/1/51	1,000	751

Michigan State Finance Authority Ltd. Obligation Revenue Refunding Bonds, Kettering University Project,
4.00%, 9/1/50	650	524

Michigan State Finance Authority Revenue Refunding Bonds, Senior Series B-1, Class 2,
5.00%, 6/1/49	805	757

Michigan State Finance Authority Revenue Refunding Bonds, Series A,
3.00%, 12/1/49	2,000	1,367

Michigan State Strategic Fund Limited Obligation Variable Revenue Bonds (AMT), Green Bonds, Recycle,
4.00%, 10/1/26(4) (5) (6)	500	481

Michigan State Strategic Fund Ltd. Obligation Revenue Bonds (AMT), I-75 Improvement Project,
5.00%, 6/30/48	5,000	4,481

Michigan State Trunk Line Fund Revenue Bonds,
4.00%, 11/15/46	6,000	5,412

Tipton Academy Public School Academy Revenue Bonds,
4.00%, 6/1/51	1,000	665

Wayne County Airport Authority Revenue Bonds, Series D,
5.00%, 12/1/45	4,355	4,367

		22,024

Minnesota – 0.9%

Apple Valley Senior Housing Revenue Bonds, Orchard Path Phase II Project,
4.00%, 9/1/61	500	353

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	188	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 96.4% continued

Minnesota – 0.9% continued

Duluth EDA Health Care Facilities Revenue Refunding Bonds, St. Luke’s Hospital of Duluth,
3.00%, 6/15/44	$300	$190

Duluth EDA Revenue Refunding Bonds, Benedictine Health System,
4.00%, 7/1/41	550	448

Minneapolis Charter School Lease Revenue Bonds, Series A, Kipp North Star Project,
5.75%, 7/1/55	1,000	975

Saint Paul Housing & Redevelopment Authority Charter School Lease Revenue Refunding Bonds, Hmong College Preparatory Academy Project,
5.00%, 9/1/55	1,000	851

Wayzata Senior Housing Revenue Refunding Bonds, Folkestone Senior Living Community,
5.00%, 8/1/54	1,500	1,369

Woodbury Charter School Lease Revenue Bonds, Woodbury Leadership Project,
4.00%, 7/1/51	1,320	944

		5,130

Mississippi – 0.3%

Mississippi State Business Finance Corp. Revenue Bonds, System Energy Resources, Inc. Project,
2.38%, 6/1/44	1,000	605

Tunica County Urban Renewal Revenue Refunding Bonds, Utility Districts Project,
6.00%, 10/1/40	1,000	859

		1,464

Missouri – 1.1%

Cape Girardeau County IDA Health Care Facilities Revenue Bonds, Southeasthealth,
4.00%, 3/1/46	650	501

Joplin IDA Sales TRB, 32nd Street Place Community Improvement District,
4.25%, 11/1/50	1,000	769

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 96.4% continued

Missouri – 1.1% continued

Missouri State Health & Educational Facilities Authority Health Facilities Revenue Refunding Bonds, Bethesda Health Group, Inc.,
4.00%, 8/1/41	$410	$334

Missouri State Health & Educational Facilities Authority Health Facilities Revenue Refunding Bonds, Wright Memorial Hospital,
5.00%, 9/1/32	1,145	1,154
5.00%, 9/1/34	1,315	1,315

Missouri State Health & Educational Facilities Authority Revenue Refunding Bonds, Series C, Lutheran Senior Services Project,
4.00%, 2/1/48	2,000	1,497

Plaza At Noah’s Ark Community Improvement District Tax Increment & Improvement District Revenue Refunding Bonds,
3.00%, 5/1/30	500	435
3.13%, 5/1/35	400	320

		6,325

Nebraska – 0.8%

Central Plains Energy Project Gas Project Revenue Refunding Bonds, Series A, Project No. 3,
5.00%, 9/1/42	5,000	4,847

Nevada – 0.2%

Henderson Local Improvement District No. T-21 Special Assessment Bonds, Black Mountain,
4.00%, 9/1/51	500	375

Las Vegas Special Improvement District No. 616 and Special Improvement District No. 81 Special Assessment Bonds,
3.13%, 6/1/51	500	310

Las Vegas Special Improvement District No. 814 Summerlin Village 21 & 24A Special Assessment Bonds,
4.00%, 6/1/49	540	432

Las Vegas Special Improvement District No. 815 Special Assessment Bonds,
5.00%, 12/1/49	250	230

		1,347

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	189	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 96.4% continued

New Hampshire – 0.1%

National Finance Authority Revenue Refunding Bonds, Series B (AMT), Green Bonds, 3.75%, 7/2/40(1) (4) (5) (6)	$600	$464

New Jersey – 1.6%

New Jersey State EDA Revenue Bonds, Provident Group Rowan Properties LLC, 5.00%, 1/1/48	1,000	827

New Jersey State EDA Revenue School Facilities Construction Revenue Bonds, 4.00%, 6/15/49	2,250	1,865

New Jersey State EDA Special Facility Revenue Bonds (AMT), Continental Airlines, Inc., Project, 5.63%, 11/15/30	2,000	1,996

New Jersey State Educational Facilities Authority Revenue Bonds, Series A, Green Bonds, 3.00%, 7/1/50	750	486

New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series A, 4.00%, 6/15/41	1,000	862

New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series AA, 4.00%, 6/15/50	500	413

New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series AA, Transportation Program, 5.00%, 6/15/45	2,250	2,225

South Jersey Transportation Authority Transportation System Revenue Bonds, Series A, 4.00%, 11/1/50	500	406

		9,080

New Mexico – 0.7%

Farmington PCR Refunding Bonds, Public Service Company of New Mexico San Juan, 1.15%, 6/1/24(4) (5) (6)	1,000	950

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 96.4% continued

New Mexico – 0.7% continued

Los Ranchos de Albuquerque Educational Facilities Revenue Refunding Bonds, Albuquerque Academy Project, 4.00%, 9/1/40	$1,000	$902

New Mexico Hospital Equipment Loan Council First Mortgage Revenue Bonds, La Vida Expansion Project, 5.00%, 7/1/49	3,000	2,458

		4,310

New York – 5.2%

Allegany County Capital Resource Corp. Revenue Refunding Bonds, Houghton College Project, 5.00%, 12/1/52	1,185	1,031

Build New York City Resource Corp. Revenue Bonds, Seton Education Partners-Brill, 4.00%, 11/1/51	505	362

Build NYC Resource Corp. Revenue Bonds, New Dawn Charter Schools Project, 5.75%, 2/1/49	1,000	972

Build NYC Resource Corporation Revenue Bonds, Whin Music Community Charter School Project, 6.50%, 7/1/52	1,500	1,429

Dutchess County Local Development Corp. Revenue Refunding Bonds, Series A, Bard College Project, 5.00%, 7/1/51	1,000	886

Dutchess County Local Development Corp. Revenue Refunding Bonds, The Culinary Institute of America Project,

4.00%, 7/1/39	100	86

4.00%, 7/1/40	100	85

Metropolitan Transportation Authority Revenue Bonds, Series C-1, Green Bonds, 5.00%, 11/15/50	1,000	944

Metropolitan Transportation Authority Revenue Refunding Bonds, Climate Bond Certified, 4.00%, 11/15/45	1,000	828

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	190	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 96.4% continued

New York – 5.2% continued

New York City Transitional Finance Authority Subordinate Revenue Bonds, Series B-1, 4.00%, 8/1/48	$2,400	$2,140

New York G.O. Unlimited Bonds, Series A-1, 3.00%, 8/1/50	2,000	1,388

New York State Transportation Development Corp. Special Facilities Revenue Bonds (AMT), Delta Air Lines, Inc., Laguardia Airport Terminals, 5.00%, 1/1/34	5,000	4,837

New York State Transportation Development Corp. Special Facilities Revenue Bonds (AMT), LaGuardia Airport Terminal B Redevelopment, 5.00%, 7/1/46	5,000	4,744

New York State Transportation Development Corp. Special Facilities Revenue Refunding Bonds (AMT), John F. Kennedy International Airport, 5.25%, 8/1/31	865	864

New York State Transportation Development Corp. Special Facilities Revenue Refunding Bonds, Terminal 4 John F. Kennedy International Airport, 4.00%, 12/1/42	1,000	822

New York State Urban Development Corp. Revenue Refunding Bonds, State Personal Income Tax, 5.00%, 3/15/50	4,195	4,298

New York Transportation Development Corp. Special Facility Revenue Refunding Bonds (AMT), American Airlines, Inc., 3.00%, 8/1/31	500	437

Port Authority of New York & New Jersey Consolidated Revenue Bonds, Series 220 (AMT), 4.00%, 11/1/59	1,500	1,230

Port Authority of New York & New Jersey Consolidated Revenue Bonds, Series 221 (AMT), 4.00%, 7/15/60	2,000	1,635

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 96.4% continued

New York – 5.2% continued

Western Regional Off-Track Betting Corp. Revenue Refunding Bonds, 4.13%, 12/1/41(1)	$500	$368

Yonkers Economic Development Corp. Educational Revenue Bonds, Charter School Educational Excellence Project, 5.00%, 10/15/49	1,155	1,004

		30,390

North Carolina – 0.5%

Charlotte Airport Revenue Refunding Bonds, Series B (AMT), 3.00%, 7/1/46	3,000	2,111

North Carolina State Medical Care Commission Retirement Facilities Revenue Refunding Bonds, Series A, Sharon Towers, 5.00%, 7/1/49	600	540

		2,651

North Dakota – 0.1%

Grand Forks Health Care System Revenue Refunding Bonds, Altru Health System, 4.00%, 12/1/51	1,000	765

Ohio – 1.6%

Cleveland-Cuyahoga County Port Authority Tax Increment Financing Subordinate Tax Allocation Revenue Refunding Bonds, Flats East Bank Project, 4.50%, 12/1/55	1,000	756

Franklin County Health Care Facilities Revenue Refunding Bonds, Wesley Communities Obligated Group Project, 5.25%, 11/15/55	1,000	860

Jefferson County Port Authority Economic Development Revenue Bonds (AMT), JSW Steel U.S.A., Ohio Inc., Project, 3.50%, 12/1/51	1,000	670

Northeast Ohio Medical University General Receipts Revenue Refunding Bonds, Series A, 3.00%, 12/1/40	475	347

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	191	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 96.4% continued

Ohio – 1.6% continued

Ohio State Air Quality Development Authority Exempt Facilities Revenue Bonds (AMT), 5.00%, 7/1/49(1)	$2,000	$1,764

Ohio State Air Quality Development Authority Exempt Facilities Revenue Bonds (AMT), Pratt Paper LLC Project, 4.50%, 1/15/48	2,000	1,738

Ohio State Higher Educational Facility Commission Revenue Bonds, Cleveland Institute of Music, 5.38%, 12/1/52	350	336

Ohio State Higher Educational Facility Revenue Refunding Bonds, Judson Obligated Group, 5.00%, 12/1/50	1,000	906

Port of Greater Cincinnati Development Authority Revenue Bonds, 4.25%, 12/1/50	2,190	1,629

		9,006

Oklahoma – 1.5%

Norman Regional Hospital Authority Revenue Bonds, Norman Regional Hospital Authority, 4.00%, 9/1/45	5,000	3,968

Oklahoma State Development Finance Authority Revenue Bonds (AMT), Gilcrease Expressway West Project, 1.63%, 7/6/23	5,000	4,869

		8,837

Pennsylvania – 3.5%

Allegheny County IDA Revenue Bonds, Penn Hills Charter Social Bonds, 4.00%, 6/15/51	1,000	710

Allentown Neighborhood Improvement Zone Development Authority Tax Subordinate Revenue Bonds, City Center Project, 5.25%, 5/1/42	500	459

Berks County Municipal Authority University Revenue Bonds, Alvernia University Project, 5.00%, 10/1/49	1,000	846

Franklin County IDA Revenue Bonds, Menno-Haven, Inc., Project, 5.00%, 12/1/39	755	640

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 96.4% continued

Pennsylvania – 3.5% continued

Lancaster County Hospital Authority Revenue Refunding Bonds, Saint Anne’s Retirement Community Inc., Project,

5.00%, 3/1/40	$500	$436

5.00%, 3/1/50	500	410

Lancaster Higher Education Authority Revenue Refunding Bonds, Elizabeth College Project, 5.00%, 10/1/51	1,235	1,109

Lehigh County IDA Charter School Revenue Bonds, Seven Generations Project, 4.00%, 5/1/51	1,000	692

Mccandless IDA University Revenue Refunding Bonds, La Roche University Project, 6.75%, 12/1/46	1,000	909

Mercer County IDA College Revenue Refunding Bonds, Thiel College Project, 6.13%, 10/1/50	980	793

Northampton County IDA Revenue Refunding Bonds, Morningstar Senior, 5.00%, 11/1/49	1,000	856

Pennsylvania State Turnpike Commission Turnpike Revenue Bonds, Series A-1, 5.00%, 12/1/46	3,000	3,032

Philadelphia Authority For IDR Bonds, Alliance for Progress Charter,

5.00%, 6/15/39	920	860

5.00%, 6/15/49	1,385	1,232

Philadelphia Authority for Industrial Development Charter School Revenue Bonds, Philadelphia Electrical & Technology Charter High School,

4.00%, 6/1/51	800	569

4.00%, 6/1/56	850	582

Philadelphia Authority For Industrial Development Charter School Revenue Refunding Bonds, Green Woods Charter School Project, 5.38%, 6/15/57	300	264

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	192	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 96.4% continued

Pennsylvania – 3.5% continued

Philadelphia Authority For Industrial Development University of the Arts Revenue Bonds, Independence Charter School West Project, 5.00%, 6/15/50	$1,350	$1,167

Philadelphia Authority For Industrial Development University of the Arts Revenue Refunding Bonds, 5.00%, 3/15/45	3,000	2,580

Westmoreland County IDA Revenue Refunding Bonds, Redstone Presbyterian Senior Care, 4.00%, 5/15/47	2,000	1,450

Wilkes-Barre Finance Authority Revenue Refunding Bonds, Wilkes University Project, 4.00%, 3/1/42	500	389

		19,985

Puerto Rico – 0.4%

Puerto Rico Sales Tax Financing Corp., Restructured TRB, Series A-1, 4.75%, 7/1/53	3,000	2,562

South Carolina – 1.0%

Berkeley County Assessment Revenue Special Assessment Bonds, Nexton Improvement District, 4.38%, 11/1/49	1,000	867

Hardeeville Assessment Revenue Special Assessment Bonds, 4.00%, 5/1/52	1,000	681

South Carolina EDA Educational Facilities Revenue Refunding Bonds, Green Charter Schools, 4.00%, 6/1/56(1)	1,065	725

South Carolina State Jobs EDA Educational Facilities Revenue Bonds, Polaris Tech Charter School Project, 5.13%, 6/15/42	1,000	896

South Carolina State Jobs EDA Educational Facilities Revenue Bonds, Series A, Virtus Academy Project,

5.00%, 6/15/51(1)	500	395

5.00%, 6/15/56(1)	500	384

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 96.4% continued

South Carolina – 1.0% continued

South Carolina State Jobs-EDA Economic Development Revenue Bonds, Hilton Head Christian Academy, 5.00%, 1/1/55	$1,500	$1,203

South Carolina State Jobs-EDA Economic Development Revenue Bonds, Series 2019A, Bishop Gadsden Episcopal Retirement Community, 5.00%, 4/1/54	1,000	858

		6,009

Tennessee – 0.7%

Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue Bonds, Trevecca Nazarene University Project, 4.00%, 10/1/51	1,000	736

Metropolitan Government Nashville & Davidson County Health & Educational Facility Board Revenue Refunding Bonds, Belmont University, 4.00%, 5/1/51	1,500	1,206

Metropolitan Government Nashville & Davidson County Health & Educational Facility Board Revenue Refunding Bonds, Lipscomb University Project,

5.00%, 10/1/37	375	370

4.00%, 10/1/49	1,000	774

Metropolitan Government Nashville & Davidson County Health & Educational Facility Board Revenue Refunding Bonds, Trevecca Nazarene University, 5.00%, 10/1/48	1,115	1,011

		4,097

Texas – 5.4%

Arlington Higher Education Finance Corp. Revenue Bonds, Basis Texas Charter Schools, Inc., 4.00%, 6/15/50	1,000	725

Arlington Higher Education Finance Corp. Revenue Bonds, Newman International Academy, 5.00%, 8/15/51	500	421

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	193	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 96.4% continued

Texas – 5.4% continued

Arlington Higher Education Finance Corp. Revenue Refunding Bonds, Series A, 4.00%, 8/15/46	$500	$374

Austin Convention Enterprises, Inc., Convention Center Revenue Refunding Bonds, First Tier, 5.00%, 1/1/34	1,000	981

Baytown Municipal Development District Revenue Bonds, First Line Hotel, 4.00%, 10/1/50	1,000	754

Baytown Municipal Development District Revenue Bonds, Second Line Hotel, 5.00%, 10/1/50	500	391

Board of Managers Joint Guadalupe County-City of Seguin Hospital Mortgage Revenue Refunding Bonds,

5.00%, 12/1/40	1,500	1,385

5.00%, 12/1/45	2,000	1,794

Brazoria County Industrial Development Corp. Solid Waste Disposal Facilities Revenue Bonds (AMT), Gladieux Metals Recycling, 7.00%, 3/1/39	300	273

Brazoria County Industrial Development Corp. Solid Waste Disposal Facilities Subordinate Revenue Bonds (AMT), Gladieux Metals Recycling, 8.50%, 3/1/39	2,000	1,760

Conroe Local Government Corp. Hotel Revenue Bonds, Conroe Convention Center Hotel,

4.00%, 10/1/50	500	370

5.00%, 10/1/50(1)	1,000	762

Edinburg Economic Development Corp. Sales TRB, Series A, 3.38%, 8/15/46	355	248

Hidalgo County Regional Mobility Authority Toll & Vehicle Registration Junior Lien Revenue Refunding Bonds, Series B,

5.00%, 12/1/35	1,000	998

5.00%, 12/1/36	1,000	994

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 96.4% continued

Texas – 5.4% continued

Houston Airport System Revenue Bonds, United Airlines Inc., Terminal (AMT), 4.00%, 7/15/41	$1,000	$783

Houston Higher Education Finance Corp. University Revenue Bonds, Houston Baptist University Project, 4.00%, 10/1/51	500	374

Mission Economic Development Corp. Senior Lien Revenue Refunding Bonds (AMT), Natgasoline, 4.63%, 10/1/31	2,000	1,969

New Hope Cultural Education Facilities Finance Corp. Retirement Facility Revenue Bonds, Morningside Ministries Project, 5.00%, 1/1/55	1,000	808

New Hope Cultural Education Facilities Finance Corp. Retirement Facility Revenue Bonds, Presbyterian Village North Project, 5.25%, 10/1/55	1,000	810

New Hope Cultural Education Facilities Finance Corp. Revenue Refunding Bonds, Jubilee Academic Center, 4.00%, 8/15/56	2,000	1,410

New Hope Cultural Education Facilities Finance Corp. Senior Living Revenue Refunding Bonds, Wichita Falls Retirement Foundation, 4.00%, 1/1/41	1,270	971

New Hope Cultural Education Facilities Finance Corp. Student Housing Revenue Bonds, Series A, Blinn College Project, 5.00%, 7/1/57	1,000	808

Newark Higher Education Finance Corp. Education Revenue Bonds, Series A, TLC Academy,

4.00%, 8/15/51	1,095	789

4.00%, 8/15/56	1,130	789

North Texas Tollway Authority Revenue Bonds, Series B, 3.00%, 1/1/51	1,825	1,238

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	194	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 96.4% continued

Texas – 5.4% continued

San Antonio Education Facilities Corp. Revenue Bonds, Series A, Hallmark University Project, 5.00%, 10/1/51	$1,500	$1,192

Tarrant County Cultural Educational Facilities Finance Corp. Retirement Facilities Revenue Bonds, Series B, Buckner Retirement Services, 5.00%, 11/15/46	4,000	4,004

Texas State Private Activity Bond Surface Transportation Corp. Revenue Bonds (AMT), Segment 3C Project, 5.00%, 6/30/58	1,500	1,370

Texas State Private Activity Bond Surface Transportation Corp. Revenue Refunding Bonds, LBJ Infrastructure Group, 4.00%, 6/30/40	500	426

Texas State Private Activity Bond Surface Transportation Corp. Senior Lien Revenue Bonds (AMT), Blueridge Transportation, 5.00%, 12/31/45	1,250	1,173

		31,144

Utah – 1.9%

Black Desert Public Infrastructure District Senior G.O. Limited Bonds, Series A, 4.00%, 3/1/51	2,500	1,763

Downtown East Streetcar Sewer Public Infrastructure District Senior Lien G.O. Limited Bonds, Series A,
5.75%, 3/1/42	1,000	927
6.00%, 3/1/53	1,000	925

Mida Mountain Village Public Infrastructure District Special Assessment Bonds, 4.00%, 8/1/50	1,000	735

Mida Mountain Village Public Infrastructure District Special Assessment Bonds, Series A, 5.00%, 8/1/50	1,000	874

Military Installation Development Authority Tax Allocation Revenue Bonds, Series A-1, 4.00%, 6/1/52	1,000	703

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 96.4% continued

Utah – 1.9% continued

Uipa Crossroads Public Infrastructure District Utility Tax Allocation Bonds, 4.38%, 6/1/52	$2,000	$1,584

Utah Infrastructure Agency Tax-Exempt Telecommunications Revenue Bonds,

4.00%, 10/15/42	1,000	780

3.00%, 10/15/45	1,000	605

Utah Infrastructure Agency Telecommunications Revenue Bonds, 5.00%, 10/15/46	1,500	1,356

Utah State Charter School Finance Authority Charter School Revenue Bonds, Mountain West Montessori Academy, 5.00%, 6/15/49	825	713

		10,965

Vermont – 0.9%

Vermont State EDA Mortgage Revenue Refunding Bonds, Wake Robin Corp. Project, 4.00%, 5/1/45	2,545	1,840

Vermont State Educational & Health Buildings Financing Agency Revenue Refunding Bonds, Middlebury College Project, 4.00%, 11/1/50	4,000	3,511

		5,351

Virgin Islands, U.S. – 0.9%

Matching Fund Special Purpose Securitization Corporation Revenue Refunding Bonds, Series A, 5.00%, 10/1/39	5,000	5,006

Virginia – 1.1%

Lynchburg EDA Hospital Revenue Refunding Bonds, Centra Health Obligated Group, 3.00%, 1/1/51	750	503

Virginia College Building Authority Educational Facilities Revenue Refunding Bonds, Regent University Project, 3.00%, 6/1/41	400	273

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	195	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 96.4% continued

Virginia – 1.1% continued

Virginia Small Business Financing Authority Private Activity Senior Revenue Bonds (AMT), Transform 66-P3 Project, 5.00%, 6/30/27	$1,000	$946

Virginia State College Building Authority Educational Facilities Revenue Bonds, Marymount University Project, Green Bonds,
5.25%, 7/1/35	270	270
5.00%, 7/1/45	2,515	2,336

Virginia State Small Business Financing Authority Senior Lien Revenue Refunding Bonds (AMT), 95 Express, 4.00%, 1/1/48	500	405

Virginia State Small Business Financing Authority Solid Waste Disposal Facilities Revenue Bonds (AMT), Covanta Project, 5.00%, 7/1/38(4) (5) (6)	1,000	913

West Falls Community Development Authority Revenue Bonds, Series A, 5.38%, 9/1/52	1,000	955

		6,601

Washington – 1.5%

Energy Northwest Electric Revenue Refunding Bonds, Columbia Generating Station, 4.00%, 7/1/42	3,000	2,739

Washington State Higher Education Facilities Authority Revenue Bonds, Whitworth University Project, 4.00%, 10/1/49	2,250	1,787

Washington State Housing Finance Commission Nonprofit Housing Revenue Refunding Bonds, The Hearthstone Project,
5.00%, 7/1/48(1)	525	388
5.00%, 7/1/53(1)	500	360

Washington State Housing Finance Commission Nonprofit Revenue Bonds, Series A, Spokane International Academy Project, 5.00%, 7/1/50	710	628

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 96.4% continued

Washington – 1.5% continued

Washington State Housing Finance Commission Revenue Bonds, Rockwood Retirement Communities Project, 5.00%, 1/1/55	$2,000	$1,457

Washington State Housing Finance Commission Revenue Bonds, Series A, Transforming Age Project, 5.00%, 1/1/55	1,000	774

Washington State Housing Finance Commission Social Certificate Revenue Bonds, Series A-1, 3.50%, 12/20/35	490	416

		8,549

West Virginia – 0.9%

South Charleston Special District Excise Tax Revenue Refunding Bonds, South Charleston Park Place, 4.50%, 6/1/50	1,500	1,102

West Virginia State EDA Solid Waste Disposal Facilities Variable Revenue Bonds (AMT), Senior-Arch Resources, 5.00%, 7/1/25(4) (5) (6)	1,000	992

West Virginia State Hospital Finance Authority, Revenue Refunding Bonds, Cabell Huntington Hospital, 5.00%, 1/1/43	3,000	2,895

		4,989

Wisconsin – 5.9%

Gillett Solid Waste Disposal Revenue Bonds (AMT), North LLC Renewable, 5.50%, 12/1/32(1)	1,500	1,213

PFA Charter School Revenue Bonds, Coral Academy of Science Reno, 5.88%, 6/1/52(1)	580	530

PFA Charter School Revenue Bonds, Freedom Classical Academy, Inc., 5.00%, 1/1/56(1)	1,000	808

PFA Charter School Revenue Bonds, Series A, Eno River Project, 5.00%, 6/15/54(1)	1,375	1,178

PFA Education Revenue Bonds, Guildford Preparatory Academy,

5.00%, 4/1/47(1)	500	417

5.00%, 4/1/57(1)	1,000	798

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	196	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 96.4% continued

Wisconsin – 5.9% continued

PFA Education Revenue Bonds, North Carolina Leadership Academy, 5.00%, 6/15/49(1)	$520	$452

PFA Education Revenue Bonds, The Franklin School of Innovation,
5.00%, 1/1/42(1)	600	517

5.00%, 1/1/57	1,000	793

PFA Education Revenue Bonds, Uwharrie Charter Academy Project, 5.00%, 6/15/52	1,000	858

PFA Educational Facilities Revenue Bonds, Charter Day School, Inc., Project, 5.00%, 12/1/55	2,500	2,136

PFA Educational Facilities Revenue Bonds, Series A, Kipp Charlotte, Inc., 5.00%, 10/15/50(1)	1,000	897

PFA Educational Facility Revenue Refunding Bonds, Estancia Valley Classical, 4.25%, 7/1/51(1)	1,345	927

PFA Educational Facility Revenue Refunding Bonds, Lenoir Rhyne University, 5.13%, 4/1/52	1,000	883

PFA Educational Facility Revenue Refunding Bonds, Queens University of Charlotte, 4.75%, 3/1/52	1,000	834

PFA Healthcare Facilities Revenue Bonds, Appalachian Regional Healthcare System Obligated,
4.00%, 7/1/46	1,000	799

4.00%, 7/1/51	875	678

PFA Hospital Revenue Refunding Bonds, Series 2021A, UNC Health Southeastern, 4.00%, 2/1/51	2,000	1,548

PFA Hotel Senior Lien Revenue Bonds, Grand Hyatt San Antonio Project, 5.00%, 2/1/52	1,000	882

PFA Hotel Subordinate Revenue Bonds, Grand Hyatt San Antonio Project, 5.63%, 2/1/46	1,000	891

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 96.4% continued

Wisconsin – 5.9% continued

PFA Retirement Facilities First Mortgage Revenue Bonds, Series A, 5.25%, 3/1/55(1)	$1,000	$858

PFA Retirement Facilities Revenue Refunding Bonds, Friend’s Homes, 5.00%, 9/1/54	1,500	1,295

PFA Revenue Bonds, College Achieve Central Charter School, 5.00%, 6/15/51(1)	1,500	1,269

PFA Revenue Bonds, Series A, Viticus Group Project, 4.25%, 12/1/51(1)	2,805	2,133

PFA Revenue Bonds, Texas Biomedical Research Institute,
3.00%, 6/1/48	1,000	602

PFA Revenue Refunding Bonds, Roseman University of Health,
4.00%, 4/1/52	1,255	886

PFA Revenue Refunding Bonds, Ultimate Medical Academy,
5.00%, 10/1/34	1,000	941

PFA Senior Revenue Bonds (AMT), Fargo-Moorhead Metropolitan Area Flood Risk Management Project, Green Bonds,
4.00%, 9/30/51	1,500	1,107

PFA Senior Revenue Bonds, Wonderful Foundations Charter School Portfolio Projects,
5.00%, 1/1/55	1,500	1,265

PFA Special Facility Revenue Bonds (AMT), Sky Harbour Capital LLC AV,
4.25%, 7/1/54	1,500	1,010

PFA Student Housing Revenue Bonds, NC A&T Real Estate Foundation, LLC Project,
5.00%, 6/1/49	1,000	877

PFA Student Housing Sustainability Revenue Bonds, University of Hawaii Foundation Project,
4.00%, 7/1/61	500	335

PFA Student Housing Taxable Sustainability Revenue Bonds, University of Hawaii Foundation Project,
5.35%, 7/1/40	600	492

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	197	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 96.4% continued

Wisconsin – 5.9% continued

Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Hope Christian Schools,
4.00%, 12/1/51	$850	$601

Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Oakwood Lutheran Senior,
4.00%, 1/1/57	2,000	1,412

Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, St. Camillus Health System,
5.00%, 11/1/54	1,000	796

		33,918

Wyoming – 0.4%

Campbell County Solid Waste Facilities Revenue Refunding Bonds, Basin Electric Power Cooperative,
3.63%, 7/15/39	3,000	2,464

Total Municipal Bonds

(Cost $692,574)		558,145

	NUMBER OF SHARES	VALUE (000S)

INVESTMENT COMPANIES – 1.9%

Northern Institutional Funds - U.S. Government Portfolio (Shares),
2.31%(11) (12)	11,294,325	$11,294

Total Investment Companies

(Cost $11,294)		11,294

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

SHORT-TERM INVESTMENTS – 0.2%

Brazoria County Industrial Development Corporation Solid Waste Disposal Facilities Variable Revenue Bonds (AMT), Aleon Renewable Metals,

10.00%, 6/1/23(4) (5) (6)	$1,000	$979

Total Short-Term Investments

(Cost $979)		979

Total Investments – 98.9%

(Cost $707,324)		572,587

Other Assets less Liabilities – 1.1%		6,533

NET ASSETS – 100.0%		$579,120

(1)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(2)  Restricted security that has been deemed illiquid. At September 30, 2022, the value of these restricted illiquid securities amounted to approximately $5,116,178 or 0.9% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)

Arizona State IDA Education Revenue Bonds, Academies of Math & Science Project, 5.63%, 7/1/48	11/8/18	$1,993

Atlanta Development Authority Senior Health Care Facilities Revenue Bonds, Georgia Proton Treatment Center, 6.75%, 1/1/35	6/21/17	2,915

Benloch Ranch Improvement Association No 2, 10.00%, 12/1/51	3/22/22	977

Illinois State Finance Authority Revenue Refunding Bonds, Friendship Village Schaumburg, 5.13%, 2/15/45	9/9/19	1,480

(3)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(4)	Maturity date represents the puttable date.
(5)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.
(6)	Variable or floating rate security. Rate as of September 30, 2022 is disclosed.
(7)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(8)	Maturity date represents the prerefunded date.
(9)	Security has converted to a fixed rate as of May 3, 2021, and will continue at a fixed rate going forward.
(10)	Issuer has defaulted on terms of debt obligation.
(11)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	198	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

(12)	7-day current yield as of September 30, 2022 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGM - Assured Guaranty Municipal Corporation

AMT - Alternative Minimum Tax

CHF - Collegiate Housing Foundation

COPS - Certificates of Participation

CSCDA - California Statewide Communities Development Authority

EDA - Economic Development Authority

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

GNMA - Government National Mortgage Association

HDA - Housing Develoment Authority

HFA - Housing Finance Authority

HUD - Housing and Urban Development

IDA - Industrial Development Authority

IDB - Industrial Development Board

IDR - Industrial Development Revenue

MFH - Multi-Family Housing

NCCD - National Campus and Community Development Corporation

PCR - Pollution Control Revenue

PFA - Public Finance Authority

Q-SBLF - Qualified School Bond Loan Fund

TRB - Tax Revenue Bonds

Percentages shown are based on Net Assets.

At September 30, 2022, the security types for the Fund were:

SECURITY TYPE(1)	% OF NET ASSETS

Corporate Bonds	0.4%

Municipal Bonds	96.4%

Investment Companies	1.9%

Short-Term Investments	0.2%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2022:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

Corporate Bonds:

Consumer Services	$—	$1,373	$ —	$1,373

Real Estate Owners & Developers	—	—	796	796

Total Corporate Bonds	—	1,373	796	2,169

Municipal Bonds(1)	—	558,145	—	558,145

Investment Companies	11,294	—	—	11,294

Short-Term Investments	—	979	—	979

Total Investments	$11,294	$560,497	$796	$572,587
(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	199	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS – 0.3%

Engineering & Construction – 0.1%

Nature Conservancy (The),
1.30%, 7/1/28	$1,350	$1,120

Health Care Facilities & Services – 0.2%

Bon Secours Mercy Health, Inc.,
3.46%, 6/1/30	500	439

Seattle Children’s Hospital,
1.21%, 10/1/27	5,000	4,120

		4,559

Total Corporate Bonds

(Cost $6,850)		5,679

MUNICIPAL BONDS – 93.6%

Alabama – 1.4%

Alabama State Corrections Institution Finance Authority Revenue Bonds,
5.00%, 7/1/35	2,900	3,023

Black Belt Energy Gas District Gas Supply Revenue Refunding Bonds,
4.00%, 12/1/31(1) (2) (3)	5,000	4,807

Black Belt Energy Gas District Revenue Bonds, Series A, Gas Project No. 8,
4.00%, 12/1/29(1) (2) (3)	7,500	7,195

South East Alabama State Gas Supply District Gas Supply Revenue Bonds, Series A, Project No. 2,
4.00%, 6/1/24(1) (2) (3)	7,500	7,481

Southeast Energy Authority Revenue Bonds, A Cooperative District Commodity Supply Project No. 2, Series B,
4.00%, 12/1/31(1) (2) (3)	5,000	4,638

		27,144

Alaska – 0.8%

Alaska State Housing Finance Corp. Revenue Refunding Bonds, Series A,
5.00%, 6/1/30	5,000	5,282

Alaska State Housing Finance Corp. Revenue Refunding Bonds, State Capital, Prerefunded,
4.00%, 6/1/25(4)	1,445	1,465

Alaska State Housing Finance Corp. Revenue Refunding Bonds, State Capital, Unrefunded Balance,
4.00%, 6/1/36	3,555	3,313

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 93.6% continued

Alaska – 0.8% continued

Anchorage Electric Utility Senior Lien Revenue Refunding Bonds, Series A, Prerefunded,
5.00%, 12/1/24(4)	$5,000	$5,185

		15,245

Arizona – 2.8%

Arizona Board of Regents State University System Revenue Bonds, Series B, Green Bonds,
5.00%, 7/1/42	1,000	1,034

Arizona IDA Hospital Revenue Bonds, Phoenix Children’s Hospital,
5.00%, 2/1/32	1,800	1,928

Arizona State IDA Education Revenue Bonds, Series A-Social, Macombs Facility Project,
4.00%, 7/1/36	315	275

4.00%, 7/1/41	800	666

Arizona State IDA National Charter School Revolving Loan Fund Revenue Bonds, Equitable School Revenue, Social Bonds,
4.00%, 11/1/46	1,000	837

Arizona State Transportation Board Excise Tax Revenue Refunding Bonds,
5.00%, 7/1/25	10,000	10,297

Arizona State Transportation Board Highway Revenue Refunding Bonds,
5.00%, 7/1/28	12,000	12,353

Chandler Excise TRB, Prerefunded,
5.00%, 7/1/23(4)	5,000	5,069

Chandler IDA Variable Revenue Bonds (AMT), Intel Corp.,
5.00%, 6/3/24(1) (2) (3)	1,000	1,013

La Paz County IDA Education Facility Lease Revenue Bonds, Harmony Public Schools Project,
4.00%, 2/15/41	425	340

4.00%, 2/15/46	335	254

Maricopa County High School District No. 210 Phoenix G.O. Unlimited Bonds, School Improvement Project of 2011 & 2017,
5.00%, 7/1/35	1,775	1,862

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	200	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 93.6% continued

Arizona – 2.8% continued

Maricopa County IDA Educational Facilities Revenue Bonds, Creighton University Project,

5.00%, 7/1/47	$1,500	$1,524

Maricopa County IDA Revenue Refunding Bonds, Banner Health Obligation Group,
4.00%, 1/1/36	180	170

Maricopa County Special Health Care District G.O. Unlimited Bonds,
4.00%, 7/1/38	2,500	2,381

Maricopa County Unified School District No. 69 Paradise Valley School Improvement Project 2015 G.O. Unlimited Bonds, Series C,
5.00%, 7/1/26	1,500	1,586

Mesa Utility System Revenue Refunding Bonds, Series C,
5.00%, 7/1/36	2,000	2,192

Phoenix Civic Airport Improvement Corp. Junior Lien Airport Revenue Bonds,
4.00%, 7/1/44	1,000	886

Phoenix Civic Improvement Corp. Excise Tax Subordinate Revenue Bonds,
5.00%, 7/1/40	3,165	3,400

Phoenix Civic Improvement Corp. Wastewater System Junior Lien Revenue Refunding Bonds,
5.00%, 7/1/30	2,000	2,107

Phoenix Civic Improvement Corporation Junior Lien Airport Revenue Bonds, Series B (AMT),
3.25%, 7/1/49	2,000	1,352

Salt River Project Agricultural Improvement & Power District Electric System Revenue Refunding Bonds, Series A,
5.00%, 12/1/35	5,000	5,166

		56,692

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 93.6% continued

Arkansas – 0.2%

Little Rock School District G.O. Limited Refunding Bonds, Series A (AGM Insured State Aid Withholding),
2.00%, 2/1/34	$4,000	$2,965

2.25%, 2/1/41	1,485	985

		3,950

California – 8.2%

Anaheim Housing & Public Improvements Authority Revenue Refunding Bonds, Electric Utility Distribution System,
5.00%, 10/1/34	1,250	1,330

5.00%, 10/1/52	5,000	5,141

Burbank Unified School District G.O. Unlimited Convertible CABS, Series A, Prerefunded,
(Step to 5.00% on 8/1/23), 0.00%, 2/1/25(4) (5)	3,500	3,493

California Community Choice Financing Authority Clean Energy Project Revenue Bonds, Green Bond, Series B-1,
4.00%, 8/1/31(1) (2) (3)	15,000	14,338

California Community Choice Financing Authority Revenue Bonds, Clean Energy Project, Green Bonds,
4.00%, 12/1/27(1) (2) (3)	5,000	4,948

California HFA Municipal Certificates Revenue Bonds, Series 2, Class A,
4.00%, 3/20/33	1,913	1,820

California HFA Municipal Certificates Revenue Bonds, Series 2021-1, Class A Certificates,
3.50%, 11/20/35	3,424	2,958

California Housing Finance Agency Municipal Certificates Revenue Bonds, Series 2021-2, Class A Social Certificates (FHLMC Insured),
3.75%, 3/25/35	4,940	4,533

California Housing Finance Agency Municipal Social Certificates Revenue Bonds, Class A,
3.25%, 8/20/36	1,975	1,691

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	201	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 93.6% continued

California – 8.2% continued

California State Department of Water Resources Central Valley Project Revenue Bonds, Series BA, Water System,
5.00%, 12/1/32	$2,000	$2,215

California State G.O. Unlimited Bonds, Series 2007, Unrefunded Balance,

5.75%, 5/1/30	80	80

California State G.O. Unlimited Various Purpose Refunding Bonds,

5.00%, 4/1/33	24,000	25,444

California State Health Facilities Financing Authority Revenue Refunding Bonds, Cedars Sinai Health System,

4.00%, 8/15/48	1,500	1,323

Carlsbad Unified School District G.O. Unlimited Convertible CABS, Series C, Election, (Step to 6.63% on 8/1/26), 0.00%, 8/1/35(5)	11,850	11,918

Glendale Electric Works Revenue Bonds,
5.00%, 2/1/43	5,000	5,042

Los Angeles California Department of Airports Subordinate Revenue Bonds, Series C (AMT),
5.00%, 5/15/32	1,000	1,032

Los Angeles Community College District G.O. Unlimited Refunding Bonds, Series A, Prerefunded,

5.00%, 8/1/24(4)	10,000	10,334

Los Angeles County Development Authority General Revenue Refunding Bonds,

4.00%, 9/1/39	2,360	2,207

Los Angeles Department of Airports Airport Subordinate Revenue Bonds (AMT), Los Angeles International Airport,

5.00%, 5/15/35	600	607

Los Angeles Department of Airports Revenue Bonds (AMT), Los Angeles International,

5.00%, 5/15/26	2,500	2,521

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 93.6% continued

California – 8.2% continued

Los Angeles Department of Airports Subordinate Revenue Bonds, Los Angeles International,

5.00%, 5/15/34	$4,135	$4,163

Los Angeles Department of Airports Subordinate Revenue Bonds, Series C (AMT),

5.00%, 5/15/35	10,000	10,156

Los Angeles Department of Water & Power System Revenue Bonds, Series D,

5.00%, 7/1/39	2,500	2,565

Northern Energy Authority Commodity Supply Revenue Bonds, Series A,

4.00%, 7/1/24(1) (2) (3)	7,500	7,486

Sacramento County Airport System Revenue Refunding Bonds, Series C (AMT),

5.00%, 7/1/35	6,000	6,102

San Diego County Regional Airport Authority Subordinate Revenue Bonds, Series B (AMT),

5.00%, 7/1/51	1,750	1,743

San Francisco California City & County Airport Commission International Revenue Refunding Bonds, Series H (AMT),

5.00%, 5/1/27	5,000	5,178

San Francisco City & County Airports Commission International Airport Revenue Bonds, Series A (AMT),

5.00%, 5/1/35	3,500	3,570

San Francisco City & County Airports Commission International Airport Revenue Bonds, Series E (AMT),

5.00%, 5/1/39	2,355	2,374

San Francisco City & County Airports Commission International Airport Revenue Refunding Bonds, Second Series A (AMT),

5.00%, 5/1/30	5,000	5,258

San Francisco City & County Public Utilities Commission Water Revenue Refunding Bonds,

4.00%, 11/1/33	2,500	2,520

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	202	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 93.6% continued

California – 8.2% continued

San Francisco City & County Unified School District G.O. Unlimited Bonds, Series C, Election of 2016,

5.00%, 6/15/32	$3,000	$3,295

San Francisco City & County Unified School District G.O. Unlimited Refunding Bonds,

5.00%, 6/15/33	5,000	5,470

Santa Clara Valley Water District COPS, Series C,

5.00%, 6/1/24	650	669

		163,524

Colorado – 3.6%

Adams County School District No. 1 Taxable G.O. Unlimited Refunding Bonds, Series B (State Aid Withholding),

5.25%, 12/1/40	4,775	5,014

Adams County School District No. 1 Taxable G.O. Unlimited Refunding Bonds, Series B (State Aid Withholding), Prerefunded,

5.25%, 12/1/26(4)	225	242

Arvada Sales & Use TRB,

5.00%, 12/1/31	3,000	3,279

Colorado Springs Utilities Revenue Bonds, Series A-4,
5.00%, 11/15/43	6,500	6,809

Colorado State COPS, Series A,

4.00%, 12/15/36	5,000	4,718

Colorado State Health Facilities Authority Hospital Revenue Refunding Bonds, Adventist Health System Sunbelt,

4.00%, 11/15/41	1,000	909

Colorado State Health Facilities Authority Hospital Revenue Refunding Bonds, Series A, Commonspirit Health,

5.00%, 8/1/34	1,000	1,004

Colorado State Health Facilities Authority Revenue Refunding Bonds, Intermountain Healthcare,

5.00%, 5/15/32	2,000	2,210

4.00%, 5/15/52	1,235	1,070

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 93.6% continued

Colorado – 3.6% continued

Colorado State School of Mines Institutional Enterprise Revenue Bonds, Series B,

5.00%, 12/1/42	$1,000	$1,036

Denver City & County Airport Revenue Bonds, Series A (AMT),

5.00%, 11/15/32	10,000	10,508

5.50%, 11/15/35	10,000	10,732

5.00%, 11/15/37	2,000	2,044

Denver City & County Airport System Subordinate Revenue Bonds, Series B,

5.25%, 11/15/28	1,500	1,529

5.25%, 11/15/29	1,740	1,771

Denver City & County Airport System Subordinate Revenue Refunding Bonds (AMT), Series A,

5.00%, 12/1/43	3,000	2,995

Denver City & County Airport System Subordinate Revenue Refunding Bonds, Series B,

5.00%, 12/1/43	5,000	5,054

Denver City & County Dedicated TRB, Series A-1,

5.00%, 8/1/48	2,750	2,834

Denver City & County School District No. 1 G.O. Unlimited Refunding Bonds, Series A (NATL Insured State Aid Withholding),

5.50%, 12/1/22	5,000	5,019

Larimer & Weld Counties School District No. RE-5J G.O. Unlimited Refunding Bonds (State Aid Withholding),

4.00%, 12/1/34	1,850	1,842

University of Colorado Enterprise Revenue Bonds, Series A, Prerefunded,

5.00%, 6/1/23(4)	1,000	1,012

		71,631

Connecticut – 1.2%

Connecticut State G.O. Unlimited Bonds, Series 2021 A,

3.00%, 1/15/33	5,005	4,426

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	203	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 93.6% continued

Connecticut – 1.2% continued

Connecticut State Special Tax Obligation Revenue Bonds, Series A, Transportation Infrastructure,
5.00%, 9/1/31	$1,000	$1,029

Connecticut State Special Tax Obligation Revenue Bonds, Series B,
5.00%, 10/1/31	5,000	5,380
5.00%, 10/1/35	5,000	5,288

University of Connecticut Revenue Bonds, Series A,
5.25%, 11/15/47	8,000	8,450

		24,573

District of Columbia – 1.5%

District of Columbia G.O. Unlimited Bonds, Series C,
5.00%, 6/1/34	2,500	2,555

District of Columbia Income Tax Secured Revenue Bonds, Series C,
4.00%, 5/1/45	5,000	4,573

District of Columbia Water & Sewer Authority Public Utility Subordinate Lien Revenue Refunding Bonds, Series C, Prerefunded,
5.00%, 10/1/24(4)	5,000	5,176

Metropolitan Washington Airports Authority System Revenue Bonds, Series A (AMT),
5.00%, 10/1/28	2,510	2,510

Metropolitan Washington Airports Authority System Revenue Refunding Bonds (AMT),
5.00%, 10/1/30	2,630	2,724

Metropolitan Washington Airports Authority System Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/28	3,000	3,027

5.00%, 10/1/30	2,500	2,635

5.00%, 10/1/43	2,000	2,001

Washington Metropolitan Area Transit Authority Gross Revenue Bonds,

5.00%, 7/1/38	3,000	3,113

5.00%, 7/1/43	2,000	2,062

		30,376

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 93.6% continued

Florida – 4.1%

Broward County Airport System Revenue Bonds (AMT),

5.00%, 10/1/37	$1,500	$1,512

Broward County Airport System Revenue Bonds, Series A (AMT),

5.00%, 10/1/30	2,000	2,086

Broward County Airport System Revenue Bonds, Series Q-1, Prerefunded,

5.00%, 10/1/22(4)	1,295	1,295

Central Florida Expressway Authority Senior Lien Revenue Refunding Bonds, Series B,

4.00%, 7/1/35	6,500	6,337

Davie Educational Facilities Revenue Refunding Bonds, Nova Southeastern University Project,

5.00%, 4/1/48	2,000	2,028

Florida Municipal Power Agency Revenue Refunding Bonds, Series A, St. Lucie Project,

5.00%, 10/1/30	1,100	1,165

Florida State Atlantic University Finance Corp. Capital Improvement Revenue Refunding Bonds, Series A,

5.00%, 7/1/27	2,000	2,129

Florida State Board of Education Public Education Capital Outlay G.O. Unlimited Refunding Bonds, Series E,

5.00%, 6/1/26	2,095	2,191

Florida State Municipal Power Agency Revenue Refunding Bonds, Series A,

5.00%, 10/1/31	1,000	1,046

Florida State Turnpike Authority Revenue Bonds, Series C, Department of Transportation,

4.50%, 7/1/43	5,000	4,927

Hillsborough County Aviation Authority Customer Facilities Charge Revenue Bonds, Series A, Tampa International Airport,

5.00%, 10/1/44	2,500	2,507

Hillsborough County Aviation Authority Subordinate Revenue Bonds, Series B, Tampa International Airport, Prerefunded,

5.00%, 10/1/24(4)	4,000	4,137

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	204	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 93.6% continued

Florida – 4.1% continued

Jacksonville Sales Tax Revenue Refunding Bonds,

5.00%, 10/1/30	$5,500	$5,500

Lee County Airport Revenue Bonds, Series B (AMT),

5.00%, 10/1/31	1,840	1,924

4.00%, 10/1/51	2,500	2,088

Miami-Dade County Aviation Revenue Refunding Bonds, Series A (AMT),

5.00%, 10/1/27	1,320	1,341

Miami-Dade County Aviation Revenue Refunding Bonds, Series B,

5.00%, 10/1/37	650	657

Miami-Dade County School Board COPS, Series A, Prerefunded,

5.00%, 5/1/23(4)	5,000	5,051

Miami-Dade County Seaport Revenue Refunding Bonds, Subseries A-1 (AGM Insured) (AMT),

4.00%, 10/1/45	2,325	2,012

Miami-Dade County Seaport Revenue Refunding Bonds, Subseries A-2 (AGM Insured),

3.00%, 10/1/50	11,430	7,616

Miami-Dade County Water & Sewer System Revenue Bonds, Series A,

4.00%, 10/1/37	2,500	2,421

Miami-Dade County Water & Sewer System Revenue Refunding Bonds, Series B (AGM Insured),

5.25%, 10/1/22	2,500	2,500

Orlando Utilities Commission Utility System Revenue Bonds, Series B,

1.25%, 10/1/28(1) (2) (3)	1,000	799

Pasco County School Board COPS, Series A (BAM Insured),

5.00%, 8/1/43	5,000	5,262

Reedy Creek Improvement District G.O. Limited Bonds, Series A, Prerefunded,

5.25%, 6/1/23(4)	10,000	10,134

South Broward Hospital District Revenue Refunding Bonds, Series A,

4.00%, 5/1/44	4,000	3,551

		82,216

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 93.6% continued

Georgia – 3.8%

Atlanta Airport Passenger Facility Charge Subordinate Revenue Bonds,

5.00%, 7/1/37	$5,000	$5,215

Atlanta Airport Revenue Bonds, Series A,

4.00%, 7/1/49	2,500	2,211

Burke County Development Authority PRC Bonds, Go Power Company Plant Vogtle Project-FIF,

2.20%, 10/1/32	650	581

Downtown Savannah Authority Revenue Bonds, Chatham County Judicial Complex,

5.00%, 6/1/32	1,250	1,314

Gainesville & Hall County Hospital Authority Revenue Anticipation Certificates, Northeast Georgia Health System, Inc. Project,

2.50%, 2/15/51	7,500	4,264

3.00%, 2/15/51	5,000	3,173

Georgia State G.O. Unlimited Bonds, Series A,

5.00%, 7/1/31	10,965	11,938

4.00%, 7/1/36	5,000	4,942

Georgia State G.O. Unlimited Refunding Bonds, Series A, Bidding Group 1,

5.00%, 7/1/33	2,855	3,188

Georgia State G.O. Unlimited Refunding Bonds, Series F,

5.00%, 1/1/28	3,745	4,021

Georgia State Ports Authority Revenue Bonds,

2.63%, 7/1/51	900	565

Gwinnett County School District G.O. Unlimited Bonds, Series A,

1.75%, 8/1/25	9,700	9,140

Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series A,

4.00%, 9/1/27(1) (2) (3)	10,000	9,880

Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Subseries C,

4.00%, 12/1/23(1) (2) (3)	9,755	9,774

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	205	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 93.6% continued

Georgia – 3.8% continued

Municipal Electric Authority of Georgia Revenue Bonds, Plant Vogtle Units 3 & 4 Project,

5.50%, 7/1/60	$2,500	$2,531

Paulding County Hospital Authority Revenue Refunding Bonds, Wellstar Health System, Inc.,

5.00%, 4/1/43	1,500	1,492

Walton Industrial Building Authority Revenue Bonds, Walton County Jail Facility Project,

4.00%, 2/1/52	2,500	2,187

		76,416

Hawaii – 1.7%

Hawaii State Airports System Revenue Bonds, Series A (AMT),

5.00%, 7/1/28	1,025	1,068

5.00%, 7/1/30	1,250	1,296

5.00%, 7/1/43	5,000	4,992

Hawaii State G.O. Unlimited Refunding Bonds, Series EP, Prerefunded,

5.00%, 8/1/24(4)	10,000	10,325

Honolulu City & County G.O. Unlimited Bonds, Series A,

5.00%, 10/1/35	4,825	4,993

Honolulu City & County Wastewater System Revenue Refunding Bonds, Senior Series B, First Bond Resolution,

5.00%, 7/1/27	11,755	12,281

		34,955

Idaho – 0.1%

Idaho State Housing & Finance Association Sales TRB, Transportation Expansion & Mitigation,

5.00%, 8/15/42	1,750	1,858

Illinois – 4.1%

Champaign County Community Unit School District No. 4 G.O. Unlimited Bonds, Series A,

5.00%, 1/1/32	2,300	2,457

Chicago Midway Airport Second Lien Revenue Refunding Bonds, Series A (AMT),

5.50%, 1/1/30	2,025	2,030

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 93.6% continued

Illinois – 4.1% continued

Chicago Midway Airport Second Lien Revenue Refunding Bonds, Series B,

5.25%, 1/1/34	$2,500	$2,507

Chicago O’Hare International Airport Revenue Refunding Bonds, Series B,

5.00%, 1/1/29	5,000	5,152

Chicago O’Hare International Airport Senior Lien General Revenue Bonds, Series C (AMT),

5.25%, 1/1/27	500	502

Chicago Transit Authority Sales Tax Receipts Revenue Refunding Bonds, Series A,

5.00%, 12/1/52	3,250	3,179

Cook County Community Consolidated School District No. 34 G.O. Unlimited Bonds, Series A,

2.00%, 12/1/38	5,000	3,311

Cook County Sales Tax Revenue Refunding Bonds,

5.00%, 11/15/33	5,000	5,225

5.25%, 11/15/35	5,000	5,270

Cook Kane Lake & Mchenry Counties Community College District No. 512 G.O. Unlimited Bonds,

4.00%, 12/15/30	5,000	5,104

Dupage County Forest Preserve District G.O. Unlimited Refunding Bonds,

5.00%, 1/1/23	1,000	1,005

Illinois Finance Authority Revenue Refunding Bonds, Series A, University of Chicago,

5.00%, 10/1/31	4,150	4,610

Illinois State Finance Authority Academic Facilities Lease Revenue Bonds, University of Illinois at Urbana-Champaign,

5.00%, 10/1/44	1,030	1,074

Illinois State Finance Authority Revenue Bonds, Township High School District,

4.00%, 12/1/32	1,940	1,914

Illinois State Finance Authority Revenue Refunding Bonds, Edward-Elmhurst Healthcare, Prerefunded,

4.25%, 1/1/28(4)	5,000	5,213

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	206	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 93.6% continued

Illinois – 4.1% continued

Illinois State Finance Authority Revenue Refunding Bonds, Series A, Rush University Medical Center,

5.00%, 11/15/38	$1,955	$1,969

Illinois State Finance Authority Variable Revenue Bonds, Series B, The Carle Foundation,

5.00%, 8/15/31(1) (2) (3)	3,850	4,093

Illinois State G.O. Unlimited Refunding Bonds, Series B,

5.00%, 3/1/25	4,000	4,068

Illinois State Municipal Electric Agency Power Supply Revenue Refunding Bonds, Series A,

4.00%, 2/1/33	7,000	6,949

Illinois State Toll Highway Authority Senior Revenue Bonds, Series B,

5.00%, 1/1/33	1,720	1,796

5.00%, 1/1/41	3,000	3,080

Joliet Waterworks & Sewage Senior Lien Revenue BANS,

5.00%, 1/1/24	2,265	2,301

Lake County Community Consolidated School District No. 41 Lake Villa G.O. Unlimited Bonds (BAM Insured),

4.00%, 11/1/31	1,000	1,018

Lake County Forest Preservation District G.O. Unlimited Refunding Bonds,

2.00%, 12/15/31	1,765	1,454

Regional Transportation Authority Revenue Bonds, Series B (NATL Insured),

5.75%, 6/1/33	2,000	2,226

University of Illinois Revenues Auxiliary Facilities System Revenue Bonds, Series A,

5.00%, 4/1/33	1,885	1,902

Will, Grundy, Etc. Counties Community College District No. 525 G.O. Unlimited Refunding Bonds, Alternative Revenue Source, Prerefunded,

5.25%, 12/1/23(4)	2,500	2,560

		81,969

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 93.6% continued

Indiana – 1.0%

Indiana Finance Authority Wastewater Utility First Lien Revenue Bonds, Series A, CWA Authority,

4.25%, 10/1/44	$9,000	$8,348

Indiana State Finance Authority Hospital Revenue Refunding Bonds, Series A, University Health Obligated Group,

5.00%, 12/1/40	6,500	6,555

Logansport Renovation School Building Corp. First Mortgage Revenue Bonds (State Intercept Program),

5.00%, 7/15/27	1,025	1,090

5.00%, 7/15/30	1,190	1,295

Porter County Jail Building Corp. First Mortgage Revenue Refunding Bonds (AGM Insured),

5.50%, 1/10/24	700	711

Vinton-Tecumseh School Building Corp. Revenue Bonds (State Intercept Program),

5.00%, 1/15/30	1,125	1,232

5.00%, 7/15/30	1,150	1,264

		20,495

Iowa – 0.1%

Pefa Inc., Iowa Gas Project Revenue Bonds,

5.00%, 9/1/26(1) (2) (3)	2,500	2,538

Kansas – 0.9%

Johnson County Unified School District No. 512 Shawnee Mission G.O. Unlimited Refunding Bonds, Series A,

4.00%, 10/1/22	5,000	5,000

Leawood G.O. Unlimited Temporary Notes 1,

3.00%, 9/1/23	7,750	7,714

Manhattan G.O. Unlimited Temporary Notes, Series 2021-01,

0.20%, 6/15/24	4,875	4,500

		17,214

Kentucky – 4.1%

Carroll County Environmental Facilities Revenue Refunding Bonds (AMT), Kentucky Utilities Company,

2.00%, 2/1/32	5,250	4,102

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	207	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 93.6% continued

Kentucky – 4.1% continued

Fayette County School District Finance Corp. Revenue Bonds, Series A (State Intercept Program),

4.00%, 5/1/38	$5,000	$4,710

Jefferson County School District Finance Corp. School Building Revenue Bonds, Series A (State Intercept Program),

4.00%, 6/1/31	3,935	3,990

Kentucky State Economic Development Finance Authority Revenue Refunding Bonds, Series A, Commonspirit Health,

5.00%, 8/1/34	750	753

5.00%, 8/1/35	550	551

5.00%, 8/1/36	750	751

Kentucky State Public Energy Authority Gas Supply Revenue Bonds, Series A-1,

4.00%, 8/1/30	6,175	5,914

Kentucky State Public Energy Authority Gas Supply Revenue Bonds, Series C-1, Gas Supply,

4.00%, 6/1/25(1) (2) (3)	15,000	14,903

Kentucky State Public Energy Authority Gas Supply Variable Revenue Bonds, Series C, Gas Supply,

4.00%, 2/1/28(1) (2) (3)	5,000	4,865

Kentucky State Public Energy Authority Revenue Bonds, Series B, Gas Supply,

4.00%, 1/1/25(1) (2) (3)	26,725	26,628

Louisville & Jefferson County Metro Government Health System Revenue Refunding Bonds, Norton Healthcare Inc.,

4.00%, 10/1/36	1,315	1,218

Louisville & Jefferson County Metro Government PRC Refunding Bonds (AMT), Gas & Electric,
1.35%, 11/1/27	2,500	2,093

Louisville & Jefferson County Metro Government PRC Refunding Bonds, Gas & Electric,

2.00%, 10/1/33	14,500	10,715

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 93.6% continued

Kentucky – 4.1% continued

Louisville & Jefferson County Metropolitan Sewer District & Drain System Revenue Refunding Bonds, Series B,
5.00%, 5/15/24	$500	$515

Trimble County Pollution Control Variable Revenue Bonds (AMT), Louisville Gas and Electric Co.,

1.30%, 9/1/27(1) (2) (3)	1,000	809

		82,517

Louisiana – 2.0%

East Baton Rouge Parish Sewerage Commission Variable Revenue Refunding Bonds, Series A,

1.30%, 2/1/28(1) (2) (3)	2,500	2,078

Lake Charles Harbor & Terminal District Variable Revenue Bonds (AMT), Big Lake Fuels,

1.00%, 12/1/24(1) (2) (3)	7,000	6,537

Louisiana Local Government Environmental Facilities and Community Development Authority Revenue Refunding Bonds, Entergy Louisiana LLC Project,

2.50%, 4/1/36	7,500	5,593

Louisiana Public Facilities Authority Revenue Refunding Bonds, Ochsner Clinic Foundation Project,

5.00%, 5/15/28	400	419

5.00%, 5/15/30	700	733

Louisiana Public Facilities Authority Revenue Refunding Bonds, Ochsner Clinic, Unrefunded Balance,

5.00%, 5/15/47	2,925	2,869

Louisiana State G.O. Unlimited Bonds,

4.00%, 5/1/32	2,500	2,543

Louisiana State G.O. Unlimited Bonds, Series A, Prerefunded,

4.00%, 5/15/23(4)	6,500	6,536

Louisiana State Gas & Fuels Tax Second Lien Revenue Refunding Bonds, Series C,

5.00%, 5/1/45	4,000	4,163

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	208	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 93.6% continued

Louisiana – 2.0% continued

Louisiana State Highway Improvement Revenue Bonds, Series A, Prerefunded,

5.00%, 6/15/24(4)	$5,390	$5,554

Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Refunding Bonds, Series A, Woman’s Hospital Foundation Project,

5.00%, 10/1/30	1,505	1,561

Saint John The Baptist Parish Revenue Refunding Bonds, Marathon Oil Corp. Project,

2.20%, 7/1/26(1) (2) (3)	1,000	927

		39,513

Maine – 0.2%

Maine State Housing Authority Energy Housing & Economic Revenue Fund Revenue Refunding Bonds, Series 1,

5.00%, 6/15/35	3,730	4,008

Maryland – 3.2%

Anne Arundel County Consolidated General Improvements G.O. Limited Bonds,

5.00%, 10/1/31	1,455	1,607

Howard County G.O. Unlimited Refunding Bonds, Series D,

5.00%, 2/15/30	2,500	2,719

5.00%, 2/15/31	10,000	10,847

Maryland State & Local Facilities Loan G.O. Unlimited Bonds, Series 2,

5.00%, 8/1/30	10,000	10,933

Maryland State Department of Transportation Consolidated Revenue Bonds, Series A,

3.00%, 10/1/31	10,000	9,362

3.00%, 10/1/32	5,000	4,524

Maryland State Department of Transportation Consolidated Transportation Revenue Bonds,

2.50%, 10/1/33	5,000	4,072

Maryland State Department of Transportation Consolidated Transportation Revenue Bonds, Second Issue,

5.00%, 10/1/27	10,000	10,664

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 93.6% continued

Maryland – 3.2% continued

Saint Mary’s County G.O. Unlimited Bonds,

5.00%, 8/1/24	$500	$517

Washington Suburban Sanitary District Consolidated Public Improvement G.O. Unlimited Revenue Bonds, Second Series (County Gtd.),

5.00%, 6/1/37	5,000	5,225

Washington Suburban Sanitary District Revenue Bonds (County Gtd.),

4.00%, 12/1/32	4,205	4,315

		64,785

Massachusetts – 1.8%

Boston Water & Sewer Commission Senior Lien General Revenue Refunding Bonds, Series A, Prerefunded,

3.50%, 11/1/22(4)	4,030	4,031

Lincoln School G.O. Unlimited Bonds,

3.50%, 3/1/44	2,000	1,670

Massachusetts State Bay Transportation Authority Sales Tax Revenue Refunding CABS, Series A,

0.00%, 7/1/29(6)	3,000	2,313

Massachusetts State Development Finance Agency Revenue Refunding Bonds, Northeastern University, Series A,

5.00%, 10/1/32	1,715	1,859

Massachusetts State Development Finance Agency Revenue Refunding Bonds, Partners Healthcare System,

5.00%, 7/1/29	1,625	1,738

Massachusetts State Development Finance Agency Revenue Refunding Bonds, Series A-2,

5.00%, 7/1/39	1,500	1,561

Massachusetts State Development Finance Agency Revenue Refunding Bonds, Suffolk University,

5.00%, 7/1/29	500	522

Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Mass Institute Technology,

5.50%, 7/1/32	785	918

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	209	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 93.6% continued

Massachusetts – 1.8% continued

Massachusetts State Port Authority Revenue Bonds, Series C (AMT), 5.00%, 7/1/30	$3,000	$3,171

Massachusetts State School Building Authority Senior Lien Sales TRB, Series B, 5.00%, 11/15/39	5,000	5,185

Massachusetts State Water Resources Authority General Revenue Bonds, Series B, 5.00%, 8/1/43	5,000	5,228

University of Massachusetts Building Authority Project Revenue Bonds, Senior-Series 1, Prerefunded, 4.00%, 11/1/22(4)	7,500	7,506

		35,702

Michigan – 1.9%

Battle Creek School District G.O. Unlimited Refunding Bonds (Q-SBLF Insured), 5.00%, 5/1/27	1,540	1,629

Chippewa Valley Schools G.O. Unlimited Refunding Bonds, Series A (Q-SBLF Insured), 5.00%, 5/1/27	400	418

Grosse Pointe Public School System G.O. Unlimited Bonds, 3.00%, 5/1/34	1,815	1,533

Holt Public Schools G.O. Unlimited Bonds, Series I (Q-SBLF Insured), 3.00%, 5/1/34	1,175	1,004

Michigan State Building Authority Facilities Program Revenue Refunding Bonds, Series I-A, 5.00%, 10/15/29	5,000	5,089

Michigan State Finance Authority Clean Water State Revolving Fund Subordinate Revenue Refunding Bonds, Prerefunded, 5.00%, 10/1/22(4)	3,970	3,970

Michigan State Finance Authority Hospital Revenue Refunding Bonds, Trinity Health Credit Group, Prerefunded, 5.00%, 12/1/22(4)	1,000	1,003

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 93.6% continued

Michigan – 1.9% continued

Michigan State Finance Authority Limited Obligation Revenue Refunding Bonds, Lawrence Technology University, 4.00%, 2/1/42	$745	$590

Michigan State Finance Authority Variable Revenue Refunding Bonds, Mclaren Healthcare, 1.20%, 4/13/28(1) (2) (3)	1,250	1,068

Michigan State G.O. Unlimited Refunding Bonds, Series A, Environmental Program, 1.00%, 12/1/25	1,000	929

Michigan State HDA SFM Revenue Bonds, Series A, Social Bonds, 4.00%, 12/1/37	2,505	2,248

Michigan State Trunk Line Fund Revenue Bonds, 4.00%, 11/15/41	2,965	2,785

Walled Lake Consolidated School District G.O. Unlimited Bonds (Q-SBLF Insured), 5.00%, 5/1/50	1,635	1,709

Wayne County Airport Authority Revenue Bonds, Series D, 5.00%, 12/1/34	3,400	3,485

Wayne County Airport Authority Revenue Bonds, Series D (AGM Insured), 5.00%, 12/1/32	9,690	9,996

		37,456

Minnesota – 0.5%

Minnesota Municipal Gas Agency Commodity Supply Revenue Bonds, Series A, 4.00%, 12/1/27(1) (2) (3)	10,000	9,952

Minnesota State Municipal Power Agency Electric Revenue Refunding Bonds, Series A, 5.00%, 10/1/29	1,000	1,035

		10,987

Mississippi – 0.2%

Mississippi State Business Finance Corp. Revenue Bonds, System Energy Resources, Inc. Project, 2.38%, 6/1/44	1,000	605

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	210	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 93.6% continued

Mississippi – 0.2% continued

Mississippi State G.O. Unlimited Bonds, Series A, Prerefunded, 5.00%, 11/1/26(4)	$3,500	$3,739

		4,344

Missouri – 1.4%

Curators of the University of Missouri System Facilities Revenue Bonds, Series B, 5.00%, 11/1/30	10,015	11,120

Kansas City Missouri Sanitary Sewer System Revenue Refunding Bonds, Series B, 5.00%, 1/1/31	1,700	1,888

Metropolitan Saint Louis Sewer District Wastewater System Revenue Refunding & Improvement Bonds, Series A, 5.00%, 5/1/30	5,000	5,352

Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Revenue Refunding Bonds, Series B, 5.00%, 1/1/26	1,480	1,550

Missouri State Environmental Improvement & Energy Resources Authority Water Pollution State Revolving Funds Revenue Refunding Bonds, Escrowed to Maturity, 5.00%, 7/1/23	125	127

Missouri State Health & Educational Facilities Authority Health Facilities Revenue Refunding Bonds, Series A, Mercy Health, 5.00%, 6/1/30	2,500	2,666

Platte County School District No. 3 G.O. Unlimited Bonds, 5.25%, 3/1/34	2,710	3,017

Wentzville School District No. R-4 G.O. Unlimited Refunding CABS, Missouri Direct Deposit Program (State Aid Direct Deposit Program), 0.00%, 3/1/27(6)	2,100	1,765

		27,485

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 93.6% continued

Nebraska – 0.7%

Lancaster County School District No. 1 G.O. Unlimited Refunding Bonds, 5.00%, 1/15/27	$3,760	$3,937

Omaha Public Power District Electric Revenue Bonds, Series A, 5.00%, 2/1/30	4,740	5,176

Omaha Public Power District Electric Revenue Refunding Bonds, Series A, 4.00%, 2/1/42	5,000	4,734

		13,847

Nevada – 1.0%

Clark County Airport System Subordinate Lien Revenue Refunding Bonds Series A-2, 4.25%, 7/1/34	2,500	2,472

Clark County School District G.O. Limited Bonds, Series B (AGM Insured), 5.00%, 6/15/31	1,000	1,083

Clark County School District G.O. Limited Bonds, Various Purpose-Medium Term Project, 3.00%, 6/15/26	1,265	1,241

Las Vegas Valley Water District G.O. Limited Refunding Bonds, Series C, 4.00%, 6/1/34	10,850	10,782

Washoe County School District G.O. Limited Bonds, Series C, School Improvement Bonds (AGM Insured), 3.25%, 10/1/42	6,500	5,060

		20,638

New Hampshire – 0.1%

Nashua G.O. Unlimited Refunding Bonds, 4.00%, 9/1/32	1,895	1,961

New Jersey – 1.2%

Jersey City G.O. Unlimited BANS, Series F, 2.00%, 12/1/22	10,000	9,984

Monmouth County General Improvement G.O. Unlimited Bonds, Series A, 5.00%, 1/15/25	7,275	7,572

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	211	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 93.6% continued

New Jersey – 1.2% continued

New Jersey State EDA Revenue School Facilities Construction Revenue Bonds,

5.00%, 6/15/28	$1,440	$1,501

5.00%, 6/15/34	500	507

New Jersey State Transportation Trust Fund Authority Revenue Bonds, Transportation Program,

5.00%, 6/15/34	1,000	1,012

5.25%, 6/15/43	2,500	2,527

		23,103

New Mexico – 0.2%

Albuquerque Bernalillo County Water Utility Authority Joint Water & Sewer Senior Lien Revenue Bonds, 4.00%, 7/1/31	1,300	1,340

Central New Mexico Community College G.O. Limited Bonds, Series A, 4.00%, 8/15/28	2,100	2,164

		3,504

New York – 16.9%

Colonie G.O. Unlimited BANS, 2.00%, 3/10/23	5,000	4,977

New York City Housing Development Corp. MFH Adjustable Revenue Bonds, Sustainable Development, 1.13%, 11/1/24(1) (2) (3)	1,000	943

New York City Housing Development Corp. MFH Revenue Bonds, Series B1B, 3.88%, 11/1/28	4,060	4,016

New York City Housing Development Corp. MFH Revenue Refunding Bonds, Sustainable Neighborhood Bonds (FNMA Insured), 2.95%, 2/1/26(1) (2) (3)	4,000	3,884

New York City Housing Development Corp. MFH Sustainable Development Revenue Bonds, 2.75%, 11/1/33	2,870	2,405

New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Second General Resolution, Fiscal 2014, 5.00%, 6/15/46	5,000	5,024

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 93.6% continued

New York – 16.9% continued

New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Second General Resolution, Series BB, 5.00%, 6/15/49	$3,865	$3,985

New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Series CC-1, 5.00%, 6/15/52	7,480	7,757

New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series DD-2 Block 5, 5.00%, 6/15/40	5,000	5,192

New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series EE,

5.00%, 6/15/29	3,500	3,683

5.25%, 6/15/36	2,500	2,646

New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series GG,

5.00%, 6/15/31	4,765	4,965

5.00%, 6/15/39	8,000	8,223

New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Sub-Series EE, 4.00%, 6/15/45	10,000	9,079

New York City Municipal Water Finance Authority Water & Sewer System Second General Resolution Revenue Bonds, Series GG, 5.00%, 6/15/50	5,000	5,162

New York City Transitional Finance Authority Building Aid Revenue Bonds, Series S-3 (State Aid Withholding), 5.00%, 7/15/43	3,000	3,106

New York City Transitional Finance Authority Building Aid Revenue Refunding Bonds, Series S-3 Subseries S-3A (State Aid Withholding),

5.00%, 7/15/36	5,000	5,255

5.00%, 7/15/37	10,000	10,479

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	212	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 93.6% continued

New York – 16.9% continued

New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Fiscal 2015, 5.00%, 8/1/32	$2,500	$2,561

New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds,

5.00%, 8/1/40	2,000	2,063

5.00%, 8/1/42	1,500	1,543

New York City Transitional Finance Authority Future Tax Subordinate Revenue Bonds, Series C Subseries C-1, 4.00%, 5/1/46	2,500	2,251

New York City Transitional Finance Authority Subordinate Revenue Bonds, Series A-1, 5.00%, 8/1/44	2,500	2,584

New York City Transitional Finance Authority Subordinate Revenue Bonds, Series B-1,

4.00%, 8/1/45	5,000	4,518

2.50%, 8/1/48	2,500	1,483

New York City Transitional Finance Authority Subordinate Revenue Bonds, Series C-3, 5.00%, 5/1/41	5,000	5,146

New York City Transitional Finance Authority Subordinate Revenue Bonds, Series E-1,

4.00%, 2/1/46	2,500	2,252

4.00%, 2/1/49	12,500	11,119

New York City Transitional Finance Authority Subordinate Taxable Revenue Bonds, Series B-2, 1.55%, 8/1/28	5,000	4,146

New York G.O. Unlimited Bonds, Series A-1,

5.00%, 8/1/47	5,000	5,185

4.00%, 8/1/50	7,500	6,551

New York G.O. Unlimited Bonds, Series D, Subseries D1, 5.00%, 12/1/39	10,000	10,339

New York G.O. Unlimited Bonds, Series E, Unrefunded Balance, 5.00%, 11/1/25	5	5

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 93.6% continued

New York – 16.9% continued

New York G.O. Unlimited Bonds, Series E-1,

5.25%, 3/1/34	$2,750	$2,929

5.00%, 3/1/37	3,700	3,831

New York G.O. Unlimited Bonds, Series H, 5.00%, 8/1/30	5,000	5,071

New York G.O. Unlimited Bonds, Subseries F-1, 5.00%, 4/1/36	1,150	1,196

New York G.O. Unlimited Refunding Bonds, Series E, 5.00%, 8/1/28	1,045	1,098

New York State Dormitory Authority Non State Supported Debt Revenue Bonds, School Districts Financing Program, Unrefunded Balance (AGC State Aid Withholding), 5.25%, 10/1/23	170	170

New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series A, 5.00%, 7/1/36	2,500	2,662

New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series C,

5.00%, 10/1/31	665	713

5.00%, 10/8/32	575	614

New York State Dormitory Authority Non State Supported Debt Revenue Refunding Bonds, School Districts Financing Program (AGM Insured State Aid Withholding), 5.00%, 10/1/22	1,585	1,585

New York State Dormitory Authority Personal Income Tax Revenue Refunding Bonds, Series A,

4.00%, 3/15/49	5,000	4,399

3.50%, 3/15/52	2,500	1,888

New York State Dormitory Authority Personal Income Tax Revenue Refunding Bonds, Series B, Education (AMBAC Insured), 5.50%, 3/15/30	7,040	7,941

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	213	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 93.6% continued

New York – 16.9% continued

New York State Dormitory Authority Sales Tax Revenue Refunding Bonds, Series E, Group 3, 5.00%, 3/15/42	$5,000	$5,171

New York State Dormitory Authority Sales TRB, Series A, Group C, 5.00%, 3/15/44	3,755	3,812

New York State Dormitory Authority Sales TRB, Series A, Prerefunded, 5.00%, 3/15/23(4)	10,000	10,087

New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds, Series A, 5.25%, 3/15/39	2,000	2,113

New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds, Series A, Group 5, 4.00%, 3/15/47	5,000	4,436

New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds, Series E, 3.25%, 3/15/36	3,000	2,556

New York State Dormitory Authority State Personal Income TRB, Series A, Unrefunded Balance, 5.00%, 2/15/43	2,000	2,042

New York State Dormitory Authority State Supported Debt Department of Health Revenue Refunding Bonds, Series A, 5.00%, 7/1/23	645	654

New York State HFA Revenue Bonds, Series F, 1.10%, 11/1/26	1,500	1,343

New York State Housing Finance Agency Affordable Housing Sustainability Revenue Bonds, Series K-2 (SonyMA Insured), 1.00%, 11/1/26(1) (2) (3)	5,250	4,644

New York State Housing Finance Agency Affordable Housing Sustainability Revenue Bonds, Series M-2 (SonyMa/FHA Insured), 0.75%, 11/1/25	3,000	2,734

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 93.6% continued

New York – 16.9% continued

New York State Housing Finance Agency Affordable Housing Variable Climate Bond Certified Revenue Bonds (SonyMA Insured), 0.65%, 11/1/25(1) (2) (3)	$2,500	$2,231

New York State Housing Finance Agency Affordable Housing Variable Sustainability Revenue Bonds, Series J (SonyMA Insured), 1.10%, 5/1/27(1) (2) (3)	8,000	6,959

New York State Mortgage Agency Homeowner Mortgage Revenue Refunding Bonds, Series 220, 2.60%, 10/1/39	3,300	2,421

New York State Mortgage Agency Homeowner Revenue Bonds, Series 242, Social Bonds (SonyMA Insured), 3.25%, 10/1/47	5,000	3,732

New York State Mortgage Agency Homeowner Revenue Bonds, Series 244, Social Bonds (SonyMA Insured), 2.75%, 4/1/35	3,150	2,575

New York State Mortgage Agency Homeowner Revenue Refunding Bonds, Series 233, Social Bonds, 2.05%, 4/1/33	3,000	2,359

New York State Power Authority Revenue Refunding Bonds, Series A,Green Bonds, 4.00%, 11/15/50	2,500	2,198

New York State Thruway Authority Personal Income Tax Revenue Refunding Bonds, Series A, Bidding Group 5, 4.00%, 3/15/51	5,000	4,366

New York State Thruway Authority Personal Income Tax Revenue Refunding Bonds, Series A-1, Group 3,

4.00%, 3/15/46	3,150	2,816

3.00%, 3/15/48	5,000	3,533

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	214	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 93.6% continued

New York – 16.9% continued

New York State Transportation Development Corp. Special Facilities Revenue Bonds (AMT), Terminal 4 John F. Kennedy International Airport Project, 4.00%, 12/1/42	$500	$405

5.00%, 12/1/42	255	243

New York State Transportation Development Corp. Special Facilities Revenue Refunding Bonds (AMT), Terminal 4 John F. Kennedy International Airport, 5.00%, 12/1/30	350	357

New York State Transportation Development Corp. Special Facilities Revenue Refunding Bonds, Terminal 4 John F. Kennedy International Airport, 5.00%, 12/1/31	550	566

New York State Urban Development Corp. General Purpose Personal Income TRB, 5.00%, 3/15/37	5,000	5,184

5.00%, 3/15/40	2,500	2,574

New York State Urban Development Corp. Personal Income TRB, Series A-1, 5.00%, 3/15/43	1,500	1,509

New York State Urban Development Corp. Personal Income TRB, Series E, Prerefunded, 5.00%, 3/15/23(4)	1,550	1,563

New York State Urban Development Corp. Revenue Refunding Bonds, State Personal Income Tax, 3.00%, 3/15/48	5,000	3,539

New York State Urban Development Corp. Taxable General Personal Income TRB, 3.90%, 3/15/33	5,000	4,526

New York Taxable G.O. Unlimited Refunding Bonds, Fiscal 202, Unrefunded Balance, 1.40%, 8/1/27	4,955	4,220

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 93.6% continued

New York – 16.9% continued

Port Authority of New York & New Jersey Consolidated Revenue Bonds, Series 185 (AMT), 5.00%, 9/1/26	$1,130	$1,150

Port Authority of New York & New Jersey Revenue Refunding Bonds, Series 207 (AMT), 5.00%, 9/15/28	2,000	2,093

5.00%, 9/15/29	5,000	5,224

Port Authority of New York & New Jersey Revenue Refunding Bonds, Series 227 (AMT), 2.00%, 10/1/34	1,500	1,075

Port Authority of New York & New Jersey Revenue Refunding Bonds, Series 277 (AMT), 2.00%, 10/1/32	12,550	9,675

Sales Tax Asset Receivable Corp. Revenue Refunding Bonds, Series A, Fiscal 2015, Escrowed to Maturity, 5.00%, 10/15/22	1,000	1,001

Sales Tax Asset Receivable Corp. Revenue Refunding Bonds, Series A, Fiscal 2015, Prerefunded, 4.00%, 10/15/24(4)	1,000	1,015

5.00%, 10/15/24(4)	5,000	5,175

Triborough Bridge & Tunnel Authority General Variable Revenue Refunding Bonds, Subseries B-4A-R, (Floating, U.S. SOFR + 0.38%), 2.36%, 2/1/24(1) (3)	1,485	1,473

Triborough Bridge & Tunnel Authority Payroll Mobility Tax Revenue Refunding Bonds, MTA Bridges & Tunnels, 5.00%, 5/15/47	5,000	5,143

5.00%, 5/15/52	2,500	2,601

Triborough Bridge & Tunnel Authority Payroll Mobility Tax Revenue Refunding Bonds, Series A-1, 5.00%, 5/15/51	5,655	5,788

Triborough Bridge & Tunnel Authority Payroll Mobility Tax Senior Lien Revenue Bonds, Series C-3, 2.50%, 5/15/51	6,250	3,715

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	215	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 93.6% continued

New York – 16.9% continued

Triborough Bridge and Tunnel Authority Payroll Mobility Tax Senior Lien Revenue Bonds, MTA Bridges and Tunnels,
5.00%, 5/15/32	$5,000	$5,554

Troy Capital Resource Corp. Revenue Refunding Bonds, Rensselaer Polytechnic Institute Project, Forward Delivery,
5.00%, 9/1/39	1,500	1,541

Utility Debt Securitization Authority Restructuring Revenue Refunding Bonds,
5.00%, 12/15/37	2,500	2,572

Utility Debt Securitization Authority Revenue Bonds, Restructuring Bonds, Series TE,
5.00%, 12/15/41	1,000	1,017

		339,904

North Carolina – 1.2%

Charlotte G.O. Unlimited Refunding Bonds, Series B,
5.00%, 7/1/27	3,500	3,549

Charlotte Water & Sewer System Revenue Refunding Bonds,
5.00%, 7/1/31	5,000	5,433

4.00%, 7/1/36	6,790	6,732

Charlotte-Mecklenburg Hospital Authority Health Care System Revenue Refunding Bonds, Series A, Atrium Health,
5.00%, 1/15/35	5,000	5,192

Charlotte-Mecklenburg Hospital Authority Health Care System Variable Revenue Bonds, Series B, Atrium Health,
1.95%, 11/1/29(1) (2) (3)	4,500	3,946

		24,852

Ohio – 0.6%

Akron Income Tax Revenue Refunding Bonds,
4.00%, 12/1/32	1,285	1,303

Northeast Ohio Medical University General Receipts Revenue Refunding Bonds, Series A,
5.00%, 12/1/29	100	104

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 93.6% continued

Ohio – 0.6% continued
4.00%, 12/1/35	$300	$276

Ohio State Higher Educational Facility Revenue Bonds, Denison University Project,
5.00%, 11/1/39	1,365	1,433

Ohio State Turnpike Commission Revenue Refunding Bonds, Series A,
5.00%, 2/15/28	2,000	2,135

Ohio State University Revenue Bonds, Series A,
5.00%, 12/1/39	5,000	5,104

Ohio State Water Development Authority Water PRC Bonds, Series A, Loan Fund,
5.00%, 12/1/38	1,630	1,742

		12,097

Oregon – 0.6%

Clackamas Community College District G.O. Unlimited Bonds, Series B,
5.00%, 6/15/36	1,600	1,673

Marion and Polk Counties School District No. 24J Salem-Keizer G.O. Unlimited Convertible CABS, Series B (School Board Guaranty Program),
5.00%, 6/15/34	3,000	3,255

Medford Hospital Facilities Authority Revenue Refunding Bonds, Series A, Asante Project (AGM Insured),
2.50%, 8/15/35	2,500	1,894

Metropolitan Dedicated TRB, Oregon Convention Center Hotel,
5.00%, 6/15/42	2,065	2,143

Salem Hospital Facility Authority Revenue Refunding Bonds, Capital Manor Project,
4.00%, 5/15/30	190	175

4.00%, 5/15/31	200	182

4.00%, 5/15/32	160	143

Tri-County Metropolitan Transportation District Sustainability Revenue Bonds, Series A,
5.00%, 9/1/30	1,000	1,111

5.00%, 9/1/31	1,800	2,012

		12,588

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	216	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 93.6% continued

Pennsylvania – 2.7%

Commonwealth Financing Authority Taxable Revenue Bonds, Series A,
3.81%, 6/1/41	$2,000	$1,606

Commonwealth Financing Authority Tobacco Master Settlement Payment Revenue Bonds,
5.00%, 6/1/25	1,000	1,029

5.00%, 6/1/26	1,500	1,556

5.00%, 6/1/31	2,000	2,091

Lehigh County IDA Revenue Refunding Bonds, Series A, PPL Electric Utilities Corporation Project,
3.00%, 9/1/29	7,000	6,530

Montgomery County Higher Education & Health Authority Revenue Refunding Bonds, Thomas Jefferson University,
5.00%, 5/1/52	5,000	4,929

Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, University of Pennsylvania Health System,
5.00%, 8/15/29	4,500	4,899

5.00%, 8/15/37	5,000	5,169

Pennsylvania State Housing Finance Agency SFM Revenue Bonds, Series 137, Social Bonds,
2.20%, 10/1/33	2,420	1,918

Pennsylvania State Housing Finance Agency SFM Revenue Refunding Bonds, Series 136, Social Bonds,
5.00%, 4/1/31	1,845	1,980

Pennsylvania State Turnpike Commission Revenue Bonds, Series A,
5.00%, 12/1/38	5,000	5,116

Pennsylvania State Turnpike Commission Revenue Bonds, Series A-2,
5.00%, 12/1/37	11,635	12,096

Pennsylvania State Turnpike Commission Revenue Refunding Bonds, Series C,
5.00%, 12/1/46	1,200	1,229

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 93.6% continued

Pennsylvania – 2.7% continued

Pittsburgh Water & Sewer Authority Revenue Refunding Bonds, Series C (AGM Insured),
(Floating, SIFMA Municipal Swap Index Yield + 0.65%), 3.11%, 12/1/23(1) (3)	$3,500	$3,501

		53,649

Rhode Island – 0.2%

Rhode Island Housing & Mortgage Finance Corp. Revenue Bonds, Series 77-A, Social Bonds,
3.80%, 4/1/33	1,535	1,437

Rhode Island Housing & Mortgage Finance Corp. Variable Revenue Bonds, Sustainability Bonds (HUD Sector 8 Program),
0.45%, 10/1/23(1) (2) (3)	750	722

Rhode Island State & Providence Plantations G.O. Unlimited Bonds, Series B, Consolidated Capital Development Loan,
5.00%, 10/15/27	2,630	2,632

		4,791

South Carolina – 0.9%

Beaufort-Jasper Water & Sewer Authority South Carolina Waterworks & Sewer System Revenue Bonds, Series A,
5.00%, 3/1/30	1,000	1,097

Patriots Energy Group Financing Agency South Carolina Gas Supply Revenue Bonds, Series A,
4.00%, 2/1/24(1) (2) (3)	10,000	10,021

Piedmont Municipal Power Agency Electric Revenue Bonds, Series 2004 (BHAC-CR MBIA Insured),
5.38%, 1/1/25	4,755	4,956

SCAGO Educational Facilities Corp. Cherokee School District No. 1 Revenue Refunding Bonds,
5.00%, 12/1/25	500	518

South Carolina State G.O. Unlimited Bonds, Series A, Clemson University,
5.00%, 4/1/39	1,545	1,697

		18,289

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	217	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 93.6% continued

Tennessee – 1.4%

Knox County G.O. Unlimited Bonds,
4.00%, 6/1/28	$1,000	$1,021

Memphis Sanitary Sewerage System Revenue Refunding Bonds, Series B,
5.00%, 10/1/31	1,000	1,107

Metropolitan Government Nashville & Davidson County G.O. Unlimited & Improvement Bonds,
5.00%, 7/1/29	5,000	5,446

Metropolitan Government Nashville & Davidson County Health & Educational Facility Board Revenue Refunding Bonds, Belmont University,
4.00%, 5/1/46	3,125	2,570

Metropolitan Government Nashville & Davidson County Health & Educational Facility Board Revenue Refunding Bonds, Lipscomb University Project,
5.00%, 10/1/38	1,000	981

Tennergy Corp. Gas Revenue Bonds, Series A,
5.00%, 10/1/24(1) (2) (3)	10,000	10,211

4.00%, 9/1/28(1) (2) (3)	5,000	4,845

Tennessee State Energy Acquisition Corp. Gas Revenue Bonds,
4.00%, 11/1/25(1) (2) (3)	2,500	2,475

		28,656

Texas – 6.2%

Central Regional Mobility Authority Senior Lien Revenue Bonds,
5.00%, 1/1/43	1,930	1,942

Clifton Higher Education Finance Corporation Revenue Bonds, Series A, Idea Public Schools,
4.00%, 8/15/37	780	709

Clifton Higher Education Finance Corporation Revenue Bonds, Series T, Idea Public Schools (PSF, Gtd.),
4.00%, 8/15/37	1,000	951

Dallas & Fort Worth International Airport Revenue Refunding Bonds, Series B,
5.00%, 11/1/37	2,000	2,110

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 93.6% continued

Texas – 6.2% continued

Dallas Area Rapid Transit Sales Tax Senior Lien Revenue Refunding Bonds, Series B,
5.00%, 12/1/47	$10,100	$10,506

Forney Independent School District G.O. Unlimited Bonds (PSF, Gtd.),
3.00%, 2/15/45	5,000	3,574

Forney Independent School District G.O. Unlimited Refunding CABS, Series C,
0.00%, 8/15/39(6)	1,000	426

Fort Bend Independent School District Variable G.O. Unlimited Bonds, Series B (PSF, Gtd.),
0.88%, 8/1/25(1) (2) (3)	1,175	1,053

Frisco Improvement G.O. Limited Refunding Bonds,
5.00%, 2/15/28	5,755	6,049

Harlandale Independent School District G.O. Unlimited Refunding Bonds (PSF, Gtd.),
0.75%, 8/15/25(1) (2) (3)	5,000	4,632

Harris County Cultural Education Facilities Finance Corp. Variable Revenue Bonds, Series A, Texas Medical Center,
0.90%, 5/15/25(1) (2) (3)	2,500	2,266

Harris County Cultural Educational Facilities Finance Corp. Revenue Bonds, Series A, Memorial Hermann Health System, Prerefunded,
5.00%, 12/1/24(4)	3,500	3,630

Hidalgo County Regional Mobility Authority Toll & Vehicle Registration Senior Lien Revenue Bonds, Series A,
5.00%, 12/1/32	445	453

5.00%, 12/1/33	500	506

5.00%, 12/1/34	1,000	1,007

4.00%, 12/1/41	1,000	852

Little Elm Independent School District Variable G.O. Unlimited Bonds, School Building (PSF, Gtd.), 0.68%, 8/15/25(1) (2) (3)	1,480	1,314

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	218	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 93.6% continued

Texas – 6.2% continued

Lower Colorado River Authority Junior Lien Revenue Bonds, Seventh Supplemental Series, Escrowed to Maturity (AGM Insured),
4.75%, 1/1/28	$2,955	$3,068

North Texas Tollway Authority Revenue Refunding Bonds, Series A, First Tier,
5.00%, 1/1/38	3,000	3,111

5.00%, 1/1/39	5,000	5,154

Northside Independent School District Variable G.O. Unlimited Bonds, Series B (PSF, Gtd.),
2.00%, 6/1/27(1) (2) (3)	5,000	4,651

Northside Texas Independent School District G.O. Unlimited Refunding Bonds, Series B (PSF, Gtd.),
5.00%, 2/15/30	1,640	1,773

Pasadena Independent School District Variable G.O. Unlimited Bonds, Series B, School Building (PSF, Gtd.),
1.50%, 8/15/24(1) (2) (3)	1,500	1,451

Round Rock Independent School District G.O. Unlimited Refunding Bonds, Series A (PSF, Gtd.),
5.00%, 8/1/29	5,000	5,508

San Antonio Electric & Gas Junior Lien Variable Revenue Bonds,
1.75%, 12/1/25(1) (2) (3)	1,000	941

Tarrant County Cultural Education Facilities Finance Corp. Hospital Revenue Bonds, Methodist Hospitals of Dallas,
5.00%, 10/1/30	1,000	1,097

5.00%, 10/1/31	1,000	1,090

Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds, Series A, Christus Health,
5.00%, 7/1/32(1) (2) (3)	5,000	5,326

Texas State A&M University Financing System Revenue Bonds, Series D, Prerefunded,
5.00%, 5/15/23(4)	5,000	5,059

Texas State A&M University Revenue Refunding Bonds, Series C,
4.00%, 5/15/31	1,655	1,674

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 93.6% continued

Texas – 6.2% continued

Texas State G.O. Unlimited Refunding Bonds, Series A, Transportation Commission,
5.00%, 10/1/23	$70	$71

Texas State G.O. Unlimited Refunding Bonds, Series B,
2.00%, 8/1/35	1,000	727

Texas State Municipal Gas Acquisition & Supply Corp. III Gas Supply Revenue Refunding Bonds,
5.00%, 12/15/30	2,750	2,829

5.00%, 12/15/31	2,200	2,257

Texas State Transportation Commission Mobility Fund G.O. Unlimited Refunding Bonds, Prerefunded,
4.00%, 4/1/24(4)	5,000	5,056

5.00%, 4/1/24(4)	1,500	1,539

Texas State Transportation Commission Mobility Variable G.O. Unlimited Bonds,
0.65%, 4/1/26(1) (2) (3)	5,000	4,483

Texas Water Development Board State Water Implementation Fund Revenue Bonds,
5.00%, 10/15/30	7,940	8,567

Thrall Independent School District G.O. Unlimited Bonds (PSF, Gtd.),
4.00%, 2/15/52	10,000	8,835

Trinity River Authority Central Regional Wastewater System Revenue Refunding Bonds,
3.00%, 8/1/31	5,000	4,633

Wichita Falls Independent School District G.O. Unlimited Bonds (PSF, Gtd.),
4.00%, 2/1/29	850	875

Wylie Independent School District G.O. Unlimited Bonds, Series B, Collin County (PSF, Gtd.),
2.25%, 8/15/41(2) (3)	1,750	1,743

		123,498

Utah – 0.9%

Salt Lake City International Airport Revenue Bonds, Series A (AMT),
5.00%, 7/1/46	5,000	4,997

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	219	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 93.6% continued

Utah – 0.9% continued

Utah State Transit Authority Sales Tax Revenue Refunding Bonds, Series A, Prerefunded,
5.00%, 6/15/25(4)	$2,000	$2,094

Utah State Transit Authority Sales Tax Revenue Refunding Bonds, Series C (AGM Insured),
5.25%, 6/15/32	10,000	11,188

		18,279

Virginia – 2.8%

Albemarle County EDA Residential Care Facility Revenue Refunding Bonds, Westminster-Canterbury of the Blue Ridge,
4.00%, 6/1/49	1,905	1,542

Fairfax County IDA Health Care Revenue Refunding Bonds, Inova Health System Project,
4.00%, 5/15/42	2,500	2,248

Fairfax County Public Improvement G.O. Unlimited Bonds, Series A (State Aid Withholding),
5.00%, 10/1/31	5,280	5,782

Henrico County G.O. Unlimited Bonds (State Aid Withholding),
5.00%, 8/1/31	3,550	3,898

Henrico County Water & Sewer System Revenue Bonds,
4.00%, 5/1/46	10,000	9,250

Lynchburg EDA Hospital Revenue Refunding Bonds, Centra Health Obligated Group,
4.00%, 1/1/47	750	627

3.00%, 1/1/51	1,000	671

Norfolk G.O. Unlimited Refunding Bonds, Series A (State Aid Withholding), Prerefunded,
5.00%, 10/1/22(4)	1,500	1,500

Roanoke EDA Hospital Variable Revenue Refunding Bonds, Carilion Clinic Obligated Group,
5.00%, 7/1/30(1) (2) (3)	4,425	4,741

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 93.6% continued

Virginia – 2.8% continued

Virginia State College Building Authority Educational Facilities Revenue Bonds, 21st Century College & Equipment, Prerefunded,
4.38%, 2/1/23(4)	$2,015	$2,023

4.50%, 2/1/23(4)	5,500	5,526

Virginia State HDA Revenue Bonds, Series D,
1.60%, 5/1/31	880	715

Virginia State HDA Revenue Bonds, Series K Non-AMT (GNMA/FNMA/FHLMC Insured),
1.95%, 12/1/32	1,440	1,151

Virginia State Public Building Authority Public Facilities Revenue Bonds, Series A-1,
5.00%, 8/1/29	4,650	5,137

Virginia State Public School Authority Special Obligation Prince William County Revenue Bonds (State Aid Withholding),
5.00%, 3/1/30	5,365	5,817

Virginia State Resources Authority Clean Water State Revolving Fund Subordinate Revenue Refunding Bonds,
5.50%, 10/1/22	1,000	1,000

Virginia State Small Business Financing Authority Revenue Refunding Bonds, National Senior Campuses,
4.00%, 1/1/45	2,000	1,676

3.38%, 1/1/51	1,000	701

Virginia State Small Business Financing Authority Senior Lien Revenue Bonds (AMT), Elizabeth River,
3.00%, 1/1/41	1,810	1,307

		55,312

Washington – 3.4%

King County School District No. 401 Highline G.O. Unlimited Bonds (School Board Guaranty Program),
5.00%, 12/1/30	10,000	10,606

Seattle Solid Waste Revenue Refunding & Improvement Bonds,
4.00%, 6/1/31	1,865	1,896

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	220	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 93.6% continued

Washington – 3.4% continued

Snohomish County G.O. Limited Refunding Bonds, Series A,
5.00%, 12/1/32	$2,870	$3,189

Spokane County School District No. 81 G.O. Unlimited Bonds (School Board Guaranty Program),
4.50%, 12/1/33	11,540	11,770

Washington State G.O. Unlimited Bonds, Series A, Bid Group 2,
5.00%, 8/1/44	7,000	7,420

Washington State G.O. Unlimited Bonds, Series A, Bid Group 3,
5.00%, 8/1/44	2,500	2,660

Washington State G.O. Unlimited Bonds, Series C,
5.00%, 2/1/32	10,000	10,734

Washington State G.O. Unlimited Bonds, Series C, Bidding Group 3,
5.00%, 2/1/45	2,000	2,122

Washington State G.O. Unlimited Refunding Bonds, Series D,
4.00%, 7/1/37	5,030	4,855

Washington State G.O. Unlimited Refunding Bonds, Series R-2018C,
5.00%, 8/1/33	4,000	4,253

Washington State Health Care Facilities Authority Variable Revenue Refunding Bonds, Providence St. Joseph Health,
4.00%, 10/1/30(1) (2) (3)	5,000	4,957

Washington State Housing Finance Commission Social Certificate Revenue Bonds, Series A-1,
3.50%, 12/20/35	981	832

Washington State Motor Fuel Tax G.O. Unlimited Bonds, Series E,
5.00%, 2/1/38	3,000	3,047

		68,341

West Virginia – 0.1%

West Virginia State University Revenue Bonds, Series A, West Virginia University Projects, Prerefunded,
5.00%, 10/1/22(4)	1,745	1,745

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 93.6% continued

Wisconsin – 1.7%

PFA Healthcare Facilities Revenue Bonds, Appalachian Regional Healthcare System Obligated,
5.00%, 7/1/40	$325	$322
5.00%, 7/1/41	375	370

PFA Hospital Revenue Refunding Bonds, Renown Regional Medical Center Project,
3.00%, 6/1/45	2,500	1,705

PFA Hospital Taxable Revenue Bonds, Series 2021A, UNC Health Southeastern,
2.35%, 2/1/29	2,000	1,623

University Hospitals & Clinics Authority Revenue Refunding Bonds, University of Wisconsin Hospital, Green Bonds,
5.00%, 4/1/32	2,050	2,207

Wisconsin State G.O. Unlimited Bonds, Series A,
5.00%, 5/1/32	2,500	2,783
5.00%, 5/1/40	5,000	5,174

Wisconsin State G.O. Unlimited Bonds, Series B,
4.00%, 5/1/30	3,250	3,320

Wisconsin State G.O. Unlimited Refunding Bonds, Series 1,
5.00%, 5/1/24	3,250	3,317

Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Ascension Health Credit Group,
4.00%, 11/15/36	3,000	2,831

Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Marquette University,
5.00%, 10/1/28	670	702

Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Milwaukee Regional Medical Center,
5.00%, 4/1/36	3,875	4,008
4.00%, 4/1/39	5,000	4,500

Wisconsin State Housing & EDA Home Ownership Revenue Refunding Bonds, Series A,
3.00%, 3/1/39	165	157

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	221	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 93.6% continued

Wisconsin – 1.7% continued

Wisconsin State Housing & EDA Variable Revenue Refunding Bonds, Series B (HUD Sector 8 Program),
0.50%, 11/1/24(1) (2) (3)	$2,000	$1,828

		34,847

Wyoming – 0.0%

Laramie County Hospital Revenue Refunding Bonds, Cheyenne Regional Medical Center,
4.00%, 5/1/36	200	184

4.00%, 5/1/38	425	383

		567

Total Municipal Bonds

(Cost $2,080,875)		1,878,061

	NUMBER OF SHARES	VALUE (000S)

INVESTMENT COMPANIES – 2.1%

Northern Institutional Funds - U.S. Government Portfolio (Shares),
2.31%(7) (8)	42,426,365	$42,426

Total Investment Companies

(Cost $42,426)		42,426

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

SHORT-TERM INVESTMENTS – 2.2%

California State Educational Facilities Authority Adjustable Revenue Bonds, California Institute of Technology,
2.05%, 10/10/22(1) (3) (9)	$1,600	$1,600

California State Educational Facilities Authority Variable Revenue Bonds, Series B, California Institute of Technology,
2.05%, 10/10/22(1) (3) (9)	650	650

California State Health Facilities Financing Authority Variable Revenue Refunding Bonds, St. Joseph Health System,
1.70%, 10/18/22(1) (2) (3)	2,750	2,748

Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Series C-2, Yale University,
5.00%, 2/1/23(1) (2) (3)	5,000	5,031

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

SHORT-TERM INVESTMENTS - 2.2% continued

Durham Housing Authority MFH Revenue Bonds, JJ Henderson,
0.30%, 6/1/23(1) (2) (3)	$3,000	$2,934

Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series A,
4.00%, 9/1/23(1) (2) (3)	10,000	10,016

Maricopa County IDA Revenue Bonds, Series B, Banner Health,
5.00%, 10/18/22(1) (2) (3)	500	500

Miami-Dade County HFA Multifamily Housing Variable Revenue Bonds, Platform 3750 II LLC,
0.25%, 8/1/23(1) (2) (3)	2,500	2,426

Montgomery County Variable G.O. Unlimited Bonds, Series E,
2.27%, 10/3/22(1) (3) (9)	5,000	5,000

Ohio State University Variable Revenue Bonds, Series B-1,
2.45%, 10/10/22(1) (3) (9)	1,925	1,925

Ohio State Water Development Authority Water Pollution Control Variable Revenue Bonds, Series A,
2.30%, 10/10/22(1) (3) (9)	2,140	2,140

Orange County HFA Multifamily Variable Revenue Bonds, Dunwoodie Place Apartments,
0.20%, 9/1/23(1) (2) (3)	2,200	2,107

Orange County HFA Multifamily

Variable Revenue Bonds, Jernigan Gardens Project (HUD Sector 8 Program),
0.35%, 10/1/22(1) (2) (3)	5,000	5,000

Wisconsin State Housing & EDA Revenue Bonds, Series A,
1.60%, 11/1/22(1) (2) (3)	2,630	2,626

Total Short-Term Investments

(Cost $44,976)		44,703

Total Investments – 98.2%

(Cost $2,175,127)		1,970,869

Other Assets less Liabilities – 1.8%		35,917

NET ASSETS – 100.0%		$2,006,786

(1)	Maturity date represents the puttable date.
(2)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.
(3)	Variable or floating rate security. Rate as of September 30, 2022 is disclosed.
(4)	Maturity date represents the prerefunded date.
(5)	Step coupon bond. Rate as of September 30, 2022 is disclosed.
(6)	Zero coupon bond.

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	222	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

(7)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(8)	7-day current yield as of September 30, 2022 is disclosed.
(9)

Rate is determined by a remarketing agent which, in its judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGC - Assured Guaranty Corporation

AGM - Assured Guaranty Municipal Corporation

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

BANS - Bond Anticipation Notes

BHAC - Berkshire Hathaway Assurance Corporation

CABS - Capital Appreciation Bonds

COPS - Certificates of Participation

CR - Custody Receipt

CWA - Clean Water Act

EDA - Economic Development Authority

FHA - Federal Housing Administration

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

Gtd. - Guaranteed

HDA - Housing Develoment Authority

HFA - Housing Finance Authority

HUD - Housing and Urban Development

IDA - Industrial Development Authority

MBIA - Municipal Bonds Insurance Association

MFH - Multi-Family Housing

NATL - National Public Finance Guarantee Corporation

PFA - Public Finance Authority

PSF - Permanent School Fund

Q-SBLF - Qualified School Bond Loan Fund

SFM - Single Family Mortgage

SIFMA - Securities Industry and Financial Markets Association

SOFR - Secured Overnight Financing Rate

SonyMA - State of New York Mortgage Agency

TRB - Tax Revenue Bonds

Percentages shown are based on Net Assets.

At September 30, 2022, the security types for the Fund were:

SECURITY TYPE(1)	% OF NET ASSETS

Corporate Bonds	0.3%

Municipal Bonds	93.6%

Investment Companies	2.1%

Short-Term Investments	2.2%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2022:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

Corporate Bonds(1)	$—	$5,679	$—	$5,679

Municipal Bonds(1)	—	1,878,061	—	1,878,061

Investment Companies	42,426	—	—	42,426

Short-Term Investments	—	44,703	—	44,703

Total Investments	$42,426	$1,928,443	$—	$1,970,869

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	223	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

LIMITED TERM TAX-EXEMPT FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS – 85.4%

Alabama – 2.1%

Black Belt Energy Gas District Gas Supply Revenue Refunding Bonds,
4.00%, 6/1/24	$400	$401

4.00%, 6/1/25	470	470

Black Belt Energy Gas District Revenue Bonds, Gas Project No.7-S,
4.00%, 12/1/26(1) (2) (3)	2,500	2,435

Black Belt Energy Gas District Revenue Bonds, Series E, Gas Project,
5.00%, 6/1/28(1) (2) (3)	3,000	3,087

Limestone County Water & Sewer Authority Water Revenue Refunding Bonds (BAM Insured), Prerefunded,
5.00%, 12/1/26(4)	3,000	3,208

Lower Gas District Gas Project Revenue Bonds,
4.00%, 12/1/25(1) (2) (3)	1,500	1,480

South East Alabama State Gas Supply District Gas Supply Revenue Bonds, Series C, SIFMA Index-Project No. 1,
(Floating, SIFMA Municipal Swap Index Yield + 0.65%), 3.11%, 4/1/24(1) (3)	1,625	1,599

		12,680

Arizona – 1.0%

Arizona State IDA Revenue Bonds, Lincoln South Beltway Project,
5.00%, 8/1/23	1,250	1,266

Bullhead City Excise TRB, Second Series,
1.15%, 7/1/27	375	321

1.30%, 7/1/28	500	420

Chandler IDA IDR Bonds, Series 1 (AMT), Intel Corp. Project,
5.00%, 9/1/27(1) (2) (3)	2,575	2,665

Maricopa County Unified School District No. 97 G.O. Unlimited Bonds, Deer Valley Improvement Bonds Project of 2019,
5.00%, 7/1/24	1,075	1,108

		5,780

Arkansas – 0.2%

Bryant School District No. 25 G.O. Limited Refunding Bonds (State Aid Withholding),
1.00%, 2/1/25	1,070	986

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 85.4% continued

California – 7.6%

Bay Area Toll Authority Subordinate Toll Bridge Revenue Refunding Bonds, Series S-8, Prerefunded,
5.00%, 10/1/29(4)	$1,050	$1,168

Bay Area Toll Authority Subordinate Toll Bridge Revenue Refunding Bonds, Series S-H, Prerefunded,
5.00%, 4/1/29(4)	2,000	2,211

California Community Choice Financing Authority Clean Energy Project Revenue Bonds, Green Bond, Series B-1,
4.00%, 2/1/27	1,125	1,118

California Community Choice Financing Authority Clean Energy Project Revenue Bonds, Green Bonds, Series A-1,
4.00%, 2/1/25	1,000	997
4.00%, 8/1/28(1) (2) (3)	3,150	3,079

California State G.O. Unlimited Refunding Bonds,
5.00%, 9/1/25	1,400	1,472

5.00%, 4/1/26	1,570	1,666

5.00%, 8/1/26	1,000	1,067

California State G.O. Unlimited Various Purpose Refunding Bonds,
5.00%, 4/1/33	5,000	5,121

California State Health Facilities Financing Authority Revenue Bonds, Series A, Sutter Health, Prerefunded,
5.00%, 11/15/25(4)	5,000	5,276

California State Various Purpose G.O. Unlimited Bonds,
5.00%, 10/1/26	2,605	2,785

East Bay Municipal Utility District Water System Revenue Refunding Bonds, Series B-2,
5.00%, 6/1/25	1,000	1,048

Glendale Community College District G.O. Unlimited Bonds, Series A, Election of 2016, Prerefunded,
5.00%, 8/1/27(4)	1,750	1,893

Local Public Schools Funding Authority School Facilities Improvement District No. 2016-1 G.O. Unlimited Bonds, Series B (AGM Insured),
3.00%, 8/1/26	805	784

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	224	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 85.4% continued

California – 7.6% continued
4.00%, 8/1/28	$935	$962

Los Angeles Department of Airports Airport Senior Revenue Bonds (AMT), Private Activity,
5.00%, 5/15/29	3,000	3,153

Los Angeles Department of Water & Power Revenue Refunding Bonds, Series A,
5.00%, 7/1/27	1,500	1,622

Los Angeles Department of Water & Power System Revenue Bonds,
4.00%, 7/1/26	1,645	1,688

Metropolitan Water District of Southern California Waterworks Revenue Refunding Bonds, Series A,
5.00%, 10/1/28	2,720	3,003

Oakland Unified School District Alameda County G.O. Unlimited Bonds, Series A, Prerefunded,
5.00%, 8/1/25(4)	4,000	4,196

Santa Clara County G.O. Unlimited Refunding Bonds, Series D, Election of 2008,
5.00%, 8/1/27	1,010	1,097

		45,406

Colorado – 1.9%

Adams & Arapahoe Counties Joint School District No. 28J Aurora G.O. Unlimited Refunding Bonds (State Aid Withholding),
5.00%, 12/1/24	1,000	1,003

Boulder Larimer & Weld Counties St. Vrain Valley School District No. RE-1 G.O. Unlimited Refunding Bonds (State Aid Withholding),
4.00%, 12/15/24	2,025	2,026

Colorado State Board of Governors University Enterprise System Revenue Refunding Bonds, Prerefunded,
5.00%, 3/1/27(4)	1,000	1,071

Colorado State Health Facilities Authority Hospital Revenue Bonds, Adventist Health System/Sunbel,
5.00%, 11/20/25(1) (2) (3)	3,000	3,118

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 85.4% continued

Colorado – 1.9% continued

Colorado State Health Facilities Authority Hospital Variable Revenue Refunding Bonds, Adventhealth Obligation,
5.00%, 11/19/26(1) (2) (3)	$1,000	$1,050

Denver City & County Airport Revenue Bonds, Series A (AMT),
5.00%, 11/15/28	3,000	3,148

		11,416

Connecticut – 1.3%

Connecticut State G.O. Unlimited Bonds, Series A,
4.00%, 1/15/28	3,300	3,379

5.00%, 3/15/31	1,000	1,050

Connecticut State G.O. Unlimited Bonds, Series C,
4.00%, 6/1/27	1,000	1,022

Connecticut State G.O. Unlimited Refunding Bonds, Series F,
5.00%, 9/15/23	2,000	2,035

		7,486

District of Columbia – 1.7%

District of Columbia Income Tax Secured Revenue Refunding Bonds, Series C,
5.00%, 12/1/25	4,040	4,258

Metropolitan Washington Airports Authority Airport System Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/26	5,405	5,524

		9,782

Florida – 3.7%

Broward County Airport System Revenue Refunding Bonds, Series B (AMT),
5.00%, 10/1/27	3,500	3,630

Florida State Board of Education G.O. Unlimited Refunding Bonds, Series A,
5.00%, 6/1/23	475	481

Florida State Board of Education G.O. Unlimited Refunding Bonds, Series C,
5.00%, 6/1/27	3,115	3,357

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	225	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

LIMITED TERM TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 85.4% continued

Florida – 3.7% continued

Florida State Board of Education Public Education Capital Outlay G.O. Unlimited Refunding Bonds, Series A, 5.00%, 6/1/26	$1,950	$2,072

Florida State Board of Education Public Education Capital Outlay G.O. Unlimited Refunding Bonds, Series E, 5.00%, 6/1/26	3,110	3,304

Florida State Board of Education Public Education G.O. Unlimited Refunding Bonds, Series B, 5.00%, 6/1/28	5,000	5,462

Jacksonville Sales Tax Revenue Refunding Bonds, 5.00%, 10/1/27	2,000	2,000

Jacksonville Special Revenue Refunding Bonds, Series A, 5.00%, 10/1/25	1,500	1,575

		21,881

Georgia – 6.0%

Atlanta Airport Revenue Refunding Bonds, Series A, 5.00%, 7/1/28	1,000	1,077

Atlanta Water & Wastewater Revenue Refunding Bonds, Prerefunded, 5.00%, 5/1/25(4)	4,650	4,853

Franklin County School District G.O. Unlimited Bonds (State Aid Withholding), 5.00%, 3/1/27	1,750	1,874

Georgia State G.O. Unlimited Bonds, Series A-1, 5.00%, 2/1/26	1,245	1,318

Georgia State G.O. Unlimited Refunding Bonds, Series E, 5.00%, 12/1/27	2,000	2,143

Georgia State Road & Tollway Authority Federal Highway Reimbursement GARVEE Bonds, 5.00%, 6/1/25	1,625	1,697

5.00%, 6/1/26	1,230	1,303

Gwinnett County School District G.O. Unlimited Bonds, Series A, 1.75%, 8/1/25	3,125	2,944

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 85.4% continued

Georgia – 6.0% continued

Gwinnett County Water & Sewerage Authority Revenue Refunding Bonds, 4.00%, 8/1/25	$2,700	$2,759

Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series A, 4.00%, 9/1/27(1) (2) (3)	2,000	1,976

Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Subseries C, 4.00%, 12/1/23(1) (2) (3)	3,400	3,407

Main Street Natural Gas, Inc., Gas Supply Variable Revenue Bonds, Series B, 4.00%, 12/2/24(1) (2) (3)	5,000	5,051

Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue Refunding Bonds, Series C, 5.00%, 7/1/26	1,700	1,807

Northwest Housing Authority MFH Revenue Bonds, Spring Grove Apartments Project (HUD Sector 8 Program), 0.25%, 10/1/23(1) (2) (3)	1,450	1,397

Sandy Springs Public Facilities Authority Revenue Bonds, City Center Project, Prerefunded, 5.00%, 5/1/26(4)	2,000	2,121

		35,727

Hawaii – 0.1%

Honolulu City & County G.O. Unlimited Refunding Bonds, Series F, 5.00%, 7/1/26	725	768

Illinois – 1.6%

Champaign Coles Et al. Counties Community College District No. 505 G.O. Unlimited Refunding Bonds, Series B, Parkland College, 5.00%, 12/1/24	1,315	1,361

Chicago O’Hare International Airport Senior Lien Revenue Refunding Bonds, 1/1/25(5)	1,100	1,138

1/1/26(5)	1,000	1,049

Illinois State G.O. Unlimited Bonds, Series B, 10/1/29(5)	5,000	5,121

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	226	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 85.4% continued

Illinois – 1.6% continued

Illinois State G.O. Unlimited Refunding Bonds, Series B, 5.00%, 3/1/25	$1,000	$1,017

		9,686

Indiana – 1.9%

Carmel Clay School Building Corp. First Mortgage Revenue Bonds (State Intercept Program), 4.00%, 7/15/25	1,825	1,854

Carmel in Local Public Improvement Bond Bank Revenue Bonds, Series A, 4.00%, 7/15/28	900	923

Indiana Finance Authority Water Utility Second Lien Revenue Bonds, Citizens Energy Group, Escrowed to Maturity, 2.95%, 10/1/22	1,750	1,750

MSD of Washington Township School Building Corp. Revenue Bonds, 2016 Refferendum Projects (State Intercept Program), 5.00%, 1/15/26	2,040	2,147

5.00%, 1/15/27	1,100	1,173

5.00%, 7/15/27	3,270	3,500

		11,347

Iowa – 0.3%

Ankeny Community School District G.O. Unlimited Refunding Bonds, Series A, 5.00%, 6/1/25	1,815	1,893

Kansas – 2.2%

Kansas Department of Transportation Highway Revenue Bonds, 5.00%, 9/1/33	2,240	2,315

Leawood G.O. Unlimited Temporary Notes 1, 3.00%, 9/1/23	1,625	1,618

Manhattan G.O. Unlimited Bonds, Series 01, 1.88%, 6/15/23	1,355	1,338

Manhattan G.O. Unlimited Temporary Notes, Series 2020-03, 0.75%, 6/15/24	5,585	5,315

Scott County Unified School District No. 466 G.O. Unlimited Bonds, Series A, Prerefunded, 5.00%, 9/1/25(4)	1,000	1,049

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 85.4% continued

Kansas – 2.2% continued

Wichita G.O. Unlimited Bonds, Series 811, 3.00%, 6/1/27	$1,185	$1,142

		12,777

Kentucky – 1.5%

Kentucky State Public Energy Authority Revenue Bonds, Series B, Gas Supply, 4.00%, 1/1/25(1) (2) (3)	8,725	8,693

Louisiana – 0.9%

Lafayette Parish G.O. Unlimited Refunding Bonds, 5.00%, 3/1/24	500	512

Lafayette Public Power Authority Electric Revenue Bonds, Prerefunded, 5.00%, 11/1/22(4)	1,900	1,903

Louisiana Public Facilities Authority Revenue Refunding Bonds, Tulane University, Escrowed to Maturity, 5.00%, 4/1/26	270	284

Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Bonds, LCTCS Act 360 Project (BAM Insured), 5.00%, 10/1/25	2,495	2,605

		5,304

Maryland – 1.7%

Maryland State G.O. Unlimited Bonds, First Series, 5.00%, 6/1/26	3,000	3,089

Maryland State G.O. Unlimited Refunding Bonds, Series B, 5.00%, 8/1/26	2,435	2,596

Montgomery County G.O. Unlimited Refunding Bonds, Series D, 4.00%, 11/1/29	2,925	3,014

Prince George’s County Consolidated Public Improvement G.O. Limited Bonds, Series A, 4.00%, 9/1/24	1,405	1,428

		10,127

Massachusetts – 5.5%

Brookline G.O. Limited Bonds, 5.00%, 3/15/26	1,905	2,021

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	227	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

LIMITED TERM TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 85.4% continued

Massachusetts – 5.5% continued

Concord G.O. Limited Refunding Bonds, Municipal Purpose Loan, 4.00%, 9/15/23	$500	$504

Massachusetts G.O. Limited Refunding Bonds, Series B, 5.00%, 7/1/25	1,810	1,896

Massachusetts State Bay Transportation Authority Sales Tax Subordinate Revenue BANS, Sustainability Bonds, 4.00%, 5/1/25	1,500	1,530

Massachusetts State Clean Water Trust Revenue Bonds, Series 22, Green Bonds, 5.00%, 8/1/27	2,000	2,161

Massachusetts State Development Finance Agency Revenue Refunding Bonds, Series A, Harvard University Issue, 5.00%, 10/15/26	2,000	2,140

Massachusetts State G.O. Limited Refunding Bonds, Series A, 5.00%, 9/1/27	5,000	5,405

Massachusetts State G.O. Limited Refunding Bonds, Series B, 5.00%, 7/1/26	1,040	1,106

Massachusetts State HFA Sustainability Revenue Bonds, Series A-2 (HUD Sector 8 Program), 0.45%, 12/1/24	725	675

Massachusetts State School Building Authority Sales Tax Subordinate Revenue Bonds, Series A, Prerefunded, 5.00%, 2/15/26(4)	2,500	2,643

Massachusetts State Transportation Fund Rail Enhancement Program Revenue Bonds, Series A, 5.00%, 6/1/28	4,500	4,708

Massachusetts State Water Resources Authority Revenue Refunding Bonds, Series C, Green Bonds, Prerefunded, 5.00%, 8/1/26(4)	2,340	2,491

MWRA General Revenue Refunding Bonds, Series C, Green Bonds, 5.00%, 8/1/25	1,000	1,049

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 85.4% continued

Massachusetts – 5.5% continued

MWRA General Revenue Refunding Bonds, Series C, Green Bonds, Prerefunded, 5.00%, 8/1/26(4)	$1,000	$1,064

University Of Massachusetts Building Authority Revenue Refunding Bonds, Series 2, 5.00%, 11/1/29	3,370	3,541

		32,934

Michigan – 1.7%

Brandon School District G.O. Unlimited Refunding Bonds, Series A (Q-SBLF Insured), Prerefunded, 5.00%, 5/1/25(4)	1,100	1,148

Grand Valley State University Revenue Bonds, 5.00%, 12/1/24	750	771

Michigan State Finance Authority Adjustable Revenue Refunding Bonds, Trinity Health, 5.00%, 2/1/25(1) (2) (3)	3,000	3,089

Michigan State Finance Authority Revenue Refunding Bonds, Ascension Health Credit Group, 4.00%, 7/1/24(1) (2) (3)	5,000	5,037

		10,045

Minnesota – 2.2%

Lakeville Independent School District No. 194 G.O. Unlimited Bonds, Series A (School District Credit Program), 3.00%, 2/1/26	325	323

Minnesota Municipal Gas Agency Commodity Supply Revenue Bonds, Series A, 4.00%, 12/1/27(1) (2) (3)	2,000	1,990

Minnesota State G.O. Unlimited Bonds, Series A, 5.00%, 8/1/27	1,020	1,101

Minnesota State G.O. Unlimited Bonds, Series A, Bidding Group 1, 5.00%, 9/1/27	6,000	6,483

Minnesota State G.O. Unlimited Refunding Bonds, Series D, 5.00%, 10/1/26	2,710	2,891

		12,788

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	228	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 85.4% continued

Missouri – 1.4%

Columbia School District G.O. Unlimited Refunding Bonds,
5.00%, 3/1/26	$2,825	$2,942

Curators of the University of Missouri System Facilities Revenue Refunding Bonds, Series A,
5.00%, 11/1/26	2,320	2,404

Fort Zumwalt School District G.O. Unlimited Refunding Bonds (State Aid Direct Deposit Program),
4.00%, 3/1/24	1,480	1,496

Missouri State Health & Educational Facilities Authority Health Variable Revenue Refunding Bonds, Series B, BJC Health System,
4.00%, 5/1/26(1) (2) (3)	1,500	1,515

		8,357

Nevada – 1.0%

Clark County School District G.O. Limited Bonds, Series A (AGM Insured),
5.00%, 6/15/27	1,000	1,068

Nevada State System of Higher Education University Revenue Bonds, Series B,
5.00%, 7/1/26	5,000	5,051

		6,119

New Jersey – 1.8%

Clifton Board of Education G.O. Unlimited Bonds (AGM School Board Resource Fund Insured),
2.00%, 8/15/26	1,200	1,115

New Jersey State EDA Revenue Bonds, Series WW, Prerefunded,
5.25%, 6/15/25(4)	3,500	3,678

New Jersey State EDA Revenue Refunding Bonds, Series BBB, Prerefunded,
5.50%, 12/15/26(4)	2,500	2,714

New Jersey State G.O. Unlimited Bonds, Covid-19 Go Emergency Bonds,
5.00%, 6/1/27	2,750	2,918

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 85.4% continued

New Jersey – 1.8% continued

Union County G.O. Unlimited Refunding Bonds,
2.00%, 1/15/23	$385	$383

		10,808

New York – 11.0%

New York City Housing Development Corp. MFH Revenue Bonds, Series L, Sustainable Neighborhood Bonds,
2.75%, 12/29/23(1) (2) (3)	3,000	2,964

New York City Municipal Water Finance Authority Water & Sewer System Second General Resolution Revenue Refunding Bonds,
5.00%, 6/15/25	1,535	1,608

New York City Transitional Finance Authority Future Tax Secured Revenue Refunding Bonds,
5.00%, 11/1/27	1,000	1,076

New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds,
5.00%, 2/1/29	3,295	3,358

New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Refunding Bonds, Series B,
5.00%, 11/1/27	5,150	5,157

New York City Transitional Finance Authority Revenue Future Tax Secured Subordinate Revenue Bonds, Series G,
5.00%, 11/1/25	3,620	3,654

New York G.O. Limited Bonds, Series F-4, Fiscal 2015,
5.00%, 12/1/25(1) (2) (3)	3,750	3,798

New York G.O. Unlimited Bonds, Series J-10, Fiscal 2008,
5.00%, 8/1/26	605	642

New York G.O. Unlimited Bonds, Series J-5, Fiscal 2008,
5.00%, 8/1/28	1,000	1,088

New York G.O. Unlimited Refunding Bonds, Series C,
5.00%, 8/1/27	1,795	1,929

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	229	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

LIMITED TERM TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 85.4% continued

New York – 11.0% continued

New York State Dormitory Authority Personal Income Tax Revenue Refunding Bonds, Series E, 5.00%, 3/15/32	$5,000	$5,208

New York State Dormitory Authority Sales Tax Revenue Refunding Bonds, Series E, Group 2, Unrefunded Balance, 5.00%, 3/15/31	2,000	2,171

New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds, Series A, Escrowed to Maturity, 5.00%, 3/15/24	645	662

New York State HFA Revenue Bonds, Series E, Sustainability Bonds, 1.10%, 5/1/26	2,500	2,269

New York State HFA Revenue Bonds, Series F, 1.10%, 11/1/26	1,350	1,209

New York State Housing Finance Agency Affordable Housing Revenue Bonds, Series E (SonyMA Insured), 2.13%, 11/1/23	1,000	985

New York State Housing Finance Agency Affordable Housing Sustainability Revenue Bonds, Series M-2 (SonyMa/FHA Insured), 0.75%, 11/1/25	4,000	3,645

New York State Liberty Development Corp. Revenue Refunding Bonds, Four World Trade, Green Bonds, 1.20%, 11/15/28	2,000	1,614

New York State Thruway Authority Personal Income Tax Revenue Refunding Bonds, Series A, Bidding Group 1, 5.00%, 3/15/29	5,000	5,438

New York State Urban Development Corp. Personal Income TRB, Series E, 5.00%, 3/15/28	2,175	2,191
5.00%, 3/15/29	2,675	2,694

Triborough Bridge & Tunnel Authority General Revenue Refunding Bonds, Series B, 5.00%, 11/15/25	7,500	7,517

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 85.4% continued

New York – 11.0% continued

Triborough Bridge & Tunnel Authority Payroll Mobility Tax Senior Lien Revenue Bonds, MTA Bridges & Tunnels, 5.00%, 5/15/29	$3,000	$3,276

Utility Debt Securitization Authority Revenue Refunding Restructuring Bonds, Series A, 5.00%, 12/15/27	1,450	1,528

		65,681

North Carolina – 0.4%

Charlotte Water & Sewer System Revenue Refunding Bonds, 5.00%, 7/1/26	2,115	2,253

Guilford County G.O. Unlimited Bonds, Series B, 5.00%, 3/1/26	355	376

		2,629

North Dakota – 0.0%

City of Fargo North Dakota G.O. Unlimited Refunding Bonds, Series A, 3.00%, 5/1/25	220	218

Ohio – 3.4%

Akron Income Tax Revenue Refunding Bonds, 4.00%, 12/1/26	1,120	1,147

Columbus G.O. Unlimited Refunding Bonds, Series 1, Various Purpose, 5.00%, 7/1/26	1,300	1,382

Ohio State Conservation Projects G.O. Unlimited Bonds, Series A, 4.00%, 3/1/28	2,460	2,552

Ohio State G.O. Unlimited Bonds, Series A, 5.00%, 6/15/26	3,500	3,528

Ohio State Highway Capital Improvements G.O. Unlimited Bonds, Series S, 5.00%, 5/1/28	5,085	5,384

Ohio State Infrastructure Improvement G.O. Limited Bonds, Series A, 3.00%, 9/1/27	3,000	2,971

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	230	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 85.4% continued

Ohio – 3.4% continued

University of Cincinnati Revenue Bonds, Series A, Prerefunded, 5.00%, 6/1/23(4)	$3,280	$3,321

		20,285

Oklahoma – 0.5%

Oklahoma County Finance Authority Educational Facilities Lease Revenue Bonds, Midwest City-Del City Public School, 5.00%, 10/1/25	1,000	1,041

Oklahoma County Independent School District No. 89 G.O. Unlimited Bonds, Series A, 1.00%, 7/1/24	2,000	1,890

		2,931

Oregon – 1.0%

Multnomah County G.O. Limited Bonds, 5.00%, 6/1/28	1,000	1,072

Oregon State G.O. Unlimited Refunding Bonds, Series B, 5.00%, 8/1/33	1,450	1,505

Portland G.O. Limited Bonds, Series A, Transportation Projects, 5.00%, 10/1/27	1,730	1,875

Portland Water System Second Lien Revenue Refunding Bonds, 5.00%, 10/1/27	1,640	1,655

		6,107

Pennsylvania – 1.8%

Delaware Valley Regional Financial Authority Revenue Bonds, Series A, 2.00%, 10/1/29	2,275	1,937

Lehigh County IDA Revenue Refunding Bonds, Series A, PPL Electric Utilities Corporation Project, 3.00%, 9/1/29	3,000	2,798

Pennsylvania State G.O. Unlimited Bonds, 5.00%, 5/15/24	3,000	3,083

Pennsylvania State G.O. Unlimited Bonds, Series 1, Prerefunded, 5.00%, 4/1/23(4)	1,000	1,010

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 85.4% continued

Pennsylvania – 1.8% continued

Pennsylvania Turnpike Commission Turnpike Revenue Refunding Bonds, Series B, 5.00%, 12/1/25	$1,700	$1,783

		10,611

Tennessee – 1.6%

Gallatin Water & Sewer Revenue Refunding Bonds, Prerefunded, 5.00%, 1/1/25(4)	1,500	1,559

Hardin County G.O. Unlimited Refunding Bonds (AGM Insured), 5.00%, 6/1/24	540	556

Johnson City G.O. Unlimited Refunding Bonds, 5.00%, 3/1/25	2,715	2,827

Tennergy Corp. Gas Revenue Bonds, Series A, 5.00%, 10/1/24(1) (2) (3)	4,500	4,595

		9,537

Texas – 6.9%

Central Regional Mobility Authority Senior Lien Revenue Bonds, Series A, Prerefunded, 5.00%, 7/1/25(4)	1,215	1,268

Dallas Area Rapid Transit Senior Lien Sales Tax Revenue Refunding Bonds, Prerefunded, 5.00%, 12/1/22(4)	750	752

Dallas-Fort Worth International Airport Revenue Refunding Bonds, Series A, 5.00%, 11/1/26	1,500	1,590

Ector County Independent School District G.O. Unlimited Bonds, School Building (PSF, Gtd.), Prerefunded, 5.00%, 8/15/23(4)	615	625

Fort Bend Independent School District Variable G.O. Unlimited Bonds, Series B (PSF, Gtd.), 0.88%, 8/1/25(1) (2) (3)	1,175	1,053

Goose Creek Consolidated Independent School District Variable G.O. Unlimited Bonds, Series B (PSF, Gtd.), 0.15%, 10/1/49(2) (3)	2,000	2,000

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	231	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

LIMITED TERM TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 85.4% continued

Texas – 6.9% continued

Harlingen Consolidated Independent School District G.O. Unlimited Refunding Bonds (PSF, Gtd.), 5.00%, 8/15/26	$1,105	$1,171

Harris County Cultural Education Facilities Finance Corp. Variable Revenue Bonds, Series A, Texas Medical Center, 0.90%, 5/15/25(1) (2) (3)	2,000	1,813

Harris County Flood Control District G.O. Limited Bonds, Series A, Sustainability Bond, 5.00%, 10/1/27	275	297

Laredo Certificates Obligation G.O. Limited Bonds, 5.00%, 2/15/23	500	503

Laredo Public Property Finance Contractual Obligation G.O. Limited Bonds, 5.00%, 2/15/27	800	851

Las Varas Public Facility Corp. Texas Multifamily Housing Variable Revenue Bonds, Palo Alto Apartments, 3.10%, 11/1/24(1) (2) (3)	500	488

Leander Independent School District G.O. Unlimited Bonds, Series C (PSF, Gtd.), 5.00%, 8/15/28	750	819

McAllen Independent School District G.O. Unlimited Refunding Bonds, Series A (PSF, Gtd.), 4.00%, 2/15/26	1,000	1,024

North Central Texas State Housing Finance Corp. Variable Revenue Bonds, Bluebonnet Ridge Apartment, 0.38%, 8/1/24(1) (2) (3)	1,750	1,636

Northside Independent School District G.O. Unlimited Refunding Bonds (PSF, Gtd.), 1.60%, 8/1/24(1) (2) (3)	1,470	1,418

Northside Independent School District Variable G.O. Unlimited Bonds, Series B (PSF, Gtd.), 2.00%, 6/1/27(1) (2) (3)	1,000	930

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 85.4% continued

Texas – 6.9% continued

Pecos Barstow Toyah Independent School District G.O. Unlimited Bonds (PSF, Gtd.), 5.00%, 2/15/27	$1,000	$1,068

San Antonio Electric & Gas Junior Lien Variable Revenue Bonds, 1.13%, 12/1/26(1) (2) (3)	3,500	3,105
2.00%, 12/1/27(1) (2) (3)	3,150	2,864

San Antonio Electric & Gas Revenue Refunding Bonds, 5.00%, 2/1/25	1,350	1,401

Southwest Independent School District G.O. Unlimited Bonds (PSF, Gtd.), 5.00%, 2/1/28	915	990

Tarrant County G.O. Limited Bonds, 5.00%, 7/15/26	500	531

Texas State G.O. Unlimited Refunding Bonds, Series B, 4.00%, 8/1/26	2,355	2,404
4.00%, 8/1/27	2,135	2,173

Texas State G.O. Unlimited Refunding Bonds, Transportation Commission Mobility Fund, 5.00%, 10/1/29	5,000	5,240

Texas State Municipal Gas Acquisition & Supply Corp. III Gas Supply Revenue Refunding Bonds, 5.00%, 12/15/26	1,400	1,430

Texas State Municipal Power Agency Revenue Refunding Bonds (AGM Insured), 3.00%, 9/1/28	900	854

Travis County Certificates Obligation G.O. Limited Bonds, 1.00%, 3/1/24	800	766

		41,064

Utah – 2.0%

Davis County School District G.O. Unlimited Refunding Bonds, Utah School Bond Guaranty (School Board Guaranty Program), 3.00%, 6/1/28	4,095	4,048

Murray City School District G.O. Unlimited Refunding Bonds (School Board Guaranty Program), 5.00%, 2/1/28	1,685	1,825

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	232	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 85.4% continued

Utah – 2.0% continued

Utah County Hospital Revenue Bonds, Series B, IHC Health Services, Inc., 5.00%, 8/1/24(1) (2) (3)	$3,850	$3,958

Utah State Transit Authority Sales Tax Revenue Refunding Bonds, Series A, Prerefunded, 5.00%, 6/15/25(4)	1,735	1,816

		11,647

Virginia – 0.7%

Peninsula Ports Authority Coal Terminal Variable Revenue Refunding Bonds, Dominion Terminal Associates Project, 10/1/24(1) (2) (3) (5)	1,000	994

Upper Occoquan Sewage Authority Regional Revenue Refunding Bonds, Prerefunded, 5.00%, 7/1/25(4)	3,000	3,143

		4,137

Washington – 3.7%

Benton County School District No. 17 Kennewick G.O. Unlimited Refunding Bonds (School Board Guaranty Program), 4.00%, 12/1/28	1,000	1,023

Central Puget Sound Regional Transit Authority Sales & Use Tax Improvement Revenue Refunding Bonds, Series S-1, Green Bonds, Prerefunded, 5.00%, 11/1/25(4)	1,000	1,053

Franklin County School District No. 1 Pasco G.O. Unlimited Bonds (School Board Guaranty Program), 4.00%, 12/1/28	1,500	1,511

Franklin County School District No. 1 Pasco G.O. Unlimited Refunding Bonds (School Board Guaranty Program), 5.00%, 12/1/26	1,340	1,391

King County School District No. 411 Issaquah G.O. Unlimited Refunding Bonds (School Board Guaranty Program), 5.00%, 12/1/24	1,045	1,048

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 85.4% continued

Washington – 3.7% continued

Pierce County School District No. 320 G.O. Unlimited Refunding Bonds (School Board Guaranty Program), 4.00%, 12/1/28	$650	$660

Pierce County School District No. 83 University Place G.O. Unlimited Refunding Bonds (School Board Guaranty Program), 5.00%, 12/1/26	3,205	3,326

Port of Seattle Revenue Refunding Bonds, Series B, 5.00%, 3/1/31	2,800	2,874

Seattle G.O. Limited Refunding Bonds, Series A, 4.00%, 4/1/27	2,775	2,852

Thurston & Pierce Counties Community Schools G.O. Unlimited Bonds (School Board Guaranty Program), 5.00%, 12/1/23	685	699

Washington State G.O. Unlimited Bonds, Series 2017-A, 5.00%, 8/1/29	2,400	2,547

Washington State G.O. Unlimited Bonds, Series A-1, 5.00%, 8/1/26	1,255	1,315

Washington State Various Purpose G.O. Unlimited Refunding Bonds, Series R-C, 4.00%, 7/1/27	1,840	1,851

		22,150

Wisconsin – 3.1%

Gateway Technical College District G.O. Unlimited Promissory Notes, Series A-20, 3.00%, 4/1/26	825	808

Wisconsin State G.O. Unlimited Refunding Bonds, Series 1, 5.00%, 5/1/28	1,070	1,160

Wisconsin State G.O. Unlimited Refunding Bonds, Series 2021-2, 5.00%, 5/1/27	9,100	9,748

Wisconsin State G.O. Unlimited Refunding Bonds, Series 4, 5.00%, 5/1/26	645	668

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	233	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

LIMITED TERM TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 85.4% continued

Wisconsin – 3.1% continued

Wisconsin State Housing & EDA Variable Revenue Refunding Bonds, Series B (HUD Sector 8 Program), 0.40%, 11/1/23(1) (2) (3)	$2,010	$1,933

Wisconsin State Transportation Revenue Bonds, Series A, 5.00%, 7/1/28	4,000	4,218

		18,535

Total Municipal Bonds

(Cost $537,240)		508,322

	NUMBER OF SHARES	VALUE (000S)

INVESTMENT COMPANIES – 3.3%

Northern Institutional Funds - U.S. Government Portfolio (Shares), 2.31%(6) (7)	19,639,926	$19,640

Total Investment Companies

(Cost $19,640)		19,640

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

SHORT-TERM INVESTMENTS – 11.6%

Colorado State Health Facilities Authority Variable Revenue Bonds, Intermountain Healthcare, 2.33%, 10/3/22(1) (3) (8)	$10,000	$10,000

Fairfax County IDA Health Care Revenue Refunding Bonds, Inova Health System, 5.00%, 5/15/23(1) (2) (3)	9,125	9,214

Gulf Coast IDA Variable Revenue Bonds, Exxon Mobil Project, 2.50%, 10/3/22(1) (3) (8)	10,000	10,000

Honolulu City & County Adjustable G.O. Unlimited Bonds, Honolulu Rail Transit Project, 5.00%, 9/1/23(1) (2) (3)	5,000	5,058

Los Angeles County Development Authority Multifamily Housing Variable Revenue Bonds, Sunny Garden Apartments (HUD Sector 8 Program), 0.20%, 1/1/23(1) (2) (3)	3,000	2,978

Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series A, 4.00%, 9/1/23(1) (2) (3)	5,000	5,008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

SHORT- TERM INVESTMENTS - 11.6% continued

Massachusetts State Department of Transportation Metropolitan Highway System Variable Revenue Refunding Bonds, Subordinate Contracts, 5.00%, 1/1/23(1) (2) (3)	$8,650	$8,678

Massachusetts State Variable G.O. Limited Refunding Bonds, Series A, 5.00%, 6/1/23(1) (2) (3)	5,000	5,060

Miami-Dade County HFA Multifamily Housing Variable Revenue Bonds, Sunset Bay Apartments, 0.25%, 12/1/22(1) (2) (3)	2,500	2,485

Port of Port Arthur Navigation District Variable Revenue Refunding Bonds, Motiva Enterprises LLC Project, 3.05%, 10/3/22(1) (3) (8)	10,000	10,000

Wisconsin State Housing & EDA Revenue Bonds, Series A, 1.60%, 11/1/22(1) (2) (3)	655	654

Total Short-Term Investments

(Cost $69,451)		69,135

Total Investments – 100.3%

(Cost $626,331)		597,097

Liabilities less Other Assets – (0.3%)		(1,738)

NET ASSETS – 100.0%		$595,359

(1)	Maturity date represents the puttable date.
(2)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.
(3)	Variable or floating rate security. Rate as of September 30, 2022 is disclosed.
(4)	Maturity date represents the prerefunded date.
(5)	When-Issued Security. Coupon rate is not in effect at September 30, 2022.
(6)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(7)	7-day current yield as of September 30, 2022 is disclosed.
(8)

Rate is determined by a remarketing agent which, in its judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGM - Assured Guaranty Municipal Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	234	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

BANS - Bond Anticipation Notes

EDA - Economic Development Authority

G.O. - General Obligation

GARVEE - Grant Anticipation Revenue Vehicle

Gtd. - Guaranteed

HFA - Housing Finance Authority

HUD - Housing and Urban Development

IDA - Industrial Development Authority

IDR - Industrial Development Revenue

LCTCS - Louisiana Community and Technical College System

MFH - Multi-Family Housing

MWRA - Massachusetts Water Resources Authority

PSF - Permanent School Fund

Q-SBLF - Qualified School Bond Loan Fund

SIFMA - Securities Industry and Financial Markets Association

SonyMA - State of New York Mortgage Agency

TRB - Tax Revenue Bonds

Percentages shown are based on Net Assets.

At September 30, 2022, the security types for the Fund were:

SECURITY TYPE (1)	% OF NET ASSETS

Municipal Bonds	85.4%

Investment Companies	3.3%

Short-Term Investments	11.6%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2022:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

Municipal Bonds(1)	$—	$508,322	$—	$508,322

Investment Companies	19,640	—	—	19,640

Short-Term Investments	—	69,135	—	69,135
Total Investments	$19,640	$577,457	$—	$597,097

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	235	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

LIMITED TERM U.S. GOVERNMENT FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES – 0.9% (1)

Fannie Mae – 0.3%

Pool #555649, 7.50%, 10/1/32	$15	$15

Pool #BH9277, 3.50%, 2/1/48	137	126

		141

Freddie Mac – 0.0%

Pool #ZS7735, 2.00%, 1/1/32	3	3

Freddie Mac Gold – 0.3%

Pool #D99701, 3.00%, 11/1/32	179	165

Government National Mortgage Association – 0.2%

Government National Mortgage Association, Series 2017-95, Class QG, 2.50%, 8/20/46	117	108

Government National Mortgage Association I – 0.1%

Pool #676682, 4.50%, 6/15/25	21	21

Pool #782618, 4.50%, 4/15/24	5	5

Pool #783245, 5.00%, 9/15/24	6	5

Pool #783489, 5.00%, 6/15/25	2	2

		33

Total U.S. Government Agencies

(Cost $500)		450

U.S. GOVERNMENT OBLIGATIONS – 95.1%

U.S. Treasury Bonds – 1.0%

6.00%, 2/15/26	470	495

U.S. Treasury Notes – 94.1%
2.88%, 11/30/23	326	321
2.50%, 1/31/24	546	533
0.13%, 2/15/24	542	512
2.75%, 2/15/24	523	512
0.38%, 4/15/24	577	543
2.00%, 4/30/24	554	534
0.25%, 5/15/24	579	542
1.75%, 6/30/24	453	434
1.75%, 7/31/24	2,529	2,417

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT OBLIGATIONS – 95.1% continued

U.S. Treasury Notes – 94.1% continued
1.88%, 8/31/24	$554	$530
3.25%, 8/31/24	9,821	9,644
0.38%, 9/15/24	579	537
2.13%, 9/30/24	550	528
2.25%, 11/15/24	550	528
2.50%, 1/31/25	541	520
2.75%, 2/28/25	538	519
2.88%, 4/30/25	537	519
0.25%, 5/31/25	588	529
2.88%, 5/31/25	285	275
0.25%, 6/30/25	587	527
0.25%, 7/31/25	589	526
2.88%, 7/31/25	532	513
3.13%, 8/15/25	11,497	11,144
0.25%, 10/31/25	591	523
0.38%, 11/30/25	883	783
2.88%, 11/30/25	158	152
1.63%, 2/15/26	558	512
0.50%, 2/28/26	587	518
2.13%, 5/31/26	549	510
1.88%, 6/30/26	550	507
0.63%, 7/31/26	586	513
1.88%, 7/31/26	551	506
0.75%, 8/31/26	582	510
0.88%, 9/30/26	487	428
3.13%, 8/31/27	7,917	7,594

		46,243

Total U.S. Government Obligations

(Cost $48,822)		46,738

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	236	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

INVESTMENT COMPANIES – 5.9%

Northern Institutional Funds - U.S. Government Portfolio (Shares), 2.31%(2) (3)	2,894,584	$2,895

Total Investment Companies

(Cost $2,895)		2,895

Total Investments – 101.9%

(Cost $52,217)		50,083

Liabilities less Other Assets – (1.9%)		(911)

NET ASSETS – 100.0%		$49,172

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.

(3)	7-day current yield as of September 30, 2022 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

Percentages shown are based on Net Assets.

At September 30, 2022, the security types for the Fund were:

SECURITY TYPE (1)	% OF NET ASSETS

U.S. Government Agencies	0.9%

U.S. Government Obligations	95.1%

Investment Companies	5.9%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2022:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

U.S. Government Agencies(1)	$ —	$ 450	$—	$450

U.S. Government Obligations(1)	—	46,738	—	46,738

Investment Companies	2,895	—	—	2,895
Total Investments	$2,895	$47,188	$—	$50,083

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	237	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)

CONVERTIBLE BONDS – 0.0%

Jamaica – 0.0%

Digicel Group Holdings Ltd.,
7.00%, 10/18/22 (2) (3) (4)	$10	$1

Total Convertible Bonds

(Cost $7)		1

CORPORATE BONDS – 0.8%

United States – 0.8%

AES Panama Generation Holdings S.R.L.,
4.38%, 5/31/30 (5)	125	98

JBS U.S.A. LUX S.A./JBS U.S.A. Food Co./JBS U.S.A. Finance, Inc.,
3.75%, 12/1/31 (5)	120	96
5.75%, 4/1/33 (5)	150	136

New Fortress Energy, Inc.,
6.50%, 9/30/26 (5)	200	185

Resorts World Las Vegas LLC/RWLV Capital, Inc.,
4.63%, 4/6/31 (5)	100	71

		586

Total Corporate Bonds

(Cost $628)		586

FOREIGN ISSUER BONDS – 88.9%

Angola – 1.0%

Angolan Government International Bond,
9.50%, 11/12/25 (5)	150	140
8.25%, 5/9/28 (4)	200	158
9.38%, 5/8/48 (4)	400	272
9.13%, 11/26/49 (4)	200	135

		705

Argentina – 2.6%

Argentine Republic Government International Bond,
1.00%, 7/9/29	194	37
(Step to 0.75% on 7/9/23), 0.50%, 7/9/30 (6)	2,011	401
(Step to 3.63% on 7/9/23), 1.50%, 7/9/35 (6)	663	120
(Step to 4.25% on 7/9/23), 3.88%, 1/9/38 (6)	754	176
(Step to 4.88% on 7/9/29), 3.50%, 7/9/41 (6)	150	32

Genneia S.A.,
8.75%, 9/2/27 (5)	170	157

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)

FOREIGN ISSUER BONDS – 88.9% continued

Argentina – 2.6% continued

Pampa Energia S.A.,
7.50%, 1/24/27 (5)	$80	$69
7.50%, 1/24/27 (4)	100	86

Provincia de Buenos Aires,
(Step to 6.38% on 9/1/23), 5.25%, 9/1/37 (4) (6)	488	149

Transportadora de Gas del Sur S.A.,
6.75%, 5/2/25 (4)	235	201

YPF S.A.,
(Step to 9.00% on 1/1/23), 4.00%, 2/12/26 (4) (6)	225	189
(Step to 9.00% on 1/1/23), 2.50%, 6/30/29 (4) (6)	415	246

		1,863

Azerbaijan – 0.5%

Republic of Azerbaijan International Bond,
3.50%, 9/1/32 (4)	412	333

Bahrain – 0.3%

Bahrain Government International Bond,
5.45%, 9/16/32 (4)	250	200

Brazil – 7.0%

Banco do Estado do Rio Grande do Sul S.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.93%), 5.38%, 1/28/31 (5) (7)	75	67

Braskem Finance Ltd.,
6.45%, 2/3/24	80	81

Braskem Netherlands Finance B.V.,
4.50%, 1/31/30 (4)	250	202

Brazil Letras do Tesouro Nacional,
0.00%, 1/1/25 (BRL)(8)	762	111
0.00%, 7/1/25 (BRL)(8)	3,060	421

Brazil Notas do Tesouro Nacional, Serie F,
10.00%, 1/1/25 (BRL)	3,923	706
10.00%, 1/1/27 (BRL)	4,010	701
10.00%, 1/1/29 (BRL)	3,170	541
10.00%, 1/1/31 (BRL)	496	83

Brazilian Government International Bond,
2.88%, 6/6/25	200	187
8.25%, 1/20/34	8	9
5.00%, 1/27/45	400	290

CSN Resources S.A.,
5.88%, 4/8/32 (5)	190	138

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	238	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)

FOREIGN ISSUER BONDS – 88.9% continued

Brazil – 7.0% continued

Embraer Netherlands Finance B.V.,
6.95%, 1/17/28 (5)	$180	$169

Gol Finance S.A.,
8.00%, 6/30/26 (4)	200	122

Guara Norte S.a.r.l.,
5.20%, 6/15/34 (5)	187	149

MC Brazil Downstream Trading S.a.r.l.,
7.25%, 6/30/31 (5)	200	151

Movida Europe S.A.,
5.25%, 2/8/31 (5)	125	89

MV24 Capital B.V.,
6.75%, 6/1/34 (5)	89	75

Nexa Resources S.A.,
6.50%, 1/18/28 (5)	200	183

Oi S.A.,
10.00%, 7/27/25 (3) (4)	1,073	317

Simpar Europe S.A.,
5.20%, 1/26/31 (5)	125	88

Vale Overseas Ltd.,
3.75%, 7/8/30	125	101

		4,981

Chile – 2.6%

Agrosuper S.A.,
4.60%, 1/20/32 (5)	200	162

Alfa Desarrollo S.p.A.,
4.55%, 9/27/51 (5)	249	164

Bonos de la Tesoreria de la Republica en pesos,
4.00%, 3/1/23 (CLP)	210,000	211
5.00%, 10/1/28 (CLP)	60,000	55

Celulosa Arauco y Constitucion S.A.,
3.88%, 11/2/27	250	218

Chile Government International Bond,
3.10%, 5/7/41	200	136
3.10%, 1/22/61	246	143

Cia Cervecerias Unidas S.A.,
3.35%, 1/19/32 (5)	125	105

Enel Chile S.A.,
4.88%, 6/12/28	150	139

GNL Quintero S.A.,
4.63%, 7/31/29 (4)	165	151

Kenbourne Invest S.A.,
6.88%, 11/26/24 (5)	75	70

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)

FOREIGN ISSUER BONDS – 88.9% continued

Chile – 2.6% continued
4.70%, 1/22/28 (4)	$100	$76

Sociedad de Transmision Austral S.A.,
4.00%, 1/27/32 (5)	150	122

Telefonica Moviles Chile S.A.,
3.54%, 11/18/31 (5)	150	118

		1,870

China – 4.0%

Alibaba Group Holding Ltd.,
2.13%, 2/9/31	125	96

Central China Real Estate Ltd.,
7.65%, 8/27/23 (4)	200	54
7.75%, 5/24/24 (4)	200	49

CFLD Cayman Investment Ltd.,
9.00%, 7/31/21 (4) (9)	425	37

China Evergrande Group,
8.25%, 3/23/22 (4) (9) (10)	305	20
7.50%, 6/28/23 (4) (9) (10)	200	13
10.50%, 4/11/24 (4) (9) (10)	200	14

China Government Bond,
2.94%, 10/17/24 (CNH)	700	100
3.02%, 10/22/25 (CNY)	1,040	150
3.27%, 11/19/30 (CNH)	1,610	235
2.75%, 2/17/32 (CNY)	1,960	274
3.72%, 4/12/51 (CNY)	370	57

CIFI Holdings Group Co. Ltd.,
5.25%, 5/13/26 (4)	300	63

Country Garden Holdings Co. Ltd.,
5.40%, 5/27/25 (4)	350	115

ENN Energy Holdings Ltd.,
4.63%, 5/17/27 (5)	150	145

Fantasia Holdings Group Co. Ltd.,
15.00%, 12/18/21 (4) (9)	335	33
7.95%, 7/5/22 (4) (9)	335	27
12.25%, 10/18/22 (4) (9)	200	18
10.88%, 1/9/23 (4) (9)	200	17

Golden Eagle Retail Group Ltd.,
4.63%, 5/21/23 (4)	200	190

Kaisa Group Holdings Ltd.,
8.50%, 6/30/22 (4) (9)	200	21
11.95%, 10/22/22 (4) (9)	200	18
11.50%, 1/30/23 (4) (9)	200	21
10.88%, 7/23/23 (4) (9)	200	21
9.38%, 6/30/24 (4) (9)	200	21

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	239	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)

FOREIGN ISSUER BONDS – 88.9% continued

China – 4.0% continued
11.70%, 11/11/25 (4) (9)	$200	$21
11.65%, 6/1/26 (4) (9)	201	21

Lenovo Group Ltd., 6.54%, 7/27/32 (5)	100	92

Longfor Group Holdings Ltd., 3.85%, 1/13/32 (4)	200	130

Prosus N.V., 4.19%, 1/19/32 (5)	215	158
4.03%, 8/3/50 (5)	170	95

Scenery Journey Ltd., 11.50%, 10/24/22 (4) (9)	200	8
12.00%, 10/24/23 (4) (9)	200	8

Shimao Group Holdings Ltd., 4.75%, 7/3/22 (4) (9)	200	25

Sunac China Holdings Ltd., 7.25%, 6/14/22 (4) (9)	200	28
7.95%, 8/8/22 (4) (9)	200	28
7.95%, 10/11/23 (4) (9)	200	27

Vanke Real Estate Hong Kong Co. Ltd., 3.50%, 11/12/29 (4)	200	146

Yuzhou Group Holdings Co. Ltd., 8.50%, 2/4/23 (4) (9)	200	12
9.95%, 6/8/23 (4) (9) (10)	200	13
6.00%, 10/25/23 (4) (9)	250	16
7.38%, 1/13/26 (4) (9)	200	12
6.35%, 1/13/27 (4) (9) (10)	200	12

Zhenro Properties Group Ltd., 14.72%, 3/6/23 (2) (4) (9)	200	5
8.30%, 9/15/23 (4) (9)	200	8

ZhongAn Online P&C Insurance Co. Ltd., 3.50%, 3/8/26 (4)	200	166

		2,840

Colombia – 4.0%

AI Candelaria Spain S.A., 5.75%, 6/15/33 (5)	250	170

Banco GNB Sudameris S.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 6.66%), 7.50%, 4/16/31 (5) (7)	200	146

Banistmo S.A., 4.25%, 7/31/27 (5)	100	90

Canacol Energy Ltd., 5.75%, 11/24/28 (5)	150	113

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)

FOREIGN ISSUER BONDS – 88.9% continued

Colombia – 4.0% continued

Colombia Government International Bond, 8.13%, 5/21/24	$32	$33
7.38%, 9/18/37	100	87
6.13%, 1/18/41	165	121
5.00%, 6/15/45	450	272

Colombian TES, 10.00%, 7/24/24 (COP)	850,000	179
5.75%, 11/3/27 (COP)	733,700	120
6.00%, 4/28/28 (COP)	1,363,100	221
7.00%, 3/26/31 (COP)	330,000	51
7.00%, 6/30/32 (COP)	317,700	47
7.25%, 10/18/34 (COP)	233,400	34
6.25%, 7/9/36 (COP)	307,500	39
9.25%, 5/28/42 (COP)	173,100	28
7.25%, 10/26/50 (COP)	140,800	18

Ecopetrol S.A., 5.38%, 6/26/26	305	276
5.88%, 11/2/51	130	77

Empresas Publicas de Medellin ESP, 4.25%, 7/18/29 (5)	200	145

Gran Tierra Energy International Holdings Ltd., 6.25%, 2/15/25 (5)	100	83

Interconexion Electrica S.A. ESP, 3.83%, 11/26/33 (5)	100	76

Oleoducto Central S.A., 4.00%, 7/14/27 (5)	165	127

Promigas S.A. ESP/Gases del Pacifico S.A.C., 3.75%, 10/16/29 (5)	150	116

SierraCol Energy Andina LLC, 6.00%, 6/15/28 (4)	200	130

		2,799

Croatia – 0.1%

Croatia Government International Bond, 1.50%, 6/17/31 (EUR)(4)	100	78

Czech Republic – 1.0%

Czech Republic Government Bond, 0.45%, 10/25/23 (CZK)(4)	4,300	161
0.00%, 12/12/24 (CZK)(8)	2,180	77
2.50%, 8/25/28 (CZK)	1,530	52
2.75%, 7/23/29 (CZK)	2,150	73
0.05%, 11/29/29 (CZK)	760	21

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	240	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)

FOREIGN ISSUER BONDS – 88.9% continued

Czech Republic – 1.0% continued
0.95%, 5/15/30 (CZK)(4)	$90	$3
1.75%, 6/23/32 (CZK)	800	23
2.00%, 10/13/33 (CZK)	2,010	59
3.50%, 5/30/35 (CZK)	1,900	63
4.20%, 12/4/36 (CZK)(4)	220	8

Energo-Pro AS, 8.50%, 2/4/27 (5)	200	187

		727

Dominican Republic – 1.6%

Dominican Republic International Bond, 5.50%, 1/27/25 (4)	250	243
5.30%, 1/21/41 (4)	150	102
6.85%, 1/27/45 (4)	300	233
6.50%, 2/15/48 (4)	200	147
5.88%, 1/30/60 (4)	266	175

Empresa Generadora de Electricidad Haina S.A., 5.63%, 11/8/28 (5)	250	198

		1,098

Ecuador – 0.5%

Ecuador Government International Bond,
(Step to 3.50% on 7/31/23), 2.50%, 7/31/35 (5) (6)	836	275
(Step to 2.50% on 7/31/23), 1.50%, 7/31/40 (4) (6)	126	37
(Step to 2.50% on 7/31/23), 1.50%, 7/31/40 (5) (6)	239	69

		381

Egypt – 1.4%

Egypt Government International Bond, 5.63%, 4/16/30 (EUR)(4)	575	329
8.50%, 1/31/47 (4)	600	335
8.70%, 3/1/49 (4)	200	112

Energean PLC, 6.50%, 4/30/27 (5)	215	188

		964

El Salvador – 0.3%

El Salvador Government International Bond, 5.88%, 1/30/25 (4)	5	3
8.63%, 2/28/29 (4)	299	108
8.25%, 4/10/32	34	12
7.65%, 6/15/35 (4)	66	22

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)

FOREIGN ISSUER BONDS – 88.9% continued

El Salvador – 0.3% continued
7.63%, 2/1/41 (4)	$150	$47
7.12%, 1/20/50 (4)	150	47

		239

Georgia – 0.1%

Silknet JSC, 8.38%, 1/31/27 (5)	100	94

Ghana – 1.1%

Ghana Government International Bond, 10.75%, 10/14/30 (4)	200	146
7.88%, 2/11/35 (4)	200	75
8.95%, 3/26/51 (4)	215	80

Kosmos Energy Ltd., 7.50%, 3/1/28 (5)	197	155

Tullow Oil PLC, 10.25%, 5/15/26 (5)	225	190
10.25%, 5/15/26 (4)	188	159

		805

Guatemala – 0.9%

Central American Bottling Corp./CBC Bottling Holdco S.L./Beliv Holdco S.L., 5.25%, 4/27/29 (5)	225	195

CT Trust, 5.13%, 2/3/32 (5)	200	150

Guatemala Government Bond, 5.38%, 4/24/32 (4)	375	326

		671

Honduras – 0.2%

Honduras Government International Bond, 6.25%, 1/19/27 (4)	150	123

Hong Kong – 0.2%

Melco Resorts Finance Ltd., 5.75%, 7/21/28 (4)	225	144

Hungary – 0.4%

Hungary Government Bond, 1.50%, 8/23/23 (HUF)	25,000	53
6.00%, 11/24/23 (HUF)	34,990	75
6.75%, 10/22/28 (HUF)	3,290	7
3.00%, 8/21/30 (HUF)	41,170	61
4.75%, 11/24/32 (HUF)	6,510	10
3.00%, 10/27/38 (HUF)	7,850	9

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	241	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)

FOREIGN ISSUER BONDS – 88.9% continued

Hungary – 0.4% continued

Hungary Government International Bond, 5.38%, 3/25/24	$48	$47

		262

India – 2.1%

Adani International Container Terminal Pvt Ltd., 3.00%, 2/16/31 (5)	113	86

Adani Ports & Special Economic Zone Ltd., 4.20%, 8/4/27 (5)	150	131

Greenko Wind Projects Mauritius Ltd., 5.50%, 4/6/25 (5)	150	133

IIFL Finance Ltd., 5.88%, 4/20/23 (4)	200	196

Network i2i Ltd.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.28%), 5.65%, 1/15/25 (2) (5) (7)	120	110

Power Finance Corp. Ltd., 3.75%, 12/6/27 (4)	200	179

Reliance Industries Ltd., 3.63%, 1/12/52 (5)	100	63

ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries, 4.50%, 7/14/28 (5)	150	112

Shriram Transport Finance Co. Ltd., 4.40%, 3/13/24 (4)	200	186

Vedanta Resources Finance II PLC, 13.88%, 1/21/24 (4)	200	167
8.95%, 3/11/25 (5)	225	153

		1,516

Indonesia – 7.3%

Bank Mandiri Persero Tbk PT, 2.00%, 4/19/26 (4)	200	177

Freeport Indonesia PT, 4.76%, 4/14/27 (5)	100	90
5.32%, 4/14/32 (5)	50	41
6.20%, 4/14/52 (5)	200	153

Indofood CBP Sukses Makmur Tbk PT, 3.40%, 6/9/31 (4)	300	225

Indonesia Asahan Aluminium Persero PT, 5.45%, 5/15/30 (4)	200	179

Indonesia Government International Bond, 6.63%, 2/17/37 (4)	550	566

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)

FOREIGN ISSUER BONDS – 88.9% continued

Indonesia – 7.3% continued
7.75%, 1/17/38 (4)	$100	$114
5.25%, 1/17/42 (4)	400	361
5.13%, 1/15/45 (4)	200	175

Indonesia Treasury Bond, 8.38%, 3/15/24 (IDR)	428,000	29
8.13%, 5/15/24 (IDR)	989,000	67
8.38%, 9/15/26 (IDR)	5,775,000	399
7.00%, 5/15/27 (IDR)	1,025,000	67
9.00%, 3/15/29 (IDR)	539,000	39
8.25%, 5/15/29 (IDR)	1,210,000	83
10.50%, 8/15/30 (IDR)	1,276,000	100
7.00%, 9/15/30 (IDR)	1,994,000	129
6.50%, 2/15/31 (IDR)	5,000,000	311
7.75%, 4/15/31 (IDR)	655,000	45
8.75%, 5/15/31 (IDR)	5,651,000	400
9.50%, 7/15/31 (IDR)	4,400,000	328
8.38%, 3/15/34 (IDR)	1,624,000	113
7.50%, 6/15/35 (IDR)	536,000	35
8.25%, 5/15/36 (IDR)	143,000	10
7.50%, 5/15/38 (IDR)	855,000	57
8.38%, 4/15/39 (IDR)	724,000	51

LLPL Capital Pte. Ltd., 6.88%, 2/4/39 (5)	171	137

Medco Laurel Tree Pte. Ltd., 6.95%, 11/12/28 (5)	275	213

Minejesa Capital B.V., 5.63%, 8/10/37 (4)	200	143

Perusahaan Gas Negara Tbk PT, 5.13%, 5/16/24 (5)	200	196

Star Energy Geothermal Darajat II/Star Energy Geothermal Salak, 4.85%, 10/14/38 (4)	200	150

		5,183

Ireland – 0.2%

C&W Senior Financing DAC, 6.88%, 9/15/27 (5)	200	163

Israel – 2.5%

Bank Hapoalim B.M.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.16%), 3.26%, 1/21/32 (7)	200	167

Bank Leumi Le-Israel B.M., 5.13%, 7/27/27	200	197

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	242	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)

FOREIGN ISSUER BONDS – 88.9% continued

Israel – 2.5% continued

Delek Overriding Royalty Leviathan Ltd., 7.49%, 12/30/23	$200	$200

Energean Israel Finance Ltd., 4.88%, 3/30/26	200	177
5.88%, 3/30/31	75	62

ICL Group Ltd., 6.38%, 5/31/38	150	144

Leviathan Bond Ltd., 6.50%, 6/30/27	150	138
6.75%, 6/30/30	150	135

Teva Pharmaceutical Finance Netherlands III B.V., 3.15%, 10/1/26	660	541

		1,761

Ivory Coast – 0.4%

Ivory Coast Government International Bond, 5.88%, 10/17/31 (EUR)(4)	119	85
4.88%, 1/30/32 (EUR)(4)	100	66
6.13%, 6/15/33 (4)	200	153

		304

Jamaica – 0.1%

Digicel Group Holdings Ltd., 8.00%, 4/1/25 (3) (4)	101	39

Digicel International Finance Ltd./Digicel international Holdings Ltd., 8.75%, 5/25/24 (4)	31	28
8.00%, 12/31/26 (4)	12	8

		75

Kazakhstan – 0.7%

Kazakhstan Government International Bond, 8.05%, 5/20/24 (KZT)(4)	100,000	194

KazMunayGas National Co. JSC, 5.38%, 4/24/30 (4)	200	159

Tengizchevroil Finance Co. International Ltd., 3.25%, 8/15/30 (4)	220	157

		510

Kuwait – 0.6%

MEGlobal Canada ULC, 5.00%, 5/18/25 (5)	275	269

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)

FOREIGN ISSUER BONDS – 88.9% continued

Kuwait – 0.6% continued

Nbk Tier 2 Ltd.,

(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.11%), 2.50%, 11/24/30 (4) (7)	$200	$178

		447

Lebanon – 0.1%

Lebanon Government International Bond, 6.38%, 3/9/20 (4) (9)	67	4
5.80%, 4/14/20 (9)	79	5
6.15%, 6/19/20 (9)	102	6
8.25%, 4/12/21 (4) (9)	115	7
6.10%, 10/4/22 (4) (9)	321	20
6.00%, 1/27/23 (4) (9)	50	3
6.60%, 11/27/26 (4) (9)	22	1
6.85%, 3/23/27 (4) (9)	88	6
7.00%, 3/23/32 (4) (9)	33	2
7.05%, 11/2/35 (4) (9)	11	1
7.25%, 3/23/37 (4) (9)	35	2

		57

Macau – 0.6%

MGM China Holdings Ltd., 5.38%, 5/15/24 (5)	80	70

Sands China Ltd., 5.90%, 8/8/28	215	181
4.88%, 6/18/30	100	78

Studio City Finance Ltd., 6.00%, 7/15/25 (5)	200	112

		441

Malaysia – 3.0%

Malaysia Government Bond, 3.76%, 4/20/23 (MYR)	1,301	282
3.90%, 11/30/26 (MYR)	2,363	507
3.73%, 6/15/28 (MYR)	1,600	335
3.89%, 8/15/29 (MYR)	279	58
3.58%, 7/15/32 (MYR)	1,174	236
3.83%, 7/5/34 (MYR)	925	183
4.25%, 5/31/35 (MYR)	513	105
4.76%, 4/7/37 (MYR)	182	39
4.92%, 7/6/48 (MYR)	114	24
4.07%, 6/15/50 (MYR)	550	102

Malaysia Government Investment Issue, 3.47%, 10/15/30 (MYR)	253	51
3.45%, 7/15/36 (MYR)	91	17

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	243	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)

FOREIGN ISSUER BONDS – 88.9% continued

Malaysia – 3.0% continued

Petronas Capital Ltd., 4.55%, 4/21/50 (4)	$200	$178

		2,117

Mauritius – 0.3%

Axian Telecom, 7.38%, 2/16/27 (5)	200	181

Mexico – 8.0%

Alsea S.A.B. de C.V., 7.75%, 12/14/26 (5)	170	158

America Movil S.A.B. de C.V., 5.38%, 4/4/32 (5)	240	206

Banco Mercantil del Norte S.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 5.03%), 6.63%, 1/24/32 (2) (5) (7)	220	173

Braskem Idesa SAPI, 7.45%, 11/15/29 (5)	150	114

CIBANCO S.A. Institucion de Banca Multiple Trust CIB, 4.38%, 7/22/31 (5)	150	106

Comision Federal de Electricidad, 8.18%, 12/23/27 (MXN)	750	33

Corp. Inmobiliaria Vesta S.A.B. de C.V., 3.63%, 5/13/31 (5)	125	94

Infraestructura Energetica Nova S.A.P.I. de C.V., 4.88%, 1/14/48 (5)	200	138
4.75%, 1/15/51 (5)	100	68

Mexican Bonos, 10.00%, 12/5/24 (MXN)	6,800	335
5.75%, 3/5/26 (MXN)	3,890	170
7.50%, 6/3/27 (MXN)	11,860	540
8.50%, 5/31/29 (MXN)	8,000	375
7.75%, 5/29/31 (MXN)	2,970	131
7.75%, 11/23/34 (MXN)	1,460	63
10.00%, 11/20/36 (MXN)	8,020	409
8.50%, 11/18/38 (MXN)	5,290	237
7.75%, 11/13/42 (MXN)	6,250	258

Mexico City Airport Trust, 5.50%, 7/31/47 (5)	125	78

Mexico Government International Bond, 4.75%, 4/27/32	200	179
4.88%, 5/19/33	100	88
6.05%, 1/11/40	30	28

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)

FOREIGN ISSUER BONDS – 88.9% continued

Mexico – 8.0% continued

4.75%, 3/8/44	$38	$29
5.55%, 1/21/45	40	34
5.75%, 10/12/10 (11)	186	144

Petroleos Mexicanos, 7.19%, 9/12/24 (MXN)(4)	1,000	45
5.95%, 1/28/31	415	280
6.70%, 2/16/32	219	154
6.75%, 9/21/47	670	373
6.35%, 2/12/48	62	33
7.69%, 1/23/50	200	122
6.95%, 1/28/60	209	116

Sigma Alimentos S.A. de C.V., 4.13%, 5/2/26 (5)	75	67

Total Play Telecomunicaciones S.A. de C.V., 6.38%, 9/20/28 (5)	150	106

Trust Fibra Uno, 5.25%, 1/30/26 (5)	160	145
6.39%, 1/15/50 (5)	85	59

		5,688

Mongolia – 0.3%

Development Bank of Mongolia LLC, 7.25%, 10/23/23 (4)	200	190

Mongolian Mining Corp., 2.34%, 4/1/23 (2) (3)	28	10

		200

Morocco – 0.3%

OCP S.A., 3.75%, 6/23/31 (5)	100	76
5.13%, 6/23/51 (4)	200	128

		204

Mozambique – 0.2%

Mozambique International Bond,
(Step to 9.00% on 9/15/23), 5.00%, 9/15/31 (4) (6)	200	138

Nigeria – 1.4%

Access Bank PLC, 6.13%, 9/21/26 (5)	125	94

IHS Netherlands Holdco B.V., 8.00%, 9/18/27 (4)	250	211

Nigeria Government International Bond, 8.75%, 1/21/31 (4)	200	141
7.38%, 9/28/33 (4)	215	130

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	244	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)

FOREIGN ISSUER BONDS – 88.9% continued

Nigeria – 1.4% continued
7.70%, 2/23/38 (4)	$200	$117
8.25%, 9/28/51 (5)	200	112

SEPLAT Energy PLC, 7.75%, 4/1/26 (5)	200	163

		968

Oman – 1.9%

Oman Government International Bond, 5.63%, 1/17/28 (4)	200	186
6.50%, 3/8/47 (4)	200	157
6.75%, 1/17/48 (4)	711	573

OQ SAOC, 5.13%, 5/6/28 (5)	200	178

Oryx Funding Ltd., 5.80%, 2/3/31 (5)	100	89

Oztel Holdings SPC Ltd., 6.63%, 4/24/28 (5)	150	145

		1,328

Pakistan – 0.3%

Pakistan Government International Bond, 8.25%, 4/15/24 (4)	200	84
7.38%, 4/8/31 (4)	250	94

		178

Panama – 0.7%

Panama Government International Bond, 8.88%, 9/30/27	21	24
9.38%, 4/1/29	23	27
6.70%, 1/26/36	34	34
4.50%, 4/16/50	200	139
4.30%, 4/29/53	200	133
4.50%, 4/1/56	200	135

		492

Papua New Guinea – 0.2%

Papua New Guinea Government International Bond, 8.38%, 10/4/28 (4)	200	162

Paraguay – 0.7%

Paraguay Government International Bond, 2.74%, 1/29/33 (4)	485	348
5.60%, 3/13/48 (4)	200	150

		498

Peru – 2.9%

Consorcio Transmantaro S.A.,

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)

FOREIGN ISSUER BONDS – 88.9% continued

Peru – 2.9% continued

5.20%, 4/11/38 (5)	$130	$111

Fondo MIVIVIENDA S.A., 4.63%, 4/12/27 (5)	125	117

Hunt Oil Co. of Peru LLC Sucursal Del Peru, 6.38%, 6/1/28 (4)	183	163

Intercorp Peru Ltd., 3.88%, 8/15/29 (4)	200	162

Peru Government Bond, 6.15%, 8/12/32 (PEN)	700	145
5.40%, 8/12/34 (PEN)	215	40
5.35%, 8/12/40 (PEN)	289	50

Peru LNG S.r.l., 5.38%, 3/22/30 (4)	200	158

Peruvian Government International Bond, 2.39%, 1/23/26	225	204
2.78%, 1/23/31	375	297
6.95%, 8/12/31 (PEN)(4)	363	81
8.75%, 11/21/33	70	84
3.30%, 3/11/41	11	8
2.78%, 12/1/60	31	17

Petroleos del Peru S.A., 5.63%, 6/19/47 (4)	485	291

Scotiabank Peru S.A.A.,

(Variable, ICE LIBOR USD 3M + 3.86%), 4.50%, 12/13/27 (5) (7)	120	118

		2,046

Philippines – 0.3%

Philippine Government International Bond, 10.63%, 3/16/25	48	54
9.50%, 2/2/30	52	64
6.38%, 10/23/34	100	105

		223

Poland – 1.7%

Republic of Poland Government Bond, 2.50%, 4/25/24 (PLN)	1,512	284
3.25%, 7/25/25 (PLN)	387	70
2.50%, 7/25/26 (PLN)	1,999	340
0.25%, 10/25/26 (PLN)	62	10
3.75%, 5/25/27 (PLN)	463	80
2.50%, 7/25/27 (PLN)	1,111	181
2.75%, 4/25/28 (PLN)	1,000	161
2.75%, 10/25/29 (PLN)	524	80

		1,206

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	245	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)

FOREIGN ISSUER BONDS – 88.9% continued

Qatar – 2.1%

Qatar Government International Bond, 4.00%, 3/14/29 (4)	$689	$661
5.10%, 4/23/48 (4)	425	413
4.82%, 3/14/49 (4)	200	186

QNB Finance Ltd., 3.50%, 3/28/24 (4)	200	194

		1,454

Romania – 1.0%

Romania Government Bond, 5.80%, 7/26/27 (RON)	520	92
4.15%, 10/24/30 (RON)	465	69
4.75%, 10/11/34 (RON)	400	57

Romanian Government International Bond, 3.00%, 2/27/27 (4)	18	15
1.75%, 7/13/30 (EUR)(4)	300	191
3.00%, 2/14/31 (4)	14	10
3.63%, 3/27/32 (4)	60	44
5.13%, 6/15/48 (4)	200	140
4.00%, 2/14/51 (4)	100	56

		674

Russia – 0.5%

Russian Federal Bond - OFZ, 8.15%, 2/3/27 (RUB)(9) (10)	22,232	122
6.90%, 5/23/29 (RUB)(9) (10)	24,300	133
8.50%, 9/17/31 (RUB)(9) (10)	8,255	45
7.25%, 5/10/34 (RUB)(9) (10)	3,917	22

		322

Rwanda – 0.2%

Rwanda International Government Bond, 5.50%, 8/9/31 (4)	200	146

Saudi Arabia – 1.5%

EIG Pearl Holdings S.a.r.l., 3.55%, 8/31/36 (5)	150	119

Saudi Arabian Oil Co., 1.63%, 11/24/25 (5)	50	45
4.25%, 4/16/39 (5)	100	86

Saudi Government International Bond, 4.50%, 10/26/46 (4)	550	466
5.00%, 4/17/49 (4)	200	181
3.45%, 2/2/61 (4)	200	136

		1,033

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)

FOREIGN ISSUER BONDS – 88.9% continued

Serbia – 0.3%

Serbia International Bond, 1.50%, 6/26/29 (EUR)(4)	$300	$195

Singapore – 0.5%

BOC Aviation Ltd., 2.75%, 12/2/23 (4)	200	195

United Overseas Bank Ltd.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.50%), 3.75%, 4/15/29 (4) (7)	200	194

		389

South Africa – 4.7%

Gold Fields Orogen Holdings BVI Ltd., 6.13%, 5/15/29 (5)	200	188

Liquid Telecommunications Financing PLC, 5.50%, 9/4/26 (5)	150	117

Republic of South Africa Government Bond, 7.75%, 2/28/23 (ZAR)	3,679	204
10.50%, 12/21/26 (ZAR)	1,130	65
8.00%, 1/31/30 (ZAR)	2,195	104
7.00%, 2/28/31 (ZAR)	1,086	46
8.25%, 3/31/32 (ZAR)	15,783	718
8.88%, 2/28/35 (ZAR)	4,995	226
6.25%, 3/31/36 (ZAR)	1,410	49
8.50%, 1/31/37 (ZAR)	7,973	340
9.00%, 1/31/40 (ZAR)	796	35
6.50%, 2/28/41 (ZAR)	987	33
8.75%, 1/31/44 (ZAR)	728	30
8.75%, 2/28/48 (ZAR)	4,421	185

Republic of South Africa Government International Bond, 4.30%, 10/12/28	540	449
5.38%, 7/24/44	200	130
5.75%, 9/30/49	200	128

Sasol Financing U.S.A. LLC, 4.38%, 9/18/26	125	109
5.50%, 3/18/31	250	189

		3,345

South Korea – 1.0%

Export-Import Bank of Korea, 4.25%, 9/15/27	185	180

Hana Bank, 4.38%, 9/30/24 (5)	100	98

Hyundai Capital Services, Inc.,

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	246	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)

FOREIGN ISSUER BONDS – 88.9% continued

South Korea – 1.0% continued
1.25%, 2/8/26 (4)	$200	$174

Kyobo Life Insurance Co. Ltd.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.89%), 5.90%, 6/15/52 (5) (7)	100	97

POSCO,
4.38%, 8/4/25 (5)	200	193

		742

Sri Lanka – 0.1%

Sri Lanka Government International Bond,
6.85%, 3/14/24 (4)	200	49
7.85%, 3/14/29 (4)	200	49

		98

Taiwan – 0.5%

TSMC Arizona Corp.,
3.13%, 10/25/41	100	74

TSMC Global Ltd.,
2.25%, 4/23/31 (4)	95	75
4.63%, 7/22/32 (5)	200	189

		338

Tanzania, United Republic of – 0.3%

HTA Group Ltd.,
7.00%, 12/18/25 (4)	275	241

Thailand – 2.8%

Bangkok Bank PCL,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.15%), 3.47%, 9/23/36 (5) (7)	325	251

GC Treasury Center Co. Ltd.,
4.40%, 3/30/32 (5)	200	171

Thailand Government Bond,
2.40%, 12/17/23 (THB)	18,128	485
2.88%, 12/17/28 (THB)	1,314	35
2.00%, 12/17/31 (THB)	2,048	50
3.78%, 6/25/32 (THB)	5,307	148
1.59%, 12/17/35 (THB)	3,849	80
3.40%, 6/17/36 (THB)	2,700	69
3.30%, 6/17/38 (THB)	18,047	446
2.00%, 6/17/42 (THB)	1,436	28
2.88%, 6/17/46 (THB)	644	14
3.60%, 6/17/67 (THB)	598	12

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)

FOREIGN ISSUER BONDS – 88.9% continued

Thailand – 2.8% continued

TMBThanachart Bank PCL,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.26%), 4.90%, 12/2/24 (2) (4) (7)	$200	$180

		1,969

Turkey – 1.1%

Turkey Government International Bond,
5.13%, 2/17/28	300	232
4.88%, 4/16/43	545	307
5.75%, 5/11/47	200	120

Ulker Biskuvi Sanayi AS,
6.95%, 10/30/25 (4)	200	139

		798

Ukraine – 0.7%

MHP Lux S.A.,
6.95%, 4/3/26 (4) (9)	200	101

State Agency of Roads of Ukraine,
6.25%, 6/24/28 (4) (10)	200	38

Ukraine Government Bond,
10.95%, 11/1/23 (UAH)	1,276	23
15.84%, 2/26/25 (UAH)	1,043	17

Ukraine Government International Bond,
15.84%, 2/26/25 (UAH)(4) (10)	8,000	133
7.75%, 9/1/26 (4) (9) (10)	150	32
6.88%, 5/21/29 (4) (9) (10)	200	37

VF Ukraine PAT via VFU Funding PLC,
6.20%, 2/11/25 (4)	200	109

		490

United Arab Emirates – 2.0%

Abu Dhabi Government International Bond,
1.63%, 6/2/28 (4)	250	212
3.13%, 9/30/49 (4)	200	142
2.70%, 9/2/70 (4)	200	121

Emirate of Dubai Government International Bonds,
5.25%, 1/30/43 (4)	200	173
3.90%, 9/9/50 (4)	250	169

Galaxy Pipeline Assets Bidco Ltd.,
1.75%, 9/30/27 (5)	243	221

MAF Global Securities Ltd.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.89%), 7.88%, 6/30/27 (2) (4) (7)	200	197

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	247	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)

FOREIGN ISSUER BONDS – 88.9% continued

United Arab Emirates – 2.0% continued

Sweihan PV Power Co. PJSC,
3.63%, 1/31/49 (5)	$199	$158

		1,393

Uruguay – 0.5%

Uruguay Government International Bond,
8.50%, 3/15/28 (UYU)(4)	509	11
4.38%, 12/15/28 (UYU)	241	14
8.25%, 5/21/31 (UYU)	1,579	32
7.88%, 1/15/33	51	61
7.63%, 3/21/36	34	41
3.88%, 7/2/40 (UYU)	2,634	75
4.13%, 11/20/45	33	28
5.10%, 6/18/50	36	33
4.98%, 4/20/55	55	49

		344

Uzbekistan – 0.6%

Republic of Uzbekistan International Bond,
5.38%, 2/20/29 (4)	200	168
3.70%, 11/25/30 (4)	200	144

Uzauto Motors AJ,
4.85%, 5/4/26 (5)	100	79

		391

Venezuela – 0.6%

Petroleos de Venezuela S.A.,
8.50%, 10/27/20 (4) (9) (10)	1,480	252
9.00%, 11/17/21 (4) (9) (10)	172	3
12.75%, 2/17/22 (4) (9) (10)	92	2
5.38%, 4/12/27 (4) (9) (10)	77	1
9.75%, 5/17/35 (4) (9) (10)	222	4

Venezuela Government International Bond,
7.75%, 10/13/19 (4) (9) (10)	72	5
12.75%, 8/23/22 (4) (9) (10)	151	11
9.00%, 5/7/23 (4) (9) (10)	62	4
8.25%, 10/13/24 (4) (9) (10)	141	10
11.75%, 10/21/26 (4) (9) (10)	632	46
9.25%, 9/15/27 (9) (10)	186	14
9.25%, 5/7/28 (4) (9) (10)	102	8
11.95%, 8/5/31 (4) (9) (10)	1,045	79

		439

Vietnam – 0.6%

Mong Duong Finance Holdings B.V.,

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)

FOREIGN ISSUER BONDS – 88.9% continued

Vietnam – 0.6% continued
5.13%, 5/7/29 (5)	$250	$196

Viet Nam Debt & Asset Trading Corp.,
1.00%, 10/10/25 (4)	300	253

		449

Zambia – 0.7%

First Quantum Minerals Ltd.,
7.50%, 4/1/25 (5)	300	289

Zambia Government International Bond,
5.38%, 9/20/22 (4) (9)	400	189

		478

Total Foreign Issuer Bonds

(Cost $85,702)		62,991

	NUMBER OF SHARES	VALUE (000S)

INVESTMENT COMPANIES – 8.3%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 2.31%(12) (13)	5,900,861	$5,901

Total Investment Companies
(Cost $5,901)		5,901

Total Investments – 98.0%
(Cost $92,238)		69,479

Other Assets less Liabilities – 2.0%		1,403

Net Assets – 100.0%		$70,882

(1)	Principal amount is in USD unless otherwise indicated.
(2)	Perpetual bond. Maturity date represents next call date.
(3)	Security is a payment in-kind bond (PIK), distributions received in-kind unless otherwise noted in the description.
(4)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(5)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(6)	Step coupon bond. Rate as of September 30, 2022 is disclosed.
(7)	Variable or floating rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of September 30, 2022.
(8)	Zero coupon bond.
(9)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(10)

Restricted security that has been deemed illiquid. At September 30, 2022, the value of these restricted illiquid securities amounted to approximately $1,073,000 or 1.5% of net assets. Additional information on these restricted illiquid securities is as follows:

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	248	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)

China Evergrande Group, 8.25%, 3/23/22	8/10/21	$187

China Evergrande Group, 7.50%, 6/28/23	9/9/21	50

China Evergrande Group, 10.50%, 4/11/24	4/28/20	173

Petroleos de Venezuela S.A., 8.50%, 10/27/20	4/4/17-11/14/18	1,199

Petroleos de Venezuela S.A., 9.00%, 11/17/21	1/19/16-6/14/17	100

Petroleos de Venezuela S.A., 12.75%, 2/17/22	3/10/16-6/14/17	51

Petroleos de Venezuela S.A., 5.38%, 4/12/27	7/19/16-6/14/17	30

Petroleos de Venezuela S.A., 9.75%, 5/17/35	6/20/16-6/14/17	105

Russian Federal Bond - OFZ, 8.15%, 2/3/27	3/11/20-11/9/20	321

Russian Federal Bond - OFZ, 6.90%, 5/23/29	4/10/19-9/23/21	354

Russian Federal Bond - OFZ, 8.50%, 9/17/31	9/18/20-11/27/20	128

Russian Federal Bond - OFZ, 7.25%, 5/10/34	10/7/19-10/9/19	62

State Agency of Roads of Ukraine, 6.25%, 6/24/28	6/17/21	200

Ukraine Government International Bond, 15.84%, 2/26/25	6/12/19	303

Ukraine Government International Bond, 7.75%, 9/1/26	1/5/21	165

Ukraine Government International Bond, 6.88%, 5/21/29	6/18/21	206

Venezuela Government International Bond, 7.75%, 10/13/19	6/14/17-8/11/17	43

Venezuela Government International Bond, 12.75%, 8/23/22	4/29/16-7/27/18	49

Venezuela Government International Bond, 9.00%, 5/7/23	6/14/17-8/11/17	29

Venezuela Government International Bond, 8.25%, 10/13/24	6/14/17-8/11/17	63

Venezuela Government International Bond, 11.75%, 10/21/26	3/3/17-11/13/17	333

Venezuela Government International Bond, 9.25%, 9/15/27	11/17/16-11/13/17	84

Venezuela Government International Bond, 9.25%, 5/7/28	8/11/17-5/15/18	31

Venezuela Government International Bond, 11.95%, 8/5/31	3/3/17-7/27/18	480

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)

Yuzhou Group Holdings Co. Ltd., 9.95%, 6/8/23	11/17/21	$114

Yuzhou Group Holdings Co. Ltd., 6.35%, 1/13/27	4/15/21	165

(11)	Century bond maturing in 2110.
(12)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(13)	7-day current yield as of September 30, 2022 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

10Y – 10 Year

3M – 3 Month

5Y – 5 Year

CIB – Corporate and Investment Bank

CMT – Constant Maturity

ICE – Intercontinental Exchange

LIBOR – London Interbank Offered Rate

USD – United States Dollar

BRL - Brazilian Real

CLP - Chilean Peso

CNH - Chinese Offshore Yuan

CNY - Chinese Yuan Renminbi

COP - Colombian Peso

CZK - Czech Koruna

EUR - Euro

HUF - Hungarian Forint

IDR - Indonesian Rupiah

KZT - Kazakhstan Tenge

MXN - Mexican Peso

MYR - Malaysian Ringgit

PEN - Peruvian Nuevo Sol

PLN - Polish Zloty

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	249	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued

RON - Romanian Leu

RUB - Russian Ruble

THB - Thai Baht

UAH - Ukraine Hryvnia

UYU - Uruguayan Peso

ZAR - South African Rand

At September 30, 2022, the Fund had outstanding forward foreign currency exchange contracts as follows:

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000S)
Barclays	Chilean Peso	125,720	United States Dollar	140	10/28/22	$ 11
Barclays	Indonesian Rupiah	1,461,608	United States Dollar	98	11/9/22	3
Barclays	Peruvian Nuevo Sol	244	United States Dollar	62	10/28/22	1
Barclays	Turkish Lira	2,147	United States Dollar	110	12/13/22	5
BNP	Chinese Offshore Yuan	503	United States Dollar	72	11/9/22	2
BNP	Colombian Peso	264,132	United States Dollar	59	10/28/22	2
BNP	Indonesian Rupiah	507,685	United States Dollar	33	10/31/22	—	*
BNP	Polish Zloty	158	United States Dollar	33	11/30/22	1
Citibank	South African Rand	1,926	United States Dollar	108	11/30/22	2
JPMorgan Chase	Brazilian Real	674	United States Dollar	130	10/4/22	5
JPMorgan Chase	Brazilian Real	569	United States Dollar	106	11/3/22	1
JPMorgan Chase	Chilean Peso	207,063	United States Dollar	216	10/28/22	3
JPMorgan Chase	Indonesian Rupiah	615,783	United States Dollar	41	10/12/22	1
JPMorgan Chase	United States Dollar	125	Brazilian Real	674	10/4/22	—	*
Merrill Lynch	United States Dollar	77	Mexican Peso	1,575	10/28/22	1
Merrill Lynch	United States Dollar	631	Thai Baht	23,836	11/30/22	3
Morgan Stanley	Chinese Offshore Yuan	1,133	United States Dollar	168	11/9/22	9
Morgan Stanley	Euro	102	United States Dollar	101	10/26/22	1
Morgan Stanley	Indonesian Rupiah	824,219	United States Dollar	55	10/31/22	1
Morgan Stanley	Mexican Peso	6,543	United States Dollar	328	10/28/22	5
Morgan Stanley	Polish Zloty	158	United States Dollar	33	11/30/22	1

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000S)
Morgan Stanley	South African Rand	738	United States Dollar	43	11/30/22	$ 2
Morgan Stanley	United States Dollar	18	Mexican Peso	368	10/28/22	1
Santander	Brazilian Real	610	United States Dollar	119	10/4/22	6
Santander	United States Dollar	113	Brazilian Real	610	10/4/22	— *
Standard Chartered Bank	Malaysian Ringgit	1,484	United States Dollar	332	10/31/22	14
Subtotal Appreciation						81
Barclays	United States Dollar	45	Chilean Peso	41,493	10/28/22	(2)
Barclays	United States Dollar	113	Indonesian Rupiah	1,690,617	11/9/22	(3)
Barclays	United States Dollar	213	Romanian Leu	1,060	11/29/22	(5)
BNP	United States Dollar	17	Chilean Peso	15,335	10/28/22	(1)
BNP	United States Dollar	72	Colombian Peso	312,801	10/28/22	(4)
BNP	United States Dollar	62	Egyptian Pound	1,232	10/24/22	(1)
BNP	United States Dollar	34	Indonesian Rupiah	507,685	10/31/22	(1)
BNP	United States Dollar	5	Mexican Peso	99	10/28/22	— *
BNP	United States Dollar	42	Polish Zloty	202	11/30/22	(1)
Citibank	Mexican Peso	1,575	United States Dollar	77	10/28/22	(1)
Citibank	United States Dollar	35	Egyptian Pound	698	10/27/22	(1)
Citibank	United States Dollar	125	Mexican Peso	2,525	10/28/22	— *
JPMorgan Chase	Brazilian Real	569	United States Dollar	105	10/4/22	— *
JPMorgan Chase	United States Dollar	107	Brazilian Real	569	10/4/22	(1)
JPMorgan Chase	United States Dollar	226	Chilean Peso	213,595	10/28/22	(7)
JPMorgan Chase	United States Dollar	41	Indonesian Rupiah	615,783	10/12/22	(1)
Merrill Lynch	Mexican Peso	1,575	United States Dollar	75	10/28/22	(3)
Merrill Lynch	United States Dollar	10	Chilean Peso	9,228	10/28/22	— *
Merrill Lynch	United States Dollar	287	Chinese Offshore Yuan	2,014	11/9/22	(5)
Morgan Stanley	Mexican Peso	736	United States Dollar	35	10/28/22	(1)
Morgan Stanley	United States Dollar	166	Chinese Offshore Yuan	1,134	11/9/22	(7)
Morgan Stanley	United States Dollar	59	Czech Koruna	1,440	11/30/22	(2)
Morgan Stanley	United States Dollar	55	Indonesian Rupiah	824,219	10/31/22	(2)

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	250	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000S)
Morgan Stanley	United States Dollar	57	Polish Zloty	275	11/30/22	$ (3)
Santander	Brazilian Real	273	United States Dollar	51	10/4/22	— *
Santander	United States Dollar	52	Brazilian Real	273	10/4/22	(2)
Standard Chartered Bank	Brazilian Real	441	United States Dollar	82	10/4/22	— *
Standard Chartered Bank	Euro	1,100	United States Dollar	1,069	11/16/22	(13)
Standard Chartered Bank	United States Dollar	85	Brazilian Real	442	10/4/22	(3)
Standard Chartered Bank	United States Dollar	80	Brazilian Real	433	11/3/22	— *
Standard Chartered Bank	United States Dollar	150	Czech Koruna	3,777	11/30/22	(1)
Standard Chartered Bank	United States Dollar	127	Hungarian Forint	52,946	11/30/22	(7)
Standard Chartered Bank	United States Dollar	382	Malaysian Ringgit	1,699	10/31/22	(18)
Standard Chartered Bank	United States Dollar	24	Philippine Peso	1,357	10/31/22	(1)
Standard Chartered Bank	United States Dollar	20	South African Rand	344	11/30/22	(1)
Subtotal Depreciation						(98)

Total						$(17)

*	Amount rounds to less than one thousand.

At September 30, 2022, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	%OF NET ASSETS

United States Dollar	71.4%

All other currencies less than 5%	26.6

Total Investments	98.0

Other Assets less Liabilities	2.0

Net Assets	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2022:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

Convertible Bonds	$ —	$ 1	$—	$ 1

Corporate Bonds	—	586	—	586

Foreign Issuer Bonds(1)	—	62,991	—	62,991

Investment Companies	5,901	—	—	5,901

Total Investments	$5,901	$63,578	$—	$69,479

OTHER FINANCIAL INSTRUMENTS

Assets

Forward Foreign Currency Exchange Contracts	$ —	$ 81	$—	$ 81

Liabilities

Forward Foreign Currency Exchange Contracts	—	(98)	—	(98)

Total Other Financial Instruments	$ —	$ (17)	$—	$ (17)
(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	251	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CONVERTIBLE BONDS – 0.2%

Cable & Satellite – 0.2%

DISH Network Corp., 3.38%, 8/15/26	$365	$251

Oil & Gas Producers – 0.0%

Gulfport Energy Corp., 10.00%, 11/3/22(1) (2) (3) (4) (5)	—	28

Telecommunications – 0.0%

Digicel Group Holdings Ltd., 7.00%, 10/19/22(1) (3) (4)	8	1

Total Convertible Bonds

(Cost $345)		280

CORPORATE BONDS – 80.1%

Advertising & Marketing – 0.2%

Outfront Media Capital LLC/Outfront Media Capital Corp., 6.25%, 6/15/25 (1)	60	58
5.00%, 8/15/27 (1)	125	109
4.25%, 1/15/29 (1)	25	20
4.63%, 3/15/30 (1)	100	78

Summer BC Bidco B LLC, 5.50%, 10/31/26 (1)	140	115

		380

Aerospace & Defense – 1.5%

Howmet Aerospace, Inc., 5.90%, 2/1/27	25	24
5.95%, 2/1/37	100	90

Spirit AeroSystems, Inc., 5.50%, 1/15/25 (1)	25	24
7.50%, 4/15/25 (1)	75	71
4.60%, 6/15/28	25	18

TransDigm, Inc., 6.25%, 3/15/26 (1)	360	349
6.38%, 6/15/26	775	732
7.50%, 3/15/27	100	95
5.50%, 11/15/27	375	326
4.63%, 1/15/29	100	81
4.88%, 5/1/29	1,100	889

Triumph Group, Inc., 8.88%, 6/1/24 (1)	19	19
7.75%, 8/15/25	25	19

		2,737

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 80.1% continued

Apparel & Textile Products – 0.0%

Crocs, Inc., 4.13%, 8/15/31 (1)	$25	$19

Kontoor Brands, Inc., 4.13%, 11/15/29 (1)	25	20

		39

Asset Management – 0.9%

AG Issuer LLC, 6.25%, 3/1/28 (1)	75	65

AG TTMT Escrow Issuer LLC, 8.63%, 9/30/27 (1)	25	24

Compass Group Diversified Holdings LLC, 5.25%, 4/15/29 (1)	50	39
5.00%, 1/15/32 (1)	25	18

Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 4.75%, 9/15/24	250	234
6.38%, 12/15/25	25	24
6.25%, 5/15/26	100	93
5.25%, 5/15/27	150	131
4.38%, 2/1/29	25	20

NFP Corp., 4.88%, 8/15/28 (1)	50	43
6.88%, 8/15/28 (1)	1,155	901
7.50%, 10/1/30 (1)	25	24

		1,616

Automotive – 4.0%

Adient Global Holdings Ltd., 4.88%, 8/15/26 (1)	115	101

Clarios Global L.P., 6.75%, 5/15/25 (1)	90	88

Clarios Global L.P./Clarios U.S. Finance Co., 8.50%, 5/15/27 (1)	25	24

Cooper-Standard Automotive, Inc., 13.00%, 6/1/24 (1)	25	26

Dana Financing Luxembourg S.a.r.l., 5.75%, 4/15/25 (1)	80	76

Dana, Inc., 4.50%, 2/15/32	45	32

Dealer Tire LLC/DT Issuer LLC, 8.00%, 2/1/28 (1)	25	22

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	252	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 80.1% continued

Automotive – 4.0% continued

Dornoch Debt Merger Sub, Inc., 6.63%, 10/15/29 (1)	$965	$696

Ford Motor Co., 9.63%, 4/22/30	1,240	1,378
7.45%, 7/16/31	850	834
3.25%, 2/12/32	75	54
6.10%, 8/19/32	50	44
4.75%, 1/15/43	140	93
5.29%, 12/8/46	385	271

Ford Motor Credit Co. LLC, 3.81%, 1/9/24	120	116
4.06%, 11/1/24	265	249
5.13%, 6/16/25	400	377
4.39%, 1/8/26	140	127
4.13%, 8/17/27	105	90
5.11%, 5/3/29	525	455
4.00%, 11/13/30	200	156
3.63%, 6/17/31	200	149

Goodyear Tire & Rubber (The) Co., 9.50%, 5/31/25	230	239
5.00%, 5/31/26	110	102
5.00%, 7/15/29	290	237
5.25%, 4/30/31	160	128
5.25%, 7/15/31 (1)	100	80
5.63%, 4/30/33	50	40

PM General Purchaser LLC, 9.50%, 10/1/28 (1)	50	42

Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29 (1)	800	578

Tenneco, Inc., 5.00%, 7/15/26	25	24
7.88%, 1/15/29 (1)	75	73

Wheel Pros, Inc., 6.50%, 5/15/29 (1)	625	286

		7,287

Banking – 0.3%

Bank of America Corp.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.23%), 6.13%, 4/27/27 (3) (6)	35	33
(Variable, ICE LIBOR USD 3M + 2.93%), 5.88%, 3/15/28 (3) (6)	75	64

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 80.1% continued

Banking – 0.3% continued

Citigroup, Inc.,
(Variable, U.S. SOFR + 3.23%), 4.70%, 1/30/25 (3) (6)	$75	$60
(Variable, ICE LIBOR USD 3M + 4.07%), 5.95%, 7/29/49 (6)	50	50

JPMorgan Chase & Co.,
(Variable, ICE LIBOR USD 3M + 3.30%), 6.00%, 8/1/23 (3) (6)	125	122
(Variable, ICE LIBOR USD 3M + 3.33%), 6.13%, 4/30/24 (3) (6)	50	48
(Variable, U.S. SOFR + 3.13%), 4.60%, 2/1/25 (3) (6)	75	66
(Variable, ICE LIBOR USD 3M + 3.33%), 6.10%, 10/29/49 (6)	50	48

		491

Beverages – 0.0%

Triton Water Holdings, Inc., 6.25%, 4/1/29(1)	50	38

Biotechnology & Pharmaceuticals – 0.7%

Bausch Health Americas, Inc., 8.50%, 1/31/27 (1)	175	74

Bausch Health Cos., Inc., 9.00%, 12/15/25 (1)	250	159
6.13%, 2/1/27 (1)	50	35
7.00%, 1/15/28 (1)	25	10
5.00%, 1/30/28 (1)	75	28
7.25%, 5/30/29 (1)	50	19
5.25%, 1/30/30 (1)	75	28
5.25%, 2/15/31 (1)	50	19

Endo Dac/Endo Finance LLC/Endo Finco, Inc., 9.50%, 7/31/27 (1) (7)	125	18
6.00%, 6/30/28 (1) (7)	91	5

Endo Luxembourg Finance Co. I S.a.r.l./Endo U.S., Inc., 6.13%, 4/1/29 (1) (8)	50	39

Mallinckrodt International Finance S.A./Mallinckrodt CB LLC, 10.00%, 4/15/25 (1)	100	91
10.00%, 6/15/29 (1)	42	23

Organon & Co./Organon Foreign Debt Co-Issuer B.V., 5.13%, 4/30/31 (1)	560	459

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	253	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 80.1% continued

Biotechnology & Pharmaceuticals – 0.7% continued

P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/25 (1)	$50	$37

Par Pharmaceutical, Inc., 7.50%, 4/1/27 (1) (8)	161	127

Prestige Brands, Inc., 5.13%, 1/15/28 (1)	25	23
3.75%, 4/1/31 (1)	25	19

		1,213

Cable & Satellite – 4.2%

CCO Holdings LLC/CCO Holdings Capital Corp., 5.00%, 2/1/28 (1)	640	552
6.38%, 9/1/29 (1)	330	303
4.75%, 3/1/30 (1)	385	312
4.50%, 8/15/30 (1)	425	336
4.25%, 2/1/31 (1)	365	280
4.75%, 2/1/32 (1)	525	409
4.50%, 5/1/32	460	351
4.50%, 6/1/33 (1)	200	148
4.25%, 1/15/34 (1)	175	125

CSC Holdings LLC, 7.50%, 4/1/28 (1)	335	273
5.75%, 1/15/30 (1)	1,130	803
4.13%, 12/1/30 (1)	230	172
4.63%, 12/1/30 (1)	280	190
4.50%, 11/15/31 (1)	200	150
5.00%, 11/15/31 (1)	255	168

Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.88%, 8/15/27 (1)	225	194

DISH DBS Corp., 5.88%, 11/15/24	25	22
5.25%, 12/1/26 (1)	100	82
7.38%, 7/1/28	280	189
5.75%, 12/1/28 (1)	75	57
5.13%, 6/1/29	240	141

GCI LLC, 4.75%, 10/15/28 (1)	25	21

Midcontinent Communications/Midcontinent Finance Corp., 5.38%, 8/15/27 (1)	50	45

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 80.1% continued

Cable & Satellite – 4.2% continued

Radiate Holdco LLC/Radiate Finance, Inc., 6.50%, 9/15/28 (1)	$660	$460

Sirius XM Radio, Inc., 3.13%, 9/1/26 (1)	305	268
5.00%, 8/1/27 (1)	400	367
4.00%, 7/15/28 (1)	350	298
5.50%, 7/1/29 (1)	613	551
4.13%, 7/1/30 (1)	202	164
3.88%, 9/1/31 (1)	255	198

		7,629

Chemicals – 1.3%

Avient Corp., 5.75%, 5/15/25 (1)	50	48
7.13%, 8/1/30 (1)	140	129

Chemours (The) Co., 4.63%, 11/15/29 (1)	25	19

Cornerstone Chemical Co., 6.75%, 8/15/24 (1)	25	21

Diamond BC B.V., 4.63%, 10/1/29 (1)	125	87

HB Fuller Co., 4.25%, 10/15/28	130	109

Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, 7/1/28 (1)	25	21

Innophos Holdings, Inc., 9.38%, 2/15/28 (1)	50	48

Iris Holdings, Inc., 8.75%, (100% Cash), 2/15/26 (1) (4)	25	23

LSB Industries, Inc., 6.25%, 10/15/28 (1)	25	21

Minerals Technologies, Inc., 5.00%, 7/1/28 (1)	25	22

Olin Corp., 5.63%, 8/1/29	175	155

Olympus Water U.S. Holding Corp., 7.13%, 10/1/27 (1)	100	90
4.25%, 10/1/28 (1)	200	154

Polar U.S. Borrower LLC/Schenectady International Group, Inc., 6.75%, 5/15/26 (1)	50	28

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	254	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 80.1% continued

Chemicals – 1.3% continued

SCIH Salt Holdings, Inc., 4.88%, 5/1/28 (1)	$50	$41
6.63%, 5/1/29 (1)	245	188

SCIL IV LLC/SCIL U.S.A. Holdings LLC, 5.38%, 11/1/26 (1)	200	155

Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc., 5.38%, 9/1/25 (1)	100	81
5.13%, 4/1/29 (1)	100	59

Tronox, Inc., 4.63%, 3/15/29 (1)	255	189

Univar Solutions U.S.A., Inc., 5.13%, 12/1/27 (1)	220	196

Vibrantz Technologies, Inc., 9.00%, 2/15/30 (1)	125	81

WR Grace Holdings LLC, 4.88%, 6/15/27 (1)	75	64
5.63%, 8/15/29 (1)	535	401

		2,430

Commercial Support Services – 1.9%

ADT Security (The) Corp., 4.13%, 8/1/29 (1)	320	266
4.88%, 7/15/32 (1)	50	40

Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.63%, 7/15/26 (1)	265	236
9.75%, 7/15/27 (1)	125	103
6.00%, 6/1/29 (1)	160	103

Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l., 4.63%, 6/1/28 (1)	330	254

AMN Healthcare, Inc., 4.63%, 10/1/27 (1)	25	23
4.00%, 4/15/29 (1)	200	169

APX Group, Inc., 6.75%, 2/15/27 (1)	240	224
5.75%, 7/15/29 (1)	230	182

Aramark Services, Inc., 5.00%, 4/1/25 (1)	285	272
6.38%, 5/1/25 (1)	100	98
5.00%, 2/1/28 (1)	120	107

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 80.1% continued

Commercial Support Services – 1.9% continued

ASGN, Inc., 4.63%, 5/15/28 (1)	$355	$305

Covanta Holding Corp., 5.00%, 9/1/30	50	39

GEO Group (The), Inc., 6.00%, 4/15/26	25	20

Korn Ferry, 4.63%, 12/15/27 (1)	140	124

Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc., 5.00%, 2/1/26 (1)	140	120

Prime Security Services Borrower LLC/Prime Finance, Inc., 5.25%, 4/15/24 (1)	25	24
5.75%, 4/15/26 (1)	155	146
3.38%, 8/31/27 (1)	115	97
6.25%, 1/15/28 (1)	375	320

TKC Holdings, Inc., 10.50%, 5/15/29 (1)	25	19

WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26 (1)	50	46

ZipRecruiter, Inc., 5.00%, 1/15/30 (1)	105	85

		3,422

Construction Materials – 0.6%

Advanced Drainage Systems, Inc., 5.00%, 9/30/27 (1)	25	23
6.38%, 6/15/30 (1)	170	165

New Enterprise Stone & Lime Co., Inc., 5.25%, 7/15/28 (1)	50	41
9.75%, 7/15/28 (1)	75	63

Oscar AcquisitionCo LLC/Oscar Finance, Inc., 9.50%, 4/15/30 (1)	620	519

SRM Escrow Issuer LLC, 6.00%, 11/1/28 (1)	75	61

Standard Industries, Inc., 4.75%, 1/15/28 (1)	20	17

4.38%, 7/15/30 (1)	175	134

Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 1/15/29 (1)	50	44

		1,067

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	255	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 80.1% continued

Consumer Services – 0.1%

Adtalem Global Education, Inc., 5.50%, 3/1/28 (1)	$40	$36

Carriage Services, Inc., 4.25%, 5/15/29 (1)	25	20

Graham Holdings Co., 5.75%, 6/1/26 (1)	25	24

PROG Holdings, Inc., 6.00%, 11/15/29 (1)	25	20

Service Corp. International, 3.38%, 8/15/30	25	20
4.00%, 5/15/31	125	100

		220

Containers & Packaging – 2.3%

Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC, 6.00%, 6/15/27 (1)	140	132
4.00%, 9/1/29 (1)	10	7

Ardagh Packaging Finance PLC/Ardagh Holdings U.S.A., Inc., 4.13%, 8/15/26 (1)	305	254
5.25%, 8/15/27 (1)	300	188

Ball Corp., 2.88%, 8/15/30	105	81
3.13%, 9/15/31	75	56

Berry Global, Inc., 5.63%, 7/15/27 (1)	205	192

Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/1/26	195	182

Graham Packaging Co., Inc., 7.13%, 8/15/28 (1)	150	121

LABL, Inc., 6.75%, 7/15/26 (1)	530	481
5.88%, 11/1/28 (1)	25	20
8.25%, 11/1/29 (1)	25	18

Mauser Packaging Solutions Holding Co., 5.50%, 4/15/24 (1)	60	57
7.25%, 4/15/25 (1)	315	277

OI European Group B.V., 4.75%, 2/15/30 (1)	75	60

Owens-Brockway Glass Container, Inc., 5.38%, 1/15/25 (1)	25	23

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 80.1% continued

Containers & Packaging – 2.3% continued
6.38%, 8/15/25 (1)	$50	$47
6.63%, 5/13/27 (1)	19	17

Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc., 4.38%, 10/15/28 (1)	105	87

Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC, 4.00%, 10/15/27 (1)	190	159

Sealed Air Corp., 4.00%, 12/1/27 (1)	50	43
5.00%, 4/15/29 (1)	50	45

Trident TPI Holdings, Inc., 9.25%, 8/1/24 (1)	1,015	931
6.63%, 11/1/25 (1)	865	745

TriMas Corp., 4.13%, 4/15/29 (1)	50	42

		4,265

Electric Utilities – 1.9%

Calpine Corp., 4.50%, 2/15/28 (1)	80	70
5.13%, 3/15/28	370	318
4.63%, 2/1/29 (1)	448	365
5.00%, 2/1/31 (1)	469	373

Clearway Energy Operating LLC, 4.75%, 3/15/28 (1)	25	22
3.75%, 1/15/32 (1)	175	136

FirstEnergy Corp., 4.40%, 7/15/27	90	83
5.35%, 7/15/47	200	169

Leeward Renewable Energy Operations LLC, 4.25%, 7/1/29 (1)	135	109

NextEra Energy Operating Partners L.P., 3.88%, 10/15/26 (1)	50	45

NRG Energy, Inc., 6.63%, 1/15/27	16	16
3.38%, 2/15/29 (1)	25	20
5.25%, 6/15/29 (1)	305	267
3.63%, 2/15/31 (1)	70	54
3.88%, 2/15/32 (1)	50	39

PG&E Corp., 5.00%, 7/1/28	100	86

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	256	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 80.1% continued

Electric Utilities – 1.9% continued

Talen Energy Supply LLC, 6.63%, 1/15/28 (1) (7)	$50	$51

TerraForm Power Operating LLC, 5.00%, 1/31/28 (1)	25	22
4.75%, 1/15/30 (1)	50	42

Vistra Corp.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.74%), 7.00%, 12/15/26 (1) (3) (6)	365	319

Vistra Operations Co. LLC, 5.50%, 9/1/26 (1)	250	232
5.63%, 2/15/27 (1)	140	131
5.00%, 7/31/27 (1)	280	253
4.38%, 5/1/29 (1)	350	291

		3,513

Electrical Equipment – 0.4%

BWX Technologies, Inc., 4.13%, 4/15/29 (1)	25	22

Sensata Technologies B.V., 5.63%, 11/1/24 (1)	150	149
5.00%, 10/1/25 (1)	25	24
4.00%, 4/15/29 (1)	325	269
5.88%, 9/1/30 (1)	145	136

Sensata Technologies, Inc., 3.75%, 2/15/31 (1)	25	20

Vertiv Group Corp., 4.13%, 11/15/28 (1)	85	68

WESCO Distribution, Inc., 7.25%, 6/15/28 (1)	25	24

		712

Engineering & Construction – 0.4%

Arcosa, Inc., 4.38%, 4/15/29 (1)	25	21

Brand Industrial Services, Inc., 8.50%, 7/15/25 (1)	25	18

Global Infrastructure Solutions, Inc., 7.50%, 4/15/32 (1)	145	110

IEA Energy Services LLC, 6.63%, 8/15/29 (1)	320	312

Installed Building Products, Inc., 5.75%, 2/1/28 (1)	25	23

TopBuild Corp., 4.13%, 2/15/32 (1)	25	19

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 80.1% continued

Engineering & Construction – 0.4% continued

VM Consolidated, Inc., 5.50%, 4/15/29 (1)	$265	$228

		731

Entertainment Content – 1.5%

Allen Media LLC/Allen Media Co-Issuer, Inc., 10.50%, 2/15/28 (1)	25	12

AMC Networks, Inc., 4.25%, 2/15/29	110	81

Diamond Sports Group LLC/Diamond Sports Finance Co., 5.38%, 8/15/26 (1)	220	44
6.63%, 8/15/27 (1)	50	3

Lions Gate Capital Holdings LLC, 5.50%, 4/15/29 (1)	990	738

Playtika Holding Corp., 4.25%, 3/15/29 (1)	585	468

Sterling Entertainment Group LLC, 10.25%, 1/15/24 (2) (9)	1,110	1,079

Univision Communications, Inc., 5.13%, 2/15/25 (1)	25	24
6.63%, 6/1/27 (1)	75	71
4.50%, 5/1/29	175	143
7.38%, 6/30/30 (1)	75	72

WMG Acquisition Corp., 3.88%, 7/15/30 (1)	45	37

		2,772

Food – 0.8%

BellRing Brands, Inc., 7.00%, 3/15/30 (1)	75	69

Darling Ingredients, Inc., 5.25%, 4/15/27 (1)	50	47
6.00%, 6/15/30 (1)	60	57

Herbalife Nutrition Ltd./HLF Financing, Inc., 7.88%, 9/1/25 (1)	75	68

HLF Financing S.a.r.l. LLC/Herbalife International, Inc., 4.88%, 6/1/29 (1)	25	18

JBS U.S.A. LUX S.A./JBS U.S.A. Food Co./JBS U.S.A. Finance, Inc., 5.50%, 1/15/30 (1)	75	69

Lamb Weston Holdings, Inc., 4.13%, 1/31/30 (1)	50	42

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	257	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 80.1% continued

Food – 0.8% continued
4.38%, 1/31/32 (1)	$50	$41

Nathan’s Famous, Inc., 6.63%, 11/1/25 (1)	36	36

Pilgrim’s Pride Corp., 4.25%, 4/15/31 (1)	230	184
3.50%, 3/1/32 (1)	95	72

Post Holdings, Inc., 5.75%, 3/1/27 (1)	27	26
5.63%, 1/15/28 (1)	25	23
5.50%, 12/15/29 (1)	100	86
4.50%, 9/15/31 (1)	50	40

Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.63%, 3/1/29 (1)	765	625

		1,503

Forestry, Paper & Wood Products – 0.1%

Domtar Corp., 6.75%, 10/1/28 (1)	42	33

Glatfelter Corp., 4.75%, 11/15/29 (1)	110	63

		96

Gas & Water Utilities – 0.2%

AmeriGas Partners L.P./AmeriGas Finance Corp., 5.50%, 5/20/25	25	23
5.75%, 5/20/27	50	45

Ferrellgas L.P./Ferrellgas Finance Corp., 5.38%, 4/1/26 (1)	150	132
5.88%, 4/1/29 (1)	150	123

Suburban Propane Partners L.P./Suburban Energy Finance Corp., 5.00%, 6/1/31 (1)	25	21

		344

Health Care Facilities & Services – 5.3%

Acadia Healthcare Co., Inc., 5.50%, 7/1/28 (1)	75	68
5.00%, 4/15/29 (1)	50	44

AHP Health Partners, Inc., 5.75%, 7/15/29 (1)	25	19

Air Methods Corp., 8.00%, 5/15/25 (1)	50	25

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 80.1% continued

Health Care Facilities & Services – 5.3% continued

Cano Health LLC, 6.25%, 10/1/28 (1)	$720	$680

Centene Corp., 4.25%, 12/15/27	175	160
2.45%, 7/15/28	25	20
4.63%, 12/15/29	355	319
3.38%, 2/15/30	250	204
3.00%, 10/15/30	300	238
2.50%, 3/1/31	75	57
2.63%, 8/1/31	145	109

Charles River Laboratories International, Inc., 3.75%, 3/15/29 (1)	50	42
4.00%, 3/15/31 (1)	25	20

CHS/Community Health Systems, Inc., 8.00%, 3/15/26 (1)	270	234
5.63%, 3/15/27 (1)	165	127
8.00%, 12/15/27 (1)	254	201
6.88%, 4/1/28 (1)	28	13
6.00%, 1/15/29 (1)	120	88
6.88%, 4/15/29 (1)	100	48
6.13%, 4/1/30 (1)	125	59
5.25%, 5/15/30 (1)	265	185
4.75%, 2/15/31 (1)	125	84

DaVita, Inc., 4.63%, 6/1/30 (1)	465	360
3.75%, 2/15/31 (1)	130	93

Encompass Health Corp., 4.50%, 2/1/28	75	64
4.75%, 2/1/30	75	62

Envision Healthcare Corp., 8.75%, 10/15/26 (1)	205	66

HCA, Inc., 5.38%, 2/1/25	360	356
5.50%, 6/15/47	85	72

IQVIA, Inc., 5.00%, 5/15/27 (1)	100	93

Legacy LifePoint Health LLC, 6.75%, 4/15/25 (1)	80	76
4.38%, 2/15/27 (1)	190	157

LifePoint Health, Inc., 5.38%, 1/15/29 (1)	25	17

ModivCare Escrow Issuer, Inc., 5.00%, 10/1/29 (1)	25	20

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	258	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 80.1% continued

Health Care Facilities & Services – 5.3% continued

Molina Healthcare, Inc., 4.38%, 6/15/28 (1)	$205	$185
3.88%, 11/15/30 (1)	25	21
3.88%, 5/15/32 (1)	495	405

Owens & Minor, Inc., 4.50%, 3/31/29 (1)	75	59
6.63%, 4/1/30 (1)	50	44

Pediatrix Medical Group, Inc., 5.38%, 2/15/30 (1)	25	21

Prime Healthcare Services, Inc., 7.25%, 11/1/25 (1)	75	67

RP Escrow Issuer LLC, 5.25%, 12/15/25 (1)	25	21

Select Medical Corp., 6.25%, 8/15/26 (1)	150	141

Surgery Center Holdings, Inc., 6.75%, 7/1/25 (1)	840	776
10.00%, 4/15/27 (1)	495	481

Team Health Holdings, Inc., 6.38%, 2/1/25 (1)	185	137

Tenet Healthcare Corp., 4.63%, 7/15/24	160	155
4.63%, 9/1/24 (1)	25	24
4.88%, 1/1/26 (1)	100	93
6.25%, 2/1/27 (1)	100	93
5.13%, 11/1/27 (1)	985	884
6.13%, 10/1/28 (1)	1,560	1,367
4.25%, 6/1/29 (1)	75	62
4.38%, 1/15/30 (1)	100	84
6.13%, 6/15/30 (1)	75	69
6.88%, 11/15/31	25	22

U.S. Acute Care Solutions LLC, 6.38%, 3/1/26 (1)	75	63

		9,754

Home & Office Products – 0.4%

CD&R Smokey Buyer, Inc., 6.75%, 7/15/25 (1)	345	313

Newell Brands, Inc., 4.45%, 4/1/26	250	230
6.38%, 9/15/27	25	25
6.63%, 9/15/29	25	24
5.63%, 4/1/36	50	41
5.75%, 4/1/46	25	19

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 80.1% continued

Home & Office Products – 0.4% continued

Scotts Miracle-Gro (The) Co., 4.00%, 4/1/31	$75	$53
4.38%, 2/1/32	25	18

Tempur Sealy International, Inc., 4.00%, 4/15/29 (1)	50	39
3.88%, 10/15/31 (1)	50	37

		799

Home Construction – 1.3%

Adams Homes, Inc., 7.50%, 2/15/25 (1)	50	41

Ashton Woods U.S.A. LLC/Ashton Woods Finance Co., 6.63%, 1/15/28 (1)	50	42
4.63%, 4/1/30 (1)	50	36

Beazer Homes U.S.A., Inc., 6.75%, 3/15/25	50	46
7.25%, 10/15/29	50	40

Camelot Return Merger Sub, Inc., 8.75%, 8/1/28 (1)	260	214

Century Communities, Inc., 3.88%, 8/15/29 (1)	25	19

Cornerstone Building Brands, Inc., 6.13%, 1/15/29 (1)	260	145

Forestar Group, Inc., 3.85%, 5/15/26 (1)	25	21
5.00%, 3/1/28 (1)	50	40

Griffon Corp., 5.75%, 3/1/28	100	86

JELD-WEN, Inc., 6.25%, 5/15/25 (1)	50	47
4.63%, 12/15/25 (1)	155	126
4.88%, 12/15/27 (1)	300	214

KB Home, 6.88%, 6/15/27	25	24
7.25%, 7/15/30	340	309
4.00%, 6/15/31	25	18

LGI Homes, Inc., 4.00%, 7/15/29 (1)	25	19

Masonite International Corp., 5.38%, 2/1/28 (1)	100	88

MDC Holdings, Inc., 2.50%, 1/15/31	55	37

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	259	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 80.1% continued

Home Construction – 1.3% continued

Meritage Homes Corp., 6.00%, 6/1/25	$75	$73

MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 2/1/30 (1)	165	122

PGT Innovations, Inc., 4.38%, 10/1/29 (1)	50	41

Picasso Finance Sub, Inc., 6.13%, 6/15/25 (1)	19	19

Shea Homes L.P./Shea Homes Funding Corp., 4.75%, 2/15/28 (1)	190	155
4.75%, 4/1/29 (1)	25	19

STL Holding Co. LLC, 7.50%, 2/15/26 (1)	50	42

Taylor Morrison Communities, Inc., 5.75%, 1/15/28 (1)	25	22

Toll Brothers Finance Corp., 3.80%, 11/1/29	90	73

Tri Pointe Homes, Inc., 5.25%, 6/1/27	110	95

Weekley Homes LLC/Weekley Finance Corp., 4.88%, 9/15/28 (1)	50	40

		2,313

Household Products – 0.1%

Central Garden & Pet Co., 4.13%, 10/15/30	25	20
4.13%, 4/30/31 (1)	25	20

Coty, Inc., 5.00%, 4/15/26 (1)	25	23

Edgewell Personal Care Co., 5.50%, 6/1/28 (1)	75	67
4.13%, 4/1/29 (1)	50	41

Energizer Holdings, Inc., 6.50%, 12/31/27 (1)	25	22

Spectrum Brands, Inc., 5.75%, 7/15/25	2	2
5.50%, 7/15/30 (1)	25	20
3.88%, 3/15/31 (1)	25	17

		232

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 80.1% continued

Industrial Intermediate Products – 0.8%

FXI Holdings, Inc., 7.88%, 11/1/24 (1)	$50	$39
12.25%, 11/15/26 (1)	48	38

New Star Metals, Inc., 8.26%, 1/9/24 (2)	1,263	1,262

Park-Ohio Industries, Inc., 6.63%, 4/15/27	75	56

Roller Bearing Co. of America, Inc., 4.38%, 10/15/29 (1)	25	21

		1,416

Industrial Support Services – 0.8%

Ahern Rentals, Inc., 7.38%, 5/15/23 (1)	100	67

Alta Equipment Group, Inc., 5.63%, 4/15/26 (1)	25	21

APi Group DE, Inc., 4.13%, 7/15/29 (1)	110	87
4.75%, 10/15/29 (1)	130	108

BCPE Empire Holdings, Inc., 7.63%, 5/1/27 (1)	340	295

NESCO Holdings II, Inc., 5.50%, 4/15/29 (1)	50	42

PECF USS Intermediate Holding III Corp., 8.00%, 11/15/29 (1)	65	47

Resideo Funding, Inc., 4.00%, 9/1/29 (1)	190	153

United Rentals North America, Inc., 5.50%, 5/15/27	190	183
4.88%, 1/15/28	25	23
5.25%, 1/15/30	75	68
4.00%, 7/15/30	150	124
3.88%, 2/15/31	50	41
3.75%, 1/15/32	215	169

		1,428

Institutional Financial Services – 0.2%

Coinbase Global, Inc., 3.38%, 10/1/28 (1)	50	31
3.63%, 10/1/31 (1)	75	42

Goldman Sachs Group (The), Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.22%), 4.95%, 2/10/25 (3) (6)	50	45

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	260	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 80.1% continued

Institutional Financial Services – 0.2% continued

Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/29 (1)	$50	$43

LPL Holdings, Inc., 4.63%, 11/15/27 (1)	120	109
4.00%, 3/15/29 (1)	165	141

		411

Insurance – 2.4%

Acrisure LLC/Acrisure Finance, Inc., 7.00%, 11/15/25 (1)	125	114
4.25%, 2/15/29 (1)	150	118

Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27 (1)	540	465
5.88%, 11/1/29 (1)	20	16

AmWINS Group, Inc., 4.88%, 6/30/29 (1)	55	46

AssuredPartners, Inc., 7.00%, 8/15/25 (1)	1,270	1,173
5.63%, 1/15/29 (1)	185	144

BroadStreet Partners, Inc., 5.88%, 4/15/29 (1)	205	161

GTCR AP Finance, Inc., 8.00%, 5/15/27 (1)	345	317

HUB International Ltd., 7.00%, 5/1/26 (1)	1,760	1,669
5.63%, 12/1/29 (1)	50	42

NMI Holdings, Inc., 7.38%, 6/1/25 (1)	50	49

Ryan Specialty Group LLC, 4.38%, 2/1/30 (1)	120	102

		4,416

Internet Media & Services – 1.5%

Arches Buyer, Inc., 4.25%, 6/1/28 (1)	25	20
6.13%, 12/1/28 (1)	620	480

Cars.com, Inc., 6.38%, 11/1/28 (1)	110	94

Endurance International Group Holdings, Inc., 6.00%, 2/15/29 (1)	340	226

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 80.1% continued

Internet Media & Services – 1.5% continued

Go Daddy Operating Co. LLC/GD Finance Co., Inc., 5.25%, 12/1/27 (1)	$75	$69
3.50%, 3/1/29 (1)	50	41

Match Group Holdings II LLC, 5.00%, 12/15/27 (1)	50	45
4.63%, 6/1/28 (1)	50	44
5.63%, 2/15/29 (1)	75	68
4.13%, 8/1/30 (1)	50	41

Millennium Escrow Corp., 6.63%, 8/1/26 (1)	25	20

Netflix, Inc., 5.88%, 11/15/28	50	49

Twitter, Inc., 3.88%, 12/15/27 (1)	25	23
5.00%, 3/1/30 (1)	125	120

Uber Technologies, Inc., 7.50%, 5/15/25 (1)	50	50
8.00%, 11/1/26 (1)	125	125
7.50%, 9/15/27 (1)	75	73
6.25%, 1/15/28 (1)	50	46
4.50%, 8/15/29 (1)	910	765

Ziff Davis, Inc., 4.63%, 10/15/30 (1)	371	304

		2,703

Leisure Facilities & Services – 6.1%

Affinity Gaming, 6.88%, 12/15/27 (1)	50	41

AMC Entertainment Holdings, Inc., 10.00%, 6/15/26 (1)	367	250
5.88%, 11/15/26	25	14

Boyd Gaming Corp., 4.75%, 12/1/27	75	66
4.75%, 6/15/31 (1)	735	595

Boyne U.S.A., Inc., 4.75%, 5/15/29 (1)	50	42

Caesars Entertainment, Inc., 6.25%, 7/1/25 (1)	215	207
8.13%, 7/1/27 (1)	75	72
4.63%, 10/15/29 (1)	380	290

Caesars Resort Collection LLC/CRC Finco, Inc., 5.75%, 7/1/25 (1)	140	135

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	261	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 80.1% continued

Leisure Facilities & Services – 6.1% continued

Carnival Corp.,
10.50%, 2/1/26 (1)	$50	$49
7.63%, 3/1/26 (1)	485	369
5.75%, 3/1/27 (1)	1,000	701
9.88%, 8/1/27 (1)	170	167
6.65%, 1/15/28	50	33
6.00%, 5/1/29 (1)	450	295
10.50%, 6/1/30 (1)	150	120

Carrols Restaurant Group, Inc.,
5.88%, 7/1/29 (1)	25	17

CDI Escrow Issuer, Inc.,
5.75%, 4/1/30 (1)	150	131

CEC Entertainment LLC,
6.75%, 5/1/26 (1)	25	23

Cedar Fair L.P.,
5.25%, 7/15/29	25	21

Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp./Millennium Op,
5.50%, 5/1/25 (1)	90	87
6.50%, 10/1/28	205	190

Churchill Downs, Inc.,
5.50%, 4/1/27 (1)	330	305
4.75%, 1/15/28 (1)	25	22

Cinemark U.S.A., Inc.,
5.88%, 3/15/26 (1)	50	42
5.25%, 7/15/28 (1)	125	96

Everi Holdings, Inc.,
5.00%, 7/15/29 (1)	50	41

Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
4.63%, 1/15/29 (1)	50	41
6.75%, 1/15/30 (1)	75	57

Full House Resorts, Inc.,
8.25%, 2/15/28 (1)	100	90

Golden Entertainment, Inc.,
7.63%, 4/15/26 (1)	200	197

GPS Hospitality Holding Co. LLC/GPS Finco, Inc.,
7.00%, 8/15/28 (1)	125	79

Hilton Domestic Operating Co., Inc.,
5.38%, 5/1/25 (1)	75	73
5.75%, 5/1/28 (1)	100	93
3.75%, 5/1/29 (1)	75	62

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 80.1% continued

Leisure Facilities & Services – 6.1% continued
4.88%, 1/15/30	$60	$52
4.00%, 5/1/31 (1)	175	141
3.63%, 2/15/32 (1)	230	176

Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow,
5.00%, 6/1/29 (1)	150	121
4.88%, 7/1/31 (1)	100	76

International Game Technology PLC,
4.13%, 4/15/26 (1)	400	366

IRB Holding Corp.,
7.00%, 6/15/25 (1)	25	25

Jacobs Entertainment, Inc.,
6.75%, 2/15/29 (1)	150	128

Life Time, Inc.,
5.75%, 1/15/26 (1)	175	159
8.00%, 4/15/26 (1)	300	256

Lindblad Expeditions LLC,
6.75%, 2/15/27 (1)	105	92

Live Nation Entertainment, Inc.,
4.88%, 11/1/24 (1)	70	68
5.63%, 3/15/26 (1)	180	172
6.50%, 5/15/27 (1)	185	178
4.75%, 10/15/27 (1)	145	126
3.75%, 1/15/28 (1)	25	21

MGM Resorts International,
6.00%, 3/15/23	75	75
6.75%, 5/1/25	75	74
5.50%, 4/15/27	83	75
4.75%, 10/15/28	75	63

Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.,
4.88%, 5/1/29 (1)	90	74

Mohegan Gaming & Entertainment,
7.88%, 10/15/24 (1)	50	51
8.00%, 2/1/26 (1)	75	63

NCL Corp. Ltd.,
3.63%, 12/15/24 (1)	100	84
5.88%, 3/15/26 (1)	385	293
5.88%, 2/15/27 (1)	110	92
7.75%, 2/15/29 (1)	25	19

NCL Finance Ltd.,
6.13%, 3/15/28 (1)	295	218

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	262	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 80.1% continued

Leisure Facilities & Services – 6.1% continued

Penn Entertainment, Inc.,
4.13%, 7/1/29 (1)	$125	$96

Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,
5.63%, 9/1/29 (1)	100	69
5.88%, 9/1/31 (1)	75	51

Royal Caribbean Cruises Ltd.,
4.25%, 7/1/26 (1)	155	114
5.50%, 8/31/26 (1)	25	19
5.38%, 7/15/27 (1)	200	147
7.50%, 10/15/27	255	200
3.70%, 3/15/28	75	49
5.50%, 4/1/28 (1)	375	263
1/15/29 (1) (10)	50	49

Scientific Games Holdings L.P./Scientific Games U.S. FinCo, Inc.,
6.63%, 3/1/30 (1)	150	120

Scientific Games International, Inc.,
8.63%, 7/1/25 (1)	25	26
7.00%, 5/15/28 (1)	150	141
7.25%, 11/15/29 (1)	25	23

SeaWorld Parks & Entertainment, Inc.,
5.25%, 8/15/29 (1)	100	83

Six Flags Entertainment Corp.,
5.50%, 4/15/27 (1)	25	22

Six Flags Theme Parks, Inc.,
7.00%, 7/1/25 (1)	49	49

Sizzling Platter LLC/Sizzling Platter Finance Corp.,
8.50%, 11/28/25 (1)	75	66

Station Casinos LLC,
4.63%, 12/1/31 (1)	25	19

Travel + Leisure Co.,
6.63%, 7/31/26 (1)	75	70
4.63%, 3/1/30 (1)	25	20

Viking Cruises Ltd.,
6.25%, 5/15/25 (1)	150	130
5.88%, 9/15/27 (1)	50	38
7.00%, 2/15/29 (1)	50	37

Viking Ocean Cruises Ship VII Ltd.,
5.63%, 2/15/29 (1)	25	19

VOC Escrow Ltd.,
5.00%, 2/15/28 (1)	50	41

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 80.1% continued

Leisure Facilities & Services – 6.1% continued

Wyndham Hotels & Resorts, Inc.,
4.38%, 8/15/28 (1)	$220	$193

Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
5.50%, 3/1/25 (1)	226	212
5.25%, 5/15/27 (1)	50	44

Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/1/29 (1)	155	125

Yum! Brands, Inc.,
4.75%, 1/15/30 (1)	25	22
5.38%, 4/1/32	100	89

		11,097

Leisure Products – 0.1%

MajorDrive Holdings IV LLC,
6.38%, 6/1/29 (1)	75	52

Mattel, Inc.,
3.38%, 4/1/26 (1)	25	22
5.88%, 12/15/27 (1)	25	24
3.75%, 4/1/29 (1)	50	42

Thor Industries, Inc.,
4.00%, 10/15/29 (1)	25	19

Winnebago Industries, Inc.,
6.25%, 7/15/28 (1)	75	69

		228

Machinery – 0.6%

Granite U.S. Holdings Corp.,
11.00%, 10/1/27 (1)	25	24

JPW Industries Holding Corp.,
9.00%, 10/1/24 (1)	615	535

Madison IAQ LLC,
4.13%, 6/30/28 (1)	25	20
5.88%, 6/30/29 (1)	25	17

Manitowoc (The) Co., Inc.,
9.00%, 4/1/26 (1)	50	45

SPX FLOW, Inc.,
8.75%, 4/1/30 (1)	160	124

Stevens Holding Co., Inc.,
6.13%, 10/1/26 (1)	20	20

Terex Corp.,
5.00%, 5/15/29 (1)	170	146

Titan International, Inc.,
7.00%, 4/30/28	25	23

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	263	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 80.1% continued

Machinery – 0.6% continued

Werner FinCo L.P./Werner FinCo, Inc.,
8.75%, 7/15/25 (1)	$75	$64

		1,018

Medical Equipment & Devices – 0.4%

Avantor Funding, Inc.,
4.63%, 7/15/28 (1)	75	67
3.88%, 11/1/29 (1)	150	122

Medline Borrower L.P.,
3.88%, 4/1/29 (1)	315	253
5.25%, 10/1/29 (1)	325	245

		687

Metals & Mining – 1.3%

Alcoa Nederland Holding B.V.,
6.13%, 5/15/28 (1)	200	189

Arconic Corp.,
6.00%, 5/15/25 (1)	120	115
6.13%, 2/15/28 (1)	25	22

Century Aluminum Co.,
7.50%, 4/1/28 (1)	1,550	1,379

Coeur Mining, Inc.,
5.13%, 2/15/29 (1)	25	19

Compass Minerals International, Inc.,
6.75%, 12/1/27 (1)	25	23

Constellium S.E.,
3.75%, 4/15/29 (1)	250	183

Freeport-McMoRan, Inc.,
4.13%, 3/1/28	50	45
4.38%, 8/1/28	75	68
5.25%, 9/1/29	75	70

Kaiser Aluminum Corp.,
4.63%, 3/1/28 (1)	75	61

Murray Energy Corp.,
12.00%, 4/15/24 (1) (7) (9) (11)	486	—

Northwest Acquisitions ULC/Dominion Finco, Inc.,
7.13%, 11/1/22 (1) (7) (9) (11)	1,905	—

Novelis Corp.,
3.25%, 11/15/26 (1)	80	67
4.75%, 1/30/30 (1)	50	41
3.88%, 8/15/31 (1)	125	93

		2,375

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 80.1% continued

Oil & Gas Producers – 11.0%

Aethon United BR L.P./Aethon United Finance Corp.,
8.25%, 2/15/26 (1)	$50	$48

Antero Midstream Partners L.P./Antero Midstream Finance Corp.,
7.88%, 5/15/26 (1)	270	271
5.75%, 3/1/27 (1)	445	412
5.38%, 6/15/29 (1)	90	79

Antero Resources Corp.,
7.63%, 2/1/29 (1)	21	21
5.38%, 3/1/30 (1)	25	22

Apache Corp.,
4.25%, 1/15/30	50	44
5.10%, 9/1/40	75	61
4.25%, 1/15/44	25	18
5.35%, 7/1/49	75	59

Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
7.00%, 11/1/26 (1)	115	111
9.00%, 11/1/27 (1)	133	162
8.25%, 12/31/28 (1)	110	106
5.88%, 6/30/29 (1)	295	263

Blue Racer Midstream LLC/Blue Racer Finance Corp.,
7.63%, 12/15/25 (1)	25	24

Buckeye Partners L.P.,
4.35%, 10/15/24	305	287
4.50%, 3/1/28 (1)	210	178
5.85%, 11/15/43	155	115
5.60%, 10/15/44	85	60

Callon Petroleum Co.,
8.00%, 8/1/28 (1)	115	106
7.50%, 6/15/30 (1)	150	131

Cheniere Energy Partners L.P.,
4.50%, 10/1/29	300	264
4.00%, 3/1/31	150	126
3.25%, 1/31/32	200	154

Cheniere Energy, Inc.,
4.63%, 10/15/28	125	115

Chesapeake Energy Corp.,
5.50%, 2/1/26 (1)	50	48
5.88%, 2/1/29 (1)	100	93
6.75%, 4/15/29 (1)	380	364

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	264	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 80.1% continued

Oil & Gas Producers – 11.0% continued

Chord Energy Corp.,
6.38%, 6/1/26 (1)	$25	$24

Citgo Holding, Inc.,
9.25%, 8/1/24 (1)	375	372

CITGO Petroleum Corp.,
7.00%, 6/15/25 (1)	75	72
6.38%, 6/15/26 (1)	75	70

Civitas Resources, Inc.,
5.00%, 10/15/26 (1)	75	68

CNX Resources Corp.,
7.25%, 3/14/27 (1)	55	53
6.00%, 1/15/29 (1)	125	114
7.38%, 1/15/31 (1)	50	49

Colgate Energy Partners III LLC,
5.88%, 7/1/29 (1)	255	228

Comstock Resources, Inc.,
6.75%, 3/1/29 (1)	356	328
5.88%, 1/15/30 (1)	460	401

CQP Holdco L.P./BIP-V Chinook Holdco LLC,
5.50%, 6/15/31 (1)	780	660

Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp.,
5.75%, 4/1/25	15	14
5.63%, 5/1/27 (1)	65	59
6.00%, 2/1/29 (1)	175	157
8.00%, 4/1/29 (1)	10	10

CrownRock L.P./CrownRock Finance, Inc.,
5.63%, 10/15/25 (1)	50	48
5.00%, 5/1/29 (1)	25	22

DCP Midstream Operating L.P.,
5.13%, 5/15/29	125	117
(Variable, ICE LIBOR USD 3M + 3.85%), 5.85%, 5/21/43 (1) (6)	215	206
5.60%, 4/1/44	125	113

Delek Logistics Partners L.P./Delek Logistics Finance Corp.,
6.75%, 5/15/25	25	23
7.13%, 6/1/28 (1)	50	44

DT Midstream, Inc.,
4.13%, 6/15/29 (1)	70	59

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 80.1% continued

Oil & Gas Producers – 11.0% continued

Energy Transfer L.P.,
(Variable, ICE LIBOR USD 3M + 4.03%), 6.25%, 12/31/49 (6)	$25	$20

EnLink Midstream LLC,
5.63%, 1/15/28 (1)	25	23
5.38%, 6/1/29	50	46
6.50%, 9/1/30 (1)	210	205

EnLink Midstream Partners L.P.,
4.85%, 7/15/26	75	69
5.60%, 4/1/44	75	57
5.05%, 4/1/45	25	18
5.45%, 6/1/47	75	55

EQM Midstream Partners L.P.,
4.00%, 8/1/24	25	23
6.00%, 7/1/25 (1)	59	55
4.13%, 12/1/26	220	186
7.50%, 6/1/27 (1)	185	176
6.50%, 7/1/27 (1)	400	370
5.50%, 7/15/28	175	150
4.50%, 1/15/29 (1)	155	125
7.50%, 6/1/30 (1)	80	76
4.75%, 1/15/31 (1)	50	40

EQT Corp.,
6.13%, 2/1/25	25	25
3.13%, 5/15/26 (1)	25	23
3.90%, 10/1/27	50	45
7.00%, 2/1/30	25	26

Genesis Energy L.P./Genesis Energy Finance Corp.,
6.50%, 10/1/25	100	90
6.25%, 5/15/26	135	117
8.00%, 1/15/27	75	66
7.75%, 2/1/28	200	174

Gulfport Energy Corp.,
8.00%, 5/17/26	2	2
8.00%, 5/17/26 (1)	69	69

Harvest Midstream I L.P.,
7.50%, 9/1/28 (1)	560	523

Hess Midstream Operations L.P.,
5.13%, 6/15/28 (1)	100	88
5.50%, 10/15/30 (1)	75	64

Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.25%, 11/1/28 (1)	70	65

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	265	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 80.1% continued

Oil & Gas Producers – 11.0% continued
5.75%, 2/1/29 (1)	$82	$72
6.00%, 4/15/30 (1)	280	244
6.00%, 2/1/31 (1)	170	147
6.25%, 4/15/32 (1)	50	44

Holly Energy Partners L.P./Holly Energy Finance Corp.,
6.38%, 4/15/27 (1)	75	72
5.00%, 2/1/28 (1)	25	22

Howard Midstream Energy Partners LLC,
6.75%, 1/15/27 (1)	185	165

ITT Holdings LLC,
6.50%, 8/1/29 (1)	340	264

Kinetik Holdings L.P.,
5.88%, 6/15/30 (1)	160	146

Laredo Petroleum, Inc.,
9.50%, 1/15/25	200	198
10.13%, 1/15/28	25	24

Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.,
6.00%, 8/1/26 (1)	75	72

Matador Resources Co.,
5.88%, 9/15/26	100	96

Moss Creek Resources Holdings, Inc.,
7.50%, 1/15/26 (1)	50	44

Murphy Oil Corp.,
5.75%, 8/15/25	70	67
6.38%, 7/15/28	50	47
7.05%, 5/1/29	25	24

Murphy Oil U.S.A., Inc.,
4.75%, 9/15/29	50	44

New Fortress Energy, Inc.,
6.75%, 9/15/25 (1)	145	137
6.50%, 9/30/26 (1)	490	453

NGL Energy Operating LLC/NGL Energy Finance Corp.,
7.50%, 2/1/26 (1)	100	89

Northern Oil and Gas, Inc.,
8.13%, 3/1/28 (1)	275	258

NuStar Logistics L.P.,
5.75%, 10/1/25	135	125
6.00%, 6/1/26	25	23

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 80.1% continued

Oil & Gas Producers – 11.0% continued

Occidental Petroleum Corp.,
2.90%, 8/15/24	$235	$226
8.00%, 7/15/25	25	26
5.88%, 9/1/25	25	25
5.50%, 12/1/25	185	186
5.55%, 3/15/26	215	215
8.50%, 7/15/27	50	53
6.38%, 9/1/28	50	50
8.88%, 7/15/30	730	813
6.63%, 9/1/30	200	203
6.13%, 1/1/31	95	94
7.50%, 5/1/31	290	303
7.88%, 9/15/31	235	251
6.45%, 9/15/36	765	765
6.20%, 3/15/40	25	24
6.60%, 3/15/46	175	180

Ovintiv, Inc.,
8.13%, 9/15/30	25	27

PBF Holding Co. LLC/PBF Finance Corp.,
7.25%, 6/15/25	50	48
6.00%, 2/15/28	150	130

PBF Logistics L.P./PBF Logistics Finance Corp.,
6.88%, 5/15/23	100	100

PDC Energy, Inc.,
5.75%, 5/15/26	50	46

Penn Virginia Holdings LLC,
9.25%, 8/15/26 (1)	50	47

Permian Resources Operating LLC,
5.38%, 1/15/26 (1)	50	46

Plains All American Pipeline L.P.,
(Variable, ICE LIBOR USD 3M + 4.11%), 6.13%, 11/15/22 (3) (6)	150	122

Range Resources Corp.,
8.25%, 1/15/29	75	76

Rockcliff Energy II LLC,
5.50%, 10/15/29 (1)	125	109

Rockies Express Pipeline LLC,
3.60%, 5/15/25 (1)	25	22
4.95%, 7/15/29 (1)	25	21
4.80%, 5/15/30 (1)	25	21
6.88%, 4/15/40 (1)	50	41

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	266	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 80.1% continued

Oil & Gas Producers – 11.0% continued

SM Energy Co., 5.63%, 6/1/25	$135	$130
6.75%, 9/15/26	25	24
6.63%, 1/15/27	25	24

Southwestern Energy Co., 5.70%, 1/23/25	69	68
5.38%, 2/1/29	25	23
5.38%, 3/15/30	50	45
4.75%, 2/1/32	115	96

Summit Midstream Holdings LLC/Summit Midstream Finance Corp.,
5.75%, 4/15/25	125	102
8.50%, 10/15/26 (1)	190	178

Sunoco L.P./Sunoco Finance Corp., 6.00%, 4/15/27	75	71
4.50%, 4/30/30	50	41

Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 7.50%, 10/1/25 (1)	380	373
6.00%, 3/1/27 (1)	85	77
5.50%, 1/15/28 (1)	360	307
6.00%, 12/31/30 (1)	195	166
6.00%, 9/1/31 (1)	155	131

Talos Production, Inc., 12.00%, 1/15/26	25	26

Tap Rock Resources LLC, 7.00%, 10/1/26 (1)	230	210

Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
5.00%, 1/15/28	150	139
5.50%, 3/1/30	50	45
4.88%, 2/1/31	75	64
4.00%, 1/15/32	25	21

Venture Global Calcasieu Pass LLC, 3.88%, 8/15/29 (1)	50	43
4.13%, 8/15/31 (1)	145	120
3.88%, 11/1/33 (1)	50	39

Western Midstream Operating L.P., 4.50%, 3/1/28	50	45
4.75%, 8/15/28	25	23
5.45%, 4/1/44	75	62

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 80.1% continued

Oil & Gas Producers – 11.0% continued
5.30%, 3/1/48	$175	$144
5.50%, 8/15/48	25	20

		20,128

Oil & Gas Services & Equipment – 0.9%

Archrock Partners L.P./Archrock Partners Finance Corp.,
6.88%, 4/1/27 (1)	25	22
6.25%, 4/1/28 (1)	100	88

Bristow Group, Inc., 6.88%, 3/1/28 (1)	100	88

Exterran Energy Solutions L.P./EES Finance Corp.,
8.13%, 5/1/25	75	76

Global Marine, Inc., 7.00%, 6/1/28	25	13

Nabors Industries Ltd., 7.25%, 1/15/26 (1)	95	83
7.50%, 1/15/28 (1)	50	41

Nabors Industries, Inc., 5.75%, 2/1/25	125	113
7.38%, 5/15/27 (1)	335	309

Nine Energy Service, Inc., 8.75%, 11/1/23 (1)	25	19

Noble Finance Co., 11.00%, (100% Cash), 2/15/28 (1) (4)	2	2
11.00%, (100% Cash), 2/15/28 (4)	10	11

Solaris Midstream Holdings LLC, 7.63%, 4/1/26 (1)	275	264

Transocean Guardian Ltd., 5.88%, 1/15/24 (1)	54	51

Transocean Sentry Ltd., 5.38%, 5/15/23 (1)	37	36

Transocean, Inc., 7.25%, 11/1/25 (1)	100	77
11.50%, 1/30/27 (1)	89	82
8.00%, 2/1/27 (1)	75	52
7.50%, 4/15/31	25	13

U.S.A. Compression Partners L.P./U.S.A. Compression Finance Corp.,
6.88%, 9/1/27	75	68

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	267	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 80.1% continued

Oil & Gas Services & Equipment – 0.9% continued

Weatherford International Ltd., 11.00%, 12/1/24 (9)	$10	$10
8.63%, 4/30/30 (1)	125	109

		1,627

Publishing & Broadcasting – 1.5%

Audacy Capital Corp., 6.75%, 3/31/29 (1)	25	6

Clear Channel Outdoor Holdings, Inc., 5.13%, 8/15/27 (1)	150	127
7.75%, 4/15/28 (1)	665	502
7.50%, 6/1/29 (1)	570	413

Gray Escrow II, Inc., 5.38%, 11/15/31 (1)	100	78

Gray Television, Inc., 4.75%, 10/15/30 (1)	150	112

iHeartCommunications, Inc., 6.38%, 5/1/26	167	155
5.25%, 8/15/27 (1)	100	85

Lamar Media Corp., 4.00%, 2/15/30	75	63

McGraw-Hill Education, Inc., 5.75%, 8/1/28 (1)	130	109
8.00%, 8/1/29 (1)	155	127

News Corp., 3.88%, 5/15/29 (1)	100	85
5.13%, 2/15/32 (1)	125	110

Nexstar Media, Inc., 5.63%, 7/15/27 (1)	75	69
4.75%, 11/1/28 (1)	75	64

Scripps Escrow II, Inc., 5.38%, 1/15/31 (1)	385	292

Scripps Escrow, Inc., 5.88%, 7/15/27 (1)	25	22

Sinclair Television Group, Inc., 5.13%, 2/15/27 (1)	50	41
5.50%, 3/1/30 (1)	25	18
4.13%, 12/1/30 (1)	100	75

TEGNA, Inc., 4.63%, 3/15/28	100	92
5.00%, 9/15/29	75	69

		2,714

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 80.1% continued

Real Estate Investment Trusts – 2.9%

Diversified Healthcare Trust, 9.75%, 6/15/25	$13	$12
4.38%, 3/1/31	75	49

EPR Properties, 4.50%, 6/1/27	110	95
3.75%, 8/15/29	135	104

GLP Capital L.P./GLP Financing II, Inc., 3.25%, 1/15/32	95	71

HAT Holdings I LLC/HAT Holdings II LLC, 3.38%, 6/15/26 (1)	125	100
3.75%, 9/15/30 (1)	25	18

Iron Mountain Information Management Services, Inc.,
5.00%, 7/15/32 (1)	125	97

Iron Mountain, Inc., 4.88%, 9/15/27 (1)	195	175
5.25%, 3/15/28 (1)	285	250
5.00%, 7/15/28 (1)	200	172
4.88%, 9/15/29 (1)	435	357
5.25%, 7/15/30 (1)	260	215
4.50%, 2/15/31 (1)	75	58
5.63%, 7/15/32 (1)	295	236

MPT Operating Partnership L.P./MPT Finance Corp.,
5.25%, 8/1/26	70	64
5.00%, 10/15/27	95	82
4.63%, 8/1/29	70	56
3.50%, 3/15/31	100	70

Necessity Retail REIT (The), Inc./American Finance Operating Partner L.P.,
4.50%, 9/30/28 (1)	365	272

Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
7.50%, 6/1/25 (1)	320	318
5.88%, 10/1/28 (1)	170	146
4.88%, 5/15/29 (1)	75	61

RHP Hotel Properties L.P./RHP Finance Corp.,
4.75%, 10/15/27	175	152
4.50%, 2/15/29 (1)	185	153

RLJ Lodging Trust L.P., 3.75%, 7/1/26 (1)	75	64

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	268	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 80.1% continued

Real Estate Investment Trusts – 2.9% continued

4.00%, 9/15/29 (1)	$340	$266

Service Properties Trust, 4.65%, 3/15/24	33	31
4.35%, 10/1/24	137	121
5.25%, 2/15/26	50	40
4.75%, 10/1/26	100	75
4.95%, 2/15/27	20	15
3.95%, 1/15/28	125	85
4.95%, 10/1/29	175	120
4.38%, 2/15/30	25	16

Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.88%, 2/15/25 (1)	190	185
6.00%, 1/15/30 (1)	25	16

Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC, 4.75%, 4/15/28 (1)	50	40
6.50%, 2/15/29 (1)	315	211

VICI Properties L.P./VICI Note Co., Inc., 5.63%, 5/1/24 (1)	25	25
4.25%, 12/1/26 (1)	93	84
3.75%, 2/15/27 (1)	150	131
4.63%, 12/1/29 (1)	75	65
4.13%, 8/15/30 (1)	90	75

XHR L.P., 6.38%, 8/15/25 (1)	85	82
4.88%, 6/1/29 (1)	150	124

		5,254

Real Estate Owners & Developers – 0.2%

Five Point Operating Co. L.P./Five Point Capital Corp., 7.88%, 11/15/25 (1)	50	40

Greystar Real Estate Partners LLC, 5.75%, 12/1/25 (1)	50	47

Howard Hughes (The) Corp., 5.38%, 8/1/28 (1)	150	124
4.13%, 2/1/29 (1)	50	39

Kennedy-Wilson, Inc., 4.75%, 2/1/30	25	18

		268

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 80.1% continued

Real Estate Services – 0.5%

Cushman & Wakefield U.S. Borrower LLC,
6.75%, 5/15/28 (1)	$25	$23

Newmark Group, Inc., 6.13%, 11/15/23	50	49

Realogy Group LLC/Realogy Co-Issuer Corp., 4.88%, 6/1/23 (1)	140	137
5.75%, 1/15/29 (1)	504	363
5.25%, 4/15/30 (1)	590	401

		973

Renewable Energy – 0.1%

Sunnova Energy Corp., 5.88%, 9/1/26(1)	270	241

Retail - Consumer Staples – 0.2%

Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC, 3.25%, 3/15/26 (1)	75	66
7.50%, 3/15/26 (1)	25	25
4.63%, 1/15/27 (1)	100	89

Arko Corp., 5.13%, 11/15/29 (1)	25	19

Ingles Markets, Inc., 4.00%, 6/15/31 (1)	100	82

Rite Aid Corp., 7.50%, 7/1/25 (1)	7	5
8.00%, 11/15/26 (1)	25	18

SEG Holding LLC/SEG Finance Corp., 5.63%, 10/15/28 (1)	100	92

		396

Retail - Discretionary – 3.4%

Abercrombie & Fitch Management Co., 8.75%, 7/15/25 (1)	25	24

American Builders & Contractors Supply Co., Inc., 4.00%, 1/15/28 (1)	25	22

Asbury Automotive Group, Inc., 4.63%, 11/15/29 (1)	95	76
4.75%, 3/1/30	25	20
5.00%, 2/15/32 (1)	35	27

Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
5.75%, 7/15/27 (1)	50	44

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	269	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 80.1% continued

Retail - Discretionary – 3.4% continued

4.75%, 4/1/28 (1)	$100	$82
5.38%, 3/1/29 (1)	315	259

Bath & Body Works, Inc., 9.38%, 7/1/25 (1)	15	16
6.63%, 10/1/30 (1)	400	348
6.88%, 11/1/35	25	21
6.75%, 7/1/36	100	82

BCPE Ulysses Intermediate, Inc., 7.75%, (100% Cash), 4/1/27 (1) (4)	25	17

Beacon Roofing Supply, Inc., 4.50%, 11/15/26 (1)	25	23
4.13%, 5/15/29 (1)	25	20

Builders FirstSource, Inc., 5.00%, 3/1/30 (1)	200	170
4.25%, 2/1/32 (1)	125	96
6.38%, 6/15/32 (1)	220	195

Foot Locker, Inc., 4.00%, 10/1/29 (1)	90	70

Foundation Building Materials, Inc., 6.00%, 3/1/29 (1)	25	18

Gap (The), Inc., 3.63%, 10/1/29 (1)	230	149
3.88%, 10/1/31 (1)	180	114

GYP Holdings III Corp., 4.63%, 5/1/29 (1)	85	65

Hertz (The) Corp., 5.00%, 12/1/29 (1)	270	201

Ken Garff Automotive LLC, 4.88%, 9/15/28 (1)	190	155

LBM Acquisition LLC, 6.25%, 1/15/29 (1)	50	34

LCM Investments Holdings II LLC, 4.88%, 5/1/29 (1)	200	155

Lithia Motors, Inc., 4.63%, 12/15/27 (1)	125	109
3.88%, 6/1/29 (1)	50	40

LSF9 Atlantis Holdings LLC/Victra Finance Corp., 7.75%, 2/15/26 (1)	50	45

Macy’s Retail Holdings LLC, 5.88%, 4/1/29 (1)	50	40
6.13%, 3/15/32 (1)	25	19
4.50%, 12/15/34	50	33
5.13%, 1/15/42	50	31

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 80.1% continued

Retail - Discretionary – 3.4% continued

Metis Merger Sub LLC, 6.50%, 5/15/29 (1)	$125	$97

Michaels (The) Cos., Inc., 7.88%, 5/1/29 (1)	25	14

Nordstrom, Inc., 4.38%, 4/1/30	25	18

Party City Holdings, Inc., 8.75%, 2/15/26 (1)	50	29

Patrick Industries, Inc., 7.50%, 10/15/27 (1)	50	45
4.75%, 5/1/29 (1)	75	56

PetSmart, Inc./PetSmart Finance Corp., 4.75%, 2/15/28 (1)	250	214

QVC, Inc., 4.75%, 2/15/27	50	37

Sonic Automotive, Inc., 4.63%, 11/15/29 (1)	25	20
4.88%, 11/15/31 (1)	75	57

Specialty Building Products Holdings LLC/SBP Finance Corp., 6.38%, 9/30/26 (1)	390	323

SRS Distribution, Inc., 4.63%, 7/1/28 (1)	530	455
6.13%, 7/1/29 (1)	190	153
6.00%, 12/1/29 (1)	665	530

Staples, Inc., 7.50%, 4/15/26 (1)	175	147
10.75%, 4/15/27 (1)	125	93

Victoria’s Secret & Co., 4.63%, 7/15/29 (1)	50	38

White Cap Buyer LLC, 6.88%, 10/15/28 (1)	910	742

White Cap Parent LLC, 8.25%, 3/15/26 (1) (4)	305	258

		6,146

Semiconductors – 0.2%

Amkor Technology, Inc., 6.63%, 9/15/27 (1)	100	97

Coherent Corp., 5.00%, 12/15/29 (1)	25	20

ON Semiconductor Corp., 3.88%, 9/1/28 (1)	175	150

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	270	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 80.1% continued

Semiconductors – 0.2% continued

Synaptics, Inc., 4.00%, 6/15/29 (1)	$135	$109

		376

Software – 1.7%

AthenaHealth Group, Inc., 6.50%, 2/15/30 (1)	825	652

Boxer Parent Co., Inc., 7.13%, 10/2/25 (1)	25	24
9.13%, 3/1/26 (1)	25	24

Camelot Finance S.A., 4.50%, 11/1/26 (1)	50	45

Castle U.S. Holding Corp., 9.50%, 2/15/28 (1)	50	37

Central Parent, Inc./CDK Global, Inc., 7.25%, 6/15/29 (1)	190	181

Change Healthcare Holdings LLC/Change Healthcare Finance, Inc., 5.75%, 3/1/25 (1)	75	74

Clarivate Science Holdings Corp., 4.88%, 7/1/29 (1)	180	141

Condor Merger Sub, Inc., 7.38%, 2/15/30 (1)	440	360

Consensus Cloud Solutions, Inc., 6.00%, 10/15/26 (1)	85	75
6.50%, 10/15/28 (1)	265	225

CWT Travel Group, Inc., 8.50%, 11/19/26 (1)	641	551

Elastic N.V., 4.13%, 7/15/29 (1)	25	20

GoTo Group, Inc., 5.50%, 9/1/27 (1)	75	46

NortonLifeLock, Inc., 6.75%, 9/30/27 (1)	150	144
7.13%, 9/30/30 (1)	160	155

Rackspace Technology Global, Inc., 3.50%, 2/15/28 (1)	115	76
5.38%, 12/1/28 (1)	500	235

SS&C Technologies, Inc., 5.50%, 9/30/27 (1)	75	68

Twilio, Inc., 3.88%, 3/15/31	25	20

		3,153

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 80.1% continued

Specialty Finance – 2.0%

Ally Financial, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.87%), 4.70%, 5/15/26 (3) (6)	$50	$39

Blackstone Mortgage Trust, Inc., 3.75%, 1/15/27 (1)	75	61

Carnelian Point Holdings LP, 5.00%, 6/30/28 (1) (9)	5	53

Enact Holdings, Inc., 6.50%, 8/15/25 (1)	100	96

FirstCash, Inc., 4.63%, 9/1/28 (1)	50	42
5.63%, 1/1/30 (1)	25	21

Fortress Transportation and Infrastructure Investors LLC, 6.50%, 10/1/25 (1)	38	36
9.75%, 8/1/27 (1)	50	49
5.50%, 5/1/28 (1)	50	40

Freedom Mortgage Corp., 7.63%, 5/1/26 (1)	75	56
6.63%, 1/15/27 (1)	100	71

Jefferson Capital Holdings LLC, 6.00%, 8/15/26 (1)	50	42

Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.25%, 2/1/27 (1)	50	40
4.75%, 6/15/29 (1)	25	19

LFS Topco LLC, 5.88%, 10/15/26 (1)	25	20

MGIC Investment Corp., 5.25%, 8/15/28	175	156

Nationstar Mortgage Holdings, Inc., 6.00%, 1/15/27 (1)	25	21
5.50%, 8/15/28 (1)	75	59
5.13%, 12/15/30 (1)	25	18
5.75%, 11/15/31 (1)	25	18

Navient Corp., 6.13%, 3/25/24	175	170
5.88%, 10/25/24	75	71
6.75%, 6/25/25	200	187
6.75%, 6/15/26	50	45
5.00%, 3/15/27	50	41
5.50%, 3/15/29	100	76

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	271	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 80.1% continued

Specialty Finance – 2.0% continued

5.63%, 8/1/33	$25	$17

OneMain Finance Corp., 5.63%, 3/15/23	65	65
6.13%, 3/15/24	201	194
6.88%, 3/15/25	155	146
7.13%, 3/15/26	645	581
3.50%, 1/15/27	325	253
6.63%, 1/15/28	75	64
3.88%, 9/15/28	60	44
5.38%, 11/15/29	145	112

PennyMac Financial Services, Inc., 4.25%, 2/15/29 (1)	50	36
5.75%, 9/15/31 (1)	75	54

Provident Funding Associates L.P./PFG Finance Corp., 6.38%, 6/15/25 (1)	50	45

Radian Group, Inc., 4.50%, 10/1/24	75	71
4.88%, 3/15/27	100	89

Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.88%, 3/1/31 (1)	75	54
4.00%, 10/15/33 (1)	125	86

SLM Corp., 3.13%, 11/2/26	75	62

Starwood Property Trust, Inc., 3.75%, 12/31/24 (1)	25	23

United Wholesale Mortgage LLC, 5.75%, 6/15/27 (1)	25	20
5.50%, 4/15/29 (1)	50	38

World Acceptance Corp., 7.00%, 11/1/26 (1)	75	47

		3,648

Steel – 2.4%

ATI, Inc., 5.88%, 12/1/27	125	114
4.88%, 10/1/29	135	112
5.13%, 10/1/31	25	20

Big River Steel LLC/BRS Finance Corp., 6.63%, 1/31/29 (1)	1,020	939

Carpenter Technology Corp., 6.38%, 7/15/28	75	70
7.63%, 3/15/30	120	116

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 80.1% continued

Steel – 2.4% continued

Cleveland-Cliffs, Inc.,
6.75%, 3/15/26 (1)	$50	$49
5.88%, 6/1/27	75	67
4.63%, 3/1/29 (1)	25	21
4.88%, 3/1/31 (1)	75	62

Commercial Metals Co., 4.13%, 1/15/30	25	20
4.38%, 3/15/32	25	20

Specialty Steel Supply, Inc., 11.00%, 11/15/26 (1) (2) (9)	2,670	2,670

TMS International Corp., 6.25%, 4/15/29 (1)	235	167

		4,447

Technology Hardware – 1.6%

CDW LLC/CDW Finance Corp., 3.25%, 2/15/29	25	20

Ciena Corp., 4.00%, 1/31/30 (1)	50	42

CommScope Technologies LLC, 6.00%, 6/15/25 (1)	97	86
5.00%, 3/15/27 (1)	365	276

CommScope, Inc., 6.00%, 3/1/26 (1)	75	69
8.25%, 3/1/27 (1)	250	207
7.13%, 7/1/28 (1)	150	116
4.75%, 9/1/29 (1)	250	204

Diebold Nixdorf, Inc., 8.50%, 4/15/24	25	14
9.38%, 7/15/25 (1)	25	19

Imola Merger Corp., 4.75%, 5/15/29 (1)	600	506

Likewize Corp., 9.75%, 10/15/25 (1)	25	23

NCR Corp., 5.75%, 9/1/27 (1)	75	68
5.00%, 10/1/28 (1)	50	39
5.13%, 4/15/29 (1)	100	75
6.13%, 9/1/29 (1)	150	129

Seagate HDD Cayman, 3.13%, 7/15/29	75	55
4.13%, 1/15/31	150	112
3.38%, 7/15/31	50	35

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	272	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 80.1% continued

Technology Hardware – 1.6% continued

TTM Technologies, Inc.,
4.00%, 3/1/29 (1)	$75	$60

Viasat, Inc., 5.63%, 9/15/25 (1)	420	326
6.50%, 7/15/28 (1)	600	399

Xerox Holdings Corp.,
5.00%, 8/15/25 (1)	50	45
5.50%, 8/15/28 (1)	50	40

		2,965

Technology Services – 2.2%

Ahead DB Holdings LLC,
6.63%, 5/1/28 (1)	345	294

Dun & Bradstreet (The) Corp.,
5.00%, 12/15/29 (1)	705	582

Exela Intermediate LLC/Exela Finance, Inc.,
11.50%, 7/15/26 (1)	98	28

Fair Isaac Corp.,
5.25%, 5/15/26 (1)	65	62
4.00%, 6/15/28 (1)	25	21

HealthEquity, Inc.,
4.50%, 10/1/29 (1)	245	207

MPH Acquisition Holdings LLC,
5.50%, 9/1/28 (1)	245	202
5.75%, 11/1/28 (1)	615	462

MSCI, Inc.,
4.00%, 11/15/29 (1)	280	242
3.63%, 9/1/30 (1)	75	62
3.88%, 2/15/31 (1)	130	109
3.63%, 11/1/31 (1)	50	40

Nielsen Co. Luxembourg (The) S.a.r.l.,
5.00%, 2/1/25 (1)	25	25

Nielsen Finance LLC/Nielsen Finance Co.,
5.63%, 10/1/28 (1)	360	357
5.88%, 10/1/30 (1)	260	259

Paysafe Finance PLC/Paysafe Holdings U.S. Corp.,
4.00%, 6/15/29 (1)	50	35

Presidio Holdings, Inc.,
4.88%, 2/1/27 (1)	75	66
8.25%, 2/1/28 (1)	820	707

Sabre GLBL, Inc.,
9.25%, 4/15/25 (1)	50	48

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 80.1% continued

Technology Services – 2.2% continued

Science Applications International Corp.,
4.88%, 4/1/28 (1)	$50	$44

Vericast Corp.,
11.00%, 9/15/26 (1)	50	50

Verscend Escrow Corp.,
9.75%, 8/15/26 (1)	25	24

		3,926

Telecommunications – 2.9%

Cogent Communications Group, Inc.,
7.00%, 6/15/27 (1)	75	71

Consolidated Communications, Inc.,
5.00%, 10/1/28 (1)	130	90
6.50%, 10/1/28 (1)	35	26

Embarq Corp.,
8.00%, 6/1/36	100	50

Frontier Communications Holdings LLC,
5.88%, 10/15/27 (1)	35	31
5.00%, 5/1/28 (1)	145	124
6.75%, 5/1/29 (1)	50	41
5.88%, 11/1/29	215	171
6.00%, 1/15/30 (1)	135	106
8.75%, 5/15/30 (1)	240	240

GTT Communications, Inc.,
7.88%, 12/31/24 (1) (7) (9)	1,650	124

Hughes Satellite Systems Corp.,
6.63%, 8/1/26	50	45

Intelsat Jackson Holdings S.A.,
8.50%, 10/15/24 (2) (12)	75	—

Level 3 Financing, Inc.,
4.63%, 9/15/27 (1)	835	691
4.25%, 7/1/28 (1)	125	98
3.63%, 1/15/29 (1)	165	122
3.75%, 7/15/29 (1)	335	245

Lumen Technologies, Inc.,
6.75%, 12/1/23	60	61
7.50%, 4/1/24	25	26
4.50%, 1/15/29 (1)	410	288
5.38%, 6/15/29 (1)	350	260

Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.,
4.75%, 4/30/27 (1)	170	148
6.00%, 2/15/28 (1)	150	116

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	273	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 80.1% continued

Telecommunications – 2.9% continued
10.75%, 6/1/28 (1)	$90	$84

Sprint Capital Corp.,
6.88%, 11/15/28	105	108
8.75%, 3/15/32	355	411

Sprint Corp.,
7.88%, 9/15/23	240	242
7.13%, 6/15/24	240	244
7.63%, 2/15/25	20	21
7.63%, 3/1/26	50	52

T-Mobile U.S.A., Inc.,
2.63%, 4/15/26	75	68
5.38%, 4/15/27	50	49
4.75%, 2/1/28	485	458
2.63%, 2/15/29	110	91
3.38%, 4/15/29	220	190
3.50%, 4/15/31	115	97

Zayo Group Holdings, Inc.,
6.13%, 3/1/28 (1)	25	18

		5,307

Transportation & Logistics – 1.2%

Allegiant Travel Co.,
7.25%, 8/15/27 (1)	50	47

American Airlines, Inc.,
11.75%, 7/15/25 (1)	125	131

American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
5.50%, 4/20/26 (1)	720	676
5.75%, 4/20/29 (1)	540	471

Cargo Aircraft Management, Inc.,
4.75%, 2/1/28 (1)	50	43

Delta Air Lines, Inc.,
7.38%, 1/15/26	150	152
4.38%, 4/19/28	25	21

First Student Bidco, Inc./First Transit Parent, Inc.,
4.00%, 7/31/29 (1)	25	20

Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.,
5.75%, 1/20/26 (1)	25	22

Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.,
8.00%, 9/20/25 (1)	30	30

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 80.1% continued

Transportation & Logistics – 1.2% continued

United Airlines Pass Through Trust,
Series 2020-1,Class A,
5.88%, 10/15/27	$21	$20

United Airlines Pass Through Trust,
Series 2020-1, Class B,
4.88%, 1/15/26	127	119

United Airlines, Inc.,
4.38%, 4/15/26 (1)	205	183
4.63%, 4/15/29 (1)	160	132

Watco Cos. LLC/Watco Finance Corp.,
6.50%, 6/15/27 (1)	40	36

Western Global Airlines LLC,
10.38%, 8/15/25 (1)	50	45

XPO Logistics, Inc.,
6.25%, 5/1/25 (1)	13	13

		2,161

Transportation Equipment – 0.0%

Allison Transmission, Inc.,
4.75%, 10/1/27	25	22

Wholesale - Consumer Staples – 0.5%

C&S Group Enterprises LLC,
5.00%, 12/15/28 (1)	25	18

Performance Food Group, Inc.,
6.88%, 5/1/25 (1)	60	60
5.50%, 10/15/27 (1)	420	382
4.25%, 8/1/29 (1)	155	129

U.S. Foods, Inc.,
4.75%, 2/15/29 (1)	310	265

United Natural Foods, Inc.,
6.75%, 10/15/28 (1)	25	23

		877

Wholesale - Discretionary – 0.1%

IAA, Inc.,
5.50%, 6/15/27 (1)	150	137

KAR Auction Services, Inc.,
5.13%, 6/1/25 (1)	75	72

		209

Total Corporate Bonds

(Cost $171,794)		146,220

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	274	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS – 8.5%

Aerospace & Defense – 0.3%

Bombardier, Inc.,
7.50%, 12/1/24 (1)	$61	$61
7.50%, 3/15/25 (1)	48	47
7.13%, 6/15/26 (1)	150	137
7.88%, 4/15/27 (1)	255	234
6.00%, 2/15/28 (1)	25	21

		500

Automotive – 0.3%

IHO Verwaltungs GmbH,
6.38%, (100% Cash), 5/15/29 (1) (4)	80	69

Jaguar Land Rover Automotive PLC,
7.75%, 10/15/25 (1)	200	177
5.50%, 7/15/29 (1)	310	216

		462

Banking – 0.1%

Barclays PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.67%), 8.00%, 6/15/24(3) (6)	200	186

Beverages – 0.0%

Primo Water Holdings, Inc.,
4.38%, 4/30/29(1)	75	61

Biotechnology & Pharmaceuticals – 0.1%

Grifols Escrow Issuer S.A.,
4.75%, 10/15/28(1)	125	97

Cable & Satellite – 0.4%

Altice Financing S.A.,
5.00%, 1/15/28 (1)	200	154

UPC Broadband Finco B.V.,
4.88%, 7/15/31 (1)	200	155

Videotron Ltd.,
5.13%, 4/15/27 (1)	25	23
3.63%, 6/15/29 (1)	50	41

Virgin Media Vendor Financing Notes IV DAC,
5.00%, 7/15/28 (1)	250	202

Ziggo B.V.,
4.88%, 1/15/30 (1)	200	158

		733

Chemicals – 0.4%

Methanex Corp.,
5.13%, 10/15/27	25	21

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 8.5% continued

Chemicals – 0.4% continued

NOVA Chemicals Corp.,
4.88%, 6/1/24 (1)	$330	$310
5.00%, 5/1/25 (1)	15	13
5.25%, 6/1/27 (1)	278	236
4.25%, 5/15/29 (1)	25	20

SPCM S.A.,
3.13%, 3/15/27 (1)	100	86

		686

Commercial Support Services – 0.2%

Garda World Security Corp.,
4.63%, 2/15/27 (1)	200	172
6.00%, 6/1/29 (1)	285	209

		381

Construction Materials – 0.1%

Cemex S.A.B. de C.V.,
5.45%, 11/19/29(1)	250	224

Containers & Packaging – 0.5%

ARD Finance S.A.,
6.50%, (100% Cash), 6/30/27 (1) (4)	200	137

Canpack S.A./Canpack U.S. LLC,
3.13%, 11/1/25 (1)	5	4

Intelligent Packaging Holdco Issuer L.P.,
9.00%, (100% Cash), 1/15/26 (1) (4)	25	20

Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC,
6.00%, 9/15/28 (1)	595	473

Trivium Packaging Finance B.V.,
5.50%, 8/15/26 (1)	35	31
8.50%, 8/15/27 (1)	345	305

		970

Forestry, Paper & Wood Products – 0.1%

Ahlstrom-Munksjo Holding 3 Oy,
4.88%, 2/4/28 (1)	180	143

Mercer International, Inc.,
5.13%, 2/1/29	50	40

		183

Gas & Water Utilities – 0.0%

Superior Plus L.P./Superior General Partner, Inc.,
4.50%, 3/15/29(1)	50	41

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	275	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 8.5% continued

Home Construction – 0.1%

Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC,
5.00%, 6/15/29 (1)	$50	$37
4.88%, 2/15/30 (1)	25	18

Empire Communities Corp.,
7.00%, 12/15/25 (1)	25	21

Mattamy Group Corp.,
5.25%, 12/15/27 (1)	40	33
4.63%, 3/1/30 (1)	115	88

		197

Household Products – 0.0%

Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc.,
5.00%, 12/31/26 (1)	25	22
7.00%, 12/31/27 (1)	25	19

		41

Leisure Facilities & Services – 0.3%

1011778 B.C. ULC/New Red Finance, Inc.,
3.88%, 1/15/28 (1)	75	65
4.38%, 1/15/28 (1)	25	22
3.50%, 2/15/29 (1)	25	20
4.00%, 10/15/30 (1)	425	335

Raptor Acquisition Corp./Raptor Co-Issuer LLC,
4.88%, 11/1/26 (1)	185	159

		601

Machinery – 0.6%

Husky III Holding Ltd.,
13.00%, (100% Cash), 2/15/25 (1) (4)	25	23

Titan Acquisition Ltd./Titan Co-Borrower LLC,
7.75%, 4/15/26 (1)	1,395	1,103

		1,126

Metals & Mining – 1.5%

Baffinland Iron Mines Corp./Baffinland Iron Mines L.P.,
8.75%, 7/15/26 (1)	1,710	1,509

First Quantum Minerals Ltd.,
6.50%, 3/1/24 (1)	400	392

FMG Resources Pty. Ltd., Series 2006,
5.13%, 5/15/24 (1)	80	78

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 8.5% continued

Metals & Mining – 1.5% continued
4.50%, 9/15/27 (1)	$70	$62
5.88%, 4/15/30 (1)	25	22
4.38%, 4/1/31 (1)	150	115
6.13%, 4/15/32 (1)	75	64

Hudbay Minerals, Inc.,
4.50%, 4/1/26 (1)	295	245
6.13%, 4/1/29 (1)	155	125

IAMGOLD Corp.,
5.75%, 10/15/28 (1)	25	12

Mineral Resources Ltd.,
8.13%, 5/1/27 (1)	50	49
8.00%, 11/1/27 (1)	50	48
8.50%, 5/1/30 (1)	25	24

		2,745

Oil & Gas Producers – 0.6%

Athabasca Oil Corp.,
9.75%, 11/1/26 (1)	84	89

eG Global Finance PLC,
8.50%, 10/30/25 (1)	200	175

Energean Israel Finance Ltd.,
5.38%, 3/30/28	25	21
5.88%, 3/30/31	25	21

Ithaca Energy North Sea PLC,
9.00%, 7/15/26 (1)	200	189

Leviathan Bond Ltd.,
6.13%, 6/30/25	25	24
6.50%, 6/30/27	25	23

MEG Energy Corp.,
5.88%, 2/1/29 (1)	75	67

OGX Austria GmbH,
8.50%, 6/1/18 (1) (2) (7) (9)	2,420	—
8.38%, 4/1/22 (1) (2) (7) (9)	1,800	—

Parkland Corp.,
5.88%, 7/15/27 (1)	50	46
4.50%, 10/1/29 (1)	125	101
4.63%, 5/1/30 (1)	50	41

Teine Energy Ltd.,
6.88%, 4/15/29 (1)	340	305

Vermilion Energy, Inc.,
6.88%, 5/1/30 (1)	50	46

		1,148

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	276	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 8.5% continued

Oil & Gas Services & Equipment – 0.1%

Ensign Drilling, Inc.,
9.25%, 4/15/24 (1)	$25	$22

Precision Drilling Corp.,
7.13%, 1/15/26 (1)	75	71
6.88%, 1/15/29 (1)	25	22

Shelf Drilling Holdings Ltd.,
8.88%, 11/15/24 (1)	25	24
8.25%, 2/15/25 (1)	75	60

Shelf Drilling North Sea Holdings Ltd.,
10.25%, 10/31/25 (1)	50	49

		248

Software – 0.3%

Open Text Corp.,
3.88%, 2/15/28 (1)	85	70
3.88%, 12/1/29 (1)	245	189

Open Text Holdings, Inc.,
4.13%, 2/15/30 (1)	75	60
4.13%, 12/1/31 (1)	155	117

		436

Specialty Finance – 0.7%

Global Aircraft Leasing Co. Ltd.,
6.50%, 9/15/24 (1) (4)	830	624

VistaJet Malta Finance PLC/XO Management Holding, Inc.,
7.88%, 5/1/27 (1)	245	220
6.38%, 2/1/30 (1)	430	352

		1,196

Telecommunications – 1.7%

Altice France Holding S.A.,
6.00%, 2/15/28 (1)	760	482

Altice France S.A.,
8.13%, 2/1/27 (1)	200	179
5.50%, 1/15/28 (1)	400	317
5.13%, 7/15/29 (1)	315	235
5.50%, 10/15/29 (1)	200	150

Connect Finco S.a.r.l./Connect U.S. Finco LLC,
6.75%, 10/1/26 (1)	500	437

Digicel Group Holdings Ltd.,
8.00%, 4/1/25 (1) (4)	49	19

Iliad Holding SASU,
6.50%, 10/15/26 (1)	200	175
7.00%, 10/15/28 (1)	130	111

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 8.5% continued

Telecommunications – 1.7% continued

Telecom Italia Capital S.A.,
6.38%, 11/15/33	$175	$136
6.00%, 9/30/34	75	56
7.20%, 7/18/36	45	35

Telecom Italia S.p.A.,
5.30%, 5/30/24 (1)	130	123

Telesat Canada/Telesat LLC,
5.63%, 12/6/26 (1)	25	12
4.88%, 6/1/27 (1)	50	23
6.50%, 10/15/27 (1)	25	9

Vmed O2 UK Financing I PLC,
4.25%, 1/31/31 (1)	200	152
4.75%, 7/15/31 (1)	605	467

Vodafone Group PLC,
(Variable, USD Swap 5Y + 4.87%), 7.00%, 4/4/79 (6)	50	48

		3,166

Transportation & Logistics – 0.1%

Air Canada,
3.88%, 8/15/26 (1)	125	107

Seaspan Corp.,
5.50%, 8/1/29 (1)	75	58

		165

Total Foreign Issuer Bonds

(Cost $22,273)		15,593

TERM LOANS – 2.9% (13)

Automotive – 0.1%

Tenneco, Inc., Tranche B Term Loan,
(Floating, ICE LIBOR USD 1M +3.00%), 6.12%, 10/1/25	112	110

Cable & Satellite – 0.0%

DIRECTV Financing LLC, Closing Date Term Loan,
(Floating, ICE LIBOR USD 1M +5.00%, 0.75% Floor), 8.12%, 8/2/27	23	21

Chemicals – 0.1%

Consolidated Energy Finance S.A., Initial Term Loan,
(Floating, ICE LIBOR USD 3M +2.50%), 5.29%, 5/7/25	72	69

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	277	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

TERM LOANS - 2.9% (13) continued

Chemicals – 0.1% continued

Ineos US Finance LLC, New 2024 Dollar Term Loan,
4/1/24 (14)	$104	$101

		170

Construction Materials – 0.1%

U.S. Silica Co., Term Loan,
(Floating, ICE LIBOR USD 1M +4.00%, 1.00% Floor), 7.13%, 5/1/25	163	156

Consumer Services – 0.0%

Raptor Acquisition Corp., Term Loan,
(Floating, ICE LIBOR USD 3M +4.00%, 0.75% Floor), 7.60%, 11/1/26	25	24

Containers & Packaging – 0.2%

Mauser Packaging Solutions Holding Co., Initial Term Loan,
(Floating, ICE LIBOR USD 1M +3.25%), 5.81%, 4/3/24	21	19
(Floating, ICE LIBOR USD 3M + 3.25%), 5.81%, 4/3/24	105	98

Trident TPI Holdings, Inc., Tranche B-1 Term Loan,
(Floating, ICE LIBOR USD 3M +3.25%, 1.00% Floor), 6.92%, 10/17/24	174	169

		286

Electric – 0.1%

Lightstone Holdco LLC, Extended Term B Loan,
(Floating, ICE CME Term SOFR USD 1M + 5.75%, 1.00% Floor), 8.78%, 2/1/27	156	142

Lightstone Holdco LLC, Extended Term C Loan,
(Floating, ICE CME Term SOFR USD 1M + 5.75%, 1.00% Floor), 8.78%, 2/1/27	9	8

		150

Entertainment Content – 0.0%

Allen Media LLC, Initial Term Loan,
(Floating, ICE CME Term SOFR USD 3M + 5.50%), 9.20%, 2/10/27	48	42

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

TERM LOANS - 2.9% (13) continued

Entertainment Content – 0.0% continued

Diamond Sports Group LLC, Term Loan,
(Floating, ICE CME Term SOFR USD 1M + 3.25%), 5.95%, 8/24/26	$49	$9

		51

Health Care Facilities & Services – 0.3%

Gainwell Acquisition Corp., Term B Loan,
(Floating, ICE LIBOR USD 3M +4.00%, 0.75% Floor), 7.67%, 10/1/27	161	153

LifePoint Health, Inc., Term B Loan, 11/16/25 (14)	105	98
(Floating, ICE LIBOR USD 1M + 3.75%), 6.87%, 11/16/25	70	65

PetVet Care Centers LLC, 2021 Replacement Term Loan,
(Floating, ICE LIBOR USD 1M +3.50%, 0.75% Floor), 6.62%, 2/14/25	70	64

Team Health Holdings, Inc., Extended Term Loan,
(Floating, ICE CME Term SOFR USD 1M + 5.25%, 1.00% Floor), 8.28%, 3/2/27	193	164

		544

Insurance – 0.8%

Asurion LLC, New B-10 Term Loan,
(Floating, ICE CME Term SOFR USD 1M + 4.00%, 1.00% Floor), 7.13%, 8/19/28	25	21

Asurion LLC, New B-4 Term Loan,
(Floating, ICE LIBOR USD 1M + 5.25%), 8.37%, 1/20/29	1,470	1,117

Asurion LLC, New B-7 Term Loan,
(Floating, ICE LIBOR USD 1M + 3.00%), 6.12%, 11/3/24	211	198

Hub International Ltd., B-3 Incremental Term Loan,
(Floating, ICE LIBOR USD 3M +3.25%, 0.75% Floor), 5.98%, 4/25/25	167	160

Hub International Ltd., Initial Term Loan,
(Floating, ICE LIBOR USD 3M +3.00%), 5.77%, 4/25/25	25	24

		1,520

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	278	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

TERM LOANS - 2.9% (13) continued

Internet Media & Services – 0.0%

Endurance International Group Holdings, Inc., Initial Term Loan,
(Floating, ICE LIBOR USD 1M +3.50%, 0.75% Floor), 6.18%, 2/10/28	$25	$21

Leisure Facilities & Services – 0.2%

1011778 B.C. Unlimited Liability Co., Term B-4 Loan,
(Floating, ICE LIBOR USD 1M +1.75%), 4.87%, 11/19/26	32	31

Carnival Corp., Initial Advance Loan,
(Floating, ICE LIBOR USD 3M +3.00%, 0.75% Floor), 5.88%, 6/30/25	69	63

Formula One Management Ltd., Facility B3 Loan,
(Floating, ICE LIBOR USD 1M +2.50%, 1.00% Floor), 5.62%, 2/1/24	70	69

Scientific Games Holdings L.P., Initial Dollar Term Loan,
(Floating, ICE CME Term SOFR USD 3M + 3.50%, 0.50% Floor), 5.62%, 4/4/29	75	69

UFC Holdings LLC, Term B-3 Loan,
(Floating, ICE LIBOR USD 3M +2.75%, 0.75% Floor), 5.52%, 4/29/26	66	63

		295

Medical Equipment & Devices – 0.0%

Avantor Funding, Inc., 2021 Incremental B-5 Dollar Term Loan,
(Floating, ICE LIBOR USD 1M +2.25%, 0.50% Floor), 5.37%, 11/8/27	40	39

Metals & Mining – 0.3%

RA Acquisition Purchaser LLC, Notes,
(Floating, ICE LIBOR USD 3M +10.00%, 1.00% Floor), 13.67%, 5/31/23(2) (9)	608	608

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

TERM LOANS - 2.9% (13) continued

Oil & Gas Producers – 0.2%

Ascent Resources Utica Holdings LLC/Aru Finance Corp., Term Loan,
(Floating, ICE LIBOR USD 3M + 9.00%, 1.00% Floor), 11.46%, 11/1/25	$213	$223

Parker Drilling Co., Initial Loan,
(Floating, ICE LIBOR USD 3M + 11.00% Cash, 2.00% PIK), 11.00%, 3/26/24 (4)	16	16

Prairie ECI Acquiror L.P., Initial Term Loan,
(Floating, ICE LIBOR USD 1M + 4.75%), 7.87%, 3/11/26	110	103

		342

Oil & Gas Services & Equipment – 0.1%

ChampionX Corp., Term B-1 Loan,
(Floating, ICE CME Term SOFR USD 1M + 3.25%, 0.50% Floor), 6.00%, 6/7/29	68	67

WaterBridge Midstream Operating LLC, Initial Term Loan, 6/22/26 (14)	57	55
(Floating, ICE LIBOR USD 3M + 5.75%, 1.00% Floor), 9.13%, 6/22/26	107	103

		225

Publishing & Broadcasting – 0.0%

Clear Channel Outdoor Holdings, Inc., Term B Loan,
(Floating, ICE LIBOR USD 3M + 3.50%), 6.31%, 8/21/26	24	21

Retail - Discretionary – 0.2%

Great Outdoors Group LLC, Term B-2 Loan,
(Floating, ICE LIBOR USD 1M + 3.75%, 0.75% Floor), 6.87%, 3/6/28	208	192

Staples, Inc., 2019 Refinancing New Term B-1 Loan,
(Floating, ICE LIBOR USD 3M + 5.00%), 7.78%, 4/16/26	72	63

		255

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	279	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

TERM LOANS - 2.9% (13) continued

Software – 0.0%

athenahealth Group, Inc., Initial Delayed Draw Term Loan, 2/15/29 (14) (15)	$7	$7

athenahealth Group, Inc., Initial Term Loan,
(Floating, ICE CME Term SOFR USD 1M + 3.50%, 0.50% Floor), 6.58%, 2/15/29	43	38

		45

Technology Services – 0.1%

MoneyGram International, Inc., Closing Date Term Loan,
(Floating, ICE LIBOR USD 1M + 4.50%, 0.50% Floor), 7.62%, 7/21/26	64	63

Verscend Holding Corp., Term B-1 Loan,
(Floating, ICE LIBOR USD 1M + 4.00%), 7.12%, 8/27/25	105	102

		165

Telecommunications – 0.1%

Altice France S.A., Incremental Term Loan,
(Floating, ICE LIBOR USD 3M + 4.00%), 6.91%, 8/14/26	46	42

Consolidated Communications, Inc., Term B-1 Loan,
(Floating, ICE LIBOR USD 1M + 3.50%, 0.75% Floor), 6.63%, 10/2/27	50	43

Cyxtera DC Holdings, Inc., Initial Term Loan,
(Floating, ICE LIBOR USD 3M + 3.00%, 1.00% Floor), 5.79%, 5/1/24	105	95

		180

Transportation & Logistics – 0.0%

United AirLines, Inc., Class B Term Loan,
(Floating, ICE LIBOR USD 3M + 3.75%, 0.75% Floor), 6.53%, 4/21/28	25	23

Total Term Loans

(Cost $5,678)		5,251

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 3.2%

Chemicals – 0.1%

Utex Industries, Inc.(2) (9) *	2,200	$215

Construction Materials – 0.0%

Hardwood Holdings LLC(2) *	187	15

Distributors – 0.9%

ATD New Holdings, Inc.(9) *	22,076	1,545

Energy Equipment & Services – 0.0%

Diamond Offshore Drilling, Inc.*	3,490	23

Noble Corp. PLC*	103	3

Parker Drilling Co.*	917	6

		32

Gas Utilities – 0.0%

Ferrellgas Partners L.P., Class B	182	28

Hotels, Restaurants & Leisure – 0.1%

CWT Travel Group, Inc.(9) *	15,685	133

Media – 0.0%

iHeartMedia, Inc., Class A*	419	3

Metals & Mining – 1.9%

Midas Holdings Ltd.*	50	115

Real Alloy Parent, Inc.(2) (9) *	48	3,404

		3,519

Oil, Gas & Consumable Fuels – 0.1%

Athabasca Oil Corp.*	12,974	20

Bruin Blocker LLC(2) (9) *	9,827	1

Chaparral Energy, Inc.(2) *	2,378	105

Cloud Peak Energy, Inc.(2) *	20	—

Gulfport Energy Corp.*	421	37

Superior Energy Services(2) (9) *	1,213	79

		242

Pharmaceuticals – 0.0%

Mallinckrodt PLC*	1,509	26

Professional Services – 0.1%

Skillsoft Corp.*	36,863	68

Wireless Telecommunication Services – 0.0%

Intelsat S.A./Luxembourg(2) *	1,199	32

Total Common Stocks

(Cost $3,783)		5,858

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	280	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

MASTER LIMITED PARTNERSHIPS – 0.0%

Oil, Gas & Consumable Fuels – 0.0%

Summit Midstream Partners L.P.*	4,025	$60

Total Master Limited Partnerships

(Cost $117)		60

PREFERRED STOCKS – 0.0%

Oil, Gas & Consumable Fuels – 0.0%

Global Partners L.P./MA, 9.50%%	1,375	34

Total Preferred Stocks

(Cost $35)		34

RIGHTS – 0.0%

Wireless Telecommunication Services – 0.0%

Intelsat Jackson Holdings S.A.(2) *	248	1

Total Rights

(Cost $—)		1

OTHER – 0.0%

Basic Energy Services, Inc.(12) *	25,000	1

Escrow Appvion, Inc.(2) (9) *	225,000	—

Escrow Cloud Peak Energy, Inc.(2) (9) *	250,000	—

Escrow GenOn Energy, Inc.(2) (9) *	25,000	—

Escrow Gulfport Energy Operating Corp.(9) (11) *	150,000	—

Escrow Hertz (The) Corp.(1) (2) (9) *	125,000	—

Escrow Washington Mutual Bank(2) (9) *	250,000	—

Intelsat Jackson Holdings S.A.(1) (2) (9) *	50,000	—

RP Escrow Issuer LLC(1) (2) (9) *	1,100,000	13

Total Other

(Cost $135)		14

	NUMBER OF WARRANTS	VALUE (000S)

WARRANTS – 0.1%

California Resources Corp., Exp. 10/27/24, Strike $36.00*	66	$1

CWT Travel Holdings, Inc., Class A, Exp. 11/19/26, Strike $57.00(2) (11) *	2,018	—

CWT Travel Holdings, Inc., Class B, Exp. 11/19/28, Strike $67.69(2) (11) *	2,124	—

	NUMBER OF WARRANTS	VALUE (000S)

WARRANTS - 0.1% continued

Denbury, Inc., Exp. 9/18/25, Strike $32.59*	1,236	$67

Utex Industries, Inc., Exp. 12/31/49, Strike $0.00(2) (9) *	5,500	105

Total Warrants

(Cost $18)		173

	NUMBER OF SHARES	VALUE (000S)

INVESTMENT COMPANIES – 4.0%

Northern Institutional Funds - U.S. Government Portfolio (Shares),

2.31%(16) (17)	7,307,664	$7,308

Total Investment Companies

(Cost $7,308)		7,308

Total Investments – 99.0%
(Cost $211,486)	180,792

Other Assets less Liabilities – 1.0%	1,847

NET ASSETS – 100.0%	$182,639

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(2)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(3)	Perpetual bond. Maturity date represents next call date.
(4)	Security is a payment in-kind bond (PIK), distributions received in-kind unless otherwise noted in the description.
(5)	Principal amount is less than one thousand.
(6)	Variable or floating rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of September 30, 2022.
(7)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(8)	Issuer has defaulted on terms of debt obligation.
(9)

Restricted security that has been deemed illiquid. At September 30, 2022, the value of these restricted illiquid securities amounted to approximately $10,040,000 or 5.5% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)

ATD New Holdings, Inc., 0.00%	1/9/19	$469

Bruin Blocker LLC, 0.00%	9/29/20	220

Carnelian Point Holdings LP, 5.00%, 6/30/28	7/5/22	53

CWT Travel Group, Inc., 0.00%	11/19/21	246

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	281	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)

Escrow Appvion, Inc., 0.00%	8/24/18	$—

Escrow Cloud Peak Energy, Inc., 0.00%	7/29/16-12/11/18	110

Escrow GenOn Energy, Inc., 0.00%	12/19/18	—

Escrow Gulfport Energy Operating Corp.,
0.00%	5/18/21	—

Escrow Hertz (The) Corp., 0.00%	7/1/21	—

Escrow Washington Mutual Bank, 0.00%	10/11/17	—

GTT Communications, Inc., 7.88%, 12/31/24	12/19/18-2/6/20	1,522

Intelsat Jackson Holdings S.A., 0.00%	3/21/22	—

Murray Energy Corp., 12.00%, 4/15/24	7/3/18-4/18/19	397

Northwest Acquisitions ULC/Dominion Finco, Inc.,

7.13%, 11/1/22	10/6/17-11/18/19	1,733

OGX Austria GmbH, 8.38%, 4/1/22	5/30/12-4/18/13	1,497

OGX Austria GmbH, 8.50%, 6/1/18	5/26/11-4/17/13	2,265

RA Acquisition Purchaser LLC, Notes, 13.67%, 5/31/23	5/31/18-6/30/20	608

Real Alloy Parent, Inc., 0.00%	5/31/18	1,738

RP Escrow Issuer LLC, 0.00%	12/18/20	—

Specialty Steel Supply, Inc., 11.00%, 11/15/26	6/2/21	2,670

Sterling Entertainment Group LLC, 10.25%, 1/15/24	12/27/17	1,105

Superior Energy Services, 0.00%	9/19/17-2/1/21	76

Utex Industries, Inc., 0.00%	12/3/20	108

Utex Industries, Inc., Exp. 12/31/49, Strike $0.00,
0.00%	12/3/20	—

Weatherford International Ltd., 11.00%, 12/1/24	6/8/21	10

(10)	When-Issued Security. Coupon rate is not in effect at September 30, 2022.
(11)	Value rounds to less than one thousand.
(12)	Restricted security.
(13)	Variable or floating rate security. Rate as of September 30, 2022 is disclosed.
(14)	Position is unsettled. Contract rate was not determined at September 30, 2022 and does not take effect until settlement date.
(15)

Unfunded loan commitment. An unfunded loan commitment is a contractual obligation for future funding at the option of the Borrower. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement. See Note 2.

(16)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(17)	7-day current yield as of September 30, 2022 is disclosed.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M - 1 Month

3M - 3 Month

5Y - 5 Year

CDI - CREST Depository Interest

CME - Chicago Mercantile Exchange

CMT - Constant Maturity

ICE - Intercontinental Exchange

LIBOR - London Interbank Offered Rate

PIK - Payment In-Kind

REIT - Real Estate Investment Trust

S&P - Standard & Poor’s

SOFR - Secured Overnight Financing Rate

USD - United States Dollar

Percentages shown are based on Net Assets.

At September 30, 2022, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF NET ASSETS

United States Dollar	96.1%

All other currencies less than 5%	2.9

Total Investments	99.0

Other Assets less Liabilities	1.0

Net Assets	100.0%

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	282	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2022:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

Convertible Bonds:
Oil & Gas Producers	$ —	$ —	$ 28	$ 28
All Other Industries(1)	—	252	—	252
Total Convertible Bonds	—	252	28	280

Corporate Bonds:
Entertainment Content	—	1,693	1,079	2,772
Industrial Intermediate Products	—	154	1,262	1,416
Steel	—	1,777	2,670	4,447
All Other Industries(1)	—	137,585	—	137,585

Total Corporate Bonds	—	141,209	5,011	146,220

Foreign Issuer Bonds(1)	—	15,593	—	15,593

Term Loans:
Metals & Mining	—	—	608	608
All Other Industries(1)	—	4,643	—	4,643
Total Term Loans	—	4,643	608	5,251

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

Common Stocks:
Chemicals	$ —	$ —	$ 215	$ 215
Construction Materials	—	—	15	15
Distributors	—	1,545	—	1,545
Hotels, Restaurants & Leisure	—	133	—	133
Metals & Mining	—	115	3,404	3,519
Oil, Gas & Consumable Fuels	57	—	185	242
Wireless Telecommunication Services	—	—	32	32
All Other Industries(1)	157	—	—	157
Total Common Stocks	214	1,793	3,851	5,858

Master Limited Partnerships	60	—	—	60
Preferred Stocks	34	—	—	34
Rights	—	—	1	1
Other	—	1	13	14
Warrants	68	—	105	173
Investment Companies	7,308	—	—	7,308
Total Investments	$7,684	$163,491	$9,617	$180,792

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	283	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/22 (000S)		ACCRUED DISCOUNTS (PREMIUMS) (000S)	REALIZED GAIN (LOSS) (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	PURCHASES (000S)	SALES (000S)	TRANSFERS INTO LEVEL 3 (000S)	TRANSFERS OUT OF LEVEL 3 (000S)	BALANCE AS OF 9/30/22 (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS STILL HELD AT 9/30/22 (000S)

Convertible Bonds

Oil & Gas Producers	$20		$—	$—	$8	$—	$—	$—	$—	$28	$8

Corporate Bonds

Entertainment Content	1,113		2	—	(36)	—	—	—	—	1,079	(36)

Industrial Intermediate Products	1,257		10	—	(5)	—	—	—	—	1262	(5)

Iron & Steel	—		—	—	176	—	(176)	—	—	—	—

Oil & Gas Producers	60		—	—	(41)	—	(19)	—	—	—	—

Steel	2,670		—	—	—	—	—	—	—	2,670	—

Term Loans

Metals & Mining	608		—	—	—	—	—	—	—	608	—

Common Stocks

Chemicals	206		—	—	9	—	—	—	—	215	9

Construction Materials	11		—	—	4	—	—	—	—	15	4

Metals & Mining	3,345		—	—	153	—	(94)	—	—	3,404	238

Oil, Gas & Consumable Fuels	107		—	—	59	19	—	—	—	185	59

Wireless Telecommunication Services	35		—	—	(3)	—	—	—	—	32	(3)

Rights

Wireless Telecommunication Services	—	*	—	—	1	—	—	—	—	1	1

Other	14		—	—	(1)	—	—	—	—	13	(1)

Warrants	22		—	—	83	—	—	—	—	105	106

Total	$9,468		$12	$—	$407	$19	($289)	$—	$—	$9,617	$380

*Amount rounds to less than a thousand.

Securities valued at $260 included in the Balance as of 9/30/22 above were valued using evaluated prices provided by a third party provider. Securities valued at $9,357 included in the Balance as of 9/30/22 above were valued using prices provided by the Fund’s investment adviser’s pricing and valuation committee.

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	284	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	FAIR VALUE AT 9/30/22 (000S)	VALUATION TECHNIQUES	UNOBSERVABLE INPUTS	RANGE (WEIGHTED AVERAGE)

Corporate Bonds	$5,011	Market Approach	Yield(1)	5.7% - 10.0% (8.2%)

Term Loans	$608	Market Approach	Yield(1)	5.1% - 5.6% (5.5%)

Common Stocks	$3,619	Discounted Cash Flow / Market Approach	Discount Rate /EBITDA Multiple(2)	10.2% / 3.7x

	1	Income Approach	Estimated Recovery Value(3)	Not Applicable

Other	$13	Market Approach	Discount Rate / Estimated Recovery Value(3)	Not Applicable

Warrants	$105	Market Approach	Estimated Recovery Value(3)	Not Applicable

(1)

The significant unobservable inputs that can be used in the fair value measurement are; Yield. Significant decreases (increase) in yield would have resulted in a significantly higher (lower) fair value measurement.

(2)

The significant unobservable inputs that can be used in the fair value measurement are; Discount Rate and EBITDA Multiple. Significant increases (decreases) in the discount rate in isolation would have resulted in a significantly lower (higher) fair value measurement while an increase (decrease) in EBITDA multiple in isolation would have resulted in a significantly higher (lower) fair value measurement.

(3)

The significant unobservable inputs that can be used in the fair value measurement are: Discount Rate and Estimated Recovery Value. Significant increases (decreases) in estimated recovery value in isolation would have resulted in a significantly higher (lower) fair value measurement.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	285	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

SHORT BOND FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

ASSET-BACKED SECURITIES – 5.2%

Auto Floor Plan – 0.1%

GMF Floorplan Owner Revolving Trust, Series 2020-2, Class A
0.69%, 10/15/25(1)	$500	$479

Automobile – 1.2%

AmeriCredit Automobile Receivables Trust, Series 2021-2, Class A2
0.26%, 11/18/24	164	163

CarMax Auto Owner Trust, Series
2020-1, Class A3
1.89%, 12/16/24	245	243

Enterprise Fleet Financing LLC, Series 2020-1, Class A3 1.86%, 12/22/25(1)	2,250	2,186

Ford Credit Auto Lease Trust, Series 2022-A, Class A2A 2.78%, 10/15/24	499	494

GM Financial Consumer Automobile Receivables Trust, Series 2020-1, Class A3
1.84%, 9/16/24	195	194

Hyundai Auto Receivables Trust, Series 2022-A, Class A2A 1.81%, 2/18/25(1)	1,035	1,021

Tesla Auto Lease Trust, Series 2021-A, Class A2
0.36%, 3/20/25(1)	437	432

		4,733

Credit Card – 3.1%

American Express Credit Account Master Trust, Series 2022-1, Class A
2.21%, 3/15/27	1,900	1,793

American Express Credit Account Master Trust, Series 2022-2, Class A
3.39%, 5/15/27	2,100	2,036

Capital One Multi-Asset Execution Trust, Series 2021-A1, Class A1
0.55%, 7/15/26	5,000	4,654

Discover Card Execution Note Trust, Series 2021-A1, Class A1
0.58%, 9/15/26	1,300	1,203

Master Credit Card Trust II, Series 2020-1A, Class A 1.99%, 9/21/24(1)	2,200	2,174

		11,860

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

ASSET-BACKED SECURITIES - 5.2% continued

Other – 0.8%

Verizon Master Trust, Series 2021-1, Class A
0.50%, 5/20/27	$2,760	$2,573

Verizon Owner Trust, Series 2020-A, Class A1A
1.85%, 7/22/24	522	520

		3,093

Total Asset-Backed Securities

(Cost $21,106)		20,165

COMMERCIAL MORTGAGE-BACKED SECURITIES – 7.5%

Non Agency – 7.5%

Benchmark Mortgage Trust, Series 2019-B12, Class A2 3.00%, 8/15/52	699	669

Citigroup Commercial Mortgage Trust,
Series 2016-C1, Class A4
3.21%, 5/10/49	2,250	2,090

GS Mortgage Securities Trust, Series 2016-GS2, Class A4 3.05%, 5/10/49	4,435	4,107

JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class A4
3.23%, 10/15/48	4,090	3,883

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class A4
4.26%, 10/15/46	575	570

Wells Fargo Commercial Mortgage Trust, Series 2015-C27, Class A5
3.45%, 2/15/48	4,415	4,212

Wells Fargo Commercial Mortgage Trust, Series 2015-C31, Class A4
3.70%, 11/15/48	4,335	4,116

Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4, Class A4
3.72%, 12/15/48	5,175	4,925

Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class A4
3.43%, 3/15/59	2,270	2,126

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	286	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.5% continued

Non Agency – 7.5% continued

Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class A6
3.64%, 1/15/59	$2,225	$2,097

		28,795

Total Commercial Mortgage-Backed Securities

(Cost $32,432)		28,795

CORPORATE BONDS – 43.8%

Aerospace & Defense – 0.6%

Boeing (The) Co., 4.51%, 5/1/23	1,000	997
1.95%, 2/1/24	1,300	1,247

Howmet Aerospace, Inc., 5.13%, 10/1/24	200	195

		2,439

Asset Management – 1.8%

Ares Capital Corp., 4.20%, 6/10/24	950	920
2.15%, 7/15/26	400	335

Charles Schwab (The) Corp.,
(Floating, U.S. SOFR Compounded Index + 1.05%), 3.88%, 3/3/27 (2)	3,000	2,978

FS KKR Capital Corp., 1.65%, 10/12/24	980	895

Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
4.75%, 9/15/24	950	889

OWL Rock Core Income Corp., 5.50%, 3/21/25	1,200	1,129

		7,146

Automotive – 2.9%

American Honda Finance Corp., 0.88%, 7/7/23	1,790	1,740

Aptiv PLC/Aptiv Corp., 2.40%, 2/18/25	570	532

Ford Motor Credit Co. LLC, 3.38%, 11/13/25	800	707

General Motors Co., 5.40%, 10/2/23	1,000	1,000

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 43.8% continued

Automotive – 2.9% continued

General Motors Financial Co., Inc.,
(Floating, U.S. SOFR + 0.76%), 3.63%, 3/8/24 (2)	$2,000	$1,972
3.50%, 11/7/24	1,050	1,006

Hyundai Capital America, 1.25%, 9/18/23 (1)	410	394
0.80%, 1/8/24 (1)	800	753
0.88%, 6/14/24 (1)	700	646

Nissan Motor Acceptance Co. LLC,
(Floating, ICE LIBOR USD 3M + 0.64%), 3.81%, 3/8/24 (1) (2)	1,300	1,284

Toyota Motor Credit Corp., 4.40%, 9/20/24	990	984

		11,018

Banking – 3.5%

Bank of America Corp.,
(Floating, Bloomberg Short-Term Bank Yield Index 3M + 0.43%), 3.34%, 5/28/24 (2)	5,000	4,900
(Floating, ICE LIBOR USD 3M + 0.76%), 4.05%, 9/15/26 (2)	895	869

Citigroup, Inc.,
(Variable, U.S. SOFR + 0.67%), 0.98%, 5/1/25 (3)	1,200	1,112

Citizens Financial Group, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.50%), 4.30%, 2/11/31 (3)	930	864

Fifth Third Bancorp, 2.38%, 1/28/25	265	248

First-Citizens Bank & Trust Co.,
(Variable, CME Term SOFR 3M + 1.72%), 2.97%, 9/27/25 (3)	450	424

JPMorgan Chase & Co.,
(Floating, U.S. SOFR + 0.58%), 3.56%, 6/23/25 (2)	500	490
(Variable, CME Term SOFR 3M + 0.70%), 1.04%, 2/4/27 (3)	760	646

KeyBank N.A., 1.25%, 3/10/23	600	592
(Variable, U.S. SOFR + 0.32%), 0.43%, 6/14/24 (3)	1,500	1,452

Truist Financial Corp.,
(Variable, U.S. SOFR + 1.46%), 4.26%, 7/28/26 (3)	1,000	972

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	287	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

SHORT BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 43.8% continued

Banking – 3.5% continued

Wells Fargo & Co.,
(Variable, U.S. SOFR + 0.51%), 0.81%, 5/19/25 (3)	$380	$ 352
(Floating, U.S. SOFR + 1.32%), 3.77%, 4/25/26 (2)	700	696

		13,617

Beverages – 0.2%

Keurig Dr. Pepper, Inc.,
0.75%, 3/15/24	700	659

Biotechnology & Pharmaceuticals – 0.5%

Gilead Sciences, Inc.,
0.75%, 9/29/23	1,159	1,113

Horizon Therapeutics U.S.A., Inc.,
5.50%, 8/1/27 (1)	1,000	935

		2,048

Cable & Satellite – 0.5%

Cable One, Inc.,
4.00%, 11/15/30 (1)	680	529

DISH DBS Corp.,
5.88%, 11/15/24	1,400	1,250

		1,779

Chemicals – 0.6%

Avery Dennison Corp.,
0.85%, 8/15/24	730	676

DuPont de Nemours, Inc.,
4.21%, 11/15/23	890	885

Sherwin-Williams (The) Co.,
4.05%, 8/8/24	400	393

Westlake Corp.,
0.88%, 8/15/24	400	373

		2,327

Commercial Support Services – 0.7%

Republic Services, Inc.,
2.50%, 8/15/24	1,680	1,604

Stericycle, Inc.,
5.38%, 7/15/24 (1)	630	605

ZipRecruiter, Inc.,
5.00%, 1/15/30 (1)	490	396

		2,605

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 43.8% continued

Containers & Packaging – 0.4%

Ardagh Packaging Finance PLC/Ardagh Holdings U.S.A., Inc.,
5.25%, 8/15/27 (1)	$1,000	$626

Graphic Packaging International LLC,
4.75%, 7/15/27 (1)	1,180	1,080

		1,706

Diversified Industrials – 0.2%

Parker-Hannifin Corp.,
2.70%, 6/14/24	900	866

E-Commerce Discretionary – 0.3%

eBay, Inc.,
1.90%, 3/11/25	1,300	1,206

Electric Utilities – 3.8%

Ameren Corp.,
2.50%, 9/15/24	420	399

Ameren Illinois Co.,
0.38%, 6/15/23	530	514

American Electric Power Co., Inc.,
1.00%, 11/1/25	675	591

Black Hills Corp.,
1.04%, 8/23/24	1,020	942

Calpine Corp.,
4.50%, 2/15/28 (1)	900	793

CenterPoint Energy, Inc.,
(Floating, U.S. SOFR Compounded Index + 0.65%), 3.31%, 5/13/24 (2)	740	730

DTE Energy Co.,
1.05%, 6/1/25	1,660	1,486

Duke Energy Corp.,
3.75%, 4/15/24	1,000	982

Mississippi Power Co.,
(Floating, U.S. SOFR + 0.30%), 3.29%, 6/28/24 (2)	1,000	980

NextEra Energy Capital Holdings, Inc.,
0.65%, 3/1/23	880	866

NRG Energy, Inc.,
3.75%, 6/15/24 (1)	300	288

OGE Energy Corp.,
0.70%, 5/26/23	700	681

PPL Electric Utilities Corp.,
(Floating, U.S. SOFR + 0.33%), 3.32%, 6/24/24 (2)	550	544

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	288	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 43.8% continued

Electric Utilities – 3.8% continued

Public Service Enterprise Group, Inc.,
0.84%, 11/8/23	$590	$563

Terraform Global Operating L.P.,
6.13%, 3/1/26 (1)	395	370

Vistra Operations Co. LLC,
5.13%, 5/13/25 (1)	1,400	1,355

WEC Energy Group, Inc.,
0.80%, 3/15/24	810	762

Xcel Energy, Inc.,
0.50%, 10/15/23	1,740	1,658

		14,504

Electrical Equipment – 0.6%

Amphenol Corp.,
2.05%, 3/1/25	780	730

Keysight Technologies, Inc.,
4.55%, 10/30/24	850	838

Otis Worldwide Corp.,
2.06%, 4/5/25	815	754

		2,322

Entertainment Content – 0.3%

Discovery Communications LLC,
2.95%, 3/20/23	500	496

Take-Two Interactive Software, Inc.,
3.30%, 3/28/24	290	283
3.55%, 4/14/25	160	153

Warnermedia Holdings, Inc.,
3.43%, 3/15/24 (1)	420	406

		1,338

Food – 1.6%

Cargill, Inc.,
0.40%, 2/2/24 (1)	900	850

Conagra Brands, Inc.,
0.50%, 8/11/23	690	665

Hershey (The) Co.,
0.90%, 6/1/25	590	535

JBS U.S.A. LUX S.A./JBS U.S.A. Food Co./JBS U.S.A. Finance, Inc.,
5.50%, 1/15/30 (1)	725	670

Lamb Weston Holdings, Inc.,
4.88%, 5/15/28 (1)	660	599

McCormick & Co., Inc.,
0.90%, 2/15/26	450	390

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 43.8% continued

Food – 1.6% continued

Mondelez International, Inc.,
2.13%, 3/17/24	$390	$374

Nestle Holdings, Inc.,
0.61%, 9/14/24 (1)	2,300	2,129

		6,212

Forestry, Paper & Wood Products – 0.5%

Georgia-Pacific LLC,
0.63%, 5/15/24(1)	2,100	1,950

Health Care Facilities & Services – 1.3%

Cigna Corp.,
1.25%, 3/15/26	580	508

CVS Health Corp.,
2.63%, 8/15/24	1,200	1,151

Elevance Health, Inc.,
2.38%, 1/15/25	1,180	1,114

HCA, Inc.,
5.00%, 3/15/24	500	497

Tenet Healthcare Corp.,
4.63%, 7/15/24	500	483

UnitedHealth Group, Inc.,
2.38%, 8/15/24	1,170	1,124

		4,877

Home Construction – 0.4%

D.R. Horton, Inc.,
2.50%, 10/15/24	750	713

Forestar Group, Inc.,
5.00%, 3/1/28 (1)	1,100	883

		1,596

Household Products – 0.5%

Colgate-Palmolive Co.,
3.10%, 8/15/25	475	459

GSK Consumer Healthcare Capital UK PLC,
3.13%, 3/24/25 (1)	1,500	1,416

		1,875

Industrial Support Services – 0.2%

WW Grainger, Inc.,
1.85%, 2/15/25	650	609

Institutional Financial Services – 1.2%

Coinbase Global, Inc.,
3.38%, 10/1/28 (1)	600	375

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	289	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

SHORT BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 43.8% continued

Institutional Financial Services – 1.2% continued

Goldman Sachs Group (The), Inc.,
(Variable, U.S. SOFR + 0.61%), 0.86%, 2/12/26 (3)	$610	$544

Morgan Stanley,
3.70%, 10/23/24	1,000	975
(Variable, U.S. SOFR + 1.15%), 2.72%, 7/22/25 (3)	230	218

Nasdaq, Inc.,
0.45%, 12/21/22	510	505

National Securities Clearing Corp.,
0.40%, 12/7/23 (1)	2,000	1,903

		4,520

Insurance – 4.8%

AIG Global Funding,
0.45%, 12/8/23 (1)	640	608

Allstate (The) Corp.,
3.15%, 6/15/23	1,000	991

Aon Corp.,
2.20%, 11/15/22	1,000	998

Athene Global Funding,
0.95%, 1/8/24 (1)	1,900	1,788

Brighthouse Financial Global Funding,
0.60%, 6/28/23 (1)	860	833
(Floating, U.S. SOFR + 0.76%), 3.00%, 4/12/24 (1) (2)	400	396

Brown & Brown, Inc.,
4.20%, 9/15/24	500	490

Corebridge Financial, Inc.,
3.50%, 4/4/25 (1)	300	285

GA Global Funding Trust,
(Floating, U.S. SOFR + 0.50%), 3.39%, 9/13/24 (1) (2)	2,400	2,331

Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co-Issuer, Inc.,
7.63%, 10/15/25 (1) (4)	771	727

Jackson Financial, Inc.,
1.13%, 11/22/23	810	774

Jackson National Life Global Funding,
1.75%, 1/12/25 (1)	850	781

Metropolitan Life Global Funding I,
0.90%, 6/8/23 (1)	340	331
0.40%, 1/7/24 (1)	1,600	1,511

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 43.8% continued

Insurance – 4.8% continued

New York Life Global Funding,
(Floating, U.S. SOFR Compounded Index + 0.33%), 2.64%, 1/14/25 (1) (2)	$1,300	$1,283

Principal Life Global Funding II,
0.50%, 1/8/24 (1)	1,200	1,135
2.25%, 11/21/24 (1)	930	875

Protective Life Global Funding,
0.63%, 10/13/23 (1)	200	192
0.47%, 1/12/24 (1)	1,100	1,036
0.78%, 7/5/24 (1)	500	462

Security Benefit Global Funding,
1.25%, 5/17/24	700	653

		18,480

Leisure Facilities & Services – 0.7%

Hyatt Hotels Corp.,
1.80%, 10/1/24	1,500	1,406

Marriott International, Inc.,
5.00%, 10/15/27	1,000	966

Starbucks Corp.,
(Floating, U.S. SOFR Compounded Index + 0.42%), 3.08%, 2/14/24 (2)	450	447

		2,819

Machinery – 0.4%

CNH Industrial Capital LLC,
1.95%, 7/2/23	210	205
4.20%, 1/15/24	730	719
3.95%, 5/23/25	460	444

		1,368

Medical Equipment & Devices – 0.8%

Baxter International, Inc.,
0.87%, 12/1/23	1,700	1,624
(Floating, U.S. SOFR Compounded Index + 0.44%), 3.22%, 11/29/24 (2)	540	528

DH Europe Finance II S.a.r.l.,
2.20%, 11/15/24	840	794

		2,946

Oil & Gas Producers – 2.3%

Continental Resources, Inc.,
2.27%, 11/15/26 (1)	1,700	1,451

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	290	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 43.8% continued

Oil & Gas Producers – 2.3% continued

CVR Energy, Inc.,
5.25%, 2/15/25 (1)	$1,100	$990

EQT Corp.,
6.13%, 2/1/25	1,100	1,101

Occidental Petroleum Corp.,
2.70%, 2/15/23	1,070	1,070

ONEOK, Inc.,
2.20%, 9/15/25	500	455

Phillips 66,
3.70%, 4/6/23	300	299
3.85%, 4/9/25	1,900	1,841

Pioneer Natural Resources Co.,
1.13%, 1/15/26	1,160	1,014

Plains All American Pipeline L.P.,
(Variable, ICE LIBOR USD 3M + 4.11%), 6.13%, 11/15/22 (3) (5)	525	428

Southern Natural Gas Co. LLC,
0.63%, 4/28/23 (1)	290	282

		8,931

Oil & Gas Services & Equipment – 0.1%

Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.,
1.23%, 12/15/23	380	364

Publishing & Broadcasting – 0.1%

News Corp.,
3.88%, 5/15/29(1)	300	255

Real Estate Investment Trusts – 2.3%

American Tower Corp.,
2.40%, 3/15/25	945	877
1.30%, 9/15/25	940	834

Corporate Office Properties L.P.,
2.25%, 3/15/26	400	350

Crown Castle, Inc.,
3.15%, 7/15/23	1,575	1,554

Equinix, Inc.,
2.63%, 11/18/24	975	923

Healthpeak Properties, Inc.,
3.25%, 7/15/26	1,150	1,071

Iron Mountain, Inc.,
4.88%, 9/15/27 (1)	480	430

iStar, Inc.,
4.75%, 10/1/24	540	532

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 43.8% continued

Real Estate Investment Trusts – 2.3% continued

MPT Operating Partnership L.P./MPT Finance Corp.,
4.63%, 8/1/29	$1,100	$885

Simon Property Group L.P.,
2.00%, 9/13/24	870	822

Welltower, Inc.,
3.63%, 3/15/24	650	635

		8,913

Retail - Consumer Staples – 0.8%

7-Eleven, Inc.,
0.95%, 2/10/26 (1)	600	517

Dollar General Corp.,
4.25%, 9/20/24	170	168

Walgreens Boots Alliance, Inc.,
0.95%, 11/17/23	2,420	2,317

		3,002

Retail - Discretionary – 0.9%

Carvana Co.,
5.50%, 4/15/27 (1)	750	409

Home Depot (The), Inc.,
4.00%, 9/15/25	1,260	1,240

Lowe’s Cos., Inc.,
4.40%, 9/8/25	990	975

Nordstrom, Inc.,
2.30%, 4/8/24	1,000	930

		3,554

Semiconductors – 0.3%

Analog Devices, Inc.,
(Floating, U.S. SOFR + 0.25%), 3.24%, 10/1/24 (2)	200	196

Microchip Technology, Inc.,
0.98%, 9/1/24	920	847

		1,043

Software – 1.1%

Autodesk, Inc.,
3.60%, 12/15/22	1,000	998

Oracle Corp.,
2.95%, 11/15/24	2,000	1,908

PTC, Inc.,
4.00%, 2/15/28 (1)	1,190	1,041

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	291	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

SHORT BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 43.8% continued

Software – 1.1% continued

Roper Technologies, Inc.,
2.35%, 9/15/24	$470	$447

		4,394

Specialty Finance – 3.0%

Air Lease Corp.,
0.80%, 8/18/24	980	893

Ally Financial, Inc.,
3.88%, 5/21/24	1,000	977

American Express Co.,
2.50%, 7/30/24	1,540	1,475

Aviation Capital Group LLC,
1.95%, 1/30/26 (1)	1,100	923

Blackstone Private Credit Fund,
7.05%, 9/29/25 (1)	900	889

Capital One Financial Corp.,
3.50%, 6/15/23	1,000	993

Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
4.25%, 2/1/27 (1)	1,100	886

OneMain Finance Corp.,
3.50%, 1/15/27	650	506

Starwood Property Trust, Inc.,
3.75%, 12/31/24 (1)	1,200	1,087
3.63%, 7/15/26 (1)	500	425

Synchrony Financial,
4.88%, 6/13/25	1,940	1,872

United Wholesale Mortgage LLC,
5.50%, 4/15/29 (1)	1,000	760

		11,686

Steel – 0.1%

Nucor Corp.,
3.95%, 5/23/25	410	397

Technology Hardware – 0.5%

Dell International LLC/EMC Corp.,
5.45%, 6/15/23	122	122

Hewlett Packard Enterprise Co.,
4.45%, 10/2/23	1,000	996

Seagate HDD Cayman,
4.88%, 3/1/24	600	582
3.13%, 7/15/29	235	172

		1,872

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 43.8% continued

Technology Services – 1.2%

Block, Inc.,
2.75%, 6/1/26	$1,850	$1,590

Fidelity National Information Services, Inc.,
0.60%, 3/1/24	340	319
4.50%, 7/15/25	340	333

Fiserv, Inc.,
2.75%, 7/1/24	260	249

Global Payments, Inc.,
1.50%, 11/15/24	240	221
2.65%, 2/15/25	500	467

International Business Machines Corp.,
4.00%, 7/27/25	985	966

PayPal Holdings, Inc.,
2.40%, 10/1/24	660	630

		4,775

Telecommunications – 0.8%

Level 3 Financing, Inc.,
4.63%, 9/15/27 (1)	1,100	910

T-Mobile U.S.A., Inc.,
3.50%, 4/15/25	1,700	1,625

Verizon Communications, Inc.,
0.85%, 11/20/25	790	693

		3,228

Transportation & Logistics – 0.7%

American Airlines Group, Inc.,
3.75%, 3/1/25 (1)	1,100	899

Cargo Aircraft Management, Inc.,
4.75%, 2/1/28 (1)	1,200	1,033

Delta Air Lines, Inc.,
2.90%, 10/28/24	480	445

United Airlines Pass Through Trust,
Series 2020-1, Class B,
4.88%, 1/15/26	382	357

		2,734

Wholesale - Consumer Staples – 0.3%

Bunge Ltd. Finance Corp.,
1.63%, 8/17/25	1,310	1,178

Total Corporate Bonds

(Cost $181,600)		169,158

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	292	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS – 23.7%

Asset Management – 0.3%

UBS A.G.,
0.70%, 8/9/24 (1)	$400	$369

UBS Group A.G.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.83%), 1.01%, 7/30/24 (1) (3)	1,000	965

		1,334

Automotive – 1.1%

BMW U.S. Capital LLC,
3.80%, 4/6/23 (1)	800	796

Kia Corp.,
2.38%, 2/14/25 (1)	410	381

Mercedes-Benz Finance North America LLC,
0.75%, 3/1/24 (1)	600	565

Volkswagen Group of America Finance LLC,
3.13%, 5/12/23 (1)	630	623
0.88%, 11/22/23 (1)	1,000	952
(Floating, U.S. SOFR + 0.95%), 3.79%, 6/7/24 (1) (2)	1,050	1,047

		4,364

Banking – 13.4%

ANZ New Zealand International Ltd.,
3.40%, 3/19/24 (1)	1,000	979
(Floating, U.S. SOFR + 0.60%), 3.31%, 2/18/25 (1) (2)	810	803

Banco Santander S.A.,
(Floating, U.S. SOFR + 1.24%), 3.96%, 5/24/24 (2)	2,800	2,797

Bank of Montreal,
(Floating, U.S. SOFR Compounded Index + 0.62%), 3.54%, 9/15/26 (2)	2,600	2,498

Bank of New Zealand,
2.00%, 2/21/25 (1)	1,170	1,089

Bank of Nova Scotia (The),
1.63%, 5/1/23	1,000	984
4.50%, 12/16/25	300	290

Banque Federative du Credit Mutuel S.A.,
0.65%, 2/27/24 (1)	800	753

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 23.7% continued

Banking – 13.4% continued

Barclays PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.80%), 1.01%, 12/10/24 (3)	$685	$645

BNP Paribas S.A.,
4.25%, 10/15/24	1,000	976
(Variable, ICE LIBOR USD 3M + 1.11%), 2.82%, 11/19/25 (1) (3)	1,110	1,035
(Variable, U.S. SOFR + 1.00%), 1.32%, 1/13/27 (1) (3)	500	426

BPCE S.A.,
1.00%, 1/20/26 (1)	490	423

Commonwealth Bank of Australia,
(Floating, U.S. SOFR + 0.52%), 3.44%, 6/15/26 (1) (2)	2,700	2,652

Cooperatieve Rabobank U.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.00%), 1.34%, 6/24/26 (1) (3)	1,950	1,728

Credit Agricole S.A.,
(Floating, ICE LIBOR USD 3M + 1.02%), 3.80%, 4/24/23 (1) (2)	1,045	1,047
3.25%, 10/4/24 (1)	800	764

Deutsche Bank A.G.,
0.96%, 11/8/23	560	533
(Variable, U.S. SOFR + 1.87%), 2.13%, 11/24/26 (3)	1,450	1,231

Federation des Caisses Desjardins du Quebec,
2.05%, 2/10/25 (1)	1,500	1,384

HSBC Holdings PLC,
(Variable, U.S. SOFR + 0.53%), 0.73%, 8/17/24 (3)	1,490	1,421
(Variable, U.S. SOFR + 1.29%), 1.59%, 5/24/27 (3)	1,300	1,086

ING Groep N.V.,
(Floating, U.S. SOFR Compounded Index + 1.01%), 4.00%, 4/1/27 (2)	1,400	1,327

Lloyds Banking Group PLC,
4.05%, 8/16/23	500	494
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.00%), 2.44%, 2/5/26 (3)	1,110	1,020

Macquarie Bank Ltd.,
2.30%, 1/22/25 (1)	1,000	941

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	293	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

SHORT BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 23.7% continued

Banking – 13.4% continued

Macquarie Group Ltd.,
(Floating, U.S. SOFR + 0.92%), 3.90%, 9/23/27 (1) (2)	$2,000	$1,921

Mitsubishi UFJ Financial Group, Inc.,
2.80%, 7/18/24	1,000	960
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.55%), 0.95%, 7/19/25 (3)	1,450	1,334

Mizuho Financial Group, Inc.,
(Floating, ICE LIBOR USD 3M + 0.61%), 3.78%, 9/8/24 (2)	1,500	1,482

National Bank of Canada, 2.10%, 2/1/23	1,400	1,386
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.40%), 0.55%, 11/15/24 (3)	1,200	1,136

Nationwide Building Society, 0.55%, 1/22/24 (1)	1,470	1,381

NatWest Group PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.90%), 1.64%, 6/14/27 (3)	500	420

NatWest Markets PLC,
0.80%, 8/12/24 (1)	1,400	1,286

Nordea Bank Abp,
0.63%, 5/24/24 (1)	1,300	1,210
(Floating, U.S. SOFR + 0.96%), 3.79%, 6/6/25 (1) (2)	800	796

Royal Bank of Canada,
1.15%, 6/10/25	550	496
(Floating, U.S. SOFR Compounded Index + 0.57%), 3.08%, 4/27/26 (2)	1,000	958

Skandinaviska Enskilda Banken AB,
0.65%, 9/9/24 (1)	900	827

Societe Generale S.A.,
2.63%, 10/16/24 (1)	1,000	937
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.05%), 2.23%, 1/21/26 (1) (3)	1,100	992

Sumitomo Mitsui Financial Group, Inc.,
0.51%, 1/12/24	200	188
2.45%, 9/27/24	1,200	1,134

Svenska Handelsbanken AB,
0.55%, 6/11/24 (1)	1,700	1,582

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 23.7% continued

Banking – 13.4% continued

Toronto-Dominion Bank (The),
0.55%, 3/4/24	$800	$752

Westpac Banking Corp.,
2.35%, 2/19/25	1,170	1,108

		51,612

Biotechnology & Pharmaceuticals – 1.2%

AstraZeneca PLC,
0.70%, 4/8/26	2,079	1,796

GlaxoSmithKline Capital PLC,
0.53%, 10/1/23	1,000	960

Roche Holdings, Inc.,
1.88%, 3/8/24 (1)	2,000	1,931

		4,687

Cable & Satellite – 0.4%

Sky Ltd.,
3.75%, 9/16/24(1)	1,490	1,454

Electric Utilities – 0.4%

Drax Finco PLC,
6.63%, 11/1/25 (1)	1,200	1,155

Enel Finance International N.V.,
4.25%, 6/15/25 (1)	400	384

		1,539

Forestry, Paper & Wood Products – 0.0%

Mercer International, Inc.,
5.13%, 2/1/29	250	199

Governmental Banks – 0.4%

Kreditanstalt fuer Wiederaufbau,
0.50%, 9/20/24	1,860	1,727

Industrial Support Services – 0.2%

Element Fleet Management Corp.,
1.60%, 4/6/24(1)	700	659

Institutional Financial Services – 1.0%

Credit Suisse Group A.G.,
(Variable, U.S. SOFR + 3.34%), 6.37%, 7/15/26 (1) (3)	1,000	966

LSEGA Financing PLC,
0.65%, 4/6/24 (1)	900	842

Sumitomo Mitsui Trust Bank Ltd.,
(Floating, U.S. SOFR + 0.44%), 3.35%, 9/16/24 (1) (2)	1,900	1,883

		3,691

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	294	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 23.7% continued

Local – 0.2%

Japan Finance Organization for Municipalities,
1.75%, 9/5/24(1)	$1,020	$968

Medical Equipment & Devices – 0.1%

Alcon Finance Corp.,
2.75%, 9/23/26(1)	400	358

Metals & Mining – 0.3%

FMG Resources Pty. Ltd., Series 2006,
5.13%, 5/15/24(1)	1,000	979

Oil & Gas Producers – 0.5%

Canadian Natural Resources Ltd.,
2.95%, 1/15/23	1,000	995

Enbridge, Inc.,
(Floating, U.S. SOFR + 0.40%), 3.10%, 2/17/23 (2)	160	160
2.50%, 1/15/25	510	479

Saudi Arabian Oil Co.,
1.25%, 11/24/23 (1)	200	192

		1,826

Software – 0.2%

Open Text Corp.,
3.88%, 2/15/28(1)	1,100	910

Sovereign Agencies – 0.3%

Kommunalbanken AS,
0.38%, 9/11/25(1)	1,100	978

Specialty Finance – 0.8%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
1.75%, 1/30/26	1,100	941

Avolon Holdings Funding Ltd.,
2.88%, 2/15/25 (1)	1,000	905

Fly Leasing Ltd.,
7.00%, 10/15/24 (1)	370	277

SMBC Aviation Capital Finance DAC,
4.13%, 7/15/23 (1)	900	889

		3,012

Supranationals – 0.7%

European Investment Bank,
0.38%, 7/24/24	3,000	2,796

Telecommunications – 1.0%

Altice France Holding S.A.,
6.00%, 2/15/28 (1)	1,000	634

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 23.7% continued

Telecommunications – 1.0% continued

Bell Telephone Co. of Canada or Bell Canada (The),
0.75%, 3/17/24	$2,000	$1,883

NTT Finance Corp.,
0.58%, 3/1/24 (1)	200	188

Vodafone Group PLC,
2.95%, 2/19/23	1,000	995

		3,700

Transportation & Logistics – 0.8%

Air Canada,
3.88%, 8/15/26 (1)	980	842

Canadian Pacific Railway Co.,
1.35%, 12/2/24	2,550	2,358

		3,200

Transportation Equipment – 0.4%

Daimler Trucks Finance North America LLC,
1.13%, 12/14/23(1)	1,700	1,619

Total Foreign Issuer Bonds

(Cost $98,053)		91,612

U.S. GOVERNMENT AGENCIES – 6.4% (6)

Fannie Mae – 2.3%

Pool #555649,
7.50%, 10/1/32	8	8

Pool #AD0915,
5.50%, 12/1/38	19	20

Pool #AI3471,
5.00%, 6/1/41	59	59

Pool #BA6574,
3.00%, 1/1/31	605	571

Pool #BC0266,
3.50%, 2/1/31	541	515

Pool #BC1465,
2.50%, 7/1/31	345	319

Pool #BE0514,
2.50%, 11/1/31	1,052	976

Pool #BM1239,
3.50%, 2/1/32	582	554

Pool #BM4485,
3.00%, 9/1/30	1,111	1,072

Pool #BM5017,
3.00%, 3/1/30	572	543

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	295	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

SHORT BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 6.4% (6) continued

Fannie Mae – 2.3% continued

Pool #BM5525,
4.00%, 3/1/31	$174	$169

Pool #BM5708,
3.00%, 12/1/29	90	87

Pool #FM1773,
3.00%, 12/1/31	531	510

Pool #FM1849,
3.50%, 12/1/33	538	511

Pool #FM1852,
3.00%, 7/1/33	684	647

Pool #FM1897,
3.00%, 9/1/32	539	508

Pool #FM3308,
3.00%, 4/1/32	1,671	1,605

Pool #MA3090,
3.00%, 8/1/32	256	238

		8,912

Freddie Mac – 3.7%

Federal Home Loan Mortgage Corp.,
0.25%, 8/24/23	4,300	4,151

Freddie Mac REMICS, Series 4835, Class CA,
3.50%, 1/15/47	418	404

Pool #1B3617,
(Floating, ICE LIBOR USD 1Y + 1.92%, 1.92% Floor, 11.14% Cap), 2.77%, 10/1/37(2)	56	56

Pool #SB0084,
3.00%, 2/1/32	1,742	1,650

Pool #SB0093,
2.50%, 12/1/31	3,081	2,860

Pool #SB0215,
3.00%, 2/1/32	605	581

Pool #SB0216,
3.00%, 12/1/32	1,051	993

Pool #SB0329,
3.00%, 9/1/32	1,332	1,258

Pool #ZA2807,
2.50%, 2/1/28	91	87

Pool #ZK9070,
3.00%, 11/1/32	516	481

Pool #ZS6689,
2.50%, 4/1/28	286	272

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 6.4% (6) continued

Freddie Mac – 3.7% continued

Pool #ZS8598,
3.00%, 2/1/31	$702	$659

Pool #ZS8675,
2.50%, 11/1/32	1,053	973

		14,425

Freddie Mac Gold – 0.3%

Pool #A92650,
5.50%, 6/1/40	37	38

Pool #E04360,
2.50%, 4/1/28	336	321

Pool #G18641,
3.00%, 4/1/32	196	183

Pool #G18647,
3.00%, 6/1/32	472	440

		982

Government National Mortgage Association – 0.1%

Government National Mortgage Association, Series 2017-95, Class QG,
2.50%, 8/20/46	457	423

Total U.S. Government Agencies

(Cost $26,862)		24,742

U.S. GOVERNMENT OBLIGATIONS – 8.7%

U.S. Treasury Notes – 8.7%
0.13%, 12/31/22	6,000	5,951
1.38%, 2/15/23	2,700	2,676
0.13%, 5/15/23	6,000	5,856
0.13%, 10/15/23	4,000	3,832
0.38%, 10/31/23	1,000	958
0.38%, 4/15/24	5,000	4,708
3.00%, 7/31/24	5,000	4,889
0.38%, 9/15/24	5,000	4,638

		33,508

Total U.S. Government Obligations

(Cost $34,655)		33,508

MUNICIPAL BONDS – 1.7%

California – 0.2%

California State Taxable G.O. Unlimited Refunding Bonds, Bid Group B,
2.50%, 10/1/22	910	910

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	296	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 1.7% continued

Florida – 0.7%

Florida State Board of Administration Finance Corp. Taxable Revenue Bonds, Series A,
1.26%, 7/1/25	$1,100	$996

Miami-Dade County Aviation Taxable Revenue Refunding Bonds, Series B, 1.23%, 10/1/25	500	451

Miami-Dade County Taxable Capital Asset Acquisition Special Obligation Revenue Bonds,
0.38%, 4/1/23	1,035	1,015

		2,462

New York – 0.8%
New York State Thruway Authority Taxable Revenue Refunding Bonds, Series M, 2.12%, 1/1/24	640	622

New York Taxable G.O. Unlimited Refunding Bonds, Series D, Fiscal 2021,
0.59%, 8/1/23	500	486

Port Authority of New York & New Jersey Consolidated Taxable Revenue Bonds, Series AAA, 1.09%, 7/1/23	2,000	1,950

		3,058

Total Municipal Bonds

(Cost $6,684)		6,430

	NUMBER OF SHARES	VALUE (000S)

INVESTMENT COMPANIES – 2.6%

FlexShares® Disciplined Duration MBS Index Fund(7)	202,000	$ 4,081

Northern Institutional Funds - U.S. Government Portfolio (Shares), 2.31%(7) (8)	5,987,670	5,988

Total Investment Companies

(Cost $10,648)		10,069

Total Investments – 99.6%

(Cost $412,040)		384,479

Other Assets less Liabilities – 0.4%		1,435

NET ASSETS – 100.0%		$385,914

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(2)	Variable or floating rate security. Rate as of September 30, 2022 is disclosed.
(3)	Variable or floating rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of September 30, 2022.
(4)	Security is a payment in-kind bond (PIK), distributions received in-kind unless otherwise noted in the description.
(5)	Perpetual bond. Maturity date represents next call date.
(6)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(7)	Investment in affiliated fund. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds and FlexShares Trust.
(8)	7-day current yield as of September 30, 2022 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1Y - 1 Year

3M - 3 Month

5Y - 5 Year

CME - Chicago Mercantile Exchange

CMT - Constant Maturity

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

G.O. - General Obligation

ICE - Intercontinental Exchange

LIBOR - London Interbank Offered Rate

MBS - Mortgage Backed Securities

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	297	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

SHORT BOND FUND continued	SEPTEMBER 30, 2022 (UNAUDITED)

REMIC - Real Estate Mortgage Investment Conduit

SOFR - Secured Overnight Financing Rate

USD - United States Dollar

Percentages shown are based on Net Assets.

At September 30, 2022, the security types for the Fund were:

SECURITY TYPE (1)	% OF NET ASSETS

Asset-Backed Securities	5.2%

Commercial Mortgage-Backed Securities	7.5%

Corporate Bonds	43.8%

Foreign Issuer Bonds	23.7%

U.S. Government Agencies	6.4%

U.S. Government Obligations	8.7%

Municipal Bonds	1.7%

Investment Companies	2.6%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2022:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

Asset-Backed Securities(1)	$—	$20,165	$—	$20,165

Commercial Mortgage-Backed Securities	—	28,795	—	28,795

Corporate Bonds(1)	—	169,158	—	169,158

Foreign Issuer Bonds(1)	—	91,612	—	91,612

U.S. Government Agencies(1)	—	24,742	—	24,742

U.S. Government Obligations	—	33,508	—	33,508

Municipal Bonds(1)	—	6,430	—	6,430

Investment Companies	10,069	—	—	10,069
Total Investments	$10,069	$374,410	$—	$384,479

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	298	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND	SEPTEMBER 30, 2022 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS – 14.6%

Aerospace & Defense – 0.2%

Boeing (The) Co.,
1.43%, 2/4/24	$5,000	$4,750

Asset Management – 0.4%

FS KKR Capital Corp.,
1.65%, 10/12/24	15,000	13,700

Automotive – 1.1%

General Motors Financial Co., Inc.,
1.70%, 8/18/23	13,110	12,719
(Floating, U.S. SOFR + 0.62%), 2.94%, 10/15/24 (1)	2,000	1,940

Hyundai Capital America,
1.25%, 9/18/23 (2)	15,000	14,426

Nissan Motor Acceptance Co. LLC,
1.13%, 9/16/24 (2)	4,500	4,090

		33,175

Banking – 3.5%

Bank of America Corp.,
(Variable, U.S. SOFR + 0.41%), 0.52%, 6/14/24 (3)	5,000	4,829

Citigroup, Inc.,
(Floating, U.S. SOFR + 0.67%), 3.26%, 5/1/25 (1)	4,700	4,619
(Floating, U.S. SOFR + 1.28%), 4.05%, 2/24/28 (1)	10,755	10,330

Citizens Bank N.A.,
(Variable, U.S. SOFR + 1.40%), 4.12%, 5/23/25 (3)	5,000	4,903

Huntington National Bank (The),
(Variable, U.S. SOFR + 1.21%), 4.01%, 5/16/25 (3)	5,000	4,897

JPMorgan Chase & Co.,
(Variable, U.S. SOFR + 0.98%), 3.85%, 6/14/25 (3)	10,000	9,726
(Floating, U.S. SOFR + 0.77%), 3.74%, 9/22/27 (1)	16,400	15,573
(Floating, U.S. SOFR + 1.18%), 3.93%, 2/24/28 (1)	20,000	19,226

Santander Holdings U.S.A., Inc.,
(Variable, U.S. SOFR Compounded Index + 1.38%), 4.26%, 6/9/25 (3)	14,500	13,991

Truist Bank,
(Floating, U.S. SOFR + 0.20%), 2.54%, 1/17/24 (1)	6,000	5,940

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 14.6% continued

Banking – 3.5% continued

Truist Financial Corp.,
(Floating, U.S. SOFR + 0.40%), 3.27%, 6/9/25 (1)	$10,000	$9,795

		103,829

Diversified Industrials – 0.2%

Parker-Hannifin Corp.,
3.65%, 6/15/24	5,000	4,890

Electric Utilities – 0.2%

Black Hills Corp.,
1.04%, 8/23/24	5,700	5,264

Institutional Financial Services – 1.8%

Goldman Sachs Group (The), Inc.,
(Floating, U.S. SOFR + 0.49%), 2.91%, 10/21/24 (1)	5,000	4,942
(Floating, U.S. SOFR + 0.70%), 3.15%, 1/24/25 (1)	20,300	19,936

Morgan Stanley,
(Variable, U.S. SOFR + 0.46%), 0.53%, 1/25/24 (3)	5,000	4,919
(Floating, U.S. SOFR + 0.63%), 3.13%, 1/24/25 (1)	10,100	9,913
(Floating, U.S. SOFR + 0.95%), 3.67%, 2/18/26 (1)	15,000	14,732

		54,442

Insurance – 4.0%

Athene Global Funding,
1.20%, 10/13/23 (2)	15,000	14,471
0.95%, 1/8/24 (2)	25,700	24,191

Corebridge Financial, Inc.,
3.50%, 4/4/25 (2)	10,000	9,500

Jackson Financial, Inc.,
1.13%, 11/22/23	9,540	9,120

Metropolitan Life Global Funding I,
(Floating, U.S. SOFR + 0.30%), 3.29%, 9/27/24 (1) (2)	18,800	18,563

New York Life Global Funding,
0.90%, 10/29/24 (2)	8,600	7,955
(Floating, U.S. SOFR + 0.48%), 3.35%, 6/9/26 (1) (2)	15,000	14,527

Principal Life Global Funding II,
(Floating, U.S. SOFR + 0.38%), 3.14%, 8/23/24 (1) (2)	12,000	11,887

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	299	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 14.6% continued

Insurance – 4.0% continued

Security Benefit Global Funding,
1.25%, 5/17/24	$9,300	$8,671

		118,885

Medical Equipment & Devices – 0.4%

Baxter International, Inc.,
1.32%, 11/29/24	5,000	4,616

Zimmer Biomet Holdings, Inc.,
1.45%, 11/22/24	7,600	7,027

		11,643

Retail - Consumer Staples – 0.3%

Walgreens Boots Alliance, Inc.,
0.95%, 11/17/23	11,000	10,530

Specialty Finance – 2.4%

Air Lease Corp.,
0.80%, 8/18/24	10,000	9,109

American Express Co.,
3.38%, 5/3/24	5,000	4,875
(Floating, U.S. SOFR Compounded Index + 0.65%), 3.25%, 11/4/26 (1)	16,400	16,058

Capital One Financial Corp.,
(Variable, U.S. SOFR + 0.69%), 1.34%, 12/6/24 (3)	14,490	13,763
(Floating, U.S. SOFR + 0.69%), 3.56%, 12/6/24 (1)	13,700	13,389

Synchrony Financial,
4.88%, 6/13/25	15,000	14,471

		71,665

Technology Services – 0.1%

Global Payments, Inc.,
1.50%, 11/15/24	3,450	3,170

Total Corporate Bonds

(Cost $453,578)		435,943

FOREIGN ISSUER BONDS – 13.7%

Banking – 11.9%

ANZ New Zealand International Ltd.,
(Floating, U.S. SOFR + 0.60%), 3.31%, 2/18/25 (1) (2)	4,810	4,768

Banco Santander S.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.45%), 0.70%, 6/30/24 (3)	5,000	4,801

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 13.7% continued

Banking – 11.9% continued
5.15%, 8/18/25	$5,000	$4,851

Bank of Montreal,
(Floating, U.S. SOFR Compounded Index + 0.62%), 3.54%, 9/15/26 (1)	34,600	33,243

Bank of Nova Scotia (The),
(Floating, U.S. SOFR + 0.38%), 2.93%, 7/31/24 (1)	5,000	4,932
(Floating, U.S. SOFR + 0.61%), 3.53%, 9/15/26 (1)	24,770	23,866

Banque Federative du Credit Mutuel S.A.,
(Floating, U.S. SOFR Compounded Index + 0.41%), 3.01%, 2/4/25 (1) (2)	28,000	27,348

Canadian Imperial Bank of Commerce,
(Floating, U.S. SOFR Compounded Index + 0.40%), 3.31%, 12/14/23 (1)	5,000	4,965

Commonwealth Bank of Australia,
(Floating, U.S. SOFR + 0.40%), 2.60%, 7/7/25 (1) (2)	20,000	19,642

Cooperatieve Rabobank U.A.,
1.38%, 1/10/25	5,000	4,602

DBS Group Holdings Ltd.,
1.17%, 11/22/24 (2)	15,000	13,942
(Floating, U.S. SOFR Compounded Index + 0.30%), 3.00%, 11/22/24 (1) (2)	5,000	4,955

Deutsche Bank A.G.,
(Floating, U.S. SOFR + 1.22%), 3.90%, 11/16/27 (1)	7,500	6,628

Federation des Caisses Desjardins du Quebec,
4.40%, 8/23/25 (2)	5,000	4,835

HSBC Holdings PLC,
(Variable, U.S. SOFR + 0.53%), 0.73%, 8/17/24 (3)	5,000	4,767
(Variable, U.S. SOFR + 0.58%), 1.16%, 11/22/24 (3)	15,000	14,174

ING Groep N.V.,
(Floating, U.S. SOFR Compounded Index + 1.01%), 4.00%, 4/1/27 (1)	28,800	27,306

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	300	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 13.7% continued

Banking – 11.9% continued

Macquarie Group Ltd.,
(Floating, U.S. SOFR + 0.71%), 3.02%, 10/14/25 (1) (2)	$20,740	$20,250

Mizuho Financial Group, Inc.,
(Floating, U.S. SOFR + 0.96%), 3.66%, 5/22/26 (1)	20,000	19,508

National Bank of Canada,
(Variable, U.S. SOFR + 1.01%), 3.75%, 6/9/25 (3)	14,160	13,746

Nationwide Building Society,
(Floating, U.S. SOFR + 1.29%), 3.97%, 2/16/28 (1) (2)	14,300	13,556

NatWest Markets PLC,
(Floating, U.S. SOFR + 0.53%), 3.19%, 8/12/24 (1) (2)	5,000	4,896
(Floating, U.S. SOFR + 0.76%), 3.75%, 9/29/26 (1) (2)	22,800	21,782

Royal Bank of Canada,
(Floating, U.S. SOFR Compounded Index + 0.59%), 3.17%, 11/2/26 (1)	20,000	19,185

Sumitomo Mitsui Financial Group, Inc.,
(Floating, U.S. SOFR + 0.88%), 3.10%, 1/14/27 (1)	9,880	9,601

Toronto-Dominion Bank (The),
(Floating, U.S. SOFR + 0.35%), 3.23%, 9/10/24 (1)	10,000	9,840
4.29%, 9/13/24	5,000	4,925

Westpac Banking Corp.,
1.02%, 11/18/24	8,880	8,230

		355,144

Oil & Gas Producers – 0.2%

TransCanada PipeLines Ltd.,
1.00%, 10/12/24	7,910	7,289

Specialty Finance – 0.3%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
1.65%, 10/29/24	10,000	9,136

Transportation & Logistics – 0.8%

Canadian Pacific Railway Co.,
1.35%, 12/2/24	25,000	23,118

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 13.7% continued

Transportation Equipment – 0.5%

Daimler Trucks Finance North America LLC,
1.63%, 12/13/24 (2)	$5,350	$4,934
(Floating, U.S. SOFR + 0.75%), 3.67%, 12/13/24 (1) (2)	10,000	9,877

		14,811

Total Foreign Issuer Bonds

(Cost $427,443)		409,498

MUNICIPAL BONDS – 64.1%

Alabama – 4.4%

Black Belt Energy Gas District Alabama Gas Prepay Revenue Bonds, Series-B-2,
(Floating, SIFMA Municipal Swap Index Yield + 0.62%), 3.08%, 12/1/23(1) (4)	50,000	49,441

Black Belt Energy Gas District Gas Supply Revenue Bonds, Subseries D2,
(Floating, U.S. SOFR + 1.40%), 3.40%, 6/1/27(1) (4)	20,000	19,167

Black Belt Energy Gas District Revenue Bonds, Gas Project No.7-S,
4.00%, 12/1/23	2,100	2,091
4.00%, 12/1/24	3,000	2,971

Black Belt Energy Gas District Revenue Bonds, Series A, Gas Project No. 8, 4.00%, 12/1/23	1,600	1,600

Black Belt Energy Gas District Variable Revenue Bonds, Gas Project,
(Floating, SIFMA Municipal Swap Index Yield + 0.35%), 2.81%, 12/1/26(1) (4)	29,000	27,143

Mobile IDB Pollution Control Variable Revenue Bonds, Alabama Power Barry Plant,
2.90%, 12/12/23(1) (4) (5)	1,000	991

Montgomery G.O. Unlimited Refunding Bonds, Series B, Warrants,
3.00%, 12/1/22	1,400	1,400

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	301	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 64.1% continued

Alabama – 4.4% continued

South East Alabama State Gas Supply District Gas Supply Revenue Bonds, Series C, SIFMA Index-Project No. 1,
(Floating, SIFMA Municipal Swap Index Yield + 0.65%), 3.11%, 4/1/24(1) (4)	$26,000	$25,586

Southeast Energy Authority Revenue Bonds, A Cooperative District Commodity Supply Project No. 1, Series A,
4.00%, 10/1/22	355	355
4.00%, 10/1/23	425	424

		131,169

Alaska – 0.4%

Alaska State International Airports Revenue Refunding Bonds, Series C (AMT),
5.00%, 10/1/23	1,525	1,544

Alaska State Municipal Bond Bank Authority Revenue Refunding Bonds, Series One,
5.00%, 12/1/23	1,495	1,525

North Slope Borough G.O. Unlimited Bonds, Series C,
4.00%, 6/30/24	9,360	9,484

Northern Tobacco Securitization Corp. Settlement Revenue Refunding Senior Bonds, Series A, Class 1,
4.00%, 6/1/23	500	502
5.00%, 6/1/24	580	591

		13,646

Arizona – 0.7%

Arizona State Health Facilities Authority Variable Revenue Bonds, Series B-RMK, Banner Health,
(Floating, SIFMA Municipal Swap Index Yield + 0.25%), 2.71%, 11/4/26(1) (4)	9,130	9,024

Arizona State IDA National Charter School Revolving Loan Fund Revenue Bonds, Equitable School Revenue, Social Bonds,
4.00%, 11/1/23	600	603

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 64.1% continued

Arizona – 0.7% continued

Arizona State Sports & Tourism Authority Senior Lien Revenue Refunding Bonds, Multipurpose Stadium Facility Project (BAM Insured),
5.00%, 7/1/25	$2,500	$2,597

Maricopa County IDA Variable Revenue Refunding Bonds, Series B, Banner Health,
(Floating, SIFMA Municipal Swap Index Yield + 0.57%), 3.03%, 10/18/24(1) (4)	7,775	7,732

		19,956

Arkansas – 0.3%

Arkansas State G.O. Unlimited Refunding Bonds,
5.00%, 6/15/23	8,000	8,107

California – 5.3%

Bay Area Toll Authority Toll Bridge Variable Revenue Bonds, San Francisco Bay Area Toll,
(Floating, SIFMA Municipal Swap Index Yield + 0.30%), 2.76%, 4/1/27(1) (4)	8,500	8,244

Bay Area Toll Authority Toll Bridge Variable Revenue Refunding Bonds, San Francisco Bay Area,
(Floating, SIFMA Municipal Swap Index Yield + 0.45%), 2.91%, 4/1/26(1) (4)	8,750	8,607

California State G.O. Unlimited Bonds,
2.00%, 11/1/22	7,000	6,993

California State G.O. Unlimited Refunding Bonds,
5.00%, 9/1/23	8,000	8,138
5.00%, 12/1/23	9,000	9,196
5.00%, 9/1/25	7,000	7,363

California State Index Floating Rate G.O. Unlimited Bonds, Series E,
(Floating, SIFMA Municipal Swap Index Yield + 0.43%), 2.89%, 12/1/23(1) (4)	25,000	24,973

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	302	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 64.1% continued

California – 5.3% continued

California State Infrastructure & Economic Development Bank Sustainability Variable Revenue Refunding Bonds, California Academy of Sciences,
(Floating, SIFMA Municipal Swap Index Yield + 0.35%), 2.81%, 8/1/24(1) (4)	$12,000	$11,870

California State Infrastructure & Economic Development Bank Variable Revenue Refunding Bonds, J Paul Getty Trust,
0.39%, 1/1/24(1) (4) (5)	1,000	966

California State Municipal Finance Authority Solid Waste Disposal Variable Revenue Bonds (AMT), Waste Management,
0.70%, 12/1/23(1) (4) (5)	20,000	19,323

California State Municipal Finance Authority Student Housing Revenue Bonds, Orchard Park Student Housing Project, Green Bonds (BAM Insured), 5.00%, 5/15/24	500	510

California State Public Works Board Lease Revenue Bonds, Various Capital Projects, Series D,
4.00%, 11/1/23	3,000	3,029
4.00%, 11/1/24	3,020	3,064

Los Angeles Department of Airports Airport Senior Revenue Bonds (AMT), Green Bond,
5.00%, 5/15/25	420	433

Los Angeles Department of Airports Airport Senior Revenue Bonds (AMT), Private Activity,
5.00%, 5/15/25	1,890	1,947

Los Angeles Department Of Water & Power Revenue Refunding Bonds, Series B,
5.00%, 7/1/23	1,250	1,268

Metropolitan Water District of Southern California Variable Subordinate Revenue Bonds, Series C,
(Floating, SIFMA Municipal Swap Index Yield + 0.14%), 2.60%, 5/21/24(1) (4)	7,000	6,964

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 64.1% continued

California – 5.3% continued

Metropolitan Water District of Southern California Variable Subordinate Revenue Refunding Bonds, Series D,
(Floating, SIFMA Municipal Swap Index Yield + 0.14%), 2.60%, 5/21/24(1) (4)	$3,880	$3,860

Metropolitan Water District of Southern California Variable Subordinate Revenue Refunding Bonds, Series E,
(Floating, SIFMA Municipal Swap Index Yield + 0.14%), 2.60%, 5/21/24(1) (4)	13,625	13,555

Orange County Transportation Authority Revenue BANS, I-405 Improvement Project,
5.00%, 10/15/24	10,000	10,380

Sacramento City Unified School District G.O. Unlimited Bonds, Measure H, Election of 2020 (BAM Insured),
5.00%, 8/1/24	3,000	3,086

Sacramento City Unified School District G.O. Unlimited Refunding Bonds (AGM Insured),
4.00%, 7/1/24	1,000	1,010

Sacramento Municipal Utility District Adjustable Subordinate Revenue Bonds, Series A,
5.00%, 10/17/23(1) (4) (5)	1,950	1,967

Southern California Public Power Authority Revenue Refunding Bonds, Green Bond, Milford Wind Corridor Phase II Project,
5.00%, 7/1/23	1,105	1,121

Vernon Electric System Revenue Bonds, Series A,
5.00%, 10/1/23	1,250	1,260
5.00%, 10/1/24	1,100	1,115

		160,242

Colorado – 1.1%

Colorado State COPS, Series A,
5.00%, 12/15/22	2,250	2,259
5.00%, 9/1/23	1,000	1,017

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	303	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 64.1% continued

Colorado – 1.1% continued

Colorado State Health Facilities Authority Variable Revenue Bonds, Intermountain Healthcare,
(Floating, SIFMA Municipal Swap Index Yield + 0.55%), 3.01%, 8/17/26(1) (4)	$22,100	$22,100

Denver City & County Airport Revenue Bonds, Series A (AMT),
5.00%, 11/15/24	1,375	1,411

E-470 Public Highway Authority Variable Revenue Refunding Bonds, Series B,
(Floating, U.S. SOFR + 0.35%), 2.35%, 9/1/24(1) (4)	5,880	5,820

		32,607

Connecticut – 3.3%

Connecticut State Forward Delivery G.O. Unlimited Bonds, Social Bonds,
5.00%, 7/15/23	4,500	4,566
5.00%, 7/15/24	1,525	1,572

Connecticut State G.O. Unlimited Bonds, Series 2021 A,
3.00%, 1/15/23	2,750	2,750

Connecticut State G.O. Unlimited Bonds, Series B, Social Bonds,
4.00%, 6/1/24	2,350	2,381

Connecticut State G.O. Unlimited Refunding Bonds, Series D,
5.00%, 9/15/23	6,500	6,614
5.00%, 9/15/24	4,000	4,135

Connecticut State Health & Educational Facilities Authority Variable Revenue Bonds, Series B, Yale New Haven,
1.80%, 7/1/24(1) (4) (5)	4,000	3,876

Connecticut State Health & Educational Facilities Authority Variable Revenue Bonds, Series X-2, Yale University,
0.25%, 2/9/24(1) (4) (5)	8,500	8,070

Connecticut State Health & Educational Facilities Authority Variable Revenue Refunding Bonds, Series 2015-A,
0.38%, 7/12/24(1) (4) (5)	14,790	13,846

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 64.1% continued

Connecticut – 3.3% continued

Connecticut State HFA Housing Mortgage Finance Program Variable Revenue Bonds, Series A4, Social Bonds,
(Floating, SIFMA Municipal Swap Index Yield + 0.30%), 2.76%, 11/15/24(1) (4)	$10,000	$9,945

Connecticut State HFA Housing Mortgage Finance Program Variable Revenue Refunding Bonds, Series C, Social Bonds,
(Floating, SIFMA Municipal Swap Index Yield + 0.63%), 3.08%, 11/15/24(1) (4)	10,800	10,804

Connecticut State HFA Mortgage Finance Program Revenue Refunding Bonds (AMT), Series E-5, Social Bond,
5.00%, 5/15/24	2,775	2,844
5.00%, 11/15/24	2,335	2,407

Connecticut State Special Tax Obligation Revenue Bonds, Series B,
5.00%, 10/1/23	3,500	3,564

Connecticut State Special Tax Obligation Revenue Bonds, Series D,
5.00%, 11/1/23	3,485	3,553
5.00%, 11/1/24	2,475	2,560

Greenwich G.O. Unlimited BANS,
2.00%, 2/9/23	8,000	7,972

Greenwich G.O. Unlimited Bonds,
5.00%, 1/15/24	6,315	6,466

		97,925

Delaware – 0.2%

Delaware State G.O. Unlimited Bonds, Series A,
5.00%, 1/1/23	5,000	5,024

District of Columbia – 1.2%

District of Columbia Income Tax Secured Revenue Refunding Bonds, Series C,
5.00%, 10/1/22	3,195	3,195
5.00%, 12/1/23	10,000	10,215
5.00%, 12/1/24	3,740	3,883

District of Columbia Revenue Bonds, Federal Highway Grant Anticipation,
5.00%, 12/1/22	4,230	4,243

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	304	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 64.1% continued

District Of Columbia – 1.2% continued

Metropolitan Washington Airports Authority Airport System Revenue Refunding Bonds, Series A (AMT),

5.00%, 10/1/23	$1,720	$1,744

5.00%, 10/1/24	2,000	2,050

Metropolitan Washington Airports Authority System Revenue Refunding Bonds, Series A (AMT),

5.00%, 10/1/24	10,000	10,248

		35,578

Florida – 1.4%

Hillsborough County Aviation Authority Revenue Bonds, Series A (AMT), Tampa International Airport,

5.00%, 10/1/25	1,500	1,551

Jacksonville Special Revenue Refunding Bonds, Series A,

5.00%, 10/1/22	3,570	3,570

Jacksonville Special Revenue Refunding Bonds, Series B,

5.00%, 10/1/22	2,225	2,225

Lee County Airport Revenue Refunding Bonds, Series A (AMT),

5.00%, 10/1/23	2,250	2,280

Miami-Dade County Aviation Revenue Refunding Bonds, Series A,

5.00%, 10/1/23	2,500	2,537

Miami-Dade County G.O. Unlimited Bonds, Building Better Communities Program,

5.00%, 7/1/24	7,000	7,210

Miami-Dade County IDA Solid Waste Disposal Revenue Bonds (AMT), Waste Management Inc., Florida Project,

0.40%, 8/1/23(6)	2,500	2,433

Miami-Dade County IDA Solid Waste Disposal Variable Revenue Bonds (AMT), Waste Management Inc., Florida Project,

(Floating, SIFMA Municipal Swap Index Yield + 0.38%), 2.84%, 7/1/24(1) (4)	10,000	9,731

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 64.1% continued

Florida – 1.4% continued

Orange County Water & Wastewater Revenue Bonds,

5.00%, 10/1/22	$4,605	$4,605

5.00%, 10/1/23	4,840	4,930

		41,072

Georgia – 1.2%

Douglas County School District G.O. Unlimited Bonds (State Aid Withholding),

5.00%, 4/1/24	1,000	1,026

Gainesville & Hall County Hospital Authority Revenue Refunding Bonds, Northeast Georgia Health System, Inc., Project,

5.00%, 2/15/23	3,750	3,771

Georgia State G.O. Unlimited Bonds, Series A, Group 1,

5.00%, 7/1/24	15,660	16,158

Georgia State G.O. Unlimited Bonds, Series A, Tranche No.1,

5.00%, 7/1/23	1,600	1,623

Georgia State G.O. Unlimited Refunding Bonds, Series C, Bidding Group 3,

4.00%, 7/1/24	1,000	1,015

Georgia State Road & Tollway Authority Federal Highway Reimbursement GARVEE Bonds,

5.00%, 6/1/23	1,000	1,012

Georgia State Road & Tollway Authority GARVEE Bonds,

5.00%, 6/1/23	2,000	2,024

Main Street Natural Gas Inc., Gas Supply Revenue Bonds, Series B,

5.00%, 6/1/24	600	604

5.00%, 6/1/25	700	706

Main Street Natural Gas Inc., Gas Supply Revenue Bonds, Series C,

4.00%, 12/1/22	400	400

4.00%, 12/1/23	750	746

Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Subseries C,

4.00%, 12/1/23(1) (4) (5)	2,500	2,505

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	305	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 64.1% continued

Georgia – 1.2% continued

Municipal Electric Authority of Georgia Subordinated Revenue Refunding Bonds, Project One,

5.00%, 1/1/23	$3,940	$3,955

		35,545

Illinois – 0.6%

Chicago O’Hare International Airport Senior Lien Revenue Refunding Bonds (AMT),

1/1/24(7)	2,000	2,035

1/1/25(7)	1,000	1,023

Elgin Corporate Purpose G.O. Unlimited Refunding Bonds, Series A,

5.00%, 12/15/23	1,000	1,019

Illinois State Finance Authority Green Revenue Bonds,

5.00%, 1/1/23	1,285	1,291

5.00%, 7/1/23	1,305	1,322

Illinois State Finance Authority Variable Revenue Refunding Bonds, Field Museum of Natural History,

(Floating, U.S. SOFR + 1.20%), 3.29%, 9/1/25(1) (4)	10,000	9,890

Metropolitan Water Reclamation District of Greater Chicago G.O. Limited Refunding Bonds, Series C,

5.00%, 12/1/24	2,210	2,289

		18,869

Indiana – 0.4%

Indiana State Finance Authority Revenue Refunding Bonds, Series A, Stadium Project,

5.00%, 2/1/25	1,025	1,063

Indiana State Finance Authority Variable Revenue Refunding Bonds, Deaconess Health System,

(Floating, SIFMA Municipal Swap Index Yield + 0.30%), 2.76%, 3/1/27(1) (4)	7,225	7,032

Indiana State Housing & Community Development Authority Collateralized Variable Revenue Bonds, RD Moving Forward Biggs Project,

2.00%, 4/1/24(1) (4) (5)	1,000	975

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 64.1% continued

Indiana – 0.4% continued

Indianapolis Local Public Improvement Bond Bank Revenue Refunding Bonds, Series A,

5.00%, 6/1/23	$1,400	$1,417

Whitley County Consolidated Schools G.O. Limited Bonds (State Intercept Program),

2.50%, 1/1/23	1,055	1,053

		11,540

Iowa – 0.3%

Ames G.O. Unlimited Refunding Bonds, Series A,

5.00%, 6/1/24	1,840	1,894

Des Moines Independent Community School District School Infrastructure Sales Revenue Refunding Bonds,

5.00%, 6/1/24	7,155	7,340

Iowa State Special Obligation Revenue Refunding Bonds, Series A,

5.00%, 6/1/23	1,045	1,057

		10,291

Kansas – 0.4%

Maize G.O. Unlimited Bonds, Series A,

0.45%, 9/1/24	3,520	3,242

Topeka Utility Revenue Refunding Bonds, Series A (BAM Insured),

4.00%, 8/1/23	7,900	7,959

		11,201

Kentucky – 0.6%

Asset/Liability Commission General Revenue Refunding Bonds, Series A,

5.00%, 11/1/22	4,500	4,506

5.00%, 11/1/23	4,350	4,426

Campbell & Kenton Counties Sanitation District No. 1 Revenue Bonds, Series B,

5.00%, 8/1/23	1,650	1,675

Kentucky State Housing Corp. Multifamily Variable Revenue Bonds, Cambridge Square Project,

0.30%, 2/1/24(1) (4) (5)	4,000	3,806

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	306	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 64.1% continued

Kentucky – 0.6% continued

Kentucky State Public Energy Authority Revenue Bonds, Series B, Gas Supply,

4.00%, 1/1/25(1) (4) (5)	$5,410	$5,390

		19,803

Louisiana – 0.9%

Louisiana Stadium & Exposition District Revenue BANS,

4.00%, 7/3/23	4,825	4,825

Louisiana State G.O. Unlimited Refunding Bonds, Series C,

5.00%, 8/1/23	5,000	5,074

Louisiana State GARVEE Bonds,

5.00%, 9/1/23	4,600	4,672

Louisiana State Gas & Fuels Tax Second Lien Variable Revenue Refunding Bonds, Series A,

(Floating, U.S. SOFR + 0.50%), 2.59%, 5/1/26(1) (4)	12,405	11,934

		26,505

Maine – 0.1%

Maine State Housing Authority Mortgage Purchase Revenue Bonds, Series A, Social Bonds,

0.40%, 11/15/23	1,035	1,001

Portland G.O. Unlimited Refunding Bonds,

4.00%, 4/1/24	700	709

South Portland G.O. Limited Refunding Bonds,

4.00%, 7/15/24	900	913

		2,623

Maryland – 1.0%

Anne Arundel County G.O. Limited Bonds, Consolidated Water and Sewer,

5.00%, 10/1/22	2,470	2,470

Maryland Department of Transportation Consolidated Transportation Revenue Bonds, Second Issue,

5.00%, 6/1/23	1,000	1,013

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 64.1% continued

Maryland – 1.0% continued

Maryland State Community Development Administration Department Housing & Community Development Revenue Bonds, Series B,

0.25%, 9/1/23	$445	$433

0.35%, 3/1/24	500	478

0.40%, 9/1/24	1,100	1,035

Maryland State Department of Transportation Consolidated Transportation Revenue Bonds,

5.00%, 10/1/22	5,500	5,500

5.00%, 10/1/23	16,800	17,112

Maryland Transportation Authority Revenue Refunding Bonds, Series A, Transportation Facilities Project,

5.00%, 7/1/23	1,000	1,014

		29,055

Massachusetts – 0.5%

Fall River G.O. Limited Refunding Bonds (State Aid Withholding),

5.00%, 2/1/23	1,265	1,273

Massachusetts State Consolidated Loans G.O. Limited Bonds, Series E,

5.00%, 11/1/22	1,775	1,778

Milton G.O. Limited BANS,

2.00%, 2/17/23	7,475	7,443

Worcester G.O. Limited Bonds, Series A,

4.00%, 2/1/23	3,955	3,967

		14,461

Michigan – 1.0%

Michigan State Finance Authority Variable Revenue Refunding Bonds, Beaumont-Spectrum Consolidation,

(Floating, SIFMA Municipal Swap Index Yield + 0.75%), 3.21%, 4/15/27(1) (4)	15,000	14,870

Michigan State Strategic Fund Exempt Facilities Adjustable Revenue Bonds (AMT), Waste Management Inc., Project,

0.58%, 8/1/24(1) (4) (5)	3,000	2,802

Michigan State Trunk Line Revenue Refunding Bonds, Series A,

5.00%, 11/15/22	1,250	1,253

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	307	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 64.1% continued

Michigan – 1.0% continued

Romulus Community School G.O. Unlimited Refunding Bonds, Series A (Q-SBLF Insured),

4.00%, 5/1/24	$1,270	$1,283

Traverse City Area Public Schools G.O. Unlimited Bonds, Series II,

3.00%, 5/1/23	4,425	4,419

3.00%, 5/1/24	3,375	3,354

West Bloomfield School District Building and Site G.O. Unlimited Bonds (AGM Insured),

3.00%, 5/1/23	1,000	998

		28,979

Minnesota – 3.4%

Metropolitan Council Minneapolis-Saint Paul Area G.O. Unlimited GANS, Series C,

0.38%, 12/1/22	25,000	24,839

0.45%, 12/1/23	8,160	7,794

Minneapolis G.O. Unlimited Refunding Bonds,

3.00%, 12/1/22	11,695	11,696

Minnesota Housing Finance Agency Residential Housing Variable Revenue Refunding Bonds (GNMA/FNMA/FHLMC Insured),

(Floating, SIFMA Municipal Swap Index Yield + 0.55%), 3.01%, 12/12/23(1) (4)	4,540	4,544

Minnesota Municipal Gas Agency Commodity Supply Variable Revenue Bonds, Series B,

(Floating, U.S. SOFR + 1.00%), 3.00%, 12/1/27(1) (4)	40,000	37,338

Minnesota State G.O. Unlimited Bonds, Series E,

2.00%, 8/1/23	11,500	11,350

Minnesota State Rural Water Finance Authority Public Projects Construction Revenue Notes,

2.63%, 12/1/23	4,000	3,913

		101,474

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 64.1% continued

Missouri – 0.1%

Missouri State Board of Public Buildings Special Obligation Revenue Refunding Bonds, Series B,

5.00%, 10/1/22	$4,000	$4,000

Saint Louis County Special Obligation Revenue Refunding Bonds, Series F,

5.00%, 12/1/23	715	730

		4,730

Nebraska – 0.5%

Central Plains Energy Project Gas Project Revenue Bonds, Project No. 4,

5.00%, 1/1/24(1) (4) (5)	3,000	3,027

Nebraska State Public Power District Revenue Refunding Bonds, Series C,

5.00%, 1/1/23	1,500	1,507

University of Nebraska Facilities Corp. Revenue Refunding Bonds, Series B,

4.00%, 10/1/22	9,500	9,500

		14,034

Nevada – 0.5%

Clark County Airport Subordinate Revenue Refunding Bonds, Series B (AMT),

5.00%, 7/1/23	2,400	2,424

5.00%, 7/1/24	2,000	2,043

Clark County School District G.O. Limited Bonds, Series A,

5.00%, 6/15/23	3,300	3,335

5.00%, 6/15/24	6,935	7,104

		14,906

New Hampshire – 0.0%

Manchester Public Improvement G.O. Unlimited Bonds, Series A,

4.00%, 6/15/23	1,000	1,006

New Jersey – 1.2%

Clifton General Improvement G.O. Unlimited Refunding Bonds (BAM Insured),

2.00%, 8/15/23	750	739

3.00%, 8/15/24	500	495

Essex County G.O. Unlimited Bonds, Series A and C,

2.00%, 8/15/24	2,280	2,209

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	308	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 64.1% continued

New Jersey – 1.2% continued

Fair Lawn G.O. Unlimited Bonds,

2.00%, 9/1/23	$2,020	$1,990

2.00%, 9/1/24	1,980	1,913

Gloucester County Improvement Authority Revenue Bonds, Rowan University Student Center Project,

0.60%, 3/1/24	2,400	2,261

Hudson County Improvement Authority Secured Lease Revenue Bonds, Hudson County Courthouse Project,

4.00%, 10/1/23	1,000	1,009

Jersey City Redevelopment Agency Revenue Bonds, Bayfront Redevelopment Project (Municipal Government Gtd.),

4.00%, 12/15/24	5,350	5,404

New Jersey State Educational Facilities Authority Revenue Bonds, Series B,

5.00%, 3/1/24	5,000	5,130

New Jersey State G.O. Unlimited Bonds, Covid-19 Go Emergency Bonds,

4.00%, 6/1/23	10,000	10,049

River Vale Township School District G.O. Unlimited Bonds (School Board Resource Fund Insured),

1.00%, 6/15/23	1,625	1,589

1.00%, 6/15/24	1,130	1,066

Waldwick New Jersey District G.O. Unlimited Bonds (School Board Resource Fund Insured),

1.00%, 7/15/23	970	944

1.00%, 7/15/24	595	558

		35,356

New Mexico – 0.0%

New Mexico Mortgage Finance Authority SFM Program Revenue Bonds, Series A (GNMA/FNMA/FHLMC Insured),

0.20%, 1/1/23	505	501

0.25%, 7/1/23	555	543

		1,044

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 64.1% continued

New York – 5.9%

Erie County Industrial Development Agency School Facility Revenue Refunding Bonds, School District & Buffalo City Project (State Aid Withholding),

5.00%, 5/1/24	$2,350	$2,411

Long Island Power Authority Electric System Variable Revenue Refunding Bonds, Series C,

(Adjustable, SIFMA Municipal Swap Index Yield + 0.45%), 2.90%, 9/1/25(1) (4)	11,500	11,477

Metropolitan Transportation Authority Revenue Bonds, Subseries D-2,

(Floating, SIFMA Municipal Swap Index Yield + 0.45%), 2.91%, 11/15/22(1) (4)	20,275	20,256

Metropolitan Transportation Authority Revenue Refunding Bonds, Green Bonds, Series C-1,

5.00%, 11/15/23	3,000	3,044

Metropolitan Transportation Authority Variable Revenue Bonds, Subseries D-1,

(Floating, U.S. SOFR + 0.33%), 2.33%, 4/1/24(1) (4)	4,755	4,606

Metropolitan Transportation Authority Variable Revenue Refunding Bonds, Subseries G-1,

(Floating, U.S. SOFR + 0.43%), 2.43%, 11/1/26(1)	1,670	1,604

Metropolitan Transportation Authority Variable Revenue Tender Notes,

(Floating, U.S. SOFR + 0.65%), 2.63%, 4/1/26(1) (4)	40,000	37,258

Monroe County G.O. Limited Bonds,

5.00%, 6/1/25	3,360	3,517

Monroe County Industrial Development Corp. Revenue Bonds, University of Rochester Project,

5.00%, 7/1/23	1,000	1,013

Nassau County Local Economic Assistance Corp. MFH Variable Revenue Bonds, Park Lake Hempstead,

0.30%, 11/1/23(1) (4) (5)	10,000	9,535

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	309	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 64.1% continued

New York – 5.9% continued

New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries D,

5.00%, 11/1/23	$8,000	$8,158

New York City Transitional Finance Authority Future Tax Secured Revenue Refunding Bonds,

5.00%, 11/1/22	10,500	10,516

New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Refunding Bonds,

5.00%, 11/1/23	4,500	4,589

New York City Transitional Finance Authority Subordinate Revenue Bonds, Series E-1,

5.00%, 2/1/23	1,000	1,007

New York G.O. Limited Bonds, Series F-1,

5.00%, 3/1/23	1,500	1,512

New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series H (State Aid Withholding),

4.00%, 10/1/22	1,000	1,000

New York State Dormitory Authority Personal Income Tax Revenue Refunding Bonds, Series E, Bidding Group 1,

5.00%, 3/15/24	16,000	16,409

New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds, Series A, Group 1, Escrowed to Maturity,

5.00%, 3/15/23	7,780	7,849

New York State Mortgage Agency Homeowner Revenue Refunding Bonds, Series 235 (AMT), Social Bonds,

0.40%, 4/1/23	480	473

0.55%, 10/1/23	760	736

0.65%, 4/1/24	710	677

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 64.1% continued

New York – 5.9% continued

New York State Transportation Development Corp. Special Facilities Revenue Refunding Bonds (AMT), Terminal 4 John F. Kennedy International Airport,

5.00%, 12/1/23	$1,000	$1,009

New York State Transportation Development Corp. Special Facilities Revenue Refunding Bonds, Terminal 4 John F. Kennedy International Airport,

5.00%, 12/1/22	850	852

5.00%, 12/1/23	1,000	1,014

New York State Urban Development Corp. Revenue Refunding Bonds, State Personal Income Tax,

5.00%, 3/15/23	4,000	4,035

Port Authority of New York & New Jersey Consolidated Taxable Revenue Bonds, Series AAA,

1.09%, 7/1/23	15,000	14,623

Triborough Bridge & Tunnel Authority General Variable Revenue Refunding Bonds, Subseries B-4A-R,

(Floating, U.S. SOFR + 0.38%), 2.36%, 2/1/24(1) (4)	3,960	3,928

Triborough Bridge & Tunnel Authority Payroll Mobility Tax Senior Lien Revenue Bonds, Series C-1A,

5.00%, 5/15/23	3,000	3,034

		176,142

North Carolina – 5.9%

Charlotte Airport Revenue Refunding Bonds, Series A,

5.00%, 7/1/24	4,000	4,117

Charlotte-Mecklenburg Hospital Authority Health Care System Variable Revenue Bonds, Series D, Atrium Health,

(Floating, SIFMA Municipal Swap Index Yield + 0.60%), 3.06%, 12/1/23(1) (4)	37,000	37,025

North Carolina State Capital Facilities Finance Agency Educational Facilities Taxable Revenue Bonds, Series B, Campbell University,

0.88%, 10/1/22	700	700

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	310	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 64.1% continued

North Carolina – 5.9% continued

1.05%, 10/1/23	$950	$912

North Carolina State G.O. Unlimited Bonds, Series A,

5.00%, 6/1/23	4,900	4,963

North Carolina Turnpike Authority Triangle Expressway System Revenue BANS,

5.00%, 2/1/24	30,340	30,925

University of North Carolina at Chapel Hill Revenue Bonds, Series B,

(Floating, U.S. SOFR + 0.65%), 2.65%, 6/1/25(1) (4)	35,000	34,720

University of North Carolina at Chapel Hill Variable Revenue Refunding Bonds, Series 2019A, Remarketing Supplement,

(Floating, U.S. SOFR + 0.65%), 2.65%, 6/1/25(1) (4)	27,500	27,280

University of North Carolina at Chapel Hill Variable Revenue Refunding Bonds, Series 2019B, Remarketing Supplement,

(Floating, U.S. SOFR + 0.65%), 2.65%, 6/1/25(1) (4)	23,925	23,733

Wake County G.O. Unlimited Refunding Bonds,

5.00%, 4/1/24	12,000	12,330

		176,705

North Dakota – 0.4%

Cass County Joint Water Resource District G.O. Unlimited Bonds, Series A,

0.48%, 5/1/24	12,990	12,128

University of North Dakota COPS, Series A (AGM Insured),

5.00%, 6/1/24	1,000	1,026

		13,154

Ohio – 1.7%

American Municipal Power-Ohio Inc., Revenue Refunding Bonds, Combined Hydroelectric Projects,

5.00%, 2/15/24	1,190	1,216

Cincinnati G.O. Unlimited Bonds, Series A,

5.00%, 12/1/24	4,000	4,152

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 64.1% continued

Ohio – 1.7% continued

Cincinnati G.O. Unlimited Refunding Bonds,

5.00%, 12/1/22	$1,000	$1,003

Columbus G.O. Unlimited Bonds, Series A,

5.00%, 4/1/23	5,000	5,048

5.00%, 7/1/24	3,500	3,610

Ohio State Common Schools G.O. Unlimited Bonds, Series A,

5.00%, 6/15/23	700	709

Ohio State Common Schools G.O. Unlimited Refunding Bonds, Series A,

5.00%, 9/15/23	1,000	1,018

Ohio State HFA MFH Variable Revenue Bonds, Post Oak Station (HUD Sector 8 Program),

3.35%, 7/1/24(1) (4) (5)	2,000	1,959

Ohio State Hospital Variable Revenue Bonds, Cleveland Clinic Health,

(Floating, SIFMA Municipal Swap Index Yield + 0.40%), 2.86%, 6/1/23(1) (4)	20,000	20,003

Ohio State Major New Infrastructure Project Revenue Bonds, Series 2019-1,

5.00%, 12/15/22	2,000	2,008

Ohio State Water Development Authority Water PCR Bonds, Series B,

5.00%, 12/1/22	6,000	6,019

5.00%, 6/1/23	5,300	5,367

		52,112

Oklahoma – 0.5%

Oklahoma County Independent School District No. 12 G.O. Unlimited Bonds, Edmond School District,

1.25%, 6/1/24	13,000	12,347

Oklahoma Municipal Power Authority Power Supply System Revenue Bonds, Series A (AGM Insured),

5.00%, 1/1/24	1,815	1,854

		14,201

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	311	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 64.1% continued

Oregon – 0.2%

Oregon State Housing & Community Services Department Housing Development Variable Revenue Bonds, Yaquina-Southfair Apartment Project (HUD Sector 8 Program),

0.47%, 12/1/23(1) (4) (5)	$5,000	$4,797

Union County Hospital Facility Authority Revenue Bonds, Grand Ronde Hospital Project,

5.00%, 7/1/24	125	127

5.00%, 7/1/25	125	128

		5,052

Pennsylvania – 6.2%

Allegheny County Higher Education Building Authority College Variable Revenue Refunding Bonds, Carnegie Mellon University,

(Floating, U.S. SOFR + 0.29%), 2.38%, 8/1/27(1) (4)	5,000	4,795

Allegheny County Hospital Development Authority UPMC Variable Revenue Bonds,

(Floating, SIFMA Municipal Swap Index Yield + 0.70%), 3.16%, 5/15/27(1) (4)	40,000	39,919

Allegheny County Port Authority Revenue Refunding Bonds, Special Revenue Transportation Bonds,

5.00%, 3/1/23	9,000	9,070

Bethlehem Area School District Authority Variable Revenue Refunding Bonds, Bethlehem Area School (State Aid Withholding),

(Floating, U.S. SOFR + 0.35%), 2.33%, 11/1/25(1) (4)	4,485	4,302

Delaware Valley Regional Financial Authority Variable Revenue Bonds, Series B,

(Floating, SIFMA Municipal Swap Index Yield + 0.40%), 2.86%, 3/1/26(1) (4)	7,000	6,873

Delaware Valley Regional Financial Authority Variable Revenue Bonds, Series C,

(Floating, U.S. SOFR + 0.49%), 2.49%, 3/1/27(1) (4)	11,000	10,373

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 64.1% continued

Pennsylvania – 6.2% continued

Pennsylvania State Economic Development Financing Authority Solid Waste Disposal Variable Revenue Bonds (AMT), Waste Management, Inc. Project,

(Floating, SIFMA Municipal Swap Index Yield + 0.40%), 2.86%, 6/3/24(1) (4)	$13,165	$12,840

Pennsylvania State G.O. Unlimited Bonds,

5.00%, 5/15/24	14,930	15,343

Pennsylvania State Housing Finance Agency SFM Floating Revenue Bonds, Series 127 C,

(Floating, ICE LIBOR USD 1M + 0.57%), 2.75%, 10/1/23(1) (4)	7,000	7,004

Pennsylvania State Housing Finance Agency SFM Revenue Refunding Bonds, Series 136, Social Bonds,

0.16%, 4/1/23	750	739

0.18%, 10/1/23	750	726

5.00%, 4/1/24	750	768

Pennsylvania State Housing Finance Agency SFM Variable Revenue Bonds, Series 126B,

(Floating, ICE LIBOR USD 1M + 0.60%), 2.78%, 6/1/23(1) (4)	26,250	26,254

Pennsylvania State Turnpike Commission Revenue Refunding Bonds, Series C,

4.00%, 12/1/23	6,000	6,051

Philadelphia Airport Revenue Refunding Bonds (AMT), Private Activity,

5.00%, 7/1/24	1,200	1,219

Philadelphia G.O. Unlimited Bonds, Series A,

5.00%, 5/1/23	5,145	5,193

Philadelphia School District G.O. Limited Bonds, Series A (State Aid Withholding),

5.00%, 9/1/23	590	598

5.00%, 9/1/24	630	648

Philadelphia School District G.O. Limited Bonds, Series B, Green Bonds (State Aid Withholding),

5.00%, 9/1/23	700	710

5.00%, 9/1/24	600	617

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	312	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 64.1% continued

Pennsylvania – 6.2% continued

Philadelphia State G.O. Unlimited Refunding Bonds,

5.00%, 8/1/23	$750	$760

Pittsburgh & Allegheny County Sports & Exhibition Authority Sale Revenue Refunding Bonds, (AGM Insured),

4.00%, 2/1/23	1,775	1,780

Pittsburgh Water & Sewer Authority Revenue Refunding Bonds, Series C (AGM Insured),

(Floating, SIFMA Municipal Swap Index Yield + 0.65%), 3.11%, 12/1/23(1) (4)	6,800	6,802

University of Pittsburgh of the Commonwealth System of Higher Education Variable Revenue Bonds, Pitt Asset Notes,

(Floating, SIFMA Municipal Swap Index Yield + 0.36%), 2.82%, 2/15/24(1)	23,000	23,011

		186,395

Rhode Island – 0.5%

Rhode Island Health & Educational Building Corp. Higher Education Facility Variable Taxable Revenue Refunding Bonds, Bryant University,

1.50%, 7/1/24(1) (4) (5)	16,480	15,308

South Carolina – 0.2%

Beaufort County School District G.O. Unlimited Bonds, Series A (SCSDE Insured),

5.00%, 3/1/23	1,950	1,965

Piedmont Municipal Power Agency Electric Revenue Refunding Bonds, Series E,

5.00%, 1/1/23	3,250	3,261

		5,226

Tennessee – 0.6%

Bedford County G.O. Unlimited Refunding Bonds,

5.00%, 6/1/23	1,135	1,149

Memphis Health Educational & Housing Facility Board MFH Variable Revenue Bonds, Tillman Cove Apartment (HUD Sector 8 Program),

0.55%, 6/1/24(1) (4) (5)	10,000	9,343

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 64.1% continued

Tennessee – 0.6% continued

Memphis Sanitary Sewerage System Revenue Refunding Bonds, Series B,

5.00%, 10/1/22	$1,435	$1,435

5.00%, 10/1/23	1,100	1,121

Morristown G.O. Unlimited Refunding Bonds, Series A,

2.00%, 3/1/23	1,130	1,122

2.00%, 3/1/24	2,350	2,289

Tennergy Corp. Gas Revenue Bonds, Series A,

4.00%, 3/1/23	375	375

4.00%, 3/1/24	350	350

		17,184

Texas – 5.4%

Alvarado Independent School District Variable G.O. Unlimited Bonds (PSF, Gtd.),

2.75%, 8/15/25(1) (4) (5)	2,000	1,974

Austin Community College District G.O. Limited Bonds, Maintenance Tax Notes,

5.00%, 8/1/23	2,000	2,030

Austin G.O. Limited Refunding & Improvement Bonds, Escrowed to Maturity,

5.00%, 9/1/23	5	5

Austin Independent School District G.O. Unlimited Bonds (PSF, Gtd.),

5.00%, 8/1/24	1,750	1,807

Canadian River Municipal Water Authority Subordinate Lien Revenue Refunding Bonds, Conjunctive Use,

5.00%, 2/15/23	750	755

5.00%, 2/15/24	1,400	1,432

Carrollton-Farmers Branch Independent School District G.O. Unlimited Bonds (PSF, Gtd.),

2.00%, 2/15/24	910	888

Central Texas Regional Mobility Authority Taxable Senior Lien Revenue Refunding Bonds, Series E,

0.50%, 1/1/23	400	397

0.84%, 1/1/24	500	478

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	313	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 64.1% continued

Texas – 5.4% continued

Dallas & Fort Worth International Airport Revenue Refunding Bonds, Series A,

5.00%, 11/1/24	$1,000	$1,032

Dallas Certificates of Obligation G.O. Limited Bonds,

5.00%, 2/15/23	5,105	5,141

5.00%, 2/15/24	5,105	5,230

Dallas Equipment Acquisition Contract G.O. Limited Bonds,

5.00%, 2/15/23	5,380	5,418

5.00%, 2/15/24	5,375	5,507

Dallas Hotel Occupancy Tax Revenue Refunding Bonds,

5.00%, 8/15/23	1,500	1,522

5.00%, 8/15/24	1,500	1,540

Denton County Housing Finance Corp. Variable Revenue Bonds, Pathway on Woodrow Apartments,

5.00%, 2/1/25(1) (4) (5)	3,500	3,579

Fort Bend Independent School District Variable G.O. Unlimited Bonds, Series A (PSF, Gtd.),

2.38%, 8/1/24(1) (4) (5)	8,500	8,313

Fort Worth G.O. Limited Bonds,

4.00%, 3/1/23	2,000	2,008

Fort Worth G.O. Limited Refunding Bonds,

4.00%, 3/1/23	9,175	9,211

Fort Worth Independent School District G.O. Unlimited Bonds, Series A (PSF, Gtd.),

5.00%, 2/15/24	1,000	1,024

Fort Worth Water & Sewer System Revenue Refunding Bonds, Series A,

5.00%, 2/15/23	5,755	5,796

Frisco G.O. Limited Refunding Bonds,

2.00%, 2/15/24	6,320	6,175

Goose Creek Consolidated Independent School District Variable G.O. Unlimited Bonds, Series B (PSF, Gtd.),

0.15%, 10/1/49(1) (5)	7,650	7,650

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 64.1% continued

Texas – 5.4% continued

Harris County Cultural Education Facilities Finance Corp. Medical Facilities Revenue Refunding Bonds, Baylor College of Medicine,

5.00%, 11/15/24	$3,200	$3,305

Harris County Flood Control District G.O. Limited Bonds, Series A, Sustainability Bond,

5.00%, 10/1/25	375	394

Harris County G.O. Limited Refunding Bonds, Series A,

5.00%, 10/1/23	8,060	8,214

Harris County Hospital District Certificates of Obligation G.O. Limited Bonds,

5.00%, 2/15/23	1,000	1,007

Harris County Metropolitan Transit Authority Sales & Use Tax Contractual Obligations Revenue Bonds,

5.00%, 11/1/22	1,000	1,001

Houston Community College G.O. Limited Refunding Bonds, Series A,

4.00%, 2/15/23	2,840	2,850

Houston Hotel Occupancy Tax & Special Revenue Refunding Bonds, Convention & Entertainment,

5.00%, 9/1/24	2,315	2,378

Las Varas Public Facility Corp. Multifamily Housing Variable Revenue Bonds, Horizon Pointe Apartments,

0.40%, 5/1/24(1) (4) (5)	20,000	18,882

Las Varas Public Facility Corp. Texas Multifamily Housing Variable Revenue Bonds, Palo Alto Apartments,

3.10%, 11/1/24(1) (4) (5)	7,200	7,021

Love Field Airport Modernization Corp., General Airport Revenue Refunding Bonds (AMT),

5.00%, 11/1/22	1,000	1,001

5.00%, 11/1/23	1,650	1,673

Lower Colorado River Authority Transmission Contract Revenue Bonds, LCRA Transmission Services,

5.00%, 5/15/23	1,000	1,011

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	314	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 64.1% continued

Texas – 5.4% continued

Lubbock Electric Light & Power System Revenue Bonds,

5.00%, 4/15/23	$1,375	$1,389

5.00%, 4/15/24	875	898

San Antonio Housing Trust Public Facility Corp. Multifamily Housing Variable Revenue Bonds, Country Club Village,

4.00%, 8/1/25(1) (4) (5)	1,500	1,501

San Antonio Tax Notes G.O. Limited Bonds,

5.00%, 8/1/23	11,490	11,663

Sherman Independent School District Variable G.O. Unlimited Bonds, School Building (PSF, Gtd.), Prerefunded,

2.00%, 8/1/23(1) (5) (8)	1,955	1,935

Sinton Independent School District G.O. Unlimited Bonds (PSF, Gtd.),

5.00%, 8/15/25	1,000	1,044

Texas State A & M Permanent University Fund Revenue Refunding Bonds, Series A, Board of Regents,

5.00%, 7/1/24	2,000	2,061

Texas State G.O. Unlimited Bonds (AMT),

6.00%, 8/1/24	1,420	1,480

Texas State Municipal Gas Acquisition & Supply Corp. III Gas Supply Revenue Refunding Bonds,

5.00%, 12/15/22	2,000	2,003

5.00%, 12/15/23	2,000	2,016

Texas State Municipal Power Agency Revenue Refunding Bonds (AGM Insured),

3.00%, 9/1/23	750	747

Texas State Water Development Board Revenue Bonds,

5.00%, 10/15/22	2,700	2,702

Texas State Water Development Board Revenue Bonds, Master Trust,

4.00%, 4/15/23	985	990

4.00%, 10/15/23	2,000	2,018

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 64.1% continued

Texas – 5.4% continued

University of North Texas Revenue Refunding Bonds, Series A,

5.00%, 4/15/23	$1,850	$1,869

		161,965

Utah – 0.2%

Salt Lake City Airport Revenue Bonds, Series A (AMT),

5.00%, 7/1/24	1,000	1,022

Salt Lake County G.O. Unlimited Bonds,

5.00%, 12/15/22	3,975	3,991

		5,013

Virginia – 1.5%

Alexandria G.O. Unlimited Bonds, Series A (State Aid Withholding),

5.00%, 12/15/24	6,525	6,778

Arlington County G.O. Unlimited Refunding Bonds, Series A (State Aid Withholding),

5.00%, 8/1/23	5,735	5,825

Harrisonburg G.O. Unlimited Refunding Bonds, Series A (State Aid Withholding),

5.00%, 7/15/23	3,360	3,409

Loudoun County G.O. Unlimited Bonds, Series A (State Aid Withholding),

5.00%, 12/1/23	5,315	5,426

5.00%, 12/1/24	4,400	4,569

Peninsula Ports Authority Coal Terminal Variable Revenue Refunding Bonds, Dominion Terminal Associates Project,

10/1/24(1) (4) (5) (7)	3,000	2,981

Virginia State College Building Authority Educational Facilities Revenue Bonds, 21st Century College & Equipment,

5.00%, 2/1/23	2,000	2,013

Virginia State Public School Authority School Technology & Security Notes Revenue Bonds, Series VIII,

5.00%, 4/15/23	5,970	6,031

Virginia State Public School Authority Special Obligation Prince Revenue Bonds (State Aid Withholding),

4.00%, 10/1/22	5,275	5,275

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	315	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 64.1% continued

Virginia – 1.5% continued

Virginia State Resources Authority Infrastructure Subordinate Revenue Refunding Bonds, Virginia Pooled Financing (Moral Obligation Insured),

5.00%, 11/1/23	$1,000	$1,020

Virginia State Small Business Financing Authority Revenue Refunding Bonds, National Senior Campuses,

5.00%, 1/1/23	500	501

		43,828

Washington – 2.2%

Central Puget Sound Regional Transit Authority Sales & Use Tax Variable Revenue Bonds, Series 2015S, Green Bond,

(Floating, SIFMA Municipal Swap Index Yield + 0.20%), 2.66%, 11/1/26(1) (4)	24,000	23,663

Central Puget Sound Regional Transit Authority Sales Tax & Motor Vehicle Revenue Refunding Bonds, Series S-1, Green Bond,

5.00%, 11/1/23	4,300	4,386

5.00%, 11/1/24	8,000	8,298

Central Puget Sound Regional Transit Authority Variable Sales & Use TRB, Series S-2B, Green Bonds,

(Floating, SIFMA Municipal Swap Index Yield + 0.45%), 2.91%, 11/1/23(1) (4)	7,500	7,500

Port of Seattle First Lien Revenue Refunding Bonds (AMT), Private Activity,

5.00%, 9/1/23	2,000	2,030

Seattle Municipal Light & Power Variable Revenue Refunding Bonds, Series B,

(Floating, SIFMA Municipal Swap Index Yield + 0.25%), 2.71%, 11/1/26(1) (4)	7,520	7,319

Washington Federal Highway Grant Anticipation Revenue Bonds, Senior 520 Corridor Program,

5.00%, 9/1/23	3,000	3,046

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 64.1% continued

Washington – 2.2% continued

Washington State G.O. Unlimited Refunding Bonds, Series R-2021C,

5.00%, 8/1/23	$10,000	$10,153

		66,395

Wisconsin – 1.7%

Madison G.O. Unlimited Promissory Notes, Series A,

2.00%, 10/1/23	8,130	8,001

Madison G.O. Unlimited Refunding Promissory Notes, Series A,

4.00%, 10/1/22	4,895	4,895

4.00%, 10/1/23	7,100	7,163

Milwaukee Area Technical College District G.O. Unlimited Bonds, Series C,

2.00%, 6/1/23	2,475	2,449

2.00%, 6/1/24	2,580	2,506

Milwaukee G.O. Unlimited Refunding Promissory Notes, Series N4,

5.00%, 4/1/23	1,725	1,737

PFA Hospital Revenue Refunding Bonds, Renown Regional Medical Center Project,

5.00%, 6/1/23	345	348

Wisconsin G.O. Unlimited Refunding Bonds, Series 2,

5.00%, 11/1/23	1,100	1,122

Wisconsin State G.O. Unlimited Bonds, Series B,

5.00%, 5/1/23	4,720	4,772

Wisconsin State Health & Educational Facilities Authority Variable Revenue Refunding Bonds, Advocate Aurora Health,

(Floating, SIFMA Municipal Swap Index Yield + 0.65%), 3.11%, 7/31/24(1) (4)	5,000	4,988

Wisconsin State Housing & EDA Home Ownership Revenue Bonds, Social Bonds, Series A,

0.30%, 3/1/23	1,600	1,581

0.35%, 9/1/23	1,295	1,260

0.45%, 3/1/24	525	503

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	316	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 64.1% continued

Wisconsin – 1.7% continued

Wisconsin State Variable G.O. Unlimited Bonds, Series A,

(Floating, SIFMA Municipal Swap Index Yield + 0.42%), 2.88%, 5/1/25(1)	$10,500	$10,502

		51,827

Total Municipal Bonds

(Cost $1,965,045)		1,917,255

	NUMBER OF SHARES	VALUE (000S)

INVESTMENT COMPANIES – 1.0%

Northern Institutional Funds - U.S. Government Portfolio (Shares), 2.31%(9) (10)	31,208,137	$31,208

Total Investment Companies

(Cost $31,208)		31,208

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

SHORT-TERM INVESTMENTS – 7.4%

Alamo Heights Independent School District Variable G.O. Unlimited Bonds, Series B (PSF, Gtd.),

2.00%, 2/1/23(1) (4) (5)	$3,600	$3,587

Ann Arbor School District G.O. Unlimited Bonds,

4.00%, 5/1/23	5,800	5,829

Atlanta Urban Residential Finance Authority MFH Revenue Bonds, London Townhomes,

0.44%, 3/1/23(1) (4) (5)	10,000	9,854

Cameron County Housing Finance Corp. Multifamily Housing Variable Revenue Bonds, Sunfield Country Apartments,

0.28%, 8/1/23(1) (4) (5)	6,000	5,818

Chattanooga Health Educational & Housing Facility Board Multifamily Housing Variable Revenue Bonds, Battery Heights Apartments Project,

0.20%, 8/1/23(1) (4) (5)	2,000	1,943

Clear Creek Independent School District Variable G.O. Unlimited Bonds (PSF, Gtd.),

0.50%, 8/15/23(1) (4) (5)	5,000	4,841

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

SHORT-TERM INVESTMENTS - 7.4% continued

Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2014A,

1.10%, 2/7/23(1) (4) (5)	$10,000	$9,906

Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Series C-2, Yale University,

5.00%, 2/1/23(1) (5)	2,500	2,515

Connecticut State Special Tax Obligation Revenue Bonds, Series D,

5.00%, 11/1/22	3,020	3,025

Dickinson Independent School District Variable G.O. Unlimited Refunding Bonds (PSF, Gtd.),

0.25%, 8/1/23(1) (4) (5)	6,940	6,745

Director of the State of Nevada Department of Business & Industry Variable Revenue Bonds (AMT), Republic Services Project,

2.35%, 12/1/22(1) (2) (4) (5)	4,000	3,993

District of Columbia Housing Finance Agency MFH Variable Revenue Bonds, 218 Vine Street Apartments Project,

0.30%, 7/1/23(1) (4) (5)	5,000	4,840

El Paso Independent School District Adjustable G.O. Unlimited Bonds, Maintenance Tax Notes,

2.00%, 8/1/23(1) (4) (5)	3,600	3,554

Farmington Pollution Control Variable Revenue Refunding Bonds, Public Service Company of New Mexico San Juan,

1.10%, 6/1/23(1) (4) (5)	9,000	8,821

Hamilton County G.O. Unlimited Bonds, Series A,

5.00%, 4/1/23	1,400	1,414

Howard County Consolidated Public Improvement G.O. Unlimited Refunding Bonds, Series B,

5.00%, 2/15/23	4,195	4,225

Jackson County Variable G.O. Unlimited Refunding Bonds, Water System,

2.00%, 2/1/23(1) (4) (5)	5,000	5,000

King George County IDA Waste Management Inc., King George Land Revenue Bonds (AMT),

2.50%, 6/1/23(1) (5)	2,000	1,984

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	317	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

SHORT-TERM INVESTMENTS - 7.4% continued

Louisiana State Housing Corp. MFH Revenue Bonds, Stone Vista Apartments Project,

0.32%, 12/1/22(1) (4) (5)	$3,725	$3,704

Love Field Airport Modernization Corp. General Airport Revenue Bonds (AMT),

5.00%, 11/1/22	1,000	1,001

Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series A,

4.00%, 9/1/23(1) (4) (5)	4,600	4,607

Massachusetts State HFA Notes Revenue Refunding Bonds,

0.25%, 12/1/22	800	796

Matagorda County Navigation District No. 1 Variable Revenue Bonds (AMT), Central Power & Light Company Project,

0.90%, 9/1/23(1) (4) (5)	4,250	4,135

Memphis Health Educational & Housing Facility Board MFH Variable Revenue Bonds, Memphis Towers Apartments Project,

0.25%, 12/1/22(1) (4) (5)	6,250	6,194

Metropolitan Transportation Authority Variable Revenue Bonds, Series A-2,

5.00%, 11/15/22(1) (5)	1,000	1,001

Michigan State Finance Authority Revenue Notes, Series A-1 (State Aid Withholding),

5.00%, 7/20/23	2,000	2,025

New Canaan Housing Authority MFH Revenue Bonds,

0.44%, 3/1/23(1) (4) (5)	12,500	12,322

Odessa Housing Finance Corp. MFH Variable Revenue Bonds, Vera in Odessa Apartments (FHA Insured),

0.35%, 3/1/23(1) (4) (5)	16,000	15,767

Oregon State Housing & Community Services Department Housing Development Variable Revenue Bonds, Baldwin Apartments Project,

0.25%, 9/1/23(1) (4) (5)	8,630	8,339

Pennsylvania State Turnpike Commission Turnpike Variable Revenue Refunding Bonds, Series A-1(Floating, SIFMA Municipal Swap Index Yield + 0.60%),

3.06%, 12/1/23(1)	10,000	10,016

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

SHORT-TERM INVESTMENTS - 7.4% continued

Port of Port Arthur Navigation District Variable Revenue Bonds, Motiva Enterprises LLC Project,

2.80%, 10/10/22(1) (4) (11)	$15,000	$15,000

Sherman Independent School District Variable G.O. Unlimited Bonds, School Building, Unrefunded Balance (PSF, Gtd.),

2.00%, 8/1/23(1) (4) (5)	9,490	9,385

Sinton Independent School District Variable G.O. Unlimited Bonds (PSF, Gtd.),

2.75%, 8/15/23(1) (4) (5)	10,000	9,926

Texas State Department of Multi-family Housing & Community Affairs Variable Revenue Bonds, Corona Del Valle (HUD Sector 8 Program),

0.37%, 8/1/23(1) (4) (5)	3,000	2,911

Travis County Housing Finance Corp. Variable Revenue Bonds, Cascades at Onion Creek Apartments,

0.35%, 2/1/23(1) (4) (5)	22,000	21,701

Westchester County Industrial Development Agency MFH Revenue Bonds, EG Mt. Vernon Preservation, L.P. (FNMA Insured),

0.30%, 12/1/22(1) (4) (5)	5,000	4,969

Total Short-Term Investments

(Cost $224,906)		221,693

Total Investments – 100.8%

(Cost $3,102,180)		3,015,597

Liabilities less Other Assets – (0.8%)		(23,349)

NET ASSETS – 100.0%		$2,992,248

(1)	Variable or floating rate security. Rate as of September 30, 2022 is disclosed.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(3)	Variable or floating rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of September 30, 2022.

(4)	Maturity date represents the puttable date.

(5)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.

(6)	Security has converted to a fixed rate as of August 02, 2021, and will be going forward.

(7)	When-Issued Security. Coupon rate is not in effect at September 30, 2022.

(8)	Maturity date represents the prerefunded date.

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	318	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

(9)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.

(10)	7-day current yield as of September 30, 2022 is disclosed.

(11)

Rate is determined by a remarketing agent which, in its judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M - 1 Month

1Y - 1 Year

AGM - Assured Guaranty Municipal Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

BANS - Bond Anticipation Notes

CMT - Constant Maturity

COPS - Certificates of Participation

EDA - Economic Development Authority

FHA - Federal Housing Administration

FNMA - Federal National Mortgage Association

G.O. - General Obligation

GANS - Grant Anticipation Notes

GARVEE - Grant Anticipation Revenue Vehicle

Gtd. - Guaranteed

HFA - Housing Finance Authority

HUD - Housing and Urban Development

ICE - Intercontinental Exchange

IDA - Industrial Development Authority

IDB - Industrial Development Board

LCRA - Lower Colorado River Authority

LIBOR - London Interbank Offered Rate

MFH - Multi-Family Housing

PCR - Pollution Control Revenue

PFA - Public Finance Authority

PSF - Permanent School Fund

Q-SBLF - Qualified School Bond Loan Fund

SCSDE - South Carolina State Department of Education

SFM - Single Family Mortgage

SIFMA - Securities Industry and Financial Markets Association

SOFR - Secured Overnight Financing Rate

TRB - Tax Revenue Bonds

USD - United States Dollar

Percentages shown are based on Net Assets.

At September 30, 2022, the security types for the Fund were:

SECURITY TYPE(1)	% OF NET ASSETS

Corporate Bonds	14.6%

Foreign Issuer Bonds	13.7%

Municipal Bonds	64.1%

Investment Companies	1.0%

Short-Term Investments	7.4%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2022:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

Corporate Bonds(1)	$—	$435,943	$—	$435,943

Foreign Issuer Bonds(1)	—	409,498	—	409,498

Municipal Bonds(1)	—	1,917,255	—	1,917,255

Investment Companies	31,208	—	—	31,208

Short-Term Investments	—	221,693	—	221,693

Total Investments	$31,208	$2,984,389	$—	$3,015,597

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	319	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS – 98.0%

Alabama – 0.8%

Alabama State Public School & College Authority Revenue Refunding Bonds, Series A, Social Bonds,

5.00%, 11/1/35	$1,540	$1,661

Birmingham G.O. Unlimited Convertible CABS, Series A, Prerefunded,

5.00%, 3/1/23(1)	815	821

Birmingham G.O. Unlimited Convertible CABS, Series A, Unrefunded Balance,

5.00%, 3/1/27	185	186

Black Belt Energy Gas District Alabama Gas Prepay Revenue Bonds, Series A-1, Project No. 5,

4.00%, 10/1/26(2) (3) (4)	2,500	2,458

City of Madison Board of Education Special Tax School Warrants,

4.00%, 2/1/44	4,400	3,848

		8,974

Arizona – 2.2%

Arizona Board of Regents State University System Revenue Bonds, Series B, Green Bonds,

5.00%, 7/1/42	2,000	2,067

Arizona Board of Regents State University System Revenue Refunding Bonds, Series B,

5.00%, 7/1/43	2,000	2,082

Arizona State IDA Education Revenue Bonds, Series A-Social, Macombs Facility Project,

4.00%, 7/1/61	1,250	910

Arizona State IDA Lease Revenue Bonds, Series A,

3.00%, 9/1/50	1,600	1,025

Arizona State IDA National Charter School Revolving Loan Fund Revenue Bonds, Equitable School Revenue, Social Bonds,

4.00%, 11/1/46	1,000	837

Arizona State Transportation Board Highway Revenue Refunding Bonds,

5.00%, 7/1/30	1,485	1,570

Arizona State University Revenue Bonds, Series A, Green Bonds,

5.00%, 7/1/43	1,000	1,040

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 98.0% continued

Arizona – 2.2% continued

La Paz County IDA Education Facility Lease Revenue Bonds, Harmony Public Schools Project,

4.00%, 2/15/51	$580	$424

Maricopa County IDA Education Revenue Bonds, Legacy Traditional Schools Project,

4.00%, 7/1/51	1,000	735

Phoenix Civic Airport Improvement Corp. Junior Lien Airport Revenue Bonds,

4.00%, 7/1/44	5,000	4,433

Phoenix Civic Improvement Corp. Water System Junior Lien Revenue Bonds, Series A, Prerefunded,

5.00%, 7/1/24(1)	5,000	5,155

Phoenix Civic Improvement Corporation Junior Lien Airport Revenue Bonds, Series B (AMT),

3.25%, 7/1/49	1,670	1,129

Student & Academic Services LLC Lease Revenue Bonds, Northern Arizona Capital Facilities (BAM Insured),

5.00%, 6/1/44	2,000	2,030

Yavapai County IDA Hospital Facility Revenue Refunding Bonds, Yavapai Regional Medical,

3.13%, 8/1/43	1,000	716

		24,153

Arkansas – 0.2%

Little Rock School District G.O. Limited Refunding Bonds, Series A (AGM Insured State Aid Withholding),

2.00%, 2/1/34	2,610	1,935

2.25%, 2/1/41	1,000	663

		2,598

California – 10.5%

Alameda Corridor Transportation Authority Senior Lien Convertible Revenue Refunding CABS, Series A, (Step to 5.40% on 10/1/37),

0.00%, 10/1/50(5)	1,500	676

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	320	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 98.0% continued

California – 10.5% continued

California Community Choice Financing Authority Clean Energy Project Revenue Bonds, Green Bond, Series B-1,

4.00%, 8/1/31(2) (3) (4)	$15,000	$14,338

California HFA Municipal Certificates Revenue Bonds, Series 2, Class A,

4.00%, 3/20/33	956	910

California HFA Municipal Certificates Revenue Bonds, Series 2021-1, Class A Certificates,

3.50%, 11/20/35	3,424	2,958

California Housing Finance Agency Municipal Social Certificates Revenue Bonds, Class A,

3.25%, 8/20/36	1,728	1,479

California School Finance Authority Educational Facilities Revenue Bonds, Series A,

4.00%, 7/1/55	1,075	809

California State G.O. Unlimited Bonds, Series 2007, Unrefunded Balance,

5.75%, 5/1/30	75	75

California State G.O. Unlimited Various Purpose Refunding Bonds,

5.00%, 4/1/38	5,000	5,093

California State Health Facilities Financing Authority Revenue Refunding Bonds, Cedars Sinai Health System,

4.00%, 8/15/48	6,500	5,735

5.00%, 8/15/51	5,000	5,168

California State Municipal Finance Authority Revenue Bonds, Humangood, California Obligated Group,

3.00%, 10/1/46	1,000	682

California State Municipal Finance Authority Senior Living Revenue Bonds, Mt. San Antonio Gardens Project,

4.00%, 11/15/56	750	553

California State Municipal Finance Authority Student Housing Revenue Bonds, CHF-Davis I, LLC -West Village,

5.00%, 5/15/43	2,000	1,930

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 98.0% continued

California – 10.5% continued

California State Municipal Finance Authority Student Housing Revenue Bonds, Orchard Park Student Housing Project, Green Bonds (BAM Insured),

3.00%, 5/15/54	$1,000	$644

California State Various Purpose G.O. Unlimited Bonds,

5.25%, 10/1/39	5,000	5,246

Carlsbad Unified School District G.O. Unlimited Convertible CABS, Series B, Election,

6.00%, 5/1/34	2,500	2,602

Central Unified School District G.O. Unlimited Bonds, Series B, Election of 2016,

5.00%, 8/1/43	1,000	1,035

Chino Valley Unified School District G.O. Limited Bonds, Series B,

4.00%, 8/1/45	500	449

Coachella Valley Water District Revenue COPS, Series A, Oasis Project,

4.00%, 8/1/46	3,385	3,035

5.00%, 8/1/51	1,100	1,160

Los Angeles Department of Airports Airport Subordinated Revenue Refunding Bonds,

5.00%, 5/15/36	2,745	2,898

5.00%, 5/15/43	5,000	5,196

Los Angeles Department of Airports Revenue Bonds, Subseries B,

4.00%, 5/15/48	5,250	4,699

Los Angeles Department of Airports Revenue Refunding Bonds, Series B (AMT),

5.00%, 5/15/34	3,000	3,079

Los Angeles Department of Airports Subordinate Revenue Refunding Bonds, Los Angeles International Airport (AMT),

3.25%, 5/15/49	1,000	719

Los Angeles Department Of Water & Power System Revenue Bonds,

5.00%, 7/1/46	1,000	1,052

5.00%, 7/1/51	5,000	5,228

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	321	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 98.0% continued

California – 10.5% continued

Los Angeles Department of Water & Power System Revenue Bonds, Series C,

5.00%, 7/1/39	$1,000	$1,057

Los Angeles Department of Water & Power System Revenue Refunding Bonds, Series A,

5.00%, 7/1/31	1,445	1,501

Los Angeles Department of Water & Power System Revenue Refunding Bonds, Series D,

5.00%, 7/1/43	5,000	5,201

Newport Mesa Unified School District G.O. Unlimited Refunding CABS Bonds,

0.00%, 8/1/41(6)	2,000	824

Northern Energy Authority Commodity Supply Revenue Bonds, Series A,

4.00%, 7/1/24(2) (3) (4)	2,500	2,495

Oakland Unified School District Alameda County G.O. Unlimited Refunding Bonds (AGM Insured),

5.00%, 8/1/28	1,000	1,048

Porterville Water COPS, Water System Financing Project (AGM Insured),

4.00%, 8/15/50	1,000	880

Riverside County Transportation Commission Toll Senior Lien Revenue Refunding Bonds, RCTC 91 Express Lanes,

3.00%, 6/1/49	2,750	1,818

San Diego County Regional Airport Authority Subordinate Revenue Refunding Bonds, Series A,

5.00%, 7/1/49	4,135	4,173

San Francisco City & County Airports Commission International Airport Revenue Bonds, Series A (AMT),

5.00%, 5/1/42	1,500	1,491

San Francisco City & County Airports Commission International Airport Revenue Refunding Bonds,

5.00%, 5/1/36	3,300	3,464

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 98.0% continued

California – 10.5% continued

San Francisco City & County Airports Commission International Airport Revenue Refunding Bonds, Second Series A (AMT),

5.00%, 5/1/52	$2,000	$1,996

San Francisco City & County Public Utilities Commission Water Revenue Bonds, Series B, Regional Water,

5.00%, 11/1/50	5,000	5,156

San Jose Unified School District Santa Clara County Taxable G.O. Unlimited Refunding Bonds,

1.22%, 8/1/28	1,000	825

San Juan Unified School District G.O. Unlimited Bonds, Series N, Election of 2012,

4.00%, 8/1/29	2,000	2,042

Santa Monica Community College District Taxable G.O. Unlimited Refunding Bonds,

1.70%, 8/1/30	1,000	803

1.85%, 8/1/31	400	315

Solano County Community College G.O. Unlimited Bonds, Series A, District Election of 2012, (Step to 5.13% on 8/1/23), 0.00%,

8/1/41(5)	3,200	3,309

Vacaville Unified School District G.O. Unlimited Bonds, Series D,

4.00%, 8/1/45	500	453

		116,299

Colorado – 5.9%

Adams County School District No. 1 Taxable G.O. Unlimited Refunding Bonds, Series B (State Aid Withholding),

5.25%, 12/1/40	4,775	5,014

Adams County School District No. 1 Taxable G.O. Unlimited Refunding Bonds, Series B (State Aid Withholding), Prerefunded,

5.25%, 12/1/26(1)	225	242

Arapahoe County School District No. 6 Littleton G.O. Unlimited Bonds, Series A (State Aid Withholding),

5.50%, 12/1/43	5,000	5,416

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	322	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 98.0% continued

Colorado – 5.9% continued

Colorado State COPS,

6.00%, 12/15/39	$6,000	$6,950

Colorado State COPS, Series A,

4.00%, 12/15/37	10,000	9,379

Colorado State Educational & Cultural Facilities Authority Revenue Bonds, Series A, University of Denver Project,

5.00%, 3/1/40	2,500	2,583

Colorado State Health Facilities Authority Hospital Revenue Refunding Bonds, Adventist Health System Sunbelt,

4.00%, 11/15/41	1,000	909

Colorado State Health Facilities Authority Revenue Refunding Bonds, Intermountain Healthcare,

4.00%, 5/15/52	2,000	1,733

Colorado State School of Mines Institutional Enterprise Revenue Bonds, Series B,

5.00%, 12/1/42	3,400	3,522

Colorado State Water Resources & Power Development Authority State Revolving Fund Revenue Bonds, Series A,

5.00%, 9/1/52	6,345	6,756

Denver City & County Airport Revenue Bonds, Series A (AMT),

5.00%, 11/15/37	2,000	2,044

5.00%, 11/15/47	1,500	1,498

4.13%, 11/15/53	1,000	850

Denver City & County Airport System Subordinate Revenue Refunding Bonds (AMT), Series A,

5.00%, 12/1/43	2,000	1,997

Denver City & County Dedicated Tax Revenue CABS, Series A-2,

0.00%, 8/1/37(6)	2,750	1,445

0.00%, 8/1/39(6)	2,805	1,337

Denver City & County Dedicated Tax Revenue Refunding & Improvement Bonds, Series A,

5.00%, 8/1/42	1,500	1,544

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 98.0% continued

Colorado – 5.9% continued

Denver City & County Dedicated TRB, Series A,

4.00%, 8/1/51	$5,000	$4,386

Jefferson County School District No. R-001 G.O. Unlimited Bonds (State Aid Withholding),

5.00%, 12/15/37	5,000	5,300

Windy Gap Firming Project Water Activity Enterprise Revenue Bonds,

5.00%, 7/15/46	2,000	2,096

		65,001

Connecticut – 0.9%

Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series K, Sacred Heart University,

4.00%, 7/1/45	1,500	1,300

Connecticut State Special Tax Obligation Revenue Bonds, Series A, Transportation Infrastructure,

5.00%, 8/1/34	3,000	3,108

Connecticut State Special Tax Obligation Revenue Bonds, Series B,

5.00%, 10/1/31	2,500	2,690

University of Connecticut Revenue Bonds, Series A,

5.25%, 11/15/47	3,000	3,169

		10,267

District of Columbia – 2.9%

District of Columbia G.O. Unlimited Bonds, Series A,

5.00%, 6/1/43	5,000	5,224

District of Columbia G.O. Unlimited Bonds, Series C,

5.00%, 6/1/38	1,000	1,017

District of Columbia Income Tax Secured Revenue Bonds, Series A,

5.00%, 7/1/47	3,000	3,154

District of Columbia Income Tax Secured Revenue Bonds, Series C,

4.00%, 5/1/45	1,500	1,372

District of Columbia Water & Sewer Authority Public Utility Subordinate Revenue Bonds, Series A, Green Bonds,

5.00%, 10/1/45	2,500	2,572

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	323	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 98.0% continued

District Of Columbia – 2.9% continued

Metropolitan Washington Airports Authority Airport System Revenue Refunding Bonds, Series A (AMT),

5.00%, 10/1/27	$2,500	$2,614

Metropolitan Washington Airports Authority Dulles Toll Road Revenue Refunding Bonds, Series A, Dulles Metrorail & Capital Improvement,

5.00%, 10/1/44	2,000	2,074

Metropolitan Washington Airports Authority System Revenue Bonds, Series A (AMT),

5.00%, 10/1/28	5,000	5,000

Metropolitan Washington Airports Authority System Revenue Refunding Bonds, Series A (AMT),

5.00%, 10/1/43	4,000	4,002

Washington Metropolitan Area Transit Authority Gross Revenue Bonds,

5.00%, 7/1/38	1,800	1,868

5.00%, 7/1/43	3,000	3,093

		31,990

Florida – 6.0%

Broward County Airport System Revenue Bonds (AMT),

5.00%, 10/1/42	2,500	2,497

Broward County Airport System Revenue Bonds, Series C, Prerefunded,

5.25%, 10/1/23(1)	5,000	5,103

Central Florida Expressway Authority Senior Lien Revenue Bonds, Series B,

5.00%, 7/1/44	2,500	2,554

Davie Educational Facilities Revenue Refunding Bonds, Nova Southeastern University Project,

5.00%, 4/1/48	2,000	2,028

Florida State Development Finance Corp. Educational Facility Revenue Bonds, Mater Academy Project, Series A,

5.00%, 6/15/50	2,000	1,937

Florida State Turnpike Authority Revenue Bonds, Series C, Department of Transportation,

4.50%, 7/1/43	3,000	2,956

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 98.0% continued

Florida – 6.0% continued

Greater Orlando Aviation Authority Airport Facilities Priority Subordinated Revenue Bonds, Series A (AMT),

5.00%, 10/1/42	$1,965	$1,963

Hillsborough County Aviation Authority Customer Facilities Charge Revenue Bonds, Series A, Tampa International Airport,

5.00%, 10/1/44	2,500	2,507

Hillsborough County IDA Hospital Revenue Bonds, Series A, Tampa General Hospital Project,

3.50%, 8/1/55	1,150	805

Lee County Airport Revenue Bonds, Series B (AMT),

4.00%, 10/1/51	2,500	2,088

Lee County Local Optional Gas TRB,

5.25%, 8/1/49	3,500	3,628

Miami Beach Health Facilities Authority Mt. Sinai Medical Center of Florida Revenue Bonds,

3.00%, 11/15/51	3,500	2,176

Miami-Dade County Aviation Revenue Refunding Bonds,

5.00%, 10/1/41	450	455

Miami-Dade County Aviation Revenue Refunding Bonds (AMT),

5.00%, 10/1/27	2,000	2,032

Miami-Dade County Aviation Revenue Refunding Bonds, Series A (AMT),

5.00%, 10/1/38	5,000	5,000

Miami-Dade County Expressway Authority Toll System Revenue Bonds, Series A,

5.00%, 7/1/39	4,025	4,074

Miami-Dade County Seaport Revenue Refunding Bonds, Subseries A-2 (AGM Insured),

3.00%, 10/1/50	10,500	6,997

Miami-Dade County Water & Sewer System Revenue Bonds, Series A,

4.00%, 10/1/37	2,500	2,421

Orange County HFA Revenue Bonds, Orlando Health Obligated Group,

4.00%, 10/1/52	2,500	2,083

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	324	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 98.0% continued

Florida – 6.0% continued

Pasco County School Board COPS, Series A (BAM Insured),

5.00%, 8/1/43	$3,000	$3,157

South Broward Hospital District Revenue Refunding Bonds, Series A,

4.00%, 5/1/44	3,500	3,107

Tampa Bay Water Regional Water Supply Authority Utility System Revenue Bonds,

5.00%, 10/1/38	5,000	5,064

Tampa Bay Water Regional Water Supply Authority Utility System Revenue Refunding Bonds, Series A,

5.00%, 10/1/36	1,750	1,838

		66,470

Georgia – 2.6%

Gainesville & Hall County Hospital Authority Revenue Anticipation Certificates, Northeast Georgia Health System, Inc. Project,

2.50%, 2/15/51	2,500	1,421

3.00%, 2/15/51	5,000	3,173

Georgia State Ports Authority Revenue Bonds,

2.63%, 7/1/51	1,000	628

Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series A,

4.00%, 9/1/27(2) (3) (4)	10,000	9,880

5.00%, 5/15/43	500	488

5.00%, 5/15/49	1,000	958

Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Subseries C,

4.00%, 12/1/23(2) (3) (4)	1,650	1,653

Municipal Electric Authority of Georgia Revenue Bonds, Plant Vogtle Units 3 & 4 Project,

5.00%, 7/1/52	1,500	1,447

5.50%, 7/1/60	2,500	2,531

Municipal Electric Authority of Georgia Revenue Bonds, Plant Vogtle Units 3 & 4 Project (AGM Insured),

5.00%, 7/1/52	2,500	2,511

Private Colleges & Universities Authority Revenue Refunding Bonds, Series A, Emory University,

4.00%, 10/1/46	2,430	2,189

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 98.0% continued

Georgia – 2.6% continued

Walton Industrial Building Authority Revenue Bonds, Walton County Jail Facility Project,

4.00%, 2/1/52	$2,500	$2,187

		29,066

Hawaii – 0.6%

Hawaii State Airports System Revenue Bonds, Series A (AMT),

5.00%, 7/1/48	4,000	3,983

Honolulu City & County G.O. Unlimited Bonds, Series A,

5.00%, 9/1/43	2,000	2,103

		6,086

Idaho – 0.2%

Idaho State Housing & Finance Association Sales TRB, Transportation Expansion & Mitigation,

5.00%, 8/15/47	2,500	2,609

Illinois – 5.0%

Chicago Midway Airport Second Lien Revenue Refunding Bonds, Series B,

5.25%, 1/1/34	2,500	2,507

Chicago O’Hare International Airport Revenue Refunding Bonds, Series A, Passenger Facilities Charge,

5.00%, 1/1/23	2,000	2,003

Chicago O’Hare International Airport Senior Lien General Revenue Bonds, Series D,

5.00%, 1/1/39	1,015	1,019

Chicago O’Hare International Airport Senior Lien General Revenue Refunding Bonds, Series B,

5.00%, 1/1/41	3,100	3,134

Chicago Transit Authority Sales Tax Receipts Revenue Refunding Bonds, Series A,

5.00%, 12/1/52	3,250	3,179

Cook County Community Consolidated School District No. 34 G.O. Unlimited Bonds, Series A,

2.00%, 12/1/38	2,425	1,606

Cook County Sales Tax Revenue Refunding Bonds,

4.00%, 11/15/38	5,000	4,580

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	325	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 98.0% continued

Illinois – 5.0% continued

Du Page County Revenue Refunding Bonds, Morton Abroretum Project,

3.00%, 5/15/47	$1,500	$1,042

Illinois State Educational Facilities Authority Revenue Bonds, Field Museum of Natural History,

3.90%, 11/1/36	1,740	1,647

Illinois State Finance Authority Academic Facilities Lease Revenue Bonds, University of Illinois at Urbana-Champaign,

5.00%, 10/1/49	1,250	1,298

Illinois State Finance Authority Revenue Refunding Bonds, Edward-Elmhurst Healthcare, Prerefunded,

4.25%, 1/1/28(1)	5,000	5,213

5.00%, 1/1/28(1)	2,500	2,699

Illinois State Finance Authority Revenue Refunding Bonds, Northshore University Health System,

3.25%, 8/15/49	2,500	1,816

Illinois State Finance Authority Revenue Refunding Bonds, OSF Healthcare System,

3.00%, 5/15/50	2,500	1,610

Illinois State Finance Authority Revenue Refunding Bonds, Series A, Lake Forest College,

5.25%, 10/1/52	500	435

Illinois State Finance Authority Revenue Refunding Bonds, Series A, Rush University Medical Center,

5.00%, 11/15/38	1,500	1,511

Illinois State Municipal Electric Agency Power Supply Revenue Refunding Bonds, Series A,

4.00%, 2/1/33	4,750	4,715

Illinois State Toll Highway Authority Senior Revenue Bonds, Series B,

5.00%, 1/1/41	2,000	2,053

Joliet Waterworks & Sewage Senior Lien Revenue BANS,

5.00%, 1/1/24	2,000	2,032

Regional Transportation Authority Revenue Bonds, Series A (AGM Insured),

5.75%, 6/1/34	3,400	3,822

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 98.0% continued

Illinois – 5.0% continued

Schaumburg G.O. Unlimited Refunding Bonds, Series A,

4.00%, 12/1/41	$5,000	$4,694

Will, Grundy, Etc. Counties Community College District No. 525 G.O. Unlimited Refunding Bonds, Alternative Revenue Source, Prerefunded,

5.25%, 12/1/23(1)	2,500	2,560

		55,175

Indiana – 0.4%

Fishers Sewage Works Revenue Bonds (BAM Insured),

3.00%, 7/1/51	1,000	651

Indiana Finance Authority Environmental Facilities Variable Revenue Refunding Bonds (AMT), Indianapolis Power & Light Co. Project,

0.95%, 4/1/26(2) (3) (4)	1,500	1,272

Indiana Finance Authority Environmental Facilities Variable Revenue Refunding Bonds, Indianapolis Power & Light Co. Project,

0.75%, 4/1/26(2) (3) (4)	1,125	944

Indianapolis Local Public Improvement Bond Bank Revenue Bonds, Indianapolis Airport Authority Project,

5.00%, 1/1/44	2,000	2,044

		4,911

Iowa – 0.2%

Pefa Inc., Iowa Gas Project Revenue Bonds,

5.00%, 9/1/26(2) (3) (4)	2,500	2,538

Kansas – 0.3%

Johnson County Unified School District No. 512 Shawnee Mission G.O. Unlimited Refunding Bonds, Series A,

4.00%, 10/1/22	2,000	2,000

Manhattan G.O. Unlimited Temporary Notes, Series 2021-01,

0.20%, 6/15/24	890	821

		2,821

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	326	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 98.0% continued

Kentucky – 2.4%

Carroll County Environmental Facilities Revenue Bonds (AMT), Kentucky Utilities Co. Project,

1.75%, 9/1/26(2) (3) (4)	$1,500	$1,322

Carroll County Environmental Facilities Revenue Refunding Bonds (AMT), Kentucky Utilities Company,

2.13%, 10/1/34	5,200	3,833

Fayette County School District Finance Corp. Revenue Bonds, Series A (State Intercept Program),

4.00%, 5/1/38	5,000	4,710

Kentucky State Public Energy Authority Gas Supply Variable Revenue Bonds, Series C, Gas Supply,

4.00%, 2/1/28(2) (3) (4)	10,000	9,730

Louisville & Jefferson County Metro Government PRC Refunding Bonds, Gas & Electric,

2.00%, 10/1/33	10,000	7,389

		26,984

Louisiana – 2.7%

Lake Charles Harbor & Terminal District Variable Revenue Bonds (AMT), Big Lake Fuels,

1.00%, 12/1/24(2) (3) (4)	5,000	4,670

Louisiana Local Government Environmental Facilities and Community Development Authority Revenue Refunding Bonds, Entergy Louisiana LLC Project,

2.50%, 4/1/36	7,250	5,406

Louisiana Public Facilities Authority Revenue Refunding Bonds, Ochsner Clinic, Unrefunded Balance,

5.00%, 5/15/47	2,000	1,962

Louisiana State G.O. Unlimited Bonds,

4.00%, 5/1/32	2,500	2,543

Louisiana State Gas & Fuels First Lien Revenue Refunding Bonds, Series A, Prerefunded,

4.00%, 5/1/25(1)	5,000	5,092

4.50%, 5/1/25(1)	2,500	2,577

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 98.0% continued

Louisiana – 2.7% continued

Louisiana State Gas & Fuels Tax Second Lien Revenue Refunding Bonds, Series C,

5.00%, 5/1/45	$1,000	$1,041

Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Refunding Bonds, Series A, Woman’s Hospital Foundation Project,

5.00%, 10/1/31	1,010	1,044

Shreveport Water & Sewer Revenue Bonds, Series B (BAM Insured),

5.00%, 12/1/41	5,000	5,146

		29,481

Maine – 0.1%

Maine Health & Higher Educational Facilities Authority Taxable Revenue Refunding Bonds, Series B (AGM Insured State Intercept),

2.09%, 7/1/29	1,000	809

Maryland – 0.7%

Maryland State Department of Transportation Consolidated Transportation Revenue Bonds,

2.50%, 10/1/33	1,850	1,506

Maryland State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Lifebridge Health,

5.00%, 7/1/44	1,100	1,103

Maryland Transportation Authority Revenue Refunding Bonds, Series A,

5.00%, 7/1/51	5,000	5,262

		7,871

Massachusetts – 3.1%

Lincoln School G.O. Unlimited Bonds,

3.50%, 3/1/44	3,810	3,182

Massachusetts State Bay Transportation Authority Sales Tax Revenue Refunding CABS, Series A,

0.00%, 7/1/29(6)	2,500	1,928

Massachusetts State Bay Transportation Authority Sales TRB, Senior Series B,

5.25%, 7/1/33	1,900	2,137

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	327	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 98.0% continued

Massachusetts – 3.1% continued

Massachusetts State College Building Authority, Revenue Bonds, Series B, Green Bonds (State Intercept Program), Prerefunded,

5.00%, 5/1/24(1)	$1,000	$1,028

Massachusetts State Housing Finance Agency Revenue Bonds, Series H,

4.40%, 12/1/46	1,000	909

Massachusetts State Port Authority Revenue Bonds, Series A,

5.00%, 7/1/40	2,725	2,804

Massachusetts State Port Authority Revenue Bonds, Series C (AMT),

5.00%, 7/1/44	2,000	2,012

Massachusetts State School Building Authority Senior Lien Sales TRB, Series A, Prerefunded,

5.00%, 5/15/23(1)	3,015	3,050

Massachusetts State School Building Authority Senior Lien Sales TRB, Series B,

5.00%, 11/15/36	1,500	1,564

5.00%, 11/15/39	2,500	2,593

Massachusetts State School Building Authority Subordinated Sales TRB, Series A,

5.00%, 2/15/44	4,000	4,168

Massachusetts State Transportation Fund Rail Enhancement & Accelerated Revenue Bonds,

5.00%, 6/1/42	5,000	5,172

Massachusetts State Transportation Fund Sustainability Revenue Bonds, Rail Enhancement Program,

5.00%, 6/1/50	2,500	2,622

Massachusetts State Water Resources Authority General Revenue Bonds, Series B,

5.00%, 8/1/43	1,455	1,521

		34,690

Michigan – 1.6%

Detroit City School District G.O. Unlimited Refunding Bonds, Series A (Q-SBLF Insured),

5.00%, 5/1/33	1,000	1,068

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 98.0% continued

Michigan – 1.6% continued

Michigan State Building Authority Facilities Program Revenue Refunding Bonds, Series I,

5.00%, 4/15/38	$2,000	$2,061

Michigan State Finance Authority Revenue Refunding Bonds, Series H-1, Partially Prerefunded,

5.00%, 10/1/39	5,000	5,076

Michigan State HDA SFM Revenue Bonds, Series A, Social Bonds,

4.10%, 6/1/43	1,875	1,624

Michigan State University Revenue Bonds, Series B, Board of Trustees,

5.00%, 2/15/44	2,000	2,073

Walled Lake Consolidated School District G.O. Unlimited Bonds (Q-SBLF Insured),

5.00%, 5/1/50	1,000	1,045

Wayne County Airport Authority Revenue Bonds, Series D,

5.00%, 12/1/45	2,000	2,005

Wayne County Airport Authority Revenue Refunding Bonds, Series G,

5.00%, 12/1/34	2,625	2,691

		17,643

Minnesota – 0.5%

Minneapolis Special School District No. 1 G.O. Unlimited Bonds, Series B, Long-Term Facilities Maintenance (School District Credit Program),

5.00%, 2/1/28	275	294

Minnesota Municipal Gas Agency Commodity Supply Revenue Bonds, Series A,

4.00%, 12/1/27(2) (3) (4)	5,000	4,976

		5,270

Mississippi – 0.1%

Mississippi State Business Finance Corp. Revenue Bonds, System Energy Resources, Inc. Project,

2.38%, 6/1/44	1,000	605

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	328	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 98.0% continued

Missouri – 0.9%

Metropolitan Saint Louis Sewer District Wastewater System Revenue Refunding & Improvement Bonds, Series B,

5.00%, 5/1/33	$1,000	$1,028

5.00%, 5/1/45	3,395	3,488

Metropolitan Saint Louis Sewer District Wastewater System Revenue Refunding & Improvement Bonds, Series B, Prerefunded,

5.00%, 5/1/25(1)	1,605	1,649

Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds, Series A, Saint Louis University,

5.00%, 10/1/38	2,500	2,598

Missouri State Health & Educational Facilities Authority Health Facilities Revenue Refunding Bonds, Series A, St. Luke’s Health System,

5.00%, 11/15/43	1,280	1,285

		10,048

Montana – 0.0%

Montana Board of Housing Single Family Program Revenue Refunding Bonds, Series A (FHA INS HUD VA Insured),

3.90%, 12/1/48	60	52

Nebraska – 1.0%

Douglas County Hospital Authority No. 2 Health Facilities Revenue Bonds, Children’s Hospital Obligated Group,

5.00%, 11/15/36	1,000	1,015

5.00%, 11/15/37	1,000	1,014

Omaha Public Power District Electric Revenue Refunding Bonds, Series A,

4.00%, 2/1/42	5,000	4,734

5.00%, 2/1/42	4,250	4,464

		11,227

Nevada – 0.6%

Clark County Airport System Subordinate Lien Revenue Refunding Bonds Series A-2,

4.25%, 7/1/36	5,000	4,862

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 98.0% continued

Nevada – 0.6% continued

Clark County School District Building G.O. Limited Bonds, Series A,

4.00%, 6/15/36	$2,000	$1,950

		6,812

New Jersey – 0.8%

New Jersey State EDA Revenue Bonds, Transit Transportation Project,

5.00%, 11/1/34	2,000	2,025

New Jersey State EDA Revenue School Facilities Construction Revenue Bonds,

5.00%, 6/15/34	500	507

4.00%, 6/15/44	2,250	1,911

New Jersey State Transportation Trust Fund Authority Revenue Bonds, Transportation Program,

5.25%, 6/15/43	4,500	4,549

		8,992

New Mexico – 0.2%

New Mexico State Mortgage Finance Authority Revenue Bonds, Series C (GNMA/FNMA/FHLMC Insured),

4.00%, 9/1/52	1,000	821

New Mexico State Mortgage Finance Authority Revenue Bonds, Series D, Class I (GNMA/FNMA/FHLMC Insured),

4.30%, 9/1/52	1,000	861

		1,682

New York – 23.9%

Colonie G.O. Unlimited BANS,

2.00%, 3/10/23	5,000	4,977

New York City Housing Development Corp. MFH Revenue Bonds, Sustainable Neighborhood Bonds,

3.00%, 11/1/39	1,750	1,362

New York City Housing Development Corp. MFH Revenue Refunding Bonds, Sustainable Neighborhood Bonds,

3.00%, 11/1/44	1,610	1,176

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	329	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 98.0% continued

New York – 23.9% continued

New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Second General Resolution,

5.00%, 6/15/50	$1,500	$1,551

New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Second General Resolution, Fiscal 2014,

5.00%, 6/15/46	2,000	2,010

New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Series AA-1,

5.00%, 6/15/48	5,000	5,189

New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Series BB, Second Generation, Fiscal 2013,

5.00%, 6/15/47	2,500	2,507

New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Series CC-1,

5.00%, 6/15/52	7,500	7,777

New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Second General Resolution,

5.00%, 6/15/40	5,000	5,196

New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series EE,

5.25%, 6/15/36	2,000	2,116

5.00%, 6/15/39	1,800	1,866

New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series GG,

5.00%, 6/15/39	2,000	2,056

New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Sub-Series EE,

5.00%, 6/15/45	5,000	5,210

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 98.0% continued

New York – 23.9% continued

New York City Municipal Water Finance Authority Water & Sewer System Subordinate Revenue Refunding Bonds, Subseries FF-2,

5.00%, 6/15/40	$3,500	$3,644

New York City Transitional Finance Authority Building Aid Fiscal 2015 Revenue Bonds, Series S (State Aid Withholding),

5.00%, 7/15/36	1,500	1,543

New York City Transitional Finance Authority Building Aid Revenue Bonds, Series S-3 (State Aid Withholding),

5.00%, 7/15/43	3,000	3,106

New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds,

5.00%, 8/1/40	250	258

New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds, Fiscal 2017,

5.00%, 2/1/40	7,485	7,666

5.00%, 2/1/43	8,310	8,461

New York City Transitional Finance Authority Future Tax Subordinate Revenue Bonds,

3.00%, 5/1/48	4,750	3,371

New York City Transitional Finance Authority Future Tax Subordinate Revenue Bonds, Series C Subseries C-1,

4.00%, 5/1/46	2,500	2,251

New York City Transitional Finance Authority Subordinate Revenue Bonds, Series A-3,

4.00%, 5/1/43	2,000	1,831

3.00%, 5/1/45	5,000	3,648

New York City Transitional Finance Authority Subordinate Revenue Bonds, Series B-1,

2.50%, 8/1/48	2,500	1,483

3.00%, 8/1/48	2,000	1,417

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	330	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 98.0% continued

New York – 23.9% continued

New York City Transitional Finance Authority Subordinate Revenue Bonds, Series C-3,

5.00%, 5/1/41	$5,000	$5,146

New York City Transitional Finance Authority Subordinate Revenue Bonds, Series E-1,

4.00%, 2/1/46	2,000	1,802

New York City Transitional Finance Authority Subordinate Revenue Bonds, Subseries B-1,

5.00%, 11/1/34	500	515

New York G.O. Unlimited Bonds, Series A-1,

5.00%, 8/1/47	8,500	8,814

4.00%, 8/1/50	5,000	4,367

New York G.O. Unlimited Bonds, Series F-1, Unrefunded Balance,

5.00%, 3/1/37	80	80

New York G.O. Unlimited Bonds, Series I, Subseries 1-I,

5.00%, 3/1/28	1,510	1,542

New York G.O. Unlimited Bonds, Subseries A-1,

4.75%, 8/1/38	3,500	3,535

New York G.O. Unlimited Refunding Bonds, Series F-1, Prerefunded,

5.00%, 3/1/23(1)	4,920	4,958

New York State Dormitory Authority Non State Supported Debt Revenue Bonds, School Districts Financing Program (AGM Insured), Prerefunded,

5.00%, 10/1/28(1)	5	5

New York State Dormitory Authority Non State Supported Debt Revenue Bonds, School Districts Financing Program, Unrefunded Balance (AGC State Aid Withholding),

5.25%, 10/1/23	165	165

New York State Dormitory Authority Non State Supported Debt Revenue Bonds, School Districts Financing Program, Unrefunded Balance (AGM Insured),

5.00%, 10/1/33	995	1,077

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 98.0% continued

New York – 23.9% continued

New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series A,

5.00%, 7/1/36	$2,500	$2,662

New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series A-2, Columbia University,

5.00%, 10/1/46	500	547

New York State Dormitory Authority Non State Supported Debt Revenue Refunding Bonds, Series A, New York University,

4.00%, 7/1/46	3,000	2,638

New York State Dormitory Authority Non State Supported Debt Revenue Refunding Bonds, Series B, Columbia University,

5.00%, 10/1/38	4,500	4,805

New York State Dormitory Authority Personal Income Tax Revenue Refunding Bonds, Series A,

4.00%, 3/15/49	5,000	4,399

3.50%, 3/15/52	2,500	1,888

New York State Dormitory Authority Personal Income Tax Revenue Refunding Bonds, Series B,

5.00%, 2/15/37	2,530	2,632

New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds, Series A,

5.00%, 3/15/33	2,000	2,088

5.25%, 3/15/38	5,000	5,296

5.25%, 3/15/39	2,500	2,642

4.00%, 3/15/47	10,000	8,873

5.00%, 3/15/49	5,000	5,143

New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds, Series A, Group 5,

4.00%, 3/15/47	5,000	4,436

New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds, Series D,

4.00%, 2/15/47	2,000	1,775

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	331	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 98.0% continued

New York – 23.9% continued

New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds, Series E,

3.25%, 3/15/36	$2,035	$1,734

New York State Dormitory Authority State Personal Income TRB, Series A, Unrefunded Balance,

5.00%, 2/15/43	2,000	2,042

New York State Environmental Facilities Corp. Clean & Drinking Water Revenue Bonds, Municipal Water Revolving Funds,

5.00%, 6/15/42	4,000	4,185

New York State Environmental Facilities Corp. Clean & Drinking Water Revolving Funds Pooled Financing Program Revenue Bonds, Series B, Escrowed to Maturity,

5.50%, 4/15/35	5,000	5,784

New York State Environmental Facilities Corp. Revenue Bonds, Series C, Green Bonds,

5.00%, 8/15/37	1,200	1,269

New York State Environmental Facilities Corp. State Clean Water & Drinking Water Subordinate Revenue Refunding Bonds, New York City Municipal Water Finance Authority,

4.00%, 6/15/47	5,000	4,537

New York State Environmental Facilities Corp. State Clean Water & Drinking Water Subordinated Revenue Refunding SRF Bonds,

4.00%, 6/15/46	5,000	4,554

New York State Housing Finance Agency Affordable Housing Revenue Bonds, Series E (SonyMA/FNMA Insured),

4.15%, 11/1/47	1,000	893

New York State Liberty Development Corp. Liberty Revenue Refunding Bonds, Series 1,

2.25%, 2/15/41	7,055	4,592

2.75%, 2/15/44	5,000	3,408

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 98.0% continued

New York – 23.9% continued

New York State Mortgage Agency Homeowner Revenue Bonds, Series 242, Social Bonds (SonyMA Insured),

3.25%, 10/1/47	$5,000	$3,732

New York State Mortgage Agency Homeowner Revenue Refunding Bonds, Series 233, Social Bonds,

2.05%, 4/1/33	1,555	1,223

New York State Power Authority Revenue Refunding Bonds, Series A,

4.00%, 11/15/45	3,000	2,695

New York State Power Authority Revenue Refunding Bonds, Series A, Green Bonds,

4.00%, 11/15/50	2,500	2,198

New York State Thruway Authority Personal Income Tax Revenue Refunding Bonds, Series A, Bidding Group 5,

4.00%, 3/15/51	5,000	4,366

New York State Thruway Authority Revenue Bonds, Series J,

5.00%, 1/1/27	50	51

New York State Transportation Development Corp. Special Facilities Revenue Refunding Bonds, Terminal 4 John F. Kennedy International Airport,

5.00%, 12/1/31	550	566

New York State Urban Development Corp. Personal Income TRB, Series A-1,

5.00%, 3/15/43	3,000	3,018

New York State Urban Development Corp. Revenue Refunding Bonds, Series E, Group 3,

4.00%, 3/15/46	10,500	9,374

New York State Urban Development Corp. Revenue Refunding Bonds, State Personal Income Tax,

5.00%, 3/15/47	5,500	5,646

New York State Urban Development Corp. Taxable General Personal Income TRB,

3.90%, 3/15/33	5,000	4,526

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	332	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 98.0% continued

New York – 23.9% continued

Port Authority of New York & New Jersey Consolidated Revenue Bonds, Series 217,

5.00%, 11/1/44	$2,000	$2,070

Port Authority of New York & New Jersey Consolidated Revenue Refunding Bonds, Series 186 (AMT),

5.00%, 10/15/44	3,000	3,017

Port Authority of New York & New Jersey Revenue Refunding Bonds, Series 207 (AMT),

5.00%, 9/15/28	1,000	1,046

Port Authority of New York & New Jersey Revenue Refunding Bonds, Series 277 (AMT),

2.00%, 10/1/31	4,000	3,181

2.00%, 10/1/32	2,000	1,542

Sales Tax Asset Receivable Corp. Revenue Refunding Bonds, Series A, Fiscal 2015, Prerefunded,

5.00%, 10/15/24(1)	500	517

Triborough Bridge & Tunnel Authority Payroll Mobility Tax Revenue Refunding Bonds, MTA Bridges & Tunnels,

5.00%, 5/15/52	1,500	1,561

Triborough Bridge & Tunnel Authority Payroll Mobility Tax Revenue Refunding Bonds, Series A-1,

5.00%, 5/15/51	750	768

Triborough Bridge & Tunnel Authority Payroll Mobility Tax Senior Lien Revenue Bonds, Series C-3,

2.50%, 5/15/51	6,250	3,715

Triborough Bridge & Tunnel Authority Sales TRB, MTA Bridges & Tunnels, TBTA Capital,

5.25%, 5/15/62	3,000	3,150

Utility Debt Securitization Authority Restructuring Revenue Refunding Bonds,

5.00%, 12/15/37	2,500	2,572

Utility Debt Securitization Authority Revenue Bonds, Restructuring Bonds,

5.00%, 12/15/39	2,500	2,652

5.00%, 12/15/40	1,000	1,058

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 98.0% continued

New York – 23.9% continued

Utility Debt Securitization Authority Revenue Bonds, Restructuring Bonds, Series TE,

5.00%, 12/15/41	$3,500	$3,559

Westchester County G.O. Limited Bonds, Series A,

4.00%, 12/1/29	625	641

		264,944

North Carolina – 0.4%

Charlotte Refunding COPS, Convention Facility Project,

4.00%, 6/1/49	3,000	2,662

North Carolina Capital Facilities Finance Agency Educational Revenue Bonds, Wake Forest University,

5.00%, 1/1/48	1,000	1,038

North Carolina State Housing Finance Agency Home Ownership Revenue Bonds, Series 44,

3.00%, 7/1/46	940	677

North Carolina State Turnpike Authority Senior Lien Revenue Bonds, Triangle Expressway (AGM Insured),

5.00%, 1/1/49	500	513

		4,890

North Dakota – 0.1%

Grand Forks Health Care System Revenue Refunding Bonds, Altru Health System (AGM Insured),

3.00%, 12/1/46	1,500	1,070

Ohio – 0.3%

Akron Income Tax Revenue Refunding Bonds,

4.00%, 12/1/33	1,325	1,340

Northeast Ohio Medical University General Receipts Revenue Refunding Bonds, Series A,

4.00%, 12/1/45	225	188

Ohio State Hospital Facility Revenue Refunding Bonds, Cleveland Clinic Health System,

4.00%, 1/1/36	1,000	949

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	333	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 98.0% continued

Ohio – 0.3% continued

Washington Local School District Lucas County G.O. Unlimited Bonds, Series A (School District Credit Program),

3.13%, 12/1/51	$2,000	$1,362

		3,839

Oregon – 2.2%

Clackamas County School District No. 12 North Clackamas G.O. Unlimited CABS, Series A, (School Board Guaranty Program),

0.00%, 6/15/38(6)	7,500	3,586

Clackamas County School District No. 62C Oregon City G.O. Unlimited CABS, Series A (School Board Guaranty Program),

0.00%, 6/15/37(6)	1,000	487

Marion and Polk Counties School District No. 24J Salem-Keizer G.O. Unlimited Convertible CABS, Series B (School Board Guaranty Program),

5.00%, 6/15/34	3,000	3,255

Medford Hospital Facilities Authority Revenue Refunding Bonds, Series A, Asante Project (AGM Insured),

4.00%, 8/15/45	1,000	878

Oregon State Health & Science University Revenue Refunding Bonds, Series A,

4.00%, 7/1/44	1,000	903

Oregon State Health & Science University Revenue Refunding Bonds, Series A, Green Bonds,

3.00%, 7/1/51	5,500	3,844

Oregon State Health & Science University Revenue Refunding Bonds, Series B,

5.00%, 7/1/38	2,035	2,101

Port of Portland International Airport Revenue Bonds,

5.00%, 7/1/49	2,010	2,042

Salem Hospital Facility Authority Revenue Refunding Bonds, Multi Model Salem Health Projects,

5.00%, 5/15/44	3,500	3,445

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 98.0% continued

Oregon – 2.2% continued

Union County Hospital Facility Authority Revenue Bonds, Grand Ronde Hospital Project,

5.00%, 7/1/52	$750	$685

Washington County School District No. 48J Beaverton G.O. Unlimited CABS, Series A (School Board Guaranty Program),

0.00%, 6/15/48(6)	5,000	1,314

Washington Multnomah & Yamhill Counties Hillsboro School District No. 1J G.O. Unlimited Bonds (School Board Guaranty Program),

5.00%, 6/15/35	2,000	2,093

		24,633

Pennsylvania – 2.9%

Commonwealth Financing Authority Tobacco Master Settlement Payment Revenue Bonds (AGM Insured),

4.00%, 6/1/39	5,000	4,656

Delaware County Regional Water Quality Control Authority Sewer Revenue Bonds,

5.00%, 5/1/32	820	846

5.00%, 5/1/35	865	890

Franklin County G.O. Unlimited Refunding Bonds,

4.00%, 11/1/33	1,075	1,082

Pennsylvania State G.O. Unlimited Bonds,

5.00%, 10/1/38	3,000	3,215

Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, University of Pennsylvania Health System,

5.00%, 8/15/49	5,000	5,052

Pennsylvania State Turnpike Commission Oil Franchise Tax Subordinate Revenue Bonds, Series B,

5.00%, 12/1/43	2,500	2,538

Pennsylvania State Turnpike Commission Revenue Bonds, Series A-2,

5.00%, 12/1/48	2,000	2,032

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	334	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 98.0% continued

Pennsylvania – 2.9% continued

Pennsylvania State Turnpike Commission Revenue Refunding Bonds, Series C,

5.00%, 12/1/46	$5,000	$5,120

Pennsylvania State Turnpike Commission Turnpike Revenue Bonds, Series B,

5.00%, 12/1/40	1,525	1,547

Pennsylvania State University Revenue Bonds, Series A,

5.00%, 9/1/45	2,000	2,072

Pennsylvania Turnpike Commission Turnpike Revenue Refunding Bonds, Series B,

5.00%, 12/1/46	1,700	1,739

Springfield School District Delaware County G.O. Unlimited Bonds (State Aid Withholding),

4.00%, 3/1/43	1,500	1,334

		32,123

Rhode Island – 0.4%

Rhode Island Turnpike & Bridge Authority Motor Fuel TRB, Series A,

4.00%, 10/1/44	5,265	4,643

South Carolina – 1.6%

Charleston Waterworks & Sewer Revenue Bonds,

5.00%, 1/1/52	4,000	4,302

Patriots Energy Group Financing Agency South Carolina Gas Supply Revenue Bonds, Series A,

4.00%, 2/1/24(2) (3) (4)	2,000	2,004

Patriots Energy Group Gas System Revenue Refunding Bonds, Series A,

4.00%, 6/1/51	2,500	2,095

Piedmont Municipal Power Agency Electric Revenue Bonds, Series 2004 (BHAC-CR MBIA Insured),

5.38%, 1/1/25	5,680	5,919

University of South Carolina Athletic Facilities Revenue Refunding Bonds, Series A,

5.00%, 5/1/52	1,000	1,037

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 98.0% continued

South Carolina – 1.6% continued

University of South Carolina Higher Education Revenue Bonds, Series A, Campus Village Project,

5.00%, 5/1/46	$2,000	$2,076

		17,433

Tennessee – 0.8%

Metropolitan Government Nashville & Davidson County Health & Educational Facility Board Revenue Refunding Bonds, Belmont University,

4.00%, 5/1/51	3,500	2,812

Metropolitan Government Nashville & Davidson County Health & Educational Facility Board Revenue Refunding Bonds, Lipscomb University Project,

5.25%, 10/1/58	1,500	1,450

Tennergy Corp. Gas Revenue Bonds, Series A,

4.00%, 9/1/28(2) (3) (4)	5,000	4,845

Tennessee Housing Development Agency Residential Financing Program Revenue Bonds, Series 1B,

3.38%, 7/1/38	50	49

Tennessee Housing Development Agency Residential Financing Program Revenue Bonds, Series 2B,

3.95%, 1/1/38	75	73

		9,229

Texas – 3.7%

Austin Electric Utility System Revenue Refunding Bonds, Series A,

5.00%, 11/15/28	500	526

Clifton Higher Education Finance Corporation Revenue Bonds, Series A, Idea Public Schools,

4.00%, 8/15/51	1,200	987

Clifton Higher Education Finance Corporation Revenue Bonds, Series T, Idea Public Schools (PSF, Gtd.),

4.00%, 8/15/50	1,000	884

Dallas Area Rapid Transit Sales Tax Revenue Refunding Bonds, Series A, Prerefunded,

5.00%, 12/1/25(1)	3,425	3,601

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	335	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 98.0% continued

Texas – 3.7% continued

Forney Independent School District G.O. Unlimited Bonds (PSF, Gtd.),

3.00%, 2/15/45	$2,500	$1,787

Harris County Cultural Education Facilities Finance Corp. Variable Revenue Bonds, Series A, Texas Medical Center,

0.90%, 5/15/25(2) (3) (4)	2,500	2,266

Lone Oak Independent School District G.O. Unlimited Bonds (PSF, Gtd.),

3.00%, 2/15/52	1,500	994

Lower Colorado River Authority Revenue Refunding Bonds,

5.00%, 5/15/39	2,500	2,512

Lower Colorado River Authority Transmission Contract Revenue Refunding Bonds, LCRA Transmission Services,

5.00%, 5/15/46	2,500	2,552

North Texas Tollway Authority Revenue Refunding Bonds,

4.25%, 1/1/49	1,500	1,331

Port Houston Authority Revenue Bonds,

5.00%, 10/1/51	2,500	2,607

Rockwall Independent School District G.O. Unlimited Bonds, Series A (PSF, Gtd.),

5.00%, 2/15/52	2,445	2,567

San Antonio Education Facilities Corp. Revenue Refunding Bonds, University of the Incarnated Word,

4.00%, 4/1/51	2,510	1,920

Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds, Series A, Christus Health,

4.00%, 7/1/53	2,000	1,670

Texas State Department of Housing & Community Affairs Revenue Bonds, Series A (GNMA Insured),

3.38%, 9/1/39	2,400	2,136

Texas State Water Development Board TRB, Series B,

3.03%, 10/15/39	750	590

University of Houston Revenue Refunding Bonds, Series A,

5.00%, 2/15/52	7,220	7,502

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 98.0% continued

Texas – 3.7% continued

University of Texas Permanent University Fund Revenue Bonds, Series B,

4.00%, 7/1/41	$5,000	$4,669

		41,101

Utah – 0.9%

Davis County School District G.O. Unlimited Bonds, Utah School Bond Guaranty Program (School Board Guaranty Program),

3.00%, 6/1/30	3,330	3,203

Park City Sales TRB,

4.00%, 12/15/31	2,200	2,263

Salt Lake City Airport Revenue Bonds, Series A (AMT),

5.00%, 7/1/42	3,000	2,996

Salt Lake City Public Utilities Revenue Bonds,

4.38%, 2/1/52	1,000	950

		9,412

Virginia – 1.4%

Arlington County IDA Revenue Refunding Bonds, Virginia Hospital Center,

4.00%, 7/1/45	2,000	1,733

Fairfax County Sewer Revenue Bonds, Series A,

5.00%, 7/15/46	2,415	2,593

Lynchburg EDA Hospital Revenue Refunding Bonds, Centra Health Obligated Group,

4.00%, 1/1/47	750	627

3.00%, 1/1/51	750	503

Norfolk G.O. Unlimited Refunding Bonds, Series A (State Aid Withholding), Prerefunded,

5.00%, 10/1/22(1)	500	500

Rockingham County EDA Facilities Revenue Refunding Bonds, Sentara RMH Medical Center,

3.00%, 11/1/46	2,000	1,423

Virginia State College Building Authority Educational Facilities Revenue Bonds, 21st Century College & Equipment, Prerefunded,

4.50%, 2/1/23(1)	5,000	5,024

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	336	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 98.0% continued

Virginia – 1.4% continued

Virginia State Small Business Financing Authority Revenue Refunding Bonds, National Senior Campuses,

3.38%, 1/1/51	$3,000	$2,103

Virginia State Small Business Financing Authority Senior Lien Revenue Bonds (AMT), Elizabeth River,

3.00%, 1/1/41	1,000	722

		15,228

Washington – 3.6%

Central Puget Sound Regional Transit Authority Sales & Use Tax Revenue Refunding & Improvement Bonds, Series S-1, Green Bonds, Prerefunded,

5.00%, 11/1/25(1)	5,000	5,265

Snohomish County Public Utility District No. 1 Electric System Revenue Bonds,

5.00%, 12/1/40	560	578

Snohomish County Public Utility District No. 1 Electric System Revenue Bonds, Series A,

5.00%, 12/1/47	5,000	5,329

Washington State G.O. Unlimited Bonds, Series A, Bid Group 3,

5.00%, 8/1/44	2,500	2,660

Washington State G.O. Unlimited Bonds, Series B,

5.00%, 2/1/37	5,000	5,141

Washington State G.O. Unlimited Bonds, Series C,

5.00%, 2/1/32	2,230	2,394

Washington State G.O. Unlimited Bonds, Series C, Bidding Group 3,

5.00%, 2/1/45	2,000	2,122

Washington State Health Care Facilities Authority Revenue Refunding Bonds, Providence Health & Services,

5.00%, 10/1/38	5,000	5,028

Washington State Health Care Facilities Authority Variable Revenue Refunding Bonds, Providence St. Joseph Health,

4.00%, 10/1/30(2) (3) (4)	5,000	4,957

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 98.0% continued

Washington – 3.6% continued

Washington State Housing Finance Commission Social Certificate Revenue Bonds, Series A-1,

3.50%, 12/20/35	$981	$832

Washington State Motor Fuel Tax G.O. Unlimited Bonds, Series E,

5.00%, 2/1/38	2,000	2,031

Washington State University Revenue Refunding Bonds,

5.00%, 4/1/40	1,320	1,347

Washington State Various Purpose G.O. Unlimited Bonds, Series A,

5.00%, 8/1/39	1,500	1,582

		39,266

West Virginia – 0.6%

Marshall University Revenue Refunding Bonds, Series A (AGM Insured),

4.00%, 5/1/50	5,000	4,415

West Virginia State Parkways Authority Turnpike Toll Senior Lien Revenue Bonds,

5.00%, 6/1/47	1,800	1,872

		6,287

Wisconsin – 1.8%

Milwaukee Corp. G.O. Unlimited Purpose Bonds, Series B4 (BAM Insured),

3.00%, 4/1/33	2,000	1,753

PFA Healthcare Facilities Revenue Bonds, Appalachian Regional Healthcare System Obligated,

4.00%, 7/1/46	750	599

PFA Hospital Revenue Refunding Bonds, Renown Regional Medical Center Project,

3.00%, 6/1/45	2,500	1,705

PFA Hospital Taxable Revenue Bonds, Series 2021A, UNC Health Southeastern,

2.35%, 2/1/29	1,140	925

PFA Revenue Bonds, Texas Biomedical Research Institute,

3.00%, 6/1/48	2,000	1,204

University Hospitals & Clinics Authority Revenue Refunding Bonds, Series A,

4.25%, 4/1/48	2,775	2,516

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	337	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 98.0% continued

Wisconsin – 1.8% continued

Wisconsin State G.O. Unlimited Bonds, Series A,

5.00%, 5/1/40	$3,000	$3,105

Wisconsin State G.O. Unlimited Refunding Bonds, Series 1,

5.00%, 5/1/24	3,250	3,317

Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Marquette University,

5.00%, 10/1/35	1,025	1,050

Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Milwaukee Regional Medical Center,

4.13%, 4/1/46	1,500	1,330

Wisconsin State Housing & EDA Revenue Bonds, Series A,

4.45%, 5/1/57	2,305	2,031

		19,535

Total Municipal Bonds

(Cost $1,246,367)		1,084,757

	NUMBER OF SHARES	VALUE (000S)

INVESTMENT COMPANIES – 0.6%

Northern Institutional Funds - U.S. Government Portfolio (Shares), 2.31%(7) (8)	7,188,659	$7,189

Total Investment Companies

(Cost $7,189)		7,189

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

SHORT-TERM INVESTMENTS – 1.0%

Orange County HFA Multifamily Variable Revenue Bonds, Jernigan Gardens Project (HUD Sector 8 Program),

0.35%, 10/1/22(2) (3) (4)	$5,000	$5,000

San Diego Unified School District TRANS, Series A,

4.00%, 6/30/23	6,000	6,041

Total Short-Term Investments

(Cost $11,088)		11,041

Total Investments – 99.6%

(Cost $1,264,644)		1,102,987

Other Assets less Liabilities – 0.4%		4,072

NET ASSETS – 100.0%		$1,107,059

(1)	Maturity date represents the prerefunded date.

(2)	Maturity date represents the puttable date.

(3)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.

(4)	Variable or floating rate security. Rate as of September 30, 2022 is disclosed.

(5)	Step coupon bond. Rate as of September 30, 2022 is disclosed.

(6)	Zero coupon bond.

(7)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.

(8)	7-day current yield as of September 30, 2022 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGC - Assured Guaranty Corporation

AGM - Assured Guaranty Municipal Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

BANS - Bond Anticipation Notes

BHAC - Berkshire Hathaway Assurance Corporation

CABS - Capital Appreciation Bonds

CHF - Collegiate Housing Foundation

COPS - Certificates of Participation

CR - Custody Receipt

EDA - Economic Development Authority

FHA - Federal Housing Administration

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	338	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

G.O. - General Obligation

GNMA - Government National Mortgage Association

Gtd. - Guaranteed

HDA - Housing Develoment Authority

HFA - Housing Finance Authority

HUD - Housing and Urban Development

IDA - Industrial Development Authority

INS - Insured

LCRA - Lower Colorado River Authority

MBIA - Municipal Bonds Insurance Association

MFH - Multi-Family Housing

PFA - Public Finance Authority

PSF - Permanent School Fund

Q-SBLF - Qualified School Bond Loan Fund

SFM - Single Family Mortgage

SonyMA - State of New York Mortgage Agency

SRF - Special Revenue Fund

TRANS - Tax and Revenue Anticipation Notes

TRB - Tax Revenue Bonds

VA - Veterans Affairs

Percentages shown are based on Net Assets.

At September 30, 2022, the security types for the Fund were:

SECURITY TYPE(1)	% OF NET ASSETS

Municipal Bonds	98.0%

Investment Companies	0.6%

Short-Term Investments	1.0%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2022:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

Municipal Bonds(1)	$—	$1,084,757	$—	$1,084,757

Investment Companies	7,189	—	—	7,189

Short-Term Investments	—	11,041	—	11,041

Total Investments	$7,189	$1,095,798	$—	$1,102,987

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	339	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

ASSET-BACKED SECURITIES – 6.4%

Automobile – 1.0%

AmeriCredit Automobile Receivables Trust, Series 2021-2, Class A2

0.26%, 11/18/24	$2,929	$2,918

Chesapeake Funding II LLC, Series 2019-1A, Class A1

2.94%, 4/15/31(1)	133	133

Ford Credit Auto Lease Trust, Series 2022-A, Class A2A

2.78%, 10/15/24	4,688	4,646

Hyundai Auto Receivables Trust, Series 2022-A, Class A2A

1.81%, 2/18/25(1)	4,703	4,642

Santander Drive Auto Receivables Trust, Series 2022-1, Class A2

1.36%, 12/16/24	3,854	3,838

Santander Drive Auto Receivables Trust, Series 2022-2, Class A2

2.12%, 10/15/26	3,149	3,138

Santander Retail Auto Lease Trust, Series 2021-B, Class A2

0.31%, 1/22/24(1)	4,108	4,082

Tesla Auto Lease Trust, Series 2021-A, Class A2

0.36%, 3/20/25(1)	6,166	6,084

World Omni Auto Receivables Trust, Series 2021-D, Class A3

0.81%, 10/15/26	600	568

		30,049

Credit Card – 4.8%

American Express Credit Account Master Trust, Series 2022-1, Class A

2.21%, 3/15/27	13,900	13,115

American Express Credit Account Master Trust, Series 2022-2, Class A

3.39%, 5/15/27	16,050	15,559

BA Credit Card Trust, Series 2021-A1, Class A

0.44%, 9/15/26	4,500	4,228

Capital One Multi-Asset Execution Trust, Series 2021-A1, Class A1

0.55%, 7/15/26	34,140	31,778

Discover Card Execution Note Trust, Series 2019-A3, Class A

1.89%, 10/15/24	15,000	14,992

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

ASSET-BACKED SECURITIES - 6.4% continued

Credit Card – 4.8% continued

Discover Card Execution Note Trust, Series 2021-A1, Class A1

0.58%, 9/15/26	$14,400	$13,325

Golden Credit Card Trust, Series 2022-2A, Class A

(Floating, U.S. SOFR + 0.25%), 2.89%, 1/15/26(1) (2)	22,600	22,478

Synchrony Credit Card Master Note Trust, Series 2017-2, Class A

2.62%, 10/15/25	9,936	9,934

Trillium Credit Card Trust II, Series 2021-2A, Class A

(Floating, U.S. 30 Day Average SOFR + 0.22%), 2.50%,
10/26/26(1) (2)	25,000	24,902

		150,311

Other – 0.6%

Verizon Master Trust, Series 2021-1, Class A

0.50%, 5/20/27	20,640	19,245

Total Asset-Backed Securities

(Cost $206,493)		199,605

CERTIFICATES OF DEPOSIT – 0.8%

Banking – 0.8%

Barclays Bank PLC	25,000,000	25,001

Total Certificates Of Deposit

(Cost $25,000)		25,001

COMMERCIAL PAPER – 1.2%

Banking – 0.5%

MUFG Bank Ltd.,

3.21%, 1/23/23	1,000	988

Swedbank AB,

3.71%, 1/25/23	15,000	14,820

		15,808

Entertainment Content – 0.7%

Walt Disney (The) Co.,

4.15%, 2/17/23(1)	20,000	19,686

Total Commercial Paper

(Cost $35,490)		35,494

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	340	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS – 42.5%

Aerospace & Defense – 0.4%

Boeing (The) Co.,

1.17%, 2/4/23	$4,400	$4,346

1.95%, 2/1/24	7,958	7,635

		11,981

Asset Management – 1.0%

Ares Capital Corp.,

3.50%, 2/10/23	500	498

Charles Schwab (The) Corp.,

0.75%, 3/18/24	1,680	1,588

(Floating, U.S. SOFR Compounded Index + 1.05%), 3.88%, 3/3/27 (2)	20,000	19,853

FS KKR Capital Corp.,

1.65%, 10/12/24	9,830	8,978

		30,917

Automotive – 2.6%

American Honda Finance Corp.,

0.88%, 7/7/23	12,590	12,236

(Floating, ICE LIBOR USD 3M + 0.28%), 2.70%, 1/12/24 (2)	6,000	5,984

Aptiv PLC/Aptiv Corp.,

2.40%, 2/18/25	4,830	4,507

General Motors Financial Co., Inc.,

3.70%, 5/9/23	620	615

1.70%, 8/18/23	3,160	3,066

(Floating, U.S. SOFR + 0.76%), 3.63%, 3/8/24 (2)	7,400	7,297

1.20%, 10/15/24	1,000	918

(Floating, U.S. SOFR + 0.62%), 2.94%, 10/15/24 (2)	250	243

3.50%, 11/7/24	4,000	3,832

Hyundai Capital America,

2.38%, 2/10/23 (1)	4,565	4,525

1.25%, 9/18/23 (1)	18,180	17,484

0.80%, 1/8/24 (1)	7,400	6,962

0.88%, 6/14/24 (1)	9,900	9,145

Nissan Motor Acceptance Co. LLC,

1.13%, 9/16/24 (1)	4,200	3,817

Toyota Motor Credit Corp.,

2.90%, 3/30/23	1,000	992

		81,623

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 42.5% continued

Banking – 6.7%

Bank of America Corp.,

(Floating, ICE LIBOR USD 3M + 0.79%), 3.95%, 3/5/24 (2)	$9,140	$9,123

(Floating, Bloomberg Short-Term Bank Yield Index 3M + 0.43%), 3.34%, 5/28/24 (2)	40,000	39,202

(Floating, U.S. SOFR + 0.73%), 3.24%, 10/24/24 (2)	8,652	8,579

Citigroup, Inc.,

(Floating, ICE LIBOR USD 3M + 1.10%), 4.04%, 5/17/24 (2)	110	110

(Floating, U.S. SOFR + 0.67%), 3.26%, 5/1/25 (2)	3,418	3,359

(Floating, U.S. SOFR + 0.69%), 3.15%, 1/25/26 (2)	12,100	11,795

(Floating, U.S. SOFR + 1.28%), 4.05%, 2/24/28 (2)	21,000	20,170

JPMorgan Chase & Co.,

(Floating, ICE LIBOR USD 3M + 0.89%), 3.67%, 7/23/24 (2)	23,453	23,456

(Floating, ICE LIBOR USD 3M + 0.85%), 3.28%, 1/10/25 (2)	1,305	1,301

(Variable, U.S. SOFR + 0.49%), 0.77%, 8/9/25 (3)	9,000	8,251

(Floating, U.S. SOFR + 0.77%), 3.74%, 9/22/27 (2)	15,100	14,338

(Floating, U.S. SOFR + 1.18%), 3.93%, 2/24/28 (2)	13,000	12,497

KeyBank N.A.,

(Variable, U.S. SOFR + 0.32%), 0.43%, 6/14/24 (3)	3,700	3,581

4.15%, 8/8/25	3,800	3,683

KeyCorp,

(Variable, U.S. SOFR + 1.25%), 3.88%, 5/23/25 (3)	7,700	7,497

Truist Bank,

1.25%, 3/9/23	2,250	2,221

Truist Financial Corp.,

(Floating, U.S. SOFR + 0.40%), 3.27%, 6/9/25 (2)	25,000	24,489

Wells Fargo & Co.,

(Floating, U.S. SOFR + 1.32%), 3.77%, 4/25/26 (2)	14,700	14,625

		208,277

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	341	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 42.5% continued

Beverages – 0.2%

Keurig Dr. Pepper, Inc.,

0.75%, 3/15/24	$6,700	$6,311

Biotechnology & Pharmaceuticals – 0.5%

AbbVie, Inc.,

2.30%, 11/21/22	4,000	3,990

Bristol-Myers Squibb Co.,

0.54%, 11/13/23	500	479

Gilead Sciences, Inc.,

0.75%, 9/29/23	6,073	5,829

Shire Acquisitions Investments Ireland DAC,

2.88%, 9/23/23	3,985	3,897

		14,195

Cable & Satellite – 0.3%

Charter Communications Operating LLC/Charter Communications Operating Capital,

(Floating, ICE LIBOR USD 3M + 1.65%), 4.43%, 2/1/24 (2)	5,590	5,619

Cox Communications, Inc.,

2.95%, 6/30/23 (1)	2,755	2,715

		8,334

Chemicals – 0.2%

Ecolab, Inc.,

0.90%, 12/15/23	1,500	1,437

Sherwin-Williams (The) Co.,

4.05%, 8/8/24	2,700	2,655

Westlake Corp.,

0.88%, 8/15/24	2,375	2,215

		6,307

Commercial Support Services – 0.0%

Republic Services, Inc.,

4.75%, 5/15/23	841	840

Construction Materials – 0.3%

Martin Marietta Materials, Inc.,

0.65%, 7/15/23	8,790	8,487

Containers & Packaging – 0.1%

Graphic Packaging International LLC,

0.82%, 4/15/24(1)	2,022	1,878

Diversified Industrials – 0.3%

Parker-Hannifin Corp.,

3.65%, 6/15/24	8,240	8,059

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 42.5% continued

E-Commerce Discretionary – 0.1%

eBay, Inc.,

2.75%, 1/30/23	$2,900	$2,882

Electric Utilities – 5.7%

Ameren Illinois Co.,

0.38%, 6/15/23	7,150	6,928

American Electric Power Co., Inc.,

(Floating, ICE LIBOR USD 3M + 0.48%), 3.26%, 11/1/23 (2)	15,000	14,915

Black Hills Corp.,

1.04%, 8/23/24	3,180	2,937

Consolidated Edison, Inc.,

0.65%, 12/1/23	29,100	27,708

Consumers Energy Co.,

0.35%, 6/1/23	5,320	5,164

Dominion Energy, Inc.,

(Floating, ICE LIBOR USD 3M + 0.53%), 3.82%, 9/15/23 (2)	11,640	11,586

DTE Energy Co.,

0.55%, 11/1/22	1,440	1,436

2.25%, 11/1/22	4,200	4,193

4.22%, 11/1/24	3,300	3,235

Entergy Louisiana LLC,

0.62%, 11/17/23	6,876	6,575

Eversource Energy,

(Floating, U.S. SOFR Compounded
Index + 0.25%), 2.92%, 8/15/23 (2)	9,400	9,350

Mississippi Power Co.,

(Floating, U.S. SOFR + 0.30%), 3.29%, 6/28/24 (2)	8,000	7,839

NextEra Energy Capital Holdings, Inc.,

(Floating, U.S. SOFR Compounded Index + 0.40%), 2.99%, 11/3/23 (2)	22,160	21,956

OGE Energy Corp.,

0.70%, 5/26/23	5,780	5,627

PPL Electric Utilities Corp.,

(Floating, ICE LIBOR USD 3M + 0.25%), 3.89%, 9/28/23 (2)	6,150	6,125

(Floating, U.S. SOFR + 0.33%), 3.32%, 6/24/24 (2)	8,055	7,963

Public Service Enterprise Group, Inc.,

0.84%, 11/8/23	350	334

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	342	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 42.5% continued

Electric Utilities – 5.7% continued

Southern (The) Co.,

(Floating, U.S. SOFR + 0.37%), 3.02%, 5/10/23 (2)	$13,340	$13,273

0.60%, 2/26/24	1,580	1,486

Vistra Operations Co. LLC,

5.13%, 5/13/25 (1)	15,600	15,103

WEC Energy Group, Inc.,

0.80%, 3/15/24	4,420	4,160

		177,893

Entertainment Content – 0.7%

Discovery Communications LLC,

2.95%, 3/20/23	4,000	3,965

Take-Two Interactive Software, Inc.,

3.30%, 3/28/24	12,470	12,154

3.55%, 4/14/25	1,400	1,343

Walt Disney (The) Co.,

2.35%, 12/1/22	38	38

Warnermedia Holdings, Inc.,

3.43%, 3/15/24 (1)	6,200	5,991

		23,491

Food – 0.3%

Campbell Soup Co.,

3.65%, 3/15/23	6,000	5,970

Cargill, Inc.,

1.38%, 7/23/23 (1)	500	487

0.40%, 2/2/24 (1)	175	165

Mondelez International, Inc.,

2.13%, 3/17/24	2,050	1,969

		8,591

Gas & Water Utilities – 0.3%

CenterPoint Energy Resources Corp.,

0.70%, 3/2/23	9,910	9,728

Health Care Facilities & Services – 0.3%

Cigna Corp.,

(Floating, ICE LIBOR USD 3M + 0.89%), 3.40%, 7/15/23 (2)	1,109	1,110

HCA, Inc.,

5.00%, 3/15/24	2,100	2,086

Humana, Inc.,

0.65%, 8/3/23	4,275	4,128

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 42.5% continued

Health Care Facilities & Services – 0.3% continued

UnitedHealth Group, Inc.,

0.55%, 5/15/24	$1,000	$938

		8,262

Home Construction – 0.1%

Lennar Corp.,

4.88%, 12/15/23	2,850	2,839

Household Products – 0.2%

Colgate-Palmolive Co.,

3.10%, 8/15/25	6,150	5,940

Institutional Financial Services – 3.0%

Bank of New York Mellon (The) Corp.,

0.85%, 10/25/24	4,900	4,525

Blackstone Private Credit Fund,

2.70%, 1/15/25	7,920	7,179

Goldman Sachs Group (The), Inc.,

(Floating, ICE LIBOR USD 3M + 0.75%), 3.71%, 2/23/23 (2)	5,160	5,158

(Floating, U.S. SOFR + 0.54%), 3.24%, 11/17/23 (2)	1,852	1,847

(Floating, U.S. SOFR + 0.58%), 3.45%, 3/8/24 (2)	15,700	15,563

(Floating, U.S. SOFR + 0.81%), 3.68%, 3/9/27 (2)	25,000	24,005

Morgan Stanley,

(Variable, U.S. SOFR + 0.62%), 0.73%, 4/5/24 (3)	7,000	6,831

(Variable, U.S. SOFR + 0.56%), 1.16%, 10/21/25 (3)	3,385	3,085

(Floating, U.S. SOFR + 0.95%), 3.67%, 2/18/26 (2)	20,000	19,643

Nasdaq, Inc.,

0.45%, 12/21/22	1,900	1,881

National Securities Clearing Corp.,

0.40%, 12/7/23 (1)	3,000	2,854

		92,571

Insurance – 6.7%

AIG Global Funding,

0.45%, 12/8/23 (1)	13,230	12,570

Allstate (The) Corp.,

(Floating, ICE LIBOR USD 3M + 0.63%), 4.27%, 3/29/23 (2)	880	878

Aon Corp.,

2.20%, 11/15/22	6,994	6,977

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	343	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 42.5% continued

Insurance – 6.7% continued

Athene Global Funding,

1.20%, 10/13/23 (1)	$21,900	$21,128

(Floating, ICE LIBOR USD 3M + 0.73%), 3.12%, 1/8/24 (1) (2)	35,000	34,672

Brighthouse Financial Global Funding,

0.60%, 6/28/23 (1)	8,650	8,379

(Floating, U.S. SOFR + 0.76%), 3.00%, 4/12/24 (1) (2)	1,300	1,288

1.75%, 1/13/25 (1)	700	639

Corebridge Financial, Inc.,

3.50%, 4/4/25 (1)	12,900	12,254

GA Global Funding Trust,

(Floating, U.S. SOFR + 0.50%), 3.39%, 9/13/24 (1) (2)	20,000	19,425

Jackson Financial, Inc.,

1.13%, 11/22/23	11,450	10,946

Jackson National Life Global Funding,

1.75%, 1/12/25 (1)	15,220	13,987

MassMutual Global Funding II,

0.85%, 6/9/23 (1)	1,000	974

Metropolitan Life Global Funding I,

1.95%, 1/13/23 (1)	1,000	993

(Floating, U.S. SOFR + 0.32%), 2.52%, 1/7/24 (1) (2)	14,700	14,604

Northwestern Mutual Global Funding,

(Floating, U.S. SOFR + 0.33%), 3.32%, 3/25/24 (1) (2)	11,030	10,939

Protective Life Global Funding,

0.63%, 10/13/23 (1)	15,800	15,157

0.78%, 7/5/24 (1)	13,300	12,297

Security Benefit Global Funding,

1.25%, 5/17/24	9,300	8,671

		206,778

Leisure Facilities & Services – 0.7%

McDonald’s Corp.,

3.35%, 4/1/23	20,778	20,650

Machinery – 0.5%

Caterpillar Financial Services Corp.,

(Floating, ICE LIBOR USD 3M + 0.51%), 3.42%, 5/15/23 (2)	40	40

3.40%, 5/13/25	5,000	4,832

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 42.5% continued

Machinery – 0.5% continued

CNH Industrial Capital LLC,

1.95%, 7/2/23	$5,850	$5,726

3.95%, 5/23/25	6,090	5,873

		16,471

Medical Equipment & Devices – 1.6%

Abbott Laboratories,

3.40%, 11/30/23	1,486	1,468

Baxter International, Inc.,

0.87%, 12/1/23	18,200	17,388

(Floating, U.S. SOFR Compounded Index + 0.44%), 3.22%, 11/29/24 (2)	11,570	11,303

DH Europe Finance II S.a.r.l.,

2.05%, 11/15/22	2,400	2,395

Stryker Corp.,

0.60%, 12/1/23	4,660	4,437

Thermo Fisher Scientific, Inc.,

(Floating, U.S. SOFR Compounded Index + 0.35%), 2.69%, 4/18/23 (2)	3,239	3,235

(Floating, U.S. SOFR Compounded Index + 0.53%), 2.87%, 10/18/24 (2)	4,034	3,990

Zimmer Biomet Holdings, Inc.,

1.45%, 11/22/24	6,600	6,103

		50,319

Oil & Gas Producers – 1.2%

ConocoPhillips Co.,

2.13%, 3/8/24	8,000	7,723

Continental Resources, Inc.,

4.50%, 4/15/23	14,050	13,980

3.80%, 6/1/24	1,000	971

Exxon Mobil Corp.,

1.57%, 4/15/23	55	54

MPLX L.P.,

4.50%, 7/15/23	8,000	7,962

Phillips 66,

3.70%, 4/6/23	4,000	3,986

Southern Natural Gas Co. LLC,

0.63%, 4/28/23 (1)	3,580	3,482

		38,158

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	344	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 42.5% continued

Oil & Gas Services & Equipment – 0.1%

Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.,

1.23%, 12/15/23	$4,790	$4,592

Real Estate Investment Trusts – 0.3%

Simon Property Group L.P.,

(Floating, U.S. SOFR Compounded Index + 0.43%), 2.65%, 1/11/24(2)	8,400	8,333

Retail - Consumer Staples – 1.6%

7-Eleven, Inc.,

0.80%, 2/10/24 (1)	14,000	13,234

Dollar General Corp.,

3.25%, 4/15/23	21,156	21,129

4.25%, 9/20/24	3,360	3,320

Walgreens Boots Alliance, Inc.,

0.95%, 11/17/23	9,920	9,496

Walmart, Inc.,

2.35%, 12/15/22	3,030	3,022

		50,201

Retail - Discretionary – 0.3%

AutoNation, Inc.,

4.50%, 10/1/25	1,000	968

AutoZone, Inc.,

2.88%, 1/15/23	2,536	2,523

Home Depot (The), Inc.,

4.00%, 9/15/25	1,490	1,466

Ross Stores, Inc.,

3.38%, 9/15/24	5,000	4,846

		9,803

Semiconductors – 0.1%

Analog Devices, Inc.,

(Floating, U.S. SOFR + 0.25%), 3.24%, 10/1/24(2)	3,320	3,260

Software – 0.9%

Autodesk, Inc.,

3.60%, 12/15/22	1,031	1,030

Oracle Corp.,

2.50%, 10/15/22	9,000	8,995

2.40%, 9/15/23	19,990	19,504

		29,529

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 42.5% continued

Specialty Finance – 3.0%

Air Lease Corp.,

(Floating, ICE LIBOR USD 3M + 0.35%), 3.64%, 12/15/22 (2)	$5,000	$4,996

2.25%, 1/15/23	4,300	4,264

3.88%, 7/3/23	800	793

4.25%, 2/1/24	7,500	7,382

0.80%, 8/18/24	5,100	4,645

Ally Financial, Inc.,

3.05%, 6/5/23	1,300	1,286

3.88%, 5/21/24	2,646	2,585

American Express Co.,

(Floating, U.S. SOFR Compounded Index + 0.65%), 3.25%, 11/4/26 (2)	29,900	29,277

Aviation Capital Group LLC,

5.50%, 12/15/24 (1)	10,000	9,681

Capital One Bank U.S.A. N.A.,

3.38%, 2/15/23	5,000	4,979

Capital One Financial Corp.,

3.50%, 6/15/23	4,600	4,568

Penske Truck Leasing Co. L.P./PTL Finance Corp.,

2.70%, 3/14/23 (1)	4,850	4,799

Synchrony Financial,

4.25%, 8/15/24	6,063	5,912

4.88%, 6/13/25	9,047	8,728

		93,895

Steel – 0.2%

Nucor Corp.,

3.95%, 5/23/25	5,340	5,175

Technology Hardware – 0.4%

Dell International LLC/EMC Corp.,

5.45%, 6/15/23	4,886	4,898

Hewlett Packard Enterprise Co.,

2.25%, 4/1/23	1,600	1,582

4.45%, 10/2/23	5,601	5,577

		12,057

Technology Services – 1.0%

Equifax, Inc.,

3.95%, 6/15/23	2,100	2,089

Fidelity National Information Services, Inc.,

0.60%, 3/1/24	2,300	2,157

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	345	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 42.5% continued

Technology Services – 1.0% continued

4.50%, 7/15/25	$5,990	$5,861

Global Payments, Inc.,

4.00%, 6/1/23	5,790	5,746

1.50%, 11/15/24	7,630	7,010

International Business Machines Corp.,

4.00%, 7/27/25	8,720	8,549

		31,412

Telecommunications – 0.5%

AT&T, Inc.,

(Floating, ICE LIBOR USD 3M + 1.18%), 4.42%, 6/12/24 (2)	3,619	3,633

Verizon Communications, Inc.,

(Floating, U.S. SOFR Compounded Index + 0.79%), 3.73%, 3/20/26 (2)	12,000	11,768

		15,401

Transportation Equipment – 0.1%

PACCAR Financial Corp.,

2.65%, 4/6/23	4,000	3,961

Total Corporate Bonds

(Cost $1,359,971)		1,319,401

FOREIGN ISSUER BONDS – 35.0%

Asset Management – 0.3%

UBS A.G.,

0.38%, 6/1/23 (1)	670	650

0.45%, 2/9/24 (1)	455	428

(Floating, U.S. SOFR + 0.36%), 2.99%, 2/9/24 (1) (2)	9,000	8,953

		10,031

Automotive – 2.6%

BMW U.S. Capital LLC,

3.80%, 4/6/23 (1)	3,700	3,684

(Floating, U.S. SOFR Compounded Index + 0.53%), 3.65%, 4/1/24 (1) (2)	10,633	10,583

(Floating, U.S. SOFR Compounded Index + 0.38%), 3.04%, 8/12/24 (1) (2)	25,200	24,951

Kia Corp.,

2.38%, 2/14/25 (1)	7,080	6,580

Mercedes-Benz Finance North America LLC,

0.75%, 3/1/24 (1)	3,450	3,249

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 35.0% continued

Automotive – 2.6% continued

Nissan Motor Co. Ltd.,

3.04%, 9/15/23 (1)	$10,000	$9,721

Volkswagen Group of America Finance LLC,

0.75%, 11/23/22 (1)	3,700	3,683

3.13%, 5/12/23 (1)	7,270	7,189

(Floating, U.S. SOFR + 0.95%), 3.79%, 6/7/24 (1) (2)	10,860	10,826

		80,466

Banking – 25.7%

Banco Santander S.A.,

3.89%, 5/24/24	400	389

(Floating, U.S. SOFR + 1.24%), 3.96%, 5/24/24 (2)	21,400	21,376

5.15%, 8/18/25	6,200	6,016

Bank of Montreal,

(Floating, U.S. SOFR Compounded Index + 0.62%), 3.54%, 9/15/26 (2)	25,800	24,788

Bank of New Zealand,

(Floating, U.S. SOFR + 0.81%), 3.32%, 1/27/27 (1) (2)	21,000	20,702

Bank of Nova Scotia (The),

1.63%, 5/1/23	2,040	2,007

(Floating, U.S. SOFR + 0.38%), 2.93%, 7/31/24 (2)	20,000	19,728

(Floating, U.S. SOFR Compounded Index + 0.55%), 3.37%, 3/2/26 (2)	30,000	29,084

Banque Federative du Credit Mutuel S.A.,

2.13%, 11/21/22 (1)	12,495	12,458

(Floating, ICE LIBOR USD 3M + 0.96%), 3.67%, 7/20/23 (1) (2)	1,050	1,053

(Floating, U.S. SOFR Compounded Index + 0.41%), 3.01%, 2/4/25 (1) (2)	35,000	34,186

BNP Paribas S.A.,

3.50%, 3/1/23 (1)	4,910	4,878

4.25%, 10/15/24	13,084	12,775

Canadian Imperial Bank of Commerce,

(Floating, U.S. SOFR + 0.80%), 3.77%, 3/17/23 (2)	4,500	4,499

0.45%, 6/22/23	6,507	6,319

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	346	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 35.0% continued

Banking – 25.7% continued

Commonwealth Bank of Australia,

(Floating, U.S. SOFR + 0.40%), 2.60%, 7/7/25 (1) (2)	$7,800	$7,661

(Floating, U.S. SOFR + 0.52%), 3.44%, 6/15/26 (1) (2)	29,500	28,979

Cooperatieve Rabobank U.A.,

(Floating, U.S. SOFR Compounded Index + 0.30%), 2.54%, 1/12/24 (2)	4,700	4,676

(Floating, U.S. SOFR Compounded Index + 0.38%), 2.60%, 1/10/25 (2)	9,700	9,581

Credit Agricole S.A.,

3.75%, 4/24/23 (1)	19,710	19,565

3.25%, 10/4/24 (1)	5,000	4,772

DBS Group Holdings Ltd.,

(Floating, U.S. SOFR Compounded Index + 0.30%), 3.00%, 11/22/24 (1) (2)	15,000	14,864

Deutsche Bank A.G.,

0.96%, 11/8/23	7,300	6,946

(Variable, U.S. SOFR + 2.16%), 2.22%, 9/18/24 (3)	7,513	7,156

(Floating, U.S. SOFR + 1.22%), 3.90%, 11/16/27 (2)	7,500	6,628

DNB Bank ASA,

2.15%, 12/2/22 (1)	3,035	3,025

Federation des Caisses Desjardins du Quebec,

(Floating, U.S. SOFR + 0.43%), 3.17%, 5/21/24 (1) (2)	22,400	22,127

HSBC Holdings PLC,

(Variable, U.S. SOFR + 0.53%), 0.73%, 8/17/24 (3)	8,020	7,646

(Floating, ICE LIBOR USD 3M + 1.38%), 4.62%, 9/12/26 (2)	22,816	22,260

ING Groep N.V.,

(Floating, U.S. SOFR Compounded Index + 1.01%), 4.00%, 4/1/27 (2)	27,000	25,599

Lloyds Banking Group PLC,

4.05%, 8/16/23	2,939	2,906

(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.75%), 4.72%, 8/11/26 (3)	7,700	7,397

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 35.0% continued

Banking – 25.7% continued

Macquarie Bank Ltd.,

2.10%, 10/17/22 (1)	$6,000	$5,996

Macquarie Group Ltd.,

(Variable, ICE LIBOR USD 3M + 1.02%), 3.19%, 11/28/23 (1) (3)	2,646	2,638

(Floating, U.S. SOFR + 0.71%), 3.02%, 10/14/25 (1) (2)	12,960	12,654

(Floating, U.S. SOFR + 0.92%), 3.90%, 9/23/27 (1) (2)	13,000	12,489

Mitsubishi UFJ Financial Group, Inc.,

3.46%, 3/2/23	7,514	7,479

(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.70%), 4.79%, 7/18/25 (3)	10,000	9,869

Mizuho Financial Group, Inc.,

(Floating, ICE LIBOR USD 3M + 0.61%), 3.78%, 9/8/24 (2)	20,100	19,855

National Australia Bank Ltd.,

(Floating, U.S. SOFR + 0.86%), 3.73%, 6/9/25 (1) (2)	14,200	14,203

National Bank of Canada,

2.10%, 2/1/23	500	495

0.75%, 8/6/24	12,500	11,534

(Variable, U.S. SOFR + 1.01%), 3.75%, 6/9/25 (3)	7,070	6,863

Nationwide Building Society,

0.55%, 1/22/24 (1)	10,000	9,396

(Floating, U.S. SOFR + 1.29%), 3.97%, 2/16/28 (1) (2)	10,700	10,143

NatWest Markets PLC,

(Floating, U.S. SOFR + 0.53%), 3.19%, 8/12/24 (1) (2)	10,700	10,478

(Floating, U.S. SOFR + 0.76%), 3.75%, 9/29/26 (1) (2)	32,900	31,431

Nordea Bank Abp,

1.00%, 6/9/23 (1)	13,685	13,318

3.75%, 8/30/23 (1)	5,000	4,937

(Floating, ICE LIBOR USD 3M + 0.94%), 3.98%, 8/30/23 (1) (2)	200	201

(Floating, U.S. SOFR + 0.96%), 3.79%, 6/6/25 (1) (2)	12,200	12,144

Royal Bank of Canada,

(Floating, U.S. SOFR Compounded Index + 0.57%), 3.08%, 4/27/26 (2)	20,900	20,022

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	347	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 35.0% continued

Banking – 25.7% continued

(Floating, U.S. SOFR Compounded Index + 0.59%), 3.17%, 11/2/26 (2)	$15,000	$14,388

Skandinaviska Enskilda Banken AB,

(Floating, ICE LIBOR USD 3M + 0.32%), 3.40%, 9/1/23 (1) (2)	9,520	9,472

(Floating, U.S. SOFR + 0.96%), 3.83%, 6/9/25 (1) (2)	25,000	24,913

Societe Generale S.A.,

2.63%, 10/16/24 (1)	14,505	13,596

Sumitomo Mitsui Financial Group, Inc.,

2.78%, 10/18/22	261	261

0.51%, 1/12/24	2,500	2,355

(Floating, U.S. SOFR + 0.88%), 3.10%, 1/14/27 (2)	5,840	5,675

Svenska Handelsbanken AB,

(Floating, U.S. SOFR Compounded Index + 0.91%), 3.79%, 6/10/25 (1) (2)	32,500	32,305

Swedbank AB,

1.30%, 6/2/23 (1)	2,480	2,421

0.60%, 9/25/23 (1)	7,500	7,173

Toronto-Dominion Bank (The),

0.55%, 3/4/24	1,000	940

(Floating, U.S. SOFR + 0.36%), 3.18%, 3/4/24 (2)	5,000	4,954

3.77%, 6/6/25	10,700	10,339

(Floating, U.S. SOFR + 0.59%), 3.47%, 9/10/26 (2)	20,000	19,336

Westpac Banking Corp.,

2.00%, 1/13/23	2,690	2,673

1.02%, 11/18/24	280	260

(Floating, U.S. SOFR + 0.30%), 3.01%, 11/18/24 (2)	4,720	4,668

(Floating, U.S. SOFR + 1.00%), 3.77%, 8/26/25 (2)	20,500	20,639

(Floating, U.S. SOFR + 0.52%), 3.34%, 6/3/26 (2)	4,200	4,123

		798,682

Beverages – 0.6%

Coca-Cola Europacific Partners PLC,

0.50%, 5/5/23(1)	20,000	19,479

Biotechnology & Pharmaceuticals – 0.0%

GlaxoSmithKline Capital PLC,

0.53%, 10/1/23	1,015	974

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 35.0% continued

Cable & Satellite – 0.2%

Sky Ltd.,

3.75%, 9/16/24(1)	$6,000	$5,854

Electric Utilities – 0.2%

Enel Finance International N.V.,

4.25%, 6/15/25(1)	4,400	4,223

Governmental Banks – 0.6%

BNG Bank N.V.,

0.75%, 4/17/23 (1)	4,200	4,123

Japan Bank for International Cooperation,

1.63%, 10/17/22	4,400	4,397

1.75%, 1/23/23	6,770	6,723

Svensk Exportkredit AB,

0.75%, 4/6/23	1,300	1,278

		16,521

Industrial Support Services – 0.2%

Element Fleet Management Corp.,

1.60%, 4/6/24(1)	5,800	5,458

Institutional Financial Services – 1.7%

Credit Suisse Group A.G.,

(Variable, ICE LIBOR USD 3M + 1.20%), 3.00%, 12/14/23 (1) (3)	10,000	9,922

LSEGA Financing PLC,

0.65%, 4/6/24 (1)	14,900	13,945

Sumitomo Mitsui Trust Bank Ltd.,

0.80%, 9/12/23 (1)	10,000	9,596

0.85%, 3/25/24 (1)	7,200	6,754

(Floating, U.S. SOFR + 0.44%), 3.35%, 9/16/24 (1) (2)	12,400	12,288

		52,505

Metals & Mining – 0.2%

Glencore Funding LLC,

4.13%, 3/12/24(1)	7,000	6,879

Oil & Gas Producers – 1.1%

Enbridge, Inc.,

(Floating, U.S. SOFR + 0.40%), 3.10%, 2/17/23 (2)	2,730	2,724

(Floating, U.S. SOFR Compounded Index + 0.63%), 3.34%, 2/16/24 (2)	14,180	14,029

Saudi Arabian Oil Co.,

1.25%, 11/24/23 (1)	8,196	7,873

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	348	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 35.0% continued

Oil & Gas Producers – 1.1% continued

TotalEnergies Capital International S.A.,

2.43%, 1/10/25	$6,000	$5,695

TransCanada PipeLines Ltd.,

1.00%, 10/12/24	5,160	4,755

		35,076

Regional – 0.0%

Province of Ontario Canada, 1.75%, 1/24/23	1,000	993

Specialty Finance – 0.9%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust,

3.30%, 1/23/23	1,665	1,656

(Floating, U.S. SOFR + 0.68%), 3.67%, 9/29/23 (2)	2,100	2,055

3.15%, 2/15/24	5,000	4,802

1.65%, 10/29/24	9,100	8,314

Avolon Holdings Funding Ltd., 5.25%, 5/15/24 (1)	4,957	4,809

SMBC Aviation Capital Finance DAC,

4.13%, 7/15/23 (1)	5,927	5,857

		27,493

Supranationals – 0.2%

Nordic Investment Bank,

0.38%, 5/19/23	6,500	6,346

Telecommunications – 0.4%

Bell Telephone Co. of Canada or Bell Canada (The),

0.75%, 3/17/24	6,800	6,402

Rogers Communications, Inc.,

4.10%, 10/1/23	4,900	4,861

		11,263

Transportation & Logistics – 0.1%

Canadian Pacific Railway Co.,

1.35%, 12/2/24	4,060	3,754

Total Foreign Issuer Bonds

(Cost $1,118,806)		1,085,997

U.S. GOVERNMENT AGENCIES – 2.6% (4)

Fannie Mae – 1.0%

2.00%, 10/5/22	2,000	2,000

0.25%, 5/22/23	10,000	9,760

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 2.6% (4) continued

Fannie Mae – 1.0% continued

Fannie Mae REMICS, Series 2021-47, Class A,

3.00%, 11/25/32	$16,409	$15,991

Pool #FM3019,

3.50%, 2/1/35	2,527	2,395

Pool #MA3932,

3.50%, 2/1/35	2,304	2,181

		32,327

Federal Farm Credit Bank – 0.3%

0.25%, 2/26/24	9,150	8,654

Freddie Mac – 1.2%

Federal Home Loan Mortgage Corp.,

0.38%, 4/20/23	21,050	20,630

0.38%, 5/5/23	10,240	10,012

0.25%, 6/26/23	5,000	4,859

Pool #ZS8641,

2.50%, 2/1/32	3,794	3,520

		39,021

Government National Mortgage Association – 0.1%

Government National Mortgage

Association, Series 2013-149,

Class MA,

2.50%, 5/20/40	1,994	1,927

Total U.S. Government Agencies

(Cost $84,587)		81,929

U.S. GOVERNMENT OBLIGATIONS – 4.5%

U.S. Treasury Notes – 4.5%

1.63%, 11/15/22	7,000	6,988

1.63%, 12/15/22	25,000	24,925

0.25%, 9/30/23	5,000	4,802

0.38%, 10/31/23	24,000	23,004

2.13%, 11/30/23	10,000	9,758

2.25%, 12/31/23	10,000	9,754

2.50%, 4/30/24	25,000	24,303

3.00%, 6/30/24	5,000	4,891

3.00%, 7/31/24	10,000	9,777

3.25%, 8/31/24	16,000	15,711

0.75%, 11/15/24	5,000	4,646

		138,559

Total U.S. Government Obligations

(Cost $141,719)		138,559

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	349	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS – 0.7%

Florida – 0.2%

Miami-Dade County Taxable Capital Asset Acquisition Special Obligation Revenue Bonds,

0.38%, 4/1/23	$7,830	$7,683

New York – 0.5%

New York State Transportation Development Corp. Special Facilities Taxable Revenue Refunding Bonds, Terminal 4 John F. Kennedy International Airport, 1.61%, 12/1/22	1,000	995

New York Taxable G.O. Unlimited Refunding Bonds, Series E, Fiscal 2021, 0.59%, 8/1/23	4,000	3,885

Port Authority of New York & New Jersey Consolidated Taxable Revenue Bonds, Series AAA, 1.09%, 7/1/23	10,000	9,749

		14,629

Total Municipal Bonds

(Cost $22,825)		22,312

	NUMBER OF SHARES	VALUE (000S)

INVESTMENT COMPANIES – 3.2%

Northern Institutional Funds - U.S. Government Portfolio (Shares),

2.31%(5) (6)	98,945,070	$98,945

Total Investment Companies

(Cost $98,945)		98,945

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

SHORT-TERM INVESTMENTS – 7.6%

Saint James Parish Variable Revenue Bonds, Series B-1, Nucor Steel LLC Project,

2.85%, 10/10/22(2) (7) (8)	$3,000	$3,000

U.S. Treasury Bill,

2.86%, 1/19/23(9)	10,000	9,899

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

SHORT-TERM INVESTMENTS - 7.6% continued

U.S. Treasury Bill,

1.84%, 10/4/22(9)	$100,000	$99,993

U.S. Treasury Bill,

2.72%, 11/29/22(9)	125,000	124,407

Total Short-Term Investments

(Cost $237,307)		237,299

Total Investments – 104.5%

(Cost $3,331,143)		3,244,542

Liabilities less Other Assets – (4.5%)		(139,666)

NET ASSETS – 100.0%		$3,104,876

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(2)	Variable or floating rate security. Rate as of September 30, 2022 is disclosed.

(3)	Variable or floating rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of September 30, 2022.

(4)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.

(6)	7-day current yield as of September 30, 2022 is disclosed.

(7)	Maturity date represents the puttable date.

(8)

Rate is determined by a remarketing agent which, in its judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.

(9)	Discount rate at the time of purchase.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1Y - 1 Year

3M - 3 Month

CMT - Constant Maturity

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

G.O. - General Obligation

ICE - Intercontinental Exchange

LIBOR - London Interbank Offered Rate

SOFR - Secured Overnight Financing Rate

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	350	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

USD - United States Dollar

Percentages shown are based on Net Assets.

At September 30, 2022, the security types for the Fund were:

SECURITY TYPE(1)	% OF NET ASSETS

Asset-Backed Securities	6.4%

Certificates of Deposit	0.8%

Commercial Paper	1.2%

Corporate Bonds	42.5%

Foreign Issuer Bonds	35.0%

U.S. Government Agencies	2.6%

U.S. Government Obligations	4.5%

Municipal Bonds	0.7%

Investment Companies	3.2%

Short-Term Investments	7.6%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2022:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities(1)	$ —	$ 199,605	$—	$ 199,605
Certificates of Deposit	—	25,001	—	25,001
Commercial Paper(1)	—	35,494	—	35,494
Corporate Bonds(1)	—	1,319,401	—	1,319,401
Foreign Issuer Bonds(1)	—	1,085,997	—	1,085,997
U.S. Government Agencies(1)	—	81,929	—	81,929
U.S. Government Obligations(1)	—	138,559	—	138,559
Municipal Bonds(1)	—	22,312	—	22,312
Investment Companies	98,945	—	—	98,945
Short-Term Investments	—	237,299	—	237,299
Total Investments	$98,945	$3,145,597	$—	$3,244,542

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	351	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES – 0.6% (1)

Fannie Mae – 0.3%

Pool #555649,

7.50%, 10/1/32	$15	$16

Pool #BH9277,

3.50%, 2/1/48	134	122

		138

Freddie Mac – 0.0%

Pool #ZS7735,

2.00%, 1/1/32	2	1

Government National Mortgage Association – 0.2%

Government National Mortgage Association, Series 2017-95, Class QG,

2.50%, 8/20/46	88	81

Government National Mortgage Association I – 0.1%

Pool #676682,

4.50%, 6/15/25	21	21

Pool #782618,

4.50%, 4/15/24	5	5

Pool #783245,

5.00%, 9/15/24	6	6

Pool #783489,

5.00%, 6/15/25	2	2

		34

Total U.S. Government Agencies

(Cost $278)		254

U.S. GOVERNMENT OBLIGATIONS – 93.4%

U.S. Treasury Inflation Indexed Notes – 0.1%

0.13%, 7/15/30	54	55

U.S. Treasury Notes – 93.3%

2.25%, 4/30/24	369	357

0.25%, 5/15/24	374	350

1.75%, 6/30/24	425	407

1.75%, 7/31/24	638	610

1.88%, 8/31/24	637	609

3.25%, 8/31/24	6,363	6,248

2.13%, 9/30/24	633	607

2.25%, 10/31/24	632	607

2.25%, 11/15/24	675	647

2.50%, 1/31/25	623	599

2.75%, 2/28/25	618	596

2.88%, 4/30/25	618	597

0.25%, 5/31/25	145	130

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT OBLIGATIONS - 93.4% continued

U.S. Treasury Notes – 93.3% continued

2.88%, 5/31/25	$587	$566

0.25%, 7/31/25	677	605

3.13%, 8/15/25	8,126	7,877

0.25%, 9/30/25	133	118

0.38%, 11/30/25	128	113

0.38%, 12/31/25	159	141

2.63%, 12/31/25	119	113

0.75%, 3/31/26	320	284

2.25%, 3/31/26	371	348

0.88%, 6/30/26	302	267

1.88%, 6/30/26	295	272

0.63%, 7/31/26	299	262

0.75%, 8/31/26	293	257

1.13%, 10/31/26	211	187

1.50%, 1/31/27	265	238

0.63%, 3/31/27	92	79

0.50%, 5/31/27	257	218

3.13%, 8/31/27	8,173	7,840

0.38%, 9/30/27	244	204

2.25%, 11/15/27	226	207

0.63%, 11/30/27	236	198

0.75%, 1/31/28	229	193

1.25%, 5/31/28	215	185

2.88%, 8/15/28	595	558

1.13%, 8/31/28	208	176

3.13%, 11/15/28	588	559

2.88%, 4/30/29	2,129	1,987

2.75%, 8/15/32	6,651	6,082

		42,498

Total U.S. Government Obligations

(Cost $44,873)		42,553

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	352	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

INVESTMENT COMPANIES – 7.7%

Northern Institutional Funds - U.S. Government Portfolio (Shares), 2.31%(2) (3)	3,504,340	$3,504

Total Investment Companies

(Cost $3,504)		3,504

Total Investments – 101.7%

(Cost $48,655)		46,311

Liabilities less Other Assets – (1.7%)		(758)

NET ASSETS – 100.0%		$45,553

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	7-day current yield as of September 30, 2022 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

Percentages shown are based on Net Assets.

At September 30, 2022, the security types for the Fund were:

SECURITY TYPE(1)	% OF NET ASSETS

U.S. Government Agencies	0.6%

U.S. Government Obligations	93.4%

Investment Companies	7.7%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2022:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

U.S. Government Agencies(1)	$ —	$ 254	$—	$ 254

U.S. Government Obligations(1)	—	42,553	—	42,553

Investment Companies	3,504	—	—	3,504

Total Investments	$3,504	$42,807	$—	$46,311

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	353	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT MONEY MARKET FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES – 17.0% (1)

Federal Farm Credit Bank – 11.2%

FFCB Bonds,

0.09%, 10/7/22	$115,000	$115,000

0.42%, 1/11/23	45,000	44,996

0.51%, 1/20/23	70,000	69,995

2.03%, 5/2/23	60,000	59,959

FFCB Discount Notes,

0.54%, 12/6/22(2)	95,000	94,908

2.46%, 12/7/22(2)	20,000	19,909

0.76%, 12/15/22(2)	25,000	24,961

0.77%, 12/21/22(2)	30,000	29,949

1.77%, 3/10/23(2)	15,000	14,883

1.87%, 3/27/23(2)	30,000	29,729

FFCB Notes,

(Floating, U.S. SOFR + 0.01%), 2.97%, 10/3/22(3)	15,000	15,000

(Floating, U.S. SOFR + 0.02%), 2.98%, 10/3/22(3)	75,000	74,997

(Floating, U.S. SOFR + 0.03%), 2.98%, 10/3/22(3)	115,000	114,991

(Floating, U.S. SOFR + 0.03%), 2.99%, 10/3/22(3)	205,000	204,990

(Floating, U.S. SOFR + 0.05%), 3.00%, 10/3/22(3)	103,000	103,000

(Floating, U.S. SOFR + 0.04%), 3.00%, 10/3/22(3)	326,000	326,000

(Floating, U.S. SOFR + 0.05%), 3.01%, 10/3/22(3)	290,000	290,000

(Floating, U.S. SOFR + 0.06%), 3.02%, 10/3/22(3)	279,000	279,000

(Floating, U.S. SOFR + 0.08%), 3.03%, 10/3/22(3)	30,000	30,000

(Floating, U.S. SOFR + 0.08%), 3.04%, 10/3/22(3)	16,345	16,345

(Floating, U.S. Federal Funds + 0.02%), 3.10%, 10/3/22(3)	45,000	45,000

(Floating, U.S. Federal Funds + 0.05%), 3.13%, 10/3/22(3)	15,000	15,000

(Floating, U.S. Federal Funds + 0.06%), 3.13%, 10/3/22(3)	25,000	25,000

		2,043,612

Federal Home Loan Bank – 5.8%

FHLB Bonds,

1.72%, 12/19/22	40,000	40,000

1.75%, 12/21/22	110,000	110,000

1.81%, 1/5/23	180,000	180,000

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 17.0% (1) continued

Federal Home Loan Bank – 5.8% continued

1.84%, 1/6/23	$90,000	$90,000

1.86%, 1/6/23	90,000	90,000

2.08%, 2/13/23	200,000	200,000

FHLB Discount Notes,

2.80%, 3/15/23(2)	80,000	78,988

FHLB Notes,

(Floating, U.S. SOFR + 0.02%), 2.98%, 10/3/22(3)	40,000	40,000

(Floating, U.S. SOFR + 0.08%), 3.03%, 10/3/22(3)	50,000	50,000

(Floating, U.S. SOFR + 0.09%), 3.04%, 10/3/22(3)	125,000	125,000

(Floating, U.S. SOFR + 0.08%), 3.04%, 10/3/22(3)	45,000	45,000

		1,048,988

Total U.S. Government Agencies

(Cost $3,092,600)		3,092,600

U.S. GOVERNMENT OBLIGATIONS – 17.1%

U.S. Treasury Bills – 0.8%

0.39%, 12/29/22(2)	65,000	64,937

0.62%, 1/26/23(2)	90,000	89,818

		154,755

U.S. Treasury Floating Rate Notes – 2.9%

(Floating, U.S. Treasury 3M Bill MMY - 0.08%), 3.22%, 10/3/22(3)	50,000	49,940

(Floating, U.S. Treasury 3M Bill MMY + 0.03%), 3.33%, 10/3/22(3)	295,540	295,544

(Floating, U.S. Treasury 3M Bill MMY + 0.04%), 3.33%, 10/3/22(3)	175,000	174,997

		520,481

U.S. Treasury Notes – 13.4%

0.13%, 10/31/22	280,000	280,004

1.88%, 10/31/22	140,000	140,139

2.00%, 10/31/22	165,000	165,252

1.63%, 11/15/22	295,000	295,545

0.13%, 11/30/22	205,000	204,988

2.00%, 11/30/22	20,000	20,060

1.63%, 12/15/22	55,000	55,159

0.13%, 12/31/22	250,000	249,723

2.13%, 12/31/22	230,000	230,986

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	354	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT OBLIGATIONS - 17.1% continued

U.S. Treasury Notes – 13.4% continued

1.50%, 1/15/23	$100,000	$100,209

0.13%, 1/31/23	100,000	99,691

1.75%, 1/31/23	75,000	75,159

2.38%, 1/31/23	75,000	75,310

2.00%, 2/15/23	95,000	95,323

0.13%, 2/28/23	65,000	64,753

2.63%, 2/28/23	30,000	30,179

0.13%, 3/31/23	45,000	44,752

1.50%, 3/31/23	15,000	15,019

0.13%, 4/30/23	165,000	163,122

1.63%, 4/30/23	35,000	34,901

		2,440,274

Total U.S. Government Obligations

(Cost $3,115,510)		3,115,510

Investments, at Amortized Cost

( $6,208,110)		6,208,110

REPURCHASE AGREEMENTS – 65.4% (4)

Bank of America N.A., dated 9/30/22, repurchase price $370,094, 3.05%, 10/3/22	370,000	370,000

Citigroup Global Markets, Inc., dated 9/30/22, repurchase price $53,265, 3.05%, 10/3/22	53,251	53,251

Federal Reserve Bank of New York, dated 9/30/22, repurchase price $10,127,573, 3.05%, 10/3/22	10,125,000	10,125,000

JPMorgan Securities LLC, dated 9/30/22, repurchase price $1,335,339, 3.05%, 10/3/22	1,335,000	1,335,000

		11,883,251

Total Repurchase Agreements

(Cost $11,883,251)		11,883,251

Total Investments – 99.5%

(Cost $18,091,361)		18,091,361

Other Assets less Liabilities – 0.5%		95,653

NET ASSETS – 100.0%		$18,187,014
(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	Discount rate at the time of purchase.
(3)

Variable or floating rate security. Rate as of September 30, 2022 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity, interest rate risk and/or credit risk.

(4)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES

FHLB	84,274	0.18%—2.90%	2/16/24—1/27/42

FHLMC	$127,164	0.00%	12/11/25—1/2/34

FNMA	$605,484	0.00%—7.50%	3/1/28—11/1/56

GNMA	$623,603	1.50%—8.50%	10/20/25—7/15/64

U.S. Treasury Notes	$10,484,634	0.75—4.25%	11/15/22—8/15/29

U.S. Treasury Bonds	$7,718	1.88%	2/15/51

Total	$11,932,877

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

3M – 3 Month

FFCB – Federal Farm Credit Bank

FHLB – Federal Home Loan Bank

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

GNMA – Government National Mortgage Association

MMY – Money Market Yield

SOFR – Secured Overnight Financing Rate

Percentages shown are based on Net Assets.

At September 30, 2022, the security types for the Fund were:

SECURITY TYPE(1)	% OF NET ASSETS

U.S. Government Agencies	17.0%

U.S. Government Obligations	17.1%

Repurchase Agreements	65.4%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	355	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT MONEY MARKET FUND continued	SEPTEMBER 30, 2022 (UNAUDITED)

securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2022:

	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

Investments held by U.S. Government Money Market Fund(1)	$—	$18,091,361	$—	$18,091,361

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	356	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT MONEY MARKET FUND	SEPTEMBER 30, 2022 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES – 19.1% (1)

Federal Farm Credit Bank – 11.8%

FFCB Bonds,

0.09%, 10/7/22	$25,000	$25,000

0.42%, 1/11/23	10,000	9,999

0.51%, 1/20/23	10,000	9,999

2.03%, 5/2/23	10,000	9,993

FFCB Discount Notes,

0.54%, 12/5/22(2)	25,000	24,976

0.76%, 12/15/22(2)	10,000	9,984

1.42%, 12/28/22(2)	10,000	9,966

1.69%, 3/7/23(2)	10,000	9,927

1.77%, 3/10/23(2)	5,000	4,961

FFCB Notes,

(Floating, U.S. SOFR + 0.01%), 2.97%, 10/3/22(3)	40,000	39,999

(Floating, U.S. SOFR + 0.02%), 2.97%, 10/3/22(3)	30,000	29,999

(Floating, U.S. SOFR + 0.02%), 2.98%, 10/3/22(3)	10,000	10,000

(Floating, U.S. SOFR + 0.03%), 2.98%, 10/3/22(3)	55,000	54,994

(Floating, U.S. SOFR + 0.05%), 3.00%, 10/3/22(3)	15,000	15,000

(Floating, U.S. SOFR + 0.04%), 3.00%, 10/3/22(3)	25,000	25,000

(Floating, U.S. SOFR + 0.05%), 3.01%, 10/3/22(3)	45,000	45,000

(Floating, U.S. SOFR + 0.06%), 3.02%, 10/3/22(3)	70,000	70,006

(Floating, U.S. SOFR + 0.08%), 3.03%, 10/3/22(3)	5,000	5,000

(Floating, U.S. SOFR + 0.08%), 3.04%, 10/3/22(3)	3,410	3,410

(Floating, U.S. Federal Funds + 0.02%), 3.10%, 10/3/22(3)	5,000	5,000

(Floating, U.S. Federal Funds + 0.05%), 3.13%, 10/3/22(3)	5,000	5,000

(Floating, U.S. Federal Funds + 0.06%), 3.13%, 10/3/22(3)	5,000	5,000

		428,213

Federal Home Loan Bank – 7.3%

FHLB Bonds,

1.72%, 12/19/22	40,000	40,000

1.75%, 12/21/22	20,000	20,000

1.81%, 1/5/23	35,000	35,000

1.84%, 1/6/23	15,000	15,000

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 19.1% (1) continued

Federal Home Loan Bank – 7.3% continued

1.86%, 1/6/23	$15,000	$15,000

2.08%, 2/13/23	25,000	25,000

FHLB Discount Notes,

2.80%, 3/15/23(2)	15,000	14,811

FHLB Notes,

(Floating, U.S. SOFR + 0.02%), 2.98%, 10/3/22(3)	5,000	5,000

(Floating, U.S. SOFR + 0.02%), 3.00%, 10/3/22(3)	50,000	50,000

(Floating, U.S. SOFR + 0.08%), 3.03%, 10/3/22(3)	11,000	11,000

(Floating, U.S. SOFR + 0.09%), 3.04%, 10/3/22(3)	25,000	25,000

(Floating, U.S. SOFR + 0.08%), 3.04%, 10/3/22(3)	10,000	10,000

		265,811

Total U.S. Government Agencies

(Cost $694,024)		694,024

U.S. GOVERNMENT OBLIGATIONS – 17.6%

U.S. Treasury Bills – 0.8%

0.39%, 12/29/22(2)	10,000	9,990

0.62%, 1/26/23(2)	20,000	19,960

		29,950

U.S. Treasury Floating Rate Notes – 4.8%

(Floating, U.S. Treasury 3M Bill MMY - 0.08%), 3.22%, 10/3/22(3)	20,000	19,982

(Floating, U.S. Treasury 3M Bill MMY + 0.03%), 3.33%, 10/3/22(3)	113,170	113,172

(Floating, U.S. Treasury 3M Bill MMY + 0.04%), 3.33%, 10/3/22(3)	25,000	24,999

(Floating, U.S. Treasury 3M Bill MMY + 0.06%), 3.35%, 10/3/22(3)	15,000	15,003

		173,156

U.S. Treasury Notes – 12.0%

0.13%, 10/31/22	40,000	40,001

1.88%, 10/31/22	115,000	115,070

2.00%, 10/31/22	10,000	10,015

1.63%, 11/15/22	45,000	45,083

0.13%, 11/30/22	20,000	19,998

See Notes to the Financial Statements.

NORTHERN FUNDS ANNUAL REPORT	357	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT OBLIGATIONS - 17.6% continued

U.S. Treasury Notes – 12.0% continued

2.00%, 11/30/22	$5,000	$5,015

1.63%, 12/15/22	10,000	10,029

0.13%, 12/31/22	40,000	39,952

2.13%, 12/31/22	45,000	45,192

0.13%, 1/31/23	20,000	19,938

1.75%, 1/31/23	15,000	15,032

2.38%, 1/31/23	15,000	15,062

2.00%, 2/15/23	15,000	15,050

0.13%, 2/28/23	15,000	14,943

2.63%, 2/28/23	5,000	5,030

0.13%, 3/31/23	6,000	5,967

0.13%, 4/30/23	10,000	9,886

1.63%, 4/30/23	5,000	4,986

		436,249

Total U.S. Government Obligations

(Cost $639,355)		639,355

Investments, at Amortized Cost

($1,333,379)		1,333,379

REPURCHASE AGREEMENTS – 63.5% (4)

Citigroup Global Markets, Inc., dated 9/30/22, repurchase price $57,898,

3.05%, 10/3/22	57,883	57,883

Federal Reserve Bank of New York, dated 9/30/22, repurchase price $1,750,445,

3.05%, 10/3/22	1,750,000	1,750,000

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

REPURCHASE AGREEMENTS - 63.5% (4) continued

JPMorgan Securities LLC, dated 9/30/22, repurchase price $350,089,
3.05%, 10/3/22	$350,000	$350,000

Royal Bank of Canada, New York Branch, dated 9/30/22, repurchase price $150,244,
2.99%, 10/7/22	150,000	150,000

		2,307,883

Total Repurchase Agreements

(Cost $2,307,883)		2,307,883

Total Investments – 100.2%

(Cost $3,641,262)		3,641,262

Liabilities less Other Assets – (0.2%)		(7,324)

NET ASSETS – 100.0%		$3,633,938

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

(2)	Discount rate at the time of purchase.

(3)

Variable or floating rate security. Rate as of September 30, 2022 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity, interest rate risk and/or credit risk.

(4)	The nature and terms of the collateral received for the repurchase agreements are as follows:

Name	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES

FHLB	$25,298	1.73%—5.55%	5/23/30—2/25/36

FHLMC	$10,937	3.50%—4.50%	8/1/47—4/1/49

FNMA	$226,113	2.00%—6.00%	9/1/28—9/1/52

GNMA	$275,910	1.50%—6.50%	4/20/24—5/20/62

U.S. Treasury Bills	$6,498	0.00%	10/20/22—3/16/23

U.S. Treasury Bonds	$1,953	1.88%	2/15/51

U.S. Treasury Notes	$1,777,757	1.13%—2.25%	3/31/24—11/15/29

Total	$2,324,466

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

3M – 3 Month

FFCB – Federal Farm Credit Bank

FHLB – Federal Home Loan Bank

FHLMC – Federal Home Loan Mortgage Corporation

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	358	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

FNMA – Federal National Mortgage Association

GNMA – Government National Mortgage Association

MMY – Money Market Yield

SOFR – Secured Overnight Financing Rate

Percentages shown are based on Net Assets.

At September 30, 2022, the security types for the Fund were:

SECURITY TYPE(1)	% OF NET ASSETS

U.S. Government Agencies	19.1%

U.S. Government Obligations	17.6%

Repurchase Agreements	63.5%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2022:

	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by U.S. Government Select Money Market Fund(1)	$—	$3,641,262	$—	$3,641,262
(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	359	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

U.S. TREASURY INDEX FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT OBLIGATIONS – 99.3%

U.S. Treasury Bonds – 19.1%

6.00%, 2/15/26	$10	$11

6.50%, 11/15/26	35	38

6.38%, 8/15/27	65	71

6.13%, 11/15/27	75	82

5.50%, 8/15/28	50	54

5.25%, 11/15/28	100	106

6.13%, 8/15/29	50	56

6.25%, 5/15/30	75	86

5.38%, 2/15/31	100	111

4.50%, 2/15/36	60	65

4.75%, 2/15/37	25	28

5.00%, 5/15/37	50	57

4.38%, 2/15/38	50	53

4.50%, 5/15/38	95	102

3.50%, 2/15/39	50	48

4.25%, 5/15/39	100	104

4.50%, 8/15/39	100	107

4.38%, 11/15/39	100	106

4.63%, 2/15/40	100	109

1.13%, 5/15/40	300	188

4.38%, 5/15/40	115	121

1.13%, 8/15/40	450	279

3.88%, 8/15/40	100	98

1.38%, 11/15/40	525	339

4.25%, 11/15/40	100	103

1.88%, 2/15/41	550	390

4.75%, 2/15/41	145	159

2.25%, 5/15/41	535	404

4.38%, 5/15/41	140	147

1.75%, 8/15/41	550	376

3.75%, 8/15/41	100	96

2.00%, 11/15/41	400	286

3.13%, 11/15/41	145	126

2.38%, 2/15/42	400	307

3.13%, 2/15/42	100	87

3.00%, 5/15/42	155	132

3.25%, 5/15/42	225	200

2.75%, 8/15/42	130	106

3.38%, 8/15/42	150	136

2.75%, 11/15/42	165	134

3.13%, 2/15/43	205	176

2.88%, 5/15/43	225	185

3.63%, 8/15/43	100	93

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT OBLIGATIONS - 99.3% continued

U.S. Treasury Bonds – 19.1% continued

3.75%, 11/15/43	$230	$218

3.63%, 2/15/44	150	139

3.38%, 5/15/44	150	134

3.13%, 8/15/44	225	192

3.00%, 11/15/44	255	213

2.50%, 2/15/45	150	114

3.00%, 5/15/45	125	104

2.88%, 8/15/45	175	143

3.00%, 11/15/45	80	67

2.50%, 2/15/46	150	114

2.50%, 5/15/46	250	190

2.25%, 8/15/46	275	198

2.88%, 11/15/46	100	82

3.00%, 2/15/47	200	167

3.00%, 5/15/47	150	126

2.75%, 8/15/47	300	240

2.75%, 11/15/47	200	160

3.00%, 2/15/48	290	244

3.13%, 5/15/48	325	281

3.00%, 8/15/48	400	338

3.38%, 11/15/48	300	273

3.00%, 2/15/49	350	299

2.88%, 5/15/49	400	333

2.25%, 8/15/49	400	292

2.38%, 11/15/49	325	245

2.00%, 2/15/50	415	285

1.25%, 5/15/50	550	308

1.38%, 8/15/50	650	376

1.63%, 11/15/50	500	310

1.88%, 2/15/51	675	447

2.38%, 5/15/51	650	486

2.00%, 8/15/51	525	359

1.88%, 11/15/51	450	298

2.25%, 2/15/52	500	363

2.88%, 5/15/52	425	356

3.00%, 8/15/52	280	242

		14,798

U.S. Treasury Notes – 80.2%

0.13%, 10/15/23	285	273

0.38%, 10/31/23	500	479

1.63%, 10/31/23	150	146

0.25%, 11/15/23	400	382

2.75%, 11/15/23	400	393

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	360	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT OBLIGATIONS - 99.3% continued

U.S. Treasury Notes – 80.2% continued

0.50%, 11/30/23	$500	$479

2.13%, 11/30/23	200	195

2.88%, 11/30/23	250	246

0.13%, 12/15/23	450	428

0.75%, 12/31/23	250	239

2.25%, 12/31/23	250	244

2.63%, 12/31/23	150	147

0.13%, 1/15/24	500	474

0.88%, 1/31/24	250	239

2.25%, 1/31/24	300	292

2.50%, 1/31/24	250	244

0.13%, 2/15/24	450	425

2.75%, 2/15/24	450	440

1.50%, 2/29/24	500	481

2.13%, 2/29/24	200	194

2.38%, 2/29/24	150	146

0.25%, 3/15/24	450	424

2.13%, 3/31/24	400	387

2.25%, 3/31/24	350	340

0.38%, 4/15/24	300	282

2.00%, 4/30/24	250	241

2.25%, 4/30/24	300	291

2.50%, 4/30/24	250	243

0.25%, 5/15/24	450	422

2.50%, 5/15/24	575	559

2.00%, 5/31/24	300	289

2.50%, 5/31/24	750	728

1.75%, 6/30/24	275	263

2.00%, 6/30/24	200	192

3.00%, 6/30/24	375	367

0.38%, 7/15/24	300	280

1.75%, 7/31/24	250	239

2.13%, 7/31/24	250	241

3.00%, 7/31/24	250	244

0.38%, 8/15/24	100	93

2.38%, 8/15/24	525	507

1.25%, 8/31/24	200	189

1.88%, 8/31/24	250	239

3.25%, 8/31/24	350	344

0.38%, 9/15/24	250	232

1.50%, 9/30/24	200	190

2.13%, 9/30/24	300	288

4.25%, 9/30/24	350	350

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT OBLIGATIONS - 99.3% continued

U.S. Treasury Notes – 80.2% continued

0.63%, 10/15/24	$500	$465

1.50%, 10/31/24	300	284

2.25%, 10/31/24	150	144

0.75%, 11/15/24	500	465

2.25%, 11/15/24	550	528

1.50%, 11/30/24	300	283

2.13%, 11/30/24	200	191

1.00%, 12/15/24	250	233

1.75%, 12/31/24	300	284

2.25%, 12/31/24	250	239

1.13%, 1/15/25	450	419

1.38%, 1/31/25	200	187

2.50%, 1/31/25	200	192

1.50%, 2/15/25	500	469

2.00%, 2/15/25	325	308

1.13%, 2/28/25	350	325

2.75%, 2/28/25	215	208

1.75%, 3/15/25	400	377

0.50%, 3/31/25	400	365

2.63%, 3/31/25	150	144

2.63%, 4/15/25	350	336

0.38%, 4/30/25	300	272

2.88%, 4/30/25	200	193

2.13%, 5/15/25	400	379

2.75%, 5/15/25	375	361

0.25%, 5/31/25	300	270

2.88%, 5/31/25	175	169

2.88%, 6/15/25	350	338

0.25%, 6/30/25	400	359

2.75%, 6/30/25	150	144

0.25%, 7/31/25	350	313

2.88%, 7/31/25	225	217

2.00%, 8/15/25	550	517

3.13%, 8/15/25	350	339

0.25%, 8/31/25	250	223

2.75%, 8/31/25	150	144

3.50%, 9/15/25	300	294

0.25%, 9/30/25	500	444

3.00%, 9/30/25	200	193

0.25%, 10/31/25	350	310

3.00%, 10/31/25	200	193

2.25%, 11/15/25	445	419

0.38%, 11/30/25	355	315

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	361	FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

U.S. TREASURY INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT OBLIGATIONS - 99.3% continued

U.S. Treasury Notes – 80.2% continued

2.88%, 11/30/25	$150	$144

0.38%, 12/31/25	400	354

2.63%, 12/31/25	300	285

0.38%, 1/31/26	350	308

2.63%, 1/31/26	150	143

1.63%, 2/15/26	550	505

0.50%, 2/28/26	500	441

2.50%, 2/28/26	100	95

0.75%, 3/31/26	500	444

2.25%, 3/31/26	250	234

0.75%, 4/30/26	250	221

2.38%, 4/30/26	225	212

1.63%, 5/15/26	450	411

0.75%, 5/31/26	300	265

2.13%, 5/31/26	175	163

0.88%, 6/30/26	500	443

1.88%, 6/30/26	225	207

0.63%, 7/31/26	550	481

1.88%, 7/31/26	200	184

1.50%, 8/15/26	520	470

0.75%, 8/31/26	150	132

1.38%, 8/31/26	200	180

0.88%, 9/30/26	450	396

1.63%, 9/30/26	150	136

1.13%, 10/31/26	500	443

1.63%, 10/31/26	200	181

2.00%, 11/15/26	415	381

1.25%, 11/30/26	475	423

1.63%, 11/30/26	250	226

1.25%, 12/31/26	350	311

1.75%, 12/31/26	200	182

1.50%, 1/31/27	575	515

2.25%, 2/15/27	410	379

1.13%, 2/28/27	200	176

1.88%, 2/28/27	500	455

0.63%, 3/31/27	180	154

2.50%, 3/31/27	350	327

0.50%, 4/30/27	275	234

2.75%, 4/30/27	350	330

2.38%, 5/15/27	500	463

0.50%, 5/31/27	250	212

2.63%, 5/31/27	450	422

0.50%, 6/30/27	200	169

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT OBLIGATIONS - 99.3% continued

U.S. Treasury Notes – 80.2% continued

3.25%, 6/30/27	$400	$386

0.38%, 7/31/27	250	210

2.75%, 7/31/27	375	353

2.25%, 8/15/27	350	322

0.50%, 8/31/27	350	295

3.13%, 8/31/27	350	336

0.38%, 9/30/27	400	334

4.13%, 9/30/27	350	351

0.50%, 10/31/27	400	335

2.25%, 11/15/27	300	275

0.63%, 11/30/27	400	336

0.63%, 12/31/27	450	377

0.75%, 1/31/28	500	421

2.75%, 2/15/28	400	375

1.13%, 2/29/28	550	472

1.25%, 3/31/28	400	345

1.25%, 4/30/28	500	430

2.88%, 5/15/28	525	493

1.25%, 5/31/28	450	386

1.25%, 6/30/28	550	471

1.00%, 7/31/28	450	379

2.88%, 8/15/28	590	554

1.13%, 8/31/28	200	169

1.25%, 9/30/28	450	383

1.38%, 10/31/28	500	428

3.13%, 11/15/28	475	451

1.50%, 11/30/28	350	302

1.38%, 12/31/28	450	385

1.75%, 1/31/29	300	262

2.63%, 2/15/29	600	553

1.88%, 2/28/29	500	440

2.38%, 3/31/29	400	362

2.88%, 4/30/29	250	233

2.38%, 5/15/29	400	362

2.75%, 5/31/29	300	278

3.25%, 6/30/29	325	311

2.63%, 7/31/29	300	276

1.63%, 8/15/29	450	388

3.13%, 8/31/29	300	285

3.88%, 9/30/29	275	274

1.75%, 11/15/29	225	195

1.50%, 2/15/30	425	361

0.63%, 5/15/30	600	473

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS	362	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2022 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT OBLIGATIONS - 99.3% continued

U.S. Treasury Notes – 80.2% continued

0.63%, 8/15/30	$835	$654

0.88%, 11/15/30	875	697

1.13%, 2/15/31	850	688

1.63%, 5/15/31	840	705

1.25%, 8/15/31	900	727

1.38%, 11/15/31	900	731

1.88%, 2/15/32	850	720

2.88%, 5/15/32	800	740

2.75%, 8/15/32	500	457

		62,265

Total U.S. Government Obligations

(Cost $87,583)		77,063

	NUMBER OF SHARES	VALUE (000S)

INVESTMENT COMPANIES – 0.4%

Northern Institutional Funds - U.S. Government Portfolio (Shares), 2.31%(1) (2)	307,962	$308

Total Investment Companies

(Cost $308)		308

Total Investments – 99.7%

(Cost $87,891)		77,371

Other Assets less Liabilities – 0.3%		263

NET ASSETS – 100.0%		$77,634

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(2)	7-day current yield as of September 30, 2022 is disclosed.

Percentages shown are based on Net Assets.

At September 30, 2022, the security types for the Fund were:

SECURITY TYPE(1)	% OF NET ASSETS

U.S. Government Obligations	99.3%

Investment Companies	0.4%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2022:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

U.S. Government Obligations(1)	$ —	$77,063	$—	$77,063

Investment Companies	308	—	—	308

Total Investments	$308	$77,063	$—	$77,371

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	363	FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

Northern Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust offers 41 funds as of September 30, 2022, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The Arizona Tax-Exempt, Bond Index, California Intermediate Tax-Exempt, California Tax-Exempt, Core Bond, Fixed Income, High Yield Fixed Income, High Yield Municipal, Intermediate Tax-Exempt, Limited Term Tax-Exempt, Limited Term U.S. Government, Multi-Manager Emerging Markets Debt Opportunity, Multi-Manager High Yield Opportunity, Short Bond, Tax-Advantaged Ultra-Short Fixed Income, Tax-Exempt, Ultra-Short Fixed Income, U.S. Government, U.S. Government Money Market, U.S. Government Select Money Market and U.S. Treasury Index Funds (each a “Fund” and collectively, the “Funds”) are separate, diversified investment portfolios of the Trust, except for the Arizona Tax-Exempt, which is a non-diversified portfolio. Non-diversified portfolios may invest a relatively high percentage of their net assets in obligations of a limited number of issuers. Each of the Funds is presented herein.

Each Fund is authorized to issue one class of shares designated as the “Shares” class. The Ultra-Short Fixed Income Fund is authorized to issue a second class of shares designated as Siebert Williams Shank Shares, which commenced operations on September 13, 2022.

Northern Trust Investments, Inc. (“NTI”), an indirect subsidiary of Northern Trust Corporation, serves as the investment adviser and administrator for the Funds. The Northern Trust Company (“Northern Trust”), an affiliate of NTI, serves as transfer agent, custodian and sub-administrator to the Funds. Northern Funds Distributors, LLC, not an affiliate of NTI, is the Trust’s distributor.

The U.S. Government Money Market Fund and the U.S. Government Select Money Market Fund seek to qualify as government money market funds under Rule 2a-7 of the 1940 Act.

2. SIGNIFICANT ACCOUNTING POLICIES

The Trust, which is an investment company, follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services-Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

The net asset value (“NAV”) of each class of each Fund is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 3:00 P.M. Central Time, on each day the NYSE is open for trading.

A) VALUATION OF SECURITIES AND DERIVATIVE CONTRACTS Securities for the Funds other than the U.S. Government Money Market Fund and the U.S. Government Select Money Market Fund are valued at their fair value. Securities traded on United States (“U.S.”) securities exchanges or in the NASDAQ National Market System are principally valued at the last quoted sale price, or the official closing price (generally, 3:00 P.M. Central Time) on the exchange or market in which such securities are principally traded. If any such security is not traded on a valuation date, it is valued at the most recent quoted bid price. Over-the-counter securities not reported in the NASDAQ National Market System are also generally valued at the most recent quoted bid price. Fixed income securities and term loans, however, may be valued on the basis of evaluated prices provided by the Funds’ approved independent third-party pricing services when such prices are believed to reflect the fair value of such securities or broker provided prices. Such prices may be determined by taking into account other similar securities’ prices, yields, maturities, call features, ratings, prepayment speeds, credit risks, cash flows, institutional size trading in similar groups of securities and developments related to specific securities.

The investments held by U.S. Government Money Market Fund and the U.S. Government Select Money Market Fund are valued at amortized cost, which approximates fair value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to effective maturity. Where the Trust’s Board of Trustees (“Board”) believes the extent of any deviation from a Fund’s amortized cost price per share may result in material dilution or other unfair results to investors or existing shareholders, the Board will consider what action should be initiated, which may include fair valuing securities in accordance with policies and procedures established by, and subject to oversight of, the Board.

The values of securities of foreign issuers are generally based upon market quotations, which depending upon local convention or regulation, may be the last sale price, the last bid price or the mean between the last bid and asked price as of, in each case, the close of the appropriate exchange. Foreign fixed income securities, however, may, like domestic fixed income securities, be valued based on evaluated prices provided by independent pricing services when such prices are believed to reflect the fair value of such securities.

FIXED INCOME AND MONEY MARKET FUNDS	364	NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME AND MONEY MARKET FUNDS

SEPTEMBER 30, 2022 (UNAUDITED)

Shares of open-end investment companies, other than exchange traded funds, are valued at their closing NAV. Shares of closed-end funds and exchange-traded funds are valued at their closing market price. Spot and forward foreign currency exchange contracts are generally valued using an independent pricing service. Exchange-traded futures and options are valued at the settlement price as established each day by the exchange on which they are traded. Centrally cleared and bilateral swap agreements are generally valued using an independent pricing service. The foregoing prices may be obtained from one or more independent pricing services or, as needed or applicable, independent broker-dealers. Short-term investments with a maturity of 60 days or less are valued at their amortized cost.

The Board has designated NTI as the valuation designee pursuant to Rule 2a-5 under the 1940 Act to perform fair value determinations relating to any or all Fund investments. Accordingly, any securities for which market quotations are not readily available or for which the available price has been determined to not represent a reliable, current market value are valued at fair value as determined in good faith by NTI. The Board oversees NTI in its role as valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act. NTI, in its discretion, may make adjustments to the prices of securities held by a Fund if an event occurs after the publication of fair values normally used on behalf of a Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance and U.S. GAAP. This may occur particularly with respect to certain foreign securities held by a Fund, in which case NTI may use adjustment factors obtained from an independent evaluation service that are intended to reflect more accurately the fair value of those securities as of the time the Fund’s NAV is calculated.

The use of fair valuation involves the risk that the values used by NTI to price a Fund’s investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

B) CREDIT ENHANCEMENTS Certain investments owned by the Funds are covered by insurance issued by private insurers, are backed by an escrow or trust containing U.S. government securities or U.S. government agency securities, or are otherwise supported by letters of credit, standby purchase agreements or other liquidity facilities. Such enhancements may ensure the timely payment of the security’s principal and interest or may shorten the security’s maturity. However, such enhancements do not guarantee the market value of the securities or the value of a Fund’s shares. Additionally, there is no guarantee that an insurer will meet its obligations. For example, exposure to securities involving sub-prime mortgages may cause a municipal bond insurer’s rating to be downgraded or may cause the bond insurer to become insolvent, which may affect the prices and liquidity of municipal obligations insured by the insurer.

C) FUTURES CONTRACTS Certain Funds invest in long or short exchange-traded futures contracts for hedging purposes, to increase total return or to seek exposure to certain countries or currencies (i.e., for speculative purposes) or to maintain liquidity to meet potential shareholder redemptions, to invest cash balances or dividends or to minimize trading costs. When used as a hedge, a Fund may sell a futures contract in order to offset a decrease in the fair value of its portfolio securities that might otherwise result from a market decline. A Fund may do so either to hedge the value of its portfolio securities as a whole, or to protect against declines occurring prior to sales of securities in the value of the securities to be sold. Conversely, a Fund may purchase a futures contract as a hedge in anticipation of purchases of securities. In addition, a Fund may utilize futures contracts in anticipation of changes in the composition of its portfolio holdings. A Fund bears the market risk arising from changes in the value of these financial instruments. At the time a Fund enters into a futures contract, it is generally required to make a margin deposit with the custodian of a specified amount of liquid assets. Futures are marked-to-market each day with the change in value reflected in the unrealized gains or losses. Risk may arise as a result of the potential inability of the counterparties to meet the terms of their contracts. Credit risk is mitigated to the extent that the exchange on which a particular futures contract is traded assumes the risk of a counterparty defaulting on its obligations under the contract. The Statements of Operations include any realized gains or losses on closed futures contracts in Net realized gains (losses) on futures contracts, and any unrealized gains or losses on open futures contracts in Net change in unrealized appreciation (depreciation) on futures contracts.

The futures contract positions and investment strategies utilized during the six months ended September 30, 2022, were as follows:

	CONTRACT POSITION	INVESTMENT STRATEGY

Core Bond	Long and Short	Hedging/Liquidity

Fixed Income	Long and Short	Hedging/Liquidity

At September 30, 2022, the aggregate market value of assets pledged related to each Fund’s investment in futures contracts for the Core Bond and Fixed Income Funds was approximately $1,500,000 and $2,500,000, respectively. Further information on the impact of these positions, if any, on the Funds’ financial statements can be found in Note 10.

D) FOREIGN CURRENCY TRANSLATION Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot rates on the NYSE at generally 3:00 P.M. Central Time. The cost of purchases and proceeds from sales of investments, interest and dividend income are translated into U.S. dollars using the spot rates on the NYSE at generally 3:00 P.M. Central Time. The gains or losses, if any, on investments from the original purchase date to subsequent sales trade date resulting from changes in foreign exchange rates are included in the

NORTHERN FUNDS SEMIANNUAL REPORT	365	FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

Statements of Operations in Net realized gains (losses) on investments and Net change in unrealized appreciation (depreciation) on investments. The gains or losses, if any, on translation of other assets and liabilities denominated in foreign currencies and between the trade and settlement dates on investment transactions are included in Net realized gains (losses) on foreign currency transactions and Net change in unrealized appreciation (depreciation) on foreign currency translations in the Statements of Operations.

E) FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS Certain Funds may enter into forward foreign currency exchange contracts for hedging and/or speculative purposes. The objective of a Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of a Fund’s foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All forward foreign currency exchange contracts are marked-to-market daily at the applicable exchange rates. Any resulting unrealized gains or losses are recorded in Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts in the Statements of Operations. A Fund records realized gains or losses at the time the forward foreign currency exchange contract is offset by entering into a closing transaction with the same counterparty or is extinguished by delivery of the currency. Gains or losses are recorded for financial statement purposes as unrealized until the settlement date. Realized gains or losses, if any, are included in Net realized gains (losses) on forward foreign currency exchange contracts in the Statements of Operations.

Forward foreign currency exchange contracts are privately negotiated transactions, and can have substantial price volatility. As a result, these contracts offer less protection against default by the other party than is available for instruments traded on an exchange. When used for hedging purposes, forward foreign currency exchange contracts tend to limit any potential gain that may be realized if the value of a Fund’s foreign holdings increase because of currency fluctuations. When used for speculative purposes, the contracts may result in additional losses that are not otherwise related to the changes in value of the securities held by a Fund. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. A Fund bears the market risk from changes in foreign currency exchange rates and the credit risk if the counterparty to the contract fails to perform. The institutions that deal in forward foreign currency exchange contracts are not required to continue to make markets in the currencies they trade and these markets can experience periods of illiquidity. Further information on the impact of these positions on the Funds’ financial statements can be found in Note 10. With respect to forward foreign currency exchange transactions that were outstanding as of September 30,

2022 for the Multi-Manager Emerging Markets Debt Opportunity Fund, approximately $120,000 was pledged by the Fund and is included in Due from broker on the Statements of Assets and Liabilities.

F) CREDIT DEFAULT SWAP AGREEMENTS The Multi-Manager Emerging Markets Debt Opportunity Fund may invest in credit default swap agreements for hedging purposes or to gain exposure to certain countries or currencies. The Fund enters into credit default swap agreements either as a buyer or seller of protection. The buyer of protection in a swap agreement is the party that makes a periodic stream of payments to the counterparty based on the fixed rate of the agreement to the party that is the seller of protection. In exchange for the fixed rate payments received, the seller of protection agrees to provide credit protection to the buyer in the form of payment should a credit default event on the referenced obligation occur. In the event of a credit default event, as defined under the terms of each particular swap agreement, if the Fund is the seller of protection, the Fund will either a) pay to the buyer of protection an amount equal to the notional amount of the swap agreement and take delivery of the referenced obligation or underlying securities comprising the referenced index or b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is the buyer of protection and a credit default event should occur, the Fund will either a) receive from the seller of protection in the swap agreement an amount equal to the notional amount of the swap agreement and deliver the referenced obligation or underlying securities comprising the referenced index or b) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a credit default event should occur, the maximum potential amount of future payments the seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the swap.

The implied credit spreads are disclosed in the Schedule of Investments for those agreements for which the Fund is the protection seller, if any, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for each swap. The wider the credit spread, the greater the likelihood or risk of default or other credit event occurring for the referenced entity. Events or circumstances that would require the seller to perform under the derivative agreement are credit events as defined under the terms of that particular swap agreement, such as bankruptcy, cross acceleration, failure to pay, repudiation and restructuring.

The resulting values for credit default agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default agreement should the notional amount of the

FIXED INCOME AND MONEY MARKET FUNDS	366	NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME AND MONEY MARKET FUNDS

SEPTEMBER 30, 2022 (UNAUDITED)

swap agreement be closed/sold as of the period end. When compared to the notional amount of the swap, decreasing market values for credit default swaps sold and, conversely, increasing market values for credit default swaps purchased, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

When entering into a credit default swap agreement as a buyer of protection, the Fund may pay an upfront premium to enter into the agreement. When selling protection, the Fund may receive this upfront premium paid from the buyer. During the term of the credit default swap agreement, the discounted value of the estimated stream of fixed rate payments from buyer to seller yet to be made is recorded as unrealized gain or loss on credit default swap agreements, with any interest payments already having been made being recognized as realized gain or loss on credit default swap agreements. This treatment will occur until the credit default swap is sold or reaches its expiration. Any upfront payments made or received upon entering into a credit default swap agreement are treated as part of the cost and are reflected as part of the unrealized appreciation (depreciation) on valuation. Upon termination of the swap agreement, the amount included in the cost is reversed and becomes part of the realized gain (loss) on credit default swap agreements. Unrealized appreciation (depreciation) on credit default swap agreements, if any, is included in the Statements of Assets and Liabilities of the Multi-Manager Emerging Markets Debt Opportunity Fund, with corresponding changes in unrealized appreciation (depreciation) included in the Statements of Operations.

Counterparty credit risk may arise as a result of the failure of the swap counterparty to comply with the terms of the swap agreement. Additionally, risks may arise with respect to the underlying issuer of the referenced security. Therefore, the sub-adviser considers the creditworthiness of each underlying issuer of the referenced security in addition to the creditwor-thiness of the counterparty. In addition, the sub-advisers of the Multi-Manager Emerging Markets Debt Opportunity Fund may use different counterparties to minimize credit risk and limit the exposure to any individual counterparty. As stipulated in each swap agreement, collateral may be posted between the Fund and its counterparties to mitigate credit risk. No credit default swap agreements were held by the Multi-Manager Emerging Markets Debt Opportunity Fund during the six months ended September 30, 2022.

G) INTEREST RATE SWAP AGREEMENTS The Multi-Manager Emerging Markets Debt Opportunity Fund may invest in interest rate swap agreements for hedging purposes or to gain exposure to certain countries or currencies. An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals at agreed upon fixed rates or at rates based upon, or calculated by, reference to changes in specified prices or interest rates for a specified notional amount.

Interest payments earned or charged under the terms of the interest rate swap agreements are recorded as realized gain (loss) on interest rate swap agreements. The swap interest receivable or payable as of September 30, 2022, if any, is included as unrealized appreciation (depreciation) on bilateral interest rate swap agreements on the Statements of Assets and Liabilities. Unrealized appreciation (depreciation) on bilateral interest rate swap agreements and variation margin on centrally cleared interest rate swap agreements, if any, is included in the Statements of Assets and Liabilities of the Multi-Manager Emerging Markets Debt Opportunity Fund, with corresponding changes in unrealized appreciation (depreciation) included in the Statements of Operations.

Risks may arise as a result of the failure of the counterparty to the interest rate swap agreement to comply with the terms of the agreement. The loss incurred by the failure of the counterparty is generally limited to the swap interest payment to be received by the Fund and/or the termination value at the end of the agreement. Therefore, the sub-advisers of the Multi-Manager Emerging Markets Debt Opportunity Fund consider the creditworthiness of each counterparty to a swap agreement in evaluating potential credit risk. The sub-advisers may use different counterparties to minimize credit risk and limit the exposure to any individual counterparty. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying counterparties used to minimize credit risk and limit the exposure to any individual counterparty. As stipulated in each interest rate swap agreement, collateral may be posted between the Fund and its counterparties to mitigate credit risk.

Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (“centrally cleared swaps”). Bilateral swap agreements are traded between counterparties and, as such, are subject to the risk that a party to the agreement will not be able to meet its obligations. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Subsequent payments, known as “variation margin,” are made or received by the Fund based on the daily change in the value of the centrally cleared swap agreement. For centrally cleared swaps, the Fund’s counterparty credit risk is reduced as the CCP stands between the Fund and the counterparty. There were no outstanding bilateral interest rate swap and centrally cleared interest rate swap agreements at September 30, 2022. Further information on the impact of these positions on the Fund’s financial statements can be found in Note 10.

H) CURRENCY SWAP AGREEMENTS The Multi-Manager Emerging Markets Debt Opportunity Fund may enter into currency swap agreements to manage its exposure to currency risk. Currency

NORTHERN FUNDS SEMIANNUAL REPORT	367	FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

swaps usually involve the delivery of the entire principal amount of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations.

A Fund will not enter into a currency swap unless the unsecured commercial paper, senior debt or the claims-paying ability of the other party thereto is rated either A or A-1 or better by S&P Global’s Rating Services or Fitch Ratings, or A or Prime-1 or better by Moody’s Investor Services, Inc. or a comparable rating from another organization that is recognized as a nationally recognized statistical rating organization or, if unrated by such rating organization, is determined to be of comparable quality by NTI or the Funds’ sub-advisers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”). If there is a default by the other party to such transaction, a Fund will have contractual remedies pursuant to the agreements related to the transaction. The use of currency swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If NTI or the Sub-Advisers are incorrect in their forecasts of currency exchange rates, the investment performance of a Fund would be less favorable than it would have been if this investment technique were not used.

Interest payments earned or charged under the terms of the currency swap agreements are recorded as realized gain (loss) on currency swap agreements. The swap interest receivable or payable as of September 30, 2022, if any, is included as unrealized gains and losses on currency swap agreements on the Statements of Assets and Liabilities of the Multi-Manager Emerging Markets Debt Opportunity Fund. Unrealized appreciation (depreciation) on currency swap agreements, if any, are included in the Statements of Assets and Liabilities of the Multi-Manager Emerging Markets Debt Opportunity Fund, with corresponding changes in unrealized appreciation (depreciation) included in the Statements of Operations. No currency swap agreements were held by the Multi-Manager Emerging Market Debt Opportunity Fund during the six months ended September 30, 2022.

I) WHEN-ISSUED/DELAYED DELIVERY SECURITIES Certain Funds purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time a Fund enters into the commitment to purchase a security, the transaction is recorded and the value of the commitment is reflected in the NAV. The value of the commitment may vary with market fluctuations. No interest accrues to a Fund until settlement takes place. When-issued securities at September 30, 2022, if any, are noted in each Fund’s Schedule of Investments and in aggregate as Payable for when-issued securities, in each Fund’s Statement of Assets and Liabilities.

Certain Funds have entered into Master Securities Forward Transaction Agreements (“MSFTA”) with certain counterparties, pursuant to which each party has agreed to pledge cash and/or securities as collateral to secure the repayment of its obligations to the other party under the MSFTA. No collateral has been pledged to or received by the Funds as of September 30, 2022.

J) MORTGAGE DOLLAR ROLLS Certain Funds enter into mortgage “dollar rolls” in which a Fund sells securities for delivery in the future (generally within 30 days) and simultaneously contracts with the same counterparty to repurchase other mortgage securities on a specified future date. During the roll period, a Fund loses the right to receive principal and interest paid on the securities sold. However, a Fund would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase.

For financial reporting and tax purposes, the Funds treat mortgage dollar rolls as two separate transactions; one involving the purchase of a security and a separate transaction involving a sale.

K) TERM LOANS The High Yield Municipal, High Yield Fixed Income and Multi-Manager High Yield Opportunity Funds may purchase assignments of, and participations in, term loans originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution for a lending syndicate of financial institutions (the “Lender”). When purchasing an assignment, the Fund succeeds to all the rights and obligations under the loan agreement with the same rights and obligations as the assigning Lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than, those held by the assigning Lender. The Fund may also enter into lending arrangements involving unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Funds to supply additional cash to the borrower on demand. Unfunded loan commitments, if any, represent a future obligation, in full, and are recorded as a liability on the Statements of Assets and Liabilities at fair value.

The High Yield Municipal Fund may purchase the securities of distressed companies, including companies engaged in restructurings or bankruptcy proceedings. Investments in distressed companies may include senior obligations of an issuer issued in connection with a restructuring under Chapter 11 of the U.S. Bankruptcy Code (commonly known as “debtor-in-possession” or “DIP” financings). DIP financings generally allow the issuer to continue its operations while reorganizing. Such financings constitute senior liens on unencumbered collateral (i.e., collateral not subject to other creditors’ claims). There is risk that the issuer under a DIP financing will not emerge from Chapter 11 and be forced to liquidate its assets under Chapter 7 of the U.S. Bankruptcy Code. In the event of liquidation, the Fund’s only recourse would be against the collateral securing the DIP financing.

FIXED INCOME AND MONEY MARKET FUNDS	368	NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME AND MONEY MARKET FUNDS

SEPTEMBER 30, 2022 (UNAUDITED)

L) REPURCHASE AGREEMENTS The U.S. Government Money Market Fund and U.S. Government Select Money Market Fund may enter into repurchase agreements under the terms of a master repurchase agreement by which the Funds purchase securities for cash from a seller and agree to resell those securities to the same seller at a specific price within a specified time or with an indefinite life and liquidity feature, which allows the Funds to resell the securities quarterly. The interest rate on such repurchase agreements resets daily. During the term of a repurchase agreement, the fair value of the underlying collateral, including accrued interest, is required to equal or exceed the fair value of the repurchase agreement. The underlying collateral for tri-party repurchase agreements is held in accounts for Northern Trust, as agent of the Funds, at The Bank of New York Mellon, State Street Bank and Trust Company or JPMorgan Chase which, in turn, holds securities through the book-entry system at the Federal Reserve Bank of New York. The underlying collateral for other repurchase agreements is held in a customer-only account for Northern Trust, as custodian for the Funds, at the Federal Reserve Bank of Chicago. The Funds are subject to credit risk on repurchase agreements to the extent that the counterparty fails to perform under the agreement and the value of the collateral received falls below the agreed repurchase price. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of collateral by the Funds may be delayed or limited. The U.S. Government Money Market Fund and U.S. Government Select

Money Market Fund have entered into such repurchase agreements at September 30, 2022, as reflected in their accompanying Schedules of Investments.

Pursuant to exemptive relief granted by the SEC, U.S. Government Money Market Fund and certain other money market portfolios advised by NTI and Northern Trust may enter into joint repurchase agreements with non-affiliated counterparties through a master repurchase agreement. NTI administers and manages these joint repurchase agreements in accordance with and as part of its duties under its management agreements with the Funds and does not collect any additional fees from the Funds for such services. The U.S. Government Money Market Fund entered into such joint repurchase agreements during the period. There were no outstanding joint repurchase agreements at September 30, 2022.

The Funds may enter into transactions subject to enforceable netting arrangements (“Netting Arrangements”) under a repurchase agreement. Generally, Netting Arrangements allow the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty. As of September 30, 2022, the U.S. Government Money Market Fund and the U.S. Government Select Money Market Fund have not invested in any portfolio securities other than the repurchase agreements described below, with gross exposures on the Statements of Assets and Liabilities, that could be netted subject to Netting Arrangements.

The following table presents the repurchase agreements, which are subject to Netting Arrangements, as well as the collateral delivered related to those repurchase agreements.

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
Amounts in thousands	COUNTERPARTY	GROSS AMOUNTS OF ASSETS PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS	NET AMOUNT*

U.S. Government Money Market	Bank of America	$ 370,000	$ (370,000)	$-

	Citigroup	53,251	(53,251)	-

	Federal Reserve Bank of New York	10,125,000	(10,125,000)	-

	JPMorgan	1,335,000	(1,335,000)	-

	Total	$11,883,251	$(11,883,251)	$-

U.S. Government Select Money Market	Citigroup	$ 57,883	$ (57,883)	$-

	Federal Reserve Bank of New York	1,750,000	(1,750,000)	-

	JPMorgan	350,000	(350,000)	-

	Royal Bank of Canada	150,000	(150,000)	-

	Total	$ 2,307,883	$ (2,307,883)	$-

*	Collateral received is reflected up to the fair value of the repurchase agreement. Refer to the Schedules of Investments.

Additional information about netting arrangements under the Netting Arrangements can be found in Note 10.

NORTHERN FUNDS SEMIANNUAL REPORT	369	FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

M) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method. The interest rates reflected in the Schedules of Investments represent the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield. Cost of investments includes amortization of premiums and accretion of discounts, if any. Dividend income is recognized on the ex-dividend date. The Funds’ income may be subject to certain state and local taxes and, depending on an individual shareholder’s tax status, the federal alternative minimum tax.

N) EXPENSES Each Fund is charged for those expenses that are directly attributable to that Fund. Expenses arising in connection with a specific class of shares are charged to that class of shares. Expenses incurred which do not specifically relate to an individual fund generally are allocated among all funds in the Trust in proportion to each Fund’s relative net assets. Expenses are recognized on an accrual basis.

O) REDEMPTION FEES The High Yield Fixed Income, Multi-Manager Emerging Markets Debt Opportunity and Multi-Manager High Yield Opportunity Funds each charge a 2 percent redemption fee on the redemption of shares (including by exchange) held for 30 days or less. For the purpose of applying the fee, the Funds use a first-in, first-out (“FIFO”) method so that shares held longest are treated as being redeemed first and shares held shortest are treated as being redeemed last. The redemption fee is paid to the Fund from which the redemption is made and is intended to offset the trading, market impact and other costs associated with short-term money movements in and out of the Fund. The redemption fee may be collected by deduction from the redemption proceeds or, if assessed after the redemption transaction, through a separate billing. The Funds are authorized to waive the redemption fee for certain types of redemptions as described in the Funds’ prospectus.

Redemption fees for the six months ended September 30, 2022, were as follows:

Amounts in thousands	REDEMPTION FEES

High Yield Fixed Income	$6

Redemption fees for the fiscal year ended March 31, 2022, were as follows:

Amounts in thousands	REDEMPTION FEES

High Yield Fixed Income	$99

Amounts in thousands	REDEMPTION FEES

Multi-Manager High Yield Opportunity	$–*

*	Amounts round to less than $1,000.

The amounts described above are included in Payments for Shares Redeemed in Note 8—Capital Share Transactions. The impact from redemption fees paid to each Fund was less than $0.001 per share for both fiscal periods. There were no redemption fees for the six months ended September 30, 2022 for the Multi-Manager Emerging Markets Debt Opportunity and Multi-Manager High Yield Opportunity Funds and for the fiscal year ended March 31, 2022 for the Multi-Manager Emerging Markets Debt Opportunity Fund.

P) DISTRIBUTIONS TO SHAREHOLDERS Distributions of dividends from net investment income, if any, are declared and paid as follows:

	DECLARATION FREQUENCY	PAYMENT FREQUENCY

Arizona Tax-Exempt	Daily	Monthly

Bond Index	Daily	Monthly

California Intermediate Tax-Exempt	Daily	Monthly

California Tax-Exempt	Daily	Monthly

Core Bond	Daily	Monthly

Fixed Income	Daily	Monthly

High Yield Fixed Income	Daily	Monthly

High Yield Municipal	Daily	Monthly

Intermediate Tax-Exempt	Daily	Monthly

Limited Term Tax-Exempt	Daily	Monthly

Limited Term U.S. Government	Daily	Monthly

Multi-Manager Emerging Markets Debt Opportunity	Quarterly	Quarterly

Multi-Manager High Yield Opportunity	Monthly	Monthly

Short Bond	Daily	Monthly

Tax-Advantaged Ultra-Short Fixed Income	Daily	Monthly

Tax-Exempt	Daily	Monthly

Ultra-Short Fixed Income	Daily	Monthly

U.S. Government	Daily	Monthly

U.S. Government Money Market	Daily	Monthly

U.S. Government Select Money Market	Daily	Monthly

U.S. Treasury Index	Daily	Monthly

Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations. The timing and character of distributions determined in accordance with federal income tax regulations may differ from financial statement

FIXED INCOME AND MONEY MARKET FUNDS	370	NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME AND MONEY MARKET FUNDS

SEPTEMBER 30, 2022 (UNAUDITED)

amounts determined in accordance with U.S. GAAP. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts to reflect differences between financial reporting and federal income tax basis distributions. The reclassifications are reported in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and U.S. GAAP. These reclassifications relate to net operating losses, Section 988 currency gains and losses, deferral of certain realized losses, capital loss carryforwards and paydowns. These reclassifications have no impact on the net assets or the NAVs per share of the Funds.

At March 31, 2022, the following reclassifications were recorded:

Amounts in thousands	UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	ACCUMULATED UNDISTRIBUTED NET REALIZED GAINS (LOSSES)	CAPITAL STOCK

Bond Index	$8,708	$(8,708)	$ –

Core Bond	877	(877)	–

Fixed Income	3,290	(3,290)	–

High Yield Fixed Income	1,608	(1,608)	–

High Yield Municipal	40	(40)	–

Intermediate Tax-Exempt	(229)	229	–

Limited Term U.S. Government	46	(46)	–

Multi-Manager Emerging Markets Debt Opportunity	(1,911)	1,911	–

Multi-Manager High Yield Opportunity	149	(149)	–

Short Bond	506	(470)	(36)

Ultra-Short Fixed Income	1,042	(1,042)	–

U.S. Government	29	(29)	–

U.S. Government Money Market	20	(20)	–

U.S. Government Select Money Market	4	(4)	–

Q) FEDERAL INCOME TAXES No provision for federal income taxes has been made since each Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income, tax-exempt income and capital gains to its shareholders.

For the period from November 1, 2021 through March 31, 2022, the following Funds incurred net capital losses and/or late year ordinary losses for which each Fund intends to treat as having been incurred in the following fiscal year:

Amounts in thousands

Bond Index	$2,067

California Tax-Exempt	596

Amounts in thousands

Intermediate Tax-Exempt	8,863

Limited Term Tax-Exempt	3,174

Tax-Advantaged Ultra-Short Fixed Income	4,861

Tax-Exempt	6,687

Ultra-Short Fixed Income	4,406

U.S. Treasury Index	25

During the fiscal year ended March 31, 2022, the High Yield Fixed Income, High Yield Municipal, Multi-Manager High Yield Opportunity and Short Bond Funds utilized approximately $26,510,000, $1,209,000, $2,162,000 and $212,000, respectively, in capital loss carryforwards.

Capital losses incurred that will be carried forward indefinitely are as follows:

Amounts in thousands	SHORT-TERM CAPITAL LOSS CARRYFORWARD	LONG-TERM CAPITAL LOSS CARRYFORWARD

Arizona Tax-Exempt	$ 2,300	$ 138

California Intermediate Tax-Exempt	43	576

Core Bond	4,947	–

Fixed Income	8,508	–

High Yield Fixed Income	136,882	412,738

High Yield Municipal	5,001	–

Limited Term U.S. Government	3,492	1,548

Multi-Manager Emerging Markets Debt Opportunity	1,801	11,101

Multi-Manager High Yield Opportunity	–	47,689

Short Bond	2,546	7,855

U.S. Government	1,655	81

At March 31, 2022, the tax components of undistributed net investment income, undistributed realized gains and unrealized gains (losses) were as follows:

	UNDISTRIBUTED

Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS	UNREALIZED GAINS (LOSSES)

Arizona Tax-Exempt	$ 58	$ –	$ –	$ (4,116)

Bond Index	–	1,008	–	(105,189)

California Intermediate Tax-Exempt	194	2	–	(16,459)

California Tax-Exempt	76	–	–	(4,883)

Core Bond	–	4	–	(10,022)

Fixed Income	–	166	–	(34,820)

High Yield Fixed Income	–	8,964	–	(156,677)

High Yield Municipal	466	4	–	(41,467)

NORTHERN FUNDS SEMIANNUAL REPORT	371	FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

	UNDISTRIBUTED

Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS	UNREALIZED GAINS (LOSSES)

Intermediate Tax-Exempt	$591	$ 21	$ –	$(76,786)

Limited Term Tax-Exempt	–	–	–	(21,427)

Limited Term U.S. Government	–	14	–	(1,472)

Multi-Manager Emerging Markets Debt Opportunity	–	141	–	(22,701)

Multi-Manager High Yield Opportunity	–	479	–	(10,415)

Short Bond	–	–	–	(13,564)

Tax-Advantaged Ultra-Short Fixed Income	104	54	–	(57,403)

Tax-Exempt	483	14	–	(69,361)

Ultra-Short Fixed Income	–	424	–	(53,973)

U.S. Government	–	84	–	(1,590)

U.S. Government Money Market	–	505	–	–

U.S. Government Select Money Market	–	157	–	–

U.S. Treasury Index	–	23	–	(3,808)

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2022, was as follows:

	DISTRIBUTIONS FROM

Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS

Arizona Tax-Exempt	$ 3,476	$ 12	$ –

Bond Index	–	64,057	14,456

California Intermediate Tax-Exempt	10,468	93	–

California Tax-Exempt	4,388	93	674

Core Bond	–	3,651	–

Fixed Income	–	18,928	–

High Yield Fixed Income	–	195,599	–

High Yield Municipal	22,557	195	–

Intermediate Tax-Exempt	51,349	8,785	4,226

Limited Term Tax-Exempt	7,450	4,642	3,566

Limited Term U.S. Government	–	134	–

Multi-Manager Emerging Markets Debt Opportunity	–	5,912	–

Multi-Manager High Yield Opportunity	–	8,578	–

	DISTRIBUTIONS FROM

Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS

Short Bond	$ –	$ 5,291	$ –

Tax-Advantaged Ultra-Short Fixed Income	12,110	11,860	438

Tax-Exempt	36,804	9,760	–

Ultra-Short Fixed Income	–	23,404	5,175

U.S. Government	–	191	23

U.S. Government Money Market	–	1,084	–

U.S. Government Select Money Market	–	8,325	–

U.S. Treasury Index	–	1,310	798

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2021, was as follows:

	DISTRIBUTIONS FROM

Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS

Arizona Tax-Exempt	$3,451	$ 4	$ –

Bond Index	–	73,167	30,647

California Intermediate Tax-Exempt	11,203	32	938

California Tax-Exempt	5,103	130	969

Core Bond	–	7,794	340

Fixed Income	–	25,535	–

High Yield Fixed Income	–	192,141	–

High Yield Municipal	19,440	36	–

Intermediate Tax-Exempt	56,719	15,544	4,842

Limited Term Tax-Exempt	10,076	7,781	6,733

Limited Term U.S. Government	–	99	–

Multi-Manager Emerging Markets

Debt Opportunity	–	1,403	–

Multi-Manager High Yield Opportunity	–	12,426	–

Short Bond	–	7,226	–

Tax-Advantaged Ultra-Short Fixed Income	23,446	14,043	2,593

Tax-Exempt	39,127	2,788	5,325

Ultra-Short Fixed Income	–	34,578	2,534

U.S. Government	–	1,632	–

U.S. Government Money Market	–	13,555	–

U.S. Government Select Money Market	–	2,890	–

U.S. Treasury Index	–	1,641	–

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

FIXED INCOME AND MONEY MARKET FUNDS	372	NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME AND MONEY MARKET FUNDS

SEPTEMBER 30, 2022 (UNAUDITED)

As of March 31, 2022, no Fund had uncertain tax positions that would require financial statement recognition or disclosure. The Funds’ federal tax returns remain subject to examination by the Internal Revenue Service for the three years after they are filed. Interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Funds will be recorded as Interest expense and Other expenses, respectively, on the Statements of Operations.

R) OTHER RISKS Certain Funds may invest in emerging market securities. Additional risks are involved when a Fund invests its assets in countries with emerging economies or securities markets. These countries generally are located in the Asia and Pacific regions, the Middle East, Eastern Europe, Central America, South America and Africa. Political and economic structures in many of these countries may lack the social, political and economic stability characteristics of more developed countries. In general, the securities markets of these countries are less liquid, subject to greater price volatility and have smaller market capitalizations. As a result, the risks presented by investments in these countries are heightened.

3. SERVICE PLAN

The Trust has adopted a Service Plan pursuant to which the Trust may enter into agreements with Northern Trust, its affiliates or other institutions (together “Service Organizations”) under which the Service Organizations agree to provide certain administrative support services and, in some cases, personal and account maintenance services for their customers, who are beneficial owners of shares of the Funds. As compensation for services provided pursuant to the Service Plan, the Service Organizations receive a fee at an annual rate of up to 0.15 percent of the average daily net assets of the Funds beneficially owned by their customers. There were no shareholder servicing fees paid by the Funds to Northern Trust or its affiliates during the six months ended September 30, 2022.

Service Plan expenses, if any, are included in the Statements of Operations under Shareholder servicing fees for the six months ended September 30, 2022.

4. BANK BORROWINGS

The Trust and Northern Institutional Funds, a registered investment company also advised by NTI, jointly entered into a $250,000,000 senior unsecured revolving credit facility on November 15, 2021, which is administered by Citibank, N.A., for liquidity and other purposes (the “Credit Facility”). The interest rate charged under the Credit Facility is equal to the sum of (i) the Federal Funds Rate plus (ii) if Adjusted Term Secured Overnight Financing Rate (SOFR) (but in no event less than 0 percent) on the date of borrowing exceeds such Federal Funds Rate, the amount by which it so exceeds, plus (iii) 1.00 percent per annum. In addition, there is an annual commitment fee of 0.15 percent on the average unused portion of the credit line under the Credit Facility, payable quarterly in arrears, which is included in Other expenses on the Statements of Operations.

The Funds did not have any borrowings or incur any interest expense for the six months ended September 30, 2022. There were no outstanding loan amounts at September 30, 2022.

5. MANAGEMENT AND OTHER AGREEMENTS

As compensation for advisory services, administration services and the assumption of related expenses, NTI is entitled to a management fee, computed daily and payable monthly, at annual rates set forth in the table below (expressed as a percentage of each Fund’s respective average daily net assets).

With respect to the Limited Term U.S. Government,

U.S. Government, and Short Bond Funds, NTI has contractually agreed to reimburse a portion of the operating expenses of the Fund or Class so that after such reimbursement the total annual fund operating expenses of the Fund or Class expressed as a percentage of average daily net assets shall not exceed the corresponding amount set forth below, excluding (i) acquired fund fees and expenses, except for acquired fund fees and expenses arising from the Fund’s investment in other non-money market mutual funds or exchange-traded funds managed by NTI; (ii) the compensation paid to each Trustee of the Trust that is not an “interested person” (as defined in the 1940 Act); (iii) expenses of third party consultants engaged by the Board of Trustees; (iv) membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum; (v) expenses in connection with the negotiation and renewal of the revolving credit facility; and (vi) extraordinary expenses and interest. NTI shall first reimburse management fees payable by the Fund or Class and then reimburse other operating expenses of the Fund or Class to the extent the amount of difference between the respective Fund’s or Class’s operating expenses and its Expense Limit exceeds the management fees payable by the Fund or Class.

With respect to the Bond Index Fund, NTI has contractually agreed to reimburse a portion of the operating expenses of the Fund or Class so that after such reimbursement the total annual fund operating expenses, including any acquired fund fees and expenses, of the Fund or Class expressed as a percentage of average daily net assets shall not exceed the corresponding amount set forth below, excluding extraordinary expenses. NTI shall first reimburse management fees payable by the Fund or Class and then reimburse other operating expenses of the Fund or Class to the extent the amount of difference between the respective Fund’s or Class’s operating expenses and its Expense Limit exceeds the management fees payable by the Fund or Class.

For all other Funds, NTI has contractually agreed to reimburse a portion of the operating expenses of the Fund or Class so that after such reimbursement the total annual fund operating expenses of the Fund or Class expressed as a percentage of average

NORTHERN FUNDS SEMIANNUAL REPORT	373	FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

daily net assets shall not exceed the corresponding amount set forth below, excluding (i) acquired fund fees and expenses; (ii) the compensation paid to each Trustee of the Trust that is not an “interested person” (as defined in the 1940 Act); (iii) expenses of third party consultants engaged by the Board of Trustees; (iv) membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum; (v) expenses in connection with the negotiation and renewal of the revolving credit facility; and (vi) extraordinary expenses and interest. NTI shall first reimburse management fees payable by the Fund or Class and then reimburse other operating expenses of the Fund or Class to the extent the amount of difference between the respective Fund’s or Class’s operating expenses and its Expense Limit exceeds the management fees payable by the Fund or Class.

Prior to September 1, 2022, NTI contractually agreed to reimburse a portion of the operating expenses of each Fund (other than certain excepted expenses, i,e., acquired fund fees and expenses (except for acquired fund fees and expenses arising from investments in other non-money market mutual funds or exchange-traded funds managed by NTI for the Limited Term U.S. Government, Short Bond and U.S. Government Funds), the compensation paid to each Trustee of the Trust that is not an “interested person” (as defined in the 1940 Act), expenses of third-party consultants engaged by the Board of Trustees, membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum, expenses in connection with the negotiation and renewal of the revolving credit facility, extraordinary expenses and interest) as shown on the accompanying Statements of Operations, to the extent the total annual fund operating expenses of the Funds exceeded their expense limitations.

The total annual fund operating expenses after expense reimbursement for each Fund may be higher than the contractual limitation as a result of certain excepted expenses that are not reimbursed. The amount of the reimbursement, if any, is included in Less expenses reimbursed by investment adviser as a reduction to Total Expenses in the Statements of Operations. The contractual expense reimbursement receivables at September 30, 2022 were approximately $25,000 and $4,000 for the U.S. Government Money Market and U.S. Government Select Money Market Funds, respectively, and are shown as part of Receivable from investment adviser in the Statements of Assets and Liabilities.

At September 30, 2022, the annual management fees and contractual expense limitations for the Funds were based on the following annual rates as set forth in the table below.

	CONTRACTUAL

	ANNUAL MANAGEMENT FEES	EXPENSE LIMITATIONS

Bond Index	0.0600%	0.0749%

High Yield Fixed Income	0.5800%	0.6000%

	CONTRACTUAL

	ANNUAL MANAGEMENT FEES	EXPENSE LIMITATIONS

U.S. Government Money Market	0.3300%	0.3500%

U.S. Government Select Money Market	0.3300%	0.3500%

U.S. Treasury Index	0.1300%	0.1500%

	CONTRACTUAL ANNUAL MANAGEMENT FEES			CONTRACTUAL EXPENSE LIMITATIONS
	FIRST $1.5 BILLION	NEXT $1 BILLION	OVER $2.5 BILLION

Arizona Tax-Exempt	0.43%	0.417%	0.404%	0.45%

California Intermediate Tax-Exempt	0.43%	0.417%	0.404%	0.45%

California Tax-Exempt	0.43%	0.417%	0.404%	0.45%

Core Bond	0.38%	0.369%	0.358%	0.40%

Fixed Income	0.43%	0.417%	0.404%	0.45%

High Yield Municipal	0.56%	0.543%	0.527%	0.58%

Intermediate Tax-Exempt	0.43%	0.417%	0.404%	0.45%

Limited Term Tax-Exempt	0.43%	0.417%	0.404%	0.45%

Limited Term U.S. Government	0.38%	0.369%	0.358%	0.40%

Multi-Manager Emerging Markets Debt Opportunity	0.85%	0.825%	0.80%	0.88%

Multi-Manager High Yield Opportunity	0.83%	0.805%	0.781%	0.85%

Short Bond	0.38%	0.369%	0.358%	0.40%

Tax-Advantaged Ultra-Short Fixed Income	0.23%	0.223%	0.216%	0.25%

Tax-Exempt	0.43%	0.417%	0.404%	0.45%

Ultra-Short Fixed Income	0.23%	0.223%	0.216%	0.25%

U.S. Government	0.38%	0.369%	0.358%	0.40%

Prior to September 1, 2022, the annual management fees and contractual expense limitations for the Funds below were based on the following annual rates as set forth in the table below.

	CONTRACTUAL

	ANNUAL MANAGEMENT FEES	EXPENSE LIMITATIONS

Bond Index	0.13%	0.15%

FIXED INCOME AND MONEY MARKET FUNDS	374	NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME AND MONEY MARKET FUNDS

SEPTEMBER 30, 2022 (UNAUDITED)

	CONTRACTUAL ANNUAL MANAGEMENT FEES			CONTRACTUAL EXPENSE LIMITATIONS
	FIRST $1.5 BILLION	NEXT $1 BILLION	OVER $2.5 BILLION

High Yield Fixed Income	0.79%	0.766%	0.743%	0.78%

Prior to July 29, 2022, the annual management fees and contractual expense limitations for the Funds below were based on the following annual rates as set forth in the table below.

	CONTRACTUAL ANNUAL MANAGEMENT FEES			CONTRACTUAL EXPENSE LIMITATIONS
	FIRST $1.5 BILLION	NEXT $1 BILLION	OVER $2.5 BILLION

High Yield Municipal	0.77%	0.747%	0.725%	0.60%

Multi-Manager Emerging Markets Debt Opportunity	0.85%	0.825%	0.800%	0.93%

The contractual reimbursement arrangements described above may not be terminated before July 31, 2023 without the approval of the Board of Trustees. The contractual reimbursement arrangements will continue automatically for periods of one-year (each such one-year period, a “Renewal Year”). The arrangements may be terminated, as to any succeeding Renewal Year, by NTI or a Fund upon 60 days’ written notice prior to the end of the current Renewal Year.

NTI may reimburse additional expenses or waive all or a portion of the management fees for the Funds, including, from time to time to avoid a negative yield for the U.S. Government Money Market and U.S. Government Select Money Market Funds. Any such additional expense reimbursement or waiver would be voluntary and could be implemented, increased or decreased or discontinued at any time. There is no guarantee that a Fund will be able to avoid a negative yield. During the six months ended September 30, 2022, NTI reimbursed additional expenses in order to avoid a negative yield for the U.S. Government Money Market and U.S. Government Select Money Market Funds. The amounts voluntarily reimbursed by NTI are shown as Less expenses voluntarily reimbursed by investment adviser in the Statements of Operations. There were no outstanding voluntary expense reimbursement receivables at September 30, 2022 for the U.S. Government Money Market and U.S. Government Select Money Market Funds.

In addition, during the six months ended September 30, 2022, NTI reimbursed certain additional expenses that may be excepted expenses.

Pursuant to the Management Agreement with the Trust, NTI is responsible for performing and overseeing investment management services to the Funds.

The Multi-Manager Emerging Markets Debt Opportunity and Multi-Manager High Yield Opportunity Funds are managed by NTI and the Sub-Advisers. In addition to selecting the overall investment strategies of the Funds, NTI oversees and monitors the selection and performance of any Sub-Advisers and allocates resources among the Sub-Advisers. The Sub-Advisers manage each sub-advised Fund’s investment portfolio pursuant to Sub-Advisory Agreements with NTI.

As of September 30, 2022, Ashmore Investment Management Limited, Global Evolution USA, LLC and MetLife Investment Management, LLC are the Sub-Advisers for the Multi-Manager Emerging Markets Debt Opportunity Fund.

As of September 30, 2022, Neuberger Berman Investment Advisers LLC, Nomura Corporate Research and Asset Management Inc. and Polen Capital Credit, LLC are the Sub-Advisers for Multi-Manager High Yield Opportunity Fund.

NTI is responsible for payment of sub-advisory fees to the Sub-Advisers.

As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, computed daily and payable monthly, at an annual rate of 0.0385 percent of the average daily net assets of each Fund, except for the U.S. Government Money Market and U.S. Select Government Money Market Funds, which is computed daily and payable monthly, at an annual rate of 0.019 percent of the average daily net assets of each Fund.

NTI has entered into a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Funds. NTI pays Northern Trust for its sub-administration services out of NTI’s management fees. Northern Trust also performs certain administrative services for certain Sub-Advisers pursuant to separate agreements with such Sub-Advisers.

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Funds have entered into an expense offset arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses, unless such uninvested cash balances receive a separate type of return.

Northern Funds Distributors, LLC, the distributor for the Funds, received no compensation from the Funds under its distribution agreement. However, it received compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Funds. The Trust provided a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Prior to August 22,

NORTHERN FUNDS SEMIANNUAL REPORT	375	FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

2013, under the deferred compensation plan, Trustees may have elected to defer all or a portion of their compensation. Effective August 22, 2013, the Trustees may no longer defer their compensation. Any amounts deferred and invested under the plan shall remain invested pursuant to the terms of the plan. Each Trustee’s account shall be deemed to be invested in shares of the Northern Institutional Funds U.S. Government Portfolio (the “Portfolio”) and/or the Global Tactical Asset Allocation Fund of the Trust and/or at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

6. RELATED PARTY TRANSACTIONS

Each Fund, excluding the U.S. Government Money Market and U.S. Government Select Money Market Funds, may invest its uninvested cash in a money market fund advised by NTI or its affiliates. Accordingly, each Fund bears indirectly a proportionate share of that money market fund’s operating expenses. These operating expenses include the management, transfer agent and custody fees that the money market fund pays to NTI or its affiliates. At September 30, 2022, the uninvested cash of the Funds is invested in the Portfolio. The total annual portfolio operating expenses after expense reimbursement (other than certain excepted expenses as described in the fees and expenses table of the Portfolio’s prospectus) on any assets invested in the Portfolio is 0.25%. For the six months ended September 30, 2022, NTI reimbursed each Fund for a portion of the management fees attributable to and payable by the Funds for advisory services on any assets invested in an affiliated money market fund. This reimbursement is included in Less expenses reimbursed by the investment adviser as a reduction to Total Expenses in the Statements of Operations. This reimbursement’s impact on each Fund’s net expense and net investment income ratios is included in each Fund’s Financial Highlights.

The Funds are permitted to purchase and sell securities from or to certain affiliated funds or portfolios under specified conditions outlined in Rule 17a-7 Procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price as defined in the Rule 17a-7 Procedures. For the six months ended September 30, 2022, the Funds did not engage in any purchases and/or sales of securities from an affiliated entity.

During the fiscal year ended March 31, 2022, the Multi-Manager Emerging Markets Debt Opportunity Fund received reimbursements from Northern Trust of approximately $4,000 and the Fixed Income, High Yield Fixed Income and Multi-Manager High Yield Opportunity Funds each received approximately $1,000 in connection with errors. In addition, Northern Trust reimbursed expenses of the High Yield Fixed Income Fund of approximately $7,000. These reimbursements are included in Net investment income in the Statements of Changes in Net Assets and in Net investment income in the Financial Highlights. These cash contributions represent less than $0.01 per share for each of the Funds.

Certain uninvested cash balances of U.S. Government Money Market Fund and U.S. Government Select Money Market Fund may receive a return from Northern Trust based on a market return it receives less an administrative fee. These amounts, if any, are shown on the Funds’ Statements of Operations as Income from affiliates.

Certain uninvested foreign currency balances of the Funds may pay/receive a return to/from Northern Trust based on a market return it pays/receives less an administrative fee. For the six months ended September 30, 2022, the Multi-Manager Emerging Markets Debt Opportunity Fund paid Northern Trust an amount of less than $1,000 and received an amount from Northern Trust of less than $1,000. This amount is included in Interest income on the Fund’s Statements of Operations.

7. INVESTMENT TRANSACTIONS

For the six months ended September 30, 2022, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Funds were as follows:

	PURCHASES		SALES

Amounts in thousands	U.S. GOVERNMENT	OTHER	U.S. GOVERNMENT	OTHER

Arizona Tax-Exempt	$ –	$ 12,394	$ –	$ 48,414

Bond Index	490,854	92,661	706,833	140,633

California Intermediate Tax-Exempt	–	10,202	–	104,018

California Tax-Exempt	–	30,031	–	33,587

Core Bond	165,517	37,076	192,666	46,443

Fixed Income	–	559,347	–	643,699

High Yield Fixed Income	–	310,243,473	–	218,859,172

High Yield Municipal	–	62,661	–	125,210

Intermediate Tax-Exempt	–	277,206	–	610,811

FIXED INCOME AND MONEY MARKET FUNDS	376	NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME AND MONEY MARKET FUNDS

SEPTEMBER 30, 2022 (UNAUDITED)

	PURCHASES		SALES

Amounts in thousands	U.S. GOVERNMENT	OTHER	U.S. GOVERNMENT	OTHER

Limited Term Tax-Exempt	$–	$187,533	$–	$301,501

Limited Term U.S. Government	95,410	3,243	88,391	7,067

Multi-Manager Emerging Markets Debt Opportunity	–	45,622	–	55,809

Multi-Manager High Yield Opportunity	–	68,398	–	40,151

Short Bond	4,968	22,987	11,200	28,265

Tax-Advantaged Ultra-Short Fixed Income	42,479	462,963	84,396	1,364,440

Tax-Exempt	–	185,760	–	405,287

Ultra-Short Fixed Income	83,516	416,192	81,623	517,518

U.S. Government	85,308	3,796	79,882	6,433

U.S. Treasury Index	11,910	–	13,360	–

The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on certain foreign currency contracts, the deferral of post-October currency and capital losses for tax purposes, and the timing of income recognition on investments in real estate investment trusts and passive foreign investment companies.

At September 30, 2022, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments (including derivative instruments, if any) and the cost basis of investments (including derivative instruments, if any) were as follows:

Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION (DEPRECIATION)	COST BASIS OF INVESTMENTS
Arizona Tax-Exempt	$232	$(11,431)	$(11,199)	$99,168

Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION (DEPRECIATION)	COST BASIS OF INVESTMENTS

Bond Index	$2,400	$(328,799)	$(326,399)	$2,472,156

California Intermediate Tax-Exempt	196	(39,986)	(39,790)	380,249

California Tax-Exempt	2,093	(21,656)	(19,563)	196,407

Core Bond	372	(19,806)	(19,434)	148,373

Fixed Income	2,363	(84,308)	(81,945)	598,717

High Yield Fixed Income	7,199	(689,071)	(681,872)	4,041,148

High Yield Municipal	458	(135,218)	(134,760)	707,347

Intermediate Tax-Exempt	3,744	(208,448)	(204,704)	2,175,573

Limited Term Tax-Exempt	–	(29,240)	(29,240)	626,337

Limited Term U.S. Government	–	(2,218)	(2,218)	52,301

Multi-Manager Emerging Markets Debt Opportunity	167	(24,231)	(24,064)	93,526

Multi-Manager High Yield Opportunity	3,348	(34,994)	(31,646)	212,438

Short Bond	4	(27,617)	(27,613)	412,092

Tax-Advantaged Ultra-Short Fixed Income	70	(86,702)	(86,632)	3,102,229

Tax-Exempt	1,762	(163,502)	(161,740)	1,264,727

Ultra-Short Fixed Income	163	(86,994)	(86,831)	3,331,373

U.S. Government	–	(2,399)	(2,399)	48,710

U.S. Government Money Market	–	–	–	18,091,361

U.S. Government Select Money Market	–	–	–	3,641,262

U.S. Treasury Index	23	(10,741)	(10,718)	88,089

8. CAPITAL SHARE TRANSACTIONS

Transactions in Shares class for the six months ended September 30, 2022, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENTS OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS

Arizona Tax-Exempt	1,910	$ 18,710	87	$ 843	(6,470)	$ (63,187)	(4,473)	$ (43,634)

Bond Index	32,068	309,419	576	5,471	(60,664)	(579,880)	(28,020)	(264,990)

NORTHERN FUNDS SEMIANNUAL REPORT	377	FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENTS OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS

California Intermediate Tax-Exempt	8,536	$84,454	86	$ 842	(19,574)	$(192,213)	(10,952)	$(106,917)

California Tax-Exempt	5,849	61,085	69	727	(6,332)	(66,415)	(414)	(4,603)

Core Bond	1,183	10,745	57	528	(5,653)	(52,316)	(4,413)	(41,043)

Fixed Income	9,582	88,899	290	2,675	(21,053)	(195,312)	(11,181)	(103,738)

High Yield Fixed Income	160,227	940,601	1,921	11,237	(148,331)	(868,966)	13,817	82,872

High Yield Municipal	29,789	231,272	198	1,515	(41,622)	(321,223)	(11,635)	(88,436)

Intermediate Tax-Exempt	57,042	560,443	313	3,066	(108,992)	(1,071,720)	(51,637)	(508,211)

Limited Term Tax-Exempt	23,257	228,693	73	715	(34,868)	(343,751)	(11,538)	(114,343)

Limited Term U.S. Government	1,080	10,174	10	90	(754)	(7,067)	336	3,197

Multi-Manager Emerging Markets Debt Opportunity	184	1,294	–	–	(1,608)	(11,395)	(1,424)	(10,101)

Multi-Manager High Yield Opportunity	9,947	83,515	170	1,420	(6,980)	(58,461)	3,137	26,474

Short Bond	2,976	53,637	49	875	(4,413)	(79,478)	(1,388)	(24,966)

Tax-Advantaged Ultra-Short Fixed Income	67,977	677,017	307	3,048	(164,255)	(1,635,547)	(95,971)	(955,482)

Tax-Exempt	29,489	289,345	325	3,150	(72,543)	(706,975)	(42,729)	(414,480)

Ultra-Short Fixed Income	82,370	824,958	936	9,355	(89,438)	(895,307)	(6,132)	(60,994)

U.S. Government	616	5,509	29	261	(224)	(2,022)	421	3,748

U.S. Government Money Market	36,044,390	36,044,390	5,403	5,403	(38,076,283)	(38,076,283)	(2,026,490)	(2,026,490)

U.S. Government Select Money Market	6,968,997	6,968,997	1,380	1,380	(7,063,790)	(7,063,790)	(93,413)	(93,413)

U.S. Treasury Index	423	8,522	34	683	(552)	(11,114)	(95)	(1,909)

Transactions in Shares class for the fiscal year ended March 31, 2022, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENTS OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS

Arizona Tax-Exempt	3,042	$32,918	177	$ 1,906	(4,699)	$(50,324)	(1,480)	$(15,500)

Bond Index	42,472	454,677	2,379	25,531	(80,680)	(857,933)	(35,829)	(377,725)

California Intermediate Tax-Exempt	9,732	106,230	158	1,716	(11,134)	(119,730)	(1,244)	(11,784)

California Tax-Exempt	2,299	27,243	168	1,974	(2,626)	(30,627)	(159)	(1,410)

Core Bond	3,928	41,122	87	906	(9,031)	(94,012)	(5,016)	(51,984)

Fixed Income	8,993	94,435	430	4,504	(17,266)	(179,077)	(7,843)	(80,138)

High Yield Fixed Income	198,044	1,329,164	3,126	21,020	(84,961)	(569,617)	116,209	780,567

High Yield Municipal	45,614	411,591	244	2,194	(19,761)	(175,503)	26,097	238,282

Intermediate Tax-Exempt	41,867	450,145	1,339	14,455	(62,209)	(663,306)	(19,003)	(198,706)

Limited Term Tax-Exempt	16,401	169,275	803	8,274	(32,033)	(328,338)	(14,829)	(150,789)

Limited Term U.S. Government	1,072	10,732	3	33	(2,424)	(24,067)	(1,349)	(13,302)

Multi-Manager Emerging Markets Debt Opportunity	1,193	10,644	630	5,557	(5,749)	(48,203)	(3,926)	(32,002)

Multi-Manager High Yield Opportunity	6,292	59,138	288	2,702	(5,164)	(48,617)	1,416	13,223

Short Bond	10,125	191,256	99	1,874	(9,916)	(186,787)	308	6,343

Tax-Advantaged Ultra-Short Fixed Income	223,481	2,275,739	570	5,796	(301,101)	(3,063,944)	(77,050)	(782,409)

Tax-Exempt	25,707	281,151	1,129	12,375	(48,150)	(521,429)	(21,314)	(227,903)

Ultra-Short Fixed Income	176,871	1,817,701	1,706	17,503	(220,845)	(2,267,906)	(42,268)	(432,702)

U.S. Government	1,175	11,366	14	137	(1,881)	(18,351)	(692)	(6,848)

FIXED INCOME AND MONEY MARKET FUNDS	378	NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME AND MONEY MARKET FUNDS

SEPTEMBER 30, 2022 (UNAUDITED)

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENTS OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS

U.S. Government Money Market	74,768,261	$74,768,307	113	$113	(72,073,045)	$(72,073,045)	2,695,329	$2,695,375

U.S. Government Select Money Market	12,231,380	12,231,380	850	850	(12,416,180)	(12,416,180)	(183,950)	(183,950)

U.S. Treasury Index	1,488	33,328	94	2,092	(1,936)	(43,392)	(354)	(7,972)

Transactions in Siebert Williams Shank Shares for the six months ended September 30, 2022, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENTS OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS

Ultra-Short Fixed Income*	3,005	29,994	2	15	–	(4)	3,007	30,005

*	Commenced class operations on September 13, 2022.

9. INVESTMENTS IN AFFILIATES

Transactions in affiliated investments for the six months ended September 30, 2022, were as follows:

Amounts in thousands except shares	AFFILIATE	VALUE, BEGINNING OF PERIOD	PURCHASES	SALES PROCEEDS	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET REALIZED GAINS (LOSSES)	DIVIDEND INCOME	VALUE, END OF PERIOD	SHARES, END OF PERIOD

Arizona Tax-Exempt	Northern Institutional Funds - U.S. Government Portfolio (Shares)	$ 10,279	$ 32,789	$ 40,470	$–	$–	$ 14	$ 2,598	2,598,237

Bond Index	Northern Institutional Funds - U.S. Government Portfolio (Shares)	89,071	286,369	350,734	–	–	166	24,706	24,705,645

California Intermediate Tax-Exempt	Northern Institutional Funds - U.S. Government Portfolio (Shares)	16,391	121,283	135,607	–	–	98	2,067	2,066,829

California Tax-Exempt	Northern Institutional Funds - U.S. Government Portfolio (Shares)	12,354	67,846	69,622	–	–	85	10,578	10,578,202

Core Bond	Northern Institutional Funds - U.S. Government Portfolio (Shares)	973	142,118	142,983	–	–	38	108	107,755

Fixed Income	Northern Institutional Funds - U.S. Government Portfolio (Shares)	4,641	332,905	337,277	–	–	122	269	269,032

High Yield Fixed Income	Northern Institutional Funds - U.S. Government Portfolio (Shares)	190,682	527,133	558,600	–	–	925	159,215	159,214,677

High Yield Municipal	Northern Institutional Funds - U.S. Government Portfolio (Shares)	42,137	155,980	186,823	–	–	110	11,294	11,294,325

NORTHERN FUNDS SEMIANNUAL REPORT	379	FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

Amounts in thousands except shares	AFFILIATE	VALUE, BEGINNING OF PERIOD	PURCHASES	SALES PROCEEDS	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET REALIZED GAINS (LOSSES)	DIVIDEND INCOME	VALUE, END OF PERIOD	SHARES, END OF PERIOD

Intermediate Tax-Exempt	Northern Institutional Funds - U.S. Government Portfolio (Shares)	$72,206	$448,364	$478,144	$–	$–	$231	$42,426	42,426,365

Limited Term Tax-Exempt	Northern Institutional Funds - U.S. Government Portfolio (Shares)	24,998	254,197	259,555	–	–	182	19,640	19,639,926

Limited Term U.S. Government	Northern Institutional Funds - U.S. Government Portfolio (Shares)	92	82,257	79,454	–	–	28	2,895	2,894,584

Multi-Manager Emerging Markets Debt Opportunity	Northern Institutional Funds - U.S. Government Portfolio (Shares)	5,265	89,132	88,496	–	–	32	5,901	5,900,861

Multi-Manager High Yield Opportunity	Northern Institutional Funds - U.S. Government Portfolio (Shares)	11,179	109,846	113,717	–	–	63	7,308	7,307,664

Short Bond	FlexShares® Disciplined Duration MBS Index Fund	4,447	–	–	(366)	—	62	4,081	202,000

	Northern Institutional Funds - U.S. Government Portfolio (Shares)	7,664	71,300	72,976	–	–	38	5,988	5,987,670

	Total	$12,111	$71,300	$72,976	$(366)	$–	$100	$10,069	6,189,670

Tax-Advantaged Ultra-Short Fixed Income	Northern Institutional Funds - U.S. Government Portfolio (Shares)	$9,967	$1,178,389	$1,157,148	$–	$–	$302	$31,208	31,208,137

Tax-Exempt	Northern Institutional Funds - U.S. Government Portfolio (Shares)	73,582	273,547	339,940	–	–	117	7,189	7,188,659

Ultra-Short Fixed Income	Northern Institutional Funds - U.S. Government Portfolio (Shares)	204,346	1,042,348	1,147,749	–	–	568	98,945	98,945,070

U.S. Government	Northern Institutional Funds - U.S. Government Portfolio (Shares)	391	70,801	67,688	–	–	28	3,504	3,504,340

U.S. Treasury Index	Northern Institutional Funds - U.S. Government Portfolio (Shares)	691	9,736	10,119	–	–	2	308	307,962

10. DERIVATIVE INSTRUMENTS

Information concerning the types of derivatives in which the Funds invest, the objectives for using them and their related risks can be found in Note 2.

FIXED INCOME AND MONEY MARKET FUNDS	380	NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME AND MONEY MARKET FUNDS

SEPTEMBER 30, 2022 (UNAUDITED)

Below are the types of derivatives by primary risk exposure as presented in the Statements of Assets and Liabilities as of September 30, 2022:

		ASSETS			LIABILITIES

Amounts in thousands	CONTRACT TYPE	STATEMENTS OF ASSETS LOCATION	VALUE		STATEMENTS OF LIABILITIES LOCATION	VALUE

Core Bond	Interest rate contracts	Net Assets - Net unrealized appreciation	$354	*	Net Assets - Net unrealized depreciation	$–

Fixed Income	Interest rate contracts	Net Assets - Net unrealized appreciation	1,599	*	Net Assets - Net unrealized depreciation	(12	)*

Multi-Manager Emerging Markets Debt Opportunity	Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	81		Unrealized depreciation on forward foreign currency exchange contracts	(98)

*

Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments’ footnotes. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

The Funds may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, netting agreements allow the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, the Funds manage their cash collateral and securities collateral on a counterparty basis. In the event of default where the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the defaulting party, realization of collateral by the Funds may be delayed or limited. In addition, the netting agreements provide the right for the non-defaulting party to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.

As of September 30, 2022, gross amounts of assets and liabilities for forward foreign exchange contracts not offset in the Statements of Assets and Liabilities, related collateral and net amounts after taking into account netting agreements, by counterparty, are as follows:

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
Amounts in Thousands	Counterparty	GROSS AMOUNTS OF ASSETS PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS	CASH COLLATERAL RECEIVED	NET AMOUNT

Multi-Manager Emerging Markets Debt Opportunity Fund	Barclays	$20	$(10)	$–	$10

	BNP	5	(5)	–	–

	Citibank	2	(2)	–	–

	JPMorgan Chase	10	(9)	–	1

	Merrill Lynch	4	(4)	–	–

	Morgan Stanley	20	(15)	–	5

	Santander	6	(2)	–	4

	Standard Chartered Bank	14	(14)	–	–

	Total	$81	$(61)	$–	$20

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
Amounts in Thousands	Counterparty	GROSS AMOUNTS OF LIABILITIES PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS	CASH COLLATERAL PLEDGED	NET AMOUNT

Multi-Manager Emerging Markets Debt Opportunity Fund	Barclays	$(10)	$10	$–	$–

	BNP	(8)	5	–	(3)

	Citibank	(2)	2	–	–

	JPMorgan Chase	(9)	9	–	–

	Merrill Lynch	(8)	4	–	(4)

	Morgan Stanley	(15)	15	–	–

NORTHERN FUNDS SEMIANNUAL REPORT	381	FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
Amounts in Thousands	Counterparty	GROSS AMOUNTS OF LIABILITIES PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS	CASH COLLATERAL PLEDGED	NET AMOUNT

	Santander	$ (2)	$ 2	$–	$ –

	Standard Chartered Bank	(44)	14	–	(30)

	Total	$(98)	$61	$–	$(37)

The following tables set forth, by primary risk exposure, the Funds’ realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended September 30, 2022:

		AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVE CONTRACTS

Amounts in thousands	CONTRACT TYPE	STATEMENTS OF OPERATIONS LOCATION	VALUE

Core Bond	Interest rate contracts	Net realized gains (losses) on futures contracts	$ (51)

Fixed Income	Interest rate contracts	Net realized gains (losses) on futures contracts	757

Multi-Manager Emerging Markets Debt Opportunity	Foreign exchange contracts	Net realized gains (losses) on forward foreign currency exchange contracts	(330)

	Interest rate contracts	Net realized gains (losses) on interest rate swap agreements	(41)

		CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVE CONTRACTS

Amounts in thousands	CONTRACT TYPE	STATEMENTS OF OPERATIONS LOCATION	VALUE

Core Bond	Interest rate contracts	Net change in unrealized appreciation (depreciation) on futures contracts	$ 354

Fixed Income	Interest rate contracts	Net change in unrealized appreciation (depreciation) on futures contracts	1,587

Multi-Manager Emerging Markets Debt Opportunity	Foreign exchange contracts	Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	205

	Interest rate contracts	Net change in unrealized appreciation (depreciation) on interest rate swap agreements	4

Volume of derivative activity for the six months ended September 30, 2022*:

	FOREIGN EXCHANGE CONTRACTS		INTEREST RATE CONTRACTS
	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT**	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT**

Core Bond	–	$ –	9	$ 2,907

Fixed Income	–	–	10	15,084

Multi-Manager Emerging Markets Debt Opportunity	578	126	–	–

*	Activity for the period is measured by number of trades during the period and average notional amount for futures interest rate contracts.

**	Amounts in thousands.

11. INDEMNIFICATIONS AND WARRANTIES

In the ordinary course of their business, the Funds may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Funds. The maximum exposure to the Funds under these provisions is unknown, as this would involve future claims that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe the risk of loss to be remote.

12. NEW ACCOUNTING PRONOUNCEMENTS

In March 2020, the FASB issued Accounting Standards Update (ASU) 2020-04, Reference Rate Reform (Topic 848) “Facilitation of the Effects of Reference Rate Reform on Financial Reporting”

FIXED INCOME AND MONEY MARKET FUNDS	382	NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME AND MONEY MARKET FUNDS

SEPTEMBER 30, 2022 (UNAUDITED)

(“ASU 2020-04”), which provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021. The new guidance is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022, and the adoption of ASU 2020-04 is elective. Management does not believe this update has a material impact on the Funds’ financial statements and disclosures.

In December 2020, Rule 2a-5 under the 1940 Act was adopted by the SEC and establishes requirements for determining fair value in good faith for purposes of the 1940 Act. The effective date for compliance with Rule 2a-5 was September 8, 2022. Management believes the adoption of Rule 2a-5 did not have a material impact on the financial statements.

13. LIBOR TRANSITION

Certain of the Funds’ investments, payment obligations and financing terms may be based on floating rates, such as LIBOR, Euro Interbank Offered Rate and other similar types of reference rates (each, a “Reference Rate”). On July 27, 2017, the Chief Executive of the UK Financial Conduct Authority (“FCA”), which regulates LIBOR, announced that the FCA will no longer persuade nor compel banks to submit rates for the calculation of LIBOR and certain other Reference Rates after 2021. Most LIBOR settings ceased to be published after December 31, 2021 and a majority of U.S. dollar LIBOR settings will cease publication after June 30, 2023. The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing the SOFR that is intended to replace U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication. Uncertainty related to the liquidity impact of the change in rates, and how to appropriately adjust these rates at the time of transition, poses risks for the Funds. The effect of any changes to, or discontinuation of, LIBOR on the Funds will depend on, among other things, (1) existing fallback or termination provisions in individual contracts and (2) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new instruments and contracts. The expected discontinuation of LIBOR could have a significant impact on the financial markets in general and may also present heightened risk to market participants, including public companies, investment advisers, investment companies, and broker-dealers. The risks associated with this discontinuation and transition will be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Funds until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially accepted and market practices become settled.

14. CORONAVIRUS (COVID-19) PANDEMIC

The global outbreak of the coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may adversely impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations, and their ability to achieve their investment objective(s).

15. EUROPEAN INSTABILITY

Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to Russia’s invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion. To the extent that a Fund has exposure to Russian or other Eastern European investments, the Fund’s ability to price, buy, sell, receive or deliver such investments may be impaired. These and any related events could significantly impact a Fund’s performance and the value of an investment in the Fund, even beyond any direct exposure the Fund may have to Russian issuers or adjoining geographic regions. Funds that track an index (an Index Fund) may experience challenges liquidating positions in Russian securities that have been removed from its underlying index and/or sampling the underlying index to continue to seek the Index Fund’s respective investment goal. Such circumstances may lead to increased tracking error between an Index Fund’s performance and the performance of its respective underlying index.

16. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements were issued, and has concluded that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure.

NORTHERN FUNDS SEMIANNUAL REPORT	383	FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

FUND EXPENSES

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, if any, including redemption fees on exchanges and redemptions; and (2) ongoing costs, including management fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2022 through September 30, 2022.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled Expenses Paid 4/1/2022 - 9/30/2022 to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees or other costs such as advisory fees related to affiliated money market fund investments, but shareholders of other funds may incur such costs. For example, the information does not reflect redemption fees (See page 370), if any, in the High Yield Fixed Income, Multi-Manager Emerging Markets Debt Opportunity and Multi-Manager High Yield Opportunity Funds. If these fees were included, your costs would have been higher. The information also does not reflect reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds (See page 376), which may result in different expense ratios in the Financial Highlights.

Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

ARIZONA TAX-EXEMPT

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2022	ENDING ACCOUNT VALUE 9/30/2022	EXPENSES PAID* 4/1/2022- 9/30/2022

Actual	0.46%	$1,000.00	$ 930.40	$2.23

Hypothetical (5% return before expenses)	0.46%	$1,000.00	$1,022.76	$2.33

BOND INDEX

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2022	ENDING ACCOUNT VALUE 9/30/2022	EXPENSES PAID* 4/1/2022- 9/30/2022

Actual	0.14%	$1,000.00	$ 907.50	$0.67

Hypothetical (5% return before expenses)	0.14%	$1,000.00	$1,024.37	$0.71

CALIFORNIA INTERMEDIATE TAX-EXEMPT

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2022	ENDING ACCOUNT VALUE 9/30/2022	EXPENSES PAID* 4/1/2022- 9/30/2022

Actual	0.45%	$1,000.00	$ 937.90	$ 2.19

Hypothetical (5% return before expenses)	0.45%	$1,000.00	$1,022.81	$2.28

CALIFORNIA TAX-EXEMPT

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2022	ENDING ACCOUNT VALUE 9/30/2022	EXPENSES PAID* 4/1/2022- 9/30/2022

Actual	0.46%	$1,000.00	$ 923.10	$2.22

Hypothetical (5% return before expenses)	0.46%	$1,000.00	$1,022.76	$2.33

CORE BOND

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2022	ENDING ACCOUNT VALUE 9/30/2022	EXPENSES PAID* 4/1/2022- 9/30/2022

Actual	0.41%	$1,000.00	$ 901.10	$1.95

Hypothetical (5% return before expenses)	0.41%	$1,000.00	$1,023.01	$2.08

*

Expenses are calculated using the Funds’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended September 30, 2022. Expenses are equal to the Funds’ annualized expense ratio for the period April 1, 2022 through September 30, 2022, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

FIXED INCOME AND MONEY MARKET FUNDS	384	NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME AND MONEY MARKET FUNDS

SEPTEMBER 30, 2022 (UNAUDITED)

FIXED INCOME

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2022	ENDING ACCOUNT VALUE 9/30/2022	EXPENSES PAID* 4/1/2022- 9/30/2022

Actual	0.45%	$1,000.00	$ 898.20	$2.14

Hypothetical (5% return before expenses)	0.45%	$1,000.00	$1,022.81	$2.28

HIGH YIELD FIXED INCOME

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2022	ENDING ACCOUNT VALUE 9/30/2022	EXPENSES PAID* 4/1/2022- 9/30/2022

Actual	0.75%	$1,000.00	$ 886.60	$3.55

Hypothetical (5% return before expenses)	0.75%	$1,000.00	$1,021.31	$3.80

HIGH YIELD MUNICIPAL

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2022	ENDING ACCOUNT VALUE 9/30/2022	EXPENSES PAID* 4/1/2022- 9/30/2022

Actual	0.59%	$1,000.00	$ 872.70	$2.77

Hypothetical (5% return before expenses)	0.59%	$1,000.00	$1,022.11	$2.99

INTERMEDIATE TAX-EXEMPT

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2022	ENDING ACCOUNT VALUE 9/30/2022	EXPENSES PAID* 4/1/2022- 9/30/2022

Actual	0.45%	$1,000.00	$ 940.30	$2.19

Hypothetical (5% return before expenses)	0.45%	$1,000.00	$1,022.81	$2.28

LIMITED TERM TAX-EXEMPT

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2022	ENDING ACCOUNT VALUE 9/30/2022	EXPENSES PAID* 4/1/2022- 9/30/2022

Actual	0.45%	$1,000.00	$ 980.60	$2.23

Hypothetical (5% return before expenses)	0.45%	$1,000.00	$1,022.81	$2.28

LIMITED TERM U.S. GOVERNMENT

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2022	ENDING ACCOUNT VALUE 9/30/2022	EXPENSES PAID* 4/1/2022- 9/30/2022

Actual	0.42%	$1,000.00	$ 969.80	$2.07

Hypothetical (5% return before expenses)	0.42%	$1,000.00	$1,022.96	$2.13

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2022	ENDING ACCOUNT VALUE 9/30/2022	EXPENSES PAID* 4/1/2022- 9/30/2022

Actual	0.93%	$1,000.00	$ 845.00	$4.30

Hypothetical (5% return before expenses)	0.93%	$1,000.00	$1,020.41	$4.71

MULTI-MANAGER HIGH YIELD OPPORTUNITY

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2022	ENDING ACCOUNT VALUE 9/30/2022	EXPENSES PAID* 4/1/2022- 9/30/2022

Actual	0.86%	$1,000.00	$ 897.50	$4.09

Hypothetical (5% return before expenses)	0.86%	$1,000.00	$1,020.76	$4.36

SHORT BOND

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2022	ENDING ACCOUNT VALUE 9/30/2022	EXPENSES PAID* 4/1/2022- 9/30/2022

Actual	0.40%	$1,000.00	$ 972.20	$1.98

Hypothetical (5% return before expenses)	0.40%	$1,000.00	$1,023.06	$2.03

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2022	ENDING ACCOUNT VALUE 9/30/2022	EXPENSES PAID* 4/1/2022- 9/30/2022

Actual	0.25%	$1,000.00	$ 992.00	$1.25

Hypothetical (5% return before expenses)	0.25%	$1,000.00	$1,023.82	$1.27

TAX-EXEMPT

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2022	ENDING ACCOUNT VALUE 9/30/2022	EXPENSES PAID* 4/1/2022- 9/30/2022

Actual	0.45%	$1,000.00	$ 917.40	$2.16

Hypothetical (5% return before expenses)	0.45%	$1,000.00	$1,022.81	$2.28

*

Expenses are calculated using the Funds’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended September 30, 2022. Expenses are equal to the Funds’ annualized expense ratio for the period April 1, 2022 through September 30, 2022, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

NORTHERN FUNDS SEMIANNUAL REPORT	385	FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

FUND EXPENSES (continued)	SEPTEMBER 30, 2022 (UNAUDITED)

ULTRA-SHORT FIXED INCOME

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2022	ENDING ACCOUNT VALUE 9/30/2022	EXPENSES PAID* 4/1/2022- 9/30/2022

Actual	0.25%	$1,000.00	$ 993.20	$1.25

Hypothetical (5% return before expenses)	0.25%	$1,000.00	$1,023.82	$1.27

Siebert Williams Shank Shares(1)

Actual	0.25%	$1,000.00	$ 997.00	$0.12

Hypothetical (5% return before expenses)	0.25%	$1,000.00	$1,023.82	$1.27
U.S. GOVERNMENT

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2022	ENDING ACCOUNT VALUE 9/30/2022	EXPENSES PAID* 4/1/2022- 9/30/2022

Actual	0.42%	$1,000.00	$ 953.60	$2.06

Hypothetical (5% return before expenses)	0.42%	$1,000.00	$1,022.96	$ 2.13
U.S. GOVERNMENT MONEY MARKET

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2022	ENDING ACCOUNT VALUE 9/30/2022	EXPENSES PAID* 4/1/2022- 9/30/2022

Actual	0.33%	$1,000.00	$1,004.90	$1.66

Hypothetical (5% return before expenses)	0.33%	$1,000.00	$1,023.41	$1.67
U.S. GOVERNMENT SELECT MONEY MARKET

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2022	ENDING ACCOUNT VALUE 9/30/2022	EXPENSES PAID* 4/1/2022- 9/30/2022

Actual	0.33%	$1,000.00	$1,005.10	$1.66

Hypothetical (5% return before expenses)	0.33%	$1,000.00	$1,023.41	$1.67
U.S. TREASURY INDEX

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2022	ENDING ACCOUNT VALUE 9/30/2022	EXPENSES PAID* 4/1/2022- 9/30/2022

Actual	0.16%	$1,000.00	$ 919.80	$0.77

Hypothetical (5% return before expenses)	0.16%	$1,000.00	$1,024.27	$0.81
*

Expenses are calculated using the Funds’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended September 30, 2022. Expenses are equal to the Funds’ annualized expense ratio for the period April 1, 2022 through September 30, 2022, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

[1]	Commenced class operations on September 13, 2022. The actual expense example is based on the period since inception; the hypothetical example is based on the half-year beginning April 1, 2022.

FIXED INCOME AND MONEY MARKET FUNDS	386	NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME AND MONEY MARKET FUNDS

APPROVAL OF MANAGEMENT AGREEMENT AND SUB-ADVISORY AGREEMENTS	SEPTEMBER 30, 2022 (UNAUDITED)

All Funds except Multi-Manager High Yield Opportunity and Multi-Manager Emerging Markets Debt Opportunity Funds

At an in-person meeting held on May 18-19, 2022 (the “Annual Contract Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of Northern Funds (the “Trust”), including all of the Trustees (the “Independent Trustees”) who are not “interested persons” as defined in the Investment Company Act of 1940 (the “1940 Act”) voting separately, reviewed and approved the continuance of the investment management agreement (the “Management Agreement”) between Northern Trust Investments, Inc. (“Northern”) and the Trust, on behalf of each of Arizona Tax-Exempt, Bond Index, California Intermediate Tax-Exempt, California Tax-Exempt, Core Bond, Fixed Income, High Yield Fixed Income, High Yield Municipal, Intermediate Tax-Exempt, Limited Term Tax-Exempt (formerly known as Short-Intermediate Tax-Exempt), Limited Term U.S. Government (formerly known as Short-Intermediate U.S. Government), Short Bond, Tax-Advantaged Ultra-Short Fixed Income, Tax-Exempt, Ultra-Short Fixed Income, U.S. Government, U.S. Government Money Market, U.S. Government Select Money Market and U.S. Treasury Index Funds (each a “Fund” and collectively, the “Funds”) for an additional one-year period.

In advance of, and at, the Annual Contract Meeting, the Trustees received, considered and discussed a variety of information relating to the Management Agreement, Northern, and Northern’s affiliates. This information included written materials and verbal presentations at a Board meeting held via videoconference and telephonically on February 16-17, 2022 and an executive session held on April 7, 2022 (the “February and April Meetings”). At the Annual Contract Meeting, the Trustees considered these reports and presentations and discussed the information that had been provided. Throughout the process, the Trustees asked questions of and requested additional information from Northern. In connection with their deliberations, the Independent Trustees met separately with and were advised by their independent legal counsel and received a memorandum from their independent legal counsel regarding their responsibilities under applicable law. They met in executive sessions at the Annual Contract Meeting, and each of the other Board meetings, with their independent legal counsel without employees of Northern present.

In evaluating the Management Agreement, the Trustees discussed with independent legal counsel Northern’s reports, presentations and other information that had been provided to them at the February and April Meetings and at the Annual Contract Meeting, as well as their interactions with Northern throughout the year and in past years at various meetings. The Trustees noted that the evaluation process with respect to Northern and the Management Agreement was an on-going one throughout the year.

The Trustees reviewed and assessed, among other things, information relating to: (a) the nature, extent and quality of the services provided by Northern; (b) the Funds’ investment performance over different time periods, including in comparison to the investment performance of mutual fund peer groups and categories selected by an independent third-party data provider (the “Data Provider”); (c) the contractual and actual management fees and total expenses (before and after expense reimbursements and waivers) of the Funds in comparison to those borne by mutual fund peer expense groups and categories selected by the Data Provider; (d) the cost of the services and profits realized by Northern and its affiliates from their relationship with the Funds; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to Northern and its affiliates as a result of Northern’s relationship with the Funds; and (g) other factors deemed relevant by the Trustees.

The materials reviewed by the Board included, without limitation: (i) information on the investment performance of the Funds in comparison to other mutual funds and performance benchmarks; (ii) compliance reports; (iii) information about Northern’s and its affiliates’ risk management processes, stress testing, credit research, business continuity and cyber-security programs; (iv) fees charged to and expenses borne by the Funds; (v) the qualifications of Northern and its affiliates to provide services to the Funds, including Northern’s staffing for the Funds and the experience of the portfolio managers, credit research and other personnel as well as Northern’s and its affiliates’ financial resources and its ability to attract and retain portfolio management talent; (vi) Northern’s and its affiliates’ investments in technology to benefit the Funds; (vii) information regarding purchases and redemptions of each Fund’s shares; (viii) policies adopted by Northern regarding brokerage, including soft dollars, trade allocations and other matters; and (ix) the nature of the Funds’ shareholders.

The Trustees were provided with a description of the methodology of the Data Provider used to determine the similarity of the Funds with the funds included in their respective peer expense groups and peer expense and performance universes. The Trustees considered the Funds’ relationship to other mutual funds and exchange-traded funds advised and offered by Northern and other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry). In evaluating the Management Agreement for each of the Funds, the Trustees gave weight to various factors including those discussed below but did not identify any single factor as controlling their decision, and each Trustee may have attributed different weight to different factors. The Trustees considered the information provided to it about the Funds together and with respect to each Fund separately as the Board deemed appropriate.

Nature, Extent and Quality of Services

The Trustees considered, as part of their review, the nature, extent and quality of the services provided by Northern and its affiliates to the Funds, including both the investment advisory services, and separately the administrative and other non-advisory services that are provided to the Funds by Northern and its affiliates. These services include acting as the Funds’ administrator and

NORTHERN FUNDS SEMIANNUAL REPORT	387	FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

APPROVAL OF MANAGEMENT AGREEMENT AND SUB-ADVISORY AGREEMENTS (continued)

sub-administrator, custodian and transfer agent and providing other services necessary for the operation of the Funds and the Trust. The Trustees understood that the Management Agreement encompassed both the advisory and administrative functions being rendered by Northern and its affiliates.

The Trustees considered, in evaluating whether to approve the Management Agreement, that subject to the supervision of the Board of Trustees, Northern is responsible for the management of the investment operations of each Fund and the composition of each Fund’s assets, including the day-to-day portfolio management of each Fund. The Trustees discussed that, under the Management Agreement, Northern was responsible for, among other things: (i) furnishing a continuous investment program for each Fund; (ii) determining what investments or securities will be purchased, retained or sold by each Fund, what portion of each Fund’s assets will be invested or held uninvested as cash, and managing the cash portion of each Fund’s assets; (iii) trading the assets of each Fund with broker-dealers selected by Northern, including using Northern’s best judgment to obtain the best overall terms available in executing portfolio transactions; (iv) making determinations with respect to aggregation of Fund trades with other Funds and/or other fiduciary or agency accounts managed by Northern and its affiliates; (v) reviewing and preparing Fund regulatory documents; (vi) monitoring for anticipated purchases and redemptions of Fund shares; and (vii) developing, monitoring and coordinating Northern’s investor programs for Fund shareholders. The Trustees considered that each of the U.S. Government Money Market and U.S. Government Select Money Market Funds had maintained a stable net asset value.

The Trustees considered the strength of Northern’s and its affiliates’ risk management processes, including significant commitments to address regulatory compliance requirements applicable to the Funds, and in particular the regular reporting on stress testing with respect to the money market and fixed income Funds. They considered information regarding the effectiveness and resources of the compliance team, including maintaining and monitoring Northern’s and the Funds’ compliance programs. The Trustees noted that on a regular basis they received and reviewed information from the Trust’s Chief Compliance Officer (“CCO”) regarding the Funds’ compliance policies and procedures pursuant to Rule 38a-1 under the 1940 Act. They considered the quality of Northern’s compliance oversight program with respect to all of the Funds’ service providers, as well as Northern’s responses to any compliance or operational matters raised during the year.

The Trustees considered expenditures made by Northern and its affiliates to improve the quality and scope of their services to the Funds, and the quality of Northern’s communications with, and services to, shareholders of the Funds. The Trustees reviewed the administrative services provided to the Funds by Northern and its affiliates, including its oversight of the Funds’ day-to-day custodial, transfer agency and fund accounting operations. The Trustees noted that the scope of services provided by Northern, and the undertakings required of Northern in connection with those services, had expanded over time as a result of regulatory, market and other developments, and considered Northern’s initiatives on behalf of the Funds to address those developments.

The Trustees considered the qualifications, background and responsibilities of Northern’s senior management and investment personnel. They noted Northern’s recruitment and retention plans for attracting high quality investment professionals, as well as its portfolio management compensation structure and the consistency of investment approach with respect to the Funds. The Trustees considered Northern’s and its affiliates’ strong financial position and stability.

Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by Northern and its affiliates to the Funds and their shareholders.

Performance

The Trustees considered the investment performance of each of the Funds, including whether it had operated within its respective investment objectives, as well as its compliance with its investment restrictions. For Funds that had been in existence for the applicable periods, the Trustees received information on the Funds’ investment performance for one, two, three, four, five and ten years ended January 31, 2022, as well as performance for the month, quarter and year-to-date ended January 31, 2022. The Trustees compared the investment performance of the Funds to the performance of other registered funds and to rankings issued by the Data Provider. The Funds were ranked by the Data Provider in quintiles, ranging from first to fifth, where first is the best quintile position and fifth is the worst.

The Trustees considered the performance of each of the Funds against their respective peer performance universe for the one-, three-, five- and ten-year periods (as applicable) ended January 31, 2022. The Trustees noted that the Funds were all in the top three quintiles for the one- and three-year periods and/or the one- and five-year periods, except:

•	Arizona Tax-Exempt Fund was in the fifth quintile for the one-year period, the fourth quintile for the three-year period, and third quintile for the five-year period. Northern reported that its investment strategy for Arizona Tax-Exempt Fund had overweighted higher rated securities and underweighted lower rated securities, and that the Fund had made moderate additions of lower quality securities when and where appropriate. Northern expressed its belief that this investment strategy may add value over long-term investment horizons.

•	The Bond Index Fund was in the fourth quintile for the one-, three- and five-year periods. Northern reported that the Bond Index Fund seeks to provide investments results approximating the overall performance of the securities included in the Bloomberg U.S. Aggregate Bond Index. Northern confirmed that tracking differences are in line with expectations and

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expressed their satisfaction with the Bloomberg U.S. Aggregate Bond Index as the Fund’s broad-based index that is representative of the total bond market.

•	California Tax-Exempt Fund was in the fifth quintile for the one-year period and the fourth quintile for the three- and five-year periods. Northern reported that its investment strategy for California Tax-Exempt Fund had overweighted higher rated securities and underweighted lower rated securities, and that the Fund had made moderate additions of lower quality securities when and where appropriate. Northern expressed its belief that this investment strategy may add value over long-term investment horizons.

•	High Yield Municipal Fund was in the fourth quintile for the one- and five-year periods and third quintile for the three-year period. Northern reported that it continues to reposition High Yield Municipal Fund’s portfolio to improve performance by trimming duration and increasing risk to position the Fund more in line with its peers.

•	Tax-Exempt Fund was in the fourth quintile for the one- and five-year periods and third quintile for the three-year period. Northern reported that its investment strategy for Tax-Exempt Fund had overweighted higher rated securities and underweighted lower rated securities, and that the Fund had made moderate additions of lower quality securities when and where appropriate. Northern expressed its belief that this investment strategy may add value over long-term investment horizons.

•	Tax-Advantaged Ultra-Short Fixed Income Fund was in the fifth quintile for the one- and five-year periods and the fourth quintile for the three-year period. Northern reported that Tax-Advantaged Ultra-Short Fixed Income Fund was included in a Data Provider peer group that included taxable funds, which significantly impacted relative performance as the Fund holds over 50% of its portfolio in tax-exempt securities. Northern expressed its belief that Tax-Advantaged Ultra-Short Fixed Income Fund’s blended benchmark – which the Fund outperformed for the three-, five- and ten-year periods – is more appropriate for evaluating the Fund’s performance.

•	U.S. Government Fund was in the fourth quintile for the one-and five-year periods and in the fifth quintile for the three-year period. Northern reported that U.S. Government Fund’s Data Provider peer group varied greatly due to the range of mortgage-backed security holdings among the Data Provider peer group funds. Northern expressed its belief that U.S. Government Fund’s benchmark, Bloomberg Intermediate U.S. Government Bond Index, was more appropriate for evaluating performance, and that the Fund performance was slightly below its benchmark for the three-, five- and ten-year periods.

The Trustees considered that the actively managed Funds had generally outperformed their respective benchmarks (or, in the case of the money market Funds, their Data Provider benchmarks) for one or more of the one-, three- and five-year periods ended January 31, 2022, except for Arizona Tax-Exempt Fund, High Yield Municipal Fund, Limited Term Tax-Exempt Fund, Limited Term U.S. Government Fund, and U.S. Government Fund. The Trustees noted that both Limited Term Tax-Exempt Fund and Limited Term U.S. Government Fund had one-year performance in the top three Data Provider quintiles, and that performance issues with the remaining underperforming Funds had been addressed in connection with the peer comparisons discussed above.

The Trustees noted that each of the Bond Index Fund and the U.S. Treasury Index Fund seek to track its respective underlying index and that, during the year, the Board received periodic reports on the Funds’ short- and longer-term performance in comparison with its respective underlying index. The Trustees considered Northern’s discussions of the reasons for tracking differences of the index Funds and considered that each of them was appropriately tracking its respective index.

The Trustees considered Northern’s discussion of the Funds’ performance and explanations for differences in investment parameters of certain Funds and their peers. They considered the Funds’ investment performance relative to the investor base that the Funds are intended to serve. The Trustees noted the potential impact on performance of the relative risk parameters of the different Funds. Specifically, they took into consideration that Northern’s investment strategies may cause certain more risk averse fixed income Funds to underperform against their peers during certain market environments. In addition, the Trustees reviewed the consistency of Northern’s investment approach for the Funds and processes to address performance issues, if any. The Trustees noted that Northern’s in-depth performance reviews had assisted them in evaluating performance issues with respect to any Funds that were underperforming.

The Trustees concluded that, based on the information received, the Funds’ performance was generally satisfactory, noting the resources dedicated to improving the Funds’ performance and monitoring any underperformance, as applicable.

Fee Rates, Costs of Services and Profitability

The Trustees evaluated the Funds’ contractual and net (after expense reimbursements) management fee rates; the Funds’ total operating expense ratios; Northern’s contractual commitments to continue expense reimbursements for at least one year with respect to the Funds; and whether a consistent methodology was in place for determining the fees and expenses of the Funds. The Trustees considered the effect of changing interest rates on the money market Funds, and the expense waivers and reimbursements undertaken by Northern to support the money market Funds’ yields during the current and prior year. The Trustees considered actions taken by Northern to reduce Fund expenses, such as service provider and management fee reductions on several of the Funds over recent years. Additionally, the Trustees considered Northern’s reduction in the management fee and

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contractual expense limitation for High Yield Municipal Fund, which was approved at the Annual Contract Meeting. The Trustees considered that, for those Funds that were sweeping uninvested cash into a Northern-affiliated money market portfolio, Northern was in each case rebating back to the investing Fund or waiving, as the case may be, a portion of the management fee attributable to any assets invested in the applicable money market portfolio.

The Trustees reviewed information on the management fee rates paid by the Funds under the Management Agreement and the Funds’ total operating expense ratios compared to similar information for mutual funds advised by unaffiliated investment management firms, as prepared by the Data Provider. The report of the Data Provider compared the expenses of each Fund against its respective peer expense group and expense universe. In comparing the Funds’ contractual and actual management fees to those of comparable funds, the Trustees noted that the Funds’ management fees include both advisory and administrative costs.

The Trustees considered that Northern had reimbursed expenses and/or waived fees for many of the Funds. The Trustees noted that all of the fixed income Funds’ and money market Funds’ actual expenses, after reimbursements and fee waivers, were in the first or second quintile of their respective peer expense group and expense universe, with the exception of the High Yield Fixed Income Fund, which was in the third quintile of its peer expense group and expense universe, and the High Yield Municipal Fund, which was in the fourth quintile of its peer expense group and the third quintile of its peer expense universe. The Trustees noted Northern’s proposal to reduce the management fee and contractual expense limitation for High Yield Municipal Fund.

The Trustees noted that contractual management fees for the Funds were equal to or lower than the Funds’ respective peer expense group median contractual management fees, and that actual management fees were equal to or lower than the Funds’ respective peer expense group and peer expense universe median actual management fees, with the exception of:

•	Bond Index Fund, whose contractual management fee was higher than its peer expense group median contractual management fee;

•	Fixed Income Fund, whose contractual management fee was higher than its peer expense group median contractual management fee and actual management fee was higher than its peer expense universe median actual management fee;

•	High Yield Fixed Income Fund, High Yield Municipal Fund, Intermediate Tax-Exempt Fund, and Limited Term Tax-Exempt Fund, whose contractual management fees were higher than their respective peer expense group median contractual management fees and actual management fees were higher than their respective peer expense group and expense universe median actual management fees;
•	Short Bond Fund, whose actual management fee was higher than its peer expense group and peer expense universe median actual management fee; and

•	U.S. Government Money Market Fund and U.S. Government Select Money Market Funds, whose contractual management fees were higher than the Funds’ respective peer expense group median contractual management fees, and actual management fees were lower than the Funds’ respective peer expense group and peer expense universe median actual management fees.

The Trustees reviewed information comparing the Funds’ fee rates to the fee rates charged by Northern to other similarly managed, comparable private institutional accounts, if any. They noted that there were not applicable private institutional account comparisons for every Fund. For Funds with applicable private institutional account comparisons, the Trustees considered the difference in, and level of complexity of, services provided by Northern with regard to the private institutional accounts, as well as regulatory, operational and compliance differences, board and committee support provided by Northern to the Funds and other differences. The Trustees considered the fee comparisons in light of the differences in management of these different kinds of accounts. These comparisons assisted the Trustees in evaluating the reasonableness of the management fees paid by the Funds. Following these comparisons and upon further consideration and discussion of the foregoing, the Trustees concluded that the compensation payable by each Fund under the Management Agreement was fair and reasonable in light of the services provided.

The Trustees received information describing the Funds’ management fee structure. In addition, the Trustees considered the amount of assets in each Fund; the information provided by Northern relating to the costs of the services provided by it and its affiliates; and the profits realized by them through their relationship on a Fund-by-Fund basis and on an overall basis, both before and after distribution and certain non-distribution costs. The Trustees considered Northern’s assumptions and methodology for allocating costs to each Fund, recognizing that cost allocation methodologies are inherently subjective and not audited.

The Trustees discussed information provided by the Data Provider with respect to Northern’s profitability compared to other publicly traded advisers. They considered that comparisons of advisory agreement profitability across fund families are difficult and may be impacted by numerous factors, including the type of funds managed, business mix, cost allocation methodologies and other factors. The Trustees considered Northern’s expense reimbursements during the year. They considered the nature of the Funds and the high quality of the services provided by Northern and that Northern appeared to have the resources necessary to fulfill its obligations under its management and other agreements with the Funds. Based upon its consideration of all

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these factors, the Trustees concluded that Northern’s profitability was not excessive in view of the nature, extent and quality of services provided to each Fund.

Economies of Scale

The Trustees considered the extent to which economies of scale would be realized as the Funds grow and whether fee levels reflected these economies of scale for the benefit of shareholders. They considered Northern’s discussion of the Funds’ management fee structure and considered Northern’s view that the Funds were sharing in economies of scale through the Funds’ management fee rates and through Northern’s contractual expense reimbursements. The Trustees considered that the fixed income Funds (other than Bond Index Fund and U.S. Treasury Index Fund) had breakpoints, so that a fixed income Fund would be assessed a reduced management fee rate as the Fund grew, and that five fixed income Funds had reached a breakpoint as of January 31, 2022. The Trustees agreed that breakpoints were not necessary for the money market Funds at this time based on their current management fee rates and contractual expense reimbursements. The Trustees considered the voluntary fee waivers and expense reimbursements made by Northern for the money market Funds to support the Funds’ yield in the current and prior year. Based on the foregoing, the Trustees determined that the Funds’ current management fee structures were reasonable.

Fall Out and Other Benefits to Northern

The Trustees reviewed other benefits accruing to Northern and its affiliates as a result of their relationship with the Funds. Those benefits included fees received by Northern’s affiliates for transfer agency, custodial and sub-administrative functions. The Trustees considered that many of the Funds’ shareholders had other client relationships with Northern’s affiliates. In addition, the Trustees considered that the scale of the Funds provided opportunities to Northern to obtain securities trading advantages for its other advisory clients and that Northern and its affiliates benefit from their ability to leverage resources over a larger asset base.

Conclusion

After deliberation and based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the compensation payable under the Management Agreement is fair and reasonable in light of the services provided and such other matters as the Board considered relevant in the exercise of reasonable business judgment. After full consideration of the above factors as well as other factors, the Board, including the Independent Trustees, unanimously approved the continuance of the Management Agreement on behalf of each Fund.

Multi-Manager High Yield Opportunity and Multi-Manager Emerging Markets Debt Opportunity

At an in-person meeting held on May 18-19, 2022 (the “Annual Contract Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of Northern Funds (the “Trust”), including all of the Trustees (“Independent Trustees”) who are not “interested persons” as defined in the Investment the Company Act of 1940 (the “1940 Act”) voting separately, reviewed and approved the continuance of (i) the investment management agreement (the “Multi-Manager Management Agreement”) between Northern Trust Investments, Inc. (“Northern”) and the Trust, on behalf of each of Multi-Manager High Yield Opportunity Fund and Multi-Manager Emerging Markets Debt Opportunity Fund (each a “Multi-Manager Fixed Income Fund” and collectively, the “Multi-Manager Fixed Income Funds”) and (ii) the sub-advisory agreements (“Sub-Advisory Agreements”) between Northern and each sub-adviser to the Multi-Manager Fixed Income Funds for an additional one-year period.

In advance of, and at, the Annual Contract Meeting, the Trustees received, considered and discussed a variety of information relating to the Multi-Manager Management Agreement, Northern, and Northern’s affiliates, and information relating to the Sub-Advisory Agreements and each sub-adviser. This information included written materials and verbal presentations at a Board meeting held via videoconference and telephonically on February 16-17, 2022, and an executive session held on April 7, 2022 (the “February and April Meetings”). At the Annual Contract Meeting, the Trustees considered these reports and presentations and discussed the information that had been provided. Throughout the process, the Trustees asked questions of and requested additional information from Northern. In connection with their deliberations, the Independent Trustees met separately with and were advised by their independent legal counsel and received a memorandum from their independent legal counsel regarding their responsibilities under applicable law. They also met in executive sessions at the Annual Contract Meeting, and each of the other Board meetings, with their independent legal counsel without employees of Northern present.

Management Agreement

In evaluating the Multi-Manager Management Agreement, the Trustees discussed with independent legal counsel Northern’s reports, presentations and other information that had been provided to them at the February and April Meetings and at the Annual Contract Meeting, as well as their interactions with Northern throughout the year and in past years at various meetings. The Trustees noted that the evaluation process with respect to Northern and the Multi-Manager Management Agreement was an on-going one throughout the year.

The Trustees reviewed and assessed, among other things, information relating to: (a) the nature, extent and quality of the services provided by Northern; (b) the Multi-Manager Fixed

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Income Funds’ investment performance over different time periods, including in comparison to the investment performance of mutual fund peer groups and categories selected by an independent third party data provider (the “Data Provider”); (c) the contractual and actual management fees and total expenses (before and after expense reimbursements and waivers) of the Multi-Manager Fixed Income Funds in comparison to those borne by mutual fund peer expense groups and categories selected by the Data Provider; (d) the cost of the services and profits realized by Northern and its affiliates from their relationship with the Multi-Manager Fixed Income Funds; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to Northern and its affiliates as a result of Northern’s relationship with the Multi-Manager Fixed Income Funds; and (g) other factors deemed relevant by the Trustees.

The materials reviewed by the Board included, without limitation: (i) information on the investment performance of the Multi-Manager Fixed Income Funds in comparison to other mutual funds and performance benchmarks; (ii) compliance reports; (iii) information about Northern’s and its affiliates’ risk management processes, stress testing, credit research, business continuity and cyber-security programs; (iv) fees charged to and expenses borne by the Multi-Manager Fixed Income Funds; (v) the qualifications of Northern and its affiliates to provide services to the Multi-Manager Fixed Income Funds, including Northern’s staffing for the Multi-Manager Fixed Income Funds and the experience of the portfolio managers and other personnel, as well as Northern’s and its affiliates financial resources and its ability to attract and retain portfolio management talent; (vi) Northern’s and its affiliates investments in technology to benefit the Multi-Manager Fixed Income Funds; (vii) information regarding purchases and redemptions of each Multi-Manager Fixed Income Fund’s shares; (viii) policies adopted by Northern regarding brokerage, including soft dollars, trade allocations and other matters; and (ix) the nature of the Multi-Manager Fixed Income Funds’ shareholders.

The Trustees were provided with a description of the methodology used by the Data Provider to determine the similarity of the Multi-Manager Fixed Income Funds with the funds included in their respective peer expense groups and peer expense and performance universes. The Trustees considered the Multi-Manager Fixed Income Funds’ relationship to other mutual funds advised and offered by Northern and other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry). In evaluating the Multi-Manager Management Agreement for each of the Multi-Manager Fixed Income Funds, the Trustees gave weight to various factors including those discussed below but did not identify any single factor as controlling their decision, and each Trustee may have attributed different weight to different factors. The Trustees considered the information provided to it about the

Multi-Manager Fixed Income Funds together and with respect to each Multi-Manager Fixed Income Fund separately as the Board deemed appropriate.

Nature, Extent and Quality of Services

The Trustees considered, as part of their review, the nature, extent and quality of the services provided by Northern and its affiliates to the Multi-Manager Fixed Income Funds, including both the investment advisory services, and separately the administrative and other non-advisory services, that are provided to the Multi-Manager Fixed Income Funds by Northern and its affiliates. These services include acting as the Multi-Manager Fixed Income Funds’ administrator and sub-administrator, custodian and transfer agent and providing other services necessary for the operation of the Multi-Manager Fixed Income Funds and the Trust. The Trustees understood that the Multi-Manager Management Agreement encompassed both the advisory and administrative functions being rendered by Northern and its affiliates.

The Trustees considered, in evaluating whether to approve the Multi-Manager Management Agreement, that Northern engaged sub-advisers, subject to the Trustees’ approval, to each manage a discrete portion of the Multi-Manager Fixed Income Funds’ assets. They considered that Northern provided overall general investment management services to the Multi-Manager Fixed Income Funds and had the ultimate responsibility to oversee the sub-advisers, including to recommend their hiring, termination and replacement, subject to the Trustees’ approval. The Trustees discussed that Northern was responsible for, among other things: (i) selecting each Multi-Manager Fixed Income Fund’s investment strategies; (ii) allocating and reallocating assets among the sub-advisers consistent with each Multi-Manager Fixed Income Fund’s investment objective and strategies; (iii) monitoring and evaluating each sub-adviser’s performance; (iv) compensating the sub-advisers; and (v) overseeing the sub-advisers’ compliance programs and compliance with the applicable Multi-Manager Fixed Income Fund’s investment objectives, policies and restrictions. The Trustees noted that Northern also managed the cash portion of each Multi-Manager Fixed Income Fund, in addition to providing the foregoing services.

In addition, the Trustees considered that Northern selects the sub-advisers to manage the Multi-Manager Fixed Income Funds on the basis of both qualitative and quantitative analyses that assess a number of factors. They noted that Northern allocates a portion of the assets of each Multi-Manager Fixed Income Fund to a sub-adviser selected through this process on the basis of a particular strategy assigned to it. Therefore, the Trustees considered that the sub-advisers are chosen not only based on their performance but for their anticipated investment synergy with the other sub-advisers managing assets of the same Multi-Manager Fixed Income Fund. The Trustees considered that the prospectuses for the Multi-Manager Fixed Income Funds

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disclose Northern’s role in selecting the sub-advisers and that shareholders may consider this factor in determining whether to invest in a Multi-Manager Fixed Income Fund. The Trustees considered that at the time of the Annual Contract Meeting, Northern supervised a significant number of sub-advisers. The Trustees considered Northern’s expertise in managing multi-manager strategies and its investments in the multi-manager business.

The Trustees considered the strength of Northern’s and its affiliates’ risk management processes, including significant commitments to address regulatory compliance requirements applicable to the Multi-Manager Fixed Income Funds. They noted that Northern’s staff conducted thorough operational and compliance due diligence on prospective and existing sub-advisers and monitored the sub-advisers on a continuing basis throughout the year. They considered information regarding the effectiveness and resources of the compliance and operational due diligence teams, including maintaining and monitoring Northern’s and the Multi-Manager Fixed Income Funds’ compliance programs. The Trustees noted that on a regular basis they received and reviewed information from the Trust’s Chief Compliance Officer (“CCO”) regarding the Multi-Manager Fixed Income Funds’ compliance policies and procedures pursuant to Rule 38a-1 under the 1940 Act. They considered the quality of Northern’s compliance oversight program with respect to all of the Multi-Manager Fixed Income Funds’ service providers as well as Northern’s responses to any compliance or operational matters raised during the year.

The Trustees considered expenditures made by Northern and its affiliates to improve the quality and scope of their services to the Multi-Manager Fixed Income Funds, and the quality of Northern’s communications with, and services to, shareholders of the Multi-Manager Fixed Income Funds. The Trustees reviewed the administrative services provided to the Multi-Manager Fixed Income Funds by Northern and its affiliates, including its oversight of the Multi-Manager Fixed Income Funds’ day-to-day custodial, transfer agency and fund accounting operations. The Trustees noted that the scope of services provided by Northern, and the undertakings required of Northern in connection with those services, had expanded over time as a result of regulatory, market and other developments, and considered Northern’s initiatives on behalf of the Multi-Manager Fixed Income Funds to address those developments.

The Trustees considered the qualifications, background and responsibilities of Northern’s senior management and investment personnel. They noted Northern’s recruitment and retention plans for attracting high quality investment professionals, as well as its portfolio management compensation structure and the consistency of investment approach with respect to the Multi-Manager Fixed Income Funds. The Trustees considered Northern’s and its affiliates’ strong financial position and stability.

Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by Northern and its affiliates to the Multi-Manager Fixed Income Funds and their shareholders.

Performance

The Trustees considered the investment performance of each of the Multi-Manager Fixed Income Funds, including whether it had operated within its respective investment objectives, as well as its compliance with its investment restrictions. For Multi-Manager Fixed Income Funds that had been in existence for the applicable periods, the Trustees received information on the Multi-Manager Fixed Income Funds’ investment performance for one, two, three, four, five and ten years ended January 31, 2022, as well as performance for the month, quarter and year-to-date ended January 31, 2022. The Trustees compared the investment performance of the Multi-Manager Fixed Income Funds to the performance of other registered funds and to rankings issued by the Data Provider. The Multi-Manager Fixed Income Funds were ranked by the Data Provider in quintiles, ranging from first to fifth, where first is the best quintile position and fifth is the worst.

The Trustees considered the performance of each of the Multi-Manager Fixed Income Funds against their respective Data Provider peer performance universe for the one-, three- and five-year periods ended January 31, 2022. The Trustees noted that the Multi-Manager High Yield Opportunity Fund had performance in the first quintile for the one-year period, third quintile for the three-year period, and second quintile for the five-year period ended January 31, 2022. The Trustees noted that the Multi-Manager Emerging Markets Debt Opportunity Fund had performance in the fifth quintile for the one-, three- and five-year periods ended January 31, 2022. Northern reported on its efforts to improve the Multi-Manager Emerging Markets Debt Opportunity Fund’s performance, including changes to the Fund’s sub-advisory allocations and the addition of a new sub-adviser with a specific focus on emerging market corporate debt.

The Trustees considered the performance of the Multi-Manager Fixed Income Funds against their respective benchmarks for the one-, three- and five-year periods ended January 31, 2022, noting that the Multi-Manager High Yield Opportunity Fund had outperformed its benchmark for the one-year period and underperformed its benchmark for the three- and five-year periods, and that Multi-Manager Emerging Markets Debt Opportunity Fund had underperformed its benchmark for the one, three- and five-year periods.

The Trustees considered Northern’s discussion of the Multi-Manager Fixed Income Funds’ performance and explanations for differences in investment parameters of certain Multi-Manager Fixed Income Funds and their peers. They considered Northern’s continual monitoring of sub-advisers and their performance during the year, which included due diligence meetings. The Trustees noted that Northern’s in-depth

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performance reviews had assisted them in evaluating performance issues with respect to any Multi-Manager Fixed Income Funds that were underperforming.

The Trustees concluded that, based on the information received, the Multi-Manager High Yield Opportunity Fund’s performance was satisfactory, and that the resources dedicated by Northern to improving the Multi-Manager Emerging Markets Debt Opportunity Fund’s performance and monitoring its underperformance was also satisfactory.

Fee Rates, Costs of Services and Profitability

The Trustees evaluated the Multi-Manager Fixed Income Funds’ contractual and actual management (after expense reimbursements) fee rates; the Multi-Manager Fixed Income Funds’ total operating expense ratios; Northern’s contractual commitments to continue expense reimbursements for at least one year with respect to the Multi-Manager Fixed Income Funds; and whether a consistent methodology was in place for determining the fees and expenses of the Multi-Manager Fixed Income Funds. The Trustees considered actions taken by Northern to reduce Fund expenses, such as service provider and management fee reductions on several of the Multi-Manager Fixed Income Funds over recent years. Additionally, the Trustees considered Northern’s reduction in the contractual expense limitation for Multi-Manager Emerging Markets Debt Opportunity Fund that was approved at the Annual Contract Meeting. The Trustees considered that, for those Multi-Manager Fixed Income Funds that were sweeping uninvested cash into a Northern-affiliated money market portfolio, Northern was in each case rebating back to the investing Multi-Manager Fixed Income Fund or waiving, as the case may be, a portion of the management fee attributable to any assets invested in the applicable money market portfolio.

The Trustees reviewed information on the management fee rates paid by the Multi-Manager Fixed Income Funds under the Multi-Manager Management Agreement and the Multi-Manager Fixed Income Funds’ total operating expense ratios compared to similar information for mutual funds advised by unaffiliated investment management firms, as prepared by the Data Provider. The report of the Data Provider compared the expenses of each Multi-Manager Fixed Income Fund against its respective peer expense group and expense universe. In comparing the Multi-Manager Fixed Income Funds’ contractual and actual management fees to those of comparable funds, the Trustees noted that the Multi-Manager Fixed Income Funds’ management fees include both advisory and administrative costs. The Multi-Manager Fixed Income Funds were ranked by quintiles, ranging from first to fifth, where first is the best quintile position and fifth is the worst.

The Trustees noted that the actual expenses after reimbursements for Multi-Manager Emerging Markets Debt Opportunity Fund was in the third quintile of its peer expense group and expense universe, and Multi-Manager High Yield Opportunity Fund was in the third quintile of its peer expense group and fourth quintile of its peer expense universe. The Trustees noted that the contractual management fees for the Multi-Manager Fixed Income Funds were higher than their respective peer expense group median contractual management fees, and actual management fees were higher than their respective peer expense group and expense universe median actual management fees, respectively. They noted that Northern had proposed a reduction in Multi-Manager Emerging Markets Debt Opportunity Fund’s contractual expense limitation from 0.93% to 0.88%. Northern stated that total annual operating expenses after reimbursements for the Multi-Manager High Yield Opportunity Fund were below the expense group median reflected in the Data Provider report and believed that the Fund’s current contractual expense limitation amount was reasonable relative to the Fund’s peers.

The Trustees noted that Northern had no similarly managed, comparable private institutional accounts for the Multi-Manager Fixed Income Funds. Upon further consideration and discussion of the foregoing, the Trustees concluded that the compensation payable by each Multi-Manager Fixed Income Fund under the Multi-Manager Management Agreement was fair and reasonable in light of the services provided.

The Trustees received information describing the Multi-Manager Fixed Income Funds’ management fee structure and the amount retained by Northern after payment of the sub-advisory fees and the services provided by Northern under the Multi-Manager Management Agreement and in overseeing the sub-advisers. The Trustees considered that each of the Multi-Manager Fixed Income Funds utilized multiple sub-advisers. In addition, the Trustees considered the amount of assets in each Multi-Manager Fixed Income Fund; the information provided by Northern relating to the costs of the services provided by it and its affiliates; and the profits realized by them through their relationship on a Fund-by-Fund basis and on an overall basis, both before and after distribution and certain non-distribution costs. The Trustees noted that Northern had presented profitability information to the Trustees quarterly on a Fund-by-Fund basis as well as reports showing the expected impact on profitability by the addition of proposed sub-advisers, as required by the Multi-Manager Fixed Income Funds’ exemptive order. The Trustees considered Northern’s assumptions and methodology for allocating costs to each Multi-Manager Fixed Income Fund, recognizing that cost allocation methodologies are inherently subjective and not audited.

The Trustees discussed information provided by the Data Provider with respect to Northern’s profitability compared to other publicly traded advisers. They considered that comparisons of advisory agreement profitability across fund families are difficult and may be impacted by numerous factors, including the type of funds managed, business mix, cost allocation methodologies and other factors. The Trustees considered Northern’s expense reimbursements during the year. They considered the nature of the Multi-Manager Fixed Income Funds and the high quality of

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SEPTEMBER 30, 2022 (UNAUDITED)

the services provided by Northern and its affiliates, and that Northern and its affiliates appeared to have the resources necessary to fulfill its obligations under its management and other agreements with the Multi-Manager Fixed Income Funds. Based upon its consideration of all these factors, the Trustees concluded that Northern’s profitability was not excessive in view of the nature, extent and quality of services provided to each Multi-Manager Fixed Income Fund.

Economies of Scale

The Trustees considered the extent to which economies of scale would be realized as the Multi-Manager Fixed Income Funds grow and whether fee levels reflected these economies of scale for the benefit of shareholders. The Trustees noted that the management fee for all of the Multi-Manager Fixed Income Funds have breakpoints, so that as a Multi-Manager Fixed Income Fund’s assets grew it would be assessed a reduced management fee rate. They considered management’s discussion of the Multi-Manager Fixed Income Funds’ management fee structure and considered Northern’s view that the Multi-Manager Fixed Income Funds were sharing in economies of scale through the level at which the Multi-Manager Fixed Income Funds’ management fees are set and through Northern’s contractual expense reimbursements that limit the expenses for the Multi-Manager Fixed Income Funds to specific levels.

Based on the foregoing, the Trustees determined that the Multi-Manager Fixed Income Funds’ current management fee structures were reasonable.

Fall Out and Other Benefits to Northern

The Trustees reviewed other benefits accruing to Northern and its affiliates as a result of their relationship with the Multi-Manager Fixed Income Funds. Those benefits included fees received by the affiliates for transfer agency, custodial and sub-administrative functions. The Trustees considered that many of the Multi-Manager Fixed Income Funds’ shareholders had other client relationships with Northern’s affiliates. In addition, the Trustees considered that the scale of some of the Funds provided opportunities to Northern to obtain securities trading advantages for its other advisory clients and that Northern and its affiliates benefit from their ability to leverage resources over a larger asset base. The Trustees considered the benefits from many of the sub-advisory fee structures where the fee is based on assets managed by the sub-adviser for the Multi-Manager Fixed Income Funds and Northern’s other discretionary clients.

Conclusion

After deliberation and based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the compensation payable under the Multi-Manager Management Agreement is fair and reasonable in light of the services provided and such other matters as the Board considered relevant in the exercise of reasonable business judgment. After full consideration of the above factors as well as other factors, the Board, including the Independent Trustees, unanimously approved the continuance of the Multi-Manager Management Agreement on behalf of each Multi-Manager Fixed Income Fund.

Sub-Advisory Agreements

The Trustees considered the Sub-Advisory Agreements for the Multi-Manager Fixed Income Funds. The Trustees reviewed and discussed information and written materials from Northern and the sub-advisers regarding: (i) the nature and quality of the investment advisory services to be provided by the sub-advisers, including the experience and qualifications of the personnel providing such services; (ii) each sub-adviser’s financial condition, history of operations and ownership structure; (iii) the sub-advisers’ brokerage and soft dollar practices; (iv) the sub-advisers’ investment strategies and styles of investing; (v) the performance history of the sub-advisers with respect to the applicable Multi-Manager Fixed Income Fund; (vi) information with respect to each sub-adviser’s risk management and cybersecurity programs, compliance policies and procedures (including their codes of ethics), and the CCO’s evaluations of such policies and procedures, as well as the sub-adviser’s regulatory history; (vii) the sub-advisers’ conflicts of interest in managing the Multi-Manager Fixed Income Funds, including each sub-adviser’s other financial or business relationships with Northern or its affiliates; and (viii) the terms of the existing sub-advisory agreements. The Trustees reviewed and discussed Northern’s strategy for allocating assets among the various sub-advisers, as well as the current allocations of assets among the various sub-advisers.

In evaluating the sub-advisory agreements, the Trustees gave weight to various factors but did not identify any single factor as controlling their decision, and each Trustee may have attributed different weight to different factors. However, the Trustees relied upon the recommendations and performance evaluations of Northern with respect to each of the sub-advisers.

Nature, Extent and Quality of Services

The Trustees considered the information and evaluations provided by Northern with respect to each sub-adviser’s operations, qualifications and experience in managing the type of strategies for which the sub-adviser was engaged in connection with a Multi-Manager Fixed Income Fund. The Trustees placed emphasis on the CCO’s compliance program and the compliance monitoring schedule for each sub-adviser. The Trustees concluded that each sub-adviser had provided, and/or was able to provide, quality services to the Multi-Manager Fixed Income Funds.

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APPROVAL OF MANAGEMENT AGREEMENT AND SUB-ADVISORY AGREEMENTS (continued)

Fees, Expenses and Performance

The Trustees considered that the sub-advisers were each paid sub-advisory fees by Northern out of Northern’s management fees and not by the Multi-Manager Fixed Income Funds. The Trustees believed, based on Northern’s representations, that each sub-advisory agreement had been negotiated at arm’s-length among Northern and each sub-adviser and considered the reductions in certain of the sub-advisory fees in the past few years. In addition, the Trustees reviewed and compared each sub-adviser’s fees paid by Northern out of its management fees and fees paid to the sub-adviser by its other accounts with similar strategies, if any. Finally, the Trustees considered Northern’s representations that the fees to be paid to the sub-advisers were reasonable in light of the existing and anticipated quality of the services to be performed by them.

While the Trustees considered Northern’s profitability with respect to each Multi-Manager Fixed Income Fund, they did not consider the sub-advisers’ projected profitability, which they did not consider particularly relevant given that Northern paid the sub-advisers out of its own management fees and thus had an incentive to negotiate the lowest possible sub-advisory fees.

The Trustees considered and evaluated the performance information presented with respect to each sub-adviser and Northern’s evaluation of each sub-adviser’s performance. This information was compared to performance information with respect to each Multi-Manager Fixed Income Fund’s applicable performance benchmark. It was noted that each sub-adviser had a different style, and that these styles would outperform or underperform in various markets.

In particular, the Trustees noted that Ashmore Investment Management (“Ashmore”) had underperformed the Multi-Manager Emerging Markets Debt Opportunity Fund’s blended benchmark for one-year, three-year and sub-adviser inception to date, and had negative absolute one-year performance. Northern reported that Ashmore’s investment approach seeks to opportunistically allocate to areas outside of the Fund’s blended benchmark. As a result, the portfolio may underperform in periods of heightened market volatility, but its strategy of buying into market declines where it identifies levels of value aims to deliver strong absolute returns over a full market cycle. Northern stated that it was satisfied with Ashmore’s performance given its role within the Fund, noting that Ashmore’s investment strategy had historically added value over long-term investment horizons. Given the strategy’s higher risk profile, however, Northern proposed a reduction in Ashmore’s allocation within the Fund.

The Trustees noted that Neuberger Berman Investment Advisers (“NBIA”) had slightly under-performed the benchmark for the Multi-Manager High Yield Opportunity Fund for the one- and five-year and sub-adviser inception periods and had overall absolute positive returns for all periods greater than one year.

Northern reported that NBIA’s investment strategy provided relatively high quality exposure to high yield securities, and that NBIA’s performance provided the Fund with a competitive core component. Northern stated that it was satisfied with NBIA’s performance given its role within the Fund.

The Trustees concluded, based upon the information provided, that the sub advisers’ performance was generally satisfactory and, where there had been ongoing sub adviser underperformance, Northern had acted quickly to make changes to improve Fund performance, including by adding additional sub-advisers.

Economies of Scale

The Trustees considered information prepared by Northern that showed that the levels of aggregate sub-advisory fee rates generally decreased as the Multi-Manager Fixed Income Funds’ assets increased, as most of the sub-advisers had breakpoints incorporated into their sub-advisory fee structures. However, the Trustees generally considered economies of scale with respect to the Multi-Manager Fixed Income Funds at the management fee level, including Northern’s contractual expense limitations for the Multi-Manager Fixed Income Funds.

Other Benefits

The Trustees considered other benefits derived or to be derived by certain of the sub-advisers as a result of their relationship with the Multi-Manager Fixed Income Funds. These benefits included, in certain cases, research and other benefits in connection with brokerage commissions paid by the Multi-Manager Fixed Income Funds. The Trustees noted that they had received regular reports from the Trust’s CCO with respect to the quality of each sub-adviser’s trade execution on behalf of the Multi-Manager Fixed Income Funds and soft dollar usage. The Trustees considered the other relationships that certain of the sub-advisers had with Northern, including sub-advisory and/ or custodial relationships.

Conclusion

Based on the Trustees’ deliberations and the recommendations by Northern, the Trustees concluded that the fees paid to the sub-advisers on a Fund-by-Fund basis were fair and reasonable in light of the services provided by each of them and that the sub-advisory agreements with respect to the Multi-Manager Fixed Income Funds should be reapproved for an additional one-year period.

Approval of New Sub-Advisory Agreement (Multi-Manager Emerging Markets Debt Opportunity Fund)

At an in-person meeting held on May 18-19, 2022 (the “Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of Northern Funds (the “Trust”), including all of the Trustees (“Independent Trustees”) who are not “interested persons” as defined in the Investment Company Act of 1940 (the “1940 Act”)

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voting separately, reviewed and approved an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with respect to Multi-Manager Emerging Markets Debt Opportunity Fund (the “Fund”) between Northern Trust Investments, Inc. (“Northern”) and MetLife Investment Management, LLC (“MIM”).

At the Meeting, the Trustees, including all of the Independent Trustees, reviewed and discussed information and written materials from Northern about MIM, including: (i) the nature, extent and quality of the investment advisory services to be provided by MIM, and the experience and qualifications of the personnel proposed to provide such services; (ii) MIM’s financial condition, history of operations and ownership structure; (iii) MIM’s brokerage and soft dollar practices; (iv) MIM’s investment strategies and styles of investing; (v) MIM’s performance history with respect to accounts or funds managed similarly to the Fund and hypothetical Fund performance assuming MIM had previously been a sub-adviser to the Fund; (vi) information with respect to MIM’s risk management and cybersecurity programs; (vii) MIM’s compliance policies and procedures (including its code of ethics), and the Trust’s Chief Compliance Officer’s (the “CCO”) evaluation of such policies and procedures; (viii) material litigation, investigations, proceedings or actions (if any); (ix) any potential conflicts of interest in managing the Fund, including MIM’s financial or business relationships with Northern and its affiliates; and (x) the proposed terms of the Sub-Advisory Agreement.

The Trustees considered Northern’s discussion of the reasons that Northern was proposing MIM be added as a sub-adviser to the Fund, including reasons Northern believes that MIM may contribute to the performance of the Fund. The Trustees discussed the proposed allocation of assets among MIM and the other sub-advisers to the Fund.

In evaluating the Sub-Advisory Agreement, the Trustees gave weight to various factors but did not identify any single factor as controlling their decision, and each Trustee may have attributed different weight to different factors. However, the Trustees relied upon the recommendations and performance evaluations of Northern with respect to MIM.

Nature, Extent and Quality of Services

The Trustees considered the information and evaluations provided by Northern with respect to MIM’s operations, qualifications, performance and experience in managing the type of strategy for which MIM was proposed to be engaged in connection with the Fund. The Trustees considered Northern’s evaluation of MIM’s potential to contribute to the Fund’s returns. The Trustees reviewed the CCO’s evaluation of MIM’s compliance program and code of ethics, noting that the CCO believed the program to be reasonably designed to prevent the violation of federal securities laws. The Trustees concluded that MIM was able to provide quality services to the Fund.

Fees, Expenses and Performance

With respect to the sub-advisory fees, the Trustees considered that MIM would be paid by Northern out of Northern’s management fees and not by the Fund. The Trustees believed, based on Northern’s representations, that the Sub-Advisory Agreement had been negotiated at arm’s-length between Northern and MIM. The Trustees considered comparisons of MIM’s fees at various asset levels of the Fund and in relation to the other sub-advisers to the Fund. The Trustees compared MIM’s fees in relationship to its standard fee schedule for accounts in the strategy. Finally, the Trustees considered Northern’s representations that the fees to be paid to MIM were reasonable in light of the anticipated quality of the services to be performed by it.

The Trustees considered the expected impact on profitability to Northern of the Fund before and after the addition of MIM. These comparisons showed that Northern’s profitability would slightly decrease at current asset levels after the addition of MIM. The Trustees did not consider MIM’s projected profitability because Northern would be paying MIM out of the management fee that Northern received from the Fund. The Trustees therefore believed that Northern had an incentive to negotiate the lowest possible sub-advisory fees.

The Trustees considered and evaluated MIM’s performance information with respect to its other accounts using an investment strategy similar to the strategy that MIM proposes to use in managing a portion of the Fund’s assets, and Northern’s evaluation of that performance. The Trustees reviewed reports prepared by Northern showing the hypothetical performance of MIM over various time periods if MIM had been a sub-adviser to the Fund along with the other sub-advisers to the Fund. The Trustees considered MIM’s performance record in the strategy for which it was being engaged against other relevant performance benchmarks.

Based upon the information provided, the Trustees concluded that the proposed fees and expenses associated with adding MIM as a sub-adviser were reasonable and consistent with those that would be obtained through arms-length negotiations, and that MIM’s performance record in its strategy was generally satisfactory.

Economies of Scale

The Trustees considered information prepared by Northern that showed the impact on Northern’s net management fee (after payment of sub-advisory fees) at various asset levels. They took into account the levels of aggregate sub-advisory fees at various asset levels, including a breakpoint in the sub-advisory fee structures. However, the Trustees generally considered economies of scale with respect to the Fund primarily at the management fee level given that Northern would be paying MIM out of its management fee. The Trustees noted that MIM had a breakpoint in its sub-advisory fee structure.

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APPROVAL OF MANAGEMENT AGREEMENT AND SUB-ADVISORY AGREEMENTS (continued)	SEPTEMBER 30, 2022 (UNAUDITED)

Accordingly, the Trustees concluded that the proposed fee arrangement with MIM at current and projected assets levels for the Fund would be appropriate.

Fall Out and Other Benefits

The Trustees considered other potential benefits to be derived by MIM as a result of its relationship with the Fund. For example, the Trustees noted that MIM may obtain reputational benefits from the success of the Fund or other series of the Trust. The Trustees considered the other relationships that MIM had with Northern or its affiliates. The Trustees concluded that, based on the information provided, any such potential benefits were immaterial to its consideration and approval of the Sub-Advisory Agreement.

Conclusion

The Trustees reviewed with independent legal counsel to the Independent Trustees the legal standards applicable to their consideration of the Sub-Advisory Agreement. Based on the Trustees’ review and deliberations, which included consideration of each of the factors referenced above and the recommendations by Northern, the Trustees, including the Independent Trustees, concluded that the proposed fee to be paid to MIM was fair and reasonable in light of the services to be provided by it and the Trustees unanimously approved the Sub-Advisory Agreement.

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FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Each of the Funds, except the U.S. Government Money Market and U.S. Government Select Money Market Funds, files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s web site at sec.gov.

The U.S. Government Money Market and U.S. Government Select Money Market Funds file detailed month-end portfolio holdings information on Form N-MFP with the SEC each month and post their complete schedules of portfolio holdings on the Northern Funds’ web site at northerntrust.com as of the last business day of each month for the previous six months. The U.S. Government Money Market and U.S. Government Select Money Market Funds’ Forms N-MFP are available electronically on the SEC’s web site at sec.gov.

PROXY VOTING

Northern Funds’ Proxy Voting Policies and Procedures and each Fund’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Funds’ web site at northerntrust.com/funds or the SEC’s web site at sec.gov or by calling the Northern Funds Center at 800-595-9111.

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Item 2. Code of Ethics.

Not applicable for this reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for this reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for this reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The registrant has elected to include the schedule of investments in securities of unaffiliated issuers as part of the report to shareholders filed under Item 1 of this report on Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable for this reporting period.

(a)(2)	Exhibit 99.CERT: Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(3)	Not applicable.

(a)(4)	There has been no change to the registrant’s independent public accountant during the reporting period.

(b)	Exhibit 99.906 CERT: Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Funds

By	/s/ Peter K. Ewing
Peter K. Ewing, President
(Principal Executive Officer)

Date: December 1, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Peter K. Ewing
Peter K. Ewing, President
(Principal Executive Officer)

Date: December 1, 2022

By	/s/ Randal E. Rein
Randal E. Rein, Treasurer
(Principal Financial and Accounting Officer)

Date: December 1, 2022